UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 – June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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Tape Here	VADV6413 08/14

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2014

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, Elite Access®, Elite Access Brokerage Edition, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Elite Access (New York), Elite Access Brokerage Edition (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

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FIRST-CLASS MAIL    PERMIT NO. 600    LANSING MI

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JACKSON
PO BOX 24068
LANSING MI 48909-9979

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JNL Series Trust and JNL Variable Fund LLC (Unaudited)

June 30, 2014

President’s Letter

Dear Fellow Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2014.

Against a backdrop of mixed economic data, geopolitical instability in Ukraine and Iraq, and slowing growth in China, equity markets experienced heightened volatility and pockets of weakness during the first quarter but snapped back sharply and finished the second quarter near record highs, while most other broad asset classes also registered gains.

The U.S. government estimated that U.S. gross domestic product (“GDP”) contracted by 2.9% in the 1st quarter of 2014, marked by a sharp drop in exports (-8.9%) and a deceleration in personal consumption expenditures growth (1.0%) which were largely attributed to unseasonably cold weather.  Despite the poor GDP reading for Q1 2014, most recent economic indicators suggest a more promising picture for the U.S. economy. According to the ADP National Employment Report, U.S. companies hired 281,000 workers in June, the biggest monthly increase since November 2012. In addition, the U.S. unemployment rate fell to 6.1%, its lowest level since 2008.  Inflation, as measured by the Consumer Price Index, also began to inch up in the 2nd quarter, led higher by rising food prices.  As a result of the strong jobs and inflation data, the Federal Open Market Committee signaled that they would continue tapering or reducing their purchases of Treasuries and mortgages ahead of potential monetary tightening in 2015.  The Federal Reserve also revised its forecast for 2014 growth in GDP downward from 3.0% to 2.3%, while maintaining its core inflation forecast of 1.5% to 1.7%.

Domestic equities, as represented by the Russell 3000 Index, gained 6.94% for the year-to-date period ended June 30, 2014. Value stocks generally outperformed growth over the six-month period, while large cap equities significantly outperformed small cap equities as investors took some profits in small caps after strong gains in recent years. On a sector basis, energy and utility companies were the best performers through the first six months of the year while consumer discretionary and financial companies were laggards over that period.

Outside the U.S., leading indicators point to a slowly improving macroeconomic picture in Europe.  Economic recovery, however, remains slow in some Eurozone member states, and the European Central Bank took further accommodative actions, which boosted investors’ appetite for risk. International equities, as represented by the Morgan Stanley Capital International (“MSCI”) All Country World ex-U.S. Index, returned 5.56% for the year-to-date period with emerging markets modestly outperforming developed markets in aggregate.

Within fixed income, falling interest rates and tighter credit spreads resulted in the Barclays Capital U.S. Aggregate Bond Index gaining 3.93% for the six-month period. The U.S. Treasury yield curve continued to flatten, as longer yields unexpectedly fell to 1-year lows while shorter yields were roughly flat.  On a duration-adjusted basis, investment grade and high yield credit outperformed due to continued investor demand and strong fundamentals.

Alternative investment strategies, as represented by the Credit Suisse Hedge Fund Index, underperformed the broad equity market, returning 2.84%.  It should be noted, that many alternative strategies have the tendency to not keep up with equities amid a rising market environment. Among the top performing hedge fund strategies were distressed debt (6.43%) and event driven (5.75%).  Among the worst performing hedge fund strategies were merger arbitrage (-2.53%) and equity market neutral (-0.53%). Other non-traditional asset classes, including gold, listed private equity, and REITs enjoyed healthy gains for the period, demonstrating the value of having a broadly diversified portfolio.

We appreciate your confidence in selecting Jackson for your investment needs.

Mark D. Nerud
President and Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

JNL/American Funds® Blue Chip Income and Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	104,471	$1,476,178
Total Investment Companies (cost $1,088,483)		1,476,178
Total Investments - 100.0% (cost $1,088,483)		1,476,178
Other Assets and Liabilities, Net - (0.0%)		(539)
Total Net Assets - 100.0%		$1,475,639

JNL/American Funds® Global Bond Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL FIXED INCOME - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	43,730	$543,567
Total Investment Companies (cost $536,710)		543,567
Total Investments - 100.0% (cost $536,710)		543,567
Other Assets and Liabilities, Net - (0.0%)		(177)
Total Net Assets - 100.0%		$543,390

JNL/American Funds® Global Small Capitalization Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	14,746	$404,193
Total Investment Companies (cost $324,151)		404,193
Total Investments - 100.0% (cost $324,151)		404,193
Other Assets and Liabilities, Net - (0.0%)		(129)
Total Net Assets - 100.0%		$404,064

JNL/American Funds® Growth-Income Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	40,615	$2,094,493
Total Investment Companies (cost $1,662,360)		2,094,493
Total Investments - 100.0% (cost $1,662,360)		2,094,493
Other Assets and Liabilities, Net - (0.0%)		(876)
Total Net Assets - 100.0%		$2,093,617

JNL/American Funds® International Fund

INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY - 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	31,237	$688,143
Total Investment Companies (cost $571,549)		688,143
Total Investments - 100.0% (cost $571,549)		688,143
Other Assets and Liabilities, Net - (0.0%)		(277)
Total Net Assets - 100.0%		$687,866

JNL/American Funds® New World Fund

INVESTMENT COMPANIES - 100.0%
EMERGING MARKETS EQUITY - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	32,562	$776,272
Total Investment Companies (cost $742,016)		776,272
Total Investments - 100.0% (cost $742,016)		776,272
Other Assets and Liabilities, Net - (0.0%)		(313)
Total Net Assets - 100.0%		$775,959

JNL Institutional Alt 20 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 19.6%
Curian Long Short Credit Fund (8.2%) (b)	3,141	$32,789
Curian/AQR Risk Parity Fund (8.5%) (b)	2,166	24,384
Curian/BlackRock Global Long Short Credit Fund (7.7%) (b)	2,810	29,171
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (9.1%) (b)	3,888	37,445
Curian/Franklin Templeton Natural Resources Fund (7.6%) (b)	1,110	12,244
Curian/Neuberger Berman Currency Fund (9.2%) (b)	1,051	10,411
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (10.3%) (b)	1,825	18,456
Curian/Nicholas Convertible Arbitrage Fund (8.0%) (b)	3,081	33,247
Curian/PineBridge Merger Arbitrage Fund (7.2%) (b)	1,714	17,125
Curian/UBS Global Long Short Fixed Income Opportunities Fund (6.3%) (b)	1,392	13,699
Curian/Van Eck International Gold Fund (6.0%) (b)	1,324	8,409
JNL/AQR Managed Futures Strategy Fund (6.9%) (b)	2,918	28,455
JNL/BlackRock Commodity Securities Strategy Fund (0.1%) (b)	68	858
JNL/Brookfield Global Infrastructure and MLP Fund (2.9%) (b)	1,927	32,927
JNL/Invesco Global Real Estate Fund (1.5%) (b)	2,512	27,602
JNL/Red Rocks Listed Private Equity Fund (3.6%) (b)	2,717	35,127
		362,349

See accompanying Notes to Financial Statements.

	Shares	Value
DOMESTIC EQUITY - 28.9%
Curian Focused U.S. Equity Fund (36.1%) (b)	1,476	17,014
Curian/DFA U.S. Micro Cap Fund (23.6%) (b)	2,368	34,554
JNL/Mellon Capital Nasdaq 25 Fund (7.6%) (b)	2,636	53,830
JNL/Mellon Capital S&P 24 Fund (16.2%) (b)	8,917	131,702
JNL/Mellon Capital S&P SMid 60 Fund (10.6%) (b)	4,587	67,979
JNL/Mellon Capital Small Cap Index Fund (3.0%) (b)	3,284	57,011
JNL/Mellon Capital Value Line 30 Fund (9.7%) (b)	4,730	79,844
JNL/S&P Competitive Advantage Fund (1.4%) (b)	1,859	31,028
JNL/S&P Dividend Income & Growth Fund (0.8%) (b)	1,961	30,319
JNL/T. Rowe Price Value Fund (1.1%) (b)	1,862	32,787
		536,068
DOMESTIC FIXED INCOME - 22.2%
Curian/DoubleLine Total Return Fund (6.9%) (b)	6,066	63,208
JNL/Mellon Capital Bond Index Fund (7.1%) (b)	6,189	74,645
JNL/PIMCO Real Return Fund (1.4%) (b)	2,620	28,477
JNL/PIMCO Total Return Bond Fund (0.7%) (b)	2,914	37,850
JNL/PPM America Floating Rate Income Fund (2.3%) (b)	3,657	40,521
JNL/PPM America High Yield Bond Fund (1.9%) (b)	7,841	59,516
JNL/PPM America Total Return Fund (7.8%) (b)	5,857	70,165
JNL/Scout Unconstrained Bond Fund (8.1%) (b)	3,755	37,210
		411,592
EMERGING MARKETS EQUITY - 5.5%
Curian/Ashmore Emerging Market Small Cap Equity Fund (20.7%) (b)	646	6,958
Curian/Franklin Templeton Frontier Markets Fund (22.2%) (b)	2,344	30,187
JNL/Lazard Emerging Markets Fund (4.1%) (b)	5,463	64,789
		101,934
GLOBAL EQUITY - 1.6%
JNL/Franklin Templeton Global Growth Fund (2.4%) (b)	2,411	29,510

GLOBAL FIXED INCOME - 8.6%
JNL/Franklin Templeton Global Multisector Bond Fund (4.5%) (b)	7,441	91,374
JNL/Neuberger Berman Strategic Income Fund (13.1%) (b)	6,190	68,093
		159,467
INTERNATIONAL EQUITY - 12.8%
Curian Focused International Equity Fund (24.0%) (b)	2,677	29,259
JNL/Mellon Capital International Index Fund (8.4%) (b)	13,676	207,456
		236,715
INTERNATIONAL FIXED INCOME - 0.8%
JNL/Goldman Sachs Emerging Markets Debt Fund (2.1%) (b)	1,230	14,825
Total Investment Companies (cost $1,611,449)		1,852,460
Total Investments - 100.0% (cost $1,611,449)		1,852,460
Other Assets and Liabilities, Net - (0.0%)		(276)
Total Net Assets - 100.0%		$1,852,184

JNL Institutional Alt 35 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 34.6%
Curian Long Short Credit Fund (19.5%) (b)	7,436	$77,636
Curian/AQR Risk Parity Fund (20.5%) (b)	5,237	58,964
Curian/BlackRock Global Long Short Credit Fund (18.2%) (b)	6,643	68,956
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (20.7%) (b)	8,824	84,971
Curian/Franklin Templeton Natural Resources Fund (19.9%) (b)	2,902	32,004
Curian/Neuberger Berman Currency Fund (21.8%) (b)	2,480	24,577
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (25.1%) (b)	4,459	45,084
Curian/Nicholas Convertible Arbitrage Fund (18.3%) (b)	7,004	75,575
Curian/PineBridge Merger Arbitrage Fund (16.9%) (b)	4,037	40,330
Curian/UBS Global Long Short Fixed Income Opportunities Fund (15.8%) (b)	3,480	34,248
Curian/Van Eck International Gold Fund (14.8%) (b)	3,252	20,652
JNL/AQR Managed Futures Strategy Fund (16.0%) (b)	6,787	66,173
JNL/BlackRock Commodity Securities Strategy Fund (0.2%) (b)	245	3,095
JNL/Brookfield Global Infrastructure and MLP Fund (7.5%) (b)	4,896	83,672
JNL/Invesco Global Real Estate Fund (3.5%) (b)	5,941	65,292
JNL/Red Rocks Listed Private Equity Fund (8.3%) (b)	6,264	80,995
		862,224
DOMESTIC EQUITY - 23.4%
Curian Focused U.S. Equity Fund (32.8%) (b)	1,341	15,462
Curian/DFA U.S. Micro Cap Fund (25.1%) (b)	2,518	36,736
JNL/Mellon Capital Nasdaq 25 Fund (8.6%) (b)	2,989	61,028
JNL/Mellon Capital S&P 24 Fund (17.4%) (b)	9,593	141,682
JNL/Mellon Capital S&P SMid 60 Fund (11.5%) (b)	4,986	73,896
JNL/Mellon Capital Small Cap Index Fund (3.5%) (b)	3,813	66,202
JNL/Mellon Capital Value Line 30 Fund (9.8%) (b)	4,782	80,725
JNL/S&P Competitive Advantage Fund (1.7%) (b)	2,217	37,000
JNL/S&P Dividend Income & Growth Fund (1.0%) (b)	2,397	37,057
JNL/T. Rowe Price Value Fund (1.2%) (b)	1,982	34,908
		584,696

See accompanying Notes to Financial Statements.

	Shares	Value
DOMESTIC FIXED INCOME - 15.8%
Curian/DoubleLine Total Return Fund (6.7%) (b)	5,825	60,698
JNL/Mellon Capital Bond Index Fund (5.7%) (b)	5,016	60,497
JNL/PIMCO Real Return Fund (0.9%) (b)	1,751	19,034
JNL/PIMCO Total Return Bond Fund (0.7%) (b)	2,810	36,499
JNL/PPM America Floating Rate Income Fund (2.1%) (b)	3,323	36,818
JNL/PPM America High Yield Bond Fund (2.2%) (b)	9,007	68,366
JNL/PPM America Total Return Fund (8.7%) (b)	6,489	77,735
JNL/Scout Unconstrained Bond Fund (7.7%) (b)	3,601	35,683
		395,330
EMERGING MARKETS EQUITY - 5.1%
Curian/Ashmore Emerging Market Small Cap Equity Fund (17.6%) (b)	551	5,930
Curian/Franklin Templeton Frontier Markets Fund (29.0%) (b)	3,054	39,339
JNL/Lazard Emerging Markets Fund (5.2%) (b)	6,857	81,326
		126,595
GLOBAL EQUITY - 1.6%
JNL/Franklin Templeton Global Growth Fund (3.1%) (b)	3,165	38,739

GLOBAL FIXED INCOME - 6.6%
JNL/Franklin Templeton Global Multisector Bond Fund (4.9%) (b)	8,087	99,306
JNL/Neuberger Berman Strategic Income Fund (12.6%) (b)	5,942	65,369
		164,675
INTERNATIONAL EQUITY - 12.4%
Curian Focused International Equity Fund (28.9%) (b)	3,231	35,314
JNL/Mellon Capital International Index Fund (11.1%) (b)	18,020	273,358
		308,672
INTERNATIONAL FIXED INCOME - 0.5%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.9%) (b)	1,135	13,676
Total Investment Companies (cost $2,176,287)		2,494,607
Total Investments - 100.0% (cost $2,176,287)		2,494,607
Other Assets and Liabilities, Net - (0.0%)		(367)
Total Net Assets - 100.0%		$2,494,240

JNL Institutional Alt 50 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 50.0%
Curian Long Short Credit Fund (38.4%) (b)	14,607	$152,502
Curian/AQR Risk Parity Fund (37.9%) (b)	9,691	109,120
Curian/BlackRock Global Long Short Credit Fund (35.9%) (b)	13,126	136,244
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (40.3%) (b)	17,176	165,405
Curian/Franklin Templeton Natural Resources Fund (41.1%) (b)	6,003	66,217
Curian/Neuberger Berman Currency Fund (43.6%) (b)	4,950	49,053
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (35.2%) (b)	6,238	63,065
Curian/Nicholas Convertible Arbitrage Fund (36.3%) (b)	13,918	150,175
Curian/PineBridge Merger Arbitrage Fund (33.8%) (b)	8,071	80,625
Curian/UBS Global Long Short Fixed Income Opportunities Fund (31.7%) (b)	7,000	68,882
Curian/Van Eck International Gold Fund (30.4%) (b)	6,652	42,238
JNL/AQR Managed Futures Strategy Fund (29.8%) (b)	12,627	123,113
JNL/BlackRock Commodity Securities Strategy Fund (4.8%) (b)	5,964	75,504
JNL/Brookfield Global Infrastructure and MLP Fund (15.2%) (b)	9,989	170,711
JNL/Invesco Global Real Estate Fund (7.0%) (b)	11,879	130,550
JNL/Red Rocks Listed Private Equity Fund (16.3%) (b)	12,282	158,810
		1,742,214
DOMESTIC EQUITY - 18.4%
Curian/DFA U.S. Micro Cap Fund (26.4%) (b)	2,649	38,648
JNL/Mellon Capital Nasdaq 25 Fund (9.6%) (b)	3,350	68,409
JNL/Mellon Capital S&P 24 Fund (19.6%) (b)	10,817	159,762
JNL/Mellon Capital S&P SMid 60 Fund (11.0%) (b)	4,747	70,348
JNL/Mellon Capital Small Cap Index Fund (3.8%) (b)	4,179	72,548
JNL/Mellon Capital Value Line 30 Fund (10.7%) (b)	5,221	88,139
JNL/S&P Competitive Advantage Fund (2.1%) (b)	2,731	45,583
JNL/S&P Dividend Income & Growth Fund (1.3%) (b)	3,043	47,053
JNL/T. Rowe Price Value Fund (1.7%) (b)	2,855	50,270
		640,760
DOMESTIC FIXED INCOME - 12.0%
Curian/DoubleLine Total Return Fund (7.0%) (b)	6,155	64,136
JNL/Mellon Capital Bond Index Fund (5.3%) (b)	4,637	55,916
JNL/PIMCO Real Return Fund (1.1%) (b)	1,992	21,653
JNL/PIMCO Total Return Bond Fund (0.8%) (b)	2,987	38,805
JNL/PPM America Floating Rate Income Fund (2.4%) (b)	3,835	42,493
JNL/PPM America High Yield Bond Fund (2.5%) (b)	10,170	77,187
JNL/PPM America Total Return Fund (8.8%) (b)	6,566	78,664
JNL/Scout Unconstrained Bond Fund (8.3%) (b)	3,874	38,392
		417,246
EMERGING MARKETS EQUITY - 3.7%
Curian/Ashmore Emerging Market Small Cap Equity Fund (25.9%) (b)	808	8,707
Curian/Franklin Templeton Frontier Markets Fund (30.2%) (b)	3,185	41,023
JNL/Lazard Emerging Markets Fund (5.0%) (b)	6,581	78,044
		127,774

See accompanying Notes to Financial Statements.

	Shares	Value
GLOBAL EQUITY - 0.9%
JNL/Franklin Templeton Global Growth Fund (2.6%) (b)	2,619	32,063

GLOBAL FIXED INCOME - 5.2%
JNL/Franklin Templeton Global Multisector Bond Fund (5.6%) (b)	9,103	111,787
JNL/Neuberger Berman Strategic Income Fund (13.7%) (b)	6,436	70,790
		182,577
INTERNATIONAL EQUITY - 9.4%
Curian Focused International Equity Fund (30.8%) (b)	3,443	37,633
JNL/Mellon Capital International Index Fund (11.8%) (b)	19,190	291,116
		328,749
INTERNATIONAL FIXED INCOME - 0.4%
JNL/Goldman Sachs Emerging Markets Debt Fund (2.1%) (b)	1,249	15,050
Total Investment Companies (cost $3,061,738)		3,486,433
Total Investments - 100.0% (cost $3,061,738)		3,486,433
Other Assets and Liabilities, Net - (0.0%)		(501)
Total Net Assets - 100.0%		$3,485,932

JNL Institutional Alt 65 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 64.9%
Curian Long Short Credit Fund (11.1%) (b)	4,208	$43,934
Curian/AQR Risk Parity Fund (8.4%) (b)	2,153	24,236
Curian/BlackRock Global Long Short Credit Fund (10.3%) (b)	3,760	39,024
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (11.4%) (b)	4,854	46,746
Curian/Franklin Templeton Natural Resources Fund (11.0%) (b)	1,609	17,751
Curian/Neuberger Berman Currency Fund (11.4%) (b)	1,298	12,863
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (8.4%) (b)	1,491	15,072
Curian/Nicholas Convertible Arbitrage Fund (9.8%) (b)	3,754	40,506
Curian/PineBridge Merger Arbitrage Fund (9.1%) (b)	2,175	21,732
Curian/UBS Global Long Short Fixed Income Opportunities Fund (8.8%) (b)	1,937	19,063
Curian/Van Eck International Gold Fund (6.7%) (b)	1,462	9,283
JNL/AQR Managed Futures Strategy Fund (7.3%) (b)	3,108	30,301
JNL/BlackRock Commodity Securities Strategy Fund (1.4%) (b)	1,700	21,520
JNL/Brookfield Global Infrastructure and MLP Fund (4.3%) (b)	2,829	48,351
JNL/Invesco Global Real Estate Fund (2.0%) (b)	3,340	36,709
JNL/Red Rocks Listed Private Equity Fund (4.5%) (b)	3,377	43,659
		470,750
DOMESTIC EQUITY - 13.3%
Curian/DFA U.S. Micro Cap Fund (4.6%) (b)	464	6,773
JNL/Mellon Capital Nasdaq 25 Fund (1.9%) (b)	675	13,778
JNL/Mellon Capital S&P 24 Fund (2.3%) (b)	1,276	18,850
JNL/Mellon Capital S&P SMid 60 Fund (1.3%) (b)	576	8,537
JNL/Mellon Capital Small Cap Index Fund (0.6%) (b)	662	11,487
JNL/Mellon Capital Value Line 30 Fund (1.8%) (b)	865	14,608
JNL/S&P Competitive Advantage Fund (0.3%) (b)	421	7,019
JNL/S&P Dividend Income & Growth Fund (0.2%) (b)	458	7,081
JNL/T. Rowe Price Value Fund (0.3%) (b)	478	8,425
		96,558
DOMESTIC FIXED INCOME - 6.9%
Curian/DoubleLine Total Return Fund (0.9%) (b)	755	7,868
JNL/Mellon Capital Bond Index Fund (1.6%) (b)	1,357	16,358
JNL/PIMCO Total Return Bond Fund (0.1%) (b)	336	4,360
JNL/PPM America Floating Rate Income Fund (0.4%) (b)	663	7,346
JNL/PPM America High Yield Bond Fund (0.3%) (b)	1,238	9,400
JNL/Scout Unconstrained Bond Fund (0.9%) (b)	439	4,351
		49,683
EMERGING MARKETS EQUITY - 2.9%
Curian/Ashmore Emerging Market Small Cap Equity Fund (5.1%) (b)	159	1,715
Curian/Franklin Templeton Frontier Markets Fund (5.4%) (b)	575	7,400
JNL/Lazard Emerging Markets Fund (0.8%) (b)	1,029	12,210
		21,325
GLOBAL EQUITY - 0.7%
JNL/Franklin Templeton Global Growth Fund (0.4%) (b)	418	5,117

GLOBAL FIXED INCOME - 2.4%
JNL/Franklin Templeton Global Multisector Bond Fund (0.6%) (b)	1,060	13,008
JNL/Neuberger Berman Strategic Income Fund (0.9%) (b)	425	4,677
		17,685
INTERNATIONAL EQUITY - 8.7%
Curian Focused International Equity Fund (5.1%) (b)	567	6,204
JNL/Mellon Capital International Index Fund (2.3%) (b)	3,750	56,884
		63,088
INTERNATIONAL FIXED INCOME - 0.2%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.2%) (b)	98	1,180
Total Investment Companies (cost $636,691)		725,386
Total Investments - 100.0% (cost $636,691)		725,386
Other Assets and Liabilities, Net - (0.0%)		(133)
Total Net Assets - 100.0%		$725,253

See accompanying Notes to Financial Statements.

JNL/American Funds Balanced Allocation Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 32.3%
American Funds Insurance Series - Blue Chip Income and Growth Fund	3,341	$47,211
American Funds Insurance Series - Growth Fund	1,202	94,457
American Funds Insurance Series - Growth-Income Fund	1,258	64,884
		206,552
DOMESTIC FIXED INCOME - 31.9%
American Funds Insurance Series - Bond Fund	9,183	102,206
American Funds Insurance Series - High-Income Bond Fund	5,714	65,651
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund	2,948	36,502
		204,359
EMERGING MARKETS EQUITY - 7.4%
American Funds Insurance Series - New World Fund	1,984	47,299

GLOBAL EQUITY - 17.6%
American Funds Insurance Series - Global Growth and Income Fund	1,777	23,623
American Funds Insurance Series - Global Growth Fund	1,700	47,256
American Funds Insurance Series - Global Small Capitalization Fund	1,514	41,486
		112,365
GLOBAL FIXED INCOME - 8.0%
American Funds Insurance Series - Global Bond Fund	4,115	51,152

INTERNATIONAL EQUITY - 2.8%
American Funds Insurance Series - International Fund	805	17,732
Total Investment Companies (cost $589,374)		639,459
Total Investments - 100.0% (cost $589,374)		639,459
Other Assets and Liabilities, Net - (0.0%)		(252)
Total Net Assets - 100.0%		$639,207

JNL/American Funds Growth Allocation Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 39.5%
American Funds Insurance Series - Blue Chip Income and Growth Fund	3,744	$52,896
American Funds Insurance Series - Growth Fund	1,346	105,795
American Funds Insurance Series - Growth-Income Fund	1,231	63,473
		222,164
DOMESTIC FIXED INCOME - 13.3%
American Funds Insurance Series - Bond Fund	2,020	22,480
American Funds Insurance Series - High-Income Bond Fund	3,261	37,464
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund	1,211	14,987
		74,931
EMERGING MARKETS EQUITY - 10.4%
American Funds Insurance Series - New World Fund	2,441	58,194

GLOBAL EQUITY - 25.4%
American Funds Insurance Series - Global Growth and Income Fund	1,990	26,449
American Funds Insurance Series - Global Growth Fund	2,283	63,479
American Funds Insurance Series - Global Small Capitalization Fund	1,934	53,018
		142,946
GLOBAL FIXED INCOME - 6.7%
American Funds Insurance Series - Global Bond Fund	3,014	37,469

INTERNATIONAL EQUITY - 4.7%
American Funds Insurance Series - International Fund	1,201	26,450
Total Investment Companies (cost $516,518)		562,154
Total Investments - 100.0% (cost $516,518)		562,154
Other Assets and Liabilities, Net - (0.0%)		(219)
Total Net Assets - 100.0%		$561,935

JNL Disciplined Moderate Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 44.6%
JNL/Mellon Capital 25 Fund (1.2%) (b)	599	$12,372
JNL/Mellon Capital S&P 400 MidCap Index Fund (3.8%) (b)	3,428	68,218
JNL/Mellon Capital S&P 500 Index Fund (3.2%) (b)	7,107	116,341
JNL/Mellon Capital Small Cap Index Fund (3.3%) (b)	3,618	62,814
JNL/S&P Competitive Advantage Fund (5.3%) (b)	6,937	115,787
JNL/S&P Dividend Income & Growth Fund (2.7%) (b)	6,327	97,812
JNL/S&P Intrinsic Value Fund (2.7%) (b)	3,331	54,999
JNL/S&P Mid 3 Fund (20.9%) (b)	1,739	18,585
		546,928
DOMESTIC FIXED INCOME - 31.9%
Curian/DoubleLine Total Return Fund (8.0%) (b)	7,034	73,290
JNL/PIMCO Real Return Fund (2.9%) (b)	5,397	58,660
JNL/PIMCO Total Return Bond Fund (1.0%) (b)	3,761	48,849
JNL/PPM America Floating Rate Income Fund (1.9%) (b)	3,082	34,154
JNL/PPM America High Yield Bond Fund (1.6%) (b)	6,433	48,829
JNL/PPM America Total Return Fund (9.8%) (b)	7,334	87,862
JNL/Scout Unconstrained Bond Fund (8.4%) (b)	3,931	38,955
		390,599

See accompanying Notes to Financial Statements.

	Shares	Value
EMERGING MARKETS EQUITY - 5.0%
JNL/Mellon Capital Emerging Markets Index Fund (7.8%) (b)	5,767	61,768

GLOBAL FIXED INCOME - 8.0%
JNL/Franklin Templeton Global Multisector Bond Fund (3.9%) (b)	6,356	78,053
JNL/Neuberger Berman Strategic Income Fund (3.8%) (b)	1,775	19,523
		97,576
INTERNATIONAL EQUITY - 10.5%
JNL/Mellon Capital International Index Fund (4.5%) (b)	7,241	109,843
JNL/Mellon Capital Pacific Rim 30 Fund (10.2%) (b)	1,215	18,712
		128,555
Total Investment Companies (cost $1,077,326)		1,225,426
Total Investments - 100.0% (cost $1,077,326)		1,225,426
Other Assets and Liabilities, Net - (0.0%)		(168)
Total Net Assets - 100.0%		$1,225,258

JNL Disciplined Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 53.1%
JNL/Mellon Capital 25 Fund (2.1%) (b)	1,091	$22,532
JNL/Mellon Capital S&P 400 MidCap Index Fund (5.8%) (b)	5,293	105,335
JNL/Mellon Capital S&P 500 Index Fund (3.9%) (b)	8,620	141,105
JNL/Mellon Capital Small Cap Index Fund (4.8%) (b)	5,269	91,464
JNL/S&P Competitive Advantage Fund (7.7%) (b)	10,159	169,563
JNL/S&P Dividend Income & Growth Fund (3.3%) (b)	7,678	118,711
JNL/S&P Intrinsic Value Fund (5.2%) (b)	6,283	103,729
JNL/S&P Mid 3 Fund (42.5%) (b)	3,532	37,754
		790,193
DOMESTIC FIXED INCOME - 16.3%
Curian/DoubleLine Total Return Fund (4.9%) (b)	4,266	44,456
JNL/PIMCO Real Return Fund (1.2%) (b)	2,186	23,759
JNL/PIMCO Total Return Bond Fund (0.6%) (b)	2,281	29,628
JNL/PPM America Floating Rate Income Fund (1.2%) (b)	1,869	20,709
JNL/PPM America High Yield Bond Fund (1.1%) (b)	4,685	35,559
JNL/PPM America Total Return Fund (6.6%) (b)	4,943	59,223
JNL/Scout Unconstrained Bond Fund (6.4%) (b)	2,976	29,490
		242,824
EMERGING MARKETS EQUITY - 9.1%
JNL/Mellon Capital Emerging Markets Index Fund (17.1%) (b)	12,632	135,295

GLOBAL FIXED INCOME - 3.6%
JNL/Franklin Templeton Global Multisector Bond Fund (2.6%) (b)	4,337	53,257

INTERNATIONAL EQUITY - 17.9%
JNL/Mellon Capital International Index Fund (9.6%) (b)	15,606	236,735
JNL/Mellon Capital Pacific Rim 30 Fund (16.5%) (b)	1,966	30,282
		267,017
Total Investment Companies (cost $1,280,521)		1,488,586
Total Investments - 100.0% (cost $1,280,521)		1,488,586
Other Assets and Liabilities, Net - (0.0%)		(198)
Total Net Assets - 100.0%		$1,488,388

JNL Disciplined Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 57.0%
JNL/Mellon Capital 25 Fund (1.2%) (b)	638	$13,178
JNL/Mellon Capital S&P 400 MidCap Index Fund (3.1%) (b)	2,813	55,983
JNL/Mellon Capital S&P 500 Index Fund (1.6%) (b)	3,599	58,922
JNL/Mellon Capital Small Cap Index Fund (2.3%) (b)	2,486	43,149
JNL/S&P Competitive Advantage Fund (3.7%) (b)	4,901	81,788
JNL/S&P Dividend Income & Growth Fund (1.3%) (b)	2,963	45,814
JNL/S&P Intrinsic Value Fund (2.8%) (b)	3,371	55,650
JNL/S&P Mid 3 Fund (22.3%) (b)	1,851	19,790
		374,274
DOMESTIC FIXED INCOME - 8.0%
Curian/DoubleLine Total Return Fund (1.1%) (b)	943	9,826
JNL/PIMCO Total Return Bond Fund (0.1%) (b)	504	6,550
JNL/PPM America Floating Rate Income Fund (0.4%) (b)	591	6,545
JNL/PPM America High Yield Bond Fund (0.3%) (b)	1,293	9,818
JNL/PPM America Total Return Fund (1.5%) (b)	1,093	13,091
JNL/Scout Unconstrained Bond Fund (1.4%) (b)	660	6,541
		52,371
EMERGING MARKETS EQUITY - 12.5%
JNL/Mellon Capital Emerging Markets Index Fund (10.3%) (b)	7,650	81,936

GLOBAL FIXED INCOME - 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund (0.7%) (b)	1,066	13,085

INTERNATIONAL EQUITY - 20.5%
JNL/Mellon Capital International Index Fund (4.8%) (b)	7,770	117,869

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Mellon Capital Pacific Rim 30 Fund (9.0%) (b)	1,071	16,491
		134,360
Total Investment Companies (cost $568,365)		656,026
Total Investments - 100.0% (cost $568,365)		656,026
Other Assets and Liabilities, Net - (0.0%)		(98)
Total Net Assets - 100.0%		$655,928

JNL/Franklin Templeton Founding Strategy Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 33.5%
JNL/Franklin Templeton Income Fund (21.5%) (b)	45,976	$584,813

GLOBAL EQUITY - 66.5%
JNL/Franklin Templeton Global Growth Fund (46.6%) (b)	47,446	580,740
JNL/Franklin Templeton Mutual Shares Fund (46.4%) (b)	46,097	582,666
		1,163,406
Total Investment Companies (cost $1,300,589)		1,748,219
Total Investments - 100.0% (cost $1,300,589)		1,748,219
Other Assets and Liabilities, Net - (0.0%)		(118)
Total Net Assets - 100.0%		$1,748,101

JNL/Mellon Capital 10 x 10 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 80.2%
JNL/Mellon Capital JNL 5 Fund (6.0%) (b)	16,742	$213,624
JNL/Mellon Capital S&P 400 MidCap Index Fund (2.4%) (b)	2,160	42,995
JNL/Mellon Capital S&P 500 Index Fund (1.2%) (b)	2,601	42,574
JNL/Mellon Capital Small Cap Index Fund (2.3%) (b)	2,493	43,281
		342,474
DOMESTIC FIXED INCOME - 9.9%
JNL/Mellon Capital Bond Index Fund (4.0%) (b)	3,505	42,274

INTERNATIONAL EQUITY - 9.9%
JNL/Mellon Capital International Index Fund (1.7%) (b)	2,793	42,371
Total Investment Companies (cost $285,739)		427,119
Total Investments - 100.0% (cost $285,739)		427,119
Other Assets and Liabilities, Net - (0.0%)		(28)
Total Net Assets - 100.0%		$427,091

JNL/Mellon Capital Index 5 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 60.3%
JNL/Mellon Capital S&P 400 MidCap Index Fund (8.5%) (b)	7,809	$155,394
JNL/Mellon Capital S&P 500 Index Fund (4.3%) (b)	9,401	153,904
JNL/Mellon Capital Small Cap Index Fund (8.3%) (b)	9,019	156,568
		465,866
DOMESTIC FIXED INCOME - 19.8%
JNL/Mellon Capital Bond Index Fund (14.6%) (b)	12,709	153,274

INTERNATIONAL EQUITY - 19.9%
JNL/Mellon Capital International Index Fund (6.2%) (b)	10,113	153,414
Total Investment Companies (cost $585,769)		772,554
Total Investments - 100.0% (cost $585,769)		772,554
Other Assets and Liabilities, Net - (0.0%)		(46)
Total Net Assets - 100.0%		$772,508

JNL/MMRS Conservative Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 33.7%
JNL/Eagle SmallCap Equity Fund (0.0%) (b)	4	$116
JNL/Invesco Small Cap Growth Fund (0.0%) (b)	8	173
JNL/Mellon Capital 25 Fund (0.0%) (b)	8	173
JNL/Mellon Capital Consumer Brands Sector Fund (0.0%) (b)	7	116
JNL/Mellon Capital Healthcare Sector Fund (0.0%) (b)	8	173
JNL/Mellon Capital S&P 24 Fund (0.0%) (b)	12	174
JNL/S&P Competitive Advantage Fund (0.0%) (b)	10	174
JNL/S&P Dividend Income & Growth Fund (0.0%) (b)	11	174
JNL/S&P Intrinsic Value Fund (0.0%) (b)	11	174
JNL/T. Rowe Price Mid-Cap Growth Fund (0.0%) (b)	3	116
		1,563
DOMESTIC FIXED INCOME - 45.6%
JNL/Goldman Sachs Core Plus Bond Fund (0.1%) (b)	42	496
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.0%) (b)	36	496
JNL/Mellon Capital Bond Index Fund (0.0%) (b)	41	496
JNL/PIMCO Real Return Fund (0.0%) (b)	19	207
JNL/PIMCO Total Return Bond Fund (0.0%) (b)	32	415
		2,110
EMERGING MARKETS EQUITY - 6.2%
JNL/Mellon Capital Emerging Markets Index Fund (0.0%) (b)	27	289

GLOBAL EQUITY - 3.8%
JNL/Franklin Templeton Mutual Shares Fund (0.0%) (b)	14	174

See accompanying Notes to Financial Statements.

	Shares	Value
GLOBAL FIXED INCOME - 4.5%
JNL/Neuberger Berman Strategic Income Fund (0.0%) (b)	19	207

INTERNATIONAL EQUITY - 6.2%
JNL/Invesco International Growth Fund (0.0%) (b)	21	289
Total Investment Companies (cost $4,553)		4,632
Total Investments - 100.0% (cost $4,553)		4,632
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$4,631

JNL/MMRS Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 63.8%
JNL/Eagle SmallCap Equity Fund (0.0%) (b)	5	$137
JNL/Invesco Small Cap Growth Fund (0.0%) (b)	7	137
JNL/Mellon Capital 25 Fund (0.0%) (b)	8	164
JNL/Mellon Capital Consumer Brands Sector Fund (0.0%) (b)	6	110
JNL/Mellon Capital Healthcare Sector Fund (0.0%) (b)	7	164
JNL/Mellon Capital S&P 24 Fund (0.0%) (b)	7	110
JNL/S&P Competitive Advantage Fund (0.0%) (b)	11	192
JNL/S&P Dividend Income & Growth Fund (0.0%) (b)	14	219
JNL/S&P Intrinsic Value Fund (0.0%) (b)	12	192
JNL/T. Rowe Price Mid-Cap Growth Fund (0.0%) (b)	3	110
		1,535
DOMESTIC FIXED INCOME - 7.9%
JNL/Goldman Sachs Core Plus Bond Fund (0.0%) (b)	3	36
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.0%) (b)	3	47
JNL/Mellon Capital Bond Index Fund (0.0%) (b)	4	47
JNL/PIMCO Real Return Fund (0.0%) (b)	2	24
JNL/PIMCO Total Return Bond Fund (0.0%) (b)	3	36
		190
EMERGING MARKETS EQUITY - 11.4%
JNL/Mellon Capital Emerging Markets Index Fund (0.0%) (b)	26	274

GLOBAL EQUITY - 4.5%
JNL/Franklin Templeton Mutual Shares Fund (0.0%) (b)	9	110

GLOBAL FIXED INCOME - 1.0%
JNL/Neuberger Berman Strategic Income Fund (0.0%) (b)	2	24

INTERNATIONAL EQUITY - 11.4%
JNL/Invesco International Growth Fund (0.0%) (b)	20	274
Total Investment Companies (cost $2,340)		2,407
Total Investments - 100.0% (cost $2,340)		2,407
Other Assets and Liabilities, Net - 0.0%		—
Total Net Assets - 100.0%		$2,407

JNL/MMRS Moderate Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 50.4%
JNL/Eagle SmallCap Equity Fund (0.0%) (b)	10	$294
JNL/Invesco Small Cap Growth Fund (0.0%) (b)	14	294
JNL/Mellon Capital 25 Fund (0.0%) (b)	18	367
JNL/Mellon Capital Consumer Brands Sector Fund (0.0%) (b)	13	220
JNL/Mellon Capital Healthcare Sector Fund (0.0%) (b)	13	294
JNL/Mellon Capital S&P 24 Fund (0.0%) (b)	15	220
JNL/S&P Competitive Advantage Fund (0.0%) (b)	22	367
JNL/S&P Dividend Income & Growth Fund (0.0%) (b)	28	441
JNL/S&P Intrinsic Value Fund (0.0%) (b)	22	367
JNL/T. Rowe Price Mid-Cap Growth Fund (0.0%) (b)	6	220
		3,084
DOMESTIC FIXED INCOME - 25.0%
JNL/Goldman Sachs Core Plus Bond Fund (0.0%) (b)	27	324
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.0%) (b)	27	371
JNL/Mellon Capital Bond Index Fund (0.0%) (b)	31	370
JNL/PIMCO Real Return Fund (0.0%) (b)	17	185
JNL/PIMCO Total Return Bond Fund (0.0%) (b)	22	278
		1,528
EMERGING MARKETS EQUITY - 6.0%
JNL/Mellon Capital Emerging Markets Index Fund (0.0%) (b)	34	367

GLOBAL EQUITY - 3.6%
JNL/Franklin Templeton Mutual Shares Fund (0.0%) (b)	17	220

GLOBAL FIXED INCOME - 3.0%
JNL/Neuberger Berman Strategic Income Fund (0.0%) (b)	17	185

INTERNATIONAL EQUITY - 12.0%
JNL/Invesco International Growth Fund (0.1%) (b)	54	734
Total Investment Companies (cost $6,016)		6,118
Total Investments - 100.0% (cost $6,016)		6,118
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$6,117

See accompanying Notes to Financial Statements.

JNL/S&P 4 Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
JNL/S&P Competitive Advantage Fund (45.3%) (b)	59,765	$997,474
JNL/S&P Dividend Income & Growth Fund (27.5%) (b)	64,514	997,379
JNL/S&P Intrinsic Value Fund (49.6%) (b)	60,420	997,539
JNL/S&P Total Yield Fund (66.8%) (b)	61,097	999,551
Total Investment Companies (cost $3,089,306)		3,991,943
Total Investments - 100.0% (cost $3,089,306)		3,991,943
Other Assets and Liabilities, Net - (0.0%)		(206)
Total Net Assets - 100.0%		$3,991,737

JNL/S&P Managed Conservative Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 1.1%
JNL/Invesco Global Real Estate Fund (1.0%) (b)	1,720	$18,905

DOMESTIC EQUITY - 16.0%
JNL/DFA U.S. Core Equity Fund (6.0%) (b)	3,515	39,408
JNL/Eagle SmallCap Equity Fund (1.2%) (b)	635	18,835
JNL/Franklin Templeton Small Cap Value Fund (1.8%) (b)	1,134	19,671
JNL/Goldman Sachs Mid Cap Value Fund (0.7%) (b)	728	9,521
JNL/JPMorgan MidCap Growth Fund (3.6%) (b)	1,559	52,590
JNL/T. Rowe Price Established Growth Fund (1.4%) (b)	1,838	62,904
JNL/T. Rowe Price Value Fund (1.9%) (b)	3,159	55,639
JNL/WMC Value Fund (1.0%) (b)	728	17,810
		276,378
DOMESTIC FIXED INCOME - 69.0%
Curian/DoubleLine Total Return Fund (9.8%) (b)	8,537	88,953
JNL/Goldman Sachs Core Plus Bond Fund (6.3%) (b)	4,414	52,440
JNL/JPMorgan U.S. Government & Quality Bond Fund (15.7%) (b)	13,695	185,563
JNL/PIMCO Real Return Fund (3.5%) (b)	6,597	71,706
JNL/PIMCO Total Return Bond Fund (3.7%) (b)	14,489	188,211
JNL/PPM America Floating Rate Income Fund (3.3%) (b)	5,330	59,053
JNL/PPM America High Yield Bond Fund (3.8%) (b)	15,467	117,398
JNL/PPM America Low Duration Bond Fund (19.1%) (b)	8,640	87,352
JNL/PPM America Total Return Fund (13.0%) (b)	9,682	115,993
JNL/Scout Unconstrained Bond Fund (11.1%) (b)	5,162	51,155
JNL/T. Rowe Price Short-Term Bond Fund (9.6%) (b)	17,069	171,034
		1,188,858
EMERGING MARKETS EQUITY - 1.1%
JNL/Lazard Emerging Markets Fund (1.2%) (b)	1,586	18,814

GLOBAL FIXED INCOME - 7.8%
JNL/Franklin Templeton Global Multisector Bond Fund (6.7%) (b)	10,964	134,633

INTERNATIONAL EQUITY - 2.0%
JNL/Invesco International Growth Fund (1.3%) (b)	1,409	19,188
JNL/JPMorgan International Value Fund (2.2%) (b)	1,893	16,033
		35,221
INTERNATIONAL FIXED INCOME - 3.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (7.3%) (b)	4,282	51,599
Total Investment Companies (cost $1,638,886)		1,724,408

Total Investments - 100.0% (cost $1,638,886)		1,724,408
Other Assets and Liabilities, Net - (0.0%)		(250)
Total Net Assets - 100.0%		$1,724,158

JNL/S&P Managed Moderate Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 2.6%
JNL/BlackRock Commodity Securities Strategy Fund (2.8%) (b)	3,475	$43,999
JNL/Invesco Global Real Estate Fund (2.4%) (b)	4,167	45,795
		89,794
DOMESTIC EQUITY - 32.0%
JNL/BlackRock Large Cap Select Growth Fund (2.4%) (b)	957	26,684
JNL/DFA U.S. Core Equity Fund (7.2%) (b)	4,195	47,026
JNL/Eagle SmallCap Equity Fund (2.2%) (b)	1,210	35,896
JNL/Franklin Templeton Small Cap Value Fund (6.7%) (b)	4,319	74,934
JNL/Goldman Sachs Mid Cap Value Fund (8.1%) (b)	8,264	108,096
JNL/Invesco Small Cap Growth Fund (3.8%) (b)	1,554	31,899
JNL/JPMorgan MidCap Growth Fund (9.6%) (b)	4,187	141,271
JNL/T. Rowe Price Established Growth Fund (7.9%) (b)	10,565	361,649
JNL/T. Rowe Price Value Fund (6.4%) (b)	10,602	186,706
JNL/WMC Value Fund (6.1%) (b)	4,500	110,100
		1,124,261
DOMESTIC FIXED INCOME - 49.7%
Curian/DoubleLine Total Return Fund (20.4%) (b)	17,800	185,480
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.8%) (b)	12,898	174,773
JNL/PIMCO Real Return Fund (6.7%) (b)	12,613	137,105
JNL/PIMCO Total Return Bond Fund (6.5%) (b)	25,782	334,912
JNL/PPM America Floating Rate Income Fund (5.6%) (b)	9,051	100,278
JNL/PPM America High Yield Bond Fund (5.4%) (b)	22,332	169,501
JNL/PPM America Low Duration Bond Fund (28.3%) (b)	12,828	129,687
JNL/PPM America Total Return Fund (19.8%) (b)	14,811	177,432

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Scout Unconstrained Bond Fund (17.7%) (b)	8,234	81,594
JNL/T. Rowe Price Short-Term Bond Fund (14.3%) (b)	25,484	255,350
		1,746,112
EMERGING MARKETS EQUITY - 2.3%
JNL/Lazard Emerging Markets Fund (5.2%) (b)	6,871	81,485

GLOBAL EQUITY - 1.1%
JNL/Oppenheimer Global Growth Fund (3.1%) (b)	2,618	38,987

GLOBAL FIXED INCOME - 7.2%
JNL/Franklin Templeton Global Multisector Bond Fund (12.6%) (b)	20,589	252,833

INTERNATIONAL EQUITY - 2.5%
JNL/Invesco International Growth Fund (4.1%) (b)	4,385	59,728
JNL/JPMorgan International Value Fund (3.8%) (b)	3,221	27,283
		87,011
INTERNATIONAL FIXED INCOME - 2.6%
JNL/Goldman Sachs Emerging Markets Debt Fund (12.7%) (b)	7,500	90,371
Total Investment Companies (cost $3,159,566)		3,510,854
Total Investments - 100.0% (cost $3,159,566)		3,510,854
Other Assets and Liabilities, Net - (0.0%)		(472)
Total Net Assets - 100.0%		$3,510,382

JNL/S&P Managed Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL/BlackRock Commodity Securities Strategy Fund (7.1%) (b)	8,898	$112,644
JNL/Invesco Global Real Estate Fund (7.9%) (b)	13,460	147,929
		260,573
DOMESTIC EQUITY - 46.0%
JNL/BlackRock Large Cap Select Growth Fund (8.7%) (b)	3,503	97,742
JNL/Eagle SmallCap Equity Fund (8.4%) (b)	4,530	134,370
JNL/Franklin Templeton Small Cap Value Fund (12.8%) (b)	8,240	142,965
JNL/Goldman Sachs Mid Cap Value Fund (15.1%) (b)	15,310	200,259
JNL/Invesco Large Cap Growth Fund (14.7%) (b)	8,402	146,273
JNL/Invesco Mid Cap Value Fund (14.5%) (b)	3,742	61,328
JNL/Invesco Small Cap Growth Fund (12.9%) (b)	5,237	107,514
JNL/JPMorgan MidCap Growth Fund (17.9%) (b)	7,861	265,230
JNL/Morgan Stanley Mid Cap Growth Fund (33.1%) (b)	6,875	89,927
JNL/PPM America Mid Cap Value Fund (5.8%) (b)	1,444	22,956
JNL/T. Rowe Price Established Growth Fund (18.0%) (b)	24,144	826,432
JNL/T. Rowe Price Value Fund (16.4%) (b)	27,309	480,907
JNL/WMC Value Fund (21.8%) (b)	16,082	393,533
		2,969,436
DOMESTIC FIXED INCOME - 32.0%
Curian/DoubleLine Total Return Fund (14.3%) (b)	12,535	130,616
JNL/Goldman Sachs Core Plus Bond Fund (9.6%) (b)	6,668	79,212
JNL/JPMorgan U.S. Government & Quality Bond Fund (16.2%) (b)	14,071	190,668
JNL/PIMCO Real Return Fund (6.3%) (b)	11,795	128,216
JNL/PIMCO Total Return Bond Fund (9.4%) (b)	37,163	482,749
JNL/PPM America Floating Rate Income Fund (2.9%) (b)	4,637	51,379
JNL/PPM America High Yield Bond Fund (10.2%) (b)	41,877	317,845
JNL/PPM America Low Duration Bond Fund (37.5%) (b)	16,965	171,519
JNL/PPM America Total Return Fund (17.9%) (b)	13,377	160,259
JNL/Scout Unconstrained Bond Fund (16.1%) (b)	7,506	74,383
JNL/T. Rowe Price Short-Term Bond Fund (15.8%) (b)	28,103	281,590
		2,068,436
EMERGING MARKETS EQUITY - 3.8%
JNL/Lazard Emerging Markets Fund (15.5%) (b)	20,561	243,855

GLOBAL EQUITY - 1.9%
JNL/Oppenheimer Global Growth Fund (10.0%) (b)	8,357	124,436

GLOBAL FIXED INCOME - 5.4%
JNL/Franklin Templeton Global Multisector Bond Fund (17.3%) (b)	28,293	347,436

INTERNATIONAL EQUITY - 4.7%
JNL/Invesco International Growth Fund (15.9%) (b)	17,018	231,783
JNL/JPMorgan International Value Fund (10.2%) (b)	8,772	74,300
		306,083
INTERNATIONAL FIXED INCOME - 2.2%
JNL/Goldman Sachs Emerging Markets Debt Fund (19.5%) (b)	11,523	138,851
Total Investment Companies (cost $5,502,286)		6,459,106
Total Investments - 100.0% (cost $5,502,286)		6,459,106
Other Assets and Liabilities, Net - (0.0%)		(847)
Total Net Assets - 100.0%		$6,458,259

JNL/S&P Managed Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL/BlackRock Commodity Securities Strategy Fund (5.9%) (b)	7,404	$93,727
JNL/Invesco Global Real Estate Fund (5.5%) (b)	9,393	103,230
		196,957
DOMESTIC EQUITY - 60.3%
JNL/BlackRock Large Cap Select Growth Fund (20.4%) (b)	8,192	228,562

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Eagle SmallCap Equity Fund (9.2%) (b)	4,999	148,278
JNL/Franklin Templeton Small Cap Value Fund (13.1%) (b)	8,411	145,931
JNL/Goldman Sachs Mid Cap Value Fund (11.9%) (b)	12,133	158,695
JNL/Invesco Large Cap Growth Fund (19.9%) (b)	11,419	198,806
JNL/Invesco Mid Cap Value Fund (10.3%) (b)	2,660	43,606
JNL/Invesco Small Cap Growth Fund (9.0%) (b)	3,665	75,250
JNL/JPMorgan MidCap Growth Fund (13.7%) (b)	5,985	201,938
JNL/Morgan Stanley Mid Cap Growth Fund (25.4%) (b)	5,269	68,913
JNL/PPM America Mid Cap Value Fund (5.8%) (b)	1,444	22,957
JNL/T. Rowe Price Established Growth Fund (14.3%) (b)	19,250	658,918
JNL/T. Rowe Price Mid-Cap Growth Fund (4.7%) (b)	3,357	133,480
JNL/T. Rowe Price Value Fund (17.7%) (b)	29,466	518,893
JNL/WMC Value Fund (20.0%) (b)	14,754	361,024
		2,965,251
DOMESTIC FIXED INCOME - 17.2%
Curian/DoubleLine Total Return Fund (11.2%) (b)	9,744	101,535
JNL/JPMorgan U.S. Government & Quality Bond Fund (3.6%) (b)	3,161	42,836
JNL/PIMCO Real Return Fund (1.9%) (b)	3,535	38,425
JNL/PIMCO Total Return Bond Fund (4.5%) (b)	17,646	229,221
JNL/PPM America High Yield Bond Fund (4.6%) (b)	19,043	144,537
JNL/PPM America Total Return Fund (4.7%) (b)	3,532	42,311
JNL/Scout Unconstrained Bond Fund (10.6%) (b)	4,939	48,946
JNL/T. Rowe Price Short-Term Bond Fund (11.0%) (b)	19,560	195,989
		843,800
EMERGING MARKETS EQUITY - 4.3%
JNL/Lazard Emerging Markets Fund (13.4%) (b)	17,790	210,991

GLOBAL EQUITY - 4.4%
JNL/Oppenheimer Global Growth Fund (17.2%) (b)	14,415	214,638

GLOBAL FIXED INCOME - 0.8%
JNL/Franklin Templeton Global Multisector Bond Fund (1.9%) (b)	3,072	37,726

INTERNATIONAL EQUITY - 7.3%
JNL/Invesco International Growth Fund (19.3%) (b)	20,696	281,877
JNL/JPMorgan International Value Fund (11.0%) (b)	9,422	79,807
		361,684
INTERNATIONAL FIXED INCOME - 1.7%
JNL/Goldman Sachs Emerging Markets Debt Fund (11.6%) (b)	6,817	82,143
Total Investment Companies (cost $3,991,303)		4,913,190
Total Investments - 100.0% (cost $3,991,303)		4,913,190
Other Assets and Liabilities, Net - (0.0%)		(650)
Total Net Assets - 100.0%		$4,912,540

JNL/S&P Managed Aggressive Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 3.5%
JNL/BlackRock Commodity Securities Strategy Fund (1.6%) (b)	2,045	$25,889
JNL/Invesco Global Real Estate Fund (1.8%) (b)	3,112	34,202
		60,091
DOMESTIC EQUITY - 68.8%
JNL/BlackRock Large Cap Select Growth Fund (8.4%) (b)	3,398	94,808
JNL/Eagle SmallCap Equity Fund (3.2%) (b)	1,738	51,552
JNL/Franklin Templeton Small Cap Value Fund (4.7%) (b)	3,008	52,185
JNL/Goldman Sachs Mid Cap Value Fund (5.6%) (b)	5,666	74,107
JNL/Invesco Large Cap Growth Fund (8.2%) (b)	4,716	82,108
JNL/Invesco Small Cap Growth Fund (3.8%) (b)	1,556	31,947
JNL/JPMorgan MidCap Growth Fund (5.8%) (b)	2,520	85,025
JNL/Morgan Stanley Mid Cap Growth Fund (11.5%) (b)	2,380	31,122
JNL/T. Rowe Price Established Growth Fund (5.4%) (b)	7,276	249,068
JNL/T. Rowe Price Mid-Cap Growth Fund (2.5%) (b)	1,773	70,505
JNL/T. Rowe Price Value Fund (7.0%) (b)	11,620	204,628
JNL/WMC Value Fund (9.4%) (b)	6,966	170,454
		1,197,509
DOMESTIC FIXED INCOME - 7.4%
JNL/PIMCO Total Return Bond Fund (0.9%) (b)	3,390	44,034
JNL/PPM America High Yield Bond Fund (1.0%) (b)	4,172	31,662
JNL/PPM America Total Return Fund (1.3%) (b)	966	11,572
JNL/Scout Unconstrained Bond Fund (2.5%) (b)	1,144	11,342
JNL/T. Rowe Price Short-Term Bond Fund (1.7%) (b)	3,088	30,947
		129,557
EMERGING MARKETS EQUITY - 5.0%
JNL/Lazard Emerging Markets Fund (5.5%) (b)	7,269	86,206

GLOBAL EQUITY - 5.6%
JNL/Oppenheimer Global Growth Fund (7.8%) (b)	6,523	97,123

INTERNATIONAL EQUITY - 7.9%
JNL/Invesco International Growth Fund (8.9%) (b)	9,576	130,422
JNL/JPMorgan International Value Fund (1.0%) (b)	868	7,354
		137,776

See accompanying Notes to Financial Statements.

	Shares	Value
INTERNATIONAL FIXED INCOME - 1.8%
JNL/Goldman Sachs Emerging Markets Debt Fund (4.5%) (b)	2,663	32,092
Total Investment Companies (cost $1,389,653)		1,740,354
Total Investments - 100.0% (cost $1,389,653)		1,740,354
Other Assets and Liabilities, Net - (0.0%)		(248)
Total Net Assets - 100.0%		$1,740,106

(a)              Investment in affiliate.

(b)              At June 30, 2014, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically.  The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.  Percentages reflecting 0.0% represent amounts less than 0.05%.

Abbreviations:

MLP - Master Limited Partnership

See accompanying Notes to Financial Statements.

Graphical Presentation of Portfolio Composition

JNL/American Funds Blue Chip Income and Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds Global Bond Fund

Portfolio Composition:	Percentage of Total Investments
Global Fixed Income	100.0%
Total Investments	100.0%

JNL/American Funds Global Small Capitalization Fund

Portfolio Composition:	Percentage of Total Investments
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth-Income Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds International Fund

Portfolio Composition:	Percentage of Total Investments
International Equity	100.0%
Total Investments	100.0%

JNL/American Funds New World Fund

Portfolio Composition:	Percentage of Total Investments
Emerging Markets Equity	100.0%
Total Investments	100.0%

JNL Institutional Alt 20 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	28.9%
Domestic Fixed Income	22.2
Alternative	19.6
International Equity	12.8
Global Fixed Income	8.6
Emerging Markets Equity	5.5
Global Equity	1.6
International Fixed Income	0.8
Total Investments	100.0%

JNL Institutional Alt 35 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	34.6%
Domestic Equity	23.4
Domestic Fixed Income	15.8
International Equity	12.4
Global Fixed Income	6.6
Emerging Markets Equity	5.1
Global Equity	1.6
International Fixed Income	0.5
Total Investments	100.0%

JNL Institutional Alt 50 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	50.0%
Domestic Equity	18.4
Domestic Fixed Income	12.0
International Equity	9.4
Global Fixed Income	5.2
Emerging Markets Equity	3.7
Global Equity	0.9
International Fixed Income	0.4
Total Investments	100.0%

JNL Institutional Alt 65 Fund

Portfolio Composition:	Percentage of Total Investments
Alternative	64.9%
Domestic Equity	13.3
International Equity	8.7
Domestic Fixed Income	6.9
Emerging Markets Equity	2.9
Global Fixed Income	2.4
Global Equity	0.7
International Fixed Income	0.2
Total Investments	100.0%

JNL/American Funds Balanced Allocation Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	32.3%
Domestic Fixed Income	31.9
Global Equity	17.6
Global Fixed Income	8.0
Emerging Markets Equity	7.4
International Equity	2.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/American Funds Growth Allocation Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	39.5%
Global Equity	25.4
Domestic Fixed Income	13.3
Emerging Markets Equity	10.4
Global Fixed Income	6.7
International Equity	4.7
Total Investments	100.0%

JNL Disciplined Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	44.6%
Domestic Fixed Income	31.9
International Equity	10.5
Global Fixed Income	8.0
Emerging Markets Equity	5.0
Total Investments	100.0%

JNL Disciplined Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	53.1%
International Equity	17.9
Domestic Fixed Income	16.3
Emerging Markets Equity	9.1
Global Fixed Income	3.6
Total Investments	100.0%

JNL Disciplined Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	57.0%
International Equity	20.5
Emerging Markets Equity	12.5
Domestic Fixed Income	8.0
Global Fixed Income	2.0
Total Investments	100.0%

JNL/Franklin Templeton Founding Strategy Fund

Portfolio Composition:	Percentage of Total Investments
Global Equity	66.5%
Domestic Balanced	33.5
Total Investments	100.0%

JNL/Mellon Capital 10 x 10 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	80.2%
International Equity	9.9
Domestic Fixed Income	9.9
Total Investments	100.0%

JNL/Mellon Capital Index 5 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	60.3%
International Equity	19.9
Domestic Fixed Income	19.8
Total Investments	100.0%

JNL/MMRS Conservative Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	45.6%
Domestic Equity	33.7
Emerging Markets Equity	6.2
International Equity	6.2
Global Fixed Income	4.5
Global Equity	3.8
Total Investments	100.0%

JNL/MMRS Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	63.8%
Emerging Markets Equity	11.4
International Equity	11.4
Domestic Fixed Income	7.9
Global Equity	4.5
Global Fixed Income	1.0
Total Investments	100.0%

JNL/MMRS Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	50.4%
Domestic Fixed Income	25.0
International Equity	12.0
Emerging Markets Equity	6.0
Global Equity	3.6
Global Fixed Income	3.0
Total Investments	100.0%

JNL/S&P 4 Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	100.0%
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/S&P Managed Conservative Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	69.0%
Domestic Equity	16.0
Global Fixed Income	7.8
International Fixed Income	3.0
International Equity	2.0
Alternative	1.1
Emerging Markets Equity	1.1
Total Investments	100.0%

JNL/S&P Managed Moderate Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Fixed Income	49.7%
Domestic Equity	32.0
Global Fixed Income	7.2
International Fixed Income	2.6
Alternative	2.6
International Equity	2.5
Emerging Markets Equity	2.3
Global Equity	1.1
Total Investments	100.0%

JNL/S&P Managed Moderate Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	46.0%
Domestic Fixed Income	32.0
Global Fixed Income	5.4
International Equity	4.7
Alternative	4.0
Emerging Markets Equity	3.8
International Fixed Income	2.2
Global Equity	1.9
Total Investments	100.0%

JNL/S&P Managed Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	60.3%
Domestic Fixed Income	17.2
International Equity	7.3
Global Equity	4.4
Emerging Markets Equity	4.3
Alternative	4.0
International Fixed Income	1.7
Global Fixed Income	0.8
Total Investments	100.0%

JNL/S&P Managed Aggressive Growth Fund

Portfolio Composition:	Percentage of Total Investments
Domestic Equity	68.8%
International Equity	7.9
Domestic Fixed Income	7.4
Global Equity	5.6
Emerging Markets Equity	5.0
Alternative	3.5
International Fixed Income	1.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2014

	JNL/American Funds Blue Chip Income and Growth Fund(d)	JNL/American Funds Global Bond Fund(d)	JNL/American Funds Global Small Capitalization Fund(d)	JNL/American Funds Growth- Income Fund(d)	JNL/American Funds International Fund(d)	JNL/American Funds New World Fund(d)	JNL Institutional Alt 20 Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	1,476,178	543,567	404,193	2,094,493	688,143	776,272	1,852,460
Total investments, at value (c)	1,476,178	543,567	404,193	2,094,493	688,143	776,272	1,852,460
Receivable for investments sold	—	—	71	—	—	—	—
Receivable for fund shares sold	3,495	1,178	591	4,869	1,568	1,122	1,686
Receivable from adviser	575	242	194	674	335	503	—
Other assets	4	1	1	5	1	2	5
Total assets	1,480,252	544,988	405,050	2,100,041	690,047	777,899	1,854,151
Liabilities
Payable for advisory fees	820	308	242	1,137	474	660	172
Payable for administrative fees	180	66	49	253	84	94	76
Payable for 12b-1 fee (Class A)	101	37	27	143	47	53	—
Payable for investment securities purchased	2,019	701	—	3,423	1,163	718	902
Payable for fund shares redeemed	1,476	477	662	1,446	405	404	784
Payable for trustee fees	14	8	5	18	7	9	29
Payable for other expenses	3	1	1	4	1	2	4
Total liabilities	4,613	1,598	986	6,424	2,181	1,940	1,967
Net assets	$1,475,639	$543,390	$404,064	$2,093,617	$687,866	$775,959	$1,852,184
Net assets consist of:
Paid-in capital	$1,064,665	$528,631	$314,296	$1,534,723	$564,111	$659,656	$1,517,882
Undistributed (excess of distributions over) net investment income	19,237	398	(183)	13,610	3,680	5,123	28,878
Accumulated net realized gain (loss)	4,042	7,504	9,909	113,151	3,481	76,924	64,413
Net unrealized appreciation on investments	387,695	6,857	80,042	432,133	116,594	34,256	241,011
	$1,475,639	$543,390	$404,064	$2,093,617	$687,866	$775,959	$1,852,184
Class A
Net assets	$1,475,483	$543,215	$403,921	$2,093,273	$687,454	$775,780	$1,852,184
Shares outstanding (no par value), unlimited shares authorized	91,363	48,793	28,635	125,973	51,604	59,911	108,707
Net asset value per share	$16.15	$11.13	$14.11	$16.62	$13.32	$12.95	$17.04
Class B
Net assets	$156	$175	$143	$344	$412	$179	N/A
Shares outstanding (no par value), unlimited shares authorized	10	16	10	21	31	14	N/A
Net asset value per share	$16.25	$11.21	$14.19	$16.70	$13.41	$13.03	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	1,088,483	536,710	324,151	1,662,360	571,549	742,016	1,611,449
(c) Total investments, at cost	$1,088,483	$536,710	$324,151	$1,662,360	$571,549	$742,016	$1,611,449

(d)    The Master Funds for the JNL American Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$639,459	$562,154	$—	$—
Investments - affiliated, at value (b)	2,494,607	3,486,433	725,386	—	—	1,225,426	1,488,586
Total investments, at value (c)	2,494,607	3,486,433	725,386	639,459	562,154	1,225,426	1,488,586
Receivable for investments sold	—	—	353	175	—	—	—
Receivable for fund shares sold	2,343	5,375	376	2,207	2,115	2,955	3,679
Receivable from adviser	—	—	—	26	22	—	—
Other assets	7	10	2	1	1	3	4
Total assets	2,496,957	3,491,818	726,117	641,868	564,292	1,228,384	1,492,269
Liabilities
Payable for advisory fees	225	305	80	154	134	100	117
Payable for administrative fees	101	142	30	77	66	50	61
Payable for 12b-1 fee (Class A)	—	—	—	43	38	—	—
Payable for investment securities purchased	772	918	—	—	1,820	2,208	2,150
Payable for fund shares redeemed	1,571	4,457	729	2,382	295	747	1,529
Payable for trustee fees	43	57	23	3	3	18	21
Payable for other expenses	5	7	2	2	1	3	3
Total liabilities	2,717	5,886	864	2,661	2,357	3,126	3,881
Net assets	$2,494,240	$3,485,932	$725,253	$639,207	$561,935	$1,225,258	$1,488,388
Net assets consist of:
Paid-in capital	$2,063,121	$2,945,649	$605,059	$563,458	$489,820	$993,782	$1,174,952
Undistributed (excess of distributions over) net investment income	36,335	46,469	9,216	7,098	4,617	25,709	26,173
Accumulated net realized gain (loss)	76,464	69,119	22,283	18,566	21,862	57,667	79,198
Net unrealized appreciation on investments	318,320	424,695	88,695	50,085	45,636	148,100	208,065
	$2,494,240	$3,485,932	$725,253	$639,207	$561,935	$1,225,258	$1,488,388
Class A
Net assets	$2,494,240	$3,485,932	$725,253	$639,207	$561,935	$1,225,258	$1,488,388
Shares outstanding (no par value), unlimited shares authorized	143,404	197,968	42,612	50,954	42,493	96,955	122,212
Net asset value per share	$17.39	$17.61	$17.02	$12.54	$13.22	$12.64	$12.18
Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$589,374	$516,518	$—	$—
(b) Investments - affiliated, at cost	2,176,287	3,061,738	636,691	—	—	1,077,326	1,280,521
(c) Total investments, at cost	$2,176,287	$3,061,738	$636,691	$589,374	$516,518	$1,077,326	$1,280,521

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	656,026	1,748,219	427,119	772,554	4,632	2,407	6,118
Total investments, at value (c)	656,026	1,748,219	427,119	772,554	4,632	2,407	6,118
Receivable for investments sold	—	—	151	—	—	—	—
Receivable for fund shares sold	1,246	3,054	361	1,335	78	38	262
Receivable from adviser	—	—	—	—	—	—	—
Other assets	2	5	1	2	—	—	—
Total assets	657,274	1,751,278	427,632	773,891	4,710	2,445	6,380
Liabilities
Payable for advisory fees	63	—	—	—	1	—	1
Payable for administrative fees	27	71	17	31	1	—	—
Payable for 12b-1 fee (Class A)	—	—	—	—	—	—	—
Payable for investment securities purchased	995	1,283	—	521	77	38	262
Payable for fund shares redeemed	252	1,771	512	815	—	—	—
Payable for trustee fees	8	48	11	15	—	—	—
Payable for other expenses	1	4	1	1	—	—	—
Total liabilities	1,346	3,177	541	1,383	79	38	263
Net assets	$655,928	$1,748,101	$427,091	$772,508	$4,631	$2,407	$6,117
Net assets consist of:
Paid-in capital	$525,770	$1,362,371	$299,456	$550,539	$4,554	$2,339	$6,016
Undistributed (excess of distributions over) net investment income	9,935	26,643	7,375	10,102	(2)	(1)	(2)
Accumulated net realized gain (loss)	32,562	(88,543)	(21,120)	25,082	—	2	1
Net unrealized appreciation on investments	87,661	447,630	141,380	186,785	79	67	102
	$655,928	$1,748,101	$427,091	$772,508	$4,631	$2,407	$6,117
Class A
Net assets	$655,928	$1,748,101	$427,091	$772,508	$4,631	$2,407	$6,117
Shares outstanding (no par value), unlimited shares authorized	57,553	137,789	36,670	60,243	448	230	588
Net asset value per share	$11.40	$12.69	$11.65	$12.82	$10.33	$10.48	$10.40
Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	568,365	1,300,589	285,739	585,769	4,553	2,340	6,016
(c) Total investments, at cost	$568,365	$1,300,589	$285,739	$585,769	$4,553	$2,340	$6,016

See accompanying Notes to Financial Statements.

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	3,991,943	1,724,408	3,510,854	6,459,106	4,913,190	1,740,354
Total investments, at value (c)	3,991,943	1,724,408	3,510,854	6,459,106	4,913,190	1,740,354
Receivable for investments sold	—	346	—	—	—	—
Receivable for fund shares sold	12,053	1,711	4,646	6,867	6,099	2,697
Receivable from adviser	—	—	—	—	—	—
Other assets	9	5	9	17	13	4
Total assets	4,004,005	1,726,470	3,515,509	6,465,990	4,919,302	1,743,055
Liabilities
Payable for advisory fees	—	134	250	441	339	134
Payable for administrative fees	161	70	143	263	199	71
Payable for 12b-1 fee (Class A)	—	—	—	—	—	—
Payable for investment securities purchased	8,830	—	1,406	1,465	3,195	752
Payable for fund shares redeemed	3,223	2,057	3,239	5,403	2,905	1,945
Payable for trustee fees	46	47	81	146	114	44
Payable for other expenses	8	4	8	13	10	3
Total liabilities	12,268	2,312	5,127	7,731	6,762	2,949
Net assets	$3,991,737	$1,724,158	$3,510,382	$6,458,259	$4,912,540	$1,740,106
Net assets consist of:
Paid-in capital	$2,898,008	$1,605,704	$3,087,819	$5,384,269	$3,888,398	$1,359,809
Undistributed (excess of distributions over) net investment income	91,670	3,679	4,490	10,458	21,842	6,634
Accumulated net realized gain (loss)	99,422	29,253	66,785	106,712	80,413	22,962
Net unrealized appreciation on investments	902,637	85,522	351,288	956,820	921,887	350,701
	$3,991,737	$1,724,158	$3,510,382	$6,458,259	$4,912,540	$1,740,106
Class A
Net assets	$3,991,737	$1,724,158	$3,510,382	$6,458,259	$4,912,540	$1,740,106
Shares outstanding (no par value), unlimited shares authorized	225,385	139,129	259,111	438,620	326,122	100,182
Net asset value per share	$17.71	$12.39	$13.55	$14.72	$15.06	$17.37
Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	3,089,306	1,638,886	3,159,566	5,502,286	3,991,303	1,389,653
(c) Total investments, at cost	$3,089,306	$1,638,886	$3,159,566	$5,502,286	$3,991,303	$1,389,653

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2014

	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth- Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL Institutional Alt 20 Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund (a)	6,166	1,709	—	5,873	677	1,226	—
Total investment income	6,166	1,709	—	5,873	677	1,226	—

Expenses
Advisory fees	4,488	1,713	1,406	6,144	2,590	3,593	1,009
Administrative fees	978	367	281	1,361	457	513	443
12b-1 fees (Class A)	1,631	611	469	2,267	761	855	—
Legal fees	2	1	1	4	1	1	3
Trustee fees	9	3	3	13	7	9	13
Other expenses	9	3	1	11	4	5	12
Total expenses	7,117	2,698	2,161	9,800	3,820	4,976	1,480
Expense waiver	(3,131)	(1,346)	(1,125)	(3,629)	(1,828)	(2,738)	—
Net expenses	3,986	1,352	1,036	6,171	1,992	2,238	1,480
Net investment income (loss)	2,180	357	(1,036)	(298)	(1,315)	(1,012)	(1,480)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—	—
Affiliated investments	1,135	(43)	5,719	29	427	672	47,366
Distributions from unaffiliated investment companies	—	—	—	—	—	—	—
Distributions from affiliated investment companies	—	4,530	1,681	96,324	—	71,324	—
Net change in unrealized appreciation (depreciation) on investments	99,988	21,681	17,187	30,986	24,626	(35,906)	35,268
Net realized and unrealized gain	101,123	26,168	24,587	127,339	25,053	36,090	82,634
Net increase in net assets from operations	$103,303	$26,525	$23,551	$127,041	$23,738	$35,078	$81,154

(a) Income from affiliated investments	$6,166	$1,709	$—	$5,873	$677	$1,226	$—

(b)    The Master Funds for the JNL American Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Investment income
Dividends (a)	$—	$—	$—	$2,425	$1,932	$—	$—
Dividends received from master fund	—	—	—	—	—	—	—
Total investment income	—	—	—	2,425	1,932	—	—

Expenses
Advisory fees	1,328	1,789	489	807	684	578	668
Administrative fees	601	833	183	403	343	284	340
12b-1 fees (Class A)	—	—	—	673	570	—	—
Legal fees	4	6	2	1	1	2	2
Trustee fees	18	24	5	4	3	8	10
Other expenses	16	22	5	3	3	8	9
Total expenses	1,967	2,674	684	1,891	1,604	880	1,029
Expense waiver	—	—	—	(135)	(114)	—	—
Net expenses	1,967	2,674	684	1,756	1,490	880	1,029
Net investment income (loss)	(1,967)	(2,674)	(684)	669	442	(880)	(1,029)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	942	604	—	—
Affiliated investments	54,164	41,653	6,065	—	—	6,362	19,489
Distributions from unaffiliated investment companies	—	—	—	16,664	19,286	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	60,278	122,354	30,309	10,684	5,950	47,716	48,519
Net realized and unrealized gain	114,442	164,007	36,374	28,290	25,840	54,078	68,008
Net increase in net assets from operations	$112,475	$161,333	$35,690	$28,959	$26,282	$53,198	$66,979

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund(b)	JNL/MMRS Growth Fund(b)	JNL/MMRS Moderate Fund(b)
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—	—

Expenses
Advisory fees	361	—	—	—	1	1	1
Administrative fees	149	404	100	181	1	—	1
12b-1 fees (Class A)	—	—	—	—	—	—	—
Legal fees	1	3	1	2	—	—	—
Trustee fees	4	12	3	5	—	—	—
Other expenses	3	10	2	5	—	—	—
Total expenses	518	429	106	193	2	1	2
Expense waiver	—	—	—	—	—	—	—
Net expenses	518	429	106	193	2	1	2
Net investment income (loss)	(518)	(429)	(106)	(193)	(2)	(1)	(2)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—	—
Affiliated investments	12,145	980	4,341	5,266	—	2	1
Distributions from unaffiliated investment companies	—	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	18,474	112,169	17,095	32,289	79	67	102
Net realized and unrealized gain	30,619	113,149	21,436	37,555	79	69	103
Net increase in net assets from operations	$30,101	$112,720	$21,330	$37,362	$77	$68	$101

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—	$—
(b) Period from April 28, 2014 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—

Expenses
Advisory fees	—	801	1,470	2,577	1,964	775
Administrative fees	862	424	841	1,533	1,150	407
12b-1 fees (Class A)	—	—	—	—	—	—
Legal fees	6	3	6	12	8	3
Trustee fees	24	12	25	45	34	12
Other expenses	20	12	21	40	30	11
Total expenses	912	1,252	2,363	4,207	3,186	1,208
Expense waiver	—	—	—	—	—	—
Net expenses	912	1,252	2,363	4,207	3,186	1,208
Net investment income (loss)	(912)	(1,252)	(2,363)	(4,207)	(3,186)	(1,208)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	31,128	18,217	32,005	29,175	14,427	18,228
Distributions from uaffiliated investment companies	—	—	—	—	—	—
Distributions from affiliated investment companies	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	176,480	45,383	113,919	261,522	227,317	72,105
Net realized and unrealized gain	207,608	63,600	145,924	290,697	241,744	90,333
Net increase in net assets from operations	$206,696	$62,348	$143,561	$286,490	$238,558	$89,125

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2014

	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth- Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$2,180	$357	$(1,036)	$(298)	$(1,315)	$(1,012)	$(1,480)
Net realized gain	1,135	4,487	7,400	96,353	427	71,996	47,366
Net change in unrealized appreciation (depreciation)	99,988	21,681	17,187	30,986	24,626	(35,906)	35,268
Net increase in net assets from operations	103,303	26,525	23,551	127,041	23,738	35,078	81,154
Share transactions(1)
Proceeds from the sale of shares
Class A	251,556	118,676	107,633	462,904	145,186	148,525	145,284
Class B	26	16	31	97	237	13	—
Cost of shares redeemed
Class A	(93,595)	(57,007)	(63,843)	(141,047)	(43,199)	(54,859)	(146,474)
Class B	(40)	(73)	(29)	(59)	(20)	(20)	—
Net increase (decrease) in net assets from share transactions	157,947	61,612	43,792	321,895	102,204	93,659	(1,190)
Net increase (decrease) net assets	261,250	88,137	67,343	448,936	125,942	128,737	79,964
Net assets beginning of period	1,214,389	455,253	336,721	1,644,681	561,924	647,222	1,772,220
Net assets end of period	$1,475,639	$543,390	$404,064	$2,093,617	$687,866	$775,959	$1,852,184
Undistributed (excess of distributions over) net investment income	$19,237	$398	$(183)	$13,610	$3,680	$5,123	$28,878

(1) Share transactions
Shares sold
Class A	16,420	10,901	7,906	29,306	11,283	12,105	8,826
Class B	2	2	2	7	19	2	—
Shares redeemed
Class A	(6,134)	(5,260)	(4,771)	(8,930)	(3,358)	(4,494)	(8,906)
Class B	(3)	(7)	(2)	(4)	(2)	(2)	—
Net increase/(decrease)
Class A	10,286	5,641	3,135	20,376	7,925	7,611	(80)
Class B	(1)	(5)	—	3	17	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$163,451	$82,458	$73,524	$418,144	$102,668	$173,252	$514,529
Proceeds from sales of securities	3,251	15,942	29,072	70	1,732	9,234	517,198

(a)   The Master Funds for the JNL American Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$(1,967)	$(2,674)	$(684)	$669	$442	$(880)	$(1,029)
Net realized gain	54,164	41,653	6,065	17,606	19,890	6,362	19,489
Net change in unrealized appreciation (depreciation)	60,278	122,354	30,309	10,684	5,950	47,716	48,519
Net increase in net assets from operations	112,475	161,333	35,690	28,959	26,282	53,198	66,979
Share transactions(1)
Proceeds from the sale of shares
Class A	186,494	315,908	9,633	196,731	206,495	158,429	216,841
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(214,098)	(303,333)	(85,667)	(48,558)	(44,087)	(82,915)	(90,561)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	(27,604)	12,575	(76,034)	148,173	162,408	75,514	126,280
Net increase (decrease) net assets	84,871	173,908	(40,344)	177,132	188,690	128,712	193,259
Net assets beginning of period	2,409,369	3,312,024	765,597	462,075	373,245	1,096,546	1,295,129
Net assets end of period	$2,494,240	$3,485,932	$725,253	$639,207	$561,935	$1,225,258	$1,488,388
Undistributed (excess of distributions over) net investment income	$36,335	$46,469	$9,216	$7,098	$4,617	$25,709	$26,173

(1) Share transactions
Shares sold
Class A	11,099	18,570	585	16,262	16,267	12,976	18,553
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(12,736)	(17,848)	(5,214)	(4,013)	(3,491)	(6,797)	(7,735)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	(1,637)	722	(4,629)	12,249	12,776	6,179	10,818
Class B	—	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$649,998	$845,979	$142,444	$171,841	$189,157	$217,163	$303,497
Proceeds from sales of securities	679,571	836,074	219,173	6,272	6,951	142,520	178,231

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund(a)	JNL/MMRS Growth Fund(a)	JNL/MMRS Moderate Fund(a)
Operations
Net investment income (loss)	$(518)	$(429)	$(106)	$(193)	$(2)	$(1)	$(2)
Net realized gain	12,145	980	4,341	5,266	—	2	1
Net change in unrealized appreciation (depreciation)	18,474	112,169	17,095	32,289	79	67	102
Net increase in net assets from operations	30,101	112,720	21,330	37,362	77	68	101
Share transactions(1)
Proceeds from the sale of shares
Class A	125,190	223,458	48,485	79,262	4,685	2,356	6,147
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(53,221)	(147,629)	(36,471)	(58,425)	(131)	(17)	(131)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	71,969	75,829	12,014	20,837	4,554	2,339	6,016
Net increase (decrease) net assets	102,070	188,549	33,344	58,199	4,631	2,407	6,117
Net assets beginning of period	553,858	1,559,552	393,747	714,309	—	—	—
Net assets end of period	$655,928	$1,748,101	$427,091	$772,508	$4,631	$2,407	$6,117
Undistributed (excess of distributions over) net investment income	$9,935	$26,643	$7,375	$10,102	$(2)	$(1)	$(2)

(1) Share transactions
Shares sold
Class A	11,494	18,365	4,367	6,426	461	232	601
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(4,861)	(12,152)	(3,276)	(4,736)	(13)	(2)	(13)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	6,633	6,213	1,091	1,690	448	230	588
Class B	—	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$158,429	$85,535	$22,322	$32,957	$4,555	$2,577	$6,143
Proceeds from sales of securities	86,969	10,132	10,414	12,313	1	239	128

(a) Period from April 28, 2014 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$(912)	$(1,252)	$(2,363)	$(4,207)	$(3,186)	$(1,208)
Net realized gain	31,128	18,217	32,005	29,175	14,427	18,228
Net change in unrealized appreciation (depreciation)	176,480	45,383	113,919	261,522	227,317	72,105
Net increase in net assets from operations	206,696	62,348	143,561	286,490	238,558	89,125
Share transactions(1)
Proceeds from the sale of shares
Class A	1,075,160	167,665	330,560	593,932	528,980	238,657
Class B	—	—	—	—	—	—
Cost of shares redeemed
Class A	(380,657)	(222,233)	(306,613)	(464,215)	(369,402)	(167,095)
Class B	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	694,503	(54,568)	23,947	129,717	159,578	71,562
Net increase (decrease) net assets	901,199	7,780	167,508	416,207	398,136	160,687
Net assets beginning of period	3,090,538	1,716,378	3,342,874	6,042,052	4,514,404	1,579,419
Net assets end of period	$3,991,737	$1,724,158	$3,510,382	$6,458,259	$4,912,540	$1,740,106
Undistributed (excess of distributions over) net investment income	$91,670	$3,679	$4,490	$10,458	$21,842	$6,634

(1) Share transactions
Shares sold
Class A	63,659	13,841	25,121	41,848	36,605	14,412
Class B	—	—	—	—	—	—
Shares redeemed
Class A	(22,652)	(18,358)	(23,318)	(32,666)	(25,582)	(10,054)
Class B	—	—	—	—	—	—
Net increase/(decrease)
Class A	41,007	(4,517)	1,803	9,182	11,023	4,358
Class B	—	—	—	—	—	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$745,635	$114,469	$257,809	$328,059	$347,141	$179,484
Proceeds from sales of securities	52,010	170,301	236,226	202,535	190,726	109,120

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth- Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$17,063	$(2,546)	$855	$13,914	$4,998	$6,139	$26,266
Net realized gain (loss)	3,027	6,006	2,587	16,799	3,108	4,973	22,064
Net change in unrealized appreciation (depreciation)	242,550	(17,725)	61,095	321,350	79,564	48,310	159,544
Net increase (decrease) in net assets from operations	262,640	(14,265)	64,537	352,063	87,670	59,422	207,874
Distributions to shareholders
From net investment income
Class A	(11,218)	(9,701)	(1,871)	(10,238)	(3,804)	(3,060)	(32,596)
Class B	(2)	(5)	(1)	(2)	(1)	(1)	—
From net realized gains
Class A	(4,729)	(2,151)	(635)	(1,276)	(756)	(1,049)	(27,405)
Class B	(1)	(1)	—	—	—	—	—
Total distributions to shareholders	(15,950)	(11,858)	(2,507)	(11,516)	(4,561)	(4,110)	(60,001)
Share transactions(1)
Proceeds from the sale of shares
Class A	415,370	164,773	127,907	685,757	204,625	241,916	376,247
Class B	46	75	24	102	34	43	—
Reinvestment of distributions
Class A	15,947	11,852	2,506	11,514	4,560	4,109	60,001
Class B	3	6	1	2	1	1	—
Cost of shares redeemed
Class A	(162,529)	(161,757)	(61,452)	(257,566)	(90,483)	(118,571)	(217,791)
Class B	(41)	(107)	(26)	(51)	(47)	(19)	—
Net increase (decrease) in net assets from share transactions	268,796	14,842	68,960	439,758	118,690	127,479	218,457
Net increase (decrease) net assets	515,486	(11,281)	130,990	780,305	201,799	182,791	366,330
Net assets beginning of year	698,903	466,534	205,731	864,376	360,125	464,431	1,405,890
Net assets end of year	$1,214,389	$455,253	$336,721	$1,644,681	$561,924	$647,222	$1,772,220
Undistributed (excess of distributions over) net investment income	$17,057	$41	$853	$13,908	$4,995	$6,135	$30,358

(1) Share transactions
Shares sold
Class A	31,100	15,147	10,692	50,553	17,512	20,861	23,986
Class B	4	7	2	8	3	4	—
Reinvestment of distributions
Class A	1,106	1,125	193	769	367	340	3,778
Class B	—	1	—	—	—	—	—
Shares redeemed
Class A	(12,068)	(14,922)	(5,158)	(18,935)	(7,807)	(10,260)	(13,819)
Class B	(3)	(10)	(2)	(4)	(4)	(2)	—
Net increase/(decrease)
Class A	20,138	1,350	5,727	32,387	10,072	10,941	13,945
Class B	1	(2)	—	4	(1)	2	—

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$280,424	$81,783	$82,958	$500,272	$137,656	$157,990	$588,223
Proceeds from sales of securities	10,340	75,692	15,605	57,791	18,461	26,016	391,261

(a)             The Master Funds for the JNL American Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$33,508	$43,344	$8,898	$6,119	$4,045	$15,317	$15,360
Net realized gain (loss)	30,382	41,734	21,030	1,283	2,110	65,170	76,196
Net change in unrealized appreciation (depreciation)	198,806	219,634	45,479	35,997	36,265	64,591	118,928
Net increase (decrease) in net assets from operations	262,696	304,712	75,407	43,399	42,420	145,078	210,484
Distributions to shareholders
From net investment income
Class A	(37,476)	(40,698)	(8,254)	(2,353)	(1,323)	(12,966)	(12,356)
Class B	—	—	—	—	—	—	—
From net realized gains
Class A	(42,632)	(33,152)	(17,787)	(212)	(260)	(17,651)	(23,566)
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	(80,108)	(73,850)	(26,041)	(2,565)	(1,583)	(30,617)	(35,922)
Share transactions(1)
Proceeds from the sale of shares
Class A	499,392	806,896	30,222	321,003	269,689	351,914	430,411
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	80,108	73,850	26,041	2,565	1,583	30,617	35,922
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(372,806)	(598,789)	(250,927)	(50,912)	(43,788)	(161,500)	(163,740)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	206,694	281,957	(194,664)	272,656	227,484	221,031	302,593
Net increase (decrease) net assets	389,282	512,819	(145,298)	313,490	268,321	335,492	477,155
Net assets beginning of year	2,020,087	2,799,205	910,895	148,585	104,924	761,054	817,974
Net assets end of year	$2,409,369	$3,312,024	$765,597	$462,075	$373,245	$1,096,546	$1,295,129
Undistributed (excess of distributions over) net investment income	$38,302	$49,143	$9,900	$6,429	$4,175	$26,589	$27,202

(1) Share transactions
Shares sold
Class A	31,036	49,606	1,893	28,771	23,331	30,571	39,432
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	4,945	4,500	1,643	219	130	2,584	3,168
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(23,055)	(36,654)	(15,696)	(4,544)	(3,791)	(14,012)	(15,005)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	12,926	17,452	(12,160)	24,446	19,670	19,143	27,595
Class B	—	—	—	—	—	—	—

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$844,615	$1,362,872	$305,890	$280,331	$240,148	$461,138	$532,453
Proceeds from sales of securities	670,129	1,094,815	514,684	2,732	9,637	233,217	223,713

See accompanying Notes to Financial Statements.

	JNL Disciplined Growth Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund
Operations
Net investment income (loss)	$6,277	$27,110	$7,284	$9,558	$24,326	$31,258	$47,765
Net realized gain (loss)	26,374	(1,021)	14,692	32,946	159,701	85,772	170,008
Net change in unrealized appreciation (depreciation)	57,272	270,920	63,514	91,270	509,008	(39,678)	93,817
Net increase (decrease) in net assets from operations	89,923	297,009	85,490	133,774	693,035	77,352	311,590
Distributions to shareholders
From net investment income
Class A	(4,157)	(28,077)	(7,375)	(9,881)	(16,817)	(10,471)	(14,661)
Class B	—	—	—	—	—	—	—
From net realized gains
Class A	(9,910)	—	(2,549)	(10,590)	(63,183)	(1,142)	(6,549)
Class B	—	—	—	—	—	—	—
Total distributions to shareholders	(14,067)	(28,077)	(9,924)	(20,471)	(80,000)	(11,613)	(21,210)
Share transactions(1)
Proceeds from the sale of shares
Class A	229,760	279,603	63,675	150,098	1,611,190	481,551	768,492
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	14,067	28,077	9,924	20,471	80,000	11,613	21,210
Class B	—	—	—	—	—	—	—
Cost of shares redeemed
Class A	(82,140)	(243,371)	(69,602)	(112,255)	(498,151)	(682,553)	(650,442)
Class B	—	—	—	—	—	—	—
Net increase (decrease) in net assets from share transactions	161,687	64,309	3,997	58,314	1,193,039	(189,389)	139,260
Net increase (decrease) net assets	237,543	333,241	79,563	171,617	1,806,074	(123,650)	429,640
Net assets beginning of year	316,315	1,226,311	314,184	542,692	1,284,464	1,840,028	2,913,234
Net assets end of year	$553,858	$1,559,552	$393,747	$714,309	$3,090,538	$1,716,378	$3,342,874
Undistributed (excess of distributions over) net investment income	$10,453	$27,072	$7,481	$10,295	$92,582	$4,931	$6,853

(1) Share transactions
Shares sold
Class A	22,563	25,555	6,234	13,203	105,936	41,021	62,029
Class B	—	—	—	—	—	—	—
Reinvestment of distributions
Class A	1,328	2,442	924	1,728	4,920	981	1,661
Class B	—	—	—	—	—	—	—
Shares redeemed
Class A	(8,065)	(22,355)	(6,884)	(9,818)	(33,536)	(58,205)	(52,414)
Class B	—	—	—	—	—	—	—
Net increase/(decrease)
Class A	15,826	5,642	274	5,113	77,320	(16,203)	11,276
Class B	—	—	—	—	—	—	—

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$249,513	$110,303	$37,176	$106,825	$1,332,091	$704,914	$1,285,941
Proceeds from sales of securities	84,848	46,938	32,854	48,688	74,340	848,973	1,044,535

See accompanying Notes to Financial Statements.

	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund
Operations
Net investment income (loss)	$76,205	$43,331	$13,016
Net realized gain (loss)	311,049	287,949	112,683
Net change in unrealized appreciation (depreciation)	411,877	454,248	175,650
Net increase (decrease) in net assets from operations	799,131	785,528	301,349
Distributions to shareholders
From net investment income
Class A	(27,305)	(34,757)	(9,521)
Class B	—	—	—
From net realized gains
Class A	(18,263)	(20,284)	(3,885)
Class B	—	—	—
Total distributions to shareholders	(45,568)	(55,041)	(13,406)
Share transactions(1)
Proceeds from the sale of shares
Class A	1,287,220	1,067,135	481,737
Class B	—	—	—
Reinvestment of distributions
Class A	45,568	55,041	13,406
Class B	—	—	—
Cost of shares redeemed
Class A	(844,711)	(601,595)	(295,573)
Class B	—	—	—
Net increase (decrease) in net assets from share transactions	488,077	520,581	199,570
Net increase (decrease) net assets	1,241,640	1,251,068	487,513
Net assets beginning of year	4,800,412	3,263,336	1,091,906
Net assets end of year	$6,042,052	$4,514,404	$1,579,419
Undistributed (excess of distributions over) net investment income	$14,665	$25,028	$7,842

(1) Share transactions
Shares sold
Class A	98,065	81,358	32,384
Class B	—	—	—
Reinvestment of distributions
Class A	3,319	3,965	843
Class B	—	—	—
Shares redeemed
Class A	(64,269)	(45,860)	(19,997)
Class B	—	—	—
Net increase/(decrease)
Class A	37,115	39,463	13,230
Class B	—	—	—

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,843,115	$1,485,419	$581,550
Proceeds from sales of securities	1,178,641	844,941	329,297

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)(c)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Blue Chip Income and Growth Fund(h)
Class A
06/30/2014	$14.98	$0.03	$1.14	$1.17	$—	$—		$16.15	7.81%	$1,475,483	0%	0.61%	1.09%	0.33%
12/31/2013	11.47	0.24	3.47	3.71	(0.14)	(0.06)		14.98	32.43	1,214,231	1	0.63	1.10	1.79
12/31/2012	10.21	0.22	1.15	1.37	(0.10)	(0.01)		11.47	13.43	698,789	5	0.65	1.10	1.97
12/31/2011	10.39	0.21	(0.34)	(0.13)	(0.05)	—		10.21	(1.25)	403,577	4	0.65	1.10	2.05
12/31/2010 *	10.00	0.29	0.10	0.39	—	—		10.39	3.90	148,996	5	0.65	1.10	4.51
Class B
06/30/2014	15.05	0.03	1.17	1.20	—	—		16.25	7.97	156	0	0.36	0.84	0.46
12/31/2013	11.53	0.25	3.49	3.74	(0.16)	(0.06)		15.05	32.51	158	1	0.38	0.85	1.83
12/31/2012	10.25	0.25	1.15	1.40	(0.11)	(0.01)		11.53	13.69	114	5	0.40	0.85	2.26
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)	—		10.25	(1.03)	55	4	0.40	0.85	3.12
12/31/2010 *	10.00	0.42	(0.01)	0.41	—	—		10.41	4.10	9	5	0.40	0.85	6.57

JNL/American Funds Global Bond Fund(h)
Class A
06/30/2014	10.54	0.01	0.58	0.59	—	—		11.13	5.60	543,215	3	0.55	1.10	0.15
12/31/2013	11.15	(0.06)	(0.27)	(0.33)	(0.23)	(0.05)		10.54	(2.95)	455,032	16	0.55	1.10	(0.55)
12/31/2012	10.82	0.22	0.41	0.63	(0.21)	(0.09)		11.15	5.76	466,274	11	0.55	1.10	1.98
12/31/2011	10.45	0.38	0.07	0.45	(0.08)	(0.00	)(g)	10.82	4.32	339,564	18	0.55	1.10	3.54
12/31/2010 *	10.00	0.48	(0.03)	0.45	—	—		10.45	4.50	105,262	5	0.55	1.10	6.97
Class B
06/30/2014	10.61	0.02	0.58	0.60	—	—		11.21	5.66	175	3	0.30	0.85	0.29
12/31/2013	11.22	(0.04)	(0.27)	(0.31)	(0.25)	(0.05)		10.61	(2.72)	221	16	0.30	0.85	(0.38)
12/31/2012	10.86	0.24	0.43	0.67	(0.22)	(0.09)		11.22	6.15	260	11	0.30	0.85	2.15
12/31/2011	10.47	0.39	0.08	0.47	(0.08)	(0.00	)(g)	10.86	4.53	176	18	0.30	0.85	3.58
12/31/2010 *	10.00	0.63	(0.16)	0.47	—	—		10.47	4.70	79	5	0.30	0.85	8.98

JNL/American Funds Global Small Capitalization Fund(h)
Class A
06/30/2014	13.20	(0.04)	0.95	0.91	—	—		14.11	6.89	403,921	8	0.55	1.15	(0.55)
12/31/2013	10.40	0.04	2.86	2.90	(0.07)	(0.03)		13.20	27.90	336,588	6	0.55	1.15	0.32
12/31/2012	8.95	0.11	1.49	1.60	(0.07)	(0.08)		10.40	17.90	205,624	8	0.55	1.15	1.09
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)	(0.00	)(g)	8.95	(19.43)	130,159	10	0.55	1.15	1.11
12/31/2010 *	10.00	0.13	1.02	1.15	—	—		11.15	11.50	80,924	4	0.55	1.15	1.93
Class B
06/30/2014	13.26	(0.02)	0.95	0.93	—	—		14.19	7.01	143	8	0.30	0.90	(0.30)
12/31/2013	10.45	0.07	2.86	2.93	(0.09)	(0.03)		13.26	28.03	133	6	0.30	0.90	0.62
12/31/2012	8.99	0.13	1.49	1.62	(0.08)	(0.08)		10.45	18.10	107	8	0.30	0.90	1.30
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)	(0.00	)(g)	8.99	(19.11)	49	10	0.30	0.90	1.19
12/31/2010 *	10.00	0.22	0.94	1.16	—	—		11.16	11.60	23	4	0.30	0.90	3.11

JNL/American Funds Growth-Income Fund(h)
Class A
06/30/2014	15.57	(0.00)	1.05	1.05	—	—		16.62	6.74	2,093,273	0	0.68	1.08	(0.03)
12/31/2013	11.80	0.15	3.73	3.88	(0.10)	(0.01)		15.57	32.93	1,644,396	5	0.69	1.09	1.12
12/31/2012	10.17	0.17	1.55	1.72	(0.08)	(0.01)		11.80	16.92	864,206	1	0.70	1.10	1.52
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	—		10.17	(2.30)	460,263	3	0.70	1.10	1.76
12/31/2010 *	10.00	0.24	0.21	0.45	—	—		10.45	4.50	174,494	0	0.70	1.10	3.72
Class B
06/30/2014	15.64	0.01	1.05	1.06	—	—		16.70	6.84	344	0	0.43	0.83	0.18
12/31/2013	11.85	0.18	3.74	3.92	(0.12)	(0.01)		15.64	33.11	285	5	0.44	0.84	1.32
12/31/2012	10.20	0.19	1.56	1.75	(0.09)	(0.01)		11.85	17.18	170	1	0.45	0.85	1.71
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	—		10.20	(2.09)	92	3	0.45	0.85	2.14
12/31/2010 *	10.00	0.27	0.19	0.46	—	—		10.46	4.60	23	0	0.45	0.85	4.22

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)(c)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds International Fund(h)
Class A
06/30/2014	$12.86	$(0.03)	$0.49	$0.46	$—	$—		$13.32	3.58%	$687,454	0%	0.65%	1.25%	(0.43)%
12/31/2013	10.71	0.13	2.13	2.26	(0.09)	(0.02)		12.86	21.10	561,746	4	0.67	1.25	1.12
12/31/2012	9.23	0.13	1.48	1.61	(0.11)	(0.02)		10.71	17.41	359,964	3	0.70	1.25	1.35
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)		9.23	(14.38)	213,058	3	0.70	1.25	1.99
12/31/2010 *	10.00	0.27	0.58	0.85	—	—		10.85	8.50	102,766	3	0.70	1.25	3.92
Class B
06/30/2014	12.93	(0.01)	0.49	0.48	—	—		13.41	3.71	412	0	0.40	1.00	(0.15)
12/31/2013	10.77	0.15	2.14	2.29	(0.11)	(0.02)		12.93	21.24	178	4	0.42	1.00	1.27
12/31/2012	9.28	0.18	1.45	1.63	(0.12)	(0.02)		10.77	17.57	161	3	0.45	1.00	1.82
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)		9.28	(14.05)	57	3	0.45	1.00	2.41
12/31/2010 *	10.00	0.46	0.41	0.87	—	—		10.87	8.70	20	3	0.45	1.00	6.65

JNL/American Funds New World Fund(h)
Class A
06/30/2014	12.37	(0.02)	0.60	0.58	—	—		12.95	4.69	775,780	1	0.65	1.45	(0.30)
12/31/2013	11.23	0.13	1.09	1.22	(0.06)	(0.02)		12.37	10.88	647,045	5	0.65	1.45	1.13
12/31/2012	9.69	0.09	1.59	1.68	(0.10)	(0.04)		11.23	17.38	464,295	5	0.65	1.45	0.83
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	—		9.69	(14.30)	275,059	7	0.65	1.45	1.91
12/31/2010 *	10.00	0.27	1.09	1.36	—	—		11.36	13.60	133,465	0	0.65	1.45	3.78
Class B
06/30/2014	12.43	(0.00)	0.60	0.60	—	—		13.03	4.83	179	1	0.40	1.20	(0.06)
12/31/2013	11.28	0.15	1.10	1.25	(0.08)	(0.02)		12.43	11.09	177	5	0.40	1.20	1.32
12/31/2012	9.73	0.11	1.59	1.70	(0.11)	(0.04)		11.28	17.55	136	5	0.40	1.20	1.05
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	—		9.73	(14.00)	81	7	0.40	1.20	3.34
12/31/2010 *	10.00	0.28	1.09	1.37	—	—		11.37	13.70	18	0	0.40	1.20	3.94

JNL Institutional Alt 20 Fund
Class A
06/30/2014	16.29	(0.01)	0.76	0.75	—	—		17.04	4.60	1,852,184	29	0.17	0.17	(0.17)
12/31/2013	14.82	0.26	1.78	2.04	(0.31)	(0.26)		16.29	13.88	1,772,220	24	0.17	0.17	1.64
12/31/2012	13.82	0.20	1.33	1.53	(0.21)	(0.32)		14.82	11.15	1,405,890	17	0.17	0.17	1.35
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)		13.82	(2.57)	910,347	23	0.19	0.19	1.99
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	)(g)	14.32	13.06	615,034	3	0.20	0.20	1.91
12/31/2009 *	10.00	0.45	2.28	2.73	—	—		12.73	27.30	199,516	3	0.20	0.20	4.93

JNL Institutional Alt 35 Fund
Class A
06/30/2014	16.61	(0.01)	0.79	0.78	—	—		17.39	4.70	2,494,240	27	0.16	0.16	(0.16)
12/31/2013	15.29	0.24	1.65	1.89	(0.27)	(0.30)		16.61	12.46	2,409,369	30	0.16	0.16	1.49
12/31/2012	14.35	0.16	1.46	1.62	(0.25)	(0.43)		15.29	11.33	2,020,087	21	0.17	0.17	1.06
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)		14.35	(3.81)	1,389,770	29	0.17	0.17	2.17
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36	885,456	2	0.20	0.20	1.79
12/31/2009 *	10.00	0.44	2.80	3.24	—	—		13.24	32.40	308,516	6	0.20	0.20	4.72

JNL Institutional Alt 50 Fund
Class A
06/30/2014	16.79	(0.01)	0.83	0.82	—	—		17.61	4.88	3,485,932	25	0.16	0.16	(0.16)
12/31/2013	15.57	0.23	1.37	1.60	(0.21)	(0.17)		16.79	10.35	3,312,024	35	0.16	0.16	1.39
12/31/2012	14.65	0.13	1.45	1.58	(0.26)	(0.40)		15.57	10.88	2,799,205	27	0.16	0.16	0.83
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)		14.65	(4.63)	1,816,781	28	0.17	0.17	2.54
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90	1,077,623	2	0.20	0.20	1.82
12/31/2009 *	10.00	0.49	3.08	3.57	—	—		13.57	35.70	361,516	13	0.20	0.20	5.06

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)(c)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Institutional Alt 65 Fund
Class A
06/30/2014	$16.21	$(0.02)	$0.83	$0.81	$—		$—	$17.02	5.00%	$725,253	19%	0.19%	0.19%	(0.19)%
12/31/2013	15.33	0.17	1.27	1.44	(0.18)		(0.38)	16.21	9.50	765,597	37	0.18	0.18	1.06
12/31/2012	15.05	0.06	1.57	1.63	(0.42)		(0.93)	15.33	10.95	910,895	37	0.18	0.18	0.36
12/31/2011	16.07	0.33	(1.20)	(0.87)	(0.11)		(0.04)	15.05	(5.43)	986,845	40	0.18	0.18	2.06
12/31/2010	13.97	0.22	1.99	2.21	(0.07)		(0.04)	16.07	15.85	728,410	5	0.20	0.20	1.52
12/31/2009 *	10.00	0.47	3.50	3.97	—		—	13.97	39.70	229,813	24	0.20	0.20	4.80

JNL/American Funds Balanced Allocation Fund
Class A
06/30/2014	11.94	0.01	0.59	0.60	—		—	12.54	5.03	639,207	1	0.65	0.70	0.25
12/31/2013	10.42	0.23	1.36	1.59	(0.06)		(0.01)	11.94	15.26	462,075	1	0.67	0.70	2.06
12/31/2012 *	10.00	0.33	0.09	0.42	—		—	10.42	4.20	148,585	9	0.70	0.70	4.79

JNL/American Funds Growth Allocation Fund
Class A
06/30/2014	12.56	0.01	0.65	0.66	—		—	13.22	5.25	561,935	2	0.65	0.70	0.19
12/31/2013	10.44	0.22	1.96	2.18	(0.05)		(0.01)	12.56	20.86	373,245	4	0.67	0.70	1.88
12/31/2012 *	10.00	0.28	0.16	0.44	—		—	10.44	4.40	104,924	11	0.70	0.70	4.15

JNL Disciplined Moderate Fund
Class A
06/30/2014	12.08	(0.01)	0.57	0.56	—		—	12.64	4.64	1,225,258	12	0.15	0.15	(0.15)
12/31/2013	10.62	0.19	1.62	1.81	(0.15)		(0.20)	12.08	17.11	1,096,546	25	0.16	0.16	1.63
12/31/2012	9.80	0.15	1.15	1.30	(0.15)		(0.33)	10.62	13.30	761,054	25	0.17	0.17	1.43
12/31/2011	9.85	0.16	(0.09)	0.07	(0.12)		—	9.80	0.72	462,723	127	0.18	0.18	1.64
12/31/2010	8.94	0.18	0.81	0.99	(0.08)		—	9.85	11.10	346,433	21	0.18	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)		(0.06)	8.94	18.67	168,455	12	0.19	0.19	2.75

JNL Disciplined Moderate Growth Fund
Class A
06/30/2014	11.63	(0.01)	0.56	0.55	—		—	12.18	4.73	1,488,388	13	0.15	0.15	(0.15)
12/31/2013	9.76	0.16	2.05	2.21	(0.12)		(0.22)	11.63	22.68	1,295,129	21	0.16	0.16	1.47
12/31/2012	8.92	0.13	1.13	1.26	(0.12)		(0.30)	9.76	14.21	817,974	28	0.17	0.17	1.34
12/31/2011	9.09	0.13	(0.21)	(0.08)	(0.09)		—	8.92	(0.86)	509,358	101	0.18	0.18	1.40
12/31/2010	8.10	0.14	0.94	1.08	(0.09)		—	9.09	13.29	376,092	26	0.18	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)		(0.09)	8.10	22.77	206,365	16	0.19	0.19	2.78

JNL Disciplined Growth Fund
Class A
06/30/2014	10.88	(0.01)	0.53	0.52	—		—	11.40	4.78	655,928	14	0.17	0.17	(0.17)
12/31/2013	9.01	0.15	2.01	2.16	(0.09)		(0.20)	10.88	24.06	553,858	20	0.18	0.18	1.48
12/31/2012	8.17	0.11	1.08	1.19	(0.10)		(0.25)	9.01	14.58	316,315	34	0.18	0.18	1.24
12/31/2011	8.52	0.11	(0.38)	(0.27)	(0.08)		—	8.17	(3.14)	181,732	109	0.18	0.18	1.24
12/31/2010	7.64	0.13	0.84	0.97	(0.09)		—	8.52	12.74	137,476	28	0.18	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)		(0.10)	7.64	25.39	80,863	24	0.19	0.19	2.87

JNL/Franklin Templeton Founding Strategy Fund
Class A
06/30/2014	11.85	(0.00)	0.84	0.84	—		—	12.69	7.09	1,748,101	1	0.05	0.05	(0.05)
12/31/2013	9.74	0.21	2.12	2.33	(0.22)		—	11.85	23.97	1,559,552	3	0.05	0.05	1.95
12/31/2012	8.58	0.23	1.14	1.37	(0.21)		—	9.74	15.96	1,226,311	5	0.05	0.05	2.44
12/31/2011	8.83	0.21	(0.33)	(0.12)	(0.13)		—	8.58	(1.36)	1,065,109	8	0.05	0.05	2.35
12/31/2010	8.22	0.14	0.71	0.85	(0.24)		—	8.83	10.39	1,037,981	3	0.05	0.05	1.72
12/31/2009	6.32	0.29	1.61	1.90	(0.00	)(g)	—	8.22	30.13	838,759	5	0.06	0.06	4.15

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)(c)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital 10 x 10 Fund
Class A
06/30/2014	$11.07	$(0.00)	$0.58	$0.58	$—	$—		$11.65	5.24%	$427,091	3%	0.05%	0.05%	(0.05)%
12/31/2013	8.90	0.21	2.24	2.45	(0.21)	(0.07)		11.07	27.70	393,747	9	0.05	0.05	2.07
12/31/2012	7.93	0.21	1.05	1.26	(0.21)	(0.08)		8.90	15.96	314,184	10	0.05	0.05	2.40
12/31/2011	8.22	0.21	(0.38)	(0.17)	(0.12)	—		7.93	(2.09)	276,388	9	0.05	0.05	2.56
12/31/2010	7.19	0.14	1.04	1.18	(0.15)	(0.00	)(g)	8.22	16.43	257,545	8	0.05	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)		7.19	24.59	194,494	11	0.06	0.06	3.20

JNL/Mellon Capital Index 5 Fund
Class A
06/30/2014	12.20	(0.00)	0.62	0.62	—	—		12.82	5.08	772,508	2	0.05	0.05	(0.05)
12/31/2013	10.16	0.17	2.23	2.40	(0.17)	(0.19)		12.20	23.74	714,309	8	0.05	0.05	1.51
12/31/2012	9.31	0.19	1.10	1.29	(0.15)	(0.29)		10.16	13.96	542,692	4	0.05	0.05	1.87
12/31/2011	9.62	0.18	(0.38)	(0.20)	(0.09)	(0.02)		9.31	(2.08)	423,503	9	0.05	0.05	1.86
12/31/2010	8.39	0.14	1.19	1.33	(0.09)	(0.01)		9.62	15.78	332,481	10	0.05	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)		8.39	25.16	204,951	8	0.06	0.06	2.43

JNL/MMRS Conservative Fund
Class A
06/30/2014 *	10.00	(0.01)	0.34	0.33	—	—		10.33	3.30	4,631	0	0.39	0.39	(0.39)

JNL/MMRS Growth Fund
Class A
06/30/2014 *	10.00	(0.01)	0.49	0.48	—	—		10.48	4.80	2,407	17	0.42	0.42	(0.42)

JNL/MMRS Moderate Fund
Class A
06/30/2014 *	10.00	(0.01)	0.41	0.40	—	—		10.40	4.00	6,117	5	0.39	0.39	(0.39)

JNL/S&P 4 Fund
Class A
06/30/2014	16.76	(0.00)	0.95	0.95	—	—		17.71	5.67	3,991,737	1	0.05	0.05	(0.05)
12/31/2013	12.00	0.18	5.04	5.22	(0.10)	(0.36)		16.76	43.63	3,090,538	4	0.05	0.05	1.21
12/31/2012	10.92	0.12	1.64	1.76	(0.22)	(0.46)		12.00	16.23	1,284,464	10	0.05	0.05	0.97
12/31/2011	10.86	0.11	0.53	0.64	(0.53)	(0.05)		10.92	5.87	1,009,149	13	0.05	0.05	0.97
12/31/2010	9.55	0.09	1.23	1.32	—	(0.01)		10.86	13.79	843,945	10	0.05	0.05	0.90
12/31/2009	6.79	(0.00)	2.84	2.84	(0.08)	(0.00	)(g)	9.55	41.85	627,405	12	0.06	0.06	(0.03)

JNL/S&P Managed Conservative Fund
Class A
06/30/2014	11.95	(0.01)	0.45	0.44	—	—		12.39	3.68	1,724,158	7	0.15	0.15	(0.15)
12/31/2013	11.51	0.20	0.32	0.52	(0.07)	(0.01)		11.95	4.52	1,716,378	39	0.15	0.15	1.73
12/31/2012	10.96	0.17	0.79	0.96	(0.26)	(0.15)		11.51	8.77	1,840,028	18	0.15	0.15	1.47
12/31/2011	11.00	0.17	0.17	0.34	(0.23)	(0.15)		10.96	3.12	1,298,317	35	0.16	0.16	1.48
12/31/2010	10.34	0.18	0.72	0.90	(0.24)	—		11.00	8.70	979,568	9	0.17	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)	(0.10)		10.34	13.53	623,958	11	0.18	0.18	2.66

JNL/S&P Managed Moderate Fund
Class A
06/30/2014	12.99	(0.01)	0.57	0.56	—	—		13.55	4.31	3,510,382	7	0.14	0.14	(0.14)
12/31/2013	11.84	0.19	1.05	1.24	(0.06)	(0.03)		12.99	10.43	3,342,874	33	0.14	0.14	1.52
12/31/2012	11.18	0.16	1.06	1.22	(0.21)	(0.35)		11.84	10.92	2,913,234	30	0.14	0.14	1.30
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)	(0.10)		11.18	0.84	2,129,486	28	0.15	0.15	1.24
12/31/2010	10.41	0.15	1.02	1.17	(0.19)	—		11.39	11.30	1,665,098	5	0.15	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)	(0.12)		10.41	18.63	1,021,335	6	0.17	0.17	2.57

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(b)(c)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Managed Moderate Growth Fund
Class A
06/30/2014	$14.07	$(0.01)	$0.66	$0.65	$—	$—	$14.72	4.62%	$6,458,259	3%	0.14%	0.14%	(0.14)%
12/31/2013	12.24	0.19	1.74	1.93	(0.06)	(0.04)	14.07	15.85	6,042,052	22	0.14	0.14	1.41
12/31/2012	11.27	0.14	1.41	1.55	(0.18)	(0.40)	12.24	13.74	4,800,412	34	0.14	0.14	1.15
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)	(0.20)	11.27	(1.27)	3,519,718	23	0.14	0.14	1.19
12/31/2010	10.54	0.13	1.26	1.39	(0.13)	—	11.80	13.18	2,861,191	6	0.15	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)	(0.25)	10.54	23.46	1,774,984	13	0.16	0.16	2.14

JNL/S&P Managed Growth Fund
Class A
06/30/2014	14.33	(0.01)	0.74	0.73	—	—	15.06	5.09	4,912,540	4	0.14	0.14	(0.14)
12/31/2013	11.84	0.15	2.52	2.67	(0.11)	(0.07)	14.33	22.58	4,514,404	22	0.14	0.14	1.12
12/31/2012	10.70	0.12	1.52	1.64	(0.14)	(0.36)	11.84	15.34	3,263,336	26	0.14	0.14	1.03
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)	(0.05)	10.70	(3.14)	2,482,133	19	0.14	0.14	0.98
12/31/2010	9.71	0.08	1.49	1.57	(0.10)	—	11.18	16.12	2,140,816	7	0.15	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)	(0.30)	9.71	28.06	1,479,759	8	0.16	0.16	1.55

JNL/S&P Managed Aggressive Growth Fund
Class A
06/30/2014	16.48	(0.01)	0.90	0.89	—	—	17.37	5.40	1,740,106	7	0.15	0.15	(0.15)
12/31/2013	13.22	0.15	3.25	3.40	(0.10)	(0.04)	16.48	25.77	1,579,419	25	0.15	0.15	0.99
12/31/2012	11.51	0.11	1.71	1.82	(0.11)	—	13.22	15.84	1,091,906	24	0.16	0.16	0.86
12/31/2011	12.17	0.10	(0.68)	(0.58)	(0.08)	—	11.51	(4.79)	843,436	20	0.16	0.16	0.84
12/31/2010	10.46	0.08	1.71	1.79	(0.08)	—	12.17	17.09	788,664	11	0.17	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)	(0.33)	10.46	31.05	582,868	19	0.19	0.19	1.07

*

Commencement of operations was as follows: JNL/American Funds Blue Chip Income and Growth Funds, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund - May 3, 2010; JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund - April 6, 2009; JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund - April 30, 2012; JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund - April 28, 2014.

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses.
(d)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover rate is based on the Feeder Funds’ or fund of funds’ purchases or sales of the Master Fund or underlying funds, respectively.

(g)	Amount represents less than $0.005.
(h)

The Master Funds for the JNL American Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

NOTE 1.  ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”).  The Trust currently offers shares in ninety-four (94) separate funds, each with its own investment objective.  Information in these financial statements pertains to twenty-seven (27) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust that are listed in the table below.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  Shares of each Fund are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Funds and each Fund’s Adviser/Sub-Adviser are:

Adviser:	Fund:
Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund. The funds are collectively known as “JNL American Master Feeder Funds”.

JNAM

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund, the funds are collectively known as “JNL Institutional Alt Funds”; JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund, the funds are collectively known as “JNL American Fund of Funds”; JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund, the funds are collectively known as “JNL Disciplined Funds”; JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund and JNL/S&P 4 Fund.

Milliman Financial Risk Management LLC (Sub-Adivser)	JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund. The funds are collectively known as “JNL/MMRS Funds”
Standard & Poor’s Investment Advisory Services LLC (Sub-Adviser)

JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund. The funds are collectively known as “JNL/S&P Funds”.

Each Fund, except the JNL American Master Feeder Funds, operates under a “fund of funds” structure, investing substantially all of its assets in other affiliated or unaffiliated Funds (each, an “Underlying Fund,” and, collectively, the “Underlying Funds”).  The affiliated Underlying Funds are advised by JNAM or Curian Capital, LLC (“Curian”), a subsidiary of Jackson and an affiliate of JNAM.

Each of the JNL American Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”).  Each JNL American Fund’s Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company, that has the same investment objective as each corresponding Feeder Fund.  Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities.  As of June 30, 2014, the JNL American Master Feeder Funds owned the following percentage of its corresponding Master Fund:  JNL/American Funds Blue Chip Income and Growth Fund — 21.45%, JNL/American Funds Global Bond Fund - 19.87%, JNL/American Funds Global Small Capitalization Fund - 9.03%, JNL/American Funds Growth-Income Fund - 8.19%, JNL/American Funds International Fund - 8.30% and JNL/American Funds New World Fund - 27.20%.  The Master Funds’ Schedule of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report.  This report should be read in conjunction with the Master Funds’ shareholder reports.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  JNL/American Funds Global Bond Fund, JNL Institutional Alt Funds, JNL American Fund of Funds, JNL Disciplined Funds, JNL/MMRS Funds, JNL/S&P 4 Fund and JNL/S&P Funds.

Each Fund, except the JNL American Master Feeder Funds, offers Class A shares.  The JNL American Master Feeder Funds offers Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund commenced operations on April 28, 2014.

JNL Institutional Alt 65 Fund is closed to all new investors.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The fund of funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.  Capital gains distributions received from the affiliated Master Funds and the affiliated Underlying Funds are recorded as net realized gain from affiliated investments in the Statements of Operations.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Fund of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests.  Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the respective Master Fund.  As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities.  A similar situation exists for a fund of funds as it relates to the expenses associated with the investments in Underlying Funds.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  Each Fund’s maximum exposure under these arrangements is unknown.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

NOTE 3.  CERTAIN RISKS

Market Risk - In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”).  The value of securities held by the Master Funds and Underlying Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by a Master Fund or Underlying Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations.

Credit and Counterparty Risk - In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”).  Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties.  The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements.  A Master Fund or Underlying Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  A Master Fund’s or Underlying Fund’s Adviser and Sub-Advisers attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.  In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions.  In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities.  For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risks - Each Fund’s  prospectus  includes  a  discussion  of  the  principal  investment risks  of the  Master Fund or Underlying Fund in which it invests.  Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual report.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments.  The value of an investment in a fund of funds changes with the values of the corresponding Underlying Funds and their investments.  The Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders.  In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

NOTE 4.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for their services.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for interest and taxes, other non-operating expenses, registration fees, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM.  For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)		Administrative
	$0m to $500m	Over $500m	Fee
JNL/American Funds Blue Chip Income and Growth Fund	0.70%	0.70 - 0.65%	0.15%
JNL/American Funds Global Bond Fund	0.70	0.70 - 0.65	0.15
JNL/American Funds Global Small Capitalization Fund	0.75	0.75 - 0.70	0.15
JNL/American Funds Growth-Income Fund	0.70	0.70 - 0.65	0.15
JNL/American Funds International Fund	0.85	0.85 - 0.80	0.15
JNL/American Funds New World Fund	1.05	1.05 - 1.00	0.15
JNL Institutional Alt Funds	0.15	0.15 - 0.10	0.05
JNL/American Fund of Funds	0.30	0.30 - 0.275	0.15
JNL Disciplined Funds	0.13	0.08	0.05
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.05
JNL/Mellon Capital 10 x 10 Fund	0.00	0.00	0.05
JNL/Mellon Capital Index 5 Fund	0.00	0.00	0.05

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Advisory Fee (m-millions)		Administrative
	$0m to $500m	Over $500m	Fee
JNL/MMRS Funds	0.30%	0.30 - 0.25%	0.05%
JNL/S&P 4 Fund	0.00	0.00	0.05
JNL/S&P Funds	0.13	0.08	0.05

Fee Waiver and Expense Reimbursements - Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds:

Fund	Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/American Funds Blue Chip Income and Growth Fund	0.48%
JNL/American Funds Global Bond Fund	0.55%
JNL/American Funds Global Small Capitalization Fund	0.60%
JNL/American Funds Growth-Income Fund	0.40%
JNL/American Funds International Fund	0.60%
JNL/American Funds New World Fund	0.80%
JNL/American Funds Balanced Allocation Fund	0.05%
JNL/American Funds Growth Allocation Fund	0.05%

The amount of expenses waived for each Fund during the current year is recorded as expense waiver in each Fund’s Statement of Operations.

Distribution Fees - The JNL American Master Feeder Funds and JNL American Fund of Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust).  Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  The maximum annual Rule 12b-1 fee allowed is 0.25% of the average daily net assets attributable to the Class A shares.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - The fund of funds invested solely in Class A shares of other affiliated Funds advised by JNAM or Curian.  The JNL American Master Feeder Funds invest primarily all of their investable assets in the respective American Funds Master Fund.  Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the JNL American Master Feeder Funds may be deemed an affiliated person thereof under the 1940 Act.  The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

The following table details each Fund’s long term investments in affiliates (in thousands) held during the period ended June 30, 2014.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1	$1,214,856	$163,451	$3,251	$6,166	$1,135	$1,476,178
JNL/American Funds Global Bond Fund	American Funds Insurance Series - Global Bond Fund Class 1	455,412	82,458	15,942	1,709	4,487	543,567
JNL/American Funds Global Small Capitalization Fund	American Funds Insurance Series - Global Small Capitalization Fund - Class 1	336,834	73,524	29,072	—	7,400	404,193
JNL/ American Funds Growth-Income Fund	American Funds Insurance Series - Growth-Income Fund - Class 1	1,645,403	418,144	70	5,873	96,353	2,094,493
JNL/American Funds International Fund	American Funds Insurance Series - International Fund - Class 1	562,154	102,668	1,732	677	427	688,143
JNL/American Funds New World Fund	American Funds Insurance Series - New World Fund Class 1	647,489	173,252	9,234	1,226	71,996	776,272

NOTE 5.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 6, 2014, the Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 6, 2014, the amount available under the facility was $300,000,000.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual commitment fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets.  No amounts were borrowed under the facility during the period. The fees are included in other expenses in each Fund’s Statement of Operations.

NOTE 6.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: consent dividends and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2013, the Funds’ last fiscal year end, the following Funds had net capital loss carryforwards (in thousands) for U.S. federal income tax purposes to offset future net realized capital gains.  Details of the capital loss carryforwards are listed in the table below.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year of Expiration	Amount	Short Term	Long Term	Total
JNL/Franklin Templeton Founding Strategy Fund	2016	$9,243	$—	$10,281	$19,524

At December 31, 2013, the Funds’ last fiscal year end, the Funds had no capital, currency and/or PFIC mark-to-market losses realized after October 31, 2013 (“Post-October losses”).

As of June 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$1,088,602	$387,620	$(44)	$387,576
JNL/American Funds Global Bond Fund	537,572	7,445	(1,450)	5,995
JNL/American Funds Global Small Capitalization Fund	324,228	79,994	(29)	79,965
JNL/American Funds Growth-Income Fund	1,662,361	433,360	(1,228)	432,132
JNL/American Funds International Fund	571,604	116,605	(66)	116,539
JNL/American Funds New World Fund	742,061	40,220	(6,009)	34,211
JNL Institutional Alt 20 Fund	1,613,621	243,936	(5,097)	238,839
JNL Institutional Alt 35 Fund	2,181,373	321,499	(8,265)	313,234
JNL Institutional Alt 50 Fund	3,073,830	428,207	(15,604)	412,603
JNL Institutional Alt 65 Fund	640,983	88,583	(4,180)	84,403
JNL/American Funds Balanced Allocation Fund	589,472	53,010	(3,023)	49,987
JNL/American Funds Growth Allocation Fund	516,541	48,666	(3,053)	45,613
JNL Disciplined Moderate Fund	1,079,790	153,679	(8,043)	145,636
JNL Disciplined Moderate Growth Fund	1,284,814	207,881	(4,109)	203,772
JNL Disciplined Growth Fund	570,053	86,199	(226)	85,973
JNL/Franklin Templeton Founding Strategy Fund	1,370,589	377,650	(20)	377,630
JNL/Mellon Capital 10 x 10 Fund	325,650	101,643	(174)	101,469
JNL/Mellon Capital Index 5 Fund	595,864	177,521	(831)	176,690
JNL/MMRS Conservative Fund	4,554	80	(2)	78
JNL/MMRS Growth Fund	2,340	68	(1)	67
JNL/MMRS Moderate Fund	6,016	106	(4)	102
JNL/S&P 4 Fund	3,107,357	887,852	(3,266)	884,586
JNL/S&P Managed Conservative Fund	1,646,519	114,569	(36,680)	77,889
JNL/S&P Managed Moderate Fund	3,171,243	391,845	(52,234)	339,611
JNL/S&P Managed Moderate Growth Fund	5,529,796	983,009	(53,699)	929,310
JNL/S&P Managed Growth Fund	4,028,641	910,131	(25,582)	884,549
JNL/S&P Managed Aggressive Growth Fund	1,428,741	316,871	(5,258)	311,613

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2013 was as follows:

	Net Ordinary Income *	Long-term Capital Gain
JNL/American Funds Blue Chip Income and Growth Fund	$11,220	$4,729
JNL/American Funds Global Bond Fund	9,706	2,152
JNL/American Funds Global Small Capitalization Fund	1,872	635
JNL/American Funds Growth-Income Fund	10,240	1,276
JNL/American Funds International Fund	3,805	757
JNL/American Funds New World Fund	3,061	1,049
JNL Institutional Alt 20 Fund	32,596	27,405
JNL Institutional Alt 35 Fund	37,476	42,632
JNL Institutional Alt 50 Fund	40,698	33,152
JNL Institutional Alt 65 Fund	8,254	17,787
JNL/American Funds Balanced Allocation Fund	2,542	24
JNL/American Funds Growth Allocation Fund	1,575	8
JNL Disciplined Moderate Fund	20,207	10,411
JNL Disciplined Moderate Growth Fund	20,093	15,829
JNL Disciplined Growth Fund	7,986	6,081
JNL/Franklin Templeton Founding Strategy Fund	28,077	—
JNL/Mellon Capital 10 x 10 Fund	7,375	2,549
JNL/Mellon Capital Index 5 Fund	9,881	10,590
JNL/S&P 4 Fund	16,817	63,183
JNL/S&P Managed Conservative Fund	56,017	42,123
JNL/S&P Managed Moderate Fund	90,243	91,200
JNL/S&P Managed Moderate Growth Fund	158,714	152,270
JNL/S&P Managed Growth Fund	99,897	155,217
JNL/S&P Managed Aggressive Growth Fund	31,233	50,136

*    Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2010, 2011, 2012 and 2013, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2014.

NOTE 7.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Additional Disclosures

June 30, 2014

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period †	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period †
JNL/American Funds Blue Chip Income and Growth Fund
Class A	$1,000.00	$1,078.10	0.61%	$3.14	$1,000.00	$1,021.77	0.61%	$3.06
Class B	1,000.00	1,079.70	0.36	1.86	1,000.00	1,023.00	0.36	1.81
JNL/American Funds Global Bond Fund
Class A	1,000.00	1,056.00	0.55	2.80	1,000.00	1,022.07	0.55	2.76
Class B	1,000.00	1,056.60	0.30	1.53	1,000.00	1,023.31	0.30	1.51
JNL/American Funds Global Small Capitalization Fund
Class A	1,000.00	1,068.90	0.55	2.82	1,000.00	1,022.07	0.55	2.76
Class B	1,000.00	1,070.10	0.30	1.54	1,000.00	1,023.31	0.30	1.51
JNL/American Funds Growth-Income Fund
Class A	1,000.00	1,067.40	0.68	3.49	1,000.00	1,021.42	0.68	3.41
Class B	1,000.00	1,068.40	0.43	2.21	1,000.00	1,022.66	0.43	2.16
JNL/American Funds International Fund
Class A	1,000.00	1,035.80	0.65	3.28	1,000.00	1,021.57	0.65	3.26
Class B	1,000.00	1,037.10	0.40	2.02	1,000.00	1,022.81	0.40	2.01
JNL/American Funds New World Fund
Class A	1,000.00	1,046.90	0.65	3.30	1,000.00	1,021.57	0.65	3.26
Class B	1,000.00	1,048.30	0.40	2.03	1,000.00	1,022.81	0.40	2.01
JNL Institutional Alt 20 Fund
Class A	1,000.00	1,046.00	0.17	0.86	1,000.00	1,023.95	0.17	0.85
JNL Institutional Alt 35 Fund
Class A	1,000.00	1,047.00	0.16	0.81	1,000.00	1,024.00	0.16	0.80
JNL Institutional Alt 50 Fund
Class A	1,000.00	1,048.80	0.16	0.81	1,000.00	1,024.00	0.16	0.80
JNL Institutional Alt 65 Fund
Class A	1,000.00	1,050.00	0.19	0.97	1,000.00	1,023.87	0.19	0.95
JNL/American Funds Balanced Allocation Fund
Class A	1,000.00	1,050.30	0.65	3.30	1,000.00	1,021.57	0.65	3.26
JNL/American Funds Growth Allocation Fund
Class A	1,000.00	1,052.50	0.65	3.31	1,000.00	1,021.57	0.65	3.26
JNL Disciplined Moderate Fund
Class A	1,000.00	1,046.40	0.15	0.76	1,000.00	1,024.05	0.15	0.75
JNL Disciplined Moderate Growth Fund
Class A	1,000.00	1,047.30	0.15	0.76	1,000.00	1,024.05	0.15	0.75
JNL Disciplined Growth Fund
Class A	1,000.00	1,047.80	0.17	0.86	1,000.00	1,023.95	0.17	0.85
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	1,070.90	0.05	0.26	1,000.00	1,024.53	0.05	0.25
JNL/Mellon Capital 10 x 10 Fund
Class A	1,000.00	1,052.40	0.05	0.25	1,000.00	1,024.53	0.05	0.25
JNL/Mellon Capital Index 5 Fund
Class A	1,000.00	1,050.80	0.05	0.25	1,000.00	1,024.53	0.05	0.25
JNL/MMRS Conservative Fund*
Class A	1,000.00	1,033.00	0.39	0.70	1,000.00	1,022.86	0.39	1.96

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period †	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period †
JNL/MMRS Growth Fund*
Class A	$1,000.00	$1,048.00	0.42%	$0.75	$1,000.00	$1,022.71	0.42%	$2.11
JNL/MMRS Moderate Fund*
Class A	1,000.00	1,040.00	0.39	0.70	1,000.00	1,022.86	0.39	1.96
JNL/S&P 4 Fund
Class A	1,000.00	1,056.70	0.05	0.26	1,000.00	1,024.53	0.05	0.25
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,036.80	0.15	0.76	1,000.00	1,024.05	0.15	0.75
JNL/S&P Managed Moderate Fund
Class A	1,000.00	1,043.10	0.14	0.71	1,000.00	1,024.10	0.14	0.70
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	1,046.20	0.14	0.71	1,000.00	1,024.10	0.14	0.70
JNL/S&P Managed Growth Fund
Class A	1,000.00	1,050.90	0.14	0.71	1,000.00	1,024.10	0.14	0.70
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	1,054.00	0.15	0.76	1,000.00	1,024.06	0.15	0.75

* Fund has less than 6-month’s operating history.  For Funds with less than 6-month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

† For Funds with at least 6-month operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).  For Funds with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 63/365 (to reflect the period since the Fund’s inception).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

JNL/AllianceBernstein Dynamic Asset Allocation Fund (b)

	Shares/Par †	Value
INVESTMENT COMPANIES - 55.7%
iShares Core MSCI Emerging Markets ETF	7	$370
iShares Core S&P 500 ETF	9	1,840
iShares International Developed Real Estate ETF	5	145
SPDR S&P 500 ETF Trust	9	1,840
Vanguard FTSE Developed Markets ETF	43	1,819
Vanguard Mid-Cap ETF	9	1,076
Vanguard REIT ETF	2	144
Vanguard Small-Cap ETF	9	1,077

Total Investment Companies (cost $8,026)		8,311

SHORT TERM INVESTMENTS - 40.1%
Investment Companies - 40.1%
JNL Money Market Fund, 0.01% (a) (h)	5,828	5,828
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	167	167

Total Short Term Investments (cost $5,995)		5,995

Total Investments - 95.8% (cost $14,021)		14,306
Other Assets and Liabilities, Net - 4.2%		627
Total Net Assets - 100.0%		$14,933

Portfolio Composition*:	Percentage of Total Investments
Domestic Equity	40.8%
International Equity	12.7
Emerging Markets Equity	2.6
Alternative	2.0
Short Term Investments	41.9
Total Investments	100.0%

*

In general, the Fund uses derivatives as direct substitutes for investments in ETFs, developed market indices, currencies, corporate and government bonds, emerging market equities and commodities. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative instruments.

JNL/AQR Managed Futures Strategy Fund (b)

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 93.3%
Investment Companies - 47.6%
JNL Money Market Fund, 0.01% (a) (h)	62,277	$62,277
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	134,546	134,546
		196,823
Treasury Securities - 45.7%
U.S. Treasury Bill
0.05%, 10/09/14	$139,450	139,439
0.05%, 11/28/14	7,581	7,579
0.05%, 12/04/14	41,800	41,791
		188,809

Total Short Term Investments (cost $385,625)		385,632

Total Investments - 93.3% (cost $385,625)		385,632
Other Assets and Liabilities, Net - 6.7%		27,724
Total Net Assets - 100.0%		$413,356

Portfolio Composition*:	Percentage of Total Investments
Short Term Investments	100.0%
Total Investments	100.0%

*

In general, the Fund uses derivatives as direct substitutes for investment in developed market stock indices, government bonds and currencies. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative instruments.

JNL/BlackRock Commodity Securities Strategy Fund ** (b)

	Shares/Par †	Value
COMMON STOCKS - 77.0%
ENERGY - 71.1%
Anadarko Petroleum Corp.	328	$35,927
Apache Corp.	274	27,602
Baker Hughes Inc.	261	19,422
Cabot Oil & Gas Corp. - Class A	906	30,915
Cameron International Corp. (c)	387	26,192
Canadian Natural Resources Ltd.	571	26,256
Carrizo Oil & Gas Inc. (c)	151	10,461
Cenovus Energy Inc.	316	10,234
Chevron Corp.	334	43,605
Cimarex Energy Co.	113	16,244
ConocoPhillips	144	12,346
Devon Energy Corp.	466	36,969
Dresser-Rand Group Inc. (c)	461	29,390
Dril-Quip Inc. (c)	179	19,577
Ensco Plc - Class A (e)	212	11,771
EOG Resources Inc.	737	86,173
EQT Corp.	235	25,120
Exxon Mobil Corp.	534	53,797
FMC Technologies Inc. (c)	543	33,148
Halliburton Co.	555	39,442
Helmerich & Payne Inc.	235	27,229
Hess Corp.	262	25,891
Marathon Oil Corp.	400	15,954
Marathon Petroleum Corp.	182	14,205
Murphy Oil Corp.	165	10,978
National Oilwell Varco Inc.	361	29,755
Noble Corp plc	249	8,341
Noble Energy Inc.	397	30,789
Occidental Petroleum Corp.	364	37,357
Phillips 66	139	11,141
Pioneer Natural Resources Co.	142	32,592
Range Resources Corp.	346	30,058
Schlumberger Ltd.	364	42,911
Southwestern Energy Co. (c)	194	8,844
Suncor Energy Inc.	904	38,530
Technip SA - ADR	475	13,010
Total SA - ADR	231	16,670
Valero Energy Corp.	225	11,257
Whiting Petroleum Corp. (c)	238	19,123
Other Securities		108,640
		1,127,866
INDUSTRIALS - 0.2%
Other Securities		3,271

MATERIALS - 5.7%
BHP Billiton Ltd.	235	8,029
E.I. du Pont de Nemours & Co.	113	7,412
Eldorado Gold Corp.	1,033	7,899
First Quantum Minerals Ltd.	619	13,233
Franco-Nevada Corp.	169	9,696
Goldcorp Inc.	466	13,009

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Southern Copper Corp.	355	10,769
Other Securities		19,920
		89,967

Total Common Stocks (cost $900,560)		1,221,104

COMMODITY INDEXED STRUCTURED NOTES - 7.7%
Bank of America Corp., Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.24%, 07/27/15 (i)	$16,000	15,369
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.23%, 01/06/15 (i)	10,500	13,151
JPMorgan Chase, Dow Jones-UBS Commodity Index Forward Total Return commodity linked note, 0.23%, 08/04/14 (i)	4,000	4,965
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.23%, 07/14/14 (i)	11,500	12,112
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.23%, 09/03/14 (i)	6,000	7,120
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.23%, 09/15/14 (i)	10,500	13,238
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.23%, 07/25/17 (i)	11,500	12,664
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 05/14/18 (i)	6,000	7,461
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.23%, 05/16/18 (i)	30,000	36,040

Total Commodity Indexed Structured Notes (cost $105,697)		122,120

SHORT TERM INVESTMENTS - 16.4%
Investment Companies - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	30,041	30,041
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	17,384	17,384
Treasury Securities - 13.4%
U.S. Treasury Bill
0.07%, 07/17/14	$52,600	52,600
0.08%, 09/11/14	69,000	68,997
0.03%, 11/20/14	69,400	69,386
0.04%, 12/18/14	21,000	20,995
		211,978

Total Short Term Investments (cost $259,401)		259,403

Total Investments - 101.1% (cost $1,265,658)		1,602,627
Other Assets and Liabilities, Net - (1.1%)		(17,096)
Total Net Assets - 100.0%		$1,585,531

Portfolio Composition:	Percentage of Total Investments
Energy	70.4%
Commodity Indexed Structured Notes	7.6
Materials	5.6
Industrials	0.2
Short Term Investments	16.2
Total Investments	100.0%

JNL/BlackRock Global Allocation Fund ** (b)

	Shares/Par †	Value
COMMON STOCKS - 61.6%
CONSUMER DISCRETIONARY - 6.5%
Comcast Corp. - Class A	349	$18,717
Fuji Heavy Industries Ltd.	669	18,559
Liberty Media Corp. - Class A (c)	98	13,429
Sanrio Co. Ltd. (e)	19	540
Other Securities		167,219
		218,464
CONSUMER STAPLES - 3.9%
Coca-Cola Co.	387	16,378
Nestle SA	241	18,648
Procter & Gamble Co.	353	27,741
Unilever NV - CVA	300	13,150
Unilever Plc	74	3,374
Other Securities		52,237
		131,528
ENERGY - 6.0%
Anadarko Petroleum Corp.	122	13,313
Chevron Corp.	136	17,702
Phillips 66	165	13,300
Other Securities		155,617
		199,932
FINANCIALS - 10.3%
Bank of America Corp.	835	12,829
BNP Paribas	218	14,799
CapitaLand Ltd.	2,842	7,297
Citigroup Inc.	223	10,519
JPMorgan Chase & Co.	306	17,644
Lloyds Banking Group Plc (c)	4,428	5,629
Tokio Marine Holdings Inc.	514	16,911
Wells Fargo & Co.	467	24,541
Other Securities		235,577
		345,746
HEALTH CARE - 8.8%
AbbVie Inc.	250	14,115
Gilead Sciences Inc. (c)	58	4,848
Pfizer Inc.	475	14,088
Roche Holding AG	77	23,080
Sanofi SA	132	14,031
Sanofi SA - ADR	40	2,124
Other Securities		220,814
		293,100
INDUSTRIALS - 10.0%
General Electric Co.	667	17,542
Mitsui & Co. Ltd.	1,088	17,441
Safran SA	299	19,559
Siemens AG	161	21,288
Union Pacific Corp.	131	13,038
United Continental Holdings Inc. (c)	313	12,861
United Parcel Service Inc. - Class B	155	15,948
United Technologies Corp.	121	13,970
Other Securities		204,460
		336,107
INFORMATION TECHNOLOGY - 7.0%
Apple Inc.	272	25,320
Google Inc. - Class A (c)	24	13,899
Google Inc. - Class C (c)	27	15,444
MasterCard Inc. - Class A	243	17,879
Samsung Electronics Co. Ltd.	5	6,472
Twitter Inc. (c)	255	10,442
Twitter Inc. Private Placement (c) (f) (p) (q)	200	7,773

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Visa Inc. - Class A	116	24,345
Other Securities		114,031
		235,605
MATERIALS - 5.2%
Freeport-McMoRan Copper & Gold Inc.	532	19,412
Rio Tinto Plc	289	15,605
Other Securities		138,004
		173,021
TELECOMMUNICATION SERVICES - 1.9%
Verizon Communications Inc.	325	15,918
Other Securities		47,062
		62,980
UTILITIES - 2.0%
Other Securities		65,277

Total Common Stocks (cost $1,818,444)		2,061,760

TRUST PREFERREDS - 0.3%
FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	115	3,199
Other Securities		5,951

Total Trust Preferreds (cost $8,487)		9,150

PREFERRED STOCKS - 2.2%
CONSUMER DISCRETIONARY - 0.4%
Other Securities		12,060

CONSUMER STAPLES - 0.1%
Other Securities		2,861

FINANCIALS - 0.7%
Wells Fargo & Co., 7.50% (m) (v)	1	1,385
Other Securities		20,984
		22,369
INDUSTRIALS - 0.1%
United Technologies Corp., 7.50% (e)	23	1,480
Other Securities		1,015
		2,495
INFORMATION TECHNOLOGY - 0.7%
Samsung Electronics Co. Ltd.	7	6,846
Other Securities		17,546
		24,392
MATERIALS - 0.0%
Other Securities		928

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		3,164

UTILITIES - 0.1%
Other Securities		5,065

Total Preferred Stocks (cost $68,495)		73,334

WARRANTS - 0.0%
Other Securities		408

Total Warrants (cost $0)		408

PURCHASED OPTIONS - 1.0%
Other Securities		33,654

Total Purchased Options (cost $33,993)		33,654

INVESTMENT COMPANIES - 1.1%
SPDR Gold Trust (c)	137	17,560
iShares Gold Trust Fund (a) (c)	551	7,100
Other Securities		11,824

Total Investment Companies (cost $40,262)		36,484

CORPORATE BONDS AND NOTES - 7.6%
CONSUMER DISCRETIONARY - 0.9%
Other Securities		31,481

CONSUMER STAPLES - 0.2%
Other Securities		6,022

ENERGY - 1.0%
Other Securities		32,868

FINANCIALS - 3.2%
Bank of America Corp.
2.00%, 01/11/18	2,389	2,404
1.30%, 03/22/18 (i)	1,216	1,232
2.60%, 01/15/19	1,633	1,652
BNP Paribas SA, 2.40%, 12/12/18	4,924	4,966
CapitaLand Ltd.
2.10%, 11/15/16 (p) (v), SGD	3,250	2,593
2.95%, 06/20/22 (e) (p) (v), SGD	6,500	5,226
1.95%, 10/17/23 (e) (r) (v), SGD	2,500	2,043
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (m)	1,230	1,242
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (m)	2,500	2,781
5.55%, 05/04/20	1,200	1,396
6.38%, 11/15/67 (i)	1,854	2,067
JPMorgan Chase & Co.
6.13%, 06/27/17	1,138	1,284
5.15%, (callable at 100 beginning 05/01/23) (m)	3,191	3,059
Lloyds Bank Plc
13.00% (callable at 100 beginning 01/22/29) (m), GBP	2,575	7,381
2.30%, 11/27/18 (e)	554	562
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,642	1,933
Other Securities		65,325
		107,146
HEALTH CARE - 1.1%
Gilead Sciences Inc., 1.63%, 05/01/16 (v)	2,941	10,720
Other Securities		26,893
		37,613
INDUSTRIALS - 0.3%
Other Securities		8,389

INFORMATION TECHNOLOGY - 0.3%
Other Securities		9,137

MATERIALS - 0.2%
Other Securities		6,160

TELECOMMUNICATION SERVICES - 0.4%
Other Securities		14,201

UTILITIES - 0.0%
Other Securities		384

Total Corporate Bonds and Notes (cost $235,253)		253,401

GOVERNMENT AND AGENCY OBLIGATIONS - 12.5%
GOVERNMENT SECURITIES - 12.5%
Sovereign - 7.9%
Australia Government Bond
5.50%, 04/21/23, AUD	16,934	18,422

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
2.75%, 04/21/24, AUD	5,735	5,052
Brazil Government International Bond, 4.88%, 01/22/21	3,329	3,629
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21, BRL	109,881	45,441
10.00%, 01/01/23, BRL	29,943	12,128
10.00%, 01/01/25, BRL	15,700	6,218
Federal Republic of Germany, 4.25%, 07/04/17, EUR	19,059	29,369
Mexico Bonos, 10.00%, 12/05/24, MXN	311,336	32,044
Poland Government Bond
5.25%, 10/25/20, PLN	35,916	13,222
5.75%, 10/25/21, PLN	45,351	17,305
United Kingdom Treasury Bond, 2.25%, 09/07/23, GBP	26,541	43,872
Other Securities		36,942
		263,644
Treasury Inflation Index Securities - 0.0%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/24 (s), BRL	713	804
U.S. Treasury Securities - 4.6%
U.S. Treasury Note
0.25%, 01/15/15	11,989	12,000
0.25%, 03/31/15	15,149	15,166
2.25%, 03/31/16	23,584	24,363
2.25%, 08/15/18	24,308	24,540
2.75%, 10/25/18	19,464	19,893
1.25%, 10/31/18	17,229	17,093
2.00%, 05/31/21	32,534	32,283
2.00%, 11/15/21	4,149	4,095
1.75%, 05/15/22	5,005	4,815
		154,248
Total Government and Agency Obligations (cost $415,271)		418,696

SHORT TERM INVESTMENTS - 17.5%
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	84,885	84,885
Treasury Securities - 15.0%
Japan Treasury Bill
0.00%, 07/07/14, JPY	1,480,000	14,609
0.00%, 08/04/14, JPY	960,000	9,476
Mexico Cetes
0.27%, 07/10/14, MXN	4,288	3,302
0.26%, 07/24/14, MXN	3,093	2,379
0.27%, 08/07/14, MXN	4,666	3,585
0.26%, 08/21/14, MXN	5,354	4,109
0.26%, 09/04/14, MXN	4,807	3,686
0.26%, 09/18/14, MXN	5,175	3,964
0.27%, 10/16/14, MXN	13,080	9,995
0.27%, 11/13/14, MXN	5,017	3,824
0.23%, 12/11/14, MXN	12,332	9,376
U.S. Treasury Bill
0.03%, 07/10/14	$6,200	6,200
0.04%, 07/24/14	62,100	62,099
0.04%, 08/07/14	42,200	42,199
0.04%, 08/14/14	51,500	51,499
0.07%, 08/21/14	61,500	61,499
0.03%, 08/28/14	23,800	23,800
0.08%, 09/04/14	32,500	32,499
0.08%, 09/11/14	5,000	5,000
0.08%, 09/18/14	47,000	46,998
0.08%, 09/25/14	3,000	3,000
0.02%, 10/02/14	16,000	15,998
0.05%, 10/09/14	21,600	21,598
0.05%, 10/16/14	20,471	20,468
0.04%, 10/30/14	30,500	30,496
0.03%, 11/20/14	8,355	8,353
		500,011

Total Short Term Investments (cost $584,060)		584,896

Total Investments - 103.8% (cost $3,204,265)		3,471,783
Total Securities Sold Short - (0.0%) (proceeds $1,555)		(1,672)
Other Assets and Liabilities, Net - (3.8%)		(125,380)
Total Net Assets - 100.0%		$3,344,731

SECURITIES SOLD SHORT - 0.0%
COMMON STOCKS - 0.0%
ENERGY - 0.0%
ENI SpA	61	$1,672

Total Securities Sold Short - 0.0% (proceeds $1,555)		$1,672

Portfolio Composition:	Percentage of Total Investments
Financials	14.0%
Government Securities	12.1
Industrials	10.0
Health Care	9.5
Information Technology	7.8
Consumer Discretionary	7.5
Energy	6.7
Materials	5.2
Consumer Staples	4.0
Telecommunication Services	2.3
Utilities	2.0
Purchased Options	1.0
Investment Companies	1.1
Short Term Investments	16.8
Total Investments	100.0%

JNL/BlackRock Large Cap Select Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 23.8%
Comcast Corp. - Class A	409	$21,964
Delphi Automotive Plc	201	13,821
Home Depot Inc.	128	10,333
Liberty Global Plc - Class A (c) (e)	498	22,001
McDonald’s Corp.	192	19,297
Netflix Inc. (c)	47	20,647
Nike Inc. - Class B	159	12,368
Priceline Group Inc. (c)	18	21,175
Starbucks Corp.	252	19,520
TripAdvisor Inc. (c)	238	25,818
Twenty-First Century Fox Inc. - Class A	1,019	35,816
Walt Disney Co.	244	20,927
Wynn Resorts Ltd.	111	22,983
		266,670
CONSUMER STAPLES - 2.0%
Estee Lauder Cos. Inc. - Class A	83	6,133
Mondelez International Inc. - Class A	439	16,519
		22,652
ENERGY - 5.9%
Concho Resources Inc. (c)	80	11,551

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FMC Technologies Inc. (c)	143	8,755
Gulfport Energy Corp. (c)	88	5,528
Laredo Petroleum Holdings Inc. (c) (e)	500	15,497
Schlumberger Ltd.	206	24,291
		65,622
FINANCIALS - 3.1%
Berkshire Hathaway Inc. (c)	67	8,518
Discover Financial Services	191	11,819
Moody’s Corp.	170	14,903
		35,240
HEALTH CARE - 17.9%
Abbott Laboratories	484	19,784
AbbVie Inc.	810	45,713
Allergan Inc.	75	12,772
Biogen Idec Inc. (c)	60	19,060
Gilead Sciences Inc. (c)	287	23,810
Intuitive Surgical Inc. (c)	21	8,672
Regeneron Pharmaceuticals Inc. (c)	102	28,802
United Therapeutics Corp. (c) (e)	173	15,290
Valeant Pharmaceuticals International Inc. (c)	214	26,945
		200,848
INDUSTRIALS - 11.5%
American Airlines Group Inc. (c)	358	15,376
Eaton Corp. Plc	271	20,901
Emerson Electric Co.	261	17,287
Precision Castparts Corp.	93	23,446
Roper Industries Inc.	77	11,288
SolarCity Corp. (c) (e)	89	6,270
Union Pacific Corp.	295	29,455
Verisk Analytics Inc. - Class A (c)	91	5,483
		129,506
INFORMATION TECHNOLOGY - 30.3%
Alibaba Group Holding Ltd. (c) (f) (p) (q)	175	11,919
Alliance Data Systems Corp. (c)	60	16,966
Apple Inc.	486	45,159
Autodesk Inc. (c)	185	10,451
Baidu.com - ADR (c)	109	20,331
Facebook Inc. - Class A (c)	530	35,640
Google Inc. - Class A (c)	103	60,403
Intuit Inc.	134	10,813
LinkedIn Corp. - Class A (c)	153	26,312
MasterCard Inc. - Class A	112	8,250
Salesforce.com Inc. (c)	250	14,526
Visa Inc. - Class A	198	41,794
VMware Inc. - Class A (c)	161	15,628
Yahoo! Inc. (c)	630	22,131
		340,323
MATERIALS - 1.4%
Monsanto Co.	129	16,135

TELECOMMUNICATION SERVICES - 2.2%
Crown Castle International Corp.	151	11,198
SoftBank Corp.	175	13,049
		24,247

Total Common Stocks (cost $1,006,496)		1,101,243

PREFERRED STOCKS - 0.7%
INFORMATION TECHNOLOGY - 0.7%
Palantir Technologies Inc. (f) (p) (q)	1,246	7,639

Total Preferred Stocks (cost $7,639)		7,639

SHORT TERM INVESTMENTS - 2.9%
Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	2,839	2,839

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	29,452	29,452

Total Short Term Investments (cost $32,291)		32,291

Total Investments - 101.7% (cost $1,046,426)		1,141,173
Other Assets and Liabilities, Net - (1.7%)		(18,934)
Total Net Assets - 100.0%		$1,122,239

Portfolio Composition:	Percentage of Total Investments
Information Technology	30.5%
Consumer Discretionary	23.4
Health Care	17.6
Industrials	11.3
Energy	5.8
Financials	3.1
Telecommunication Services	2.1
Consumer Staples	2.0
Materials	1.4
Short Term Investments	2.8
Total Investments	100.0%

JNL/Brookfield Global Infrastructure and MLP Fund

	Shares/Par †	Value
COMMON STOCKS - 97.6%
AUSTRALIA - 3.1%
Origin Energy Ltd.	798	$10,996
Transurban Group	3,390	23,621
		34,617
BRAZIL - 3.2%
CCR SA	2,700	22,055
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,275	13,669
		35,724
CANADA - 10.5%
Enbridge Inc.	1,099	52,138
Inter Pipeline Ltd. (e)	535	16,609
Pembina Pipeline Corp. (e)	364	15,663
TransCanada Corp. (e)	460	21,971
Veresen Inc. (e)	653	11,465
		117,846
CHINA - 3.9%
Beijing Enterprises Holdings Ltd. (q)	2,378	22,513
ENN Energy Holdings Ltd.	2,320	16,662
Zhejiang Expressway Co. Ltd. - Class H	4,242	4,297
		43,472
FRANCE - 4.0%
Eutelsat Communications Group SA	401	13,920
GDF Suez	807	22,223
Vinci SA	116	8,665
		44,808
HONG KONG - 3.1%
COSCO Pacific Ltd. (q)	9,692	13,433

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Kunlun Energy Co. Ltd. (q)	13,124	21,636
		35,069
ITALY - 6.1%
Atlantia SpA	1,289	36,718
Snam Rete Gas SpA	5,304	31,945
		68,663
JAPAN - 2.0%
Tokyo Gas Co. Ltd.	3,778	22,069

MEXICO - 0.3%
Infraestructura Energetica Nova SAB de CV	570	3,162

SPAIN - 4.0%
Ferrovial SA (e)	1,616	35,995
Obrascon Huarte Lain SA	189	8,303
		44,298
SWITZERLAND - 1.7%
Flughafen Zuerich AG (q)	32	19,531

UNITED KINGDOM - 3.7%
Pennon Group Plc	995	13,379
Royal Mail Plc	1,307	11,154
United Utilities Group Plc	1,103	16,647
		41,180
UNITED STATES OF AMERICA - 52.0%
Access Midstream Partners LP	314	19,976
American Tower Corp.	721	64,880
American Water Works Co. Inc.	339	16,744
Atlas Pipeline Partners LP	324	11,128
Crestwood Equity Partners LP (e) (q)	896	13,323
Crown Castle International Corp.	298	22,144
El Paso Pipeline Partners LP	313	11,322
Energy Transfer Equity LP	377	22,225
Enterprise Products Partners LP	389	30,442
EQT Midstream Partners LP	152	14,666
EV Energy Partner LP	282	11,187
Kansas City Southern	313	33,651
Kinder Morgan Energy Partners LP	545	44,763
MarkWest Energy Partners LP	279	19,945
NiSource Inc.	483	18,993
Plains All American Pipeline LP	187	11,205
SBA Communications Corp. (c)	330	33,749
SemGroup Corp. - Class A	286	22,575
Sempra Energy	351	36,765
Spectra Energy Corp.	1,146	48,673
Teekay Corp.	225	14,013
Waste Connections Inc.	460	22,322
Williams Cos. Inc.	660	38,418
		583,109
Total Common Stocks (cost $919,810)		1,093,548

SHORT TERM INVESTMENTS - 11.2%
Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (a) (h)	27,920	27,920

Securities Lending Collateral - 8.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	97,173	97,173
Total Short Term Investments (cost $125,093)		125,093

Total Investments - 108.8% (cost $1,044,903)		1,218,641
Other Assets and Liabilities, Net - (8.8%)		(98,413)
Total Net Assets - 100.0%		$1,120,228

Portfolio Composition:	Percentage of Total Investments
Energy	39.8%
Industrials	21.5
Utilities	17.4
Financials	5.3
Telecommunication Services	4.6
Consumer Discretionary	1.1
Short Term Investments	10.3
Total Investments	100.0%

JNL/Capital Guardian Global Balanced Fund **

	Shares/Par †	Value
COMMON STOCKS - 64.7%
CONSUMER DISCRETIONARY - 10.3%
Daimler AG	53	$4,983
Denso Corp.	67	3,215
Hyundai Mobis	10	2,882
JUMBO SA (c)	175	2,866
Norwegian Cruise Line Holdings Ltd. (c)	96	3,030
Sirius XM Holdings Inc. (c) (e)	909	3,144
Other Securities		31,068
		51,188
CONSUMER STAPLES - 2.8%
Pernod-Ricard SA	23	2,805
Other Securities		11,039
		13,844
ENERGY - 4.4%
Chevron Corp.	29	3,812
Other Securities		18,087
		21,899
FINANCIALS - 12.6%
AIA Group Ltd.	1,282	6,440
CME Group Inc. - Class A	41	2,902
Goldman Sachs Group Inc.	23	3,918
Intercontinental Exchange Inc.	22	4,118
PICC Property & Casualty Co. Ltd. - Class H	2,071	3,138
Sberbank of Russia - ADR	236	2,380
Sberbank of Russia - GDR (c) (p) (q)	51	506
Other Securities		39,012
		62,414
HEALTH CARE - 6.2%
AmerisourceBergen Corp.	37	2,681
Gilead Sciences Inc. (c)	64	5,290
Novo Nordisk A/S	67	3,107
Roche Holding AG	14	4,069
Seattle Genetics Inc. (c) (e)	90	3,458
Other Securities		11,872
		30,477
INDUSTRIALS - 9.6%
Beijing Enterprises Holdings Ltd.	418	3,957
Boeing Co.	28	3,613
Caterpillar Inc.	42	4,531
Danaher Corp.	40	3,173
Eaton Corp. Plc	85	6,568
Hexcel Corp. (c)	100	4,078
Other Securities		21,819
		47,739
INFORMATION TECHNOLOGY - 9.8%
Apple Inc.	31	2,871

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ASML Holding NV	51	4,795
ASML Holding NV - ADR	2	196
Daum Communications Corp.	32	3,650
Google Inc. - Class A (c)	4	2,304
Google Inc. - Class C (c)	4	2,267
Oracle Corp.	60	2,440
Oracle Corp. Japan	25	1,072
Samsung Electronics Co. Ltd.	1	1,770
Samsung Electronics Co. Ltd. - GDR	—	194
Yahoo! Japan Corp.	591	2,729
Other Securities		24,517
		48,805
MATERIALS - 3.0%
Koninklijke Philips NV	37	2,723
Vale SA - ADR	147	1,950
Other Securities		10,143
		14,816
TELECOMMUNICATION SERVICES - 4.1%
Bharti Airtel Ltd.	478	2,678
China Unicom Hong Kong Ltd. (e)	2,224	3,420
Other Securities		14,079
		20,177
UTILITIES - 1.9%
Fortum Oyj	115	3,083
Other Securities		6,544
		9,627
Total Common Stocks (cost $263,296)		320,986

PREFERRED STOCKS - 0.9%
ENERGY - 0.3%
Other Securities		1,192

INFORMATION TECHNOLOGY - 0.3%
Samsung Electronics Co. Ltd.	1	1,512
Other Securities		—
		1,512
MATERIALS - 0.3%
Vale SA, Class A	142	1,684
Total Preferred Stocks (cost $4,173)		4,388

RIGHTS - 0.0%
Other Securities		72
Total Rights (cost $0)		72

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.8%
Other Securities		3,968
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,977)		3,968

CORPORATE BONDS AND NOTES - 5.1%
CONSUMER DISCRETIONARY - 0.4%
Other Securities		2,078

CONSUMER STAPLES - 0.4%
Other Securities		1,936

ENERGY - 0.5%
Chevron Corp., 2.36%, 12/05/22	$30	29
Other Securities		2,500
		2,529
FINANCIALS - 2.1%
CME Group Inc., 5.30%, 09/15/43	15	17
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	224
4.00%, 03/03/24	280	285
4.80%, 07/08/44	20	20
Other Securities		9,684
		10,230
HEALTH CARE - 0.5%
Gilead Sciences Inc.
3.70%, 04/01/24	40	41
4.80%, 04/01/44	20	21
Other Securities		2,360
		2,422
INDUSTRIALS - 0.1%
Other Securities		595

INFORMATION TECHNOLOGY - 0.1%
Oracle Corp., 3.40%, 07/08/24	80	80
Other Securities		604
		684
MATERIALS - 0.1%
Other Securities		432

TELECOMMUNICATION SERVICES - 0.4%
Other Securities		2,017

UTILITIES - 0.5%
Other Securities		2,358
Total Corporate Bonds and Notes (cost $23,987)		25,281

GOVERNMENT AND AGENCY OBLIGATIONS - 25.6%

GOVERNMENT SECURITIES - 22.0%
Federal Farm Credit Bank - 0.1% (w)
Other Securities		292
Federal Home Loan Bank - 0.2% (w)
Other Securities		1,040
Federal Home Loan Mortgage Corp. - 0.5% (w)
Federal Home Loan Mortgage Corp., 1.75%, 09/10/15	2,350	2,392
Federal National Mortgage Association - 0.0% (w)
Federal National Mortgage Association, 7.13%, 01/15/30	50	73
Municipals - 0.2%
Other Securities		1,169
Sovereign - 16.7%
Belgium Government Bond
3.00%, 09/28/19, EUR	130	199
2.25%, 06/22/23, EUR	659	960
2.60%, 06/22/24 (p) (q), EUR	1,105	1,637
3.75%, 06/22/45, EUR	30	49
Bundesrepublik Deutschland
4.00%, 01/04/18, EUR	445	692
2.50%, 07/04/44, EUR	100	147
Federal Republic of Germany
3.75%, 01/04/17, EUR	150	225
3.00%, 07/04/20, EUR	500	786
2.00%, 01/04/22, EUR	1,800	2,676
1.50%, 02/15/23, EUR	350	498
4.00%, 01/04/37, EUR	78	142
3.25%, 07/04/42, EUR	220	370
France Government Bond
0.25%, 11/25/15, EUR	620	851
1.00%, 11/25/18, EUR	150	211
2.25%, 10/25/22, EUR	800	1,180

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
2.25%, 05/25/24, EUR	50	73
3.25%, 05/25/45, EUR	620	943
Italy Buoni Poliennali Del Tesoro
4.50%, 03/01/19, EUR	130	204
4.25%, 03/01/20, EUR	1,285	2,009
5.50%, 09/01/22, EUR	1,325	2,227
4.50%, 03/01/24, EUR	970	1,528
Japan Government Bond
0.60%, 09/20/14, JPY	40,000	395
1.50%, 09/20/14, JPY	120,000	1,188
0.40%, 06/20/15, JPY	59,000	584
0.10%, 01/15/16, JPY	25,000	247
0.20%, 09/20/18, JPY	160,000	1,583
1.20%, 12/20/20, JPY	46,650	488
1.20%, 06/20/21, JPY	408,950	4,289
0.80%, 06/20/23, JPY	110,000	1,116
2.20%, 03/20/30, JPY	120,000	1,381
1.60%, 03/20/32, JPY	101,550	1,060
2.00%, 03/20/42, JPY	35,000	373
1.90%, 09/20/42, JPY	9,450	98
Mexico Bonos
8.00%, 12/17/15, MXN	3,100	255
7.75%, 12/14/17, MXN	6,200	534
8.00%, 06/11/20, MXN	900	80
6.50%, 06/10/21, MXN	19,400	1,602
10.00%, 12/05/24, MXN	17,900	1,842
10.00%, 11/20/36, MXN	5,000	536
8.50%, 11/18/38, MXN	930	87
7.75%, 11/13/42, MXN	500	44
Mexico Government International Bond
5.63%, 01/15/17 (e)	182	202
3.63%, 03/15/22	156	162
4.00%, 10/02/23	110	116
Poland Government Bond
5.25%, 10/25/17, PLN	822	292
5.25%, 10/25/20, PLN	3,350	1,233
5.75%, 10/25/21, PLN	5,050	1,927
5.75%, 09/23/22, PLN	1,365	525
Poland Government International Bond
5.13%, 04/21/21	215	242
5.00%, 03/23/22 (e)	150	167
4.00%, 01/22/24	100	104
Republic of Deutschland, 4.25%, 07/04/18, EUR	350	557
Spain Government Bond
5.50%, 07/30/17, EUR	404	631
3.75%, 06/03/18, EUR	140	212
2.75%, 07/07/18, EUR	1,610	2,353
5.40%, 09/28/18 (p) (q), EUR	1,650	2,775
3.80%, 04/30/24 (p) (q), EUR	562	843
2.75%, 10/31/24 (p) (q), EUR	770	1,051
Sweden Government Bond
4.50%, 08/12/15, SEK	1,535	240
3.75%, 08/12/17, SEK	1,590	261
5.00%, 12/01/20, SEK	8,600	1,581
3.50%, 06/01/22, SEK	7,695	1,322
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	1,175	2,036
2.00%, 01/22/16, GBP	230	401
1.25%, 07/22/18, GBP	250	419
1.75%, 07/22/19, GBP	65	110
1.75%, 09/07/22, GBP	600	966
2.25%, 09/07/23, GBP	650	1,074
5.00%, 03/07/25, GBP	400	824
4.50%, 09/07/34, GBP	220	444
4.25%, 12/07/40, GBP	120	236
3.25%, 01/22/44, GBP	165	273
4.25%, 12/07/46, GBP	530	1,058
Other Securities		22,881
		82,907
Treasury Inflation Index Securities - 1.4%
Deutsche Bundesrepublik Inflation Indexed Bond, 1.75%, 04/15/20 (n), EUR	220	342
Japanese Government CPI Linked Bond, 0.10%, 09/10/23 (s), JPY	86,955	931
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 (s), MXN	513	45
2.00%, 06/09/22 (s), MXN	7,697	591
4.00%, 11/15/40 (s), MXN	513	45
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/16 (n)	564	579
0.13%, 04/15/17 (n)	992	1,025
0.13%, 04/15/19 (n)	304	312
0.38%, 07/15/23 (n)	504	514
0.63%, 01/15/24 (n)	1,397	1,446
2.38%, 01/15/25 (n)	189	228
0.63%, 02/15/43 (n)	155	140
Other Securities		478
		6,676
U.S. Treasury Securities - 2.9%
U.S. Treasury Bond
3.63%, 02/19/19 (e)	60	63
4.38%, 02/15/38	1,325	1,579
2.88%, 05/15/43	1,131	1,031
3.38%, 05/15/44 (e)	275	276
U.S. Treasury Note
0.38%, 08/31/15	210	211
1.38%, 11/30/15	2,850	2,896
1.50%, 07/31/16	570	582
1.00%, 09/30/16	1,175	1,186
1.00%, 03/31/17	918	923
0.75%, 06/30/17	590	588
0.63%, 08/31/17	1,645	1,627
1.38%, 06/30/18	400	401
1.25%, 10/31/18	400	397
1.63%, 06/30/19	1,000	1,000
2.13%, 08/15/21	200	200
1.75%, 05/15/22	450	433
2.50%, 08/15/23	25	25
2.50%, 05/15/24	890	888
		14,306
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.6%
Federal Home Loan Mortgage Corp. - 0.9%
Federal Home Loan Mortgage Corp.
1.87%, 11/25/19	40	40
0.78%, 07/25/20 (i)	167	168
2.78%, 09/25/22	42	44
2.52%, 01/25/23	70	69
3.11%, 02/25/23	50	52
3.30%, 04/25/23 (i)	32	33
2.59%, 10/01/42 (i)	623	640
4.00%, 09/01/43	278	295
4.00%, 07/15/44, TBA (g)	1,275	1,349
4.50%, 07/15/44, TBA (g)	1,500	1,622
REMIC, 1.32%, 12/25/18	23	24
REMIC, 1.73%, 07/25/19	25	25
REMIC, 0.53%, 04/25/20 (i)	205	205
REMIC, 3.03%, 10/25/20 (i)	50	52
REMIC, 1.58%, 04/25/22	48	47
REMIC, 1.88%, 04/25/22	24	24
REMIC, 2.36%, 07/25/22	25	25
REMIC, 2.68%, 10/25/22	25	25

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
REMIC, 3.39%, 03/25/24	55	57
		4,796
Federal National Mortgage Association - 2.6%
Federal National Mortgage Association
2.50%, 05/01/28	22	22
2.50%, 05/01/28	15	16
2.50%, 06/01/28	42	42
2.50%, 09/01/28	495	503
2.51%, 01/01/43 (i)	746	751
3.00%, 04/01/43	1,679	1,659
4.00%, 05/01/43	92	98
4.00%, 11/01/43	692	737
3.50%, 07/15/44, TBA (g)	1,617	1,663
4.00%, 07/15/44, TBA (g)	1,000	1,060
4.50%, 07/15/44, TBA (g)	4,965	5,374
5.00%, 07/15/44, TBA (g)	225	250
REMIC, 0.48%, 09/25/15	307	307
REMIC, 2.61%, 03/25/22 (i)	25	25
REMIC, 3.51%, 07/25/23 (i)	125	130
REMIC, 3.33%, 10/25/23 (i)	209	217
		12,854
Government National Mortgage Association - 0.1%
Other Securities		280
Total Government and Agency Obligations (cost $124,494)		126,785

SHORT TERM INVESTMENTS - 9.3%
Investment Companies - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	25,475	25,475

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	21,088	21,088
Total Short Term Investments (cost $46,563)		46,563
Total Investments - 106.4% (cost $466,490)		528,043
Other Assets and Liabilities, Net - (6.4%)		(31,859)
Total Net Assets - 100.0%		$496,184

Portfolio Composition:	Percentage of Total Investments
Government Securities	20.6%
Financials	13.8
Consumer Discretionary	10.1
Information Technology	9.7
Industrials	9.2
Health Care	6.2
Energy	4.8
Telecommunication Services	4.2
U.S. Government Agency MBS	3.4
Materials	3.2
Consumer Staples	3.0
Utilities	2.3
Non-U.S. Government Agency ABS	0.7
Short Term Investments	8.8
Total Investments	100.0%

JNL/Capital Guardian Global Diversified Research Fund **

	Shares/Par †	Value
COMMON STOCKS - 97.9%
AUSTRALIA - 1.7%
Oil Search Ltd.	527	$4,807
Other Securities		2,441
		7,248
BRAZIL - 0.3%
Other Securities		1,405

CANADA - 1.7%
Cenovus Energy Inc.	111	3,608
Other Securities		3,522
		7,130
CHILE - 0.3%
Other Securities		1,449

CHINA - 2.4%
China Unicom Hong Kong Ltd.	2,466	3,792
Other Securities		6,308
		10,100
DENMARK - 1.6%
Novo Nordisk A/S	146	6,761

FINLAND - 1.0%
Sampo Oyj - Class A	89	4,479

FRANCE - 2.6%
Pernod-Ricard SA	32	3,840
Other Securities		7,389
		11,229
GERMANY - 0.6%
Other Securities		2,709

GREECE - 0.6%
Other Securities		2,601

HONG KONG - 3.1%
AIA Group Ltd.	851	4,274
Cheung Kong Infrastructure Holdings Ltd.	541	3,737
Other Securities		5,146
		13,157
INDIA - 1.9%
Other Securities		8,105

IRELAND - 2.3%
Eaton Corp. Plc	65	4,978
Other Securities		4,925
		9,903
JAPAN - 8.1%
Keyence Corp.	7	3,005
Oracle Corp. Japan	34	1,465
Sumitomo Mitsui Financial Group Inc.	98	4,112
Other Securities		26,234
		34,816
MACAU - 0.8%
Wynn Macau Ltd.	880	3,448

MEXICO - 0.4%
Other Securities		1,861

NETHERLANDS - 4.0%
ASML Holding NV	40	3,718
ASML Holding NV - ADR	19	1,790
Koninklijke Philips NV	67	4,868
Unilever NV - CVA	70	3,082
Other Securities		3,633
		17,091
NORWAY - 0.4%
Other Securities		1,616

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
PORTUGAL - 0.8%
Energias de Portugal SA	683	3,426

RUSSIAN FEDERATION - 1.4%
Other Securities		5,911

SINGAPORE - 1.4%
Singapore Telecommunications Ltd.	1,060	3,276
Other Securities		2,926
		6,202
SOUTH AFRICA - 1.7%
MTN Group Ltd.	198	4,171
Other Securities		3,267
		7,438
SOUTH KOREA - 2.4%
Samsung Electronics Co. Ltd.	3	3,512
Samsung Electronics Co. Ltd. - GDR	2	1,098
Other Securities		5,851
		10,461
SWEDEN - 0.9%
Assa Abloy AB - Class B	80	4,062

SWITZERLAND - 4.3%
Holcim Ltd.	39	3,439
Partners Group Holding AG (e)	12	3,216
Roche Holding AG	17	5,093
Other Securities		6,597
		18,345
THAILAND - 0.4%
Other Securities		1,724

UNITED KINGDOM - 6.3%
Aon Plc - Class A	45	4,045
AstraZeneca Plc	92	6,837
Imperial Tobacco Group Plc	111	4,995
Other Securities		11,311
		27,188
UNITED STATES OF AMERICA - 44.5%
American Tower Corp.	111	10,024
AmerisourceBergen Corp.	61	4,461
Apple Inc.	75	6,960
BlackRock Inc.	12	3,803
Boeing Co.	27	3,397
Bristol-Myers Squibb Co.	152	7,364
Broadcom Corp. - Class A	100	3,716
Caterpillar Inc.	28	3,086
Chevron Corp.	53	6,971
Comcast Corp. - Class A	67	3,618
Danaher Corp.	65	5,102
Delphi Automotive Plc	61	4,166
Gilead Sciences Inc. (c)	225	18,663
Google Inc. - Class A (c)	4	2,514
Google Inc. - Class C (c)	4	2,474
Hexcel Corp. (c)	124	5,072
Marsh & McLennan Cos. Inc.	58	2,990
Mosaic Co.	63	3,105
Oracle Corp.	114	4,604
Schlumberger Ltd.	26	3,078
Seattle Genetics Inc. (c) (e)	184	7,038
Sirius XM Holdings Inc. (c) (e)	1,492	5,162
Starbucks Corp.	66	5,123
VeriSign Inc. (c)	95	4,642
Other Securities		64,090
		191,223
Total Common Stocks (cost $311,291)		421,088

PREFERRED STOCKS - 0.7%
BRAZIL - 0.7%
Vale SA	271	3,221
Total Preferred Stocks (cost $3,358)		3,221

SHORT TERM INVESTMENTS - 5.4%
Investment Companies - 1.5%
JNL Money Market Fund, 0.01% (a) (h)	6,238	6,238

Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	16,715	16,715
Total Short Term Investments (cost $22,953)		22,953
Total Investments - 104.0% (cost $337,602)		447,262
Other Assets and Liabilities, Net - (4.0%)		(17,050)
Total Net Assets - 100.0%		$430,212

Portfolio Composition:	Percentage of Total Investments
Information Technology	15.5%
Health Care	15.0
Financials	14.2
Consumer Discretionary	13.7
Industrials	10.9
Energy	7.7
Consumer Staples	6.1
Materials	5.7
Telecommunication Services	4.2
Utilities	1.9
Short Term Investments	5.1
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund **

	Shares/Par †	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 14.2%
Amazon.com Inc. (c)	7	$2,355
Comcast Corp. - Class A	72	3,854
Comcast Corp. - Special Class A	12	621
Home Depot Inc.	42	3,390
McDonald’s Corp.	33	3,296
Walt Disney Co.	30	2,574
Other Securities		77,320
		93,410
CONSUMER STAPLES - 7.7%
Altria Group Inc.	56	2,369
Coca-Cola Bottling Co.	1	45
Coca-Cola Co.	90	3,797
Coca-Cola Enterprises Inc.	19	884
Colgate-Palmolive Co.	26	1,782
CVS Caremark Corp.	27	2,028
PepsiCo Inc.	44	3,963
Philip Morris International Inc.	30	2,493
Procter & Gamble Co.	46	3,591
Wal-Mart Stores Inc.	41	3,098
Other Securities		26,516
		50,566

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ENERGY - 10.8%
Chevron Corp.	54	7,056
ConocoPhillips	39	3,304
Exxon Mobil Corp.	120	12,066
Occidental Petroleum Corp.	21	2,133
Schlumberger Ltd.	24	2,845
Other Securities		43,162
		70,566
FINANCIALS - 14.4%
American Express Co.	28	2,668
American International Group Inc.	33	1,788
Bank of America Corp.	249	3,830
Berkshire Hathaway Inc. - Class B (c)	34	4,263
Citigroup Inc.	59	2,781
JPMorgan Chase & Co.	87	5,020
U.S. Bancorp	41	1,793
Wells Fargo & Co.	116	6,073
Other Securities		66,462
		94,678
HEALTH CARE - 10.8%
AbbVie Inc.	45	2,514
Gilead Sciences Inc. (c)	40	3,315
Johnson & Johnson	53	5,566
Merck & Co. Inc.	49	2,849
Pfizer Inc.	145	4,317
UnitedHealth Group Inc.	24	1,932
Other Securities		50,476
		70,969
INDUSTRIALS - 13.3%
3M Co.	17	2,490
Boeing Co.	22	2,848
General Electric Co.	198	5,196
Union Pacific Corp.	21	2,083
United Parcel Service Inc. - Class B	20	2,027
Other Securities		72,805
		87,449
INFORMATION TECHNOLOGY - 17.4%
Apple Inc.	142	13,177
Cisco Systems Inc.	121	3,014
Facebook Inc. - Class A (c)	30	1,995
Google Inc. - Class A (c)	5	2,735
Google Inc. - Class C (c)	5	2,691
Hewlett-Packard Co.	61	2,067
Intel Corp.	162	4,997
International Business Machines Corp.	30	5,399
MasterCard Inc. - Class A	29	2,105
Microsoft Corp.	186	7,749
Oracle Corp.	82	3,337
QUALCOMM Inc.	28	2,180
Other Securities		62,724
		114,170
MATERIALS - 5.0%
Other Securities		32,577

TELECOMMUNICATION SERVICES - 2.6%
AT&T Inc.	198	7,005
Verizon Communications Inc.	117	5,719
Other Securities		4,041
		16,765
UTILITIES - 3.2%
Other Securities		20,746
Total Common Stocks (cost $513,964)		651,896

RIGHTS - 0.0%
Other Securities		1
Total Rights (cost $1)		1

WARRANTS - 0.0%
Other Securities		—
Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 3.9%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	6,118	6,118

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	19,300	19,300
Total Short Term Investments (cost $25,418)		25,418
Total Investments - 103.3% (cost $539,383)		677,315
Other Assets and Liabilities, Net - (3.3%)		(21,483)
Total Net Assets - 100.0%		$655,832

Portfolio Composition:	Percentage of Total Investments
Information Technology	16.8%
Financials	14.0
Consumer Discretionary	13.8
Industrials	12.9
Health Care	10.5
Energy	10.4
Consumer Staples	7.5
Materials	4.8
Utilities	3.1
Telecommunication Services	2.5
Short Term Investments	3.7
Total Investments	100.0%

JNL/Eagle SmallCap Equity Fund **

	Shares/Par †	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 17.1%
Bally Technologies Inc. (c)	448	$29,439
Deckers Outdoor Corp. (c)	166	14,354
Genesco Inc. (c)	656	53,896
Orient-Express Hotels Ltd. - Class A (c)	1,631	23,715
Steven Madden Ltd. (c)	432	14,813
Tenneco Inc. (c)	242	15,929
Universal Electronics Inc. (c)	532	25,982
Vince Holding Corp. (c)	373	13,658
Vitamin Shoppe Inc. (c) (e)	719	30,917
Other Securities		51,702
		274,405
CONSUMER STAPLES - 4.4%
WhiteWave Foods Co. - Class A (c)	903	29,243
Other Securities		40,945
		70,188
ENERGY - 4.6%
Geospace Technologies Corp. (c) (e)	307	16,928
Gulfport Energy Corp. (c)	408	25,618
Rice Energy Inc. (c)	799	24,319
Other Securities		6,760
		73,625

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FINANCIALS - 7.7%
Geo Group Inc.	536	19,169
Home Loan Servicing Solutions Ltd. (e)	731	16,614
Stifel Financial Corp. (c)	415	19,652
UMB Financial Corp.	247	15,636
Other Securities		53,035
		124,106
HEALTH CARE - 20.9%
Acorda Therapeutics Inc. (c)	470	15,830
Air Methods Corp. (c) (e)	417	21,540
Centene Corp. (c)	467	35,307
Cooper Cos. Inc.	170	22,995
MedAssets Inc. (c)	1,022	23,335
Sirona Dental Systems Inc. (c)	213	17,603
Team Health Holdings Inc. (c)	369	18,410
Theravance Biopharma Inc. (c) (e)	171	5,465
Theravance Inc. (c) (e)	357	10,621
Thoratec Corp. (c)	529	18,435
Other Securities		147,232
		336,773
INDUSTRIALS - 15.8%
Colfax Corp. (c)	321	23,900
Hexcel Corp. (c)	665	27,201
JetBlue Airways Corp. (c)	2,035	22,076
Landstar System Inc.	218	13,979
Manitowoc Co. Inc.	581	19,091
Northwest Pipe Co. (c)	401	16,186
Waste Connections Inc.	469	22,747
Woodward Governor Co.	274	13,750
Other Securities		94,938
		253,868
INFORMATION TECHNOLOGY - 22.9%
Aspen Technology Inc. (c)	428	19,839
Cavium Inc. (c)	539	26,748
Coherent Inc. (c)	240	15,884
Cornerstone OnDemand Inc. (c)	388	17,836
Demandware Inc. (c)	288	20,013
Fortinet Inc. (c)	568	14,281
InvenSense Inc. (c) (e)	585	13,283
IPG Photonics Corp. (c) (e)	292	20,098
Nice Systems Ltd. - ADR	350	14,285
Palo Alto Networks Inc. (c)	184	15,436
Trulia Inc. (c) (e)	544	25,757
Veeco Instruments Inc. (c)	512	19,063
Other Securities		145,786
		368,309
MATERIALS - 6.3%
Huntsman Corp.	861	24,187
Quaker Chemical Corp.	360	27,670
RTI International Metals Inc. (c)	658	17,485
Texas Industries Inc. (c)	344	31,741
		101,083
Total Common Stocks (cost $1,281,244)		1,602,357

SHORT TERM INVESTMENTS - 9.7%
Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	3,688	3,688

Securities Lending Collateral - 9.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	151,505	151,505
Total Short Term Investments (cost $155,193)		155,193
Total Investments - 109.4% (cost $1,436,437)		1,757,550
Other Assets and Liabilities, Net - (9.4%)		(150,526)
Total Net Assets - 100.0%		$1,607,024

Portfolio Composition:	Percentage of Total Investments
Information Technology	21.0%
Health Care	19.2
Consumer Discretionary	15.6
Industrials	14.4
Financials	7.1
Materials	5.7
Energy	4.2
Consumer Staples	4.0
Short Term Investments	8.8
Total Investments	100.0%

JNL/Eastspring Investments Asia ex-Japan Fund

	Shares/Par †	Value
COMMON STOCKS - 100.2%
CHINA - 27.2%
Bank of China Ltd. - Class H	7,944	$3,557
Belle International Holdings Ltd.	1,224	1,358
China Communications Constructions Co. Ltd. - Class H	1,872	1,255
China Construction Bank Corp. - Class H	5,262	3,980
China Merchants Bank Co. Ltd. - Class H	1,803	3,555
China Merchants Holdings International Co. Ltd.	778	2,429
China Mobile Ltd.	422	4,099
China Pacific Insurance Group Co. Ltd. - Class H (e)	474	1,672
China Petroleum & Chemical Corp.	2,224	2,114
China Resources Power Holdings Co. Ltd.	968	2,752
China Shanshui Cement Group Ltd.	2,040	718
China Shenhua Energy Co. Ltd. - Class H	727	2,100
Dongfeng Motor Group Co. Ltd. - Class H	1,254	2,246
Huabao International Holdings Ltd. (e)	3,211	1,902
Parkson Retail Group Ltd. (e)	3,326	953
PetroChina Co. Ltd. - Class H	3,086	3,882
Wumart Stores Inc. - Class H	1,090	847
		39,419
HONG KONG - 14.6%
Cheung Kong Holdings Ltd.	127	2,253
Hang Seng Bank Ltd.	119	1,950
Hutchison Whampoa Ltd.	77	1,053
Jardine Matheson Holdings Ltd.	47	2,777
Li & Fung Ltd.	1,256	1,861
Longfor Properties Co. Ltd.	1,051	1,294
Sino Land Co.	1,669	2,748
Standard Chartered Plc (e)	171	3,470
Sun Hung Kai Properties Ltd.	276	3,781
		21,187
INDIA - 9.0%
Axis Bank Ltd.	84	2,681
Bharat Heavy Electricals Ltd.	195	813
Bharti Airtel Ltd.	46	259

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Housing Development Finance Corp.	123	2,037
Infosys Ltd.	54	2,894
LIC Housing Finances Ltd.	118	642
Sesa Sterlite Ltd.	389	1,898
Tata Motors Ltd. - Class A	355	1,739
		12,963
INDONESIA - 3.4%
Bank Negara Indonesia Persero Tbk PT	4,622	1,859
Bank Rakyat Indonesia Persero Tbk PT	2,500	2,179
Salim Ivomas Pratama Tbk PT	9,518	810
		4,848
MALAYSIA - 2.7%
AMMB Holdings Bhd	718	1,593
Genting Bhd	140	436
Genting Malaysia Bhd	1,426	1,865
		3,894
PHILIPPINES - 0.5%
First Gen Corp.	1,577	785

SINGAPORE - 6.0%
Asian Pay Television Trust	1,788	1,119
CapitaLand Ltd.	574	1,474
DBS Group Holdings Ltd.	132	1,781
Noble Group Ltd.	2,357	2,594
Singapore Telecommunications Ltd.	574	1,774
		8,742
SOUTH KOREA - 21.2%
E-Mart Co. Ltd.	4	879
Hana Financial Group Inc.	82	3,055
Hankook Tire Co. Ltd.	44	2,623
Hyundai Engineering & Construction Co. Ltd.	33	1,900
Hyundai Motor Co.	20	4,449
KB Financial Group Inc.	12	406
Korea Electric Power Corp.	24	901
KT Corp.	76	2,288
POSCO Inc.	7	2,046
Samsung Electronics Co. Ltd.	8	9,868
SK Innovation Co. Ltd.	21	2,352
		30,767
TAIWAN - 12.1%
Advanced Semiconductor Engineering Inc.	348	451
CTBC Financial Holding Co. Ltd.	2,742	1,828
Hon Hai Precision Industry Co. Ltd.	1,651	5,537
Taiwan Semiconductor Manufacturing Co. Ltd.	1,406	5,948
Uni-President Enterprises Corp.	1,282	2,302
Wistron Corp.	1,635	1,493
		17,559
THAILAND - 3.5%
Bangkok Bank PCL	259	1,543
Charoen Pokphand Foods PCL	1,018	855
PTT Exploration & Production PCL	506	2,612
		5,010
Total Common Stocks (cost $139,936)		145,174

WARRANTS - 0.0%
HONG KONG - 0.0%
Sun Hung Kai Properties Ltd. (c)	21	27
Total Warrants (cost $0)		27

SHORT TERM INVESTMENTS - 1.8%
Investment Companies - 0.2%
JNL Money Market Fund, 0.01% (a) (h)	250	250

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	2,341	2,341
Total Short Term Investments (cost $2,591)		2,591
Total Investments - 102.0% (cost $142,527)		147,792
Other Assets and Liabilities, Net - (2.0%)		(2,830)
Total Net Assets - 100.0%		$144,962

Portfolio Composition:	Percentage of Total Investments
Financials	33.4%
Information Technology	17.7
Consumer Discretionary	12.6
Energy	8.8
Industrials	8.7
Telecommunication Services	5.7
Materials	4.4
Consumer Staples	3.9
Utilities	3.0
Short Term Investments	1.8
Total Investments	100.0%

JNL/Eastspring Investments China-India Fund

	Shares/Par †	Value
COMMON STOCKS - 96.9%
CHINA - 43.0%
Bank of China Ltd. - Class H	37,032	$16,580
Belle International Holdings Ltd. (e)	4,371	4,850
China Blue Chemical Ltd. - Class H	4,678	2,553
China Merchants Bank Co. Ltd.	2,796	5,511
China Mobile Ltd.	955	9,276
China Pacific Insurance Group Co. Ltd. - Class H (e)	3,133	11,056
China Petroleum & Chemical Corp. - Class H	11,098	10,551
China Resources Land Ltd. (e)	1,698	3,107
China Resources Power Holdings Co. Ltd.	2,600	7,393
China Shanshui Cement Group Ltd.	11,420	4,017
China Shenhua Energy Co. Ltd. - Class H	2,288	6,608
China Unicom Hong Kong Ltd.	5,241	8,059
CNOOC Ltd.	6,469	11,629
Dongfeng Motor Group Co. Ltd. - Class H	5,326	9,539
Fosun International Ltd.	2,887	3,835
Franshion Properties China Ltd. (e)	27,528	7,244
Huabao International Holdings Ltd. (e)	9,749	5,773
Industrial & Commercial Bank of China Ltd. - Class H	26,122	16,518
Sinotrans Shipping Ltd. (c)	6,484	1,857
Travelsky Technology Ltd. - Class H	5,559	5,113
Wumart Stores Inc. - Class H	3,979	3,092
Xingda International Holdings Ltd.	6,274	2,526
		156,687
HONG KONG - 3.6%
Guangdong Investment Ltd.	4,006	4,627
Tencent Holdings Ltd.	542	8,245
		12,872
INDIA - 50.3%
Axis Bank Ltd.	79	2,534
Bharti Infratel Ltd.	1,225	5,204
Cairn India Ltd.	1,468	8,907
Dr. Reddy’s Laboratories Ltd.	253	11,002
HDFC Bank Ltd.	539	7,369

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ICICI Bank Ltd.	403	9,510
Idea Cellular Ltd.	2,424	5,339
Infosys Ltd.	403	21,728
ITC Ltd.	1,427	7,716
Larsen & Toubro Ltd.	447	12,666
LIC Housing Finances Ltd.	1,755	9,559
Mahindra & Mahindra Financial Services Ltd.	1,674	7,851
Mahindra & Mahindra Ltd.	437	8,347
Mphasis Ltd.	725	5,134
Mundra Port and Special Economic Zone Ltd.	1,340	5,429
Oil India Ltd.	529	5,170
Reliance Industries Ltd.	800	13,506
Sesa Sterlite Ltd.	1,582	7,714
Sun TV Network Ltd.	534	4,079
Tata Consultancy Services Ltd.	295	11,916
Tata Motors Ltd. - Class A	598	2,934
Tata Motors Ltd.	1,330	9,570
		183,184
Total Common Stocks (cost $341,250)		352,743

SHORT TERM INVESTMENTS - 3.4%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	7,814	7,814

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	4,768	4,768
Total Short Term Investments (cost $12,582)		12,582
Total Investments - 100.3% (cost $353,832)		365,325
Other Assets and Liabilities, Net - (0.3%)		(1,143)
Total Net Assets - 100.0%		$364,182

Portfolio Composition:	Percentage of Total Investments
Financials	27.8%
Energy	15.4
Information Technology	14.3
Consumer Discretionary	10.8
Telecommunication Services	7.6
Industrials	6.5
Materials	6.2
Health Care	3.0
Consumer Staples	3.0
Utilities	2.0
Short Term Investments	3.4
Total Investments	100.0%

JNL/Franklin Templeton Global Growth Fund **

	Shares/Par †	Value
COMMON STOCKS - 96.4%
BRAZIL - 1.1%
Petroleo Brasileiro SA - ADR (e)	857	$13,397

CANADA - 1.7%
Talisman Energy Inc.	2,054	21,713

CHINA - 1.6%
Other Securities		20,510

DENMARK - 0.6%
Other Securities		7,126

FRANCE - 9.0%
AXA SA	615	14,690
BNP Paribas	237	16,104
Compagnie Generale des Etablissements Michelin	150	17,912
Credit Agricole SA	907	12,806
Sanofi SA	175	18,653
Total SA	216	15,649
Other Securities		16,464
		112,278
GERMANY - 5.5%
Deutsche Lufthansa AG	810	17,391
Merck KGaA	160	13,861
Siemens AG	92	12,189
Other Securities		24,792
		68,233
HONG KONG - 0.7%
Other Securities		8,662

INDIA - 0.3%
Other Securities		3,547

IRELAND - 1.3%
CRH Plc	637	16,321

ISRAEL - 1.7%
Teva Pharmaceutical Industries Ltd. - ADR	402	21,084

ITALY - 3.0%
ENI SpA	629	17,204
UniCredit SpA	1,865	15,596
Other Securities		4,711
		37,511
JAPAN - 2.8%
Nissan Motor Co. Ltd.	1,262	11,947
Other Securities		22,900
		34,847
NETHERLANDS - 6.2%
Akzo Nobel NV	241	18,039
ING Groep NV - CVA (c)	1,044	14,652
Other Securities		44,459
		77,150
PORTUGAL - 1.3%
Galp Energia SGPS SA	880	16,125

RUSSIAN FEDERATION - 2.3%
MMC Norilsk Nickel - ADR	629	12,485
Other Securities		16,532
		29,017
SINGAPORE - 1.4%
Other Securities		17,824

SOUTH KOREA - 4.3%
POSCO Inc. - ADR (e)	176	13,119
Samsung Electronics Co. Ltd. - GDR (p)	48	31,186
Other Securities		9,359
		53,664
SPAIN - 1.3%
Telefonica SA	977	16,770

SWEDEN - 1.5%
Other Securities		18,167

SWITZERLAND - 3.6%
Credit Suisse Group AG	481	13,692
Roche Holding AG	68	20,309
Other Securities		10,627
		44,628

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TAIWAN - 0.6%
Other Securities		7,251

THAILAND - 0.3%
Other Securities		3,065

TURKEY - 1.2%
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	941	14,679

UNITED KINGDOM - 10.3%
Aviva Plc	1,828	15,951
BP Plc	1,307	11,510
GlaxoSmithKline Plc	533	14,192
HSBC Holdings Plc	1,509	15,349
Kingfisher Plc	2,116	12,991
Noble Corp plc	336	11,286
Tesco Plc	2,500	12,149
Other Securities		35,140
	.	128,568
UNITED STATES OF AMERICA - 32.8%
American International Group Inc.	342	18,671
Amgen Inc.	151	17,817
Baker Hughes Inc.	211	15,701
Cisco Systems Inc.	583	14,476
Citigroup Inc.	453	21,322
Comcast Corp. - Special Class A	437	23,316
CVS Caremark Corp.	215	16,228
Forest Laboratories Inc. (c)	116	11,505
Hewlett-Packard Co.	474	15,979
JPMorgan Chase & Co.	249	14,347
Medtronic Inc.	300	19,126
Merck & Co. Inc.	283	16,365
Microsoft Corp.	664	27,707
Morgan Stanley	506	16,362
Pfizer Inc.	559	16,601
SunTrust Banks Inc.	333	13,336
Twenty-First Century Fox Inc. - Class A	396	13,921
Other Securities		116,291
		409,071
Total Common Stocks (cost $991,181)		1,201,208

SHORT TERM INVESTMENTS - 5.9%
Investment Companies - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	40,889	40,889

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	32,911	32,911
Total Short Term Investments (cost $73,800)		73,800
Total Investments - 102.3% (cost $1,064,981)		1,275,008
Other Assets and Liabilities, Net - (2.3%)		(28,705)
Total Net Assets - 100.0%		$1,246,303

Portfolio Composition:	Percentage of Total Investments
Financials	20.0%
Health Care	14.3
Energy	14.3
Industrials	11.7
Consumer Discretionary	11.3
Information Technology	7.7
Telecommunication Services	7.2
Materials	4.7
Consumer Staples	3.0
Short Term Investments	5.8
Total Investments	100.0%

JNL/Franklin Templeton Global Multisector Bond Fund **

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 14.5%
AUSTRALIA - 0.2%
Other Securities		3,682

CANADA - 0.7%
B2Gold Corp., 3.25%, 10/01/18 (r) (v)	$10,160	10,922
Other Securities		3,378
		14,300
CHILE - 0.1%
Other Securities		966

FRANCE - 0.1%
Other Securities		2,917

GERMANY - 0.2%
Other Securities		3,143

INDIA - 0.0%
Other Securities		213

ITALY - 0.2%
Wind Acquisition Finance SA
4.75%, 07/15/20 (r)	700	705
7.38%, 04/23/21 (r)	3,000	3,202
		3,907
JAMAICA - 0.2%
Other Securities		3,656

LUXEMBOURG - 0.4%
CHC Helicopter SA, 9.25%, 10/15/20	2,790	3,041
Intelsat Jackson Holdings SA, 5.50%, 08/01/23	1,600	1,588
Other Securities		2,559
		7,188
MALAYSIA - 0.0%
Bank Negara Malaysia Monetary Note, 0.00%, 08/14/14 (j), MYR	2,840	881

MEXICO - 0.0%
Cemex SAB de CV, 9.00%, 01/11/18 (r)	430	462

NETHERLANDS - 0.2%
Other Securities		4,875

RUSSIAN FEDERATION - 0.6%
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (p)	4,800	5,214
7.75%, 04/28/21 (p)	5,750	6,217
		11,431
SOUTH AFRICA - 1.4%
Edcon Holdings Pty Ltd., 13.38%, 06/30/19 (r), EUR	12,600	16,394
Edcon Pty Ltd.
9.50%, 03/01/18 (e) (r), EUR	7,150	9,888
9.50%, 03/01/18 (e) (r)	1,650	1,675
		27,957
SOUTH KOREA - 1.4%
Korea Monetary Stabilization Bond
2.72%, 09/09/14, KRW	6,948,000	6,869
2.90%, 12/02/15, KRW	14,356,500	14,240

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
2.80%, 04/02/16, KRW	1,942,600	1,924
2.79%, 06/02/16, KRW	5,063,000	5,016
		28,049
SPAIN - 0.2%
Abengoa Finance SAU
8.88%, 11/01/17 (r)	1,600	1,808
7.75%, 02/01/20 (r)	1,500	1,671
Other Securities		726
		4,205
SWEDEN - 0.1%
Other Securities		2,081

UNITED KINGDOM - 0.6%
Other Securities		11,976

UNITED STATES OF AMERICA - 7.9%
Calpine Corp.
7.88%, 07/31/20 (r)	445	483
6.00%, 01/15/22 (r)	200	216
7.88%, 01/15/23	90	100
7.88%, 01/15/23 (e) (r)	1,604	1,788
5.88%, 01/15/24 (e) (r)	900	949
Cemex Finance LLC, 6.00%, 04/01/24 (e) (r)	2,500	2,603
Chaparral Energy Inc.
8.25%, 09/01/21	1,500	1,646
7.63%, 11/15/22	1,400	1,512
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	2,700	2,886
5.13%, 07/15/24	400	403
Energy Transfer Equity LP, 5.88%, 01/15/24 (r)	3,000	3,135
Energy Transfer Partners LP, 7.50%, 10/15/20	400	462
Equinix Inc., 5.38%, 04/01/23 (e)	3,000	3,067
First Data Corp.
8.25%, 01/15/21 (r)	600	657
11.25%, 01/15/21	200	234
12.63%, 01/15/21	2,200	2,709
Halcon Resources Corp.
9.75%, 07/15/20	900	982
8.88%, 05/15/21	1,600	1,720
9.25%, 02/15/22	600	656
HCA Holdings Inc., 7.75%, 05/15/21	500	548
HCA Inc.
7.50%, 02/15/22	1,400	1,615
5.88%, 03/15/22	1,800	1,953
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,800	1,973
JBS USA LLC
8.25%, 02/01/20 (r)	1,100	1,193
7.25%, 06/01/21 (r)	700	751
5.88%, 07/15/24 (e) (r)	1,700	1,696
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	2,000	1,988
6.00% (callable at 100 beginning 08/01/23) (m)	1,900	1,938
Reynolds Group Issuer Inc.
9.00%, 04/15/19	3,300	3,494
9.88%, 08/15/19	300	333
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	2,000	2,115
6.25%, 03/15/22 (r)	900	979
5.63%, 04/15/23 (e)	800	834
Samson Investment Co., 10.75%, 02/15/20 (r)	3,000	3,161
SLM Corp.
8.45%, 06/15/18	1,400	1,655
5.50%, 01/15/19	900	956
4.88%, 06/17/19 (e)	800	824
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,300	1,576
7.00%, 03/01/20 (r)	100	115
6.00%, 11/15/22	1,600	1,632
Other Securities		101,996
		159,533
Total Corporate Bonds and Notes (cost $277,395)		291,422

GOVERNMENT AND AGENCY OBLIGATIONS - 61.5%
BRAZIL - 3.8%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/18 (s), BRL	13,460	15,436
6.00%, 08/15/22 (s), BRL	12,100	13,764
Brazil Letras do Tesouro Nacional
0.00%, 01/01/16 (j), BRL	21,970	8,458
0.00%, 01/01/17 (j), BRL	39,820	13,677
0.00%, 01/01/18 (j), BRL	24,150	7,381
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19, BRL	15,510	6,608
10.00%, 01/01/21, BRL	7,890	3,263
10.00%, 01/01/23, BRL	18,660	7,558
		76,145
CANADA - 1.1%
Canada Government Bond
2.25%, 08/01/14, CAD	6,893	6,467
1.00%, 11/01/14, CAD	4,310	4,039
2.00%, 12/01/14, CAD	3,394	3,195
1.00%, 02/01/15, CAD	9,169	8,594
		22,295
ECUADOR - 0.6%
Ecuador Government International Bond, 7.95%, 06/20/24 (r)	12,480	12,761

GHANA - 1.7%
Ghana Government Bond
14.00%, 10/13/14, GHS	50	15
14.99%, 02/23/15, GHS	5,520	1,559
24.00%, 05/25/15, GHS	17,482	5,206
21.00%, 10/26/15, GHS	33,913	9,736
19.24%, 05/30/16, GHS	5,065	1,397
23.00%, 02/13/17, GHS	3,520	1,022
24.44%, 05/29/17, GHS	4,160	1,239
26.00%, 06/05/17, GHS	1,340	412
23.00%, 08/21/17, GHS	7,638	2,204
19.04%, 09/24/18, GHS	27,610	7,108
Republic of Ghana, 7.88%, 08/07/23 (r)	4,950	4,789
		34,687
HUNGARY - 8.7%
Hungary Government Bond
6.75%, 08/22/14, HUF	1,020,080	4,536
7.75%, 08/24/15, HUF	42,700	201
5.50%, 12/22/16, HUF	59,100	279
6.75%, 02/24/17, HUF	5,030	25
6.75%, 11/24/17, HUF	2,208,560	10,980
4.00%, 04/25/18, HUF	643,950	2,928
5.50%, 12/20/18, HUF	3,534,630	17,072
6.50%, 06/24/19, HUF	834,150	4,216
7.50%, 11/12/20, HUF	2,576,490	13,770
7.00%, 06/24/22, HUF	5,869,260	30,982
5.50%, 06/24/25, HUF	4,949,880	24,045
Hungary Government International Bond
4.38%, 07/04/17 (p), EUR	5,000	7,330
5.75%, 06/11/18 (p), EUR	5,500	8,538
5.38%, 02/21/23 (e)	27,100	29,166

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.00%, 11/24/23 (e), HUF	4,017,400	20,110
		174,178
ICELAND - 0.2%
Iceland Government International Bond, 5.88%, 05/11/22 (r)	2,800	3,088

IRELAND - 5.7%
Ireland Government Bond
5.50%, 10/18/17, EUR	1,934	3,081
5.90%, 10/18/19, EUR	2,193	3,763
4.50%, 04/18/20, EUR	2,496	4,043
5.00%, 10/18/20, EUR	11,512	19,230
5.40%, 03/13/25, EUR	48,111	83,475
		113,592
KENYA - 0.2%
Kenya Government International Bond, 6.88%, 06/24/24 (r)	4,490	4,670

LATVIA - 0.2%
Republic of Latvia
5.25%, 02/22/17 (e) (r)	2,000	2,182
5.25%, 06/16/21 (e) (r)	2,500	2,800
		4,982
LITHUANIA - 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21 (e) (r)	4,040	4,720

MALAYSIA - 5.1%
Malaysia Government Bond
3.43%, 08/15/14, MYR	201,240	62,694
3.74%, 02/27/15, MYR	56,875	17,781
3.84%, 08/12/15, MYR	33,260	10,438
4.72%, 09/30/15, MYR	25,658	8,143
3.20%, 10/15/15, MYR	9,880	3,079
		102,135
MEXICO - 2.8%
Mexico Bonos
9.50%, 12/18/14, MXN	260,770	20,686
6.00%, 06/18/15, MXN	30,448	2,411
8.00%, 12/17/15, MXN	152,145	12,520
6.25%, 06/16/16, MXN	203,230	16,517
7.25%, 12/15/16, MXN	19,370	1,618
Mexico Government Inflation Indexed Bond
4.50%, 12/18/14 (n), MXN	2,637	206
5.00%, 06/16/16 (n), MXN	6,768	573
3.50%, 12/14/17 (n), MXN	7,086	599
4.00%, 06/13/19 (n), MXN	4,941	430
2.50%, 12/10/20 (n), MXN	3,925	316
		55,876
PHILIPPINES - 0.2%
Philippine Government Bond
7.00%, 01/27/16, PHP	2,100	52
1.63%, 04/25/16, PHP	185,740	4,192
9.13%, 09/04/16, PHP	1,120	29
		4,273
POLAND - 6.4%
Poland Government Bond
5.50%, 04/25/15, PLN	3,333	1,124
0.00%, 07/25/15 (j), PLN	76,495	24,564
6.25%, 10/24/15, PLN	1,664	575
0.00%, 01/25/16 (j), PLN	105,644	33,500
5.00%, 04/25/16, PLN	13,220	4,546
0.00%, 07/25/16 (j), PLN	158,820	49,708
4.75%, 10/25/16, PLN	45,065	15,578
		129,595
SERBIA - 2.3%
Republic of Serbia
10.00%, 03/01/15, RSD	104,000	1,243
4.88%, 02/25/20 (r)	4,280	4,334
7.25%, 09/28/21 (r)	10,700	12,198
Serbia Treasury Bond
10.00%, 04/27/15, RSD	79,230	949
10.00%, 04/27/15, RSD	129,100	1,544
10.00%, 09/14/15, RSD	693,100	8,340
10.00%, 09/28/15, RSD	9,500	114
10.00%, 11/08/15, RSD	585,200	6,993
10.00%, 12/06/15, RSD	25,400	306
10.00%, 01/30/16, RSD	31,120	375
10.00%, 03/13/16, RSD	27,550	329
10.00%, 05/22/16, RSD	18,300	218
10.00%, 06/27/16, RSD	310,630	3,755
10.00%, 08/15/16, RSD	127,900	1,546
10.00%, 10/17/16, RSD	71,590	851
10.00%, 12/19/16, RSD	132,600	1,604
10.00%, 05/08/17, RSD	10,430	126
10.00%, 11/08/17, RSD	41,770	495
10.00%, 11/21/18, RSD	63,920	727
10.00%, 03/20/21, RSD	24,910	273
		46,320
SINGAPORE - 0.8%
Singapore Government Bond
3.63%, 07/01/14, SGD	19,400	15,560
1.13%, 04/01/16, SGD	350	284
		15,844
SLOVENIA - 1.1%
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	9,861
5.85%, 05/10/23 (r)	11,615	13,038
		22,899
SOUTH KOREA - 10.3%
Korea Monetary Stabilization Bond
2.82%, 08/02/14, KRW	2,289,500	2,263
2.78%, 10/02/14, KRW	35,131,000	34,738
2.84%, 12/02/14, KRW	9,784,180	9,680
2.74%, 02/02/15, KRW	22,958,390	22,708
2.47%, 04/02/15, KRW	31,819,150	31,417
2.76%, 06/02/15, KRW	3,545,700	3,509
2.80%, 08/02/15, KRW	43,504,640	43,077
Korea Treasury Bond
3.25%, 12/10/14, KRW	4,042,000	4,006
4.50%, 03/10/15, KRW	256,400	257
3.25%, 06/10/15, KRW	1,946,700	1,935
4.00%, 09/10/15, KRW	1,348,300	1,354
2.75%, 12/10/15, KRW	23,891,140	23,654
4.00%, 03/10/16, KRW	512,800	518
2.75%, 06/10/16, KRW	24,351,500	24,108
3.00%, 12/10/16, KRW	4,350,500	4,331
		207,555
SRI LANKA - 0.6%
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	241
8.50%, 11/01/15, LKR	1,900	15
8.00%, 06/01/16, LKR	473,000	3,676
5.80%, 01/15/17, LKR	173,200	1,292
5.80%, 07/15/17, LKR	95,100	693
8.50%, 04/01/18, LKR	391,600	3,078
8.50%, 06/01/18, LKR	2,010	15

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
8.50%, 07/15/18, LKR	7,270	56
7.50%, 08/15/18, LKR	5,260	39
8.00%, 11/15/18, LKR	49,290	369
10.60%, 07/01/19, LKR	4,100	34
9.00%, 05/01/21, LKR	296,620	2,186
11.20%, 07/01/22, LKR	14,160	117
		11,811
SWEDEN - 1.6%
Sweden Government Bond, 4.50%, 08/12/15, SEK	204,810	32,046

UKRAINE - 3.9%
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	560
6.58%, 11/21/16 (r)	696	672
9.25%, 07/24/17 (e) (r)	17,880	18,103
6.75%, 11/14/17 (e) (r)	7,360	7,021
7.75%, 09/23/20 (e) (r)	1,357	1,295
7.95%, 02/23/21 (e) (r)	9,700	9,264
7.80%, 11/28/22 (e) (r)	21,300	20,128
7.50%, 04/17/23 (e) (r)	22,130	20,802
Other Securities		95
		77,940
URUGUAY - 4.0%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	29,299	1,384
4.25%, 04/05/27 (n), UYU	61,017	2,885
4.38%, 12/15/28 (n), UYU	16,661	807
4.38%, 12/15/28 (n), UYU	622,637	29,739
4.00%, 07/10/30 (n), UYU	13,347	620
3.70%, 06/26/37 (n), UYU	9,291	414
Uruguay Inflation Indexed Notas del Tesoro
7.00%, 12/23/14 (n), UYU	31,027	1,370
4.00%, 06/14/15 (n), UYU	27,826	1,193
4.00%, 06/14/15 (n), UYU	118,391	5,077
2.75%, 06/16/16 (n), UYU	88,313	3,683
4.25%, 01/05/17 (n), UYU	38,987	1,663
2.25%, 08/23/17 (n), UYU	28,280	1,125
3.25%, 01/27/19 (n), UYU	260	11
4.00%, 06/10/20 (n), UYU	102,684	4,499
2.50%, 09/27/22 (n), UYU	55,900	2,179
4.00%, 05/25/25 (n), UYU	56,494	2,515
Uruguay Notas del Tesoro
10.50%, 03/21/15, UYU	152,454	6,453
10.25%, 08/22/15, UYU	133,328	5,534
9.50%, 01/27/16, UYU	192,343	7,649
11.00%, 03/21/17, UYU	19,910	792
Other Securities		241
		79,833
Total Government and Agency Obligations (cost $1,194,589)		1,237,245

COMMON STOCKS - 0.0%
UNITED KINGDOM - 0.0%
Other Securities		395
Total Common Stocks (cost $466)		395

PREFERRED STOCKS - 0.1%
UNITED KINGDOM - 0.1%
Other Securities		878
Total Preferred Stocks (cost $1,030)		878

SHORT TERM INVESTMENTS - 29.0%
Investment Companies - 11.2%
JNL Money Market Fund, 0.01% (a) (h)	224,636	224,636

Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	150,457	150,457

Treasury Securities - 10.3%
Bank Negara Malaysia Monetary Note
0.88%, 07/10/14, MYR	10	3
0.87%, 07/15/14, MYR	11,530	3,587
0.91%, 07/17/14, MYR	10	3
0.87%, 07/24/14, MYR	16,170	5,026
0.90%, 08/05/14, MYR	1,675	520
0.88%, 09/11/14, MYR	6,930	2,146
0.88%, 09/18/14, MYR	1,120	347
0.88%, 09/25/14, MYR	13,720	4,244
0.88%, 10/02/14, MYR	29,670	9,171
0.88%, 10/16/14, MYR	6,350	1,961
0.87%, 11/06/14, MYR	5,425	1,672
0.88%, 12/16/14, MYR	20	6
0.88%, 01/08/15, MYR	4,165	1,276
0.88%, 01/20/15, MYR	10,065	3,080
0.87%, 01/29/15, MYR	4,315	1,319
0.87%, 02/17/15, MYR	17,360	5,299
0.88%, 03/12/15, MYR	3,560	1,084
0.88%, 04/16/15, MYR	5,410	1,643
0.89%, 04/28/15, MYR	45,000	13,647
0.91%, 05/05/15, MYR	60	18
0.93%, 05/19/15, MYR	8,490	2,570
Canada Treasury Bill
0.85%, 07/31/14, CAD	1,620	1,517
0.85%, 08/14/14, CAD	490	459
0.86%, 08/28/14, CAD	830	777
0.86%, 09/11/14, CAD	1,480	1,384
Mexico Cetes
0.27%, 07/10/14, MXN	1,703	1,312
0.26%, 08/21/14, MXN	1,566	1,202
0.26%, 09/18/14, MXN	2,237	1,714
0.27%, 10/16/14, MXN	5,119	3,912
0.28%, 12/11/14, MXN	9,314	7,081
0.23%, 12/24/14, MXN	1,672	1,270
0.27%, 04/01/15, MXN	23,207	17,481
0.23%, 05/28/15, MXN	1,787	1,340
Monetary Authority of Singapore
0.28%, 07/25/14, SGD	940	754
0.25%, 08/01/14, SGD	26,290	21,079
0.20%, 08/19/14, SGD	570	457
0.25%, 08/31/17, SGD	6,250	5,012
0.26%, 04/01/18, SGD	12,500	10,019
0.26%, 04/30/18, SGD	8,160	6,540
0.26%, 05/05/18, SGD	17,837	14,290
Philippine Treasury Bill
0.02%, 07/02/14, PHP	17,560	402
0.02%, 09/03/14, PHP	136,000	3,109
0.00%, 10/08/14, PHP	11,180	255
Sweden Treasury Bill
0.09%, 08/20/14, SEK	38,260	5,720
0.08%, 09/17/14, SEK	63,450	9,481
Uruguay Treasury Bill
0.38%, 07/24/14, UYU	19,360	837
0.50%, 08/29/14, UYU	16,221	692
0.35%, 09/11/14, UYU	4,980	212
0.37%, 12/18/14, UYU	7,590	310
0.57%, 01/16/15, UYU	28,270	1,140
0.44%, 02/05/15, UYU	7,260	291
0.58%, 02/20/15, UYU	5,385	214
0.43%, 03/26/15, UYU	80,404	3,155

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
0.60%, 05/04/15, UYU	46,723	1,802
0.36%, 05/14/15, UYU	55,575	2,148
0.41%, 07/02/15, UYU	20,958	790
0.52%, 08/20/15, UYU	448,321	16,595
0.53%, 10/08/15, UYU	10,400	378
0.51%, 11/26/15, UYU	14,930	535
0.52%, 01/14/16, UYU	87,975	3,091
0.56%, 04/21/16, UYU	15,570	529
		207,908
Total Short Term Investments (cost $584,828)		583,001
Total Investments - 105.1% (cost $2,058,308)		2,112,941
Other Assets and Liabilities, Net - (5.1%)		(101,817)
Total Net Assets - 100.0%		$2,011,124

Portfolio Composition:	Percentage of Total Investments
Government Securities	58.6%
Financials	3.1
Consumer Discretionary	2.8
Energy	2.6
Telecommunication Services	1.4
Materials	1.4
Industrials	0.7
Health Care	0.7
Information Technology	0.4
Consumer Staples	0.4
Utilities	0.3
Short Term Investments	27.6
Total Investments	100.0%

JNL/Franklin Templeton Income Fund **

	Shares/Par †	Value
COMMON STOCKS - 47.6%
CONSUMER DISCRETIONARY - 1.4%
Target Corp.	300	$17,402
Other Securities		20,402
		37,804
CONSUMER STAPLES - 1.3%
PepsiCo Inc.	187	16,698
Other Securities		17,747
		34,445
ENERGY - 7.9%
BP Plc - ADR	720	37,980
Chevron Corp.	226	29,491
Exxon Mobil Corp.	243	24,425
Royal Dutch Shell Plc - ADR	668	55,056
Other Securities		67,769
		214,721
FINANCIALS - 5.2%
Bank of America Corp.	970	14,909
Citigroup Inc.	100	4,710
JPMorgan Chase & Co.	511	29,415
Wells Fargo & Co.	955	50,184
Other Securities		43,194
		142,412
HEALTH CARE - 5.4%
Johnson & Johnson	275	28,770
Merck & Co. Inc.	757	43,781
Pfizer Inc.	800	23,744
Roche Holding AG	96	28,455
Other Securities		21,381
		146,131
INDUSTRIALS - 3.4%
General Electric Co.	1,219	32,041
Lockheed Martin Corp.	91	14,610
Other Securities		45,835
		92,486
INFORMATION TECHNOLOGY - 3.5%
Apple Inc.	214	19,841
First Data Holdings Inc. (c) (f) (p) (q)	1,706	6,826
Intel Corp.	1,050	32,442
Other Securities		35,172
		94,281
MATERIALS - 7.8%
BHP Billiton Plc	841	27,337
Dow Chemical Co.	775	39,856
E.I. du Pont de Nemours & Co.	253	16,563
Freeport-McMoRan Copper & Gold Inc.	591	21,585
LyondellBasell Industries NV - Class A	270	26,366
Rio Tinto Plc - ADR (e)	519	28,182
Other Securities		51,469
		211,358
TELECOMMUNICATION SERVICES - 1.5%
AT&T Inc.	500	17,680
Verizon Communications Inc.	179	8,754
Other Securities		15,320
		41,754
UTILITIES - 10.2%
Dominion Resources Inc.	250	17,894
Duke Energy Corp.	421	31,264
Dynegy Inc. (c)	413	14,357
Entergy Corp.	200	16,418
Exelon Corp.	785	28,637
NextEra Energy Inc.	233	23,901
PG&E Corp.	566	27,194
Southern Co.	650	29,496
Other Securities		89,784
		278,945
Total Common Stocks (cost $1,039,948)		1,294,337

EQUITY LINKED STRUCTURED NOTES - 1.1%
ENERGY - 0.8%
Other Securities		21,980

INFORMATION TECHNOLOGY - 0.3%
Other Securities		8,062
Total Equity Linked Structured Notes (cost $26,060)		30,042

PREFERRED STOCKS - 3.0%
ENERGY - 1.1%
Chesapeake Energy Corp., 5.75% (m) (r) (v)	5	5,701
Sanchez Energy Corp., 4.88% (m) (v)	50	4,584
Sanchez Energy Corp., 6.50% (m) (v)	80	7,666
Other Securities		11,595
		29,546
FINANCIALS - 1.3%
Bank of America Corp., 7.25%, Series L (m) (v)	12	13,852
Wells Fargo & Co., 7.50%, Series L (m) (v)	10	12,140
Other Securities		10,225
		36,217

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INDUSTRIALS - 0.1%
Other Securities		1,995

MATERIALS - 0.1%
Other Securities		2,699

UTILITIES - 0.4%
Dominion Resources Inc., 6.13% (v)	37	2,104
Dominion Resources Inc., 6.00% (e) (v)	37	2,118
Dominion Resources Inc., 6.38%, Class A	70	3,657
NextEra Energy Inc., 5.89% (v)	48	3,107
		10,986
Total Preferred Stocks (cost $75,835)		81,443

WARRANTS - 0.0%
Dynegy Inc. (c)	33	150
Total Warrants (cost $769)		150

CORPORATE BONDS AND NOTES - 36.8%
CONSUMER DISCRETIONARY - 6.5%
Chrysler Group LLC
8.00%, 06/15/19 (e)	$6,000	6,517
8.25%, 06/15/21 (e)	7,400	8,362
Clear Channel Communications Inc.
9.00%, 12/15/19 (e)	2,356	2,512
14.00%, 02/01/21 (e) (y)	1,111	1,144
9.00%, 03/01/21	16,000	17,120
Clear Channel Communications Inc. Term Loan, 6.90%, 03/28/20 (i)	20,000	19,889
Other Securities		121,567
		177,111
CONSUMER STAPLES - 1.8%
JBS USA LLC
8.25%, 02/01/20 (e) (r)	1,700	1,845
7.25%, 06/01/21 (r)	3,700	3,968
7.25%, 06/01/21 (e) (r)	3,500	3,754
5.88%, 07/15/24 (e) (r)	8,500	8,479
Other Securities		29,932
		47,978
ENERGY - 9.0%
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	4,480
7.25%, 12/15/18	5,000	5,900
5.75%, 03/15/23 (e)	3,500	3,889
Cobalt International Energy Inc., 3.13%, 05/15/24 (e) (v)	20,000	21,512
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	7,500	7,931
6.25%, 03/15/22 (r)	7,500	8,156
Sanchez Energy Corp.
7.75%, 06/15/21 (r)	5,500	5,967
6.13%, 01/15/23 (r)	3,100	3,201
Other Securities		183,825
		244,861
FINANCIALS - 3.7%
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (m)	1,000	1,125
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (m)	5,000	5,050
5.95% (callable at 100 beginning 01/30/23) (e) (m)	5,000	5,050
6.30% (callable at 100 beginning 05/15/24) (m)	9,100	9,271
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	10,000	9,939
7.90% (callable at 100 beginning 04/30/18) (m)	11,500	12,880
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,700	4,976
Other Securities		51,394
		99,685
HEALTH CARE - 2.7%
HCA Inc.
6.50%, 02/15/20	4,300	4,837
7.50%, 02/15/22	4,100	4,730
5.88%, 05/01/23	7,500	7,847
5.00%, 03/15/24	7,000	7,097
Tenet Healthcare Corp.
9.25%, 02/01/15	4,800	5,036
5.00%, 03/01/19 (r)	1,300	1,318
8.00%, 08/01/20	3,404	3,689
8.13%, 04/01/22	9,800	11,343
Other Securities		26,881
		72,778
INDUSTRIALS - 2.7%
Other Securities		73,479

INFORMATION TECHNOLOGY - 3.0%
First Data Corp.
8.25%, 01/15/21 (r)	15,914	17,426
12.63%, 01/15/21	11,000	13,544
8.75%, 01/15/22 (r) (y)	3,198	3,530
First Data Corp. Extended Term Loan, 4.15%, 03/24/18 (i)	9,123	9,134
Freescale Semiconductor Inc.
8.05%, 02/01/20	7,148	7,720
10.75%, 08/01/20	7,786	8,798
Other Securities		22,311
		82,463
MATERIALS - 2.7%
Cemex Finance LLC
9.38%, 10/12/22 (r)	1,800	2,117
6.00%, 04/01/24 (e) (r)	3,000	3,124
Cemex SAB de CV
3.25%, 03/15/16 (v)	3,625	5,263
9.00%, 01/11/18 (r)	1,288	1,385
3.75%, 03/15/18 (v)	2,125	3,223
5.88%, 03/25/19 (e) (r)	2,000	2,090
7.25%, 01/15/21 (r)	6,000	6,600
Other Securities		51,169
		74,971
TELECOMMUNICATION SERVICES - 3.8%
Sprint Corp.
7.88%, 09/15/23 (r)	9,400	10,457
7.13%, 06/15/24 (r)	5,500	5,830
Sprint Nextel Corp.
9.13%, 03/01/17	3,300	3,865
8.38%, 08/15/17	90	105
9.00%, 11/15/18 (r)	7,500	9,094
7.00%, 08/15/20 (e)	5,000	5,531
11.50%, 11/15/21	7,500	10,125
T-Mobile USA Inc.
6.54%, 04/28/20 (e)	6,700	7,236
6.63%, 04/01/23 (e)	7,500	8,137
Verizon Communications Inc.
5.15%, 09/15/23	3,400	3,803
6.55%, 09/15/43	3,700	4,649

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		34,718
		103,550
UTILITIES - 0.9%
Other Securities		24,652
Total Corporate Bonds and Notes (cost $934,123)		1,001,528

OTHER EQUITY INTERESTS - 0.0%
Other Securities		1
Total Other Equity Interests (cost $14)		1

SHORT TERM INVESTMENTS - 18.7%
Investment Companies - 11.3%
JNL Money Market Fund, 0.01% (a) (h)	306,130	306,130
Securities Lending Collateral - 7.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	202,458	202,458
Total Short Term Investments (cost $508,588)		508,588
Total Investments - 107.2% (cost $2,585,337)		2,916,089
Other Assets and Liabilities, Net - (7.2%)		(195,002)
Total Net Assets - 100.0%		$2,721,087

Portfolio Composition:	Percentage of Total Investments
Energy	17.5%
Utilities	10.8
Materials	9.9
Financials	9.6
Health Care	7.5
Consumer Discretionary	7.4
Information Technology	6.3
Industrials	5.8
Telecommunication Services	5.0
Consumer Staples	2.8
Short Term Investments	17.4
Total Investments	100.0%

JNL/Franklin Templeton International Small Cap Growth Fund **

	Shares/Par †	Value
COMMON STOCKS - 96.5%
AUSTRALIA - 0.1%
Other Securities		550
AUSTRIA - 0.7%
Flughafen Wien AG	25	2,326
Other Securities		1,137
		3,463
BELGIUM - 1.9%
RHJ International (c)	1,643	8,003
Other Securities		1,660
		9,663
BERMUDA - 2.5%
Arch Capital Group Ltd. (c)	184	10,557
Other Securities		2,033
		12,590
BRAZIL - 0.2%
Other Securities		786
CANADA - 5.8%
Fairfax Financial Holdings Ltd.	31	14,897
Other Securities		13,960
		28,857
CHINA - 0.9%
Other Securities		4,282
FINLAND - 4.5%
Amer Sports Oyj - Class A	140	2,872
Huhtamaki Oyj	106	2,769
Uponor Oyj (e)	658	12,118
Valmet Corp. (e)	395	4,727
		22,486
FRANCE - 4.6%
Beneteau SA (c)	707	12,889
Euler Hermes SA	69	8,329
Other Securities		1,961
		23,179
GERMANY - 2.0%
Gerresheimer AG	40	2,769
Other Securities		7,411
		10,180
GREECE - 0.8%
JUMBO SA (c)	248	4,056
HONG KONG - 2.7%
Techtronic Industries Co.	881	2,823
VTech Holdings Ltd. (e)	205	2,719
Other Securities		7,759
		13,301
INDIA - 0.2%
Other Securities		1,022
IRELAND - 9.9%
C&C Group Plc	2,256	14,040
Grafton Group Plc	1,642	16,289
Green REIT plc (c)	4,472	7,531
Irish Continental Group Plc	1,891	7,016
Irish Residential Properties REIT Plc (c) (r)	3,000	4,149
Other Securities		861
		49,886
ITALY - 3.0%
Prysmian SpA	542	12,243
Other Securities		2,976
		15,219
JAPAN - 9.9%
Aderans Holdings Co. Ltd.	800	12,533
Asatsu-DK Inc. (e)	277	7,505
Asics Corp.	144	3,363
Kobayashi Pharmaceutical Co. Ltd.	45	2,825
Meitec Corp.	79	2,469
Sankyo Co. Ltd.	149	5,747
Other Securities		15,305
		49,747
LUXEMBOURG - 0.2%
Other Securities		965
NETHERLANDS - 7.3%
Aalberts Industries NV	70	2,300
Arcadis NV	65	2,231
Sligro Food Group NV	349	14,448
TNT NV	1,539	13,926
Other Securities		3,600
		36,505

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
NORWAY - 0.9%
Other Securities		4,537
PHILIPPINES - 0.5%
Other Securities		2,424
RUSSIAN FEDERATION - 0.3%
Other Securities		1,371
SINGAPORE - 1.4%
ARA Asset Management Ltd.	4,838	6,907
SOUTH KOREA - 2.7%
DGB Financial Group Inc.	156	2,330
Halla Visteon Climate Control Corp.	51	2,310
Other Securities		9,089
		13,729
SPAIN - 2.8%
Zardoya Otis SA (e)	514	9,152
Other Securities		4,736
		13,888
SWEDEN - 0.4%
Other Securities		1,870
SWITZERLAND - 1.2%
Panalpina Welttransport Holding AG	19	3,062
Other Securities		2,765
		5,827
TAIWAN - 1.3%
Simplo Technology Co. Ltd.	455	2,821
Other Securities		3,957
		6,778
THAILAND - 0.3%
Other Securities		1,525
TURKEY - 0.0%
Other Securities		131
UNITED KINGDOM - 24.0%
Alent Plc	2,223	13,930
Carpetright Plc (c)	1,007	8,616
Direct Line Insurance Group Plc	2,854	13,170
Greggs Plc	237	2,174
Headlam Group Plc	1,365	9,733
Keller Group Plc	141	2,228
Kennedy Wilson Europe Real Estate Plc (c) (r)	786	14,799
Michael Page International Plc	1,773	13,069
Morgan Sindall Group Plc	443	6,479
Savills Plc	337	3,623
SIG Plc	746	2,406
Sthree Plc	987	6,552
Vesuvius Plc	1,606	12,591
Other Securities		11,068
		120,438
UNITED STATES OF AMERICA - 3.5%
RenaissanceRe Holdings Ltd.	141	15,109
Other Securities		2,238
		17,347
Total Common Stocks (cost $409,351)		483,509

PREFERRED STOCKS - 0.2%
GERMANY - 0.2%
Other Securities		1,139
Total Preferred Stocks (cost $1,326)		1,139

RIGHTS - 0.0%
SOUTH KOREA - 0.0%
Other Securities		30
Total Rights (cost $0)		30

INVESTMENT COMPANIES - 0.3%
Other Securities		1,376
Total Investment Companies (cost $1,392)		1,376

SHORT TERM INVESTMENTS - 7.5%
Investment Companies - 2.9%
JNL Money Market Fund, 0.01% (a) (h)	14,576	14,576
Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	23,123	23,123
Total Short Term Investments (cost $37,699)		37,699
Total Investments - 104.5% (cost $449,768)		523,753
Other Assets and Liabilities, Net - (4.5%)		(22,354)
Total Net Assets - 100.0%		$501,399

Portfolio Composition:	Percentage of Total Investments
Industrials	28.1%
Financials	24.7
Consumer Discretionary	18.3
Consumer Staples	10.0
Materials	4.3
Information Technology	3.6
Health Care	1.7
Energy	1.6
Utilities	0.2
Investment Companies	0.3
Short Term Investments	7.2
Total Investments	100.0%

JNL/Franklin Templeton Mutual Shares Fund **

	Shares/Par †	Value
COMMON STOCKS - 86.5%
CONSUMER DISCRETIONARY - 8.8%
CBS Corp. - Class B	240	$14,896
General Motors Co.	436	15,827
Reed Elsevier Plc	1,040	16,713
Time Warner Cable Inc. (e)	127	18,714
Twenty-First Century Fox Inc. - Class B	682	23,345
Other Securities		21,507
		111,002
CONSUMER STAPLES - 11.8%
Altria Group Inc.	312	13,076
British American Tobacco Plc	369	21,986
Imperial Tobacco Group Plc	286	12,872
Kroger Co.	336	16,622
Lorillard Inc.	264	16,122
PepsiCo Inc.	139	12,380
Tesco Plc	2,488	12,090
Walgreen Co.	170	12,618
Other Securities		30,642
		148,408

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ENERGY - 11.4%
Apache Corp.	234	23,505
Baker Hughes Inc.	203	15,092
Marathon Oil Corp.	465	18,550
Royal Dutch Shell Plc - Class A	553	22,820
Transocean Ltd. (e)	240	10,807
Other Securities		52,277
		143,051
FINANCIALS - 17.4%
ACE Ltd.	182	18,830
Alleghany Corp. (c)	30	13,248
Allstate Corp.	182	10,683
American International Group Inc.	416	22,690
Citigroup Inc.	267	12,573
Credit Suisse Group AG	381	10,822
JPMorgan Chase & Co.	287	16,537
MetLife Inc.	236	13,132
PNC Financial Services Group Inc.	273	24,281
White Mountains Insurance Group Ltd.	17	10,426
Other Securities		65,928
		219,150
HEALTH CARE - 12.8%
AstraZeneca Plc	141	10,526
AstraZeneca Plc - ADR	55	4,123
CIGNA Corp.	278	25,595
Eli Lilly & Co.	187	11,621
Medtronic Inc.	546	34,792
Merck & Co. Inc.	597	34,512
Teva Pharmaceutical Industries Ltd. - ADR	471	24,673
Other Securities		15,065
		160,907
INDUSTRIALS - 4.5%
A P Moller - Maersk A/S - Class B	8	19,095
Huntington Ingalls Industries Inc.	119	11,248
Other Securities		26,310
		56,653
INFORMATION TECHNOLOGY - 11.5%
Apple Inc.	374	34,797
Cisco Systems Inc.	666	16,557
Hewlett-Packard Co.	333	11,213
Microsoft Corp.	877	36,587
Symantec Corp.	828	18,956
Xerox Corp.	1,442	17,943
Other Securities		8,738
		144,791
MATERIALS - 5.1%
Freeport-McMoRan Copper & Gold Inc.	475	17,346
International Paper Co.	347	17,510
MeadWestvaco Corp. (e)	256	11,339
Other Securities		17,468
		63,663
TELECOMMUNICATION SERVICES - 1.7%
Vodafone Group Plc	4,333	14,483
Other Securities		6,439
		20,922
UTILITIES - 1.5%
NRG Energy Inc.	351	13,058
Other Securities		5,408
		18,466
Total Common Stocks (cost $831,112)		1,087,013

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Other Securities		8,612
Total Preferred Stocks (cost $8,576)		8,612

CORPORATE BONDS AND NOTES - 5.0%
CONSUMER DISCRETIONARY - 1.8%
Clear Channel Communications Inc., 9.00%, 12/15/19 (i)	$7,449	7,942
Clear Channel Communications Inc. Term Loan
6.90%, 01/30/19 (i)	4,339	4,315
7.65%, 07/30/19 (i)	1,395	1,397
Clear Channel Communications Inc. Term Loan B, 3.80%, 01/29/16 (i)	68	68
Clear Channel Communications Inc. Term Loan C, 3.80%, 01/29/16 (i)	6	6
Other Securities		9,533
		23,261
ENERGY - 0.4%
Other Securities		5,364
FINANCIALS - 0.0%
Other Securities		—
INDUSTRIALS - 0.4%
Other Securities		4,542
INFORMATION TECHNOLOGY - 0.6%
Other Securities		8,192
TELECOMMUNICATION SERVICES - 0.7%
Other Securities		8,352
UTILITIES - 1.1%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (c) (d) (r)	4,182	3,816
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.74%, 10/10/17 (i)	11,682	9,545
		13,361
Total Corporate Bonds and Notes (cost $59,985)		63,072

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Other Securities		3,017
Total Government and Agency Obligations (cost $3,198)		3,017

OTHER EQUITY INTERESTS - 1.0%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	12,533
Other Securities		—
Total Other Equity Interests (cost $12,041)		12,533

SHORT TERM INVESTMENTS - 7.6%
Investment Companies - 6.4%
JNL Money Market Fund, 0.01% (a) (h)	80,131	80,131

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	15,178	15,178
Total Short Term Investments (cost $95,309)		95,309
Total Investments - 101.1% (cost $1,010,221)		1,269,556
Other Assets and Liabilities, Net - (1.1%)		(13,194)
Total Net Assets - 100.0%		$1,256,362

Portfolio Composition:	Percentage of Total Investments
Financials	18.2%
Health Care	12.7
Information Technology	12.1
Energy	11.7
Consumer Staples	11.7
Consumer Discretionary	11.3
Materials	5.0
Industrials	4.8
Utilities	2.5
Telecommunication Services	2.3
Government Securities	0.2
Short Term Investments	7.5
Total Investments	100.0%

JNL/Franklin Templeton Small Cap Value Fund **

	Shares/Par †	Value
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 19.2%
Brown Shoe Co. Inc. (e)	655	$18,748
Genesco Inc. (c)	245	20,081
Gentex Corp.	380	11,045
Group 1 Automotive Inc.	316	26,617
Hillenbrand Inc.	588	19,171
La-Z-Boy Inc. (e)	800	18,524
Men’s Wearhouse Inc.	267	14,887
Thor Industries Inc.	410	23,317
Other Securities		60,718
		213,108
CONSUMER STAPLES - 2.3%
Maple Leaf Foods Inc. (e)	915	17,028
Other Securities		8,313
		25,341
ENERGY - 10.1%
Atwood Oceanics Inc. (c)	327	17,166
Bristow Group Inc.	287	23,122
Energen Corp.	133	11,848
Helix Energy Solutions Group Inc. (c)	536	14,105
Tidewater Inc.	247	13,869
Unit Corp. (c)	328	22,604
Other Securities		9,427
		112,141
FINANCIALS - 10.2%
Aspen Insurance Holdings Ltd.	230	10,447
Hanover Insurance Group Inc.	218	13,773
Old Republic International Corp.	623	10,305
Protective Life Corp.	158	10,954
StanCorp Financial Group Inc.	306	19,584
Other Securities		48,646
		113,709
HEALTH CARE - 3.7%
STERIS Corp.	394	21,062
Teleflex Inc.	102	10,813
Other Securities		9,493
		41,368
INDUSTRIALS - 33.3%
AAR Corp.	651	17,931
Apogee Enterprises Inc. (e)	330	11,504
Astec Industries Inc.	434	19,039
Carlisle Cos. Inc.	160	13,877
EMCOR Group Inc.	462	20,568
EnPro Industries Inc. (c)	155	11,340
Genesee & Wyoming Inc. - Class A (c)	103	10,763
Granite Construction Inc.	575	20,688
Kennametal Inc.	305	14,097
Lincoln Electric Holdings Inc.	217	15,136
Lindsay Corp. (e)	159	13,472
McGrath RentCorp	278	10,231
MSA Safety Inc.	292	16,761
Mueller Industries Inc.	359	10,546
Regal-Beloit Corp.	291	22,831
Simpson Manufacturing Co. Inc.	278	10,115
Trinity Industries Inc. (e)	423	18,472
Universal Forest Products Inc.	369	17,812
Wabash National Corp. (c)	1,211	17,255
Other Securities		78,700
		371,138
INFORMATION TECHNOLOGY - 1.7%
Other Securities		19,338
MATERIALS - 15.2%
A. Schulman Inc.	406	15,701
Cabot Corp.	330	19,137
Carpenter Technology Corp.	314	19,854
HB Fuller Co. (e)	460	22,145
Reliance Steel & Aluminum Co.	151	11,160
RPM International Inc.	337	15,572
Sensient Technologies Corp.	396	22,041
Steel Dynamics Inc.	609	10,937
Stepan Co.	242	12,773
Other Securities		19,826
		169,146
Total Common Stocks (cost $792,733)		1,065,289

SHORT TERM INVESTMENTS - 6.5%
Investment Companies - 4.0%
JNL Money Market Fund, 0.01% (a) (h)	44,773	44,773
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	27,402	27,402
Total Short Term Investments (cost $72,175)		72,175
Total Investments - 102.2% (cost $864,908)		1,137,464
Other Assets and Liabilities, Net - (2.2%)		(24,557)
Total Net Assets - 100.0%		$1,112,907

Portfolio Composition:	Percentage of Total Investments
Industrials	32.6%
Consumer Discretionary	18.7
Materials	14.9
Financials	10.0
Energy	9.9
Health Care	3.6
Consumer Staples	2.2
Information Technology	1.7
Short Term Investments	6.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Goldman Sachs Core Plus Bond Fund **

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.3%
ACIS CLO Ltd.
0.73%, 10/14/22 (r)	$900	$872
1.14%, 10/14/22 (r)	6,300	6,099
Aire Valley Mortgages Plc
0.48% - 0.52%, 09/20/66 (i), EUR	533	711
0.64%, 09/20/66 (i), EUR	2,549	3,427
REMIC, 0.45%, 09/20/66 (i) (r)	640	625
BlueMountain CLO Ltd., 0.48%, 03/17/21 (i) (r)	3,841	3,780
Brentwood CLO Corp., 0.50%, 02/01/22 (i) (r)	2,132	2,097
GCO Education Loan Funding Trust, 0.36%, 05/25/25 (i)	2,340	2,300
Halcyon Loan Advisors Funding Ltd., 1.81%, 04/18/26 (i) (r)	2,550	2,541
ICG U.S. CLO Ltd., 1.51%, 04/20/26 (r)	5,300	5,130
Morgan Stanley Capital I Trust, 5.93%, 02/12/44 - 12/15/44 (i)	350	366
Morgan Stanley Mortgage Loan Trust, 2.81%, 08/25/34 - 03/25/36 (i)	1,327	1,145
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	2,001
1.84%, 10/07/20	184	185
OCP CLO Ltd., 04/26/26 (r)	5,800	5,601
OFSI Fund VI Ltd., 1.44%, 03/20/25 (r)	5,700	5,554
Red River CLO Ltd., 0.50%, 07/27/18 (i) (r)	3,082	3,047
Trinitas CLO II Ltd., 1.61%, 07/15/26 (f) (p) (q)	2,500	2,455
WhiteHorse VIII Ltd.
1.71%, 05/01/26 (r)	2,400	2,388
2.26%, 05/01/26 (r)	500	489
Other Securities		26,152
Total Non-U.S. Government Agency Asset-Backed Securities (cost $78,907)		76,965

CORPORATE BONDS AND NOTES - 27.0%
CONSUMER DISCRETIONARY - 3.3%
DIRECTV Holdings LLC, 3.80%, 03/15/22	2,250	2,322
Glencore Funding LLC, 2.50%, 01/15/19 (e) (r)	1,975	1,970
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,637
Time Warner Cable Inc.
7.30%, 07/01/38	2,676	3,595
5.88%, 11/15/40	600	699
5.50%, 09/01/41	3,078	3,438
Other Securities		12,901
		27,562
CONSUMER STAPLES - 1.0%
Avon Products Inc., 4.60%, 03/15/20 (l)	2,150	2,229
Kimberly-Clark Corp., 3.70%, 06/01/43	2,175	2,009
Pernod-Ricard SA, 4.45%, 01/15/22 (r)	1,900	2,025
Other Securities		2,029
		8,292
ENERGY - 2.7%
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	2,450	2,758
7.03%, 01/15/68 (i)	1,550	1,769
Transocean Inc., 6.50%, 11/15/20 (e)	1,950	2,255
Williams Partners LP, 3.90%, 01/15/25	1,950	1,958
Other Securities		13,828
		22,568
FINANCIALS - 14.3%
Abbey National Treasury Services Plc, 4.00%, 04/27/16	2,075	2,188
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	1,976
American Tower Corp., 3.40%, 02/15/19	2,375	2,484
Bank of America Corp.
2.65%, 04/01/19	3,200	3,243
4.13%, 01/22/24	4,525	4,663
4.00%, 04/01/24 (e)	1,675	1,711
Barclays Bank Plc, 2.50%, 02/20/19	2,125	2,152
Developers Diversified Realty Corp., 7.50%, 04/01/17 (e)	2,170	2,504
ERP Operating LP, 4.63%, 12/15/21	2,575	2,833
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,939
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2), BRL	4,840	5,388
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,643
7.00%, 06/15/25	1,500	2,027
6.75%, 07/15/27	1,200	1,649
Intesa Sanpaolo SpA
2.38% - 3.13%, 01/15/16 - 01/13/17	2,800	2,866
3.88%, 01/16/18	3,400	3,583
5.02%, 06/26/24 (r)	1,200	1,213
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,224
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,197
Morgan Stanley
5.63% - 6.25%, 08/28/17 - 09/23/19	2,350	2,686
6.63%, 04/01/18	1,825	2,133
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	7,924
PNC Preferred Funding Trust II, 1.45%, (callable at 100 beginning 03/15/17) (e) (m) (r)	2,500	2,409
Royal Bank of Scotland Group Plc
2.55%, 09/18/15	2,175	2,220
6.00% - 9.50%, 03/16/22 - 12/19/23	1,375	1,550
Stadshypotek AB, 1.88%, 10/02/19 (e) (r)	4,300	4,248
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (r)	2,200	2,298
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,810
Other Securities		42,432
		118,193
HEALTH CARE - 0.6%
Other Securities		4,406
INDUSTRIALS - 0.5%
Penske Truck Leasing Co. LP, 2.88%, 07/17/18 (r)	2,400	2,456
Other Securities		1,529
		3,985
INFORMATION TECHNOLOGY - 0.7%
Other Securities		5,663
MATERIALS - 0.5%
Other Securities		4,047
TELECOMMUNICATION SERVICES - 2.8%
Verizon Communications Inc.
3.65%, 09/14/18	3,075	3,283
5.15%, 09/15/23	8,100	9,060
4.15%, 03/15/24 (e)	1,575	1,644

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.55%, 09/15/43	1,550	1,947
Other Securities		7,408
		23,342
UTILITIES - 0.6%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,192
Consumers Energy Co, 3.95%, 05/15/43	2,125	2,064
Other Securities		832
		5,088
Total Corporate Bonds and Notes (cost $214,696)		223,146

GOVERNMENT AND AGENCY OBLIGATIONS - 67.3%
GOVERNMENT SECURITIES - 39.3%
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank
1.88%, 03/13/20	1,400	1,393
3.00%, 09/10/21	3,200	3,350
3.25%, 06/09/23	2,000	2,077
		6,820
Federal National Mortgage Association - 0.7% (w)
Federal National Mortgage Association
0.38%, 03/16/15	800	801
6.25%, 05/15/29	2,600	3,415
6.63%, 11/15/30	900	1,268
		5,484
Municipals - 2.0%
Commonwealth of Puerto Rico
5.00% - 6.00%, 07/01/26 - 07/01/41	385	272
8.00%, 07/01/35	2,415	2,126
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.37% - 0.87%, 04/01/42 - 01/29/46 (i)	4,750	4,337
0.53%, 04/01/42 (i)	2,300	2,100
State of California
5.00% - 7.95%, 09/01/28 - 03/01/36	1,700	2,048
7.63%, 03/01/40	2,390	3,526
Other Securities		2,474
		16,883
Sovereign - 5.6%
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	5,062
International Finance Corp., 0.88%, 06/15/18 (e)	6,900	6,760
Israel Government AID Bond
5.50%, 09/18/23	3,700	4,508
5.50%, 12/04/23 (e)	500	609
5.50%, 04/26/24	1,300	1,585
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,291
Mexico Bonos
6.50% - 8.00%, 06/10/21 - 12/07/23, MXN	13,348	1,153
7.50% - 10.00%, 06/03/27 - 11/18/38, MXN	19,869	1,923
Mexico Government International Bond, 4.75%, 03/08/44	2,670	2,723
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,497
3.88%, 02/15/21	3,700	4,071
4.63% - 5.98%, 04/01/36 - 09/15/60	2,050	2,463
Other Securities		10,437
		46,082
Treasury Inflation Index Securities - 2.0%
U.S. Treasury Inflation Indexed Note
0.13%, 09/25/18 (n)	4,295	4,320
0.63%, 01/15/24 (n)	5,222	5,406
2.50%, 01/15/29 (n)	3,037	3,825
1.38%, 02/15/44 (n)	2,594	2,843
Other Securities		93
		16,487
U.S. Treasury Securities - 28.2%
U.S. Treasury Bond
3.63%, 02/14/19 (e) (o)	9,800	10,321
3.75%, 02/19/19 (o)	3,100	3,341
3.00%, 05/15/42 (o)	7,900	7,435
3.63%, 08/15/43 (o)	36,500	38,473
3.38%, 05/15/44 (e)	8,700	8,741
U.S. Treasury Note
0.13%, 12/31/14 (o)	10,850	10,852
0.25%, 07/31/15	38,500	38,538
0.75%, 05/22/18	26,100	26,141
1.50%, 06/19/18	41,000	40,965
2.13%, 07/30/18	6,500	6,530
2.25%, 08/08/18	8,300	8,379
1.63%, 04/30/19	4,100	4,107
1.50%, 05/31/19 (e)	1,300	1,293
1.63%, 06/30/19	9,800	9,798
2.13%, 06/30/21 (e)	16,100	16,092
2.50%, 05/15/24	2,500	2,495
		233,501
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.0%
Federal Home Loan Mortgage Corp. - 3.7%
Federal Home Loan Mortgage Corp.
2.52%, 01/25/23	2,700	2,668
3.11%, 02/25/23	1,500	1,544
3.00% - 7.00%, 03/01/26 - 04/01/43	16,592	17,615
2.83%, 01/01/37 (i)	619	668
REMIC, 3.03%, 10/25/20 (i)	4,700	4,909
REMIC, 1,156.50%, 06/15/21 (p) (q)	—	—
REMIC, 2.78%, 09/25/22	1,739	1,805
REMIC, 3.46%, 08/25/23 (i)	800	841
REMIC, Interest Only, 5.95%, 11/15/43 (i) (p) (q)	2,389	351
		30,401
Federal National Mortgage Association - 22.1%
Federal National Mortgage Association
2.80%, 03/01/18	2,433	2,550
3.42% - 6.50%, 03/01/18 - 02/01/24	8,985	9,683
4.51%, 06/01/19	4,400	4,837
4.38%, 06/01/21	3,524	3,908
5.50%, 05/01/25	2,763	2,934
3.00% - 8.00%, 08/01/29 - 07/01/43	46,460	48,719
2.12% - 2.56%, 11/01/35 - 09/01/36 (i)	1,149	1,224
6.00%, 05/01/38	6,579	7,410
6.00%, 10/01/38	2,219	2,500
7.00%, 03/01/39	764	862
5.50%, 12/01/39	3,064	3,458
6.00%, 05/01/41	3,733	4,206
4.00%, 08/15/43, TBA (g)	8,000	8,457
3.50%, 07/15/44, TBA (g)	39,000	40,103
4.00%, 07/15/44, TBA (g)	21,000	22,267
4.50%, 07/15/44, TBA (g)	6,000	6,494
5.00%, 07/15/44, TBA (g)	3,000	3,330
6.00%, 07/15/44, TBA (g)	3,000	3,377
REMIC, 5.00% - 7.00%, 06/25/41 - 10/25/42	4,875	5,420
REMIC, Interest Only, 4.85%, 11/25/40 (i) (p) (q)	3,946	759
		182,498
Government National Mortgage Association - 2.2%
Government National Mortgage Association
2.50% - 6.00%, 07/15/25 - 12/20/42	3,052	3,308
4.00%, 08/15/43, TBA (g)	4,000	4,264

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
4.00%, 07/15/44, TBA (g)	9,000	9,622
5.00%, 07/15/44, TBA (g)	1,000	1,098
REMIC, Interest Only, 6.55%, 08/16/43 (i) (p) (q)	1,616	246
		18,538
Total Government and Agency Obligations (cost $545,741)		556,694

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Other Securities		—
Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 13.3%
Investment Companies - 8.2%
JNL Money Market Fund, 0.01% (a) (h)	67,834	67,834

Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	40,873	40,873

Treasury Securities - 0.2%
Mexico Cetes, 0.23%, 09/25/14 - 12/24/14, MXN	2,689	2,052
Total Short Term Investments (cost $110,744)		110,759

Total Investments - 116.9% (cost $950,272)		967,564
Total Forward Sales Commitments - (1.9%) (proceeds $15,629)		(15,790)
Other Assets and Liabilities, Net - (15.0%)		(124,095)
Total Net Assets - 100.0%		$827,679

FORWARD SALES COMMITMENTS - 1.9%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.9%
Federal Home Loan Mortgage Corp. - 0.8%
Federal Home Loan Mortgage Corp., 3.00%, 07/15/44, TBA (g)	$7,000	$6,903
Federal National Mortgage Association - 1.1%
Federal National Mortgage Association, 3.00%, 07/15/44, TBA (g)	9,000	8,887
Total Forward Sales Commitments - 1.9% (proceeds $15,629)		$15,790

Portfolio Composition:	Percentage of Total Investments
Government Securities	34.2%
U.S. Government Agency MBS	22.7
Financials	12.6
Non-U.S. Government Agency ABS	7.9
Consumer Discretionary	2.9
Telecommunication Services	2.4
Energy	2.4
Consumer Staples	0.9
Information Technology	0.6
Utilities	0.5
Health Care	0.5
Materials	0.4
Industrials	0.4
Short Term Investments	11.6
Total Investments	100.0%

JNL/Goldman Sachs Emerging Markets Debt Fund **

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 25.8%
ARGENTINA - 0.6%
Other Securities		4,504

BANGLADESH - 0.1%
Other Securities		943

BRAZIL - 0.6%
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	4,750	2,053
Other Securities		2,530
		4,583
CHILE - 1.7%
AES Gener SA
5.25%, 08/15/21 (e)	$1,670	1,780
8.38%, 12/18/73 (i) (r)	1,130	1,268
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	250
3.63%, 04/03/23 (e)	2,670	2,484
Other Securities		6,296
		12,078
CHINA - 0.9%
CITIC Pacific Ltd.
6.88%, 01/21/18	670	750
6.38%, 04/10/20	900	1,004
6.63%, 04/15/21	1,430	1,612
Other Securities		3,285
		6,651
COLOMBIA - 1.5%
Bancolombia SA, 5.95%, 06/03/21	3,570	3,936
Pacific Rubiales Energy Corp.
5.38%, 01/26/19 (r)	1,080	1,126
5.13%, 03/28/23 (e) (r)	1,420	1,409
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	2,430	2,612
Other Securities		1,472
		10,555
COSTA RICA - 0.1%
Other Securities		349

DOMINICAN REPUBLIC - 0.3%
Other Securities		1,784

GUATEMALA - 0.7%
Other Securities		4,645

HONG KONG - 1.5%
CITIC Pacific Ltd.
8.63% (callable at 100 beginning 11/22/18) (m)	1,300	1,486
6.80%, 01/17/23	1,350	1,537
Sun Hung Kai Properties Capital Market Ltd.
5.38%, 03/08/17	930	1,011
4.00%, 11/02/20	1,620	1,683
Other Securities		4,952
		10,669
INDIA - 0.8%
Vedanta Resources Jersey Ltd., 5.50%, 07/13/16 (v)	1,100	1,130
Vedanta Resources Plc, 7.13%, 05/31/23 (e) (r)	1,750	1,846

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		2,732
		5,708
INDONESIA - 0.4%
Other Securities		2,568

IRELAND - 0.1%
Other Securities		763

ISRAEL - 0.9%
Delek & Avner Tamar Bond Ltd.
2.80%, 12/30/16 (r)	2,230	2,238
3.84%, 12/30/18 (r)	2,170	2,178
Other Securities		2,231
		6,647
ITALY - 0.5%
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	3,480	3,715

JAMAICA - 0.5%
Digicel Group Ltd., 8.25%, 09/30/20	3,260	3,553
Other Securities		211
		3,764
KAZAKHSTAN - 1.1%
KazMunaiGaz Finance Sub BV, 11.75%, 01/23/15	7,710	8,139

LUXEMBOURG - 0.7%
Altice Financing SA
7.88%, 12/15/19	960	1,051
6.50%, 01/15/22 (r)	880	937
Altice Finco SA, 9.88%, 12/15/20	430	495
Wind Acquisition Finance SA
4.00%, 07/15/20 (r), EUR	270	369
4.75%, 07/15/20 (r)	360	363
Other Securities		1,650
		4,865
MALAYSIA - 1.3%
Bank Negara Malaysia Monetary Note, 0.00%, 08/14/14 (j), MYR	30,200	9,372

MEXICO - 2.2%
America Movil SAB de CV
6.00%, 06/27/20, MXN	20,390	1,584
6.45%, 12/05/22, MXN	2,730	209
8.46%, 12/18/36, MXN	27,000	2,048
Other Securities		11,588
		15,429
NETHERLANDS - 0.0%
Other Securities		199

PARAGUAY - 0.6%
Banco Regional SAECA
8.13%, 01/24/19	406	447
8.13%, 01/24/19 (r)	1,950	2,145
Other Securities		1,343
		3,935
PERU - 1.4%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (e) (r)	3,130	3,459
Corp. Lindley SA, 6.75%, 11/23/21 (e)	4,215	4,658
Other Securities		1,523
		9,640
PHILIPPINES - 1.0%
Energy Development Corp., 6.50%, 01/20/21	3,120	3,354
Other Securities		3,392
		6,746
QATAR - 0.3%
Other Securities		2,163

RUSSIAN FEDERATION - 1.1%
Other Securities		7,677

SINGAPORE - 0.5%
Other Securities		3,644

SOUTH AFRICA - 1.1%
Transnet SOC Ltd.
10.50%, 09/17/20, ZAR	17,000	1,691
10.80%, 11/06/23, ZAR	7,000	712
8.90%, 11/14/27, ZAR	47,000	4,195
10.00%, 03/30/29, ZAR	16,500	1,475
		8,073
SPAIN - 0.2%
Other Securities		1,298

TAIWAN - 0.2%
Other Securities		1,606

THAILAND - 1.2%
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,749
PTT Exploration & Production PCL, 4.88%, (callable at 100 beginning 06/18/19) (m) (r)	2,690	2,709
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21	2,522	2,808
		8,266
TURKEY - 0.4%
Other Securities		2,623

UKRAINE - 0.2%
Other Securities		1,682

UNITED ARAB EMIRATES - 1.1%
Dolphin Energy Ltd., 5.50%, 12/15/21	3,790	4,306
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	3,130	3,472
		7,778
VIETNAM - 0.0%
Other Securities		155
Total Corporate Bonds and Notes (cost $184,637)		183,216

GOVERNMENT AND AGENCY OBLIGATIONS - 53.5%
ARGENTINA - 0.6%
Argentina Republic Government International Bond
8.28%, 12/31/33 (e) (y)	806	673
0.00%, 12/15/35 (e) (i)	40,540	3,227
Republic of Argentina Inflation Indexed Bond, 6.06%, 12/15/35 (e) (i) (s), EUR	2,819	258
		4,158
BRAZIL - 8.9%
Brazil Inflation Indexed Notas do Tesouro Nacional - Series B
6.00%, 08/15/16 (s), BRL	2,730	3,109
6.00%, 05/15/17 (s), BRL	6,575	7,445
6.00%, 08/15/40 (s), BRL	10,634	11,766
6.00%, 08/15/50 (s), BRL	3,147	3,449
Brazil Letras do Tesouro Nacional
0.00%, 01/01/15 (j), BRL	10,052	4,309
0.00%, 07/01/17 (j), BRL	29,594	9,599
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19, BRL	6,078	2,590

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
10.00%, 10/16/19, BRL	10,720	4,625
10.00%, 01/01/21, BRL	5,190	2,146
10.00%, 01/01/23, BRL	31,766	12,867
Other Securities		1,130
		63,035
CHILE - 0.5%
Chile Government International Bond, 6.00%, 01/01/18, CLP	595,000	1,135
Tesoreria General de la Republica Inflation Indexed Note, 3.00%, 01/01/15 (n), CLP	1,008,992	1,865
Other Securities		812
		3,812
COLOMBIA - 3.1%
Colombia Government International Bond, 4.38%, 03/21/23 (e), COP	102,000	50
Colombia TES
8.00%, 10/28/15, COP	1,365,700	754
7.00%, 05/04/22, COP	30,467,700	16,649
7.50%, 08/26/26, COP	3,835,300	2,115
6.00%, 04/28/28, COP	5,694,600	2,754
		22,322
COSTA RICA - 0.3%
Other Securities		1,943

DOMINICAN REPUBLIC - 1.0%
Dominican Republic International Bond
16.95%, 02/04/22, DOP	79,900	2,383
14.50%, 02/10/23, DOP	16,200	404
14.50%, 02/10/23 (r), DOP	39,200	981
6.60%, 01/28/24 (r)	740	808
18.50%, 02/04/28 (r), DOP	99,000	2,915
		7,491
HONDURAS - 0.5%
Republic of Honduras, 8.75%, 12/16/20 (r)	3,290	3,644

HUNGARY - 1.3%
Hungary Government Bond
6.50%, 06/24/19, HUF	121,770	615
7.00%, 06/24/22, HUF	719,490	3,798
5.50%, 06/24/25, HUF	883,890	4,294
Hungary Government International Bond, 6.00%, 11/24/23, HUF	72,590	363
		9,070
INDONESIA - 0.1%
Other Securities		878

MALAYSIA - 4.0%
Malaysia Government Bond
3.43%, 08/15/14, MYR	4,660	1,452
3.74%, 02/27/15, MYR	20,910	6,537
3.65%, 10/31/19, MYR	11,430	3,546
3.89%, 07/31/20, MYR	7,460	2,325
4.16%, 07/15/21, MYR	5,600	1,766
3.42%, 08/15/22, MYR	1,520	455
3.48%, 03/15/23, MYR	4,160	1,246
4.18%, 07/15/24, MYR	35,100	11,062
		28,389
MEXICO - 5.5%
Mexico Bonos
6.25%, 06/16/16, MXN	33,920	2,757
7.25%, 12/15/16, MXN	9,005	752
7.75%, 12/14/17, MXN	116,468	10,030
4.75%, 06/14/18, MXN	100,365	7,825
6.50%, 06/10/21, MXN	14,988	1,238
6.50%, 06/09/22, MXN	18,292	1,499
8.00%, 12/07/23, MXN	1,312	118
7.50%, 06/03/27, MXN	9,279	811
8.50%, 05/31/29, MXN	22,096	2,080
10.00%, 11/20/36, MXN	51,801	5,556
8.50%, 11/18/38, MXN	23,127	2,173
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	51,724	4,377
3.50%, 12/14/17 (n), MXN	2,795	236
		39,452
NIGERIA - 0.1%
Nigeria Government Bond, 16.00%, 06/29/19, NGN	73,000	524

PARAGUAY - 0.3%
Other Securities		2,042

PERU - 0.4%
Peru Government International Bond
7.84%, 08/12/20, PEN	1,719	706
8.20%, 08/12/26, PEN	2,851	1,244
6.95%, 08/12/31, PEN	32	12
6.90%, 08/12/37, PEN	1,115	416
6.85%, 02/12/42, PEN	1,049	386
		2,764
PHILIPPINES - 0.4%
Philippine Government Bond, 4.95%, 01/15/21, PHP	56,000	1,361
Philippine Government International Bond, 6.25%, 01/14/36, PHP	52,000	1,287
		2,648
POLAND - 2.0%
Poland Government Bond
5.50%, 10/25/19, PLN	6,630	2,444
5.25%, 10/25/20, PLN	5,470	2,014
5.75%, 10/25/21, PLN	8,947	3,414
5.75%, 09/23/22, PLN	7,320	2,818
4.00%, 10/25/23, PLN	8,070	2,771
3.25%, 07/25/25, PLN	2,760	880
		14,341
PUERTO RICO - 1.0%
Commonwealth of Puerto Rico
5.25%, 07/01/27	10	7
5.13%, 07/01/31	25	18
5.50%, 07/01/32	30	22
5.63%, 07/01/32	20	15
6.00%, 07/01/34	10	7
8.00%, 07/01/35	4,720	4,154
5.88%, 07/01/36	20	15
5.13%, 07/01/37	20	14
5.25%, 07/01/37	90	64
5.75%, 07/01/38	55	39
5.50%, 07/01/39	285	200
6.00%, 07/01/39	40	29
5.00%, 07/01/41	85	59
5.75%, 07/01/41	40	29
Other Securities		2,546
		7,218
ROMANIA - 2.4%
Romania Government Bond
5.90%, 07/26/17, RON	12,310	4,168
4.75%, 06/24/19, RON	5,810	1,912
5.95%, 06/11/21, RON	10,060	3,523
Romanian Government International Bond
6.50%, 06/18/18, EUR	580	934

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
4.88%, 11/07/19, EUR	1,800	2,794
4.63%, 09/18/20, EUR	2,615	4,023
		17,354
RUSSIAN FEDERATION - 8.0%
AHML Finance Ltd., 7.75%, 02/13/18 (r), RUB	165,700	4,526
Russia Federal Bond
7.60%, 04/14/21, RUB	11,090	318
7.00%, 08/16/23, RUB	371,690	10,100
Russia Government Bond
6.20%, 01/31/18, RUB	90,690	2,519
7.50%, 02/27/19, RUB	170,790	4,914
7.60%, 07/20/22, RUB	131,020	3,723
7.00%, 01/25/23, RUB	128,180	3,520
8.15%, 02/03/27, RUB	142,660	4,131
7.05%, 01/19/28, RUB	533,200	14,030
Russia Government International Bond, 7.85%, 03/10/18, RUB	305,000	8,936
		56,717
SOUTH AFRICA - 2.9%
South Africa Government Bond
8.00%, 12/21/18, ZAR	53,680	5,129
7.25%, 01/15/20, ZAR	29,414	2,698
6.75%, 03/31/21, ZAR	44,080	3,883
7.75%, 02/28/23, ZAR	32,160	2,948
8.00%, 01/31/30, ZAR	49,730	4,356
8.75%, 02/28/48, ZAR	14,360	1,302
		20,316
THAILAND - 4.6%
Thailand Government Bond
3.13%, 12/11/15, THB	200,460	6,255
3.25%, 06/16/17, THB	90,800	2,852
3.88%, 06/13/19, THB	54,810	1,744
3.65%, 12/17/21, THB	307,555	9,512
3.63%, 06/16/23, THB	167,630	5,114
3.58%, 12/17/27, THB	131,500	3,919
3.78%, 06/25/32, THB	20,200	596
Thailand Government Inflation Indexed Bond
1.20%, 07/14/21 (n), THB	88,044	2,602
1.25%, 03/12/28 (n), THB	4,841	133
		32,727
TURKEY - 5.3%
Turkey Government Bond
9.00%, 03/08/17, TRY	19,450	9,359
8.30%, 06/20/18, TRY	17,385	8,241
8.80%, 11/14/18, TRY	3,260	1,564
9.50%, 01/12/22, TRY	6,440	3,171
8.50%, 09/14/22, TRY	8,050	3,764
7.10%, 03/08/23, TRY	17,205	7,362
8.80%, 09/27/23, TRY	8,740	4,142
		37,603
UNITED STATES OF AMERICA - 0.3%
Other Securities		2,002
Total Government and Agency Obligations (cost $381,934)		380,450

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
BRAZIL - 0.2%
Other Securities		1,772
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,768)		1,772

CREDIT LINKED STRUCTURED NOTES - 9.0%
COLOMBIA - 2.3%
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,090
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (r), COP	4,514,000	2,956
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	6,486
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	5,851
		16,383
INDONESIA - 6.1%
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (p) (q), IDR	82,000,000	7,394
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (p) (q), IDR	20,500,000	1,839
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,329
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) (r), IDR	71,400,000	6,089
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.00%, 07/18/17, Moody’s rating Baa3) (r), IDR	65,000,000	5,859
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.75%, 05/17/16, Moody’s rating Baa3) (r), IDR	86,000,000	7,711
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/17/28, Moody’s rating Baa3) (r), IDR	27,187,000	1,835
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	2,800,000	188
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	3,094
Standard Charter Bank Credit Linked Note (Republic of Indonesia, 6.63%, 05/15/33, Moody’s Rating Baa3) (r), IDR	18,684,000	1,256
Standard Charter Bank Credit Linked Note (Republic of Indonesia, 8.38%, 03/15/24, Moody’s Rating Baa3) (r), IDR	5,306,000	454
Standard Charter Bank Credit Linked Note (Republic of Indonesia, 9.00%, 03/15/29, Moody’s Rating Baa3) (r), IDR	18,653,000	1,635
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	15,473,000	1,356
Other Securities		3,069
		43,108
NIGERIA - 0.4%
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 10.00%, 07/23/30, Moody’s rating N/A) (r), NGN	276,000	1,433
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 16.00%, 07/03/19, Moody’s rating N/A) (r), NGN	115,000	825

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		494
		2,752
ZAMBIA - 0.2%
Citigroup Inc. Credit Linked Note (Republic of Zambia, 0.00%, 05/18/15, Moody’s Rating N/A) (j) (r), ZMW	4,160	566
Standard Charter Bank Credit Linked Note (Republic of Zambia, 11.00%, 02/16/19, Moody’s Rating N/A) (r), ZMW	7,290	808
		1,374
Total Credit Linked Structured Notes (cost $77,072)		63,617

OTHER EQUITY INTERESTS - 0.1%
ITALY - 0.1%
Wind Acquisition Finance SA (c) (r) (u)	460	475
Total Other Equity Interests (cost $469)		475

COMMON STOCKS - 0.0%
HONG KONG - 0.0%
Other Securities		27
Total Common Stocks (cost $0)		27

SHORT TERM INVESTMENTS - 11.1%
Investment Companies - 4.1%
JNL Money Market Fund, 0.01% (a) (h)	29,214	29,214

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	26,195	26,195
Treasury Securities - 3.3%
Bank Negara Malaysia Monetary Note
0.88%, 10/16/14, MYR	9,180	2,834
0.88%, 01/20/15, MYR	23,630	7,232
Mexico Cetes, 0.28%, 12/11/14, MXN	13,794	10,487
Nigeria Treasury Bill
0.06%, 09/04/14, NGN	171,540	1,033
0.06%, 05/07/15, NGN	226,530	1,268
0.06%, 06/04/15, NGN	170,080	944
		23,798
Total Short Term Investments (cost $79,224)		79,207
Total Investments - 99.7% (cost $725,104)		708,764
Other Assets and Liabilities, Net - 0.3%		1,897
Total Net Assets - 100.0%		$710,661

Portfolio Composition:	Percentage of Total Investments
Government Securities	53.7%
Credit Linked Structured Notes	9.0
Financials	6.7
Energy	5.7
Telecommunication Services	3.2
Industrials	3.2
Utilities	2.9
Consumer Staples	1.7
Materials	1.4
Consumer Discretionary	1.0
Non-U.S. Government Agency ABS	0.2
Health Care	0.1
Short Term Investments	11.2
Total Investments	100.0%

JNL/Goldman Sachs Mid Cap Value Fund **

	Shares/Par †	Value
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 11.1%
Gap Inc.	370	$15,401
Liberty Media Corp. - Class A (c)	99	13,538
PVH Corp.	112	13,099
Starwood Hotels & Resorts Worldwide Inc.	158	12,731
Other Securities		93,422
		148,191
CONSUMER STAPLES - 4.2%
Kroger Co.	388	19,194
Other Securities		37,159
		56,353
ENERGY - 7.8%
Cameron International Corp. (c)	219	14,840
Chesapeake Energy Corp.	611	18,997
Cimarex Energy Co.	132	18,950
Newfield Exploration Co. (c)	376	16,636
Tesoro Corp.	221	12,951
Other Securities		21,806
		104,180
FINANCIALS - 27.5%
AvalonBay Communities Inc.	143	20,350
Everest Re Group Ltd.	88	14,046
First Republic Bank	221	12,164
Huntington Bancshares Inc.	1,482	14,141
Invesco Ltd.	492	18,562
KeyCorp	882	12,636
Lincoln National Corp.	404	20,792
M&T Bank Corp. (e)	162	20,111
NASDAQ OMX Group Inc.	426	16,433
Navient Corp.	781	13,831
Principal Financial Group Inc.	448	22,632
Raymond James Financial Inc.	251	12,749
Signature Bank (c)	112	14,079
SLM Corp.	1,461	12,142
Starwood Property Trust Inc. (e)	517	12,292
Taubman Centers Inc.	160	12,165
XL Group Plc (e)	482	15,759
Other Securities		100,322
		365,206
HEALTH CARE - 9.6%
Agilent Technologies Inc.	420	24,123
Cardinal Health Inc.	336	23,006
CIGNA Corp.	274	25,182
Zimmer Holdings Inc.	130	13,541
Other Securities		41,168
		127,020
INDUSTRIALS - 13.2%
Armstrong World Industries Inc. (c)	215	12,350
Carlisle Cos. Inc.	140	12,128
Crane Co.	170	12,605
Hertz Global Holdings Inc. (c)	446	12,514
ITT Corp.	266	12,799
Textron Inc.	409	15,672
Timken Co.	263	17,829
Triumph Group Inc.	293	20,429
Other Securities		59,393
		175,719
INFORMATION TECHNOLOGY - 10.9%
Altera Corp.	346	12,011
Citrix Systems Inc. (c)	253	15,840

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Maxim Integrated Products Inc.	522	17,635
Xerox Corp.	1,021	12,700
Other Securities		86,814
		145,000
MATERIALS - 5.8%
Celanese Corp. - Class A	267	17,181
Packaging Corp. of America	210	15,032
Reliance Steel & Aluminum Co.	162	11,939
Valspar Corp.	181	13,796
Other Securities		19,337
		77,285
UTILITIES - 6.6%
Edison International	215	12,473
FirstEnergy Corp.	511	17,747
Sempra Energy	165	17,234
Other Securities		39,595
		87,049
Total Common Stocks (cost $1,124,226)		1,286,003

INVESTMENT COMPANIES - 0.6%
Other Securities		7,467
Total Investment Companies (cost $7,374)		7,467

SHORT TERM INVESTMENTS - 4.1%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	28,388	28,388
Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	27,101	27,101
Total Short Term Investments (cost $55,489)		55,489
Total Investments - 101.4% (cost $1,187,089)		1,348,959
Other Assets and Liabilities, Net - (1.4%)		(18,357)
Total Net Assets - 100.0%		$1,330,602

Portfolio Composition:	Percentage of Total Investments
Financials	27.1%
Industrials	13.0
Consumer Discretionary	11.0
Information Technology	10.7
Health Care	9.4
Energy	7.7
Utilities	6.5
Materials	5.7
Consumer Staples	4.2
Investment Companies	0.6
Short Term Investments	4.1
Total Investments	100.0%

JNL/Goldman Sachs U.S. Equity Flex Fund **

	Shares/Par †	Value
COMMON STOCKS - 120.2%
CONSUMER DISCRETIONARY - 17.1%
Amazon.com Inc. (c) (o)	11	$3,553
CBS Corp. - Class B (o)	46	2,856
Comcast Corp. - Class A (o)	71	3,821
Expedia Inc.	31	2,462
Gap Inc. (o)	112	4,667
L Brands Inc. (o)	60	3,540
Liberty Global Plc - Class C (c) (o)	101	4,290
Twenty-First Century Fox Inc. - Class B	81	2,785
Yum! Brands Inc.	35	2,835
Other Securities		8,923
		39,732
CONSUMER STAPLES - 12.4%
ConAgra Foods Inc.	85	2,536
Constellation Brands Inc. - Class A (c) (o)	46	4,058
Energizer Holdings Inc.	19	2,291
Estee Lauder Cos. Inc. (o)	65	4,861
JM Smucker Co.	21	2,247
Kroger Co. (o)	79	3,911
Sprouts Farmers Market Inc. (c)	74	2,411
Tyson Foods Inc.	62	2,320
Other Securities		4,338
		28,973
ENERGY - 11.5%
Apache Corp. (o)	49	4,951
Devon Energy Corp. (o)	101	8,046
Exxon Mobil Corp. (o)	62	6,288
Halliburton Co. (o)	54	3,864
Southwestern Energy Co. (c) (o)	78	3,533
		26,682
FINANCIALS - 18.2%
American International Group Inc. (o)	92	5,017
Ameriprise Financial Inc. (o)	18	2,219
Bank of America Corp. (o)	267	4,110
Capital One Financial Corp. (o)	41	3,372
Citigroup Inc. (o)	80	3,751
Hartford Financial Services Group Inc.	86	3,065
JPMorgan Chase & Co. (o)	70	4,052
Prudential Financial Inc. (o)	38	3,398
Other Securities		13,260
		42,244
HEALTH CARE - 14.4%
Celgene Corp. (c) (o)	53	4,578
Gilead Sciences Inc. (c) (o)	34	2,823
Medtronic Inc.	75	4,782
Mylan Inc. (c) (o)	84	4,324
Pfizer Inc. (o)	201	5,954
UnitedHealth Group Inc. (o)	38	3,091
Other Securities		7,958
		33,510
INDUSTRIALS - 12.2%
Boeing Co. (o)	43	5,422
CH Robinson Worldwide Inc. (o)	48	3,036
General Electric Co. (o)	387	10,171
Timken Co.	42	2,871
United Parcel Service Inc. - Class B (o)	27	2,752
Waste Management Inc. (o)	61	2,736
Other Securities		1,480
		28,468
INFORMATION TECHNOLOGY - 22.4%
Activision Blizzard Inc.	104	2,322
Adobe Systems Inc. (c) (o)	46	3,347
Apple Inc. (o)	87	8,121
Citrix Systems Inc. (c)	47	2,957
eBay Inc. (c) (o)	87	4,360
EMC Corp. (o)	225	5,925
Google Inc. - Class A (c) (o)	7	4,042
Google Inc. - Class C (c) (o)	4	2,448
Intel Corp. (o)	119	3,669
Microsoft Corp. (o)	180	7,514
NetApp Inc.	68	2,495

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		4,965
		52,165
MATERIALS - 7.1%
Celanese Corp. - Class A (o)	44	2,800
Louisiana-Pacific Corp. (c) (o)	189	2,834
Packaging Corp. of America	32	2,264
TimkenSteel Corp. (c)	61	2,348
Valspar Corp.	36	2,767
Other Securities		3,422
		16,435
TELECOMMUNICATION SERVICES - 2.7%
Verizon Communications Inc. (o)	127	6,190
UTILITIES - 2.2%
Other Securities		5,034
Total Common Stocks (cost $238,268)		279,433

SHORT TERM INVESTMENTS - 4.5%
Investment Companies - 4.5%
JNL Money Market Fund, 0.01% (a) (h)	10,502	10,502
Total Short Term Investments (cost $10,502)		10,502

Total Investments - 124.7% (cost $248,770)		289,935
Total Securities Sold Short - (23.6%) (proceeds $44,908)		(54,941)
Other Assets and Liabilities, Net - (1.1%)		(2,475)
Total Net Assets - 100.0%		$232,519

SECURITIES SOLD SHORT - 23.6%
COMMON STOCKS - 23.6%
CONSUMER DISCRETIONARY - 3.4%
Autoliv Inc.	10	$1,099
Coach Inc.	21	702
Garmin Ltd.	15	904
Groupon Inc. - Class A	145	960
Kohl’s Corp.	20	1,032
Meredith Corp.	17	839
New York Times Co. - Class A	52	789
Royal Caribbean Cruises Ltd.	15	859
Walt Disney Co.	7	642
		7,826
CONSUMER STAPLES - 1.6%
Campbell Soup Co.	28	1,280
Clorox Co.	14	1,276
General Mills Inc.	24	1,270
		3,826
ENERGY - 2.6%
Chevron Corp.	11	1,390
Murphy Oil Corp.	22	1,454
Murphy USA Inc.	5	267
Phillips 66	13	1,054
Valero Energy Corp.	37	1,865
		6,030
FINANCIALS - 3.3%
ACE Ltd.	7	747
Apartment Investment & Management Co.	26	848
Federated Investors Inc. - Class B	55	1,689
FirstMerit Corp.	48	950
People’s United Financial Inc.	92	1,397
Starwood Waypoint Residential Trust	20	532
Valley National Bancorp	153	1,514
		7,677
HEALTH CARE - 1.2%
Edwards Lifesciences Corp.	7	616
Johnson & Johnson	22	2,269
		2,885
INDUSTRIALS - 2.2%
Deere & Co.	10	928
Lockheed Martin Corp.	9	1,375
Northrop Grumman Systems Corp.	10	1,223
Precision Castparts Corp.	6	1,488
		5,014
INFORMATION TECHNOLOGY - 4.5%
Corning Inc.	70	1,539
FactSet Research Systems Inc.	15	1,803
Flextronics International Ltd.	129	1,424
International Business Machines Corp.	9	1,681
Micron Technology Inc.	47	1,545
Seagate Technology	19	1,080
Total System Services Inc.	46	1,446
		10,518
MATERIALS - 2.3%
Alcoa Inc.	109	1,617
Allegheny Technologies Inc.	25	1,126
Aluminum Corp. of China Ltd. - ADR - Class H	128	1,156
Cliffs Natural Resources Inc.	47	712
Royal Gold Inc.	10	734
		5,345
TELECOMMUNICATION SERVICES - 1.4%
CenturyLink Inc.	28	1,031
Frontier Communications Corp.	196	1,146
T-Mobile US Inc.	34	1,151
		3,328
UTILITIES - 1.1%
Duke Energy Corp.	19	1,433
Southern Co.	23	1,059
		2,492
Total Securities Sold Short - 23.6% (proceeds $44,908)		$54,941

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	18.0%
Financials	14.6
Consumer Discretionary	13.7
Health Care	11.6
Consumer Staples	10.0
Industrials	9.8
Energy	9.2
Materials	5.7
Telecommunication Services	2.1
Utilities	1.7
Short Term Investments	3.6
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Information Technology	19.1%
Consumer Discretionary	14.2
Financials	14.0
Energy	11.0
Materials	9.7
Industrials	9.1
Consumer Staples	7.0
Telecommunication Services	6.1
Health Care	5.3
Utilities	4.5
Total Short Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Invesco Global Real Estate Fund **

	Shares/Par †	Value
COMMON STOCKS - 97.3%
AUSTRALIA - 6.5%
Dexus Property Group	16,033	$16,780
Federation Centres Ltd.	5,877	13,792
Mirvac Group	9,098	15,310
Scentre Group (c)	8,805	26,568
Stockland	5,375	19,660
Westfield Corp.	2,516	16,966
Other Securities		12,365
		121,441
AUSTRIA - 0.2%
Other Securities		4,559

CANADA - 3.6%
Allied Properties REIT	620	20,553
Canadian REIT	347	14,951
H&R REIT	688	14,935
Other Securities		16,409
		66,848
CHINA - 0.2%
Other Securities		3,517
FINLAND - 0.4%
Other Securities		7,099
FRANCE - 4.1%
Unibail-Rodamco SE	184	53,491
Other Securities		24,089
		77,580
GERMANY - 1.9%
Deutsche Wohnen AG	945	20,361
LEG Immobilien AG	215	14,498
		34,859
HONG KONG - 7.2%
Hongkong Land Holdings Ltd.	3,569	23,818
Link REIT	6,382	34,359
Sun Hung Kai Properties Ltd. (e)	3,089	42,387
Other Securities		34,328
		134,892
JAPAN - 13.4%
Japan Real Estate Investment Corp.	3	18,587
Mitsubishi Estate Co. Ltd.	1,130	27,917
Mitsui Fudosan Co. Ltd.	2,594	87,546
Sumitomo Realty & Development Co. Ltd.	817	35,095
Other Securities		83,298
		252,443
LUXEMBOURG - 0.6%
Other Securities		12,198
MALTA - 0.0%
Other Securities		—
NETHERLANDS - 0.1%
Other Securities		1,571
NORWAY - 0.2%
Other Securities		3,250
SINGAPORE - 3.5%
CapitaCommercial Trust (e)	9,345	12,764
CapitaLand Ltd.	5,040	12,943
Global Logistic Properties Ltd.	6,861	14,869
Other Securities		25,241
		65,817
SWEDEN - 1.2%
Other Securities		22,280
UNITED KINGDOM - 6.2%
Great Portland Estates Plc	1,690	18,621
Hammerson Plc	2,059	20,432
Land Securities Group Plc	2,727	48,323
Other Securities		29,141
		116,517
UNITED STATES OF AMERICA - 48.0%
AvalonBay Communities Inc.	480	68,241
Boston Properties Inc.	394	46,530
Brixmor Property Group Inc.	600	13,758
Cousins Properties Inc.	2,001	24,914
DDR Corp.	2,439	42,998
Essex Property Trust Inc.	169	31,330
Federal Realty Investment Trust	219	26,518
General Growth Properties Inc.	1,331	31,362
Health Care REIT Inc.	805	50,428
Healthcare Realty Trust Inc.	569	14,456
Healthcare Trust of America Inc. - Class A	1,687	20,317
Host Hotels & Resorts Inc.	1,110	24,428
Hudson Pacific Properties Inc.	671	17,001
LaSalle Hotel Properties	689	24,322
Mid-America Apartment Communities Inc.	363	26,546
National Retail Properties Inc. (e)	577	21,450
Piedmont Office Realty Trust Inc. (e)	1,072	20,306
ProLogis Inc.	1,451	59,630
Public Storage	238	40,696
Realty Income Corp. (e)	429	19,050
Retail Opportunity Investments Corp.	907	14,260
RLJ Lodging Trust	739	21,336
Simon Property Group Inc.	602	100,177
SL Green Realty Corp.	436	47,730
UDR Inc.	794	22,731
Other Securities		70,857
		901,372
Total Common Stocks (cost $1,618,664)		1,826,243

WARRANTS - 0.0%
HONG KONG - 0.0%
Sun Hung Kai Properties Ltd. (c)	144	188
Total Warrants (cost $0)		188

SHORT TERM INVESTMENTS - 5.7%
Investment Companies - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	43,499	43,499
Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	62,777	62,777
Total Short Term Investments (cost $106,276)		106,276
Total Investments - 103.0% (cost $1,724,940)		1,932,707
Other Assets and Liabilities, Net - (3.0%)		(55,548)
Total Net Assets - 100.0%		$1,877,159

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Retail — REITS	19.1%
Diversified - REITS	17.6
Real Estate Operating Companies	16.1
Specialized — REITS	13.1
Office — REITS	12.1
Residential — REITS	8.2
Real Estate Services	4.5
Industrial — REITS	3.8
Short Term Investments	5.5
Total Investments	100.0%

JNL/Invesco International Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 93.3%
AUSTRALIA - 3.2%
Amcor Ltd.	2,254	$22,165
Brambles Ltd.	1,777	15,392
CSL Ltd.	150	9,408
		46,965
BELGIUM - 1.5%
Anheuser-Busch InBev NV	194	22,269
BRAZIL - 3.9%
Banco Bradesco SA - ADR (e)	1,338	19,421
BM&F Bovespa SA	4,774	25,131
BRF SA	489	11,869
		56,421
CANADA - 8.6%
Agrium Inc. (e)	126	11,588
Canadian National Railway Co.	198	12,848
Cenovus Energy Inc.	390	12,653
CGI Group Inc. - Class A (c)	617	21,858
EnCana Corp.	730	17,290
Fairfax Financial Holdings Ltd.	29	13,913
Suncor Energy Inc.	824	35,130
		125,280
CHINA - 3.9%
Baidu.com - ADR - Class A (c)	130	24,267
CNOOC Ltd.	4,212	7,572
Great Wall Motor Co. Ltd. - Class H (e)	3,203	11,909
Industrial & Commercial Bank of China Ltd. - Class H	20,444	12,927
		56,675
DENMARK - 2.5%
Carlsberg A/S - Class B	187	20,139
Novo Nordisk A/S	347	16,011
		36,150
FRANCE - 5.0%
Publicis Groupe SA	307	25,988
Schneider Electric SA	195	18,425
Total SA	385	27,880
		72,293
GERMANY - 6.6%
Adidas AG	142	14,363
Allianz SE	128	21,332
Deutsche Boerse AG	247	19,136
Deutsche Post AG	376	13,556
SAP AG	362	27,923
		96,310
HONG KONG - 3.4%
Galaxy Entertainment Group Ltd. (c)	3,672	29,348
Hutchison Whampoa Ltd.	1,494	20,433
		49,781
ISRAEL - 2.0%
Teva Pharmaceutical Industries Ltd. - ADR	565	29,598
JAPAN - 6.5%
Denso Corp.	208	9,931
Fanuc Ltd.	84	14,540
Japan Tobacco Inc.	488	17,775
Keyence Corp.	30	13,188
Komatsu Ltd.	606	14,063
Toyota Motor Corp.	411	24,602
		94,099
MEXICO - 1.8%
Fomento Economico Mexicano SAB de CV - ADR	74	6,963
Grupo Televisa SAB - GDR	550	18,877
		25,840
NETHERLANDS - 2.7%
Royal Dutch Shell Plc - Class B	537	23,339
Unilever NV - CVA	380	16,636
		39,975
SINGAPORE - 4.4%
Avago Technologies Ltd.	317	22,827
Keppel Corp. Ltd.	2,030	17,575
United Overseas Bank Ltd.	1,303	23,562
		63,964
SOUTH KOREA - 3.0%
Hyundai Mobis	73	20,454
Samsung Electronics Co. Ltd.	18	23,570
		44,024
SPAIN - 1.1%
Amadeus IT Holding SA	374	15,429
SWEDEN - 2.2%
Investor AB - Class B (e)	472	17,687
Telefonaktiebolaget LM Ericsson - Class B	1,209	14,611
		32,298
SWITZERLAND - 7.6%
ABB Ltd.	753	17,320
Julius Baer Group Ltd.	305	12,586
Novartis AG	179	16,192
Roche Holding AG	96	28,623
Syngenta AG	50	18,521
UBS AG	993	18,211
		111,453
TAIWAN - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,448	27,287
THAILAND - 1.1%
Kasikornbank PCL - NVDR	2,457	15,443
TURKEY - 1.1%
Akbank T.A.S.	4,497	16,540
UNITED KINGDOM - 19.3%
Aberdeen Asset Management Plc	1,953	15,156
British American Tobacco Plc	540	32,123
British Sky Broadcasting Group Plc	1,904	29,459
Centrica Plc	2,189	11,699
Compass Group Plc	1,952	33,939

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Informa Plc	1,263	10,346
Kingfisher Plc	1,963	12,050
Next Plc	116	12,886
Reed Elsevier Plc	2,485	39,929
Shire Plc	428	33,603
Smith & Nephew Plc	1,132	20,041
WPP Plc	1,394	30,370
		281,601
Total Common Stocks (cost $1,077,281)		1,359,695

SHORT TERM INVESTMENTS - 10.1%
Investment Companies - 8.5%
JNL Money Market Fund, 0.01% (a) (h)	124,157	124,157
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	23,209	23,209
Total Short Term Investments (cost $147,366)		147,366
Total Investments - 103.4% (cost $1,224,647)		1,507,061
Other Assets and Liabilities, Net - (3.4%)		(50,009)
Total Net Assets - 100.0%		$1,457,052

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	21.5%
Financials	15.3
Information Technology	12.7
Health Care	10.2
Industrials	9.5
Consumer Staples	8.5
Energy	8.2
Materials	3.5
Utilities	0.8
Short Term Investments	9.8
Total Investments	100.0%

JNL/Invesco Large Cap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 23.3%
Amazon.com Inc. (c)	58	$18,945
Carnival Corp.	340	12,788
Comcast Corp. - Class A	133	7,119
DISH Network Corp. - Class A (c)	768	49,998
Dollar General Corp. (c)	112	6,401
Gap Inc.	100	4,160
Harman International Industries Inc.	91	9,738
Las Vegas Sands Corp.	83	6,321
Lowe’s Cos. Inc.	511	24,506
Michael Kors Holdings Ltd. (c)	125	11,092
Priceline Group Inc. (c)	23	27,567
Time Warner Cable Inc.	171	25,180
TripAdvisor Inc. (c)	53	5,775
Twenty-First Century Fox Inc. - Class A	203	7,143
Walt Disney Co.	69	5,889
Whirlpool Corp.	69	9,613
		232,235
CONSUMER STAPLES - 3.0%
Anheuser-Busch InBev NV - ADR	87	9,986
Archer-Daniels-Midland Co.	227	10,032
CVS Caremark Corp.	127	9,560
		29,578
ENERGY - 5.6%
Anadarko Petroleum Corp.	139	15,240
Baker Hughes Inc.	108	8,010
Pioneer Natural Resources Co.	36	8,249
Schlumberger Ltd.	207	24,403
		55,902
FINANCIALS - 4.2%
American Tower Corp.	132	11,857
Ameriprise Financial Inc.	76	9,132
Aon Plc - Class A	133	12,020
Morgan Stanley	265	8,575
		41,584
HEALTH CARE - 16.3%
AbbVie Inc.	106	5,984
Actavis plc (c) (e)	71	15,868
Alkermes Plc (c)	272	13,700
Allergan Inc.	39	6,582
Amgen Inc.	41	4,871
Biogen Idec Inc. (c)	54	17,149
Bristol-Myers Squibb Co.	82	3,989
Celgene Corp. (c)	247	21,179
Gilead Sciences Inc. (c)	571	47,352
HCA Holdings Inc. (c)	195	11,011
Johnson & Johnson	51	5,364
Thermo Fisher Scientific Inc.	83	9,824
		162,873
INDUSTRIALS - 9.2%
B/E Aerospace Inc. (c)	67	6,201
Canadian Pacific Railway Ltd. (e)	49	8,825
Flowserve Corp.	120	8,953
Fluor Corp.	189	14,558
Honeywell International Inc.	150	13,941
Ingersoll-Rand Plc	112	6,996
Jacobs Engineering Group Inc. (c)	214	11,383
Precision Castparts Corp.	46	11,593
Quanta Services Inc. (c)	21	725
Roper Industries Inc.	61	8,866
		92,041
INFORMATION TECHNOLOGY - 31.8%
Activision Blizzard Inc.	228	5,088
Alliance Data Systems Corp. (c)	29	8,033
Apple Inc.	520	48,282
Applied Materials Inc.	246	5,546
Baidu.com - ADR (c)	28	5,153
Cognizant Technology Solutions Corp. - Class A (c)	79	3,864
Electronic Arts Inc. (c)	135	4,840
F5 Networks Inc. (c)	66	7,357
Facebook Inc. - Class A (c)	819	55,130
Google Inc. - Class A (c)	48	28,029
Google Inc. - Class C (c)	50	28,670
MasterCard Inc.	309	22,738
NXP Semiconductors NV (c)	212	14,045
QUALCOMM Inc.	143	11,329
Salesforce.com Inc. (c)	311	18,048
ServiceNow Inc. (c)	171	10,598
Splunk Inc. (c)	116	6,409
VMware Inc. - Class A (c)	191	18,469
Yelp Inc. - Class A (c) (e)	201	15,384
		317,012
MATERIALS - 2.3%
Martin Marietta Materials Inc. (e)	74	9,708

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Monsanto Co.	105	13,099
		22,807
TELECOMMUNICATION SERVICES - 3.7%
Sprint Corp. (c)	4,400	37,533
Total Common Stocks (cost $787,995)		991,565

SHORT TERM INVESTMENTS - 3.7%
Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	5,615	5,615
Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	31,298	31,298
Total Short Term Investments (cost $36,913)		36,913
Total Investments - 103.1% (cost $824,908)		1,028,478
Other Assets and Liabilities, Net - (3.1%)		(30,831)
Total Net Assets - 100.0%		$997,647

Portfolio Composition:	Percentage of Total Investments
Information Technology	30.8%
Consumer Discretionary	22.6
Health Care	15.8
Industrials	9.0
Energy	5.4
Financials	4.0
Telecommunication Services	3.7
Consumer Staples	2.9
Materials	2.2
Short Term Investments	3.6
Total Investments	100.0%

JNL/Invesco Mid Cap Value Fund

	Shares/Par †	Value
COMMON STOCKS - 95.6%
CONSUMER DISCRETIONARY - 12.4%
Advance Auto Parts Inc.	60	$8,146
Ascena Retail Group Inc. (c)	640	10,948
Dana Holding Corp.	378	9,226
Express Inc. (c)	345	5,881
Family Dollar Stores Inc. (e)	89	5,866
Johnson Controls Inc.	250	12,464
		52,531
CONSUMER STAPLES - 3.5%
Avon Products Inc.	145	2,112
ConAgra Foods Inc.	427	12,679
		14,791
ENERGY - 6.5%
AMEC Plc	344	7,138
Newfield Exploration Co. (c)	259	11,450
Williams Cos. Inc.	152	8,877
		27,465
FINANCIALS - 24.3%
ACE Ltd.	79	8,145
American Capital Ltd. (c)	201	3,081
Arthur J Gallagher & Co.	91	4,233
BB&T Corp.	250	9,840
Comerica Inc.	215	10,806
Fidelity National Financial Inc. - Class A (e)	238	7,811
Forest City Enterprises Inc. (c)	550	10,922
Marsh & McLennan Cos. Inc.	162	8,399
Northern Trust Corp.	140	8,961
Stifel Financial Corp. (c)	193	9,135
Willis Group Holdings Plc	154	6,660
Wintrust Financial Corp.	191	8,802
Zions Bancorp	195	5,753
		102,548
HEALTH CARE - 10.4%
Brookdale Senior Living Inc. (c) (e)	251	8,356
CareFusion Corp. (c)	187	8,313
HealthSouth Corp.	288	10,336
PerkinElmer Inc.	145	6,812
Universal Health Services Inc. - Class B	106	10,148
		43,965
INDUSTRIALS - 15.1%
Babcock & Wilcox Co.	272	8,844
Better Place (c) (f)	406	—
Foster Wheeler AG	88	2,991
Ingersoll-Rand Plc	160	10,004
Owens Corning Inc.	202	7,825
Robert Half International Inc.	200	9,549
Snap-On Inc.	97	11,439
Textron Inc.	216	8,277
UTi Worldwide Inc.	459	4,741
		63,670
INFORMATION TECHNOLOGY - 10.8%
Cadence Design Systems Inc. (c)	684	11,961
Ciena Corp. (c) (e)	395	8,547
Citrix Systems Inc. (c)	197	12,300
Diebold Inc.	70	2,820
Teradata Corp. (c)	253	10,164
		45,792
MATERIALS - 5.8%
Eastman Chemical Co.	121	10,574
Sealed Air Corp.	169	5,768
WR Grace & Co. (c)	86	8,104
		24,446
TELECOMMUNICATION SERVICES - 2.8%
tw telecom inc. (c)	296	11,943
UTILITIES - 4.0%
CenterPoint Energy Inc.	162	4,147
Edison International	152	8,855
Oneok Inc.	57	3,847
		16,849
Total Common Stocks (cost $355,684)		404,000

SHORT TERM INVESTMENTS - 8.0%
Investment Companies - 5.0%
JNL Money Market Fund, 0.01% (a) (h)	21,151	21,151
Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	12,608	12,608
Total Short Term Investments (cost $33,759)		33,759
Total Investments - 103.6% (cost $389,443)		437,759
Other Assets and Liabilities, Net - (3.6%)		(15,028)
Total Net Assets - 100.0%		$422,731

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	23.4%
Industrials	14.5
Consumer Discretionary	12.0
Information Technology	10.5
Health Care	10.0
Energy	6.3
Materials	5.6
Utilities	3.9
Consumer Staples	3.4
Telecommunication Services	2.7
Short Term Investments	7.7
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund **

	Shares/Par †	Value
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 12.8%
G-III Apparel Group Ltd. (c)	87	$7,088
Group 1 Automotive Inc.	82	6,909
Jack in the Box Inc.	168	10,031
Sinclair Broadcast Group Inc. - Class A (e)	199	6,905
Tenneco Inc. (c)	105	6,910
WABCO Holdings Inc. (c)	74	7,925
Other Securities		61,222
		106,990
CONSUMER STAPLES - 2.1%
Lancaster Colony Corp.	77	7,290
Other Securities		10,447
		17,737
ENERGY - 7.4%
Dril-Quip Inc. (c)	68	7,382
Energen Corp.	90	8,038
Oasis Petroleum Inc. (c)	160	8,955
Patterson-UTI Energy Inc.	244	8,532
Ultra Petroleum Corp. (c) (e)	284	8,420
Other Securities		20,110
		61,437
FINANCIALS - 9.6%
Protective Life Corp.	121	8,370
Stifel Financial Corp. (c)	177	8,366
SVB Financial Group (c)	66	7,651
Other Securities		55,602
		79,989
HEALTH CARE - 17.8%
Chemed Corp. (e)	80	7,526
Community Health Systems Inc. (c)	153	6,924
Incyte Corp. (c)	130	7,317
InterMune Inc. (c)	215	9,485
Salix Pharmaceuticals Ltd. (c)	58	7,189
Select Medical Holdings Corp.	447	6,980
STERIS Corp.	136	7,290
VCI Inc. (c)	229	8,040
Other Securities		88,357
		149,108
INDUSTRIALS - 16.8%
Acuity Brands Inc.	59	8,117
AO Smith Corp.	172	8,505
Crane Co.	94	7,015
Forward Air Corp.	150	7,181
ITT Corp.	194	9,340
Kirby Corp. (c)	78	9,189
Knight Transportation Inc.	301	7,161
Lincoln Electric Holdings Inc.	118	8,266
Pitney Bowes Inc.	323	8,908
Swift Transporation Co. - Class A (c)	322	8,114
Wabtec Corp.	125	10,338
WESCO International Inc. (c)	79	6,790
Other Securities		41,200
		140,124
INFORMATION TECHNOLOGY - 24.6%
Arris Group Inc. (c)	286	9,318
Aspen Technology Inc. (c)	172	7,986
Cognex Corp. (c)	215	8,247
Conversant Inc. (c)	301	7,641
CoStar Group Inc. (c)	64	10,166
Dealertrack Technologies Inc. (c)	153	6,944
Littelfuse Inc.	82	7,622
Manhattan Associates Inc. (c)	481	16,545
NetScout Systems Inc. (c)	179	7,916
OpenTable Inc. (c)	76	7,855
Power Integrations Inc.	126	7,241
SYNNEX Corp. (c)	120	8,728
Other Securities		99,782
		205,991
MATERIALS - 4.1%
PolyOne Corp.	208	8,772
Other Securities		25,215
		33,987
TELECOMMUNICATION SERVICES - 1.3%
SBA Communications Corp. (c)	110	11,210
UTILITIES - 0.8%
ITC Holdings Corp.	189	6,906
Total Common Stocks (cost $651,687)		813,479

RIGHTS - 0.0%
Community Health Systems Inc. (c)	368	24
Total Rights (cost $24)		24

SHORT TERM INVESTMENTS - 10.1%
Investment Companies - 3.1%
JNL Money Market Fund, 0.01% (a) (h)	26,122	26,122
Securities Lending Collateral - 7.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	58,206	58,206
Total Short Term Investments (cost $84,328)		84,328
Total Investments - 107.4% (cost $736,039)		897,831
Other Assets and Liabilities, Net - (7.4%)		(61,729)
Total Net Assets - 100.0%		$836,102

Portfolio Composition:	Percentage of Total Investments
Information Technology	22.9%
Health Care	16.6
Industrials	15.6
Consumer Discretionary	11.9
Financials	8.9
Energy	6.8
Materials	3.8
Consumer Staples	2.0
Telecommunication Services	1.3
Utilities	0.8
Short Term Investments	9.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Ivy Asset Strategy Fund ** (b)

	Shares/Par †	Value
COMMON STOCKS - 65.6%
CONSUMER DISCRETIONARY - 22.5%
CBS Corp. - Class B	1,014	$62,994
Continental AG	141	32,624
Delta Topco Ltd. (c) (f) (p) (q)	59,271	37,212
Ford Motor Co.	1,933	33,328
Galaxy Entertainment Group Ltd. (c)	20,772	166,020
Las Vegas Sands Corp. (o)	1,230	93,767
Legend Pictures LLC (c) (f) (p) (q) (x)	15	29,228
Media Group Holdings LLC (c) (f) (p) (q) (x)	42,952	70,377
Panasonic Corp.	3,862	46,819
Twenty-First Century Fox Inc. - Class A	997	35,055
Wynn Resorts Ltd.	429	88,971
Other Securities		40,972
		737,367
ENERGY - 6.9%
ConocoPhillips (e)	729	62,472
Occidental Petroleum Corp.	417	42,786
Phillips 66	596	47,964
Plains GP Holdings LP - Class A	1,267	40,541
Other Securities		32,527
		226,290
FINANCIALS - 11.2%
AIA Group Ltd.	17,401	87,431
American International Group Inc.	628	34,271
Goldman Sachs Group Inc.	204	34,074
MetLife Inc.	658	36,581
Nomura Holdings Inc.	5,832	41,307
Swiss Re AG	398	35,437
Wells Fargo & Co.	545	28,661
Other Securities		68,984
		366,746
HEALTH CARE - 3.2%
Amgen Inc.	238	28,172
Other Securities		77,214
		105,386
INDUSTRIALS - 6.3%
Boeing Co.	209	26,527
Caterpillar Inc.	308	33,503
Hutchison Whampoa Ltd.	1,943	26,574
Nielsen NV	1,151	55,710
Precision Castparts Corp.	106	26,704
Other Securities		38,495
		207,513
INFORMATION TECHNOLOGY - 12.3%
Adobe Systems Inc. (c)	375	27,135
Apple Inc.	385	35,745
Applied Materials Inc.	1,931	43,549
Cognizant Technology Solutions Corp. - Class A (c)	702	34,357
Intuit Inc.	417	33,613
Microsoft Corp.	487	20,325
Tencent Holdings Ltd.	2,404	36,572
Texas Instruments Inc.	710	33,926
Other Securities		138,392
		403,614
MATERIALS - 2.4%
Dow Chemical Co.	532	27,351
Other Securities		50,782
		78,133
TELECOMMUNICATION SERVICES - 0.8%
Other Securities		24,082
Total Common Stocks (cost $1,746,120)		2,149,131

PURCHASED OPTIONS - 0.1%
Other Securities		3,712
Total Purchased Options (cost $5,406)		3,712

CORPORATE BONDS AND NOTES - 2.8%
CONSUMER DISCRETIONARY - 2.8%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	$49,706	49,706
Legendary Pictures Funding LLC, 8.00%, 11/09/19 (f) (p) (q)	28,500	28,500
Other Securities		12,055
Total Corporate Bonds and Notes (cost $90,457)		90,261

PRECIOUS METALS - 6.3%
Gold Bullion	155,614	206,857
Total Precious Metals (cost $195,961)		206,857

SHORT TERM INVESTMENTS - 25.4%
Commercial Paper - 21.6%
Abbott Laboratories
0.08%, 07/17/14 (r)	$13,000	13,000
0.11%, 08/18/14 (r)	15,000	14,998
Anheuser-Busch InBev Worldwide Inc.
0.08%, 07/17/14 (r)	11,000	11,000
0.09%, 08/11/14 (r)	10,000	9,999
0.09%, 09/02/14 (r)	10,000	9,997
Apple Inc., 0.07%, 07/29/14 (r)	15,000	14,999
Caterpillar Financial Services Corp., 0.12%, 09/24/14	20,000	19,992
Coca-Cola Co.
0.09%, 07/25/14	15,000	14,999
0.10%, 08/13/14 (r)	10,000	9,999
0.09%, 08/20/14 (r)	25,000	24,996
Essilor International
0.11%, 07/11/14 (r)	7,000	7,000
0.10%, 07/18/14 (r)	15,000	14,999
0.10%, 08/26/14 (r)	20,000	19,997
Microsoft Corp., 0.09%, 08/06/14 (r)	15,000	14,999
Nestle Finance International Ltd.
0.07%, 07/09/14	20,000	20,000
0.09%, 07/21/14	8,304	8,304
PACCAR Financial Corp.
0.07%, 07/07/14	18,000	18,000
0.12%, 09/05/14	10,000	9,997
Procter & Gamble Co.
0.09%, 07/23/14 (r)	10,000	10,000
0.08%, 07/29/14 (r)	15,000	14,999
0.09%, 07/31/14 (r)	15,000	14,999
0.10%, 08/25/14 (r)	50,000	49,994
Toronto Dominion Holdings Inc.
0.11%, 07/08/14 (r)	25,000	24,999
0.13%, 07/11/14 (r)	10,000	10,000
0.10%, 07/22/14 (r)	20,000	19,999
0.10%, 08/11/14 (r)	20,000	19,997
Other Securities		285,319
		707,581
Federal Home Loan Bank - 0.9% (w)
Federal Home Loan Bank
0.11%, 07/30/14	5,000	5,000

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
0.09%, 08/29/14	25,000	24,999
		29,999
Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	39,543	39,543
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	52,208	52,208
		91,751
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	4,983	4,983
Total Short Term Investments (cost $834,328)		834,314
Total Investments - 100.2% (cost $2,872,272)		3,284,275
Other Assets and Liabilities, Net - (0.2%)		(7,587)
Total Net Assets - 100.0%		$3,276,688

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	25.2%
Information Technology	12.3
Financials	11.2
Energy	6.9
Industrials	6.3
Precious Metals	6.3
Health Care	3.2
Materials	2.4
Telecommunication Services	0.7
Purchased Options	0.1
Short Term Investments	25.4
Total Investments	100.0%

JNL/JPMorgan International Value Fund **

	Shares/Par †	Value
COMMON STOCKS - 98.8%
AUSTRALIA - 2.1%
Australia & New Zealand Banking Group Ltd.	342	$10,762
Other Securities		4,193
		14,955
BELGIUM - 1.7%
Solvay SA	73	12,643
CANADA - 0.5%
Other Securities		3,802
CHINA - 0.6%
Other Securities		4,293
DENMARK - 1.0%
Danske Bank A/S	262	7,408
FINLAND - 1.0%
UPM-Kymmene Oyj	419	7,161
FRANCE - 13.8%
AXA SA	390	9,324
BNP Paribas	207	14,072
Cie de Saint-Gobain	177	10,006
GDF Suez	489	13,464
Lafarge SA (e)	122	10,632
Schneider Electric SA	122	11,514
Sodexo SA	91	9,818
Other Securities		21,697
		100,527
GERMANY - 8.1%
BASF SE	109	12,645
Bayer AG	125	17,581
Daimler AG	156	14,565
Deutsche Telekom AG	438	7,683
Other Securities		6,694
		59,168
HONG KONG - 1.5%
Hutchison Whampoa Ltd.	586	8,014
Other Securities		3,003
		11,017
IRELAND - 0.7%
Other Securities		4,686
ITALY - 4.3%
Assicurazioni Generali SpA	313	6,864
Enel SpA	1,705	9,919
ENI SpA	362	9,910
Other Securities		4,755
		31,448
JAPAN - 24.0%
Bridgestone Corp.	242	8,469
Daiwa House Industry Co. Ltd.	397	8,230
Hitachi Ltd.	1,943	14,240
Japan Airlines Co. Ltd.	138	7,602
Japan Tobacco Inc.	373	13,582
KDDI Corp.	168	10,232
Mitsubishi UFJ Financial Group Inc.	3,321	20,386
Nomura Holdings Inc.	1,109	7,858
ORIX Corp.	440	7,294
Ricoh Co. Ltd.	757	9,025
Seven & I Holdings Co. Ltd.	227	9,581
Sumitomo Mitsui Financial Group Inc.	185	7,741
Toyota Motor Corp.	292	17,507
Other Securities		32,840
		174,587
NETHERLANDS - 6.0%
ING Groep NV - CVA (c)	691	9,694
Koninklijke KPN NV (c)	2,645	9,645
Royal Dutch Shell Plc - Class A	592	24,460
		43,799
NORWAY - 2.5%
StatoilHydro ASA	272	8,357
Other Securities		10,002
		18,359
RUSSIAN FEDERATION - 0.5%
Other Securities		3,862
SOUTH KOREA - 1.2%
Other Securities		8,962
SPAIN - 2.2%
Repsol SA	386	10,168
Other Securities		5,636
		15,804
SWEDEN - 1.8%
Electrolux AB	364	9,196
Other Securities		3,517
		12,713
SWITZERLAND - 5.7%
Novartis AG	161	14,604
Roche Holding AG	40	11,980
Zurich Financial Services AG	31	9,387
Other Securities		5,057
		41,028

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TAIWAN - 0.4%
Other Securities		2,895
TURKEY - 0.5%
Other Securities		3,914
UNITED KINGDOM - 18.7%
AstraZeneca Plc	137	10,185
Barclays Plc	2,456	8,945
BG Group Plc	630	13,290
BP Plc	1,334	11,744
HSBC Holdings Plc	2,340	23,737
InterContinental Hotels Group Plc	215	8,887
Rio Tinto Plc	240	12,967
SABMiller Plc	165	9,554
Vodafone Group Plc	4,810	16,078
Other Securities		20,334
		135,721
Total Common Stocks (cost $643,931)		718,752

PREFERRED STOCKS - 0.9%
GERMANY - 0.9%
Other Securities		6,857
Total Preferred Stocks (cost $7,160)		6,857

RIGHTS - 0.0%
SPAIN - 0.0%
Repsol SA (c) (e)	377	257
Total Rights (cost $256)		257

SHORT TERM INVESTMENTS - 2.7%
Investment Companies - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	8,417	8,417
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	10,520	10,520
Total Short Term Investments (cost $18,937)		18,937
Total Investments - 102.4% (cost $670,284)		744,803
Other Assets and Liabilities, Net - (2.4%)		(17,342)
Total Net Assets - 100.0%		$727,461

Portfolio Composition:	Percentage of Total Investments
Financials	27.7%
Consumer Discretionary	12.2
Energy	10.9
Materials	9.3
Industrials	9.1
Health Care	7.3
Telecommunication Services	6.3
Consumer Staples	6.3
Information Technology	4.3
Utilities	4.1
Short Term Investments	2.5
Total Investments	100.0%

JNL/JPMorgan MidCap Growth Fund **

	Shares/Par †	Value
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 24.1%
Advance Auto Parts Inc.	121	$16,258
BorgWarner Inc.	317	20,665
Chipotle Mexican Grill Inc. - Class A (c)	30	17,657
Harley-Davidson Inc.	299	20,864
Hilton Worldwide Holdings Inc. (c)	609	14,197
Michael Kors Holdings Ltd. (c)	293	25,974
Mohawk Industries Inc. (c)	118	16,366
Netflix Inc. (c)	46	20,047
Ralph Lauren Corp. - Class A	141	22,714
Signet Jewelers Ltd.	150	16,600
Tesla Motors Inc. (c)	87	20,933
WABCO Holdings Inc. (c)	134	14,292
Williams-Sonoma Inc.	247	17,715
Other Securities		112,847
		357,129
CONSUMER STAPLES - 0.5%
Other Securities		7,277
ENERGY - 6.3%
Concho Resources Inc. (c)	158	22,845
Laredo Petroleum Holdings Inc. (c)	510	15,797
Plains All American Pipeline LP	289	17,342
Other Securities		37,587
		93,571
FINANCIALS - 11.1%
Affiliated Managers Group Inc. (c)	138	28,407
Aon Plc - Class A	160	14,423
CBRE Group Inc. - Class A (c)	747	23,937
Lazard Ltd. - Class A	406	20,908
Moody’s Corp.	252	22,117
Signature Bank (c)	132	16,706
Other Securities		37,566
		164,064
HEALTH CARE - 12.5%
Agilent Technologies Inc.	310	17,783
Brookdale Senior Living Inc. (c)	425	14,159
Envision Healthcare Holdings Inc. (c)	432	15,499
Humana Inc.	143	18,226
Illumina Inc. (c)	197	35,172
Sirona Dental Systems Inc. (c)	192	15,816
Vertex Pharmaceuticals Inc. (c)	171	16,162
Other Securities		52,048
		184,865
INDUSTRIALS - 19.3%
Acuity Brands Inc.	204	28,148
Canadian Pacific Railway Ltd. (e)	107	19,454
Carlisle Cos. Inc.	192	16,622
Delta Air Lines Inc.	558	21,617
Flowserve Corp.	246	18,290
Fortune Brands Home & Security Inc.	478	19,083
HD Supply Holdings Inc (c)	635	18,039
Hertz Global Holdings Inc. (c)	573	16,070
Kirby Corp. (c)	164	19,176
MSC Industrial Direct Co. - Class A	171	16,316
Pall Corp.	271	23,158
Stericycle Inc. (c)	136	16,088
Other Securities		53,298
		285,359
INFORMATION TECHNOLOGY - 20.5%
Alliance Data Systems Corp. (c)	100	28,237
Amphenol Corp. - Class A	231	22,245
Applied Materials Inc.	1,115	25,145
Autodesk Inc. (c)	307	17,286
Avago Technologies Ltd.	304	21,888
Electronic Arts Inc. (c)	705	25,303

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Lam Research Corp.	227	15,347
NXP Semiconductors NV (c)	230	15,202
Other Securities		132,452
		303,105
MATERIALS - 2.0%
Sherwin-Williams Co.	106	22,015
Other Securities		7,213
		29,228
Total Common Stocks (cost $1,155,350)		1,424,598

SHORT TERM INVESTMENTS - 6.6%
Investment Companies - 3.7%
JNL Money Market Fund, 0.01% (a) (h)	54,047	54,047
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	42,823	42,823
Total Short Term Investments (cost $96,870)		96,870
Total Investments - 102.9% (cost $1,252,220)		1,521,468
Other Assets and Liabilities, Net - (2.9%)		(42,607)
Total Net Assets - 100.0%		$1,478,861

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	23.5%
Information Technology	19.9
Industrials	18.8
Health Care	12.1
Financials	10.8
Energy	6.1
Materials	1.9
Consumer Staples	0.5
Short Term Investments	6.4
Total Investments	100.0%

JNL/JPMorgan U.S. Government & Quality Bond Fund **

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.7%
ACE Securities Corp. REMIC, 0.41%, 02/25/31 (i)	$97	$91
BB-UBS Trust REMIC, 2.89%, 06/05/30 (r)	8,000	7,856
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 2.09%, 08/15/45 (i)	17,548	1,881
CompuCredit Acquired Portfolio Voltage Master Trust, 0.32%, 09/17/18 (i) (p) (q)	17	17
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	19	19
Countrywide Alternative Loan Trust REMIC
0.36%, 07/20/46 (i)	679	462
0.35%, 12/20/46 (i)	1,116	855
Countrywide Home Equity Loan Trust, 0.44%, 02/15/34 (i)	340	305
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	814	835
FDIC Structured Sale Guaranteed Notes REMIC, 1.84%, 04/25/31 (i) (r)	391	393
IndyMac Seconds Asset Backed Trust REMIC, 0.41%, 06/25/36 (i) (p) (q)	825	199
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,745
MASTR Adjustable Rate Mortgages Trust REMIC, 2.25%, 02/25/34 (i)	546	537
Morgan Stanley Capital I Trust REMIC, 4.05%, 07/15/49	1,697	1,825
Morgan Stanley Mortgage Loan Trust REMIC, 2.47%, 10/25/34 (i)	436	437
NCUA Guaranteed Notes Trust REMIC, 1.60%, 10/29/20	1,045	1,051
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	3,539	3,702
Provident Funding Mortgage Loan Trust REMIC, 2.42%, 10/25/35 (i)	224	220
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	2,228	2,233
SACO I Inc. REMIC, 0.41%, 06/25/36 (i) (p) (q)	204	322
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i) (r)	1,737	1,811
Structured Asset Mortgage Investments Inc. REMIC, 0.36%, 08/25/36 (i)	1,075	858
UBS-BAMLL Trust REMIC, 3.66%, 06/10/30 (r)	4,560	4,602
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	1,933	2,213
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	582	601
Wells Fargo Re-REMIC Trust REMIC, 1.75%, 08/20/21 (r)	3,032	3,033
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 03/15/44 (r)	4,750	5,196
Total Non-U.S. Government Agency Asset-Backed Securities (cost $44,314)		44,299

CORPORATE BONDS AND NOTES - 2.9%
CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	682
PepsiCo Inc., 3.00%, 08/25/21	782	793
		1,475
ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22 (e)	666	675
Phillips 66, 4.30%, 04/01/22	912	983
		1,658
FINANCIALS - 2.2%
Bank of America Corp., 5.70%, 01/24/22 (e)	1,490	1,724
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	4,045
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,678
Citigroup Inc., 4.50%, 01/14/22 (e)	3,028	3,285
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	972
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,454
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,734
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,732
Wells Fargo & Co., 1.50%, 07/01/15 (e)	4,639	4,691
		25,315
INDUSTRIALS - 0.1%
ABB Finance USA Inc., 2.88%, 05/08/22	571	567
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,021
		1,588
INFORMATION TECHNOLOGY - 0.1%
Intel Corp., 3.30%, 10/01/21 (e)	1,279	1,324
TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17 (e)	1,067	1,073

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
UTILITIES - 0.2%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,233
Virginia Electric and Power Co., 2.95%, 01/15/22	870	879
		2,112
Total Corporate Bonds and Notes (cost $33,130)		34,545

GOVERNMENT AND AGENCY OBLIGATIONS - 90.6%
GOVERNMENT SECURITIES - 40.6%
Federal Farm Credit Bank - 1.4% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	7,978
5.75%, 12/07/28	7,000	8,862
		16,840
Federal Home Loan Bank - 1.4% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	11,132
5.25%, 12/11/20	4,500	5,331
		16,463
Federal National Mortgage Association - 3.1% (w)
Federal National Mortgage Association
Principal Only, 0.00%, 10/09/19 (j)	30,000	26,356
Principal Only, 0.00%, 11/15/20 (j)	9,000	7,709
Principal Only, 0.00%, 03/23/28 (j)	4,000	2,433
		36,498
Sovereign - 6.5%
Financing Corp. Fico Principal Strip
Principal Only, 0.00%, 11/30/17 (j)	9,200	8,788
Principal Only, 0.00%, 11/30/17 (j)	8,600	8,215
Israel Government AID Bond
0.00%, 09/15/19 (j)	20,000	17,953
0.00%, 11/01/21 (j)	10,000	8,234
Other Securities		33,678
		76,868
Treasury Inflation Index Securities - 0.9%
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/26 - 01/15/27 (n)	8,550	10,175
U.S. Treasury Securities - 27.3%
U.S. Treasury Bond
5.25%, 11/15/28	20,000	25,594
5.25%, 02/15/29	10,000	12,806
5.38%, 02/15/31	33,000	43,277
3.75%, 08/15/41	10,000	10,841
Interest Only, 8.13%,08/15/21	25,000	21,287
U.S. Treasury Note
2.00%, 04/30/16 (e)	25,000	25,735
4.63%, 02/15/17	22,000	24,243
2.75%, 05/31/17	20,000	21,092
4.75%, 08/15/17	17,000	18,999
3.38%, 11/15/19	25,000	27,158
1.00%, 11/30/19	10,000	9,610
2.63%, 08/15/20	30,000	31,209
2.63%, 11/15/20	25,000	25,961
2.00%, 11/15/21	25,000	24,678
		322,490
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 50.0%
Federal Home Loan Mortgage Corp. - 22.0%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	6	6
4.50% - 7.00%, 11/01/28 - 10/01/40	3,570	3,950
2.38% - 2.77%, 12/01/35 - 01/01/37 (i)	1,489	1,591
5.50%, 07/01/38	7,420	8,277
3.00%, 07/15/42	35,770	35,547
REMIC, 4.50% - 5.00%, 01/15/18 - 06/15/24	17,326	18,479
REMIC, 4.50%, 10/15/19	7,645	8,119
REMIC, 5.00%, 05/15/22	8,463	9,293
REMIC, 4.00%, 07/15/23	9,300	10,046
REMIC, 5.00%, 07/15/23	8,620	9,383
REMIC, 5.50%, 01/15/26	6,932	7,693
REMIC, 3.50%, 02/15/26	20,000	20,683
REMIC, 3.50%, 06/15/26	15,400	16,044
REMIC, 3.50% - 6.00%, 06/15/26 - 07/15/40	60,508	65,288
REMIC, 5.50%, 01/15/27	7,000	7,666
REMIC, 3.00%, 04/15/31	16,255	16,547
REMIC, 2.00%, 03/15/33	9,122	8,939
REMIC, 3.50%, 01/15/41	12,000	11,609
		259,160
Federal National Mortgage Association - 21.8%
Federal National Mortgage Association
12.00% - 12.50%, 09/20/15 - 01/15/16	2	2
5.00% - 11.50%, 02/01/19 - 08/01/20	114	121
3.27%, 01/01/22	9,619	10,093
4.00% - 8.00%, 02/01/25 - 12/01/36	16,154	17,830
6.00%, 07/01/36	8,040	9,192
5.00%, 12/01/39	13,996	15,866
5.00%, 11/01/40	13,827	15,415
REMIC, 4.00% - 5.00%, 05/25/18 - 07/25/23	17,688	18,811
REMIC, 5.00%, 12/25/22	11,111	12,133
REMIC, 4.00%, 08/25/23	16,891	18,233
REMIC, 3.50% - 7.50%, 10/25/24 - 12/25/49	32,055	35,137
REMIC, 4.00%, 03/25/25	12,366	13,346
REMIC, 4.00%, 04/25/30	25,000	26,493
REMIC, 3.50%, 01/25/32	10,000	10,193
REMIC, 4.50%, 05/25/34	15,096	16,162
REMIC, 0.00%, 04/25/36 (j)	2,303	2,159
REMIC, 6.00% - 11.25%, 02/25/37 - 02/25/40 (i)	3,655	4,007
REMIC, 4.00%, 05/25/38	19,036	20,234
REMIC, 3.00%, 04/25/42	12,123	12,000
REMIC, Interest Only, 6.40%, 10/25/27 (i)	4,185	157
		257,584
Government National Mortgage Association - 6.2%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,714	1,970
REMIC, 3.00% - 6.50%, 09/16/24 - 04/20/39	25,324	27,276
REMIC, 4.00%, 11/20/38	15,000	15,759
REMIC, 4.50%, 06/20/39	10,000	10,777
REMIC, 5.00%, 05/20/40	11,810	13,162
REMIC, Interest Only, 5.98% - 6.25%, 05/16/38 - 07/20/41 (i)	19,613	3,614
		72,558
Total Government and Agency Obligations (cost $1,019,868)		1,068,636

SHORT TERM INVESTMENTS - 3.0%
Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	27,924	27,924
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	7,253	7,253
Total Short Term Investments (cost $35,177)		35,177
Total Investments - 100.2% (cost $1,132,489)		1,182,657
Other Assets and Liabilities, Net - (0.2%)		(2,681)
Total Net Assets - 100.0%		$1,179,976

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	50.0%
Government Securities	40.5
Non-U.S. Government Agency ABS	3.6
Financials	2.2
Utilities	0.2
Energy	0.1
Industrials	0.1
Consumer Staples	0.1
Information Technology	0.1
Telecommunication Services	0.1
Short Term Investments	3.0
Total Investments	100.0%

JNL/Lazard Emerging Markets Fund **

	Shares/Par †	Value
COMMON STOCKS - 96.6%
ARGENTINA - 1.3%
YPF SA - ADR - Class D	608	$19,862
BRAZIL - 15.7%
AMBEV SA - ADR	2,370	16,686
Banco do Brasil SA	4,442	49,857
BB Seguridade Participacoes SA	1,828	26,706
CCR SA	1,556	12,713
Cielo SA	1,721	35,471
Cielo SA - ADR	354	7,324
Localiza Rent a Car SA	874	14,377
Natura Cosmeticos SA	703	11,937
Souza Cruz SA	1,503	15,590
Vale SA - ADR (e)	826	10,930
Vale SA - ADR Preferred	253	3,006
Via Varejo SA (c)	1,085	12,050
Other Securities		29,553
		246,200
CHINA - 13.1%
Baidu.com - ADR - Class A (c)	162	30,280
China Construction Bank Corp. - Class H	56,755	42,921
China Mobile Ltd. - ADR (e)	553	26,883
China Shenhua Energy Co. Ltd. - Class H	4,037	11,662
CNOOC Ltd.	11,996	21,565
NetEase.com - ADR (e)	350	27,401
Other Securities		44,983
		205,695
COLOMBIA - 3.1%
Pacific Rubiales Energy Corp.	2,266	46,034
Other Securities		3,196
		49,230
EGYPT - 0.8%
Commercial International Bank Egypt SAE - GDR	2,637	12,839
GREECE - 0.3%
Other Securities		4,505
HONG KONG - 0.2%
Other Securities		3,901
HUNGARY - 0.9%
OTP Bank Plc (e)	729	14,009
INDIA - 6.2%
Axis Bank Ltd.	744	23,746
Punjab National Bank	1,076	17,758
Tata Consultancy Services Ltd.	589	23,758
Other Securities		32,189
		97,451
INDONESIA - 5.7%
Bank Mandiri Persero Tbk PT	30,969	25,364
Telekomunikasi Indonesia PT - ADR	654	27,230
United Tractors Tbk PT	7,345	14,333
Other Securities		23,428
		90,355
MACAU - 1.5%
Wynn Macau Ltd.	4,732	18,535
Other Securities		4,677
		23,212
MEXICO - 1.9%
Other Securities		30,178
PAKISTAN - 1.3%
Pakistan Petroleum Ltd.	5,214	11,854
Other Securities		8,644
		20,498
PERU - 0.2%
Other Securities		2,954
PHILIPPINES - 1.4%
Philippine Long Distance Telephone Co. - ADR	327	22,044
RUSSIAN FEDERATION - 10.8%
Gazprom OAO - ADR	3,610	31,371
Lukoil OAO - ADR	216	12,875
MegaFon OAO - GDR (r)	564	17,756
Mobile Telesystems OJSC - ADR	1,530	30,200
Sberbank of Russia - ADR	4,541	45,887
Other Securities		31,120
		169,209
SOUTH AFRICA - 7.2%
Shoprite Holdings Ltd.	1,124	16,284
Standard Bank Group Ltd.	965	13,158
Tiger Brands Ltd.	413	11,907
Other Securities		71,504
		112,853
SOUTH KOREA - 12.0%
Hanwha Life Insurance Co. Ltd.	2,541	16,219
Hyundai Mobis	50	14,074
KB Financial Group Inc.	524	18,226
KT&G Corp.	238	21,068
Samsung Electronics Co. Ltd.	40	51,585
Shinhan Financial Group Co. Ltd.	706	32,568
SK Hynix Inc. (c)	549	26,349
Other Securities		9,180
		189,269
SWEDEN - 0.4%
Other Securities		6,225

TAIWAN - 5.1%
Hon Hai Precision Industry Co. Ltd.	1,369	4,590
Hon Hai Precision Industry Co. Ltd. - GDR	2,325	15,462
Taiwan Semiconductor Manufacturing Co. Ltd.	3,156	13,355
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)	1,844	39,437
Other Securities		6,929
		79,773
THAILAND - 2.0%
CP ALL PCL	7,755	11,473

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		19,531
		31,004
TURKEY - 5.0%
KOC Holding A/S	3,672	18,021
KOC Holding A/S - ADR	267	6,483
Turkcell Iletisim Hizmetleri A/S (c)	2,071	12,960
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	252	3,935
Turkiye Is Bankasi SA - Class C	7,199	19,476
Other Securities		18,310
		79,185
UNITED KINGDOM - 0.5%
Other Securities		8,605
Total Common Stocks (cost $1,390,036)		1,519,056

PREFERRED STOCKS - 0.3%
BRAZIL - 0.3%
Other Securities		4,052
Total Preferred Stocks (cost $5,261)		4,052

SHORT TERM INVESTMENTS - 8.5%
Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	44,792	44,792
Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	89,630	89,630
Total Short Term Investments (cost $134,422)		134,422
Total Investments - 105.4% (cost $1,529,719)		1,657,530
Other Assets and Liabilities, Net - (5.4%)		(85,229)
Total Net Assets - 100.0%		$1,572,301

Portfolio Composition:	Percentage of Total Investments
Financials	26.3%
Information Technology	17.4
Energy	12.3
Telecommunication Services	9.0
Consumer Staples	8.6
Industrials	6.8
Consumer Discretionary	6.7
Materials	3.9
Utilities	0.6
Health Care	0.3
Short Term Investments	8.1
Total Investments	100.0%

JNL/Mellon Capital Emerging Markets Index Fund **

	Shares/Par †	Value
COMMON STOCKS - 90.5%
BRAZIL - 6.2%
AMBEV SA	887	$6,277
Banco Bradesco SA	118	1,724
BRF SA	120	2,919
Cielo SA	130	2,684
Petroleo Brasileiro SA	553	4,052
Vale SA	245	3,245
Other Securities		28,416
		49,317
CHILE - 1.4%
Other Securities		11,067
CHINA - 13.8%
Bank of China Ltd. - Class H	15,094	6,758
China Construction Bank Corp. - Class H	13,662	10,332
China Life Insurance Co. Ltd. - Class H (e)	1,418	3,711
China Mobile Ltd.	1,141	11,087
China Petroleum & Chemical Corp. - Class H	4,844	4,606
CNOOC Ltd.	3,393	6,100
Industrial & Commercial Bank of China Ltd. - Class H	13,973	8,835
PetroChina Co. Ltd. - Class H	4,008	5,042
Ping an Insurance Group Co. of China Ltd. - Class H	391	3,023
Other Securities		50,194
		109,688
COLOMBIA - 0.7%
Cemex Latam Holdings SA (c)	29	288
Other Securities		5,472
		5,760
CZECH REPUBLIC - 0.2%
Other Securities		1,830
EGYPT - 0.2%
Other Securities		1,494
GREECE - 0.8%
Other Securities		6,001
HONG KONG - 4.0%
Tencent Holdings Ltd.	965	14,683
Other Securities		16,805
		31,488
HUNGARY - 0.2%
Other Securities		1,781
INDIA - 6.6%
Housing Development Finance Corp.	282	4,658
Infosys Ltd.	87	4,701
Reliance Industries Ltd.	246	4,159
Tata Consultancy Services Ltd.	90	3,626
Other Securities		35,320
		52,464
INDONESIA - 2.4%
Other Securities		18,954
MALAYSIA - 3.7%
Public Bank Bhd	472	2,879
Other Securities		26,565
		29,444
MEXICO - 4.2%
America Movil SAB de CV - Class L	6,461	6,713
Fomento Economico Mexicano SAB de CV	371	3,476
Grupo Financiero Banorte SAB de CV	459	3,284
Wal-Mart de Mexico SAB de CV - Class V	971	2,604
Other Securities		17,051
		33,128
PERU - 0.3%
Other Securities		2,368
PHILIPPINES - 1.0%
Other Securities		7,546
POLAND - 1.6%
Other Securities		12,567

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
QATAR - 0.4%
Other Securities		3,173
RUSSIAN FEDERATION - 5.0%
Gazprom OAO (c)	2,234	9,774
Lukoil OAO	97	5,827
Magnit OJSC - GDR	48	2,822
Sberbank of Russia	2,060	5,130
Other Securities		16,100
		39,653
SOUTH AFRICA - 7.3%
MTN Group Ltd.	319	6,715
Naspers Ltd. - Class N	75	8,777
Sasol Ltd.	105	6,218
Standard Bank Group Ltd.	233	3,179
Other Securities		32,878
		57,767
SOUTH KOREA - 14.3%
Hyundai Mobis	13	3,640
Hyundai Motor Co.	29	6,618
Kia Motors Corp.	48	2,711
LG Chem Ltd.	8	2,476
NHN Corp.	5	4,364
POSCO Inc.	13	3,739
Samsung Electronics Co. Ltd.	21	27,148
Shinhan Financial Group Co. Ltd.	81	3,744
SK Hynix Inc. (c)	107	5,158
Other Securities		54,048
		113,646
TAIWAN - 11.8%
Delta Electronics Inc.	350	2,549
Hon Hai Precision Industry Co. Ltd.	2,114	7,087
MediaTek Inc.	268	4,531
Taiwan Semiconductor Manufacturing Co. Ltd.	4,634	19,611
Other Securities		59,789
		93,567
THAILAND - 2.1%
Other Securities		16,873
TURKEY - 1.6%
Other Securities		13,034
UNITED ARAB EMIRATES - 0.5%
Other Securities		3,701
UNITED KINGDOM - 0.1%
Other Securities		494
UNITED STATES OF AMERICA - 0.1%
Other Securities		947
Total Common Stocks (cost $677,261)		717,752

PREFERRED STOCKS - 6.5%
BRAZIL - 4.3%
Banco Bradesco SA	397	5,769
Itau Unibanco Holding SA	520	7,488
Petroleo Brasileiro SA	796	6,230
Vale SA	358	4,258
Other Securities		10,321
		34,066
CHILE - 0.1%
Other Securities		683
COLOMBIA - 0.3%
Other Securities		2,276
MEXICO - 0.8%
Cemex SAB de CV	2,161	2,860
Grupo Televisa SAB	493	3,379
		6,239
RUSSIAN FEDERATION - 0.2%
Sberbank of Russia	179	364
Other Securities		1,676
		2,040
SOUTH KOREA - 0.8%
Hyundai Motor Co.	4	657
Hyundai Motor Co.	7	1,096
LG Chem Ltd.	2	296
Samsung Electronics Co. Ltd.	4	4,038
		6,087
Total Preferred Stocks (cost $53,206)		51,391
RIGHTS - 0.0%
CHILE - 0.0%
Other Securities		2
MALAYSIA - 0.0%
Public Bank Bhd (c)	47	81
Total Rights (cost $0)		83

SHORT TERM INVESTMENTS - 4.7%
Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	17,824	17,824
Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	17,901	17,901
Treasury Securities - 0.2%
Other Securities		1,430
Total Short Term Investments (cost $37,155)		37,155
Total Investments - 101.7% (cost $767,622)		806,381
Other Assets and Liabilities, Net - (1.7%)		(13,714)
Total Net Assets - 100.0%		$792,667

Portfolio Composition:	Percentage of Total Investments
Financials	26.0%
Information Technology	16.0
Energy	10.0
Materials	8.8
Consumer Discretionary	8.8
Consumer Staples	7.7
Telecommunication Services	6.6
Industrials	6.4
Utilities	3.4
Health Care	1.7
Short Term Investments	4.6
Total Investments	100.0%

JNL/Mellon Capital European 30 Fund

	Shares/Par †	Value
COMMON STOCKS - 99.0%
BELGIUM - 6.2%
Belgacom SA (e)	334	$11,100
Colruyt SA	178	9,052
		20,152

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FRANCE - 9.7%
Alstom SA	277	10,048
SCOR SE	280	9,648
Total SA	165	11,929
		31,625
GERMANY - 9.7%
Bayerische Motoren Werke AG	86	10,856
Deutsche Lufthansa AG	470	10,081
Hannover Rueck SE	117	10,494
		31,431
ITALY - 10.0%
ENI SpA	414	11,321
Snam Rete Gas SpA	1,790	10,781
Terna Rete Elettrica Nazionale SpA (e)	1,978	10,422
		32,524
NETHERLANDS - 9.5%
Koninklijke Ahold NV	510	9,567
Koninklijke KPN NV (c)	2,976	10,852
Wolters Kluwer NV	348	10,321
		30,740
PORTUGAL - 4.2%
Energias de Portugal SA	2,698	13,537
SWEDEN - 9.6%
Hexagon AB - Class B	318	10,247
Lundin Petroleum AB (c)	509	10,283
Nordea Bank AB	746	10,522
		31,052
SWITZERLAND - 13.7%
Aryzta AG	128	12,169
Novartis AG	124	11,256
Swisscom AG	19	10,910
Zurich Financial Services AG	34	10,334
		44,669
UNITED KINGDOM - 26.4%
Admiral Group Plc	459	12,154
Aviva Plc	1,352	11,799
BAE Systems Plc	1,387	10,270
Centrica Plc	1,738	9,286
National Grid Plc	754	10,857
Reed Elsevier Plc	663	10,651
Scottish & Southern Energy Plc	443	11,879
Tesco Plc	1,814	8,815
		85,711
Total Common Stocks (cost $302,464)		321,441

SHORT TERM INVESTMENTS - 2.0%
Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	2,702	2,702
Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	3,859	3,859
Total Short Term Investments (cost $6,561)		6,561
Total Investments - 101.0% (cost $309,025)		328,002
Other Assets and Liabilities, Net - (1.0%)		(3,341)
Total Net Assets - 100.0%		$324,661

Portfolio Composition:	Percentage of Total Investments
Utilities	20.4%
Financials	19.8
Industrials	12.4
Consumer Staples	12.1
Energy	10.2
Telecommunication Services	10.0
Consumer Discretionary	9.7
Health Care	3.4
Short Term Investments	2.0
Total Investments	100.0%

JNL/Mellon Capital Pacific Rim 30 Fund

	Shares/Par †	Value
COMMON STOCKS - 97.4%
AUSTRALIA - 18.5%
AGL Energy Ltd.	401	$5,855
Caltex Australia Ltd.	308	6,263
Insurance Australia Group Ltd.	1,045	5,754
Metcash Ltd. (e)	1,934	4,815
Toll Holdings Ltd. (e)	1,056	5,081
Woodside Petroleum Ltd.	159	6,167
		33,935
HONG KONG - 17.0%
Cheung Kong Holdings Ltd.	346	6,138
CLP Holdings Ltd.	693	5,693
First Pacific Co. Ltd.	4,966	5,543
NWS Holdings Ltd.	3,549	6,585
PCCW Ltd.	12,184	7,263
		31,222
JAPAN - 47.0%
Air Water Inc.	389	6,227
Aozora Bank Ltd.	1,879	6,178
Central Japan Railway Co.	46	6,509
Marubeni Corp.	745	5,453
Mitsubishi Corp.	278	5,793
Mitsui & Co. Ltd.	384	6,159
Nippon Steel Corp.	1,609	5,154
Osaka Gas Co. Ltd.	1,360	5,715
Resona Holdings Inc.	1,034	6,028
Sojitz Corp.	2,988	5,284
Sumitomo Corp.	428	5,780
Tokyo Electric Power Co. Inc. (c)	1,089	4,524
Tokyo Gas Co. Ltd.	1,091	6,372
Toyo Suisan Kaisha Ltd.	177	5,456
West Japan Railway Co.	124	5,475
		86,107
SINGAPORE - 14.9%
Jardine Cycle & Carriage Ltd.	190	6,753
Olam International Ltd. (e)	4,558	9,431
Singapore Telecommunications Ltd.	1,925	5,950
Wilmar International Ltd. (e)	2,028	5,191
		27,325
Total Common Stocks (cost $161,957)		178,589

INVESTMENT COMPANIES - 2.4%
Vanguard MSCI Pacific ETF (e)	72	4,453
Total Investment Companies (cost $4,432)		4,453

SHORT TERM INVESTMENTS - 6.3%
Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	619	619

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	10,986	10,986
Total Short Term Investments (cost $11,605)		11,605
Total Investments - 106.1% (cost $177,994)		194,647
Other Assets and Liabilities, Net - (6.1%)		(11,197)
Total Net Assets - 100.0%		$183,450

Portfolio Composition:	Percentage of Total Investments
Industrials	26.8%
Financials	15.2
Utilities	14.5
Consumer Staples	12.8
Telecommunication Services	6.8
Energy	6.4
Materials	5.8
Consumer Discretionary	3.5
Investment Companies	2.3
Short Term Investments	5.9
Total Investments	100.0%

JNL/Mellon Capital S&P 500 Index Fund **

	Shares/Par †	Value
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 11.7%
Amazon.com Inc. (c)	75	$24,275
Comcast Corp. - Class A	524	28,108
Home Depot Inc.	276	22,336
McDonald’s Corp.	199	20,050
Walt Disney Co.	327	28,068
Other Securities		296,515
		419,352
CONSUMER STAPLES - 9.3%
Altria Group Inc.	401	16,821
Coca-Cola Co. (e)	761	32,234
Coca-Cola Enterprises Inc.	50	2,375
CVS Caremark Corp.	236	17,790
PepsiCo Inc.	306	27,326
Philip Morris International Inc.	317	26,752
Procter & Gamble Co.	544	42,767
Wal-Mart Stores Inc.	325	24,403
Other Securities		142,578
		333,046
ENERGY - 10.5%
Chevron Corp.	383	50,017
ConocoPhillips	247	21,140
Exxon Mobil Corp.	867	87,254
Occidental Petroleum Corp.	160	16,401
Schlumberger Ltd.	263	30,978
Other Securities		172,079
		377,869
FINANCIALS - 15.4%
American Express Co.	183	17,329
American International Group Inc.	292	15,941
Bank of America Corp.	2,122	32,613
Bank of New York Mellon Corp. (a)	228	8,562
Berkshire Hathaway Inc. - Class B (c)	362	45,868
Citigroup Inc.	610	28,725
JPMorgan Chase & Co.	760	43,795
U.S. Bancorp (e)	367	15,892
Wells Fargo & Co.	965	50,707
Other Securities		295,695
		555,127
HEALTH CARE - 13.0%
AbbVie Inc.	320	18,042
Amgen Inc.	152	17,978
Bristol-Myers Squibb Co.	333	16,177
Gilead Sciences Inc. (c)	309	25,632
Johnson & Johnson	569	59,577
Merck & Co. Inc.	590	34,157
Pfizer Inc.	1,281	38,029
UnitedHealth Group Inc.	198	16,203
Other Securities		240,555
		466,350
INDUSTRIALS - 10.3%
3M Co.	127	18,155
Boeing Co.	137	17,433
General Electric Co.	2,019	53,047
Union Pacific Corp.	183	18,214
United Technologies Corp.	169	19,545
Other Securities		243,553
		369,947
INFORMATION TECHNOLOGY - 18.4%
Apple Inc.	1,216	113,021
Cisco Systems Inc.	1,035	25,723
Facebook Inc. - Class A (c)	346	23,284
Google Inc. - Class A (c)	57	33,335
Google Inc. - Class C (c)	57	32,800
Intel Corp.	999	30,864
International Business Machines Corp.	192	34,776
Microsoft Corp.	1,515	63,193
Oracle Corp.	696	28,194
QUALCOMM Inc.	340	26,907
Visa Inc. - Class A	102	21,470
Other Securities		227,020
		660,587
MATERIALS - 3.4%
Other Securities		121,577
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	1,045	36,964
Verizon Communications Inc.	834	40,787
Other Securities		11,430
		89,181
UTILITIES - 3.1%
Other Securities		113,168
Total Common Stocks (cost $2,483,715)		3,506,204

SHORT TERM INVESTMENTS - 4.3%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	75,211	75,211
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	76,130	76,130
Treasury Securities - 0.1%
Other Securities		3,760
Total Short Term Investments (cost $155,101)		155,101
Total Investments - 101.9% (cost $2,638,816)		3,661,305
Other Assets and Liabilities, Net - (1.9%)		(69,720)
Total Net Assets - 100.0%		$3,591,585

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Information Technology	18.1%
Financials	15.2
Health Care	12.7
Consumer Discretionary	11.5
Energy	10.3
Industrials	10.1
Consumer Staples	9.1
Materials	3.3
Utilities	3.1
Telecommunication Services	2.4
Short Term Investments	4.2
Total Investments	100.0%

JNL/Mellon Capital S&P 400 MidCap Index Fund **

	Shares/Par †	Value
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 12.6%
Advance Auto Parts Inc.	80	$10,735
Foot Locker Inc.	158	8,015
HanesBrands Inc.	109	10,690
Jarden Corp. (c)	130	7,703
LKQ Corp. (c)	329	8,791
Polaris Industries Inc.	72	9,362
Signet Jewelers Ltd.	87	9,675
Other Securities		163,705
		228,676
CONSUMER STAPLES - 3.4%
Church & Dwight Co. Inc.	148	10,369
Energizer Holdings Inc.	67	8,213
Hillshire Brands Co.	134	8,341
Other Securities		34,710
		61,633
ENERGY - 5.2%
HollyFrontier Corp.	217	9,469
Oceaneering International Inc.	118	9,206
Other Securities		76,779
		95,454
FINANCIALS - 21.2%
Alleghany Corp. (c)	18	7,873
Arthur J Gallagher & Co.	171	7,990
Everest Re Group Ltd.	50	8,001
Federal Realty Investment Trust	73	8,875
New York Community Bancorp Inc. (e)	483	7,721
Realty Income Corp. (e)	241	10,727
SL Green Realty Corp.	104	11,386
UDR Inc.	274	7,857
Other Securities		315,077
		385,507
HEALTH CARE - 9.3%
Endo International Plc (c)	153	10,697
Henry Schein Inc. (c)	93	11,047
Hologic Inc. (c)	302	7,646
Idexx Laboratories Inc. (c)	56	7,420
Mettler-Toledo International Inc. (c)	32	8,014
Omnicare Inc.	107	7,150
ResMed Inc. (e)	153	7,724
Salix Pharmaceuticals Ltd. (c)	69	8,535
Universal Health Services Inc. - Class B	98	9,391
Other Securities		90,959
		168,583
INDUSTRIALS - 17.0%
B/E Aerospace Inc. (c)	108	9,981
Fortune Brands Home & Security Inc.	181	7,239
Hubbell Inc. - Class B	59	7,241
JB Hunt Transport Services Inc.	100	7,367
Kirby Corp. (c)	62	7,288
Manpower Inc.	87	7,376
Towers Watson & Co. - Class A	69	7,205
Trinity Industries Inc.	169	7,394
United Rentals Inc. (c)	106	11,109
Wabtec Corp.	105	8,692
Other Securities		228,099
		308,991
INFORMATION TECHNOLOGY - 15.8%
Ansys Inc. (c)	101	7,669
Equinix Inc. (c)	54	11,414
Skyworks Solutions Inc.	207	9,712
Trimble Navigation Ltd. (c)	285	10,513
Other Securities		247,703
		287,011
MATERIALS - 7.4%
Ashland Inc.	79	8,600
Packaging Corp. of America	107	7,672
Rock-Tenn Co. - Class A	78	8,270
Other Securities		109,633
		134,175
TELECOMMUNICATION SERVICES - 0.5%
Other Securities		8,864
UTILITIES - 4.7%
Alliant Energy Corp.	121	7,371
MDU Resources Group Inc.	209	7,342
National Fuel Gas Co.	92	7,182
OGE Energy Corp.	217	8,493
Other Securities		55,313
		85,701
Total Common Stocks (cost $1,306,636)		1,764,595

SHORT TERM INVESTMENTS - 7.8%
Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	43,981	43,981
Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	95,821	95,821
Treasury Securities - 0.1%
Other Securities		2,445
Total Short Term Investments (cost $142,247)		142,247
Total Investments - 104.9% (cost $1,448,883)		1,906,842
Other Assets and Liabilities, Net - (4.9%)		(88,725)
Total Net Assets - 100.0%		$1,818,117

Portfolio Composition:	Percentage of Total Investments
Financials	20.2%
Industrials	16.2
Information Technology	15.1
Consumer Discretionary	12.0
Health Care	8.8
Materials	7.0
Energy	5.0
Utilities	4.5
Consumer Staples	3.2
Telecommunication Services	0.5
Short Term Investments	7.5
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Mellon Capital Small Cap Index Fund **

	Shares/Par †	Value
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 13.1%
Brunswick Corp.	100	$4,197
Buffalo Wild Wings Inc. (c)	20	3,337
Dana Holding Corp.	167	4,080
Tenneco Inc. (c)	65	4,262
Other Securities		232,463
		248,339
CONSUMER STAPLES - 3.1%
Darling Ingredients Inc. (c)	173	3,607
United Natural Foods Inc. (c)	54	3,504
Other Securities		52,787
		59,898
ENERGY - 6.3%
Carrizo Oil & Gas Inc. (c)	48	3,357
Diamondback Energy Inc. (c)	40	3,529
Kodiak Oil & Gas Corp. (c)	284	4,132
Rosetta Resources Inc. (c)	67	3,653
SemGroup Corp. - Class A	46	3,612
Other Securities		101,423
		119,706
FINANCIALS - 22.6%
CNO Financial Group Inc.	232	4,135
FirstMerit Corp.	179	3,539
Highwoods Properties Inc.	96	4,028
Investors Bancorp Inc.	371	4,095
LaSalle Hotel Properties	111	3,913
MGIC Investment Corp. (c)	360	3,326
Prosperity Bancshares Inc.	74	4,636
RLJ Lodging Trust	142	4,088
Other Securities		396,175
		427,935
HEALTH CARE - 12.9%
Cepheid Inc. (c)	74	3,555
HealthSouth Corp.	95	3,412
InterMune Inc. (c)	105	4,651
Isis Pharmaceuticals Inc. (c) (e)	124	4,264
NPS Pharmaceuticals Inc. (c)	113	3,735
Pacira Pharmaceuticals Inc. (c)	38	3,466
STERIS Corp.	64	3,406
Team Health Holdings Inc. (c)	75	3,744
Theravance Biopharma Inc. (c)	24	763
Theravance Inc. (c)	84	2,494
WellCare Health Plans Inc. (c)	47	3,509
Other Securities		208,097
		245,096
INDUSTRIALS - 14.4%
Belden Inc.	46	3,633
CLARCOR Inc.	54	3,350
Curtiss-Wright Corp.	51	3,347
EnerSys Inc.	50	3,442
Esterline Technologies Corp. (c)	34	3,931
Generac Holdings Inc. (c)	73	3,536
HEICO Corp.	71	3,681
Moog Inc. - Class A (c)	47	3,456
Teledyne Technologies Inc. (c)	40	3,885
Woodward Governor Co.	71	3,549
Other Securities		237,735
		273,545
INFORMATION TECHNOLOGY - 17.1%
Aspen Technology Inc. (c)	98	4,556
Cognex Corp. (c)	94	3,608
FEI Co.	45	4,085
Synaptics Inc. (c) (e)	38	3,464
Ultimate Software Group Inc. (c)	30	4,199
WEX Inc. (c)	41	4,335
Other Securities		299,448
		323,695
MATERIALS - 5.0%
Axiall Corp.	75	3,522
Graphic Packaging Holding Co. (c)	342	4,002
PolyOne Corp.	100	4,226
Other Securities		83,081
		94,831
TELECOMMUNICATION SERVICES - 0.8%
Other Securities		14,509
UTILITIES - 3.3%
Cleco Corp.	64	3,792
Dynegy Inc. (c)	107	3,721
Other Securities		55,910
		63,423
Total Common Stocks (cost $1,434,423)		1,870,977

RIGHTS - 0.0%
Other Securities		—
Total Rights (cost $0)		—

WARRANTS - 0.0%
Other Securities		—
Total Warrants (cost $0)		—

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 12.1%
Investment Company - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	23,043	23,043
Securities Lending Collateral - 10.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	204,535	204,535
Treasury Securities - 0.1%
Other Securities		1,130
Total Short Term Investments (cost $228,708)		228,708
Total Investments - 110.7% (cost $1,663,131)		2,099,685
Other Assets and Liabilities, Net - (10.7%)		(203,688)
Total Net Assets - 100.0%		$1,895,997

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	20.4%
Information Technology	15.4
Industrials	13.0
Consumer Discretionary	11.8
Health Care	11.7
Energy	5.7
Materials	4.5
Utilities	3.0
Consumer Staples	2.9
Telecommunication Services	0.7
Short Term Investments	10.9
Total Investments	100.0%

JNL/Mellon Capital International Index Fund **

	Shares/Par †	Value
COMMON STOCKS - 97.1%
AUSTRALIA - 7.5%
Australia & New Zealand Banking Group Ltd.	481	$15,115
BHP Billiton Ltd.	563	19,201
Commonwealth Bank of Australia	283	21,552
National Australia Bank Ltd. (e)	411	12,718
Rio Tinto Ltd.	76	4,256
Westpac Banking Corp.	545	17,429
Other Securities		94,809
		185,080
AUSTRIA - 0.3%
Other Securities		6,628
BELGIUM - 1.2%
Anheuser-Busch InBev NV	141	16,177
Other Securities		13,310
		29,487
DENMARK - 1.5%
Novo Nordisk A/S	349	16,102
Other Securities		19,783
		35,885
FINLAND - 0.8%
Other Securities		20,605
FRANCE - 9.4%
BNP Paribas	185	12,604
LVMH Moet Hennessy Louis Vuitton SA	49	9,435
Sanofi SA	210	22,268
Total SA	375	27,142
Other Securities		159,851
		231,300
GERMANY - 8.4%
Allianz SE	80	13,345
BASF SE	161	18,726
Bayer AG	145	20,449
Daimler AG	169	15,757
Deutsche Telekom AG	546	9,574
SAP AG	161	12,432
Siemens AG	139	18,350
Other Securities		98,467
		207,100
GUERNSEY - 0.1%
Other Securities		1,328
HONG KONG - 2.7%
AIA Group Ltd.	2,107	10,589
Other Securities		55,812
		66,401
IRELAND - 0.3%
Other Securities		7,823
ISRAEL - 0.5%
Other Securities		12,239
ITALY - 2.4%
ENI SpA	445	12,179
Other Securities		47,151
		59,330
JAPAN - 19.8%
Honda Motor Co. Ltd.	285	9,952
Mitsubishi UFJ Financial Group Inc.	2,232	13,700
Sanrio Co. Ltd. (e)	10	293
SoftBank Corp.	168	12,535
Toyota Motor Corp.	484	28,965
Other Securities		422,038
		487,483
JERSEY - 0.1%
Other Securities		1,290
LUXEMBOURG - 0.3%
Other Securities		7,689
MACAU - 0.2%
Other Securities		4,226
MALTA - 0.0%
Other Securities		—
NETHERLANDS - 4.9%
ING Groep NV - CVA (c)	672	9,424
Royal Dutch Shell Plc - Class A	685	28,312
Royal Dutch Shell Plc - Class B	429	18,653
Unilever NV - CVA	285	12,483
Other Securities		50,857
		119,729
NEW ZEALAND - 0.1%
Other Securities		3,369
NORWAY - 0.8%
Other Securities		20,171
PORTUGAL - 0.2%
Other Securities		4,269
SINGAPORE - 1.4%
Other Securities		34,631
SPAIN - 3.6%
Banco Bilbao Vizcaya Argentaria SA	1,036	13,200
Banco de Sabadell SA	593	2,023
Banco Santander SA	2,076	21,696
Telefonica SA	717	12,310
Other Securities		38,297
		87,526
SWEDEN - 2.9%
Other Securities		72,260
SWITZERLAND - 9.2%
Cie Financiere Richemont SA	91	9,566
Glencore Plc	1,856	10,344
Nestle SA	566	43,850
Novartis AG	404	36,546
Roche Holding AG	123	36,728
UBS AG	639	11,718
Other Securities		77,964
		226,716

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
UNITED KINGDOM - 18.5%
AstraZeneca Plc	220	16,363
Barclays Plc	2,865	10,436
BG Group Plc	597	12,592
BHP Billiton Plc	370	12,020
BP Plc	3,241	28,540
British American Tobacco Plc	331	19,702
Diageo Plc	440	14,000
GlaxoSmithKline Plc	853	22,698
HSBC Holdings Plc	3,304	33,516
Lloyds Banking Group Plc (c)	9,992	12,700
Prudential plc (a)	448	10,259
Reckitt Benckiser Group Plc	113	9,880
Rio Tinto Plc	223	12,019
SABMiller Plc	168	9,755
Unilever Plc	225	10,177
Vodafone Group Plc	4,632	15,482
Other Securities		205,467
		455,606
Total Common Stocks (cost $1,947,525)		2,388,171

PREFERRED STOCKS - 0.8%
GERMANY - 0.6%
Other Securities		15,382
ITALY - 0.1%
Other Securities		1,447
SWITZERLAND - 0.1%
Other Securities		1,974
Total Preferred Stocks (cost $12,236)		18,803

RIGHTS - 0.0%
CAYMAN ISLANDS - 0.0%
Other Securities		18
SPAIN - 0.0%
Other Securities		103
Total Rights (cost $102)		121

OTHER EQUITY INTERESTS - 0.0%
AUSTRIA - 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 3.6%
Investment Companies - 1.4%
JNL Money Market Fund, 0.01% (a) (h)	35,762	35,762
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	51,604	51,604
Treasury Securities - 0.1%
Other Securities		2,655
Total Short Term Investments (cost $90,021)		90,021
Total Investments - 101.5% (cost $2,049,884)		2,497,116
Other Assets and Liabilities, Net - (1.5%)		(37,562)
Total Net Assets - 100.0%		$2,459,554

Portfolio Composition:	Percentage of Total Investments
Financials	24.4%
Industrials	12.3
Consumer Discretionary	11.4
Consumer Staples	10.5
Health Care	10.2
Materials	7.9
Energy	7.0
Telecommunication Services	4.7
Information Technology	4.3
Utilities	3.7
Short Term Investments	3.6
Total Investments	100.0%

JNL/Mellon Capital Bond Index Fund **

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.6%
Ally Auto Receivables Trust, 0.59%, 01/17/17	$845	$845
Banc of America Commercial Mortgage Trust REMIC
5.95%, 05/10/45 (i)	550	600
5.45%, 01/15/49	200	216
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (i)	1,000	1,045
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	993
Capital One Multi-Asset Execution Trust, 5.05%, 12/17/18	1,000	1,071
CarMax Auto Owner Trust, 0.80%, 07/16/18	800	800
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	733	780
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	971
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.65%, 10/15/48	745	806
COMM Mortgage Trust REMIC, 4.26%, 10/10/46	1,150	1,243
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	400	434
3.00%, 08/10/44	1,500	1,556
3.48%, 01/10/45	750	778
JPMBB Commercial Mortgage Securities Trust REMIC, 4.13%, 11/15/45	500	536
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
4.94% - 5.89%, 08/15/42 - 02/12/51 (i)	991	1,077
2.67%, 01/15/46	1,000	1,030
5.42%, 01/15/49	237	259
LB-UBS Commercial Mortgage Trust REMIC, 5.87%, 09/15/45 (i)	1,508	1,695
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	231	249
Morgan Stanley Bank of America Merrill Lynch Trust, 3.09%, 11/15/45 - 08/15/46	750	768
Morgan Stanley Capital I Trust REMIC
5.33%, 11/12/41	223	241
5.83%, 10/15/42 (i)	228	240
5.77%, 04/12/49 (i)	1,400	1,518
Nissan Auto Receivables Owner Trust, 1.00%, 07/16/18	1,000	1,006
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	500	491
Wachovia Bank Commercial Mortgage Trust REMIC, 5.42%, 01/15/45 (i)	807	847
Other Securities		5,462
Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,532)		27,557

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 26.4%
CONSUMER DISCRETIONARY - 1.9%
Comcast Corp.
5.90%, 03/15/16	500	544
5.70%, 05/15/18	600	691
6.50% - 6.95%, 11/15/35 - 08/15/37	350	466
DIRECTV Holdings LLC
2.40%, 03/15/17	500	515
4.60%, 02/15/21	600	655
6.35%, 03/15/40 (e)	300	362
Other Securities		16,790
		20,023
CONSUMER STAPLES - 1.7%
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	767
PepsiCo Inc., 7.90%, 11/01/18	555	691
Wal-Mart Stores Inc.
2.80%, 04/15/16	400	416
4.13% - 4.25%, 02/01/19 - 04/15/21	700	773
7.55%, 02/15/30	500	710
4.30% - 6.20%, 04/15/38 - 04/22/44	750	864
Other Securities		13,531
		17,752
ENERGY - 3.2%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	47
6.63%, 11/01/37	200	261
Petroleos Mexicanos, 5.50%, 01/21/21	700	786
Other Securities		32,513
		33,607
FINANCIALS - 10.1%
American International Group Inc.
5.85%, 01/16/18	600	685
4.88% - 6.40%, 12/15/20 - 06/01/22	700	827
Bank of America Corp.
1.35% - 1.50%, 10/09/15 - 11/21/16	700	704
6.50%, 08/01/16	800	887
5.75%, 12/01/17	675	762
2.60% - 5.65%, 05/01/18 - 05/13/21	1,500	1,643
5.00%, 01/21/44	300	318
Bank of America NA, 6.00%, 10/15/36	250	303
Bank of New York Mellon Corp.
2.50%, 01/15/16 (a) (e)	500	515
3.55%, 09/23/21 (a)	600	630
Citigroup Inc.
1.70% - 5.85%, 07/25/16 - 08/02/16	550	577
3.50% - 6.00%, 08/15/17 - 05/15/23	1,850	1,968
8.50%, 05/22/19	550	704
5.88%, 02/22/33	72	80
Essex Portfolio LP, 3.88%, 05/01/24 (r)	750	762
European Investment Bank
1.38%, 10/20/15 (e)	400	406
2.50%, 05/16/16	1,000	1,037
2.13%, 07/15/16 (e)	1,000	1,032
1.75% - 5.13%, 03/15/17 - 05/30/17	1,000	1,072
1.00%, 06/15/18	700	690
1.75% - 2.50%, 03/15/19 - 04/15/21	1,150	1,161
4.00%, 02/16/21 (e)	500	555
General Electric Capital Corp.
5.00%, 01/08/16	300	320
3.45% - 5.63%, 09/15/17 - 05/15/24	1,250	1,354
5.50%, 01/08/20	700	811
6.75%, 03/15/32	850	1,120
6.88%, 01/10/39	600	805
6.38%, 11/15/67 (i)	300	335
Goldman Sachs Group Inc.
1.60%, 11/23/15	700	707
5.75%, 10/01/16 (e)	250	275
5.25% - 6.25%, 09/01/17 - 07/27/21	2,000	2,269
6.13% - 6.25%, 02/15/33 - 02/01/41	750	905
6.75%, 10/01/37	650	778
HSBC Holdings Plc
4.00% - 5.10%, 04/05/21 - 03/14/24	900	970
7.63%, 05/17/32	650	865
6.10%, 01/14/42	300	378
Inter-American Development Bank
1.13%, 03/15/17	1,000	1,011
3.88%, 02/14/20	700	773
4.38%, 01/24/44	100	109
International Bank for Reconstruction & Development
2.13%, 03/15/16	500	515
0.50%, 05/16/16	700	700
1.13%, 07/18/17 (e)	500	502
1.38%, 04/10/18 (e)	750	755
7.63%, 01/19/23	300	418
JPMorgan Chase & Co.
1.35%, 02/15/17	500	502
6.00%, 01/15/18	1,750	2,003
3.20% - 6.30%, 04/23/19 - 05/13/24	1,250	1,338
4.40%, 07/22/20	600	655
5.60%, 07/15/41	500	585
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	568
KFW, 0.50%, 07/15/16	500	499
Kreditanstalt fuer Wiederaufbau
4.88%, 01/17/17	1,200	1,323
1.25%, 02/15/17	1,000	1,012
2.75%, 09/08/20	500	519
2.63%, 01/25/22	700	712
0.00%, 06/29/37 (j)	500	226
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	250	272
6.88%, 04/25/18	550	647
Morgan Stanley
1.75% - 5.75%, 10/15/15 - 10/18/16	1,210	1,285
4.75%, 03/22/17	800	871
3.75% - 6.63%, 04/01/18 - 02/25/23	1,200	1,353
5.00% - 7.25%, 11/24/25 - 04/01/32	687	838
UBS AG
5.88%, 07/15/16	250	274
5.88%, 12/20/17	146	167
4.88%, 08/04/20	391	438
Wells Fargo & Co.
1.25%, 07/20/16	690	696
1.15%, 06/02/17	450	449
1.50%, 01/16/18 (e)	500	499
3.45% - 4.60%, 04/01/21 - 02/13/23	1,300	1,371
4.10% - 5.38%, 06/03/26 - 11/02/43	450	477
Other Securities		52,743
		106,315
HEALTH CARE - 2.2%
Other Securities		23,031
INDUSTRIALS - 1.5%
General Electric Co.
5.25%, 12/06/17	600	677
2.70%, 10/09/22	250	245
Other Securities		14,437
		15,359
INFORMATION TECHNOLOGY - 1.4%
Cisco Systems Inc.
5.50%, 02/22/16	750	811

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
4.45%, 01/15/20	300	332
5.90%, 02/15/39	250	305
International Business Machines Corp.
5.70%, 09/14/17	600	683
1.63%, 05/15/20 (e)	300	289
4.00% - 7.00%, 10/30/25 - 06/20/42	400	456
Other Securities		12,407
		15,283
MATERIALS - 1.2%
Other Securities		12,546
TELECOMMUNICATION SERVICES - 1.3%
Verizon Communications Inc.
2.00% - 5.55%, 02/15/16 - 11/01/16	900	934
2.45% - 8.75%, 11/01/18 - 09/15/23	1,778	1,919
6.40% - 6.90%, 09/15/33 - 04/15/38	650	814
6.00%, 04/01/41	600	702
6.55%, 09/15/43	600	754
Other Securities		9,165
		14,288
UTILITIES - 1.9%
Other Securities		19,613
Total Corporate Bonds and Notes (cost $263,259)		277,817

GOVERNMENT AND AGENCY OBLIGATIONS - 71.9%
GOVERNMENT SECURITIES - 41.0%
Federal Farm Credit Bank - 0.1% (w)
Other Securities		448
Federal Home Loan Bank - 0.6% (w)
Other Securities		6,603
Federal Home Loan Mortgage Corp. - 1.3% (w)
Other Securities		13,687
Federal National Mortgage Association - 1.5% (w)
Federal National Mortgage Association
0.50% - 5.00%, 07/02/15 - 02/13/17	7,225	7,435
0.00%, 06/01/17 (j)	85	82
0.88% - 1.55%, 08/23/17 - 10/29/19	5,750	5,695
6.00% - 7.25%, 05/15/30 - 04/18/36	1,471	2,015
Principal Only, 0.00%, 10/09/19 (j)	680	598
		15,825
Municipals - 1.1%
Other Securities		11,329
Sovereign - 2.7%
KFW, 0.50%, 04/19/16	1,000	1,001
Other Securities		27,463
		28,464
U.S. Treasury Securities - 33.7%
U.S. Treasury Bond
7.25% - 9.25%, 02/15/16 - 05/15/17	2,535	2,944
3.75% - 9.13%, 08/15/17 - 11/15/21	6,692	8,470
3.63%, 03/04/19 (e)	1,520	1,601
2.75% - 6.63%, 02/15/26 - 05/15/44	19,677	22,776
4.25%, 11/15/40	2,374	2,790
2.75%, 08/15/42	3,833	3,420
3.13%, 02/15/43 (g)	4,180	4,015
3.63%, 08/15/43	3,570	3,763
U.S. Treasury Note
0.25% - 9.88%, 07/15/15 - 06/15/17	70,414	72,265
0.38%, 08/31/15 (g)	5,150	5,163
1.25%, 08/31/15 (e)	3,990	4,041
1.25%, 09/30/15	2,900	2,939
0.25%, 10/31/15	2,935	2,937
0.25%, 11/30/15	2,930	2,931
1.38%, 11/30/15	4,231	4,299
2.00%, 01/31/16	3,050	3,132
0.38%, 05/31/16 (e)	2,500	2,498
1.50%, 07/31/16	3,110	3,174
0.88%, 09/15/16	4,090	4,119
1.00%, 09/30/16	2,990	3,019
1.00%, 10/31/16	2,801	2,827
0.63%, 11/15/16	2,750	2,750
0.88%, 11/30/16	2,700	2,716
0.63%, 12/15/16	3,770	3,768
3.25%, 12/31/16	2,480	2,639
0.88%, 02/28/17	2,920	2,930
0.75%, 03/15/17	2,865	2,865
0.63%, 05/31/17	2,720	2,702
0.50% - 4.25%, 06/30/17 - 05/15/22	84,409	85,508
0.63%, 09/30/17	3,000	2,963
1.50% - 2.75%, 12/31/17 - 03/31/19 (e)	4,040	4,148
3.50%, 02/15/18	2,520	2,730
0.25%, 05/22/18	2,955	2,955
1.50%, 06/19/18	3,725	3,726
1.50%, 06/29/18	3,495	3,492
1.50%, 06/29/18	3,025	3,019
1.63%, 07/01/18	3,800	3,811
1.50%, 08/31/18	3,000	3,015
2.75%, 10/18/18	4,479	4,588
2.75%, 10/25/18	3,580	3,659
3.75%, 11/15/18	3,000	3,299
2.75%, 02/15/19	3,234	3,412
1.38%, 02/28/19	2,993	2,971
1.63%, 06/30/19	3,100	3,100
3.63%, 08/15/19	3,250	3,567
1.13%, 04/30/20	7,600	7,291
2.63%, 11/15/20	2,968	3,082
1.63%, 08/15/22	3,378	3,206
1.63%, 11/15/22	3,610	3,410
2.00%, 02/15/23	4,147	4,024
1.75%, 05/15/23	4,640	4,392
2.50%, 08/15/23	2,649	2,663
2.50%, 05/15/24 (e)	3,260	3,253
		354,777
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.9%
Federal Home Loan Mortgage Corp. - 8.4%
Other Securities		88,730
Federal National Mortgage Association - 13.8%
Federal National Mortgage Association
5.50% - 6.50%, 01/01/16 - 03/01/17	156	162
2.50% - 6.00%, 07/01/17 - 06/01/24	4,653	4,971
2.50% - 7.50%, 07/01/24 - 02/01/44	114,662	120,709
2.50% - 5.50%, 08/15/28 - 07/15/44, TBA (g)	5,050	5,208
2.50%, 07/15/29, TBA (g)	4,930	5,006
2.18% - 3.72%, 05/01/35 - 11/01/43 (i)	2,644	2,773
4.00%, 07/15/44, TBA (g)	5,030	5,333
REMIC, 3.46%, 01/25/24 (i)	400	413
		144,575
Government National Mortgage Association - 8.7%
Government National Mortgage Association
2.50% - 8.50%, 12/15/24 - 05/20/44	67,837	72,579
2.00% - 3.50%, 07/20/40 - 01/20/43 (i)	3,069	3,204
4.00%, 11/20/41	3,115	3,336
2.50% - 4.50%, 08/15/43 - 07/15/44, TBA (g)	5,275	5,495
3.00%, 07/15/44, TBA (g)	3,500	3,532
4.00%, 07/15/44, TBA (g)	3,400	3,635
		91,781
Total Government and Agency Obligations (cost $742,386)		756,219

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 5.9%
Investment Companies - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	19,872	19,872
Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	42,419	42,419
Total Short Term Investments (cost $62,291)		62,291
Total Investments - 106.8% (cost $1,094,467)		1,123,884
Total Forward Sales Commitments - (1.6%) (proceeds $16,469)		(16,515)
Other Assets and Liabilities, Net - (5.2%)		(54,691)
Total Net Assets - 100.0%		$1,052,678

FORWARD SALES COMMITMENTS - 1.6%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.6%
U.S. Government Agency Mortgage-Backed Securities - 1.6%
Federal Home Loan Mortgage Corp. - 0.5%
Federal Home Loan Mortgage Corp.
4.00%, 07/15/29, TBA (g)	$250	$265
4.50%, 07/15/29, TBA (g)	1,175	1,246
5.00%, 07/15/29, TBA (g)	1,010	1,074
5.50%, 07/15/44, TBA (g)	2,620	2,926
		5,511
Federal National Mortgage Association - 0.3%
Federal National Mortgage Association
4.50%, 08/15/28, TBA (g)	700	742
4.00%, 07/15/29, TBA (g)	600	637
4.50%, 07/15/29, TBA (g)	325	345
5.00%, 07/15/29, TBA (g)	1,160	1,231
		2,955
Government National Mortgage Association - 0.8%
Government National Mortgage Association
4.50%, 07/15/44, TBA (g)	1,100	1,198
5.00%, 07/15/44, TBA (g)	2,700	2,967
5.50%, 07/15/44, TBA (g)	3,475	3,884
		8,049
Total Forward Sales Commitments - 1.6% (proceeds $16,469)		$16,515

Portfolio Composition:	Percentage of Total Investments
Government Securities	38.9%
U.S. Government Agency MBS	27.9
Financials	9.6
Energy	3.0
Non-U.S. Government Agency ABS	2.5
Health Care	2.1
Consumer Discretionary	1.8
Utilities	1.8
Consumer Staples	1.6
Industrials	1.4
Information Technology	1.4
Telecommunication Services	1.3
Materials	1.1
Short Term Investments	5.6
Total Investments	100.0%

JNL/Mellon Capital Global Alpha Fund

	Shares/Par †	Value
PURCHASED OPTIONS - 0.7%
10-Year U.S. Treasury Note Future Call Option, Strike Price 115, Expiration 08/22/14	30	$305
Total Purchased Options (cost $296)		305

SHORT TERM INVESTMENTS - 98.5%
Federal Home Loan Bank - 21.6% (w)
Federal Home Loan Bank
0.08%, 09/24/14	$5,900	5,900
0.07%, 11/14/14	4,000	3,999
		9,899
Federal Home Loan Mortgage Corp. - 18.6% (w)
Federal Home Loan Mortgage Corp.
0.11%, 07/08/14	5,000	5,000
0.06%, 10/27/14	3,500	3,499
		8,499
Federal National Mortgage Association - 21.2% (w)
Federal National Mortgage Association
0.08%, 07/14/14	4,720	4,720
0.07%, 07/16/14	5,000	5,000
		9,720
Investment Company - 12.9%
JNL Money Market Fund, 0.01% (a) (h)	5,892	5,892
Treasury Securities - 24.2%
U.S. Treasury Bill
0.07%, 07/17/14	$925	925
0.04%, 07/24/14	6,425	6,425
0.08%, 09/11/14 (o)	3,720	3,720
		11,070
Total Short Term Investments (cost $45,079)		45,080
Total Investments - 99.2% (cost $45,375)		45,385
Other Assets and Liabilities, Net - 0.8%		356
Total Net Assets - 100.0%		$45,741

Portfolio Composition*:	Percentage of Total Investments
Purchased Options	0.7%
Short Term Investments	99.3
Total Investments	100.0%

*

In general, the Fund uses derivatives as direct substitutes for investment in developed market stock indices, government bonds and currencies. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative investments.

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund **

	Shares/Par †	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 10.9%
DIRECTV (c)	9	$791
K12 Inc. (c)	31	756
Strayer Education Inc. (c)	19	978
Tenneco Inc. (c)	11	754
Other Securities		6,656
		9,935
CONSUMER STAPLES - 2.6%
Kroger Co.	18	892
Medifast Inc. (c)	25	762

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		726
		2,380
ENERGY - 9.8%
Chesapeake Energy Corp.	27	834
Halliburton Co.	13	889
Helmerich & Payne Inc.	7	867
Patterson-UTI Energy Inc.	23	820
Tesoro Corp.	13	791
Warren Resources Inc. (c)	179	1,112
Whiting Petroleum Corp. (c)	11	885
Other Securities		2,791
		8,989
FINANCIALS - 13.4%
Alleghany Corp. (c)	2	779
Aspen Insurance Holdings Ltd.	17	788
Portfolio Recovery Associates Inc. (c)	13	781
Selective Insurance Group Inc.	30	743
XL Group Plc	23	759
Other Securities		8,378
		12,228
HEALTH CARE - 12.1%
Chemed Corp. (e)	9	829
CIGNA Corp.	9	809
Health Net Inc. (c)	21	876
Myriad Genetics Inc. (c) (e)	22	845
PharMerica Corp. (c)	29	831
Triple-S Management Corp. (c)	43	773
VCI Inc. (c)	21	740
WellPoint Inc.	8	844
Other Securities		4,576
		11,123
INDUSTRIALS - 15.2%
Blount International Inc. (c)	55	771
Greenbrier Cos. Inc. (c) (e)	18	1,037
Korn/Ferry International (c)	28	833
Manpower Inc.	9	741
Moog Inc. - Class A (c)	11	802
Southwest Airlines Co.	32	848
Other Securities		8,864
		13,896
INFORMATION TECHNOLOGY - 30.6%
Apple Inc.	9	800
Cirrus Logic Inc. (c) (e)	37	830
Constant Contact Inc. (c)	25	791
Corning Inc.	35	770
Fabrinet (c)	37	755
First Solar Inc. (c)	13	900
FLIR Systems Inc.	22	751
GSI Group Inc. (c)	59	754
Ingram Micro Inc. - Class A (c)	26	754
Kulicke & Soffa Industries Inc. (c)	58	824
Omnivision Technologies Inc. (c)	44	974
Rogers Corp. (c)	12	767
SanDisk Corp.	9	940
Skyworks Solutions Inc.	21	973
Xerox Corp.	62	772
Zebra Technologies Corp. - Class A (c)	12	998
Other Securities		14,635
		27,988
MATERIALS - 4.0%
Ball Corp.	12	770
Other Securities		2,860
		3,630
TELECOMMUNICATION SERVICES - 0.9%
Frontier Communications Corp. (e)	145	848
Total Common Stocks (cost $83,479)		91,017

SHORT TERM INVESTMENTS - 8.3%
Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	374	374
Securities Lending Collateral - 7.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	7,276	7,276
Total Short Term Investments (cost $7,650)		7,650
Total Investments - 107.8% (cost $91,129)		98,667
Other Assets and Liabilities, Net - (7.8%)		(7,156)
Total Net Assets - 100.0%		$91,511

Portfolio Composition:	Percentage of Total Investments
Information Technology	28.4%
Industrials	14.1
Financials	12.4
Health Care	11.3
Consumer Discretionary	10.1
Energy	9.1
Materials	3.7
Consumer Staples	2.4
Telecommunication Services	0.8
Short Term Investments	7.7
Total Investments	100.0%

JNL/Mellon Capital Utilities Sector Fund

	Shares/Par †	Value
COMMON STOCKS - 99.3%
UTILITIES - 99.3%
AES Corp.	22	$350
AGL Resources Inc.	4	222
Allete Inc.	1	66
Alliant Energy Corp.	4	231
Ameren Corp.	8	338
American Electric Power Co. Inc.	17	933
American Water Works Co. Inc.	6	302
Aqua America Inc.	6	162
Atmos Energy Corp.	3	186
Avista Corp.	2	70
Black Hills Corp.	2	97
Calpine Corp. (c)	12	278
CenterPoint Energy Inc.	15	374
Cleco Corp.	2	124
CMS Energy Corp.	9	287
Consolidated Edison Inc.	10	581
Dominion Resources Inc.	20	1,424
DTE Energy Co.	6	469
Duke Energy Corp.	24	1,796
Dynegy Inc. (c)	3	119
Edison International	11	642
El Paso Electric Co.	1	53
Entergy Corp.	6	505
Exelon Corp.	29	1,073
FirstEnergy Corp.	14	500
Great Plains Energy Inc.	5	138
Hawaiian Electric Industries Inc.	3	87
IDACORP Inc.	2	96
Integrys Energy Group Inc.	3	191

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ITC Holdings Corp.	5	200
National Fuel Gas Co.	3	225
New Jersey Resources Corp.	1	78
NextEra Energy Inc.	15	1,530
NiSource Inc.	11	422
Northeast Utilities	11	512
Northwest Natural Gas Co.	1	47
NorthWestern Corp.	1	68
NRG Energy Inc.	12	431
ONE Gas Inc.	2	63
Pepco Holdings Inc.	9	236
PG&E Corp.	16	757
Piedmont Natural Gas Co. Inc.	3	96
Pinnacle West Capital Corp.	4	221
PNM Resources Inc.	3	76
Portland General Electric Co.	3	96
PPL Corp.	21	761
Public Service Enterprise Group Inc.	17	700
Questar Corp.	6	151
SCANA Corp.	5	261
Sempra Energy	8	819
South Jersey Industries Inc.	1	67
Southern Co.	30	1,384
Southwest Gas Corp.	2	83
TECO Energy Inc.	7	128
UGI Corp.	4	194
UIL Holdings Corp.	2	78
UNS Energy Corp.	1	84
Vectren Corp.	3	114
Westar Energy Inc.	4	165
WGL Holdings Inc.	2	73
Wisconsin Energy Corp.	8	361
Xcel Energy Inc.	17	548
Total Common Stocks (cost $21,162)		22,723

SHORT TERM INVESTMENTS - 0.6%
Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	140	140
Total Short Term Investments (cost $140)		140
Total Investments - 99.9% (cost $21,302)		22,863
Other Assets and Liabilities, Net - 0.1%		25
Total Net Assets - 100.0%		$22,888

Portfolio Composition:	Percentage of Total Investments
Utilities	99.4%
Short Term Investments	0.6
Total Investments	100.0%

JNL/Morgan Stanley Mid Cap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 18.5%
Aimia Inc.	146	$2,564
ASOS Plc (c)	16	829
Carter’s Inc.	85	5,841
Ctrip.com International Ltd. - ADR (c)	44	2,820
Dollar Tree Inc. (c)	108	5,904
Dunkin’ Brands Group Inc.	56	2,557
Groupon Inc. - Class A (c)	205	1,359
Michael Kors Holdings Ltd. (c)	27	2,385
Moncler SpA	164	2,714
Pandora Media Inc. (c)	107	3,168
Panera Bread Co. - Class A (c)	34	5,070
Tesla Motors Inc. (c)	40	9,575
TripAdvisor Inc. (c)	24	2,654
zulily Inc. - Class A (c) (e)	71	2,909
		50,349
CONSUMER STAPLES - 6.3%
Keurig Green Mountain Inc.	23	2,812
McCormick & Co. Inc.	77	5,499
Mead Johnson Nutrition Co.	93	8,681
		16,992
ENERGY - 1.0%
Range Resources Corp.	31	2,718
FINANCIALS - 6.3%
Arch Capital Group Ltd. (c)	93	5,348
MSCI Inc. - Class A (c)	144	6,612
Progressive Corp.	206	5,221
		17,181
HEALTH CARE - 16.3%
Alnylam Pharmaceuticals Inc. (c)	13	802
athenahealth Inc. (c) (e)	62	7,701
Endo International Plc (c)	99	6,914
Illumina Inc. (c)	89	15,855
Intercept Pharmaceuticals Inc. (c)	1	285
Intuitive Surgical Inc. (c)	23	9,650
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	123	1,882
Pharmacyclics Inc. (c)	6	579
Seattle Genetics Inc. (c)	15	592
		44,260
INDUSTRIALS - 14.6%
Colfax Corp. (c)	85	6,335
Edenred	235	7,131
IHS Inc. - Class A (c)	52	7,058
Qualicorp SA (c)	213	2,518
SolarCity Corp. (c) (e)	18	1,251
Stericycle Inc. (c)	24	2,897
TransDigm Group Inc.	34	5,687
Verisk Analytics Inc. - Class A (c)	113	6,795
		39,672
INFORMATION TECHNOLOGY - 31.9%
3D Systems Corp. (c) (e)	23	1,384
FireEye Inc. (c) (e)	141	5,714
FleetCor Technologies Inc. (c)	50	6,612
Flipkart (c) (f) (p) (q)	11	418
Gartner Inc. - Class A (c)	87	6,155
LinkedIn Corp. - Class A (c)	55	9,389
MercadoLibre Inc. (e)	15	1,388
Motorola Solutions Inc.	90	6,014
NetSuite Inc. (c)	24	2,048
Palantir Technologies Inc. (c) (f) (p) (q)	22	138
Palantir Technologies Inc. (c) (f) (p) (q)	22	138
Palo Alto Networks Inc. (c)	21	1,801
Qihoo 360 Technology Co. Ltd. - ADR (c)	30	2,745
ServiceNow Inc. (c)	51	3,163
Solera Holdings Inc.	121	8,121
Splunk Inc. (c)	133	7,338
Stratasys Ltd. (c) (e)	13	1,425
Tableau Software Inc. - Class A (c)	7	519
Twitter Inc. (c)	252	10,330
Workday Inc. - Class A (c)	86	7,684
Youku Inc. - ADR (c) (e)	122	2,921

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Zynga Inc. - Class A (c)	326	1,048
		86,493
Total Common Stocks (cost $249,480)		257,665

PREFERRED STOCKS - 0.9%
INFORMATION TECHNOLOGY - 0.9%
Airbnb Inc. (c) (f) (p) (q)	14	1,699
Dropbox Inc., Series A-1 (c) (f) (p) (q) (v)	4	83
Dropbox Inc. (c) (f) (p) (q)	25	465
Palantir Technologies Inc. (c) (f) (p) (q)	5	32
Total Preferred Stocks (cost $2,238)		2,279

PURCHASED OPTIONS - 0.0%
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/12/14, RBS (p) (q)	2,171,204	1
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/15/14, RBS (p) (q)	27,086,543	12
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/17/14, RBS (p) (q)	30,567,679	14
Chinese Yuan versus USD Put Option, Strike Price CNY 6.62, Expiration 06/19/15, RBS (p) (q)	47,758,445	76
Total Purchased Options (cost $321)		103

SHORT TERM INVESTMENTS - 11.3%
Investment Companies - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	9,033	9,033
Securities Lending Collateral - 8.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	22,008	22,008
Total Short Term Investments (cost $31,041)		31,041
Total Investments - 107.1% (cost $283,080)		291,088
Other Assets and Liabilities, Net - (7.1%)		(19,565)
Total Net Assets - 100.0%		$271,523

Portfolio Composition:	Percentage of Total Investments
Information Technology	30.5%
Consumer Discretionary	17.3
Health Care	15.2
Industrials	13.7
Financials	5.9
Consumer Staples	5.9
Energy	0.9
Short Term Investments	10.6
Total Investments	100.0%

JNL/Neuberger Berman Strategic Income Fund **

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 21.4%
Banc of America Commercial Mortgage Trust REMIC, 5.41%, 09/10/47	$1,575	$1,696
Bear Stearns Asset Backed Securities I Trust REMIC
0.59%, 05/25/35 (i)	595	549
0.56%, 02/25/36 (i)	710	641
Bear Stearns Asset Backed Securities Trust REMIC, 0.57%, 07/25/36 (i)	3,540	3,487
Carrington Mortgage Loan Trust REMIC
1.13%, 05/25/35 (i)	2,605	2,219
0.61%, 06/25/35 (i)	2,140	1,956
0.63%, 10/25/35 (i)	2,300	2,001
0.46%, 01/25/36 (i)	3,300	2,650
0.30%, 05/25/36 (i)	4,791	4,454
0.39%, 05/25/36 (i)	2,400	1,967
Centex Home Equity Loan Trust REMIC, 0.75%, 01/25/34 (i)	5,601	5,128
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	525	571
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.97%, 05/15/46 (i)	1,716	1,902
5.22%, 08/15/48	480	512
COMM Mortgage Trust REMIC
Interest Only, 1.60%, 10/10/46 (i)	11,082	999
Interest Only, 1.45%, 04/10/47 (i)	17,174	1,386
Commercial Mortgage Pass-Through Certificates REMIC
6.05%, 09/15/39 (i)	545	600
5.54%, 01/15/49 (i)	290	317
Commercial Mortgage Trust REMIC
Interest Only, 0.50%, 01/10/46 (i) (r)	2,500	73
Interest Only, 0.77%, 03/10/46 (i)	2,500	116
Credit Suisse Mortgage Capital Certificates REMIC
5.87%, 06/15/39 (i)	2,273	2,468
5.38%, 02/15/40	116	126
5.70%, 09/15/40 (i)	1,650	1,816
Fieldstone Mortgage Investment Trust REMIC, 1.28%, 03/25/35 (i)	3,950	3,500
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.43%, 12/12/43	500	538
5.99%, 06/15/49 (i)	300	330
5.88%, 02/15/51 (i)	500	554
JPMorgan Mortgage Acquisition Trust REMIC
0.30%, 05/25/36 (i)	1,641	1,617
0.39%, 05/25/36 (i)	1,000	908
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.13%, 07/25/35 (i)	870	749
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, 1.39%, 04/15/47 (i)	13,978	1,102
REMIC, Interest Only, 1.60%, 05/15/46 (i)	1,975	151
REMIC, Interest Only, 1.41%, 11/15/46 (i)	13,916	1,103
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.80%, 12/25/34 (i)	690	655
1.19%, 02/25/35 (i)	1,375	1,272
0.78%, 06/25/35 (i)	2,300	1,947
RAMP Trust REMIC
0.71%, 05/25/35 (i)	2,880	2,499
0.55%, 03/25/36 (i)	2,450	2,182
RASC Trust REMIC, 0.80%, 07/25/35 (i)	4,700	4,021
Residential Asset Securitization Trust REMIC, 0.83%, 03/25/33 (i)	159	141
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
0.58%, 05/25/35 (i)	200	188
0.73%, 11/25/35 (i)	3,300	2,738
0.31%, 04/25/36 (i)	6,498	6,107
0.32%, 12/25/36 (i)	940	774
Wachovia Bank Commercial Mortgage Trust REMIC, 5.93%, 06/15/49 (e) (i)	2,860	3,129

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Wells Fargo Commercial Mortgage Trust REMIC, 1.29%, 08/15/50	1,220	1,218
Other Securities		35,729
Total Non-U.S. Government Agency Asset-Backed Securities (cost $108,713)		110,786

CORPORATE BONDS AND NOTES - 27.7%
CONSUMER DISCRETIONARY - 0.4%
Other Securities		1,994
CONSUMER STAPLES - 1.2%
Other Securities		6,106
ENERGY - 3.7%
Petroleos de Venezuela SA
5.25%, 04/12/17	643	543
9.00%, 11/17/21	400	340
5.50%, 04/12/37	200	120
Petroleos Mexicanos
6.50%, 06/02/41	600	698
5.50%, 06/27/44	650	677
6.38%, 01/23/45 (e) (r)	962	1,117
Other Securities		15,883
		19,378
FINANCIALS - 16.3%
Allstate Corp., 5.75%, 08/15/53 (e) (i)	3,280	3,523
Bank of America Corp.
5.13% (callable at 100 beginning 06/17/19) (m)	2,515	2,500
5.20% (callable at 100 beginning 06/01/23) (e) (m)	3,805	3,643
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m)	3,420	3,625
BBVA Bancomer SA
6.50%, 03/10/21 (e) (r)	1,535	1,731
4.38%, 04/10/24 (r)	2,687	2,737
Citigroup Inc., 6.30%, (callable at 100 beginning 05/15/24) (m)	3,120	3,178
Corporate Office Properties LP, 3.70%, 06/15/21 (e)	4,410	4,406
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	5,265	5,298
General Electric Capital Corp., 5.25%, (callable at 100 beginning 06/15/23) (e) (m)	4,490	4,541
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (e) (m)	4,955	5,119
4.80%, 07/08/44	1,300	1,296
ING US Inc., 5.65%, 05/15/53 (e) (i)	3,605	3,668
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	2,940	2,922
6.00% (callable at 100 beginning 08/01/23) (m)	3,695	3,769
M&T Bank Corp., 6.45%, (callable at 100 beginning 02/15/24) (m)	3,565	3,801
Morgan Stanley, 5.45%, (callable at 100 beginning 07/15/19) (e) (m)	5,040	5,132
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	2,245	2,278
Royal Bank of Scotland Plc, 1.88%, 03/31/17	2,115	2,134
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (m) (r)	3,635	3,580
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,035	4,272
Other Securities		11,499
		84,652
HEALTH CARE - 0.3%
Other Securities		1,753
INDUSTRIALS - 0.6%
Other Securities		3,229
INFORMATION TECHNOLOGY - 1.3%
NetApp Inc., 3.38%, 06/15/21	3,460	3,471
Seagate HDD Cayman, 4.75%, 06/01/23 (r)	3,240	3,264
		6,735
MATERIALS - 1.7%
ArcelorMittal, 5.75%, 08/05/20 (l)	2,870	3,085
Barrick Gold Corp., 4.10%, 05/01/23 (e)	3,225	3,210
Other Securities		2,317
		8,612
TELECOMMUNICATION SERVICES - 1.6%
Qwest Corp., 6.75%, 12/01/21	2,980	3,449
Verizon Communications Inc., 6.55%, 09/15/43	2,975	3,738
Other Securities		876
		8,063
UTILITIES - 0.6%
Other Securities		3,022
Total Corporate Bonds and Notes (cost $139,288)		143,544

GOVERNMENT AND AGENCY OBLIGATIONS - 46.7%
GOVERNMENT SECURITIES - 20.7%
Federal Home Loan Bank - 0.0% (w)
Other Securities		185
Sovereign - 11.7%
Croatia Government International Bond
6.25%, 04/27/17	700	758
6.75%, 11/05/19	400	448
6.63%, 07/14/20	200	224
6.00%, 01/26/24 (r)	860	922
Hungary Government International Bond
4.13%, 02/19/18	200	209
6.25%, 01/29/20	1,000	1,130
6.38%, 03/29/21	280	319
5.75%, 11/22/23	646	712
7.63%, 03/29/41	940	1,204
Indonesia Government International Bond
11.63%, 03/04/19	350	476
5.88%, 03/13/20	650	721
8.50%, 10/12/35	710	941
7.75%, 01/17/38	200	249
Italy Buoni Poliennali Del Tesoro, 4.50%, 03/01/26, EUR	2,535	3,974
New Zealand Government Bond, 5.50%, 04/15/23, NZD	3,145	2,967
Republic of Turkey
7.50%, 07/14/17	800	910
6.88%, 03/17/36	140	165
South Africa Government Bond, 6.50%, 02/28/41, ZAR	45,985	3,224
South Africa Government International Bond
6.88%, 05/27/19	200	231
5.88%, 09/16/25	1,300	1,445
Spanish Government Bond, 4.65%, 07/30/25, EUR	5,455	8,705
Turkey Government International Bond
7.38%, 02/05/25	759	922
11.88%, 01/15/30	100	171
6.63%, 02/17/45	500	579
Venezuela Government International Bond
5.75%, 02/26/16	500	473

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
9.25%, 05/07/28	1,550	1,302
9.38%, 01/13/34	700	586
Other Securities		26,804
		60,771
Treasury Inflation Index Securities - 4.4%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.55%, 09/15/41 (n), EUR	3,132	4,371
New Zealand Government Inflation Indexed Bond, 2.01%, 09/20/25 (s), NZD	3,070	2,605
Spain Government Inflation Linked Bond, 1.80%, 11/30/24 (n), EUR	382	541
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	9,376	11,031
1.75%, 01/15/28 (n)	1,709	1,964
Other Securities		2,130
		22,642
U.S. Treasury Securities - 4.6%
U.S. Treasury Bond
6.25%, 08/15/23	14,430	19,025
4.50%, 02/15/36	630	764
U.S. Treasury Note, 3.63%, 08/15/19	3,625	3,979
		23,768

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.0%
Federal Home Loan Mortgage Corp. - 7.5%
Federal Home Loan Mortgage Corp.
4.00%, 07/15/44, TBA (g)	20,935	22,155
4.50%, 07/15/44, TBA (g)	15,350	16,602
		38,757
Federal National Mortgage Association - 18.5%
Federal National Mortgage Association
4.00%, 07/15/44, TBA (g)	43,300	45,911
4.50%, 07/15/44, TBA (g)	40,410	43,737
5.00%, 07/15/44, TBA (g)	5,745	6,377
		96,025
Total Government and Agency Obligations (cost $237,015)		242,148

INVESTMENT COMPANIES - 4.9%
iShares iBoxx High Yield Corporate Bond Fund (e)	133	12,695
SPDR Barclays High Yield Bond ETF (e)	305	12,717
Total Investment Companies (cost $24,769)		25,412

VARIABLE RATE SENIOR LOAN INTERESTS - 15.7% (i)
CONSUMER DISCRETIONARY - 6.1%
Other Securities		31,859
CONSUMER STAPLES - 1.5%
Other Securities		7,952
FINANCIALS - 1.2%
Other Securities		6,059
HEALTH CARE - 1.5%
Other Securities		7,761
INDUSTRIALS - 1.9%
Other Securities		9,807
INFORMATION TECHNOLOGY - 1.5%
Other Securities		8,019
MATERIALS - 0.4%
Other Securities		1,981
TELECOMMUNICATION SERVICES - 1.2%
Other Securities		5,998
UTILITIES - 0.4%
Other Securities		1,975
Total Variable Rate Senior Loan Interests (cost $81,617)		81,411

SHORT TERM INVESTMENTS - 19.1%
Investment Companies - 9.7%
JNL Money Market Fund, 0.01% (a) (h)	50,231	50,231
Securities Lending Collateral - 9.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	48,492	48,492
Total Short Term Investments (cost $98,723)		98,723
Total Investments - 135.5% (cost $690,125)		702,024
Other Assets and Liabilities, Net - (35.5%)		(183,828)
Total Net Assets - 100.0%		$518,196

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	20.7%
Government Securities	15.3
Non-U.S. Government Agency ABS	14.3
Financials	12.9
Consumer Discretionary	4.8
Energy	2.8
Information Technology	2.1
Telecommunication Services	2.0
Consumer Staples	2.0
Industrials	1.9
Materials	1.5
Health Care	1.3
Utilities	0.7
Investment Companies	3.6
Short Term Investments	14.1
Total Investments	100.0%

JNL/Oppenheimer Global Growth Fund **

	Shares/Par †	Value
COMMON STOCKS - 95.7%
BRAZIL - 3.7%
Other Securities		45,875
CHINA - 0.3%
Other Securities		3,229
DENMARK - 0.5%
Other Securities		6,552
FRANCE - 6.2%
LVMH Moet Hennessy Louis Vuitton SA	122	23,587
PPR SA	97	21,345
Technip SA	208	22,755
Other Securities		9,684
		77,371
GERMANY - 8.9%
Allianz SE	120	20,018
Bayer AG	137	19,259
Deutsche Bank AG	499	17,537
Linde AG	64	13,608
SAP AG	316	24,357
Siemens AG	126	16,572
		111,351
INDIA - 3.0%
DLF Ltd.	3,294	11,788

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ICICI Bank Ltd. - ADR	354	17,672
Other Securities		7,845
		37,305
ITALY - 1.4%
Other Securities		16,971
JAPAN - 9.5%
Dai-Ichi Life Insurance Co. Ltd.	905	13,479
KDDI Corp.	317	19,345
Keyence Corp.	40	17,489
Kyocera Corp.	263	12,488
Murata Manufacturing Co. Ltd.	208	19,497
Nidec Corp. (e)	240	14,735
Other Securities		21,754
		118,787
MEXICO - 0.9%
Other Securities		11,290
NETHERLANDS - 1.8%
Airbus Group NV	343	22,975
RUSSIAN FEDERATION - 1.4%
Other Securities		17,804
SPAIN - 3.8%
Banco Bilbao Vizcaya Argentaria SA	1,364	17,382
Inditex SA	138	21,225
Other Securities		9,139
		47,746
SWEDEN - 4.1%
Assa Abloy AB - Class B	359	18,246
Telefonaktiebolaget LM Ericsson - Class B	2,725	32,921
		51,167
SWITZERLAND - 5.0%
Nestle SA	159	12,349
Roche Holding AG	51	15,197
UBS AG	1,277	23,421
Other Securities		11,084
		62,051
UNITED KINGDOM - 3.4%
Shire Plc	205	16,088
Unilever Plc	490	22,218
Other Securities		4,590
		42,896
UNITED STATES OF AMERICA - 41.8%
3M Co.	107	15,381
Adobe Systems Inc. (c)	287	20,785
Aetna Inc.	239	19,410
Allergan Inc.	77	12,984
Altera Corp.	592	20,569
Citigroup Inc.	449	21,154
Colgate-Palmolive Co.	343	23,400
eBay Inc. (c)	465	23,256
Facebook Inc. - Class A (c)	248	16,697
Gilead Sciences Inc. (c)	192	15,882
Goldman Sachs Group Inc.	76	12,709
Google Inc. - Class A (c)	30	17,552
Google Inc. - Class C (c)	30	17,270
Intuit Inc.	237	19,067
Maxim Integrated Products Inc.	571	19,294
McDonald’s Corp.	121	12,163
McGraw-Hill Financial. Inc.	327	27,167
Microsoft Corp.	338	14,109
Tiffany & Co.	188	18,890
United Parcel Service Inc. - Class B	136	13,950
Vertex Pharmaceuticals Inc. (c)	130	12,322
Walt Disney Co.	299	25,638
WellPoint Inc.	176	18,897
Zimmer Holdings Inc.	122	12,701
Other Securities		90,313
		521,560
Total Common Stocks (cost $943,180)		1,194,930

PREFERRED STOCKS - 2.0%
GERMANY - 2.0%
Bayerische Motoren Werke AG	263	25,157
INDIA - 0.0%
Other Securities		354
Total Preferred Stocks (cost $17,638)		25,511

RIGHTS - 0.0%
SPAIN - 0.0%
Other Securities		236
Total Rights (cost $235)		236

SHORT TERM INVESTMENTS - 6.5%
Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	27,190	27,190
Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	53,281	53,281
Total Short Term Investments (cost $80,471)		80,471
Total Investments - 104.2% (cost $1,041,524)		1,301,148
Other Assets and Liabilities, Net - (4.2%)		(52,638)
Total Net Assets - 100.0%		$1,248,510

Portfolio Composition:	Percentage of Total Investments
Information Technology	22.3%
Financials	17.2
Consumer Discretionary	15.7
Health Care	14.5
Industrials	11.3
Consumer Staples	5.9
Energy	3.6
Materials	1.8
Telecommunication Services	1.5
Short Term Investments	6.2
Total Investments	100.0%

JNL/PIMCO Real Return Fund **

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.1%
Aquilae CLO Plc, 0.64%, 01/17/23 (i), EUR	1,370	$1,853
Arran Residential Mortgages Funding Plc, 1.77%, 11/19/47 (i) (r), EUR	13,451	18,640
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	$1,960	2,114
5.77%, 06/10/49 (i)	2,900	3,191
5.95%, 02/10/51 (i)	2,293	2,554
BCAP LLC REMIC
5.21%, 03/26/37 (i) (r)	1,377	1,361
5.25%, 08/26/37 (r)	3,667	3,819

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Citibank Omni Master Trust, 2.90%, 08/15/18 (i) (r)	16,400	16,455
Citigroup Mortgage Loan Trust Inc. REMIC
0.21% - 2.61%, 08/25/35 - 07/25/45 (i)	1,040	757
2.76%, 09/25/37 (i)	1,691	1,423
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 07/10/46 (r)	5,457	5,572
Countrywide Asset-Backed Certificates REMIC
0.40%, 04/25/36 (i)	87	85
0.33%, 07/25/36 (i)	2,000	1,951
Credit Suisse Mortgage Capital Certificates REMIC
5.87%, 06/15/39 (e) (i)	3,280	3,561
5.47%, 09/18/39 (r)	1,249	1,333
5.38%, 02/15/40 (r)	763	831
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	938	507
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,215
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	4,364
GS Mortgage Securities Trust REMIC, 4.59%, 08/10/43 (r)	4,300	4,766
Hillmark Funding, 0.48%, 05/21/21 (i) (r)	8,153	8,054
Holmes Master Issuer Plc, 1.68%, 10/15/54 (i) (r), EUR	3,559	4,876
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
4.65%, 01/12/37	116	116
5.79%, 02/12/51 (i)	4,000	4,437
JPMorgan Mortgage Trust REMIC
2.70% - 5.11%, 07/25/35 - 09/25/35 (i)	1,275	1,257
2.35%, 07/27/37 (i) (r)	881	755
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,144	6,706
Morgan Stanley Capital I Trust REMIC
0.21%, 05/25/37 (i)	127	83
6.11%, 06/11/49 (i)	3,135	3,470
NCUA Guaranteed Notes Trust REMIC
0.60%, 10/07/20 (i)	2,306	2,319
0.71%, 12/08/20 (i)	3,523	3,546
Penta CLO SA, 0.61%, 06/04/24 (i), EUR	2,614	3,518
RBSCF Trust REMIC
5.70%, 09/16/40 (i) (r)	4,000	4,318
6.21%, 12/16/49 (i) (r)	1,700	1,825
SLM Student Loan Trust
0.68%, 01/25/17 (i)	627	627
1.73%, 04/25/23 (i)	5,121	5,295
REMIC, 0.27%, 04/25/19 (i)	6,300	6,256
Structured Asset Securities Corp. REMIC, 0.29%, 05/25/47 (i)	1,900	1,808
Symphony CLO III Ltd., 0.46%, 05/15/19 (i) (r)	2,093	2,073
Vornado DP LLC Trust, 4.00%, 09/13/28 (r)	4,600	4,930
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.47%, 12/25/35 (i)	273	256
Washington Mutual Mortgage Pass-Through Certificates REMIC
0.89% - 5.13%, 03/25/33 - 05/25/47 (i)	1,533	1,468
1.12%, 08/25/46 (i)	4,665	4,129
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.62%, 12/25/34 (i)	366	374
Other Securities		20,590
Total Non-U.S. Government Agency Asset-Backed Securities (cost $180,867)		185,438

CORPORATE BONDS AND NOTES - 5.8%
ENERGY - 0.3%
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	5,000	5,250
FINANCIALS - 4.2%
ANZ National International Ltd., 0.67%, 08/19/14 (i) (r)	2,000	2,001
Bankia SA
3.50%, 12/14/15, EUR	4,900	6,971
0.53%, 01/25/16 (i), EUR	600	810
4.38%, 02/14/17, EUR	100	147
3.50%, 01/17/19, EUR	2,100	3,056
BNP Paribas SA, 0.53%, 11/07/15 (i)	14,200	14,195
BPCE SA, 0.80%, 11/18/16 (i)	8,100	8,119
BPE Financiaciones SA
2.88%, 05/19/16, EUR	4,100	5,751
2.50%, 02/01/17, EUR	1,600	2,234
China Construction Bank Corp., 1.70%, 04/16/15	8,300	8,317
Citigroup Inc., 0.75%, 05/01/17 (e) (i)	18,700	18,684
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.00%, 09/10/15, GBP	1,100	1,945
Eksportfinans ASA, 2.38%, 05/25/16 (e)	3,200	3,200
Intesa Sanpaolo SpA, 3.13%, 01/15/16	2,600	2,672
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,300	1,479
Westpac Banking Corp., 3.59%, 08/14/14 (r)	4,400	4,415
Other Securities		2,370
		86,366
INDUSTRIALS - 0.3%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,077
Hellenic Railways Organization SA, 4.03%, 03/17/17, EUR	2,300	2,971
Other Securities		2,004
		6,052
TELECOMMUNICATION SERVICES - 0.9%
BellSouth Corp., 4.18%, 04/26/15 (p) (q)	18,000	18,517
UTILITIES - 0.1%
Electricite de France
0.69%, 01/20/17 (e) (i) (r)	2,100	2,109
1.15%, 01/20/17 (r)	600	600
		2,709
Total Corporate Bonds and Notes (cost $118,142)		118,894

GOVERNMENT AND AGENCY OBLIGATIONS - 113.7%
GOVERNMENT SECURITIES - 113.0%
Federal Home Loan Mortgage Corp. - 0.8% (w)
Federal Home Loan Mortgage Corp., 2.50%, 10/02/19	16,200	16,280
Municipals - 0.1%
Other Securities		1,525
Sovereign - 4.6%
Australia Government Bond, 5.25%, 03/15/19, AUD	6,600	6,846
Autonomous Community of Catalonia, Spain, 4.95%, 02/11/20, EUR	1,800	2,759
Hellenic Republic Government International Bond, 4.50%, 07/03/17, JPY	170,000	1,609
Italy Buoni Poliennali Del Tesoro
4.75%, 09/15/16, EUR	100	149
5.50%, 11/01/22, EUR	500	840
Mexico Bonos, 7.75%, 05/29/31, MXN	51,000	4,496

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Mexico Bonos de Proteccion al Ahorro
3.56%, 01/04/18, MXN	194,700	14,961
3.56%, 01/30/20, MXN	187,300	14,422
Slovenia Government International Bond, 4.70%, 11/01/16 (r), EUR	3,600	5,337
Spain Government Bond
5.40%, 09/28/18 (r), EUR	16,500	27,752
3.80%, 04/30/24 (r), EUR	8,500	12,755
		91,926
Treasury Inflation Index Securities - 107.5%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 04/15/18 (n), EUR	70,334	101,396
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 (n), EUR	2,147	3,062
2.55%, 10/22/16 (n), EUR	2,199	3,132
2.25%, 04/22/17 (n), EUR	7,913	11,270
2.10%, 09/15/17 (n), EUR	2,564	3,705
1.70%, 09/15/18 (n), EUR	4,359	6,279
2.10%, 09/15/21 (n), EUR	2,607	3,836
2.35%, 09/15/24 (n) (r), EUR	15,620	22,900
3.10%, 09/15/26 (n), EUR	425	665
Mexican Inflation Indexed Udibonos, 4.00%, 11/08/46 (n), MXN	157,525	13,850
New South Wales Treasury Corp. Inflation Indexed Bond
3.32%, 11/20/25 (s), AUD	8,700	11,172
2.50%, 11/20/35 (s), AUD	2,700	3,366
New Zealand Government Inflation Indexed Bond, 2.01%, 09/20/25 (s), NZD	9,300	7,892
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/15, TBA (g) (n) (o)	85,544	86,941
0.50%, 04/15/15, TBA (g) (n)	28,990	29,406
1.88%, 07/15/15, TBA (g) (n)	11,091	11,519
2.00%, 01/15/16, TBA (g) (n) (o)	74,832	78,890
0.13%, 04/15/16, TBA (g) (n)	105,041	107,782
2.63%, 07/15/17, TBA (g) (n)	3,546	3,969
0.13%, 09/25/18, TBA (g) (n)	208,964	210,221
0.13%, 04/15/19, TBA (g) (n)	71,227	73,308
1.88%, 07/15/19, TBA (g) (n)	18,875	21,236
1.38%, 01/15/20, TBA (g) (n) (o)	107,000	117,299
1.25%, 07/15/20, TBA (g) (n) (o)	103,379	113,241
1.13%, 01/15/21, TBA (g) (n) (o)	36,793	39,832
0.63%, 07/15/21 (n)	168,245	177,104
0.13%, 07/15/22, TBA (g) (n)	136,389	137,199
0.13%, 01/15/23, TBA (g) (n)	62,446	62,183
0.38%, 07/15/23 (n) (o)	33,821	34,445
0.63%, 01/15/24, TBA (g) (n)	50,090	51,851
2.38%, 01/15/25, TBA (g) (n)	111,306	134,698
2.00%, 01/15/26, TBA (g) (n)	86,359	101,600
2.38%, 01/15/27, TBA (g) (n)	92,988	113,940
1.75%, 01/15/28, TBA (g) (n)	20,731	23,828
3.63%, 04/15/28, TBA (g) (n)	9,205	12,909
2.50%, 01/15/29, TBA (g) (n)	56,977	71,764
3.88%, 04/15/29 (n)	56,098	81,872
2.13%, 02/15/40 (n)	31,644	40,144
1.38%, 02/15/44, TBA (g) (n)	51,268	56,194
		2,185,900

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp.
2.09% - 2.24%, 07/01/36 - 10/01/36 (i)	914	968
Interest Only, 0.60%, 09/15/42	9,671	9,648
REMIC, 0.60%, 08/15/33 (i)	2,221	2,229
REMIC, 1.32%, 10/25/44 - 02/25/45 (i)	882	899
		13,744
Federal National Mortgage Association - 0.0%
Other Securities		468
Small Business Administration Participation Certificates - 0.0%
Other Securities		890
Total Government and Agency Obligations (cost $2,286,617)		2,310,733

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., 7.50%, Series L (m) (v)	1	607
Total Preferred Stocks (cost $500)		607

OTHER EQUITY INTERESTS - 0.0%
Other Securities		20
Total Other Equity Interests (cost $2)		20

SHORT TERM INVESTMENTS - 29.4%
Certificates of Deposit - 1.7%
Other Securities		33,940
		33,940
Federal Home Loan Bank - 21.5% (w)
Federal Home Loan Bank
0.09%, 08/29/14	7,300	7,299
0.08%, 09/24/14	429,200	429,160
		436,459
Federal Home Loan Mortgage Corp. - 0.1% (w)
Federal Home Loan Mortgage Corp., 0.08%, 11/26/14	1,800	1,800
Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	7,183	7,183
Treasury Securities - 5.7%
Hellenic Republic Treasury Bill
2.95% - 4.24%, 07/18/14 - 10/10/14, EUR	12,600	17,190
2.95%, 12/12/14, EUR	15,000	20,406
Japan Treasury Bill, 0.00%, 08/04/14, JPY	7,310,000	72,154
U.S. Treasury Bill, 0.08%, 08/21/14 - 03/05/15 (o)	$6,208	6,208
		115,958
Total Short Term Investments (cost $594,402)		595,340
Total Investments - 158.0% (cost $3,180,530)		3,211,032
Other Assets and Liabilities, Net - (58.0%)		(1,178,079)
Total Net Assets - 100.0%		$2,032,953

Portfolio Composition:	Percentage of Total Investments
Government Securities	71.5%
Non-U.S. Government Agency ABS	5.8
Financials	2.7
Telecommunication Services	0.6
U.S. Government Agency MBS	0.5
Industrials	0.2
Energy	0.1
Utilities	0.1
Short Term Investments	18.5
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/PIMCO Total Return Bond Fund **

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.6%
Ameriquest Mortgage Securities Inc. REMIC, 0.62%, 10/25/35 (i)	$16,700	$15,476
BCAP LLC REMIC
5.21% - 5.25%, 02/26/36 - 03/26/37 (i) (r)	2,570	2,409
5.25%, 05/26/37 (r)	8,714	7,807
5.25%, 08/26/37 (r)	4,613	4,804
BCAP LLC Trust REMIC, 4.85%, 03/27/37 (i) (r)	8,985	6,013
Bear Stearns ALT-A Trust REMIC, 4.93%, 09/25/35 (i)	20,980	16,872
Bear Stearns Asset Backed Securities I Trust, 0.40%, 12/25/35 - 04/25/37 (i)	11,000	8,358
Bear Stearns Asset Backed Securities Trust REMIC, 0.41%, 10/25/36 (i)	9,600	8,428
Citigroup Mortgage Loan Trust Inc. REMIC
0.21% - 2.50%, 10/25/35 - 07/25/45 (i)	858	776
2.70%, 10/25/35 (i)	15,600	13,861
Commercial Mortgage Pass-Through Certificates REMIC, 2.37%, 04/26/38 (i) (r)	3,700	3,591
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 12/15/39	2,944	3,196
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 02/15/40	581	632
5.70%, 09/15/40 (i)	7,800	8,583
CSMC Mortgage-Backed Trust REMIC, 6.00%, 07/25/36	3,842	3,060
JP Morgan Mortgage Acquisition Trust REMIC, 0.43%, 01/25/37 (i)	4,800	3,570
JPMorgan Chase Commercial Mortgage Securities Trust, 5.42%, 05/15/47 - 01/15/49	7,968	8,687
JPMorgan Mortgage Acquisition Corp. REMIC, 0.39%, 05/25/36 (i)	8,500	7,049
JPMorgan Mortgage Trust REMIC
2.95%, 02/25/35 (i)	91	91
5.50% - 5.75%, 01/25/36 - 04/25/36	1,411	1,420
Merrill Lynch Mortgage Investors Trust REMIC
0.53% - 2.18%, 05/25/33 - 08/25/35 (i)	8,244	7,418
1.57%, 10/25/35 (i)	10,233	10,111
0.36%, 02/25/36 (i)	320	293
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.08%, 08/12/49 (i)	6,700	7,440
MLCC Mortgage Investors Inc., 0.40%, 10/25/35 - 11/25/35 (i)	386	371
Morgan Stanley Re-REMIC Trust REMIC, 6.00%, 08/12/45 (i) (r)	697	770
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.62%, 01/25/35 (i)	482	484
Other Securities		188,987
Total Non-U.S. Government Agency Asset-Backed Securities (cost $320,397)		340,557

CORPORATE BONDS AND NOTES - 18.2%
CONSUMER DISCRETIONARY - 0.8%
DISH DBS Corp., 6.63%, 10/01/14	23,000	23,287
Other Securities		16,818
		40,105
ENERGY - 1.7%
Petrobras International Finance Co.
5.88% - 8.38%, 03/01/18 - 12/10/18 (e)	2,000	2,247
7.88%, 03/15/19	16,800	19,586
Petroleos Mexicanos, 8.00%, 05/03/19	2,700	3,345
Shell International Finance BV
0.29%, 11/10/15 (i)	11,200	11,206
0.43%, 11/15/16 (i)	9,200	9,209
Statoil ASA, 0.68%, 11/08/18 (e) (i)	29,300	29,501
Other Securities		10,465
		85,559
FINANCIALS - 13.1%
Ally Financial Inc.
6.75%, 12/01/14	12,145	12,403
8.30%, 02/12/15 (e)	26,730	27,849
4.63%, 06/26/15 (e)	8,145	8,410
3.50%, 07/18/16	7,220	7,446
5.50%, 02/15/17	16,000	17,340
4.75%, 09/10/18 (e)	2,065	2,191
7.50%, 09/15/20	1,600	1,928
American International Group Inc.
5.05%, 10/01/15	200	211
8.25%, 08/15/18	3,000	3,727
6.25%, 03/15/37 (i)	800	895
8.18%, 05/15/58 (e) (i)	21,800	30,029
Bank of America Corp.
4.50%, 04/01/15	3,400	3,501
6.50%, 08/01/16	8,460	9,376
Bank of America NA
0.70%, 11/14/16 (i)	48,300	48,391
0.64%, 05/08/17 (i)	4,300	4,298
6.00%, 10/15/36	3,200	3,875
Barclays Bank Plc
5.20%, 07/10/14	700	701
7.63%, 11/21/22 (e)	2,800	3,185
7.75%, 04/10/23 (e) (i)	12,800	14,246
CIT Group Inc., 4.75%, 02/15/15 (r)	53,000	54,060
Citigroup Inc.
5.00%, 09/15/14 (e)	3,700	3,733
5.50%, 10/15/14 (e)	12,450	12,630
1.25% - 4.88%, 05/07/15 - 01/10/17	10,000	10,306
1.02% - 1.19%, 04/01/16 - 07/25/16 (i)	6,000	6,053
0.50%, 06/09/16 (e) (i)	2,600	2,576
6.13%, 08/25/36	1,300	1,494
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.56%, 04/28/17	12,200	12,211
Credit Suisse, 0.72%, 05/26/17 (i)	9,000	9,021
Export-Import Bank of Korea, 5.88%, 01/14/15	9,700	9,965
Ford Motor Credit Co. LLC
8.70%, 10/01/14 (e)	7,400	7,553
3.88%, 01/15/15	10,400	10,586
2.75% - 7.00%, 04/15/15 - 09/15/15	11,600	12,063
4.21%, 04/15/16	6,794	7,170
1.01%, 01/17/17 (i)	19,200	19,335
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	14,321
JPMorgan Chase & Co.
3.15% - 3.70%, 01/20/15 - 07/05/16	8,300	8,486
1.10%, 10/15/15 (e)	12,362	12,413
3.45%, 03/01/16	12,400	12,939
1.05%, 05/30/17 (i), GBP	3,700	6,237
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,660
LBG Capital No.2 Plc
15.00%, 12/21/19 (v), GBP	13,400	33,252
8.88%, 02/07/20 (v), EUR	1,200	1,881
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	26,100	29,950
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	2,170
Morgan Stanley, 6.00%, 04/28/15	13,600	14,232
Northern Rock Plc, 5.63%, 06/22/17 (p) (q)	16,000	17,856
SLM Corp.
5.05%, 11/14/14	8,000	8,110
6.25%, 01/25/16	15,194	16,144
8.45%, 06/15/18	11,002	13,010

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
5.50%, 01/15/19	100	106
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,455
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	8,700	9,276
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	2,100	2,389
0.69%, 04/22/19 (i)	11,100	11,126
Other Securities		68,365
		673,136
HEALTH CARE - 0.1%
Other Securities		8,148
INDUSTRIALS - 1.0%
Hellenic Railways Organization SA, 4.50%, 12/06/16, JPY	1,298,700	12,535
International Lease Finance Corp.
5.75%, 05/15/16 (e)	1,600	1,714
6.75%, 09/01/16 (r)	1,900	2,104
7.13%, 09/01/18 (r)	20,858	24,195
Other Securities		8,991
		49,539
INFORMATION TECHNOLOGY - 0.1%
Other Securities		6,360
MATERIALS - 0.3%
Other Securities		14,769
TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications Inc.
2.50%, 09/15/16	9,800	10,100
1.98%, 09/14/18 (i)	2,300	2,427
3.65%, 09/14/18	7,800	8,329
Other Securities		13,064
		33,920
UTILITIES - 0.4%
Other Securities		19,549
Total Corporate Bonds and Notes (cost $896,797)		931,085

GOVERNMENT AND AGENCY OBLIGATIONS - 56.0%
GOVERNMENT SECURITIES - 30.4%
Federal Home Loan Mortgage Corp. - 3.6% (w)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17 (o)	35,100	35,074
0.75%, 01/12/18 (o)	111,700	110,010
0.88% - 3.75%, 03/07/18 - 08/01/19	19,800	20,150
1.25%, 10/02/19	20,100	19,518
		184,752
Federal National Mortgage Association - 1.5% (w)
Federal National Mortgage Association
0.88%, 08/28/17 (o)	19,300	19,167
0.88%, 10/26/17	47,000	46,644
0.88% - 1.88%, 12/20/17 - 09/18/18	13,500	13,331
		79,142
Municipals - 3.9%
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	13,800	17,398
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	21,661
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	11,947
New York Liberty Development Corp., GO, 5.00%, 12/15/41	17,000	18,462
State of California
7.70% - 7.95%, 11/01/30 - 03/01/36	700	854
7.50%, 04/01/34	7,600	10,819
Other Securities		118,627
		199,768
Sovereign - 13.3%
Hellenic Republic Government International Bond, 5.25%, 02/01/16, JPY	1,382,000	13,505
Italy Buoni Poliennali Del Tesoro
3.00% - 3.75%, 06/15/15 - 08/01/16, EUR	10,500	14,959
4.50%, 07/15/15, EUR	35,100	50,061
3.75%, 08/01/15, EUR	9,100	12,900
3.00%, 11/01/15, EUR	79,800	112,895
2.75%, 12/01/15, EUR	35,600	50,257
2.25%, 05/15/16, EUR	16,000	22,573
Italy Certificati di Credito del Tesoro, 0.00%, 06/30/15 (j), EUR	8,900	12,132
Province of Ontario, Canada
1.00%, 07/22/16 (e)	1,100	1,107
1.60%, 09/21/16	66,200	67,475
3.00% - 5.50%, 06/02/18 - 06/02/22, CAD	16,500	16,642
1.65% - 4.40%, 09/27/19 - 04/14/20 (e)	11,300	12,269
Spain Government Bond
2.10% - 3.30%, 04/30/15 - 04/30/17, EUR	9,100	12,896
4.00%, 07/30/15, EUR	39,400	56,060
3.75%, 10/31/15, EUR	83,700	119,706
3.15%, 01/31/16, EUR	36,500	52,106
4.25%, 10/31/16, EUR	9,200	13,643
5.50%, 07/30/17, EUR	1,000	1,562
4.50%, 01/31/18, EUR	9,600	14,774
Other Securities		24,585
		682,107
Treasury Inflation Index Securities - 8.1%
U.S. Treasury Inflation Indexed Note
0.13% - 1.13%, 09/24/18 - 07/15/21 (n)	15,385	16,295
1.25%, 07/15/20 (n) (o)	20,002	21,910
0.13%, 07/15/22 (n)	44,845	45,111
0.38%, 07/15/23 (n)	11,410	11,620
2.38%, 01/15/25 (n)	47,541	57,532
2.00%, 01/15/26 (n)	48,256	56,772
2.38%, 01/15/27 (n)	79,822	97,807
1.75%, 01/15/28 (n) (o)	80,119	92,087
3.63% - 3.88%, 04/15/28 - 04/15/29 (n)	1,735	2,516
2.50%, 01/15/29 (n)	10,821	13,629
		415,279

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 25.6%
Federal Home Loan Mortgage Corp. - 1.1%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 08/01/16	4	5
5.50% - 6.00%, 05/01/26 - 05/01/40	20,467	22,923
2.48%, 07/01/27 (i)	1	1
4.50% - 6.00%, 08/15/43 - 07/15/44, TBA (g)	6,000	6,519
4.50%, 07/15/44, TBA (g)	11,000	11,897
REMIC, 0.30% - 7.00%, 07/19/18 - 05/15/23	736	750
REMIC, 0.30%, 07/15/19 (i)	231	231
REMIC, 0.19% - 1.32%, 11/15/30 - 02/25/45 (i)	951	947
REMIC, 4.50%, 03/15/34	9,825	10,483
REMIC, 3.50%, 01/15/42	4,126	3,823
		57,579
Federal National Mortgage Association - 23.1%
Federal National Mortgage Association
4.00% - 6.00%, 02/01/15 - 05/01/17	114	121
2.31% - 6.00%, 07/01/17 - 06/01/24	82,899	87,134
3.16%, 05/01/22	12,972	13,590
2.87% - 6.50%, 07/01/24 - 09/01/43	410,789	452,544
3.00%, 05/01/28	11,000	11,437
3.00%, 07/15/29, TBA (g)	23,000	23,877

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.50%, 07/15/29, TBA (g)	139,000	147,238
4.00% - 5.50%, 07/15/29 - 08/15/43, TBA (g)	9,000	9,939
1.32% - 2.07%, 01/01/35 - 06/01/43 (i)	1,540	1,627
5.50%, 02/01/37	10,196	11,401
5.50%, 02/01/38	11,481	12,845
5.50%, 06/01/38	42,157	47,132
5.50%, 12/01/38	9,569	10,698
5.50%, 09/01/40	22,422	25,068
6.00%, 05/01/41	39,652	44,677
4.50%, 08/15/43, TBA (g)	50,000	53,993
5.00%, 07/15/44, TBA (g)	144,000	159,840
5.50%, 07/15/44, TBA (g)	22,000	24,612
6.00%, 07/15/44, TBA (g)	30,000	33,773
REMIC, 5.00% - 6.50%, 01/30/19 - 07/31/19	236	259
REMIC, 0.22% - 2.27%, 05/25/35 - 03/25/44 (i)	3,744	3,738
REMIC, 0.65%, 06/25/39 (i)	10,880	10,932
		1,186,475
Government National Mortgage Association - 1.1%
Government National Mortgage Association
1.63% - 2.00%, 05/20/26 - 02/20/32 (i)	127	130
5.00%, 02/15/38 - 07/15/41	19,882	21,855
5.00%, 04/15/39	18,828	20,675
5.00%, 05/15/39	9,437	10,378
		53,038
Small Business Administration Participation Certificates - 0.3%
Other Securities		14,564
Total Government and Agency Obligations (cost $2,825,653)		2,872,704

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Wells Fargo & Co., 7.50% (m) (v)	25	30,350
Total Preferred Stocks (cost $30,281)		30,350

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	740	20,202
Total Trust Preferreds (cost $18,500)		20,202

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 27.7%
Certificates of Deposit - 0.3%
Credit Suisse, 0.46%, 03/17/15 (i)	3,300	3,299
Other Securities		14,186
		17,485
Federal Home Loan Bank - 14.4% (w)
Federal Home Loan Bank
0.05% - 0.11%, 07/09/14 - 11/05/14	196,985	196,966
0.12%, 08/01/14	60,700	60,698
0.11%, 08/06/14	100,300	100,295
0.06%, 08/13/14	6,700	6,699
0.08%, 09/05/14	55,900	55,896
0.07%, 09/26/14	57,700	57,694
0.08%, 10/10/14	194,400	194,373
0.08%, 10/29/14	66,300	66,289
		738,910
Federal Home Loan Mortgage Corp. - 6.6% (w)
Federal Home Loan Mortgage Corp.
0.06% - 0.09%, 09/12/14 - 11/21/14	99,400	99,386
0.08%, 01/13/15	57,100	57,075
0.11%, 03/17/15	181,500	181,369
		337,830
Federal National Mortgage Association - 5.5% (w)
Federal National Mortgage Association
0.05% - 0.09%, 07/28/14 - 10/06/14	198,315	198,297
0.07%, 10/14/14	85,000	84,988
		283,285
Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	47,719	47,719
Total Short Term Investments (cost $1,425,146)		1,425,229
Total Investments - 109.5% (cost $5,516,774)		5,620,127
Other Assets and Liabilities, Net - (9.5%)		(489,810)
Total Net Assets - 100.0%		$5,130,317

Portfolio Composition:	Percentage of Total Investments
Government Securities	27.8%
U.S. Government Agency MBS	23.3
Financials	12.9
Non-U.S. Government Agency ABS	6.1
Energy	1.5
Industrials	0.9
Consumer Discretionary	0.7
Telecommunication Services	0.6
Utilities	0.3
Materials	0.3
Health Care	0.1
Information Technology	0.1
Short Term Investments	25.4
Total Investments	100.0%

JNL/PPM America Floating Rate Income Fund ** (t)

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 4.7%
CONSUMER DISCRETIONARY - 1.1%
MGM Resorts International, 6.63%, 10/01/20 - 12/15/21	$1,381	$1,539
Other Securities		18,861
		20,400
CONSUMER STAPLES - 0.3%
HJ Heinz Co., 4.25%, 10/15/20	1,506	1,515
Other Securities		4,396
		5,911
ENERGY - 1.0%
Arch Coal Inc., 8.00%, 01/15/19 (r)	591	585
Seadrill Ltd., 6.13%, 09/15/17 (r)	750	789
Other Securities		15,991
		17,365
FINANCIALS - 0.3%
Other Securities		4,830
HEALTH CARE - 0.5%
Other Securities		8,884

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INDUSTRIALS - 0.5%
Other Securities		9,579
INFORMATION TECHNOLOGY - 0.4%
Other Securities		6,361
MATERIALS - 0.3%
Other Securities		4,504
TELECOMMUNICATION SERVICES - 0.1%
Other Securities		2,196
UTILITIES - 0.2%
Other Securities		4,200
Total Corporate Bonds and Notes (cost $80,663)		84,230

VARIABLE RATE SENIOR LOAN INTERESTS - 94.1% (i)
CONSUMER DISCRETIONARY - 29.1%
Acosta Inc. Term Loan B, 4.25%, 10/30/19	6,805	6,832
Allison Transmission Inc. Term Loan, 3.75%, 09/23/20	7,321	7,334
Cequel Communications LLC Term Loan, 3.50%, 04/23/20	8,616	8,613
Charter Communications Operating LLC Term Loan E, 3.00%, 04/23/21	17,847	17,562
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	468	461
Clear Channel Communications Inc. Term Loan, 6.90%, 04/01/20	9,000	8,950
Formula One Holdings Term Loan B-2, 4.50%, 05/30/20	7,387	7,397
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 08/17/19	7,694	7,696
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 11/07/22	3,249	3,242
Hilton Worldwide Inc. Term Loan B, 3.50%, 06/24/22	8,021	8,005
MGM Resorts International Term Loan B, 3.50%, 12/23/20	8,195	8,167
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	10,955	10,926
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/12/21	9,611	9,467
ServiceMaster Co LLC Term Loan, 0.00%, 06/27/21 (z)	12,000	11,978
ServiceMaster Co. Term Loan, 4.40%, 01/31/17	7,894	7,889
ServiceMaster Co. Term Loan C, 4.25%, 01/31/17	3,960	3,956
Tribune Company Initial Term Loan, 4.00%, 11/26/20	12,935	12,955
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/05/21	3,738	3,735
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/12/21	14,264	14,245
Univision Communications Inc. Term Loan, 0.00%, 03/14/21 (z)	5	5
Ziggo BV Term Loan B-1
0.00%, 01/15/22 (z)	368	363
3.25%, 01/15/22	6,288	6,211
Ziggo BV Term Loan B-2
0.00%, 01/15/22 (z)	345	340
3.25%, 01/15/22	3,945	3,896
Ziggo BV Term Loan B-3, 0.00%, 01/15/22 (z)	7,054	6,968
Other Securities		346,051
		523,244
CONSUMER STAPLES - 5.8%
Arysta LifeScience SPC LLC 1st Lien Term Loan, 4.50%, 05/18/21	7,829	7,839
Arysta LifeScience SPC LLC 2nd Lien Term Loan, 8.25%, 11/20/20	500	508
BJ’s Wholesale Club Inc. Term Loan B, 4.50%, 11/25/20	7,470	7,474
HJ Heinz Co. Term Loan B-2, 3.50%, 03/31/21	11,863	11,946
U.S. Foodservice Inc. Term Loan, 4.50%, 05/12/20	6,930	6,937
Other Securities		68,637
		103,341
ENERGY - 5.0%
Arch Western Finance LLC Term Loan, 6.25%, 12/31/19	6,949	6,824
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	7,197	7,309
Seadrill Ltd. Term Loan B
0.00%, 02/12/21 (z)	1,000	993
4.00%, 02/12/21	8,789	8,728
Other Securities		66,616
		90,470
FINANCIALS - 5.9%
Asurion LLC 2nd Lien Term Loan, 8.50%, 02/26/21	2,000	2,073
Asurion LLC Incremental Term Loan, 4.25%, 06/21/21	4,677	4,671
Asurion LLC Term Loan
5.00%, 06/07/20	7,423	7,464
5.00%, 06/14/20	1,000	1,006
Nuveen Investments Inc. 1st Lien Term Loan B, 4.15%, 05/07/17	9,000	9,011
Nuveen Investments Inc. 2nd Lien Term Loan, 6.50%, 04/15/20	4,500	4,538
Realogy Corp. Extended Term Loan, 4.40%, 10/10/16	51	51
Realogy Corp. Term Loan, 3.75%, 03/17/21	10,024	10,020
Other Securities		67,140
		105,974
HEALTH CARE - 11.1%
Millenium Laboratories LLC Term Loan B, 5.25%, 04/17/21	7,000	7,064
Multiplan Inc. Term Loan, 4.00%, 03/21/21	12,700	12,658
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 10/07/20	9,123	9,105
Other Securities		170,870
		199,697
INDUSTRIALS - 12.4%
DuPont Performance Coatings Inc. Term Loan, 4.00%, 02/03/21	9,910	9,904
Gardner Denver Inc. Dollar Term Loan, 4.25%, 11/14/21	8,920	8,913
Gates Global LLC US Term Loan, 0.00%, 06/12/21 (z)	8,500	8,469
Generac Power Systems Inc. New Term Loan, 3.25%, 05/08/21	8,018	7,954
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/19/20	9,660	9,628
RBS Global Inc. and Rexnord Corp. Term Loan B
0.00%, 01/15/22 (z)	2,000	1,997
4.00%, 01/15/22	11,454	11,437
TransDigm Inc. Term Loan C, 3.75%, 03/05/21	9,064	9,030
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	500	498

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		154,111
		221,941
INFORMATION TECHNOLOGY - 10.6%
BMC Software Finance Inc. Term Loan, 5.00%, 01/10/22	11,244	11,218
CDW LLC Incremental Term Loan, 3.25%, 04/16/21	1,000	989
CDW LLC Term Loan, 3.25%, 04/15/21	10,910	10,787
Dell Inc. Term Loan B, 4.50%, 01/29/24	11,945	11,999
First Data Corp. Extended Term Loan, 4.15%, 03/24/21	4,129	4,134
First Data Corp. New Term Loan B, 4.15%, 02/11/20	1,000	1,001
First Data Corp. Term Loan, 4.15%, 11/13/19	12,697	12,712
Freescale Semiconductor Inc. Extended Term Loan B, 4.25%, 02/11/21	6,925	6,919
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	2,978	2,988
Other Securities		127,401
		190,148
MATERIALS - 8.4%
Berry Plastics Corp. Term Loan D
3.50%, 02/07/21	5	5
3.50%, 02/12/21	13,862	13,739
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 08/04/20	14,840	14,846
Huntsman International Additional Term Loan, 0.00%, 01/31/21 (z)	7,000	6,996
INEOS US Finance LLC New Term Loan, 3.75%, 12/28/19	11,341	11,308
Univar Inc. Term Loan B
0.00%, 06/30/17 (z)	—	—
5.00%, 06/30/17	10,585	10,625
5.00%, 07/27/19	3,056	3,067
Other Securities		89,770
		150,356
TELECOMMUNICATION SERVICES - 5.0%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 08/05/20	9,628	9,636
Level 3 Communications Inc. Term Loan, 4.00%, 01/15/21	13,000	13,003
Level 3 Communications Inc. Term Loan B-3, 4.00%, 09/23/20	500	500
SBA Communications Inc. Term Loan, 3.25%, 03/24/21	7,000	6,952
Telesat Canada US Term Loan B, 3.50%, 04/25/20	7,879	7,857
Other Securities		52,374
		90,322
UTILITIES - 0.8%
Other Securities		14,506
Total Variable Rate Senior Loan Interests (cost $1,689,965)		1,689,999

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 4.6%
State Street Institutional Liquid Reserves Fund, 0.03% (h)	82,578	82,578
Total Short Term Investments (cost $82,578)		82,578
Total Investments - 103.4% (cost $1,853,206)		1,856,807
Other Assets and Liabilities, Net - (3.4%)		(61,261)
Total Net Assets - 100.0%		$1,795,546

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	29.3%
Industrials	12.5
Health Care	11.2
Information Technology	10.6
Materials	8.3
Financials	6.0
Consumer Staples	5.9
Energy	5.8
Telecommunication Services	5.0
Utilities	1.0
Short Term Investments	4.4
Total Investments	100.0%

JNL/PPM America High Yield Bond Fund **

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.2%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$13,927	$14,658
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.04%, 10/15/42 (i)	1,076	1,104
Other Securities		22,904
Total Non-U.S. Government Agency Asset-Backed Securities (cost $37,085)		38,666

CORPORATE BONDS AND NOTES - 85.0%
CONSUMER DISCRETIONARY - 23.9%
Altice SA, 7.75%, 05/15/22 (e) (r)	12,204	13,028
AMC Networks Inc., 4.75%, 12/15/22	6,000	6,000
Beazer Homes USA Inc.
5.75%, 06/15/19 (e) (r)	6,977	6,977
7.50%, 09/15/21	14,382	15,246
Borgata Term Loan B, 6.75%, 02/06/20 (i)	10,365	10,478
Caesars Entertainment Corp. Term Loan, 9.75%, 10/23/19	2,250	2,218
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20 (e)	14,000	11,707
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21 (e) (r)	3,000	3,225
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.24%, 04/10/21	4,760	4,702
Delphi Corp.
6.13%, 05/15/21 (e)	9,098	10,168
5.00%, 02/15/23 (e)	3,756	4,038
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,727
5.88%, 07/15/22 (e)	3,909	4,241
5.00%, 03/15/23	8,075	8,226
General Motors Co.
3.50%, 10/02/18 (r)	5,000	5,113
4.88%, 10/02/23 (e) (r)	5,000	5,263
6.25%, 10/02/43 (r)	4,427	5,069
KB Home
4.75%, 05/15/19	4,000	4,030
7.00%, 12/15/21 (e)	10,943	11,928
7.50%, 09/15/22 (e)	4,421	4,907
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	8,000	8,440
MGM Resorts International
11.38%, 03/01/18	2,000	2,600
8.63%, 02/01/19	5,000	5,956
6.75%, 10/01/20	4,821	5,381
6.63%, 12/15/21	3,342	3,718

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (e) (r) (y)	15,544	16,943
Scientific Games International Inc., 6.63%, 05/15/21 (e) (r)	15,000	14,850
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	12,000	13,560
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 09/24/20 (i)	3,128	3,222
Sirius XM Radio Inc.
4.63%, 05/15/23 (e) (r)	1,631	1,562
6.00%, 07/15/24 (r)	14,753	15,343
WideOpenWest Finance LLC
10.25%, 07/15/19 (r)	4,675	5,254
10.25%, 07/15/19	9,500	10,676
13.38%, 10/15/19	9,475	10,967
Other Securities		486,469
		746,232
CONSUMER STAPLES - 2.7%
Other Securities		85,272
ENERGY - 16.0%
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	9,150
6.25%, 06/01/21 (e)	10,922	7,727
Arch Coal Inc.
8.00%, 01/15/19 (e) (r)	3,845	3,807
9.88%, 06/15/19	6,857	5,846
7.25%, 06/15/21 (e)	9,090	6,636
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f) (q)	22,841	24,325
Calumet Specialty Products Partners LP
9.63%, 08/01/20	1,538	1,773
6.50%, 04/15/21 (r)	14,624	14,916
7.63%, 01/15/22	13,016	13,992
Chesapeake Energy Corp.
4.88%, 04/15/22 (e)	22,000	22,770
5.75%, 03/15/23 (e)	3,000	3,334
EnQuest Plc, 7.00%, 04/15/22 (r)	15,010	15,498
Hercules Offshore Inc.
8.75%, 07/15/21 (r)	6,800	7,191
7.50%, 10/01/21 (e) (r)	8,076	8,015
Legacy Reserves LP
8.00%, 12/01/20	6,167	6,630
6.63%, 12/01/21 (e) (r)	4,673	4,743
Quicksilver Resources Inc., 11.00%, 07/01/21 (e)	14,000	14,175
Other Securities		328,085
		498,613
FINANCIALS - 8.3%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	6,483	7,326
Ally Financial Inc.
3.13%, 01/15/16 (e)	6,667	6,842
3.50%, 07/18/16	6,000	6,187
2.75%, 01/30/17	12,000	12,135
4.75%, 09/10/18	7,500	7,959
3.50%, 01/27/19	8,438	8,520
7.50%, 09/15/20	5,000	6,025
Goldman Sachs Group Inc., 5.70%, (callable at 100 beginning 05/10/19) (m)	19,140	19,774
International Lease Finance Corp.
8.25%, 12/15/20 (e)	3,003	3,709
8.63%, 01/15/22	3,000	3,765
JPMorgan Chase & Co., 5.00%, (callable at 100 beginning 07/01/19) (e) (m)	20,000	19,878
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	15,337	15,565
Stena AB, 7.00%, 02/01/24 (e) (r)	8,993	9,578
Stena International SA, 5.75%, 03/01/24 (e) (r)	7,500	7,575
Other Securities		122,833
		257,671
HEALTH CARE - 6.1%
HCA Holdings Inc., 6.25%, 02/15/21 (e)	2,678	2,876
HCA Inc.
6.50%, 02/15/16 (e)	4,000	4,305
3.75%, 03/15/19	3,115	3,142
6.50%, 02/15/20 (e)	6,571	7,392
7.50%, 02/15/22	3,000	3,461
4.75%, 05/01/23	8,000	7,990
5.88%, 05/01/23 (e)	6,000	6,278
5.00%, 03/15/24 (e)	1,739	1,763
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	4,800	4,866
6.00%, 10/01/20	2,281	2,475
8.13%, 04/01/22 (e)	7,855	9,092
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (r)	3,733	4,022
7.50%, 07/15/21 (e) (r)	12,586	13,939
Other Securities		119,866
		191,467
INDUSTRIALS - 9.6%
Abengoa Finance SAU, 7.75%, 02/01/20 (r)	6,434	7,166
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	16,000	16,480
Algeco Scotsman Global Finance Plc Term Loan, 15.75%, 12/27/19 (i) (y)	8,270	8,911
Bombardier Inc.
4.25%, 01/15/16 (e) (r)	3,000	3,097
7.50%, 03/15/18 (e) (r)	2,730	3,078
4.75%, 04/15/19 (e) (r)	6,286	6,396
6.00%, 10/15/22 (e) (r)	13,363	13,697
6.13%, 01/15/23 (e) (r)	7,604	7,832
International Lease Finance Corp., 4.63%, 04/15/21 (e)	9,897	10,219
Meritor Inc.
6.75%, 06/15/21	10,000	10,756
6.25%, 02/15/24 (e)	3,828	4,010
Other Securities		207,028
		298,670
INFORMATION TECHNOLOGY - 3.9%
First Data Corp., 11.75%, 08/15/21 (e)	14,368	17,026
ViaSat Inc., 6.88%, 06/15/20	19,319	20,816
Other Securities		83,269
		121,111
MATERIALS - 6.4%
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	14,312	14,956
Cemex Espana Luxembourg, 9.25%, 05/12/20 (r)	4,821	5,273
Cemex Finance LLC, 9.38%, 10/12/22 (e) (r)	3,011	3,542
Cemex SAB de CV
9.50%, 06/15/18 (r)	1,552	1,777
6.50%, 12/10/19 (r)	6,791	7,275
7.25%, 01/15/21 (e) (r)	13,228	14,551
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (e) (r)	10,859	11,823
6.88%, 04/01/22 (e) (r)	6,500	6,971
Other Securities		131,586
		197,754
TELECOMMUNICATION SERVICES - 6.6%
Altice Financing SA, 7.88%, 12/15/19 (r)	4,101	4,488
Altice Finco SA, 9.88%, 12/15/20 (r)	3,979	4,586

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Frontier Communications Corp.
8.50%, 04/15/20 (e)	5,718	6,747
9.25%, 07/01/21	3,000	3,592
8.75%, 04/15/22	1,295	1,502
9.00%, 08/15/31	4,429	4,772
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (e)	15,000	15,656
Sprint Capital Corp.
6.90%, 05/01/19 (e)	3,000	3,307
6.88%, 11/15/28	12,266	12,389
Sprint Nextel Corp.
7.00%, 03/01/20 (e) (r)	2,553	2,936
11.50%, 11/15/21	4,000	5,400
6.00%, 11/15/22 (e)	6,000	6,120
Verizon Communications Inc.
5.15%, 09/15/23	12,500	13,981
6.55%, 09/15/43	10,631	13,356
Other Securities		107,200
		206,032
UTILITIES - 1.5%
AES Corp.
9.75%, 04/15/16 (e)	1,355	1,535
8.00%, 10/15/17	244	284
3.23%, 06/01/19 (i)	7,866	7,925
8.00%, 06/01/20	2,000	2,405
7.38%, 07/01/21 (e)	3,367	3,939
4.88%, 05/15/23 (e)	987	977
5.50%, 03/15/24 (e)	3,000	3,068
Other Securities		27,905
		48,038
Total Corporate Bonds and Notes (cost $2,538,080)		2,650,860

COMMON STOCKS - 7.3%
CONSUMER DISCRETIONARY - 2.3%
AMC Networks Inc. - Class A (c)	151	9,303
Other Securities		62,735
		72,038
CONSUMER STAPLES - 0.4%
Other Securities		12,674
ENERGY - 0.8%
Legacy Reserves LP	100	3,124
Other Securities		22,031
		25,155
FINANCIALS - 1.3%
JPMorgan Chase & Co.	145	8,355
Wells Fargo & Co.	225	11,826
Other Securities		18,521
		38,702
HEALTH CARE - 0.5%
Other Securities		16,395
INDUSTRIALS - 0.8%
Other Securities		24,625
INFORMATION TECHNOLOGY - 0.2%
Other Securities		5,000
MATERIALS - 0.5%
Other Securities		15,413
TELECOMMUNICATION SERVICES - 0.3%
Other Securities		9,281
UTILITIES - 0.2%
Other Securities		7,090
Total Common Stocks (cost $190,179)		226,373

PREFERRED STOCKS - 2.7%
ENERGY - 0.3%
Other Securities		10,445
FINANCIALS - 2.4%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 08/07/14) (m) (r)	1	1,016
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (m)	928	22,736
Wells Fargo & Co., 6.63%, (callable at 25 beginning 03/15/24) (m)	867	24,207
Other Securities		26,013
		73,972
Total Preferred Stocks (cost $80,081)		84,417

TRUST PREFERREDS - 0.1%
FINANCIALS - 0.1%
Other Securities		2,631
Total Trust Preferreds (cost $2,430)		2,631
INVESTMENT COMPANIES - 0.5%
Other Securities		15,068
Total Investment Companies (cost $12,178)		15,068
OTHER EQUITY INTERESTS - 0.7%
Other Securities		23,187
Total Other Equity Interests (cost $21,531)		23,187

SHORT TERM INVESTMENTS - 15.7%
Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (a) (h)	79,095	79,095
Securities Lending Collateral - 13.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	411,254	411,254
Total Short Term Investments (cost $490,349)		490,349
Total Investments - 113.2% (cost $3,371,913)		3,531,551
Other Assets and Liabilities, Net - (13.2%)		(412,541)
Total Net Assets - 100.0%		$3,119,010

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	23.2%
Energy	15.1
Financials	10.5
Industrials	9.5
Telecommunication Services	6.1
Materials	6.0
Health Care	5.9
Information Technology	3.6
Consumer Staples	2.8
Utilities	1.9
Non-U.S. Government Agency ABS	1.1
Investment Companies	0.4
Short Term Investments	13.9
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/PPM America Mid Cap Value Fund

	Shares/Par †	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 13.6%
Bally Technologies Inc. (c)	83	$5,442
Best Buy Co. Inc.	139	4,304
Foot Locker Inc.	190	9,642
Macy’s Inc.	166	9,643
Meredith Corp.	170	8,241
Newell Rubbermaid Inc.	246	7,608
Royal Caribbean Cruises Ltd.	93	5,187
Viacom Inc. - Class B	43	3,686
		53,753
CONSUMER STAPLES - 2.4%
Ingredion Inc.	126	9,485
ENERGY - 9.0%
Diamond Offshore Drilling Inc. (e)	157	7,792
Helix Energy Solutions Group Inc. (c)	359	9,456
National Oilwell Varco Inc.	50	4,150
Patterson-UTI Energy Inc.	291	10,168
W&T Offshore Inc. (e)	254	4,156
		35,722
FINANCIALS - 19.4%
Allstate Corp.	165	9,712
American Financial Group Inc.	161	9,607
Astoria Financial Corp.	669	9,004
FirstMerit Corp.	450	8,896
Hartford Financial Services Group Inc.	268	9,586
Janus Capital Group Inc. (e)	814	10,161
Lincoln National Corp.	190	9,784
Reinsurance Group of America Inc.	123	9,681
		76,431
HEALTH CARE - 10.6%
CIGNA Corp.	106	9,785
Health Net Inc. (c)	178	7,386
Hill-Rom Holdings Inc.	243	10,079
LifePoint Hospitals Inc. (c)	124	7,682
Teleflex Inc.	66	6,917
		41,849
INDUSTRIALS - 20.3%
Belden Inc.	75	5,885
Con-Way Inc.	166	8,388
Esterline Technologies Corp. (c)	84	9,636
GATX Corp.	89	5,971
Kennametal Inc.	210	9,737
Lincoln Electric Holdings Inc.	56	3,885
SkyWest Inc.	303	3,704
Spirit Aerosystems Holdings Inc. - Class A (c)	289	9,746
Steelcase Inc. - Class A	462	6,995
Terex Corp.	233	9,556
Textron Inc.	174	6,674
		80,177
INFORMATION TECHNOLOGY - 10.2%
Applied Materials Inc.	359	8,086
Avnet Inc.	224	9,926
Fairchild Semiconductor International Inc. (c)	516	8,053
Omnivision Technologies Inc. (c)	177	3,884
Teradyne Inc. (e)	517	10,127
		40,076
MATERIALS - 9.9%
Allegheny Technologies Inc.	93	4,212
Ashland Inc.	56	6,068
Nucor Corp.	73	3,580
Olin Corp. (e)	276	7,441
Reliance Steel & Aluminum Co.	132	9,708
Steel Dynamics Inc.	450	8,077
		39,086
UTILITIES - 4.5%
Edison International	166	9,646
PNM Resources Inc.	275	8,054
		17,700
Total Common Stocks (cost $319,048)		394,279

SHORT TERM INVESTMENTS - 7.0%
Investment Companies - 0.0%
JNL Money Market Fund, 0.01% (a) (h)	90	90
Securities Lending Collateral - 7.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	27,586	27,586
Total Short Term Investments (cost $27,676)		27,676
Total Investments - 106.9% (cost $346,724)		421,955
Other Assets and Liabilities, Net - (6.9%)		(27,220)
Total Net Assets - 100.0%		$394,735

Portfolio Composition:	Percentage of Total Investments
Industrials	19.0%
Financials	18.1
Consumer Discretionary	12.7
Health Care	9.9
Information Technology	9.5
Materials	9.3
Energy	8.5
Utilities	4.2
Consumer Staples	2.2
Short Term Investments	6.6
Total Investments	100.0%

JNL/PPM America Small Cap Value Fund

	Shares/Par †	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 15.6%
Bally Technologies Inc. (c)	91	$6,000
Bob Evans Farms Inc.	106	5,300
Columbia Sportswear Co.	47	3,852
Foot Locker Inc.	108	5,458
Jakks Pacific Inc. (e)	281	2,172
Meredith Corp.	125	6,045
Skechers U.S.A. Inc. - Class A (c)	48	2,207
Superior Industries International Inc.	260	5,353
		36,387
CONSUMER STAPLES - 4.6%
Cott Corp. (e)	710	5,016
Ingredion Inc.	75	5,643
		10,659
ENERGY - 8.1%
Helix Energy Solutions Group Inc. (c)	241	6,346
Hercules Offshore Inc. (c) (e)	1,122	4,509
Patterson-UTI Energy Inc.	122	4,259
W&T Offshore Inc.	223	3,652
		18,766

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FINANCIALS - 13.2%
American Financial Group Inc.	69	4,086
Astoria Financial Corp.	429	5,763
FirstMerit Corp.	292	5,763
Independent Bank Corp.	150	5,773
Janus Capital Group Inc. (e)	481	5,999
Reinsurance Group of America Inc.	43	3,393
		30,777
HEALTH CARE - 11.1%
Greatbatch Inc. (c)	120	5,887
Health Net Inc. (c)	138	5,733
Hill-Rom Holdings Inc.	139	5,786
LifePoint Hospitals Inc. (c)	71	4,397
Teleflex Inc.	39	4,097
		25,900
INDUSTRIALS - 25.6%
Apogee Enterprises Inc.	70	2,440
Belden Inc.	77	6,042
Con-Way Inc.	123	6,185
Esterline Technologies Corp. (c)	51	5,894
GATX Corp.	72	4,800
GenCorp Inc. (c) (e)	282	5,394
Kennametal Inc.	120	5,572
Lincoln Electric Holdings Inc.	32	2,222
SkyWest Inc.	454	5,549
Spirit Aerosystems Holdings Inc. - Class A (c)	171	5,773
Steelcase Inc. - Class A	345	5,215
Terex Corp.	113	4,632
		59,718
INFORMATION TECHNOLOGY - 11.8%
Benchmark Electronics Inc. (c)	241	6,151
Fairchild Semiconductor International Inc. (c)	298	4,647
Omnivision Technologies Inc. (c)	207	4,546
SYNNEX Corp. (c)	86	6,265
Teradyne Inc. (e)	302	5,915
		27,524
MATERIALS - 7.5%
Allegheny Technologies Inc.	83	3,752
Olin Corp. (e)	202	5,446
Reliance Steel & Aluminum Co.	53	3,892
Steel Dynamics Inc.	247	4,441
		17,531
UTILITIES - 2.2%
PNM Resources Inc.	177	5,194
Total Common Stocks (cost $197,014)		232,456

SHORT TERM INVESTMENTS - 10.6%
Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	953	953
Securities Lending Collateral - 10.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	23,713	23,713
Total Short Term Investments (cost $24,666)		24,666
Total Investments - 110.3% (cost $221,680)		257,122
Other Assets and Liabilities, Net - (10.3%)		(24,113)
Total Net Assets - 100.0%		$233,009

Portfolio Composition:	Percentage of Total Investments
Industrials	23.2%
Consumer Discretionary	14.2
Financials	12.0
Information Technology	10.7
Health Care	10.1
Energy	7.3
Materials	6.8
Consumer Staples	4.1
Utilities	2.0
Short Term Investments	9.6
Total Investments	100.0%

JNL/PPM America Value Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 12.3%
Best Buy Co. Inc.	66	$2,044
Comcast Corp. - Class A	71	3,827
General Motors Co.	132	4,803
Macy’s Inc.	82	4,763
Newell Rubbermaid Inc.	91	2,820
Royal Caribbean Cruises Ltd.	34	1,863
Viacom Inc. - Class B	43	3,755
		23,875
CONSUMER STAPLES - 5.1%
Altria Group Inc.	90	3,753
Archer-Daniels-Midland Co.	98	4,323
CVS Caremark Corp.	25	1,862
		9,938
ENERGY - 14.7%
Apache Corp.	48	4,820
Chevron Corp.	38	5,000
Diamond Offshore Drilling Inc. (e)	79	3,941
Halliburton Co.	43	3,075
National Oilwell Varco Inc.	56	4,636
Occidental Petroleum Corp.	47	4,782
Patterson-UTI Energy Inc.	70	2,460
		28,714
FINANCIALS - 24.7%
Allstate Corp.	72	4,210
Bank of America Corp.	183	2,808
Goldman Sachs Group Inc.	28	4,755
Hartford Financial Services Group Inc.	131	4,687
JPMorgan Chase & Co.	85	4,921
Lincoln National Corp.	95	4,861
Morgan Stanley	155	5,009
PNC Financial Services Group Inc.	48	4,230
Travelers Cos. Inc.	46	4,365
U.S. Bancorp	77	3,314
Wells Fargo & Co.	93	4,862
		48,022
HEALTH CARE - 10.8%
CIGNA Corp.	53	4,893
Gilead Sciences Inc. (c)	40	3,316
Medtronic Inc.	70	4,444
Merck & Co. Inc.	65	3,772
Pfizer Inc.	158	4,678
		21,103
INDUSTRIALS - 7.7%
Caterpillar Inc.	44	4,814
Lockheed Martin Corp.	23	3,713
Spirit Aerosystems Holdings Inc. - Class A (c)	80	2,696
Terex Corp.	49	2,010

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Textron Inc.	48	1,845
		15,078
INFORMATION TECHNOLOGY - 16.2%
Apple Inc.	51	4,749
Applied Materials Inc.	180	4,063
Avnet Inc.	51	2,255
Cisco Systems Inc.	196	4,878
Hewlett-Packard Co.	112	3,776
Intel Corp.	169	5,210
International Business Machines Corp.	26	4,677
Microsoft Corp.	46	1,897
		31,505
MATERIALS - 4.2%
Allegheny Technologies Inc.	67	3,022
Ashland Inc.	19	2,044
Nucor Corp.	64	3,137
		8,203
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.	108	3,808
UTILITIES - 1.8%
Edison International	59	3,429
Total Common Stocks (cost $144,492)		193,675

SHORT TERM INVESTMENTS - 2.7%
Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	1,176	1,176
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	4,030	4,030
Total Short Term Investments (cost $5,206)		5,206
Total Investments - 102.2% (cost $149,698)		198,881
Other Assets and Liabilities, Net - (2.2%)		(4,290)
Total Net Assets - 100.0%		$194,591

Portfolio Composition:	Percentage of Total Investments
Financials	24.2%
Information Technology	15.9
Energy	14.4
Consumer Discretionary	12.0
Health Care	10.6
Industrials	7.6
Consumer Staples	5.0
Materials	4.1
Telecommunication Services	1.9
Utilities	1.7
Short Term Investments	2.6
Total Investments	100.0%

JNL/Red Rocks Listed Private Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 98.3%
DIVERSIFIED - 11.8%
Holding Companies - Diversified - 11.8%
Ackermans & van Haaren NV (e)	240	$30,285
Remgro Ltd.	763	16,499
Schouw & Co.	623	30,595
Wendel Investissement (e)	261	37,439
		114,818
FINANCIALS - 83.1%
Closed - End Funds - 26.9%
AP Alternative Assets LP (c)	335	10,714
Better Capital PCC Ltd. (c)	4,422	8,359
Castle Private Equity Ltd.	745	10,457
Electra Private Equity Plc (c)	714	32,777
HarbourVest Global Private Equity Ltd. - Class A (c)	3,962	46,148
HBM Healthcare Investments AG - Class A	179	17,076
HgCapital Trust Plc	1,984	34,171
Pantheon International LLC (c)	612	12,040
Pantheon International LLC - Redeemable Shares (c)	641	11,734
Riverstone Energy Ltd. (c)	853	13,514
Standard Life European Private Equity Trust Plc	5,920	21,773
SVG Capital Plc (c)	6,040	43,055
		261,818
Diversified Financial Services - 16.4%
Blackstone Group LP	1,499	50,118
Intermediate Capital Group Plc	1,597	10,663
KKR & Co. LP	1,938	47,163
Onex Corp.	829	51,266
		159,210
Investment Companies - 8.8%
Capital Southwest Corp. (e)	348	12,529
Grand Parade Investments Ltd.	12,163	6,770
Hosken Consolidated Investments Ltd.	1,407	22,497
Investor AB	881	33,004
Oaktree Capital Group LLC - Class A	208	10,392
		85,192
Real Estate - 3.0%
Brookfield Asset Management Inc. - Class A	661	29,081
Venture Capital - 28.0%
3i Group Plc	5,567	38,261
Altamir Amboise	2,121	32,968
Apollo Global Management LLC - Class A	1,197	33,178
Aurelius AG	987	35,971
Carlyle Group LP	1,265	42,967
Eurazeo	632	52,577
IP Group Plc (c)	4,211	14,399
mutares AG	20	2,285
Oakley Capital Investments Ltd. (c)	135	371
Ratos AB (e)	2,097	19,386
		272,363
INDUSTRIALS - 3.4%
Miscellaneous Manufacturers - 3.4%
Danaher Corp.	216	16,967
Melrose Industries Plc	3,617	16,097
		33,064
Total Common Stocks (cost $695,508)		955,546

SHORT TERM INVESTMENTS - 5.6%
Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	15,758	15,758
Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	39,023	39,023
Total Short Term Investments (cost $54,781)		54,781
Total Investments - 103.9% (cost $750,289)		1,010,327
Other Assets and Liabilities, Net - (3.9%)		(37,650)
Total Net Assets - 100.0%		$972,677

See accompanying Notes to Financial Statements.

Portfolio Composition:	Percentage of Total Investments
Financials	79.9%
Diversified	11.4
Industrials	3.3
Short Term Investments	5.4
Total Investments	100.0%

JNL/S&P Competitive Advantage Fund

	Shares/Par †	Value
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 35.5%
Bed Bath & Beyond Inc. (c)	923	$52,974
Best Buy Co. Inc.	1,753	54,359
Chipotle Mexican Grill Inc. - Class A (c)	137	81,349
Coach Inc.	1,274	43,545
Delphi Automotive Plc	1,246	85,655
Family Dollar Stores Inc.	1,039	68,707
Fossil Group Inc. (c)	575	60,145
Gap Inc.	1,732	71,994
Michael Kors Holdings Ltd. (c)	881	78,079
PetSmart Inc. (e)	993	59,380
Ross Stores Inc.	964	63,758
TJX Cos. Inc.	1,148	61,033
		780,978
CONSUMER STAPLES - 7.8%
Campbell Soup Co.	1,865	85,417
Monster Beverage Corp. (c)	1,210	85,951
		171,368
INDUSTRIALS - 20.9%
Boeing Co.	537	68,291
CH Robinson Worldwide Inc. (e)	1,231	78,549
Fastenal Co. (e)	1,529	75,649
Robert Half International Inc.	1,862	88,901
Rockwell Collins Inc.	991	77,442
WW Grainger Inc.	279	70,882
		459,714
INFORMATION TECHNOLOGY - 24.4%
Apple Inc.	914	84,981
International Business Machines Corp.	406	73,549
Intuit Inc.	970	78,122
Linear Technology Corp.	1,696	79,829
MasterCard Inc. - Class A	952	69,971
Paychex Inc.	1,652	68,657
Seagate Technology	1,445	82,096
		537,205
MATERIALS - 11.0%
FMC Corp.	989	70,408
LyondellBasell Industries NV - Class A	925	90,326
Sherwin-Williams Co.	398	82,256
		242,990
Total Common Stocks (cost $1,983,420)		2,192,255

SHORT TERM INVESTMENTS - 3.7%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	19,013	19,013
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	62,473	62,473
Total Short Term Investments (cost $81,486)		81,486
Total Investments - 103.3% (cost $2,064,906)		2,273,741
Other Assets and Liabilities, Net - (3.3%)		(73,298)
Total Net Assets - 100.0%		$2,200,443

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	34.4%
Information Technology	23.6
Industrials	20.2
Materials	10.7
Consumer Staples	7.5
Short Term Investments	3.6
Total Investments	100.0%

JNL/S&P Dividend Income & Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 8.6%
Mattel Inc.	2,406	$93,746
McDonald’s Corp.	1,136	114,407
Target Corp.	1,756	101,758
		309,911
CONSUMER STAPLES - 10.0%
Campbell Soup Co. (e)	2,851	130,594
Clorox Co. (e)	1,190	108,793
Sysco Corp.	3,258	122,004
		361,391
ENERGY - 10.1%
Chevron Corp.	896	116,966
ConocoPhillips	1,510	129,467
Occidental Petroleum Corp.	1,157	118,705
		365,138
FINANCIALS - 10.2%
HCP Inc.	3,030	125,381
Kimco Realty Corp.	5,305	121,900
Public Storage	721	123,477
		370,758
HEALTH CARE - 9.4%
Baxter International Inc.	1,608	116,238
Johnson & Johnson	1,162	121,616
Pfizer Inc.	3,461	102,711
		340,565
INDUSTRIALS - 10.4%
Caterpillar Inc.	1,307	141,992
General Electric Co.	4,131	108,562
Lockheed Martin Corp.	788	126,673
		377,227
INFORMATION TECHNOLOGY - 10.8%
Cisco Systems Inc.	5,221	129,730
Intel Corp.	4,645	143,528
Microsoft Corp.	2,850	118,864
		392,122
MATERIALS - 10.0%
Air Products & Chemicals Inc.	1,018	130,887

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
E.I. du Pont de Nemours & Co.	1,783	116,711
Praxair Inc.	878	116,679
		364,277
TELECOMMUNICATION SERVICES - 9.7%
AT&T Inc.	3,150	111,376
CenturyLink Inc.	3,633	131,530
Verizon Communications Inc.	2,236	109,396
		352,302
UTILITIES - 10.3%
Consolidated Edison Inc.	1,990	114,908
Public Service Enterprise Group Inc.	3,369	137,422
Southern Co.	2,703	122,660
		374,990
Total Common Stocks (cost $3,151,165)		3,608,681

SHORT TERM INVESTMENTS - 1.8%
Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	11,377	11,377
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	52,925	52,925
Total Short Term Investments (cost $64,302)		64,302
Total Investments - 101.3% (cost $3,215,467)		3,672,983
Other Assets and Liabilities, Net - (1.3%)		(46,517)
Total Net Assets - 100.0%		$3,626,466

Portfolio Composition:	Percentage of Total Investments
Information Technology	10.7%
Industrials	10.3
Utilities	10.2
Financials	10.1
Energy	9.9
Materials	9.9
Consumer Staples	9.8
Telecommunication Services	9.6
Health Care	9.3
Consumer Discretionary	8.4
Short Term Investments	1.8
Total Investments	100.0%

JNL/S&P Intrinsic Value Fund

	Shares/Par †	Value
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 17.8%
Comcast Corp. - Class A (e)	1,242	$66,653
International Game Technology	3,521	56,014
Kohl’s Corp.	1,112	58,561
Macy’s Inc.	1,170	67,872
Staples Inc.	3,944	42,753
Viacom Inc. - Class B	755	65,450
		357,303
CONSUMER STAPLES - 3.6%
Tyson Foods Inc. - Class A	1,919	72,053
HEALTH CARE - 16.5%
Express Scripts Holding Co. (c)	910	63,091
Humana Inc.	583	74,431
Pfizer Inc.	1,928	57,221
UnitedHealth Group Inc.	827	67,625
WellPoint Inc.	649	69,873
		332,241
INDUSTRIALS - 20.9%
Boeing Co.	455	57,851
Caterpillar Inc.	728	79,106
Dun & Bradstreet Corp.	523	57,660
L-3 Communications Holdings Inc.	594	71,776
Northrop Grumman Systems Corp.	545	65,249
Southwest Airlines Co.	3,295	88,504
		420,146
INFORMATION TECHNOLOGY - 30.5%
Apple Inc.	779	72,389
CA Inc.	1,867	53,663
EMC Corp.	2,571	67,720
Harris Corp.	958	72,555
Hewlett-Packard Co.	2,245	75,610
Intel Corp.	2,588	79,963
NetApp Inc.	1,497	54,668
Oracle Corp.	1,749	70,869
Xerox Corp.	5,316	66,132
		613,569
TELECOMMUNICATION SERVICES - 6.7%
AT&T Inc.	1,763	62,342
CenturyLink Inc.	2,024	73,279
		135,621
UTILITIES - 3.3%
AES Corp.	4,215	65,548
Total Common Stocks (cost $1,734,412)		1,996,481

SHORT TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	7,585	7,585
Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	591	591
Total Short Term Investments (cost $8,176)		8,176
Total Investments - 99.7% (cost $1,742,588)		2,004,657
Other Assets and Liabilities, Net - 0.3%		5,759
Total Net Assets - 100.0%		$2,010,416

Portfolio Composition:	Percentage of Total Investments
Information Technology	30.6%
Industrials	20.9
Consumer Discretionary	17.8
Health Care	16.6
Telecommunication Services	6.8
Consumer Staples	3.6
Utilities	3.3
Short Term Investments	0.4
Total Investments	100.0%

JNL/S&P Mid 3 Fund

	Shares/Par †	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 27.6%
Apollo Education Group Inc. - Class A (c)	41	$1,293
Bally Technologies Inc. (c)	17	1,133
Brinker International Inc.	45	2,165
Cheesecake Factory Inc.	48	2,230

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CST Brands Inc.	20	688
Deckers Outdoor Corp. (c)	29	2,483
Dick’s Sporting Goods Inc.	25	1,157
Foot Locker Inc.	23	1,187
Guess? Inc.	52	1,397
HanesBrands Inc.	13	1,291
HSN Inc.	8	481
Lamar Advertising Co. - Class A	23	1,196
NVR Inc. (c)	2	2,316
Panera Bread Co. - Class A (c)	6	962
Polaris Industries Inc.	8	1,046
Tupperware Brands Corp.	13	1,068
Williams-Sonoma Inc.	34	2,434
		24,527
ENERGY - 1.3%
Oceaneering International Inc.	15	1,190
FINANCIALS - 12.1%
Affiliated Managers Group Inc. (c)	6	1,206
Aspen Insurance Holdings Ltd.	14	653
Everest Re Group Ltd.	7	1,122
Federated Investors Inc. - Class B	23	725
Hospitality Properties Trust	33	991
Janus Capital Group Inc.	81	1,011
Old Republic International Corp.	38	635
Reinsurance Group of America Inc.	29	2,252
SEI Investments Co.	29	946
Weingarten Realty Investors	15	488
WR Berkley Corp.	15	687
		10,716
HEALTH CARE - 14.7%
Hill-Rom Holdings Inc.	15	605
Hologic Inc. (c)	45	1,148
Idexx Laboratories Inc. (c)	9	1,158
LifePoint Hospitals Inc. (c)	19	1,183
MEDNAX Inc. (c)	19	1,124
Omnicare Inc.	36	2,385
ResMed Inc.	45	2,254
United Therapeutics Corp. (c)	23	2,056
Universal Health Services Inc. - Class B	12	1,196
		13,109
INDUSTRIALS - 7.8%
Alaska Air Group Inc.	11	1,066
Deluxe Corp.	8	493
Lincoln Electric Holdings Inc.	29	2,007
MSC Industrial Direct Co. - Class A	12	1,148
RR Donnelley & Sons Co.	133	2,256
		6,970
INFORMATION TECHNOLOGY - 28.9%
AOL Inc. (c)	31	1,227
Broadridge Financial Solutions Inc.	33	1,393
Cadence Design Systems Inc. (c)	66	1,162
CommVault Systems Inc. (c)	23	1,115
Conversant Inc. (c)	83	2,100
CoreLogic Inc. (c)	33	1,007
DST Systems Inc.	24	2,249
FactSet Research Systems Inc.	10	1,242
Fairchild Semiconductor International Inc. (c)	32	499
FEI Co.	13	1,194
Jack Henry & Associates Inc.	8	478
Lexmark International Inc.	51	2,475
MICROS Systems Inc. (c)	21	1,448
NeuStar Inc. - Class A (c)	119	3,084
PTC Inc. (c)	26	1,001
Rovi Corp. (c)	69	1,662
Skyworks Solutions Inc.	25	1,190
Zebra Technologies Corp. - Class A (c)	15	1,216
		25,742
MATERIALS - 5.9%
Albemarle Corp.	16	1,165
Cabot Corp.	5	291
Packaging Corp. of America	16	1,141
Rock-Tenn Co. - Class A	11	1,164
Valspar Corp.	15	1,130
Worthington Industries Inc.	8	326
		5,217
TELECOMMUNICATION SERVICES - 0.7%
tw telecom inc. (c)	15	613

UTILITIES - 0.8%
Questar Corp.	27	678
Total Common Stocks (cost $83,997)		88,762

SHORT TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	907	907
Total Short Term Investments (cost $907)		907
Total Investments - 100.8% (cost $84,904)		89,669
Other Assets and Liabilities, Net - (0.8%)		(744)
Total Net Assets - 100.0%		$88,925

Portfolio Composition:	Percentage of Total Investments
Information Technology	28.7%
Consumer Discretionary	27.4
Health Care	14.6
Financials	11.9
Industrials	7.8
Materials	5.8
Energy	1.3
Utilities	0.8
Telecommunication Services	0.7
Short Term Investments	1.0
Total Investments	100.0%

JNL/S&P Total Yield Fund

	Shares/Par †	Value
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 18.8%
Best Buy Co. Inc.	1,084	$33,610
DIRECTV (c)	665	56,490
Gap Inc.	1,070	44,489
Harman International Industries Inc.	552	59,277
Newell Rubbermaid Inc.	1,483	45,946
Target Corp.	709	41,113
		280,925
CONSUMER STAPLES - 13.4%
Clorox Co.	481	43,956
Coca-Cola Enterprises Inc.	1,056	50,456
Molson Coors Brewing Co.	846	62,767
Safeway Inc.	1,284	44,102
		201,281
ENERGY - 3.6%
Hess Corp.	550	54,371

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FINANCIALS - 20.3%
Capital One Financial Corp.	615	50,795
CBRE Group Inc. - Class A (c)	1,823	58,408
Goldman Sachs Group Inc.	262	43,901
Legg Mason Inc.	1,116	57,259
Torchmark Corp.	582	47,690
Unum Group	1,323	45,985
		304,038
HEALTH CARE - 5.9%
Laboratory Corp. of America Holdings (c)	443	45,365
Quest Diagnostics Inc. (e)	731	42,917
		88,282
INDUSTRIALS - 16.6%
Avery Dennison Corp.	898	46,044
General Electric Co.	1,663	43,716
Iron Mountain Inc.	1,583	56,100
L-3 Communications Holdings Inc.	430	51,881
Textron Inc.	1,339	51,257
		248,998
INFORMATION TECHNOLOGY - 17.4%
Blackhawk Network Holdings Inc. - Class B (c)	207	5,556
Computer Sciences Corp.	843	53,309
Harris Corp.	692	52,444
Hewlett-Packard Co.	1,628	54,840
Nvidia Corp.	2,825	52,368
Yahoo! Inc. (c)	1,198	42,102
		260,619
TELECOMMUNICATION SERVICES - 3.6%
CenturyLink Inc.	1,468	53,148
Total Common Stocks (cost $1,296,561)		1,491,662

SHORT TERM INVESTMENTS - 0.6%
Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	7,270	7,270
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	966	966
Total Short Term Investments (cost $8,236)		8,236
Total Investments - 100.2% (cost $1,304,797)		1,499,898
Other Assets and Liabilities, Net - (0.2%)		(3,167)
Total Net Assets - 100.0%		$1,496,731

Portfolio Composition:	Percentage of Total Investments
Financials	20.3%
Consumer Discretionary	18.7
Information Technology	17.4
Industrials	16.6
Consumer Staples	13.4
Health Care	5.9
Energy	3.6
Telecommunication Services	3.5
Short Term Investments	0.6
Total Investments	100.0%

JNL/Scout Unconstrained Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.7%
Countrywide Asset-Backed Certificates REMIC, 0.37%, 10/25/36 (i)	$2,414	$2,341
Hertz Vehicle Financing LLC
2.20%, 03/25/16 (r)	2,994	3,017
5.29%, 03/25/16 (r)	2,535	2,596
1.12%, 08/25/17 (r)	2,695	2,699
LB-UBS Commercial Mortgage Trust REMIC, 4.95%, 09/15/30	3,148	3,245
MSCC Heloc Trust, 0.25%, 12/25/31 (i)	1,334	1,247
U.S. Airways Pass-Through Trust, 5.90%, 10/01/24	1,669	1,892
Total Non-U.S. Government Agency Asset-Backed Securities (cost $17,031)		17,037

CORPORATE BONDS AND NOTES - 23.8%
CONSUMER DISCRETIONARY - 0.3%
Johnson Controls Inc., 1.40%, 11/02/17	1,125	1,126
FINANCIALS - 22.7%
Ally Financial Inc.
3.13%, 01/15/16	8,800	9,031
5.50%, 02/15/17	3,600	3,901
American International Group Inc., 4.88%, 09/15/16	9,200	9,950
Bank of America Corp.
1.25%, 01/11/16	10,100	10,175
2.60%, 01/15/19	2,200	2,226
Citigroup Inc.
4.59%, 12/15/15	5,300	5,587
1.35%, 03/10/17	3,500	3,498
Ford Motor Credit Co. LLC
4.21%, 04/15/16	1,000	1,055
3.98%, 06/15/16	10,185	10,761
4.25%, 02/03/17	9,312	9,999
General Electric Capital Corp.
3.35%, 10/17/16	4,219	4,451
1.25%, 05/15/17	3,275	3,285
Goldman Sachs Group Inc.
3.70%, 08/01/15	1,100	1,135
1.60%, 11/23/15	6,550	6,618
1.42%, 04/30/18 (i)	1,500	1,524
JPMorgan Chase & Co., 3.45%, 03/01/16	8,400	8,765
Morgan Stanley, 3.80%, 04/29/16	8,300	8,714
Prudential Financial Inc., 5.50%, 03/15/16	2,178	2,341
Wells Fargo & Co., 0.86%, 04/23/18 (i)	1,800	1,816
		104,832
TELECOMMUNICATION SERVICES - 0.8%
Verizon Communications Inc., 1.35%, 06/09/17	3,700	3,698
Total Corporate Bonds and Notes (cost $109,589)		109,656

GOVERNMENT AND AGENCY OBLIGATIONS - 62.3%
GOVERNMENT SECURITIES - 62.0%
U.S. Treasury Securities - 62.0%
U.S. Treasury Note
0.25%, 02/15/15	65,630	65,702
0.13%, 04/30/15	171,925	171,952
1.50%, 06/30/18 - 05/31/19	47,110	46,890
2.50%, 05/15/24	1,530	1,527
		286,071

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Federal National Mortgage Association - 0.3%
Federal National Mortgage Association REMIC, 0.44%, 12/25/17 (i)	1,475	1,474
Total Government and Agency Obligations (cost $287,350)		287,545

SHORT TERM INVESTMENTS - 9.3%
Investment Companies - 9.3%
JNL Money Market Fund, 0.01% (a) (h)	42,953	42,953
Total Short Term Investments (cost $42,953)		42,953
Total Investments - 99.1% (cost $456,923)		457,191
Other Assets and Liabilities, Net - 0.9%		3,991
Total Net Assets - 100.0%		$461,182

Portfolio Composition:	Percentage of Total Investments
Government Securities	62.6%
Financials	22.9
Non-U.S. Government Agency ABS	3.7
Telecommunication Services	0.8
U.S. Government Agency MBS	0.3
Consumer Discretionary	0.3
Short Term Investments	9.4
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund **

	Shares/Par †	Value
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 27.5%
Amazon.com Inc. (c)	617	$200,324
AutoZone Inc. (c)	94	50,353
Carmax Inc. (c)	742	38,586
Chipotle Mexican Grill Inc. - Class A (c)	70	41,653
Ctrip.com International Ltd. - ADR (c) (e)	544	34,851
Delphi Automotive Plc	495	34,047
Home Depot Inc.	579	46,860
Las Vegas Sands Corp.	749	57,081
Lowe’s Cos. Inc.	1,162	55,769
MGM Resorts International (c)	1,420	37,481
Netflix Inc. (c)	110	48,290
Priceline Group Inc. (c)	124	149,191
Starbucks Corp.	870	67,297
Tractor Supply Co.	576	34,815
Twenty-First Century Fox Inc. - Class A	1,100	38,665
Walt Disney Co.	415	35,556
Wynn Resorts Ltd.	198	41,076
Other Securities		250,943
		1,262,838
CONSUMER STAPLES - 3.3%
CVS Caremark Corp.	611	46,066
PepsiCo Inc.	497	44,402
Other Securities		62,470
		152,938
ENERGY - 3.7%
Pioneer Natural Resources Co.	263	60,325
Range Resources Corp.	438	38,069
Other Securities		70,259
		168,653
FINANCIALS - 5.8%
American Express Co.	448	42,540
American Tower Corp.	973	87,506
Other Securities		138,570
		268,616
HEALTH CARE - 15.2%
Alexion Pharmaceuticals Inc. (c)	304	47,422
Allergan Inc.	239	40,427
Biogen Idec Inc. (c)	300	94,467
Celgene Corp. (c)	534	45,877
Gilead Sciences Inc. (c)	1,648	136,664
Intuitive Surgical Inc. (c)	84	34,426
McKesson Corp.	500	93,105
Valeant Pharmaceuticals International Inc. (c)	424	53,437
Other Securities		154,416
		700,241
INDUSTRIALS - 13.7%
American Airlines Group Inc. (c)	1,406	60,393
Boeing Co.	517	65,816
Danaher Corp.	1,154	90,886
Kansas City Southern	370	39,725
Precision Castparts Corp.	374	94,272
Roper Industries Inc.	310	45,205
United Technologies Corp.	407	47,011
Other Securities		185,103
		628,411
INFORMATION TECHNOLOGY - 23.3%
Apple Inc.	875	81,286
ASML Holding NV - ADR	364	33,978
Baidu.com - ADR - Class A (c)	325	60,751
Facebook Inc. - Class A (c)	945	63,609
Google Inc. - Class A (c)	244	142,660
Google Inc. - Class C (c)	246	141,346
MasterCard Inc. - Class A	1,307	96,055
Salesforce.com Inc. (c)	1,028	59,683
Visa Inc. - Class A	577	121,622
Other Securities		269,276
		1,070,266
MATERIALS - 3.3%
Ecolab Inc.	439	48,823
Sherwin-Williams Co.	262	54,107
Other Securities		47,178
		150,108
TELECOMMUNICATION SERVICES - 3.0%
Crown Castle International Corp.	1,250	92,818
SoftBank Corp.	590	43,976
		136,794
Total Common Stocks (cost $3,198,598)		4,538,865

PREFERRED STOCKS - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Other Securities		6,863
Total Preferred Stocks (cost $7,976)		6,863

SHORT TERM INVESTMENTS - 2.7%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	2,000	2,000

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
T. Rowe Price Reserves Investment Fund, 0.17% (a) (h)	41,011	41,011
		43,011
Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	80,704	80,704
Total Short Term Investments (cost $123,715)		123,715
Total Investments - 101.7% (cost $3,330,289)		4,669,443
Other Assets and Liabilities, Net - (1.7%)		(76,344)
Total Net Assets - 100.0%		$4,593,099

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	27.0%
Information Technology	23.1
Health Care	15.0
Industrials	13.5
Financials	5.8
Energy	3.6
Consumer Staples	3.3
Materials	3.2
Telecommunication Services	2.9
Short Term Investments	2.6
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund **

	Shares/Par †	Value
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 15.3%
AutoZone Inc. (c)	57	$30,566
Carmax Inc. (c)	868	45,145
Charter Communications Inc. - Class A (c)	199	31,518
Marriott International Inc. - Class A	464	29,742
Norwegian Cruise Line Holdings Ltd. (c)	862	27,325
O’Reilly Automotive Inc. (c)	201	30,271
Other Securities		236,617
		431,184
CONSUMER STAPLES - 3.5%
WhiteWave Foods Co. - Class A (c)	912	29,522
Other Securities		68,080
		97,602
ENERGY - 6.2%
Concho Resources Inc. (c)	174	25,143
EQT Corp.	405	43,294
Range Resources Corp.	403	35,041
Other Securities		72,281
		175,759
FINANCIALS - 8.4%
CBOE Holdings Inc.	460	22,637
Fidelity National Financial Inc. - Class A	1,100	36,036
HCC Insurance Holdings Inc.	459	22,463
Intercontinental Exchange Inc.	121	22,857
Jones Lang LaSalle Inc.	198	25,025
TD Ameritrade Holding Corp.	811	25,425
Other Securities		81,104
		235,547
HEALTH CARE - 17.8%
Agilent Technologies Inc.	637	36,589
Alkermes Plc (c)	609	30,651
Bruker Corp. (c)	920	22,328
CareFusion Corp. (c)	747	33,129
Cooper Cos. Inc.	215	29,139
Covance Inc. (c)	287	24,561
Dentsply International Inc.	802	37,975
Henry Schein Inc. (c)	230	27,294
Hospira Inc. (c)	546	28,048
Idexx Laboratories Inc. (c)	244	32,591
Intuitive Surgical Inc. (c)	77	31,709
Teleflex Inc.	221	23,338
Other Securities		142,006
		499,358
INDUSTRIALS - 20.4%
AMETEK Inc.	575	30,061
Babcock & Wilcox Co.	1,031	33,466
Colfax Corp. (c) (e)	305	22,735
Equifax Inc.	345	25,026
Fastenal Co.	609	30,139
IDEX Corp.	516	41,662
IHS Inc. - Class A (c)	367	49,791
Manpower Inc.	285	24,182
Pall Corp.	442	37,742
Roper Industries Inc.	230	33,582
Sensata Technologies Holding NV (c)	638	29,846
Textron Inc.	1,157	44,302
Other Securities		172,382
		574,916
INFORMATION TECHNOLOGY - 17.8%
Altera Corp.	1,157	40,217
FactSet Research Systems Inc. (e)	231	27,785
Fiserv Inc. (c)	809	48,799
Gartner Inc. - Class A (c)	448	31,593
Motorola Solutions Inc.	556	37,013
Red Hat Inc. (c)	608	33,604
Vantiv Inc. - Class A (c)	690	23,198
VeriSign Inc. (c)	580	28,310
Other Securities		229,854
		500,373
MATERIALS - 4.3%
Celanese Corp. - Class A	345	22,177
Rockwood Holdings Inc.	344	26,140
Other Securities		72,208
		120,525
UTILITIES - 0.7%
Other Securities		19,167
Total Common Stocks (cost $1,869,731)		2,654,431

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Other Securities		316
INFORMATION TECHNOLOGY - 0.3%
Other Securities		6,930
Total Preferred Stocks (cost $8,080)		7,246

SHORT TERM INVESTMENTS - 9.1%
Investment Companies - 5.5%
JNL Money Market Fund, 0.01% (a) (h)	695	695
T. Rowe Price Reserves Investment Fund, 0.17% (a) (h)	154,807	154,807
		155,502

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	100,887	100,887
Total Short Term Investments (cost $256,389)		256,389
Total Investments - 103.8% (cost $2,134,200)		2,918,066
Other Assets and Liabilities, Net - (3.8%)		(106,161)
Total Net Assets - 100.0%		$2,811,905

Portfolio Composition:	Percentage of Total Investments
Industrials	19.7%
Information Technology	17.4
Health Care	17.1
Consumer Discretionary	14.8
Financials	8.1
Energy	6.0
Materials	4.1
Consumer Staples	3.3
Utilities	0.7
Short Term Investments	8.8
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund **

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 22.6%
Ally Master Owner Trust
0.95%, 02/15/17 (i)	$8,000	$8,030
1.00% - 1.29%, 02/15/18 - 01/15/19	2,645	2,650
Banc of America Commercial Mortgage Trust REMIC
5.92%, 05/10/45 (i)	6,510	6,976
5.37%, 09/10/45 (i)	3,260	3,438
5.63%, 07/10/46	1,807	1,939
Banc of America Merill Lynch Commercial Mortgage Inc. REMIC
4.62%, 07/10/43	3,103	3,140
4.67%, 07/10/43	7,804	8,018
Capital Auto Receivables Asset Trust
0.79%, 06/20/17	4,790	4,800
1.24% - 2.22%, 10/20/17 - 01/22/19	10,730	10,782
1.09%, 03/20/18	6,860	6,882
CNH Equipment Trust
0.69%, 06/15/18	6,910	6,923
1.02%, 08/15/18	960	965
Hyundai Auto Receivables Trust
3.51%, 11/15/17	6,830	7,071
0.73% - 0.75%, 06/15/18 - 09/17/18	8,205	8,202
John Deere Owner Trust, 0.60%, 03/15/17	7,160	7,176
JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 1.27%, 07/15/47	1,670	1,670
JPMBB Commercial Mortgage Securities Trust, 1.27%, 08/15/46 - 04/15/47	4,072	4,082
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
1.03% - 4.68%, 07/15/42 - 05/15/45	632	635
5.00% - 5.48%, 08/15/42 - 12/12/44 (i)	4,014	4,200
JPMorgan Mortgage Trust REMIC, 2.59%, 07/25/35 (i)	218	220
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,948
MMAF Equipment Finance LLC, 0.87%, 01/08/19 (r)	6,215	6,211
Morgan Stanley Bank of America Merrill Lynch Trust, 1.29%, 10/15/46 - 06/15/47	3,918	3,921
Morgan Stanley Capital I Trust REMIC
5.27% - 5.73%, 06/13/41 - 07/12/44 (i)	2,521	2,705
4.78% - 4.99%, 12/13/41 - 08/13/42	2,254	2,303
SBA Tower Trust REMIC
2.93%, 12/15/17 (r)	7,540	7,683
2.24% - 3.60%, 04/15/18 - 04/16/18 (r)	5,195	5,185
Volkswagen Auto Loan Enhanced Trust, 0.56%, 08/21/17	7,835	7,843
World Omni Master Owner Trust, 0.50%, 02/15/18 (i) (r)	7,440	7,449
Other Securities		252,529
Total Non-U.S. Government Agency Asset-Backed Securities (cost $405,700)		403,576

CORPORATE BONDS AND NOTES - 50.8%
CONSUMER DISCRETIONARY - 4.4%
DIRECTV Holdings LLC
3.50%, 03/01/16	2,635	2,749
2.40%, 03/15/17	7,345	7,563
1.75%, 01/15/18	3,120	3,124
Thomson Reuters Corp.
0.88%, 05/23/16	6,505	6,502
1.30%, 02/23/17	1,935	1,937
Volkswagen Group of America Finance LLC, 1.25%, 05/23/17 (r)	7,180	7,184
Other Securities		49,185
		78,244
CONSUMER STAPLES - 2.5%
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	1,650	1,719
3.20%, 06/15/17	6,640	6,922
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	6,605	6,662
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	7,035
Other Securities		21,407
		43,745
ENERGY - 9.4%
Anadarko Petroleum Corp., 6.38%, 09/15/17	6,615	7,615
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,597
Ensco Plc, 3.25%, 03/15/16	7,605	7,914
Murphy Oil Corp., 2.50%, 12/01/17 (l)	6,210	6,355
ONEOK Partners LP
3.25%, 02/01/16	5,835	6,062
3.20%, 09/15/18	270	282
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	7,920
TransCanada PipeLines Ltd., 0.91%, 06/30/16 (i)	5,985	6,034
Williams Partners LP, 3.80%, 02/15/15	6,561	6,687
Other Securities		110,501
		166,967
FINANCIALS - 20.7%
American Express Co., 0.81%, 05/22/18 (i)	7,075	7,128
Bank of America Corp.
1.50%, 10/09/15	6,240	6,297
1.25%, 01/11/16	5,045	5,082
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (r)	5,935	5,999
Barclays Bank Plc
5.00%, 09/22/16	2,655	2,886
6.05%, 12/04/17 (r)	6,620	7,509

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Citigroup Inc.
1.25% - 1.30%, 01/15/16 - 11/15/16	5,035	5,061
1.02%, 04/01/16 (i)	7,260	7,306
Commonwealth Bank of Australia, 1.13%, 03/13/17	7,745	7,747
General Electric Capital Corp.
2.38%, 06/30/15	5,820	5,940
0.94%, 04/02/18 (i)	8,150	8,259
Goldman Sachs Group Inc.
1.60%, 11/23/15	4,103	4,145
6.25%, 09/01/17	6,198	7,063
6.15%, 04/01/18	1,780	2,039
HBOS Plc, 6.75%, 05/21/18 (r)	5,360	6,174
JPMorgan Chase & Co.
0.85%, 02/26/16 (i)	3,195	3,213
2.00%, 08/15/17	8,560	8,704
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,805	2,061
Morgan Stanley
1.51%, 04/25/18 (i)	5,755	5,869
1.08%, 01/24/19 (i)	10,550	10,621
National Bank of Canada, 1.45%, 11/07/17	8,005	7,987
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,164
Principal Life Global Funding II, 0.60%, 05/27/16 (i) (r)	10,015	10,061
Sumitomo Mitsui Banking Corp., 0.90%, 01/18/16	3,235	3,239
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,510
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,221
Other Securities		203,569
		369,854
HEALTH CARE - 3.5%
AbbVie Inc., 1.20%, 11/06/15	5,940	5,980
Life Technologies Corp.
4.40%, 03/01/15	1,185	1,215
3.50%, 01/15/16	6,030	6,264
Warner Chilcott Co. LLC, 7.75%, 09/15/18	7,793	8,193
Other Securities		41,391
		63,043
INDUSTRIALS - 3.0%
Other Securities		53,124
INFORMATION TECHNOLOGY - 1.3%
Fiserv Inc., 3.13%, 06/15/16	6,315	6,560
Other Securities		16,890
		23,450
MATERIALS - 1.0%
Other Securities		18,418
TELECOMMUNICATION SERVICES - 1.9%
American Tower Corp., 4.63%, 04/01/15	9,900	10,197
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,909
Other Securities		13,808
		32,914
UTILITIES - 3.1%
CMS Energy Corp., 4.25%, 09/30/15	7,505	7,818
Other Securities		47,723
		55,541
Total Corporate Bonds and Notes (cost $895,824)		905,300

GOVERNMENT AND AGENCY OBLIGATIONS - 24.8%
GOVERNMENT SECURITIES - 12.3%
Federal Home Loan Mortgage Corp. - 1.4% (w)
Federal Home Loan Mortgage Corp., 0.88%, 10/14/16	25,000	25,139
Federal National Mortgage Association - 1.3% (w)
Federal National Mortgage Association
0.63%, 08/26/16	9,780	9,785
0.88%, 08/28/17	13,755	13,660
		23,445
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,346
Other Securities		1,472
		6,818
Sovereign - 1.7%
Hazine Mustesarligi Varlik Kiralama A/S, 4.56%, 10/10/18 (r)	1,825	1,907
Iceland Government International Bond, 4.88%, 06/16/16 (r)	7,510	7,887
Mexico Bonos, 9.50%, 12/18/14, MXN	265,755	21,082
		30,876
Treasury Inflation Index Securities - 3.1%
U.S. Treasury Inflation Indexed Note
2.00%, 07/15/14 (n)	44,247	44,358
0.50%, 04/15/15 (n)	10,710	10,864
		55,222
U.S. Treasury Securities - 4.4%
U.S. Treasury Note
0.38%, 08/31/15	25,000	25,061
0.63%, 11/15/16	25,445	25,449
0.75%, 06/01/18 (e)	27,255	27,298
		77,808
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.5%
Federal Home Loan Mortgage Corp. - 2.3%
Federal Home Loan Mortgage Corp.
4.50% - 5.50%, 10/01/17 - 12/01/23	3,562	3,832
1.37%, 05/25/19	6,934	6,977
4.00% - 6.00%, 08/01/25 - 11/01/37	3,292	3,590
2.23% - 2.53%, 09/01/33 - 03/01/36 (i)	2,912	3,091
REMIC, 1.43%, 08/25/17	5,810	5,858
REMIC, 2.06%, 03/25/20	8,409	8,596
REMIC, 5.00%, 10/15/21	277	289
REMIC, 0.60%, 05/15/36 (i)	475	477
REMIC, 0.65%, 08/15/41 (i)	2,567	2,571
REMIC, 0.65%, 07/15/42 (i)	6,076	6,063
		41,344
Federal National Mortgage Association - 8.5%
Federal National Mortgage Association
5.50%, 01/01/17	25	27
4.50% - 5.50%, 03/01/18 - 01/01/24	4,562	4,897
4.50%, 12/01/20	3,196	3,397
4.50%, 12/01/20	2,272	2,415
4.50%, 04/01/23	1,993	2,124
4.50%, 08/01/24	4,357	4,717
3.00% - 6.00%, 09/01/24 - 07/01/41	31,471	34,338
4.50%, 11/01/24	1,984	2,126
5.50%, 07/01/25	2,439	2,661
3.50%, 12/01/25	3,393	3,598
3.50%, 01/01/26	2,000	2,121
3.50%, 01/01/26	2,407	2,553
4.00%, 04/01/26	2,389	2,558
4.50%, 04/01/26	4,283	4,585
4.00%, 09/01/26	2,013	2,155

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.50%, 12/01/26	1,997	2,118
4.00%, 12/01/26	2,464	2,639
3.00%, 01/01/27	2,566	2,667
3.50%, 01/01/27	3,810	4,041
3.00%, 09/01/27	7,309	7,596
1.76% - 2.63%, 03/01/33 - 03/01/36 (i)	9,825	10,424
5.50%, 11/01/35	2,597	2,914
5.50%, 01/01/37	1,972	2,208
5.50%, 08/01/37	1,728	1,939
5.00%, 05/01/38	3,538	3,934
5.50%, 09/01/38	2,528	2,835
5.50%, 12/01/39	5,802	6,487
4.00%, 03/01/41	5,466	5,805
4.00%, 10/01/41	9,005	9,562
4.50%, 07/15/44, TBA (g)	4,190	4,535
REMIC, 5.00%, 08/25/19 - 11/25/21	1,929	2,022
REMIC, 0.60%, 07/25/42 (i)	4,831	4,844
		150,842
Government National Mortgage Association - 1.7%
Government National Mortgage Association
5.50% - 7.00%, 12/15/17 - 07/15/20	271	286
3.00%, 06/20/27 - 08/20/27	1,012	1,059
3.00%, 09/20/27	5,902	6,173
6.00%, 07/15/36	2,364	2,733
4.50%, 09/20/40	2,066	2,263
3.50%, 03/20/43	4,915	5,124
3.50%, 04/20/43	1,986	2,070
REMIC, 0.60%, 07/16/42 (i)	10,502	10,546
		30,254
Total Government and Agency Obligations (cost $438,091)		441,748

SHORT TERM INVESTMENTS - 2.8%
Investment Companies - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	10,000	10,000
T. Rowe Price Reserves Investment Fund, 0.17% (a) (h)	30,862	30,862
		40,862
Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	9,053	9,053
Total Short Term Investments (cost $49,915)		49,915
Total Investments - 101.0% (cost $1,789,530)		1,800,539
Other Assets and Liabilities, Net - (1.0%)		(17,695)
Total Net Assets - 100.0%		$1,782,844

Portfolio Composition:	Percentage of Total Investments
Non-U.S. Government Agency ABS	22.3%
Financials	20.5
U.S. Government Agency MBS	12.4
Government Securities	12.2
Energy	9.3
Consumer Discretionary	4.3
Health Care	3.5
Utilities	3.1
Industrials	3.0
Consumer Staples	2.4
Telecommunication Services	1.9
Information Technology	1.3
Materials	1.0
Short Term Investments	2.8
Total Investments	100.0%

JNL/T. Rowe Price Value Fund **

	Shares/Par †	Value
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 6.5%
Carnival Corp.	715	$26,920
Lowe’s Cos. Inc.	566	27,167
TRW Automotive Holdings Corp. (c)	304	27,187
Other Securities		110,306
		191,580
CONSUMER STAPLES - 6.7%
PepsiCo Inc.	317	28,321
Philip Morris International Inc.	321	27,080
Procter & Gamble Co.	364	28,567
Other Securities		113,315
		197,283
ENERGY - 11.0%
Apache Corp.	409	41,113
Chesapeake Energy Corp.	920	28,603
Phillips 66	892	71,744
Pioneer Natural Resources Co.	174	39,907
Valero Energy Corp.	473	23,687
Other Securities		117,097
		322,151
FINANCIALS - 22.3%
Bank of America Corp.	3,379	51,929
Capital One Financial Corp.	355	29,307
Citigroup Inc.	1,135	53,444
JPMorgan Chase & Co.	1,380	79,488
Marsh & McLennan Cos. Inc.	541	28,029
MetLife Inc.	1,094	60,778
Morgan Stanley	1,311	42,369
PNC Financial Services Group Inc.	361	32,129
State Street Corp.	385	25,909
Wells Fargo & Co.	950	49,911
Weyerhaeuser Co. (e)	1,432	47,398
Other Securities		152,882
		653,573
HEALTH CARE - 18.6%
Agilent Technologies Inc.	801	45,992
CIGNA Corp.	354	32,539
Hospira Inc. (c)	595	30,586
Johnson & Johnson	596	62,353
Merck & Co. Inc.	1,368	79,145
Pfizer Inc.	2,427	72,043
Thermo Fisher Scientific Inc.	523	61,679
UnitedHealth Group Inc.	501	40,957
WellPoint Inc.	244	26,300
Other Securities		93,148
		544,742
INDUSTRIALS - 12.6%
3M Co.	176	25,253
American Airlines Group Inc. (c)	1,778	76,361
Boeing Co.	363	46,210
General Electric Co.	3,494	91,809
Honeywell International Inc.	488	45,397
United Technologies Corp.	450	51,941
Other Securities		33,628
		370,599
INFORMATION TECHNOLOGY - 6.3%
Micron Technology Inc. (c)	1,055	34,775
Texas Instruments Inc.	730	34,877
Xerox Corp.	2,488	30,950

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Other Securities		83,496
		184,098
MATERIALS - 4.9%
Celanese Corp. - Class A	653	41,981
International Paper Co.	1,030	51,964
LyondellBasell Industries NV	263	25,633
Other Securities		25,553
		145,131
TELECOMMUNICATION SERVICES - 0.4%
Other Securities		13,156
UTILITIES - 9.6%
AES Corp.	2,560	39,811
Calpine Corp. (c)	1,051	25,017
Exelon Corp.	898	32,766
FirstEnergy Corp.	697	24,203
MDU Resources Group Inc.	754	26,451
NRG Energy Inc.	1,470	54,694
PG&E Corp.	615	29,542
Other Securities		47,962
		280,446
Total Common Stocks (cost $2,234,956)		2,902,759

SHORT TERM INVESTMENTS - 2.9%
Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	1,119	1,119
T. Rowe Price Reserves Investment Fund, 0.17% (a) (h)	31,221	31,221
		32,340
Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	54,181	54,181
Total Short Term Investments (cost $86,521)		86,521
Total Investments - 101.8% (cost $2,321,477)		2,989,280
Other Assets and Liabilities, Net - (1.8%)		(52,687)
Total Net Assets - 100.0%		$2,936,593

Portfolio Composition:	Percentage of Total Investments
Financials	21.9%
Health Care	18.2
Industrials	12.4
Energy	10.8
Utilities	9.4
Consumer Staples	6.6
Consumer Discretionary	6.4
Information Technology	6.2
Materials	4.8
Telecommunication Services	0.4
Short Term Investments	2.9
Total Investments	100.0%

JNL/WMC Balanced Fund **

	Shares/Par †	Value
COMMON STOCKS - 64.8%
CONSUMER DISCRETIONARY - 6.1%
Comcast Corp. - Class A	1,157	$62,097
Ford Motor Co.	2,074	35,764
Lowe’s Cos. Inc.	540	25,926
Time Warner Inc.	429	30,126
Other Securities		75,503
		229,416
CONSUMER STAPLES - 4.3%
CVS Caremark Corp.	559	42,111
Kraft Foods Group Inc.	429	25,692
Philip Morris International Inc.	288	24,283
Procter & Gamble Co.	312	24,494
Wal-Mart Stores Inc.	315	23,666
Other Securities		22,767
		163,013
ENERGY - 7.4%
Anadarko Petroleum Corp.	356	38,973
BP Plc - ADR	512	27,016
Chevron Corp.	514	67,139
Exxon Mobil Corp.	552	55,550
Halliburton Co.	333	23,640
Other Securities		67,564
		279,882
FINANCIALS - 13.7%
ACE Ltd.	413	42,846
AFLAC Inc.	372	23,157
Ameriprise Financial Inc.	202	24,208
BlackRock Inc.	102	32,746
Citigroup Inc.	648	30,522
JPMorgan Chase & Co.	1,081	62,274
MetLife Inc.	479	26,625
PNC Financial Services Group Inc.	484	43,140
Principal Financial Group Inc.	476	24,007
Prudential Financial Inc.	483	42,917
Wells Fargo & Co.	2,132	112,055
Other Securities		54,328
		518,825
HEALTH CARE - 10.9%
Cardinal Health Inc.	512	35,072
Eli Lilly & Co.	680	42,277
Johnson & Johnson	637	66,612
Medtronic Inc.	648	41,308
Merck & Co. Inc.	1,609	93,088
Pfizer Inc.	1,510	44,808
UnitedHealth Group Inc.	324	26,505
Other Securities		63,925
		413,595
INDUSTRIALS - 7.6%
CSX Corp.	833	25,661
Eaton Corp. Plc	323	24,898
Equifax Inc.	341	24,751
Honeywell International Inc.	333	30,906
United Continental Holdings Inc. (c) (e)	647	26,556
United Parcel Service Inc. - Class B	322	33,069
United Technologies Corp.	217	25,021
Other Securities		96,512
		287,374
INFORMATION TECHNOLOGY - 9.4%
Accenture Plc - Class A	397	32,113
Apple Inc.	411	38,185
Cisco Systems Inc.	1,259	31,294
Intel Corp.	1,310	40,474
Microsoft Corp.	1,461	60,938
QUALCOMM Inc.	314	24,859
Texas Instruments Inc.	497	23,742
Other Securities		103,776
		355,381

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MATERIALS - 1.6%
Dow Chemical Co.	479	24,634
International Paper Co.	453	22,856
Other Securities		14,323
		61,813
TELECOMMUNICATION SERVICES - 1.7%
Verizon Communications Inc.	1,305	63,855

UTILITIES - 2.1%
NRG Energy Inc.	734	27,294
Other Securities		53,317
		80,611
Total Common Stocks (cost $1,851,501)		2,453,765

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.4%
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.48%, 12/12/44 (i)	$211	221
Other Securities		54,196
Total Non-U.S. Government Agency Asset-Backed Securities (cost $53,785)		54,417

CORPORATE BONDS AND NOTES - 9.1%
CONSUMER DISCRETIONARY - 1.2%
Comcast Corp.
6.50%, 01/15/17	750	853
3.60%, 03/01/24 (e)	895	919
4.65% - 6.55%, 06/15/35 - 03/01/44	2,325	2,582
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	553
Time Warner Inc.
4.88%, 03/15/20	500	560
4.75%, 03/29/21 (e)	450	499
6.25%, 03/29/41	500	601
Other Securities		38,668
		45,235
CONSUMER STAPLES - 0.8%
CVS Caremark Corp.
5.75%, 06/01/17	120	135
4.00%, 12/05/23	2,680	2,803
Kraft Foods Group Inc.
2.25%, 06/05/17	375	385
3.50%, 06/06/22	1,760	1,806
5.00%, 06/04/42	410	438
Mondelez International Inc., 6.50%, 02/09/40	1,000	1,278
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,470
Other Securities		22,103
		31,418
ENERGY - 0.4%
Chevron Corp., 3.19%, 06/24/23	1,895	1,924
Halliburton Co., 3.50%, 08/01/23	2,750	2,819
Other Securities		10,600
		15,343
FINANCIALS - 3.6%
Ameriprise Financial Inc., 5.30%, 03/15/20	170	195
Citigroup Inc.
4.45% - 5.50%, 10/15/14 - 01/10/17	1,764	1,874
5.85%, 08/02/16 (e)	1,300	1,426
4.50% - 8.50%, 05/15/18 - 01/14/22	2,836	3,401
2.50%, 09/26/18 (e)	1,000	1,017
5.88% - 8.13%, 07/15/39 - 01/30/42	280	369
5.30%, 05/06/44 (e)	1,055	1,099
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,852
3.25% - 6.30%, 04/23/19 - 09/23/22	2,300	2,470
3.38%, 05/01/23 (e)	1,060	1,040
5.40% - 6.40%, 05/15/38 - 01/06/42	965	1,150
MetLife Inc., 4.88%, 08/13/42 - 11/13/43	1,610	1,709
Metropolitan Life Global Funding I
2.50%, 09/29/15 (r)	1,200	1,229
1.50%, 01/10/18 (r)	1,480	1,469
PNC Financial Services Group Inc., 3.90%, 04/29/24	830	845
Prudential Financial Inc.
5.50%, 03/15/16	425	457
2.30% - 6.00%, 12/01/17 - 08/15/18	2,335	2,432
Wachovia Corp., 5.75%, 06/15/17 (e)	1,500	1,698
Wells Fargo & Co.
3.50% - 4.48%, 03/08/22 - 01/16/24	3,032	3,145
4.10%, 06/03/26	2,125	2,148
Other Securities		107,280
		138,305
HEALTH CARE - 0.9%
Eli Lilly & Co., 4.65%, 06/15/44	1,205	1,270
Medtronic Inc.
1.38%, 04/01/18 (e)	675	671
3.63%, 03/15/24	360	368
Merck & Co. Inc.
1.30% - 2.80%, 05/18/18 - 05/18/23	1,490	1,462
4.15%, 05/18/43	630	615
Pfizer Inc., 6.20%, 03/15/19 (e)	700	831
UnitedHealth Group Inc.
3.88%, 10/15/20	600	644
2.88%, 03/15/22 (e)	70	70
4.63%, 11/15/41	1,040	1,083
Other Securities		28,362
		35,376
INDUSTRIALS - 0.4%
United Technologies Corp., 3.10%, 06/01/22	225	228
Other Securities		13,419
		13,647
INFORMATION TECHNOLOGY - 0.3%
Apple Inc.
2.85% - 3.45%, 05/06/21 - 05/06/24	3,435	3,467
4.45%, 05/06/44	210	212
Cisco Systems Inc., 4.45%, 01/15/20	500	554
Other Securities		6,353
		10,586
MATERIALS - 0.2%
Other Securities		6,009
TELECOMMUNICATION SERVICES - 0.8%
Verizon Communications Inc.
3.45% - 4.50%, 09/15/20 - 11/01/21	7,945	8,621
4.75% - 6.55%, 09/15/33 - 09/15/43	9,450	11,650
Other Securities		9,006
		29,277
UTILITIES - 0.5%
MidAmerican Energy Co., 6.13%, 04/01/36	350	433
Other Securities		18,490
		18,923
Total Corporate Bonds and Notes (cost $327,487)		344,119

GOVERNMENT AND AGENCY OBLIGATIONS - 22.1%
GOVERNMENT SECURITIES - 12.0%
Municipals - 0.7%
Other Securities		24,568

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Sovereign - 0.1%
Other Securities		5,245
U.S. Treasury Securities - 11.2%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,229
2.88%, 05/15/43	34,739	31,677
U.S. Treasury Note
0.25%, 10/31/14	12,880	12,888
0.25%, 11/30/14	24,700	24,716
0.13%, 12/31/14	10,500	10,502
0.25%, 02/28/15 - 05/31/15	2,450	2,453
0.25%, 03/31/15	3,400	3,404
0.13%, 04/30/15	66,950	66,961
0.38%, 06/30/15	35,400	35,482
1.75%, 07/31/15	15,900	16,174
0.38%, 08/31/15	8,500	8,521
0.25%, 09/30/15	40,350	40,393
1.25%, 10/31/15	5,000	5,070
0.25%, 11/30/15	13,500	13,506
2.00%, 01/31/16	7,000	7,189
2.00%, 04/30/16	10,000	10,294
0.38%, 05/31/16 (e)	5,000	4,995
1.50%, 06/30/16	13,600	13,879
1.00%, 09/30/16	3,300	3,332
0.88%, 11/30/16	12,815	12,892
0.63%, 05/31/17	9,320	9,257
0.75%, 10/31/17	18,300	18,118
1.38%, 07/31/18	6,000	6,008
1.38%, 09/30/18	4,030	4,024
2.75%, 10/12/18	1,050	1,076
2.75%, 10/25/18	11,725	11,983
1.25%, 11/30/18	18,500	18,331
1.50%, 05/31/19 (e)	15,000	14,922
3.63%, 02/15/20	3,915	4,305
2.63%, 11/15/20	9,400	9,761
		424,342
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.1%
Federal Home Loan Mortgage Corp. - 1.5%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17	19	20
4.50% - 6.50%, 11/01/17 - 03/01/19	188	198
4.00% - 7.00%, 09/01/26 - 07/01/41	1,712	1,890
2.50%, 07/15/29, TBA (g)	5,900	5,987
3.00%, 07/15/29, TBA (g)	3,700	3,833
3.00%, 07/15/44, TBA (g)	12,650	12,466
3.50%, 07/15/44, TBA (g)	13,750	14,120
4.00%, 07/15/44, TBA (g)	12,575	13,308
4.50%, 07/15/44, TBA (g)	3,000	3,245
5.50%, 07/15/44, TBA (g)	2,400	2,679
		57,746
Federal National Mortgage Association - 6.2%
Federal National Mortgage Association
6.00%, 01/01/18	14	14
3.00% - 7.50%, 03/01/26 - 07/01/40	10,477	11,276
2.00% - 3.50%, 07/15/29 - 07/15/44, TBA (g)	3,400	3,327
2.50%, 07/15/29, TBA (g)	10,900	11,069
3.00%, 07/15/29, TBA (g)	10,965	11,383
3.50%, 07/15/29, TBA (g)	7,400	7,839
3.00%, 07/15/44, TBA (g)	27,125	26,769
4.00%, 07/15/44, TBA (g)	20,300	21,524
4.50%, 07/15/44, TBA (g)	99,100	107,258
5.00%, 07/15/44, TBA (g)	20,600	22,866
5.50%, 07/15/44, TBA (g)	8,800	9,845
		233,170
Government National Mortgage Association - 2.4%
Government National Mortgage Association
6.00%, 02/15/24	3	3
4.00% - 7.00%, 04/15/26 - 05/15/42	17,043	19,024
5.00%, 02/15/39	2,837	3,139
5.00%, 06/15/39	4,155	4,567
4.50%, 06/15/40	3,601	3,936
3.00%, 07/15/44, TBA (g)	15,800	15,945
3.50%, 07/15/44, TBA (g)	13,300	13,838
4.00%, 07/15/44, TBA (g)	6,700	7,149
4.00%, 07/15/44, TBA (g)	9,725	10,397
4.50%, 07/15/44, TBA (g)	8,900	9,715
5.50%, 07/15/44, TBA (g)	3,000	3,352
6.00%, 07/15/44, TBA (g)	600	675
REMIC, 7.50%, 09/16/35	11	13
		91,753
Total Government and Agency Obligations (cost $825,705)		836,824

SHORT TERM INVESTMENTS - 14.1%
Investment Companies - 11.2%
JNL Money Market Fund, 0.01% (a) (h)	425,006	425,006
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	111,202	111,202
Total Short Term Investments (cost $536,208)		536,208
Total Investments - 111.5% (cost $3,594,686)		4,225,333
Other Assets and Liabilities, Net - (11.5%)		(437,326)
Total Net Assets - 100.0%		$3,788,007

Portfolio Composition:	Percentage of Total Investments
Financials	15.5%
Government Securities	10.7
Health Care	10.6
U.S. Government Agency MBS	9.1
Information Technology	8.7
Industrials	7.1
Energy	7.0
Consumer Discretionary	6.5
Consumer Staples	4.6
Utilities	2.4
Telecommunication Services	2.2
Materials	1.6
Non-U.S. Government Agency ABS	1.3
Short Term Investments	12.7
Total Investments	100.0%

JNL/WMC Money Market Fund

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 13.2%
FINANCIALS - 12.4%
American Honda Finance Corp.
0.25%, 07/17/14 (i) (r)	$10,000	$10,000
0.23%, 12/05/14 (i)	6,000	6,000
0.23%, 06/04/15 (i)	14,000	14,000
Berkshire Hathaway Finance Corp, 5.10%, 07/15/14	2,408	2,413
BNP Paribas SA, 2.98%, 12/20/14 (i)	9,500	9,617
BPCE SA, 0.47%, 05/27/15 (i)	13,000	13,000
Caterpillar Financial Services Corp, 0.38%, 08/27/14 (i)	14,825	14,829

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
General Electric Capital Corp., 0.49%, 09/15/14 (i)	25,015	25,030
National Australia Bank Ltd., 1.18%, 07/25/14 (i) (r)	2,120	2,121
National Rural Utilities Cooperative Finance Corp., 0.28%, 05/01/15 (i)	13,000	13,000
New York Life Global Funding
0.22%, 07/30/14 (i) (r)	7,500	7,500
0.27%, 09/19/14 (i) (r)	600	600
Principal Life Global Funding II
0.85%, 07/09/14 (i) (r)	8,180	8,181
0.39%, 09/19/14 (i) (r)	7,270	7,273
Toronto-Dominion Bank
0.53%, 07/14/14 (i)	5,050	5,050
1.38%, 07/14/14	2,700	2,701
0.40%, 05/01/15 (i)	8,150	8,163
Toyota Motor Credit Corp.
0.31%, 08/22/14 (i)	5,500	5,501
0.23%, 01/14/15 (i)	13,000	13,000
		167,979
INFORMATION TECHNOLOGY - 0.8%
International Business Machines Corp., 0.88%, 10/31/14	5,200	5,210
Oracle Corp., 3.75%, 07/08/14	5,495	5,499
		10,709
Total Corporate Bonds and Notes (cost $178,688)		178,688

GOVERNMENT AND AGENCY OBLIGATIONS - 19.3%
GOVERNMENT SECURITIES - 19.3%
Federal Home Loan Bank - 9.6% (w)
Federal Home Loan Bank
0.40%, 07/02/14	4,250	4,250
0.18%, 07/15/14 - 01/09/15	23,000	23,001
5.50%, 08/13/14	8,000	8,051
0.13%, 10/02/14 - 06/04/15	21,500	21,497
0.14%, 10/16/14 - 03/02/15	26,200	26,202
0.22%, 11/03/14	11,500	11,501
0.16%, 03/12/15	35,000	35,007
		129,509
Federal Home Loan Mortgage Corp. - 2.2% (w)
Federal Home Loan Mortgage Corp.
0.75%, 11/25/14	3,500	3,508
0.63%, 12/29/14	14,110	14,141
0.30%, 01/09/15	6,000	6,005
0.50%, 04/17/15	6,000	6,017
		29,671
Federal National Mortgage Association - 1.2% (w)
Federal National Mortgage Association
0.88%, 08/28/14	7,000	7,008
5.00%, 04/15/15	9,177	9,528
		16,536
Sovereign - 3.6%
Export Development Canada, 0.15%, 01/12/15 (i) (r)	10,000	10,000
KFW, 0.15%, 10/30/14 (i)	31,000	30,998
Province of Ontario, Canada, 0.95%, 05/26/15	8,000	8,051
		49,049
U.S. Treasury Securities - 2.7%
U.S. Treasury Note
0.25%, 09/30/14	10,000	10,004
0.09%, 01/31/16 (i)	26,000	26,001
		36,005
Total Government and Agency Obligations (cost $260,770)		260,770

SHORT TERM INVESTMENTS - 54.4%
Certificates of Deposit - 25.3%
Bank of Montreal
0.41%, 07/24/14 (i)	2,600	2,600
0.18%, 12/18/14 (i)	14,000	14,000
0.17%, 12/19/14	10,000	10,000
0.22%, 01/08/15 (i)	5,000	5,000
Bank of Nova Scotia
0.21%, 09/18/14 (i)	19,000	19,000
0.22%, 10/21/14 (i)	8,000	8,000
0.22%, 03/20/15 (i)	10,000	10,000
Barclays Bank Plc, 0.35%, 12/23/14 (i)	10,000	10,000
BNP Paribas, 0.41%, 12/03/14 (i)	12,000	12,000
Canadian Imperial Bank of Commerce
0.22%, 09/25/14 (i)	19,000	19,000
0.47%, 11/05/14 (i)	4,300	4,304
0.21%, 06/29/15 (i)	10,000	10,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.27%, 09/12/14 (i)	16,000	16,000
0.23%, 02/23/15 (i)	12,000	12,000
Credit Suisse
0.43%, 11/14/14 (i)	8,000	8,000
0.45%, 03/27/15 (i)	20,000	20,000
0.48%, 05/08/15 (i)	10,000	10,000
Deutsche Bank AG
0.31%, 08/04/14 (i)	8,500	8,500
0.38%, 01/30/15 (i)	12,500	12,500
Nordea Bank Finland Plc, 0.15%, 07/11/14	10,000	10,000
Royal Bank of Canada, 0.15%, 09/18/14 (i)	7,000	7,000
Societe Generale
0.30%, 07/10/14 (i)	8,000	8,000
0.31%, 09/10/14 (i)	10,250	10,250
0.40%, 10/01/14	8,000	8,000
Standard Chartered Bank
0.28%, 09/11/14 (i)	17,000	17,000
0.28%, 01/23/15 (i)	8,500	8,500
0.32%, 04/10/15 (i)	8,000	8,000
Svenska Handelsbanken AB, 0.16%, 08/06/14	13,250	13,250
Toronto-Dominion Bank
0.15%, 07/07/14 (i)	5,000	5,000
0.18%, 07/17/14	10,800	10,800
U.S. Bancorp, 0.14%, 09/02/14	14,000	14,000
UBS AG, 0.29%, 01/20/15 (i)	12,000	12,000
		342,704
Commercial Paper - 14.7%
BPCE SA, 0.35%, 07/17/14 (r)	11,000	10,999
Coca-Cola Co., 0.16%, 12/03/14 (r)	16,250	16,239
DNB Bank ASA
0.20%, 07/11/14 (r)	17,600	17,599
0.22%, 12/16/14 (r)	12,000	11,988
Fairway Finance Corp., 0.18%, 08/18/14 (r)	11,544	11,541
General Electric Capital Corp., 0.17%, 09/09/14	10,000	9,997
HSBC Bank USA
0.21%, 08/21/14	8,000	7,998
0.25%, 10/06/14	5,250	5,246
HSBC Bank USA NA, 0.22%, 11/14/14	6,500	6,494
HSBC USA Inc., 0.23%, 08/06/14	10,500	10,498
JPMorgan Securities LLC, 0.23%, 08/15/14	12,000	11,997
MetLife Short Term Funding LLC
0.12%, 07/14/14 (r)	9,000	9,000
0.14%, 09/22/14 (r)	11,000	10,996
Nordea Bank AB, 0.21%, 09/24/14 (r)	10,000	9,995
Svenska Handelsbanken AB, 0.17%, 10/14/14 (r)	24,000	23,988

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Toyota Motor Credit Corp., 0.15%, 11/25/14 (r)	13,000	12,992
Westpac Banking Corp., 0.16%, 09/26/14 (i)	11,000	11,000
		198,567
Repurchase Agreements - 14.4%
Repurchase Agreement with BCL, 0.05% (Collateralized by $18,597 Federal Home Loan Mortgage Corp., 4.50%, due 11/01/43, value $20,400) acquired on 06/25/14, due 07/02/14 at $20,000	20,000	20,000
Repurchase Agreement with BCL, 0.05% (Collateralized by $33,605 Federal National Mortgage Association, 3.00-4.00%, due 04/01/26-12/01/42, value $33,660) acquired on 06/24/14, due 07/01/14 at $33,000	33,000	33,000
Repurchase Agreement with BMO, 0.09% (Collateralized by $727 U.S. Treasury Note, 0.75%, due 03/31/18, value $715, and $8,937 Federal National Mortgage Association, 3.50-4.00%, due 04/01/34-05/01/44, value $9,485) acquired on 06/30/14, due 07/01/14 at $10,000	10,000	10,000
Repurchase Agreement with BNP, 0.08% (Collateralized by $4,936 Government National Mortgage Association, 3.50-6.50%, due 01/15/19-05/20/44, value $5,516, $5,444 Federal Home Loan Mortgage Corp., 3.00-6.50%, due 06/01/18-02/01/44, value $5,966, and $12,809 Federal National Mortgage Association, 2.00-7.00%, due 03/01/15-06/01/44, value $14,033) acquired on 06/30/14, due 07/03/14 at $25,000	25,000	25,000
Repurchase Agreement with BNP, 0.11% (Collateralized by $883 Government National Mortgage Association, 3.00-6.50%, due 05/15/16-12/20/43, value $979, $1,562 Federal Home Loan Mortgage Corp., 3.00-7.50%, due 01/01/17-09/01/43, value $1,703, and $4,064 Federal National Mortgage Association, 2.50-7.00%, due 03/01/15-08/01/43, value $4,460) acquired on 06/30/14, due 07/01/14 at $7,000	7,000	7,000
Repurchase Agreement with BOA, 0.10% (Collateralized by $1,763 Government National Mortgage Association, 4.50%, due 09/20/40, value $1,938) acquired on 06/30/14, due 07/01/14 at $1,900	1,900	1,900
Repurchase Agreement with DUB, 0.10% (Collateralized by $2,958 Federal National Mortgage Association, 0.65%, due 09/26/16, value $2,958) acquired on 06/30/14, due 07/01/14 at $2,900	2,900	2,900
Repurchase Agreement with GSC, 0.07% (Collateralized by $23,517 Government National Mortgage Association, 3.00-5.50%, due 09/20/27-04/20/43, value $25,500) acquired on 06/26/14, due 07/03/14 at $25,000	25,000	25,000
Repurchase Agreement with GSC, 0.07% (Collateralized by $33,925 Government National Mortgage Association, 3.50-5.50%, due 05/15/26-02/15/44, value $36,720) acquired on 06/30/14, due 07/01/14 at $36,000	36,000	36,000
Repurchase Agreement with GSC, 0.09% (Collateralized by $23,695 Government National Mortgage Association, 3.00-6.50%, due 02/20/36-01/15/44, value $25,500) acquired on 06/27/14, due 07/03/14 at $25,000	25,000	25,000
Repurchase Agreement with GSC, 0.10% (Collateralized by $8,774 Federal National Mortgage Association, 3.00-5.00%, due 11/01/26-09/01/42, value $9,384) acquired on 06/30/14, due 07/01/14 at $9,200	9,200	9,200
		195,000
Total Short Term Investments (cost $736,271)		736,271
Total Investments - 86.9% (cost $1,175,729)		1,175,729
Other Assets and Liabilities, Net - 13.1%		176,884
Total Net Assets - 100.0%		$1,352,613

Portfolio Composition:	Percentage of Total Investments
Government Securities	22.2%
Financials	14.3
Information Technology	0.9
Short Term Investments	62.6
Total Investments	100.0%

JNL/WMC Value Fund

	Shares/Par †	Value
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 11.1%
AutoZone Inc. (c)	38	$20,468
CBS Corp. - Class B	205	12,719
Comcast Corp. - Class A	449	24,078
DIRECTV (c)	108	9,198
Home Depot Inc.	206	16,712
Interpublic Group of Cos. Inc.	698	13,627
Lowe’s Cos. Inc.	426	20,425
Newell Rubbermaid Inc.	525	16,277
Nordstrom Inc.	215	14,580
Pulte Homes Inc.	867	17,469
PVH Corp.	167	19,422
Thomson Reuters Corp.	413	15,003
		199,978
CONSUMER STAPLES - 4.8%
Anheuser-Busch InBev NV - ADR	189	21,765
CVS Caremark Corp.	276	20,808
Diageo Plc - ADR	139	17,750
Kraft Foods Group Inc.	218	13,093
Philip Morris International Inc.	165	13,937
		87,353
ENERGY - 13.0%
Anadarko Petroleum Corp.	187	20,521
Chevron Corp.	472	61,562
EOG Resources Inc.	190	22,208
Exxon Mobil Corp.	343	34,509
Halliburton Co.	481	34,133
Marathon Oil Corp.	534	21,327
Occidental Petroleum Corp.	224	22,984
Southwestern Energy Co. (c)	407	18,503
		235,747
FINANCIALS - 26.0%
ACE Ltd.	263	27,281

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
American International Group Inc.	323	17,606
Ameriprise Financial Inc.	173	20,716
BB&T Corp. (e)	557	21,980
BlackRock Inc.	85	27,025
Citigroup Inc.	729	34,349
Goldman Sachs Group Inc.	137	23,008
Host Hotels & Resorts Inc.	883	19,435
Intercontinental Exchange Inc.	106	20,071
JPMorgan Chase & Co.	1,045	60,221
Marsh & McLennan Cos. Inc.	526	27,268
MetLife Inc.	388	21,568
PNC Financial Services Group Inc.	473	42,131
Principal Financial Group Inc.	281	14,190
Santander Consumer USA Holdings Inc.	369	7,166
Unum Group	396	13,760
Wells Fargo & Co.	1,389	73,022
		470,797
HEALTH CARE - 13.3%
Amgen Inc.	170	20,168
AstraZeneca Plc - ADR	295	21,922
Baxter International Inc.	230	16,620
Covidien Plc	338	30,467
Johnson & Johnson	216	22,593
Merck & Co. Inc.	848	49,049
Pfizer Inc.	460	13,663
Roche Holding AG	86	25,493
UnitedHealth Group Inc.	410	33,495
Zoetis Inc. - Class A	216	6,981
		240,451
INDUSTRIALS - 9.6%
3M Co.	126	17,999
Eaton Corp. Plc	331	25,547
Fortune Brands Home & Security Inc.	218	8,705
General Electric Co.	1,266	33,276
Illinois Tool Works Inc.	175	15,334
Ingersoll-Rand Plc	267	16,719
PACCAR Inc.	201	12,649
Spirit Aerosystems Holdings Inc. - Class A (c)	585	19,713
United Technologies Corp.	198	22,872
		172,814
INFORMATION TECHNOLOGY - 12.6%
Analog Devices Inc.	324	17,496
Cisco Systems Inc.	1,985	49,335
EMC Corp.	1,175	30,957
Intel Corp.	1,132	34,990
Marvell Technology Group Ltd.	1,437	20,596
Maxim Integrated Products Inc. (e)	815	27,559
Microsoft Corp.	593	24,746
Symantec Corp.	997	22,825
		228,504
MATERIALS - 4.0%
Dow Chemical Co.	449	23,096
E.I. du Pont de Nemours & Co.	167	10,927
International Paper Co.	318	16,071
Nucor Corp.	188	9,278
Steel Dynamics Inc.	665	11,943
		71,315
TELECOMMUNICATION SERVICES - 1.6%
Verizon Communications Inc.	580	28,388
UTILITIES - 2.5%
Edison International	243	14,127
NextEra Energy Inc. (e)	114	11,701
Northeast Utilities	426	20,143
		45,971
Total Common Stocks (cost $1,238,763)		1,781,318

SHORT TERM INVESTMENTS - 2.2%
Investment Companies - 1.4%
JNL Money Market Fund, 0.01% (a) (h)	25,815	25,815
Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	13,692	13,692
Total Short Term Investments (cost $39,507)		39,507
Total Investments - 100.7% (cost $1,278,270)		1,820,825
Other Assets and Liabilities, Net - (0.7%)		(12,131)
Total Net Assets - 100.0%		$1,808,694

Portfolio Composition:	Percentage of Total Investments
Financials	25.9%
Health Care	13.2
Energy	12.9
Information Technology	12.5
Consumer Discretionary	11.0
Industrials	9.5
Consumer Staples	4.8
Materials	3.9
Utilities	2.5
Telecommunication Services	1.6
Short Term Investments	2.2
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

(a)	Investment in affiliate.
(b)	Consolidated Schedule of Investments.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)

All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2014, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $11,219; JNL/Goldman Sachs Core Plus Bond Fund $82,941; JNL/Mellon Capital Bond Index Fund $23,961; JNL/Neuberger Berman Strategic Income Fund $133,834; JNL/PIMCO Real Return Fund $1,649,922; JNL/PIMCO Total Return Bond Fund $469,359; JNL/T.Rowe Price Short-Term Bond Fund $4,510; JNL/WMC Balanced Fund $336,080.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of June 30, 2014.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2014.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral. See Note 6 in the Notes to the Financial Statements.
(p)	Security is restricted to resale to institutional investors. See Restricted Securities in these Notes to the Schedules of Investments.
(q)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.
(r)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Board. As of June 30, 2014, the value and the percentage of net assets of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund - $61,227, 1.8%; JNL/Franklin Templeton Global Multisector Bond Fund - $275,674, 13.7%; JNL/Franklin Templeton Income Fund - $405,501, 14.9%; JNL/Franklin Templeton International Small Cap Growth Fund - $18,948, 3.8%; JNL/Franklin Templeton Mutual Shares Fund - $21,398, 1.7%; JNL/Goldman Sachs Core Plus Bond Fund - $88,159, 10.7%; JNL/Goldman Sachs Emerging Markets Debt Fund - $141,477, 19.9%; JNL/Ivy Asset Strategy Fund - $573,943, 17.5%; JNL/JPMorgan U.S. Government & Quality Bond Fund - $26,592, 2.3%; JNL/Lazard Emerging Markets Fund - $26,426, 1.7%; JNL/Mellon Capital Bond Index Fund - $2,175, 0.2%; JNL/Neuberger Berman Strategic Income Fund - $47,836, 9.2%; JNL/PIMCO Real Return Fund - $182,458, 9.0%; JNL/PIMCO Total Return Bond Fund - $246,145, 4.8%; JNL/PPM America Floating Rate Income Fund - $51,396, 2.9%; JNL/PPM America High Yield Bond Fund - $1,184,693, 38.0%; JNL/Scout Unconstrained Bond Fund - $8,312, 1.8%; JNL/T. Rowe Price Short-Term Bond Fund - $401,761, 22.5%; JNL/WMC Balanced Fund - $93,723, 2.5%; JNL/WMC Money Market Fund - $181,012, 13.4%

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded commitment at June 30, 2014. See Unfunded Commitments in the Notes to Financial Statements.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Convertible security.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.
(y)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(z)	This variable rate senior loan will settle after June 30, 2014, at which time the interest rate will be determined.
†	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
**

A Summary Schedule of Investments is presented for this portfolio. For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting www.jackson.com or the Commission’s website, www.sec.gov.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CRC - Costa Rican Colon

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Sheqel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR – Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CBT - Chicago Board of Trade

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.EM - Credit Derivatives Index - Emerging Markets

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CMBX.NA.AAA - Commercialized Mortgage Backed Securities Index - North American - AAA rated

CME - Chicago Mercantile Exchange

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Abbreviations: (continued)

CPI - Consumer Price Index

CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted

CNX - CRISIL NSE Index

CVA - Commanditaire Vennootschap op Aandelen

DJIA - Dow Jones Industrial Average

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor- Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

GO - General Obligation

IBEX - Iberia Index

ICE - Intercontinental Exchange

iTraxx - Group of international credit derivative indices monitored by the International Index Company

JSE - Johannesburg Stock Exchange

KCBT - Kansas City Board of Trade

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

Liffe - London International Financial Futures and Options Exchange

LME - London Metal Exchange

MBS - Mortgage Backed Security

MIB - Milano Indice Borsa

MICEX - Moscow Interbank Currency Exchange Index

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

OAT - Obligations Assimilables du Tresor

OMX - Optionsmaklarna/Helsinki Stock Exchange

OTC - Over the Counter

PJSC - Public Joint Stock Company

RB - Revenue Bond

RBOB - Reformulated Blendstock for Oxygenate Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor’s

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TAIEX - Taiwan Capitalization Weighted Stock Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

UF - Unidad de Fomento

ULSD - Ultra-low sulfur diesel

WTI - West Texas Intermediate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank of Scotland

SCB - Standard Chartered Bank

SSB - State Street Brokerage Services, Inc.

TDS - TD Securities Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of June 30, 2014, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Strategy Fund
Uranium Energy Corp.	11/02/2010	$1,244	$571	—%

JNL/BlackRock Global Allocation Fund
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	$708	$432	—%
CapitaLand Ltd., 2.10%, 11/15/16	04/16/2012	2,586	2,593	0.1
CapitaLand Ltd., 2.95%, 06/20/22	01/18/2012	5,080	5,226	0.2
Celestial Nutrifoods Ltd., 0.00%, 06/12/11	08/26/2011	49	3	—
Chaoda Modern Agriculture Holdings Ltd.	08/26/2011	200	57	—
China Milk Products Group Ltd., 0.00%, 01/05/12	08/26/2011	13	10	—
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	01/18/2012	1,812	1,880	0.1
Delta Debtco Ltd. Term Loan, 9.25%, 11/20/20	10/18/2012	2,686	2,829	0.1
Delta Topco Ltd.	05/03/2012	1,330	1,353	0.1
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	1,839	1,807	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund (continued)
Dropbox Inc.	01/29/2014	$7,795	$7,513	0.2%
GNL Quintero SA Term Loan, 1.23%, 06/20/23	09/13/2012	878	950	—
Inversiones Alsacia SA, 8.00%, 08/18/18	02/02/2012	1,543	1,184	—
Mobileye NV	08/15/2013	1,930	2,189	0.1
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15	01/03/2012	98	99	—
Olam International Ltd., 6.00%, 10/15/16	01/17/2012	2,484	2,655	0.1
Palantir Technologies Inc.	03/27/2014	3,142	3,142	0.1
Provincia de Buenos Aires, Argentina, 10.88%, 01/26/21	05/15/2014	758	755	—
REI Agro Ltd., 5.50%, 11/13/14	02/08/2012	606	351	—
REI Agro Ltd., 5.50%, 11/13/14	11/13/2011	184	103	—
Sheridan Production Partners II LP Term Loan, 4.25%, 12/02/20	12/16/2013	3,370	3,375	0.1
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/02/20	12/16/2013	469	469	—
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20	12/16/2013	175	175	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	1,100	1,160	—
Suzlon Energy Ltd., 0.00%, 10/11/12	08/26/2011	483	580	—
Suzlon Energy Ltd., 0.00%, 07/25/14	02/08/2013	1,227	933	—
TFS Corp. Ltd.	03/18/2013	—	266	—
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	1,260	1,330	—
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	158	170	—
Twitter Inc. Private Placement	02/04/2012	3,393	7,773	0.2
Uber Technologies Inc.	06/09/2014	4,702	4,702	0.2
Zeus Cayman II, 0.00%, 08/18/16	01/26/2012	644	869	—
		$52,702	$56,933	1.7%
JNL/BlackRock Large Cap Select Growth Fund
Alibaba Group Holding Ltd.	04/28/2014	$11,919	$11,919	1.0%
Palantir Technologies Inc.	02/10/2014	7,639	7,639	0.7
		$19,558	$19,558	1.7%
JNL/Capital Guardian Global Balanced Fund
Altegrity Inc., 10.50%, 11/01/15	05/01/2010	$139	$134	—%
Austria Government Bond, 4.00%, 09/15/16	04/01/2013	193	208	0.1
Belgium Government Bond, 2.60%, 06/22/24	01/28/2014	1,585	1,637	0.3
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	212	200	—
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/2013	200	211	0.1
CSMC Trust REMIC, 1.05%, 04/15/27	06/02/2014	100	100	—
Caisse d’Amortissement de la Dette Sociale, 1.13%, 01/30/17	01/23/2014	125	126	—
Clearwire Communications LLC, 14.75%, 12/01/16	01/31/2012	253	326	0.1
EQTY Mortgage Trust REMIC, 1.00%, 05/08/31	06/09/2014	150	150	—
EQTY Mortgage Trust REMIC, 1.75%, 05/08/31	06/09/2014	100	100	—
Electricite de France, 4.88%, 01/22/44	03/27/2014	40	43	—
Enel Finance International NV, 3.88%, 10/07/14	11/11/2011	300	302	0.1
Enterprise Fleet Financing LLC, 0.87%, 09/20/19	02/12/2014	200	200	—
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22	10/08/2013	61	64	—
Finland Government Bond, 3.50%, 04/15/21	06/06/2013	744	802	0.2
Finland Government Bond, 3.88%, 09/15/17	11/29/2011	766	841	0.2
First Data Corp., 8.25%, 01/15/21	12/22/2009	275	301	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2009	45	55	—
First Quantum Minerals Ltd., 6.75%, 02/15/20	02/25/2014	101	103	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	02/25/2014	101	103	—
Hilton USA Trust REMIC, 2.66%, 11/05/30	11/25/2013	200	203	—
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	10/08/2013	126	133	—
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	250	252	0.1
Indonesia Government International Bond, 7.75%, 01/17/38	04/08/2013	216	187	—
Intesa Sanpaolo SpA, 5.02%, 06/26/24	06/20/2014	200	202	—
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	352	347	0.1
Portugal Obrigacoes do Tesouro OT, 3.85%, 04/15/21	11/07/2013	24	29	—
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23	11/06/2013	43	45	—
Portugal Obrigacoes do Tesouro OT, 5.65%, 02/15/24	11/06/2013	87	87	—
Republic of Latvia, 2.63%, 01/21/21	01/16/2014	135	143	—
Romania Government International Bond, 6.75%, 02/07/22	02/29/2012	102	119	—
Russia Government International Bond, 7.50%, 03/31/30	10/19/2012	281	258	0.1
Sberbank of Russia - GDR	09/20/2012	622	506	0.1
Slovenia Government International Bond, 5.85%, 05/10/23	05/03/2013	247	281	0.1
Spain Government Bond, 2.75%, 10/31/24	06/13/2014	1,040	1,051	0.2
Spain Government Bond, 3.80%, 04/30/24	01/23/2014	807	843	0.2
Spain Government Bond, 5.40%, 09/28/18	02/21/2013	2,585	2,775	0.6
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	101	103	—
Standard Chartered Plc, 3.95%, 01/11/23	01/10/2013	303	298	0.1
Trade MAPS 1 Ltd., 0.85%, 12/10/18	01/07/2014	125	125	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/Capital Guardian Global Balanced Fund (continued)
Trade MAPS 1 Ltd., 1.40%, 12/10/18	01/07/2014	$100	$101	—%
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	189	—
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/2012	311	319	0.1
		$14,147	$14,602	2.9%
JNL/DFA U.S. Core Equity Fund
FAB Universal Corp.	10/09/2012	$2	$1	—%
Magnum Hunter Resources Corp.	09/12/2013	—	—	—
		$2	$1	—%
JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$25,407	$31,186	2.5%

JNL/Franklin Templeton Global Multisector Bond Fund
Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.75%, 04/28/21	09/13/2012	$6,027	$6,217	0.3%
Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.88%, 09/25/17	09/25/2012	4,650	5,214	0.3
Hungary Government International Bond, 4.38%, 07/04/17	07/04/2012	5,779	7,330	0.4
Hungary Government International Bond, 5.75%, 06/11/18	06/11/2013	6,444	8,538	0.4
		$22,900	$27,299	1.4%
JNL/Franklin Templeton Income Fund
Dynegy Holdings LLC, 7.50%, 06/01/15	10/19/2012	$—	$—	—%
Dynegy Holdings LLC, 7.75%, 06/01/19	10/19/2012	—	—	—
Dynegy Holdings LLC, 8.38%, 05/01/16	10/19/2012	—	—	—
First Data Holdings Inc.	06/27/2014	6,826	6,826	0.3
SuperMedia Inc. Escrow Litigation Trust	03/04/2010	14	—	—
		$6,840	$6,826	0.3%
JNL/Franklin Templeton International Small Cap Growth Fund
X5 Retail Group NV - GDR	11/19/2013	$1,106	$1,371	0.3%

JNL/Goldman Sachs Core Plus Bond Fund
Federal Home Loan Mortgage Corp. REMIC, 5.95%, 11/15/43	11/27/2013	$285	$351	0.1%
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association REMIC, 4.85%, 11/25/40	09/28/2012	86	759	0.1
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.80%, 05/17/32	01/08/2003	41	13	—
Government National Mortgage Association REMIC, 6.55%, 08/16/43	11/14/2013	229	246	—
Home Interior Gift Inc.	02/22/2006	184	—	—
Trinitas CLO II Ltd., 1.61%, 07/15/26	06/23/2014	2,455	2,455	0.3
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	11/28/2007	782	320	—
		$4,062	$4,144	0.5%
JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,831	$7,713	1.1%
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	01/26/2010	2,284	1,863	0.3
Peru Enhanced Pass-Through Finance Ltd., 0.00%, 06/02/25	03/20/2013	708	710	0.1
Republic of Costa Rica, 9.20%, 03/27/19	11/20/2012	5	5	—
Republic of Costa Rica, 11.13%, 03/28/18	11/20/2012	2,015	1,938	0.3
Transportadora de Gas del Sur SA, 9.63%, 05/14/20	02/20/2014	284	304	—
Trust F/1401, 6.95%, 01/30/44	01/24/2014	272	311	—
		$14,399	$12,844	1.8%
JNL/Ivy Asset Strategy Fund
Aston Martin Holdings UK Ltd., 10.25%, 07/15/18	01/24/2014	$11,727	$12,055	0.4%
Delta Topco Ltd.	01/23/2012	40,394	37,212	1.1
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	50,230	49,706	1.5
Legend Pictures LLC	12/18/2012	27,470	29,228	0.9
Legendary Pictures Funding LLC, 8.00%, 11/09/19	03/13/2013	28,500	28,500	0.9
Media Group Holdings LLC	06/21/2013	67,611	70,377	2.1
		$225,932	$227,078	6.9%
JNL/JPMorgan U.S. Government & Quality Bond Fund
CompuCredit Acquired Portfolio Voltage Master Trust, 0.32%, 09/17/18	09/18/2006	$17	$17	—%
IndyMac Seconds Asset Backed Trust REMIC, 0.41%, 06/25/36	05/22/2006	825	199	—
SACO I Inc. REMIC, 0.41%, 06/25/36	05/30/2006	204	322	—
		$1,046	$538	—%
JNL/Morgan Stanley Mid Cap Growth Fund
Airbnb Inc.	04/16/2014	$1,699	$1,699	0.6%
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/12/14	04/23/2013	5	1	—
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/15/14	04/23/2013	71	12	—
Chinese Yuan versus USD Put Option, Strike Price CNY 6.50, Expiration 12/17/14	04/23/2013	112	14	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/Morgan Stanley Mid Cap Growth Fund (continued)
Chinese Yuan versus USD Put Option, Strike Price CNY 6.62, Expiration 06/19/15	06/20/2014	$133	$76	—%
Dropbox Inc.	01/30/2014	483	465	0.2
Dropbox Inc.- Series A-1	07/19/2012	40	83	—
Flipkart	01/07/2013	245	418	0.1
Palantir Technologies Inc.	10/28/2013	79	138	0.1
Palantir Technologies Inc.	10/28/2013	79	138	0.1
Palantir Technologies Inc.	07/20/2012	16	32	—
		$2,962	$3,076	1.1%
JNL/Oppenheimer Global Growth Fund
Marico Kaya Enterprises Ltd.	04/27/2011	$21	$22	—%

JNL/PIMCO Real Return Fund
BellSouth Corp., 4.18%, 04/26/15	04/17/2014	$18,635	$18,517	0.9%

JNL/PIMCO Total Return Bond Fund
Blackstone CQP Holdco LP, 9.30%, 06/30/18	06/26/2014	$2,142	$2,116	—%
Credit Agricole SA, 1.39%, 04/15/16	11/05/2013	5,050	5,059	0.1
General Electric Capital Corp., 3.80%, 06/18/19	07/09/2013	3,777	3,930	0.1
Northern Rock Plc, 5.63%, 06/22/17	06/22/2010	14,986	17,856	0.4
		$25,955	$28,961	0.6%
JNL/PPM America High Yield Bond Fund
Appvion Inc., 9.00%, 06/01/20	11/14/2013	$5,916	$5,970	0.2%
Delta Air Lines Inc. Pass-Through Trust, 6.38%, 01/02/16	02/08/2011	1,000	1,070	—
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2014	7,417	7,463	0.3
Jack Cooper Holdings Corp., 9.25%, 06/01/20	01/07/2013	3,002	3,153	0.1
		$17,335	$17,656	0.6%
JNL/T. Rowe Price Established Growth Fund
Airbnb Inc.	04/16/2014	$6,792	$6,792	0.1%
LivingSocial- Series F	11/18/2011	1,184	71	—
		$7,976	$6,863	0.1%
JNL/T. Rowe Price Mid-Cap Growth Fund
Atlassian Corp.	04/10/2014	$1,628	$1,628	0.1%
Atlassian Corp.	04/10/2014	1,204	1,204	0.1
Atlassian Corp.	04/10/2014	608	608	—
Atlassian Corp.- Class A	04/10/2014	1,246	1,246	0.1
Atlassian Corp.- Class A	04/10/2014	346	346	—
Atlassian Corp.- Class A	04/10/2014	239	239	—
Coupons.com Inc.	03/07/2011	3,435	6,272	0.2
Dropbox Inc.- Series A-1	05/02/2012	2,339	4,757	0.2
Dropbox Inc.- Series A	05/02/2012	476	969	—
Dropbox Inc.	05/02/2012	383	780	—
LivingSocial	04/01/2011	4,061	316	—
		$15,965	$18,365	0.7%

Investments in Affiliates - See Note 8 in the Notes to Financial Statements for discussion of investments in affiliates.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.  The following table details cash management investments in affiliates held at June 30, 2014.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2014

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AllianceBernstein Dynamic Asset Allocation Fund	$—	$5,828	$—
JNL/AQR Managed Futures Strategy Fund	132,277	62,277	3
JNL/BlackRock Commodity Securities Strategy Fund	15,653	30,041	1
JNL/BlackRock Large Cap Select Growth Fund	8,761	2,839	1
JNL/Brookfield Global Infrastructure and MLP Fund	16,094	27,920	1
JNL/Capital Guardian Global Balanced Fund	22,308	25,475	1
JNL/Capital Guardian Global Diversified Research Fund	17,268	6,238	—
JNL/DFA U.S. Core Equity Fund	5,151	6,118	—
JNL/Eagle SmallCap Equity Fund	6,411	3,688	—
JNL/Eastspring Investments Asia ex-Japan Fund	2,779	250	—
JNL/Eastspring Investments China-India Fund	7,811	7,814	—
JNL/Franklin Templeton Global Growth Fund	21,661	40,889	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Franklin Templeton Global Multisector Bond Fund	$178,628	$224,636	$7
JNL/Franklin Templeton Income Fund	61,934	306,130	5
JNL/Franklin Templeton International Small Cap Growth Fund	18,085	14,576	—
JNL/Franklin Templeton Mutual Shares Fund	75,343	80,131	2
JNL/Franklin Templeton Small Cap Value Fund	104,539	44,773	2
JNL/Goldman Sachs Core Plus Bond Fund	38,620	67,834	1
JNL/Goldman Sachs Emerging Markets Debt Fund	45,975	29,214	1
JNL/Goldman Sachs Mid Cap Value Fund	11,833	28,388	1
JNL/Goldman Sachs U.S. Equity Flex Fund	5,888	10,502	—
JNL/Invesco Global Real Estate Fund	33,418	43,499	1
JNL/Invesco International Growth Fund	74,016	124,157	3
JNL/Invesco Large Cap Growth Fund	28,550	5,615	—
JNL/Invesco Mid Cap Value Fund	19,741	21,151	1
JNL/Invesco Small Cap Growth Fund	30,008	26,122	1
JNL/Ivy Asset Strategy Fund	31,802	39,543	1
JNL/JPMorgan International Value Fund	10,487	8,417	—
JNL/JPMorgan MidCap Growth Fund	34,575	54,047	1
JNL/JPMorgan U.S. Government & Quality Bond Fund	53,668	27,924	1
JNL/Lazard Emerging Markets Fund	11,937	44,792	1
JNL/Mellon Capital Emerging Markets Index Fund	5,575	17,824	—
JNL/Mellon Capital European 30 Fund	1,673	2,702	—
JNL/Mellon Capital Pacific Rim 30 Fund	739	619	—
JNL/Mellon Capital S&P 500 Index Fund	76,304	75,211	2
JNL/Mellon Capital S&P 400 MidCap Index Fund	59,904	43,981	1
JNL/Mellon Capital Small Cap Index Fund	49,189	23,043	1
JNL/Mellon Capital International Index Fund	54,033	35,762	1
JNL/Mellon Capital Bond Index Fund	101,105	19,872	2
JNL/Mellon Capital Global Alpha Fund	33,700	5,892	—
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	1,418	374	—
JNL/Mellon Capital Utilities Sector Fund	29	140	—
JNL/Morgan Stanley Mid Cap Growth Fund	14,930	9,033	—
JNL/Neuberger Berman Strategic Income Fund	38,906	50,231	1
JNL/Oppenheimer Global Growth Fund	16,102	27,190	1
JNL/PPM America High Yield Bond Fund	76,390	79,095	3
JNL/PPM America Mid Cap Value Fund	2,518	90	—
JNL/PPM America Small Cap Value Fund	6,049	953	—
JNL/PPM America Value Equity Fund	926	1,176	—
JNL/Red Rocks Listed Private Equity Fund	6,238	15,758	—
JNL/S&P Competitive Advantage Fund	14,536	19,013	—
JNL/S&P Dividend Income & Growth Fund	10,767	11,377	—
JNL/S&P Intrinsic Value Fund	15,783	7,585	—
JNL/S&P Mid 3 Fund	—	907	—
JNL/S&P Total Yield Fund	10,090	7,270	—
JNL/Scout Unconstrained Bond Fund	—	42,953	1
JNL/T. Rowe Price Established Growth Fund	2,001	2,000	—
JNL/T. Rowe Price Mid-Cap Growth Fund	1,000	695	—
JNL/T. Rowe Price Short-Term Bond Fund	8,187	10,000	—
JNL/T. Rowe Price Value Fund	4,492	1,119	—
JNL/WMC Balanced Fund	200,637	425,006	9
JNL/WMC Value Fund	49,376	25,815	1

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$76,729	$41,011	$15
JNL/T. Rowe Price Mid-Cap Growth Fund	127,000	154,807	42
JNL/T. Rowe Price Short-Term Bond Fund	65,124	30,862	13
JNL/T. Rowe Price Value Fund	3,849	31,221	7

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2014

The following table details each Fund’s long term investments in affiliates held during the period ended June 30, 2014.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain	Value End of Period
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	$5,085	$1,421	$—	$—	$—	$7,100
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	7,254	706	—	69	—	8,562
JNL/Mellon Capital International Index Fund	Prudential plc	9,863	235	149	182	113	10,259
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	516	—	—	6	—	515
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	613	—	—	11	—	630

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts / Notional Contracts	Value
Foreign Currency Options
JNL/PIMCO Total Return Bond Fund
Japanese Yen versus USD Put Option, BOA	02/18/2019	JPY	80.00	2,500,000	$(102)

Index Options
JNL/BlackRock Global Allocation Fund
Euro Stoxx 50 Index Put Option, DUB	09/21/2018	EUR	2,586.07	1,006	$(384)
MSCI Emerging Markets Index Call Option, BOA	08/15/2014		1,108.82	16,745	(25)
MSCI Emerging Markets Index Put Option, BOA	08/15/2014		951.91	16,745	(54)
Russell 2000 Index Call Option, BOA	07/18/2014		1,155.43	14,320	(603)
Russell 2000 Index Call Option, CIT	07/18/2014		1,154.65	14,763	(629)
Russell 2000 Index Call Option, CSI	08/15/2014		1,237.98	12,380	(74)
Russell 2000 Index Put Option, BOA	07/18/2014		990.37	14,320	(1)
Russell 2000 Index Put Option, CIT	07/18/2014		989.70	14,763	(1)
Russell 2000 Index Put Option, CSI	08/15/2014		1,072.92	12,380	(38)
S&P 500 Index Call Option, BNP	07/18/2014		1,968.46	8,347	(71)
S&P 500 Index Call Option, CSI	07/18/2014		1,990.00	8,421	(22)
S&P 500 Index Call Option, GSI	08/15/2014		1,981.99	5,831	(73)
S&P 500 Index Put Option, BNP	07/18/2014		1,703.48	8,347	(4)
S&P 500 Index Put Option, BNP	08/15/2014		1,782.11	8,249	(24)
S&P 500 Index Put Option, CSI	07/18/2014		1,790.00	8,421	(9)
S&P 500 Index Put Option, GSI	08/15/2014		1,706.98	5,831	(8)
S&P 500 Index Put Option, JPM	07/18/2014		1,951.51	8,407	(157)
S&P 500 Index Put Option, JPM	07/18/2014		1,688.80	8,407	(3)
Tokyo Stock Price Index Call Option, CIT	12/12/2014	JPY	1,318.19	764,236	(158)
Tokyo Stock Price Index Call Option, GSI	06/12/2015	JPY	1,490.61	1,168,522	(58)
Tokyo Stock Price Index Call Option, MSC	03/13/2015	JPY	1,370.22	1,510,336	(247)
Tokyo Stock Price Index Call Option, UBS	12/12/2014	JPY	1,410.88	769,816	(32)
Tokyo Stock Price Index Put Option, CIT	12/12/2014	JPY	1,047.55	764,236	(17)
Tokyo Stock Price Index Put Option, GSI	06/12/2015	JPY	1,136.91	1,168,522	(313)
Tokyo Stock Price Index Put Option, MSC	03/13/2015	JPY	1,045.08	1,510,336	(72)
Tokyo Stock Price Index Put Option, UBS	12/12/2014	JPY	1,094.64	769,816	(37)
				8,613,503	$(3,114)
JNL/PIMCO Real Return Fund
iTraxx Europe Main Series 21 Put Option, BNP	09/17/2014		1.10	75	$(3)
iTraxx Europe Main Series 21 Put Option, CIT	09/17/2014		0.95	105	(8)
iTraxx Europe Main Series 21 Put Option, CSI	07/16/2014		0.75	149	(5)
iTraxx Europe Main Series 21 Put Option, JPM	09/17/2014		0.95	59	(5)
iTraxx Europe Main Series 21 Put Option, JPM	09/17/2014		1.10	31	(1)
				419	$(22)
Inflation Cap/Floor Options
JNL/PIMCO Real Return Fund
Cap-CPURNSA Index Option, JPM	04/22/2024		233.92	194	$(169)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts / Notional Contracts	Value
Inflation Cap/Floor Options (continued)
JNL/PIMCO Real Return Fund (continued)
Cap-CPURNSA Index Option, JPM	05/16/2024	234.78	17	$(15)
Floor - CPURNSA Index Option, BNP	03/01/2018	0.00	28	(1)
Floor - CPURNSA Index Option, CIT	09/29/2020	217.97	31	(1)
Floor - CPURNSA Index Option, DUB	01/22/2018	0.00	37	(1)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	29	(1)
Floor - CPURNSA Index Option, DUB	10/13/2020	218.01	298	(12)
			634	$(200)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CIT	03/12/2020	215.95	18	$(1)
Floor - CPURNSA Index Option, CIT	09/29/2020	217.97	64	(2)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	19	(1)
			101	$(4)
Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Call Swaption, 3-Month LIBOR versus 1.70% fixed, GSI	09/26/2014	N/A	63,030,816	$(194)
Call Swaption, 3-Month LIBOR versus 2.60% fixed, GSI	09/15/2014	N/A	64,990,000	(407)
Call Swaption, 3-Month LIBOR versus 2.60% fixed, GSI	09/15/2014	N/A	38,625,225	(242)
			166,646,041	$(843)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3-Month LIBOR versus 1.55% fixed, JPM	07/28/2014	N/A	404	$(16)
Call Swaption, 3-Month LIBOR versus 1.55% fixed, MSS	07/28/2014	N/A	505	(20)
Call Swaption, 3-Month LIBOR versus 1.56% fixed. JPM	09/02/2014	N/A	540	(55)
Call Swaption, 3-Month LIBOR versus 2.50% fixed, MSS	09/02/2014	N/A	103	(30)
Put Swaption, 3-Month LIBOR versus 1.86% fixed, JPM	09/02/2014	N/A	540	(201)
Put Swaption, 3-Month LIBOR versus 2.40% fixed, MSS	07/28/2014	N/A	626	—
Put Swaption, 3-Month LIBOR versus 3.10% fixed, MSS	09/02/2014	N/A	103	(6)
			2,821	$(328)
Options on Securities
JNL/BlackRock Global Allocation Fund
ACE Ltd. Call Option, GSI	01/16/2015	110.00	137,081	$(129)
Anadarko Petroleum Corp. Call Option, CSI	08/15/2014	100.00	31,126	(352)
Anadarko Petroleum Corp. Call Option, DUB	08/15/2014	100.00	31,230	(354)
Anadarko Petroleum Corp. Put Option, DUB	01/16/2015	97.50	82,100	(328)
Biogen Idec, Inc. Put Option	07/19/2014	280.00	47	(1)
Canadian Natural Resources, Ltd. Call Option	09/20/2014	39.00	796	(565)
Cimarex Energy Co. Call Option, CSI	09/19/2014	135.00	21,032	(264)
Cimarex Energy Co. Call Option, DUB	09/19/2014	125.00	15,615	(311)
Cimarex Energy Co. Put Option, CIT	09/19/2014	120.00	15,660	(26)
Cimarex Energy Co. Put Option, GSI	09/19/2014	120.00	15,570	(26)
Coach Inc. Put Option, BOA	02/20/2015	42.50	56,733	(542)
CONSOL Energy Inc. Put Option, GSI	01/16/2015	42.00	91,837	(202)
CONSOL Energy Inc. Put Option, UBS	10/17/2014	43.00	62,460	(97)
Diamondback Energy Inc. Call Option, CIT	01/16/2015	80.00	34,464	(503)
Diamondback Energy Inc. Call Option, DUB	09/19/2014	80.00	13,344	(151)
Diamondback Energy Inc. Call Option, DUB	09/19/2014	75.00	15,563	(237)
Diamondback Energy Inc. Call Option, GSI	09/19/2014	75.00	15,540	(236)
Diamondback Energy Inc. Put Option, CIT	01/16/2015	70.00	45,953	(126)
Dresser-Rand Group Inc. Put Option, DUB	09/19/2014	55.00	32,155	(13)
EOG Resources Inc. Put Option, GSI	10/17/2014	110.00	31,900	(126)
Gulfport Energy Corp. Put Option, DUB	01/16/2015	60.00	93,100	(493)
Hess Corp. Put Option, CIT	01/16/2015	95.00	32,800	(151)
Kodiak Oil & Gas Corp. Put Option, MSC	09/19/2014	13.00	151,724	(68)
Lululemon Athletica Inc. Call Option	12/20/2014	42.50	197	(62)
Marathon Oil Corp. Call Option, CIT	07/18/2014	32.00	15,695	(122)
Marathon Petroleum Corp. Put Option, GSI	01/16/2015	77.50	69,700	(460)
MetLife Inc. Call Option	01/17/2015	60.00	106	(17)
MetLife Inc. Call Option, GSI	01/16/2015	60.00	256,245	(410)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts / Notional Contracts	Value
Options on Securities (continued)
JNL/BlackRock Global Allocation Fund (continued)
Mylan Inc. Call Option, BOA	01/16/2015	55.00	80,750	$(258)
Mylan Inc. Call Option, DUB	01/16/2015	55.00	80,750	(258)
Mylan Inc. Put Option, BOA	01/16/2015	42.00	80,750	(90)
Mylan Inc. Put Option, DUB	01/16/2015	42.00	80,750	(90)
Nestle SA Call Option, MSC	09/19/2014	70.00	24,066	(24)
Oasis Petroleum Inc. Put Option, DUB	11/21/2014	49.00	15,950	(27)
Ocean Rig UDW Inc. Put Option, GSI	12/19/2014	17.50	79,021	(71)
Oceaneering International Inc. Put Option, CIT	10/17/2014	70.00	30,069	(36)
Oceaneering International Inc. Put Option, CSI	10/17/2014	70.00	31,080	(37)
Pfizer Inc. Call Option, CIT	01/16/2015	28.00	302,355	(266)
Phillips 66 Put Option, CIT	11/21/2014	82.50	31,396	(195)
Phillips 66 Put Option, CIT	01/16/2015	85.00	31,747	(273)
Phillips 66 Put Option, CIT	01/16/2015	85.00	15,800	(136)
Phillips 66 Put Option, DUB	11/21/2014	80.00	31,230	(159)
Phillips 66 Put Option, GSC	01/16/2015	90.00	15,739	(192)
Phillips 66 Put Option, MSC	01/16/2015	80.00	31,080	(180)
Phillips 66 Put Option, UBS	01/16/2015	85.00	15,747	(135)
Pioneer Natural Resources Put Option, CIT	09/20/2014	225.00	15,913	(169)
Prudential Financial Inc. Call Option	01/17/2015	97.50	80	(18)
Prudential Financial Inc. Call Option, CIT	01/16/2015	97.50	195,722	(431)
Rowan Cos Plc Put Option, GSI	07/18/2014	32.00	141,800	(92)
Tenet Healthcare Corp. Call Option	11/22/2014	49.00	309	(96)
Time Warner Cable Inc. Call Option	07/19/2014	150.00	42	(3)
Transocean Ltd. Put Option, GSI	01/16/2015	38.00	94,481	(128)
			2,796,400	$(9,736)
JNL/Ivy Asset Strategy Fund
Adobe Systems Inc. Call Option, CGM	07/19/2014	80.00	486	$(2)
Adobe Systems Inc. Put Option, CGM	07/19/2014	60.00	486	(1)
Apple Inc. Call Option, UBS	08/15/2014	107.14	1,512	(52)
Caterpillar Inc. Put Option, CGM	08/15/2014	90.00	774	(12)
ConocoPhillips Call Option, DUB	08/15/2014	92.50	2,731	(63)
ConocoPhillips Put Option, DUB	08/15/2014	72.50	1,821	(24)
Dow Chemical Co. Call Option, CGM	07/18/2014	55.00	1,072	(5)
Texas Instruments Inc. Put Option, DUB	07/19/2014	38.00	372	(1)
Wells Fargo & Co. Put Option, MSC	07/18/2014	49.00	1,018	(10)
			10,272	$(170)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Written Options

	Contracts/ Notional Contracts	Premiums
JNL/Alliance Bernstein Dynamic Asset Allocation Fund
Options outstanding at December 31, 2013	—	$—
Options written during the period	6	8,452
Options closed during the period	(6)	(8,452)
Options expired during the period	—	—
Options outstanding at June 30, 2014	—	$—
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2013	214,190,199	$4,483
Options written during the period	406,582,034	27,361
Options closed during the period	(440,368,597)	(14,008)
Options exercised during the period	(84,110)	(698)
Options expired during the period	(2,263,582)	(2,886)
Options outstanding at June 30, 2014	178,055,944	$14,252
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2013	9,337	$1,698
Options written during the period	49,716	8,745
Options closed during the period	(21,415)	(4,730)
Options expired during the period	(27,366)	(5,276)
Options outstanding at June 30, 2014	10,272	$437
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2013	14,186	$4,432
Options written during the period	92,629,372	1,401
Options closed during the period	(296)	(159)
Options expired during the period	(92,642,209)	(5,010)
Options outstanding at June 30, 2014	1,053	$664
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2013	8,925	$2,812
Options written during the period	2,506,560	3,289
Options closed during the period	(365)	(143)
Options expired during the period	(12,198)	(4,086)
Options outstanding at June 30, 2014	2,502,922	$1,872

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin (Payable)	Purchased Contracts	Unrealized (Depreciation)
JNL/Mellon Capital Global Alpha Fund
Euro-Bund Put Option	08/22/2014	EUR	153.00	$(15)	122	$(381)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Dow Jones-UBS Commodity Index Future	September 2014	53	$8
Euro STOXX 50 Future	September 2014	28	(15)
FTSE 100 Index Future	September 2014	3	—
Tokyo Price Index Future	September 2014	5	8
U.S. Treasury Long Bond Future	September 2014	1	1
U.S. Treasury Note Future, 10-Year	September 2014	4	1
U.S. Treasury Note Future, 5-Year	September 2014	8	1
Ultra Long Term U.S. Treasury Bond Future	September 2014	2	5
			$9
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	December 2014	170	$14
3-Month Euro Euribor Interest Rate Future	March 2015	231	28
3-Month Euro Euribor Interest Rate Future	June 2015	265	51
3-Month Euro Euribor Interest Rate Future	September 2015	347	99
3-Month Euro Euribor Interest Rate Future	December 2015	377	197
3-Month Euro Euribor Interest Rate Future	March 2016	379	286
3-Month Euro Euribor Interest Rate Future	June 2016	384	80
3-Month Euro Swiss Franc Interest Rate Future	December 2014	(114)	3
3-Month Euro Swiss Franc Interest Rate Future	March 2015	(18)	—
3-Month Sterling Interest Rate Future	December 2014	(370)	(24)
3-Month Sterling Interest Rate Future	March 2015	(358)	(10)
3-Month Sterling Interest Rate Future	June 2015	(363)	5
3-Month Sterling Interest Rate Future	September 2015	(396)	25
3-Month Sterling Interest Rate Future	December 2015	(418)	45
3-Month Sterling Interest Rate Future	March 2016	(420)	33
3-Month Sterling Interest Rate Future	June 2016	(426)	70
90-Day Eurodollar Future	December 2014	18	—
90-Day Eurodollar Future	March 2015	25	—
90-Day Eurodollar Future	June 2015	50	1
90-Day Eurodollar Future	September 2015	48	1
90-Day Eurodollar Future	December 2015	76	3
90-Day Eurodollar Future	March 2016	99	7
90-Day Eurodollar Future	June 2016	127	11
Amsterdam Exchanges Index Future	July 2014	155	(90)
ASX SPI 200 Index Future	September 2014	99	(5)
Australia Commonwealth Treasury Bond Future, 10-Year	September 2014	136	206
Australia Commonwealth Treasury Bond Future, 3-Year	September 2014	471	194
Brent Crude Oil Future	September 2014	159	(77)
CAC40 10 Euro Future	July 2014	228	(323)
Canadian Bank Acceptance Future	December 2014	(118)	(1)
Canadian Bank Acceptance Future	March 2015	(86)	(5)
Canadian Government Bond Future, 10-Year	September 2014	250	231
CBT Wheat Future	September 2014	(161)	219
Coffee ‘C’ Future	September 2014	2	(3)
Corn Future	September 2014	(450)	472
Cotton No. 2 Future	December 2014	(110)	204
Dow Jones Industrial Average E-Mini Index Future	September 2014	245	60
Euro STOXX 50 Future	September 2014	341	(179)
Euro-Bund Future	September 2014	165	438
Euro-Buxl Future	September 2014	89	334
Euro-Schatz Future	September 2014	482	18
FTSE 100 Index Future	September 2014	141	(30)
FTSE/JSE Top 40 Index Future	September 2014	196	2
FTSE/MIB Index Future	September 2014	26	(112)
Gas Oil Future	August 2014	74	(83)
German Stock Index Future	September 2014	40	(100)
Hang Seng Index Future	July 2014	4	8
IBEX 35 Index Future	July 2014	49	(43)
ICE Cocoa Future	September 2014	49	21
Japanese Government Bond Future, 10-Year	September 2014	44	182
KCBT Wheat Future	September 2014	(12)	7
KOSPI 200 Future	September 2014	19	(30)
LME Aluminum Future	September 2014	8	(2)
LME Copper Future	September 2014	(3)	(12)
LME Nickel Future	September 2014	24	(15)
LME Zinc Future	September 2014	53	101
NASDAQ 100 E-Mini Future	September 2014	247	320
Natural Gas Future	August 2014	193	(457)
NY Harbor ULSD Future	August 2014	63	(185)
NYSE Liffe Cocoa Future	September 2014	43	5
Platinum Future	October 2014	12	2
RBOB Gasoline Future	August 2014	60	(6)
Russell 2000 Mini Index Future	September 2014	72	175
S&P 500 E-Mini Index Future	September 2014	212	261
S&P MidCap 400 E-Mini Index Future	September 2014	94	262
S&P/Toronto Stock Exchange 60 Index Future	September 2014	160	252
SGX CNX Nifty Index Future	July 2014	294	20
SGX MSCI Singapore Index Future	July 2014	97	(10)
Silver Future	September 2014	19	—
Sugar #11 (World Markets) Future	October 2014	(274)	(121)
Tokyo Price Index Future	September 2014	84	174
U.K. Long Gilt Future	September 2014	20	(10)
U.S. Treasury Long Bond Future	September 2014	132	116
U.S. Treasury Note Future, 10-Year	September 2014	184	28
U.S. Treasury Note Future, 5-Year	September 2014	218	13
WTI Crude Oil Future	August 2014	39	(22)
			$3,329
JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	September 2014	4	$1
Euro STOXX 50 Future	September 2014	(928)	504
FTSE 100 Index Future	September 2014	55	—
Mini MSCI Emerging Markets Index Future	September 2014	(890)	14
Russell 2000 Mini Index Future	September 2014	(96)	(222)
S&P 500 E-Mini Index Future	September 2014	(1,555)	(1,453)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund (continued)
S&P/Toronto Stock Exchange 60 Index Future	September 2014	8	$10
Tokyo Price Index Future	September 2014	29	75
Yen Denominated Nikkei 225 Future	September 2014	19	(18)
			$(1,089)
JNL/Goldman Sachs Core Plus Bond Fund
90-Day Eurodollar Future	June 2016	(613)	$(204)
90-Day Eurodollar Future	September 2016	(300)	(173)
90-Day Eurodollar Future	December 2016	(603)	(462)
90-Day Eurodollar Future	March 2017	(408)	(167)
Euro-BTP Future	September 2014	46	89
Euro-Bund Future	September 2014	108	240
Euro-Buxl Future	September 2014	(1)	(3)
Euro-OAT Future	September 2014	(56)	(73)
Japanese Government Bond Future, 10-Year	September 2014	(5)	(21)
U.K. Long Gilt Future	September 2014	(95)	(15)
U.S. Treasury Long Bond Future	September 2014	84	63
U.S. Treasury Note Future, 10-Year	September 2014	160	137
U.S. Treasury Note Future, 2-Year	September 2014	297	(19)
U.S. Treasury Note Future, 5-Year	September 2014	(1,032)	179
Ultra Long Term U.S. Treasury Bond Future	September 2014	(12)	(7)
			$(436)
JNL/Goldman Sachs Emerging Markets Debt Fund
90-Day Eurodollar Future	September 2016	(353)	$(147)
90-Day Eurodollar Future	December 2016	(819)	(544)
90-Day Eurodollar Future	March 2017	(440)	(154)
90-Day Eurodollar Future	June 2017	(399)	(88)
U.S. Treasury Long Bond Future	September 2014	(53)	(17)
U.S. Treasury Note Future, 10-Year	September 2014	(480)	(16)
U.S. Treasury Note Future, 2-Year	September 2014	170	(30)
U.S. Treasury Note Future, 5-Year	September 2014	(692)	149
Ultra Long Term U.S. Treasury Bond Future	September 2014	(18)	(10)
			$(857)
JNL/Mellon Capital Emerging Market Index Fund
Mini MSCI Emerging Markets Index Future	September 2014	451	$(47)

JNL/Mellon Capital S&P 500 Index Fund
S&P 500 E-Mini Index Future	September 2014	831	$431

JNL/Mellon Capital S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	September 2014	339	$679

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	September 2014	209	$538

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	September 2014	43	$1
Euro STOXX 50 Future	September 2014	365	(148)
FTSE 100 Index Future	September 2014	136	3
Tokyo Price Index Future	September 2014	84	194
			$50
JNL/Mellon Capital Global Alpha Fund
Amsterdam Exchanges Index Future	July 2014	33	$(18)
ASX SPI 200 Index Future	September 2014	(1)	1
Australia Commonwealth Treasury Bond Future, 10-Year	September 2014	17	43
CAC40 10 Euro Future	July 2014	(16)	24
Canadian Government Bond Future, 10-Year	September 2014	(16)	(15)
Euro-Bund Future	September 2014	14	39
FTSE 100 Index Future	September 2014	(94)	31
FTSE/MIB Index Future	September 2014	(11)	50
German Stock Index Future	September 2014	35	(85)
Hang Seng Index Future	July 2014	27	19
IBEX 35 Index Future	July 2014	(26)	45
S&P 500 E-Mini Index Future	September 2014	(12)	(10)
S&P/Toronto Stock Exchange 60 Index Future	September 2014	3	4
SGX Japanese Government Bond Future, 10-Year	September 2014	(292)	(152)
Tokyo Price Index Future	September 2014	66	156
U.K. Long Gilt Future	September 2014	57	31
U.S. Treasury Note Future, 10-Year	September 2014	195	68
			$231
JNL/Neuberger Berman Strategic Income Fund
3-Month Euro Euribor Interest Rate Future	December 2014	21	$10
3-Month Euro-Yen Future	September 2014	63	(1)
3-Month Sterling Interest Rate Future	December 2016	162	(21)
90-Day Eurodollar Future	December 2016	70	98
Australian Dollar Future	September 2014	(25)	(17)
Euro FX Currency Future	September 2014	(112)	(210)
Euro-Buxl Future	September 2014	(69)	(289)
Mexican Peso Future	September 2014	(54)	(9)
New Zealand Dollar Future	September 2014	(76)	(184)
SGX Japanese Government Bond Future, 10-Year	September 2014	(136)	(86)
South African Rand Future	September 2014	(70)	(36)
U.S. Treasury Long Bond Future	September 2014	(25)	(48)
U.S. Treasury Note Future, 10-Year	September 2014	(475)	(118)
U.S. Treasury Note Future, 2-Year	September 2014	(155)	—
U.S. Treasury Note Future, 5-Year	September 2014	(236)	(4)
Ultra Long Term U.S. Treasury Bond Future	September 2014	(79)	(19)
			$(934)
JNL/PIMCO Real Return Fund
U.S. Treasury Note Future, 5-Year	September 2014	893	$(179)

JNL/PIMCO Total Return Bond Fund
3-Month Euro Euribor Interest Rate Future	June 2016	147	$13
3-Month Euro Euribor Interest Rate Future	September 2016	147	13
3-Month Euro Euribor Interest Rate Future	December 2016	147	14

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

June 30, 2014

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
3-Month Euro Euribor Interest Rate Future	March 2017	147	$21
90-Day Eurodollar Future	September 2015	3,908	2,145
90-Day Eurodollar Future	December 2015	10,029	987
90-Day Eurodollar Future	March 2016	4,794	369
90-Day Eurodollar Future	June 2016	785	70
90-Day Eurodollar Future	September 2016	606	584
90-Day Eurodollar Future	December 2016	104	22
90-Day Eurodollar Future	March 2017	104	26
U.S. Treasury Long Bond Future	September 2014	612	1,026
U.S. Treasury Note Future, 10-Year	September 2014	6,377	1,099
U.S. Treasury Note Future, 5-Year	September 2014	9,020	(999)
			$5,390

JNL/PPM America Floating Rate Income Fund
U.S. Treasury Long Bond Future	September 2014	(9)	$6
U.S. Treasury Note Future, 10-Year	September 2014	(107)	55
U.S. Treasury Note Future, 5-Year	September 2014	(83)	37
			$98

JNL/PPM America High Yield Bond Fund
U.S. Treasury Long Bond Future	September 2014	(34)	$24
U.S. Treasury Note Future, 10-Year	September 2014	(659)	339
U.S. Treasury Note Future, 5-Year	September 2014	(190)	84
Ultra Long Term U.S. Treasury Bond Future	September 2014	(195)	193
			$640

JNL/Scout Unconstrained Bond Fund
U.S. Treasury Long Bond Future	September 2014	(1,150)	$293
U.S. Treasury Note Future, 10-Year	September 2014	(155)	(129)
			$164

JNL/WMC Balanced Fund
U.S. Treasury Note Future, 10-Year	September 2014	370	$362
U.S. Treasury Note Future, 5-Year	September 2014	(126)	(81)
Ultra Long Term U.S. Treasury Bond Future	September 2014	80	140
			$421

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
AUD/USD	09/17/2014	JPM	AUD	42	$40	$—
CHF/USD	09/17/2014	JPM	CHF	150	169	2
EUR/USD	09/17/2014	JPM	EUR	449	614	5
EUR/USD	09/17/2014	JPM	EUR	9	12	—
GBP/USD	09/17/2014	JPM	GBP	225	385	8
JPY/USD	09/17/2014	JPM	JPY	19,268	190	1
SEK/USD	09/17/2014	JPM	SEK	448	67	—
USD/AUD	09/17/2014	JPM	AUD	(42)	(39)	(1)
USD/EUR	09/17/2014	JPM	EUR	(28)	(38)	—
					$1,400	$15
JNL/AQR Managed Futures Strategy Fund
AUD/USD	09/17/2014	RBS	AUD	57,078	$53,521	$738
AUD/USD	09/17/2014	RBS	AUD	5,422	5,084	(2)
BRL/USD	09/17/2014	RBS	BRL	18,500	8,189	211
BRL/USD	09/17/2014	RBS	BRL	1,000	443	—
CAD/USD	09/17/2014	RBS	CAD	36,670	34,299	406
CHF/USD	09/17/2014	RBS	CHF	795	897	8
CLP/USD	09/17/2014	RBS	CLP	370,000	665	(1)
CLP/USD	09/17/2014	RBS	CLP	30,000	54	—
COP/USD	09/17/2014	RBS	COP	3,400,000	1,801	31
CZK/USD	09/17/2014	RBS	CZK	8,000	400	2
EUR/USD	09/17/2014	RBS	EUR	34	47	—
EUR/USD	09/17/2014	RBS	EUR	48,820	66,869	412
GBP/USD	09/17/2014	RBS	GBP	69,803	119,385	2,290
HUF/USD	09/17/2014	RBS	HUF	1,290,001	5,686	(66)
ILS/USD	09/17/2014	RBS	ILS	35,300	10,282	88
ILS/USD	09/17/2014	RBS	ILS	4,700	1,369	—
INR/USD	09/17/2014	RBS	INR	600,000	9,786	(195)
JPY/USD	09/17/2014	RBS	JPY	7,681,292	75,867	323
KRW/USD	09/17/2014	RBS	KRW	27,199,999	26,798	254
MXN/USD	09/17/2014	RBS	MXN	65,661	5,034	(16)
MXN/USD	09/17/2014	RBS	MXN	23,339	1,790	—
MYR/USD	09/17/2014	RBS	MYR	6,200	1,921	4
MYR/USD	09/17/2014	RBS	MYR	5,300	1,641	(4)
NOK/USD	09/17/2014	RBS	NOK	110,729	17,998	(390)
NZD/USD	09/17/2014	RBS	NZD	160,336	139,351	3,814
NZD/USD	09/17/2014	RBS	NZD	13,469	11,706	(13)
PLN/USD	09/17/2014	RBS	PLN	35,492	11,629	37
PLN/USD	09/17/2014	RBS	PLN	24,208	7,933	(37)
RUB/USD	09/17/2014	RBS	RUB	157,000	4,538	119
RUB/USD	09/17/2014	RBS	RUB	83,000	2,398	(13)
SEK/USD	09/17/2014	RBS	SEK	9,953	1,489	4
SEK/USD	09/17/2014	RBS	SEK	10,808	1,616	(8)
SGD/USD	09/17/2014	RBS	SGD	23,500	18,846	84
TRY/USD	09/17/2014	RBS	TRY	3,674	1,706	(13)
TRY/USD	09/17/2014	RBS	TRY	2,226	1,034	6
TWD/USD	09/17/2014	RBS	TWD	498,000	16,695	60
USD/AUD	09/17/2014	RBS	AUD	(20,006)	(18,760)	(207)
USD/BRL	09/17/2014	RBS	BRL	(500)	(221)	(3)
USD/CAD	09/17/2014	RBS	CAD	(19,360)	(18,109)	(406)
USD/CHF	09/17/2014	RBS	CHF	(378)	(426)	(4)
USD/CHF	09/17/2014	RBS	CHF	(11)	(12)	—
USD/CLP	09/17/2014	RBS	CLP	(1,420,872)	(2,548)	7
USD/CLP	09/17/2014	RBS	CLP	(199,127)	(357)	(1)
USD/CZK	09/17/2014	RBS	CZK	(171,029)	(8,540)	(45)
USD/EUR	09/17/2014	RBS	EUR	(24,582)	(33,668)	(292)
USD/GBP	09/17/2014	RBS	GBP	(1,010)	(1,728)	(31)
USD/HKD	09/17/2014	RBS	HKD	(1,799)	(232)	—
USD/HUF	09/17/2014	RBS	HUF	(380,000)	(1,676)	5
USD/HUF	09/17/2014	RBS	HUF	(490,000)	(2,160)	(9)
USD/IDR	09/17/2014	RBS	IDR	(24,427,949)	(2,031)	7
USD/IDR	09/17/2014	RBS	IDR	(24,872,051)	(2,068)	(8)
USD/ILS	09/17/2014	RBS	ILS	(5,600)	(1,630)	(22)
USD/INR	09/17/2014	RBS	INR	(595,000)	(9,705)	52
USD/JPY	09/17/2014	RBS	JPY	(17,529,602)	(173,137)	(1,831)
USD/KRW	09/17/2014	RBS	KRW	(430,000)	(424)	(3)
USD/MXN	09/17/2014	RBS	MXN	(84,000)	(6,440)	(29)
USD/MYR	09/17/2014	RBS	MYR	(4,200)	(1,300)	(9)
USD/NOK	09/17/2014	RBS	NOK	(353,110)	(57,396)	552
USD/NOK	09/17/2014	RBS	NOK	(178,613)	(29,032)	(37)
USD/NZD	09/17/2014	RBS	NZD	(50,895)	(44,235)	(1,557)
USD/PHP	09/17/2014	RBS	PHP	(34,000)	(778)	(4)
USD/PLN	09/17/2014	RBS	PLN	(10,400)	(3,408)	(21)
USD/RUB	09/17/2014	RBS	RUB	(18,000)	(520)	(7)
USD/SEK	09/17/2014	RBS	SEK	(226,698)	(33,901)	(46)
USD/SEK	09/17/2014	RBS	SEK	(396,648)	(59,317)	138
USD/SGD	09/17/2014	RBS	SGD	(2,200)	(1,764)	(7)
USD/TRY	09/17/2014	RBS	TRY	(2,900)	(1,346)	(20)
USD/TWD	09/17/2014	RBS	TWD	(465,000)	(15,589)	(65)
USD/ZAR	09/17/2014	RBS	ZAR	(70,500)	(6,545)	(67)
ZAR/USD	09/17/2014	RBS	ZAR	32,400	3,007	19
					$132,771	$4,182
JNL/BlackRock Global Allocation Fund
CHF/USD	08/08/2014	HSB	CHF	7,210	$8,133	$112
CHF/USD	08/15/2014	HSB	CHF	7,076	7,983	94
CNY/USD	01/15/2015	DUB	CNY	16,635	2,656	(12)
CNY/USD	01/30/2015	JPM	CNY	17,462	2,787	(5)
CNY/USD	01/30/2015	DUB	CNY	27,513	4,391	(52)
EUR/USD	07/11/2014	DUB	EUR	5,602	7,671	56
EUR/USD	07/14/2014	BBH	EUR	637	872	(1)
GBP/EUR	07/17/2014	DUB	EUR	(5,824)	(7,975)	98
GBP/EUR	07/25/2014	MSC	EUR	(2,423)	(3,318)	(10)
GBP/USD	07/14/2014	BBH	GBP	3,332	5,702	110
INR/USD	07/18/2014	CSI	INR	187,409	3,103	(68)
USD/AUD	08/08/2014	MSC	AUD	(8,729)	(8,208)	(46)
USD/BRL	08/08/2014	DUB	BRL	(18,815)	(8,420)	(313)
USD/BRL	08/15/2014	DUB	BRL	(7,449)	(3,327)	(2)
USD/BRL	08/15/2014	DUB	BRL	(7,424)	(3,316)	13
USD/CNY	01/30/2015	JPM	CNY	(17,463)	(2,787)	67
USD/CNY	01/30/2015	DUB	CNY	(44,148)	(7,047)	157
USD/EUR	07/03/2014	BNP	EUR	(5,927)	(8,116)	2
USD/EUR	07/03/2014	DUB	EUR	(5,927)	(8,116)	4
USD/EUR	07/10/2014	BNP	EUR	(7,128)	(9,760)	7
USD/EUR	07/10/2014	JPM	EUR	(2,050)	(2,807)	2
USD/EUR	07/11/2014	CSI	EUR	(5,602)	(7,671)	9
USD/EUR	07/11/2014	DUB	EUR	(5,602)	(7,671)	7
USD/EUR	07/11/2014	MSC	EUR	(5,374)	(7,359)	(16)
USD/EUR	07/17/2014	DUB	EUR	(5,807)	(7,952)	3
USD/EUR	07/17/2014	CSI	EUR	(5,713)	(7,823)	(20)
USD/EUR	07/18/2014	DUB	EUR	(10,018)	(13,719)	(30)
USD/EUR	08/07/2014	MSC	EUR	(5,880)	(8,052)	(91)
USD/EUR	08/07/2014	DUB	EUR	(8,010)	(10,970)	(124)
USD/EUR	08/08/2014	JPM	EUR	(5,849)	(8,010)	(93)
USD/EUR	08/14/2014	CSI	EUR	(3,612)	(4,946)	(53)
USD/EUR	08/14/2014	DUB	EUR	(2,143)	(2,934)	(32)
USD/EUR	08/14/2014	UBS	EUR	(5,354)	(7,332)	(80)
USD/EUR	08/15/2014	CSI	EUR	(5,804)	(7,948)	(71)
USD/EUR	08/15/2014	JPM	EUR	(5,876)	(8,048)	(73)
USD/EUR	08/22/2014	MSC	EUR	(5,910)	(8,094)	(60)
USD/EUR	08/22/2014	UBS	EUR	(5,739)	(7,860)	(56)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/BlackRock Global Allocation Fund (continued)
USD/JPY	07/03/2014	BNP	JPY	(800,212)	$(7,899)	$(37)
USD/JPY	07/03/2014	UBS	JPY	(800,889)	(7,906)	(44)
USD/JPY	07/07/2014	MSC	JPY	(1,480,000)	(14,610)	(359)
USD/JPY	07/10/2014	BOA	JPY	(646,847)	(6,386)	(56)
USD/JPY	07/10/2014	GSC	JPY	(664,205)	(6,557)	(54)
USD/JPY	07/11/2014	JPM	JPY	(651,874)	(6,435)	(8)
USD/JPY	07/17/2014	CSI	JPY	(637,371)	(6,292)	(6)
USD/JPY	07/24/2014	BNP	JPY	(628,839)	(6,208)	(69)
USD/JPY	07/24/2014	CSI	JPY	(324,785)	(3,207)	(35)
USD/JPY	07/24/2014	JPM	JPY	(955,767)	(9,436)	(104)
USD/JPY	07/25/2014	MSC	JPY	(1,000,319)	(9,876)	(133)
USD/JPY	07/25/2014	BNP	JPY	(834,604)	(8,240)	(107)
USD/JPY	08/01/2014	JPM	JPY	(832,777)	(8,223)	(90)
USD/JPY	08/01/2014	CSI	JPY	(1,173,981)	(11,591)	(120)
USD/JPY	08/04/2014	HSB	JPY	(960,000)	(9,479)	(35)
USD/JPY	08/07/2014	CSI	JPY	(621,614)	(6,138)	(65)
USD/JPY	08/07/2014	HSB	JPY	(822,730)	(8,124)	(85)
USD/JPY	08/08/2014	UBS	JPY	(669,117)	(6,607)	(42)
USD/JPY	08/14/2014	HSB	JPY	(689,673)	(6,810)	(57)
USD/JPY	08/15/2014	MSC	JPY	(843,842)	(8,333)	(11)
USD/JPY	08/22/2014	JPM	JPY	(1,367,609)	(13,505)	(100)
USD/MXN	07/10/2014	BCL	MXN	(42,879)	(3,303)	(124)
USD/MXN	07/24/2014	CSI	MXN	(30,935)	(2,380)	(54)
USD/MXN	08/07/2014	DUB	MXN	(46,662)	(3,587)	(129)
USD/MXN	08/21/2014	CSI	MXN	(53,542)	(4,112)	(76)
USD/MXN	09/04/2014	UBS	MXN	(48,071)	(3,689)	(87)
USD/MXN	09/18/2014	UBS	MXN	(51,754)	(3,968)	(35)
USD/MXN	10/16/2014	CSI	MXN	(130,798)	(10,009)	(90)
USD/MXN	11/13/2014	DUB	MXN	(50,171)	(3,832)	5
USD/MXN	12/11/2014	BNP	MXN	(123,316)	(9,401)	(27)
					$(372,431)	$(2,801)
JNL/Capital Guardian Global Balanced Fund
BRL/USD	07/18/2014	JPM	BRL	340	$153	$1
EUR/ILS	07/14/2014	UBS	ILS	(1,350)	(393)	1
EUR/JPY	07/18/2014	BNY	JPY	(19,055)	(188)	1
EUR/JPY	07/29/2014	JPM	JPY	(36,000)	(355)	—
EUR/PLN	07/14/2014	BOA	PLN	(1,130)	(372)	5
EUR/PLN	07/29/2014	UBS	PLN	(910)	(299)	1
EUR/SEK	07/11/2014	JPM	SEK	(1,545)	(231)	1
EUR/SEK	07/16/2014	JPM	SEK	(1,750)	(262)	2
EUR/USD	07/11/2014	CSI	EUR	100	137	—
EUR/USD	07/14/2014	BOA	EUR	440	603	3
EUR/USD	07/16/2014	JPM	EUR	2,218	3,038	33
EUR/USD	07/29/2014	BOA	EUR	183	251	1
EUR/USD	08/04/2014	BOA	EUR	292	400	—
GBP/EUR	07/29/2014	JPM	EUR	(205)	(281)	1
GBP/SEK	07/16/2014	JPM	SEK	(1,000)	(150)	2
GBP/USD	07/15/2014	BOA	GBP	293	501	11
GBP/USD	07/16/2014	JPM	GBP	536	917	7
JPY/CAD	07/30/2014	CIT	CAD	(205)	(192)	—
JPY/EUR	07/23/2014	JPM	EUR	(140)	(192)	—
JPY/EUR	07/29/2014	CSI	EUR	(275)	(377)	—
JPY/USD	07/14/2014	JPM	JPY	19,536	193	2
JPY/USD	07/14/2014	BOA	JPY	307,201	3,033	13
JPY/USD	07/15/2014	BOA	JPY	97,233	960	10
JPY/USD	07/16/2014	JPM	JPY	286,353	2,827	17
JPY/USD	07/22/2014	CIT	JPY	57,065	563	5
JPY/USD	07/23/2014	BNY	JPY	80,262	792	5
JPY/USD	07/23/2014	JPM	JPY	38,020	375	3
JPY/USD	07/29/2014	UBS	JPY	20,328	201	1
NOK/SEK	07/16/2014	BNY	SEK	(5,175)	(774)	(18)
PLN/EUR	07/14/2014	BOA	EUR	(271)	(371)	1
USD/AUD	07/29/2014	CSI	AUD	(1,200)	(1,129)	(4)
USD/BRL	07/18/2014	JPM	BRL	(340)	(153)	(2)
USD/CAD	07/29/2014	BOA	CAD	(2,335)	(2,187)	(9)
USD/EUR	07/11/2014	CSI	EUR	(100)	(137)	(1)
USD/EUR	07/14/2014	BOA	EUR	(4)	(6)	—
USD/EUR	07/15/2014	BOA	EUR	(1,190)	(1,629)	(18)
USD/EUR	07/18/2014	BNY	EUR	(570)	(780)	(8)
USD/EUR	07/29/2014	JPM	EUR	(660)	(904)	(4)
USD/INR	07/10/2014	CCI	INR	(62,534)	(1,038)	12
USD/JPY	07/14/2014	BOA	JPY	(307,201)	(3,033)	(28)
USD/JPY	07/28/2014	BNY	JPY	(347,501)	(3,431)	(21)
USD/JPY	07/29/2014	JPM	JPY	(20,055)	(198)	(1)
USD/MXN	07/29/2014	BOA	MXN	(13,608)	(1,047)	(4)
USD/SEK	07/25/2014	BNY	SEK	(3,800)	(569)	(2)
USD/SEK	07/30/2014	JPM	SEK	(2,740)	(410)	(3)
USD/ZAR	07/21/2014	JPM	ZAR	(3,150)	(295)	(3)
					$(6,439)	$13
JNL/Franklin Templeton Global Multisector Bond Fund
CLP/USD	09/17/2014	JPM	CLP	2,796,030	$5,015	$223
CLP/USD	10/24/2014	DUB	CLP	6,542,795	11,693	(933)
CLP/USD	12/15/2014	DUB	CLP	7,506,474	13,352	(191)
CLP/USD	05/07/2015	DUB	CLP	2,285,890	4,013	88
EUR/USD	08/01/2014	DUB	EUR	109	150	2
EUR/USD	01/09/2015	DUB	EUR	109	150	1
GHS/USD	03/10/2015	BCL	GHS	420	109	(27)
HUF/EUR	09/23/2014	JPM	EUR	(2,409)	(3,300)	(81)
HUF/EUR	09/25/2014	JPM	EUR	(1,909)	(2,615)	(38)
HUF/EUR	03/19/2015	JPM	EUR	(1,394)	(1,911)	38
HUF/EUR	03/19/2015	DUB	EUR	(4,650)	(6,376)	128
HUF/EUR	03/20/2015	JPM	EUR	(4,668)	(6,399)	104
INR/USD	08/19/2014	JPM	INR	527,153	8,662	(78)
KRW/USD	05/07/2015	JPM	KRW	4,162,521	4,064	94
KRW/USD	05/08/2015	JPM	KRW	28,282,171	27,609	599
KRW/USD	06/17/2015	JPM	KRW	8,201,200	7,994	62
MXN/USD	07/10/2014	CIT	MXN	41,307	3,182	70
MXN/USD	07/15/2014	CIT	MXN	36,459	2,807	57
MXN/USD	08/19/2014	DUB	MXN	42,108	3,234	99
MXN/USD	08/25/2014	DUB	MXN	33,800	2,595	81
MXN/USD	08/29/2014	CIT	MXN	188,544	14,474	518
MXN/USD	09/10/2014	HSB	MXN	37,669	2,889	66
MXN/USD	10/14/2014	DUB	MXN	91,472	7,000	245
MXN/USD	10/21/2014	DUB	MXN	23,533	1,800	6
MXN/USD	10/22/2014	DUB	MXN	21,637	1,655	11
MXN/USD	10/23/2014	CIT	MXN	75,652	5,786	83
MXN/USD	12/05/2014	DUB	MXN	84,719	6,461	238
MXN/USD	12/16/2014	CIT	MXN	37,127	2,829	32
MXN/USD	12/18/2014	CIT	MXN	17,800	1,356	19
MXN/USD	01/12/2015	CIT	MXN	42,701	3,248	66
MXN/USD	03/13/2015	CIT	MXN	11,983	908	5
MXN/USD	03/17/2015	CIT	MXN	10,111	766	25
MXN/USD	03/24/2015	CIT	MXN	29,534	2,236	75
MXN/USD	04/16/2015	CIT	MXN	7,438	562	11
MXN/USD	05/19/2015	HSB	MXN	567,024	42,765	325
MXN/USD	06/08/2015	CIT	MXN	30,581	2,303	7
MXN/USD	06/09/2015	CIT	MXN	30,546	2,301	(3)
MXN/USD	06/12/2015	CIT	MXN	62,119	4,677	32
MXN/USD	06/15/2015	CIT	MXN	26,697	2,010	11
MXN/USD	06/22/2015	CIT	MXN	475,341	35,768	263

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
MYR/USD	07/01/2014	JPM	MYR	15,270	$4,755	$45
MYR/USD	07/01/2014	DUB	MYR	21,881	6,814	64
MYR/USD	07/02/2014	JPM	MYR	21,778	6,782	100
MYR/USD	07/03/2014	DUB	MYR	1,959	610	2
MYR/USD	07/07/2014	DUB	MYR	9,925	3,090	9
MYR/USD	08/06/2014	HSB	MYR	25,190	7,823	364
MYR/USD	08/07/2014	HSB	MYR	25,190	7,822	311
MYR/USD	10/01/2014	HSB	MYR	25,332	7,833	118
MYR/USD	10/24/2014	HSB	MYR	4,831	1,491	(1)
MYR/USD	10/27/2014	JPM	MYR	4,768	1,471	(17)
MYR/USD	01/08/2015	JPM	MYR	9,302	2,854	78
MYR/USD	01/09/2015	JPM	MYR	5,002	1,535	41
MYR/USD	01/12/2015	JPM	MYR	1,499	460	12
MYR/USD	02/23/2015	HSB	MYR	8,070	2,467	66
MYR/USD	04/01/2015	DUB	MYR	21,881	6,671	(40)
MYR/USD	04/02/2015	JPM	MYR	13,250	4,040	64
MYR/USD	04/02/2015	JPM	MYR	10,889	3,320	(22)
MYR/USD	05/06/2015	JPM	MYR	32,395	9,851	134
MYR/USD	06/22/2015	HSB	MYR	12,670	3,839	2
MYR/USD	07/01/2015	JPM	MYR	15,270	4,625	(35)
MYR/USD	07/02/2015	JPM	MYR	10,889	3,298	(27)
PHP/USD	07/01/2014	JPM	PHP	30,714	704	(5)
PHP/USD	09/25/2014	JPM	PHP	42,510	972	4
PHP/USD	09/30/2014	DUB	PHP	91,840	2,100	3
PHP/USD	12/29/2014	JPM	PHP	6,170	141	—
PHP/USD	12/29/2014	DUB	PHP	91,840	2,096	—
PHP/USD	06/25/2015	JPM	PHP	86,220	1,963	6
PHP/USD	06/26/2015	DUB	PHP	286,261	6,517	30
PHP/USD	06/29/2015	JPM	PHP	54,900	1,250	2
PHP/USD	06/30/2015	DUB	PHP	31,167	710	1
PHP/USD	07/01/2015	JPM	PHP	30,714	699	(3)
PLN/EUR	10/24/2014	DUB	EUR	(23,048)	(31,573)	362
PLN/EUR	12/15/2014	DUB	EUR	(8,754)	(11,996)	218
PLN/EUR	05/08/2015	DUB	EUR	(9,024)	(12,377)	172
PLN/EUR	06/05/2015	DUB	EUR	(4,884)	(6,699)	(2)
SEK/EUR	07/24/2014	DUB	EUR	(3,066)	(4,199)	(154)
SEK/EUR	08/08/2014	DUB	EUR	(6,458)	(8,844)	(79)
SEK/EUR	09/05/2014	DUB	EUR	(15,517)	(21,253)	(849)
SEK/EUR	09/15/2014	DUB	EUR	(21,838)	(29,912)	(336)
SGD/USD	09/15/2014	DUB	SGD	13,262	10,637	175
SGD/USD	09/24/2014	HSB	SGD	28,648	22,976	(24)
SGD/USD	12/19/2014	JPM	SGD	21,320	17,101	75
SGD/USD	03/11/2015	CIT	SGD	3,494	2,803	36
SGD/USD	05/06/2015	DUB	SGD	5,813	4,664	21
SGD/USD	05/29/2015	BCL	SGD	3,552	2,850	19
USD/EUR	07/03/2014	DUB	EUR	(1,985)	(2,718)	(125)
USD/EUR	07/15/2014	DUB	EUR	(7,090)	(9,709)	(410)
USD/EUR	07/23/2014	DUB	EUR	(96)	(131)	(5)
USD/EUR	07/25/2014	GSC	EUR	(2,562)	(3,508)	(117)
USD/EUR	07/25/2014	DUB	EUR	(2,660)	(3,644)	(124)
USD/EUR	07/31/2014	JPM	EUR	(786)	(1,076)	(31)
USD/EUR	08/01/2014	UBS	EUR	(786)	(1,076)	(30)
USD/EUR	08/01/2014	DUB	EUR	(1,588)	(2,175)	(67)
USD/EUR	08/04/2014	HSB	EUR	(786)	(1,076)	(35)
USD/EUR	08/05/2014	BCL	EUR	(393)	(538)	(17)
USD/EUR	08/11/2014	DUB	EUR	(664)	(909)	(24)
USD/EUR	08/28/2014	DUB	EUR	(201)	(275)	(9)
USD/EUR	08/29/2014	DUB	EUR	(5,780)	(7,916)	(198)
USD/EUR	09/03/2014	DUB	EUR	(12,268)	(16,803)	(556)
USD/EUR	09/24/2014	GSC	EUR	(27,572)	(37,766)	(425)
USD/EUR	09/26/2014	BCL	EUR	(6,705)	(9,184)	(141)
USD/EUR	09/26/2014	CIT	EUR	(643)	(881)	4
USD/EUR	09/29/2014	JPM	EUR	(27,742)	(38,000)	(513)
USD/EUR	09/30/2014	CIT	EUR	(8,981)	(12,302)	(163)
USD/EUR	10/15/2014	DUB	EUR	(6,400)	(8,767)	(113)
USD/EUR	10/27/2014	BCL	EUR	(14,200)	(19,453)	98
USD/EUR	10/31/2014	DUB	EUR	(3,421)	(4,687)	25
USD/EUR	11/05/2014	DUB	EUR	(1,710)	(2,343)	(35)
USD/EUR	11/10/2014	DUB	EUR	(305)	(418)	(5)
USD/EUR	11/14/2014	DUB	EUR	(800)	(1,096)	(19)
USD/EUR	11/18/2014	DUB	EUR	(4,753)	(6,512)	(107)
USD/EUR	12/15/2014	CIT	EUR	(3,384)	(4,637)	34
USD/EUR	12/17/2014	DUB	EUR	(45,855)	(62,832)	210
USD/EUR	01/09/2015	DUB	EUR	(800)	(1,096)	(2)
USD/EUR	01/16/2015	DUB	EUR	(372)	(510)	(1)
USD/EUR	02/09/2015	DUB	EUR	(1,300)	(1,782)	20
USD/EUR	02/23/2015	DUB	EUR	(9,220)	(12,639)	35
USD/EUR	02/26/2015	BCL	EUR	(14,476)	(19,845)	43
USD/EUR	02/27/2015	DUB	EUR	(65)	(90)	—
USD/EUR	03/09/2015	DUB	EUR	(888)	(1,217)	9
USD/EUR	03/09/2015	BCL	EUR	(1,819)	(2,494)	5
USD/EUR	03/10/2015	CIT	EUR	(3,541)	(4,855)	46
USD/EUR	03/16/2015	JPM	EUR	(11,173)	(15,319)	166
USD/EUR	03/17/2015	BCL	EUR	(448)	(614)	11
USD/EUR	03/17/2015	CIT	EUR	(317)	(434)	8
USD/EUR	03/23/2015	BCL	EUR	(281)	(386)	6
USD/EUR	03/31/2015	DUB	EUR	(164)	(225)	1
USD/EUR	04/02/2015	BCL	EUR	(820)	(1,124)	6
USD/EUR	04/07/2015	DUB	EUR	(522)	(716)	5
USD/EUR	04/13/2015	DUB	EUR	(818)	(1,122)	7
USD/EUR	04/16/2015	HSB	EUR	(874)	(1,199)	15
USD/EUR	04/22/2015	BCL	EUR	(807)	(1,106)	7
USD/EUR	04/22/2015	JPM	EUR	(13,734)	(18,834)	166
USD/EUR	04/22/2015	DUB	EUR	(12,922)	(17,720)	137
USD/EUR	04/30/2015	BCL	EUR	(2,434)	(3,338)	37
USD/EUR	04/30/2015	SCB	EUR	(786)	(1,078)	10
USD/EUR	05/05/2015	BCL	EUR	(393)	(539)	6
USD/EUR	05/12/2015	DUB	EUR	(35,665)	(48,915)	474
USD/EUR	05/15/2015	DUB	EUR	(9,358)	(12,835)	(11)
USD/EUR	05/21/2015	GSC	EUR	(5,730)	(7,859)	7
USD/EUR	06/05/2015	DUB	EUR	(6,342)	(8,700)	(12)
USD/EUR	06/05/2015	BCL	EUR	(1,689)	(2,317)	(17)
USD/EUR	06/08/2015	DUB	EUR	(5,087)	(6,978)	(41)
USD/EUR	06/18/2015	DUB	EUR	(4,750)	(6,516)	(59)
USD/EUR	06/22/2015	BCL	EUR	(862)	(1,183)	(10)
USD/EUR	06/23/2015	JPM	EUR	(10,970)	(15,050)	(75)
USD/GBP	03/09/2015	DUB	GBP	(1,100)	(1,877)	(32)
USD/JPY	07/24/2014	CIT	JPY	(465,783)	(4,599)	83
USD/JPY	07/24/2014	JPM	JPY	(718,000)	(7,089)	118
USD/JPY	07/25/2014	JPM	JPY	(249,900)	(2,467)	54
USD/JPY	08/13/2014	CIT	JPY	(725,210)	(7,161)	380
USD/JPY	08/29/2014	JPM	JPY	(861,218)	(8,505)	359
USD/JPY	09/18/2014	BCL	JPY	(906,703)	(8,955)	255
USD/JPY	09/25/2014	GSC	JPY	(3,676,462)	(36,314)	786
USD/JPY	09/25/2014	HSB	JPY	(3,680,691)	(36,355)	745
USD/JPY	10/17/2014	JPM	JPY	(372,560)	(3,681)	(96)
USD/JPY	10/20/2014	JPM	JPY	(703,680)	(6,952)	217
USD/JPY	10/22/2014	BCL	JPY	(312,130)	(3,084)	117
USD/JPY	11/12/2014	CIT	JPY	(1,455,357)	(14,381)	346
USD/JPY	11/13/2014	JPM	JPY	(611,520)	(6,043)	141
USD/JPY	11/14/2014	DUB	JPY	(769,159)	(7,601)	141
USD/JPY	12/22/2014	HSB	JPY	(810,570)	(8,013)	(122)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/JPY	12/22/2014	DUB	JPY	(809,330)	$(8,001)	$(110)
USD/JPY	12/26/2014	CIT	JPY	(601,130)	(5,943)	(146)
USD/JPY	12/26/2014	BCL	JPY	(385,340)	(3,809)	(93)
USD/JPY	01/08/2015	GSC	JPY	(234,818)	(2,322)	(58)
USD/JPY	01/15/2015	BCL	JPY	(869,480)	(8,597)	(213)
USD/JPY	01/15/2015	JPM	JPY	(565,220)	(5,589)	(139)
USD/JPY	01/16/2015	DUB	JPY	(410,300)	(4,057)	(88)
USD/JPY	01/20/2015	JPM	JPY	(372,560)	(3,684)	(96)
USD/JPY	02/06/2015	JPM	JPY	(926,500)	(9,163)	13
USD/JPY	02/06/2015	SCB	JPY	(926,730)	(9,166)	10
USD/JPY	02/09/2015	JPM	JPY	(928,860)	(9,187)	(11)
USD/JPY	02/09/2015	BCL	JPY	(926,850)	(9,167)	9
USD/JPY	02/12/2015	JPM	JPY	(589,145)	(5,827)	(40)
USD/JPY	02/12/2015	HSB	JPY	(589,460)	(5,830)	(47)
USD/JPY	02/13/2015	CIT	JPY	(780,830)	(7,723)	(62)
USD/JPY	02/13/2015	JPM	JPY	(391,010)	(3,868)	(40)
USD/JPY	02/17/2015	CIT	JPY	(389,960)	(3,857)	(36)
USD/JPY	02/18/2015	GSC	JPY	(391,640)	(3,874)	(16)
USD/JPY	02/18/2015	JPM	JPY	(391,200)	(3,870)	(17)
USD/JPY	02/25/2015	BCL	JPY	(195,560)	(1,935)	(25)
USD/JPY	02/26/2015	BCL	JPY	(2,019,878)	(19,982)	(231)
USD/JPY	02/27/2015	DUB	JPY	(130,803)	(1,294)	(11)
USD/JPY	03/09/2015	BCL	JPY	(474,193)	(4,692)	(54)
USD/JPY	03/19/2015	CIT	JPY	(816,260)	(8,077)	(36)
USD/JPY	03/24/2015	DUB	JPY	(405,843)	(4,016)	(42)
USD/JPY	03/25/2015	BCL	JPY	(414,600)	(4,103)	(44)
USD/JPY	04/17/2015	BCL	JPY	(455,770)	(4,511)	(26)
USD/JPY	04/21/2015	JPM	JPY	(273,840)	(2,711)	(25)
USD/JPY	04/22/2015	JPM	JPY	(327,480)	(3,242)	(29)
USD/JPY	05/11/2015	BCL	JPY	(1,983,808)	(19,641)	(75)
USD/JPY	05/12/2015	GSC	JPY	(6,664,272)	(65,983)	(392)
USD/JPY	05/18/2015	BOA	JPY	(65,995)	(653)	(3)
USD/JPY	05/19/2015	BCL	JPY	(65,975)	(653)	(3)
USD/JPY	05/19/2015	HSB	JPY	(66,028)	(654)	(4)
USD/JPY	05/19/2015	BOA	JPY	(65,796)	(651)	(1)
USD/JPY	05/19/2015	CIT	JPY	(65,897)	(652)	(2)
USD/JPY	06/03/2015	DUB	JPY	(1,693,272)	(16,769)	(80)
USD/JPY	06/04/2015	JPM	JPY	(725,016)	(7,180)	(77)
USD/JPY	06/09/2015	CIT	JPY	(379,500)	(3,759)	(43)
USD/JPY	06/09/2015	HSB	JPY	(568,300)	(5,628)	(65)
USD/JPY	06/10/2015	HSB	JPY	(646,940)	(6,407)	(69)
USD/JPY	06/10/2015	CIT	JPY	(819,710)	(8,118)	(103)
USD/JPY	06/10/2015	BCL	JPY	(607,460)	(6,016)	(67)
USD/JPY	06/11/2015	DUB	JPY	(214,200)	(2,121)	(24)
USD/JPY	06/11/2015	JPM	JPY	(599,390)	(5,937)	(69)
USD/JPY	06/17/2015	JPM	JPY	(252,800)	(2,504)	(19)
USD/JPY	06/22/2015	DUB	JPY	(810,730)	(8,031)	(69)
UYU/USD	11/20/2014	CIT	UYU	19,800	834	(10)
UYU/USD	11/25/2014	CIT	UYU	19,900	837	(10)
UYU/USD	12/01/2014	CIT	UYU	29,650	1,244	(23)
UYU/USD	03/13/2015	CIT	UYU	13,180	538	16
					$(709,542)	$1,971
JNL/Franklin Templeton Mutual Shares Fund
CHF/USD	08/12/2014	SSB	CHF	67	$76	$—
CHF/USD	08/12/2014	DUB	CHF	73	82	1
CHF/USD	08/12/2014	CSI	CHF	40	45	—
CHF/USD	08/12/2014	BOA	CHF	64	72	—
CHF/USD	08/12/2014	HSB	CHF	14	15	—
EUR/USD	07/17/2014	BOA	EUR	4,977	6,815	(46)
EUR/USD	07/17/2014	SSB	EUR	1,301	1,781	(16)
EUR/USD	07/17/2014	BCL	EUR	4,257	5,829	(36)
EUR/USD	07/17/2014	HSB	EUR	1,371	1,876	(5)
EUR/USD	07/17/2014	SSB	EUR	755	1,034	4
EUR/USD	07/17/2014	BCL	EUR	1,249	1,710	11
EUR/USD	07/17/2014	BOA	EUR	1,963	2,688	11
EUR/USD	07/17/2014	HSB	EUR	1,917	2,626	10
EUR/USD	07/17/2014	MLP	EUR	775	1,061	11
EUR/USD	07/17/2014	DUB	EUR	303	414	3
GBP/USD	08/19/2014	DUB	GBP	379	646	5
GBP/USD	08/19/2014	SSB	GBP	4,633	7,924	184
GBP/USD	08/19/2014	CSI	GBP	219	376	1
GBP/USD	08/19/2014	BCL	GBP	1,847	3,161	66
GBP/USD	08/19/2014	BOA	GBP	5,446	9,315	201
GBP/USD	08/19/2014	HSB	GBP	1,453	2,487	55
KRW/USD	08/12/2014	CSI	KRW	654,864	646	18
KRW/USD	08/12/2014	HSB	KRW	719,875	711	29
KRW/USD	08/12/2014	BOA	KRW	1,262,196	1,246	36
USD/CHF	08/12/2014	BOA	CHF	(935)	(1,053)	12
USD/CHF	08/12/2014	SSB	CHF	(799)	(900)	6
USD/CHF	08/12/2014	BOA	CHF	(112)	(126)	(1)
USD/CHF	08/12/2014	BCL	CHF	(297)	(334)	(2)
USD/CHF	08/12/2014	BCL	CHF	(379)	(426)	7
USD/CHF	08/12/2014	SSB	CHF	(255)	(287)	—
USD/CHF	08/12/2014	HSB	CHF	(156)	(176)	(1)
USD/CHF	08/12/2014	DUB	CHF	(63)	(72)	(1)
USD/CHF	08/12/2014	HSB	CHF	(162)	(183)	2
USD/EUR	07/17/2014	HSB	EUR	(700)	(958)	(6)
USD/EUR	07/17/2014	BOA	EUR	(22,875)	(31,324)	(221)
USD/EUR	07/17/2014	BCL	EUR	(66)	(90)	(1)
USD/EUR	07/17/2014	HSB	EUR	(55)	(75)	—
USD/EUR	07/17/2014	BOA	EUR	(58)	(79)	—
USD/EUR	07/17/2014	SSB	EUR	(55)	(75)	—
USD/EUR	11/17/2014	BCL	EUR	(9,830)	(13,468)	23
USD/EUR	11/17/2014	SSB	EUR	(91)	(125)	(1)
USD/EUR	11/17/2014	BCL	EUR	(843)	(1,155)	(5)
USD/EUR	11/17/2014	HSB	EUR	(4,211)	(5,770)	(27)
USD/EUR	11/17/2014	BOA	EUR	(1,437)	(1,969)	(11)
USD/EUR	11/17/2014	DUB	EUR	(377)	(516)	(2)
USD/EUR	11/17/2014	HSB	EUR	(1,197)	(1,640)	2
USD/EUR	11/17/2014	BOA	EUR	(7,646)	(10,475)	16
USD/GBP	08/19/2014	BOA	GBP	(16,506)	(28,237)	(633)
USD/GBP	08/19/2014	HSB	GBP	(23,348)	(39,943)	(875)
USD/GBP	08/19/2014	BCL	GBP	(31,007)	(53,044)	(1,190)
USD/GBP	08/19/2014	SSB	GBP	(1,678)	(2,871)	(29)
USD/GBP	08/19/2014	CSI	GBP	(83)	(142)	(4)
USD/KRW	08/12/2014	BOA	KRW	(3,627,715)	(3,581)	(183)
USD/KRW	08/12/2014	HSB	KRW	(6,611,963)	(6,523)	(347)
USD/KRW	08/12/2014	CSI	KRW	(6,551,366)	(6,464)	(363)
					$(159,445)	$(3,292)
JNL/Goldman Sachs Core Plus Bond Fund
BRL/USD	07/03/2014	RBC	BRL	1,550	$701	$16
BRL/USD	07/07/2014	UBS	BRL	1,561	705	20
BRL/USD	07/07/2014	RBC	BRL	4,666	2,109	72
BRL/USD	07/07/2014	HSB	BRL	1,577	713	29
BRL/USD	07/09/2014	MSC	BRL	6,263	2,828	94
BRL/USD	07/23/2014	MSC	BRL	1,558	700	15
BRL/USD	07/28/2014	UBS	BRL	1,550	696	—
CAD/CHF	09/17/2014	BOA	CHF	(866)	(978)	5
CAD/CHF	09/17/2014	BCL	CHF	(1,302)	(1,469)	5
CLP/USD	07/10/2014	BOA	CLP	376,166	680	(4)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
CLP/USD	07/14/2014	CSI	CLP	407,245	$735	$(2)
CNH/USD	07/11/2014	HSB	CNH	18,467	2,973	28
CNH/USD	08/11/2014	MSC	CNH	9,544	1,533	13
CNH/USD	09/05/2014	CIT	CNH	9,374	1,504	12
CNH/USD	09/05/2014	DUB	CNH	9,361	1,501	11
CNH/USD	09/17/2014	BCL	CNH	42,924	6,880	25
CNH/USD	09/17/2014	DUB	CNH	17,138	2,747	4
EUR/CHF	09/17/2014	BOA	CHF	(611)	(689)	(1)
EUR/CHF	09/17/2014	BNP	CHF	(1,228)	(1,385)	(3)
EUR/GBP	09/17/2014	SSB	GBP	(408)	(697)	(4)
EUR/GBP	09/17/2014	HSB	GBP	(404)	(691)	1
EUR/NOK	09/17/2014	HSB	NOK	(4,200)	(683)	8
EUR/NOK	09/17/2014	JPM	NOK	(8,519)	(1,385)	1
EUR/USD	09/17/2014	CIT	EUR	4,469	6,121	64
EUR/USD	09/17/2014	BNP	EUR	1,013	1,388	16
EUR/USD	09/17/2014	MSC	EUR	1,014	1,388	15
EUR/USD	09/17/2014	BCL	EUR	1,011	1,385	11
GBP/EUR	09/17/2014	BOA	EUR	(1,010)	(1,383)	1
GBP/USD	09/17/2014	CIT	GBP	1,620	2,771	50
ILS/USD	09/17/2014	BOA	ILS	4,749	1,383	14
INR/USD	07/02/2014	BOA	INR	81,019	1,347	(25)
INR/USD	07/17/2014	JPM	INR	46,372	768	(5)
INR/USD	07/17/2014	JPM	INR	36,555	605	1
INR/USD	07/21/2014	CIT	INR	41,532	687	1
INR/USD	08/01/2014	SCB	INR	41,620	687	(3)
INR/USD	08/08/2014	RBS	INR	161,602	2,662	(1)
INR/USD	09/05/2014	BOA	INR	81,019	1,326	(9)
INR/USD	09/23/2014	BCL	INR	80,175	1,306	(7)
INR/USD	09/23/2014	CIT	INR	79,957	1,302	(10)
INR/USD	09/23/2014	WBC	INR	81,205	1,322	(9)
INR/USD	09/26/2014	HSB	INR	81,180	1,321	(7)
INR/USD	09/26/2014	UBS	INR	81,419	1,325	(7)
INR/USD	09/26/2014	CIT	INR	81,325	1,323	(8)
JPY/CHF	09/17/2014	CSI	CHF	(1,365)	(1,540)	(2)
JPY/USD	09/17/2014	BOA	JPY	420,000	4,148	16
JPY/USD	09/17/2014	JPM	JPY	279,611	2,762	2
MXN/USD	08/08/2014	RBC	MXN	66,370	5,102	24
MXN/USD	09/17/2014	JPM	MXN	39,739	3,047	(1)
MXN/USD	09/17/2014	MSC	MXN	40,884	3,135	(9)
MXN/USD	09/17/2014	HSB	MXN	39,148	3,001	6
MYR/USD	07/14/2014	SCB	MYR	4,383	1,364	18
MYR/USD	08/05/2014	BCL	MYR	10,360	3,218	14
MYR/USD	08/05/2014	WBC	MYR	2,195	682	4
MYR/USD	08/06/2014	WBC	MYR	6,359	1,975	17
MYR/USD	08/18/2014	DUB	MYR	11,675	3,622	(3)
NOK/EUR	09/17/2014	JPM	EUR	(3,522)	(4,824)	(104)
NOK/EUR	09/17/2014	SSB	EUR	(1,007)	(1,379)	(48)
NZD/USD	09/17/2014	BOA	NZD	787	684	5
PLN/EUR	09/17/2014	DUB	EUR	(1,710)	(2,342)	(20)
PLN/EUR	09/17/2014	BOA	EUR	(507)	(694)	(8)
PLN/EUR	09/17/2014	BCL	EUR	(507)	(694)	(8)
PLN/EUR	09/17/2014	BNP	EUR	(551)	(755)	(2)
PLN/USD	09/17/2014	CSI	PLN	1,779	583	1
PLN/USD	09/17/2014	HSB	PLN	1,807	592	—
PLN/USD	09/17/2014	BNP	PLN	1,758	576	—
PLN/USD	09/17/2014	JPM	PLN	1,753	574	—
RUB/USD	07/09/2014	CSI	RUB	47,627	1,399	30
RUB/USD	07/09/2014	CIT	RUB	143,608	4,220	67
RUB/USD	07/21/2014	CSI	RUB	48,023	1,407	35
RUB/USD	07/21/2014	CSI	RUB	23,892	700	(4)
TRY/USD	09/17/2014	RGC	TRY	7,305	3,393	(27)
TRY/USD	09/17/2014	JPM	TRY	2,935	1,363	(7)
TRY/USD	09/17/2014	DUB	TRY	217	101	(1)
TRY/USD	09/17/2014	HSB	TRY	2,985	1,387	10
USD/AUD	09/17/2014	WBC	AUD	(5,364)	(5,030)	(47)
USD/AUD	09/17/2014	JPM	AUD	(2,357)	(2,210)	(19)
USD/AUD	09/17/2014	DUB	AUD	(2,357)	(2,210)	(19)
USD/BRL	07/07/2014	RBC	BRL	(4,602)	(2,079)	(46)
USD/BRL	07/07/2014	BNP	BRL	(1,549)	(700)	(14)
USD/BRL	07/09/2014	MSC	BRL	(3,105)	(1,402)	(25)
USD/BRL	07/09/2014	CIT	BRL	(1,543)	(697)	(11)
USD/BRL	07/09/2014	RBC	BRL	(1,528)	(690)	1
USD/BRL	07/18/2014	DUB	BRL	(5,983)	(2,695)	(47)
USD/BRL	07/18/2014	UBS	BRL	(5,692)	(2,563)	(42)
USD/BRL	07/23/2014	UBS	BRL	(1,549)	(696)	(9)
USD/BRL	07/28/2014	MSC	BRL	(1,534)	(689)	—
USD/BRL	08/04/2014	RBC	BRL	(1,532)	(686)	4
USD/CAD	09/17/2014	RBC	CAD	(2,993)	(2,800)	(64)
USD/CAD	09/17/2014	CIT	CAD	(3,014)	(2,819)	(65)
USD/CHF	09/17/2014	CSI	CHF	(1,972)	(2,225)	(32)
USD/CHF	09/17/2014	BNP	CHF	(2,206)	(2,490)	(36)
USD/CHF	09/17/2014	SSB	CHF	(2,236)	(2,524)	(34)
USD/CHF	09/17/2014	CIT	CHF	(2,240)	(2,528)	(33)
USD/CHF	09/17/2014	RGC	CHF	(2,228)	(2,514)	(35)
USD/CHF	09/17/2014	UBS	CHF	(2,231)	(2,517)	(38)
USD/EUR	07/31/2014	WBC	EUR	(6,599)	(9,037)	(80)
USD/EUR	09/17/2014	MSC	EUR	(7,044)	(9,648)	(49)
USD/EUR	09/17/2014	SSB	EUR	(1,008)	(1,381)	(6)
USD/EUR	09/17/2014	BNP	EUR	(2,017)	(2,763)	(1)
USD/GBP	07/24/2014	DUB	GBP	(1,172)	(2,005)	(45)
USD/GBP	09/17/2014	DUB	GBP	(1,618)	(2,767)	(21)
USD/GBP	09/17/2014	RBS	GBP	(1,623)	(2,776)	(26)
USD/HUF	09/17/2014	BOA	HUF	(310,759)	(1,370)	20
USD/ILS	09/17/2014	DUB	ILS	(7,970)	(2,321)	(18)
USD/ILS	09/17/2014	BOA	ILS	(4,009)	(1,168)	(10)
USD/ILS	09/17/2014	BCL	ILS	(4,941)	(1,439)	(12)
USD/ILS	09/17/2014	JPM	ILS	(3,409)	(993)	(7)
USD/ILS	09/17/2014	HSB	ILS	(3,416)	(995)	(8)
USD/JPY	09/17/2014	SSB	JPY	(501,861)	(4,957)	(42)
USD/JPY	09/17/2014	BNP	JPY	(222,417)	(2,197)	(21)
USD/JPY	09/17/2014	DUB	JPY	(226,348)	(2,236)	(16)
USD/JPY	09/17/2014	UBS	JPY	(220,078)	(2,174)	(15)
USD/MXN	08/08/2014	SSB	MXN	(144,412)	(11,101)	(105)
USD/MXN	09/17/2014	SSB	MXN	(20,842)	(1,597)	(4)
USD/MXN	09/17/2014	DUB	MXN	(8,984)	(689)	(2)
USD/MXN	09/17/2014	JPM	MXN	(9,000)	(690)	(3)
USD/MYR	07/14/2014	HSB	MYR	(4,414)	(1,373)	(1)
USD/MYR	07/30/2014	DUB	MYR	(4,445)	(1,381)	(4)
USD/MYR	08/05/2014	CIT	MYR	(6,463)	(2,007)	(17)
USD/MYR	08/18/2014	CSI	MYR	(2,213)	(686)	1
USD/NZD	09/17/2014	BNP	NZD	(1,517)	(1,318)	(38)
USD/NZD	09/17/2014	UBS	NZD	(1,517)	(1,318)	(39)
USD/NZD	09/17/2014	WBC	NZD	(2,524)	(2,194)	(3)
USD/RUB	07/09/2014	CSI	RUB	(23,712)	(697)	(11)
USD/RUB	07/09/2014	MSC	RUB	(23,705)	(697)	(11)
USD/RUB	07/09/2014	JPM	RUB	(23,413)	(688)	(1)
USD/RUB	07/09/2014	CSI	RUB	(23,267)	(684)	3
USD/RUB	07/21/2014	CSI	RUB	(47,559)	(1,393)	(20)
USD/RUB	07/21/2014	HSB	RUB	(70,466)	(2,065)	5
USD/SEK	09/17/2014	CIT	SEK	(22,192)	(3,319)	11
USD/SGD	09/17/2014	RBC	SGD	(2,072)	(1,662)	(3)
USD/SGD	09/17/2014	WBC	SGD	(2,094)	(1,679)	(5)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/SGD	09/17/2014	CIT	SGD	(2,072)	$(1,662)	$(4)
USD/SGD	09/17/2014	HSB	SGD	(2,135)	(1,712)	(5)
USD/THB	07/14/2014	DUB	THB	(23,047)	(710)	(2)
USD/THB	08/08/2014	DUB	THB	(65,879)	(2,027)	(3)
USD/TRY	09/17/2014	RGC	TRY	(5,964)	(2,771)	(30)
USD/TRY	09/17/2014	DUB	TRY	(217)	(101)	1
USD/TRY	09/17/2014	HSB	TRY	(2,942)	(1,367)	4
USD/TRY	09/17/2014	RBS	TRY	(1,490)	(692)	(2)
USD/TWD	07/17/2014	WBC	TWD	(41,014)	(1,374)	(6)
USD/TWD	07/25/2014	HSB	TWD	(44,643)	(1,496)	(12)
USD/TWD	08/01/2014	UBS	TWD	(40,776)	(1,366)	(5)
USD/TWD	08/22/2014	SCB	TWD	(40,305)	(1,351)	(7)
					$(61,989)	$(854)
JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	07/03/2014	RBC	BRL	3,609	$1,633	$38
BRL/USD	07/07/2014	CSI	BRL	3,627	1,639	47
BRL/USD	07/07/2014	RBC	BRL	10,236	4,626	157
BRL/USD	07/07/2014	HSB	BRL	3,631	1,641	66
BRL/USD	07/09/2014	MSC	BRL	14,422	6,513	217
BRL/USD	07/18/2014	CSI	BRL	12,578	5,664	133
BRL/USD	07/23/2014	MSC	BRL	3,582	1,610	35
BRL/USD	07/28/2014	UBS	BRL	3,609	1,620	1
CLP/USD	07/10/2014	BOA	CLP	872,221	1,576	(10)
CLP/USD	07/14/2014	CSI	CLP	886,481	1,601	(4)
CNH/USD	07/11/2014	HSB	CNH	42,665	6,869	64
CNH/USD	08/11/2014	MSC	CNH	22,051	3,542	30
CNH/USD	09/05/2014	DUB	CNH	21,628	3,469	26
CNH/USD	09/05/2014	CGM	CNH	21,658	3,474	28
CNH/USD	09/17/2014	BCL	CNH	100,624	16,128	58
CNH/USD	09/17/2014	DUB	CNH	40,280	6,456	9
COP/USD	07/18/2014	RBC	COP	2,462,244	1,311	43
COP/USD	07/18/2014	CSI	COP	26,392,435	14,049	385
COP/USD	07/18/2014	BOA	COP	5,005,075	2,664	4
EUR/USD	09/17/2014	CGM	EUR	2,376	3,254	33
EUR/USD	09/17/2014	BNP	EUR	1,180	1,616	19
EUR/USD	09/17/2014	MSC	EUR	1,179	1,614	18
EUR/USD	09/17/2014	BCL	EUR	1,163	1,593	12
HUF/USD	09/17/2014	HSB	HUF	1,738,805	7,665	(104)
HUF/USD	09/17/2014	DUB	HUF	1,310,629	5,777	(27)
HUF/USD	09/17/2014	BCL	HUF	214,439	945	(2)
HUF/USD	09/17/2014	BCL	HUF	428,368	1,888	8
IDR/USD	07/25/2014	DUB	IDR	10,130,309	851	(18)
IDR/USD	07/25/2014	MLP	IDR	37,536,654	3,152	12
IDR/USD	07/25/2014	DUB	IDR	6,963,306	585	4
ILS/USD	09/17/2014	BOA	ILS	10,933	3,185	32
INR/USD	07/02/2014	BOA	INR	187,431	3,116	(58)
INR/USD	07/17/2014	JPM	INR	108,089	1,790	(11)
INR/USD	07/17/2014	JPM	INR	84,971	1,407	3
INR/USD	07/21/2014	CGM	INR	96,142	1,591	3
INR/USD	08/01/2014	SCB	INR	96,297	1,589	(7)
INR/USD	08/08/2014	RBS	INR	378,846	6,240	(3)
INR/USD	09/05/2014	BOA	INR	187,431	3,067	(20)
INR/USD	09/23/2014	BCL	INR	220,292	3,587	(18)
INR/USD	09/23/2014	CGM	INR	186,872	3,043	(23)
INR/USD	09/23/2014	WBC	INR	189,789	3,091	(22)
INR/USD	09/26/2014	HSB	INR	189,729	3,087	(17)
INR/USD	09/26/2014	CSI	INR	190,287	3,096	(15)
INR/USD	09/26/2014	CGM	INR	190,069	3,093	(19)
JPY/USD	09/17/2014	BOA	JPY	325,368	3,214	13
JPY/USD	09/17/2014	JPM	JPY	161,688	1,597	1
KRW/USD	07/25/2014	HSB	KRW	789,602	780	11
KRW/USD	07/25/2014	SCB	KRW	343,723	339	6
MXN/USD	09/17/2014	SSB	MXN	30,210	2,316	5
MXN/USD	09/17/2014	MLP	MXN	17,058	1,308	8
MXN/USD	09/17/2014	BCL	MXN	3,716	285	1
MXN/USD	09/17/2014	MSC	MXN	69,847	5,355	(16)
MXN/USD	09/17/2014	HSB	MXN	134,382	10,303	22
MXN/USD	09/17/2014	DUB	MXN	36,446	2,794	18
MYR/USD	07/14/2014	SCB	MYR	11,899	3,702	49
MYR/USD	07/25/2014	MLP	MYR	60,542	18,820	325
MYR/USD	07/25/2014	HSB	MYR	30,895	9,604	129
MYR/USD	07/25/2014	WBC	MYR	33,474	10,406	208
MYR/USD	07/25/2014	BNP	MYR	30,498	9,481	198
MYR/USD	07/25/2014	JPM	MYR	18,901	5,875	136
MYR/USD	08/05/2014	WBC	MYR	5,117	1,589	10
MYR/USD	08/18/2014	DUB	MYR	2,283	708	(1)
NGN/USD	09/16/2014	BCL	NGN	4,579	28	—
NGN/USD	09/16/2014	SCB	NGN	284,396	1,716	14
PEN/USD	07/18/2014	SCB	PEN	8,029	2,864	17
PEN/USD	07/18/2014	CSI	PEN	752	268	—
PEN/USD	07/18/2014	CSI	PEN	4,203	1,499	(3)
PEN/USD	07/18/2014	DUB	PEN	1,003	358	(1)
PEN/USD	08/29/2014	RBC	PEN	3,075	1,092	(2)
PLN/EUR	09/17/2014	DUB	EUR	(15,606)	(21,374)	(279)
PLN/EUR	09/17/2014	BOA	EUR	(1,186)	(1,624)	(18)
PLN/EUR	09/17/2014	BCL	EUR	(1,181)	(1,618)	(18)
PLN/EUR	09/17/2014	BNP	EUR	(1,280)	(1,754)	(5)
PLN/USD	09/17/2014	CSI	PLN	39,873	13,065	25
PLN/USD	09/17/2014	JPM	PLN	39,284	12,872	(2)
PLN/USD	09/17/2014	BNP	PLN	39,388	12,907	4
PLN/USD	09/17/2014	HSB	PLN	40,491	13,268	(10)
RON/USD	09/17/2014	SSB	RON	3,669	1,142	11
RUB/USD	07/09/2014	CSI	RUB	110,387	3,244	71
RUB/USD	07/18/2014	CSI	RUB	92,683	2,718	188
RUB/USD	07/21/2014	CSI	RUB	111,167	3,257	81
RUB/USD	07/21/2014	CSI	RUB	333,117	9,760	(51)
THB/USD	07/14/2014	DUB	THB	23,576	726	2
THB/USD	08/08/2014	DUB	THB	248,977	7,658	17
TRY/USD	09/17/2014	MSC	TRY	12,589	5,848	(19)
TRY/USD	09/17/2014	DUB	TRY	2,801	1,302	(3)
TRY/USD	09/17/2014	MLP	TRY	6,906	3,208	20
TRY/USD	09/17/2014	HSB	TRY	9,485	4,406	24
TRY/USD	09/17/2014	JPM	TRY	6,825	3,171	(15)
TRY/USD	09/17/2014	RBS	TRY	16,891	7,845	(62)
USD/AUD	09/17/2014	JPM	AUD	(2,253)	(2,112)	(18)
USD/AUD	09/17/2014	WBC	AUD	(2,321)	(2,176)	(19)
USD/AUD	09/17/2014	DUB	AUD	(2,253)	(2,112)	(18)
USD/BRL	07/07/2014	RBC	BRL	(13,818)	(6,245)	(137)
USD/BRL	07/07/2014	BNP	BRL	(3,639)	(1,645)	(33)
USD/BRL	07/09/2014	MSC	BRL	(7,172)	(3,239)	(58)
USD/BRL	07/09/2014	CGM	BRL	(3,625)	(1,637)	(25)
USD/BRL	07/09/2014	RBC	BRL	(3,571)	(1,613)	2
USD/BRL	07/18/2014	SCB	BRL	(3,066)	(1,381)	(28)
USD/BRL	07/18/2014	CSI	BRL	(26,810)	(12,074)	(353)
USD/BRL	07/18/2014	BCL	BRL	(2,609)	(1,175)	(33)
USD/BRL	07/18/2014	MSC	BRL	(901)	(406)	(7)
USD/BRL	07/23/2014	CSI	BRL	(3,561)	(1,601)	(21)
USD/BRL	07/28/2014	MSC	BRL	(3,564)	(1,600)	1
USD/BRL	08/04/2014	RBC	BRL	(6,156)	(2,758)	14
USD/CLP	07/18/2014	RBC	CLP	(1,551,849)	(2,801)	9
USD/COP	07/18/2014	SCB	COP	(53,293,487)	(28,367)	(904)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/COP	07/18/2014	CGM	COP	(2,092,011)	$(1,114)	$(40)
USD/COP	07/18/2014	CSI	COP	(6,115,274)	(3,255)	(120)
USD/EUR	07/31/2014	WBC	EUR	(913)	(1,251)	(11)
USD/EUR	09/17/2014	MSC	EUR	(10,630)	(14,560)	(74)
USD/EUR	09/17/2014	CSI	EUR	(15,074)	(20,647)	(226)
USD/EUR	09/17/2014	SSB	EUR	(1,160)	(1,588)	(7)
USD/EUR	09/17/2014	BNP	EUR	(2,337)	(3,201)	(1)
USD/HUF	09/17/2014	BCL	HUF	(217,424)	(959)	—
USD/IDR	07/25/2014	BCL	IDR	(67,329,603)	(5,655)	202
USD/IDR	07/25/2014	MLP	IDR	(16,852,580)	(1,415)	43
USD/IDR	07/25/2014	DUB	IDR	(13,806,000)	(1,159)	11
USD/IDR	07/25/2014	DUB	IDR	(9,524,080)	(800)	(1)
USD/ILS	09/17/2014	DUB	ILS	(18,351)	(5,345)	(42)
USD/ILS	09/17/2014	BOA	ILS	(9,229)	(2,689)	(22)
USD/ILS	09/17/2014	JPM	ILS	(7,850)	(2,287)	(16)
USD/ILS	09/17/2014	HSB	ILS	(7,865)	(2,291)	(19)
USD/ILS	09/17/2014	BCL	ILS	(11,377)	(3,314)	(28)
USD/JPY	09/17/2014	SSB	JPY	(443,053)	(4,376)	(40)
USD/JPY	09/17/2014	DUB	JPY	(120,831)	(1,193)	(9)
USD/JPY	09/17/2014	BNP	JPY	(118,733)	(1,173)	(11)
USD/JPY	09/17/2014	CSI	JPY	(117,484)	(1,160)	(8)
USD/KRW	07/25/2014	BOA	KRW	(603,843)	(596)	(19)
USD/MXN	08/08/2014	SSB	MXN	(17,077)	(1,313)	(12)
USD/MXN	09/17/2014	SSB	MXN	(48,504)	(3,719)	(11)
USD/MXN	09/17/2014	DUB	MXN	(38,218)	(2,930)	(9)
USD/MXN	09/17/2014	JPM	MXN	(20,699)	(1,587)	(7)
USD/MYR	07/14/2014	HSB	MYR	(8,605)	(2,677)	(2)
USD/MYR	07/18/2014	BOA	MYR	(36,062)	(11,216)	(250)
USD/MYR	07/25/2014	JPM	MYR	(10,222)	(3,178)	(7)
USD/MYR	07/30/2014	BCL	MYR	(10,334)	(3,211)	(10)
USD/MYR	08/05/2014	DUB	MYR	(24,810)	(7,705)	(44)
USD/MYR	08/05/2014	CGM	MYR	(14,887)	(4,624)	(40)
USD/MYR	08/06/2014	RBS	MYR	(25,295)	(7,856)	(76)
USD/MYR	08/18/2014	CSI	MYR	(5,089)	(1,579)	1
USD/PLN	09/17/2014	BNP	PLN	(5,279)	(1,730)	(10)
USD/PLN	09/17/2014	DUB	PLN	(5,272)	(1,727)	(13)
USD/PLN	09/17/2014	MLP	PLN	(14,814)	(4,854)	(39)
USD/RUB	07/09/2014	CSI	RUB	(53,986)	(1,586)	8
USD/RUB	07/09/2014	CSI	RUB	(55,719)	(1,637)	(25)
USD/RUB	07/09/2014	MSC	RUB	(55,703)	(1,637)	(25)
USD/RUB	07/09/2014	DUB	RUB	(226,645)	(6,660)	(109)
USD/RUB	07/09/2014	JPM	RUB	(54,324)	(1,596)	(2)
USD/RUB	07/18/2014	DUB	RUB	(26,037)	(763)	(34)
USD/RUB	07/21/2014	HSB	RUB	(186,007)	(5,450)	13
USD/RUB	07/21/2014	MSC	RUB	(120,302)	(3,525)	(7)
USD/RUB	07/21/2014	CSI	RUB	(109,909)	(3,221)	(47)
USD/SGD	09/17/2014	RBC	SGD	(4,941)	(3,962)	(7)
USD/SGD	09/17/2014	WBC	SGD	(4,992)	(4,004)	(12)
USD/SGD	09/17/2014	HSB	SGD	(5,090)	(4,082)	(13)
USD/SGD	09/17/2014	CGM	SGD	(4,940)	(3,962)	(10)
USD/THB	07/14/2014	DUB	THB	(45,024)	(1,386)	(3)
USD/THB	08/08/2014	DUB	THB	(83,922)	(2,581)	(14)
USD/THB	09/08/2014	DUB	THB	(307,971)	(9,459)	(126)
USD/TRY	09/17/2014	RBS	TRY	(17,249)	(8,013)	(73)
USD/TRY	09/17/2014	RBS	TRY	(23,186)	(10,770)	19
USD/TRY	09/17/2014	DUB	TRY	(3,708)	(1,722)	(10)
USD/TRY	09/17/2014	JPM	TRY	(4,372)	(2,031)	4
USD/TRY	09/17/2014	DUB	TRY	(2,371)	(1,102)	16
USD/TRY	09/17/2014	MSC	TRY	(3,626)	(1,684)	23
USD/TRY	09/17/2014	HSB	TRY	(6,855)	(3,184)	10
USD/TWD	07/17/2014	WBC	TWD	(95,911)	(3,213)	(15)
USD/TWD	07/25/2014	HSB	TWD	(119,501)	(4,003)	(33)
USD/TWD	08/01/2014	CSI	TWD	(63,891)	(2,141)	(8)
USD/TWD	08/22/2014	SCB	TWD	(107,580)	(3,605)	(20)
USD/ZAR	09/17/2014	DUB	ZAR	(21,627)	(2,007)	(18)
USD/ZAR	09/17/2014	BCL	ZAR	(40,049)	(3,717)	(20)
USD/ZAR	09/17/2014	JPM	ZAR	(11,858)	(1,101)	(16)
USD/ZAR	09/17/2014	DUB	ZAR	(26,491)	(2,459)	3
USD/ZAR	09/17/2014	MLP	ZAR	(6,842)	(635)	(2)
ZAR/USD	09/17/2014	JPM	ZAR	302,866	28,109	364
ZAR/USD	09/17/2014	BCL	ZAR	22,660	2,103	17
					$42,773	$(551)
JNL/Invesco Mid Cap Value Fund
USD/GBP	07/25/2014	BNY	GBP	(1,503)	$(2,573)	$(20)
USD/GBP	07/25/2014	SSB	GBP	(1,523)	(2,605)	(21)
					$(5,178)	$(41)
JNL/Ivy Asset Strategy Fund
USD/JPY	07/29/2014	MSC	JPY	(2,476,015)	$(24,447)	$(99)
USD/JPY	07/29/2014	GSC	JPY	(2,476,291)	(24,449)	(96)
USD/JPY	07/29/2014	DUB	JPY	(6,567,139)	(64,840)	(279)
USD/JPY	07/29/2014	CIT	JPY	(3,692,683)	(36,459)	(161)
					$(150,195)	$(635)
JNL/JPMorgan International Value Fund
AUD/USD	08/26/2014	HSB	AUD	45,040	$42,298	$869
CHF/GBP	08/26/2014	SSB	GBP	(4,496)	(7,691)	(78)
CHF/USD	08/26/2014	DUB	CHF	2,820	3,182	22
CHF/USD	08/26/2014	HSB	CHF	4,213	4,753	48
EUR/GBP	08/26/2014	CSI	GBP	(3,452)	(5,905)	(79)
EUR/USD	08/26/2014	DUB	EUR	3,346	4,582	—
EUR/USD	08/26/2014	DUB	EUR	7,486	10,252	82
EUR/USD	08/26/2014	MSC	EUR	1,621	2,220	24
EUR/USD	08/26/2014	GSC	EUR	1,639	2,245	12
GBP/USD	08/26/2014	BCL	GBP	2,472	4,229	55
GBP/USD	08/26/2014	GSC	GBP	2,574	4,403	63
GBP/USD	08/26/2014	DUB	GBP	9,894	16,926	225
GBP/USD	08/26/2014	WBC	GBP	1,129	1,931	39
GBP/USD	08/26/2014	HSB	GBP	915	1,566	15
HKD/USD	08/26/2014	DUB	HKD	33,961	4,380	(1)
JPY/USD	08/26/2014	UBS	JPY	419,920	4,147	23
JPY/USD	08/26/2014	GSC	JPY	188,234	1,859	11
SEK/USD	08/26/2014	SSB	SEK	46,176	6,907	(109)
SGD/EUR	08/26/2014	WBC	EUR	(1,297)	(1,777)	8
SGD/USD	08/26/2014	DUB	SGD	11,433	9,169	34
USD/CAD	08/26/2014	HSB	CAD	(1,779)	(1,665)	(37)
USD/CAD	08/26/2014	DUB	CAD	(1,553)	(1,453)	(32)
USD/CHF	08/26/2014	CSI	CHF	(1,397)	(1,577)	(13)
USD/CHF	08/26/2014	BCL	CHF	(6,294)	(7,101)	(45)
USD/CHF	08/26/2014	SSB	CHF	(1,518)	(1,712)	(11)
USD/CHF	08/26/2014	HSB	CHF	(1,298)	(1,465)	(17)
USD/CHF	08/26/2014	DUB	CHF	(3,491)	(3,938)	(20)
USD/EUR	08/26/2014	SSB	EUR	(2,507)	(3,433)	(11)
USD/EUR	08/26/2014	TDS	EUR	(28,554)	(39,107)	(35)
USD/EUR	08/26/2014	HSB	EUR	(2,717)	(3,722)	(21)
USD/EUR	08/26/2014	CSI	EUR	(2,081)	(2,850)	(8)
USD/GBP	08/26/2014	BCL	GBP	(2,057)	(3,519)	(51)
USD/GBP	08/26/2014	DUB	GBP	(1,022)	(1,749)	(13)
USD/GBP	08/26/2014	SSB	GBP	(1,825)	(3,122)	(16)
USD/GBP	08/26/2014	WBC	GBP	(858)	(1,467)	(5)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/JPMorgan International Value Fund (continued)
USD/JPY	08/26/2014	SSB	JPY	(1,911,645)	$(18,878)	$(70)
USD/JPY	08/26/2014	CSI	JPY	(216,282)	(2,136)	(4)
USD/JPY	08/26/2014	DUB	JPY	(222,297)	(2,195)	(8)
USD/JPY	08/26/2014	BCL	JPY	(720,393)	(7,114)	(40)
USD/JPY	08/26/2014	GSC	JPY	(425,006)	(4,197)	(30)
USD/JPY	08/26/2014	HSB	JPY	(194,272)	(1,919)	(10)
USD/NOK	08/26/2014	BCL	NOK	(9,418)	(1,532)	30
USD/NOK	08/26/2014	GSC	NOK	(27,930)	(4,544)	5
					$(10,719)	$801
JNL/Mellon Capital International Index Fund
AUD/USD	09/17/2014	BNP	AUD	1,465	$1,374	$10
AUD/USD	09/17/2014	BOA	AUD	977	916	7
AUD/USD	09/17/2014	BCL	AUD	841	788	3
AUD/USD	09/17/2014	RBC	AUD	405	380	2
AUD/USD	09/17/2014	RBC	AUD	135	126	—
AUD/USD	09/17/2014	CCI	AUD	269	253	1
EUR/USD	09/17/2014	BCL	EUR	6,469	8,861	92
EUR/USD	09/17/2014	GSC	EUR	1,186	1,624	16
EUR/USD	09/17/2014	BOA	EUR	359	491	5
EUR/USD	09/17/2014	RBC	EUR	423	580	4
EUR/USD	09/17/2014	CCI	EUR	624	854	4
GBP/USD	09/17/2014	UBS	GBP	4,387	7,503	156
GBP/USD	09/17/2014	BCL	GBP	1,568	2,680	30
GBP/USD	09/17/2014	CCI	GBP	473	808	5
GBP/USD	09/17/2014	BOA	GBP	200	343	2
GBP/USD	09/17/2014	RBC	GBP	470	804	3
JPY/USD	09/17/2014	BCL	JPY	774,237	7,647	63
JPY/USD	09/17/2014	RBC	JPY	61,750	610	5
JPY/USD	09/17/2014	CCI	JPY	63,455	626	4
					$37,268	$412
JNL/Mellon Capital Global Alpha Fund
AUD/USD	09/17/2014	CCI	AUD	740	$694	$4
AUD/USD	09/17/2014	HSB	AUD	995	934	4
AUD/USD	09/17/2014	GSC	AUD	3,149	2,952	16
AUD/USD	09/17/2014	RBS	AUD	171	161	1
AUD/USD	09/17/2014	UBS	AUD	439	411	2
AUD/USD	09/17/2014	BCL	AUD	396	371	2
AUD/USD	09/17/2014	DUB	AUD	321	301	2
AUD/USD	09/17/2014	BOA	AUD	856	803	4
AUD/USD	09/17/2014	RBC	AUD	477	448	2
CAD/USD	09/17/2014	BNP	CAD	227	213	1
CAD/USD	09/17/2014	BOA	CAD	3,850	3,602	56
CAD/USD	09/17/2014	RBC	CAD	5,214	4,877	98
CAD/USD	09/17/2014	DUB	CAD	341	319	1
CAD/USD	09/17/2014	BCL	CAD	829	775	2
CAD/USD	09/17/2014	CCI	CAD	2,511	2,349	47
CAD/USD	09/17/2014	DUB	CAD	204	191	—
CAD/USD	09/17/2014	GSC	CAD	204	191	—
CAD/USD	09/17/2014	HSB	CAD	2,733	2,555	52
EUR/USD	09/17/2014	CCI	EUR	596	815	7
EUR/USD	09/17/2014	BCL	EUR	86	117	1
EUR/USD	09/17/2014	HSB	EUR	432	593	5
EUR/USD	09/17/2014	GSC	EUR	745	1,019	6
EUR/USD	09/17/2014	BOA	EUR	344	472	4
EUR/USD	09/17/2014	UBS	EUR	294	402	3
EUR/USD	09/17/2014	RBC	EUR	327	448	3
EUR/USD	09/17/2014	DUB	EUR	208	285	2
GBP/USD	09/17/2014	BCL	GBP	3,693	6,316	123
GBP/USD	09/17/2014	RBS	GBP	5,846	9,998	207
GBP/USD	09/17/2014	DUB	GBP	2,017	3,450	73
GBP/USD	09/17/2014	UBS	GBP	2,983	5,101	107
JPY/USD	09/17/2014	UBS	JPY	24,013	237	2
JPY/USD	09/17/2014	BCL	JPY	45,985	455	2
JPY/USD	09/17/2014	HSB	JPY	20,010	198	1
JPY/USD	09/17/2014	GSC	JPY	37,327	369	1
JPY/USD	09/17/2014	RBS	JPY	16,008	158	1
JPY/USD	09/17/2014	BOA	JPY	106,631	1,053	3
JPY/USD	09/17/2014	CCI	JPY	27,321	270	1
JPY/USD	09/17/2014	RBC	JPY	48,639	480	1
JPY/USD	09/17/2014	DUB	JPY	47,332	467	2
NOK/USD	09/17/2014	UBS	NOK	1,204	196	(4)
NOK/USD	09/17/2014	RBS	NOK	803	130	(3)
NOK/USD	09/17/2014	CCI	NOK	8,026	1,305	(27)
NOK/USD	09/17/2014	HSB	NOK	5,840	949	(1)
NZD/USD	09/17/2014	RBC	NZD	254	220	2
NZD/USD	09/17/2014	BOA	NZD	282	245	2
NZD/USD	09/17/2014	GSC	NZD	141	122	1
NZD/USD	09/17/2014	CCI	NZD	169	147	2
NZD/USD	09/17/2014	HSB	NZD	282	245	2
NZD/USD	09/17/2014	BCL	NZD	141	122	—
NZD/USD	09/17/2014	UBS	NZD	141	122	1
SEK/USD	09/17/2014	RBC	SEK	13,227	1,978	1
SEK/USD	09/17/2014	BOA	SEK	7,124	1,065	3
SEK/USD	09/17/2014	UBS	SEK	6,576	983	2
SEK/USD	09/17/2014	HSB	SEK	4,567	683	2
USD/AUD	09/17/2014	CCI	AUD	(4,715)	(4,422)	(44)
USD/AUD	09/17/2014	HSB	AUD	(3,762)	(3,527)	(26)
USD/AUD	09/17/2014	BNP	AUD	(2,231)	(2,093)	(14)
USD/AUD	09/17/2014	BOA	AUD	(1,875)	(1,759)	(10)
USD/AUD	09/17/2014	UBS	AUD	(75)	(71)	—
USD/AUD	09/17/2014	GSC	AUD	(239)	(224)	(1)
USD/AUD	09/17/2014	DUB	AUD	(284)	(267)	(1)
USD/AUD	09/17/2014	RBC	AUD	(202)	(190)	—
USD/AUD	09/17/2014	BCL	AUD	(320)	(300)	(1)
USD/CAD	09/17/2014	RBC	CAD	(691)	(647)	(10)
USD/CAD	09/17/2014	CCI	CAD	(481)	(448)	(8)
USD/CAD	09/17/2014	RBS	CAD	(169)	(158)	(3)
USD/CAD	09/17/2014	GSC	CAD	(1,420)	(1,328)	(17)
USD/CAD	09/17/2014	DUB	CAD	(427)	(399)	(6)
USD/CAD	09/17/2014	BCL	CAD	(463)	(433)	(8)
USD/CAD	09/17/2014	BOA	CAD	(1,080)	(1,010)	(18)
USD/CAD	09/17/2014	UBS	CAD	(615)	(574)	(9)
USD/CAD	09/17/2014	HSB	CAD	(804)	(753)	(13)
USD/CHF	09/17/2014	RBS	CHF	(1,300)	(1,467)	(20)
USD/CHF	09/17/2014	BNP	CHF	(6,825)	(7,701)	(111)
USD/CHF	09/17/2014	BCL	CHF	(246)	(277)	(2)
USD/CHF	09/17/2014	DUB	CHF	(164)	(185)	(1)
USD/CHF	09/17/2014	BOA	CHF	(573)	(647)	(3)
USD/CHF	09/17/2014	RBC	CHF	(328)	(370)	(2)
USD/CHF	09/17/2014	CCI	CHF	(164)	(185)	(1)
USD/CHF	09/17/2014	GSC	CHF	(164)	(185)	(1)
USD/EUR	09/17/2014	CCI	EUR	(5,075)	(6,951)	(56)
USD/EUR	09/17/2014	DUB	EUR	(2,455)	(3,363)	(35)
USD/EUR	09/17/2014	BOA	EUR	(2,359)	(3,231)	(33)
USD/EUR	09/17/2014	BCL	EUR	(3,517)	(4,816)	(53)
USD/EUR	09/17/2014	HSB	EUR	(674)	(923)	(11)
USD/EUR	09/17/2014	GSC	EUR	(1,776)	(2,432)	(17)
USD/EUR	09/17/2014	RBC	EUR	(261)	(358)	(2)
USD/GBP	09/17/2014	GSC	GBP	(773)	(1,322)	(11)
USD/JPY	09/17/2014	DUB	JPY	(11,462)	(113)	(1)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Global Alpha Fund (continued)
USD/JPY	09/17/2014	HSB	JPY	(112,339)	$(1,110)	$(9)
USD/JPY	09/17/2014	GSC	JPY	(200,301)	(1,978)	(16)
USD/JPY	09/17/2014	BOA	JPY	(45,733)	(451)	(3)
USD/JPY	09/17/2014	BCL	JPY	(56,007)	(553)	(4)
USD/JPY	09/17/2014	CCI	JPY	(208,449)	(2,059)	(16)
USD/JPY	09/17/2014	RBC	JPY	(32,639)	(322)	(2)
USD/JPY	09/17/2014	UBS	JPY	(18,133)	(179)	(1)
USD/NOK	09/17/2014	UBS	NOK	(3,661)	(595)	15
USD/NOK	09/17/2014	BCL	NOK	(8,956)	(1,456)	40
USD/NOK	09/17/2014	HSB	NOK	(4,410)	(717)	19
USD/NZD	09/17/2014	UBS	NZD	(2,465)	(2,142)	(58)
USD/NZD	09/17/2014	GSC	NZD	(2,743)	(2,384)	(62)
USD/NZD	09/17/2014	HSB	NZD	(107)	(93)	—
USD/NZD	09/17/2014	CCI	NZD	(85)	(74)	(1)
USD/NZD	09/17/2014	RBC	NZD	(107)	(93)	—
USD/NZD	09/17/2014	DUB	NZD	(128)	(111)	(1)
USD/NZD	09/17/2014	BOA	NZD	(107)	(93)	—
USD/NZD	09/17/2014	HSB	NZD	(40)	(35)	—
USD/NZD	09/17/2014	BOA	NZD	(239)	(208)	—
USD/NZD	09/17/2014	RBC	NZD	(80)	(69)	—
USD/NZD	09/17/2014	BCL	NZD	(183)	(159)	—
USD/NZD	09/17/2014	CCI	NZD	(56)	(48)	—
USD/NZD	09/17/2014	BNP	NZD	(80)	(69)	—
USD/NZD	09/17/2014	DUB	NZD	(120)	(104)	—
USD/SEK	09/17/2014	UBS	SEK	(1,184)	(177)	(1)
USD/SEK	09/17/2014	CCI	SEK	(7,890)	(1,180)	(5)
USD/SEK	09/17/2014	RBS	SEK	(789)	(118)	—
USD/SEK	09/17/2014	HSB	SEK	(7,216)	(1,079)	(7)
					$(7,423)	$171
JNL/PIMCO Real Return Fund
AUD/USD	07/02/2014	DUB	AUD	1,250	$1,179	$22
BRL/USD	07/02/2014	UBS	BRL	58,327	26,399	489
BRL/USD	08/04/2014	JPM	BRL	58,327	26,131	311
EUR/USD	07/02/2014	DUB	EUR	4,292	5,877	25
EUR/USD	07/02/2014	BCL	EUR	14,739	20,182	75
EUR/USD	07/02/2014	BNP	EUR	3,860	5,285	53
EUR/USD	07/02/2014	JPM	EUR	1,565	2,143	14
INR/USD	07/23/2014	JPM	INR	337,673	5,584	76
INR/USD	07/23/2014	DUB	INR	297,563	4,921	66
INR/USD	07/23/2014	UBS	INR	306,221	5,064	71
INR/USD	07/23/2014	CSI	INR	48,965	810	9
INR/USD	07/23/2014	JPM	INR	352,391	5,827	(98)
INR/USD	07/23/2014	DUB	INR	159,573	2,639	(19)
MXN/USD	07/23/2014	CIT	MXN	22,721	1,749	5
MXN/USD	07/23/2014	BCL	MXN	94,890	7,302	28
PLN/EUR	07/30/2014	BNP	EUR	(2,753)	(3,770)	57
USD/AUD	07/02/2014	BNP	AUD	(28,980)	(27,327)	(570)
USD/AUD	08/05/2014	DUB	AUD	(27,730)	(26,078)	14
USD/BRL	07/02/2014	JPM	BRL	(58,327)	(26,399)	(342)
USD/EUR	07/02/2014	BNP	EUR	(224,280)	(307,107)	(1,200)
USD/EUR	07/02/2014	CSI	EUR	(14,149)	(19,374)	(227)
USD/EUR	08/05/2014	DUB	EUR	(213,973)	(293,034)	(2,188)
USD/EUR	08/05/2014	BCL	EUR	(15,416)	(21,112)	(117)
USD/GBP	09/11/2014	BCL	GBP	(1,600)	(2,737)	(51)
USD/JPY	07/02/2014	JPM	JPY	(1,943,655)	(19,186)	(103)
USD/JPY	07/02/2014	BOA	JPY	(2,205,400)	(21,770)	(55)
USD/JPY	07/02/2014	CIT	JPY	(160,200)	(1,581)	(20)
USD/JPY	08/04/2014	CIT	JPY	(7,310,000)	(72,178)	(581)
USD/JPY	08/05/2014	JPM	JPY	(4,309,255)	(42,549)	(108)
USD/MXN	07/23/2014	BNP	MXN	(301,520)	(23,204)	(358)
SD/MXN	09/23/2014	JPM	MXN	(118,534)	(9,084)	35
USD/NZD	07/02/2014	BCL	NZD	(7,028)	(6,153)	(161)
USD/NZD	07/02/2014	BOA	NZD	(1,675)	(1,467)	(10)
USD/NZD	08/05/2014	BOA	NZD	(8,703)	(7,594)	(42)
					$(810,612)	$(4,900)
JNL/PIMCO Total Return Bond Fund
BRL/USD	07/02/2014	BOA	BRL	1,798	$814	$14
BRL/USD	07/02/2014	BNP	BRL	3,595	1,627	27
BRL/USD	07/02/2014	UBS	BRL	1,865	844	14
BRL/USD	07/02/2014	JPM	BRL	6,523	2,952	38
BRL/USD	08/04/2014	UBS	BRL	7,258	3,251	41
CAD/USD	09/18/2014	JPM	CAD	2,552	2,387	4
EUR/USD	07/02/2014	BCL	EUR	35,489	48,595	508
EUR/USD	07/02/2014	CIT	EUR	8,240	11,283	120
EUR/USD	07/02/2014	CSI	EUR	15,051	20,609	221
EUR/USD	07/02/2014	DUB	EUR	15,830	21,676	210
EUR/USD	07/02/2014	BOA	EUR	37,714	51,642	444
EUR/USD	08/05/2014	JPM	EUR	10,052	13,766	99
MXN/USD	07/23/2014	BNP	MXN	243,525	18,741	289
MXN/USD	09/23/2014	JPM	MXN	164,641	12,618	(49)
MXN/USD	10/22/2014	BNP	MXN	104,484	7,992	49
USD/BRL	07/02/2014	UBS	BRL	(13,781)	(6,237)	(100)
USD/BRL	08/04/2014	JPM	BRL	(6,523)	(2,922)	(35)
USD/CAD	09/18/2014	CIT	CAD	(30,541)	(28,566)	(515)
USD/EUR	07/01/2014	BNP	EUR	(100)	(137)	(10)
USD/EUR	07/02/2014	UBS	EUR	(94,514)	(129,418)	87
USD/EUR	07/02/2014	BCL	EUR	(23,708)	(32,463)	(186)
USD/EUR	07/02/2014	BNP	EUR	(303,368)	(415,402)	(1,660)
USD/EUR	07/02/2014	DUB	EUR	(23,520)	(32,206)	(181)
USD/EUR	07/02/2014	CIT	EUR	(3,402)	(4,658)	(26)
USD/EUR	07/02/2014	CSI	EUR	(3,031)	(4,150)	(48)
USD/EUR	08/01/2014	BNP	EUR	(200)	(274)	(21)
USD/EUR	08/05/2014	CSI	EUR	(328,095)	(449,323)	(1,709)
USD/EUR	06/15/2015	BNP	EUR	(8,240)	(11,304)	(129)
USD/EUR	06/15/2015	CSI	EUR	(15,051)	(20,647)	(218)
USD/EUR	06/15/2015	BCL	EUR	(10,450)	(14,336)	(138)
USD/EUR	06/15/2015	BOA	EUR	(18,329)	(25,144)	(223)
USD/EUR	06/13/2016	BOA	EUR	(44,424)	(61,382)	(626)
USD/EUR	06/13/2016	DUB	EUR	(15,830)	(21,873)	(199)
USD/EUR	06/27/2016	BCL	EUR	(11,124)	(15,378)	(82)
USD/EUR	06/27/2016	BOA	EUR	(10,052)	(13,896)	(56)
USD/GBP	09/11/2014	BCL	GBP	(23,403)	(40,029)	(746)
USD/JPY	07/02/2014	JPM	JPY	(7,516,300)	(74,195)	(397)
USD/JPY	07/02/2014	BCL	JPY	(272,500)	(2,690)	(18)
USD/JPY	08/05/2014	JPM	JPY	(7,788,800)	(76,906)	(196)
					$(1,264,739)	$(5,403)
JNL/T.Rowe Price Short-Term Bond Fund
USD/MXN	08/18/2014	RBS	MXN	(116,135)	$(8,921)	$(35)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Franklin Templeton Global Multisector Bond Fund
JPM	3-Month LIBOR	Receiving	3.02%	08/22/2023	67,670		$—	$(3,634)
JPM	3-Month LIBOR	Receiving	3.85%	08/22/2043	38,670		—	(4,692)
							$—	$(8,326)
JNL/Goldman Sachs Core Plus Bond Fund
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	70	$(2)	$2
DUB	Brazil Interbank Deposit Rate	Paying	12.65%	01/02/2017	BRL	8,480	—	99
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	08/08/2023	KRW	5,431,490	—	(213)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	610,090	—	(25)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	1,925,780	—	(77)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/07/2024	KRW	336,440	—	(14)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.48%	01/10/2024	KRW	287,360	—	(12)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/08/2024	KRW	268,260	—	(11)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.42%	08/13/2023	KRW	1,600,360	—	(58)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.56%	08/19/2023	KRW	768,920	—	(37)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	919,120	—	(37)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/06/2024	KRW	537,800	—	(23)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	596,300	—	(25)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.46%	01/09/2024	KRW	220,430	—	(9)
CIT	Kuala Lumpur Interbank Offered Rate	Receiving	3.92%	11/19/2018	MYR	3,800	—	1
CIT	Kuala Lumpur Interbank Offered Rate	Receiving	4.45%	11/15/2023	MYR	2,400	—	(10)
DUB	Kuala Lumpur Interbank Offered Rate	Receiving	3.88%	11/14/2018	MYR	3,430	—	2
DUB	Kuala Lumpur Interbank Offered Rate	Receiving	4.49%	08/14/2023	MYR	860	—	(5)
JPM	Kuala Lumpur Interbank Offered Rate	Receiving	3.97%	12/11/2018	MYR	3,110	—	(1)
JPM	Kuala Lumpur Interbank Offered Rate	Receiving	4.33%	09/26/2023	MYR	1,500	—	(2)
MSC	Kuala Lumpur Interbank Offered Rate	Receiving	3.93%	11/20/2018	MYR	4,490	—	—
							$(2)	$(455)
JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month South African Johannesburg Interbank Rate	Paying	6.25%	01/15/2020	ZAR	43,900	$—	$(255)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.50%	05/31/2018	ZAR	29,580	—	(77)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	05/30/2020	ZAR	31,000	—	(148)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.52%	05/31/2018	ZAR	23,000	—	(58)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.53%	05/31/2018	ZAR	29,590	—	(74)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	06/07/2018	ZAR	28,175	—	(19)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	06/07/2018	ZAR	45,200	—	(32)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/04/2019	ZAR	70,980	—	(292)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	—	(40)
CIT	Brazil Interbank Deposit Rate	Receiving	12.64%	01/04/2016	BRL	28,520	—	(301)
DUB	Brazil Interbank Deposit Rate	Paying	8.28%	01/04/2016	BRL	19,340	—	(371)
DUB	Brazil Interbank Deposit Rate	Paying	10.37%	01/04/2016	BRL	16,960	—	(44)
DUB	Brazil Interbank Deposit Rate	Paying	10.35%	01/04/2016	BRL	5,430	—	(15)
DUB	Brazil Interbank Deposit Rate	Paying	11.78%	01/04/2016	BRL	8,330	—	51
JPM	Brazil Interbank Deposit Rate	Paying	11.83%	01/04/2016	BRL	25,440	—	122
BOA	Chilean Interbank Rate	Receiving	5.36%	06/07/2023	CLP	563,340	—	(65)
CIT	Chilean Interbank Rate	Receiving	5.01%	09/30/2018	CLP	773,210	—	(62)
CIT	Chilean Interbank Rate	Receiving	4.65%	03/13/2019	CLP	472,440	—	(25)
CSI	Chilean Interbank Rate	Receiving	3.86%	03/28/2016	CLP	1,844,100	—	(14)
CSI	Chilean Interbank Rate	Receiving	3.85%	03/31/2016	CLP	1,495,400	—	(10)
CSI	Chilean Interbank Rate	Receiving	3.98%	04/28/2017	CLP	1,804,620	—	(26)
CSI	Chilean Interbank Rate	Receiving	4.58%	02/25/2019	CLP	408,460	—	(19)
CSI	Chilean Interbank Rate	Receiving	4.57%	02/28/2019	CLP	1,599,260	—	(73)
CSI	Chilean Interbank Rate	Receiving	4.61%	03/06/2019	CLP	765,780	—	(38)
CSI	Chilean Interbank Rate	Receiving	4.66%	03/13/2019	CLP	240,470	—	(13)
CSI	Chilean Interbank Rate	Receiving	4.54%	03/26/2019	CLP	139,000	—	(6)
DUB	Chilean Interbank Rate	Receiving	4.99%	10/03/2018	CLP	743,000	—	(59)
DUB	Chilean Interbank Rate	Receiving	4.86%	10/22/2018	CLP	456,390	—	(31)
DUB	Chilean Interbank Rate	Receiving	4.60%	02/24/2019	CLP	396,720	—	(20)
DUB	Chilean Interbank Rate	Receiving	4.55%	03/26/2019	CLP	661,000	—	(30)
DUB	Chilean Interbank Rate	Receiving	4.56%	03/27/2019	CLP	1,057,600	—	(49)
JPM	Chilean Interbank Rate	Receiving	4.59%	03/04/2019	CLP	710,090	—	(35)
MSC	Chilean Interbank Rate	Receiving	4.64%	03/12/2019	CLP	442,780	—	(23)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
MSC	Chilean Interbank Rate	Receiving	4.42%	04/09/2019	CLP	1,191,150	$—	$(42)
MSC	Chilean Interbank Rate	Receiving	4.35%	04/15/2019	CLP	394,200	—	(11)
CIT	Colombian IBR Interbank Rate	Receiving	5.92%	04/16/2024	COP	1,425,330	—	6
CSI	Colombian IBR Interbank Rate	Receiving	5.11%	04/15/2019	COP	6,436,410	—	31
CSI	Colombian IBR Interbank Rate	Receiving	5.35%	06/18/2019	COP	2,630,330	—	—
CSI	Colombian IBR Interbank Rate	Receiving	6.06%	05/02/2024	COP	980,390	—	(3)
DUB	Colombian IBR Interbank Rate	Receiving	5.32%	06/17/2019	COP	1,798,820	—	2
JPM	Colombian IBR Interbank Rate	Receiving	5.19%	04/22/2019	COP	3,198,610	—	10
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.30%	09/18/2022	KRW	11,385,580	—	(89)
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.23%	11/29/2022	KRW	7,492,420	—	(30)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/13/2022	KRW	21,708,000	—	(13)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	12/13/2023	KRW	796,350	—	(33)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/16/2024	KRW	641,470	—	(26)
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.88%	03/07/2017	KRW	10,270,520	—	57
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/07/2024	KRW	1,528,850	—	(64)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.48%	01/10/2024	KRW	1,636,690	—	(69)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.85%	03/03/2017	KRW	3,631,280	—	18
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	—	(41)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.32%	09/18/2022	KRW	11,385,580	—	(98)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.39%	01/08/2023	KRW	18,000,000	—	(188)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.00%	05/30/2023	KRW	517,530	—	(2)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.59%	08/26/2023	KRW	5,236,380	—	(262)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	3.27%	04/30/2024	KRW	10,900,000	—	271
HSB	Korean Won 3-Month Certificate of Deposit	Receiving	3.18%	06/19/2023	KRW	3,850,000	—	(64)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.22%	11/29/2022	KRW	8,776,350	—	(33)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	886,450	—	(36)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/06/2024	KRW	2,903,290	—	(122)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/13/2024	KRW	1,520,860	—	(63)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/15/2024	KRW	1,694,090	—	(67)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.38%	01/27/2024	KRW	1,390,320	—	(48)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.46%	01/09/2024	KRW	1,117,450	—	(45)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.44%	01/20/2024	KRW	719,175	—	(28)
BBP	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	325,250	—	60
BOA	Mexican Interbank Rate	Paying	9.30%	04/22/2027	MXN	199,320	—	647
BOA	Mexican Interbank Rate	Paying	8.59%	09/03/2027	MXN	78,980	—	112
DUB	Mexican Interbank Rate	Paying	9.29%	04/22/2027	MXN	73,030	—	236
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	—	135
DUB	Mexican Interbank Rate	Paying	7.35%	02/22/2029	MXN	14,980	—	97
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	—	(89)
JPM	Mexican Interbank Rate	Receiving	6.15%	05/28/2024	MXN	15,700	—	(9)
							$—	$(2,044)
JNL/PIMCO Real Return Fund
BBP	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	06/18/2019	AUD	3,500	$4	$109
BBP	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	06/18/2019	AUD	5,400	6	168
DUB	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	06/18/2019	AUD	5,800	7	179
MSS	Brazil Interbank Deposit Rate	Paying	8.22%	01/02/2017	BRL	31,900	(6)	(971)
MSS	Brazil Interbank Deposit Rate	Paying	10.91%	01/02/2017	BRL	20,800	(10)	2
UBS	Brazil Interbank Deposit Rate	Paying	10.41%	01/02/2015	BRL	8,400	5	(1)
UBS	Brazil Interbank Deposit Rate	Paying	8.15%	01/02/2017	BRL	50,600	(50)	(1,549)
UBS	Brazil Interbank Deposit Rate	Paying	10.91%	01/02/2017	BRL	80,500	96	(125)
BBP	US CPURNSA	Receiving	1.91%	04/17/2017		15,400	—	92
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		22,600	—	163
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		20,600	(13)	162
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		3,500	(1)	38
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		2,800	—	30
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		5,800	13	(93)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	11	(151)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		6,200	38	(149)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	130	(259)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	104	(234)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
CIT	US CPURNSA	Receiving	2.25%	07/15/2017	16,600		$4	$(232)
DUB	US CPURNSA	Receiving	1.94%	10/07/2016	22,000		—	141
DUB	US CPURNSA	Receiving	1.83%	11/29/2016	6,100		—	64
DUB	US CPURNSA	Receiving	1.85%	11/29/2016	23,700		—	236
DUB	US CPURNSA	Receiving	1.83%	11/29/2016	2,000		(2)	23
DUB	US CPURNSA	Receiving	1.83%	11/29/2016	3,800		(1)	41
DUB	US CPURNSA	Receiving	1.93%	02/10/2017	30,900		—	346
DUB	US CPURNSA	Receiving	2.32%	11/16/2017	12,300		—	(179)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022	5,700		129	(231)
DUB	US CPURNSA	Receiving	2.56%	05/08/2023	11,800		—	(170)
							$464	$(2,550)
JNL/PIMCO Total Return Bond Fund
BOA	Brazil Interbank Deposit Rate	Paying	8.86%	01/02/2017	BRL	6,400	$5	$(131)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	2,000	7	(47)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	3,200	8	(71)
MSS	Brazil Interbank Deposit Rate	Paying	8.64%	01/02/2017	BRL	3,200	(4)	(70)
UBS	Brazil Interbank Deposit Rate	Paying	8.90%	01/02/2017	BRL	5,600	(10)	(114)
UBS	Brazil Interbank Deposit Rate	Paying	8.90%	01/02/2017	BRL	5,000	4	(114)
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	35	180
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000	—	15
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	65,000	(15)	208
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	40,000	(38)	156
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000	(35)	157
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	(6)	83
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	8,000	(1)	25
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,000	(3)	50
BBP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—	—
BBP	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	—	—
BOA	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	93,000	(25)	313
DUB	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	22,000	(9)	77
DUB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—	—
JPM	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	93,000	(140)	269
JPM	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	23,000	(8)	79
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	(1)	1
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	200	—	1
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	19,000	(18)	75
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	(6)	83
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	17,000	(4)	55
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	3	41
MSS	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	176,000	(285)	529
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	200	—	—
UBS	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	13,000	(2)	41
							$(548)	$1,891

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Franklin Templeton Global Multisector Bond Fund
N/A	3-Month LIBOR	Receiving	2.79%	03/31/2024	6,980		$(126)
N/A	3-Month LIBOR	Receiving	3.49%	03/31/2044	3,320		(119)
							$(245)
JNL/Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canada Bankers Acceptance	Paying	4.00%	12/19/2023	CAD	6,070	$41
N/A	3-Month Canada Bankers Acceptance	Paying	2.75%	09/17/2024	CAD	12,840	9
N/A	3-Month LIBOR	Paying	0.75%	03/19/2016		124,500	587
N/A	3-Month LIBOR	Receiving	1.63%	02/01/2017		15,600	(28)
N/A	3-Month LIBOR	Paying	2.00%	06/18/2019		14,700	147
N/A	3-Month LIBOR	Receiving	2.25%	09/17/2019		14,120	(78)
N/A	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(157)
N/A	3-Month LIBOR	Paying	2.75%	09/17/2021		300	2
N/A	3-Month LIBOR	Paying	4.50%	12/19/2023		7,960	18
N/A	3-Month LIBOR	Paying	4.25%	01/30/2024		45,300	1,042
N/A	3-Month LIBOR	Paying	4.25%	03/20/2024		5,270	73
N/A	3-Month LIBOR	Receiving	3.25%	09/17/2024		5,410	(67)
N/A	3-Month LIBOR	Receiving	3.75%	09/17/2029		39,500	(520)
N/A	3-Month LIBOR	Receiving	4.37%	01/30/2039		15,000	(891)
N/A	3-Month LIBOR	Receiving	4.00%	09/17/2044		5,400	(96)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.50%	09/17/2019	NZD	22,490	(126)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	5.00%	09/17/2024	NZD	2,770	(6)
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	3.75%	09/17/2019	AUD	12,150	(88)
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	5.50%	12/19/2023	AUD	9,780	(65)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	09/17/2024	AUD	3,130	48
N/A	6-Month Euribor	Paying	1.50%	09/17/2019	EUR	16,090	196
N/A	6-Month Euribor	Receiving	3.25%	12/19/2023	EUR	12,130	(75)
N/A	6-Month Euribor	Receiving	2.25%	09/17/2024	EUR	9,290	(186)
N/A	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022		27,390	(37)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	3.84%	12/10/2018	PLN	2,175	(29)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	3.82%	12/10/2018	PLN	2,350	(31)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	3.82%	12/10/2018	PLN	2,350	(31)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	4.16%	11/28/2023	PLN	1,970	(32)
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	4.29%	12/11/2023	PLN	1,680	(43)
N/A	6-Month Swiss Franc LIBOR	Receiving	2.50%	12/19/2023	CHF	6,580	(86)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/19/2023	JPY	690,430	54
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.75%	09/17/2024	JPY	630,810	(30)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.65%	05/09/2025	JPY	3,158,000	(536)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.88%	05/09/2027	JPY	1,937,000	526
N/A	London-Interbank Offered Rate	Receiving	1.66%	03/05/2017	GBP	3,190	20
N/A	London-Interbank Offered Rate	Paying	2.25%	09/17/2019	GBP	8,500	(39)
N/A	London-Interbank Offered Rate	Paying	2.84%	02/05/2021	GBP	5,580	13
N/A	London-Interbank Offered Rate	Paying	2.78%	03/05/2022	GBP	4,480	48
N/A	London-Interbank Offered Rate	Paying	3.75%	12/19/2023	GBP	5,860	32
N/A	London-Interbank Offered Rate	Receiving	3.75%	03/20/2024	GBP	3,690	(36)
N/A	London-Interbank Offered Rate	Receiving	3.00%	09/17/2024	GBP	1,690	7
N/A	London-Interbank Offered Rate	Receiving	3.10%	03/05/2025	GBP	2,870	(79)
N/A	London-Interbank Offered Rate	Receiving	3.50%	02/05/2036	GBP	3,530	(105)
N/A	Stockholm Interbank Offered Rate	Receiving	1.75%	09/17/2019	SEK	98,070	(102)
N/A	Stockholm Interbank Offered Rate	Paying	2.50%	09/17/2024	SEK	17,910	28
							$(708)
JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month LIBOR	Receiving	1.64%	03/13/2019		2,500	$(35)
N/A	3-Month LIBOR	Paying	2.00%	06/18/2019		41,100	233
N/A	3-Month LIBOR	Receiving	3.75%	09/17/2029		14,500	(197)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.17%	01/06/2016	ZAR	60,400	(30)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.21%	01/06/2016	ZAR	46,460	(20)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.22%	01/09/2016	ZAR	15,150	(7)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.19%	01/14/2016	ZAR	46,930	(23)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.30%	01/22/2016	ZAR	7,625	(3)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.98%	03/25/2016	ZAR	35,430	$16
N/A	3-Month South African Johannesburg Interbank Rate	Paying	6.99%	03/26/2016	ZAR	35,290	17
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.64%	06/13/2019	ZAR	38,210	16
N/A	3-Month South African Johannesburg Interbank Rate	Paying	8.52%	08/21/2023	ZAR	10,200	29
							$(4)
JNL/PIMCO Real Return Fund
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		68,100	$3,302
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		36,500	(3,103)
N/A	6-Month Euribor	Receiving	0.55%	01/17/2016	EUR	160,800	(845)
N/A	6-Month Euribor	Receiving	2.00%	01/29/2024	EUR	3,100	(240)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/18/2023	JPY	3,940,000	(1,052)
							$(1,938)
JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Paying	1.50%	03/18/2016		1,546,900	$2,676
N/A	3-Month LIBOR	Paying	1.50%	12/16/2016		326,000	257
N/A	3-Month LIBOR	Paying	3.00%	09/21/2017		518,200	1,701
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		258,800	9,810
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		14,600	(1,144)
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		183,100	(1,332)
N/A	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	30,000	12
N/A	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	100	—
							$11,980

Schedule of Over the Counter Cross-Currency Swap Agreements

Counterparty	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)	Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	05/13/2024	ZAR	7,150	(690)	$(9)
CIT	Fixed rate of 11.58%	3-Month LIBOR	03/31/2015	TRY	7,690	(3,507)	319
CIT	Fixed rate of 12.04%	3-Month LIBOR	03/26/2015	TRY	28,920	(12,916)	1,551
DUB	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	05/23/2019	ZAR	11,408	(1,096)	(18)
DUB	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/12/2024	ZAR	14,740	(1,418)	(13)
DUB	Fixed rate of 11.48%	3-Month LIBOR	03/13/2016	TRY	5,490	(2,465)	366
MSC	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/13/2024	ZAR	14,790	(1,427)	(18)
							$2,178

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	$1,589	$30	$29	$—
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	1,589	30	26	4
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	707	13	17	(4)
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	1,130	22	30	(9)
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	473	9	12	(3)
BBP	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	1,578	30	40	(10)
CIT	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	1,104	21	25	(4)
JPM	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	992	19	24	(6)
JPM	Transocean Inc., 7.38%, 04/15/2018	N/A	1.00%	06/20/2019	283	5	7	(2)
					$9,445	$179	$210	$(34)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	$70	$(1)	$—	$(1)
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	80	(1)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	920	(14)	(6)	(8)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(7)	(3)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	390	(6)	(3)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	400	(6)	(1)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	630	(9)	(2)	(8)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	70	(1)	—	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(7)	(1)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	760	(11)	(2)	(10)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	730	(11)	(2)	(9)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	320	(5)	(2)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	470	(7)	(3)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	140	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,030	(40)	—	(41)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	280	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	70	(1)	—	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	200	(3)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	320	(4)	(1)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	700	(9)	(4)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	190	(3)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	420	(6)	(3)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	870	(12)	(6)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	430	(6)	(3)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	210	(3)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	400	(5)	(5)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(4)	(5)	1
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(3)	(1)	(3)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(7)	(2)	(5)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	30	—	—	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(1)	(1)
					$16,160	$(226)	$(80)	$(150)
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.IG.16	N/A	1.00%	06/20/2016	$(425)	$7	$1	$6
DUB	CDX.NA.IG.16	N/A	1.00%	06/20/2016	(9,800)	157	40	120
JPM	CDX.NA.IG.16	N/A	1.00%	06/20/2016	(16,500)	264	75	194
					$(26,725)	$428	$116	$320

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
Credit default swap agreements - purchase protection
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$270	$(4)	$(1)	$(3)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	540	(8)	(2)	(6)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	170	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	810	(12)	(5)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	420	(6)	(3)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	660	(10)	(5)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(8)	(4)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(8)	(5)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(8)	(5)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,320	(20)	(3)	(17)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	130	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	850	(13)	(1)	(11)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,120	(17)	(3)	(14)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	800	(12)	(3)	(9)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	350	(5)	(1)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	750	(11)	(4)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,770	(50)	—	(51)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	220	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,040	(14)	(3)	(11)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	920	(12)	(5)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	230	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	340	(5)	(2)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	560	(7)	(4)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	660	(9)	(3)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,240	(16)	(7)	(10)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	140	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,130	(15)	(7)	(8)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	150	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	520	(7)	(5)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	620	(8)	(8)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	750	(10)	(12)	1
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	490	(7)	(2)	(6)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	510	(8)	(2)	(6)
					$23,800	$(333)	$(116)	$(224)
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	$(490)	$42	$(18)	$61
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(490)	42	(9)	52
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(1,210)	105	(35)	142
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(324)	28	(15)	44
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(343)	30	(23)	53
BOA	CDX.NA.HY.19	N/A	5.00%	12/20/2017	(1,188)	110	(25)	136
					$(4,045)	$357	$(125)	$488
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$(16)	$—	$(16)
DUB	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	2,000	(12)	90	(104)
MSC	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	3,000	(19)	139	(159)
DUB	Marsh & McLennan Companies Inc., 5.75%, 09/15/2015	N/A	0.60%	09/20/2015	1,000	(7)	—	(7)
					$7,000	$(54)	$229	$(286)
Credit default swap agreements - sell protection (3)
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	1.32%	1.00%	03/20/2019	$(100)	$(1)	$(5)	$4
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	1.32%	1.00%	03/20/2019	(3,000)	(43)	(151)	109
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	1.32%	1.00%	03/20/2019	(4,100)	(59)	(209)	151

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	1.32%	1.00%	03/20/2019	$(100)	$(1)	$(5)	$4
MSC	Hellenic Republic, 2.00%, 02/24/2024	3.03%	1.00%	06/20/2015	(1,506)	(30)	(51)	22
JPM	HSBC Bank Plc, 4.00%, 01/15/2021	0.48%	1.00%	06/20/2019	(700)	18	9	9
BOA	Russian Federation, 7.50%, 03/31/2030	1.66%	1.00%	03/20/2019	(800)	(24)	(66)	43
CIT	Russian Federation, 7.50%, 03/31/2030	1.66%	1.00%	03/20/2019	(400)	(12)	(34)	22
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.89%	1.00%	03/20/2019	(1,600)	8	(28)	36
					$(12,306)	$(144)	$(540)	$400
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
BOA	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.23%	1.00%	06/20/2017	$(14,200)	$327	$323	$8
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.17%	1.00%	09/20/2016	(2,000)	37	31	6
DUB	CDX.EM.12	N/A	5.00%	12/20/2014	(1,500)	11	167	(154)
BBP	CDX.EM.13	N/A	5.00%	06/20/2015	(3,500)	73	213	(135)
DUB	CDX.EM.13	N/A	5.00%	06/20/2015	(12,100)	252	1,612	(1,342)
MSC	CDX.EM.13	N/A	5.00%	06/20/2015	(4,100)	85	486	(395)
GSI	CDX.NA.IG.9 30-100%	N/A	0.55%	12/20/2017	(1,447)	22	—	22
BOA	Citigroup Inc., 6.13%, 05/15/2018	0.30%	1.00%	09/20/2016	(2,400)	38	29	10
MSS	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(6,356)	(35)	(167)	132
BOA	CMBX.NA.AAA.6	N/A	0.50%	05/11/2063	(2,700)	(40)	(117)	77
DUB	Export-Import Bank China, 4.88%, 07/21/2015	0.71%	1.00%	06/20/2017	(200)	2	(8)	10
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	0.52%	1.00%	03/20/2016	(15,500)	128	(37)	169
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	0.58%	1.00%	06/20/2016	(4,900)	41	(2)	45
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.32%	1.00%	06/20/2015	(2,000)	13	(21)	35
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.32%	1.00%	06/20/2015	(500)	3	(4)	8
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.52%	1.00%	03/20/2016	(9,100)	75	(22)	99
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.58%	1.00%	06/20/2016	(4,000)	33	(4)	39
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	1.32%	1.00%	03/20/2019	(600)	(9)	(26)	17
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	0.36%	1.00%	09/20/2015	(2,000)	16	(17)	33
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	0.62%	1.00%	09/20/2016	(1,500)	13	(7)	21
MLP	Federative Republic of Brazil, 12.25%, 03/06/2030	0.54%	1.95%	04/20/2016	(100)	2	—	3
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	0.32%	1.00%	06/20/2015	(600)	4	(5)	10
UBS	Federative Republic of Brazil, 12.25%, 03/06/2030	0.36%	1.00%	09/20/2015	(1,000)	8	(7)	15
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.25%	1.00%	09/20/2016	(3,900)	65	44	23
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.22%	1.00%	12/20/2015	(2,400)	28	(42)	70
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.22%	1.00%	12/20/2015	(2,400)	28	(43)	71
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.20%	1.00%	09/20/2015	(2,300)	23	29	(5)
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.23%	1.00%	03/20/2016	(100)	1	(6)	7
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.24%	1.00%	06/20/2016	(100)	1	—	2
BBP	Italian Republic, 6.88%, 09/27/2023	0.92%	1.00%	06/20/2019	(800)	3	(5)	8
BBP	Italian Republic, 6.88%, 09/27/2023	0.92%	1.00%	06/20/2019	(800)	3	(5)	9
DUB	Italian Republic, 6.88%, 09/27/2023	0.92%	1.00%	06/20/2019	(2,600)	10	(19)	30
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.28%	1.00%	09/20/2016	(3,900)	62	51	13
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.14%	1.00%	06/20/2015	(1,000)	8	18	(10)
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.14%	1.00%	06/20/2015	(2,800)	24	49	(24)
DUB	Republic of Indonesia, 6.75%, 03/10/2014	0.37%	1.00%	09/20/2015	(500)	4	(11)	15
BOA	Republic of Indonesia, 7.25%, 04/20/2015	0.65%	1.00%	09/20/2016	(2,600)	20	(37)	58
MSC	Republic of Indonesia, 7.25%, 04/20/2015	0.65%	1.00%	09/20/2016	(11,800)	91	(761)	855
UBS	Republic of Indonesia, 7.25%, 04/20/2015	0.65%	1.00%	09/20/2016	(1,000)	8	(15)	23
BBP	Russian Federation, 7.50%, 03/31/2030	1.66%	1.00%	03/20/2019	(8,400)	(249)	(486)	240
BOA	Russian Federation, 7.50%, 03/31/2030	1.66%	1.00%	03/20/2019	(100)	(3)	(6)	3
CIT	Russian Federation, 7.50%, 03/31/2030	1.66%	1.00%	03/20/2019	(7,400)	(219)	(438)	221
JPM	Russian Federation, 7.50%, 03/31/2030	1.72%	1.00%	06/20/2019	(700)	(24)	(40)	17
MSC	Russian Federation, 7.50%, 03/31/2030	1.72%	1.00%	06/20/2019	(100)	(3)	(6)	2
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.08%	0.25%	03/20/2016	(9,037)	27	(87)	115
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.06%	0.25%	09/20/2015	(15,199)	35	(161)	197
BBP	United Mexican States, 5.95%, 03/19/2019	0.42%	1.00%	03/20/2018	(14,000)	299	34	269
BNP	United Mexican States, 5.95%, 03/19/2019	0.33%	1.00%	09/20/2017	(400)	9	(9)	17
BOA	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	12/20/2018	(1,700)	34	(3)	38

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
CIT	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	12/20/2018	$(400)	$8	$(1)	$9
DUB	United Mexican States, 5.95%, 03/19/2019	0.33%	1.00%	09/20/2017	(3,200)	69	(43)	113
JPM	United Mexican States, 5.95%, 03/19/2019	0.54%	1.00%	12/20/2018	(400)	8	(1)	9
MSC	United Mexican States, 5.95%, 03/19/2019	0.33%	1.00%	09/20/2017	(2,600)	56	(36)	93
BOA	United Mexican States, 7.50%, 04/08/2033	0.15%	1.00%	09/20/2015	(700)	7	(1)	8
CIT	United Mexican States, 7.50%, 04/08/2033	0.15%	1.00%	09/20/2015	(700)	7	(9)	16
DUB	United Mexican States, 7.50%, 04/08/2033	0.12%	1.00%	03/20/2015	(3,600)	23	(78)	102
DUB	United Mexican States, 7.50%, 04/08/2033	0.20%	1.00%	03/20/2016	(24,200)	336	(93)	436
JPM	United Mexican States, 7.50%, 04/08/2033	0.20%	0.92%	03/20/2016	(500)	6	—	8
JPM	United Mexican States, 7.50%, 04/08/2033	0.23%	1.00%	09/20/2016	(900)	15	5	11
					$(225,539)	$1,919	$205	$1,802

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$7,523	$(651)	$(111)
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.22	1.00%	06/20/2019	$(4,148)	$82	$20
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.IG.21	1.00%	12/20/2018	$24,300	$(520)	$(172)
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.22	1.00%	06/20/2019	$(25,475)	$503	$68
N/A	iTraxx Europe Series 20	1.00%	12/20/2018	(7,258)	145	45
				$(32,733)	$648	$113
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(1,683)	$146	$3
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	(64,836)	1,193	223
N/A	iTraxx Europe Series 21	1.00%	06/20/2024	(19,992)	(20)	336
				$(86,511)	$1,319	$562
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.22	1.00%	06/20/2019	$(20,000)	$395	$65
JNL/Scout Unconstrained Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.22	1.00%	06/20/2019	$(41,000)	$809	$84

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Total return swap agreements — receiving return
BOA	* SPDR S&P 500 ETF Trust Fund	1-Month LIBOR + 0.27%	06/15/2015	170	$2
BOA	* SPDR S&P 500 ETF Trust Fund	1-Month LIBOR + 0.27%	06/15/2015	184	2
					$4

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
Total return swap agreements — receiving return
BCL	* RBOB Gasoline Future	N/A	08/28/2014		4,308	$38
BCL	* WTI Crude Oil Future	N/A	08/31/2014		11,523	173
BOA	* Euro-Bobl Future	N/A	09/10/2014	EUR	52,891	386
BOA	* Euro-Schatz Future	N/A	09/10/2014	EUR	23,004	17
BOA	* Hang Seng Index Future	N/A	07/31/2014	HKD	37,572	71
BOA	* Japanese Government Bond Future, 10-Year	N/A	09/22/2014	JPY	580,812	18
BOA	* Swiss Market Index Future	N/A	09/19/2014	CHF	16,096	(221)
BOA	* U.S. Treasury Note Future, 2-Year	N/A	10/03/2014		87,005	(46)
CGM	* ICE Cocoa Future	N/A	09/30/2014		2,562	34
CGM	* NYSE Liffe Cocoa Future	N/A	09/16/2014	GBP	2,082	4
CGM	* Soybean Meal Future	N/A	12/16/2014		5,500	(394)
MLP	* Lean Hogs Future	N/A	08/18/2014		1,718	36
MLP	* Soybean Future	N/A	11/18/2014		14,148	(666)
MSC	* Hang Seng China Enterprises Index Future	N/A	07/31/2014	HKD	19,236	29
MSC	* MSCI Taiwan Stock Index Future	N/A	07/30/2014		1,664	31
MSC	* SGX CNX Nifty Index Future	N/A	07/31/2014		3,475	49
MSC	* TAIEX Index Future	N/A	07/16/2014	TWD	190,771	144
						$(297)
Total return swap agreements — paying return
BCL	* Gold 100 Oz. Future	N/A	08/29/2014		(635)	$(26)
CGM	* CBT Wheat Future	N/A	09/16/2014		(12,311)	357
CGM	* Copper Future	N/A	09/30/2014		(2,277)	(46)
CGM	* Corn Future	N/A	09/16/2014		(9,682)	407
CGM	* KCBT Wheat Future	N/A	09/30/2014		(712)	12
CGM	* Soybean Oil Future	N/A	12/23/2014		(5,952)	(61)
						$643
JNL/BlackRock Global Allocation Fund
Total return swap agreements — receiving return
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	117,920	$64
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	123,845	89
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	119,070	51
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	125,325	76
CIT	* KOSPI 200 Future	N/A	09/12/2014	KRW	6,345,770	(89)
CIT	* Siloam International Hospitals Tbk PT	1-Month LIBOR + 0.75%	03/18/2015	IDR	10,444,547	331
						$522

* Swap agreement fair valued in good faith in accordance with procedures established by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

June 30, 2014

Summary of Investments by Country (as a percentage of total long-term investments)* :

	JNL/BlackRock Global Allocation Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Franklin Templeton Income Fund	JNL/Ivy Asset Strategy Fund	JNL/Red Rocks Listed Private Equity Fund
Argentina	0.5%	0.6%	—%	—%	—%
Australia	1.4	0.8	0.8	—	—
Belgium	0.1	0.7	—	—	3.2
Bermuda	—	0.2	—	—	—
Brazil	3.6	2.2	0.2	—	—
Canada	2.4	1.7	3.7	—	8.4
Chile	0.2	0.3	—	—	—
China	1.1	3.0	—	—	—
Colombia	—	0.4	—	—	—
Cyprus	—	—	0.1	—	—
Denmark	0.1	0.6	—	—	3.2
European Union	0.2	—	—	—	—
Finland	—	1.4	—	—	—
France	4.6	2.0	1.7	1.8	12.9
Germany	3.6	4.1	0.5	1.3	4.0
Greece	—	0.7	—	—	—
Guernsey	—	—	—	—	5.9
Hong Kong	0.9	3.2	0.1	13.4	—
Hungary	—	0.1	—	—	—
India	0.4	1.1	—	—	—
Indonesia	0.2	0.2	—	—	—
Ireland	0.4	2.3	0.1	—	—
Israel	—	0.3	—	—	—
Italy	0.9	1.4	0.4	—	—
Japan	11.4	9.4	—	6.1	—
Jersey	—	—	0.1	—	—
Kazakhstan	0.1	—	—	—	—
Lithuania	—	0.1	—	—	—
Luxembourg	0.1	0.8	0.8	—	—
Macau	—	0.1	—	—	—
Malaysia	0.3	0.1	—	—	—
Mexico	1.6	1.8	0.5	—	—
Morocco	—	0.1	—	—	—
Netherlands	2.0	3.7	3.9	1.0	—
Norway	0.2	0.4	—	—	—
Peru	—	0.1	—	—	—
Poland	1.1	0.9	—	—	—
Portugal	0.1	0.5	—	—	—
Russian Federation	—	1.9	—	—	—
Singapore	1.1	0.8	—	—	—
Slovenia	—	0.1	—	—	—
South Africa	0.1	0.6	0.2	—	4.8
South Korea	0.9	2.8	—	—	—
Spain	0.3	1.7	0.1	—	—
Sweden	0.5	1.5	0.3	—	5.5
Switzerland	2.9	2.9	1.3	2.0	2.9
Taiwan	0.2	0.1	—	0.6	—
Thailand	0.2	0.2	—	—	—
Turkey	0.2	0.1	—	—	—
United Arab Emirates	0.3	0.2	—	—	—
United Kingdom	5.7	4.8	5.7	4.0	26.9
United States	50.1	37.0	79.5	69.8	22.3
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those who do not present the Schedules of Investments by country and whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2014

	JNL/Alliance Bernstein Dynamic Asset Allocation Fund(h)	JNL/AQR Managed Futures Strategy Fund(h)	JNL/BlackRock Commodity Securities Strategy Fund(h)	JNL/BlackRock Global Allocation Fund(h)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund
Assets
Investments - unaffiliated, at value (a) (d)	$8,478	$323,355	$1,555,202	$3,379,798	$1,108,882	$1,093,548	$481,480
Investments - affiliated, at value (b)	5,828	62,277	47,425	91,985	32,291	125,093	46,563
Total investments, at value (c)	14,306	385,632	1,602,627	3,471,783	1,141,173	1,218,641	528,043
Cash	501	—	—	2,661	—	22	24
Foreign currency (e)	7	1,189	284	1,921	1	511	216
Receivable for investments sold	—	—	—	12,036	23,145	—	5,120
Receivable for fund shares sold	102	507	1,845	9,775	2,622	4,335	569
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	14	—	885	12,594	347	3,814	2,342
Receivable for variation margin on financial derivative instruments	9	2,487	—	184	—	—	—
Receivable for deposits with brokers and counterparties	193	24,114	—	16,013	—	—	—
Unrealized appreciation on forward foreign currency contracts	16	9,671	—	796	—	—	155
Unrealized appreciation on OTC swap agreements	4	1,806	—	615	—	—	—
OTC swap premiums paid	—	—	—	210	—	—	—
Other assets	—	2	4	8	3	2	1
Total assets	15,152	425,408	1,605,645	3,528,596	1,167,291	1,227,325	536,470
Liabilities
Cash overdraft	—	1,759	—	—	—	—	—
Payable for advisory fees	8	321	792	1,935	556	696	263
Payable for administrative fees	2	66	192	405	90	131	60
Payable for 12b-1 fee (Class A)	1	23	87	182	61	60	27
Payable for investment securities purchased	201	—	—	55,526	13,322	8,469	18,267
Payable for fund shares redeemed	—	272	1,616	3,255	1,542	560	412
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	—	9	40	28	27	6	17
Payable for other expenses	—	1	3	21	2	2	10
Payable for variation margin on financial derivative instruments	6	2,652	—	223	—	—	—
Payable for deposits from counterparties	—	—	—	18,316	—	—	—
Investment in securities sold short, at value (f)	—	—	—	1,672	—	—	—
Options written, at value (g)	—	—	—	13,693	—	—	—
Unrealized depreciation on forward foreign currency contracts	1	5,489	—	3,597	—	—	142
Unrealized depreciation on OTC swap agreements	—	1,460	—	127	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	—	17,384	84,885	29,452	97,173	21,088
Total liabilities	219	12,052	20,114	183,865	45,052	107,097	40,286
Net assets	$14,933	$413,356	$1,585,531	$3,344,731	$1,122,239	$1,120,228	$496,184
Net assets consist of:
Paid-in capital	$14,513	$400,851	$1,271,769	$2,883,357	$877,209	$864,536	$412,682
Undistributed (excess of distributions over) net investment income (loss)	28	(414)	834	38,504	(1,516)	17,633	7,072
Accumulated net realized gain (loss)	79	5,049	(24,044)	158,604	151,799	62,383	14,845
Net unrealized appreciation (depreciation) on investments and foreign currency	313	7,870	336,972	264,266	94,747	175,676	61,585
	$14,933	$413,356	$1,585,531	$3,344,731	$1,122,239	$1,120,228	$496,184
Class A
Net assets	$14,933	$413,254	$1,584,483	$3,344,506	$1,121,836	$1,120,018	$495,622
Shares outstanding (no par value), unlimited shares authorized	1,440	42,393	125,163	262,020	40,203	65,547	42,345
Net asset value per share	$10.37	$9.75	$12.66	$12.76	$27.90	$17.09	$11.70
Class B
Net assets	N/A	$102	$1,048	$225	$403	$210	$562
Shares outstanding (no par value), unlimited shares authorized	N/A	10	82	18	14	12	47
Net asset value per share	N/A	$9.78	$12.77	$12.85	$28.59	$17.16	$12.02

(a) Investments - unaffiliated, at cost	$8,193	$323,348	$1,218,233	$3,110,894	$1,014,135	$919,810	$419,927
(b) Investments - affiliated, at cost	5,828	62,277	47,425	93,371	32,291	125,093	46,563
(c) Total investments, at cost	$14,021	$385,625	$1,265,658	$3,204,265	$1,046,426	$1,044,903	$466,490
(d) Including value of securities on loan	$—	$—	$16,988	$82,909	$28,888	$93,197	$20,431
(e) Foreign currency, at cost	6	1,184	283	1,920	1	511	212
(f) Proceeds from securities sold short	—	—	—	1,555	—	—	—
(g) Premiums from options written	—	—	—	14,252	—	—	—

(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Assets
Investments - unaffiliated, at value (a) (d)	$424,309	$651,897	$1,602,357	$145,201	$352,743	$1,201,208	$1,737,848
Investments - affiliated, at value (b)	22,953	25,418	155,193	2,591	12,582	73,800	375,093
Total investments, at value (c)	447,262	677,315	1,757,550	147,792	365,325	1,275,008	2,112,941
Cash	25	11	4	—	—	7	6,785
Foreign currency (e)	124	—	—	905	887	392	32,837
Receivable for investments sold	758	1	3,889	232	372	2,079	—
Receivable for fund shares sold	905	2,123	2,302	232	245	4,925	3,322
Receivable from adviser	—	42	—	—	—	—	21
Receivable for dividends and interest	749	546	403	564	3,832	2,730	21,195
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Receivable for deposits with brokers and counterparties	—	—	—	—	—	—	1,619
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	11,948
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	2	2	5	—	1	3	5
Total assets	449,825	680,040	1,764,153	149,725	370,662	1,285,144	2,190,673
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	252	303	861	108	269	657	1,190
Payable for administrative fees	53	51	130	18	60	152	246
Payable for 12b-1 fee (Class A)	23	36	87	8	20	68	110
Payable for investment securities purchased	1,970	3,505	3,111	718	438	2,219	2,305
Payable for fund shares redeemed	573	1,001	1,399	1,549	896	2,804	4,651
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	16	11	32	5	11	25	16
Payable for other expenses	11	1	4	16	18	5	12
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	30
Payable for deposits from counterparties	—	—	—	—	—	—	2,229
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	9,977
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	8,326
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	16,715	19,300	151,505	2,341	4,768	32,911	150,457
Total liabilities	19,613	24,208	157,129	4,763	6,480	38,841	179,549
Net assets	$430,212	$655,832	$1,607,024	$144,962	$364,182	$1,246,303	$2,011,124
Net assets consist of:
Paid-in capital	$336,928	$502,765	$1,081,538	$141,278	$352,349	$976,238	$1,873,776
Undistributed (excess of distributions over) net investment income (loss)	5,880	6,238	(2,349)	2,608	6,647	29,183	88,428
Accumulated net realized gain (loss)	(22,264)	8,897	206,210	(4,187)	(6,303)	30,828	3,079
Net unrealized appreciation (depreciation) on investments and foreign currency	109,668	137,932	321,625	5,263	11,489	210,054	45,841
	$430,212	$655,832	$1,607,024	$144,962	$364,182	$1,246,303	$2,011,124
Class A
Net assets	$429,801	$655,451	$1,605,865	$144,786	$363,870	$1,245,708	$2,010,813
Shares outstanding (no par value), unlimited shares authorized	13,462	58,476	54,149	17,800	47,597	101,793	163,721
Net asset value per share	$31.93	$11.21	$29.66	$8.13	$7.64	$12.24	$12.28
Class B
Net assets	$411	$381	$1,159	$176	$312	$595	$311
Shares outstanding (no par value), unlimited shares authorized	13	32	38	22	41	48	25
Net asset value per share	$32.28	$11.77	$30.40	$8.17	$7.71	$12.29	$12.33

(a) Investments - unaffiliated, at cost	$314,649	$513,965	$1,281,244	$139,936	$341,250	$991,181	$1,683,215
(b) Investments - affiliated, at cost	22,953	25,418	155,193	2,591	12,582	73,800	375,093
(c) Total investments, at cost	$337,602	$539,383	$1,436,437	$142,527	$353,832	$1,064,981	$2,058,308
(d) Including value of securities on loan	$16,297	$18,901	$148,592	$2,133	$4,343	$32,206	$146,543
(e) Foreign currency, at cost	124	—	—	906	889	392	32,821
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$2,407,501	$486,054	$1,174,247	$1,065,289	$858,857	$653,355	$1,293,470
Investments - affiliated, at value (b)	508,588	37,699	95,309	72,175	108,707	55,409	55,489
Total investments, at value (c)	2,916,089	523,753	1,269,556	1,137,464	967,564	708,764	1,348,959
Cash	665	—	318	—	3,172	9,337	78
Foreign currency (e)	6,735	102	664	25	45	687	—
Receivable for investments sold	—	1,461	2,578	3,407	134,638	7,955	17,003
Receivable for fund shares sold	9,016	906	1,358	1,411	1,871	623	3,284
Receivable from adviser	—	—	—	—	—	6	17
Receivable for dividends and interest	19,040	780	2,529	538	5,260	12,237	1,828
Receivable for variation margin on financial derivative instruments	—	—	—	—	363	44	—
Receivable for deposits with brokers and counterparties	—	—	—	—	—	2,807	—
Unrealized appreciation on forward foreign currency contracts	—	—	714	—	911	3,871	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	425	4,092	—
OTC swap premiums paid	—	—	—	—	116	—	—
Other assets	6	1	3	3	2	2	3
Total assets	2,951,551	527,003	1,277,720	1,142,848	1,114,367	750,425	1,371,172
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	1,357	387	737	696	393	416	757
Payable for administrative fees	219	61	103	90	68	87	108
Payable for 12b-1 fee (Class A)	148	27	69	61	45	39	71
Payable for investment securities purchased	23,628	1,237	2	73	225,115	1,804	11,419
Payable for fund shares redeemed	2,597	751	1,231	1,598	1,189	505	1,084
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	52	9	28	19	43	23	27
Payable for other expenses	5	9	4	2	15	28	3
Payable for variation margin on financial derivative instruments	—	—	—	—	600	287	—
Payable for deposits from counterparties	—	—	—	—	—	1,660	—
Investment in forward sales commitments, at value (f)	—	—	—	—	15,790	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	4,006	—	1,765	4,422	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	710	4,182	—
OTC swap premiums received	—	—	—	—	82	116	—
Payable upon return of securities loaned	202,458	23,123	15,178	27,402	40,873	26,195	27,101
Total liabilities	230,464	25,604	21,358	29,941	286,688	39,764	40,570
Net assets	$2,721,087	$501,399	$1,256,362	$1,112,907	$827,679	$710,661	$1,330,602
Net assets consist of:
Paid-in capital	$2,307,411	$372,518	$909,128	$698,924	$788,950	$726,616	$1,034,978
Undistributed (excess of distributions over) net investment income	136,597	7,231	39,225	4,554	24,875	26,531	7,858
Accumulated net realized gain (loss)	(53,688)	47,656	51,946	136,873	(885)	(22,890)	125,419
Net unrealized appreciation (depreciation) on investments and foreign currency	330,767	73,994	256,063	272,556	14,739	(19,596)	162,347
	$2,721,087	$501,399	$1,256,362	$1,112,907	$827,679	$710,661	$1,330,602
Class A
Net assets	$2,720,301	$501,113	$1,255,799	$1,112,322	$827,186	$710,480	$1,307,805
Shares outstanding (no par value), unlimited shares authorized	213,915	43,531	99,339	64,095	69,630	58,968	99,977
Net asset value per share	$12.72	$11.51	$12.64	$17.35	$11.88	$12.05	$13.08
Class B
Net assets	$786	$286	$563	$585	$493	$181	$22,797
Shares outstanding (no par value), unlimited shares authorized	64	25	44	34	41	15	1,735
Net asset value per share	$12.27	$11.61	$12.75	$17.36	$12.07	$12.16	$13.14

(a) Investments - unaffiliated, at cost	$2,076,749	$412,069	$914,912	$792,733	$841,565	$669,695	$1,131,600
(b) Investments - affiliated, at cost	508,588	37,699	95,309	72,175	108,707	55,409	55,489
(c) Total investments, at cost	$2,585,337	$449,768	$1,010,221	$864,908	$950,272	$725,104	$1,187,089
(d) Including value of securities on loan	$198,454	$22,070	$14,943	$26,625	$39,887	$25,180	$26,547
(e) Foreign currency, at cost	6,740	102	658	25	46	696	—
(f) Proceeds from forward sales commitments	—	—	—	—	15,629	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(h)
Assets
Investments - unaffiliated, at value (a) (d)	$279,433	$1,826,431	$1,359,695	$991,565	$404,000	$813,503	$3,239,749
Investments - affiliated, at value (b)	10,502	106,276	147,366	36,913	33,759	84,328	44,526
Total investments, at value (c)	289,935	1,932,707	1,507,061	1,028,478	437,759	897,831	3,284,275
Cash	—	3	129	38	40	2	1,438
Foreign currency (e)	—	2,561	4,366	23	—	—	4,239
Receivable for investments sold	1,101	6,299	113	584	606	9,250	—
Receivable for fund shares sold	1,655	3,230	2,862	1,859	958	4,389	5,891
Receivable from adviser	—	—	—	—	—	10	—
Receivable for dividends and interest	224	8,719	3,659	243	535	319	6,261
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Receivable for deposits with brokers and counterparties	—	—	—	—	—	—	1,895
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	1	4	4	2	1	2	8
Total assets	292,916	1,953,523	1,518,194	1,031,227	439,899	911,803	3,304,007
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	148	1,067	733	528	233	545	2,245
Payable for administrative fees	27	229	176	80	35	67	399
Payable for 12b-1 fee (Class A)	13	102	79	54	23	45	178
Payable for investment securities purchased	4,863	10,415	35,437	725	3,610	15,509	13,043
Payable for fund shares redeemed	238	1,737	1,456	853	604	1,316	2,351
Payable for dividends on securities sold short	28	—	—	—	—	—	—
Payable for interest expense and brokerage charges	134	—	—	—	—	—	—
Payable for trustee fees	5	32	32	40	12	11	48
Payable for other expenses	—	5	20	2	2	2	32
Payable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Payable for deposits from counterparties	—	—	—	—	—	—	3,235
Investment in securities sold short, at value (f)	54,941	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	170
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	41	—	635
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	—	62,777	23,209	31,298	12,608	58,206	4,983
Total liabilities	60,397	76,364	61,142	33,580	17,168	75,701	27,319
Net assets	$232,519	$1,877,159	$1,457,052	$997,647	$422,731	$836,102	$3,276,688
Net assets consist of:
Paid-in capital	$155,999	$1,556,152	$1,205,572	$536,254	$351,987	$594,058	$2,569,803
Undistributed (excess of distributions over) net investment income (loss)	41	37,473	27,557	(474)	1,931	230	39,929
Accumulated net realized gain (loss)	45,346	72,418	(58,530)	258,297	20,535	79,458	255,328
Net unrealized appreciation (depreciation) on investments and foreign currency	31,133	211,116	282,453	203,570	48,278	162,356	411,628
	$232,519	$1,877,159	$1,457,052	$997,647	$422,731	$836,102	$3,276,688
Class A
Net assets	$232,301	$1,876,099	$1,456,238	$996,407	$422,449	$835,437	$3,275,937
Shares outstanding (no par value), unlimited shares authorized	18,538	170,757	106,946	57,243	25,771	40,687	218,012
Net asset value per share	$12.53	$10.99	$13.62	$17.41	$16.39	$20.53	$15.03
Class B
Net assets	$218	$1,060	$814	$1,240	$282	$665	$751
Shares outstanding (no par value), unlimited shares authorized	17	95	57	70	17	32	50
Net asset value per share	$12.64	$11.12	$14.30	$17.61	$16.56	$21.04	$15.10

(a) Investments - unaffiliated, at cost	$238,268	$1,618,664	$1,077,281	$787,995	$355,684	$651,710	$2,827,746
(b) Investments - affiliated, at cost	10,502	106,276	147,366	36,913	33,759	84,328	44,526
(c) Total investments, at cost	$248,770	$1,724,940	$1,224,647	$824,908	$389,443	$736,038	$2,872,272
(d) Including value of securities on loan	$—	$60,874	$22,027	$30,675	$12,324	$57,209	$4,591
(e) Foreign currency, at cost	—	2,559	4,370	23	—	—	4,241
(f) Proceeds from securities sold short	44,908	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	437
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$725,866	$1,424,598	$1,147,480	$1,523,108	$770,656	$321,441	$183,042
Investments - affiliated, at value (b)	18,937	96,870	35,177	134,422	35,725	6,561	11,605
Total investments, at value (c)	744,803	1,521,468	1,182,657	1,657,530	806,381	328,002	194,647
Cash	—	88	—	261	—	—	—
Foreign currency (e)	3,299	—	—	854	2,079	98	20
Receivable for investments sold	1,600	40,276	4	1,515	—	9	—
Receivable for fund shares sold	1,002	3,857	928	774	1,211	1,681	525
Receivable from adviser	—	—	—	8	—	—	—
Receivable for dividends and interest	2,039	336	5,249	3,944	2,754	719	217
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	1,623	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	1	3	3	4	2	1	1
Total assets	754,367	1,566,028	1,188,841	1,664,890	812,427	330,510	195,410
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	387	750	378	1,110	245	76	46
Payable for administrative fees	91	118	97	193	96	51	29
Payable for 12b-1 fee (Class A)	40	80	64	86	43	18	10
Payable for investment securities purchased	9,285	41,806	—	341	220	1,621	611
Payable for fund shares redeemed	5,710	1,566	1,024	1,163	1,131	222	276
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	30	21	47	45	7	1	2
Payable for other expenses	21	3	2	21	45	1	—
Payable for variation margin on financial derivative instruments	—	—	—	—	72	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	822	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	10,520	42,823	7,253	89,630	17,901	3,859	10,986
Total liabilities	26,906	87,167	8,865	92,589	19,760	5,849	11,960
Net assets	$727,461	$1,478,861	$1,179,976	$1,572,301	$792,667	$324,661	$183,450
Net assets consist of:
Paid-in capital	$804,400	$1,019,178	$1,080,229	$1,384,483	$750,709	$291,065	$150,004
Undistributed (excess of distributions over) net investment income (loss)	31,546	(1,462)	52,643	38,752	15,237	8,227	5,837
Accumulated net realized gain (loss)	(183,829)	191,897	(3,064)	21,265	(11,992)	6,376	10,955
Net unrealized appreciation (depreciation) on investments and foreign currency	75,344	269,248	50,168	127,801	38,713	18,993	16,654
	$727,461	$1,478,861	$1,179,976	$1,572,301	$792,667	$324,661	$183,450
Class A
Net assets	$726,626	$1,478,475	$1,179,417	$1,571,681	$792,567	$324,416	$183,186
Shares outstanding (no par value), unlimited shares authorized	85,797	43,814	87,015	132,465	73,978	22,492	11,898
Net asset value per share	$8.47	$33.74	$13.55	$11.86	$10.71	$14.42	$15.40
Class B
Net assets	$835	$386	$559	$620	$100	$245	$264
Shares outstanding (no par value), unlimited shares authorized	96	11	39	52	9	17	17
Net asset value per share	$8.67	$34.13	$14.19	$11.94	$10.76	$14.52	$15.52

(a) Investments - unaffiliated, at cost	$651,347	$1,155,350	$1,097,312	$1,395,297	$731,897	$302,464	$166,389
(b) Investments - affiliated, at cost	18,937	96,870	35,177	134,422	35,725	6,561	11,605
(c) Total investments, at cost	$670,284	$1,252,220	$1,132,489	$1,529,719	$767,622	$309,025	$177,994
(d) Including value of securities on loan	$9,984	$42,388	$7,108	$86,482	$16,762	$3,652	$10,364
(e) Foreign currency, at cost	3,276	—	—	854	2,079	97	20
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Assets
Investments - unaffiliated, at value (a) (d)	$3,501,402	$1,767,040	$1,872,107	$2,399,491	$1,060,448	$39,493	$91,017
Investments - affiliated, at value (b)	159,903	139,802	227,578	97,625	63,436	5,892	7,650
Total investments, at value (c)	3,661,305	1,906,842	2,099,685	2,497,116	1,123,884	45,385	98,667
Cash	184	178	134	10	900	69	4
Foreign currency (e)	—	—	—	5,155	—	—	—
Receivable for investments sold	—	24,334	174,389	—	36,711	—	—
Receivable for fund shares sold	10,502	6,359	2,119	3,527	2,031	227	177
Receivable from adviser	29	—	—	—	—	8	—
Receivable for dividends and interest	3,724	1,409	1,969	7,815	6,539	—	35
Receivable for variation margin on financial derivative instruments	16	225	176	101	—	165	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	412	—	941	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	9	5	5	6	4	1	—
Total assets	3,675,769	1,939,352	2,278,477	2,514,142	1,170,069	46,796	98,883
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	692	363	378	509	233	38	24
Payable for administrative fees	291	145	153	303	85	6	11
Payable for 12b-1 fee (Class A)	194	98	102	133	57	2	5
Payable for investment securities purchased	3,007	22,993	175,339	—	57,007	—	—
Payable for fund shares redeemed	3,455	1,606	1,882	1,790	981	175	49
Payable for interest on forward sales commitments	—	—	—	—	37	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	83	36	60	55	54	10	1
Payable for other expenses	332	173	31	122	3	—	6
Payable for variation margin on financial derivative instruments	—	—	—	72	—	54	—
Investment in forward sales commitments, at value (f)	—	—	—	—	16,515	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	770	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	76,130	95,821	204,535	51,604	42,419	—	7,276
Total liabilities	84,184	121,235	382,480	54,588	117,391	1,055	7,372
Net assets	$3,591,585	$1,818,117	$1,895,997	$2,459,554	$1,052,678	$45,741	$91,511
Net assets consist of:
Paid-in capital	$2,605,459	$1,272,744	$1,491,847	$1,974,596	$993,823	$66,632	$48,224
Undistributed (excess of distributions over) net investment income	24,044	12,310	9,054	55,550	25,126	3,481	620
Accumulated net realized gain (loss)	(61,082)	72,422	(44,762)	(18,406)	4,358	(24,402)	35,129
Net unrealized appreciation (depreciation) on investments and foreign currency	1,023,164	460,641	439,858	447,814	29,371	30	7,538
	$3,591,585	$1,818,117	$1,895,997	$2,459,554	$1,052,678	$45,741	$91,511
Class A
Net assets	$3,556,898	$1,801,840	$1,874,218	$2,422,724	$1,047,445	$45,604	$91,343
Shares outstanding (no par value), unlimited shares authorized	217,294	90,557	107,970	159,734	86,834	4,850	6,072
Net asset value per share	$16.37	$19.90	$17.36	$15.17	$12.06	$9.40	$15.04
Class B
Net assets	$34,687	$16,277	$21,779	$36,830	$5,233	$137	$168
Shares outstanding (no par value), unlimited shares authorized	2,075	805	1,238	2,345	420	14	11
Net asset value per share	$16.72	$20.22	$17.59	$15.71	$12.46	$9.50	$15.10

(a) Investments - unaffiliated, at cost	$2,480,799	$1,309,081	$1,435,553	$1,957,317	$1,031,077	$39,483	$83,479
(b) Investments - affiliated, at cost	158,017	139,802	227,578	92,567	63,390	5,892	7,650
(c) Total investments, at cost	$2,638,816	$1,448,883	$1,663,131	$2,049,884	$1,094,467	$45,375	$91,129
(d) Including value of securities on loan	$74,455	$93,668	$199,143	$49,067	$41,584	$—	$6,883
(e) Foreign currency, at cost	—	—	—	5,143	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	16,469	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Assets
Investments - unaffiliated, at value (a) (d)	$22,723	$260,047	$603,301	$1,220,677	$3,203,849	$5,572,408	$1,856,807
Investments - affiliated, at value (b)	140	31,041	98,723	80,471	7,183	47,719	—
Total investments, at value (c)	22,863	291,088	702,024	1,301,148	3,211,032	5,620,127	1,856,807
Cash	—	—	490	450	4,506	3,174	10,382
Foreign currency (e)	—	151	88	240	1,682	1,726	—
Receivable for investments sold	—	—	7,724	3	297,618	89,224	22,726
Receivable for fund shares sold	272	3,245	1,213	2,705	3,628	7,658	3,348
Receivable for treasury roll transactions	—	—	—	—	271,612	—	—
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	41	91	3,588	689	11,071	31,447	8,286
Receivable for variation margin on financial derivative instruments	—	—	45	—	103	2,767	—
Receivable for deposits with brokers and counterparties	—	260	2,339	—	1,666	529	256
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	1,350	2,165	—
Unrealized appreciation on OTC swap agreements	—	—	488	—	2,194	6,305	—
OTC swap premiums paid	—	—	—	—	785	3,153	—
Other assets	—	1	1	3	6	13	18
Total assets	23,176	294,836	718,000	1,305,238	3,807,253	5,768,288	1,901,823
Liabilities
Cash overdraft	—	257	—	—	—	—	—
Payable for advisory fees	6	159	254	633	807	2,103	902
Payable for administrative fees	3	32	64	152	165	420	220
Payable for 12b-1 fee (Class A)	1	14	28	68	111	279	98
Payable for investment securities purchased	140	—	148,954	557	240,193	558,035	101,273
Payable for fund shares redeemed	137	841	1,660	1,991	2,859	6,096	3,740
Payable for treasury roll transactions	—	—	—	—	1,502,287	—	—
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	154	—	—
Payable for trustee fees	—	1	3	30	80	155	15
Payable for other expenses	1	1	1	16	50	78	12
Payable for variation margin on financial derivative instruments	—	—	223	—	649	1,425	17
Payable for deposits with counterparties	—	—	—	—	8,028	7,551	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	222	434	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	6,250	7,568	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	4,630	2,612	—
OTC swap premiums received	—	—	125	—	632	3,496	—
Payable upon return of securities loaned	—	22,008	48,492	53,281	7,183	47,719	—
Total liabilities	288	23,313	199,804	56,728	1,74,300	637,971	106,277
Net assets	$22,888	$271,523	$518,196	$1,248,510	$2,032,953	$5,130,317	$1,795,546
Net assets consist of:
Paid-in capital	$21,232	$254,937	$490,048	$930,043	$2,191,369	$4,967,869	$1,720,080
Undistributed (excess of distributions over) net investment income	165	(227)	11,465	16,235	22,091	71,669	67,031
Accumulated net realized gain (loss)	(70)	8,804	5,261	42,599	(204,147)	(31,673)	4,722
Net unrealized appreciation (depreciation) on investments and foreign currency	1,561	8,009	11,422	259,633	23,640	122,452	3,713
	$22,888	$271,523	$518,196	$1,248,510	$2,032,953	$5,130,317	$1,795,546
Class A
Net assets	$22,888	$271,387	$518,065	$1,247,404	$2,032,095	$5,111,069	$1,795,546
Shares outstanding (no par value), unlimited shares authorized	2,073	20,756	47,108	83,799	186,898	393,586	162,078
Net asset value per share	$11.04	$13.08	$11.00	$14.89	$10.87	$12.99	$11.08
Class B
Net assets	N/A	$136	$131	$1,106	$858	$19,248	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	10	12	73	78	1,387	N/A
Net asset value per share	N/A	$13.12	$11.04	$15.09	$10.99	$13.88	N/A

(a) Investments - unaffiliated, at cost	$21,162	$252,039	$591,402	$961,053	$3,173,347	$5,469,055	$1,853,206
(b) Investments - affiliated, at cost	140	31,041	98,723	80,471	7,183	47,719	—
(c) Total investments, at cost	$21,302	$283,080	$690,125	$1,041,524	$3,180,530	$5,516,774	$1,853,206
(d) Including value of securities on loan	$—	$21,744	$47,345	$51,432	$7,019	$46,510	$—
(e) Foreign currency, at cost	—	150	117	244	1,711	1,703	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	664	1,872	—

See accompanying Notes to Financial Statements.

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$3,041,202	$394,279	$232,456	$193,675	$955,546	$2,192,255	$3,608,681
Investments - affiliated, at value (b)	490,349	27,676	24,666	5,206	54,781	81,486	64,302
Total investments, at value (c)	3,531,551	421,955	257,122	198,881	1,010,327	2,273,741	3,672,983
Cash	886	1	—	—	68	—	—
Foreign currency (e)	—	—	—	—	1	—	—
Receivable for investments sold	14,566	—	—	—	2,458	—	—
Receivable for fund shares sold	7,203	1,462	406	209	1,343	9,579	9,315
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	43,815	396	125	293	2,346	755	3,349
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Receivable for deposits with brokers and counterparties	1,831	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	7	1	1	1	2	5	8
Total assets	3,599,859	423,815	257,654	199,384	1,016,545	2,284,080	3,685,655
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	1,094	240	141	86	643	645	1,052
Payable for administrative fees	254	32	19	16	119	179	294
Payable for 12b-1 fee (Class A)	170	22	12	11	53	120	199
Payable for investment securities purchased	63,061	—	—	469	3,366	16,947	—
Payable for fund shares redeemed	4,755	1,194	756	173	612	3,246	4,663
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	53	5	3	8	19	23	49
Payable for other expenses	6	1	1	—	33	4	7
Payable for variation margin on financial derivative instruments	202	—	—	—	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	411,254	27,586	23,713	4,030	39,023	62,473	52,925
Total liabilities	480,849	29,080	24,645	4,793	43,868	83,637	59,189
Net assets	$3,119,010	$394,735	$233,009	$194,591	$972,677	$2,200,443	$3,626,466
Net assets consist of:
Paid-in capital	$2,862,221	$287,179	$186,253	$226,640	$656,153	$1,741,034	$2,911,494
Undistributed (excess of distributions over) net investment income	79,081	2,928	438	3,491	49,209	16,238	95,696
Accumulated net realized gain (loss)	17,430	29,397	10,876	(84,723)	5,295	234,336	160,348
Net unrealized appreciation (depreciation) on investments and foreign currency	160,278	75,231	35,442	49,183	262,020	208,835	458,928
	$3,119,010	$394,735	$233,009	$194,591	$972,677	$2,200,443	$3,626,466
Class A
Net assets	$3,105,436	$394,438	$217,207	$193,676	$972,124	$2,199,967	$3,625,304
Shares outstanding (no par value), unlimited shares authorized	409,144	24,801	16,517	9,958	75,174	131,792	234,515
Net asset value per share	$7.59	$15.90	$13.15	$19.45	$12.93	$16.69	$15.46
Class B
Net assets	$13,574	$297	$15,802	$915	$553	$476	$1,162
Shares outstanding (no par value), unlimited shares authorized	1,584	19	1,197	47	42	28	74
Net asset value per share	$8.57	$15.98	$13.20	$19.56	$13.04	$16.76	$15.60

(a) Investments - unaffiliated, at cost	$2,881,564	$319,048	$197,014	$144,492	$695,508	$1,983,420	$3,151,165
(b) Investments - affiliated, at cost	490,349	27,676	24,666	5,206	54,781	81,486	64,302
(c) Total investments, at cost	$3,371,913	$346,724	$221,680	$149,698	$750,289	$2,064,906	$3,215,467
(d) Including value of securities on loan	$402,303	$26,829	$22,918	$3,941	$37,479	$60,135	$51,769
(e) Foreign currency, at cost	—	—	—	—	2	—	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,996,481	$88,762	$1,491,662	$414,238	$4,545,728	$2,661,677	$1,750,624
Investments - affiliated, at value (b)	8,176	907	8,236	42,953	123,715	256,389	49,915
Total investments, at value (c)	2,004,657	89,669	1,499,898	457,191	4,669,443	2,918,066	1,800,539
Cash	—	—	—	785	4	2	7
Foreign currency (e)	—	—	—	—	—	53	—
Receivable for investments sold	—	—	—	—	9,274	5,255	63
Receivable for fund shares sold	6,020	211	1,894	3,315	3,593	3,249	2,185
Receivable from adviser	—	—	—	—	—	—	—
Receivable for dividends and interest	2,882	35	2,014	1,128	1,401	682	7,919
Receivable for variation margin on financial derivative instruments	—	—	—	—	—	—	—
Receivable for deposits with brokers and counterparties	—	—	—	3,530	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums paid	—	—	—	—	—	—	—
Other assets	5	—	3	—	12	7	4
Total assets	2,013,564	89,915	1,503,809	465,949	4,683,727	2,927,314	1,810,717
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	587	35	441	243	2,076	1,597	588
Payable for administrative fees	162	6	120	56	372	228	146
Payable for 12b-1 fee (Class A)	109	5	81	25	247	150	97
Payable for investment securities purchased	—	865	4,939	2,116	4,301	7,701	16,392
Payable for fund shares redeemed	1,672	79	511	1,967	2,826	4,774	1,513
Payable for dividends on securities sold short	—	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—	—
Payable for trustee fees	23	—	17	1	91	66	45
Payable for other expenses	4	—	3	1	11	6	4
Payable for variation margin on financial derivative instruments	—	—	—	358	—	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—	—	—	—
Options written, at value (g)	—	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—	35
Unrealized depreciation on OTC swap agreements	—	—	—	—	—	—	—
OTC swap premiums received	—	—	—	—	—	—	—
Payable upon return of securities loaned	591	—	966	—	80,704	100,887	9,053
Total liabilities	3,148	990	7,078	4,767	90,628	115,409	27,873
Net assets	$2,010,416	$88,925	$1,496,731	$461,182	$4,593,099	$2,811,905	$1,782,844
Net assets consist of:
Paid-in capital	$1,474,672	$83,557	$1,041,875	$465,130	$3,010,809	$1,860,225	$1,777,472
Undistributed (excess of distributions over) net investment income (loss)	31,051	123	26,866	(465)	(2,398)	(7,590)	28,109
Accumulated net realized gain (loss)	242,624	480	232,889	(3,999)	245,529	175,405	(33,710)
Net unrealized appreciation (depreciation) on investments and foreign currency	262,069	4,765	195,101	516	1,339,159	783,865	10,973
	$2,010,416	$88,925	$1,496,731	$461,182	$4,593,099	$2,811,905	$1,782,844
Class A
Net assets	$2,009,859	$88,818	$1,496,239	$461,182	$4,533,021	$2,748,951	$1,781,692
Shares outstanding (no par value), unlimited shares authorized	121,766	8,308	91,450	46,529	132,428	69,145	177,765
Net asset value per share	$16.51	$10.69	$16.36	$9.91	$34.23	$39.76	$10.02
Class B
Net assets	$557	$107	$492	N/A	$60,078	$62,954	$1,152
Shares outstanding (no par value), unlimited shares authorized	33	10	30	N/A	1,723	1,541	114
Net asset value per share	$16.73	$10.69	$16.46	N/A	$34.86	$40.85	$10.13

(a) Investments - unaffiliated, at cost	$1,734,412	$83,997	$1,296,561	$413,970	$3,206,574	$1,877,811	$1,739,615
(b) Investments - affiliated, at cost	8,176	907	8,236	42,953	123,715	256,389	49,915
(c) Total investments, at cost	$1,742,588	$84,904	$1,304,797	$456,923	$3,330,289	$2,134,200	$1,789,530
(d) Including value of securities on loan	$574	$—	$945	$—	$79,362	$99,074	$8,858
(e) Foreign currency, at cost	—	—	—	—	—	53	—
(f) Proceeds from forward sales commitments	—	—	—	—	—	—	—
(g) Premiums from options written	—	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$2,902,759	$3,689,125	$980,729	$1,781,318
Investments - affiliated, at value (b)	86,521	536,208	—	39,507
Repurchase agreements	—	—	195,000	—
Total investments, at value (c)	2,989,280	4,225,333	1,175,729	1,820,825
Cash	209	—	153,752	80
Foreign currency (e)	—	—	—	—
Receivable for investments sold	20,959	15,718	23,018	—
Receivable for fund shares sold	5,067	7,211	8,448	1,175
Receivable from adviser	14	—	430	—
Receivable for dividends and interest	3,729	7,345	757	2,375
Receivable for variation margin on financial derivative instruments	—	81	—	—
Receivable for deposits with brokers and counterparties	—	665	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Unrealized appreciation on OTC swap agreements	—	—	—	—
OTC swap premiums paid	—	—	—	—
Other assets	7	9	4	5
Total assets	3,019,265	4,256,362	1,362,138	1,824,460
Liabilities
Cash overdraft	—	—	—	—
Payable for advisory fees	1,460	1,329	294	697
Payable for administrative fees	239	307	112	147
Payable for 12b-1 fee (Class A)	161	207	74	98
Payable for investment securities purchased	23,770	351,705	10	—
Payable for fund shares redeemed	2,796	3,518	8,978	1,077
Payable for dividends on securities sold short	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—
Payable for trustee fees	60	71	54	51
Payable for other expenses	5	7	3	4
Payable for variation margin on financial derivative instruments	—	9	—	—
Investment in forward sales commitments, at value (f)	—	—	—	—
Options written, at value (g)	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Unrealized depreciation on OTC swap agreements	—	—	—	—
OTC swap premiums received	—	—	—	—
Payable upon return of securities loaned	54,181	111,202	—	13,692
Total liabilities	82,672	468,355	9,525	15,766
Net assets	$2,936,593	$3,788,007	$1,352,613	$1,808,694
Net assets consist of:
Paid-in capital	$1,916,615	$2,868,275	$1,352,631	$1,190,665
Undistributed (excess of distributions over) net investment income (loss)	42,159	75,469	(45)	30,192
Accumulated net realized gain (loss)	310,016	213,196	27	45,275
Net unrealized appreciation (depreciation) on investments and foreign currency	667,803	631,067	—	542,562
	$2,936,593	$3,788,007	$1,352,613	$1,808,694
Class A
Net assets	$2,935,272	$3,786,534	$1,345,505	$1,777,461
Shares outstanding (no par value), unlimited shares authorized	166,666	169,274	1,345,519	72,631
Net asset value per share	$17.61	$22.37	$1.00	$24.47
Class B
Net assets	$1,321	$1,473	$7,108	$31,233
Shares outstanding (no par value), unlimited shares authorized	73	64	7,109	1,251
Net asset value per share	$18.15	$22.91	$1.00	$24.96

(a) Investments - unaffiliated, at cost	$2,234,956	$3,058,478	$1,175,729	$1,238,763
(b) Investments - affiliated, at cost	86,521	536,208	—	39,507
(c) Total investments, at cost	$2,321,477	$3,594,686	$1,175,729	$1,278,270
(d) Including value of securities on loan	$53,280	$108,596	$—	$13,422
(e) Foreign currency, at cost	—	—	—	—
(f) Proceeds from forward sales commitments	—	—	—	—
(g) Premiums from options written	—	—	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2014

	JNL/Alliance Bernstein Dynamic Asset Allocation Fund(b)(c)	JNL/AQR Managed Futures Strategy Fund(b)	JNL/BlackRock Commodity Securities Strategy Fund(b)	JNL/BlackRock Global Allocation Fund(b)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund
Investment income
Dividends (a)	$54	$3	$8,600	$30,803	$3,766	$13,779	$4,318
Foreign taxes withheld	—	—	(61)	(1,229)	(9)	(629)	(239)
Net interest (amortization)	(2)	64	187	10,691	—	—	2,170
Securities lending (a)	—	—	97	786	67	254	126
Total investment income	52	67	8,823	41,051	3,824	13,404	6,375

Expenses
Advisory fees	15	2,114	4,660	10,769	3,235	3,365	1,556
Administrative fees	4	445	1,127	2,254	525	632	359
12b-1 fees (Class A)	4	445	1,503	3,006	1,050	842	478
Licensing fees	—	—	—	—	—	—	—
Legal fees	—	1	3	10	2	2	1
Trustee fees	—	3	11	21	8	5	4
Dividends on securities sold short	—	—	—	59	—	—	—
Interest expense	—	—	—	4	—	—	—
Other expenses	1	9	11	34	6	5	11
Total expenses	24	3,017	7,315	16,157	4,826	4,851	2,409
Expense waiver	—	—	—	—	—	—	—
Net expenses	24	3,017	7,315	16,157	4,826	4,851	2,409
Net investment income (loss)	28	(2,950)	1,508	24,894	(1,002)	8,553	3,966

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	12	—	33,461	95,618	67,971	27,354	24,033
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	25	1,424	—	110	—	—	—
Foreign currency related items	(10)	(8,645)	85	267	(318)	(111)	(687)
Futures contracts	51	(2,156)	—	(16,216)	—	—	—
Written option contracts	1	—	—	8,800	—	—	—
Investment securities sold short	—	—	—	(81)	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	102	3
Net change in unrealized appreciation (depreciation) on:
Investments	285	(14)	160,718	(2,411)	(58,230)	97,746	(10,164)
OTC swap agreements	4	(1,991)	—	415	—	—	—
Foreign currency related items	15	(5,186)	4	(6,448)	(533)	26	68
Futures contracts and centrally cleared swap agreements	9	(7,559)	—	1,808	—	—	—
Written option contracts	—	—	—	1,996	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	392	(24,127)	194,268	83,858	8,890	125,117	13,253
Net increase (decrease) in net assets from operations	$420	$(27,077)	$195,776	$108,752	$7,888	$133,670	$17,219

(a) Income from affiliated investments	$—	$3	$98	$786	$68	$255	$127

(b) Consolidated Statement of Operations.
(c) Period from April 28, 2014 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Investment income
Dividends (a)	$5,004	$4,898	$5,352	$2,178	$6,240	$25,176	$6
Foreign taxes withheld	(281)	—	(18)	(143)	(366)	(828)	(390)
Interest	—	—	—	—	—	—	43,004
Securities lending (a)	87	90	1,597	10	19	486	252
Total investment income	4,810	4,988	6,931	2,045	5,893	24,834	42,872

Expenses
Advisory fees	1,484	1,616	5,315	598	1,514	3,498	6,653
Administrative fees	310	276	795	99	336	807	1,372
12b-1 fees (Class A)	413	551	1,589	133	336	1,074	1,830
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	1	3	—	1	2	3
Trustee fees	3	4	12	1	3	7	13
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	5	3	10	14	18	8	14
Total expenses	2,216	2,451	7,724	845	2,208	5,396	9,885
Expense waiver	—	(237)	—	—	—	—	(124)
Net expenses	2,216	2,214	7,724	845	2,208	5,396	9,761
Net investment income (loss)	2,594	2,774	(793)	1,200	3,685	19,438	33,111

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	16,503	1,493	90,230	3,056	(664)	23,011	(1,957)
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	(1,711)
Foreign currency related items	(14)	—	—	(17)	(84)	(17)	5,570
Futures contracts	—	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	4	—	43	—	—	19	—
Net change in unrealized appreciation (depreciation) on:
Investments	(5,905)	32,492	(62,574)	5,938	20,284	10,237	34,598
OTC swap agreements	—	—	—	—	—	—	(7,762)
Foreign currency related items	(1)	—	—	—	(4)	3	(14,079)
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	(245)
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	10,587	33,985	27,699	8,977	19,532	33,253	14,414
Net increase (decrease) in net assets from operations	$13,181	$36,759	$26,906	$10,177	$23,217	$52,691	$47,525

(a) Income from affiliated investments	$87	$90	$1,597	$10	$19	$487	$259

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Investment income
Dividends (a)	$31,243	$6,816	$25,144	$6,546	$1	$1	$11,759
Foreign taxes withheld	(420)	(427)	(507)	(8)	—	(396)	—
Interest	31,906	—	2,994	—	10,867	22,610	—
Securities lending (a)	709	163	40	256	36	53	35
Total investment income	63,438	6,552	27,671	6,794	10,904	22,268	11,794

Expenses
Advisory fees	7,423	2,191	4,167	4,033	2,325	2,685	4,274
Administrative fees	1,196	346	578	520	400	565	607
12b-1 fees (Class A)	2,391	461	1,155	1,041	800	753	1,193
Licensing fees	—	—	—	—	—	—	—
Legal fees	34	1	2	2	2	2	3
Trustee fees	17	3	8	8	6	6	9
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	14	11	9	7	12	29	7
Total expenses	11,075	3,013	5,919	5,611	3,545	4,040	6,093
Expense waiver	—	—	—	—	—	(45)	(90)
Net expenses	11,075	3,013	5,919	5,611	3,545	3,995	6,003
Net investment income (loss)	52,363	3,539	21,752	1,183	7,359	18,273	5,791

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	26,427	26,534	37,344	41,585	4,788	(19,446)	101,784
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	(858)	(6,556)	—
Foreign currency related items	51	41	(8,675)	(33)	957	(2,367)	—
Futures contracts	—	—	—	—	2,399	(2,994)	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	6	—	—	—	—	—	94
Net change in unrealized appreciation (depreciation) on:
Investments	119,366	(15,579)	35,609	3,404	21,698	48,230	(5,373)
OTC swap agreements	—	—	—	—	(1,428)	3,589	—
Foreign currency related items	(95)	2	5,046	—	(1,440)	243	—
Futures contracts and centrally cleared swap agreements	—	—	—	—	(3,241)	(2,120)	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	145,755	10,998	69,324	44,956	22,875	18,579	96,505
Net increase (decrease) in net assets from operations	$198,118	$14,537	$91,076	$46,139	$30,234	$36,852	$102,296

(a) Income from affiliated investments	$714	$163	$42	$258	$37	$54	$36

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(b)
Investment income
Dividends (a)	$2,208	$32,415	$24,361	$3,759	$2,657	$4,254	$34,210
Foreign taxes withheld	(5)	(1,306)	(1,782)	(51)	(17)	—	(699)
Interest	—	—	—	—	—	—	4,283
Securities lending (a)	—	385	461	59	12	318	276
Total investment income	2,203	31,494	23,040	3,767	2,652	4,572	38,070

Expenses
Advisory fees	812	5,887	4,082	3,270	1,332	3,209	13,219
Administrative fees	152	1,259	980	497	193	392	2,347
12b-1 fees (Class A)	203	1,677	1,306	993	387	783	3,129
Licensing fees	—	—	—	—	—	—	—
Legal fees	1	3	3	2	1	2	6
Trustee fees	1	12	9	8	3	6	23
Dividends on securities sold short	577	—	—	—	—	—	—
Short holdings borrowing fees	559	—	—	—	—	—	—
Other expenses	1	12	10	6	2	5	23
Total expenses	2,306	8,850	6,390	4,776	1,918	4,397	18,747
Expense waiver	—	—	—	—	—	(62)	—
Net expenses	2,306	8,850	6,390	4,776	1,918	4,335	18,747
Net investment income (loss)	(103)	22,644	16,650	(1,009)	734	237	19,323

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	21,277	19,707	26,792	65,136	8,674	48,298	120,458
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	71	(13)	(9)	(44)	—	1,306
Futures contracts	—	—	—	—	—	—	(16,433)
Written option contracts	—	—	—	—	—	—	5,450
Investment securities sold short	(1,042)	—	—	—	—	—	—
Brokerage commissions recaptured	14	19	10	31	19	11	272
Net change in unrealized appreciation (depreciation) on:
Investments	727	147,469	40,944	(26,711)	19,584	(12,456)	(123,239)
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	38	34	—	(38)	—	(15,355)
Futures contracts and centrally cleared swap agreements	—	—	—	—	—	—	(7,207)
Written option contracts	—	—	—	—	—	—	(493)
Investment securities sold short	(2,351)	—	—	—	—	—	—
Net realized and unrealized gain (loss)	18,625	167,304	67,767	38,447	28,195	35,853	(35,241)
Net increase (decrease) in net assets from operations	$18,522	$189,948	$84,417	$37,438	$28,929	$36,090	$(15,918)

(a) Income from affiliated investments	$—	$386	$464	$59	$13	$319	$277
(b) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Investment income
Dividends (a)	$25,949	$4,390	$1	$25,336	$10,763	$7,122	$3,085
Foreign taxes withheld	(770)	(7)	—	(2,309)	(1,063)	(359)	(108)
Interest	—	—	18,734	—	—	—	—
Securities lending (a)	566	274	5	347	77	211	52
Total investment income	25,745	4,657	18,740	23,374	9,777	6,974	3,029

Expenses
Advisory fees	2,219	4,367	2,306	6,354	1,396	330	256
Administrative fees	515	686	592	1,101	545	215	162
12b-1 fees (Class A)	685	1,373	1,182	1,468	727	215	162
Licensing fees	—	—	—	—	67	—	—
Legal fees	1	3	2	3	1	—	—
Trustee fees	5	10	9	11	5	1	1
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	9	10	8	29	18	—	2
Total expenses	3,434	6,449	4,099	8,966	2,759	761	583
Expense waiver	—	—	—	(50)	—	—	—
Net expenses	3,434	6,449	4,099	8,916	2,759	761	583
Net investment income (loss)	22,311	(1,792)	14,641	14,458	7,018	6,213	2,446

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	25,426	91,012	34	1,549	(2,291)	8,417	7,206
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	1,643	(1)	—	(15)	(41)	(1)	40
Futures contracts	81	—	—	—	2,288	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	6	12	—	23	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(39,520)	22,154	24,712	101,863	33,744	4,655	7,820
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	1,206	—	—	—	9	9	1
Futures contracts and centrally cleared swap agreements	—	—	—	—	(103)	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(11,158)	113,177	24,746	103,420	33,606	13,080	15,067
Net increase (decrease) in net assets from operations	$11,153	$111,385	$39,387	$117,878	$40,624	$19,293	$17,513

(a) Income from affiliated investments	$566	$275	$6	$348	$77	$211	$52

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Investment income
Dividends (a)	$32,632	$12,225	$12,942	$66,148	$2	$—	$552
Foreign taxes withheld	(17)	—	(1)	(3,291)	—	—	—
Interest	—	—	—	—	17,521	44	—
Securities lending (a)	76	480	1,919	1,406	77	—	135
Total investment income	32,691	12,705	14,860	64,263	17,600	44	687

Expenses
Advisory fees	3,859	2,107	2,260	2,978	1,835	567	211
Administrative fees	1,619	846	913	1,760	697	85	98
12b-1 fees (Class A)	3,205	1,677	1,804	2,313	1,390	113	130
Licensing fees	324	169	27	191	—	—	15
Legal fees	6	4	4	5	3	1	—
Trustee fees	23	12	14	17	11	1	1
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	20	11	12	16	10	2	1
Total expenses	9,056	4,826	5,034	7,280	3,946	769	456
Expense waiver	(162)	—	—	—	—	(8)	—
Net expenses	8,894	4,826	5,034	7,280	3,946	761	456
Net investment income (loss)	23,797	7,879	9,826	56,983	13,654	(717)	231

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	9,240	61,885	83,272	4,257	14,568	(2,199)	18,156
Affiliated investments	—	—	—	113	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	(1)	—	—	134	—	(1,826)	—
Futures contracts	6,423	3,667	3,230	1,919	—	(2,613)	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	186,488	48,591	(39,939)	45,545	23,572	301	(13,004)
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	605	—	(284)	—
Futures and exchange traded futures options contracts	(1,524)	(950)	(1,403)	(2,231)	—	(4,837)	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	200,626	113,193	45,160	50,342	38,140	(11,458)	5,152
Net increase (decrease) in net assets from operations	$224,423	$121,072	$54,986	$107,325	$51,794	$(12,175)	$5,383

(a) Income from affiliated investments	$147	$481	$1,920	$1,589	$96	$—	$135

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Investment income
Dividends (a)	$201	$1,011	$578	$14,644	$19	$1,742	$—
Foreign taxes withheld	—	(34)	—	(657)	(2)	(12)	—
Interest	—	—	8,332	—	27,677	50,696	36,257
Securities lending (a)	—	181	84	539	7	57	—
Total investment income	201	1,158	8,994	14,526	27,701	52,483	36,257

Expenses
Advisory fees	18	943	1,499	3,333	4,608	12,738	5,134
Administrative fees	8	189	375	796	944	2,547	1,252
12b-1 fees (Class A)	10	251	499	1,060	1,887	5,076	1,670
Licensing fees	1	—	—	—	—	—	—
Legal fees	—	1	1	51	4	10	3
Trustee fees	—	2	4	7	13	37	12
Dividends on securities sold short	—	—	—	—	—	—	—
Interest expense	—	—	—	—	491	40	—
Other expenses	—	2	4	26	16	53	45
Total expenses	37	1,388	2,382	5,273	7,963	20,501	8,116
Expense waiver	—	—	—	—	—	—	—
Net expenses	37	1,388	2,382	5,273	7,963	20,501	8,116
Net investment income (loss)	164	(230)	6,612	9,253	19,738	31,982	28,141

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	44	6,859	9,439	25,689	63,101	20,101	2,965
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	67	—	3,004	(4,099)	—
Foreign currency related items	—	(11)	(31)	(53)	3,451	(3,065)	—
Futures contracts	—	—	(3,324)	—	(448)	10,012	(731)
Written option contracts	—	—	—	—	5,161	4,228	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	7	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,559	(12,084)	14,289	18,891	47,149	87,062	(3,326)
OTC swap agreements	—	—	(44)	—	1,244	3,372	—
Foreign currency related items	—	1	(6)	(15)	(7,558)	4,074	—
Futures contracts and centrally cleared swap agreements	—	—	(3,787)	—	(11,377)	(3,474)	(342)
Written option contracts	—	—	—	—	(1,505)	2,063	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	1,603	(5,228)	16,603	44,512	102,222	120,274	(1,434)
Net increase (decrease) in net assets from operations	$1,767	$(5,458)	$23,215	$53,765	$121,960	$152,256	$26,707

(a) Income from affiliated investments	$—	$182	$85	$540	$7	$57	$—

See accompanying Notes to Financial Statements.

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Investment income
Dividends (a)	$4,673	$2,756	$1,345	$2,003	$18,899	$15,303	$54,470
Foreign taxes withheld	—	—	—	—	(1,149)	—	—
Interest	82,425	—	—	—	—	—	—
Securities lending (a)	960	122	45	46	316	74	71
Total investment income	88,058	2,878	1,390	2,049	18,066	15,377	54,541

Expenses
Advisory fees	6,060	1,284	782	491	3,580	3,430	5,653
Administrative fees	1,402	171	104	89	662	945	1,580
12b-1 fees (Class A)	2,792	342	193	178	882	1,889	3,158
Licensing fees	—	—	—	—	—	—	—
Legal fees	5	1	1	—	9	3	6
Trustee fees	20	2	1	1	6	13	22
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	20	7	4	3	9	12	19
Total expenses	10,299	1,807	1,085	762	5,148	6,292	10,438
Expense waiver	—	—	—	—	—	—	—
Net expenses	10,299	1,807	1,085	762	5,148	6,292	10,438
Net investment income (loss)	77,759	1,071	305	1,287	12,918	9,085	44,103

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	14,797	16,343	13,761	11,606	33,693	1,766	150
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	(16)	—	—
Futures contracts	(4,642)	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	12	15	1	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	67,253	6,248	(3,967)	1,422	8,888	(14,947)	225,742
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	(6)	—	—
Futures contracts and centrally cleared swap agreements	(142)	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	77,266	22,603	9,809	13,029	42,559	(13,181)	225,892
Net increase (decrease) in net assets from operations	$155,025	$23,674	$10,114	$14,316	$55,477	$(4,096)	$269,995

(a) Income from affiliated investments	$963	$122	$45	$46	$316	$74	$71

See accompanying Notes to Financial Statements.

	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund(b)	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(b)	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund
Investment income
Dividends (a)	$20,009	$233	$16,799	$1	$16,421	$9,086	$13
Foreign taxes withheld	—	—	—	—	(98)	(15)	—
Interest	—	—	—	312	—	—	13,950
Securities lending (a)	8	—	50	—	180	406	19
Total investment income	20,017	233	16,849	313	16,503	9,477	13,982

Expenses
Advisory fees	3,195	68	2,359	503	12,231	9,320	3,442
Administrative fees	878	14	639	116	2,194	1,327	852
12b-1 fees (Class A)	1,754	27	1,276	155	4,330	2,592	1,703
Licensing fees	—	—	—	—	—	—	—
Legal fees	4	—	2	—	8	5	3
Trustee fees	12	—	9	1	33	19	12
Dividends on securities sold short	—	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—	—
Other expenses	12	1	9	3	30	17	11
Total expenses	5,855	110	4,294	778	18,826	13,280	6,023
Expense waiver	—	—	—	—	—	—	—
Net expenses	5,855	110	4,294	778	18,826	13,280	6,023
Net investment income (loss)	14,162	123	12,555	(465)	(2,323)	(3,803)	7,959

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	3,766	480	2,285	(1)	240,329	149,918	1,081
Affiliated investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	165	—	—	—
Foreign currency related items	—	—	—	—	(18)	2	(3)
Futures contracts	—	—	—	(4,165)	—	112	(872)
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	15	23	—
Net change in unrealized appreciation (depreciation) on:
Investments	86,860	4,765	104,301	268	(120,107)	13,699	6,996
OTC swap agreements	—	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—	(35)
Futures contracts and centrally cleared swap agreements	—	—	—	248	—	(81)	(305)
Written option contracts	—	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	90,626	5,245	106,586	(3,483)	120,219	163,673	6,862
Net increase (decrease) in net assets from operations	$104,788	$5,368	$119,141	$(3,948)	$117,896	$159,870	$14,821

(a) Income from affiliated investments	$8	$—	$50	$1	$195	$448	$32

(b) Period from April 28, 2014 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$27,879	$28,856	$—	$20,505
Foreign taxes withheld	(86)	(66)	—	(190)
Interest	—	10,693	1,169	—
Securities lending (a)	493	135	—	46
Total investment income	28,286	39,618	1,169	20,361

Expenses
Advisory fees	7,946	7,573	1,760	4,084
Administrative fees	1,297	1,751	674	864
12b-1 fees (Class A)	2,594	3,501	1,341	1,698
Licensing fees	—	—	—	—
Legal fees	5	6	2	3
Trustee fees	18	25	10	13
Dividends on securities sold short	—	—	—	—
Short holdings borrowing fees	—	—	—	—
Other expenses	16	23	10	12
Total expenses	11,876	12,879	3,797	6,674
Expense waiver	(87)	—	(2,628)	—
Net expenses	11,789	12,879	1,169	6,674
Net investment income (loss)	16,497	26,739	—	13,687

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	142,572	92,715	12	34,670
Affiliated investments	—	—	—	—
Swap agreements	—	143	—	—
Foreign currency related items	3	(4)	—	2
Futures contracts	—	(446)	—	—
Written option contracts	—	—	—	—
Investment securities sold short	—	—	—	—
Brokerage commissions recaptured	17	2	—	3
Net change in unrealized appreciation (depreciation) on:
Investments	78,922	96,654	—	60,198
OTC swap agreements	—	(117)	—	—
Foreign currency related items	—	1	—	(1)
Futures contracts and centrally cleared swap agreements	—	421	—	—
Written option contracts	—	—	—	—
Investment securities sold short	—	—	—	—
Net realized and unrealized gain (loss)	221,514	189,369	12	94,872
Net increase (decrease) in net assets from operations	$238,011	$216,108	$12	$108,559

(a) Income from affiliated investments	$500	$144	$—	$47

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Cash Flows (in thousands)

For the Six Months Ended June 30, 2014

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PIMCO Real Return Fund
Cash flows provided by (used in) operating activities
Net increase in net assets from operations	$18,522	$121,960
Adjustments to reconcile net increase in net assets from operations to net cash flow provided by (used in) operating activities:
Purchase of long-term investments	(154,963)	(2,950,731)
Proceeds from sales and maturities of long-term investments	128,828	2,896,507
Net (purchases) sales of short-term investments	(4,614)	686,783
Proceeds from securities sold short/forward sales commitments	40,162	1,172
Purchases to cover securities sold short/forward sales commitments	(27,657)	—
Proceeds from class action settlements	36	—
Increase in receivable for investments sold	(1,101)	(291,902)
Increase in payable for investments purchased	4,863	222,555
Decrease (Increase) in receivable for dividends and interest	(12)	2,017
Increase (decrease) for dividends on securities sold short	(30)	—
Increase in payable for interest expense and brokerage charges	99	154
Increase in other assets	(1)	(6)
Increase in payable for expenses	20	88
Net amortization on investments	—	4,765
Net inflation compensation on investments	—	(15,569)
Net OTC swap agreements payments	—	3,167
Net decrease in variation margin on financial derivative instruments	—	(6,883)
Proceeds from currency transactions	—	1,127
Change in unrealized (appreciation) depreciation on investments, futures contracts, written options, swap agreements and currency	1,624	(27,953)
Net realized gain on investments, written options and currency	(20,235)	(71,713)
Net cash flow provided by (used in) operating activities	(14,459)	575,538
Cash flows provided by (used in) financing activities
Net proceeds from capital share transactions	14,459	87,465
Net borrowing from secured financing transactions	—	3,451
Net proceeds from secured borrowing transactions	—	(2,368)
Increase in receivable for treasury roll transactions	—	(271,612)
Decrease in payable for treasury roll transactions	—	(402,408)
Decrease in receivable for deposits with brokers and counterparties	—	15,943
Decrease in payable for deposits with counterparties	—	(2,116)
Net cash flow provided by (used in) financing activities	14,459	(571,645)
Net increase in cash	—	3,893
Cash and foreign currency at beginning of period	—	2,295
Cash and foreign currency at end of period	$—	$6,188

Supplemental disclosure of operating activities:
Short holding borrowing fees during the period	$559	$—
Interest expense during the period	$—	$491

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2014

	JNL/Alliance Bernstein Dynamic Asset Allocation Fund(a)(b)	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Commodity Securities Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund
Operations
Net investment income (loss)	$28	$(2,950)	$1,508	$24,894	$(1,002)	$8,553	$3,966
Net realized gain (loss)	79	(9,377)	33,546	88,498	67,653	27,345	23,349
Net change in unrealized appreciation (depreciation)	313	(14,750)	160,722	(4,640)	(58,763)	97,772	(10,096)
Net increase (decrease) in net assets from operations	420	(27,077)	195,776	108,752	7,888	133,670	17,219
Share transactions(1)
Proceeds from the sale of shares
Class A	14,539	84,831	253,975	688,525	272,695	383,320	40,676
Class B	—	—	94	69	77	53	19
Cost of shares redeemed
Class A	(26)	(127,211)	(319,185)	(200,568)	(172,182)	(71,861)	(47,029)
Class B	—	—	(80)	(99)	(28)	(22)	(30)
Net increase (decrease) in net assets from share transactions	14,513	(42,380)	(65,196)	487,927	100,562	311,490	(6,364)
Net increase (decrease) net assets	14,933	(69,457)	130,580	596,679	108,450	445,160	10,855
Net assets beginning of period	—	482,813	1,454,951	2,748,052	1,013,789	675,068	485,329
Net assets end of period	$14,933	$413,356	$1,585,531	$3,344,731	$1,122,239	$1,120,228	$496,184
Undistributed (excess of distributions over) net investment income (loss)	$28	$(414)	$834	$38,504	$(1,516)	$17,633	$7,072

(1) Share transactions
Shares sold
Class A	1,443	8,699	22,064	55,623	9,956	24,580	3,603
Class B	—	—	8	6	3	3	2
Shares redeemed
Class A	(3)	(13,167)	(27,197)	(16,173)	(6,317)	(4,667)	(4,160)
Class B	—	—	(7)	(8)	(1)	(1)	(3)
Net increase/(decrease)
Class A	1,440	(4,468)	(5,133)	39,450	3,639	19,913	(557)
Class B	—	—	1	(2)	2	2	(1)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$9,181	$—	$119,660	$1,384,869 (c)	$707,176	$518,196	$259,470 (d)
Proceeds from sales of securities	1,169	—	184,007	1,009,435 (c)	615,468	211,691	167,986 (d)

(a)  Consolidated Statement of Changes in Net Assets.

(b)  Period from April 28, 2014 (commencement of operations).

(c)  Amounts include $151,083 and $171,626 of purchases and sales, respectively, of U.S. Government Securities.

(d)  Amounts include $18,997 and $24,722 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Operations
Net investment income (loss)	$2,594	$2,774	$(793)	$1,200	$3,685	$19,438	$33,111
Net realized gain (loss)	16,493	1,493	90,273	3,039	(748)	23,013	1,902
Net change in unrealized appreciation (depreciation)	(5,906)	32,492	(62,574)	5,938	20,280	10,240	12,512
Net increase (decrease) in net assets from operations	13,181	36,759	26,906	10,177	23,217	52,691	47,525
Share transactions(1)
Proceeds from the sale of shares
Class A	33,760	194,146	205,035	28,241	44,037	325,198	395,691
Class B	16	36	84	10	34	124	84
Cost of shares redeemed
Class A	(37,049)	(75,844)	(264,029)	(28,882)	(58,103)	(120,467)	(185,009)
Class B	(35)	(19)	(110)	(11)	(14)	(34)	(75)
Net increase (decrease) in net assets from share transactions	(3,308)	118,319	(59,020)	(642)	(14,046)	204,821	210,691
Net increase (decrease) net assets	9,873	155,078	(32,114)	9,535	9,171	257,512	258,216
Net assets beginning of period	420,339	500,754	1,639,138	135,427	355,011	988,791	1,752,908
Net assets end of period	$430,212	$655,832	$1,607,024	$144,962	$364,182	$1,246,303	$2,011,124
Undistributed (excess of distributions over) net investment income (loss)	$5,880	$6,238	$(2,349)	$2,608	$6,647	$29,183	$88,428

(1) Share transactions
Shares sold
Class A	1,099	18,118	7,117	3,725	6,239	27,251	33,022
Class B	1	3	3	2	5	10	6
Shares redeemed
Class A	(1,204)	(7,115)	(9,284)	(3,820)	(8,315)	(10,143)	(15,479)
Class B	(1)	(2)	(4)	(2)	(2)	(3)	(6)
Net increase/(decrease)
Class A	(105)	11,003	(2,167)	(95)	(2,076)	17,108	17,543
Class B	—	1	(1)	—	3	7	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$76,945	$128,486	$381,917	$41,470	$47,663	$275,003	$293,251
Proceeds from sales of securities	67,308	5,891	446,108	37,756	61,790	78,590	159,216

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Operations
Net investment income (loss)	$52,363	$3,539	$21,752	$1,183	$7,359	$18,273	$5,791
Net realized gain (loss)	26,484	26,575	28,669	41,552	7,286	(31,363)	101,878
Net change in unrealized appreciation (depreciation)	119,271	(15,577)	40,655	3,404	15,589	49,942	(5,373)
Net increase (decrease) in net assets from operations	198,118	14,537	91,076	46,139	30,234	36,852	102,296
Share transactions(1)
Proceeds from the sale of shares
Class A	543,442	109,408	145,663	238,401	152,516	78,762	232,503
Class B	131	36	26	80	158	18	3,641
Cost of shares redeemed
Class A	(213,566)	(63,692)	(100,639)	(204,059)	(134,139)	(200,218)	(166,898)
Class B	(65)	(45)	(40)	(75)	(60)	(14)	(1,749)
Net increase (decrease) in net assets from share transactions	329,942	45,707	45,010	34,347	18,475	(121,452)	67,497
Net increase (decrease) net assets	528,060	60,244	136,086	80,486	48,709	(84,600)	169,793
Net assets beginning of period	2,193,027	441,155	1,120,276	1,032,421	778,970	795,261	1,160,809
Net assets end of period	$2,721,087	$501,399	$1,256,362	$1,112,907	$827,679	$710,661	$1,330,602
Undistributed (excess of distributions over) net investment income (loss)	$136,597	$7,231	$39,225	$4,554	$24,875	$26,531	$7,858

(1) Share transactions
Shares sold
Class A	44,612	9,810	12,259	14,442	13,084		6,863	18,738
Class B	12	4	2	6	13		1	295
Shares redeemed
Class A	(17,588)	(5,727)	(8,476)	(12,471)	(11,521)		(17,296)	(13,489)
Class B	(6)	(4)	(3)	(5)	(5)		(1)	(142)
Net increase/(decrease)
Class A	27,024	4,083	3,783	1,971	1,563		(10,433)	5,249
Class B	6	—	(1)	1	8		—	153
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$380,726	$131,983	$190,110	$194,108	$1,191,984	(a)	$486,587 (b)	$647,430
Proceeds from sales of securities	232,159	78,342	152,443	100,073	1,087,518	(a)	596,770 (b)	598,714

(a)  Amounts include $641,899 and $519,997 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $16,339 and $75,427 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(a)
Operations
Net investment income (loss)	$(103)	$22,644	$16,650	$(1,009)	$734	$237	$19,323
Net realized gain (loss)	20,249	19,797	26,789	65,158	8,649	48,309	111,053
Net change in unrealized appreciation (depreciation)	(1,624)	147,507	40,978	(26,711)	19,546	(12,456)	(146,294)
Net increase (decrease) in net assets from operations	18,522	189,948	84,417	37,438	28,929	36,090	(15,918)
Share transactions(1)
Proceeds from the sale of shares
Class A	51,363	314,937	299,209	166,899	58,967	258,309	508,027
Class B	11	159	99	50	28	101	97
Cost of shares redeemed
Class A	(35,472)	(173,637)	(156,511)	(224,165)	(46,049)	(190,534)	(265,931)
Class B	(15)	(82)	(78)	(102)	(17)	(99)	(253)
Net increase (decrease) in net assets from share transactions	15,887	141,377	142,719	(57,318)	12,929	67,777	241,940
Net increase (decrease) net assets	34,409	331,325	227,136	(19,880)	41,858	103,867	226,022
Net assets beginning of period	198,110	1,545,834	1,229,916	1,017,527	380,873	732,235	3,050,666
Net assets end of period	$232,519	$1,877,159	$1,457,052	$997,647	$422,731	$836,102	$3,276,688
Undistributed (excess of distributions over) net investment income (loss)	$41	$37,473	$27,557	$(474)	$1,931	$230	$39,929

(1) Share transactions
Shares sold
Class A	4,353	30,583	23,316	10,048	3,807	13,023	34,080
Class B	—	15	8	3	2	5	7
Shares redeemed
Class A	(3,055)	(16,928)	(12,205)	(13,683)	(2,998)	(9,683)	(17,888)
Class B	(1)	(8)	(6)	(6)	(1)	(5)	(17)
Net increase/(decrease)
Class A	1,298	13,655	11,111	(3,635)	809	3,340	16,192
Class B	(1)	7	2	(3)	1	—	(10)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$154,963	$443,783	$271,409	$341,971	$102,179	$247,055	$1,038,652
Proceeds from sales of securities	128,828	295,439	131,549	390,914	88,914	171,179	1,160,598
Securities sold short covers	27,657	—	—	—	—	—	—
Securities sold short proceeds	40,162	—	—	—	—	—	—

(a)  Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/ JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund
Operations
Net investment income (loss)	$22,311	$(1,792)	$14,641	$14,458	$7,018	$6,213	$2,446
Net realized gain (loss)	27,156	91,023	34	1,557	(44)	8,416	7,246
Net change in unrealized appreciation (depreciation)	(38,314)	22,154	24,712	101,863	33,650	4,664	7,821
Net increase (decrease) in net assets from operations	11,153	111,385	39,387	117,878	40,624	19,293	17,513
Share transactions(1)
Proceeds from the sale of shares
Class A	107,268	315,616	213,576	153,495	239,375	202,519	38,494
Class B	64	223	35	48	15	51	8
Cost of shares redeemed
Class A	(65,296)	(236,587)	(242,179)	(222,441)	(207,980)	(36,434)	(26,508)
Class B	(48)	(164)	(101)	(77)	(69)	(7)	(5)
Net increase (decrease) in net assets from share transactions	41,988	79,088	(28,669)	(68,975)	31,341	166,129	11,989
Net increase (decrease) net assets	53,141	190,473	10,718	48,903	71,965	185,422	29,502
Net assets beginning of period	674,320	1,288,388	1,169,258	1,523,398	720,702	139,239	153,948
Net assets end of period	$727,461	$1,478,861	$1,179,976	$1,572,301	$792,667	$324,661	$183,450
Undistributed (excess of distributions over) net investment income (loss)	$31,546	$(1,462)	$52,643	$38,752	$15,237	$8,227	$5,837

(1) Share transactions
Shares sold
Class A	13,116	9,850	15,980	14,284	23,941	14,578	2,713
Class B	7	6	2	4	1	4	—
Shares redeemed
Class A	(7,927)	(7,500)	(18,117)	(20,601)	(20,858)	(2,649)	(1,871)
Class B	(6)	(5)	(7)	(7)	(7)	(1)	—
Net increase/(decrease)
Class A	5,189	2,350	(2,137)	(6,317)	3,083	11,929	842
Class B	1	1	(5)	(3)	(6)	3	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$300,350	$513,261	$49,672 (a)	$157,730	$172,832	$254,493	$143,143
Proceeds from sales of securities	232,113	448,223	38,742 (a)	249,827	152,619	84,196	128,450

(a)  Amounts include $32,760 and $33,105 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Operations
Net investment income (loss)	$23,797	$7,879	$9,826	$56,983	$13,654	$(717)	$231
Net realized gain (loss)	15,662	65,552	86,502	6,423	14,568	(6,638)	18,156
Net change in unrealized appreciation (depreciation)	184,964	47,641	(41,342)	43,919	23,572	(4,820)	(13,004)
Net increase (decrease) in net assets from operations	224,423	121,072	54,986	107,325	51,794	(12,175)	5,383
Share transactions(1)
Proceeds from the sale of shares
Class A	648,058	344,544	327,146	380,906	208,631	19,627	54,444
Class B	8,572	6,834	5,959	5,619	1,124	43	8
Cost of shares redeemed
Class A	(380,554)	(301,435)	(337,157)	(367,501)	(756,207)	(192,917)	(115,813)
Class B	(4,006)	(5,051)	(4,489)	(2,989)	(638)	(2)	(39)
Net increase (decrease) in net assets from share transactions	272,070	44,892	(8,541)	16,035	(547,090)	(173,249)	(61,400)
Net increase (decrease) net assets	496,493	165,964	46,445	123,360	(495,296)	(185,424)	(56,017)
Net assets beginning of period	3,095,092	1,652,153	1,849,552	2,336,194	1,547,974	231,165	147,528
Net assets end of period	$3,591,585	$1,818,117	$1,895,997	$2,459,554	$1,052,678	$45,741	$91,511
Undistributed (excess of distributions over) net investment income (loss)	$24,044	$12,310	$9,054	$55,550	$25,126	$3,481	$620

(1) Share transactions
Shares sold
Class A	41,763	18,299	19,627	26,173	17,628	2,048	3,821
Class B	548	361	354	373	92	4	1
Shares redeemed
Class A	(24,634)	(16,064)	(20,240)	(25,240)	(63,643)	(20,177)	(8,157)
Class B	(253)	(263)	(266)	(201)	(52)	—	(3)
Net increase/(decrease)
Class A	17,129	2,235	(613)	933	(46,015)	(18,129)	(4,336)
Class B	295	98	88	172	40	4	(2)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$325,036	$232,775	$289,430	$127,167	$856,566 (a)	$1,168	$116,147
Proceeds from sales of securities	25,688	176,688	258,496	62,014	1,383,067 (a)	3,352	177,072

(a)  Amounts include $777,761 and $1,159,718 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Utilities Sector Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/ Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund
Operations
Net investment income (loss)	$164	$(230)	$6,612	$9,253	$19,738	$31,982	$28,141
Net realized gain (loss)	44	6,855	6,151	25,636	74,269	27,177	2,234
Net change in unrealized appreciation (depreciation)	1,559	(12,083)	10,452	18,876	27,953	93,097	(3,668)
Net increase (decrease) in net assets from operations	1,767	(5,458)	23,215	53,765	121,960	152,256	26,707
Share transactions(1)
Proceeds from the sale of shares
Class A	20,013	189,997	166,856	158,147	367,979	593,733	551,303
Class B	—	3	8	41	99	2,153	—
Proceeds in connection with acquisition
Class A	—	—	—	168,302	—	—	—
Class B	—	—	—	61	—	—	—
Cost of shares redeemed
Class A	(2,138)	(122,570)	(139,335)	(120,133)	(278,472)	(773,026)	(325,572)
Class B	—	—	(3)	(75)	(61)	(3,499)	—
Net increase (decrease) in net assets from share transactions	17,875	67,430	27,526	206,343	89,545	(180,639)	225,731
Net increase (decrease) net assets	19,642	61,972	50,741	260,108	211,505	(28,383)	252,438
Net assets beginning of period	3,246	209,551	467,455	988,402	1,821,448	5,158,700	1,543,108
Net assets end of period	$22,888	$271,523	$518,196	$1,248,510	$2,032,953	$5,130,317	$1,795,546
Undistributed (excess of distributions over) net investment income (loss)	$165	$(227)	$11,465	$16,235	$22,091	$71,669	$67,031

(1) Share transactions
Shares sold
Class A	1,933	14,454	15,518		11,021	34,939		46,333	50,209
Class B	—	—	1		3	9		158	—
Shares issued in connection with acquisition
Class A	—	—	—		11,927	—		—	—
Class B	—	—	—		4	—		—	—
Shares redeemed
Class A	(206)	(9,650)	(12,932)		(8,390)	(26,487)		(60,360)	(29,635)
Class B	—	—	—		(5)	(6)		(256)	—
Net increase/(decrease)
Class A	1,727	4,804	2,586		14,558	8,452		(14,027)	20,574
Class B	—	—	1		2	3		(98)	—
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$18,276	$129,624	$452,427	(a)	$149,443	$2,950,634	(b)	$6,544,682 (c)	$643,478
Proceeds from sales of securities	388	72,418	448,306	(a)	101,721	2,897,589	(b)	7,898,789 (c)	311,201

(a)  Amounts include $146,194 and $180,823 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $2,594,460 and $2,688,849 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $5,472,484 and $7,487,078 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund
Operations
Net investment income (loss)	$77,759	$1,071	$305	$1,287	$12,918	$9,085	$44,103
Net realized gain (loss)	10,155	16,355	13,776	11,607	33,677	1,766	150
Net change in unrealized appreciation (depreciation)	67,111	6,248	(3,967)	1,422	8,882	(14,947)	225,742
Net increase (decrease) in net assets from operations	155,025	23,674	10,114	14,316	55,477	(4,096)	269,995
Share transactions(1)
Proceeds from the sale of shares
Class A	815,470	123,954	71,912	34,694	173,696	778,161	751,390
Class B	2,404	55	3,422	489	13	63	61
Cost of shares redeemed
Class A	(437,324)	(71,717)	(62,929)	(34,552)	(83,162)	(294,879)	(324,282)
Class B	(1,900)	(37)	(5,329)	(194)	(44)	(57)	(72)
Net increase (decrease) in net assets from share transactions	378,650	52,255	7,076	437	90,503	483,288	427,097
Net increase (decrease) net assets	533,675	75,929	17,190	14,753	145,980	479,192	697,092
Net assets beginning of period	2,585,335	318,806	215,819	179,838	826,697	1,721,251	2,929,374
Net assets end of period	$3,119,010	$394,735	$233,009	$194,591	$972,677	$2,200,443	$3,626,466
Undistributed (excess of distributions over) net investment income (loss)	$79,081	$2,928	$438	$3,491	$49,209	$16,238	$95,696

(1) Share transactions
Shares sold
Class A	110,341	8,303	5,794	1,896	13,957	47,483	51,077
Class B	292	4	276	27	1	3	4
Shares redeemed
Class A	(59,373)	(4,845)	(5,173)	(1,917)	(6,694)	(18,012)	(22,246)
Class B	(228)	(2)	(430)	(10)	(4)	(3)	(5)
Net increase/(decrease)
Class A	50,968	3,458	621	(21)	7,263	29,471	28,831
Class B	64	2	(154)	17	(3)	—	(1)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,246,510	$112,072	$64,587	$35,429	$245,996	$499,227	$469,160
Proceeds from sales of securities	759,641	57,936	57,181	34,608	151,197	9,425	—

See accompanying Notes to Financial Statements.

	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund(c)	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(c)	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund
Operations
Net investment income (loss)	$14,162	$123	$12,555	$(465)	$(2,323)	$(3,803)	$7,959
Net realized gain (loss)	3,766	480	2,285	(3,999)	240,326	150,055	206
Net change in unrealized appreciation (depreciation)	86,860	4,765	104,301	516	(120,107)	13,618	6,656
Net increase (decrease) in net assets from operations	104,788	5,368	119,141	(3,948)	117,896	159,870	14,821
Share transactions(1)
Proceeds from the sale of shares
Class A	543,539	87,024	398,222	506,472	473,198	355,312	317,363
Class B	80	100	45	—	4,925	6,569	939
Cost of shares redeemed
Class A	(254,696)	(3,567)	(188,187)	(41,342)	(380,303)	(270,747)	(207,702)
Class B	(289)	—	(145)	—	(4,658)	(4,571)	(88)
Net increase (decrease) in net assets from share transactions	288,634	83,557	209,935	465,130	93,162	86,563	110,512
Net increase (decrease) net assets	393,422	88,925	329,076	461,182	211,058	246,433	125,333
Net assets beginning of period	1,616,994	—	1,167,655	—	4,382,041	2,565,472	1,657,511
Net assets end of period	$2,010,416	$88,925	$1,496,731	$461,182	$4,593,099	$2,811,905	$1,782,844
Undistributed (excess of distributions over) net investment income (loss)	$31,051	$123	$26,866	$(465)	$(2,398)	$(7,590)	$28,109

(1) Share transactions
Shares sold
Class A	34,454	8,657	26,068	50,686		14,250	9,287	31,784
Class B	5	10	3	—		147	169	94
Shares redeemed
Class A	(16,331)	(349)	(12,532)	(4,157)		(11,536)	(7,088)	(20,802)
Class B	(18)	—	(9)	—		(138)	(116)	(9)
Net increase/(decrease)
Class A	18,123	8,308	13,536	46,529		2,714	2,199	10,982
Class B	(13)	10	(6)	—		9	53	85
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$327,671	$99,226	$247,242	$416,125	(a)	$1,004,290	$467,082	$407,621	(b)
Proceeds from sales of securities	31,883	15,708	31,844	1,832	(a)	888,925	407,422	235,283	(b)

(a)  Amounts include $288,895 and $1,524 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $74,475 and $43,825 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Period from April 28, 2014 (commencement of operations).

See accompanying Notes to Financial Statements.

	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$16,497	$26,739	$—	$13,687
Net realized gain (loss)	142,592	92,410	12	34,675
Net change in unrealized appreciation (depreciation)	78,922	96,959	—	60,197
Net increase (decrease) in net assets from operations	238,011	216,108	12	108,559
Share transactions(1)
Proceeds from the sale of shares
Class A	508,506	509,789	1,009,636	119,476
Class B	119	80	2,429	3,351
Cost of shares redeemed
Class A	(239,390)	(284,704)	(993,130)	(166,646)
Class B	(119)	(98)	(3,076)	(1,342)
Net increase (decrease) in net assets from share transactions	269,116	225,067	15,859	(45,161)
Net increase (decrease) net assets	507,127	441,175	15,871	63,398
Net assets beginning of period	2,429,466	3,346,832	1,336,742	1,745,296
Net assets end of period	$2,936,593	$3,788,007	$1,352,613	$1,808,694
Undistributed (excess of distributions over) net investment income (loss)	$42,159	$75,469	$(45)	$30,192

(1) Share transactions
Shares sold
Class A	30,566	23,756	1,009,636	5,160
Class B	7	3	2,429	143
Shares redeemed
Class A	(14,420)	(13,256)	(993,130)	(7,204)
Class B	(7)	(4)	(3,076)	(57)
Net increase/(decrease)
Class A	16,146	10,500	16,506	(2,044)
Class B	—	(1)	(647)	86
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$775,173	$2,310,827 (a)	$339,803 (b)	$126,096
Proceeds from sales of securities	510,905	2,238,024 (a)	447,680 (b)	138,637

(a)  Amounts include $1,774,366 and $1,859,537 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $219,163 and $195,863 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Commodity Securities Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$(6,928)	$1,872	$16,521	$(1,424)	$8,028	$5,376	$3,316
Net realized gain (loss)	37,794	(12,526)	75,513	86,135	35,442	26,363	16,506
Net change in unrealized appreciation (depreciation)	6,353	146,846	196,077	133,622	56,013	33,074	59,144
Net increase (decrease) in net assets from operations	37,219	136,192	288,111	218,333	99,483	64,813	78,966
Distributions to shareholders
From net investment income
Class A	(16,451)	(5,457)	(13,571)	(213)	(3,583)	(7,670)	(4,743)
Class B	(4)	(5)	(1)	—	(1)	(9)	(5)
From net realized gains
Class A	(664)	—	—	(69,079)	(12,053)	—	—
Class B	—	—	—	(24)	(2)	—	—
Total distributions to shareholders	(17,119)	(5,462)	(13,572)	(69,316)	(15,639)	(7,679)	(4,748)
Share transactions(1)
Proceeds from the sale of shares
Class A	201,549	455,992	1,181,545	508,078	406,451	89,696	75,651
Class B	—	215	132	48	88	72	49
Reinvestment of distributions
Class A	17,115	5,457	13,571	69,292	15,636	7,670	4,743
Class B	4	5	1	24	3	9	5
Cost of shares redeemed
Class A	(297,651)	(597,015)	(314,656)	(184,541)	(129,815)	(85,451)	(78,452)
Class B	—	(203)	(138)	(68)	(152)	(76)	(79)
Net increase (decrease) in net assets from share transactions	(78,983)	(135,549)	880,455	392,833	292,211	11,920	1,917
Net increase (decrease) net assets	(58,883)	(4,819)	1,154,994	541,850	376,055	69,054	76,135
Net assets beginning of year	541,696	1,459,770	1,593,058	471,939	299,013	416,275	344,204
Net assets end of year	$482,813	$1,454,951	$2,748,052	$1,013,789	$675,068	$485,329	$420,339
Undistributed (excess of distributions over) net investment income	$2,536	$(674)	$13,610	$(514)	$9,080	$3,106	$3,286

(1) Share transactions
Shares sold
Class A	19,705	42,661	101,812		19,257	29,547	8,401		2,671
Class B	—	21	12		2	6	7		2
Reinvestment of distributions
Class A	1,732	498	1,129		2,635	1,111	693		157
Class B	—	—	—		1	—	1		—
Shares redeemed
Class A	(28,777)	(55,543)	(27,038)		(7,249)	(9,337)	(8,020)		(2,791)
Class B	—	(19)	(12)		(3)	(10)	(7)		(3)
Net increase/(decrease)
Class A	(7,340)	(12,384)	75,903		14,643	21,321	1,074		37
Class B	—	2	—		—	(4)	1		(1)
Purchase and sales of investment securities (excluding short—term securities):
Purchase of securities	$—	$275,890	$1,759,253	(b)	$1,095,702	$592,928	$427,259	(c)	$101,091
Proceeds from sales of securities	—	379,891	951,233	(b)	769,347	310,467	426,506	(c)	109,600

(a)  Consolidated Statement of Changes in Net Assets.

(b)  Amounts include $239,282 and $154,426 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $223,778 and $225,938 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund
Operations
Net investment income (loss)	$3,475	$(4,055)	$1,566	$3,807	$10,009	$45,463	$85,239
Net realized gain (loss)	7,728	119,786	(3,569)	3,147	25,469	19,307	(3,893)
Net change in unrealized appreciation (depreciation)	89,241	264,686	(8,041)	(18,398)	176,253	(18,635)	167,677
Net increase (decrease) in net assets from operations	100,444	380,417	(10,044)	(11,444)	211,731	46,135	249,023
Distributions to shareholders
From net investment income
Class A	(3,547)	(1,032)	(1,720)	(3,281)	(10,156)	(37,114)	(77,436)
Class B	(3)	(2)	(2)	(3)	(5)	(6)	(25)
From net realized gains
Class A	(16,832)	(31,502)	(1,117)	—	—	(103)	—
Class B	(11)	(22)	(1)	—	—	—	—
Total distributions to shareholders	(20,393)	(32,558)	(2,840)	(3,284)	(10,161)	(37,223)	(77,461)
Share transactions(1)
Proceeds from the sale of shares
Class A	272,771	562,069	74,141	136,315	244,614	1,166,997	711,341
Class B	75	242	90	109	64	271	162
Proceeds in connection with acquisition
Class A	—	—	—	—	56,597	—	—
Class B	—	—	—	—	20	—	—
Reinvestment of distributions
Class A	20,379	32,534	2,837	3,281	10,156	37,217	77,436
Class B	14	24	3	3	5	6	25
Cost of shares redeemed
Class A	(102,750)	(576,357)	(80,929)	(143,760)	(182,280)	(438,043)	(390,223)
Class B	(53)	(271)	(170)	(208)	(93)	(190)	(132)
Net increase (decrease) in net assets from share transactions	190,436	18,241	(4,028)	(4,260)	129,083	766,258	398,609
Net increase (decrease) net assets	270,487	366,100	(16,912)	(18,988)	330,653	775,170	570,171
Net assets beginning of year	230,267	1,273,038	152,339	373,999	658,138	977,738	1,622,856
Net assets end of year	$500,754	$1,639,138	$135,427	$355,011	$988,791	$1,752,908	$2,193,027
Undistributed (excess of distributions over) net investment income	$3,464	$(1,556)	$1,408	$2,962	$9,745	$55,317	$84,234

(1) Share transactions
Shares sold
Class A	27,882	21,378	9,467	19,301	23,591	96,785	62,335
Class B	8	9	12	16	7	23	15
Shares issued in connection with acquisition
Class A	—	—	—	—	5,225	—	—
Class B	—	—	—	—	2	—	—
Reinvestment of distributions
Class A	2,008	1,164	373	459	904	3,151	6,751
Class B	1	1	1	—	—	1	2
Shares redeemed
Class A	(10,639)	(22,085)	(10,455)	(20,705)	(17,754)	(36,320)	(34,231)
Class B	(5)	(10)	(22)	(30)	(9)	(16)	(12)
Net increase/(decrease)
Class A	19,251	457	(615)	(945)	11,966	63,616	34,855
Class B	4	—	(9)	(14)	—	8	5
Purchase and sales of investment securities (excluding short—term securities):
Purchase of securities	$198,127	$1,008,927	$93,376	$101,187	$201,047	$872,140	$726,184
Proceeds from sales of securities	30,014	1,018,298	99,985	107,497	132,091	244,361 (a)	354,487

(a)  Amounts include $24,393 sales of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund
Operations
Net investment income (loss)	$3,799	$15,196	$3,523	$13,446	$37,632	$6,185	$136
Net realized gain (loss)	21,838	59,264	96,466	(2,760)	(6,620)	220,647	26,404
Net change in unrealized appreciation (depreciation)	68,691	164,231	161,932	(21,647)	(103,145)	79,906	21,100
Net increase (decrease) in net assets from operations	94,328	238,691	261,921	(10,961)	(72,133)	306,738	47,640
Distributions to shareholders
From net investment income
Class A	(3,675)	(8,775)	(7,288)	(23,343)	(66,859)	(3,918)	(288)
Class B	(3)	(5)	(5)	(12)	(14)	(90)	(1)
From net realized gains
Class A	(6,152)	—	(6,025)	(31,994)	(27,877)	(198,035)	(3,064)
Class B	(4)	—	(3)	(15)	(6)	(3,315)	(3)
Total distributions to shareholders	(9,834)	(8,780)	(13,321)	(55,364)	(94,756)	(205,358)	(3,356)
Share transactions(1)
Proceeds from the sale of shares
Class A	214,630	216,052	439,729	225,701	357,207	330,880	73,093
Class B	93	104	143	119	39	7,963	20
Reinvestment of distributions
Class A	9,827	8,775	13,313	55,337	94,736	201,953	3,352
Class B	7	5	8	27	20	3,405	4
Cost of shares redeemed
Class A	(126,138)	(163,932)	(589,249)	(344,909)	(442,659)	(458,646)	(52,420)
Class B	(127)	(137)	(189)	(81)	(114)	(3,703)	(147)
Net increase (decrease) in net assets from share transactions	98,292	60,867	(136,245)	(63,806)	9,229	81,852	23,902
Net increase (decrease) net assets	182,786	290,778	112,355	(130,131)	(157,660)	183,232	68,186
Net assets beginning of year	258,369	829,498	920,066	909,101	952,921	977,577	129,924
Net assets end of year	$441,155	$1,120,276	$1,032,421	$778,970	$795,261	$1,160,809	$198,110
Undistributed (excess of distributions over) net investment income	$3,692	$17,473	$3,371	$17,516	$8,258	$2,067	$144

(1) Share transactions
Shares sold
Class A	21,317	20,328	29,911	18,233	25,787	26,022	7,163
Class B	8	10	10	10	3	624	3
Reinvestment of distributions
Class A	917	772	825	4,846	8,303	16,942	303
Class B	1	—	—	2	2	285	—
Shares redeemed
Class A	(12,639)	(15,515)	(42,017)	(28,069)	(32,182)	(35,632)	(5,113)
Class B	(13)	(13)	(14)	(6)	(8)	(281)	(13)
Net increase/(decrease)
Class A	9,595	5,585	(11,281)	(4,990)	1,908	7,332	2,353
Class B	(4)	(3)	(4)	6	(3)	628	(10)
Purchase and sales of investment securities (excluding short—term securities):
Purchase of securities	$173,520	$307,396	$206,432	$6,525,653 (a)	$1,348,744 (b)	$1,276,802	$230,325
Proceeds from sales of securities	83,806	244,908	370,936	6,682,321 (a)	1,374,315 (b)	1,375,326	214,941
Securities sold short covers	—	—	—	—	—	—	55,903
Securities sold short proceeds	—	—	—	—	—	—	52,482

(a)  Amounts include $6,192,259 and $6,229,642 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $227,274 and $166,134 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund(a)	JNL/JPMorgan International Value Fund
Operations
Net investment income (loss)	$23,083	$12,848	$567	$1,208	$(1,612)	$14,852	$11,600
Net realized gain (loss)	84,204	16,825	198,494	55,450	34,106	195,564	36,059
Net change in unrealized appreciation (depreciation)	(65,525)	141,732	138,177	17,774	144,176	337,341	65,423
Net increase (decrease) in net assets from operations	41,762	171,405	337,238	74,432	176,670	547,757	113,082
Distributions to shareholders
From net investment income
Class A	(48,172)	(11,406)	(3,304)	(635)	(701)	(34,956)	(20,608)
Class B	(28)	(7)	(7)	(1)	(1)	(11)	(25)
From net realized gains
Class A	—	—	(59,818)	—	(12,584)	—	—
Class B	—	—	(74)	—	(11)	—	—
Total distributions to shareholders	(48,200)	(11,413)	(63,203)	(636)	(13,297)	(34,967)	(20,633)
Share transactions(1)
Proceeds from the sale of shares
Class A	671,384	641,752	303,406	167,535	388,899	878,426	167,038
Class B	249	195	125	56	143	439	168
Reinvestment of distributions
Class A	48,172	11,406	63,122	635	13,285	34,956	20,608
Class B	28	7	81	1	12	11	25
Cost of shares redeemed
Class A	(530,560)	(313,307)	(619,128)	(82,059)	(228,419)	(420,526)	(113,085)
Class B	(309)	(129)	(158)	(52)	(147)	(169)	(103)
Net increase (decrease) in net assets from share transactions	188,964	339,924	(252,552)	86,116	173,773	493,137	74,651
Net increase (decrease) net assets	182,526	499,916	21,483	159,912	337,146	1,005,927	167,100
Net assets beginning of year	1,363,308	730,000	996,044	220,961	395,089	2,044,739	507,220
Net assets end of year	$1,545,834	$1,229,916	$1,017,527	$380,873	$732,235	$3,050,666	$674,320
Undistributed (excess of distributions over) net investment income	$14,829	$10,907	$535	$1,197	$(7)	$20,606	$9,235

(1) Share transactions
Shares sold
Class A	65,250	54,632	20,766	11,992	22,423	65,309	21,347
Class B	24	15	8	4	8	31	21
Reinvestment of distributions
Class A	4,956	927	3,972	43	707	2,426	2,582
Class B	3	1	5	—	1	1	3
Shares redeemed
Class A	(51,024)	(26,711)	(41,530)	(5,993)	(13,370)	(31,159)	(14,572)
Class B	(30)	(11)	(11)	(4)	(9)	(12)	(13)
Net increase/(decrease)
Class A	19,182	28,848	(16,792)	6,042	9,760	36,576	9,357
Class B	(3)	5	2	—	—	20	11
Purchase and sales of investment securities (excluding short—term securities):
Purchase of securities	$974,871	$508,610	$872,314	$497,598	$296,053	$1,804,230	$359,689
Proceeds from sales of securities	801,388	181,049	1,154,805	426,461	158,590	1,720,419	296,425

(a)  Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital S&P 500 Index Fund
Operations
Net investment income (loss)	$260	$33,880	$24,441	$8,609	$1,816	$3,676	$33,761
Net realized gain (loss)	107,275	6,113	29,242	(8,162)	849	6,504	21,430
Net change in unrealized appreciation (depreciation)	204,646	(89,379)	(66,745)	(17,837)	15,009	3,101	553,409
Net increase (decrease) in net assets from operations	312,181	(49,386)	(13,062)	(17,390)	17,674	13,281	608,600
Distributions to shareholders
From net investment income
Class A	(1,745)	(42,789)	(22,378)	(4,543)	(982)	(5,142)	(33,429)
Class B	(1)	(22)	(10)	(1)	(1)	(8)	(334)
From net realized gains
Class A	—	—	(27,084)	—	—	—	(13,049)
Class B	—	—	(11)	—	—	—	(115)
Total distributions to shareholders	(1,746)	(42,811)	(49,483)	(4,544)	(983)	(5,150)	(46,927)
Share transactions(1)
Proceeds from the sale of shares
Class A	787,720	426,617	562,670	530,052	120,100	105,107	1,256,567
Class B	66	662	90	151	12	37	8,416
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	260,176
Class B	—	—	—	—	—	—	1,064
Reinvestment of distributions
Class A	1,745	42,789	49,462	4,543	982	5,142	46,478
Class B	1	22	21	1	1	8	449
Cost of shares redeemed
Class A	(367,724)	(870,221)	(436,666)	(194,504)	(28,803)	(64,891)	(638,783)
Class B	(79)	(1,033)	(240)	(139)	(8)	(81)	(5,494)
Net increase (decrease) in net assets from share transactions	421,729	(401,164)	175,337	340,104	92,284	45,322	928,873
Net increase (decrease) net assets	732,164	(493,361)	112,792	318,170	108,975	53,453	1,490,546
Net assets beginning of year	556,224	1,662,619	1,410,606	402,532	30,264	100,495	1,604,546
Net assets end of year	$1,288,388	$1,169,258	$1,523,398	$720,702	$139,239	$153,948	$3,095,092
Undistributed (excess of distributions over) net investment income	$330	$38,002	$24,294	$8,219	$2,014	$3,391	$247

(1) Share transactions
Shares sold
Class A	30,212	30,631	50,699	52,006	9,927	7,417	90,788
Class B	3	45	8	15	2	3	612
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	18,397
Class B	—	—	—	—	—	—	74
Reinvestment of distributions
Class A	59	3,242	4,588	451	78	375	3,068
Class B	—	2	2	—	—	1	29
Shares redeemed
Class A	(14,193)	(62,688)	(39,409)	(19,276)	(2,406)	(4,581)	(46,330)
Class B	(3)	(71)	(21)	(13)	(1)	(6)	(398)
Net increase/(decrease)
Class A	16,078	(28,815)	15,878	33,181	7,599	3,211	65,923
Class B	—	(24)	(11)	2	1	(2)	317
Purchase and sales of investment securities (excluding short—term securities):
Purchase of securities	$1,016,224	$10,135 (a)	$531,495	$719,807	$126,938	$176,564	$636,298
Proceeds from sales of securities	627,280	390,590 (a)	372,027	374,827	35,048	133,198	44,866

(a)  Amounts include $8,020 and $374,898 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Global Alpha Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Mellon Capital Utilities Sector Fund(a)
Operations
Net investment income (loss)	$12,287	$14,468	$49,924	$30,334	$(5,217)	$389	$70
Net realized gain (loss)	53,476	84,843	1,209	(4,433)	(15,437)	17,131	(113)
Net change in unrealized appreciation (depreciation)	297,847	350,704	343,329	(82,650)	15,749	19,277	2
Net increase (decrease) in net assets from operations	363,610	450,015	394,462	(56,749)	(4,905)	36,797	(41)
Distributions to shareholders
From net investment income
Class A	(11,028)	(15,454)	(49,996)	(33,326)	—	(593)	(70)
Class B	(109)	(197)	(730)	(105)	—	(1)	—
From net realized gains
Class A	(45,344)	(76,233)	—	(1,243)	—	—	(1)
Class B	(369)	(835)	—	(4)	—	—	—
Total distributions to shareholders	(56,850)	(92,719)	(50,726)	(34,678)	—	(594)	(71)
Share transactions(1)
Proceeds from the sale of shares
Class A	654,590	499,933	561,918	629,473	146,182	98,510	5,630
Class B	7,515	8,728	10,205	1,748	36	40	—
Proceeds in connection with acquisition
Class A	—	278,968	—	—	—	—	—
Class B	—	102	—	—	—	—	—
Reinvestment of distributions
Class A	56,372	91,687	49,996	34,569	—	593	71
Class B	478	1,032	730	109	—	1	—
Cost of shares redeemed
Class A	(353,919)	(457,652)	(381,653)	(856,198)	(398,626)	(65,928)	(2,343)
Class B	(5,155)	(5,922)	(6,320)	(1,629)	(148)	(1)	—
Net increase (decrease) in net assets from share transactions	359,881	416,876	234,876	(191,928)	(252,556)	33,215	3,358
Net increase (decrease) net assets	666,641	774,172	578,612	(283,355)	(257,461)	69,418	3,246
Net assets beginning of year	985,512	1,075,380	1,757,582	1,831,329	488,626	78,110	—
Net assets end of year	$1,652,153	$1,849,552	$2,336,194	$1,547,974	$231,165	$147,528	$3,246
Undistributed (excess of distributions over) net investment income	$4,431	$(762)	$(1,433)	$11,472	$4,198	$389	$1

(1) Share transactions
Shares sold
Class A	38,376	32,262	41,852	52,216	14,360	7,901	582
Class B	442	580	740	140	4	3	—
Shares issued in connection with acquisition
Class A	—	17,398	—	—	—	—	—
Class B	—	6	—	—	—	—	—
Reinvestment of distributions
Class A	3,070	5,474	3,511	2,967	—	43	8
Class B	26	61	50	9	—	—	—
Shares redeemed
Class A	(20,724)	(29,531)	(28,448)	(71,793)	(39,269)	(5,170)	(244)
Class B	(293)	(374)	(461)	(131)	(15)	—	—
Net increase/(decrease)
Class A	20,722	25,603	16,915	(16,610)	(24,909)	2,774	346
Class B	175	273	329	18	(11)	3	—
Purchase and sales of investment securities (excluding short—term securities):
Purchase of securities	$429,614	$300,726	$232,722	$2,819,978 (b)	$147,157	$192,018	$5,567
Proceeds from sales of securities	146,953	243,682	24,814	2,999,181 (b)	139,506	159,203	2,224

(a)  Period from April 29, 2013 (commencement of operations).

(b)  Amounts include $2,665,309 and $2,817,428 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/ Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Operations
Net investment income (loss)	$(346)	$4,889	$7,063	$15,007	$59,506	$39,529	$146,511
Net realized gain (loss)	2,894	(830)	22,817	(246,569)	(14,088)	4,452	58,035
Net change in unrealized appreciation (depreciation)	19,801	(490)	156,793	(13,313)	(179,409)	1,265	(15,134)
Net increase (decrease) in net assets from operations	22,349	3,569	186,673	(244,875)	(133,991)	45,246	189,412
Distributions to shareholders
From net investment income
Class A	—	(741)	(8,197)	(26,969)	(64,920)	(21,743)	(149,300)
Class B	—	—	(10)	(13)	(273)	—	(664)
From net realized gains
Class A	(358)	(542)	(332)	(211,658)	(7,003)	—	(54,653)
Class B	—	—	—	(86)	(26)	—	(235)
Total distributions to shareholders	(358)	(1,283)	(8,539)	(238,726)	(72,222)	(21,743)	(204,852)
Share transactions(1)
Proceeds from the sale of shares
Class A	239,315	471,743	312,724	681,413	1,975,714	1,272,242	1,404,514
Class B	—	1	150	338	4,012	—	3,779
Reinvestment of distributions
Class A	358	1,283	8,529	238,627	71,923	21,743	203,953
Class B	—	—	10	99	299	—	899
Cost of shares redeemed
Class A	(69,217)	(88,894)	(147,903)	(1,699,117)	(2,491,504)	(433,753)	(1,213,883)
Class B	—	(2)	(177)	(439)	(8,425)	—	(3,939)
Net increase (decrease) in net assets from share transactions	170,456	384,131	173,333	(779,079)	(447,981)	860,232	395,323
Net increase (decrease) net assets	192,447	386,417	351,467	(1,262,680)	(654,194)	883,735	379,883
Net assets beginning of year	17,104	81,038	636,935	3,084,128	5,812,894	659,373	2,205,452
Net assets end of year	$209,551	$467,455	$988,402	$1,821,448	$5,158,700	$1,543,108	$2,585,335
Undistributed (excess of distributions over) net investment income	$3	$4,853	$6,982	$2,353	$39,687	$38,890	$1,322

(1) Share transactions
Shares sold
Class A	19,795	45,225		24,421	54,923	152,526	117,172	187,622
Class B	—	—		11	27	291	—	454
Reinvestment of distributions
Class A	28	123		626	23,258	5,704	2,002	28,445
Class B	—	—		1	10	22	—	111
Shares redeemed
Class A	(5,652)	(8,504)		(11,604)	(138,944)	(193,867)	(39,871)	(162,289)
Class B	—	—		(14)	(35)	(612)	—	(470)
Net increase/(decrease)
Class A	14,171	36,844		13,443	(60,763)	(35,637)	79,303	53,778
Class B	—	—		(2)	2	(299)	—	95
Purchase and sales of investment securities (excluding short—term securities):
Purchase of securities	$192,146	$1,485,293	(a)	$285,829	$3,169,582 (b)	$25,783,890 (c)	$1,468,059	$2,466,777
Proceeds from sales of securities	29,267	1,011,122	(a)	120,108	4,251,329 (b)	26,146,693 (c)	658,236	2,140,803

(a)  Amounts include $1,002,399 and $822,392 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $2,882,075 and $3,545,872 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $24,799,914 and $24,690,036 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund
Operations
Net investment income (loss)	$1,859	$805	$2,211	$13,257	$7,165	$51,319	$16,901
Net realized gain (loss)	23,270	15,101	10,593	87,390	235,025	266,369	242,059
Net change in unrealized appreciation (depreciation)	58,231	31,499	37,425	158,357	181,239	179,038	167,446
Net increase (decrease) in net assets from operations	83,360	47,405	50,229	259,004	423,429	496,726	426,406
Distributions to shareholders
From net investment income
Class A	(1,629)	(608)	(1,985)	(62,169)	(8,391)	(37,594)	(12,521)
Class B	(2)	(75)	(7)	(42)	(3)	(15)	(6)
From net realized gains
Class A	—	(11,687)	—	—	(92,527)	(86,787)	(62,093)
Class B	—	(1,034)	—	—	(25)	(32)	(28)
Total distributions to shareholders	(1,631)	(13,404)	(1,992)	(62,211)	(100,946)	(124,428)	(74,648)
Share transactions(1)
Proceeds from the sale of shares
Class A	236,043	151,386	84,740	185,120	839,851	1,178,410	900,392
Class B	42	9,877	572	21	186	347	490
Proceeds in connection with acquisition
Class A	—	—	—	—	—	484,554	—
Class B	—	—	—	—	—	280	—
Reinvestment of distributions
Class A	1,629	12,295	1,985	62,169	100,918	124,381	74,614
Class B	2	1,109	7	42	28	47	34
Cost of shares redeemed
Class A	(154,560)	(95,344)	(73,797)	(302,044)	(366,547)	(498,318)	(409,030)
Class B	(18)	(3,238)	(561)	(70)	(392)	(176)	(407)
Net increase (decrease) in net assets from share transactions	83,138	76,085	12,946	(54,762)	574,044	1,289,525	566,093
Net increase (decrease) net assets	164,867	110,086	61,183	142,031	896,527	1,661,823	917,851
Net assets beginning of year	153,939	105,733	118,655	684,666	824,724	1,267,551	699,143
Net assets end of year	$318,806	$215,819	$179,838	$826,697	$1,721,251	$2,929,374	$1,616,994
Undistributed (excess of distributions over) net investment income	$1,857	$133	$2,204	$36,291	$7,153	$51,593	$16,889

(1) Share transactions
Shares sold
Class A	18,978	13,226	5,519	16,461	54,655	87,052	64,214
Class B	3	852	37	1	12	26	36
Shares issued in connection with acquisition
Class A	—	—	—	—	—	35,535
Class B	—	—	—	—	—	20
Reinvestment of distributions
Class A	114	996	112	5,364	6,165	8,974	4,961
Class B	—	90	—	4	2	3	2
Shares redeemed
Class A	(12,196)	(8,488)	(4,780)	(27,232)	(24,231)	(37,164)	(29,450)
Class B	(1)	(280)	(35)	(6)	(28)	(13)	(30)
Net increase/(decrease)
Class A	6,896	5,734	851	(5,407)	36,589	94,397	39,725
Class B	2	662	2	(1)	(14)	36	8
Purchase and sales of investment securities (excluding short—term securities):
Purchase of securities	$190,760	$136,447	$59,745	$292,396	$1,295,915	$1,861,720	$1,666,726
Proceeds from sales of securities	108,322	73,624	46,449	359,374	817,999	1,108,121	1,163,449

See accompanying Notes to Financial Statements.

	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund
Operations
Net investment income (loss)	$14,321	$(5,519)	$(8,263)	$13,645	$25,702	$44,131	$—
Net realized gain (loss)	234,565	258,372	191,784	1,899	175,144	131,438	16
Net change in unrealized appreciation (depreciation)	73,095	883,722	478,776	(15,117)	428,944	323,547	—
Net increase (decrease) in net assets from operations	321,981	1,136,575	662,297	427	629,790	499,116	16
Distributions to shareholders
From net investment income
Class A	(9,279)	(2,641)	—	(21,288)	(25,537)	(42,971)	(8)
Class B	(5)	(96)	—	(4)	(14)	(19)	—
From net realized gains
Class A	(42,180)	(149,035)	(143,809)	—	(84,208)	(45,129)	(6)
Class B	(20)	(1,977)	(3,181)	—	(41)	(18)	—
Total distributions to shareholders	(51,484)	(153,749)	(146,990)	(21,292)	(109,800)	(88,137)	(14)
Share transactions(1)
Proceeds from the sale of shares
Class A	744,468	1,382,038	617,956	1,090,251	890,217	894,598	2,232,828
Class B	672	5,835	8,492	177	258	266	6,328
Reinvestment of distributions
Class A	51,459	151,676	143,809	21,288	109,745	88,100	14
Class B	25	2,073	3,181	4	55	37	—
Cost of shares redeemed
Class A	(417,842)	(675,411)	(486,472)	(1,452,346)	(657,008)	(446,099)	(2,147,743)
Class B	(419)	(6,780)	(8,391)	(90)	(418)	(276)	(6,496)
Net increase (decrease) in net assets from share transactions	378,363	859,431	278,575	(340,716)	342,849	536,626	84,931
Net increase (decrease) net assets	648,860	1,842,257	793,882	(361,581)	862,839	947,605	84,933
Net assets beginning of year	518,795	2,539,784	1,771,590	2,019,092	1,566,627	2,399,227	1,251,809
Net assets end of year	$1,167,655	$4,382,041	$2,565,472	$1,657,511	$2,429,466	$3,346,832	$1,336,742
Undistributed (excess of distributions over) net investment income	$14,311	$(75)	$(3,787)	$20,150	$25,662	$48,730	$(45)

(1) Share transactions
Shares sold
Class A	55,362	48,635	17,922	108,391	61,318	44,598		2,232,828
Class B	56	209	248	18	17	12		6,328
Reinvestment of distributions
Class A	3,549	4,585	3,875	2,142	7,058	4,285		14
Class B	2	62	84	—	3	2		—
Shares redeemed
Class A	(31,041)	(23,720)	(14,214)	(144,491)	(44,744)	(22,250)		(2,147,743)
Class B	(34)	(234)	(240)	(9)	(27)	(13)		(6,496)
Net increase/(decrease)
Class A	27,870	29,500	7,583	(33,958)	23,632	26,633		85,100
Class B	24	37	92	9	(7)	1		(168)
Purchase and sales of investment securities (excluding short—term securities):
Purchase of securities	$1,326,024	$1,778,083	$746,962	$1,087,606 (a)	$1,062,237	$8,887,439	(b)	$764,233 (c)
Proceeds from sales of securities	985,716	1,112,874	682,179	1,305,782 (a)	784,969	8,403,249	(b)	639,119 (c)

(a)  Amounts include $413,608 and $576,443 of purchases and sales, respectively, of U.S. Government Securities.

(b)  Amounts include $7,806,190 and $7,604,097 of purchases and sales, respectively, of U.S. Government Securities.

(c)  Amounts include $300,457 and $376,985 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL/WMC Value Fund
Operations
Net investment income (loss)	$25,494
Net realized gain (loss)	76,063
Net change in unrealized appreciation (depreciation)	308,873
Net increase (decrease) in net assets from operations	410,430
Distributions to shareholders
From net investment income
Class A	(28,428)
Class B	(494)
From net realized gains
Class A	(61,150)
Class B	(956)
Total distributions to shareholders	(91,028)
Share transactions(1)
Proceeds from the sale of shares
Class A	497,449
Class B	3,754
Reinvestment of distributions
Class A	89,578
Class B	1,450
Cost of shares redeemed
Class A	(445,976)
Class B	(2,554)
Net increase (decrease) in net assets from share transactions	143,701
Net increase (decrease) net assets	463,103
Net assets beginning of year	1,282,193
Net assets end of year	$1,745,296
Undistributed (excess of distributions over) net investment income	$16,505

(1) Share transactions
Shares sold
Class A	23,162
Class B	178
Reinvestment of distributions
Class A	3,944
Class B	63
Shares redeemed
Class A	(20,523)
Class B	(118)
Net increase/(decrease)
Class A	6,583
Class B	123
Purchase and sales of investment securities (excluding short—term securities):
Purchase of securities	$413,573
Proceeds from sales of securities	352,344

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/AllianceBernstein Dynamic Asset Allocation Fund(x)
Class A
06/30/2014*	$10.00	$0.02	$0.35	$0.37	$—	$—		$10.37	3.70%	$14,933	15%		1.16%		1.16%		1.35%
JNL/AQR Managed Futures Strategy Fund(e)
Class A
06/30/2014	10.30	(0.06)	(0.49)	(0.55)	—	—		9.75	(5.34)	413,254	0		1.36		1.36		(1.33)
12/31/2013	9.99	(0.14)	0.83	0.69	(0.37)	(0.01)		10.30	7.08	482,706	0		1.35		1.35		(1.32)
12/31/2012	9.46	(0.12)	0.65	0.53	—	—		9.99	5.60	541,596	0		1.35		1.35		(1.31)
12/31/2011*	10.00	(0.04)	(0.50)	(0.54)	—	—		9.46	(5.40)	459,751	0		1.36		1.36		(1.34)
Class B
06/30/2014	10.32	(0.05)	(0.49)	(0.54)	—	—		9.78	(5.23)	102	0		1.16		1.16		(1.13)
12/31/2013	10.02	(0.12)	0.82	0.70	(0.39)	(0.01)		10.32	7.19	107	0		1.15		1.15		(1.12)
12/31/2012	9.47	(0.12)	0.67	0.55	—	—		10.02	5.81	100	0		1.15		1.15		(1.26)
12/31/2011*	10.00	(0.04)	(0.49)	(0.53)	—	—		9.47	(5.30)	95	0		1.16		1.16		(1.14)
JNL/BlackRock Commodity Securities Strategy Fund(e)
Class A
06/30/2014	11.16	0.01	1.49	1.50	—	—		12.66	13.44	1,584,483	10		0.97		0.97		0.20
12/31/2013	10.23	0.01	0.96	0.97	(0.04)	—		11.16	9.51	1,454,041	23		0.97		0.97		0.13
12/31/2012	10.15	0.03	0.05	0.08	—	—		10.23	0.79	1,458,953	11		0.98		0.98		0.26
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)	—		10.15	(7.37)	1,052,317	14		0.98		0.98		(0.21)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)	—		11.02	17.44	1,000,238	102		1.00		1.00		0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)	—		9.41	50.17	641,108	108		1.03		1.03		0.88
Class B
06/30/2014	11.25	0.02	1.50	1.52	—	—		12.77	13.51	1,048	10		0.77		0.77		0.41
12/31/2013	10.30	0.04	0.97	1.01	(0.06)	—		11.25	9.83	910	23		0.77		0.77		0.34
12/31/2012	10.20	0.04	0.06	0.10	—	—		10.30	0.98	817	11		0.78		0.78		0.43
12/31/2011	11.06	0.00	(0.79)	(0.79)	(0.07)	—		10.20	(7.13)	848	14		0.78		0.78		(0.01)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)	—		11.06	17.59	694	102		0.80		0.80		1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	—		9.44	50.34	538	108		0.83		0.83		1.22
JNL/BlackRock Global Allocation Fund(f)
Class A
06/30/2014	12.35	0.10	0.31	0.41	—	—		12.76	3.32	3,344,506	38		1.08	(g)	1.08	(g)	1.66
12/31/2013	10.86	0.09	1.46	1.55	(0.06)	—		12.35	14.31	2,747,805	54		1.08	(g)	1.08	(g)	0.77
12/31/2012	9.91	0.11	0.84	0.95	—	—		10.86	9.59	1,592,841	49		1.10		1.10		1.03
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)	0.00	(h)	9.91	(3.82)	513,329	33	(i)	0.81		1.19		0.08
12/31/2010*	10.00	0.28	0.07	0.35	—	—		10.35	3.50	179,580	5		0.59		1.26		12.50
Class B
06/30/2014	12.41	0.11	0.33	0.44	—	—		12.85	3.55	225	38		0.88	(g)	0.88	(g)	1.83
12/31/2013	10.91	0.12	1.45	1.57	(0.07)	—		12.41	14.43	247	54		0.88	(g)	0.88	(g)	1.01
12/31/2012	9.94	0.13	0.84	0.97	—	—		10.91	9.76	217	49		0.90		0.90		1.24
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)	0.00	(h)	9.94	(3.53)	85	33	(i)	0.61		0.99		0.28
12/31/2010*	10.00	0.33	0.02	0.35	—	—		10.35	3.50	20	5		0.39		1.06		14.63

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/BlackRock Large Cap Select Growth Fund
Class A
06/30/2014	$27.72	$(0.03)	$0.21	$0.18	$—		$—	$27.90	0.65%		$1,121,836	59%		0.92%	0.92%	(0.19)%
12/31/2013	21.52	(0.06)	8.34	8.28	(0.01)		(2.07)	27.72	38.99	(j)	1,013,437	125		0.95	0.95	(0.23)
12/31/2012	21.28	0.01	2.22	2.23	(0.04)		(1.95)	21.52	10.61		471,670	143		0.97	0.97	0.04
12/31/2011	21.19	0.03	0.13	0.16	(0.07)		—	21.28	0.75		450,150	40		0.96	0.96	0.13
12/31/2010	18.85	0.04	2.35	2.39	(0.05)		—	21.19	12.67		894,742	34		0.95	0.95	0.21
12/31/2009	13.99	0.09	4.79	4.88	(0.02)		—	18.85	34.91		554,978	55		0.98	0.98	0.57
Class B
06/30/2014	28.37	(0.00)	0.22	0.22	—		—	28.59	0.78		403	59		0.72	0.72	0.01
12/31/2013	21.96	(0.01)	8.52	8.51	(0.03)		(2.07)	28.37	39.30	(j)	352	125		0.75	0.75	(0.04)
12/31/2012	21.69	0.06	2.25	2.31	(0.09)		(1.95)	21.96	10.81		269	143		0.77	0.77	0.25
12/31/2011	21.43	0.07	0.33	0.40	(0.14)		—	21.69	1.84		252	40		0.76	0.76	0.32
12/31/2010	19.03	0.08	2.39	2.47	(0.07)		—	21.43	12.96		227	34		0.75	0.75	0.40
12/31/2009	14.11	0.12	4.84	4.96	(0.04)		—	19.03	35.16		310	55		0.78	0.78	0.73
JNL/Brookfield Global Infrastructure and MLP Fund
Class A
06/30/2014	14.79	0.16	2.14	2.30	—		—	17.09	15.55		1,120,018	25		1.15	1.15	2.03
12/31/2013	12.29	0.24	2.62	2.86	(0.08)		(0.28)	14.79	23.43		674,917	68		1.15	1.15	1.72
12/31/2012	10.36	0.33	1.60	1.93	(0.00	)(h)	—	12.29	18.67		298,842	79		1.15	1.15	2.90
12/31/2011*	10.00	0.01	0.35	0.36	—		—	10.36	3.60		127,282	0		1.18	1.18	1.96
Class B
06/30/2014	14.84	0.17	2.15	2.32	—		—	17.16	15.63		210	25		0.95	0.95	2.16
12/31/2013	12.32	0.25	2.64	2.89	(0.09)		(0.28)	14.84	23.62		151	68		0.95	0.95	1.85
12/31/2012	10.36	0.35	1.61	1.96	(0.00	)(h)	—	12.32	18.96		171	79		0.95	0.95	3.05
12/31/2011*	10.00	0.01	0.35	0.36	—		—	10.36	3.60		104	0		0.98	0.98	2.16
JNL/Capital Guardian Global Balanced Fund
Class A
06/30/2014	11.30	0.09	0.31	0.40	—		—	11.70	3.54		495,622	36	(k)	1.01	1.01	1.66
12/31/2013	9.94	0.13	1.41	1.54	(0.18)		—	11.30	15.55	(j)	484,776	56	(k)	1.01	1.01	1.20
12/31/2012	8.97	0.17	1.00	1.17	(0.20)		—	9.94	13.04		415,794	37	(k)	1.01	1.01	1.75
12/31/2011	9.52	0.15	(0.60)	(0.45)	(0.10)		—	8.97	(4.76)		371,075	46	(k)	1.01	1.01	1.58
12/31/2010	8.82	0.14	0.65	0.79	(0.09)		—	9.52	9.01		358,593	47	(k)	1.01	1.01	1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)		—	8.82	22.48		279,806	78		1.01	1.01	1.88
Class B
06/30/2014	11.59	0.11	0.32	0.43	—		—	12.02	3.71		562	36	(k)	0.81	0.81	1.86
12/31/2013	10.19	0.15	1.45	1.60	(0.20)		—	11.59	15.75	(j)	553	56	(k)	0.81	0.81	1.40
12/31/2012	9.18	0.19	1.04	1.23	(0.22)		—	10.19	13.38		481	37	(k)	0.81	0.81	1.95
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)		—	9.18	(4.70)		443	46	(k)	0.81	0.81	1.77
12/31/2010	9.01	0.16	0.68	0.84	(0.10)		—	9.75	9.40		421	47	(k)	0.81	0.81	1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)		—	9.01	22.75		411	78		0.81	0.81	2.04
JNL/Capital Guardian Global Diversified Research Fund
Class A
06/30/2014	30.95	0.19	0.79	0.98	—		—	31.93	3.17		429,801	17		1.07	1.07	1.25
12/31/2013	25.41	0.25	5.64	5.89	(0.35)		—	30.95	23.23	(j)	419,923	28		1.07	1.07	0.88
12/31/2012	21.97	0.35	3.38	3.73	(0.29)		—	25.41	17.02		343,838	32		1.08	1.08	1.47
12/31/2011	23.23	0.27	(1.31)	(1.04)	(0.22)		—	21.97	(4.51)		299,322	39		1.08	1.08	1.17
12/31/2010	20.92	0.21	2.25	2.46	(0.15)		—	23.23	11.77		436,897	30		1.08	1.08	1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)		—	20.92	38.32	(l)	332,577	85		1.09	1.09	0.97
Class B
06/30/2014	31.26	0.22	0.80	1.02	—		—	32.28	3.26		411	17		0.87	0.87	1.45
12/31/2013	25.65	0.31	5.70	6.01	(0.40)		—	31.26	23.48	(j)	416	28		0.87	0.87	1.08
12/31/2012	22.17	0.40	3.42	3.82	(0.34)		—	25.65	17.28		366	32		0.88	0.88	1.68
12/31/2011	23.40	0.33	(1.29)	(0.96)	(0.27)		—	22.17	(4.12)		308	39		0.88	0.88	1.41
12/31/2010	21.05	0.25	2.27	2.52	(0.17)		—	23.40	12.01		311	30		0.88	0.88	1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)		—	21.05	38.63	(l)	329	85		0.89	0.89	1.19

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/DFA U.S. Core Equity Fund
Class A
06/30/2014	$10.54	$0.05	$0.62	$0.67	$—		$—	$11.21	6.36%	$655,451	1%	0.80%	0.89%	1.01%
12/31/2013	8.15	0.10	2.75	2.85	(0.08)		(0.38)	10.54	35.17	500,412	9	0.80	0.91	1.03
12/31/2012	7.23	0.11	0.88	0.99	(0.07)		—	8.15	13.70	230,034	113	0.84	0.92	1.34
12/31/2011	7.33	0.06	(0.12)	(0.06)	(0.04)		—	7.23	(0.84)	242,320	44	0.93	0.93	0.85
12/31/2010	6.57	0.05	0.73	0.78	(0.02)		—	7.33	11.86	203,409	52	0.93	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		—	6.57	33.83	84,192	36	0.96	0.96	0.84
Class B
06/30/2014	11.05	0.07	0.65	0.72	—		—	11.77	6.52	381	1	0.60	0.69	1.20
12/31/2013	8.52	0.12	2.88	3.00	(0.09)		(0.38)	11.05	35.43	342	9	0.60	0.71	1.24
12/31/2012	7.56	0.13	0.92	1.05	(0.09)		—	8.52	13.85	233	113	0.64	0.72	1.61
12/31/2011	7.65	0.08	(0.12)	(0.04)	(0.05)		—	7.56	(0.55)	177	44	0.73	0.73	1.10
12/31/2010	6.85	0.06	0.76	0.82	(0.02)		—	7.65	12.02	119	52	0.73	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)		—	6.85	34.26	94	36	0.76	0.76	1.11
JNL/Eagle SmallCap Equity Fund
Class A
06/30/2014	29.09	(0.01)	0.58	0.57	—		—	29.66	1.96	1,605,865	24	0.97	0.97	(0.10)
12/31/2013	22.77	(0.07)	6.99	6.92	(0.02)		(0.58)	29.09	30.47 (j)	1,637,979	71	0.97	0.97	(0.28)
12/31/2012	20.16	0.02	2.76	2.78	—		(0.17)	22.77	13.83	1,272,126	51	0.98	0.98	0.07
12/31/2011	21.88	(0.11)	(0.41)	(0.52)	—		(1.20)	20.16	(2.31)	820,374	39	0.99	0.99	(0.51)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)		—	21.88	35.73	589,399	50	1.02	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	—		—	16.14	35.52	279,448	67	1.03	1.03	0.34
Class B
06/30/2014	29.78	0.02	0.60	0.62	—		—	30.40	2.08	1,159	24	0.77	0.77	0.11
12/31/2013	23.29	(0.02)	7.15	7.13	(0.06)		(0.58)	29.78	30.69 (j)	1,159	71	0.77	0.77	(0.08)
12/31/2012	20.57	0.05	2.84	2.89	—		(0.17)	23.29	14.09	912	51	0.78	0.78	0.23
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	—		(1.20)	20.57	(2.09)	638	39	0.79	0.79	(0.31)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)		—	22.25	35.94	531	50	0.82	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	—		—	16.40	35.76	248	67	0.83	0.83	0.44
JNL/Eastspring Investments Asia ex-Japan Fund
Class A
06/30/2014	7.56	0.07	0.50	0.57	—		—	8.13	7.54	144,786	28	1.27	1.27	1.80
12/31/2013	8.22	0.09	(0.59)	(0.50)	(0.10)		(0.06)	7.56	(6.04)	135,262	68	1.27	1.27	1.12
12/31/2012	7.05	0.10	1.47	1.57	(0.05)		(0.35)	8.22	22.55	152,083	76	1.27	1.27	1.25
12/31/2011	9.71	0.08	(2.10)	(2.02)	(0.04)		(0.60)	7.05	(21.20)	108,550	72	1.28	1.28	0.88
12/31/2010	8.14	0.03	1.55	1.58	(0.01)		—	9.71	19.40	150,646	75	1.31	1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00	)(h)	—	8.14	69.59	108,276	39	1.27	1.27	0.46
Class B
06/30/2014	7.58	0.07	0.52	0.59	—		—	8.17	7.78	176	28	1.07	1.07	1.99
12/31/2013	8.24	0.11	(0.59)	(0.48)	(0.12)		(0.06)	7.58	(5.84)	165	68	1.07	1.07	1.35
12/31/2012	7.07	0.11	1.48	1.59	(0.07)		(0.35)	8.24	22.72	256	76	1.07	1.07	1.43
12/31/2011	9.73	0.10	(2.11)	(2.01)	(0.05)		(0.60)	7.07	(21.00)	150	72	1.08	1.08	1.13
12/31/2010	8.15	0.06	1.54	1.60	(0.02)		—	9.73	19.59	187	75	1.11	1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00	)(h)	—	8.15	69.80	134	39	1.07	1.07	0.94

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Eastspring Investments China-India Fund
Class A
06/30/2014	$7.14	$0.08	$0.42	$0.50	$—	$—		$7.64	7.00%	$363,870	14%	1.31%	1.31%	2.19%
12/31/2013	7.38	0.07	(0.24)	(0.17)	(0.07)	—		7.14	(2.35)	354,740	29	1.31	1.31	1.07
12/31/2012	6.02	0.07	1.34	1.41	(0.05)	—		7.38	23.48	373,612	24	1.31	1.31	0.99
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)	(0.42)		6.02	(27.89)	292,573	20	1.31	1.31	0.76
12/31/2010	7.71	0.04	1.26	1.30	—	(0.08)		8.93	16.93	385,002	40	1.33	1.33	0.46
12/31/2009	4.23	(0.00)	3.48	3.48	—	—		7.71	82.27	233,497	73	1.33	1.33	0.05
Class B
06/30/2014	7.19	0.09	0.43	0.52	—	—		7.71	7.23	312	14	1.11	1.11	2.45
12/31/2013	7.43	0.10	(0.26)	(0.16)	(0.08)	—		7.19	(2.14)	271	29	1.11	1.11	1.40
12/31/2012	6.07	0.08	1.34	1.42	(0.06)	—		7.43	23.52	387	24	1.11	1.11	1.23
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)	(0.42)		6.07	(27.61)	244	20	1.11	1.11	1.01
12/31/2010	7.74	0.04	1.28	1.32	—	(0.08)		8.98	17.12	332	40	1.13	1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	—	—		7.74	82.55	239	73	1.13	1.13	0.40
JNL/Franklin Templeton Global Growth Fund
Class A
06/30/2014	11.67	0.21	0.36	0.57	—	—		12.24	4.88	1,245,708	7	1.00	1.00	3.62
12/31/2013	9.05	0.13	2.61	2.74	(0.12)	—		11.67	30.35	988,313	17	1.02	1.02	1.26
12/31/2012	7.52	0.15	1.51	1.66	(0.13)	—		9.05	22.06	657,764	15	1.05	1.05	1.77
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)	—		7.52	(6.08)	514,730	18	1.06	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)	—		8.08	7.07	475,458	5	1.08	1.08	1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)	—		7.64	31.06	375,505	5	1.10	1.10	1.58
Class B
06/30/2014	11.71	0.23	0.35	0.58	—	—		12.29	4.95	595	7	0.80	0.80	3.83
12/31/2013	9.07	0.15	2.63	2.78	(0.14)	—		11.71	30.66	478	17	0.82	0.82	1.49
12/31/2012	7.53	0.16	1.52	1.68	(0.14)	—		9.07	22.35	374	15	0.85	0.85	1.99
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)	—		7.53	(6.04)	293	18	0.86	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)	—		8.10	7.32	283	5	0.88	0.88	1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)	—		7.65	31.21	219	5	0.90	0.90	1.85
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
06/30/2014	11.99	0.22	0.07	0.29	—	—		12.28	2.42	2,010,813	12	1.07	1.08	3.62
12/31/2013	11.84	0.40	0.01	0.41	(0.26)	(0.00	)(h)	11.99	3.53	1,752,613	26	1.08	1.09	3.34
12/31/2012	10.07	0.39	1.40	1.79	(0.02)	(0.00	)(h)	11.84	17.78	977,534	11	1.10	1.10	3.48
12/31/2011*	10.00	0.01	0.06	0.07	—	—		10.07	0.70	239,591	3	1.12	1.12	2.34
Class B
06/30/2014	12.03	0.23	0.07	0.30	—	—		12.33	2.49	311	12	0.87	0.88	3.82
12/31/2013	11.86	0.42	0.02	0.44	(0.27)	(0.00	)(h)	12.03	3.75	295	26	0.88	0.89	3.51
12/31/2012	10.07	0.31	1.50	1.81	(0.02)	(0.00	)(h)	11.86	17.98	204	11	0.90	0.90	2.82
12/31/2011*	10.00	0.01	0.06	0.07	—	—		10.07	0.70	101	3	0.92	0.92	2.52

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Income Fund
Class A
06/30/2014	$11.73	$0.26	$0.73	$0.99	$—		$—	$12.72	8.44%	$2,720,301	10%	0.93%		0.93%		4.38%
12/31/2013	10.67	0.51	0.98	1.49	(0.43)		—	11.73	14.08	2,192,366	20	0.93		0.93		4.49
12/31/2012	9.94	0.58	0.63	1.21	(0.48)		—	10.67	12.20	1,622,308	24	0.94		0.94		5.47
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)		—	9.94	2.53	1,254,686	21	0.95		0.95		5.84
12/31/2010	9.29	0.50	0.66	1.16	(0.35)		—	10.10	12.57	1,061,794	33	0.96		0.96		5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		—	9.29	32.92	728,236	39	1.00		1.00		6.51
Class B
06/30/2014	11.30	0.26	0.71	0.97	—		—	12.27	8.58	786	10	0.73		0.73		4.56
12/31/2013	10.29	0.52	0.94	1.46	(0.45)		—	11.30	14.27	661	20	0.73		0.73		4.69
12/31/2012	9.59	0.58	0.61	1.19	(0.49)		—	10.29	12.51	548	24	0.74		0.74		5.66
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)		—	9.59	2.66	514	21	0.75		0.75		6.07
12/31/2010	8.98	0.50	0.64	1.14	(0.36)		—	9.76	12.79	346	33	0.76		0.76		5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)		—	8.98	33.07	388	39	0.80		0.80		6.74
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
06/30/2014	11.18	0.09	0.24	0.33	—		—	11.51	2.95	501,113	17	1.31		1.31		1.53
12/31/2013	8.65	0.11	2.68	2.79	(0.10)		(0.16)	11.18	32.41	440,868	26	1.30		1.30		1.12
12/31/2012	6.89	0.11	1.76	1.87	(0.11)		—	8.65	27.26	258,118	32	1.30		1.30		1.46
12/31/2011	8.17	0.11	(1.28)	(1.17)	(0.11)		—	6.89	(14.38)	219,846	21	1.31		1.31		1.39
12/31/2010	6.85	0.14	1.27	1.41	(0.09)		—	8.17	20.55	213,824	162	1.30		1.30		1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)		—	6.85	52.93	144,004	46	1.31		1.31		0.65
Class B
06/30/2014	11.26	0.10	0.25	0.35	—		—	11.61	3.11	286	17	1.11		1.11		1.71
12/31/2013	8.70	0.14	2.69	2.83	(0.11)		(0.16)	11.26	32.73	287	26	1.10		1.10		1.36
12/31/2012	6.94	0.12	1.77	1.89	(0.13)		—	8.70	27.30	251	32	1.10		1.10		1.59
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)		—	6.94	(14.05)	163	21	1.11		1.11		1.54
12/31/2010	6.88	0.14	1.28	1.42	(0.09)		—	8.21	20.70	181	162	1.10		1.10		2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)		—	6.88	53.05	218	46	1.11		1.11		0.88
JNL/Franklin Templeton Mutual Shares Fund
Class A
06/30/2014	11.72	0.22	0.70	0.92	—		—	12.64	7.85	1,255,799	14	1.03		1.03		3.77
12/31/2013	9.21	0.17	2.43	2.60	(0.09)		—	11.72	28.29	1,119,740	28	1.03		1.03		1.55
12/31/2012	8.22	0.16	0.96	1.12	(0.13)		—	9.21	13.66	829,053	34	1.04		1.04		1.77
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)		—	8.22	(0.66)	690,280	37	1.06		1.06		1.85
12/31/2010	7.61	0.24	0.63	0.87	(0.00	)(h)	—	8.48	11.45	594,707	33	1.06		1.06		3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		—	7.61	26.74	423,572	61	1.11	(g)	1.11	(g)	1.48
Class B
06/30/2014	11.81	0.24	0.70	0.94	—		—	12.75	7.96	563	14	0.83		0.83		3.97
12/31/2013	9.28	0.19	2.45	2.64	(0.11)		—	11.81	28.47	536	28	0.83		0.83		1.75
12/31/2012	8.27	0.18	0.98	1.16	(0.15)		—	9.28	14.01	445	34	0.84		0.84		1.98
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)		—	8.27	(0.40)	377	37	0.86		0.86		2.05
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		—	8.52	11.66	358	33	0.86		0.86		3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)		—	7.64	27.00	282	61	0.91	(g)	0.91	(g)	1.79

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Small Cap Value Fund
Class A
06/30/2014	$16.61	$0.02	$0.72	$0.74	$—	$—	$17.35	4.46%	$1,112,322	10%		1.08%	1.08%	0.23%
12/31/2013	12.53	0.06	4.24	4.30	(0.12)	(0.10)	16.61	34.38	1,031,865	25		1.08	1.08	0.39
12/31/2012	10.69	0.15	1.73	1.88	(0.03)	(0.01)	12.53	17.62	919,607	8		1.10	1.10	1.28
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)	—	10.69	(2.73)	413,671	17		1.12	1.12	0.54
12/31/2010	8.72	0.05	2.29	2.34	(0.04)	—	11.02	26.84	294,200	9		1.14	1.14	0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)	—	8.72	33.80	167,589	2		1.16	1.16	0.89
Class B
06/30/2014	16.60	0.03	0.73	0.76	—	—	17.36	4.58	585	10		0.88	0.88	0.42
12/31/2013	12.51	0.09	4.24	4.33	(0.14)	(0.10)	16.60	34.67	556	25		0.88	0.88	0.60
12/31/2012	10.66	0.16	1.74	1.90	(0.04)	(0.01)	12.51	17.87	459	8		0.90	0.90	1.40
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)	—	10.66	(2.54)	394	17		0.92	0.92	0.72
12/31/2010	8.68	0.07	2.28	2.35	(0.05)	—	10.98	27.07	400	9		0.94	0.94	0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	—	8.68	33.96	237	2		0.96	0.96	1.09
JNL/Goldman Sachs Core Plus Bond Fund
Class A
06/30/2014	11.44	0.11	0.33	0.44	—	—	11.88	3.85	827,186	134	(m)	0.89	0.89	1.84
12/31/2013	12.44	0.19	(0.32)	(0.13)	(0.37)	(0.50)	11.44	(1.05)	778,592	571	(m)	0.88	0.88	1.58
12/31/2012	12.22	0.20	0.74	0.94	(0.28)	(0.44)	12.44	7.76	908,757	843	(m)	0.88	0.88	1.58
12/31/2011	12.14	0.26	0.49	0.75	(0.24)	(0.43)	12.22	6.26	995,144	1,078	(m)	0.88	0.88	2.07
12/31/2010	11.68	0.28	0.60	0.88	(0.29)	(0.13)	12.14	7.63	1,056,413	977	(m)	0.88	0.88	2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(m)	0.90	0.90	3.90
Class B
06/30/2014	11.61	0.12	0.34	0.46	—	—	12.07	3.96	493	134	(m)	0.69	0.69	2.03
12/31/2013	12.63	0.22	(0.34)	(0.12)	(0.40)	(0.50)	11.61	(0.93)	378	571	(m)	0.68	0.68	1.77
12/31/2012	12.40	0.23	0.75	0.98	(0.31)	(0.44)	12.63	7.97	344	843	(m)	0.68	0.68	1.82
12/31/2011	12.30	0.29	0.50	0.79	(0.26)	(0.43)	12.40	6.52	257	1,078	(m)	0.68	0.68	2.28
12/31/2010	11.83	0.32	0.59	0.91	(0.31)	(0.13)	12.30	7.75	246	977	(m)	0.68	0.68	2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(m)	0.70	0.70	4.14
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
06/30/2014	11.46	0.28	0.31	0.59	—	—	12.05	5.15	710,480	70		1.06	1.07	4.85
12/31/2013	14.11	0.57	(1.67)	(1.10)	(1.09)	(0.46)	11.46	(7.77)	795,092	160		1.06	1.07	4.19
12/31/2012	12.03	0.67	1.73	2.40	—	(0.32)	14.11	19.96	952,660	138		1.07	1.07	5.05
12/31/2011	13.65	0.42	(1.03)	(0.61)	(0.68)	(0.33)	12.03	(4.67)	782,878	186		1.07	1.07	3.02
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)	13.65	16.07	762,892	160		1.08	1.08	4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	—	11.89	23.06	193,046	94		1.11	1.11	3.89
Class B
06/30/2014	11.55	0.29	0.32	0.61	—	—	12.16	5.28	181	70		0.86	0.87	5.08
12/31/2013	14.22	0.60	(1.69)	(1.09)	(1.12)	(0.46)	11.55	(7.66)	169	160		0.86	0.87	4.38
12/31/2012	12.09	0.71	1.74	2.45	—	(0.32)	14.22	20.28	261	138		0.87	0.87	5.34
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)	12.09	(4.46)	284	186		0.87	0.87	3.23
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)	13.70	16.22	442	160		0.88	0.88	4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	—	11.92	23.38	197	94		0.91	0.91	4.23

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Goldman Sachs Mid Cap Value Fund
Class A
06/30/2014	$12.05	$0.06	$0.97	$1.03	$—	$—		$13.08	8.55%	$1,307,805	50%	0.99%		1.01%		0.95%
12/31/2013	11.06	0.07	3.52	3.59	(0.05)	(2.55)		12.05	32.73	1,141,673	121	1.00		1.01		0.57
12/31/2012	9.56	0.11	1.61	1.72	(0.11)	(0.11)		11.06	18.01	967,000	80	1.01		1.01		1.08
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28	)(n)	9.56	(6.54)	725,310	74	1.01		1.01		0.69
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	—		10.60	24.40	496,550	85	1.02		1.02		0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	—		8.56	32.65	275,024	113	1.03		1.03		1.29
Class B
06/30/2014	12.09	0.07	0.98	1.05	—	—		13.14	8.68	22,797	50	0.79		0.81		1.15
12/31/2013	11.09	0.10	3.52	3.62	(0.07)	(2.55)		12.09	32.90	19,136	121	0.80		0.81		0.80
12/31/2012	9.57	0.14	1.62	1.76	(0.13)	(0.11)		11.09	18.43	10,577	80	0.81		0.81		1.35
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28	)(n)	9.57	(6.35)	8,832	74	0.81		0.81		0.83
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	—		10.61	24.62	9,541	85	0.82		0.82		0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	—		8.56	33.09	5,701	113	0.83		0.83		1.55
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
06/30/2014	11.48	(0.01)	1.06	1.05	—	—		12.53	9.15	232,301	56	2.27	(g)	2.27	(g)	(0.10)
12/31/2013	8.71	0.01	2.96	2.97	(0.02)	(0.18)		11.48	34.20	197,907	113	1.96	(g)	1.96	(g)	0.08
12/31/2012	7.31	0.02	1.41	1.43	(0.03)	—		8.71	19.59	129,675	106	2.13	(g)	2.13	(g)	0.24
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	—		7.31	(10.63)	98,233	204	2.03	(g)	2.03	(g)	0.45
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	—		8.19	8.70	115,234	639	1.88	(g)	1.88	(g)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	—		7.58	24.86	90,306	909	1.54	(g)	1.54	(g)	0.98
Class B
06/30/2014	11.56	0.01	1.07	1.08	—	—		12.64	9.34	218	56	2.07	(g)	2.07	(g)	0.10
12/31/2013	8.77	0.03	2.97	3.00	(0.03)	(0.18)		11.56	34.36	203	113	1.76	(g)	1.76	(g)	0.26
12/31/2012	7.36	0.04	1.42	1.46	(0.05)	—		8.77	19.80	249	106	1.93	(g)	1.93	(g)	0.44
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	—		7.36	(10.38)	171	204	1.83	(g)	1.83	(g)	0.68
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	—		8.24	8.92	170	639	1.68	(g)	1.68	(g)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	—		7.62	25.07	147	909	1.34	(g)	1.34	(g)	1.19
JNL/Invesco Global Real Estate Fund
Class A
06/30/2014	9.83	0.14	1.02	1.16	—	—		10.99	11.80	1,876,099	18	1.05		1.05		2.70
12/31/2013	9.88	0.16	0.11	0.27	(0.32)	—		9.83	2.76	1,544,958	54	1.05		1.05		1.52
12/31/2012	7.75	0.18	2.01	2.19	(0.06)	—		9.88	28.31	1,362,397	57	1.05		1.05		2.03
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	—		7.75	(6.26)	722,875	59	1.06		1.06		1.87
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	—		8.50	17.15	661,172	70	1.06		1.06		2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	—		7.53	32.53	342,951	65	1.07		1.07		2.78
Class B
06/30/2014	9.94	0.15	1.03	1.18	—	—		11.12	11.87	1,060	18	0.85		0.85		2.90
12/31/2013	9.98	0.18	0.11	0.29	(0.33)	—		9.94	2.97	876	54	0.85		0.85		1.69
12/31/2012	7.82	0.20	2.03	2.23	(0.07)	—		9.98	28.58	911	57	0.85		0.85		2.23
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	—		7.82	(6.10)	688	59	0.86		0.86		2.08
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	—		8.57	17.37	616	70	0.86		0.86		2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	—		7.58	32.86	404	65	0.87		0.87		3.09

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco International Growth Fund
Class A
06/30/2014	$12.83	$0.16	$0.63	$0.79	$—	$—	$13.62	6.16%	$1,456,238	11%	0.98%	0.98%	2.55%
12/31/2013	10.89	0.16	1.90	2.06	(0.12)	—	12.83	18.98	1,229,170	21	0.99	0.99	1.36
12/31/2012	9.56	0.14	1.36	1.50	(0.17)	—	10.89	15.76	729,434	35	1.00	1.00	1.33
12/31/2011	10.34	0.18	(0.89)	(0.71)	(0.07)	—	9.56	(6.89)	636,015	24	1.01	1.01	1.80
12/31/2010	9.27	0.11	1.03	1.14	(0.07)	—	10.34	12.31	588,008	32	1.02	1.02	1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	—	9.27	36.99 (o)	431,595	27	1.04	1.04	1.55
Class B
06/30/2014	13.45	0.18	0.67	0.85	—	—	14.30	6.32	814	11	0.78	0.78	2.73
12/31/2013	11.41	0.20	1.98	2.18	(0.14)	—	13.45	19.13	746	21	0.79	0.79	1.60
12/31/2012	10.01	0.16	1.43	1.59	(0.19)	—	11.41	15.95	566	35	0.80	0.80	1.52
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)	—	10.01	(6.64)	446	24	0.81	0.81	2.02
12/31/2010	9.68	0.14	1.07	1.21	(0.08)	—	10.81	12.52	485	32	0.82	0.82	1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	—	9.68	39.94 (o)	386	27	0.84	0.84	0.10
JNL/Invesco Large Cap Growth Fund
Class A
06/30/2014	16.69	(0.02)	0.74	0.72	—	—	17.41	4.31	996,407	35	0.96	0.96	(0.20)
12/31/2013	12.81	0.01	5.00	5.01	(0.06)	(1.07)	16.69	39.58	1,016,287	88	0.96	0.96	0.06
12/31/2012	11.73	0.04	1.42	1.46	—	(0.38)	12.81	12.49	995,127	104	0.96	0.96	0.30
12/31/2011	12.59	(0.04)	(0.80)	(0.84)	(0.02)	—	11.73	(6.68)	954,232	112	0.96	0.96	(0.30)
12/31/2010	10.75	0.03	1.84	1.87	(0.03)	—	12.59	17.41	910,935	169	0.96	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	—	10.75	24.29	624,156	57	0.97	0.97	0.45
Class B
06/30/2014	16.88	0.00	0.73	0.73	—	—	17.61	4.32	1,240	35	0.76	0.76	0.00
12/31/2013	12.95	0.04	5.06	5.10	(0.10)	(1.07)	16.88	39.86	1,240	88	0.76	0.76	0.25
12/31/2012	11.83	0.07	1.43	1.50	—	(0.38)	12.95	12.73	917	104	0.76	0.76	0.53
12/31/2011	12.69	(0.01)	(0.81)	(0.82)	(0.04)	—	11.83	(6.49)	749	112	0.76	0.76	(0.10)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)	—	12.69	17.69	778	169	0.76	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)	—	10.82	24.57	587	57	0.77	0.77	0.66
JNL/Invesco Mid Cap Value Fund
Class A
06/30/2014	15.25	0.03	1.11	1.14	—	—	16.39	7.48	422,449	24	0.99	0.99	0.38
12/31/2013	11.67	0.06	3.55	3.61	(0.03)	—	15.25	30.90 (j)	380,623	159	1.01	1.01	0.43
12/31/2012	10.86	0.03	0.81	0.84	(0.03)	—	11.67	7.74	220,777	113	1.01	1.01	0.26
12/31/2011	11.59	0.03	(0.69)	(0.66)	(0.07)	—	10.86	(5.67)	223,465	86	1.02	1.02	0.30
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	—	11.59	23.07	214,053	82	1.02	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	—	9.46	39.65	164,730	79	1.03	1.03	0.86
Class B
06/30/2014	15.39	0.04	1.13	1.17	—	—	16.56	7.60	282	24	0.79	0.79	0.58
12/31/2013	11.77	0.09	3.57	3.66	(0.04)	—	15.39	31.14 (j)	250	159	0.81	0.81	0.66
12/31/2012	10.96	0.05	0.81	0.86	(0.05)	—	11.77	7.89	184	113	0.81	0.81	0.46
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)	—	10.96	(5.38)	192	86	0.82	0.82	0.49
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	—	11.68	23.24	176	82	0.82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	—	9.53	39.19	167	79	0.83	0.83	0.61

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco Small Cap Growth Fund
Class A
06/30/2014	$19.59	$0.01	$0.93	$0.94	$—		$—	$20.53	4.80%	$835,437	22%	1.10%	1.12%	0.06%
12/31/2013	14.30	(0.05)	5.71	5.66	(0.02)		(0.35)	19.59	39.69	731,601	30	1.12	1.13	(0.30)
12/31/2012	12.55	0.04	2.17	2.21	—		(0.46)	14.30	17.68	394,626	39	1.15	1.15	0.26
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	—		(0.04)	12.55	(1.36)	178,378	56	1.15	1.15	(0.52)
12/31/2010	10.11	(0.05)	2.70	2.65	—		—	12.76	26.21	149,999	35	1.15	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	—		—	10.11	34.80	92,793	33	1.16	1.16	(0.17)
Class B
06/30/2014	20.05	0.03	0.96	0.99	—		—	21.04	4.94	665	22	0.90	0.92	0.27
12/31/2013	14.62	(0.02)	5.83	5.81	(0.03)		(0.35)	20.05	39.88	634	30	0.92	0.93	(0.10)
12/31/2012	12.79	0.05	2.24	2.29	—		(0.46)	14.62	17.97	463	39	0.95	0.95	0.35
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	—		(0.04)	12.79	(1.18)	408	56	0.95	0.95	(0.33)
12/31/2010	10.26	(0.03)	2.75	2.72	—		—	12.98	26.51	414	35	0.95	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	—		—	10.26	35.00	157	33	0.96	0.96	0.01
JNL/Ivy Asset Strategy Fund(e)
Class A
06/30/2014	15.11	0.09	(0.17)	(0.08)	—		—	15.03	(0.53)	3,275,937	40	1.20	1.20	1.23
12/31/2013	12.37	0.08	2.84	2.92	(0.18)		—	15.11	23.65	3,049,751	82	1.20	1.20	0.60
12/31/2012	10.56	0.23	1.59	1.82	(0.01)		—	12.37	17.26	2,044,238	57	1.21	1.21	1.98
12/31/2011	11.43	0.04	(0.90)	(0.86)	(0.01)		—	10.56	(7.49)	1,603,982	60	1.22	1.22	0.34
12/31/2010	10.41	0.09	0.93	1.02	(0.00	)(h)	—	11.43	9.81	975,565	96	1.25	1.25	0.90
12/31/2009*	10.00	0.01	0.40	0.41	—		—	10.41	4.10	196,774	16	1.25	1.25	0.52
Class B
06/30/2014	15.16	0.11	(0.17)	(0.06)	—		—	15.10	(0.40)	751	40	1.00	1.00	1.46
12/31/2013	12.41	0.10	2.85	2.95	(0.20)		—	15.16	23.82	915	82	1.00	1.00	0.77
12/31/2012	10.60	0.25	1.59	1.84	(0.03)		—	12.41	17.36	501	57	1.01	1.01	2.16
12/31/2011	11.45	0.06	(0.89)	(0.83)	(0.02)		—	10.60	(7.24)	401	60	1.02	1.02	0.53
12/31/2010	10.41	0.10	0.94	1.04	(0.00	)(h)	—	11.45	10.01	280	96	1.05	1.05	0.95
12/31/2009*	10.00	0.01	0.40	0.41	—		—	10.41	4.10	203	16	1.05	1.05	0.47
JNL/JPMorgan International Value Fund
Class A
06/30/2014	8.36	0.27	(0.16)	0.11	—		—	8.47	1.32	726,626	34	1.00	1.00	6.51
12/31/2013	7.11	0.16	1.35	1.51	(0.26)		—	8.36	21.47 (j)	673,512	53	1.01	1.01	2.01
12/31/2012	6.35	0.20	0.88	1.08	(0.32)		—	7.11	17.16	506,613	63	1.01	1.01	2.95
12/31/2011	7.52	0.21	(1.17)	(0.96)	(0.21)		—	6.35	(12.87)	586,075	68	1.01	1.01	2.83
12/31/2010	7.17	0.12	0.42	0.54	(0.19)		—	7.52	7.58	607,358	71	1.02	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)		—	7.17	30.17	549,144	92	1.03	1.03	2.24
Class B
06/30/2014	8.54	0.28	(0.15)	0.13	—		—	8.67	1.52	835	34	0.80	0.80	6.77
12/31/2013	7.26	0.17	1.39	1.56	(0.28)		—	8.54	21.66 (j)	808	53	0.81	0.81	2.20
12/31/2012	6.48	0.21	0.91	1.12	(0.34)		—	7.26	17.42	607	63	0.81	0.81	3.11
12/31/2011	7.68	0.22	(1.20)	(0.98)	(0.22)		—	6.48	(12.84)	498	68	0.81	0.81	2.96
12/31/2010	7.31	0.13	0.44	0.57	(0.20)		—	7.68	7.86	587	71	0.82	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)		—	7.31	30.60	546	92	0.83	0.83	2.51

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/JPMorgan MidCap Growth Fund
Class A
06/30/2014	$31.06	$(0.04)	$2.72	$2.68	$—	$—	$33.74	8.63%		$1,478,475	33%	0.94%	0.94%	(0.26)%
12/31/2013	21.90	0.01	9.19	9.20	(0.04)	—	31.06	42.03		1,288,083	71	0.96	0.96	0.03
12/31/2012	18.84	0.07	2.99	3.06	—	—	21.90	16.24		555,997	89	0.97	0.97	0.31
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	—	—	18.84	(5.89)		439,008	77	0.99	0.99	(0.17)
12/31/2010	15.94	(0.03)	4.11	4.08	—	—	20.02	25.60		232,386	84	1.01	1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	—	—	15.94	42.96		163,690	82	1.01	1.01	(0.25)
Class B
06/30/2014	31.39	(0.01)	2.75	2.74	—	—	34.13	8.73		386	33	0.74	0.74	(0.06)
12/31/2013	22.11	0.06	9.29	9.35	(0.07)	—	31.39	42.31		305	71	0.76	0.76	0.22
12/31/2012	18.98	0.11	3.02	3.13	—	—	22.11	16.49		227	89	0.77	0.77	0.53
12/31/2011	20.30	(0.00)	(1.32)	(1.32)	—	—	18.98	(6.50)		187	77	0.79	0.79	(0.00)
12/31/2010	16.13	0.00	4.17	4.17	—	—	20.30	25.85		185	84	0.81	0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	—	—	16.13	43.25		114	82	0.81	0.81	(0.05)
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/2014	13.11	0.16	0.28	0.44	—	—	13.55	3.36		1,179,417	3	0.69	0.69	2.48
12/31/2013	14.09	0.34	(0.83)	(0.49)	(0.49)	—	13.11	(3.51	)(j)	1,168,654	1	0.69	0.69	2.44
12/31/2012	13.90	0.37	0.14	0.51	(0.32)	—	14.09	3.64		1,661,614	9	0.68	0.68	2.63
12/31/2011	12.94	0.43	0.84	1.27	(0.31)	—	13.90	9.83		1,393,976	12	0.70	0.70	3.19
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	—	12.94	7.34		918,334	9	0.71	0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	—	12.39	3.69		693,017	12	0.73	0.73	3.78
Class B
06/30/2014	13.71	0.19	0.29	0.48	—	—	14.19	3.50		559	3	0.49	0.49	2.68
12/31/2013	14.72	0.38	(0.87)	(0.49)	(0.52)	—	13.71	(3.33	)(j)	604	1	0.49	0.49	2.65
12/31/2012	14.50	0.42	0.14	0.56	(0.34)	—	14.72	3.83		1,005	9	0.48	0.48	2.84
12/31/2011	13.47	0.48	0.88	1.36	(0.33)	—	14.50	10.10		1,323	12	0.50	0.50	3.35
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	—	13.47	7.53		523	9	0.51	0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	—	12.88	3.92		564	12	0.53	0.53	3.71
JNL/Lazard Emerging Markets Fund
Class A
06/30/2014	10.97	0.11	0.78	0.89	—	—	11.86	8.11		1,571,681	11	1.21	1.22	1.97
12/31/2013	11.47	0.18	(0.31)	(0.13)	(0.17)	(0.20)	10.97	(1.10)		1,522,796	26	1.22	1.23	1.65
12/31/2012	9.83	0.19	1.96	2.15	(0.23)	(0.28)	11.47	22.21		1,409,847	31	1.22	1.22	1.76
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)	—	9.83	(17.75)		1,170,395	25	1.22	1.22	2.27
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	—	12.09	21.91		1,386,967	23	1.23	1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	—	9.96	71.74		735,862	49	1.27	1.27	1.98
Class B
06/30/2014	11.03	0.12	0.79	0.91	—	—	11.94	8.25		620	11	1.01	1.02	2.17
12/31/2013	11.52	0.21	(0.31)	(0.10)	(0.19)	(0.20)	11.03	(0.83)		602	26	1.02	1.03	1.84
12/31/2012	9.87	0.22	1.97	2.19	(0.26)	(0.28)	11.52	22.46		759	31	1.02	1.02	2.01
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)	—	9.87	(17.63)		758	25	1.02	1.02	2.46
12/31/2010	9.98	0.22	2.00	2.22	(0.06)	—	12.14	22.24		1,062	23	1.03	1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	—	9.98	71.96		775	49	1.07	1.07	2.13

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Emerging Markets Index Fund
Class A
06/30/2014	$10.16	$0.10	$0.45	$0.55	$—		$—		$10.71	5.41%	$792,567	21%	0.76%	0.76%	1.93%
12/31/2013	10.67	0.16	(0.60)	(0.44)	(0.07)		—		10.16	(4.16)	720,551	69	0.79	0.79	1.58
12/31/2012	9.08	0.17	1.42	1.59	(0.00	)(h)	—		10.67	17.56	402,390	102	0.79	0.79	1.75
12/31/2011*	10.00	0.03	(0.95)	(0.92)	—		—		9.08	(9.20)	98,562	38	0.84	0.84	1.01
Class B
06/30/2014	10.20	0.10	0.46	0.56	—		—		10.76	5.49	100	21	0.56	0.56	1.93
12/31/2013	10.69	0.17	(0.59)	(0.42)	(0.07)		—		10.20	(3.89)	151	69	0.59	0.59	1.69
12/31/2012	9.08	0.19	1.43	1.62	(0.01)		—		10.69	17.80	142	102	0.59	0.59	1.95
12/31/2011*	10.00	0.04	(0.96)	(0.92)	—		—		9.08	(9.20)	91	38	0.64	0.64	1.15
JNL/Mellon Capital European 30 Fund
Class A
06/30/2014	13.16	0.40	0.86	1.26	—		—		14.42	9.57	324,416	39	0.71	0.71	5.80
12/31/2013	10.16	0.34	2.76	3.10	(0.10)		—		13.16	30.61	139,057	55	0.75	0.75	2.90
12/31/2012	9.84	0.39	0.45	0.84	(0.36)		(0.16)		10.16	8.64	30,128	72	0.77	0.77	3.93
12/31/2011	11.48	0.49	(1.33)	(0.84)	(0.23)		(0.57)		9.84	(7.35)	21,311	99	0.78	0.78	4.24
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)		(0.05)		11.48	2.13	18,217	104	0.78	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)		(0.56)		11.30	41.03	13,238	65	0.78	0.78	2.76
Class B
06/30/2014	13.25	0.39	0.88	1.27	—		—		14.52	9.58	245	39	0.51	0.51	5.70
12/31/2013	10.21	0.43	2.72	3.15	(0.11)		—		13.25	30.91	182	55	0.55	0.55	3.71
12/31/2012	9.88	0.44	0.42	0.86	(0.37)		(0.16)		10.21	8.89	136	72	0.57	0.57	4.35
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)		(0.57)		9.88	(7.12)	143	99	0.58	0.58	4.24
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)		(0.05)		11.51	2.31	142	104	0.58	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)		(0.56)		11.31	41.27	128	65	0.58	0.58	3.65
JNL/Mellon Capital Pacific Rim 30 Fund
Class A
06/30/2014	13.90	0.21	1.29	1.50	—		—		15.40	10.79	183,186	79	0.72	0.72	3.02
12/31/2013	12.78	0.38	1.23	1.61	(0.49)		—		13.90	12.66	153,713	100	0.73	0.73	2.71
12/31/2012	11.88	0.45	0.97	1.42	(0.23)		(0.29)		12.78	12.02	100,248	118	0.75	0.75	3.61
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)		(0.42)		11.88	(1.87)	81,702	121	0.77	0.77	3.56
12/31/2010	11.26	0.36	1.09	1.45	—		(0.00	)(h)	12.71	12.89	38,944	78	0.78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)		(0.51)		11.26	24.15	16,625	47	0.78	0.78	1.95
Class B
06/30/2014	14.00	0.23	1.29	1.52	—		—		15.52	10.86	264	79	0.52	0.52	3.22
12/31/2013	12.85	0.42	1.24	1.66	(0.51)		—		14.00	12.87	235	100	0.53	0.53	2.98
12/31/2012	11.93	0.48	0.98	1.46	(0.25)		(0.29)		12.85	12.34	247	118	0.55	0.55	3.82
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)		(0.42)		11.93	(1.71)	170	121	0.57	0.57	3.70
12/31/2010	11.28	0.37	1.10	1.47	—		(0.00	)(h)	12.75	13.05	191	78	0.58	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)		(0.51)		11.28	24.49	136	47	0.58	0.58	2.54

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P 500 Index Fund
Class A
06/30/2014	$15.32	$0.11	$0.94	$1.05	$—		$—	$16.37	6.85%	$3,556,898	1%	0.55%	0.56%	1.47%
12/31/2013	11.82	0.21	3.53	3.74	(0.17)		(0.07)	15.32	31.64	3,067,267	2	0.56	0.57	1.51
12/31/2012	10.48	0.20	1.41	1.61	(0.18)		(0.09)	11.82	15.37	1,586,913	5	0.58	0.58	1.74
12/31/2011	10.59	0.16	0.00	0.16	(0.19)		(0.08)	10.48	1.47	1,118,932	16	0.57	0.57	1.49
12/31/2010	9.38	0.15	1.20	1.35	(0.13)		(0.01)	10.59	14.44	1,328,363	2	0.57	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)		—	9.38	25.97	900,282	4	0.60	0.60	1.76
Class B
06/30/2014	15.63	0.13	0.96	1.09	—		—	16.72	6.97	34,687	1	0.35	0.36	1.68
12/31/2013	12.05	0.24	3.60	3.84	(0.19)		(0.07)	15.63	31.89	27,825	2	0.36	0.37	1.71
12/31/2012	10.68	0.23	1.43	1.66	(0.20)		(0.09)	12.05	15.56	17,633	5	0.38	0.38	1.92
12/31/2011	10.78	0.19	0.00	0.19	(0.21)		(0.08)	10.68	1.77	14,110	16	0.37	0.37	1.71
12/31/2010	9.54	0.17	1.23	1.40	(0.15)		(0.01)	10.78	14.70	12,937	2	0.37	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)		—	9.54	26.26	10,996	4	0.40	0.40	2.02
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A
06/30/2014	18.56	0.09	1.25	1.34	—		—	19.90	7.22	1,801,840	11	0.57	0.57	0.93
12/31/2013	14.46	0.16	4.60	4.76	(0.13)		(0.53)	18.56	32.99 (j)	1,638,827	11	0.58	0.58	0.93
12/31/2012	12.80	0.16	2.05	2.21	(0.15)		(0.40)	14.46	17.24	977,712	8	0.59	0.59	1.11
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)		(0.64)	12.80	(2.14)	658,163	24	0.59	0.59	0.68
12/31/2010	11.17	0.08	2.80	2.88	(0.08)		(0.11)	13.86	25.83	664,777	12	0.60	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)		—	11.17	38.03	469,779	14	0.61	0.61	1.35
Class B
06/30/2014	18.84	0.11	1.27	1.38	—		—	20.22	7.32	16,277	11	0.37	0.37	1.14
12/31/2013	14.67	0.19	4.67	4.86	(0.16)		(0.53)	18.84	33.19 (j)	13,326	11	0.38	0.38	1.12
12/31/2012	12.98	0.18	2.09	2.27	(0.18)		(0.40)	14.67	17.50	7,800	8	0.39	0.39	1.27
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)		(0.64)	12.98	(1.99)	6,541	24	0.39	0.39	0.89
12/31/2010	11.30	0.10	2.86	2.96	(0.10)		(0.11)	14.05	26.19	6,033	12	0.40	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)		—	11.30	38.34	4,541	14	0.41	0.41	1.55
JNL/Mellon Capital Small Cap Index Fund
Class A
06/30/2014	16.85	0.09	0.42	0.51	—		—	17.36	3.03	1,874,218	14	0.55	0.55	1.07
12/31/2013	12.82	0.16	4.76	4.92	(0.15	)(p)	(0.74)	16.85	38.44 (j)	1,829,922	18	0.56	0.56	1.04
12/31/2012	11.56	0.22	1.62	1.84	(0.21)		(0.37)	12.82	15.89	1,064,003	17	0.58	0.58	1.76
12/31/2011	12.61	0.10	(0.65)	(0.55)	(0.10)		(0.40)	11.56	(4.34)	761,311	15	0.59	0.59	0.83
12/31/2010	10.04	0.10	2.54	2.64	(0.07)		—	12.61	26.32	709,661	14	0.60	0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)		(0.05)	10.04	27.54	470,449	17	0.61	0.61	1.08
Class B
06/30/2014	17.06	0.11	0.42	0.53	—		—	17.59	3.11	21,779	14	0.35	0.35	1.28
12/31/2013	12.97	0.19	4.81	5.00	(0.17	)(p)	(0.74)	17.06	38.64 (j)	19,630	18	0.36	0.36	1.23
12/31/2012	11.69	0.24	1.65	1.89	(0.24)		(0.37)	12.97	16.15	11,377	17	0.38	0.38	1.87
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)		(0.40)	11.69	(4.20)	10,611	15	0.39	0.39	1.11
12/31/2010	10.14	0.12	2.57	2.69	(0.08)		—	12.75	26.58	5,158	14	0.40	0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)		(0.05)	10.14	27.68	3,916	17	0.41	0.41	1.30

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital International Index Fund
Class A
06/30/2014	$14.51	$0.35	$0.31	$0.66	$—	$—		$15.17	4.55%	$2,422,724	3%		0.62%	0.62%	4.85%
12/31/2013	12.22	0.33	2.28	2.61	(0.32)	—		14.51	21.43	2,303,582	1		0.63	0.63	2.48
12/31/2012	10.62	0.33	1.58	1.91	(0.31)	—		12.22	18.02	1,734,284	2		0.65	0.65	2.93
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)	—		10.62	(12.26)	1,144,242	5		0.65	0.65	2.91
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	—		12.48	6.81	1,066,567	2		0.67	0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	(0.00	)(h)	11.90	29.28	721,755	2		0.69	0.69	2.43
Class B
06/30/2014	15.01	0.38	0.32	0.70	—	—		15.71	4.66	36,830	3		0.42	0.42	5.06
12/31/2013	12.63	0.37	2.36	2.73	(0.35)	—		15.01	21.64	32,612	1		0.43	0.43	2.69
12/31/2012	10.96	0.38	1.62	2.00	(0.33)	—		12.63	18.28	23,298	2		0.45	0.45	3.21
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)	—		10.96	(12.09)	19,988	5		0.45	0.45	3.14
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	—		12.87	7.01	21,720	2		0.47	0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	(0.00	)(h)	12.26	29.57	18,284	2		0.49	0.49	2.83
JNL/Mellon Capital Bond Index Fund
Class A
06/30/2014	11.62	0.12	0.32	0.44	—	—		12.06	3.79	1,047,445	62	(q)	0.57	0.57	1.96
12/31/2013	12.22	0.20	(0.53)	(0.33)	(0.26)	(0.01)		11.62	(2.73)	1,543,416	69	(q)	0.56	0.56	1.66
12/31/2012	12.11	0.24	0.19	0.43	(0.27)	(0.05)		12.22	3.61	1,826,770	63	(q)	0.56	0.56	1.98
12/31/2011	11.73	0.31	0.53	0.84	(0.34)	(0.12)		12.11	7.15	1,549,529	94	(q)	0.57	0.57	2.57
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)		11.73	5.87	1,328,699	83	(q)	0.57	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)		11.39	5.65	793,123	87	(q)	0.60	0.60	3.67
Class B
06/30/2014	11.99	0.13	0.34	0.47	—	—		12.46	3.92	5,233	62	(q)	0.37	0.37	2.17
12/31/2013	12.61	0.23	(0.56)	(0.33)	(0.28)	(0.01)		11.99	(2.60)	4,558	69	(q)	0.36	0.36	1.87
12/31/2012	12.48	0.28	0.20	0.48	(0.30)	(0.05)		12.61	3.85	4,559	63	(q)	0.36	0.36	2.18
12/31/2011	12.08	0.34	0.55	0.89	(0.37)	(0.12)		12.48	7.31	4,345	94	(q)	0.37	0.37	2.75
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)		12.08	6.14	2,865	83	(q)	0.37	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)		11.71	5.90	2,647	87	(q)	0.40	0.40	3.92
JNL/Mellon Capital Global Alpha Fund
Class A
06/30/2014	10.06	(0.06)	(0.60)	(0.66)	—	—		9.40	(6.56)	45,604	0		1.34	1.35	(1.26)
12/31/2013	10.20	(0.13)	(0.01)	(0.14)	—	—		10.06	(1.37)	231,062	0		1.35	1.35	(1.31)
12/31/2012	10.57	(0.14)	(0.06)	(0.20)	—	(0.17)		10.20	(1.89)	488,407	0		1.35	1.35	(1.29)
12/31/2011	10.47	(0.14)	0.44	0.30	(0.08)	(0.12)		10.57	2.88	515,337	0		1.35	1.35	(1.29)
12/31/2010	9.88	(0.12)	0.71	0.59	—	(0.00	)(h)	10.47	6.00	200,918	0		1.36	1.36	(1.20)
12/31/2009*	10.00	(0.03)	(0.09)	(0.12)	—	—		9.88	(1.20)	62,275	0		1.35	1.35	(1.28)
Class B
06/30/2014	10.14	(0.05)	(0.59)	(0.64)	—	—		9.50	(6.31)	137	0		1.10	1.15	(1.03)
12/31/2013	10.26	(0.11)	(0.01)	(0.12)	—	—		10.14	(1.17)	103	0		1.15	1.15	(1.11)
12/31/2012	10.62	(0.12)	(0.07)	(0.19)	—	(0.17)		10.26	(1.78)	219	0		1.15	1.15	(1.09)
12/31/2011	10.49	(0.12)	0.46	0.34	(0.09)	(0.12)		10.62	3.22	247	0		1.15	1.15	(1.09)
12/31/2010	9.89	(0.10)	0.70	0.60	—	(0.00	)(h)	10.49	6.09	196	0		1.16	1.16	(1.01)
12/31/2009*	10.00	(0.03)	(0.08)	(0.11)	—	—		9.89	(1.10)	109	0		1.15	1.15	(1.09)
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Class A
06/30/2014	14.16	0.03	0.85	0.88	—	—		15.04	6.21	91,343	94		0.70	0.70	0.35
12/31/2013	10.22	0.04	3.96	4.00	(0.06)	—		14.16	39.14	147,338	140		0.70	0.70	0.34
12/31/2012*	10.00	0.09	0.13	0.22	—	—		10.22	2.20	78,005	61		0.70	0.70	1.37
Class B
06/30/2014	14.20	0.04	0.86	0.90	—	—		15.10	6.34	168	94		0.50	0.50	0.61
12/31/2013	10.23	0.07	3.97	4.04	(0.07)	—		14.20	39.48	190	140		0.50	0.50	0.53
12/31/2012*	10.00	0.10	0.13	0.23	—	—		10.23	2.30	105	61		0.50	0.50	1.50

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Utilities Sector Fund
Class A
06/30/2014	$9.39	$0.16	$1.49	$1.65	$—		$—		$11.04	17.57%	$22,888	4%		0.72%		0.72%		3.14%
12/31/2013*	10.00	0.22	(0.62)	(0.40)	(0.21)		(0.00	)(h)	9.39	(3.98)	3,246	77		0.73		0.73		3.41
JNL/Morgan Stanley Mid Cap Growth Fund
Class A
06/30/2014	13.13	(0.01)	(0.04)	(0.05)	—		—		13.08	(0.38)	271,387	30		1.10		1.10		(0.18)
12/31/2013	9.55	(0.06)	3.66	3.60	—		(0.02)		13.13	37.73	209,418	41		1.10		1.10		(0.48)
12/31/2012*	10.00	0.04	(0.45)	(0.41)	(0.04	)(r)	—		9.55	(4.13)	17,008	28		1.11		1.11		0.59
Class B
06/30/2014	13.16	0.00	(0.04)	(0.04)	—		—		13.12	(0.30)	136	30		0.90		0.90		0.02
12/31/2013	9.55	(0.01)	3.64	3.63	—		(0.02)		13.16	38.04	133	41		0.90		0.90		(0.12)
12/31/2012*	10.00	0.05	(0.45)	(0.40)	(0.05	)(r)	—		9.55	(4.05)	96	28		0.91		0.91		0.86
JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/2014	10.50	0.14	0.36	0.50	—		—		11.00	4.76	518,065	77	(s)	0.95		0.95		2.65
12/31/2013	10.54	0.24	(0.25)	(0.01)	(0.02)		(0.01)		10.50	(0.10)	467,334	106	(s)	0.95		0.95		2.24
12/31/2012*	10.00	0.13	0.41	0.54	—		—		10.54	5.40	80,917	76	(s)	0.95		0.95		1.93
Class B
06/30/2014	10.53	0.15	0.36	0.51	—		—		11.04	4.84	131	77	(s)	0.75		0.75		2.85
12/31/2013	10.55	0.26	(0.25)	0.01	(0.02)		(0.01)		10.53	0.10	121	106	(s)	0.75		0.75		2.43
12/31/2012*	10.00	0.14	0.41	0.55	—		—		10.55	5.50	121	76	(s)	0.75		0.75		2.09
JNL/Oppenheimer Global Growth Fund
Class A
06/30/2014	14.26	0.12	0.51	0.63	—		—		14.89	4.42	1,247,404	10		0.99		0.99		1.74
12/31/2013	11.40	0.11	2.87	2.98	(0.12)		(0.00	)(h)	14.26	26.24	987,372	15		0.99		0.99		0.88
12/31/2012	9.55	0.14	1.82	1.96	(0.11)		—		11.40	20.54	636,096	34		1.01		1.01		1.33
12/31/2011	10.47	0.13	(0.99)	(0.86)	(0.06)		—		9.55	(8.22)	546,730	19		1.01		1.01		1.25
12/31/2010	9.14	0.09	1.31	1.40	(0.07)		—		10.47	15.38	401,636	25		1.06		1.06		0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)		(0.49)		9.14	39.42	289,972	21		1.06		1.06		1.19
Class B
06/30/2014	14.45	0.13	0.51	0.64	—		—		15.09	4.43	1,106	10		0.79		0.79		1.86
12/31/2013	11.54	0.14	2.91	3.05	(0.14)		(0.00	)(h)	14.45	26.52	1,030	15		0.79		0.79		1.12
12/31/2012	9.66	0.16	1.85	2.01	(0.13)		—		11.54	20.82	839	34		0.81		0.81		1.49
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)		—		9.66	(8.11)	631	19		0.81		0.81		1.40
12/31/2010	9.23	0.11	1.34	1.45	(0.09)		—		10.59	15.68	616	25		0.86		0.86		1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)		(0.49)		9.23	39.58	507	21		0.86		0.86		1.40
JNL/PIMCO Real Return Fund
Class A
06/30/2014	10.20	0.11	0.56	0.67	—		—		10.87	6.57	2,032,095	55		0.84	(g)	0.84	(g)	2.09
12/31/2013	12.89	0.07	(1.24)	(1.17)	(0.17)		(1.35)		10.20	(9.13)	1,820,680	86		0.86	(g)	0.86	(g)	0.61
12/31/2012	12.83	0.13	0.96	1.09	(0.25)		(0.78)		12.89	8.43	3,083,176	85		0.85	(g)	0.85	(g)	0.98
12/31/2011	12.06	0.21	1.20	1.41	(0.11)		(0.53)		12.83	11.71	2,714,541	443		0.81	(g)	0.81	(g)	1.65
12/31/2010	11.57	0.17	0.72	0.89	(0.17)		(0.23)		12.06	7.72	1,794,823	536		0.82		0.82		1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)		—		11.57	17.25	1,189,828	722		0.81		0.81		2.69
Class B
06/30/2014	10.30	0.12	0.57	0.69	—		—		10.99	6.70	858	55		0.64	(g)	0.64	(g)	2.27
12/31/2013	13.01	0.10	(1.25)	(1.15)	(0.21)		(1.35)		10.30	(8.88)	768	86		0.66	(g)	0.66	(g)	0.84
12/31/2012	12.93	0.16	0.97	1.13	(0.27)		(0.78)		13.01	8.67	952	85		0.65	(g)	0.65	(g)	1.20
12/31/2011	12.15	0.23	1.20	1.43	(0.12)		(0.53)		12.93	11.84	513	443		0.61	(g)	0.61	(g)	1.76
12/31/2010	11.64	0.19	0.73	0.92	(0.18)		(0.23)		12.15	7.96	263	536		0.62		0.62		1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)		—		11.64	17.76	237	722		0.61		0.61		2.97

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PIMCO Total Return Bond Fund
Class A
06/30/2014	$12.61	$0.08	$0.30	$0.38	$—		$—	$12.99	3.01%	$5,111,069	137%	0.80	%(g)	0.80	%(g)	1.25%
12/31/2013	13.06	0.14	(0.41)	(0.27)	(0.16)		(0.02)	12.61	(2.08)	5,138,711	421	0.80	(g)	0.80	(g)	1.05
12/31/2012	12.57	0.24	0.76	1.00	(0.25)		(0.26)	13.06	8.00	5,788,043	448	0.80	(g)	0.80	(g)	1.79
12/31/2011	12.35	0.30	0.31	0.61	(0.37)		(0.02)	12.57	4.91	3,843,292	500	0.80	(g)	0.80	(g)	2.35
12/31/2010	12.19	0.26	0.65	0.91	(0.27)		(0.48)	12.35	7.57	3,248,237	489	0.81		0.81		2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)		(0.31)	12.19	15.45	2,348,470	177	0.81		0.81		4.04
Class B
06/30/2014	13.46	0.10	0.32	0.42	—		—	13.88	3.12	19,248	137	0.60	(g)	0.60	(g)	1.45
12/31/2013	13.93	0.17	(0.43)	(0.26)	(0.19)		(0.02)	13.46	(1.92)	19,989	421	0.60	(g)	0.60	(g)	1.26
12/31/2012	13.37	0.28	0.81	1.09	(0.27)		(0.26)	13.93	8.21	24,851	448	0.60	(g)	0.60	(g)	2.00
12/31/2011	13.11	0.34	0.33	0.67	(0.39)		(0.02)	13.37	5.12	17,968	500	0.60	(g)	0.60	(g)	2.55
12/31/2010	12.89	0.30	0.69	0.99	(0.29)		(0.48)	13.11	7.79	15,912	489	0.61		0.61		2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)		(0.31)	12.89	15.66	14,110	177	0.61		0.61		4.21
JNL/PPM America Floating Rate Income Fund
Class A
06/30/2014	10.91	0.18	(0.01)	0.17	—		—	11.08	1.56	1,795,546	19	0.97		0.97		3.37
12/31/2013	10.60	0.40	0.07	0.47	(0.16)		—	10.91	4.41	1,543,108	62	0.98		0.98		3.71
12/31/2012	10.07	0.44	0.35	0.79	(0.26)		—	10.60	7.82	659,373	55	1.00		1.00		4.17
12/31/2011*	10.00	0.36	(0.29)	0.07	—		—	10.07	0.70	445,716	57	1.00		1.00		3.64
JNL/PPM America High Yield Bond Fund
Class A
06/30/2014	7.18	0.20	0.21	0.41	—		—	7.59	5.71	3,105,436	28	0.74		0.74		5.54
12/31/2013	7.21	0.46	0.13	0.59	(0.45)		(0.17)	7.18	8.20	2,573,016	94	0.74		0.74		6.17
12/31/2012	6.51	0.49	0.60	1.09	(0.39)		—	7.21	16.75	2,193,974	73	0.74		0.74		6.87
12/31/2011	6.67	0.50	(0.19)	0.31	(0.47)		—	6.51	4.67	1,261,007	46	0.75		0.75		7.21
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		—	6.67	15.63	900,088	66	0.76		0.76		7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)		—	6.15	46.30	566,513	50	0.78		0.78		8.87
Class B
06/30/2014	8.10	0.24	0.23	0.47	—		—	8.57	5.80	13,574	28	0.54		0.54		5.76
12/31/2013	8.05	0.53	0.16	0.69	(0.47)		(0.17)	8.10	8.52	12,319	94	0.54		0.54		6.39
12/31/2012	7.23	0.56	0.66	1.22	(0.40)		—	8.05	16.90	11,478	73	0.54		0.54		7.10
12/31/2011	7.35	0.56	(0.20)	0.36	(0.48)		—	7.23	4.96	8,751	46	0.55		0.55		7.41
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		—	7.35	15.76	7,612	66	0.56		0.56		8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)		—	6.74	46.58	5,989	50	0.58		0.58		9.22
JNL/PPM America Mid Cap Value Fund
Class A
06/30/2014	14.93	0.05	0.92	0.97	—		—	15.90	6.50	394,438	17	1.06		1.06		0.63
12/31/2013	10.64	0.09	4.28	4.37	(0.08)		—	14.93	41.08	318,545	43	1.06		1.06		0.73
12/31/2012	9.78	0.11	1.47	1.58	(0.05)		(0.67)	10.64	16.43	153,777	71	1.06		1.06		0.99
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)		(0.11)	9.78	(7.41)	117,872	68	1.06		1.06		0.48
12/31/2010	8.25	0.03	2.41	2.44	(0.00	)(h)	—	10.69	29.58	86,297	73	1.06		1.06		0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		—	8.25	47.38	20,020	89	1.06		1.06		0.77
Class B
06/30/2014	14.98	0.06	0.94	1.00	—		—	15.98	6.68	297	17	0.86		0.86		0.82
12/31/2013	10.67	0.12	4.28	4.40	(0.09)		—	14.98	41.31	261	43	0.86		0.86		0.91
12/31/2012	9.80	0.13	1.48	1.61	(0.07)		(0.67)	10.67	16.70	162	71	0.86		0.86		1.18
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)		(0.11)	9.80	(7.23)	150	68	0.86		0.86		0.69
12/31/2010	8.25	0.04	2.41	2.45	(0.00	)(h)	—	10.70	29.70	122	73	0.86		0.86		0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		—	8.25	47.82	92	89	0.86		0.86		0.99

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Small Cap Value Fund
Class A
06/30/2014	$12.51	$0.02	$0.62	$0.64	$—	$—	$13.15	5.12%	$217,207	27%	1.06%	1.06%	0.28%
12/31/2013	9.74	0.06	3.56	3.62	(0.04)	(0.81)	12.51	37.35	198,874	48	1.06	1.06	0.51
12/31/2012	8.41	0.08	1.57	1.65	(0.09)	(0.23)	9.74	19.68	99,004	86	1.06	1.06	0.91
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)	(0.83)	8.41	(8.02)	68,493	75	1.06	1.06	0.26
12/31/2010	8.37	0.03	2.28	2.31	(0.01)	(0.54)	10.13	27.71	61,362	67	1.06	1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)	—	8.37	33.97	15,861	114	1.06	1.06	0.60
Class B
06/30/2014	12.54	0.03	0.63	0.66	—	—	13.20	5.26	15,802	27	0.86	0.86	0.48
12/31/2013	9.76	0.08	3.57	3.65	(0.06)	(0.81)	12.54	37.56	16,945	48	0.86	0.86	0.72
12/31/2012	8.43	0.10	1.58	1.68	(0.12)	(0.23)	9.76	19.93	6,729	86	0.86	0.86	1.10
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)	(0.83)	8.43	(7.84)	6,119	75	0.86	0.86	0.46
12/31/2010	8.38	0.04	2.29	2.33	(0.02)	(0.54)	10.15	27.91	6,170	67	0.86	0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)	—	8.38	34.30	3,850	114	0.86	0.86	0.68
JNL/PPM America Value Equity Fund
Class A
06/30/2014	17.97	0.13	1.35	1.48	—	—	19.45	8.24	193,676	19	0.85	0.85	1.44
12/31/2013	12.96	0.23	4.98	5.21	(0.20)	—	17.97	40.23 (j)	179,288	31	0.86	0.86	1.45
12/31/2012	11.36	0.21	1.57	1.78	(0.18)	—	12.96	15.66	118,286	39	0.86	0.86	1.63
12/31/2011	12.15	0.17	(0.82)	(0.65)	(0.14)	—	11.36	(5.26)	102,336	50	0.86	0.86	1.39
12/31/2010	10.46	0.14	1.68	1.82	(0.13)	—	12.15	17.46	113,586	36	0.86	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)	—	10.46	44.58	93,660	63	0.86	0.86	1.65
Class B
06/30/2014	18.05	0.15	1.36	1.51	—	—	19.56	8.37	915	19	0.65	0.65	1.68
12/31/2013	13.01	0.26	5.01	5.27	(0.23)	—	18.05	40.50 (j)	550	31	0.66	0.66	1.63
12/31/2012	11.40	0.23	1.59	1.82	(0.21)	—	13.01	15.92	369	39	0.66	0.66	1.83
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)	—	11.40	(5.06)	264	50	0.66	0.66	1.47
12/31/2010	10.50	0.15	1.69	1.84	(0.15)	—	12.19	17.55	372	36	0.66	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)	—	10.50	44.72	675	63	0.66	0.66	1.61
JNL/Red Rocks Listed Private Equity Fund
Class A
06/30/2014	12.17	0.18	0.58	0.76	—	—	12.93	6.24	972,124	17	1.17	1.17	2.93
12/31/2013	9.33	0.20	3.64	3.84	(1.00)	—	12.17	41.66	826,147	40	1.17	1.17	1.80
12/31/2012	7.25	0.15	2.04	2.19	—	(0.11)	9.33	30.26	684,236	31	1.17	1.17	1.79
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)	(0.20)	7.25	(17.97)	602,339	65	1.17	1.17	1.88
12/31/2010	8.03	0.07	2.04	2.11	(0.02)	(0.05)	10.07	26.32	643,051	24	1.18	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)	(0.01)	8.03	40.33	223,873	34	1.20	1.20	0.92
Class B
06/30/2014	12.26	0.19	0.59	0.78	—	—	13.04	6.36	553	17	0.97	0.97	3.05
12/31/2013	9.40	0.22	3.66	3.88	(1.02)	—	12.26	41.79	550	40	0.97	0.97	1.96
12/31/2012	7.28	0.17	2.06	2.23	—	(0.11)	9.40	30.69	430	31	0.97	0.97	2.00
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)	(0.20)	7.28	(17.83)	402	65	0.97	0.97	2.23
12/31/2010	8.04	0.07	2.06	2.13	(0.02)	(0.05)	10.10	26.53	234	24	0.98	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)	(0.01)	8.04	40.62	156	34	1.00	1.00	1.36

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Competitive Advantage Fund
Class A
06/30/2014	$16.82	$0.08	$(0.21)	$(0.13)	$—		$—	$16.69	(0.77)%	$2,199,967	0%	0.67%	0.67%	0.96%
12/31/2013	12.54	0.09	5.27	5.36	(0.09)		(0.99)	16.82	42.94	1,720,778	68	0.67	0.67	0.59
12/31/2012	10.95	0.14	1.68	1.82	(0.07)		(0.16)	12.54	16.63	824,193	58	0.69	0.69	1.17
12/31/2011	10.70	0.13	0.99	1.12	(0.09)		(0.78)	10.95	10.53	534,406	67	0.70	0.70	1.17
12/31/2010	9.95	0.14	1.11	1.25	(0.08)		(0.42)	10.70	12.63	296,032	77	0.71	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00	)(h)	—	9.95	44.22	254,695	101	0.72	0.72	1.28
Class B
06/30/2014	16.87	0.09	(0.20)	(0.11)	—		—	16.76	(0.65)	476	0	0.47	0.47	1.16
12/31/2013	12.56	0.12	5.28	5.40	(0.10)		(0.99)	16.87	43.23	473	68	0.47	0.47	0.79
12/31/2012	10.95	0.21	1.64	1.85	(0.08)		(0.16)	12.56	16.91	531	58	0.49	0.49	1.70
12/31/2011	10.70	0.15	0.98	1.13	(0.10)		(0.78)	10.95	10.65	102	67	0.50	0.50	1.38
12/31/2010	9.94	0.16	1.12	1.28	(0.10)		(0.42)	10.70	12.87	59	77	0.51	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00	)(h)	—	9.94	44.70	50	101	0.52	0.52	1.57
JNL/S&P Dividend Income & Growth Fund
Class A
06/30/2014	14.24	0.20	1.02	1.22	—		—	15.46	8.57	3,625,304	0	0.66	0.66	2.79
12/31/2013	11.39	0.36	3.13	3.49	(0.19)		(0.45)	14.24	30.78	2,928,292	57	0.67	0.67	2.66
12/31/2012	10.70	0.38	0.99	1.37	(0.18)		(0.50)	11.39	12.81	1,267,104	55	0.67	0.67	3.30
12/31/2011	9.76	0.32	0.89	1.21	(0.13)		(0.14)	10.70	12.42	920,551	62	0.69	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)	9.76	18.24	440,926	38	0.70	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	)(h)	—	8.69	23.47	239,392	84	0.72	0.72	3.24
Class B
06/30/2014	14.36	0.22	1.02	1.24	—		—	15.60	8.64	1,162	0	0.46	0.46	3.00
12/31/2013	11.46	0.39	3.16	3.55	(0.20)		(0.45)	14.36	31.14	1,082	57	0.47	0.47	2.85
12/31/2012	10.76	0.41	0.98	1.39	(0.19)		(0.50)	11.46	12.93	447	55	0.47	0.47	3.50
12/31/2011	9.80	0.35	0.89	1.24	(0.14)		(0.14)	10.76	12.66	341	62	0.49	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)	9.80	18.65	166	38	0.50	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	)(h)	—	8.70	23.79	158	84	0.52	0.52	3.40
JNL/S&P Intrinsic Value Fund
Class A
06/30/2014	15.59	0.13	0.79	0.92	—		—	16.51	5.90	2,009,859	2	0.67	0.67	1.61
12/31/2013	10.93	0.21	5.22	5.43	(0.13)		(0.64)	15.59	49.95	1,616,263	105	0.68	0.68	1.51
12/31/2012	9.90	0.20	1.20	1.40	(0.11)		(0.26)	10.93	14.11	698,722	75	0.69	0.69	1.90
12/31/2011	9.97	0.16	0.50	0.66	(0.08)		(0.65)	9.90	6.52	568,684	104	0.70	0.70	1.51
12/31/2010	9.75	0.15	1.24	1.39	(0.08)		(1.09)	9.97	14.39	319,617	103	0.71	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00	)(h)	—	9.75	57.04	246,578	151	0.72	0.72	1.40
Class B
06/30/2014	15.79	0.14	0.80	0.94	—		—	16.73	5.95	557	2	0.47	0.47	1.79
12/31/2013	11.05	0.24	5.28	5.52	(0.14)		(0.64)	15.79	50.26	731	105	0.48	0.48	1.69
12/31/2012	10.00	0.25	1.18	1.43	(0.12)		(0.26)	11.05	14.31	421	75	0.49	0.49	2.28
12/31/2011	10.05	0.17	0.52	0.69	(0.09)		(0.65)	10.00	6.77	196	104	0.50	0.50	1.62
12/31/2010	9.80	0.17	1.26	1.43	(0.09)		(1.09)	10.05	14.74	100	103	0.51	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00	)(h)	—	9.80	57.84	108	151	0.52	0.52	1.45
JNL/S&P Mid 3 Fund
Class A
06/30/2014*	10.00	0.02	0.67	0.69	—		—	10.69	6.90	88,818	27	0.81	0.81	0.90
Class B
06/30/2014*	10.00	0.02	0.67	0.69	—		—	10.69	6.90	107	27	0.61	0.61	1.12

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Total Yield Fund
Class A
06/30/2014	$14.98	$0.15	$1.23	$1.38	$—		$—		$16.36	9.21%	$1,496,239	2%	0.67%	0.67%	1.97%
12/31/2013	10.36	0.23	5.10	5.33	(0.13)		(0.58)		14.98	51.68	1,167,108	121	0.68	0.68	1.74
12/31/2012	8.66	0.20	1.69	1.89	(0.09)		(0.10)		10.36	21.83	518,667	74	0.70	0.70	2.03
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)		(0.46)		8.66	(5.40)	368,696	76	0.70	0.70	1.47
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)		9.74	10.08	281,137	88	0.71	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00	)(h)	—		9.10	42.88	212,981	126	0.72	0.72	1.28
Class B
06/30/2014	15.06	0.16	1.24	1.40	—		—		16.46	9.30	492	2	0.47	0.47	2.10
12/31/2013	10.40	0.27	5.11	5.38	(0.14)		(0.58)		15.06	52.00	547	121	0.48	0.48	2.00
12/31/2012	8.68	0.21	1.71	1.92	(0.10)		(0.10)		10.40	22.16	128	74	0.50	0.50	2.18
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)		(0.46)		8.68	(5.27)	126	76	0.50	0.50	1.66
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)		9.76	10.30	65	88	0.51	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00	)(h)	—		9.11	43.04	55	126	0.52	0.52	1.50
JNL/Scout Unconstrained Bond Fund
Class A
06/30/2014*	10.00	(0.01)	(0.08)	(0.09)	—		—		9.91	(0.90)	461,182	1	1.01	1.01	(0.60)
JNL/T. Rowe Price Established Growth Fund
Class A
06/30/2014	33.33	(0.02)	0.92	0.90	—		—		34.23	2.70	4,533,021	20	0.86	0.86	(0.11)
12/31/2013	24.92	(0.05)	9.68	9.63	(0.02)		(1.20)		33.33	38.67	4,323,901	33	0.86	0.86	(0.16)
12/31/2012	20.97	0.03	3.92	3.95	—		—		24.92	18.84	2,497,336	29	0.87	0.87	0.11
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	—		—		20.97	(1.18)	1,802,773	28	0.87	0.87	(0.11)
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)		—		21.22	16.76	1,475,748	35	0.88	0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)		—		18.18	43.49	916,445	62	0.91	0.91	0.12
Class B
06/30/2014	33.91	0.02	0.93	0.95	—		—		34.86	2.80	60,078	20	0.66	0.66	0.09
12/31/2013	25.31	0.01	9.85	9.86	(0.06)		(1.20)		33.91	38.97	58,140	33	0.66	0.66	0.04
12/31/2012	21.26	0.07	3.98	4.05	—		—		25.31	19.05	42,448	29	0.67	0.67	0.29
12/31/2011	21.47	0.02	(0.23)	(0.21)	—		—		21.26	(0.98)	35,832	28	0.67	0.67	0.08
12/31/2010	18.37	0.02	3.11	3.13	(0.03)		—		21.47	17.02	35,881	35	0.68	0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)		—		18.37	43.79	30,411	62	0.71	0.71	0.33
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/2014	37.47	(0.06)	2.35	2.29	—		—		39.76	6.11	2,748,951	16	1.01	1.01	(0.29)
12/31/2013	29.14	(0.13)	10.74	10.61	—		(2.28)		37.47	36.50 (j)	2,508,258	33	1.01	1.01	(0.39)
12/31/2012	26.86	(0.04)	3.69	3.65	(0.06)		(1.31)		29.14	13.59	1,729,982	33	1.01	1.01	(0.12)
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00	)(h)	(2.46)		26.86	(1.46)	1,437,209	38	1.01	1.01	(0.47)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)		29.78	27.86	1,366,836	27	1.01	1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	—		(0.01	)(t)	23.79	46.93	820,894	32	1.02	1.02	(0.26)
Class B
06/30/2014	38.45	(0.02)	2.42	2.40	—		—		40.85	6.24	62,954	16	0.81	0.81	(0.09)
12/31/2013	29.81	(0.07)	10.99	10.92	—		(2.28)		38.45	36.72 (j)	57,214	33	0.81	0.81	(0.19)
12/31/2012	27.44	0.02	3.78	3.80	(0.12)		(1.31)		29.81	13.83	41,608	33	0.81	0.81	0.06
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)		(2.46)		27.44	(1.25)	38,236	38	0.81	0.81	(0.27)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)		30.31	28.10	38,125	27	0.81	0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	—		(0.01	)(t)	24.19	47.22	28,372	32	0.82	0.82	(0.05)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/2014	$9.94	$0.05	$0.03	$0.08	$—	$—	$10.02	0.80%	$1,781,692	15%		0.71%	0.71%	0.93%
12/31/2013	10.06	0.07	(0.06)	0.01	(0.13)	—	9.94	0.10	1,657,217	59		0.70	0.70	0.72
12/31/2012	9.91	0.11	0.13	0.24	(0.09)	—	10.06	2.44	2,018,886	45		0.71	0.71	1.08
12/31/2011	9.88	0.14	0.00	0.14	(0.11)	—	9.91	1.38	1,220,682	50		0.72	0.72	1.41
12/31/2010	9.71	0.17	0.11	0.28	(0.11)	—	9.88	2.94	872,892	54		0.72	0.72	1.67
12/31/2009	9.36	0.25	0.47	0.72	(0.28)	(0.09)	9.71	7.64	484,832	102		0.74	0.74	2.56
Class B
06/30/2014	10.03	0.06	0.04	0.10	—	—	10.13	1.00	1,152	15		0.51	0.51	1.18
12/31/2013	10.15	0.09	(0.06)	0.03	(0.15)	—	10.03	0.28	294	59		0.50	0.50	0.91
12/31/2012	9.99	0.14	0.12	0.26	(0.10)	—	10.15	2.64	206	45		0.51	0.51	1.36
12/31/2011	9.95	0.16	0.00	0.16	(0.12)	—	9.99	1.58	284	50		0.52	0.52	1.54
12/31/2010	9.76	0.19	0.12	0.31	(0.12)	—	9.95	3.22	88	54		0.52	0.52	1.87
12/31/2009	9.41	0.26	0.47	0.73	(0.29)	(0.09)	9.76	7.74	211	102		0.54	0.54	2.57
JNL/T. Rowe Price Value Fund
Class A
06/30/2014	16.13	0.10	1.38	1.48	—	—	17.61	9.18	2,935,272	20		0.91	0.92	1.27
12/31/2013	12.34	0.18	4.38	4.56	(0.18)	(0.59)	16.13	37.14	2,428,256	39		0.91	0.92	1.25
12/31/2012	10.47	0.20	1.82	2.02	(0.15)	—	12.34	19.33	1,565,619	62		0.92	0.93	1.76
12/31/2011	10.84	0.17	(0.39)	(0.22)	(0.15)	—	10.47	(2.07)	1,305,413	51		0.93	0.93	1.53
12/31/2010	9.44	0.19	1.31	1.50	(0.10)	—	10.84	15.89	1,136,182	27		0.94	0.94	1.97
12/31/2009	6.98	0.15	2.44	2.59	(0.13)	—	9.44	37.09	727,672	21		0.96	0.96	1.89
Class B
06/30/2014	16.61	0.12	1.42	1.54	—	—	18.15	9.27	1,321	20		0.71	0.72	1.46
12/31/2013	12.68	0.22	4.50	4.72	(0.20)	(0.59)	16.61	37.42	1,210	39		0.71	0.72	1.46
12/31/2012	10.75	0.23	1.87	2.10	(0.17)	—	12.68	19.58	1,008	62		0.72	0.73	1.96
12/31/2011	11.11	0.19	(0.39)	(0.20)	(0.16)	—	10.75	(1.80)	731	51		0.73	0.73	1.75
12/31/2010	9.67	0.22	1.33	1.55	(0.11)	—	11.11	16.04	594	27		0.74	0.74	2.19
12/31/2009	7.14	0.17	2.50	2.67	(0.14)	—	9.67	37.46	549	21		0.76	0.76	2.16
JNL/WMC Balanced Fund
Class A
06/30/2014	21.07	0.16	1.14	1.30	—	—	22.37	6.17	3,786,534	63	(u)	0.74	0.74	1.53
12/31/2013	18.15	0.31	3.18	3.49	(0.28)	(0.29)	21.07	19.33	3,345,428	205	(u)	0.74	0.74	1.53
12/31/2012	16.81	0.32	1.37	1.69	(0.22)	(0.13)	18.15	10.10	2,398,046	100	(u)	0.74	0.74	1.79
12/31/2011	16.45	0.30	0.24	0.54	(0.18)	—	16.81	3.27	1,792,691	52	(u)	0.74	0.74	1.81
12/31/2010	15.01	0.28	1.34	1.62	(0.18)	—	16.45	10.83	1,290,162	46	(u)	0.76	0.76	1.84
12/31/2009	12.81	0.34	2.19	2.53	(0.33)	—	15.01	19.78	736,864	54	(u)	0.78	0.78	2.53
Class B
06/30/2014	21.56	0.19	1.16	1.35	—	—	22.91	6.26	1,473	63	(u)	0.54	0.54	1.73
12/31/2013	18.54	0.35	3.27	3.62	(0.31)	(0.29)	21.56	19.62	1,404	205	(u)	0.54	0.54	1.73
12/31/2012	17.16	0.36	1.39	1.75	(0.24)	(0.13)	18.54	10.26	1,181	100	(u)	0.54	0.54	1.99
12/31/2011	16.77	0.34	0.25	0.59	(0.20)	—	17.16	3.50	1,230	52	(u)	0.54	0.54	2.00
12/31/2010	15.29	0.32	1.35	1.67	(0.19)	—	16.77	10.99	1,041	46	(u)	0.56	0.56	2.04
12/31/2009	13.03	0.38	2.24	2.62	(0.36)	—	15.29	20.08	855	54	(u)	0.58	0.58	2.74

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from						Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/WMC Money Market Fund
Class A
06/30/2014	$1.00	$0.00	$0.00	$0.00	$—		$—		$1.00	0.00%	$1,345,505	N/A	0.18%	0.56%	0.00	%(v)
12/31/2013	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	1,328,987	N/A	0.19	0.57	0.00	(v)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	1,243,885	N/A	0.25	0.57	0.00	(v)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	1,054,701	N/A	0.23	0.57	0.00	(v)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(h)	—		1.00	0.00	706,007	N/A	0.27	0.57	0.00	(v)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(h)	—		1.00	0.15 (w)	1,140,511	N/A	0.47	0.57	0.16	(v)
Class B
06/30/2014	1.00	0.00	0.00	0.00	—		—		1.00	0.00	7,108	N/A	0.18	0.36	0.00	(v)
12/31/2013	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	7,755	N/A	0.19	0.37	0.00	(v)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	7,924	N/A	0.25	0.37	0.00	(v)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00	8,547	N/A	0.23	0.37	0.00	(v)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(h)	—		1.00	0.00	7,245	N/A	0.27	0.37	0.00	(v)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(h)	—		1.00	0.21 (w)	7,270	N/A	0.37	0.37	0.24	(v)
JNL/WMC Value Fund
Class A
06/30/2014	23.01	0.18	1.28	1.46	—		—		24.47	6.35	1,777,461	7%	0.78	0.78	1.58
12/31/2013	18.54	0.35	5.39	5.74	(0.40)		(0.87)		23.01	31.05	1,717,996	23	0.78	0.78	1.63
12/31/2012	16.83	0.37	2.39	2.76	(0.42)		(0.63)		18.54	16.35	1,262,528	31	0.78	0.78	2.00
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)		—		16.83	(2.06)	1,220,027	19	0.79	0.79	1.66
12/31/2010	15.41	0.21	1.90	2.11	(0.15)		—		17.37	13.70	1,138,293	25	0.80	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)		—		15.41	23.98	762,013	42	0.82	0.82	1.64
Class B
06/30/2014	23.44	0.21	1.31	1.52	—		—		24.96	6.48	31,233	7	0.58	0.58	1.79
12/31/2013	18.87	0.41	5.48	5.89	(0.45)		(0.87)		23.44	31.27	27,300	23	0.58	0.58	1.84
12/31/2012	17.12	0.42	2.43	2.85	(0.47)		(0.63)		18.87	16.59	19,665	31	0.58	0.58	2.20
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)		—		17.12	(1.87)	17,156	19	0.59	0.59	1.86
12/31/2010	15.65	0.25	1.93	2.18	(0.17)		—		17.66	13.92	17,032	25	0.60	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)		—		15.65	24.18	14,220	42	0.62	0.62	1.87

*

Commencement of operations was as follows: JNL/AllianceBernstein Dynamic Asset Allocation Fund – April 28, 2014; JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/BlackRock Global Allocation Fund – October 11, 2010; JNL/Brookfield Global Infrastructure and MLP Fund - December 12, 2011; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Ivy Asset Strategy Fund – September 28, 2009; JNL/Mellon Capital Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital Global Alpha Fund – September 28, 2009; JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund - April 30, 2012; JNL/Mellon Capital Utilities Sector Fund - April 29, 2013; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/PPM America Floating Rate Income Fund - January 1, 2011; JNL/S&P Mid 3 Fund – April 28, 2014; JNL/Scout Unconstrained Bond Fund – April 28, 2014.

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d)

Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions. Securities sold short are considered long term investments for purposes of calculating portfolio turnover.

(e)	Consolidated Financial Statements starting year ended December 31, 2013.
(f)

For the years ended 2011 and 2012, Consolidated Financial Statements. Prior to August 27, 2011, the JNL/BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund. For periods prior to August 27, 2011 that the Fund had a Master-Feeder structure, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s expenses.

See accompanying Notes to Financial Statements.

(g)	The net and total ratios of expenses to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following funds were as follows:

	June 30, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Global Allocation Fund
Class A	1.08%	1.08%	N/A	N/A	N/A	N/A
Class B	0.88	0.88	N/A	N/A	N/A	N/A
JNL/Franklin Templeton Mutual Shares Fund
Class A	N/A	N/A	N/A	N/A	N/A	1.06%
Class B	N/A	N/A	N/A	N/A	N/A	0.86
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1.15	1.15	1.16%	1.15%	1.16%	1.17
Class B	0.95	0.95	0.96	0.95	0.96	0.97
JNL/PIMCO Real Return Fund
Class A	0.79	0.79	0.79	0.79	N/A	N/A
Class B	0.59	0.59	0.59	0.59	N/A	N/A
JNL/PIMCO Total Return Bond Fund
Class A	0.80	0.80	0.80	0.80	N/A	N/A
Class B	0.60	0.60	0.60	0.60	N/A	N/A

(h)	Amount represents less than $0.005.
(i)	Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.
(j)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Large Cap Select Growth Fund - 38.94% and 39.26%; JNL/Capital Guardian Global Balanced Fund - 15.44% and 15.65%; JNL/Capital Guardian Global Diversified Research Fund - 23.15% and 23.40%; JNL/Eagle SmallCap Equity Fund - 30.43% and 30.65%; JNL/Invesco Mid Cap Value Fund - 30.82% and 31.05%; JNL/JPMorgan International Value Fund - 21.33% and 21.52%; JNL/JPMorgan U.S. Government & Quality Bond Fund - (3.59)% and (3.40)%; JNL/Mellon Capital S&P 400 Mid Cap Index Fund - 32.92% and 33.12%; JNL/Mellon Capital Small Cap Index Fund - 38.35% and 38.56%; JNL/PPM America Value Equity Fund - 40.15% and 40.42%; JNL/T.Rowe Price Mid-Cap Growth Fund - 36.47% and 36.69%.

(k)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52%, 53%, 86%, 100% and 44% in 2010, 2011, 2012, 2013 and 2014, respectively.
(l)

Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(m)	Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 484%, 1,137%, 1,302%, 1,111%, 748% and 187% in 2009, 2010, 2011, 2012, 2013 and 2014, respectively.
(n)

Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distribution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

(o)

Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(p)

Distribution amount for the JNL/Mellon Capital Small Cap Index Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2013.

(q)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Bond Index Fund was 90%, 83%, 106%, 89%, 156% and 77% in 2009, 2010, 2011, 2012, 2013 and 2014, respectively.
(r)

Distribution amount for the JNL/Morgan Stanley Mid Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2012.

(s)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 246%, 380% and 224% in 2012, 2013 and 2014, respectively.
(t)

Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(u)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 81%, 90%, 139%, 223%, 283% and 117% in 2009, 2010, 2011, 2012, 2013 and 2014, respectively.
(v)

The ratios for net income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2009, 2010, 2011, 2012, 2013 and 2014 was 0.06%, (0.30)%, (0.34)%, (0.32)%, (0.38)% and (0.39)%, respectively for Class A and 0.24%, (0.10)%, (0.14)%, (0.12)%, (0.18)% and (0.19)%, respectively for Class B shares.

(w)

Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(x)	Consolidated Financial Statements since commencement of operations.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

NOTE 1.  ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”).  The Trust currently offers shares in ninety-four (94) separate funds, each with its own investment objective.  Information in these financial statements pertains to sixty-seven (67) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  Shares of each Fund are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Funds and each Fund’s Adviser/Sub-Adviser are:

Sub-Adviser:	Fund: (Sub-Sub-Advisers are identified in parenthesis)
AllianceBernstein L.P.	JNL/AllianceBernstein Dynamic Asset Allocation Fund
AQR Capital Management, LLC	JNL/AQR Managed Futures Strategy Fund
BlackRock Investment Management, LLC	JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Large Cap Select Growth Fund
Brookfield Investment Management, Inc.	JNL/Brookfield Global Infrastructure and MLP Fund
Capital Guardian Trust Company	JNL/Capital Guardian Global Balanced Fund and JNL/Capital Guardian Global Diversified Research Fund
Dimensional Funds Advisors LP	JNL/DFA U.S. Core Equity Fund
Eagle Asset Management, Inc.	JNL/Eagle SmallCap Equity Fund
Eastspring Investments (Singapore) Limited*	JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund
Templeton Global Advisors Limited	JNL/Franklin Templeton Global Growth Fund
Franklin Advisers, Inc.	JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund
Franklin Templeton Institutional, LLC	JNL/Franklin Templeton International Small Cap Growth Fund
Franklin Mutual Advisers, LLC	JNL/Franklin Templeton Mutual Shares Fund
Franklin Advisory Services, LLC	JNL/Franklin Templeton Small Cap Value Fund
Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)

JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund

Invesco Advisers, Inc. Invesco Asset Management Ltd. (Sub-Sub-Adviser)

JNL/Invesco Global Real Estate Fund (Invesco Asset Management Ltd.), JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Mid Cap Value Fund, JNL/Invesco Small Cap Growth Fund

Ivy Investment Management Company	JNL/Ivy Asset Strategy Fund
J.P. Morgan Investment Management Inc.	JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund
Lazard Asset Management, LLC	JNL/Lazard Emerging Markets Fund
Mellon Capital Management Corporation

JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Mellon Capital Utilities Sector Fund

Morgan Stanley Investment Management Inc.	JNL/Morgan Stanley Mid Cap Growth Fund
Neuberger Berman Fixed Income LLC	JNL/Neuberger Berman Strategic Income Fund
OppenheimerFunds, Inc.	JNL/Oppenheimer Global Growth Fund
Pacific Investment Management Company LLC	JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund
PPM America, Inc.*	JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund
Red Rocks Capital LLC	JNL/Red Rocks Listed Private Equity Fund

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Sub-Adviser:	Fund: (Sub-Sub-Advisers are identified in parenthesis)
Standard & Poor’s Investment Advisory Services LLC

JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund (all Co-Sub-Advised by Mellon Capital Management Corporation)

Scout Investments, Inc.	JNL/Scout Unconstrained Bond Fund
T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (Co-Sub-Advised by Mellon Capital Management Corporation), JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund

Wellington Management Company, LLP	JNL/WMC Balanced Fund, JNL/WMC Money Market Fund, JNL/WMC Value Fund

*    PPM America, Inc. and Eastspring Investments (Singapore) Limited are affiliates of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/Eastspring Investments China-India Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco Mid Cap Value Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P Total Yield Fund,.

Each Fund, except JNL/AllianceBernstein Dynamic Asset Allocation Fund, JNL/Mellon Capital Utilities Sector Fund and JNL/PPM America Floating Rate Income Fund, offers Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

JNL/AllianceBernstein Dynamic Asset Allocation Fund, JNL/S&P Mid 3 Fund and JNL/Scout Unconstrained Bond Fund commenced operations April 28, 2014.

Effective April 28, 2014 the name of JNL/Brookfield Global Infrastructure Fund was changed to JNL/Brookfield Global Infrastructure and MLP Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by approved pricing services.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The JNL/WMC Money Market Fund declares dividends from net investment income daily and pays dividends monthly.  For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Trust may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Trust’s organizational documents, its officers and Trustees are

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

indemnified against certain liabilities arising out of the performance of their duties to the Funds.  Each Fund’s maximum exposure under these arrangements is unknown.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Basis of Consolidation - The accompanying financial statements and Schedules of Investments for JNL/AllianceBernstein Dynamic Asset Allocation Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/BlackRock Global Allocation Fund and JNL/Ivy Asset Strategy Fund have each been consolidated to include the respective account of JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Commodity Securities Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund Ltd. and JNL/Ivy Asset Strategy Fund Ltd. (each a “Subsidiary”).  Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments.  The Subsidiary allows each Fund to hold commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information.  Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-related instruments. Intercompany accounts and transactions have been eliminated.  Each Subsidiary has the same Sub-Adviser as the Fund and is subject to the same investment policies and restrictions as the Fund.

Statement of Cash Flows - GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions.  One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets.  Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncements - In June 2014, Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures”.  The amendments in this ASU change the accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements.  The amendments also require two new disclosures.  The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements.  The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.  ASU 2014-11 is effective for the first interim and annual period beginning on or after December 15, 2014.  Management is currently evaluating the impact ASU 2014-11 will have on the Funds’ financial statements.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, term loans where prices are obtained from only one dealer and liquidity is low, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2014, by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Investment Companies	$8,311	$—	$—	$8,311
Short Term Investments	5,995	—	—	5,995
Fund Total	$14,306	$—	$—	$14,306
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$196,823	$188,809	$—	$385,632
Fund Total	$196,823	$188,809	$—	$385,632
JNL/BlackRock Commodity Securities Strategy Fund
Common Stocks	$1,204,030	$17,074	$—	$1,221,104
Commodity Indexed Structured Notes	—	122,120	—	122,120
Short Term Investments	47,425	211,978	—	259,403
Fund Total	$1,251,455	$351,172	$—	$1,602,627
JNL/BlackRock Global Allocation Fund
Common Stocks	$1,206,534	$853,816	$1,410	$2,061,760
Trust Preferreds	9,150	—	—	9,150
Preferred Stocks	36,793	18,995	17,546	73,334
Warrants	67	341	—	408
Purchased Options	3,071	30,583	—	33,654
Investment Companies	36,484	—	—	36,484
Corporate Bonds and Notes	—	250,100	3,301	253,401
Government and Agency Obligations	—	418,696	—	418,696
Short Term Investments	84,885	500,011	—	584,896
Fund Total	$1,376,984	$2,072,542	$22,257	$3,471,783
JNL/BlackRock Large Cap Select Growth Fund
Common Stocks	$1,076,275	$13,049	$11,919	$1,101,243
Preferred Stocks	—	—	7,639	7,639
Short Term Investments	32,291	—	—	32,291
Fund Total	$1,108,566	$13,049	$19,558	$1,141,173
JNL/Brookfield Global Infrastructure and MLP Fund
Common Stocks	$744,138	$349,410	$—	$1,093,548
Short Term Investments	125,093	—	—	125,093
Fund Total	$869,231	$349,410	$—	$1,218,641
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$167,702	$153,284	$—	$320,986
Preferred Stocks	2,876	1,512	—	4,388
Rights	—	72	—	72
Non-U.S. Government Agency ABS	—	3,742	226	3,968
Corporate Bonds and Notes	—	25,281	—	25,281
Government and Agency Obligations	—	126,785	—	126,785
Short Term Investments	46,563	—	—	46,563
Fund Total	$217,141	$310,676	$226	$528,043
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$233,784	$187,304	$—	$421,088
Preferred Stocks	3,221	—	—	3,221
Short Term Investments	22,953	—	—	22,953
Fund Total	$259,958	$187,304	$—	$447,262
JNL/DFA U.S. Core Equity Fund
Common Stocks	$651,895	$—	$1	$651,896
Rights	1	—	—	1
Warrants	—	—	—	—
Short Term Investments	25,418	—	—	25,418
Fund Total	$677,314	$—	$1	$677,315
JNL/Eagle SmallCap Equity Fund
Common Stocks	$1,602,357	$—	$—	$1,602,357
Short Term Investments	155,193	—	—	155,193
Fund Total	$1,757,550	$—	$—	$1,757,550

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$1,119	$144,055	$—	$145,174
Warrants	27	—	—	27
Short Term Investments	2,591	—	—	2,591
Fund Total	$3,737	$144,055	$—	$147,792
JNL/Eastspring Investments China-India Fund
Common Stocks	$18,034	$334,709	$—	$352,743
Short Term Investments	12,582	—	—	12,582
Fund Total	$30,616	$334,709	$—	$365,325
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$558,435	$642,773	$—	$1,201,208
Short Term Investments	73,800	—	—	73,800
Fund Total	$632,235	$642,773	$—	$1,275,008
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$291,422	$—	$291,422
Government and Agency Obligations	—	1,237,245	—	1,237,245
Common Stocks	—	—	395	395
Preferred Stocks	—	—	878	878
Short Term Investments	375,093	207,908	—	583,001
Fund Total	$375,093	$1,736,575	$1,273	$2,112,941
JNL/Franklin Templeton Income Fund
Common Stocks	$1,198,222	$94,087	$2,028	$1,294,337
Equity Linked Structured Notes	—	30,042	—	30,042
Preferred Stocks	54,369	25,079	1,995	81,443
Warrants	150	—	—	150
Corporate Bonds and Notes	—	1,001,528	—	1,001,528
Other Equity Interests	—	—	1	1
Short Term Investments	508,588	—	—	508,588
Fund Total	$1,761,329	$1,150,736	$4,024	$2,916,089
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$216,025	$267,484	$—	$483,509
Preferred Stocks	—	1,139	—	1,139
Rights	—	30	—	30
Investment Companies	1,376	—	—	1,376
Short Term Investments	37,699	—	—	37,699
Fund Total	$255,100	$268,653	$—	$523,753
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$859,048	$224,191	$3,774	$1,087,013
Preferred Stocks	—	8,612	—	8,612
Corporate Bonds and Notes	—	63,072	—	63,072
Government and Agency Obligations	—	3,017	—	3,017
Other Equity Interests	—	12,533	—	12,533
Short Term Investments	95,309	—	—	95,309
Fund Total	$954,357	$311,425	$3,774	$1,269,556
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$1,056,976	$8,313	$—	$1,065,289
Short Term Investments	72,175	—	—	72,175
Fund Total	$1,129,151	$8,313	$—	$1,137,464
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$74,510	$2,455	$76,965
Corporate Bonds and Notes	—	222,826	320	223,146
Government and Agency Obligations	—	556,694	—	556,694
Common Stocks	—	—	—	—
Short Term Investments	108,707	2,052	—	110,759
Fund Total	$108,707	$856,082	$2,775	$967,564
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$183,216	$—	$183,216
Government and Agency Obligations	—	380,450	—	380,450
Non-U.S. Government Agency ABS	—	1,772	—	1,772
Credit Linked Structured Notes	—	63,617	—	63,617
Other Equity Interests	—	475	—	475
Common Stocks	—	—	27	27
Short Term Investments	55,408	23,799	—	79,207
Fund Total	$55,408	$653,329	$27	$708,764
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$1,286,003	$—	$—	$1,286,003
Investment Companies	7,467	—	—	7,467
Short Term Investments	55,489	—	—	55,489
Fund Total	$1,348,959	$—	$—	$1,348,959

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$279,433	$—	$—	$279,433
Short Term Investments	10,502	—	—	10,502
Fund Total	$289,935	$—	$—	$289,935
JNL/Invesco Global Real Estate Fund
Common Stocks	$1,049,760	$776,483	$—	$1,826,243
Warrants	188	—	—	188
Short Term Investments	106,276	—	—	106,276
Fund Total	$1,156,224	$776,483	$—	$1,932,707
JNL/Invesco International Growth Fund
Common Stocks	$313,692	$1,046,003	$—	$1,359,695
Short Term Investments	147,366	—	—	147,366
Fund Total	$461,058	$1,046,003	$—	$1,507,061
JNL/Invesco Large Cap Growth Fund
Common Stocks	$991,565	$—	$—	$991,565
Short Term Investments	36,913	—	—	36,913
Fund Total	$1,028,478	$—	$—	$1,028,478
JNL/Invesco Mid Cap Value Fund
Common Stocks	$396,862	$7,138	$—	$404,000
Short Term Investments	33,759	—	—	33,759
Fund Total	$430,621	$7,138	$—	$437,759
JNL/Invesco Small Cap Growth Fund
Common Stocks	$813,479	$—	$—	$813,479
Rights	24	—	—	24
Short Term Investments	84,328	—	—	84,328
Fund Total	$897,831	$—	$—	$897,831
JNL/Ivy Asset Strategy Fund
Common Stocks	$1,432,203	$580,111	$136,817	$2,149,131
Purchased Options	615	3,097	—	3,712
Corporate Bonds and Notes	—	12,055	78,206	90,261
Precious Metals	206,857	—	—	206,857
Short Term Investments	96,734	737,580	—	834,314
Fund Total	$1,736,409	$1,332,843	$215,023	$3,284,275
JNL/JPMorgan International Value Fund
Common Stocks	$16,496	$702,256	$—	$718,752
Preferred Stocks	—	6,857	—	6,857
Rights	257	—	—	257
Short Term Investments	18,937	—	—	18,937
Fund Total	$35,690	$709,113	$—	$744,803
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$1,424,598	$—	$—	$1,424,598
Short Term Investments	96,870	—	—	96,870
Fund Total	$1,521,468	$—	$—	$1,521,468
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$44,299	$—	$44,299
Corporate Bonds and Notes	—	34,545	—	34,545
Government and Agency Obligations	—	1,068,636	—	1,068,636
Short Term Investments	35,177	—	—	35,177
Fund Total	$35,177	$1,147,480	$—	$1,182,657
JNL/Lazard Emerging Markets Fund
Common Stocks	$663,367	$855,689	$—	$1,519,056
Preferred Stocks	4,052	—	—	4,052
Short Term Investments	134,422	—	—	134,422
Fund Total	$801,841	$855,689	$—	$1,657,530
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$129,436	$588,316	$—	$717,752
Preferred Stocks	43,264	8,127	—	51,391
Rights	83	—	—	83
Short Term Investments	35,725	1,430	—	37,155
Fund Total	$208,508	$597,873	$—	$806,381
JNL/Mellon Capital European 30 Fund
Common Stocks	$9,052	$312,389	$—	$321,441
Short Term Investments	6,561	—	—	6,561
Fund Total	$15,613	$312,389	$—	$328,002
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$28,094	$150,495	$—	$178,589
Investment Companies	4,453	—	—	4,453
Short Term Investments	11,605	—	—	11,605
Fund Total	$44,152	$150,495	$—	$194,647

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$3,506,204	$—	$—	$3,506,204
Short Term Investments	151,341	3,760	—	155,101
Fund Total	$3,657,545	$3,760	$—	$3,661,305
JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$1,764,595	$—	$—	$1,764,595
Short Term Investments	139,802	2,445	—	142,247
Fund Total	$1,904,397	$2,445	$—	$1,906,842
JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,870,823	$154	$—	$1,870,977
Rights	—	—	—	—
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	227,578	1,130	—	228,708
Fund Total	$2,098,401	$1,284	$—	$2,099,685
JNL/Mellon Capital International Index Fund
Common Stocks	$48,462	$2,339,709	$—	$2,388,171
Preferred Stocks	763	18,040	—	18,803
Rights	103	18	—	121
Other Equity Interests	—	—	—	—
Short Term Investments	87,366	2,655	—	90,021
Fund Total	$136,694	$2,360,422	$—	$2,497,116
JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$27,557	$—	$27,557
Corporate Bonds and Notes	—	277,817	—	277,817
Government and Agency Obligations	—	756,219	—	756,219
Short Term Investments	62,291	—	—	62,291
Fund Total	$62,291	$1,061,593	$—	$1,123,884
JNL/Mellon Capital Global Alpha Fund
Purchased Options	$305	$—	$—	$305
Short Term Investments	5,892	39,188	—	45,080
Fund Total	$6,197	$39,188	$—	$45,385
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$91,017	$—	$—	$91,017
Short Term Investments	7,650	—	—	7,650
Fund Total	$98,667	$—	$—	$98,667
JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$22,723	$—	$—	$22,723
Short Term Investments	140	—	—	140
Fund Total	$22,863	$—	$—	$22,863
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$246,297	$10,674	$694	$257,665
Preferred Stocks	—	—	2,279	2,279
Purchased Options	—	103	—	103
Short Term Investments	31,041	—	—	31,041
Fund Total	$277,338	$10,777	$2,973	$291,088
JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$110,786	$—	$110,786
Corporate Bonds and Notes	—	143,544	—	143,544
Government and Agency Obligations	—	242,148	—	242,148
Investment Companies	25,412	—	—	25,412
Variable Rate Senior Loan Interests	—	81,411	—	81,411
Short Term Investments	98,723	—	—	98,723
Fund Total	$124,135	$577,889	$—	$702,024
JNL/Oppenheimer Global Growth Fund
Common Stocks	$619,952	$574,978	$—	$1,194,930
Preferred Stocks	354	25,157	—	25,511
Rights	236	—	—	236
Short Term Investments	80,471	—	—	80,471
Fund Total	$701,013	$600,135	$—	$1,301,148
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$185,438	$—	$185,438
Corporate Bonds and Notes	—	118,894	—	118,894
Government and Agency Obligations	—	2,310,733	—	2,310,733
Preferred Stocks	607	—	—	607
Other Equity Interests	—	20	—	20
Short Term Investments	7,183	588,157	—	595,340
Fund Total	$7,790	$3,203,242	$—	$3,211,032

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$340,557	$—	$340,557
Corporate Bonds and Notes	—	931,085	—	931,085
Government and Agency Obligations	—	2,872,704	—	2,872,704
Preferred Stocks	30,350	—	—	30,350
Trust Preferreds	20,202	—	—	20,202
Other Equity Interests	—	—	—	—
Short Term Investments	47,719	1,377,510	—	1,425,229
Fund Total	$98,271	$5,521,856	$—	$5,620,127
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$84,230	$—	$84,230
Variable Rate Senior Loan Interests(1)	—	1,679,990	10,022	1,690,012
Short Term Investments	82,578	—	—	82,578
Fund Total	$82,578	$1,764,220	$10,022	$1,856,820
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$38,666	$—	$38,666
Corporate Bonds and Notes	—	2,617,980	32,880	2,650,860
Common Stocks	225,608	—	765	226,373
Preferred Stocks	83,401	1,016	—	84,417
Trust Preferreds	2,631	—	—	2,631
Investment Companies	15,068	—	—	15,068
Other Equity Interests	—	23,187	—	23,187
Short Term Investments	490,349	—	—	490,349
Fund Total	$817,057	$2,680,849	$33,645	$3,531,551
JNL/PPM America Mid Cap Value Fund
Common Stocks	$394,279	$—	$—	$394,279
Short Term Investments	27,676	—	—	27,676
Fund Total	$421,955	$—	$—	$421,955
JNL/PPM America Small Cap Value Fund
Common Stocks	$232,456	$—	$—	$232,456
Short Term Investments	24,666	—	—	24,666
Fund Total	$257,122	$—	$—	$257,122
JNL/PPM America Value Equity Fund
Common Stocks	$193,675	$—	$—	$193,675
Short Term Investments	5,206	—	—	5,206
Fund Total	$198,881	$—	$—	$198,881
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$524,318	$431,228	$—	$955,546
Short Term Investments	54,781	—	—	54,781
Fund Total	$579,099	$431,228	$—	$1,010,327
JNL/S&P Competitive Advantage Fund
Common Stocks	$2,192,255	$—	$—	$2,192,255
Short Term Investments	81,486	—	—	81,486
Fund Total	$2,273,741	$—	$—	$2,273,741
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$3,608,681	$—	$—	$3,608,681
Short Term Investments	64,302	—	—	64,302
Fund Total	$3,672,983	$—	$—	$3,672,983
JNL/S&P Intrinsic Value Fund
Common Stocks	$1,996,481	$—	$—	$1,996,481
Short Term Investments	8,176	—	—	8,176
Fund Total	$2,004,657	$—	$—	$2,004,657
JNL/S&P Mid 3 Fund
Common Stocks	$88,762	$—	$—	$88,762
Short Term Investments	907	—	—	907
Fund Total	$89,669	$—	$—	$89,669
JNL/S&P Total Yield Fund
Common Stocks	$1,491,662	$—	$—	$1,491,662
Short Term Investments	8,236	—	—	8,236
Fund Total	$1,499,898	$—	$—	$1,499,898
JNL/Scout Unconstrained Bond Fund
Non-U.S. Government Agency ABS	$—	$17,037	$—	$17,037
Corporate Bonds and Notes	—	109,656	—	109,656
Government and Agency Obligations	—	287,545	—	287,545
Short Term Investments	42,953	—	—	42,953
Fund Total	$42,953	$414,238	$—	$457,191
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$4,420,287	$118,578	$—	$4,538,865
Preferred Stocks	—	—	6,863	6,863
Short Term Investments	123,715	—	—	123,715
Fund Total	$4,544,002	$118,578	$6,863	$4,669,443

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$2,643,312	$6,272	$4,847	$2,654,431
Preferred Stocks	—	—	7,246	7,246
Short Term Investments	256,389	—	—	256,389
Fund Total	$2,899,701	$6,272	$12,093	$2,918,066
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$403,576	$—	$403,576
Corporate Bonds and Notes	—	905,300	—	905,300
Government and Agency Obligations	—	441,748	—	441,748
Short Term Investments	49,915	—	—	49,915
Fund Total	$49,915	$1,750,624	$—	$1,800,539
JNL/T. Rowe Price Value Fund
Common Stocks	$2,834,387	$68,372	$—	$2,902,759
Short Term Investments	86,521	—	—	86,521
Fund Total	$2,920,908	$68,372	$—	$2,989,280
JNL/WMC Balanced Fund
Common Stocks	$2,453,765	$—	$—	$2,453,765
Non-U.S. Government Agency ABS	—	52,544	1,873	54,417
Corporate Bonds and Notes	—	344,119	—	344,119
Government and Agency Obligations	—	836,824	—	836,824
Short Term Investments	536,208	—	—	536,208
Fund Total	$2,989,973	$1,233,487	$1,873	$4,225,333
JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$178,688	$—	$178,688
Government and Agency Obligations	—	260,770	—	260,770
Short Term Investments	—	736,271	—	736,271
Fund Total	$—	$1,175,729	$—	$1,175,729
JNL/WMC Value Fund
Common Stocks	$1,755,825	$25,493	$—	$1,781,318
Short Term Investments	39,507	—	—	39,507
Fund Total	$1,795,332	$25,493	$—	$1,820,825

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$—	$(1,672)	$—	$(1,672)
Fund Total	$—	$(1,672)	$—	$(1,672)
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(15,790)	$—	$(15,790)
Fund Total	$—	$(15,790)	$—	$(15,790)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(54,941)	$—	$—	$(54,941)
Fund Total	$(54,941)	$—	$—	$(54,941)
JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(16,515)	$—	$(16,515)
Fund Total	$—	$(16,515)	$—	$(16,515)

(1)Unfunded commitments in JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Net unrealized appreciation is reflected as an asset in the table.  See Unfunded Commitments in these Notes to Financial Statements.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Open Futures Contracts	$24	$—	$—	$24
Open Forward Foreign Currency Contracts	—	16	—	16
OTC Total Return Swap Agreements	—	4	—	4
Fund Total	$24	$20	$—	$44
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$5,284	$—	$—	$5,284
Open Forward Foreign Currency Contracts	—	9,671	—	9,671
OTC Total Return Swap Agreements	—	1,806	—	1,806
Fund Total	$5,284	$11,477	$—	$16,761
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$604	$—	$—	$604
Open Forward Foreign Currency Contracts	—	746	—	746
OTC Credit Default Swap Agreements	—	4	—	4
Centrally Cleared Credit Default Swap Agreements	—	20	—	20
OTC Total Return Swap Agreements	—	611	—	611
Fund Total	$604	$1,381	$—	$1,985

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$139	$—	$139
Fund Total	$—	$139	$—	$139
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$11,606	$—	$11,606
Fund Total	$—	$11,606	$—	$11,606
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$714	$—	$714
Fund Total	$—	$714	$—	$714
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$708	$—	$—	$708
Open Forward Foreign Currency Contracts	—	831	—	831
OTC Interest Rate Swap Agreements	—	104	—	104
Centrally Cleared Interest Rate Swap Agreements	—	2,891	—	2,891
OTC Credit Default Swap Agreements	—	321	—	321
Centrally Cleared Credit Default Swap Agreements	—	113	—	113
Fund Total	$708	$4,260	$—	$4,968
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$149	$—	$—	$149
Open Forward Foreign Currency Contracts	—	3,859	—	3,859
OTC Interest Rate Swap Agreements	—	1,855	—	1,855
Centrally Cleared Interest Rate Swap Agreements	—	311	—	311
OTC Cross-Currency Swap Agreements	—	2,236	—	2,236
OTC Credit Default Swap Agreements	—	1	—	1
Fund Total	$149	$8,262	$—	$8,411
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$1,565	$—	$1,565
Fund Total	$—	$1,565	$—	$1,565
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contracts	$431	$—	$—	$431
Fund Total	$431	$—	$—	$431
JNL/Mellon Capital S&P 400 MidCap Index Fund
Open Futures Contracts	$679	$—	$—	$679
Fund Total	$679	$—	$—	$679
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contracts	$538	$—	$—	$538
Fund Total	$538	$—	$—	$538
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$198	$—	$—	$198
Open Forward Foreign Currency Contracts	—	412	—	412
Fund Total	$198	$412	$—	$610
JNL/Mellon Capital Global Alpha Fund
Open Futures Contracts	$511	$—	$—	$511
Open Forward Foreign Currency Contracts	—	941	—	941
Fund Total	$511	$941	$—	$1,452
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$108	$—	$—	$108
OTC Credit Default Swap Agreements	—	488	—	488
Fund Total	$108	$488	$—	$596
JNL/PIMCO Real Return Fund
Open Forward Foreign Currency Contracts	$—	$1,350	$—	$1,350
OTC Interest Rate Swap Agreements	—	1,794	—	1,794
Centrally Cleared Interest Rate Swap Agreements	—	3,302	—	3,302
OTC Credit Default Swap Agreements	—	400	—	400
Centrally Cleared Credit Default Swap Agreements	—	562	—	562
Fund Total	$—	$7,408	$—	$7,408
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$6,389	$—	$—	$6,389
Open Forward Foreign Currency Contracts	—	2,165	—	2,165
OTC Interest Rate Swap Agreements	—	2,438	—	2,438
Centrally Cleared Interest Rate Swap Agreements	—	14,456	—	14,456
OTC Credit Default Swap Agreements	—	3,867	—	3,867
Centrally Cleared Credit Default Swap Agreements	—	65	—	65
Fund Total	$6,389	$22,991	$—	$29,380
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$98	$—	$—	$98
Fund Total	$98	$—	$—	$98
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$640	$—	$—	$640
Fund Total	$640	$—	$—	$640

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Scout Unconstrained Bond Fund
Open Futures Contracts	$293	$—	$—	$293
Centrally Cleared Credit Default Swap Agreements	—	84	—	84
Fund Total	$293	$84	$—	$377
JNL/WMC Balanced Fund
Open Futures Contracts	$502	$—	$—	$502
Fund Total	$502	$—	$—	$502

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Open Futures Contracts	$(15)	$—	$—	$(15)
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
Fund Total	$(15)	$(1)	$—	$(16)
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(1,955)	—	$—	$(1,955)
Open Forward Foreign Currency Contracts	—	(5,489)	—	(5,489)
OTC Total Return Swap Agreements	—	(1,460)	—	(1,460)
Fund Total	$(1,955)	$(6,949)	$—	$(8,904)
JNL/BlackRock Global Allocation Fund
Written Options	$(762)	$(12,931)	$—	$(13,693)
Open Futures Contracts	(1,693)	—	—	(1,693)
Open Forward Foreign Currency Contracts	—	(3,547)	—	(3,547)
OTC Credit Default Swap Agreements	—	(38)	—	(38)
Centrally Cleared Credit Default Swap Agreements	—	(111)	—	(111)
OTC Total Return Swap Agreements	—	(89)	—	(89)
Fund Total	$(2,455)	$(16,716)	$—	$(19,171)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(126)	$—	$(126)
Fund Total	$—	$(126)	$—	$(126)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(9,635)	$—	$(9,635)
OTC Interest Rate Swap Agreements	—	(8,326)	—	(8,326)
Centrally Cleared Interest Rate Swap Agreements	—	(245)	—	(245)
Fund Total	$—	$(18,206)	$—	$(18,206)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(4,006)	$—	$(4,006)
Fund Total	$—	$(4,006)	$—	$(4,006)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(1,144)	$—	$—	$(1,144)
Open Forward Foreign Currency Contracts	—	(1,685)	—	(1,685)
OTC Interest Rate Swap Agreements	—	(559)	—	(559)
Centrally Cleared Interest Rate Swap Agreements	—	(3,599)	—	(3,599)
OTC Credit Default Swap Agreements	—	(151)	—	(151)
Centrally Cleared Credit Default Swap Agreements	—	(172)	—	(172)
Fund Total	$(1,144)	$(6,166)	$—	$(7,310)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(1,006)	$—	$—	$(1,006)
Open Forward Foreign Currency Contracts	—	(4,410)	—	(4,410)
OTC Interest Rate Swap Agreements	—	(3,899)	—	(3,899)
Centrally Cleared Interest Rate Swap Agreements	—	(315)	—	(315)
OTC Cross-Currency Swap Agreements	—	(58)	—	(58)
OTC Credit Default Swap Agreements	—	(225)	—	(225)
Fund Total	$(1,006)	$(8,907)	$—	$(9,913)
JNL/Invesco Mid Cap Value Fund
Open Forward Foreign Currency Contracts	$—	$(41)	$—	$(41)
Fund Total	$—	$(41)	$—	$(41)
JNL/Ivy Asset Strategy Fund
Written Options	$—	$(170)	$—	$(170)
Open Forward Foreign Currency Contracts	—	(635)	—	(635)
Fund Total	$—	$(805)	$—	$(805)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$(764)	$—	$(764)
Fund Total	$—	$(764)	$—	$(764)
JNL/Mellon Capital Emerging Markets Index Fund
Open Futures Contracts	$(47)	$—	$—	$(47)
Fund Total	$(47)	$—	$—	$(47)
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$(148)	$—	$—	$(148)
Fund Total	$(148)	$—	$—	$(148)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Global Alpha Fund
Exchange Traded Futures Purchased Options	$(381)	$—	$—	$(381)
Open Futures Contracts	(280)	—	—	(280)
Open Forward Foreign Currency Contracts	—	(770)	—	(770)
Fund Total	$(661)	$(770)	$—	$(1,431)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(1,042)	$—	$—	$(1,042)
Fund Total	$(1,042)	$—	$—	$(1,042)
JNL/PIMCO Real Return Fund
Written Options	$—	$(222)	$—	$(222)
Open Futures Contracts	(179)	—	—	(179)
Open Forward Foreign Currency Contracts	—	(6,250)	—	(6,250)
OTC Interest Rate Swap Agreements	—	(4,344)	—	(4,344)
Centrally Cleared Interest Rate Swap Agreements	—	(5,240)	—	(5,240)
OTC Credit Default Swap Agreements	—	(286)	—	(286)
Fund Total	$(179)	$(16,342)	$—	$(16,521)
JNL/PIMCO Total Return Bond Fund
Written Options	$—	$(434)	$—	$(434)
Open Futures Contracts	(999)	—	—	(999)
Open Forward Foreign Currency Contracts	—	(7,568)	—	(7,568)
OTC Interest Rate Swap Agreements	—	(547)	—	(547)
Centrally Cleared Interest Rate Swap Agreements	—	(2,476)	—	(2,476)
OTC Credit Default Swap Agreements	—	(2,065)	—	(2,065)
Fund Total	$(999)	$(13,090)	$—	$(14,089)
JNL/Scout Unconstrained Bond Fund
Open Futures Contracts	$(129)	$—	$—	$(129)
Fund Total	$(129)	$—	$—	$(129)
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$—	$(35)	$—	$(35)
Fund Total	$—	$(35)	$—	$(35)
JNL/WMC Balanced Fund
Open Futures Contracts	$(81)	$—	$—	$(81)
Fund Total	$(81)	$—	$—	$(81)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, exchange traded futures options, written options and swap agreements.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended June 30, 2014:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Brookfield Global Infrastructure and MLP Fund
Common Stocks	$34,089	$—
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$—	$2,671
JNL/Eastspring Investments China India Fund
Common Stocks	$3,754	$6,465
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$35,748	$50,639
JNL/Invesco Global Real Estate Fund
Common Stocks	$52,044	$—
JNL/Ivy Asset Strategy Fund
Common Stocks	$50,342	$—
JNL/JPMorgan International Value Fund
Common Stocks	$23,780	$—
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$10,765	$—
JNL/Mellon Capital International Index Fund
Common Stocks	$32,627	$—
JNL/RedRocks Listed Private Equity Fund
Common Stocks	$77,685	$—
Investment Companies	9,484	85,873

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

The following table is a rollforward of significant Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2014:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)		Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/BlackRock Large Cap Select Growth Fund
Common Stock	$—	$—	$—	$—	$11,919		$—		$11,919	(3)	$—

JNL/Ivy Asset Strategy Fund
Common Stock	$31,168	$—	$—	$(1,940)	$—		$—		$29,228	(4)	$(1,940)
Common Stock	37,612	—	—	(400)	—		—		37,212	(6)	(400)
Common Stock	69,993	—	—	384	—		—		70,377	(7)	384
Corporate Bonds and Notes	28,500	—	—	—	—		—		28,500	(5)	—
Corporate Bonds and Notes	49,006	—	—	(43)	4,900	(8)	(4,157	)(9)	49,706	(6)	(43)
Fund Total	$216,279	$—	$—	$(1,999)	$4,900		$(4,157)		$215,023		$(1,999)

(1)   Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at June 30, 2014.

(2)   There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2014.

(3)   The fair value measurements of the common stock in JNL/BlackRock Large Cap Select Growth Fund was determined based on the purchase transaction price.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	N/A

(4)   The fair value measurements of the common stock in JNL/Ivy Asset Strategy Fund were determined based on a discounted cash flow model, recent transactions and taking into consideration a discount for liquidity.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	N/A
Income approach	Discount for lack of marketability	10%
Discount cash flow	Cash on cash ratio	1.29-1.43

(5)   The fair value measurements of the corporate bond in JNL/Ivy Asset Strategy Fund was determined based on the purchase transaction price.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, significant change in the valuations of comparable public companies, significant changes in the interest rate spread of comparable corporate bonds indices, or another, similar transaction in the company’s securities could result in a significant decrease or increase to the corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Transaction	Transaction price	N/A
Market approach	Interest rate spread	214 &155*

*Represents the spread on the corporate bond versus the JPMorgan U.S. High Yield Index and the JPMorgan High Yield Diversified Media Sub Index, respectively.

(6)   The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance and valuations of comparable public companies.  As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Income approach	Pro forma run rate EBITDA multiples	20.25-20.75

(7)   The fair value measurements of the common stock in JNL/Ivy Asset Strategy Fund were determined based on recent transactions, a proforma EBITDA floor and a discounted cash flow model.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, the company not meeting the EBITDA floor, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	N/A
Income approach	Pro forma EBITDA floor	47.6 million
Discount cash flow	Weighted average cost of capital	10%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

(8)   This amount represents interest earned on the corporate bond in JNL/Ivy Asset Strategy Fund which was paid-in-kind.

(9)   This amount represents a paydown on the corporate bond in JNL/Ivy Asset Strategy Fund.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral - All Funds, except for JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  The investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  A Fund is indemnified by its securities lending agent for insufficient collateral obtained from the borrower.  Each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in recovering the loaned securities and incur expenses related to enforcing its rights.  However, a Fund is indemnified by its securities lending agent for borrower default.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as securities lending agent to the Trust.  JPM Chase also serves as custodian for all Funds except for the JNL/PPM America Floating Rate Income Fund.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements.  In a repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and date.  Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund.  Interest earned on repurchase agreements is recorded as interest income to the Fund.  The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub custodians under triparty repurchase agreements or delivered to the counterparty.  When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement.  The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement.

Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments.  The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.  In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as liabilities on the Statements of Assets and Liabilities.  Interest paid is recorded as a component of interest expense on the Statements of Operations.  The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.  In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.  A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.  A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements. The value of reverse repurchase agreements and collateral pledged or received are disclosed in the table below.  The Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the reverse repurchase agreement.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2014, were as follows:  JNL/PIMCO Real Return Fund, $246,525 and 0.08%, for 75 days outstanding; and JNL/PIMCO Total Return Bond Fund, $20,796 and 0.46%, for 150 days outstanding, respectively.  The Funds did not hold any reverse repurchase agreements at June 30, 2014.

Forward Sales Commitments - Certain Funds may purchase or sell forward sales commitments.  A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.  The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date.  A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities - Certain Funds may purchase or sell securities on a delayed-delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, Funds may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  A Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities.  A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

The average daily balance (in thousands) and the weighted average interest rate for treasury roll transactions, for the period ended June 30, 2014, were as follows:  JNL/PIMCO Real Return Fund, $22,559,910 and 0.01%, for 175 days outstanding; and JNL/PIMCO Total Return Bond Fund, $325,958 and 0.00%, for 47 days outstanding, respectively.  At June 30, 2014, JNL/PIMCO Real Return Fund had $1,133 of deferred income included in payable for treasury roll transactions on the Statements of Assets and Liabilities.

Inflation-Indexed Bonds - Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation.  The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds.  Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.  Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date.  Interest income on these loans is accrued based on the terms of the securities.  Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Credit Linked Notes - A Fund may use credit linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective.  During the year, JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes as a means of risk management and to gain exposure to certain foreign markets and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to gain exposure to certain foreign markets.  The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit.  Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit.  Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit.  The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity.  If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest.  The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.  The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index.  These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return.  These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations.  Performance of the particular commodity index will affect performance of the commodity-linked structured note.  Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index.  They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables.  Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index.  In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships - Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for Federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Real Estate Investment Trusts - Certain Funds may invest in Real Estate Investment Trusts (“REITs”).  REITs are a traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments (in thousands) at June 30, 2014:

	Unfunded Commitment	Appreciation (Depreciation)
JNL/PPM America Floating Rate Income Fund
AlliedBarton Security Services LLC Term Loan	$1,048	$(4)
Polymer Group Inc. Delayed Draw Term Loan	980	2
Texas Competitive Electric Holdings Co. LLC Delayed Draw Term Loan	1,736	15

Net unrealized appreciation/depreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments in the Statements of Operations.

Certain Funds may enter into commitments, or agreements, to acquire an equity investment at a future date (subject to conditionality) in connection with a potential public or non-public offering.  Such agreements may obligate a Fund to make future cash payments.  At June 30, 2014, JNL/BlackRock Global Allocation Fund had an outstanding commitment of $5,043 (in thousands).  At June 30, 2014, there was no unrealized appreciation/depreciation on this outstanding commitment.

NOTE 5.  MASTER NETTING AGREEMENTS, CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be exchanged by a Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.  Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable from/payable for deposits with/from brokers and counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) - Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.  A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.  For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO.  Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) - Master Repo Agreements govern repurchase, reverse repurchase and treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral.  In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and treasury roll transactions between a Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.  Losses may arise due to changes in the value of the

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) - ISDA Master Agreements govern OTC financial derivative transactions entered into by the Fund’s Sub-Adviser and select counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral.   Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures, options on futures and centrally cleared derivatives.  If a Fund transacts in centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates in the execution of the centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO.  Cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  Variation margin received may not be netted between futures and centrally cleared derivatives.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account.  Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements - Certain Funds may enter into Prime Brokerage Arrangements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties.  The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement.  These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination.  Margin and securities delivered as collateral are typically in the possession of the prime broker and offset any obligations due to the prime broker. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions - A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors.  An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option.  If no premium is paid/received for an exchange traded futures option, the option is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss.  Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded futures options with variation margin involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.  Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms.  An inflation cap can be used to protect the buyer from inflation erosion above a certain rate.  An inflation floor can be used

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

to provide downside protection to investments in inflation-linked products.  The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by a Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk to a Fund is reduced since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts - A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market or may be executed and centrally cleared with a DCO.  OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss.  For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap.  For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded.  The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities.  Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into may include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements - Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.  Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate.  A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.  Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals.  Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.  These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of June 30, 2014, for which a Fund is the seller of protection, are disclosed in the Notes to the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Non-Deliverable Bond Forward Contract - A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date.  Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  A realized gain or loss is recorded at termination of the contract.  The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform.  These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security.  The Funds must set aside liquid assets to cover their obligations under these contracts.  The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset - FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk.  The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2014.  Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.  (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2014.  For Funds which held only one type of derivative during the year, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.  Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table.  (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2014.

JNL/AllianceBernstein Dynamic Asset Allocation Fund Strategies - The Fund entered into option contracts as a means of risk management.  The Fund entered into futures contracts to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities and as a means of risk management.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as a part of its overall investment strategy and as a means of risk management.  The Fund entered into credit default swap agreements to manage credit exposure, as a substitute for investment in physical securities and to speculate on changes in credit quality.  The Fund entered into total return swap agreements to manage exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as a part of its investment strategy.

JNL/AllianceBernstein Dynamic Asset Allocation Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$—	$—	$7	$—	$2	$9
Forward foreign currency contracts	—	—	—	16	—	16
Unrealized appreciation on OTC swap agreements	—	—	4	—	—	4
	$—	$—	$11	$16	$2	$29
Liabilities:
Variation margin on financial derivative instruments	$6	$—	$—	$—	$—	$6
Forward foreign currency contracts	—	—	—	1	—	1
	$6	$—	$—	$1	$—	$7
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$(13)	$—	$—	$(13)
Swap agreements	—	12	13	—	—	25
Foreign currency related items	—	—	—	(10)	—	(10)
Futures contracts	—	—	33	—	18	51
Written option contracts	—	—	1	—	—	1
	$—	$12	$34	$(10)	$18	$54
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$—	$—	$4	$—	$—	$4
Foreign currency related items	—	—	—	15	—	15
Futures contracts and centrally cleared swap agreements	8	—	(7)	—	8	9
	$8	$—	$(3)	$15	$8	$28

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

JNL/AllianceBernstein Dynamic Asset Allocation Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BOA	$4	$—	$—	$4	$—	$—
JPM	16	(1)	—	15	—	—
Derivatives eligible for offset	$20	$(1)	$—	$19
Derivatives not eligible for offset	9				$—	$—
	$29

Derivative Liabilities by Counterparty*
JPM	$1	$(1)	$—	$—	$—	$—
Derivatives eligible for offset	$1	$(1)	$—	$—
Derivatives not eligible for offset	6				$193	$—
	$7

JNL/AllianceBernstein Dynamic Asset Allocation Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$3	$2,775	$819	$—	$487	$174

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

JNL/AQR Managed Futures Strategy Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in securities prices, commodities and interest rates, to gain exposure to certain markets, to manage cash flows and to replicate treasury bond positions.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management/hedging.  The Fund entered into total return swap agreements to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$1,407	$—	$664	$—	$416	$2,487
Forward foreign currency contracts	—	—	—	9,671	—	9,671
Unrealized appreciation on OTC swap agreements	1,060	—	324	—	422	1,806
	$2,467	$—	$988	$9,671	$838	$13,964
Liabilities:
Variation margin on financial derivative instruments	$2,304	$—	$278	$—	$70	$2,652
Forward foreign currency contracts	—	—	—	5,489	—	5,489
Unrealized depreciation on OTC swap agreements	1,192	—	222	—	46	1,460
	$3,496	$—	$500	$5,489	$116	$9,601
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$(597)	$—	$1,992	$—	$29	$1,424
Foreign currency related items	—	—	—	(7,898)	—	(7,898)
Futures contracts	(3,766)	—	8,772	—	(7,162)	(2,156)
	$(4,363)	$—	$10,764	$(7,898)	$(7,133)	$(8,630)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(2,540)	$—	$(159)	$—	$708	$(1,991)
Foreign currency related items	—	—	—	(5,193)	—	(5,193)
Futures contracts and centrally cleared swap agreements	(676)	—	(8,640)	—	1,757	(7,559)
	$(3,216)	$—	$(8,799)	$(5,193)	$2,465	$(14,743)

JNL/AQR Managed Futures Strategy Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$211	$(26)	$—	$185	$—	$—
BOA	492	(267)	—	225	—	—
CGM	814	(501)	—	313	—	—
MSC	253	—	—	253	—	—
MLP	36	(36)	—	—	—	—
RBS	9,671	(5,489)	—	4,182	—	—
Derivatives eligible for offset	$11,477	$(6,319)	$—	$5,158
Derivatives not eligible for offset	2,487				$—	$—
	$13,964

Derivative Liabilities by Counterparty*
BCL	$26	$(26)	$—	$—	$3,600	$—
BOA	267	(267)	—	—	1,600	—
CGM	501	(501)	—	—	3,840	—
MSC	—	—	—	—	3,620	—
MLP	666	(36)	(630)	—	2,680	—
RBS	5,489	(5,489)	—	—	—	—
Derivatives eligible for offset	$6,949	$(6,319)	$(630)	$—
Derivatives not eligible for offset	2,652				$24,114	$—
	$9,601

JNL/AQR Managed Futures Strategy Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$2,165,544	$2,385,104	$—	$—	$363,239

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a means of risk management, as a directional investment, as a substitute for investment in physical securities or commodities and as a means of risk management.  The Fund entered into futures contracts as a substitute for investment in physical securities and as a means of risk management and short term cash deployment.  The Fund entered into forward foreign currency contracts as a means of risk management and to gain directional exposure to currencies.  The Fund entered into interest rate swaps to manage duration and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements as a means of hedging and risk management and as a substitute for direct investment.  The Fund entered into total return swaps as a substitute for investment in physical securities and for access to certain markets.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$28,162	$—	$5,492	$33,654
Variation margin on financial derivative instruments	—	13	171	—	—	184
Forward foreign currency contracts	—	—	—	796	—	796
Unrealized appreciation on OTC swap agreements	—	4	611	—	—	615
OTC swap premiums paid	—	210	—	—	—	210
	$—	$227	$28,944	$796	$5,492	$35,459
Liabilities:
Variation margin on financial derivative instruments	$—	$2	$221	$—	$—	$223
Options written, at value	—	—	12,850	—	843	13,693
Forward foreign currency contracts	—	—	—	3,597	—	3,597
Unrealized depreciation on OTC swap agreements	—	38	89	—	—	127
	$—	$40	$13,160	$3,597	$843	$17,640
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Unaffiliated investments(2)	$(93)	$—	$(9,044)	$—	$(652)	$(9,789)
Swap agreements	—	(169)	(2)	—	281	110
Foreign currency related items	—	—	—	387	—	387
Futures contracts	—	—	(16,216)	—	—	(16,216)
Written option contracts	86	—	7,269	—	1,445	8,800
	$(7)	$(169)	$(17,993)	$387	$1,074	$(16,708)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$2,221	$—	$1,497	$3,718
OTC swap agreements	—	(34)	85	—	364	415
Foreign currency related items	—	—	—	(6,484)	—	(6,484)
Futures contracts and centrally cleared swap agreements	—	181	1,512	—	115	1,808
Written option contracts	—	—	1,867	—	129	1,996
	$—	$147	$5,685	$(6,484)	$2,105	$1,453

JNL/BlackRock Global Allocation Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBH	$110	$(1)	$—	$109	$—	$—
BBP	881	(26)	(523)	332	—	523
BCL	—	—	—	—	—	—
BNP	471	(339)	—	132	—	—
BOA	1,597	(1,597)	—	—	—	—
CIT	3,975	(3,332)	(643)	—	1,200	—
CSI	1,141	(1,141)	—	—	—	742
DUB	8,945	(3,499)	(5,425)	—	5,800	—
GSI	10,660	(3,175)	(7,400)	85	7,400	—
HSB	206	(177)	—	29	—	—
JPM	1,150	(641)	(509)	—	1,180	—
MSC	2,166	(1,317)	(820)	—	1,469	—
MSI	38	—	—	38	—	—
UBS	654	(645)	—	9	—	—
Derivatives eligible for offset	$31,994	$(15,890)	$(15,320)	$734
Derivatives not eligible for offset	3,465				$—	$—
	$35,459

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/BlackRock Global Allocation Fund - Derivative and Financial Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBH	$1	$(1)	$—	$—	$—	$—
BBP	26	(26)	—	—	—	—
BCL	124	—	—	124	—	—
BNP	339	(339)	—	—	—	—
BOA	1,629	(1,597)	—	32	—	—
CIT	3,332	(3,332)	—	—	—	—
CSI	1,454	(1,141)	—	313	—	—
DUB	3,499	(3,499)	—	—	—	—
GSC	246	—	—	246	—	—
GSI	3,175	(3,175)	—	—	—	—
HSB	177	(177)	—	—	—	—
JPM	641	(641)	—	—	—	—
MSC	1,317	(1,317)	—	—	—	—
UBS	645	(645)	—	—	—	—
Derivatives eligible for offset	$16,655	$(15,890)	$—	$715
Derivatives not eligible for offset	985				$14,747	$—
	$17,640

JNL/BlackRock Global Allocation Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$35,924	$210,858	$320,914	$85,498	$14,180	$15,224

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/Franklin Templeton Global Multisector Bond Fund Derivative Strategies - The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and hedging.  The Fund entered into interest rate swap agreements to manage duration, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to manage interest rate and yield curve exposure.

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Forward foreign currency contracts	$—	$—	$11,948	$—	$11,948
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$30	$30
Forward foreign currency contracts	—	—	9,977	—	9,977
Unrealized depreciation on OTC swap agreements	—	—	—	8,326	8,326
	$—	$—	$9,977	$8,356	$18,333
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$—	$—	$—	$(1,711)	$(1,711)
Foreign currency related items	—	—	6,728	—	6,728
	$—	$—	$6,728	$(1,711)	$5,017
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$—	$—	$—	$(7,762)	$(7,762)
Foreign currency related items	—	—	(13,825)	—	(13,825)
Futures contracts and centrally cleared swap agreements	—	—	—	(245)	(245)
	$—	$—	$(13,825)	$(8,007)	$(21,832)

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$619	$(619)	$—	$—	$610	$—
CIT	2,229	(636)	(1,593)	—	—	1,619
DUB	3,352	(3,352)	—	—	—	—
GSC	793	(793)	—	—	—	—
HSB	2,010	(367)	—	1,643	—	—
JPM	2,925	(2,925)	—	—	—	—
SCB	20	—	—	20	—	—
Derivatives eligible for offset	$11,948	$(8,692)	$(1,593)	$1,663

Derivative Liabilities by Counterparty*
BCL	$1,043	$(619)	$—	$424	$—	$—
BOA	5	—	—	5	—	—
CIT	636	(636)	—	—	—	—
DUB	5,295	(3,352)	—	1,943	—	—
GSC	1,007	(793)	—	214	—	—
HSB	367	(367)	—	—	—	—
JPM	9,920	(2,925)	(5,790)	1.205	5,790	—
UBS	30	—	—	30	—	—
Derivatives eligible for offset	$18,303	$(8,692)	$(5,790)	$3,821
Derivatives not eligible for offset	30				$—	$—
	$18,333

JNL/Franklin Templeton Global Multisector Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$—	$1,475,680	$112,226	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/Franklin Templeton Mutual Shares Fund Derivative Strategies - The Fund entered into option contracts to manage exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its overall investment strategy.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy.

JNL/Franklin Templeton Mutual Shares Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Forward foreign currency contracts	$—	$—	$714	$—	$714
Liabilities:
Forward foreign currency contracts	$—	$—	$4,006	$—	$4,006
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Unaffiliated Investments(2)	$—	$—	$—	$—	$—
Foreign currency related items	—	—	(8,444)	—	(8,444)
	$—	$—	$(8,444)	$—	$(8,444)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$—	$—
Foreign currency related items	—	—	5,042	—	5,042
	$—	$—	$5,042	$—	$5,042

JNL/Franklin Templeton Mutual Shares Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$107	$(107)	$—	$—	$—	$—
BOA	276	(276)	—	—	—	—
CSI	19	(19)	—	—	—	—
DUB	9	(3)	—	6	—	—
HSB	98	(98)	—	—	—	—
MLP	11	—	—	11	—	—
SSB	194	(46)	—	148	—	—
Derivatives eligible for offset	$714	$(549)	$—	$165

Derivative Liabilities by Counterparty*
BCL	$1,234	$(107)	$—	$1,127	$—	$—
BOA	1,095	(276)	—	819	—	—
CSI	367	(19)	—	348	—	—
DUB	3	(3)	—	—	—	—
HSB	1,261	(98)	—	1,163	—	—
SSB	46	(46)	—	—	—	—
Derivatives eligible for offset	$4,006	$(549)	$—	$3,457

JNL/Franklin Templeton Mutual Shares Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$235	$—	$204,324	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/Goldman Sachs Core Plus Bond Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration and to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall.  The Fund entered into credit default swap agreements to provide a measure of protection against defaults of issuers and to manage credit exposure.

JNL/Goldman Sachs Core Plus Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$12	$—	$—	$351	$363
Forward foreign currency contracts	—	—	911	—	911
Unrealized appreciation on OTC swap agreements	321	—	—	104	425
OTC swap premiums paid	116	—	—	—	116
	$449	$—	$911	$455	$1,815
Liabilities:
Variation margin on financial derivative instruments	$18	$—	$—	$582	$600
Forward foreign currency contracts	—	—	1,765	—	1,765
Unrealized depreciation on OTC swap agreements	151	—	—	559	710
OTC swap premiums received	80	—	—	2	82
	$249	$—	$1,765	$1,143	$3,157
The effect of derivative instruments on the Statement of Operations as of June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$979	$—	$—	$(1,837)	$(858)
Foreign currency related items	—	—	1,130	—	1,130
Futures contracts	—	—	—	2,399	2,399
	$979	$—	$1,130	$562	$2,671
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(1,235)	$—	$—	$(193)	$(1,428)
Foreign currency related items	—	—	(1,427)	—	(1,427)
Futures contracts and centrally cleared swap agreements	(59)	—	—	(3,182)	(3,241)
	$(1,294)	$—	$(1,427)	$(3,375)	$(6,096)

JNL/Goldman Sachs Core Plus Bond Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BCL	$76	$(48)	$—	$28	$—	$—
BNP	30	(30)	—	—	—	—
BOA	81	(72)	—	9	—	—
CIT	207	(207)	—	—	—	—
CSI	86	(85)	—	1	—	—
DUB	240	(219)	(21)	—	210	—
HSB	97	(41)	—	56	—	—
JPM	199	(199)	—	—	—	—
MSC	139	(128)	—	11	—	—
RBC	116	(113)	—	3	—	—
SCB	18	(11)	—	7	—	—
SSB	6	(6)	—	—
UBS	20	(20)	—	—	—	—
WBC	21	(21)	—	—	—	—
Derivatives eligible for offset	$1,336	$(1,200)	$(21)	$115
Derivatives not eligible for offset	479				$—	$—
	$1,815

Derivative Liabilities by Counterparty*
BCL	$48	$(48)	$—	$—	$—	$—
BNP	129	(30)	—	99	—	—
BOA	72	(72)	—	—	—	—
CIT	639	(207)	—	432	—	—
CSI	85	(85)	—	—	—	—
DUB	219	(219)	—	—	—	—
HSB	41	(41)	—	—	—	—
JPM	314	(199)	—	115	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/Goldman Sachs Core Plus Bond Fund - Derivative and Financial Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty* (continued)
MSC	128	(128)	—	—	—	—
RBC	113	(113)	—	—	—	—
RBS	29	—	—	29	—	—
RGC	91	—	—	91	—	—
SCB	11	(11)	—	—	—	—
SSB	250	(6)	—	244	—	—
UBS	155	(20)	—	135	—	—
WBC	151	(21)	—	130	—	—
Derivatives eligible for offset	$2,475	$(1,200)	$—	$1,275
Derivatives not eligible for offset	682				$3,236	$3,029
	$3,157

JNL/Goldman Sachs Core Plus Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$572,424	$481,110	$1,046,299	$149,534	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/Goldman Sachs Emerging Markets Debt Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates, to replicate treasury bond positions and as a means of risk management and hedging.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and hedging and as part of its overall investment strategy.  The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into currency and cross-currency swap agreements to gain directional exposure to currencies and to express views on a country’s interest rates.  The Fund entered into credit default swap agreements to manage credit exposure.  The Fund entered into non-deliverable bond forward contracts as a substitute for investment in physical securities.

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$44	$44
Forward foreign currency contracts	—	—	3,871	—	3,871
Unrealized appreciation on OTC swap agreements	2	—	2,236	1,854	4,092
OTC swap premiums paid	—	—	—	—	—
	$2	$—	$6,107	$1,898	$8,007
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$287	$287
Forward foreign currency contracts	—	—	4,422	—	4,422
Unrealized depreciation on OTC swap agreements	225	—	58	3,899	4,182
OTC swap premiums received	116	—	—	—	116
	$341	$—	$4,480	$4,186	$9,007
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$(54)	$—	$600	$(7,102)	$(6,556)
Foreign currency related items	—	—	(1,127)	—	(1,127)
Futures contracts	—	—	—	(2,994)	(2,994)
	$(54)	$—	$(527)	$(10,096)	$(10,677)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(223)	$—	$2,178	$1,634	$3,589
Foreign currency related items	—	—	(70)	—	(70)
Futures contracts and centrally cleared swap agreements	—	—	—	(2,120)	(2,120)
	$(223)	$—	$2,108	$(486)	$1,399

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$60	$(60)	$—	$—	$—	$—
BCL	299	(129)	—	170	—	—
BNP	231	(72)	—	159	—	—
BOA	809	(535)	—	274	—	—
CGM	64	(64)	—	—	—	—
CIT	1,934	(957)	—	977	—	—
CSI	969	(969)	—	—	—	—
DUB	1,283	(1,283)	—	—	570	—
HSB	339	(261)	—	78	—	—
JPM	640	(640)	—	—	360	—
MLP	408	(41)	—	367	—	—
MSC	326	(326)	—	—	—	—
RBC	261	(146)	—	115	—	—
RBS	19	(19)	—	—	—	—
SCB	86	(86)	—	—	—	—
SSB	16	(16)	—	—	—	—
UBS	1	—	—	1	—	—
WBC	218	(78)	—	140	—	—
Derivatives eligible for offset	$7,963	$(5,682)	$—	$2,281
Derivatives not eligible for offset	44				$730	$—
	$8,007

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative and Financial Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP	$385	$(60)	$—	$325	$—	$—
BCL	129	(129)	—	—	—	—
BNP	72	(72)	—	—	—	—
BOA	535	(535)	—	—	—	—
CGM	157	(64)	—	93	—	—
CIT	957	(957)	—	—	—	—
CSI	1,085	(969)	—	116	—	—
DUB	2,496	(1,283)	—	1,213	—	—
HSB	261	(261)	—	—	—	—
JPM	649	(640)	—	9	—	—
MLP	41	(41)	—	—	—	—
MSC	372	(326)	(46)	—	50	—
RBC	146	(146)	—	—	—	—
RBS	213	(19)	—	194	—	—
SCB	958	(86)	—	872	—	—
SSB	70	(16)	—	54	—	—
UBS	—	—	—	—	—	—
WBC	78	(78)	—	—	—	—
Derivatives eligible for offset	$8,604	$(5,682)	$(46)	$2,876
Derivatives not eligible for offset	403				$3,648	$321
	$9,007

JNL/Goldman Sachs Emerging Markets Debt Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Non- Deliverable Bond Forward Contracts
Average monthly volume	$—	$599,157	$911,678	$390,160	$29,537	$13,045	$1,475

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/Ivy Asset Strategy Fund Derivative Strategies - The Fund entered into option contracts to manage its exposure to or hedge changes in securities prices, to generate income, as a directional investment, as a substitute for investment in physical securities, as a means of risk management and hedging, as an efficient means of adjusting overall exposure to certain markets and as part of its overall investment strategy.  The Fund entered into futures contracts to manage exposure to or hedge changes in securities prices, to gain exposure to certain markets, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, as a substitute for investment in physical securities, as a means of short-term cash deployment and as a means of risk management and hedging.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies and as a means of risk management and hedging.

JNL/Ivy Asset Strategy Fund - Derivative Instruments Categorized by Risk Exposure

	Commodity	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Investments — unaffiliated, at value(2)	$—	$3,712	$—	$—	$3,712
Forward foreign currency contracts	—	—	—	—	—
	$—	$3,712	$—	$—	$3,712
Liabilities:
Options written, at value	$—	$170	$—	$—	$170
Forward foreign currency contracts	—	—	635	—	635
	$—	$170	$635	$—	$805
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$(641)	$—	$—	$(641)
Foreign currency related items	—	—	(5,327)	—	(5,327)
Futures contracts	(16,405)	(28)	—	—	(16,433)
Written option contracts	—	5,450	—	—	5,450
	$(16,405)	$4,781	$(5,327)	$—	$(16,951)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$(3,020)	$—	$—	$(3,020)
Foreign currency related items	—	—	(15,348)	—	(15,348)
Futures contracts and centrally cleared swap agreements	(7,207)	—	—	—	(7,207)
Written option contracts	—	(493)	—	—	(493)
	$(7,207)	$(3,513)	$(15,348)	$—	$(26,068)

JNL/Ivy Asset Strategy Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BOA	$569	$—	$(569)	$—	$—	$682
CGM	271	(20)	(251)	—	—	547
CIT	—	—	—	—	—	—
DUB	336	(336)	—	—	80	—
GSC	—	—	—	—	—	—
JPM	419	—	(419)	—	—	509
MSC	522	(109)	(413)	—	910	—
SGB	688	—	(350)	338	350	—
UBS	292	(52)	(157)	83	—	157
Derivatives eligible for offset	$3,097	$(517)	$(2,159)	$421
Derivatives not eligible for offset	615				$—	$—
	$3,712
Derivative Liabilities by Counterparty*
BOA	$—	$—	$—	$—	$—	$—
CGM	20	(20)	—	—	—	—
CIT	161	—	—	161	—	—
DUB	367	(336)	—	31	—	—
GSC	96	—	—	96	—	—
JPM	—	—	—	—	—	—
MSC	109	(109)	—	—	—	114
SGB	—	—	—	—	—	—
UBS	52	(52)	—	—	—	—
Derivatives eligible for offset	$805	$(517)	$—	$288

JNL/Ivy Asset Strategy Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$8,504	$64,862	$354,617	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/JPMorgan International Value Fund Derivative Strategies - The Fund entered into futures contracts to gain exposure to certain markets and for efficient management of cash flows.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies, to reduce currency deviations from its benchmark and as a means of risk management.

JNL/JPMorgan International Value Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Forward foreign currency contracts†	$—	$—	$1,623	$—	$1,623
Liabilities:
Forward foreign currency contracts†	$—	$—	$822	$—	$822
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$1,622	$—	$1,622
Futures contracts	—	81	—	—	81
	$—	$81	$1,622	$—	$1,703
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$1,200	$—	$1,200
Futures contracts and centrally cleared swap agreements	—	—	—	—	—
	$—	$—	$1,200	$—	$1,200

† The JNL/JPMorgan International Value Fund’s forward foreign currency contracts are not subject to an enforceable master netting agreement.  These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

JNL/JPMorgan International Value Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$2,468	$272,254	$—	$—	$—

JNL/Mellon Capital International Index Fund Derivative Strategies - The Fund entered into futures contracts to hedge accrued dividends and to manage cash flows.  The Fund entered into forward foreign currency contracts to create foreign currency exposure on U.S. dollar cash balances.

JNL/Mellon Capital International Index Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$—	$101	$—	$—	$101
Forward foreign currency contracts†	—	—	412	—	412
	$—	$101	$412	$—	$513
Liabilities:
Variation margin on financial derivative instruments	$—	$72	$—	$—	$72
Forward foreign currency contracts†	—	—	—	—	—
	$—	$72	$—	$—	$72
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Foreign currency related items	$—	$—	$(151)	$—	$(151)
Futures contracts	—	1,919	—	—	1,919
	$—	$1,919	$(151)	$—	$1,768
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$589	$—	$589
Futures contracts and centrally cleared swap agreements	—	(2,231)	—	—	(2,231)
	$—	$(2,231)	$589	$—	$(1,642)

† The JNL/Mellon Capital International Index Fund’s forward foreign currency contracts are not subject to an enforceable master netting agreement.  These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

JNL/Mellon Capital International Index Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$38,672	$129,485	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/Mellon Capital Global Alpha Fund Derivative Strategies - The Fund entered into option contracts as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into futures contracts as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  The Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to create foreign currency exposure in U.S. dollar cash balances and as part of its overall investment strategy.

JNL/Mellon Capital Global Alpha Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Investments — unaffiliated, at value(2)†	$—	$—	$—	$305	$305
Variation margin on financial derivative instruments	—	132	—	33	165
Forward foreign currency contracts†	—	—	941	—	941
	$—	$132	$941	$338	$1,411
Liabilities:
Variation margin on financial derivative instruments	$—	$1	$—	$53	$54
Forward foreign currency contracts†	—	—	770	—	770
	$—	$1	$770	$53	$824
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$—	$(2,204)	$(2,204)
Foreign currency related items	—	—	(2,254)	—	(2,254)
Futures contracts	—	(2,517)	—	(96)	(2,613)
	$—	$(2,517)	$(2,254)	$(2,300)	$(7,071)
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$312	$312
Foreign currency related items	—	—	(284)	—	(284)
Futures and exchange traded futures options contracts	—	(1,699)	—	(3,138)	(4,837)
	$—	$(1,699)	$(284)	$(2,826)	$(4,809)

† The JNL/Mellon Capital Global Alpha Fund’s investments and forward foreign currency contracts are not subject to an enforceable master netting agreement.  These amounts are presented gross on the Fund’s Statement of Assets and Liabilities.

JNL/Mellon Capital Global Alpha Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$3,367	$245,756	$640,487	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates and foreign currency rates.  The Fund entered into credit default swaps to manage credit exposure and as a substitute for investment in physical securities.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$—	$—	$20	$25	$45
Unrealized appreciation on OTC swap agreements	488	—	—	—	488
	$488	$—	$20	$25	$533
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$223	$223
OTC swap premiums received	125	—	—	—	125
	$125	$—	$—	$223	$348
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$67	$—	$—	$—	$67
Futures contracts	—	—	(3,460)	136	(3,324)
	$67	$—	$(3,460)	$136	$(3,257)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(44)	$—	$—	$—	$(44)
Futures contracts and centrally cleared swap agreements	—	—	(312)	(3,475)	(3,787)
	$(44)	$—	$(312)	$(3,475)	$(3,831)

JNL/Neuberger Berman Strategic Income Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BOA	$249	$—	$—	$249	$—	$—
MSC	239	—	—	239	—	—
Derivatives eligible for offset	$488	$—	$—	$488
Derivatives not eligible for offset	45				$—	$—
	$533

Derivative Liabilities by Counterparty*
Derivatives eligible for offset	$—	$—	$—	$—
Derivatives not eligible for offset	348				$2,339	$—
	$348

JNL/Neuberger Berman Strategic Income Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$311,663	$—	$—	$4,074	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts to manage exposure to or hedge changes in interest rates, foreign currencies and inflation.  The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to manage credit exposure.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Investments — unaffiliated, at value(2)	$—	$—	$—	$—	$—
Variation margin on financial derivative instruments	—	—	—	103	103
Forward foreign currency contracts	—	—	1,350	—	1,350
Unrealized appreciation on OTC swap agreements	400	—	—	1,794	2,194
OTC swap premiums paid	238	—	—	547	785
	$638	$—	$1,350	$2,444	$4,432
Liabilities:
Variation margin on financial derivative instruments	$73	$—	$—	$576	$649
Options written, at value	22	—	—	200	222
Forward foreign currency contracts	—	—	6,250	—	6,250
Unrealized depreciation on OTC swap agreements	286	—	—	4,344	4,630
OTC swap premiums received	549	—	—	83	632
	$930	$—	$6,250	$5,203	$12,383
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Unaffiliated investments(2)	$—	$—	$—	$(850)	$(850)
Swap agreements	264	—	—	2,740	3,004
Foreign currency related items	—	—	5,089	—	5,089
Futures contracts	—	—	—	(448)	(448)
Written option contracts	121	—	871	4,169	5,161
	$385	$—	$5,960	$5,611	$11,956
Net change in unrealized appreciation (depreciation) on:
Investments(2)	$—	$—	$—	$(637)	$(637)
OTC swap agreements	434	—	—	810	1,244
Foreign currency related items	—	—	(9,881)	—	(9,881)
Futures contracts and centrally cleared swap agreements	553	—	—	(11,930)	(11,377)
Written option contracts	75	—	—	(1,580)	(1,505)
	$1,062	$—	$(9,881)	$(13,337)	$(22,156)

JNL/PIMCO Real Return Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$694	$—	$(370)	$324	$370	$—
BCL	103	(103)	—	—	—	—
BNP	177	(177)	—	—	—	—
BOA	47	(47)	—	—	—	—
CIT	137	(137)	—	—	—	—
CSI	9	(9)	—	—	—	—
DUB	1,193	(1,193)	—	—	510	—
JPM	596	(596)	—	—	—	—
MSC	26	(26)	—	—	325	—
MSS	2	(2)	—	—	—	—
UBS	560	(560)	—	—	—	—
Derivatives eligible for offset	$3,544	$(2,850)	$(370)	$324
Derivatives not eligible for offset	888				$—	$—
	$4,432

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements (in thousands)

June 30, 2014

JNL/PIMCO Real Return Fund - Derivative and Financial Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP	$—	$—	$—	$—	$—	$—
BCL	329	(103)	—	226	—	—
BNP	3,017	(177)	(421)	2,419	—	421
BOA	108	(47)	—	61	—	—
CIT	858	(137)	(530)	191	—	530
CSI	232	(9)	—	223	—	—
DUB	2,912	(1,193)	—	1,719	—	—
JPM	841	(596)	(245)	—	—	280
MSC	159	(26)	—	133	—	—
MSS	971	(2)	(791)	178	—	791
UBS	1,675	(560)	(915)	200	—	915
Derivatives eligible for offset	$11,102	$(2,850)	$(2,902)	$5,350
Derivatives not eligible for offset	1,281				$1,474	$9,332
	$12,383

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BCL	$866,979	$(862,199)	$(3,341)	$1,439	$3,341	$—
MSC	779,339	(774,613)	(3,290)	1,436	3,290	—
RBS	13,491	(13,110)	—	381	—	—
	$1,659,809	$(1,649,922)	$(6,631)	$3,256

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	$862,199	$(862,199)	$—	$—	$—	$—
MSC	774,613	(774,613)	—	—	—	—
RBS	13,110	(13,110)	—	—	—	—
	$1,649,922	$(1,649,922)	$—	$—

JNL/PIMCO Real Return Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$3,475	$329,378	$822,901	$769,857	$57,925	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

JNL/PIMCO Total Return Bond Fund Derivative Strategies - The Fund entered into option contracts to manage exposure to or hedge changes in interest rates, foreign currencies and inflation.  The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  The Fund entered into interest rate swap agreements to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  The Fund entered into credit default swap agreements to manage credit exposure.

JNL/PIMCO Total Return Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$2,767	$2,767
Forward foreign currency contracts	—	—	2,165	—	2,165
Unrealized appreciation on OTC swap agreements	3,868	—	—	2,437	6,305
OTC swap premiums paid	3,091	—	—	62	3,153
	$6,959	$—	$2,165	$5,266	$14,390
Liabilities:
Variation margin on financial derivative instruments	$11	$—	$—	$1,414	$1,425
Options written, at value	—	—	102	332	434
Forward foreign currency contracts	—	—	7,568	—	7,568
Unrealized depreciation on OTC swap agreements	2,065	—	—	547	2,612
OTC swap premiums received	2,885	—	—	611	3,496
	$4,961	$—	$7,670	$2,904	$15,535
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$1,480	$—	$—	$(5,579)	$(4,099)
Foreign currency related items	—	—	727	—	727
Futures contracts	—	—	—	10,012	10,012
Written option contracts	102	—	—	4,126	4,228
	$1,582	$—	$727	$8,559	$10,868
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$1,361	$—	$—	$2,011	$3,372
Foreign currency related items	—	—	2,098	—	2,098
Futures contracts and centrally cleared swap agreements	61	—	—	(3,535)	(3,474)
Written option contracts	(14)		38	2,039	2,063
	$1,408	$—	$2,136	$515	$4,059

JNL/PIMCO Total Return Bond Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BBP	$1,423	$(135)	$(830)	$458	$830	$—
BCL	508	(508)	—	—	—	—
BNP	497	(497)	—	—	510	—
BOA	1,114	(1,114)	—	—	460	—
CIT	580	(544)	—	36	—	—
CSI	221	(221)	—	—	—	—
DUB	1,217	(1,217)	—	—	1,080	—
GSI	22	—	—	22	—	—
JPM	590	(590)	—	—	—	—
MLP	3	—	—	3	—	—
MSC	1,216	(395)	(821)	—	1,045	—
MSS	661	(151)	—	510	—	—
UBS	418	(328)	(90)	—	510	—
Derivatives eligible for offset	$8,470	$(5,700)	$(1,741)	$1,029
Derivatives not eligible for offset	5,920				$—	$—
	$14,390

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

JNL/PIMCO Total Return Bond Fund - Derivative and Financial Instruments Eligible for Offset (continued)

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
BBP	$135	$(135)	$—	$—	$—	$—
BCL	1,170	(508)	—	662	—	—
BNP	1,820	(497)	—	1,323	—	—
BOA	1,172	(1,114)	—	58	—	—
CIT	544	(544)	—	—	—	272
CSI	1,975	(221)	(21)	1,733	—	21
DUB	2,000	(1,217)	—	783	—	—
JPM	924	(590)	(287)	47	—	287
MLP	—	—	—	—	—	—
MSC	395	(395)	—	—	—	—
MSS	151	(151)	—	—	—	—
UBS	328	(328)	—	—	—	—
Derivatives eligible for offset	$10,614	$(5,700)	$(308)	$4,606
Derivatives not eligible for offset	4,921				$31	$52,187
	$15,535

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (8)	Instruments (4)	Collateral (5)	Net Amount (8)	Cash	Security
Master Forward Agreement Transaction Assets by Counterparty*
BCL	$9,809	$(9,784)	$—	$25	$—	$—
BOA	5,550	(5,499)	(10)	41	10	—
CGM	4,326	(4,294)	(32)	—	—	50
CSI	324,691	(323,284)	(1,407)	—	1,410	—
GSC	75,236	(74,648)	(360)	228	360	—
JPM	33,771	(33,660)	(53)	58	53	—
MSC	18,306	(18,190)	(116)	—	785	—
	$471,689	$(469,359)	$(1,978)	$352

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	$9,784	$(9,784)	$—	$—	$—	$—
BOA	5,499	(5,499)	—	—	—	—
CGM	4,294	(4,294)	—	—	—	—
CSI	323,284	(323,284)	—	—	—	—
GSC	74,648	(794,648)	—	—	—	—
JPM	33,660	(33,660)	—	—	—	—
MSC	18,190	(18,190)	—	—	—	—
	$469,359	$(469,359)	$—	$—

JNL/PIMCO Total Return Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$2,974	$6,626,566	$1,332,163	$2,969,003	$222,686	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

JNL/Scout Unconstrained Bond Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  The Fund entered into credit default swap agreements to manage credit exposure and as a substitute for investment in physical securities.

JNL/Scout Unconstrained Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments(9)	$—	$—	$—	$—	$—
Liabilities:
Variation margin on financial derivative instruments(9)	$22	$—	$—	$336	$358
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$165	$—	$—	$—	$165
Futures contracts	—	—	—	(4,165)	(4,165)
	$165	$—	$—	$(4,165)	$(4,000)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$—	$—	$—	$—	$—
Futures contracts and centrally cleared swap agreements	84	—	—	164	248
	$84	$—	$—	$164	$248

JNL/Scout Unconstrained Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$120,939	$—	$—	$24,324	$—

JNL/T. Rowe Price Short-Term Bond Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  The Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Short-Term Bond Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments	$—	$—	$—	$—	$—
Forward foreign currency contracts	—	—	—	—	—
	$—	$—	$—	$—	$—
Liabilities:
Variation margin on financial derivative instruments	$—	$—	$—	$—	$—
Forward foreign currency contracts	—	—	35	—	35
	$—	$—	$35	$—	$35
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Futures contracts	$—	$—	$—	$(872)	$(872)
Net change in unrealized appreciation (depreciation) on:
Foreign currency related items	$—	$—	$(35)	$—	$(35)
Futures contracts and centrally cleared swap agreements	—	—	—	(305)	(305)
	$—	$—	$(35)	$(305)	$(340)

JNL/T. Rowe Price Short-Term Bond Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Liabilities by Counterparty*
RBS	$35	$—	$—	$35	$—	$—
Derivatives eligible for offset	$35	$—	$—	$—
Derivatives not eligible for offset	—				$—	$—
	$35

JNL/T. Rowe Price Short-Term Bond Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$39,020	$2,539	$—	$—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

JNL/WMC Balanced Fund Derivative Strategies - The Fund entered into futures contracts to manage exposure to or hedge changes in interest rates, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management and hedging.  The Fund entered into credit default swap agreements as a substitute for investment in physical securities.

JNL/WMC Balanced Fund - Derivative Instruments Categorized by Risk Exposure

	Credit	Equity	Foreign Exchange	Interest Rate	Total
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2014:
Assets:
Variation margin on financial derivative instruments(9)	$—	$—	$—	$81	$81
Liabilities:
Variation margin on financial derivative instruments(9)	$—	$—	$—	$9	$9
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2014:
Net realized gain (loss) on:
Swap agreements	$143	$—	$—	$—	$143
Futures contracts	—	—	—	(446)	(446)
	$143	$—	$—	$(446)	$(303)
Net change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(117)	$—	$—	$—	$(117)
Futures contracts and centrally cleared swap agreements	—	—	—	421	421
	$(117)	$—	$—	$421	$304

JNL/WMC Balanced Fund - Average Derivative Volume(1)

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	$—	$17,612	$—	$—	$3,124	$—

The financial instruments eligible for offset table is presented for the following Fund which held forward foreign currency contracts with more than three counterparties which were eligible for offset with each counterparty.

JNL/Capital Guardian Global Balanced Fund - Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and	Financial			Total Collateral (7)
	Liabilities (3)	Instruments (4)	Collateral (5)	Net Amount (6)	Cash	Security
Derivative Assets by Counterparty*
BNY	$6	$(6)	$—	$—	$—	$—
BOA	47	(47)	—	—	—	—
CCI	12	—	—	12	—	—
CIT	5	—	—	5	—	—
CSI	3	(3)	—	—	—	—
JPM	76	(20)	—	56	—	—
UBS	6	(4)	—	2	—	—
Derivatives eligible for offset	$155	$(80)	$—	$75

Derivative Liabilities by Counterparty*
BNY	$49	$(6)	$—	$43	$—	$—
BOA	62	(47)	—	15	—	—
CCI	—	—	—	—	—	—
CIT	—	—	—	—	—	—
CSI	7	(3)	—	4	—	—
JPM	20	(20)	—	—	—	—
UBS	4	(4)	—	—	—	—
Derivatives eligible for offset	$142	$(80)	$—	$62

(1) The derivative instruments outstanding as of June 30, 2014, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2014, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

(2) Purchased options market value is reflected in Investments - unaffiliated, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

(3) Amounts eligible for offset are presented gross in the Statements of Assets and Liabilities.

(4) Financial instruments eligible for offset but not offset in the Statements of Assets and Liabilities.

(5) Cash and security collateral not offset in the Statements of Assets and Liabilities.  For derivative assets and liabilities, amounts do not reflect over-collateralization.

(6) For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default.  For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

(7) Cash and security collateral pledged or segregated for derivative investments.  For assets, amount reflects collateral received from or segregated by the counterparty.  For liabilities, amount reflects collateral pledged or segregated by the Fund.  Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

(8) Investment liabilities and assets include delayed delivery securities and secured borrowings.  Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments.  The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty.  The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

(9) All derivative assets or liabilities for this Fund are not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 135 in the Notes to Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the period is as follows: JNL/BlackRock Large Cap Select Growth Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to gain directional exposure to currencies as port of its overall investment strategy.  JNL/Capital Guardian Global Balanced Fund entered into forward foreign currency contracts to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy.  JNL/Invesco Mid Cap Value Fund entered into forward foreign currency contracts to minimize foreign currency exposure on investment securities denominated in foreign currencies.  JNL/Mellon Capital Emerging Markets Index Fund entered into futures contracts to hedge accrued dividends and to manage cash flows.  JNL/Mellon Capital S&P 500 Index Fund entered into futures contracts to hedge accrued dividends and to manage cash flows.  JNL/Mellon Capital S&P 400 Mid Cap Index Fund entered into futures contracts to hedge accrued dividends and to manage cash flows.  JNL/Mellon Capital Small Cap Index Fund entered into futures contracts to hedge accrued dividends and to manage cash flows.  JNL/Morgan Stanley Mid Cap Growth Fund entered into options to manage its exposure to or hedge changes in securities prices.  JNL/PPM America Floating Rate Income Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  JNL/PPM America High Yield Bond Fund entered into futures contracts to manage exposure to or hedge changes in interest rates.  JNL/T. Rowe Price Mid-Cap Growth Fund entered into futures contracts as a substitute for investment in physical securities and as a means of short-term cash deployment.

The derivative instruments outstanding as of June 30, 2014, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2014, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.  For Funds which held only one type of derivative during the year, the average derivative volume (in thousands) is as follows:

	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts
JNL/BlackRock Large Cap Select Growth Fund	$—	$18,397
JNL/Capital Guardian Global Balanced Fund	—	52,238
JNL/Invesco Mid Cap Value Fund	—	1,843
JNL/Mellon Capital Emerging Markets Index Fund	15,277	—
JNL/Mellon Capital S&P 500 Index Fund	77,756	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	41,098	—
JNL/Mellon Capital Small Cap Index Fund	30,476	—
JNL/PPM America Floating Rate Income Fund	32,410	—
JNL/PPM America High Yield Bond Fund	103,742	—
JNL/T.Rowe Price Mid-Cap Growth Fund	800	—

Pledged or Segregated Collateral - The following table summarizes cash and securities collateral pledged (in thousands) for Funds for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

			Futures Contracts		Securities
	Prime Broker	Counterparties	Pledged or Segregated Cash	Pledged or Segregated Securities	Sold Short Segregated Securities	Total Pledged or Segregated Cash and Securities
JNL/BlackRock Global Allocation Fund	UBS	N/A	$—	$—	$978	$978
JNL/Goldman Sachs U.S. Equity Flex Fund	CSI	N/A	—	—	126,246	126,246
JNL/Mellon Capital Emerging Markets Index Fund	N/A	GSC	—	1,430	—	1,430
JNL/Mellon Capital S&P 500 Index Fund	N/A	GSC	—	3,760	—	3,760
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	N/A	GSC	—	2,445	—	2,445
JNL/Mellon Capital Small Cap Index Fund	N/A	GSC	—	1,130	—	1,130
JNL/Mellon Capital International Index Fund	N/A	GSC	—	2,655	—	2,655
JNL/Mellon Capital Global Alpha Fund	N/A	GSC	—	3,720	—	3,720
JNL/PPM America Floating Rate Income Fund	N/A	RBS	256	—	—	256
JNL/PPM America High Yield Bond Fund	N/A	RBS	1,831	—	—	1,831
JNL/Scout Unconstrained Bond Fund	N/A	GSC	3,530	—	—	3,530

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Emerging Market Securities Risk - Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets.  Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries.  These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.  In addition, private equity companies are subject to minimal regulation.  In addition to the risks associated with a Fund’s direct investments, the Fund is also subject to the underlying risks which affect the private equity companies in which the Fund invests.  Private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

Real Estate Investment Risk - The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.  Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT.  Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses.  Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Master Limited Partnership Risk - Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation.  Holders of MLPs have limited control on matters affecting the partnership.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.  MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations.  Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics.  The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

NOTE 8.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes,

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the range of the advisory fee at various net assets levels and the administrative fee each Fund is currently obligated to pay JNAM.  For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)			Administrative
	$0m to $100m	$100m to $500m	Over $500m	Fee
JNL/AllianceBernstein Dynamic Asset Allocation Fund	0.75%	0.75%	0.75 - 0.70%	0.15%
JNL/AQR Managed Futures Strategy Fund	0.95	0.95	0.90 - 0.85	0.20
JNL/BlackRock Commodity Securities Strategy Fund	0.70	0.70 - 0.60	0.60	0.15
JNL/BlackRock Global Allocation Fund	0.75	0.75	0.75 - 0.70	0.15
JNL/BlackRock Large Cap Select Growth Fund	0.70	0.70 - 0.65	0.60 - 0.55	0.10
JNL/Brookfield Global Infrastructure and MLP Fund	0.80	0.80	0.80 - 0.75	0.15
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.60	0.15
JNL/Capital Guardian Global Diversified Research Fund	0.75	0.75 - 0.70	0.65 - 0.60	0.15
JNL/DFA U.S. Core Equity Fund	0.65	0.60 - 0.55	0.55	0.10
JNL/Eagle SmallCap Equity Fund	0.75	0.70	0.65	0.10
JNL/Eastspring Investments Asia ex-Japan Fund	0.90	0.90	0.85	0.15
JNL/Eastspring Investments China-India Fund	0.90	0.90	0.85	0.20
JNL/Franklin Templeton Global Growth Fund	0.75	0.75 - 0.65	0.60	0.15
JNL/Franklin Templeton Global Multisector Bond Fund	0.75	0.75	0.75 - 0.70	0.15
JNL/Franklin Templeton Income Fund	0.80	0.75 - 0.65	0.60	0.10
JNL/Franklin Templeton International Small Cap Growth Fund	0.95	0.95	0.90	0.15
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.70	0.10
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85 - 0.77	0.75	0.10
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.55	0.10
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75 - 0.70	0.70 - 0.675	0.15
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.70	0.70	0.10
JNL/Goldman Sacks U.S. Equity Flex Fund	0.80	0.80 - 0.75	0.80 - 0.75	0.15
JNL/Invesco Global Real Estate Fund	0.75 - 0.70	0.70	0.70	0.15
JNL/Invesco International Growth Fund	0.70	0.70 - 0.65	0.60	0.15
JNL/Invesco Large Cap Growth Fund	0.70	0.70 - 0.65	0.65	0.10
JNL/Invesco Mid Cap Value Fund	0.75 - 0.70	0.70 - 0.65	0.65	0.10
JNL/Invesco Small Cap Growth Fund	0.85	0.85 - 0.80	0.80	0.10
JNL/Ivy Asset Strategy Fund	0.90	0.90	0.85 - 0.825	0.15
JNL/JPMorgan International Value Fund	0.70	0.70 - 0.65	0.60	0.15
JNL/JPMorgan MidCap Growth Fund	0.70	0.70 - 0.65	0.65 - 0.55	0.10
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50 - 0.40	0.35	0.10
JNL/Lazard Emerging Markets Fund	1.00	0.90 - 0.85	0.85	0.15
JNL/Mellon Capital Emerging Markets Index Fund	0.40	0.40	0.35	0.15
JNL/Mellon Capital European 30 Fund	0.37 - 0.31	0.28	0.28	0.20
JNL/Mellon Capital Pacific Rim 30 Fund	0.37 - 0.31	0.28	0.28	0.20
JNL/Mellon Capital S&P 500 Index Fund	0.28	0.28	0.24 - 0.23	0.10
JNL/Mellon Capital S&P 400 MidCap Index Fund	0.29	0.29	0.24 - 0.23	0.10
JNL/Mellon Capital Small Cap Index Fund	0.29	0.29	0.24 - 0.23	0.10
JNL/Mellon Capital International Index Fund	0.30	0.30	0.25 - 0.24	0.15
JNL/Mellon Capital Bond Index Fund	0.30	0.30	0.25 - 0.24	0.10
JNL/Mellon Capital Global Alpha Fund	1.00	1.00	0.90	0.15
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	0.325	0.325	0.325 - 0.30	0.15
JNL/Mellon Capital Utilities Sector Fund	0.34 - 0.31	0.28	0.28 - 0.27	0.15
JNL/Morgan Stanley Mid Cap Growth Fund	0.75	0.75	0.75 - 0.70	0.15
JNL/Neuberger Berman Strategic Income Fund	0.60	0.60	0.60-0.55	0.15
JNL/Oppenheimer Global Growth Fund	0.70	0.70 - 0.60	0.60	0.15
JNL/PIMCO Real Return Fund	0.50	0.50	0.50 - 0.475	0.10
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50	0.10
JNL/PPM America Floating Rate Income Fund	0.65	0.65	0.60	0.15
JNL/PPM America High Yield Bond Fund	0.50	0.50 - 0.45	0.425	0.10
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.70	0.10
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.70	0.10
JNL/PPM America Value Equity Fund	0.55	0.55 - 0.50	0.50	0.10
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85 - 0.80	0.80	0.15
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.35	0.10
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.35	0.10
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.35	0.10
JNL/S&P Mid 3 Fund	0.50	0.50	0.50 - 0.45	0.10
JNL/S&P Total Yield Fund	0.40	0.40	0.35	0.10
JNL/Scout Unconstrained Bond Fund	0.65	0.65	0.65 - 0.60	0.15
JNL/T. Rowe Price Established Growth Fund	0.65	0.65 - 0.60	0.55	0.10
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75 - 0.70	0.70	0.10
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45 - 0.40	0.40 - 0.375	0.10

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Advisory Fee (m-millions)			Administrative
	$0m to $100m	$100m to $500m	Over $500m	Fee
JNL/T. Rowe Price Value Fund	0.70%	0.70 - 0.65%	0.60%	0.10%
JNL/WMC Balanced Fund	0.55 - 0.50	0.50 - 0.45	0.425	0.10
JNL/WMC Money Market Fund	0.28	0.28	0.25	0.10
JNL/WMC Value Fund	0.55	0.55 - 0.50	0.45	0.10

Fee Waiver and Expense Reimbursements - Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period.  JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed.  During the period ended June 30, 2014, JNAM did not recover any previously reimbursed expenses.  At June 30, 2014, the amount of potentially recoverable expenses (in thousands) was $3,122 that expires on December 31, 2014, $3,517 that expires on December 31, 2015, $5,050 that expires on December 31, 2016 and $2,628 that expires on December 31, 2017.

Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds:

Fund	Advisory Fee Waiver as a Percentage of Average Daily Net Assets
JNL/DFA U.S. Core Equity Fund	Fees greater than 0.50%
JNL/Franklin Templeton Global Multisector Bond Fund	0.025% for net assets between $0 - $1 billion
JNL/Goldman Sachs Emerging Markets Debt Fund	0.025% for net assets between $400 million - $1 billion
JNL/Goldman Sachs Mid Cap Value Fund	0.025% for net assets greater than $500 million
JNL/Invesco Small Cap Growth Fund	0.05% for net assets between $0 - $250 million
JNL/Mellon Capital S&P 500 Index Fund	0.01%
JNL/Mellon Capital Global Alpha Fund	0.10% for net assets greater than $750 million
JNL/T. Rowe Price Value Fund	0.05% for net assets between $150 million and $500 million as long as the net assets for the Fund are above $1 billion

The Adviser agreed to voluntarily waive annual advisory fees of 0.10% on the first $100 million of average daily net assets for the JNL/Lazard Emerging Markets Fund.  Effective June 4, 2014, the Adviser agreed to voluntarily waive 0.25% on net assets from $0 to $200 million, 0.20% on net assets over $200 million up to $400 million, 0.15% on net assets over $400 million up to $600 million, 0.10% on net assets over $600 million up to $800 million, and 0.05% on net assets over $800 million up to $900 million for the JNL/Mellon Capital Global Alpha Fund.

T. Rowe Price Associates, Inc., the Sub-Adviser for JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund, agreed to voluntarily waive a portion of its annual sub-advisory fee of these Funds.

Except for the JNL/WMC Money Market Fund, none of the waived fees can be recaptured by JNAM.  The amount of waived expenses for each Fund is recorded as expense waiver in each Fund’s Statement of Operations.

Distribution Fees - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust).  Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  The maximum annual Rule 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares.

Affiliated Brokerage Commissions - During the period ended June 30, 2014, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands):  JNL/Eagle SmallCap Equity Fund $25; JNL/Goldman Sachs Mid Cap Value Fund $20; JNL/Goldman Sachs U.S. Equity Flex Fund $2; JNL/JPMorgan International Value Fund $7; JNL/Oppenheimer Global Growth Fund $21.

Deferred Compensation Plan — Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby a disinterested Trustee may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2014, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser.  JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund, which is an affiliate of the Sub-Adviser. JNL/Mellon Capital International Index Fund invested in Prudential plc. JNAM is a wholly-owned subsidiary of Jackson and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNL/Mellon Capital S&P 500 Index Fund and JNL/Mellon Capital Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser.  The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 9.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/PPM America Floating Rate Income Fund, participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 6, 2014, the Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 6, 2014, the amount available under the facility was $300,000,000.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual commitment fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets.  No amounts were borrowed under the facility during the period. The fees are included in other expenses in each Fund’s Statement of Operations.

JNL/PPM America Floating Rate Income Fund participates in a $40 million committed, unsecured revolving line of credit facility with State Street Corp.  Borrowings are to be used solely for temporary or emergency purposes.  The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act.  Interest on borrowings are payable at the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis.  The Fund pays an annual commitment fee of 0.10% for this facility.  No amounts were borrowed under the facility during the year.  The commitment fee is included in other expenses in the Fund’s Statement of Operations.

NOTE 10.  FUND ACQUISITIONS

The following tables include information (in thousands) relating to an acquisition that was completed on April 28, 2014 by a tax free exchange of Class A and B shares of JNL/M&G Global Basics Fund for Class A and B shares, respectively, of JNL/Oppenheimer Global Growth Fund, pursuant to a plan of reorganization approved by the Board at a meeting held on December 16 and 17, 2013.  The purpose of the acquisition was to combine Funds managed by the Adviser with comparable investment objectives and strategies.  For financial reporting purposes, shares were issued at NAV based on the fair value of the assets received by the acquiring Fund.  However, the cost basis of the investments received from the acquired Fund was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/M&G Global Basics Fund	JNL/Oppenheimer Global Growth Fund
Class A	Class A	$168,302	12,448	$994,127	70,475	11,927
Class B	Class B	61	5	986	69	4

Immediately prior to the reorganization, the cost, market value and unrealized depreciation of investments, undistributed net investment loss, accumulated net realized loss and capital loss carryovers (in thousands) for the acquired Fund were as follows:

Acquired Fund	Cost of Investments	Value of Investments	Net Unrealized Depreciation	Undistributed Net Investment Loss	Accumulated Net Realized Loss	Capital Loss Carryovers
JNL/M&G Global Basics Fund	$148,634	$148,453	$(181)	$(6)	$(182)	$—

Prior to the reorganization, the acquired Fund made distributions from ordinary income and long-term capital gains (in thousands) as follows:

Acquired Fund	Ordinary Income	Long-Term Capital Gains
JNL/M&G Global Basics Fund
Class A	$3,543	$460
Class B	1	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Assuming the April 28, 2014 acquisition had been completed on January 1, 2014, the acquiring Fund’s pro forma results of operations (in thousands) for the period ended June 30, 2014, would have been:

Acquiring Fund	Net Investment Income	Net Realized Gain	Net Change in Unrealized Appreciation	Net Increase in Net Assets from Operations
JNL/Oppenheimer Global Growth Fund	$9,499	$31,533	$18,876	$59,908

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income and gain net realized and unrealized (loss) of the acquired Fund that has been included in the respective acquiring Fund’s Statements of Operations since April 28, 2014 for the acquisition.

NOTE 11.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2013, the Funds’ last fiscal year end, the following Funds had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains.  Details of the capital loss carryforwards are listed in the table below.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
JNL/BlackRock Commodity Securities Strategy Fund	2017	$21,797	$33,410	$—	$55,207
JNL/Capital Guardian Global Balanced Fund	2017-2018	8,344	—	—	8,344
JNL/Capital Guardian Global Diversified Research Fund	2017	38,757	—	—	38,757
JNL/Eastspring Investments Asia ex-Japan Fund	—	—	1,332	2,239	3,571
JNL/Eastspring Investments China-India Fund	—	—	—	3,343	3,343
JNL/Franklin Templeton Income Fund	2016-2018	68,521	—	11,651	80,172
JNL/Goldman Sachs Core Plus Bond Fund	—	—	7,463	—	7,463
JNL/Invesco International Growth Fund	2016-2018	80,060	—	—	80,060
JNL/JPMorgan International Value Fund	2016-2018	206,498	—	—	206,498
JNL/JPMorgan U.S. Government & Quality Bond Fund	2014-2017	999	2,098	—	3,097
JNL/Mellon Capital Emerging Markets Index Fund	—	—	3,661	3,463	7,124
JNL/Mellon Capital European 30 Fund	—	—	—	1,635	1,635
JNL/Mellon Capital S&P 500 Index Fund	2014-2016	70,102	—	—	70,102
JNL/Mellon Capital Small Cap Index Fund	2016	119,003	—	—	119,003
JNL/Mellon Capital International Index Fund	2017-2018	8,175	—	10,794	18,969
JNL/Mellon Capital Bond Index Fund	—	—	7,971	—	7,971
JNL/Mellon Capital Global Alpha Fund	—	—	7,890	11,478	19,368
JNL/PIMCO Real Return Fund	—	—	52,485	12,790	65,275
JNL/PIMCO Total Return Bond Fund	—	—	42,663	—	42,663
JNL/PPM America Value Equity Fund	2016-2017	91,148	—	—	91,148
JNL/S&P Dividend Income & Growth Fund	2016-2017	26,270	—	—	26,270
JNL/T. Rowe Price Short-Term Bond Fund	2017-2018	21,370	8,471	3,426	33,267

At December 31, 2013, the Funds’ last fiscal year end, the following Funds had capital, currency and PFIC mark-to-market losses (in thousands) realized after October 31, 2013 (“Post-October losses”), which were deferred for tax purposes to the first day of the current fiscal year, January 1, 2014:

Amount
JNL/Goldman Sachs Mid Cap Value Fund	$9
JNL/Mellon Capital International Index Fund	2,121
JNL/Mellon Capital Bond Index Fund	1,446
JNL/Mellon Capital Utilities Sector Fund	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

Amount
JNL/PIMCO Total Return Bond Fund	$29,254
JNL/PPM America Small Cap Value Fund	37
JNL/T. Rowe Price Established Growth Fund	1,315
JNL/T. Rowe Price Mid-Cap Growth Fund	1,122
JNL/WMC Value Fund	2,023

As of June 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund	$14,021	$289	$(4)	$285
JNL/AQR Managed Futures Strategy Fund	385,624	8	—	8
JNL/BlackRock Commodity Securities Strategy Fund	1,266,601	388,662	(52,636)	336,026
JNL/BlackRock Global Allocation Fund	3,209,322	662,637	(400,176)	262,461
JNL/BlackRock Large Cap Select Growth Fund	1,046,882	108,979	(14,688)	94,291
JNL/Brookfield Global Infrastructure and MLP Fund	1,046,346	176,410	(4,115)	172,295
JNL/Capital Guardian Global Balanced Fund	466,624	71,996	(10,577)	61,419
JNL/Capital Guardian Global Diversified Research Fund	337,562	117,828	(8,128)	109,700
JNL/DFA U.S. Core Equity Fund	539,443	145,022	(7,150)	137,872
JNL/Eagle SmallCap Equity Fund	1,441,573	373,531	(57,554)	315,977
JNL/Eastspring Investments Asia ex-Japan Fund	146,182	12,994	(11,384)	1,610
JNL/Eastspring Investments China-India Fund	356,044	49,023	(39,742)	9,281
JNL/Franklin Templeton Global Growth Fund	1,065,408	253,925	(44,325)	209,600
JNL/Franklin Templeton Global Multisector Bond Fund	2,058,629	54,313	—	54,313
JNL/Franklin Templeton Income Fund	2,585,342	392,005	(61,258)	330,747
JNL/Franklin Templeton International Small Cap Growth Fund	450,599	85,832	(12,678)	73,154
JNL/Franklin Templeton Mutual Shares Fund	1,010,934	282,868	(24,246)	258,622
JNL/Franklin Templeton Small Cap Value Fund	866,404	282,614	(11,554)	271,060
JNL/Goldman Sachs Core Plus Bond Fund	950,319	23,499	(6,254)	17,245
JNL/Goldman Sachs Emerging Markets Debt Fund	725,161	6,261	(22,658)	(16,397)
JNL/Goldman Sachs Mid Cap Value Fund	1,188,528	174,791	(14,360)	160,431
JNL/Goldman Sachs U.S. Equity Flex Fund	249,259	42,324	(1,648)	40,676
JNL/Invesco Global Real Estate Fund	1,739,624	218,996	(25,913)	193,083
JNL/Invesco International Growth Fund	1,234,854	289,839	(17,632)	272,207
JNL/Invesco Large Cap Growth Fund	826,994	210,424	(8,940)	201,484
JNL/Invesco Mid Cap Value Fund	389,447	55,468	(7,156)	48,312
JNL/Invesco Small Cap Growth Fund	737,353	160,478	—	160,478
JNL/Ivy Asset Strategy Fund	2,870,630	440,493	(26,848)	413,645
JNL/JPMorgan International Value Fund	679,169	87,142	(21,508)	65,634
JNL/JPMorgan MidCap Growth Fund	1,253,911	292,974	(25,417)	267,557
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,132,490	61,798	(11,631)	50,167
JNL/Lazard Emerging Markets Fund	1,542,551	246,279	(131,300)	114,979
JNL/Mellon Capital Emerging Markets Index Fund	772,848	89,617	(56,084)	33,533
JNL/Mellon Capital European 30 Fund	310,465	22,254	(4,717)	17,537
JNL/Mellon Capital Pacific Rim 30 Fund	178,891	19,159	(3,403)	15,756
JNL/Mellon Capital S&P 500 Index Fund	2,648,071	1,040,547	(27,313)	1,013,234
JNL/Mellon Capital S&P 400 MidCap Index Fund	1,452,471	494,108	(39,737)	454,371
JNL/Mellon Capital Small Cap Index Fund	1,674,161	513,312	(87,788)	425,524
JNL/Mellon Capital International Index Fund	2,060,389	594,489	(157,762)	436,727
JNL/Mellon Capital Bond Index Fund	1,095,259	34,201	(5,576)	28,625
JNL/Mellon Capital Global Alpha Fund	45,072	313	—	313
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	91,895	8,898	(2,126)	6,772
JNL/Mellon Capital Utilities Sector Fund	21,410	1,558	(105)	1,453
JNL/Morgan Stanley Mid Cap Growth Fund	283,204	7,884	—	7,884
JNL/Neuberger Berman Strategic Income Fund	690,334	13,304	(1,614)	11,690
JNL/Oppenheimer Global Growth Fund	1,047,356	281,111	(27,319)	253,792
JNL/PIMCO Real Return Fund	3,396,418	29,677	(215,063)	(185,386)
JNL/PIMCO Total Return Bond Fund	5,519,172	126,206	(25,251)	100,955
JNL/PPM America Floating Rate Income Fund	1,853,205	10,295	(6,693)	3,602
JNL/PPM America High Yield Bond Fund	3,370,742	187,399	(26,590)	160,809
JNL/PPM America Mid Cap Value Fund	353,942	71,806	(3,793)	68,013
JNL/PPM America Small Cap Value Fund	226,962	36,051	(5,891)	30,160
JNL/PPM America Value Equity Fund	154,879	45,462	(1,460)	44,002
JNL/Red Rocks Listed Private Equity Fund	853,796	156,531	—	156,531
JNL/S&P Competitive Advantage Fund	2,065,666	290,595	(82,520)	208,075
JNL/S&P Dividend Income & Growth Fund	3,217,708	485,082	(29,807)	455,275
JNL/S&P Intrinsic Value Fund	1,745,244	294,917	(35,504)	259,413
JNL/S&P Mid 3 Fund	84,904	5,193	(428)	4,765
JNL/S&P Total Yield Fund	1,306,708	215,375	(22,185)	193,190
JNL/Scout Unconstrained Bond Fund	456,923	357	(89)	268
JNL/T. Rowe Price Established Growth Fund	3,337,440	1,354,185	(22,182)	1,332,003

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/T. Rowe Price Mid-Cap Growth Fund	$2,138,202	$818,286	$(38,422)	$779,864
JNL/T. Rowe Price Short-Term Bond Fund	1,789,541	15,114	(4,116)	10,998
JNL/T. Rowe Price Value Fund	2,326,923	686,946	(24,589)	662,357
JNL/WMC Balanced Fund	3,598,290	638,305	(11,262)	627,043
JNL/WMC Money Market Fund	1,175,729	—	—	—
JNL/WMC Value Fund	1,283,399	545,974	(8,548)	537,426

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2013 was as follows:

	Net Ordinary Income *	Long-term Capital Gain	Return of Capital
JNL/AQR Managed Futures Strategy Fund	$16,864	$255	$—
JNL/BlackRock Commodity Securities Strategy Fund	5,462	—	—
JNL/BlackRock Global Allocation Fund	13,572	—	—
JNL/BlackRock Large Cap Select Growth Fund	26,515	42,801	—
JNL/Brookfield Global Infrastructure Fund	14,526	1,113	—
JNL/Capital Guardian Global Balanced Fund	7,679	—	—
JNL/Capital Guardian Global Diversified Research Fund	4,748	—	—
JNL/DFA U.S. Core Equity Fund	3,549	16,844	—
JNL/Eagle SmallCap Equity Fund	9,234	23,324	—
JNL/Eastspring Investments Asia ex-Japan Fund	1,721	1,119	—
JNL/Eastspring Investments China-India Fund	3,284	—	—
JNL/Franklin Templeton Global Growth Fund	10,161	—	—
JNL/Franklin Templeton Global Multisector Bond Fund	37,223	—	—
JNL/Franklin Templeton Income Fund	77,461	—	—
JNL/Franklin Templeton International Small Cap Growth Fund	3,678	6,156	—
JNL/Franklin Templeton Mutual Shares Fund	8,780	—	—
JNL/Franklin Templeton Small Cap Value Fund	7,939	5,382	—
JNL/Goldman Sachs Core Plus Bond Fund	45,596	9,768	—
JNL/Goldman Sachs Emerging Markets Debt Fund	86,246	8,510	—
JNL/Goldman Sachs Mid Cap Value Fund	90,209	115,149	—
JNL/Goldman Sachs U.S. Equity Flex Fund	1,409	1,947	—
JNL/Invesco Global Real Estate Fund	48,200	—	—
JNL/Invesco International Growth Fund	11,413	—	—
JNL/Invesco Large Cap Growth Fund	3,311	59,892	—
JNL/Invesco Mid Cap Value Fund	636	—	—
JNL/Invesco Small Cap Growth Fund	1,737	11,560	—
JNL/Ivy Asset Strategy Fund	34,967	—	—
JNL/JPMorgan International Value Fund	20,633	—	—
JNL/JPMorgan MidCap Growth Fund	1,746	—	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	42,811	—	—
JNL/Lazard Emerging Markets Fund	22,388	27,095	—
JNL/M&G Global Basics Fund	3,824	4,909	—
JNL/Mellon Capital Emerging Markets Index Fund	4,544	—	—
JNL/Mellon Capital European 30 Fund	983	—	—
JNL/Mellon Capital Pacific Rim 30 Fund	5,150	—	—
JNL/Mellon Capital S&P 500 Index Fund	33,912	13,015	—
JNL/Mellon Capital S&P 400 MidCap Index Fund	18,070	38,780	—
JNL/Mellon Capital Small Cap Index Fund	21,499	70,624	596
JNL/Mellon Capital International Index Fund	50,726	—	—
JNL/Mellon Capital Bond Index Fund	33,431	1,247	—
JNL/Mellon Capital Global Alpha Fund	—	—	—
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	594	—	—
JNL/Mellon Capital Utilities Sector Fund	71	—	—
JNL/Morgan Stanley Mid Cap Growth Fund	24	334	—
JNL/Neuberger Berman Strategic Income Fund	1,280	3	—
JNL/Oppenheimer Global Growth Fund	8,207	332	—
JNL/PIMCO Real Return Fund	226,521	12,205	—
JNL/PIMCO Total Return Bond Fund	67,377	4,845	—
JNL/PPM America Floating Rate Income Fund	21,743	—	—
JNL/PPM America High Yield Bond Fund	168,348	36,504	—
JNL/PPM America Mid Cap Value Fund	1,631	—	—
JNL/PPM America Small Cap Value Fund	2,896	10,508	—
JNL/PPM America Value Equity Fund	1,992	—	—
JNL/Red Rocks Listed Private Equity Fund	62,211	—	—
JNL/S&P Competitive Advantage Fund	34,692	66,254	—
JNL/S&P Dividend Income & Growth Fund	73,993	50,435	—
JNL/S&P Intrinsic Value Fund	70,401	4,247	—
JNL/S&P Total Yield Fund	39,703	11,781	—
JNL/T. Rowe Price Established Growth Fund	2,737	151,012	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2014

	Net Ordinary Income *	Long-term Capital Gain	Return of Capital
JNL/T. Rowe Price Mid-Cap Growth Fund	$1,677	$145,313	$—
JNL/T. Rowe Price Short-Term Bond Fund	21,292	—	—
JNL/T. Rowe Price Value Fund	42,850	66,950	—
JNL/WMC Balanced Fund	56,019	32,118	—
JNL/WMC Money Market Fund	14	—	—
JNL/WMC Value Fund	31,953	59,075	—

*    Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2010, 2011, 2012 and 2013, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2014.

NOTE 12.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

JNL Series Trust Sub-Advised Funds (Unaudited)

Additional Disclosures

June 30, 2014

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period††
JNL/AllianceBernstein Dynamic Asset Allocation Fund*
Class A	$1,000.00	$1,037.00	1.16%	$2.04	$1,000.00	$1,019.06	1.16%	$5.81
JNL/AQR Managed Futures Strategy Fund
Class A	1,000.00	946.60	1.36	6.56	1,000.00	1,018.07	1.36	6.81
Class B	1,000.00	947.70	1.16	5.60	1,000.00	1,019.05	1.16	5.81
JNL/BlackRock Commodity Securities Strategy Fund
Class A	1,000.00	1,134.40	0.97	5.13	1,000.00	1,019.98	0.97	4.86
Class B	1,000.00	1,135.10	0.77	4.08	1,000.00	1,020.98	0.77	3.86
JNL/BlackRock Global Allocation Fund
Class A	1,000.00	1,033.20	1.08	5.44	1,000.00	1,019.44	1.08	5.41
Class B	1,000.00	1,035.50	0.88	4.44	1,000.00	1,020.43	0.88	4.41
JNL/BlackRock Large Cap Select Growth Fund
Class A	1,000.00	1,006.50	0.92	4.58	1,000.00	1,020.24	0.92	4.61
Class B	1,000.00	1,007.80	0.72	3.58	1,000.00	1,021.23	0.72	3.61
JNL/Brookfield Global Infrastructure and MLP Fund
Class A	1,000.00	1,155.50	1.15	6.15	1,000.00	1,019.08	1.15	5.76
Class B	1,000.00	1,156.30	0.95	5.08	1,000.00	1,020.08	0.95	4.76
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	1,035.40	1.01	5.10	1,000.00	1,019.78	1.01	5.06
Class B	1,000.00	1,037.10	0.81	4.09	1,000.00	1,020.78	0.81	4.06
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	1,031.70	1.07	5.39	1,000.00	1,019.49	1.07	5.36
Class B	1,000.00	1,032.60	0.87	4.38	1,000.00	1,020.48	0.87	4.36
JNL/DFA U.S. Core Equity Fund
Class A	1,000.00	1,063.60	0.80	4.09	1,000.00	1,020.81	0.80	4.01
Class B	1,000.00	1,065.20	0.60	3.07	1,000.00	1,021.81	0.60	3.01
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	1,019.60	0.97	4.86	1,000.00	1,019.98	0.97	4.86
Class B	1,000.00	1,020.80	0.77	3.86	1,000.00	1,020.98	0.77	3.86
JNL/Eastspring Investments Asia ex-Japan Fund
Class A	1,000.00	1,075.40	1.27	6.54	1,000.00	1,018.48	1.27	6.36
Class B	1,000.00	1,077.80	1.07	5.51	1,000.00	1,019.48	1.07	5.36
JNL/Eastspring Investments China-India Fund
Class A	1,000.00	1,070.00	1.31	6.72	1,000.00	1,018.30	1.31	6.56
Class B	1,000.00	1,072.30	1.11	5.70	1,000.00	1,019.29	1.11	5.56
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	1,048.80	1.00	5.08	1,000.00	1,019.82	1.00	5.01
Class B	1,000.00	1,049.50	0.80	4.07	1,000.00	1,020.81	0.80	4.01
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1,000.00	1,024.20	1.07	5.37	1,000.00	1,019.49	1.07	5.36
Class B	1,000.00	1,024.90	0.87	4.37	1,000.00	1,020.48	0.87	4.36
JNL/Franklin Templeton Income Fund
Class A	1,000.00	1,084.40	0.93	4.81	1,000.00	1,020.20	0.93	4.66
Class B	1,000.00	1,085.80	0.73	3.78	1,000.00	1,021.19	0.73	3.66
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1,000.00	1,029.50	1.31	6.59	1,000.00	1,018.30	1.31	6.56
Class B	1,000.00	1,031.10	1.11	5.59	1,000.00	1,019.29	1.11	5.56

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period††
JNL/Franklin Templeton Mutual Shares Fund
Class A	$1,000.00	$1,078.50	1.03%	$5.31	$1,000.00	$1,019.71	1.03%	$5.16
Class B	1,000.00	1,079.60	0.83	4.28	1,000.00	1,020.70	0.83	4.16
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	1,044.60	1.08	5.48	1,000.00	1,019.44	1.08	5.41
Class B	1,000.00	1,045.80	0.88	4.46	1,000.00	1,020.43	0.88	4.41
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	1,038.50	0.89	4.50	1,000.00	1,020.40	0.89	4.46
Class B	1,000.00	1,039.60	0.69	3.49	1,000.00	1,021.38	0.69	3.46
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	1,051.50	1.06	5.39	1,000.00	1,019.56	1.06	5.31
Class B	1,000.00	1,052.80	0.86	4.38	1,000.00	1,020.55	0.86	4.31
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	1,085.50	0.99	5.12	1,000.00	1,019.89	0.99	4.96
Class B	1,000.00	1,086.80	0.79	4.09	1,000.00	1,020.88	0.79	3.96
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1,000.00	1,091.50	2.27	11.77	1,000.00	1,013.52	2.27	11.33
Class B	1,000.00	1,093.40	2.07	10.74	1,000.00	1,014.52	2.07	10.34
JNL/Invesco Global Real Estate Fund
Class A	1,000.00	1,118.00	1.05	5.51	1,000.00	1,019.56	1.05	5.26
Class B	1,000.00	1,118.70	0.85	4.47	1,000.00	1,020.56	0.85	4.26
JNL/Invesco International Growth Fund
Class A	1,000.00	1,061.60	0.98	5.01	1,000.00	1,019.95	0.98	4.91
Class B	1,000.00	1,063.20	0.78	3.99	1,000.00	1,020.94	0.78	3.91
JNL/Invesco Large Cap Growth Fund
Class A	1,000.00	1,043.10	0.96	4.86	1,000.00	1,020.03	0.96	4.81
Class B	1,000.00	1,043.20	0.76	3.85	1,000.00	1,021.02	0.76	3.81
JNL/Invesco Mid Cap Value Fund
Class A	1,000.00	1,074.80	0.99	5.09	1,000.00	1,019.89	0.99	4.96
Class B	1,000.00	1,076.00	0.79	4.07	1,000.00	1,020.88	0.79	3.96
JNL/Invesco Small Cap Growth Fund
Class A	1,000.00	1,048.00	1.10	5.59	1,000.00	1,019.34	1.10	5.51
Class B	1,000.00	1,049.40	0.90	4.57	1,000.00	1,020.33	0.90	4.51
JNL/Ivy Asset Strategy Fund
Class A	1,000.00	994.70	1.20	5.93	1,000.00	1,018.84	1.20	6.01
Class B	1,000.00	996.00	1.00	4.95	1,000.00	1,019.84	1.00	5.01
JNL/JPMorgan International Value Fund
Class A	1,000.00	1,013.20	1.00	4.99	1,000.00	1,019.83	1.00	5.01
Class B	1,000.00	1,015.20	0.80	4.00	1,000.00	1,020.82	0.80	4.01
JNL/JPMorgan MidCap Growth Fund
Class A	1,000.00	1,086.30	0.94	4.86	1,000.00	1,020.14	0.94	4.71
Class B	1,000.00	1,087.30	0.74	3.83	1,000.00	1,021.13	0.74	3.71
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	1,000.00	1,033.60	0.69	3.48	1,000.00	1,021.36	0.69	3.46
Class B	1,000.00	1,035.00	0.49	2.47	1,000.00	1,022.35	0.49	2.46
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	1,081.10	1.21	6.24	1,000.00	1,018.77	1.21	6.06
Class B	1,000.00	1,082.50	1.01	5.22	1,000.00	1,019.78	1.01	5.06
JNL/Mellon Capital Emerging Markets Index Fund
Class A	1,000.00	1,054.10	0.76	3.87	1,000.00	1,021.03	0.76	3.81
Class B	1,000.00	1,054.90	0.56	2.85	1,000.00	1,022.03	0.56	2.81
JNL/Mellon Capital European 30 Fund
Class A	1,000.00	1,095.70	0.71	3.69	1,000.00	1,021.27	0.71	3.56
Class B	1,000.00	1,095.80	0.51	2.65	1,000.00	1,022.27	0.51	2.56
JNL/Mellon Capital Pacific Rim 30 Fund
Class A	1,000.00	1,107.90	0.72	3.76	1,000.00	1,021.22	0.72	3.61
Class B	1,000.00	1,108.60	0.52	2.72	1,000.00	1,022.21	0.52	2.61
JNL/Mellon Capital S&P 500 Index Fund
Class A	1,000.00	1,068.50	0.55	2.82	1,000.00	1,022.07	0.55	2.76
Class B	1,000.00	1,069.70	0.35	1.80	1,000.00	1,023.06	0.35	1.76
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A	1,000.00	1,072.20	0.57	2.93	1,000.00	1,021.97	0.57	2.86
Class B	1,000.00	1,073.20	0.37	1.90	1,000.00	1,022.96	0.37	1.86
JNL/Mellon Capital Small Cap Index Fund
Class A	1,000.00	1,030.30	0.55	2.77	1,000.00	1,022.07	0.55	2.76
Class B	1,000.00	1,031.10	0.35	1.76	1,000.00	1,023.06	0.35	1.76
JNL/Mellon Capital International Index Fund
Class A	1,000.00	1,045.50	0.62	3.14	1,000.00	1,021.71	0.62	3.11
Class B	1,000.00	1,046.60	0.42	2.13	1,000.00	1,022.70	0.42	2.11

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period††
JNL/Mellon Capital Bond Index Fund
Class A	$1,000.00	$1,037.90	0.57%	$2.88	$1,000.00	$1,021.97	0.57%	$2.86
Class B	1,000.00	1,039.20	0.37	1.87	1,000.00	1,022.96	0.37	1.86
JNL/Mellon Capital Global Alpha Fund
Class A	1,000.00	934.40	1.34	6.43	1,000.00	1,018.15	1.34	6.71
Class B	1,000.00	936.90	1.10	5.28	1,000.00	1,019.34	1.10	5.51
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Class A	1,000.00	1,062.10	0.70	3.58	1,000.00	1,021.32	0.70	3.51
Class B	1,000.00	1,063.40	0.50	2.56	1,000.00	1,022.31	0.50	2.51
JNL/Mellon Capital Utilities Sector Fund
Class A	1,000.00	1,175.70	0.72	3.88	1,000.00	1,021.25	0.72	3.61
JNL/Morgan Stanley Mid Cap Growth Fund
Class A	1,000.00	996.20	1.10	5.44	1,000.00	1,019.34	1.10	5.51
Class B	1,000.00	997.00	0.90	4.46	1,000.00	1,020.33	0.90	4.51
JNL/Neuberger Berman Strategic Income Fund
Class A	1,000.00	1,047.60	0.95	4.82	1,000.00	1,020.07	0.95	4.76
Class B	1,000.00	1,048.40	0.75	3.81	1,000.00	1,021.06	0.75	3.76
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	1,044.20	0.99	5.02	1,000.00	1,019.89	0.99	4.96
Class B	1,000.00	1,044.30	0.79	4.00	1,000.00	1,020.88	0.79	3.96
JNL/PIMCO Real Return Fund
Class A	1,000.00	1,065.70	0.84	4.30	1,000.00	1,020.61	0.84	4.21
Class B	1,000.00	1,067.00	0.64	3.28	1,000.00	1,021.58	0.64	3.21
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,030.10	0.80	4.03	1,000.00	1,020.81	0.80	4.01
Class B	1,000.00	1,031.20	0.60	3.02	1,000.00	1,021.81	0.60	3.01
JNL/PPM America Floating Rate Income Fund
Class A	1,000.00	1,015.60	0.97	4.85	1,000.00	1,019.98	0.97	4.86
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,057.10	0.74	3.77	1,000.00	1,021.15	0.74	3.71
Class B	1,000.00	1,058.00	0.54	2.76	1,000.00	1,022.14	0.54	2.71
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	1,065.00	1.06	5.43	1,000.00	1,019.56	1.06	5.31
Class B	1,000.00	1,066.80	0.86	4.41	1,000.00	1,020.55	0.86	4.31
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	1,051.20	1.06	5.39	1,000.00	1,019.56	1.06	5.31
Class B	1,000.00	1,052.60	0.86	4.38	1,000.00	1,020.55	0.86	4.31
JNL/PPM America Value Equity Fund
Class A	1,000.00	1,082.40	0.85	4.39	1,000.00	1,020.56	0.85	4.26
Class B	1,000.00	1,083.70	0.65	3.36	1,000.00	1,021.56	0.65	3.26
JNL/Red Rocks Listed Private Equity Fund
Class A	1,000.00	1,062.40	1.17	5.98	1,000.00	1,019.01	1.17	5.86
Class B	1,000.00	1,063.60	0.97	4.96	1,000.00	1,020.00	0.97	4.86
JNL/S&P Competitive Advantage Fund
Class A	1,000.00	992.30	0.67	3.31	1,000.00	1,021.47	0.67	3.36
Class B	1,000.00	993.50	0.47	2.32	1,000.00	1,022.46	0.47	2.36
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	1,085.70	0.66	3.41	1,000.00	1,021.52	0.66	3.31
Class B	1,000.00	1,086.40	0.46	2.38	1,000.00	1,022.51	0.46	2.31
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	1,059.00	0.67	3.42	1,000.00	1,021.47	0.67	3.36
Class B	1,000.00	1,059.50	0.47	2.40	1,000.00	1,022.46	0.47	2.36
JNL/S&P Mid 3 Fund*
Class A	1,000.00	1,069.00	0.81	1.45	1,000.00	1,020.78	0.81	4.06
Class B	1,000.00	1,069.00	0.61	1.09	1,000.00	1,021.77	0.61	3.06
JNL/S&P Total Yield Fund
Class A	1,000.00	1,092.10	0.67	3.48	1,000.00	1,021.47	0.67	3.36
Class B	1,000.00	1,093.00	0.47	2.44	1,000.00	1,022.46	0.47	2.36
JNL/Scout Unconstrained Bond Fund*
Class A	1,000.00	991.00	1.01	1.74	1,000.00	1,019.78	1.01	5.06
JNL/T. Rowe Price Established Growth Fund
Class A	1,000.00	1,027.00	0.86	4.32	1,000.00	1,020.53	0.86	4.31
Class B	1,000.00	1,028.00	0.66	3.32	1,000.00	1,021.52	0.66	3.31
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	1,061.10	1.01	5.16	1,000.00	1,019.78	1.01	5.06
Class B	1,000.00	1,062.40	0.81	4.14	1,000.00	1,020.78	0.81	4.06
JNL/T. Rowe Price Short-Term Bond Fund
Class A	1,000.00	1,008.00	0.71	3.53	1,000.00	1,021.27	0.71	3.56
Class B	1,000.00	1,010.00	0.51	2.54	1,000.00	1,022.27	0.51	2.56

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Annualized Expense Ratios	Expenses Paid During Period††
JNL/T. Rowe Price Value Fund
Class A	$1,000.00	$1,091.80	0.91%	$4.72	$1,000.00	$1,020.29	0.91%	$4.56
Class B	1,000.00	1,092.70	0.71	3.68	1,000.00	1,021.27	0.71	3.56
JNL/WMC Balanced Fund
Class A	1,000.00	1,061.70	0.74	3.78	1,000.00	1,021.15	0.74	3.71
Class B	1,000.00	1,062.60	0.54	2.76	1,000.00	1,022.14	0.54	2.71
JNL/WMC Money Market Fund
Class A	1,000.00	1,000.00	0.18	0.89	1,000.00	1,023.90	0.18	0.90
Class B	1,000.00	1,000.00	0.18	0.89	1,000.00	1,023.90	0.18	0.90
JNL/WMC Value Fund
Class A	1,000.00	1,063.50	0.78	3.99	1,000.00	1,020.95	0.78	3.91
Class B	1,000.00	1,064.80	0.58	2.97	1,000.00	1,021.94	0.58	2.91

* Fund has less than 6-month’s operating history.  For Funds with less than 6-month’s operating history, the amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

† For Funds with at least 6-month operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).  For Funds with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 63/365 (to reflect the period since the Fund’s inception).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF JNL SERIES TRUST (“TRUST”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are independent Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended June 30, 2014:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$101,403	$0	$0	$115,000
Ellen Carnahan	$103,607	$0	$0	$117,500	(3)
William J. Crowley, Jr. (2)	$119,038	$0	$0	$135,000	(4)
Michelle Engler	$101,403	$0	$0	$115,000
John Gillespie	$94,790	$0	$0	$107,500
Richard McLellan	$96,995	$0	$0	$110,000
William R. Rybak	$108,016	$0	$0	$122,500
Edward Wood	$103,607	$0	$0	$117,500	(5)
Patricia Woodworth	$94,790	$0	$0	$107,500

(1)             The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust, JNL Investors Series Trust, JNL Variable Fund LLC, and JNL Strategic Income Fund LLC.  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are $1,047,500.

(2)             Mr. Crowley is an ex officio member of the Governance Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee.

(3)             Amount includes $58,750 deferred by Ms. Carnahan.

(4)             Amount includes $108,000 deferred by Mr. Crowley.

(5)             Amount includes $117,500 deferred by Mr. Wood.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48951 or by visiting www.jackson.com.

JNL SERIES TRUST (“TRUST”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds (each a “Fund” and collectively the “Funds”) and, as required by law, determines annually whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) and certain sub-subadvisers (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on May 12, 2014 and June 2-4, 2014, the Board, including all of the independent trustees, who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) considered information relating to the continuation of these Agreements, the addition of two new funds to the Advisory Agreement and the approval of one new Sub-Advisory Agreement and amendment of two Sub-Advisory Agreements.  In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussions, the Board approved the Agreements through June 30, 2015.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Advisers pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor, transfer agent, and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Advisers.  The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by JNAM.  The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies.  The Board also considered the performance of each Fund, including how the Fund performed versus the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark (“benchmark”) index. For certain Funds, the Board considered the relevant custom benchmark, blended benchmark, or custom peer group.  This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. The performance reviewed by the Board was for periods ended on December 31, 2013 (unless otherwise noted).  When available, the Board considered one-, three-, five- and ten-year performance.

New Funds:

JNL/Boston Partners Global Long Short Equity Fund.  The Board took into account that the Fund had not commenced operations and there was no performance data to review. The Board did review the performance of an investment mandate of Robeco Investment Management, Inc. with a similar investment strategy.  The Board concluded that it would be in the best interest of the Fund and its potential shareholders to approve the Agreements.

JNL/S&P International 5 Fund.  The Board took into account that the Fund had not commenced operations and there was no performance data to review. The Board also considered back-tested performance data and the experience of Standard & Poor’s Investment Advisory Services LLC in managing similar mandates.  The Board concluded that it would be in the best interest of the Fund and its potential shareholders to approve the Agreements.

Existing Funds:

JNL/American Funds Blue Chip Income and Growth Fund.  The Board considered that the Fund outperformed its peer group and benchmark for the one-year period, though it underperformed for the three-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Global Bond Fund.  The Board considered that the Fund outperformed its peer group and benchmark for the one-year period ending March 31, 2014 and outperformed its benchmark for the three-year period ending March 31, 2014, though it underperformed its peer group and benchmark for the one- and three-year fiscal periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Global Small Capitalization Fund.  The Board considered that the Fund outperformed its custom peer group and benchmark for the three-month period ending March 31, 2014 as well as the benchmark for the one-year period ending March 31, 2014, though it underperformed its custom peer group and its benchmark for the one- and three-year periods.  The Board noted that the Fund’s relative performance compared to its custom peer group and benchmark had improved since 2011.  The Board further considered JNAM’s assertion that the Fund’s focus on emerging markets caused it to face stylistic headwinds.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Growth-Income Fund.  The Board noted that the Fund outperformed its peer group and benchmark for the one-year period and outperformed its peer group for the three-year period. The Board also considered that the Fund underperformed its benchmark for the three-year period.   The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds International Fund.  The Board noted that the Fund outperformed its peer group and benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds New World Fund.  The Board considered that the Fund outperformed its custom peer group for the one- and three-year periods (though it underperformed its benchmark for those same periods).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund.  The Board considered that each Fund outperformed its respective custom peer group and blended benchmark for the one-year period.  The Board also took into account that each Fund commenced operations in April 2012. The Board noted, therefore, that it would be prudent to allow the team additional time to continue to develop its long-term performance record with the Funds.  The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 20 Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board further considered that the Fund outperformed its blended benchmark for the one- and three-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 35 Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board further considered that the Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 50 Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board further considered that the Fund underperformed its blended benchmark by less than 1% for the one- and three-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Institutional Alt 65 Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board further considered that the Fund underperformed its blended benchmark for the one- and three-year periods.  The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreement.

JNL/AQR Managed Futures Strategy Fund. The Board considered that the Fund outperformed its peer group and benchmark for the one-year period. The Board also took into account that the Fund commenced operations in August 2011.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Commodity Securities Strategy Fund.  The Board considered that the Fund outperformed its blended benchmark and custom peer group for the one-year period.  The Board also noted that the Fund underperformed its blended benchmark and custom peer group for the three-year period. The Board further considered that the Fund outperformed its custom peer group over the five-year period (though it underperformed its blended benchmark during that same period).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Allocation Fund.  The Board noted that the Fund outperformed its peer group and blended benchmark for the one-year period, but underperformed its peer group and blended benchmark for the three-year period.  The Board also considered that the Sub-Adviser began managing the Fund in August 2011 and noted therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Large Cap Select Growth Fund.  The Board considered that the Fund outperformed its benchmark for the one-year period, though it underperformed for the remaining periods.  The Board also noted that the Fund outperformed its peer group for the one- and three-year periods, though it underperformed for the remaining periods.  The Board considered that the Sub-Adviser began managing the Fund in September 2013 and noted, therefore, that it would be prudent to allow the team time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Brookfield Global Infrastructure and MLP Fund.  The Board considered that the Fund outperformed its custom peer group and benchmark for the one-year period.  The Board also took into account that the Fund was launched in December of 2011. The Board noted, therefore, that it would be prudent to allow the team more time to continue to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian Global Balanced Fund.  The Board considered that the Fund outperformed its peer group and blended benchmark for the one- and three-year periods, though it underperformed its peer group and blended benchmark for the five- and ten-year periods.  The Board noted that the current Sub-Adviser has been managing the Fund since December 2007 so the Fund’s ten-year record does not owe entirely to the current management team.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Capital Guardian Global Diversified Research Fund.  The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods, though it underperformed its benchmark for the ten-year period.  The Board also considered that the Fund outperformed its peer group for the three- and five-year periods, though it underperformed its peer group for the one- and ten-year periods.  The Board noted that the current Sub-Adviser has been managing the Fund since December 2007 so the Fund’s ten-year record does not owe entirely to the current management team. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DFA U.S. Core Equity Fund.  The Board considered that the Fund outperformed its peer group for the one-, three- and five-year periods (though underperformed its peer group for the ten-year period).  The Board also considered that the Fund outperformed its benchmark for the one-year period, though it underperformed its benchmark for the remaining periods. The Board took into account that the current Sub-Adviser began managing the Fund in April 2012. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eagle SmallCap Equity Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for the ten-year period and also outperformed its peer group in each calendar year from 2006 through 2012 (thought it underperformed its benchmark and peer group for the remaining periods).  The Board concluded that it would be in the best interests of the Fund and its shareholders, in light of its mid- and longer-term performance, to renew the Agreements.

JNL/Eastspring Investments Asia Ex-Japan Fund.  The Board considered that, while the Fund underperformed its benchmark and peer group for all periods, much of the Fund’s relative underperformance resulted from its performance in 2013.  The Board further considered the Fund’s performance in each of the prior calendar years, noting that in two of the three years the Fund was closer to or surpassed its benchmark.  The Board noted that the Sub-Adviser has made changes to its team and has adjusted its investment process.  The Board further noted that the Fund’s year-to-date performance as of May 29, 2014 was in the 25th percentile of its peer group and was 83 basis points better than its benchmark.  The Board concluded that it would be prudent to allow the Sub-Adviser additional time to continue to improve performance and that it is in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eastspring Investments China-India Fund.  The Board noted that JNAM recommended comparing the Fund to a custom peer group consisting of funds with significant exposures only to China and/or India.  The Board considered that the Fund outperformed the custom peer group for the five-year period, though it underperformed the custom peer group for the one- and three-year periods. The Board took into account that the Fund outperformed its custom peer group for the three-month period ending March 31, 2014.  The Board also considered that the Fund underperformed its blended benchmark for all periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Founding Strategy Fund.  The Board considered that the Fund outperformed its blended benchmark for the one-, three- and five year periods.  The Board noted that as the Fund invests equally in only three underlying funds, its investment performance will depend on the performance of the underlying funds, each of whose performance is evaluated by the Board.  Given these considerations, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Franklin Templeton Global Growth Fund.  The Board considered that the Fund outperformed its benchmark and peer group for the one-, three- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Global Multisector Bond Fund. The Board considered that the Fund outperformed its peer group and benchmark for the one-year period. The Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund.  The Board considered that the Fund outperformed its peer group for the one-, three- and five-year periods.  The Board also considered that the Fund’s performance equaled its blended benchmark’s performance for the one-year period and outperformed its blended benchmark for the five-year period (though it underperformed its blended benchmark for the three-year period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton International Small Cap Growth Fund.  The Board noted that the Fund outperformed its benchmark and peer group for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Mutual Shares Fund. The Board noted JNAM’s assertion that a custom peer group was more representative of the Fund’s performance given its exposure to international securities. The Board considered that the Fund outperformed its custom peer group for the one-, three- and five-year periods, though it underperformed its benchmark for those periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Franklin Templeton Small Cap Value Fund.  The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods.  The Board also considered that the Fund outperformed its peer group for the three- and five-year periods, though it underperformed its peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Core Plus Bond Fund.  The Board considered that the Fund outperformed its benchmark and peer group for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Emerging Markets Debt Fund.  The Board noted that the Fund had outperformed its benchmark for the one-, three- and five-year periods (though it underperformed its custom peer group for those periods).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Mid Cap Value Fund.  The Board considered that, gross of fees, the Fund outperformed its benchmark over the one-year period (though net of fees it underperformed its benchmark and peer group for all periods).  The Board further considered that, in 2012 and 2013, the Fund performed within 1% of its benchmark.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs U.S. Equity Flex Fund.  The Board noted that the Fund outperformed its custom peer group for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one-year period, though it underperformed its benchmark for the longer periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Global Real Estate Fund.  The Board noted that the Fund outperformed its peer group for the three-year period and performed in the 56th percentile of its peer group for the five-year period (though it also underperformed its peer group for the one-year period and its benchmark for all periods).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco International Growth Fund.  The Board considered that the Fund outperformed its peer group for all periods and outperformed its benchmark for the one-, three- and five-year periods (though it underperformed its benchmark for the ten-year period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Large Cap Growth Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for the one-year period, though it underperformed for the longer periods. The Board further considered recent changes made by the Sub-Adviser to the portfolio management team.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Mid Cap Value Fund.  The Board considered that the Fund underperformed its peer group and benchmark for all periods.  The Board took into account that it had only recently made a change in the Fund’s sub-adviser and that the current Sub-Adviser began managing the Fund in September 2013.  The Board noted, therefore, that it would be prudent to allow the team time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Small Cap Growth Fund.  The Board considered that the Fund outperformed its peer group for the three-, five- and ten-year periods, though it underperformed its peer group for the one-year period.  The Board also considered that the Fund outperformed its benchmark for the three-year period, though it underperformed its benchmark for the one-, five- and ten-year periods. The Board took into account that the Fund outperformed its peer group and benchmark for the three-month period ending March 31, 2014.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Ivy Asset Strategy Fund.  The Board considered that the Fund outperformed its peer group for the one- and three-year periods, though it underperformed its benchmark for the one- and three-year periods. Given these considerations, and that the Fund does not yet have a five-year track record, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan International Value Fund.  The Board considered that the Fund outperformed its peer group for all periods.  The Board also considered that the Fund outperformed its benchmark for the ten-year period, though it underperformed its benchmark for the other periods.  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan MidCap Growth Fund.  The Board considered that the Fund outperformed its peer group for the one-, three- and five-year periods, though it underperformed for the ten-year period.  The Board also considered that the Fund outperformed its benchmark for the one- and three-year periods and underperformed the benchmark for the five- and ten-year periods.  The Board considered that JPMorgan has been Sub-Adviser on the strategy since December 2007 so the ten-year record does not owe entirely to the current team. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Government & Quality Bond Fund.  The Board took into account that the Fund outperformed its peer group and benchmark for the three-, five- and ten-year periods, though it underperformed both for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Emerging Markets Fund.  The Board took into account that the Fund outperformed its benchmark for the one-, three- and five-year periods.  The Board also considered that the Fund outperformed its peer group for the three- and five-year periods (though it underperformed its peer group for the one-year period).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P 500 Index Fund.  The Board noted that the Fund’s performance, before expenses, was within 0.1% of its benchmark for all time periods (though the Fund underperformed its benchmark for all periods).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P 400 MidCap Index Fund.  The Board considered that, before expenses, the Fund outperformed its benchmark for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Small Cap Index Fund.  The Board took under consideration that, before expenses, the Fund outperformed its benchmark for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital International Index Fund.  The Board took into account that, before expenses, the Fund outperformed its benchmark for the three- and ten-year periods, though it underperformed its benchmark for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Bond Index Fund.  The Board considered that, before expenses, the Fund outperformed its benchmark for the five-year period and that the Fund’s performance, before expenses, was within 0.2% of its benchmark for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital 10 x 10 Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board considered that the Fund performed in line with its blended benchmark (with the Fund and benchmark, respectively, at 27.7% and 28.0% for the one-year period, 13.2% and 13.7% for the three-year period and 16.0 and 16.4% for the five-year period).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital Index 5 Fund.  The Board took into account that the Fund outperformed its blended benchmark for the three-year period and the Fund’s performance equaled its blended benchmark’s performance for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/Mellon Capital European 30 Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  Further, the Board noted that over its 3-year period, the Fund trailed its custom benchmark by only 8 basis points.  The Board also noted that for the period ended March 31, 2014, the Fund had outperformed its custom benchmark during the first quarter by 0.1% (though it underperformed that benchmark over the one- and five-year periods).  The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Pacific Rim 30 Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board further considered that the Fund underperformed its custom benchmark by less than 1% for each of the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Global Alpha Fund.  The Board noted that the Fund is not managed to beat a benchmark, rather it is managed to provide positive absolute returns for investors. The Board did consider that the Fund underperformed its benchmark and custom peer group for the one- and three-year periods. The Board also noted that the Sub-Adviser has made recent adjustments to its investment process.  The Board concluded that it would review strategic alternatives for the Fund and that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Emerging Markets Index Fund.  The Board considered that the Fund underperformed its benchmark for the one-year period. The Board also noted that the Fund commenced operations in August 2011 and that it would be prudent to allow the team more time to develop its long-term performance record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund.  The Board considered that the Fund underperformed its benchmark for the one-year period.  The Board also, however, noted that the Fund commenced operations in April 2012 and that it would be prudent to allow the team more time to develop its performance record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Utilities Sector Fund.  The Board took into account that the Fund had less than one year of performance data.  The Board also noted that the Fund commenced operations in April 2013.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Morgan Stanley Mid Cap Growth Fund.  The Board considered that the Fund outperformed its peer group and benchmark for the one-year period.  The Board also noted that the Fund commenced operations in April 2012 and that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Neuberger Berman Strategic Income Fund.  The Board considered that the Fund outperformed its benchmark for the one-year period, though it underperformed its peer group.  The Board also noted that the Fund commenced operations in April 2012 and that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Oppenheimer Global Growth Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Real Return Fund.  The Board took into account that the Fund outperformed its peer group for the three- and five-year periods (though it underperformed its peer group for the one-year period).  The Board also noted that the Fund outperformed its benchmark for the five-year period and underperformed its benchmark for the one- and three-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Total Return Bond Fund.  The Board noted that the Fund outperformed its benchmark for the three-, five- and ten-year periods, though it underperformed its benchmark for the one-year period.  The Board also noted that the Fund outperformed its peer group for the five- and ten-year periods, though it underperformed its peer group for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Floating Rate Income Fund. The Board considered that the Fund underperformed its peer group and benchmark for the one-year period.  The Board took into account that the Fund had only commenced operations in January 2011.  The Board noted, therefore, that it would be prudent to allow the team more time to develop its long-term performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund.  The Board considered that the Fund outperformed its peer group for the one-, three- and five-year periods, though it underperformed its peer group for the ten-year period. The Board also noted that the Fund outperformed its benchmark for the one- and three-year periods, though it underperformed its benchmark for the longer periods.  The Board noted that PPM became the Sub-Adviser in April 2007 so the ten-year record does not owe entirely to the current team. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Mid Cap Value Fund.  The Board took into account that the Fund outperformed its peer group for the one-, three- and five-year periods and outperformed its benchmark for the one- and five-year periods (though it underperformed its benchmark for the three-year period). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Small Cap Value Fund.  The Board considered that the Fund outperformed its peer group for the one-, three- and five-year periods and outperformed its benchmark for the five-year period (though it underperformed its benchmark for the one- and three-year periods). The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/PPM America Value Equity Fund.  The Board considered that the Fund outperformed its peer group for the one-, three- and five-year periods, though it underperformed its peer group for the ten-year period.  The Board also noted that the Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three- and ten-year periods. The Board took into account that the current Sub-Adviser has been managing the Fund since January 2007 so the Fund’s ten-year record does not owe entirely to the current management team.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Red Rocks Listed Private Equity Fund.  The Board took into account that the Fund outperformed its custom peer group for all periods and outperformed its benchmark for the one- and three-year periods (though it underperformed its benchmark for the five-year period).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Balanced Fund.  The Board considered that the Fund outperformed its peer group for the one-, three- and ten-year periods, though it underperformed its peer group for the five-year period. The Board also considered that the Fund outperformed its blended benchmark for the ten-year period, performed in line with its blended benchmark for the one-year period and underperformed its blended benchmark for the three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Money Market Fund.  The Board took into account that the Fund outperformed the peer group for the ten-year period, though it underperformed its peer group for the shorter periods and underperformed its benchmark for all periods.  The Board noted that the Fund underperformed its peer group by only two basis points during the one- and three-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Value Fund.  The Board noted that the Fund outperformed its peer group and benchmark for the ten-year period.  The Board also considered that the Fund performed within 0.2% of its peer group for the one-, three- and five-year periods, though it underperformed its benchmark for those periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Competitive Advantage Fund.  The Board took into account that, before expenses, the Fund outperformed its custom benchmark for the five-year period, though it underperformed its custom benchmark for the shorter periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Dividend Income & Growth Fund.  The Board noted that, before expenses, the Fund performed within 0.4% of its custom benchmark during the one-year period and within 0.2% during the three- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Intrinsic Value Fund.  The Board considered that, before expenses, the Fund performed within 0.2% of its custom benchmark for the three- and five-year periods, though it underperformed its custom benchmark by 0.7% for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Total Yield Fund.  The Board noted that the Fund outperformed its custom benchmark for the three- and five-year periods, though it underperformed its custom benchmark for the one-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P 4 Fund.  The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate.  The Board considered that the Fund outperformed the S&P 500 Index for the one-, three- and five-year periods (though it underperformed its custom benchmark for those periods).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL/S&P Managed Conservative Fund.  The Board considered that the Fund outperformed its blended benchmark for the one- and five-year periods, though it underperformed its blended benchmark for the three-year period.  The Board also noted that the Fund outperformed its custom peer group for the three-year period, though it underperformed its custom peer group for the one- and five-year periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Fund.  The Board considered that the Fund outperformed its custom peer group for the one- and three-year periods, though it underperformed its custom peer group for the five-year period.  The Board also noted that the Fund outperformed its blended benchmark for the one- and five-year periods, though it underperformed its blended benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Growth Fund.  The Board considered that the Fund outperformed its custom peer group for all periods and outperformed its blended benchmark for the five-year period (though it underperformed its blended benchmark for the other periods).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Growth Fund.  The Board took into account that the Fund outperformed its custom peer group for all periods and outperformed its blended benchmark for the five-year period (though it underperformed its blended benchmark for the other periods).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Aggressive Growth Fund.  The Board took into account that the Fund outperformed its custom peer group for all periods and outperformed its blended benchmark for the five-year period (though it underperformed its blended benchmark for the other periods).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund.  The Board considered that the Fund outperformed both its benchmark and peer group for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund.  The Board took into account that the Fund outperformed its peer group for all periods and outperformed its benchmark for the one-, five-, and ten-year periods (though it underperformed its benchmark for the three-year period).  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Short-Term Bond Fund.  The Board considered that the Fund outperformed its benchmark for the three- and five-year periods (though it underperformed for the one-year period). The Board also considered that the Fund underperformed its peer group for those periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund.  The Board took into account that the Fund outperformed its benchmark and peer group for all periods.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Disciplined Moderate Fund.  The Board considered that the Fund outperformed its blended benchmark and custom peer group for the one- and three-year periods, though it underperformed its blended benchmark and custom peer group for the five-year period.  The Board noted that JNAM began managing the Fund in August 2011.  The Board concluded, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Disciplined Moderate Growth Fund.  The Board considered that the Fund outperformed its blended benchmark and custom peer group for the one- and three-year periods, though it underperformed its blended benchmark and custom peer group for the five-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

JNL Disciplined Growth Fund.  The Board considered that the Fund outperformed its custom peer group for all periods and outperformed its blended benchmark for the one- and three-year periods, though it underperformed its blended benchmark for the five-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreement.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s).  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. For certain Funds, the Board also considered a supplemental peer group provided by an independent data service, as indicated below.  This consideration was based on JNAM’s assertion and information provided to the Board suggesting that the supplemental peer group, where presented, provides a more meaningful source of comparative information than the primary peer group.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

New Funds:

JNL/Boston Partners Global Long Short Equity Fund.  The Board considered that the advisory fee is expected to be lower than the peer group average and noted that there is no comparable peer group for sub-advisory fees. The Board also noted that the total expense ratio was below that of the peer group average. The Board concluded that the advisory fee and sub-advisory fee are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

JNL/S&P International 5 Fund.  The Board took into account that the advisory fee and sub-advisory fee are expected to be higher than the respective peer group averages. The Board also considered that the total expense ratio was only 3 basis points higher than the peer group average. The Board concluded that the advisory fee and sub-advisory fee are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

Existing Funds:

JNL/American Funds Blue Chip Income and Growth Fund.  The Board noted JNAM’s assertion that a supplemental peer group also provided a meaningful comparison of Fund expenses.  The Board noted that the Fund’s advisory fee is lower than the peer group average (excluding Master Fund expenses) and the Fund’s advisory fee is lower than the supplemental peer group average (including Master Fund expenses).  The Board also noted the Fund’s total expenses are lower than the peer group average, excluding Master Fund expenses (including such expenses, the total expenses are higher than the peer group average), though the Fund’s total expenses are higher than the supplemental peer group average (including Master Fund expenses).  The Board considered that the Fund has no sub-advisory fee.  The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Global Bond Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds also provided a meaningful comparison of Fund expenses. The Board noted that the Fund’s advisory fee is lower than the peer group average, though its total expenses are higher than the supplemental peer group average, including Master Fund expenses.  The Board also considered that the Fund has no sub-advisory fee.  The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Global Small Capitalization Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group uses an investment classification process that is more specific to the Fund’s investment mandate.  The Board also noted that while the Fund’s advisory fee is higher than the supplemental peer group average, the Fund’s total expense ratio (including Master Fund expenses) is lower than the supplemental peer group average.  The Board considered that the Fund has no sub-advisory fee.  The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth-Income Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group is larger and more robust, as the general peer group focused on a limited number of funds within the variable annuity universe.  The Board also noted that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than the supplemental peer group average.  The Board considered that the Fund has no sub-advisory fee.  The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds International Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group is larger and more robust, as the general peer group focused on a limited number of funds within the variable annuity universe.  The Board noted that the Fund’s advisory fee is lower than the supplemental peer group average.  The Board also noted that the Fund’s total expense ratio (including Master Fund expenses) is lower than the supplemental peer group average. The Board considered that the Fund has no sub-advisory fee.  The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds New World Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group is larger and more robust, as the general peer group focused on a limited number of funds within the variable annuity universe.  The Board noted that the Fund’s advisory fee is lower than the supplemental peer group average.  The Board also noted that the Fund’s total expense ratio (including Master Fund expenses) is lower than the supplemental peer group average.  The Board considered that the Fund has no sub-advisory fee.  The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Balanced Allocation Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group uses an investment classification process that is more specific to the Fund’s investment mandate and the supplemental peer group is larger and more robust, as the general peer group focused on a limited number of funds within the variable annuity universe.  The Board noted that the Fund’s advisory fee is lower than the supplemental peer group average.  The Board noted that the total expense ratio (including Master Fund expenses) was lower than the supplemental peer group average.  The Board considered that the Fund has no sub-advisory fee.  The Board concluded that the advisory fee is in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth Allocation Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group uses an investment classification process that is more specific to the Fund’s investment mandate and the supplemental peer group is larger and more robust, as the general peer group focused on a limited number of funds within the variable annuity universe. The Board noted that the Fund’s advisory fee is lower than the supplemental peer group average.  The Board noted that the total expense ratio (including Master Fund expenses) was lower than the supplemental peer group average.  The Board considered that the Fund has no sub-advisory fee.  The Board concluded that the advisory fee is in the best interests of the Fund and its shareholders in light of the services provided.

JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund.  The Board noted that each Fund’s advisory fee and total expense ratio are lower than the peer group average.  The Board considered that each Fund has no sub-advisory fee.  The Board concluded that the advisory fee is in the best interests of the Fund and its shareholders in light of the services provided.

JNL/AQR Managed Futures Strategy Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group uses an investment classification process that is more specific to the Fund’s investment mandate and the supplemental peer group is larger and more robust, as the general peer group focused on a limited number of funds within the variable annuity universe. The Board noted that the Fund’s advisory fee and total expense ratio are lower than the respective supplemental peer group averages (though the sub-advisory fee is higher than the supplemental peer group average). The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light the supplemental peer group expenses and services provided.

JNL/BlackRock Commodity Securities Strategy Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/BlackRock Global Allocation Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group comprised World Allocation funds with greater investment mandate similarities to the Fund, as compared to the general peer group, which included portfolios with dissimilar investment strategies. The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the supplemental peer group average, though the Fund’s total expense ratio is 1 basis point higher than the supplemental peer group average.  The Board concluded that the Fund’s advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and the services provided.

JNL/BlackRock Large Cap Select Growth Fund.  The Board took into account that the Fund’s advisory fee, sub-advisory fee and total expense ratio are lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Brookfield Global Infrastructure and MLP Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group uses an investment classification process that is more specific to the Fund’s investment mandate and the supplemental peer group is larger and more robust, as the general peer group focused on a limited number of funds within the variable annuity universe..  The Board took into account that the Fund’s advisory fee is higher than the supplemental peer group average and the Fund’s sub-advisory fee is lower than the supplemental peer group average.  The Board noted that the total expense ratio is lower than the supplemental peer group average.  The Board concluded that the advisory fee is in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Capital Guardian Global Balanced Fund and JNL/Capital Guardian Global Diversified Research Fund.  The Board considered that each Fund’s advisory fee is lower than the peer group average and sub-advisory fee is higher than the peer group average.  The Board noted that each Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA U.S. Core Equity Fund.  The Board considered that the Fund’s advisory fee and sub-advisory fee are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Eagle SmallCap Equity Fund.  The Board took into account that the Fund’s advisory fee and sub-advisory fee are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Eastspring Investments Asia Ex-Japan Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group uses an investment classification process that is more specific to the Fund’s investment mandate and the supplemental peer group is larger and more robust, as the general peer group focused on a limited number of funds within the variable annuity universe.  The Board took into account that the Fund’s advisory fee is higher than the supplemental peer group average and the sub-advisory fee is equal to the supplemental peer group average.  The Board noted that the Fund’s total expense ratio is lower than supplemental peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the Fund’s performance compared to its peer group and the services provided.

JNL/Eastspring Investments China-India Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the funds in the supplemental peer group have more aggregate exposure to China and India and are, therefore, more similar to the Fund.  The Board took into account that the Fund’s advisory fee is lower than the supplemental peer group average and the sub-advisory fee is equal to the supplemental peer group average.  The Board also noted that the Fund’s total expense ratio is lower than the supplemental peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Founding Strategy Fund.  The Board considered that the Fund has no advisory or sub-advisory fees.  The Board noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Growth Fund.  The Board took into account that the Fund’s advisory fee and sub-advisory fee are lower than the respective peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Multisector Bond Fund.  The Board took into account that the Fund’s sub-advisory fee is lower than the peer group average, though its advisory fee as well as its total expense ratio are higher than the respective peer group averages.  The Board noted, however, that the Fund outperformed its peer group and benchmark for the one-year period.  The Board also noted the new breakpoint to be implemented by JNAM, which will serve to reduce the advisory fee rate.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and the services provided.

JNL/Franklin Templeton Income Fund.  The Board took into account that the Fund’s advisory fee is lower than the peer group average and sub-advisory fee is higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton International Small Cap Growth Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group uses an investment classification process that is more specific to the Fund’s investment mandate and the supplemental peer group is larger and more robust, as the general peer group focused on a limited number of funds within the variable annuity universe.  The Board took into account that the Fund’s advisory fee is higher than the supplemental peer group average and the sub-advisory fee is lower than the supplemental peer group average.  The Board noted that the Fund’s total expense ratio is lower than the supplemental peer group average. The Board noted that the Fund outperformed its peer group and benchmark for all periods. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Mutual Shares Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the funds in the general peer group lack international stock exposure (which this Fund has).  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the supplemental peer group average.  The Board noted that the Fund’s total expense ratio is lower than the supplemental peer group average.  In considering the Fund’s fees the Board also considered that the Fund outperformed its custom peer group for all periods. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance against its peer group.

JNL/Franklin Templeton Small Cap Value Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is two basis points higher than the peer group average. The Board noted that the Fund outperformed its benchmark for all periods and its peer group for the three- and five-year periods. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance against its peer group.

JNL/Goldman Sachs Core Plus Bond Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board considered that the Fund outperformed its benchmark and peer group for all periods. The Board also noted the new breakpoint to be implemented by JNAM, which will serve to reduce the advisory fee rate.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance against its peer group.

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group contains only peer funds that focus on emerging markets, where the cost of investing is often higher than in developed markets. The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective supplemental peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the supplemental peer group average.  The Board further considered that the Fund outperformed its benchmark for all periods.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Mid Cap Value Fund.  The Board took into account that the Fund’s advisory fee is lower than the peer group average and the Fund’s sub-advisory fee is higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs U.S. Equity Flex Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group uses an investment classification process that is more specific to the Fund’s investment mandate and the supplemental peer group is larger and more robust, as the general peer group focused on a limited number of funds within the variable annuity universe.  The Board considered that the Fund’s advisory fee is higher than the supplemental peer group average.  The Board further considered that the Fund’s sub-advisory fee is lower than the supplemental peer group average.  The Board noted that the Fund’s total expense ratio is lower than the supplemental peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Global Real Estate Fund.  The Board took into account that the Fund’s advisory fee is lower than the peer group average and the sub-advisory fee is equal to the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco International Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Large Cap Growth Fund.  The Board considered that while the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages, its total expense ratio is equal to the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Mid Cap Value Fund and JNL/Invesco Small Cap Growth Fund.  The Board took into account that the Fund’s advisory fee and total expenses are lower than the respective peer group averages (though the sub-advisory fee is higher).  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Ivy Asset Strategy Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more meaningful comparison of Fund expenses in light of the fact that the supplemental peer group comprised World Allocation funds with greater investment mandate similarities to the Fund, as compared to the general peer group, which included portfolios with dissimilar investment strategies. The Board considered that the Fund’s advisory fee and total expenses are higher than the respective supplemental peer group averages and its sub-advisory fee is equal to the supplemental peer group average.  The Board took under consideration, however, that the Fund outperformed its peer group for all periods.  The Board also noted the new breakpoint to be implemented by JNAM, which will serve to reduce the advisory fee rate.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance against its peer group.

JNL/JPMorgan International Value Fund, JNL/JPMorgan Midcap Growth Fund, and JNL/JPMorgan U.S. Government & Quality Bond Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard Emerging Markets Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital S&P 500 Index Fund.  The Board considered that, while the Fund’s total expenses are only 8 basis points higher than the peer group average and its advisory fee is only 4 basis points higher than the average.  The Fund’s sub-advisory fee is lower than the peer group average.  The Board also took under consideration that the Fund, gross of fees, performed within 4 basis points of its benchmark for all periods.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, and JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Bond Index Fund.  The Board considered that the Fund’s advisory fee is higher than the peer group average and the sub-advisory fee is lower than the peer group average.  The Board noted that the Fund’s total expense ratio is equal to the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital 10 x 10 Fund and JNL/Mellon Capital Index 5 Fund.  The Board took into account that the Fund has no advisory or sub-advisory fees.  The Board noted that the Fund’s total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and each of the underlying funds is subject to individual oversight by the Board.  The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital European 30 Fund and JNL/Mellon Capital Pacific Rim 30 Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Global Alpha Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more appropriate comparison of Fund expenses, in light of the fact that the supplemental peer group comprised World Allocation funds with greater investment mandate similarities to the Fund, as compared to the general peer group, which included portfolios with dissimilar investment strategies. The Board considered that the Fund’s advisory fee is higher than the supplemental peer group average and the sub-advisory fee and total expense ratio are lower than the respective supplemental peer group averages. The Board also took into account the voluntary waiver to be implemented by the Adviser, which will serve to reduce the advisory fee rate.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and services provided.

JNL/Mellon Capital Emerging Markets Index Fund.  The Board considered that the Fund’s advisory fee is one basis point higher than the peer group average and the sub-advisory fee is lower than the peer group average.  The Board noted that the Fund’s total expense ratio is one basis point higher than the peer group average.  The Board also noted the new breakpoint to be implemented by JNAM, which will serve to reduce the advisory fee rate.    The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Capital Utilities Sector Fund.  The Board considered that the Fund’s advisory fee is equal to the peer group average and the sub-advisory fee is lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Morgan Stanley Mid Cap Growth Fund.  The Board considered that the Fund’s advisory fee is higher than the peer group average and sub-advisory fee is lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Neuberger Berman Strategic Income Fund.  The Board considered that the Fund’s advisory fee is higher than the peer group average and sub-advisory fee is lower than the peer group average.  The Board noted that the Fund’s total expense ratio is three basis points higher than the peer group average.  The Board also noted the new breakpoint to be implemented by JNAM, which will serve to reduce the advisory fee rate.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Oppenheimer Global Growth Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Real Return Fund.  The Board took into account that the Fund’s advisory fee and sub-advisory fee are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is higher than the peer group average.  The Board noted that the sub-advisory fee paid to PIMCO is consistent with other funds managed by PIMCO.  In considering the Fund’s fees, the Board also considered the Fund’s performance. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/PIMCO Total Return Bond Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is three basis points higher than the peer group average. In considering the Fund’s fees, the Board also considered the Fund’s performance. The Board also noted the new breakpoint to be implemented by JNAM, which will serve to reduce the advisory fee rate.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Floating Rate Income Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more appropriate comparison of Fund expenses in light of the fact that the supplemental peer group uses an investment classification process that is more specific to the Fund’s investment mandate and the supplemental peer group is larger and more robust, as the general peer group focused on a limited number of funds within the variable annuity universe. The Board considered that the Fund’s advisory fee is higher than the supplemental peer group average.  The Board also took into account that the Fund’s sub-advisory fee and total expense ratio are lower than the respective supplemental peer group averages. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and services provided.

JNL/PPM America High Yield Bond Fund and JNL/PPM America Value Equity Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Mid Cap Value Fund.  The Board took into account that the Fund’s advisory fee is higher than the peer group average and the Fund’s sub-advisory fee is lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board also noted the new breakpoint to be implemented by JNAM, which will serve to reduce the advisory fee rate.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Small Cap Value Fund.  The Board took into account that the Fund’s advisory fee is equal to the peer group average and the Fund’s sub-advisory fee is lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board also noted the new breakpoint to be implemented by JNAM, which will serve to reduce the advisory fee rate.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Red Rocks Listed Private Equity Fund.  The Board noted JNAM’s assertion that a supplemental expense peer group of funds provided a more appropriate comparison of Fund expenses in light of the fact that the general peer group has only two other funds.  The Board took into account that the Fund’s advisory fee and sub-advisory fee are higher than the respective supplemental peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the supplemental peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Balanced Fund, JNL/WMC Money Market Fund, and JNL/WMC Value Fund.  The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Competitive Advantage Fund and JNL/S&P Intrinsic Value Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are higher than the respective peer group averages.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Dividend Income & Growth Fund and JNL/S&P Total Yield Fund.  The Board considered that the Fund’s advisory fee is lower than the peer group average and the sub-advisory fee is higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P 4 Fund.  The Board considered that the Fund has no advisory or sub-advisory fees.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the total expenses are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund.  The Board took into account that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages.  The Board noted that the total expense ratio (excluding underlying Fund expenses) is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Disciplined Growth Fund.  The Board took into account that the Fund’s advisory fee is equal to the peer group average.  The Board noted that the Fund’s total expense ratio (excluding underlying Fund expenses) is lower than the peer group average and that each of the underlying funds is subject to individual oversight by the Board.  The Board considered that the Fund has no sub-advisory fee.  The Board concluded that the advisory fee is in the best interests of the Fund and its shareholders in light of the services provided.

JNL Disciplined Moderate Fund and JNL Disciplined Moderate Growth Fund.  The Board took into account that the Fund’s advisory fee and total expense ratio (excluding underlying Fund expenses) are lower than the peer group average and that each of the underlying funds is subject to individual oversight by the Board.  The Board considered that the Fund has no sub-advisory fee.  The Board concluded that the advisory fee is in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Established Growth Fund.  The Board considered that the Fund’s advisory fee is lower than the peer group average and the Fund’s sub-advisory fee is three basis points higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Mid-Cap Growth Fund.  The Board took into account that the Fund’s advisory fee is lower than the peer group average and the Fund’s sub-advisory fee is one basis point higher than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Short-Term Bond Fund.  The Board took into account that the Fund’s advisory fee is lower than the peer group average and the sub-advisory fee is equal to the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Value Fund.  The Board considered that the Fund’s advisory fee is equal to the peer group average and the sub-advisory fee is lower than the peer group average.  The Board noted that the Fund’s total expense ratio is lower than the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.  The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, Sub-Advisers would not be required to participate in the meetings and recommendations to hire or fire Sub-Advisers would not be influenced by a Sub-Adviser’s willingness to participate in the meetings.  In addition, certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences.  The Board reviewed the monetary values of these transactions.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).  The Board also considered that in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and/or the securities lending agent for the Funds of JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and JNL Strategic Income Fund LLC.  The Board considered that each service to be provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law.  As an affiliate of the Master Funds of the JNL/American Funds, Capital Guardian Trust Company serves as investment sub-adviser to the following funds of JNL Series Trust: JNL/Capital Guardian Global Balanced Fund and JNL/Capital Guardian Global Diversified Research Fund.

SUPPLEMENT DATED MAY 8, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective May 1, 2014, in the section entitled, “Summary Overview of Each Fund” for the JNL/Franklin Templeton Small Cap Value Fund under “Portfolio Managers,” please delete the table in its entirety and replace it with the following:

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
Steven B. Raineri	2012	Portfolio Manager
Donald G. Taylor	2005	Chief Investment Officer
Bruce C. Baughman, CPA	2005	Senior Vice President
William J. Lippman	2005	President

This supplement is dated May 8, 2014.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, VC5995 04/14, JMV5765 09/13, JMV2731 04/14, JMV8037 04/14, JMV8037BE 04/14, JMV9476L 09/13, VC5825GW 04/14, VC5885GW 04/14, VC5884GW 04/14, JMV7698NY 04/14, NV5869 04/14, JMV7697NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV8037NY 04/14, JMV8037BENY 04/14, JMV9476LNY 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, NV3784 04/14, NV5825GW 04/14, HR105 04/14 and VC4220 04/14.)

CMX13028 05/14

1

SUPPLEMENT DATED MAY 13, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity product(s).

Effective May 12, 2014, in the section entitled, “Summary Overview of Each Fund” for the JNL/MMRS Conservative Fund under “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

The Fund invests based on a neutral allocation of 60% of assets to Underlying Funds that invest primarily in fixed income securities and 40% of assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund’s allocation will vary based on the Sub-Adviser’s risk management calculations.  Under normal circumstances, the Fund may allocate approximately 50% to 100% of its assets in to Underlying Funds that invest primarily in fixed income securities and the risk control fund (defined below), and up to 50% of its assets in to Underlying Funds that invest primarily in equity securities.

Effective May 12, 2014, in the section entitled, “Summary Overview of Each Fund” for the JNL/MMRS Growth Fund under “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

The Fund invests based on a neutral allocation of 20% of assets to Underlying Funds that invest primarily in fixed income securities and 80% of assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund’s allocation will vary based on the Sub-Adviser’s risk management calculations.  Under normal circumstances, the Fund may allocate approximately 10% to 90% of its assets in to Underlying Funds that invest primarily in fixed income securities and the risk control fund (defined below), and 10% to 90% of its assets in to Underlying Funds that invest primarily in equity securities. However, depending upon market conditions determined by the Sub-Adviser, such as extreme equity market volatility, the Fund may invest up to 100% of its assets in Underlying Funds that invest primarily in fixed income securities.  The Fund may also invest up to 100% of its assets in Underlying Funds that invest primarily in equity securities when the Sub-Adviser determines there are opportunities or market conditions that warrant such an investment.

Effective May 12, 2014, in the section entitled, “Summary Overview of Each Fund” for the JNL/MMRS Moderate Fund under “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

The Fund invests based on a neutral allocation of 40% of assets to Underlying Funds that invest primarily in fixed income securities and 60% of assets to Underlying Funds that invest primarily in equity securities.  As market conditions change, the Fund’s allocation will vary based on the Sub-Adviser’s risk management calculations.  Under normal circumstances, the Fund may allocate approximately 25% to 100% of its assets in to Underlying Funds that invest primarily in fixed income securities and the risk control fund (defined below), and up to 75% of its assets in to Underlying Funds that invest primarily in equity securities.

This supplement is dated May 13, 2014.

(To be used with JMV8037 04/14, JMV8037BE 04/14, JMV8037NY 04/14, and JMV8037NYBE 04/14.)

CMV13085 05/14

1

SUPPLEMENT DATED JUNE 23, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® SERIES TRUST

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective June 15, 2014, for the JNL/Ivy Asset Strategy Fund, please remove all references to Ryan F. Caldwell.

This Supplement is dated June 23, 2014.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, VC5995 04/14, JMV5765 09/13, JMV2731 04/14, JMV8037 04/14, JMV8037BE 04/14, JMV9476L 09/13, VC5825GW 04/14, VC5885GW 04/14, VC5884GW 04/14, JMV7698NY 04/14, NV5869 04/14, JMV7697NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV8037NY 04/14, JMV8037BENY 04/14, JMV9476LNY 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, NV3784 04/14, NV5825GW 04/14, HR105 04/14 and VC2440 04/14.)

CMX13254 06/14

1

SUPPLEMENT DATED JULY 21, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® SERIES TRUST

Please note that all changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective immediately.

In the section entitled “Summary Overview of Each Fund,” under “Management” for the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund under “Portfolio Managers,” please change William Harding’s title to “Senior Vice President and Portfolio Manager.”

In the section entitled “Additional Information About the Funds” for the JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund under “The Adviser and Portfolio Management,” please delete the paragraph regarding Mr. Harding and replace with:

Mr. Harding is Senior Vice President, Head of Investment Management for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

This Supplement is dated July 21, 2014.

(To be used with NV6016GW and VC6016GW.)

1

SUPPLEMENT DATED JULY 21, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® SERIES TRUST

Please note that all changes apply to your variable annuity and/or variable life product(s).

Please note that all changes are effective immediately.

In the section entitled “Summary Overview of Each Fund” for the JNL/BlackRock Commodity Securities Strategy Fund, under “Performance,” please:

•                  Add the following paragraph after the second paragraph:

Effective July 1, 2014, the Dow Jones-UBS Commodity Index family, owned by UBS has been rebranded as the “Bloomberg Commodity Index Family.” Bloomberg LP replaced Dow Jones as the index administrator, and Bloomberg is now responsible for the methodology, calculation, distribution, and licensing.  The rebranding does not in any way affect the investment objectives or principal investment strategies of the Fund, which remain unchanged, or the manner in which the Fund is managed.

•                  Delete “Dow Jones-UBS Commodity Index” from the Average Annual Total Returns table and replace with “Bloomberg Commodity TR USD Index.”

In the section entitled “Summary Overview of Each Fund,” under “Management” for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL Investment Committee — Global Strategic Moderate with Alts Fund, JNL Investment Committee — Global Strategic Moderately Aggressive with Alts Fund, JNL Investment Committee — Strategic Moderate Fund and JNL Investment Committee Strategic Moderately Aggressive Fund under “Portfolio Managers,” please change William Harding’s title to “Senior Vice President and Portfolio Manager.”

This Supplement is dated July 21, 2014.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, VC5995 04/14, JMV5765 04/14, JMV2731 04/14, JMV8037 04/14, JMV8037BE 04/14, JMV9476L 04/14, VC5825GW 04/14, VC5885GW 04/14, VC5884GW 04/14, JMV7698NY 04/14, NV5869 04/14, JMV7697NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV8037NY 04/14, JMV8037BENY 04/14, JMV9476LNY 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, NV3784 04/14, NV5825GW 04/14, HR105 04/14 and VC2440 04/14.)

CMV13434 07/14

1

SUPPLEMENT DATED AUGUST 22, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective immediately.

In the section entitled “Summary Overview of Each Fund,” under “Management” for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL Investment Committee — Global Strategic Moderate with Alts Fund, JNL Investment Committee — Global Strategic Moderately Aggressive with Alts Fund, JNL Investment Committee — Strategic Moderate Fund and JNL Investment Committee — Strategic Moderately Aggressive Fund under “Portfolio Managers,” please change William Harding’s title to “Senior Vice President, Chief Investment Officer and Portfolio Manager.”

This Supplement is dated August 22, 2014.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, VC5995 04/14, JMV5765 04/14, JMV2731 04/14, JMV8037 04/14, JMV8037BE 04/14, JMV9476L 04/14, JMV7698NY 04/14, NV5869 04/14, JMV7697NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV8037NY 04/14, JMV8037BENY 04/14, JMV9476LNY 04/14, VC6016GW 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV6016GW 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, and NV3784 04/14.)

CMV13570 (08/14)

1

JNL Series Trust	PRSRT STD
JNL Variable Fund LLC	U.S. POSTAGE
PAID
JACKSON NATIONAL
One Corporate Way	ASSET MANAGEMENT
Lansing, MI 48951	L.L.C.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)                                 Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL/BlackRock Commodity Securities Strategy Fund, the JNL/BlackRock Global Allocation Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/DFA U.S. Core Equity Fund, the JNL/Eagle SmallCap Equity Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton International Small Cap Growth Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Small Cap Value Fund, the JNL/Goldman Sachs Core Plus Bond Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Goldman Sachs Mid Cap Value Fund, the JNL/Goldman Sachs U.S. Equity Flex Fund, the JNL/Invesco Global Real Estate Fund, the JNL/Invesco Small Cap Growth Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Mellon Capital Bond Index Fund, the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Neuberger Berman Strategic Income Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PIMCO Real Return Fund, the JNL/PIMCO Total Return Bond Fund, the JNL/PPM America Floating Rate Income Fund, the JNL/PPM America High Yield Bond Fund, the JNL/T.Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T.Rowe Price Short-Term Bond Fund, the JNL/T.Rowe Price Value Fund, and the JNL/WMC Balanced Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2014, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2014

JNL/BlackRock Commodity Securities Strategy Fund (b)

	Shares/Par †	Value
COMMON STOCKS - 77.0%

ENERGY - 71.1%
Anadarko Petroleum Corp.	328	$35,927
Antero Resources Corp. (c)	52	3,413
Apache Corp.	274	27,602
Baker Hughes Inc.	261	19,422
Cabot Oil & Gas Corp. - Class A	906	30,915
Cameron International Corp. (c)	387	26,192
Canadian Natural Resources Ltd.	571	26,256
Carrizo Oil & Gas Inc. (c)	151	10,461
Cenovus Energy Inc.	316	10,234
Chevron Corp.	334	43,605
Cimarex Energy Co.	113	16,244
CNOOC Ltd. - ADR (e)	31	5,506
ConocoPhillips	144	12,346
CONSOL Energy Inc.	151	6,946
Crew Energy Inc. (c)	586	6,064
Devon Energy Corp.	466	36,969
Dresser-Rand Group Inc. (c)	461	29,390
Dril-Quip Inc. (c)	179	19,577
EnCana Corp.	161	3,805
Ensco Plc - Class A (e)	212	11,771
EOG Resources Inc.	737	86,173
EQT Corp.	235	25,120
Exxon Mobil Corp.	534	53,797
FMC Technologies Inc. (c)	543	33,148
Frank’s International NV	199	4,898
Halliburton Co.	555	39,442
Helmerich & Payne Inc.	235	27,229
Hess Corp.	262	25,891
Husky Energy Inc. (e)	167	5,409
Kosmos Energy Ltd. (c)	418	4,691
Legacy Oil + Gas Inc. (c)	222	1,965
LinnCo LLC	157	4,923
Marathon Oil Corp.	400	15,954
Marathon Petroleum Corp.	182	14,205
MEG Energy Corp. (c)	102	3,734
Murphy Oil Corp.	165	10,978
Murphy USA Inc. (c)	87	4,233
National Oilwell Varco Inc.	361	29,755
Newfield Exploration Co. (c)	160	7,066
Noble Corp plc	249	8,341
Noble Energy Inc.	397	30,789
Occidental Petroleum Corp.	364	37,357
Paramount Resources Ltd. - Class A (c)	51	2,831
Peabody Energy Corp. (e)	318	5,199
Phillips 66	139	11,141
Pioneer Natural Resources Co.	142	32,592
Range Resources Corp.	346	30,058
Rowan Cos. Plc - Class A	177	5,657
Saipem SpA (c)	193	5,203
Schlumberger Ltd.	364	42,911
Southwestern Energy Co. (c)	194	8,844
Suncor Energy Inc.	904	38,530
Surge Energy Inc.	589	4,315
Talisman Energy Inc.	553	5,846
Technip SA - ADR	475	13,010
Total SA - ADR	231	16,670
Trican Well Service Ltd. (e)	179	2,887
Uranium Energy Corp. (c) (p) (q)	366	571
VAALCO Energy Inc. (c) (e)	469	3,389
Valero Energy Corp.	225	11,257
Weatherford International Plc (c)	190	4,372
Whiting Petroleum Corp. (c)	238	19,123
Williams Cos. Inc.	98	5,717
		1,127,866
INDUSTRIALS - 0.2%
NOW Inc. (c)	90	3,271

MATERIALS - 5.7%
BHP Billiton Ltd.	235	8,029
E.I. du Pont de Nemours & Co.	113	7,412
Eldorado Gold Corp.	1,033	7,899
First Quantum Minerals Ltd.	619	13,233
Franco-Nevada Corp.	169	9,696
Goldcorp Inc.	466	13,009
HudBay Minerals Inc.	335	3,096
Newcrest Mining Ltd. (c)	383	3,842
Newmont Mining Corp.	79	2,000
Praxair Inc.	46	6,125
Southern Copper Corp.	355	10,769
Vale SA - ADR (e)	367	4,857
		89,967
Total Common Stocks (cost $900,560)		1,221,104

COMMODITY INDEXED STRUCTURED NOTES - 7.7%
Bank of America Corp., Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.24%, 07/27/15 (i)	$16,000	15,369
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.23%, 01/06/15 (i)	10,500	13,151
JPMorgan Chase, Dow Jones-UBS Commodity Index Forward Total Return commodity linked note, 0.23%, 08/04/14 (i)	4,000	4,965
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.23%, 07/14/14 (i)	11,500	12,112
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.23%, 09/03/14 (i)	6,000	7,120
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.23%, 09/15/14 (i)	10,500	13,238
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.23%, 07/25/17 (i)	11,500	12,664
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 05/14/18 (i)	6,000	7,461
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.23%, 05/16/18 (i)	30,000	36,040
Total Commodity Indexed Structured Notes (cost $105,697)		122,120

SHORT TERM INVESTMENTS - 16.4%

Investment Companies - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	30,041	30,041
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	17,384	17,384
Treasury Securities - 13.4%
U.S. Treasury Bill
0.07%, 07/17/14	$52,600	52,600
0.08%, 09/11/14	69,000	68,997
0.03%, 11/20/14	69,400	69,386

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
0.04%, 12/18/14	21,000	20,995
		211,978
Total Short Term Investments (cost $259,401)		259,403
Total Investments - 101.1% (cost $1,265,658)		1,602,627
Other Assets and Liabilities, Net - (1.1%)		(17,096)
Total Net Assets - 100.0%		$1,585,531

Portfolio Composition:	Percentage of Total Investments
Energy	70.4%
Commodity Indexed Structured Notes	7.6
Materials	5.6
Industrials	0.2
Short Term Investments	16.2
Total Investments	100.0%

JNL/BlackRock Global Allocation Fund (b)

	Shares/Par †	Value
COMMON STOCKS - 61.6%

CONSUMER DISCRETIONARY - 6.5%
Aisin Seiki Co. Ltd.	78	$3,105
Alpine Electronics Inc.	13	178
Autobacs Seven Co. Ltd.	10	170
Barratt Developments Plc	283	1,810
Bayerische Motoren Werke AG	31	3,878
Benesse Corp.	16	703
BorgWarner Inc. (o)	51	3,353
Bridgestone Corp.	206	7,218
Canon Marketing Japan Inc.	9	173
Charter Communications Inc. - Class A (c)	37	5,799
Cheng Shin Rubber Industry Co. Ltd.	582	1,489
Coach Inc.	218	7,463
Comcast Corp. - Class A	349	18,717
Daihatsu Motor Co. Ltd.	30	530
Delphi Automotive Plc	28	1,918
Delta Topco Ltd. (c) (f) (p) (q)	2,155	1,353
Dena Co. Ltd. (e)	133	1,794
Denso Corp.	172	8,221
DISH Network Corp. - Class A (c)	42	2,735
Dongfeng Motor Group Co. Ltd. - Class H	463	829
Ford Motor Co.	534	9,198
Fuji Heavy Industries Ltd.	669	18,559
Futaba Industrial Co. Ltd.	83	381
General Motors Co.	41	1,478
Goodyear Tire & Rubber Co.	88	2,432
Guinness Peat Group Plc (c)	214	127
Hilton Worldwide Holdings Inc. (c)	58	1,349
Honda Motor Co. Ltd.	195	6,815
Hyundai Motor Co.	17	3,798
Hyundai Wia Corp.	8	1,613
Isuzu Motors Ltd.	340	2,252
Johnson Controls Inc.	91	4,530
Koito Manufacturing Co. Ltd.	21	546
Lear Corp.	9	796
Liberty Media Corp. - Class A (c)	98	13,429
Lululemon Athletica Inc. (c) (e)	54	2,182
LVMH Moet Hennessy Louis Vuitton SA	23	4,374
Macy’s Inc.	9	521
Manchester United Plc - Class A (c) (e)	93	1,626
Maruti Suzuki India Ltd.	32	1,289
Mattel Inc.	77	3,012
McDonald’s Corp.	81	8,161
MRV Engenharia e Participacoes SA	406	1,359
Namco Bandai Holdings Inc.	24	558
Nikon Corp.	33	521
Nitori Co. Ltd.	46	2,528
NOS SGPS	244	1,606
Rinnai Corp.	33	3,176
RTL Group SA	16	1,790
Ryohin Keikaku Co. Ltd.	24	2,714
Sanrio Co. Ltd. (e)	19	540
Sega Sammy Holdings Inc.	96	1,896
Shimamura Co. Ltd.	3	325
Sony Corp.	143	2,393
Stanley Electric Co. Ltd.	13	344
Suzuki Motor Corp.	387	12,141
Time Warner Cable Inc.	4	629
Toyota Industries Corp.	166	8,598
Toyota Motor Corp.	98	5,862
TRW Automotive Holdings Corp. (c)	19	1,722
TV Asahi Holdings Corp.	10	174
Viacom Inc. - Class B	6	547
Volkswagen AG	1	309
Wyndham Worldwide Corp.	8	607
Yamada Denki Co. Ltd. (e)	1,267	4,516
Yamaha Corp.	33	515
Yamaha Motor Co. Ltd.	44	765
Yulon Motor Co. Ltd.	718	1,169
Zhongsheng Group Holdings Ltd. (e)	964	1,256
		218,464
CONSUMER STAPLES - 3.9%
Ajinomoto Co. Inc.	104	1,630
Anheuser-Busch InBev NV	12	1,332
Archer-Daniels-Midland Co.	14	600
Chaoda Modern Agriculture Holdings Ltd. (c) (f) (p) (q)	604	57
Church & Dwight Co. Inc.	24	1,650
Coca-Cola Co.	387	16,378
Colgate-Palmolive Co.	64	4,397
Constellation Brands Inc. - Class A (c)	8	690
Cosan Ltd. - Class A	251	3,403
CVS Caremark Corp.	32	2,397
Danone SA	26	1,935
Diageo Plc	28	900
Diageo Plc - ADR	36	4,611
Energizer Holdings Inc.	5	551
Fomento Economico Mexicano SAB de CV - ADR	15	1,391
Hypermarcas SA (c)	349	3,019
Kimberly-Clark Corp.	5	520
Kirin Holdings Co. Ltd.	138	1,988
Kroger Co.	14	677
L’Oreal SA	11	1,810
LG Household & Health Care Ltd.	3	1,480
Nestle SA	241	18,648
Orion Corp.	2	1,482
Procter & Gamble Co.	353	27,741
Remy Cointreau SA	22	2,007
SABMiller Plc	60	3,464
SLC Agricola SA	120	1,037
Suntory Beverage & Food Ltd.	61	2,391
Tesco Plc	351	1,708
The Fresh Market Inc. (c) (e)	90	3,023
Unicharm Corp.	35	2,087
Unilever NV - CVA	300	13,150
Unilever Plc	74	3,374
		131,528
ENERGY - 6.0%
Anadarko Petroleum Corp.	122	13,313
Athabasca Oil Corp. (c) (e)	489	3,509

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
BG Group Plc	233	4,911
Cameco Corp. (e)	258	5,065
Canadian Natural Resources Ltd. (e)	126	5,777
Chevron Corp.	136	17,702
Cimarex Energy Co.	57	8,125
CNOOC Ltd.	5,260	9,456
Cobalt International Energy Inc. (c)	187	3,433
Diamondback Energy Inc. (c)	79	7,007
Dresser-Rand Group Inc. (c)	89	5,686
Eclipse Resources Corp. (c)	155	3,883
EP Energy Corp. - Class A (c) (e)	154	3,550
EQT Corp.	43	4,557
Helmerich & Payne Inc.	7	853
INPEX Corp.	584	8,878
KazMunaiGas Exploration Production JSC - GDR	171	2,719
Kunlun Energy Co. Ltd.	1,566	2,582
Lundin Petroleum AB (c)	334	6,745
Marathon Oil Corp.	266	10,612
Marathon Petroleum Corp.	6	490
Murphy Oil Corp.	7	454
Ophir Energy Plc (c)	1,064	4,013
Parsley Energy Inc. - Class A (c)	174	4,198
Petroleo Brasileiro SA - Petrobras - ADR	282	4,126
Phillips 66	165	13,300
Royal Dutch Shell Plc - ADR	142	11,723
Schlumberger Ltd.	90	10,649
StatoilHydro ASA	146	4,486
Suncor Energy Inc.	12	522
Technip SA	68	7,376
Total SA	47	3,407
Total SA - ADR (e)	84	6,068
Valero Energy Corp.	15	757
		199,932
FINANCIALS - 10.3%
ACE Ltd.	36	3,764
AIA Group Ltd.	336	1,689
Allianz SE	32	5,295
Allstate Corp.	41	2,392
American Capital Agency Corp.	43	996
American Express Co.	98	9,289
American International Group Inc.	118	6,451
American Tower Corp.	44	3,957
Ameriprise Financial Inc.	5	637
AXA SA	194	4,635
Axis Capital Holdings Ltd.	11	471
Banco Bilbao Vizcaya Argentaria SA	357	4,550
Banco Santander Chile - ADR	84	2,225
Bank of America Corp.	835	12,829
Bank of Nova Scotia	44	2,904
Bank of Yokohama Ltd.	94	541
BB&T Corp.	106	4,190
Berkshire Hathaway Inc. - Class B (c)	53	6,666
BNP Paribas	218	14,799
BR Malls Participacoes SA	398	3,384
Capital One Financial Corp.	72	5,955
CapitaLand Ltd.	2,842	7,297
China Bank Ltd.	80	565
Chubb Corp.	5	441
Chuo Mitsui Trust Holdings Inc.	402	1,837
Citigroup Inc.	223	10,519
CNA Financial Corp.	14	556
Cyrela Brazil Realty SA	237	1,489
Daikyo Inc.	160	376
Daito Trust Construction Co. Ltd.	24	2,810
Deutsche Bank AG	103	3,603
Deutsche Boerse AG	41	3,196
Discover Financial Services	108	6,686
Equity Residential	106	6,666
Federal National Mortgage Association (c)	250	978
Fibra Uno Administracion SA de CV	1,642	5,756
Fifth Third Bancorp	79	1,677
Global Logistic Properties Ltd.	779	1,688
Goldman Sachs Group Inc.	39	6,471
ING Groep NV - CVA (c)	361	5,066
Intesa Sanpaolo SpA	1,606	4,954
JPMorgan Chase & Co.	306	17,644
Legal & General Group Plc	444	1,712
Lincoln National Corp.	18	920
Link REIT	655	3,525
Lloyds Banking Group Plc (c)	4,428	5,629
Marsh & McLennan Cos. Inc.	71	3,677
MetLife Inc.	66	3,692
Mitsubishi UFJ Financial Group Inc.	573	3,518
MS&AD Insurance Group Holdings	206	4,972
National Australia Bank Ltd.	105	3,253
NKSJ Holdings Inc.	135	3,627
Ocwen Financial Corp. (c)	73	2,716
Prudential Financial Inc.	27	2,410
Regions Financial Corp.	471	5,001
Reinsurance Group of America Inc.	7	577
RHJ International (c)	26	126
RHJ International - ADR (c)	5	26
Santander Consumer USA Holdings Inc.	52	1,012
Shizuoka Bank Ltd.	54	584
Societe Generale	86	4,532
Sony Financial Holdings Inc.	184	3,143
St. Joe Co. (c) (e)	301	7,666
Sumitomo Mitsui Financial Group Inc.	200	8,400
Sun Hung Kai Properties Ltd.	658	9,029
Svenska Handelsbanken AB - Class A	100	4,884
TF Administradora Industrial S de RL de CV	928	2,073
Tokio Marine Holdings Inc.	514	16,911
Torchmark Corp.	7	597
Travelers Cos. Inc.	31	2,937
U.S. Bancorp	122	5,290
UBS AG	461	8,447
UniCredit SpA	258	2,160
Wells Fargo & Co.	467	24,541
Wharf Holdings Ltd.	807	5,811
XL Group Plc	136	4,454
		345,746
HEALTH CARE - 8.8%
AbbVie Inc.	250	14,115
Aetna Inc.	67	5,450
Agilent Technologies Inc.	106	6,098
Al Noor Hospitals Group Plc	151	2,636
Alexion Pharmaceuticals Inc. (c)	24	3,740
Allergan Inc.	35	5,921
AmerisourceBergen Corp.	8	581
Amgen Inc.	6	704
Astellas Pharma Inc.	155	2,034
AstraZeneca Plc	80	5,939
AstraZeneca Plc - ADR	23	1,702
Bangkok Dusit Medical Services PCL	7,211	3,710
Becton Dickinson & Co.	5	538
Biogen Idec Inc. (c)	26	8,283
Bristol-Myers Squibb Co.	121	5,887
Bumrungrad Hospital PCL	379	1,365
Cardinal Health Inc.	55	3,790
Castlight Health Inc. - Class B (c) (e)	36	540
Catamaran Corp. (c)	64	2,844
Celgene Corp. (c)	58	5,005
Cubist Pharmaceuticals Inc. (c)	33	2,291

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Envision Healthcare Holdings Inc. (c)	93	3,329
Express Scripts Holding Co. (c)	101	7,018
Fresenius SE	32	4,718
Getinge AB - Class B	70	1,829
Gilead Sciences Inc. (c)	58	4,848
HCA Holdings Inc. (c)	140	7,883
HealthSouth Corp.	62	2,220
Humana Inc.	56	7,191
IHH Healthcare Bhd	3,165	4,320
Kyowa Hakko Kirin Co. Ltd. (e)	45	610
Life Healthcare Group Holdings Ltd.	456	1,778
McKesson Corp.	64	11,963
Medtronic Inc.	74	4,707
Mesoblast Ltd. (c) (e)	268	1,130
Mettler-Toledo International Inc. (c)	9	2,308
Mindray Medical International Ltd. - ADR (e)	78	2,472
Mylan Inc. (c)	28	1,432
NMC Health Plc	261	2,231
Novartis AG	118	10,710
Novartis AG - ADR	3	228
Otsuka Holdings Co. Ltd.	106	3,275
PerkinElmer Inc.	60	2,818
Perrigo Co. Plc	20	2,929
Pfizer Inc.	475	14,088
Raffles Medical Group Ltd.	441	1,440
Regeneron Pharmaceuticals Inc. (c)	3	939
Roche Holding AG	77	23,080
Sanofi SA	132	14,031
Sanofi SA - ADR	40	2,124
Sawai Pharmaceutical Co. Ltd.	9	513
Ship Healthcare Holdings Inc.	43	1,495
Shire Plc	101	7,957
Siloam International Hospitals Tbk PT (c)	1,240	1,512
Sino Biopharmaceutical	2,000	1,622
Sinopharm Group Co. Ltd. - Class H	870	2,407
Team Health Holdings Inc. (c)	35	1,743
Tenet Healthcare Corp. (c)	53	2,468
Thermo Fisher Scientific Inc.	66	7,761
UnitedHealth Group Inc.	130	10,637
Universal Health Services Inc. - Class B	56	5,380
Veeva Systems Inc. - Class A (c) (e)	235	5,980
Vertex Pharmaceuticals Inc. (c)	42	3,943
Waters Corp. (c)	33	3,439
WellCare Health Plans Inc. (c)	33	2,475
WellPoint Inc.	6	645
Zimmer Holdings Inc.	22	2,301
		293,100
INDUSTRIALS - 10.0%
3M Co.	45	6,474
Airbus Group NV	170	11,378
Andritz AG	2	131
Avery Dennison Corp.	36	1,835
Beijing Enterprises Holdings Ltd.	737	6,980
Boeing Co.	4	537
Canadian National Railway Co.	118	7,652
Cie de Saint-Gobain	120	6,754
CNH Industrial NV	596	6,117
Colfax Corp. (c) (e)	88	6,592
CSX Corp.	56	1,715
Cummins Inc.	18	2,779
Cummins India Ltd.	328	3,532
Daikin Industries Ltd.	58	3,642
Danaher Corp.	34	2,708
Dover Corp.	6	541
East Japan Railway Co.	114	8,943
Eaton Corp. Plc	93	7,166
Ei Towers SpA (c)	66	3,546
Fanuc Ltd.	13	2,176
Fastenal Co.	123	6,101
FedEx Corp.	31	4,677
General Dynamics Corp.	6	701
General Electric Co.	667	17,542
Haitian International Holdings Ltd.	712	1,663
IHI Corp.	382	1,781
Japan Airlines Co. Ltd.	117	6,452
JB Hunt Transport Services Inc.	42	3,104
JGC Corp.	206	6,266
Kamigumi Co. Ltd.	18	166
Keppel Corp. Ltd.	639	5,531
Kinden Corp.	18	175
Kubota Corp.	126	1,787
L-3 Communications Holdings Inc.	6	680
Mabuchi Motor Co. Ltd.	4	334
Maeda Road Construction Co. Ltd.	10	173
Mitsubishi Corp.	324	6,752
Mitsubishi Electric Corp.	397	4,904
Mitsubishi Heavy Industries Ltd.	336	2,099
Mitsui & Co. Ltd.	1,088	17,441
Nabtesco Corp.	24	529
Nippon Express Co. Ltd.	106	514
Northrop Grumman Systems Corp.	6	772
Novorossiysk Commercial Sea Port PJSC - GDR	76	379
Okumura Corp.	367	1,863
PACCAR Inc.	50	3,114
Parker Hannifin Corp.	5	591
Pitney Bowes Inc.	21	577
Precision Castparts Corp.	32	8,176
Qualicorp SA (c)	184	2,177
Raytheon Co.	8	741
Rockwell Automation Inc.	75	9,374
Royal Mail Plc	189	1,612
Safran SA	299	19,559
Samsung Heavy Industries Co. Ltd.	55	1,465
Schneider Electric SA	9	819
Schneider Electric SA	89	8,413
Seino Holdings Corp.	28	318
Siemens AG	161	21,288
SMC Corp.	4	1,179
Sohgo Security Services Co. Ltd.	13	314
Stanley Black & Decker Inc.	62	5,454
Sumitomo Corp.	315	4,244
Sumitomo Electric Industries Ltd.	174	2,442
Toda Corp.	468	1,818
Ubisoft Entertainment SA (c)	165	3,031
Union Pacific Corp.	131	13,038
United Continental Holdings Inc. (c)	313	12,861
United Parcel Service Inc. - Class B	155	15,948
United Technologies Corp.	121	13,970
		336,107
INFORMATION TECHNOLOGY - 7.0%
Accenture Plc - Class A	6	516
Activision Blizzard Inc.	78	1,732
Adobe Systems Inc. (c)	10	697
Alliance Data Systems Corp. (c)	4	1,076
Amdocs Ltd.	13	601
Apple Inc.	272	25,320
Atos Origin SA	109	9,095
Avnet Inc.	13	576
Check Point Software Technologies Ltd. (c)	9	582
Cielo SA	21	441
Cisco Systems Inc.	442	10,989
Computer Sciences Corp.	12	781
eBay Inc. (c)	251	12,553

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Electronic Arts Inc. (c)	195	7,005
Fidelity National Information Services Inc.	13	694
Google Inc. - Class A (c)	24	13,899
Google Inc. - Class C (c)	27	15,444
Gree Inc. (e)	123	1,079
GungHo Online Entertainment Inc. (e)	172	1,109
Harris Corp.	8	601
Hitachi High-Technologies Corp.	14	331
Hitachi Ltd.	993	7,276
Hoya Corp.	142	4,708
Intuit Inc.	7	593
Keyence Corp.	2	831
KLA-Tencor Corp.	7	488
Kyocera Corp.	62	2,944
MasterCard Inc. - Class A	243	17,879
Microsoft Corp.	14	582
Motorola Solutions Inc.	8	565
Murata Manufacturing Co. Ltd.	28	2,588
NEC Corp.	901	2,876
Nexon Co. Ltd.	71	678
Nintendo Co. Ltd.	31	3,699
Omron Corp.	18	776
Oracle Corp.	251	10,155
Rohm Co. Ltd.	77	4,433
Samsung Electronics Co. Ltd.	5	6,472
Seagate Technology	11	605
Sina Corp. (c)	122	6,064
TE Connectivity Ltd.	12	737
TIBCO Software Inc. (c)	175	3,528
Trend Micro Inc.	16	527
Twitter Inc. (c)	255	10,442
Twitter Inc. Private Placement (c) (f) (p) (q)	200	7,773
Visa Inc. - Class A	116	24,345
VMware Inc. - Class A (c)	34	3,278
Western Digital Corp.	10	960
Worldline SA (c)	206	4,682
		235,605
MATERIALS - 5.2%
Agrium Inc. (e)	34	3,132
Akzo Nobel NV	66	4,980
Antofagasta Plc	625	8,168
Arkema SA	54	5,224
Asahi Kasei Corp.	386	2,957
BHP Billiton Plc	283	9,208
CF Industries Holdings Inc.	2	547
Cheil Industries Inc. (f)	14	1,015
Constellium NV - Class A (c)	108	3,468
Crown Holdings Inc. (c)	71	3,516
Eastman Chemical Co.	7	642
Eldorado Gold Corp.	472	3,610
First Quantum Minerals Ltd.	516	11,030
FMC Corp.	77	5,451
Freeport-McMoRan Copper & Gold Inc.	532	19,412
Goldcorp Inc.	360	10,052
HeidelbergCement AG	22	1,864
Hitachi Chemical Co. Ltd.	134	2,225
International Paper Co.	13	658
Jiangxi Copper Co. Ltd. - Class H	38	60
JSR Corp.	215	3,689
Koninklijke Philips NV	61	4,416
Kuraray Co. Ltd.	221	2,807
Linde AG	21	4,441
Nitto Denko Corp.	91	4,258
Platinum Group Metals Ltd. (c) (e)	1,292	1,537
Polyus Gold International Ltd. (c)	153	489
PPG Industries Inc.	4	929
Rio Tinto Plc	289	15,605
Sealed Air Corp.	87	2,962
Shin-Etsu Chemical Co. Ltd.	127	7,704
Sigma-Aldrich Corp.	6	630
Silver Wheaton Corp.	116	3,044
Southern Copper Corp.	234	7,118
Syngenta AG	33	12,132
Teck Resources Ltd. - Class B (e)	112	2,560
Ube Industries Ltd.	852	1,481
		173,021
TELECOMMUNICATION SERVICES - 1.9%
America Movil SAB de CV - ADR - Class L (e)	74	1,535
Axiata Group Bhd	1,708	3,708
BT Group Plc	755	4,961
Crown Castle International Corp.	47	3,500
Deutsche Telekom AG	223	3,908
Far EasTone Telecommunications Co. Ltd.	598	1,363
KDDI Corp.	111	6,748
Koninklijke KPN NV (c)	244	890
Nippon Telegraph & Telephone Corp.	48	2,992
Oi SA - ADR	1,061	910
Singapore Telecommunications Ltd.	1,437	4,443
Swisscom AG	2	1,219
Taiwan Mobile Co. Ltd.	469	1,451
TDC A/S	197	2,042
Telecom Italia SpA (c)	1,254	1,587
Telekom Malaysia Bhd	799	1,580
Verizon Communications Inc.	325	15,918
Vodafone Group Plc	608	2,033
Vodafone Group Plc - ADR	66	2,192
		62,980
UTILITIES - 2.0%
AES Corp.	243	3,775
American Electric Power Co. Inc.	80	4,478
American Water Works Co. Inc.	61	3,029
Calpine Corp. (c)	230	5,470
CenterPoint Energy Inc.	101	2,573
Chubu Electric Power Co. Inc. (c)	96	1,195
Dominion Resources Inc.	94	6,730
DTE Energy Co.	14	1,119
Enel SpA	314	1,829
Gas Natural SDG SA (e)	23	718
GDF Suez	134	3,684
National Grid Plc	309	4,454
NextEra Energy Inc.	60	6,155
NextEra Energy Partners LP (c)	15	486
NRG Energy Inc.	26	960
PPL Corp.	126	4,493
RWE AG	34	1,451
Sempra Energy	50	5,206
Snam Rete Gas SpA	140	843
Terna Rete Elettrica Nazionale SpA	60	315
Tokyo Gas Co. Ltd.	1,081	6,314
		65,277
Total Common Stocks (cost $1,818,444)		2,061,760

TRUST PREFERREDS - 0.3%

FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	115	3,199
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	138	3,771
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 08/07/14), Series G (m)	90	2,180
Total Trust Preferreds (cost $8,487)		9,150

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
PREFERRED STOCKS - 2.2%

CONSUMER DISCRETIONARY - 0.4%
Grupo Televisa SAB	274	1,880
Volkswagen AG	39	10,180
		12,060
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	61	2,861

FINANCIALS - 0.7%
American Tower Corp., 5.25% (v)	13	1,338
Continental Airlines Finance Trust II, 6.00% (v)	3	163
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	190	1,969
Forestar Group Inc., 6.00%	65	1,646
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m) (v)	45	2,596
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	66	1,793
Itau Unibanco Holding SA	343	4,931
Royal Bank of Scotland Group Plc - ADR, 6.40%, (callable at 25 beginning 08/07/14), Series M (m)	53	1,280
Royal Bank of Scotland Group Plc - ADR, 6.75%, (callable at 25 beginning 08/07/14), Series Q (m)	45	1,126
Royal Bank of Scotland Group Plc - ADR, 7.25%, (callable at 25 beginning 08/07/14), Series T (m)	62	1,558
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (m)	33	910
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	59	1,674
Wells Fargo & Co., 7.50% (m) (v)	1	1,385
		22,369
INDUSTRIALS - 0.1%
Stanley Black & Decker Inc., 6.25% (e)	9	1,015
United Technologies Corp., 7.50% (e)	23	1,480
		2,495
INFORMATION TECHNOLOGY - 0.7%
Dropbox Inc. (f) (p) (q)	408	7,513
Mobileye NV (f) (p) (q)	55	2,189
Palantir Technologies Inc. (f) (p) (q)	512	3,142
Samsung Electronics Co. Ltd.	7	6,846
Uber Technologies Inc. (f) (p) (q)	76	4,702
		24,392
MATERIALS - 0.0%
Cliffs Natural Resources Inc., 7.00%, Class A (e)	65	928

TELECOMMUNICATION SERVICES - 0.1%
Crown Castle International Corp., 4.50% (v)	29	3,004
Telecom Italia SpA	162	160
		3,164
UTILITIES - 0.1%
Dominion Resources Inc., 6.38%, Class A	35	1,816
NextEra Energy Inc., 5.60%	49	3,249
		5,065
Total Preferred Stocks (cost $68,495)		73,334

WARRANTS - 0.0%
Sun Hung Kai Properties Ltd. (c)	52	67
TFS Corp. Ltd. (c) (f)	105	75
TFS Corp. Ltd. (c) (f) (p)	370	266
Total Warrants (cost $0)		408

PURCHASED OPTIONS - 1.0%
ACE Ltd. Call Option, Strike Price 95, Expiration 01/16/15, GSI	137,081	1,313
Anadarko Petroleum Corp. Call Option, Strike Price 105, Expiration 01/16/15, DUB	59,048	632
Anadarko Petroleum Corp. Call Option, Strike Price 115, Expiration 01/16/15, DUB	95,567	624
Bank of America Corp. Call Option, Strike Price 17, Expiration 01/17/15	1,380	62
Bank of America Corp. Call Option, Strike Price 17, Expiration 01/17/15, CIT	680,863	306
Call Swaption, 3-Month LIBOR versus 1.63% fixed, Expiration 10/10/14, GSI	145,939,599	322
Call Swaption, 3-Month LIBOR versus 1.80% fixed, Expiration 10/28/14, DUB	242,838,000	1,258
Call Swaption, 3-Month LIBOR versus 1.80% fixed, Expiration 10/28/14, DUB	5,000,000	25
Call Swaption, 3-Month LIBOR versus 1.80% fixed, Expiration 11/17/14, DUB	64,922,000	330
Call Swaption, 3-Month LIBOR versus 1.90% fixed, Expiration 09/26/14, GSI	63,030,816	491
Call Swaption, 3-Month LIBOR versus 2.75% fixed, Expiration 11/28/14, GSI	5,000,000	69
Call Swaption, 3-Month LIBOR versus 2.75% fixed, Expiration 11/28/14, GSI	81,397,405	1,126
Call Swaption, 3-Month LIBOR versus 2.80% fixed, Expiration 09/15/14, GSI	9,750,000	146
Call Swaption, 3-Month LIBOR versus 2.80% fixed, Expiration 09/15/14, GSI	98,144,000	1,562
Canadian Natural Resources Ltd. Call Option, Strike Price 34, Expiration 09/20/14	893	1,045
Chevron Corp. Call Option, Strike Price 135, Expiration 12/19/14, BBP	64,900	171
Chevron Corp. Call Option, Strike Price 135, Expiration 12/19/14, CIT	32,200	85
Chevron Corp. Call Option, Strike Price 135, Expiration 12/19/14, DUB	31,780	84
Citigroup Inc. Call Option, Strike Price 60, Expiration 01/17/15	347	5
Citigroup Inc. Call Option, Strike Price 60, Expiration 01/17/15, BOA	190,642	29
Coach Inc. Call Option, Strike Price 60, Expiration 02/20/15, BOA	56,733	2
Coca-Cola Co. Call Option, Strike Price 45, Expiration 01/16/15, DUB	553,108	326
Coca-Cola Co. Call Option, Strike Price 45, Expiration 01/17/15	1,047	62
EOG Resources Inc. Call Option, Strike Price 120, Expiration 10/17/14, CSI	89,022	485
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,293.01, Expiration 12/16/16, GSI	5,099	1,560
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,325.00, Expiration 12/18/15, JPM	2,289	526
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,426.55, Expiration 09/21/18, DUB	1,006	292
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,450.00, Expiration 03/17/17, MSC	2,213	559

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500.00, Expiration 03/16/18, GSI	1,895	495
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500.00, Expiration 06/16/17, CIT	2,067	441
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500.00, Expiration 12/15/17, BBP	2,176	666
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600.00, Expiration 06/15/18, UBS	922	199
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600.00, Expiration 09/15/17, BOA	2,127	417
Humana Inc. Call Option, Strike Price 115, Expiration 01/16/15, DUB	14,048	240
Humana Inc. Call Option, Strike Price 130, Expiration 01/16/15, GSI	55,301	503
Humana Inc. Call Option, Strike Price 130, Expiration 01/17/15	137	125
Johnson & Johnson Call Option, Strike Price 105, Expiration 02/20/15, DUB	282,700	1,132
JPMorgan Chase & Co. Call Option, Strike Price 65, Expiration 01/16/15, GSI	249,540	100
JPMorgan Chase & Co. Call Option, Strike Price 65, Expiration 01/17/15, BOA	340,431	136
Marathon Oil Corp. Call Option, Strike Price 32, Expiration 07/18/14, GSI	15,695	122
Merck & Co. Inc. Call Option, Strike Price 55, Expiration 01/16/15, DUB	454,808	2,069
Merck & Co. Inc. Call Option, Strike Price 55, Expiration 01/17/15	705	321
MetLife Inc. Call Option, Strike Price 50, Expiration 01/16/15, GSI	256,245	1,742
MetLife Inc. Call Option, Strike Price 50, Expiration 01/17/15	373	254
MSCI Emerging Markets Index Put Option, Strike Price 1019.91, Expiration 08/15/14, BOA	16,745	215
Mylan Laboratories Inc. Call Option, Strike Price 47, Expiration 01/16/15, BOA	80,750	594
Mylan Laboratories Inc. Call Option, Strike Price 47, Expiration 01/16/15, DUB	80,750	594
Occidental Petroleum Corp. Put Option, Strike Price 95, Expiration 01/16/15, CIT	78,658	256
Oracle Corp. Call Option, Strike Price 42, Expiration 01/16/15, DUB	276,554	478
Oracle Corp. Call Option, Strike Price 42, Expiration 01/17/15	520	90
Pfizer Inc. Call Option, Strike Price 32.50, Expiration 01/16/2015, CIT	302,355	107
Prudential Financial Inc. Call Option, Strike Price 82.50, Expiration 01/17/15	183	161
Prudential Financial Inc. Call Option, Strike Price 87.50, Expiration 01/16/15, CIT	195,722	1,272
Prudential Financial Inc. Call Option, Strike Price 87.50, Expiration 01/17/15	80	52
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.07% fixed, Expiration 04/04/18, DUB	489,328,000	53
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	1,283,894,000	74
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	609,700,000	35
Russell 2000 Index Put Option, Strike Price 1,077.67, Expiration 07/18/14, CIT	14,763	11
Russell 2000 Index Put Option, Strike Price 1,078.40, Expiration 07/18/14, BOA	14,320	11
Russell 2000 Index Put Option, Strike Price 1,155.45, Expiration 08/15/14, CSI	12,380	172
S&P 500 Index Put Option, Strike Price 1,838.92, Expiration 07/18/14, JPM	8,407	19
S&P 500 Index Put Option, Strike Price 1,853.97, Expiration 08/15/14, GSI	5,831	46
S&P 500 Index Put Option, Strike Price 1,854.90, Expiration 07/18/14, BNP	8,347	21
S&P 500 Index Put Option, Strike Price 1,900.00, Expiration 07/18/14, CSI	8,421	34
S&P 500 Index Put Option, Strike Price 1,928.98, Expiration 08/15/14, BNP	8,249	161
Siemens AG Call Option, Strike Price 150, Expiration 01/16/15, DUB	80,338	129
SPDR Gold Shares Trust Call Option, Strike Price 130, Expiration 12/20/14	1,610	617
SPDR Gold Shares Trust Call Option, Strike Price 130.56, Expiration 12/31/14, JPM	45,101	176
SPDR Gold Shares Trust Call Option, Strike Price 133.44, Expiration 03/20/15, JPM	40,336	161
SPDR Gold Shares Trust Call Option, Strike Price 135, Expiration 06/19/15	657	276
Stoxx Europe 600 Index Call Option, Strike Price EUR 347.97, Expiration 12/16/16, CSI	16,133	179
Stoxx Europe 600 Index Call Option, Strike Price EUR 348.12, Expiration 09/16/16, JPM	19,332	199
Stoxx Europe 600 Index Call Option, Strike Price EUR 355.61, Expiration 03/18/17, CSI	18,174	165
Takeda Pharmaceutical Co. Call Option, Strike Price JPY 4,906.34, Expiration 10/09/14, GSI	30,993	26
Takeda Pharmaceutical Co. Call Option, Strike Price JPY 5,108.80, Expiration 01/29/15, MSI	33,700	38
Time Warner Cable Inc. Put Option, Strike Price 135, Expiration 07/19/14	42	1
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,178.21, Expiration 12/12/14, CIT	764,236	757
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,184.43, Expiration 03/13/15, MSC	1,510,336	1,578
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,240.60, Expiration 12/12/14, UBS	769,816	455
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,246.74, Expiration 09/12/14, CIT	668,644	293
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,288.50, Expiration 06/12/15, GSI	1,168,522	638
Transocean Ltd. Put Option, Strike Price 38, Expiration 01/16/15, BOA	95,000	95
Transocean Ltd. Put Option, Strike Price 40, Expiration 01/16/15, BBP	25,461	40
Transocean Ltd. Put Option, Strike Price 40, Expiration 01/16/15, BOA	62,956	98
Transocean Ltd. Put Option, Strike Price 40, Expiration 01/16/15, CIT	74,520	116
Transocean Ltd. Put Option, Strike Price 40, Expiration 01/16/15, CSI	62,127	97
Transocean Ltd. Put Option, Strike Price 40, Expiration 01/16/15, GSI	24,219	38
Transocean Ltd. Put Option, Strike Price 43, Expiration 01/16/15, DUB	109,611	315

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Transocean Ltd. Put Option, Strike Price 43, Expiration 01/16/15, GSI	87,689	252
Total Purchased Options (cost $33,993)		33,654

INVESTMENT COMPANIES - 1.1%
ETFS Gold Trust (c)	16	2,042
ETFS Physical Palladium Trust (c)	22	1,816
ETFS Platinum Trust (c)	19	2,698
iShares Gold Trust Fund (a) (c)	551	7,100
Market Vectors Gold Miners ETF	199	5,268
SPDR Gold Trust (c)	137	17,560
Total Investment Companies (cost $40,262)		36,484

CORPORATE BONDS AND NOTES - 7.6%

CONSUMER DISCRETIONARY - 0.9%
Autobahn Tank & Rast GmbH 1st Lien Term Loan A, 3.60%, 03/02/20 (i), EUR	1,304	1,783
Autobahn Tank & Rast GmbH 1st Lien Term Loan B, 3.85%, 12/16/20 (i), EUR	526	721
Best Buy Co. Inc., 5.00%, 08/01/18	$2,472	2,593
Cablevision Systems Corp., 5.88%, 09/15/22	1,003	1,022
Delta Debtco Ltd. Term Loan, 9.25%, 11/20/20 (i) (p) (q)	2,717	2,829
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	1,807	1,807
Hilton Worldwide Inc. Term Loan B, 3.50%, 04/22/22 (i)	8,562	8,545
Nara Cable Funding Ltd.
8.88%, 12/01/18 (r)	854	912
8.88%, 12/01/18 (r)	248	265
8.88%, 12/01/18 (r), EUR	1,389	2,030
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	1,045
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	500	517
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/05/21 (i)	1,975	1,972
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (v), EUR	3,400	5,440
		31,481
CONSUMER STAPLES - 0.2%
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	1,129	1,132
BAT International Finance Plc, 2.13%, 06/07/17 (r)	1,725	1,768
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (p) (q) (v), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (p) (q) (v)	100	10
Olam International Ltd., 6.00%, 10/15/16 (p) (v)	2,400	2,655
REI Agro Ltd.
5.50%, 11/13/14 (c) (d) (p) (q) (v)	185	103
5.50%, 11/13/14 (c) (d) (p) (q) (v)	628	351
		6,022
ENERGY - 1.0%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (r)	801	400
Chesapeake Energy Corp., 3.48%, 04/15/19 (i)	491	496
Cobalt International Energy Inc.
2.63%, 12/01/19 (v)	3,692	3,406
3.13%, 05/15/24 (v)	4,816	5,180
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21 (i)	1,596	1,621
Essar Energy Investment Ltd., 4.25%, 02/01/16 (r) (v)	1,500	1,495
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/10/23 (i)	1,760	1,814
Petrobras Global Finance BV, 2.37%, 01/15/19 (i)	4,824	4,800
Petrobras International Finance Co., 5.38%, 01/27/21	1,024	1,067
Reliance Holdings USA Inc.
4.50%, 10/19/20 (r)	1,025	1,070
5.40%, 02/14/22 (e) (r)	500	540
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (e)	1,191	1,242
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21 (i)	5,414	5,377
YPF SA
8.88%, 12/19/18 (e) (r)	2,257	2,381
8.75%, 04/04/24 (r)	1,894	1,979
		32,868
FINANCIALS - 3.2%
Ally Financial Inc.
2.75%, 01/30/17	2,555	2,584
3.50%, 01/27/19 (e)	1,906	1,924
American Tower Corp., 3.40%, 02/15/19	719	752
Banco Del Estado De Chile, 2.03%, 04/02/15	1,350	1,365
Banco Santander Chile, 2.11%, 06/07/18 (i) (r)	2,250	2,295
Bank of America Corp.
2.00%, 01/11/18	2,389	2,404
1.30%, 03/22/18 (i)	1,216	1,232
2.60%, 01/15/19	1,633	1,652
BNP Paribas SA, 2.40%, 12/12/18	4,924	4,966
Capital One Bank USA NA, 2.15%, 11/21/18	1,870	1,880
CapitaLand Ltd.
2.10%, 11/15/16 (p) (v), SGD	3,250	2,593
2.95%, 06/20/22 (e) (p) (v), SGD	6,500	5,226
1.95%, 10/17/23 (e) (r) (v), SGD	2,500	2,043
CIT Group Inc., 4.75%, 02/15/15 (r)	1,929	1,968
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (m)	1,230	1,242
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	873	887
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (p) (v)	1,741	1,880
Dana Gas Sukuk Ltd.
7.00%, 10/31/17 (r) (v)	5,127	5,024
9.00%, 10/31/17 (r)	3,585	3,424
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (m) (r)	698	725
Export-Import Bank of Korea, 2.88%, 09/17/18	1,297	1,335
Ford Motor Credit Co. LLC
1.72%, 12/06/17	4,040	4,041
2.38%, 01/16/18	1,613	1,647
5.00%, 05/15/18	2,231	2,482
Forest City Enterprises Inc., 4.25%, 08/15/18 (v)	1,730	1,955
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (m)	2,500	2,781
5.55%, 05/04/20	1,200	1,396
6.38%, 11/15/67 (i)	1,854	2,067
GNL Quintero SA Term Loan, 1.23%, 06/20/23 (i) (p) (q)	1,015	950
Goldman Sachs Group Inc., 5.70%, (callable at 100 beginning 05/10/19) (m)	2,909	3,005
HSBC USA Inc., 1.63%, 01/16/18	1,625	1,628
Hyundai Capital America, 2.13%, 10/02/17 (r)	966	981
Intesa Sanpaolo SpA
3.13%, 01/15/16	636	654
3.88%, 01/16/18	941	992

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.88%, 01/15/19	1,743	1,828
JPMorgan Chase & Co.
6.13%, 06/27/17	1,138	1,284
5.15%, (callable at 100 beginning 05/01/23) (m)	3,191	3,059
Lloyds Bank Plc
13.00% (callable at 100 beginning 01/22/29) (m), GBP	2,575	7,381
2.30%, 11/27/18 (e)	554	562
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,642	1,933
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	2,167	2,207
7.30%, 05/13/19	901	1,102
Sheridan Production Partners II LP Term Loan, 4.25%, 12/02/20 (i) (p) (q)	3,375	3,375
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/02/20 (i) (p) (q)	469	469
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20 (i) (p) (q)	175	175
State Bank of India, 3.62%, 04/17/19 (r)	2,456	2,471
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19	2,205	2,255
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (p)	1,100	1,160
Trust F/1401, 5.25%, 12/15/24 (r)	2,174	2,283
UBS AG, 5.88%, 12/20/17	724	827
USB Capital IX, 3.50%, (callable at 100 beginning 08/08/14) (i) (m)	2,259	1,926
Zeus Cayman II, 0.00%, 08/18/16 (v) (p) (q), JPY	50,000	869
		107,146
HEALTH CARE - 1.1%
Bio City Development Co. BV, 8.00%, 07/06/18 (c) (d) (f) (p) (q) (v)	600	432
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (v)	630	652
1.50%, 10/15/20 (e) (v)	585	616
Brookdale Senior Living Inc., 2.75%, 06/15/18 (e) (v)	365	497
Capsugel FinanceCo SCA, 9.88%, 08/01/19 (r), EUR	150	221
Cubist Pharmaceuticals Inc., 2.50%, 11/01/17 (v)	981	2,405
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	2,150	2,320
5.00%, 12/15/21 (r)	1,475	1,616
Gilead Sciences Inc., 1.63%, 05/01/16 (v)	2,941	10,720
Grifols Worldwide Operations USA Inc. Term Loan, 3.15%, 03/03/21 (i)	4,334	4,327
Mallinckrodt International Finance S.A. Term Loan B, 3.50%, 02/24/21 (i)	831	831
Mylan Inc.
3.75%, 09/15/15 (v)	2,027	7,858
2.55%, 03/28/19	1,953	1,967
WellPoint Inc., 2.75%, 10/15/42 (v)	2,057	3,151
		37,613
INDUSTRIALS - 0.3%
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	1,509	1,586
Inversiones Alsacia SA, 8.00%, 08/18/18 (p) (q)	1,766	1,184
Odebrecht Finance Ltd., 4.38%, 04/25/25 (e) (r)	1,795	1,773
Sina Corp., 1.00%, 12/01/18 (v) (r)	1,594	1,458
Suzlon Energy Ltd.
0.00%,10/11/12 (c) (d) (j) (p) (v)	483	580
0.00%,07/25/14 (c) (d) (j) (p) (q) (v)	933	933
Viterra Inc., 5.95%, 08/01/20 (r)	767	875
		8,389
INFORMATION TECHNOLOGY - 0.3%
Intel Corp., 3.25%, 08/01/39 (v)	1,098	1,694
salesforce.com inc., 0.25%, 04/01/18 (e) (v)	3,162	3,630
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	551	582
Take-Two Interactive Software Inc., 1.75%, 12/01/16 (e) (v)	1,607	2,103
Xerox Corp., 6.35%, 05/15/18	971	1,128
		9,137
MATERIALS - 0.2%
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	597	619
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	65
Essar Steel Algoma Inc. Term Loan, 9.25%, 09/18/14 (i)	563	563
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (r)	1,041	1,075
8.25%, 11/01/19 (e) (r)	538	586
6.88%, 04/01/22 (e) (r)	799	857
Texas Industries Inc., 9.25%, 08/15/20	940	1,065
TFS Corp. Ltd., 11.00%, 07/15/18 (e) (p) (q)	1,284	1,330
		6,160
TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc., 2.38%, 11/27/18 (e)	4,297	4,369
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (r)	982	982
Hughes Satellite Systems Corp., 7.63%, 06/15/21	449	514
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	2,050	2,247
Telecom Italia Finance SA
6.13%, 11/15/16 (p) (v), EUR	100	170
6.13%, 11/15/16 (r) (v), EUR	2,000	3,397
Telecom Italia SpA, 5.30%, 05/30/24 (r)	2,513	2,522
		14,201
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	370	285
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (i) (p) (q)	98	99
		384
Total Corporate Bonds and Notes (cost $235,253)		253,401

GOVERNMENT AND AGENCY OBLIGATIONS - 12.5%
GOVERNMENT SECURITIES - 12.5%
Sovereign - 7.9%
Argentina Bonar Bond
7.00%, 04/17/17 (e)	7,063	6,597
8.75%, 05/07/24	1,761	1,646
Argentina Government International Bond, 7.00%, 10/03/15 (e)	1,803	1,743
Australia Government Bond
5.50%, 04/21/23, AUD	16,934	18,422
2.75%, 04/21/24, AUD	5,735	5,052
Brazil Government International Bond, 4.88%, 01/22/21	3,329	3,629
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21 - 01/01/25, BRL	155,524	63,787
Canada Government Bond
4.00%, 06/01/16, CAD	2,836	2,803
1.50%, 03/01/17, CAD	4,953	4,683
3.50%, 06/01/20, CAD	3,568	3,683

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Federal Republic of Germany, 4.25%, 07/04/17, EUR	19,059	29,369
Indonesia Treasury Bond, 7.88%, 04/15/19, IDR	37,798,000	3,199
Mexico Bonos, 10.00%, 12/05/24, MXN	311,336	32,044
Poland Government Bond
5.25%, 10/25/20, PLN	35,916	13,222
5.75%, 10/25/21, PLN	45,351	17,305
Provincia de Buenos Aires, Argentina, 10.88%, 01/26/21 (p)	791	755
Queensland Treasury Corp., 6.00%, 06/14/21, AUD	6,620	7,218
Turkey Government International Bond, 6.75%, 04/03/18	4,088	4,615
United Kingdom Treasury Bond, 2.25%, 09/07/23, GBP	26,541	43,872
		263,644
Treasury Inflation Index Securities - 0.0%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/24 (s), BRL	713	804

U.S. Treasury Securities - 4.6%
U.S. Treasury Note
0.25%, 01/15/15 - 03/31/15	27,138	27,166
2.25%, 03/31/16 - 08/15/18	47,892	48,903
2.75%, 10/25/18	19,464	19,893
1.25%, 10/31/18	17,229	17,093
2.00%, 05/31/21 - 11/15/21	36,683	36,378
1.75%, 05/15/22	5,005	4,815
		154,248
Total Government and Agency Obligations (cost $415,271)		418,696

SHORT TERM INVESTMENTS - 17.5%
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	84,885	84,885
Treasury Securities - 15.0%
Japan Treasury Bill
0.00%, 07/07/14, JPY	1,480,000	14,609
0.00%, 08/04/14, JPY	960,000	9,476
Mexico Cetes
0.27%, 07/10/14, MXN	4,288	3,302
0.26%, 07/24/14, MXN	3,093	2,379
0.27%, 08/07/14, MXN	4,666	3,585
0.26%, 08/21/14, MXN	5,354	4,109
0.26%, 09/04/14, MXN	4,807	3,686
0.26%, 09/18/14, MXN	5,175	3,964
0.27%, 10/16/14, MXN	13,080	9,995
0.27%, 11/13/14, MXN	5,017	3,824
0.23%, 12/11/14, MXN	12,332	9,376
U.S. Treasury Bill
0.03%, 07/10/14	$6,200	6,200
0.04%, 07/24/14	62,100	62,099
0.04%, 08/07/14	42,200	42,199
0.04%, 08/14/14	51,500	51,499
0.07%, 08/21/14	61,500	61,499
0.03%, 08/28/14	23,800	23,800
0.08%, 09/04/14	32,500	32,499
0.08%, 09/11/14	5,000	5,000
0.08%, 09/18/14	47,000	46,998
0.08%, 09/25/14	3,000	3,000
0.02%, 10/02/14	16,000	15,998
0.05%, 10/09/14	21,600	21,598
0.05%, 10/16/14	20,471	20,468
0.04%, 10/30/14	30,500	30,496
0.03%, 11/20/14	8,355	8,353
		500,011
Total Short Term Investments (cost $584,060)		584,896

Total Investments - 103.8% (cost $3,204,265)		3,471,783
Total Securities Sold Short - (0.0%) (proceeds $1,555)		(1,672)
Other Assets and Liabilities, Net - (3.8%)		(125,380)
Total Net Assets - 100.0%		$3,344,731

SECURITIES SOLD SHORT - 0.0%
COMMON STOCKS - 0.0%
ENERGY - 0.0%
ENI SpA	61	$1,672

Total Securities Sold Short - 0.0% (proceeds $1,555)		$1,672

Portfolio Composition:	Percentage of Total Investments
Financials	14.0%
Government Securities	12.1
Industrials	10.0
Health Care	9.5
Information Technology	7.8
Consumer Discretionary	7.5
Energy	6.7
Materials	5.2
Consumer Staples	4.0
Telecommunication Services	2.3
Utilities	2.0
Purchased Options	1.0
Investment Companies	1.1
Short Term Investments	16.8
Total Investments	100.0%

JNL/Capital Guardian Global Balanced Fund

	Shares/Par †	Value
COMMON STOCKS - 64.7%
CONSUMER DISCRETIONARY - 10.3%
Amazon.com Inc. (c)	1	$455
Arcos Dorados Holdings Inc. - Class A (e)	113	1,263
ASOS Plc (c)	15	780
Bayerische Motoren Werke AG (e)	17	2,113
Cie Financiere Richemont SA	14	1,430
Coach Inc.	14	479
Comcast Corp. - Class A	10	553
Daimler AG	53	4,983
Darden Restaurants Inc. (e)	12	569
Delphi Automotive Plc	32	2,186
Denso Corp.	67	3,215
Discovery Communications Inc. - Class A (c)	5	357
DreamWorks Animation SKG Inc. - Class A (c) (e)	22	505
Exedy Corp.	17	503
Fast Retailing Co. Ltd.	1	395
Gannett Co. Inc.	31	961
Grupo Sanborns SA de CV - Class B-1	1,129	2,080
Home Depot Inc.	14	1,109
Hyundai Mobis	10	2,882
Inchcape Plc	17	184
JUMBO SA (c)	175	2,866
Lennar Corp. - Class A	7	273
Li & Fung Ltd.	660	978

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Liberty Global Plc - Class A (c) (e)	20	880
Lululemon Athletica Inc. (c) (e)	11	429
Marks & Spencer Group Plc	50	366
Mr Price Group Ltd.	5	77
Naspers Ltd. - Class N	3	372
Nike Inc. - Class B	5	411
Norwegian Cruise Line Holdings Ltd. (c)	96	3,030
Rinnai Corp.	15	1,419
Ross Stores Inc.	8	503
SES SA - FDR - Class A	45	1,715
Shimano Inc.	12	1,343
Sirius XM Holdings Inc. (c) (e)	909	3,144
Starbucks Corp.	29	2,221
Stella International Holdings Ltd.	256	695
Swatch Group AG	1	56
Swatch Group AG - Class B	1	314
Tiffany & Co.	25	2,541
Wynn Macau Ltd.	141	553
		51,188
CONSUMER STAPLES - 2.8%
Ajinomoto Co. Inc.	24	379
China Mengniu Dairy Co. Ltd.	173	800
Cosmos Pharmaceutical Corp.	6	644
Danone SA (e)	9	658
Glanbia Plc	111	1,683
Hypermarcas SA (c)	38	326
Imperial Tobacco Group Plc	8	380
L’Oreal SA	1	178
LG Household & Health Care Ltd.	2	872
Nestle SA	12	938
Pernod-Ricard SA	23	2,805
Shoprite Holdings Ltd.	58	834
Unicharm Corp.	13	799
Unilever NV - CVA	40	1,739
Unilever Plc	9	417
Woolworths Ltd.	12	392
		13,844
ENERGY - 4.4%
AMEC Plc	27	550
Cameco Corp. (e)	6	122
Cenovus Energy Inc.	19	600
Chevron Corp.	29	3,812
Cobalt International Energy Inc. (c)	47	866
ConocoPhillips	10	883
Enbridge Inc.	47	2,220
Ensco Plc - Class A (e)	5	283
Halliburton Co.	9	632
Lukoil OAO - ADR	28	1,651
Noble Energy Inc.	23	1,751
Oil Search Ltd.	126	1,154
Rosneft OAO - GDR	144	1,049
Royal Dutch Shell Plc - Class B	13	565
Schlumberger Ltd.	10	1,209
SeaDrill Ltd.	23	898
Surgutneftegas OAO - ADR	121	1,000
Tullow Oil Plc	61	889
YPF SA - ADR - Class D (e)	54	1,765
		21,899
FINANCIALS - 12.6%
ACE Ltd.	19	1,985
AFLAC Inc.	7	461
AIA Group Ltd.	1,282	6,440
American Tower Corp.	27	2,456
Aon Plc - Class A	18	1,586
Banco Bradesco SA - ADR	115	1,673
Bangkok Bank PCL - NVDR	124	737
Bank of China Ltd. - Class H	634	284
BlackRock Inc.	2	575
China Pacific Insurance Group Co. Ltd. (e)	611	2,158
China Resources Land Ltd.	342	626
Chuo Mitsui Trust Holdings Inc.	211	964
CME Group Inc. - Class A	41	2,902
Deutsche Wohnen AG	80	1,720
Fairfax Financial Holdings Ltd.	4	1,945
Goldman Sachs Group Inc.	23	3,918
Grupo BTG Pactual	139	2,168
HSBC Holdings Plc	30	300
HSBC Holdings Plc	23	236
ICICI Bank Ltd.	14	327
Industrial & Commercial Bank of China Ltd. - Class H	3,242	2,051
Intercontinental Exchange Inc.	22	4,118
JPMorgan Chase & Co.	12	703
Lloyds Banking Group Plc (c)	789	1,002
Marsh & McLennan Cos. Inc.	51	2,632
Partners Group Holding AG	8	2,148
PICC Property & Casualty Co. Ltd. - Class H	2,071	3,138
Ping an Insurance Group Co. of China Ltd. - Class H	113	871
PNC Financial Services Group Inc.	18	1,603
Sampo Oyj - Class A	41	2,068
Sberbank of Russia - ADR	236	2,380
Sberbank of Russia - GDR (c) (p) (q)	51	506
Standard Chartered Plc	18	378
Sumitomo Mitsui Financial Group Inc.	27	1,129
Svenska Handelsbanken AB - Class A	14	702
Wells Fargo & Co.	51	2,660
Wharf Holdings Ltd.	120	864
		62,414
HEALTH CARE - 6.2%
AbbVie Inc.	30	1,699
AmerisourceBergen Corp.	37	2,681
AstraZeneca Plc	33	2,433
Bristol-Myers Squibb Co.	30	1,455
Cerner Corp. (c)	17	856
Gilead Sciences Inc. (c)	64	5,290
Humana Inc.	5	575
Merck & Co. Inc.	10	567
Novo Nordisk A/S	67	3,107
Quest Diagnostics Inc.	42	2,453
Roche Holding AG	14	4,069
Seattle Genetics Inc. (c) (e)	90	3,458
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (e)	500	489
Ship Healthcare Holdings Inc.	25	867
Sino Biopharmaceutical	248	201
St. Jude Medical Inc.	4	277
		30,477
INDUSTRIALS - 9.6%
Assa Abloy AB - Class B	51	2,602
Beijing Enterprises Holdings Ltd.	418	3,957
Bilfinger SE	18	2,003
Boeing Co.	28	3,613
Caterpillar Inc.	42	4,531
CCR SA	32	259
Danaher Corp.	40	3,173
Eaton Corp. Plc	85	6,568
Fanuc Ltd.	4	673
Fujitec Co. Ltd.	45	476
Hexcel Corp. (c)	100	4,078
IDEX Corp.	14	1,163

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
IJM Corp. Bhd	197	412
Iron Mountain Inc.	25	876
Jardine Matheson Holdings Ltd.	7	403
Kawasaki Heavy Industries Ltd.	467	1,780
Kubota Corp.	32	454
Larsen & Toubro Ltd.	21	591
Larsen & Toubro Ltd. - GDR	6	180
Marubeni Corp.	253	1,852
Meggitt Plc	29	255
Nielsen Holdings NV	50	2,401
Norfolk Southern Corp.	3	299
Safran SA	13	860
Schneider Electric SA	9	877
SMC Corp.	4	1,125
Towers Watson & Co.	3	323
Waste Connections Inc.	21	1,024
Yamato Holdings Co. Ltd.	45	931
		47,739
INFORMATION TECHNOLOGY - 9.8%
Accenture Plc - Class A	7	574
Apple Inc.	31	2,871
ARM Holdings Plc	63	941
ASML Holding NV	51	4,795
ASML Holding NV - ADR	2	196
Avago Technologies Ltd.	30	2,133
Broadcom Corp. - Class A	43	1,604
Daum Communications Corp.	32	3,650
Delta Electronics Inc.	96	699
Freescale Semiconductor Ltd. (c)	29	686
Gemalto NV (e)	24	2,540
Genpact Ltd. (c)	21	361
Google Inc. - Class A (c)	4	2,304
Google Inc. - Class C (c)	4	2,267
Hamamatsu Photonics KK	27	1,320
Infosys Technologies Ltd. - ADR (e)	31	1,688
Jabil Circuit Inc.	65	1,367
Keyence Corp.	3	1,340
Murata Manufacturing Co. Ltd.	7	694
Oracle Corp.	60	2,440
Oracle Corp. Japan	25	1,072
QUALCOMM Inc.	9	681
Samsung Electronics Co. Ltd.	1	1,770
Samsung Electronics Co. Ltd. - GDR	—	194
Tableau Software Inc. - Class A (c)	27	1,954
Texas Instruments Inc.	10	454
Trend Micro Inc.	25	830
VeriSign Inc. (c)	36	1,752
Visa Inc. - Class A	2	337
Yahoo! Japan Corp.	591	2,729
Yandex NV - Class A (c)	72	2,562
		48,805
MATERIALS - 3.0%
Allegheny Technologies Inc.	5	230
First Quantum Minerals Ltd.	71	1,529
Glencore Plc	119	661
Holcim Ltd.	21	1,875
Iluka Resources Ltd. (e)	27	207
Koninklijke Philips NV	37	2,723
Monsanto Co.	13	1,584
Mosaic Co.	40	1,963
Praxair Inc.	13	1,780
Rio Tinto Plc	6	314
Vale SA - ADR	147	1,950
		14,816
TELECOMMUNICATION SERVICES - 4.1%
Bharti Airtel Ltd.	478	2,678
China Unicom Hong Kong Ltd. (e)	2,224	3,420
Deutsche Telekom AG	137	2,407
HKT Trust	1,352	1,593
KDDI Corp.	33	2,013
LG Telecom Ltd.	169	1,544
MTN Group Ltd.	31	651
Oi SA	21	20
Oi SA - ADR (e)	18	17
Singapore Telecommunications Ltd.	496	1,533
SoftBank Corp.	34	2,541
Swisscom AG	1	610
Verizon Communications Inc.	3	156
Vodafone Group Plc	214	715
Ziggo NV	6	279
		20,177
UTILITIES - 1.9%
AES Corp.	65	1,008
Cheung Kong Infrastructure Holdings Ltd.	127	877
Companhia Energetica de Minas Gerais - ADR (e)	166	1,327
Energias de Portugal SA	459	2,301
Enersis SA - ADR	61	1,031
Fortum Oyj	115	3,083
		9,627
Total Common Stocks (cost $263,296)		320,986

PREFERRED STOCKS - 0.9%
ENERGY - 0.3%
Surgutneftegas OAO	1,445	1,192

INFORMATION TECHNOLOGY - 0.3%
ASAT Holdings Ltd. (f) (q)	7	—
Samsung Electronics Co. Ltd.	1	1,512
		1,512
MATERIALS - 0.3%
Vale SA, Class A	142	1,684

Total Preferred Stocks (cost $4,173)		4,388

RIGHTS - 0.0%
HKT Trust (c) (f)	243	72

Total Rights (cost $0)		72

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.8%
Ally Master Owner Trust, 1.29%, 01/15/19	$125	125
Appalachian Consumer Rate Relief Funding LLC, 3.77%, 08/01/31	100	103
BA Credit Card Trust, 0.53%, 06/15/21 (i)	125	125
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	34	37
6.42%, 02/10/51 (i)	70	79
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.71%, 09/11/42 (i)	20	22
Capital Auto Receivables Asset Trust, 0.96%, 04/20/17	100	100
CarMax Auto Owner Trust, 0.79%, 10/15/18	35	35
Citibank Credit Card Issuance Trust, 1.02%, 02/22/19	100	100
Citigroup Commercial Mortgage Trust REMIC
1.20%, 03/10/47	96	96
5.43%, 10/15/49	100	108

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
COMM Mortgage Trust REMIC, 5.29%, 12/10/46	25	27
Commercial Mortgage Pass-Through Certificates REMIC
1.30%, 03/10/47	174	174
5.62%, 01/15/49 (i)	45	49
Commercial Mortgage Trust REMIC
5.43%, 03/10/39	99	108
5.87%, 12/10/49 (i)	25	28
Credit Suisse Commercial Mortgage Trust REMIC, 5.87%, 06/15/39 (i)	38	42
Credit Suisse Mortgage Capital Certificates REMIC, 5.70%, 09/15/40 (i)	50	55
CSMC Trust REMIC, 1.05%, 04/15/27 (i) (p) (q)	100	100
Enterprise Fleet Financing LLC, 0.87%, 09/20/19 (p) (q)	200	200
EQTY Mortgage Trust REMIC
1.00%, 05/08/31 (i) (p) (q)	150	150
1.75%, 05/08/31 (i) (p) (q)	100	100
Fifth Third Auto Trust, 0.68%, 04/16/18	85	85
Ford Credit Auto Owner Trust, 0.79%, 05/15/18	95	95
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	50	55
Hilton USA Trust REMIC, 2.66%, 11/05/30 (p) (q)	200	203
Honda Auto Receivables Owner Trust, 0.67%, 11/21/17	100	100
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.81%, 06/12/43 (i)	26	28
5.55%, 05/12/45	201	218
5.72%, 02/15/51	25	28
LB Commercial Mortgage Trust REMIC, 6.04%, 07/15/44 (i)	19	21
LB-UBS Commercial Mortgage Trust REMIC
5.64%, 03/15/39 (i)	66	70
5.43%, 02/15/40	58	63
5.49%, 02/15/40	225	242
6.37%, 09/15/45 (i)	25	28
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.08%, 08/12/49 (i)	25	28
Morgan Stanley Capital I Trust REMIC
5.83%, 06/11/42 (i)	22	25
5.32%, 12/15/43	161	174
Trade MAPS 1 Ltd.
0.85%, 12/10/18 (f) (i) (p) (q)	125	125
1.40%, 12/10/18 (f) (i) (p) (q)	100	101
Volkswagen Auto Lease Trust, 0.80%, 04/20/17	50	50
Wachovia Bank Commercial Mortgage Trust REMIC
5.90%, 05/15/43 (i)	97	105
5.75%, 07/15/45 (i)	51	56
5.50%, 04/15/47	25	28
5.59%, 04/15/47 (i)	20	22
5.93%, 06/15/49 (i)	50	55

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,977)		3,968

CORPORATE BONDS AND NOTES - 5.1%
CONSUMER DISCRETIONARY - 0.4%
21st Century Fox America Inc., 4.00%, 10/01/23 (e)	105	109
Altegrity Inc., 10.50%, 11/01/15 (e) (p) (q)	150	134
Carnival Corp., 3.95%, 10/15/20	55	58
Comcast Corp.
5.88%, 02/15/18	250	288
4.65%, 07/15/42	100	104
DISH DBS Corp., 4.25%, 04/01/18	75	78
Dollar General Corp.
1.88%, 04/15/18	50	50
3.25%, 04/15/23 (e)	190	179
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (e) (p) (q)	125	133
Home Depot Inc., 4.40%, 03/15/45	70	70
Michaels Stores Inc., 7.75%, 11/01/18	275	291
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (p) (q)	350	347
Thomson Reuters Corp.
4.30%, 11/23/23	60	63
5.65%, 11/23/43	40	44
Time Warner Inc., 4.05%, 12/15/23 (e)	125	130
		2,078
CONSUMER STAPLES - 0.4%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	40	41
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	250	412
Coca-Cola Co., 3.20%, 11/01/23	75	76
ConAgra Foods Inc.
1.30%, 01/25/16	30	30
3.20%, 01/25/23	30	29
CVS Caremark Corp., 4.00%, 12/05/23	100	104
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	385
Mondelez International Inc., 4.00%, 02/01/24	50	52
Reynolds American Inc.
4.85%, 09/15/23	10	11
6.15%, 09/15/43	5	6
Reynolds Group Issuer Inc., 7.88%, 08/15/19	225	245
Tesco Plc, 5.50%, 01/13/33, GBP	300	545
		1,936
ENERGY - 0.5%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	66
Chevron Corp., 2.36%, 12/05/22	30	29
Devon Energy Corp., 3.25%, 05/15/22	35	35
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	35	35
Enbridge Energy Partners LP, 5.20%, 03/15/20	120	134
Enbridge Inc., 4.50%, 06/10/44	15	15
EnLink Midstream Partners LP, 4.40%, 04/01/24 (e)	30	31
Enterprise Products Operating LLC, 5.10%, 02/15/45	20	21
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	40	41
3.50%, 09/01/23	50	49
5.50%, 03/01/44	20	21
PDC Energy Inc., 7.75%, 10/15/22	100	112
Petroleos Mexicanos
3.50%, 07/18/18	35	37
8.00%, 05/03/19	100	124
4.88%, 01/24/22	200	216
6.50%, 06/02/41	55	64
Statoil ASA
1.20%, 01/17/18	35	35
5.25%, 04/15/19	30	34
3.70%, 03/01/24 (e)	75	78
Total Capital International SA
1.55%, 06/28/17	40	41
3.75%, 04/10/24	175	182

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TransCanada Pipelines Ltd., 6.50%, 08/15/18 (e)	475	564
Transocean Inc., 5.05%, 12/15/16 (l)	50	54
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (p) (q)	200	189
Williams Partners LP
5.25%, 03/15/20	175	197
4.30%, 03/04/24	120	125
		2,529
FINANCIALS - 2.1%
ACE INA Holdings Inc., 3.35%, 05/15/24	40	40
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	49
American International Group Inc., 4.13%, 02/15/24	40	42
AvalonBay Communities Inc., 2.85%, 03/15/23	35	34
Bank of America Corp.
2.60%, 01/15/19	210	212
4.00%, 04/01/24	80	82
Bank of New York Mellon, 3.65%, 02/04/24	125	129
Barclays Bank Plc
2.50%, 02/20/19	200	203
6.63%, 03/30/22, EUR	300	512
BBVA Subordinated Capital SAU, 3.50%, 04/11/24, EUR	100	141
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	275	276
BPCE SA, 4.63%, 07/18/23, EUR	100	154
CaixaBank SA, 5.00%, 11/14/23, EUR	100	148
CIT Group Inc., 4.25%, 08/15/17	200	209
Citigroup Inc., 3.75%, 06/16/24	65	65
CME Group Inc., 5.30%, 09/15/43	15	17
CNA Financial Corp., 3.95%, 05/15/24	30	31
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 07/25/23, EUR	250	372
Corporate Office Properties LP, 3.60%, 05/15/23	15	14
Developers Diversified Realty Corp., 4.75%, 04/15/18	40	44
ERP Operating LP
4.75%, 07/15/20	275	307
4.63%, 12/15/21	40	44
European Investment Bank, 4.63%, 04/15/20, EUR	1,050	1,754
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	200	204
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	500	838
Genworth Holdings Inc., 4.90%, 08/15/23	30	32
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	224
4.00%, 03/03/24	280	285
4.80%, 07/08/44	20	20
Hospitality Properties Trust, 4.50%, 06/15/23	30	31
HSBC Holdings Plc, 4.25%, 03/14/24	200	206
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (e) (p) (q)	200	202
JPMorgan Chase & Co.
3.25%, 09/23/22	180	181
3.63%, 05/13/24	180	181
Landwirtschaftliche Rentenbank, 1.75%, 04/15/19	130	130
Lloyds Bank Plc
6.50%, 03/24/20, EUR	420	699
7.63%, 04/22/25, GBP	40	86
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	381
PNC Financial Services Group Inc., 3.90%, 04/29/24	55	56
Private Export Funding Corp., 3.55%, 01/15/24 (e)	145	152
Royal Bank of Scotland Plc, 4.38%, 07/13/16, EUR	250	370
RSA Insurance Group Plc, 8.50%, (callable at 100 beginning 12/08/14) (m), GBP	100	175
Standard Chartered Plc
3.85%, 04/27/15 (p) (q)	100	103
3.95%, 01/11/23 (p) (q)	300	298
Svenska Handelsbanken AB, 2.66%, 01/15/24, EUR	140	198
Toys R Us Property Co. II LLC, 8.50%, 12/01/17 (e)	200	204
Westfield Europe Finance Plc., 5.50%, 06/27/17, GBP	50	95
		10,230
HEALTH CARE - 0.5%
AbbVie Inc., 4.40%, 11/06/42	20	19
Baxter International Inc.
1.85%, 06/15/18	140	140
3.20%, 06/15/23	79	78
Celgene Corp.
3.63%, 05/15/24	40	40
4.63%, 05/15/44	20	20
Gilead Sciences Inc.
3.70%, 04/01/24	40	41
4.80%, 04/01/44	20	21
HCA Inc., 6.38%, 01/15/15 (e)	375	384
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	200	230
McKesson Corp.
3.80%, 03/15/24	40	41
4.88%, 03/15/44	20	21
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	485
6.00%, 09/15/17	250	287
2.80%, 05/18/23	100	98
Novartis Capital Corp., 3.40%, 05/06/24	60	61
Pfizer Inc., 3.40%, 05/15/24	50	51
Thermo Fisher Scientific Inc., 4.15%, 02/01/24	45	47
UnitedHealth Group Inc., 2.88%, 03/15/23	40	39
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (p) (q)	300	319
		2,422
INDUSTRIALS - 0.1%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	130	135
Norfolk Southern Corp., 3.25%, 12/01/21	225	231
Volvo AB, 5.00%, 05/31/17, EUR	150	229
		595
INFORMATION TECHNOLOGY - 0.1%
First Data Corp.
8.25%, 01/15/21 (p) (q)	275	301
12.63%, 01/15/21	201	248
8.75%, 01/15/22 (p) (q) (y)	50	55
Oracle Corp., 3.40%, 07/08/24	80	80
		684
MATERIALS - 0.1%
ArcelorMittal, 6.75%, 02/25/22 (e) (l)	125	140
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	20	22
First Quantum Minerals Ltd.
6.75%, 02/15/20 (p) (q)	100	103
7.00%, 02/15/21 (p) (q)	100	103

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (e) (p) (q)	60	64
		432
TELECOMMUNICATION SERVICES - 0.4%
Clearwire Communications LLC, 14.75%, 12/01/16 (p) (q)	250	326
Frontier Communications Corp., 9.25%, 07/01/21	300	359
NII Capital Corp., 7.63%, 04/01/21 (e)	175	50
Orange SA, 5.50%, 02/06/44 (e)	35	39
Sprint Nextel Corp., 7.00%, 08/15/20	100	111
T-Mobile USA Inc., 6.63%, 04/01/23 (e)	125	136
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	229
Verizon Communications Inc.
3.45%, 03/15/21	60	62
5.15%, 09/15/23	340	380
4.15%, 03/15/24 (e)	125	130
6.55%, 09/15/43	155	195
		2,017
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	650	742
AES Corp.
7.75%, 10/15/15	60	64
8.00%, 10/15/17	25	29
American Electric Power Co. Inc., 1.65%, 12/15/17	80	81
Berkshire Hathaway Energy Co.
3.75%, 11/15/23	30	31
5.15%, 11/15/43	15	17
CMS Energy Corp., 4.88%, 03/01/44	23	24
Electricite de France
4.88%, 01/22/44 (p) (q)	40	43
6.00%, 01/23/14, GBP	100	201
Enel Finance International NV, 3.88%, 10/07/14 (p) (q)	300	302
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (p) (q)	250	252
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	102
National Grid Plc, 6.30%, 08/01/16	100	111
Pacific Gas & Electric Co., 3.85%, 11/15/23	50	52
Pennsylvania Electric Co., 6.05%, 09/01/17	25	28
PG&E Corp., 2.40%, 03/01/19	40	40
Progress Energy Inc.
7.05%, 03/15/19	50	61
7.75%, 03/01/31	20	28
Puget Energy Inc., 6.00%, 09/01/21	33	39
Southaven Combined Cycle Generation LLC, 3.85%, 08/15/33	49	50
Tampa Electric Co., 4.35%, 05/15/44	60	61
		2,358
Total Corporate Bonds and Notes (cost $23,987)		25,281

GOVERNMENT AND AGENCY OBLIGATIONS - 25.6%
GOVERNMENT SECURITIES - 22.0%
Federal Farm Credit Bank - 0.1% (w)
Federal Farm Credit Bank, 0.21%, 02/27/17 (i)	292	292
Federal Home Loan Bank - 0.2% (w)
Federal Home Loan Bank
0.63%, 12/28/16	800	799
3.38%, 09/08/23	230	241
		1,040
Federal Home Loan Mortgage Corp. - 0.5% (w)
Federal Home Loan Mortgage Corp., 1.75%, 09/10/15	2,350	2,392
Federal National Mortgage Association - 0.0% (w)
Federal National Mortgage Association, 7.13%, 01/15/30	50	73
Municipals - 0.2%
Connecticut Housing Finance Authority, 4.00%, 11/15/44	90	98
Massachusetts Housing Finance Agency, 4.00%, 12/01/43	25	27
Minnesota Housing Finance Agency
3.00%, 07/01/31	30	31
4.00%, 07/01/38	400	436
2.35%, 03/01/43	47	45
Nebraska Investment Finance Authority
3.00%, 03/01/43	45	47
4.50%, 09/01/43	45	47
State of California
7.55%, 04/01/39	100	150
7.60%, 11/01/40	105	159
Tennessee Housing Development Agency, 4.00%, 07/01/43	25	27
Utility Debt Securitization Authority, 2.04%, 06/15/21	100	102
		1,169
Sovereign - 16.7%
Australia Government Bond
5.25%, 03/15/19, AUD	250	259
5.50%, 04/21/23, AUD	350	381
Austria Government Bond, 4.00%, 09/15/16 (p) (q), EUR	140	208
Belgium Government Bond
3.00%, 09/28/19, EUR	130	199
2.25%, 06/22/23, EUR	659	960
2.60%, 06/22/24 (p) (q), EUR	1,105	1,637
3.75%, 06/22/45, EUR	30	49
Bermuda Government International Bond
4.14%, 01/03/23 (p) (q)	200	200
4.85%, 02/06/24 (p) (q)	200	211
Brazil Government International Bond, 5.63%, 01/07/41 (e)	175	188
Brazil Letras do Tesouro Nacional, 10.00%, 01/01/18, BRL	1,720	742
Bundesrepublik Deutschland
4.00%, 01/04/18, EUR	445	692
2.50%, 07/04/44, EUR	100	147
Caisse d’Amortissement de la Dette Sociale, 1.13%, 01/30/17 (p) (q)	125	126
Canada Government Bond
1.25%, 03/01/18, CAD	446	417
4.25%, 06/01/18, CAD	300	312
3.25%, 06/01/21, CAD	300	307
Chile Government International Bond, 3.88%, 08/05/20	150	161
Colombia Government International Bond, 4.38%, 07/12/21	400	429
Colombia TES
5.00%, 11/21/18, COP	1,196,600	613
7.00%, 05/04/22, COP	557,400	305
6.00%, 04/28/28, COP	1,191,600	576
Croatia Government International Bond, 6.38%, 03/24/21	200	220
Federal Farm Credit Bank, 0.20%, 04/17/17 (i)	500	500
Federal Republic of Germany
3.75%, 01/04/17, EUR	150	225
3.00%, 07/04/20, EUR	500	786
2.00%, 01/04/22, EUR	1,800	2,676

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
1.50%, 02/15/23, EUR	350	498
4.00%, 01/04/37, EUR	78	142
3.25%, 07/04/42, EUR	220	370
Finland Government Bond
3.88%, 09/15/17 (p) (q), EUR	550	841
3.50%, 04/15/21 (p) (q), EUR	500	802
France Government Bond
0.25%, 11/25/15, EUR	620	851
1.00%, 11/25/18, EUR	150	211
2.25%, 10/25/22 - 05/25/24, , EUR	850	1,253
3.25%, 05/25/45, EUR	620	943
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	200	203
Hellenic Republic Government Bond, 2.00%, 02/24/23 - 02/24/42 (k), EUR	400	389
Hungary Government International Bond, 6.25%, 01/29/20	270	305
Indonesia Government International Bond
5.88%, 03/13/20	425	472
7.75%, 01/17/38	100	125
7.75%, 01/17/38 (p) (q)	150	187
Indonesia Treasury Bond, 7.88%, 04/15/19, IDR	699,000	59
Ireland Government Bond
4.50%, 04/18/20, EUR	655	1,061
3.90%, 03/20/23, EUR	120	188
3.40%, 03/18/24, EUR	460	686
5.40%, 03/13/25, EUR	100	174
Israel Government Bond
5.50%, 02/28/17, ILS	660	218
4.25%, 03/31/23, ILS	2,380	787
Israel Government International Bond, 3.15%, 06/30/23	200	199
Italy Buoni Poliennali Del Tesoro
4.50%, 03/01/19 - 03/01/24, EUR	1,100	1,732
4.25%, 03/01/20, EUR	1,285	2,009
5.50%, 09/01/22, EUR	1,325	2,227
Japan Government Bond
0.60%, 09/20/14, JPY	40,000	395
1.50%, 09/20/14, JPY	120,000	1,188
0.40%, 06/20/15, JPY	59,000	584
0.10%, 01/15/16, JPY	25,000	247
0.20%, 09/20/18, JPY	160,000	1,583
1.20%, 12/20/20 - 06/20/21, JPY	455,600	4,777
0.80%, 06/20/23, JPY	110,000	1,116
2.20%, 03/20/30, JPY	120,000	1,381
1.60%, 03/20/32, JPY	101,550	1,060
2.00%, 03/20/42, JPY	35,000	373
1.90%, 09/20/42, JPY	9,450	98
Korea Treasury Bond
3.75%, 06/10/22, KRW	456,650	473
3.00%, 03/10/23, KRW	661,250	648
Lithuania Government International Bond, 6.63%, 02/01/22	200	242
Malaysia Government Bond, 3.26%, 03/01/18, MYR	630	194
Mexico Bonos
8.00%, 12/17/15 - 06/11/20, MXN	4,000	335
7.75%, 12/14/17 - 11/13/42, MXN	6,700	578
6.50%, 06/10/21, MXN	19,400	1,602
10.00%, 12/05/24 - 11/20/36, MXN	22,900	2,378
8.50%, 11/18/38, MXN	930	87
Mexico Government International Bond
5.63%, 01/15/17 (e)	182	202
3.63%, 03/15/22	156	162
4.00%, 10/02/23	110	116
Morocco Government International Bond, 4.25%, 12/11/22	250	250
Netherlands Government Bond
4.00%, 07/15/19, EUR	600	964
2.25%, 07/15/22, EUR	770	1,145
Norway Government Bond
4.25%, 05/19/17, NOK	2,050	360
4.50%, 05/22/19, NOK	1,630	300
Overseas Private Investment Corp.
0.00%, 11/18/15 (j)	33	33
3.49%, 12/20/29 (q)	25	26
Panama Government International Bond, 8.88%, 09/30/27	75	107
Peru Government International Bond, 8.75%, 11/21/33	50	76
Philippine Government International Bond, 9.88%, 01/15/19	100	132
Poland Government Bond
5.25%, 10/25/17 - 10/25/20, PLN	4,172	1,525
5.75%, 10/25/21 - 09/23/22, PLN	6,415	2,452
Poland Government International Bond
5.13%, 04/21/21	215	242
5.00%, 03/23/22 (e)	150	167
4.00%, 01/22/24	100	104
Portugal Obrigacoes do Tesouro OT
3.85%, 04/15/21 (p) (q), EUR	20	29
4.95%, 10/25/23 (p) (q), EUR	30	45
5.65%, 02/15/24 (p) (q), EUR	55	87
Queensland Treasury Corp.
6.00%, 10/14/15, AUD	325	320
5.75%, 07/22/24, AUD	885	955
Republic of Belarus, 8.95%, 01/26/18	150	162
Republic of Deutschland, 4.25%, 07/04/18, EUR	350	557
Republic of Latvia, 2.63%, 01/21/21 (p) (q), EUR	100	143
Romania Government International Bond, 6.75%, 02/07/22 (p) (q)	100	119
Russia Government Bond
6.20%, 01/31/18, RUB	26,650	740
7.50%, 03/15/18, RUB	2,900	84
Russia Government International Bond
5.00%, 04/29/20	200	213
7.50%, 03/31/30 (p) (q)	223	258
Slovenia Government International Bond, 5.85%, 05/10/23 (p) (q)	250	281
South Africa Government Bond
7.75%, 02/28/23, ZAR	6,575	603
6.50%, 02/28/41, ZAR	3,725	261
Spain Government Bond
5.50%, 07/30/17, EUR	404	631
3.75%, 06/03/18, EUR	140	212
2.75%, 07/07/18, EUR	1,610	2,353
5.40%, 09/28/18 (p) (q), EUR	1,650	2,775
3.80%, 04/30/24 (p) (q), EUR	562	843
2.75%, 10/31/24 (p) (q), EUR	770	1,051
Sweden Government Bond
4.50%, 08/12/15, SEK	1,535	240
3.75%, 08/12/17, SEK	1,590	261
5.00%, 12/01/20, SEK	8,600	1,581
3.50%, 06/01/22, SEK	7,695	1,322
Tennessee Valley Authority
3.88%, 02/15/21	100	110
3.50%, 12/15/42	112	103
Turkey Government International Bond
7.50%, 11/07/19	150	178
6.75%, 05/30/40	150	175
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	1,175	2,036
2.00%, 01/22/16, GBP	230	401

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
1.25%, 07/22/18, GBP	250	419
1.75%, 07/22/19 - 09/07/22, GBP	665	1,076
2.25%, 09/07/23, GBP	650	1,074
5.00%, 03/07/25, GBP	400	824
4.50%, 09/07/34, GBP	220	444
4.25%, 12/07/40 - 12/07/46, GBP	650	1,294
3.25%, 01/22/44, GBP	165	273
Venezuela Government International Bond, 9.25%, 09/15/27 (e)	250	214
		82,907
Treasury Inflation Index Securities - 1.4%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 (s), BRL	190	218
Deutsche Bundesrepublik Inflation Indexed Bond, 1.75%, 04/15/20 (n), EUR	220	342
Japanese Government CPI Linked Bond, 0.10%, 09/10/23 (s), JPY	86,955	931
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 - 11/15/40 (s), MXN	1,026	90
2.00%, 06/09/22 (s), MXN	7,697	591
Turkey Government Inflation Indexed Bond, 3.00%, 02/23/22 (n), TRY	359	183
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/16 - 04/15/19 (n)	1,860	1,916
0.38%, 07/15/23 (n)	504	514
0.63%, 01/15/24 - 02/15/43 (n)	1,552	1,586
2.38%, 01/15/25 (n)	189	228
Uruguay Government International Inflation Indexed Bond, 3.70%, 06/26/37 (n), UYU	1,735	77
		6,676
U.S. Treasury Securities - 2.9%
U.S. Treasury Bond
3.63%, 02/19/19 (e)	60	63
4.38%, 02/15/38	1,325	1,579
2.88%, 05/15/43	1,131	1,031
3.38%, 05/15/44 (e)	275	276
U.S. Treasury Note
0.38%, 08/31/15	210	211
1.38%, 11/30/15 - 06/30/18	3,250	3,297
1.50%, 07/31/16	570	582
1.00%, 09/30/16 - 03/31/17	2,093	2,109
0.75%, 06/30/17	590	588
0.63%, 08/31/17	1,645	1,627
1.25%, 10/31/18	400	397
1.63%, 06/30/19	1,000	1,000
2.13%, 08/15/21	200	200
1.75%, 05/15/22	450	433
2.50%, 08/15/23 - 05/15/24	915	913
		14,306
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.6%
Federal Home Loan Mortgage Corp. - 0.9%
Federal Home Loan Mortgage Corp.
1.87%, 11/25/19	40	40
0.78%, 07/25/20 (i)	167	168
2.78%, 09/25/22	42	44
2.52%, 01/25/23	70	69
3.11%, 02/25/23	50	52
3.30%, 04/25/23 (i)	32	33
2.59%, 10/01/42 (i)	623	640
4.00%, 09/01/43	278	295
4.00%, 07/15/44, TBA (g)	1,275	1,349
4.50%, 07/15/44, TBA (g)	1,500	1,622
REMIC, 1.32%, 12/25/18	23	24
REMIC, 1.73%, 07/25/19	25	25
REMIC, 0.53%, 04/25/20 (i)	205	205
REMIC, 3.03%, 10/25/20 (i)	50	52
REMIC, 1.58%, 04/25/22	48	47
REMIC, 1.88%, 04/25/22	24	24
REMIC, 2.36%, 07/25/22	25	25
REMIC, 2.68%, 10/25/22	25	25
REMIC, 3.39%, 03/25/24	55	57
		4,796
Federal National Mortgage Association - 2.6%
Federal National Mortgage Association
2.50%, 05/01/28 - 09/01/28	574	583
2.51%, 01/01/43 (i)	746	751
3.00%, 04/01/43	1,679	1,659
4.00%, 05/01/43 - 11/01/43	784	835
3.50%, 07/15/44, TBA (g)	1,617	1,663
4.00%, 07/15/44, TBA (g)	1,000	1,060
4.50%, 07/15/44, TBA (g)	4,965	5,374
5.00%, 07/15/44, TBA (g)	225	250
REMIC, 0.48%, 09/25/15	307	307
REMIC, 2.61%, 03/25/22 (i)	25	25
REMIC, 3.51%, 07/25/23 (i)	125	130
REMIC, 3.33%, 10/25/23 (i)	209	217
		12,854
Government National Mortgage Association - 0.1%
Government National Mortgage Association
2.50%, 04/20/28	174	179
4.00%, 10/20/43	95	101
		280
Total Government and Agency Obligations (cost $124,494)		126,785

SHORT TERM INVESTMENTS - 9.3%
Investment Companies - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	25,475	25,475
Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	21,088	21,088
Total Short Term Investments (cost $46,563)		46,563
Total Investments - 106.4% (cost $466,490)		528,043
Other Assets and Liabilities, Net - (6.4%)		(31,859)
Total Net Assets - 100.0%		$496,184

Portfolio Composition:	Percentage of Total Investments
Government Securities	20.6%
Financials	13.8
Consumer Discretionary	10.1
Information Technology	9.7
Industrials	9.2
Health Care	6.2
Energy	4.8
Telecommunication Services	4.2
U.S. Government Agency MBS	3.4
Materials	3.2
Consumer Staples	3.0
Utilities	2.3
Non-U.S. Government Agency ABS	0.7
Short Term Investments	8.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Capital Guardian Global Diversified Research Fund

	Shares/Par †	Value
COMMON STOCKS - 97.9%
AUSTRALIA - 1.7%
Oil Search Ltd.	527	$4,807
Woolworths Ltd.	74	2,441
		7,248
BRAZIL - 0.3%
CCR SA	172	1,405
CANADA - 1.7%
Cameco Corp. (e)	44	859
Cenovus Energy Inc.	111	3,608
First Quantum Minerals Ltd.	125	2,663
		7,130
CHILE - 0.3%
Enersis SA - ADR	86	1,449
CHINA - 2.4%
Bank of China Ltd. - Class H	4,025	1,802
China Mengniu Dairy Co. Ltd.	278	1,285
China Pacific Insurance Group Co. Ltd. (e)	444	1,567
China Unicom Hong Kong Ltd.	2,466	3,792
Industrial & Commercial Bank of China Ltd. - Class H	2,615	1,654
		10,100
DENMARK - 1.6%
Novo Nordisk A/S	146	6,761
FINLAND - 1.0%
Sampo Oyj - Class A	89	4,479
FRANCE - 2.6%
Danone SA	26	1,915
L’Oreal SA	7	1,173
Pernod-Ricard SA	32	3,840
Safran SA	32	2,073
Schneider Electric SA	24	2,228
		11,229
GERMANY - 0.6%
Daimler AG	29	2,709
GREECE - 0.6%
JUMBO SA (c)	159	2,601
HONG KONG - 3.1%
AIA Group Ltd.	851	4,274
Cheung Kong Infrastructure Holdings Ltd.	541	3,737
Jardine Matheson Holdings Ltd.	39	2,326
Li & Fung Ltd.	912	1,351
Wharf Holdings Ltd.	204	1,469
		13,157
INDIA - 1.9%
Bharti Airtel Ltd.	436	2,441
ICICI Bank Ltd.	90	2,118
Infosys Technologies Ltd. - ADR (e)	42	2,253
Larsen & Toubro Ltd. - GDR	46	1,293
		8,105
IRELAND - 2.3%
Accenture Plc - Class A	35	2,805
Eaton Corp. Plc	65	4,978
Glanbia Plc	140	2,120
		9,903
JAPAN - 8.1%
Cosmos Pharmaceutical Corp.	10	1,098
Denso Corp.	41	1,959
Exedy Corp.	48	1,434
Fujitec Co. Ltd.	96	1,016
Hamamatsu Photonics KK	44	2,154
Kawasaki Heavy Industries Ltd.	410	1,563
KDDI Corp.	38	2,294
Keyence Corp.	7	3,005
Kubota Corp.	170	2,412
Marubeni Corp.	179	1,310
Murata Manufacturing Co. Ltd.	16	1,454
Oracle Corp. Japan	34	1,465
Rinnai Corp.	16	1,574
Ship Healthcare Holdings Inc.	29	1,004
SoftBank Corp.	37	2,772
Sumitomo Mitsui Financial Group Inc.	98	4,112
Sysmex Corp.	44	1,669
Trend Micro Inc.	77	2,521
		34,816
MACAU - 0.8%
Wynn Macau Ltd.	880	3,448
MEXICO - 0.4%
Grupo Sanborns SA de CV - Class B-1 (e)	1,010	1,861
NETHERLANDS - 4.0%
ASML Holding NV	40	3,718
ASML Holding NV - ADR	19	1,790
Fugro NV - CVA	27	1,536
Gemalto NV (e)	20	2,097
Koninklijke Philips NV	67	4,868
Unilever NV - CVA	70	3,082
		17,091
NORWAY - 0.4%
SeaDrill Ltd. (e)	41	1,616
PORTUGAL - 0.8%
Energias de Portugal SA	683	3,426
RUSSIAN FEDERATION - 1.4%
Rosneft OAO - GDR	136	994
Surgutneftegas OAO - ADR	289	2,383
Yandex NV - Class A (c) (e)	71	2,534
		5,911
SINGAPORE - 1.4%
Avago Technologies Ltd.	41	2,926
Singapore Telecommunications Ltd.	1,060	3,276
		6,202
SOUTH AFRICA - 1.7%
Mr Price Group Ltd.	59	1,007
MTN Group Ltd.	198	4,171
Shoprite Holdings Ltd.	156	2,260
		7,438
SOUTH KOREA - 2.4%
Daum Communications Corp.	14	1,568
Hyundai Mobis	5	1,404
LG Household & Health Care Ltd.	6	2,879
Samsung Electronics Co. Ltd.	3	3,512
Samsung Electronics Co. Ltd. - GDR	2	1,098
		10,461
SWEDEN - 0.9%
Assa Abloy AB - Class B	80	4,062

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SWITZERLAND - 4.3%
ACE Ltd.	22	2,281
Cie Financiere Richemont SA	23	2,406
Holcim Ltd.	39	3,439
Partners Group Holding AG (e)	12	3,216
Roche Holding AG	17	5,093
Swatch Group AG - Class B	3	1,540
Swatch Group AG	3	370
		18,345
THAILAND - 0.4%
Bangkok Bank PCL - NVDR	290	1,724

UNITED KINGDOM - 6.3%
AMEC Plc	67	1,398
Aon Plc - Class A	45	4,045
ARM Holdings Plc	156	2,343
ASOS Plc (c)	19	972
AstraZeneca Plc	92	6,837
HSBC Holdings Plc	219	2,220
Imperial Tobacco Group Plc	111	4,995
Inchcape Plc	38	410
Rio Tinto Plc	37	2,023
Tullow Oil Plc	133	1,945
		27,188
UNITED STATES OF AMERICA - 44.5%
Allegheny Technologies Inc.	32	1,457
Amazon.com Inc. (c)	9	2,826
American Tower Corp.	111	10,024
AmerisourceBergen Corp.	61	4,461
Apple Inc.	75	6,960
BlackRock Inc.	12	3,803
Boeing Co.	27	3,397
Bristol-Myers Squibb Co.	152	7,364
Broadcom Corp. - Class A	100	3,716
Caterpillar Inc.	28	3,086
Cerner Corp. (c)	52	2,672
Chevron Corp.	53	6,971
Cliffs Natural Resources Inc. (e)	33	494
CME Group Inc. - Class A	33	2,356
Coach Inc.	2	75
Cobalt International Energy Inc. (c)	59	1,077
Comcast Corp. - Class A	67	3,618
ConocoPhillips	21	1,817
Danaher Corp.	65	5,102
Delphi Automotive Plc	61	4,166
Discovery Communications Inc. - Class A (c)	23	1,708
DreamWorks Animation SKG Inc. - Class A (c)	48	1,126
Freescale Semiconductor Ltd. (c) (e)	88	2,066
Gannett Co. Inc.	57	1,797
Gilead Sciences Inc. (c)	225	18,663
Goldman Sachs Group Inc.	18	2,947
Google Inc. - Class A (c)	4	2,514
Google Inc. - Class C (c)	4	2,474
Halliburton Co.	34	2,436
Hexcel Corp. (c)	124	5,072
Home Depot Inc.	37	2,987
Humana Inc.	16	2,082
IDEX Corp.	37	2,987
Intercontinental Exchange Inc.	11	1,983
Jabil Circuit Inc.	82	1,710
Lululemon Athletica Inc. (c) (e)	29	1,190
Marsh & McLennan Cos. Inc.	58	2,990
Monsanto Co.	11	1,397
Mosaic Co.	63	3,105
Nielsen Holdings NV	46	2,237
Nike Inc. - Class B	32	2,513
Norwegian Cruise Line Holdings Ltd. (c)	60	1,911
Oracle Corp.	114	4,604
PNC Financial Services Group Inc.	24	2,173
Praxair Inc.	22	2,909
Quest Diagnostics Inc.	25	1,467
Ross Stores Inc.	27	1,805
Schlumberger Ltd.	26	3,078
Seattle Genetics Inc. (c) (e)	184	7,038
Sirius XM Holdings Inc. (c) (e)	1,492	5,162
St. Jude Medical Inc.	26	1,780
Starbucks Corp.	66	5,123
Tableau Software Inc. - Class A (c)	20	1,448
VeriSign Inc. (c)	95	4,642
Visa Inc. - Class A	10	2,128
Waste Connections Inc.	48	2,306
Wells Fargo & Co.	42	2,223
		191,223
Total Common Stocks (cost $311,291)		421,088

PREFERRED STOCKS - 0.7%
BRAZIL - 0.7%
Vale SA	271	3,221

Total Preferred Stocks (cost $3,358)		3,221

SHORT TERM INVESTMENTS - 5.4%
Investment Companies - 1.5%
JNL Money Market Fund, 0.01% (a) (h)	6,238	6,238
Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	16,715	16,715
Total Short Term Investments (cost $22,953)		22,953
Total Investments - 104.0% (cost $337,602)		447,262
Other Assets and Liabilities, Net - (4.0%)		(17,050)
Total Net Assets - 100.0%		$430,212

Portfolio Composition:	Percentage of Total Investments
Information Technology	15.5%
Health Care	15.0
Financials	14.2
Consumer Discretionary	13.7
Industrials	10.9
Energy	7.7
Consumer Staples	6.1
Materials	5.7
Telecommunication Services	4.2
Utilities	1.9
Short Term Investments	5.1
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 14.2%
1-800-Flowers.com Inc. - Class A (c)	2	$9
Aaron’s Inc.	6	204
Abercrombie & Fitch Co. - Class A (e)	5	229
Advance Auto Parts Inc.	3	397
Aeropostale Inc. (c) (e)	3	10
AH Belo Corp.	3	33
Allison Transmission Holdings Inc.	13	393
Amazon.com Inc. (c)	7	2,355

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
AMC Networks Inc. - Class A (c)	4	245
America’s Car-Mart Inc. (c) (e)	—	16
American Axle & Manufacturing Holdings Inc. (c)	4	71
American Eagle Outfitters Inc. (e)	8	86
American Public Education Inc. (c)	1	27
Ann Inc. (c)	4	181
Apollo Education Group Inc. - Class A (c)	11	344
Arctic Cat Inc.	1	35
Asbury Automotive Group Inc. (c)	3	188
Ascena Retail Group Inc. (c)	10	177
Ascent Capital Group Inc. - Class A (c)	1	59
Autoliv Inc.	5	488
AutoNation Inc. (c)	2	115
AutoZone Inc. (c)	1	429
Bally Technologies Inc. (c)	1	80
Barnes & Noble Inc. (c)	5	116
Bassett Furniture Industries Inc. (e)	1	7
Bebe Stores Inc.	9	26
Bed Bath & Beyond Inc. (c)	3	188
Best Buy Co. Inc.	13	397
Big 5 Sporting Goods Corp.	2	29
Big Lots Inc. (c)	3	140
Biglari Holdings Inc. (c)	—	34
BJ’s Restaurants Inc. (c)	2	83
Bloomin’ Brands Inc. (c)	2	47
Blue Nile Inc. (c)	1	17
Bob Evans Farms Inc. (e)	2	96
BorgWarner Inc.	6	359
Boyd Gaming Corp. (c)	2	19
Bridgepoint Education Inc. (c)	3	46
Bright Horizons Family Solutions Inc. (c)	—	4
Brinker International Inc.	4	200
Brown Shoe Co. Inc.	3	83
Brunswick Corp.	6	232
Buckle Inc. (e)	1	60
Buffalo Wild Wings Inc. (c)	1	215
Burger King Worldwide Inc.	3	68
Cabela’s Inc. - Class A (c) (e)	4	234
Cablevision Systems Corp. - Class A (e)	14	253
Caesars Entertainment Corp. (c) (e)	7	125
Callaway Golf Co.	5	40
Capella Education Co. (e)	1	57
Career Education Corp. (c)	4	19
Carmax Inc. (c)	6	331
Carmike Cinemas Inc. (c)	2	70
Carnival Corp.	8	298
Carriage Services Inc. (e)	1	10
Carrol’s Restaurant Group Inc. (c)	3	19
Carter’s Inc.	4	272
Cato Corp. - Class A	2	71
Cavco Industries Inc. (c)	1	43
CBS Corp. - Class A	—	12
CBS Corp. - Class B	12	768
Charles & Colvard Ltd. (c)	2	4
Charter Communications Inc. - Class A (c)	2	394
Cheesecake Factory Inc.	3	149
Chico’s FAS Inc.	9	146
Childrens Place Retail Stores Inc. (e)	1	64
Chipotle Mexican Grill Inc. - Class A (c)	1	415
Choice Hotels International Inc.	4	171
Churchill Downs Inc.	1	112
Chuy’s Holdings Inc. (c)	—	7
Cinemark Holdings Inc.	6	216
Citi Trends Inc. (c)	1	28
Clear Channel Outdoor Holdings Inc.	2	15
Coach Inc.	4	130
Cobra Electronics Corp. (c)	—	—
Columbia Sportswear Co.	1	74
Comcast Corp. - Class A	72	3,854
Comcast Corp. - Special Class A	12	621
Conn’s Inc. (c) (e)	2	119
Cooper Tire & Rubber Co.	3	99
Core-Mark Holding Co. Inc.	2	73
Cracker Barrel Old Country Store Inc.	2	200
Crocs Inc. (c)	6	87
CSS Industries Inc.	—	11
CST Brands Inc.	6	224
Culp Inc.	1	10
Cumulus Media Inc. - Class A (c)	16	106
D.R. Horton Inc.	13	310
Dana Holding Corp.	14	345
Darden Restaurants Inc. (e)	6	265
Deckers Outdoor Corp. (c)	2	175
Del Frisco’s Restaurant Group Inc. (c)	1	19
Delphi Automotive Plc	8	564
Destination Maternity Corp.	1	21
Destination XL Group Inc. (c)	2	12
DeVry Education Group Inc.	5	218
Dick’s Sporting Goods Inc.	3	130
Dillard’s Inc. - Class A	3	389
DineEquity Inc.	2	120
DIRECTV (c)	8	697
Discovery Communications Inc. - Class A (c)	2	178
Discovery Communications Inc. - Class C (c)	1	94
DISH Network Corp. (c)	7	437
Dollar General Corp. (c)	6	371
Dollar Tree Inc. (c)	11	607
Domino’s Pizza Inc.	3	217
Dorman Products Inc. (c) (e)	2	113
DreamWorks Animation SKG Inc. - Class A (c) (e)	6	148
Drew Industries Inc.	2	113
DSW Inc. - Class A	4	115
Dunkin’ Brands Group Inc.	10	463
Einstein Noah Restaurant Group Inc.	1	21
Entercom Communications Corp. - Class A (c)	3	29
Entravision Communications Corp.	3	18
Escalade Inc.	1	15
Ethan Allen Interiors Inc.	1	25
EW Scripps Co. - Class A (c)	3	68
Expedia Inc.	4	305
Express Inc. (c)	6	96
FAB Universal Corp. (c) (e) (f) (p) (q)	—	1
Family Dollar Stores Inc.	3	165
Famous Dave’s Of America Inc. (c)	—	3
Federal-Mogul Corp. (c)	6	114
Fiesta Restaurant Group Inc. (c)	1	43
Finish Line Inc. - Class A	4	122
Five Below Inc. (c)	1	40
Foot Locker Inc.	9	462
Ford Motor Co.	100	1,717
Fossil Group Inc. (c)	2	177
Fred’s Inc. - Class A	1	14
FTD Cos. Inc. (c) (e)	2	68
Fuel Systems Solutions Inc. (c)	1	10
Full House Resorts Inc. (c)	—	—
G-III Apparel Group Ltd. (c)	1	113
Gaiam Inc. - Class A (c)	—	1
GameStop Corp. - Class A	6	235
Gannett Co. Inc.	10	304
Gap Inc.	16	676
Garmin Ltd. (e)	6	348
General Motors Co.	23	852
Genesco Inc. (c)	2	164
Gentex Corp.	9	258

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Gentherm Inc. (c)	3	133
Genuine Parts Co.	5	408
GNC Holdings Inc. - Class A	5	171
Goodyear Tire & Rubber Co.	10	286
Graham Holdings Co	1	359
Grand Canyon Education Inc. (c)	2	101
Gray Television Inc. (c)	6	76
Group 1 Automotive Inc.	2	170
Groupon Inc. - Class A (c) (e)	14	95
Guess? Inc.	4	117
H&R Block Inc.	11	382
HanesBrands Inc.	3	310
Harley-Davidson Inc.	8	578
Harman International Industries Inc.	3	366
Harte-Hanks Inc.	4	31
Hasbro Inc.	4	189
Haverty Furniture Cos. Inc.	2	39
Helen of Troy Ltd. (c)	2	117
hhgregg Inc. (c) (e)	1	9
Hibbett Sports Inc. (c) (e)	1	39
Hillenbrand Inc.	4	119
Home Depot Inc.	42	3,390
HomeAway Inc. (c)	3	102
Hovnanian Enterprises Inc. (c)	7	36
HSN Inc.	5	291
Hyatt Hotels Corp. (c)	2	126
Iconix Brand Group Inc. (c)	2	97
International Game Technology	13	209
International Speedway Corp. - Class A	2	65
Interpublic Group of Cos. Inc.	12	238
Interval Leisure Group Inc.	3	72
iRobot Corp. (c) (e)	2	73
Isle of Capri Casinos Inc. (c)	1	9
Jack in the Box Inc.	4	230
John Wiley & Sons Inc. - Class A	3	151
John Wiley & Sons Inc. - Class B	—	6
Johnson Controls Inc.	12	605
Journal Communications Inc. - Class A (c)	3	23
K12 Inc. (c) (e)	1	26
Kate Spade & Co. (c)	7	252
KB Home (e)	4	65
Kirkland’s Inc. (c)	2	28
Kohl’s Corp.	13	699
Kona Grill Inc. (c)	1	18
Krispy Kreme Doughnuts Inc. (c) (e)	3	50
L Brands Inc.	7	420
La-Z-Boy Inc.	3	58
Lakeland Industries Inc. (c)	—	1
Lamar Advertising Co. - Class A	6	309
Lands’ End Inc. (c) (e)	2	50
Las Vegas Sands Corp.	12	951
Lear Corp.	4	356
Leggett & Platt Inc.	7	253
Lennar Corp. - Class A	6	248
Libbey Inc. (c)	1	19
Liberty Global Plc - Class A (c) (e)	5	216
Liberty Global Plc - Class C (c)	12	492
Liberty Interactive Corp. - Class A (c)	23	677
Liberty Media Corp. - Class A (c)	5	714
Liberty Ventures - Class A (c)	4	332
Life Time Fitness Inc. (c) (e)	3	151
Lifetime Brands Inc.	1	17
LIN Media LLC - Class A (c)	2	42
Lions Gate Entertainment Corp.	4	124
Lithia Motors Inc. - Class A	2	175
Live Nation Inc. (c)	12	296
LKQ Corp. (c)	7	198
Lowe’s Cos. Inc.	29	1,392
Luby’s Inc. (c) (e)	1	8
Lululemon Athletica Inc. (c) (e)	2	89
Lumber Liquidators Holdings Inc. (c)	1	76
M/I Homes Inc. (c)	1	32
Macy’s Inc.	11	655
Madison Square Garden Inc. - Class A (c)	3	200
Marcus Corp.	1	16
Marine Products Corp.	1	10
MarineMax Inc. (c)	1	24
Marriott International Inc. - Class A	7	464
Marriott Vacations Worldwide Corp. (c)	2	142
Mattel Inc.	8	298
Matthews International Corp.	2	94
Mattress Firm Holding Corp. (c) (e)	1	54
McClatchy Co. - Class A (c)	—	—
McDonald’s Corp.	33	3,296
McGraw-Hill Financial. Inc.	8	658
MDC Holdings Inc.	3	96
Media General Inc. - Class A (c) (e)	—	7
Men’s Wearhouse Inc.	4	234
Meredith Corp.	2	92
Meritage Homes Corp. (c)	3	127
MGM Resorts International (c)	25	665
Michael Kors Holdings Ltd. (c)	6	523
Modine Manufacturing Co. (c)	4	58
Mohawk Industries Inc. (c)	3	476
Monarch Casino & Resort Inc. (c)	1	11
Monro Muffler Brake Inc. (e)	2	85
Morningstar Inc.	2	172
Motorcar Parts of America Inc. (c)	1	15
Movado Group Inc.	1	46
National CineMedia Inc.	4	62
Nautilus Inc. (c)	3	37
Netflix Inc. (c)	1	397
New York & Co. Inc. (c)	5	18
New York Times Co. - Class A (e)	10	151
Newell Rubbermaid Inc.	8	239
News Corp. - Class A (c)	15	270
News Corp. - Class B (c)	9	150
Nexstar Broadcasting Group Inc. - Class A	1	63
Nike Inc. - Class B	14	1,068
Nordstrom Inc.	7	502
NutriSystem Inc.	1	18
NVR Inc. (c)	—	345
O’Reilly Automotive Inc. (c)	5	741
Office Depot Inc. (c)	31	178
Omnicom Group Inc.	7	490
Orbitz Worldwide Inc. (c)	2	21
Orient-Express Hotels Ltd. - Class A (c)	6	93
Outerwall Inc. (c) (e)	1	77
Overstock.com Inc. (c)	1	8
Oxford Industries Inc.	1	60
Pandora Media Inc. (c)	6	178
Panera Bread Co. - Class A (c)	2	237
Papa John’s International Inc.	3	124
Penn National Gaming Inc. (c)	4	54
Penske Auto Group Inc.	6	292
Pep Boys-Manny Moe & Jack (c)	2	26
PetSmart Inc.	4	215
Pier 1 Imports Inc.	6	97
Polaris Industries Inc.	3	393
Pool Corp.	2	109
Popeyes Louisiana Kitchen Inc. (c)	1	41
Priceline Group Inc. (c)	1	1,083
Pulte Homes Inc.	19	377
PVH Corp.	4	472
Quicksilver Inc. (c)	7	25
Ralph Lauren Corp. - Class A	1	155

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Red Lion Hotels Corp. (c)	1	4
Red Robin Gourmet Burgers Inc. (c)	1	57
Regal Entertainment Group - Class A (e)	7	153
Regis Corp.	2	31
Rent-A-Center Inc.	4	126
Restoration Hardware Holdings Inc. (c)	—	11
RG Barry Corp.	—	2
Rick’s Cabaret International Inc. (c)	1	8
Rocky Brands Inc.	1	9
Ross Stores Inc.	11	716
Royal Caribbean Cruises Ltd.	11	594
Ruby Tuesday Inc. (c)	3	20
Ruth’s Hospitality Group Inc.	3	39
Ryland Group Inc. (e)	3	114
Sally Beauty Holdings Inc. (c)	3	83
Scientific Games Corp. (c)	6	63
Scripps Networks Interactive Inc. - Class A	5	400
Sears Holdings Corp. (c) (e)	5	200
SeaWorld Entertainment Inc.	1	14
Select Comfort Corp. (c)	5	95
Service Corp. International	14	291
Shiloh Industries Inc. (c) (e)	1	15
Shoe Carnival Inc.	1	27
Shutterfly Inc. (c)	3	113
Shutterstock Inc. (c) (e)	1	75
Signet Jewelers Ltd.	3	281
Sinclair Broadcast Group Inc. - Class A (e)	4	138
Sirius XM Holdings Inc. (c) (e)	49	169
Six Flags Entertainment Corp.	6	261
Sizmek Inc. (c)	3	30
Skechers U.S.A. Inc. - Class A (c)	3	116
Skullcandy Inc. (c)	2	11
Smith & Wesson Holding Corp. (c) (e)	3	42
Sonic Automotive Inc.	4	116
Sonic Corp. (c)	4	87
Sotheby’s	4	151
Spartan Motors Inc.	2	7
Speedway Motorsports Inc.	2	27
Stage Stores Inc.	2	30
Standard Motor Products Inc.	2	98
Standard-Pacific Corp. (c) (e)	16	142
Staples Inc.	31	335
Starbucks Corp.	21	1,618
Starwood Hotels & Resorts Worldwide Inc.	5	429
Starz - Class A (c)	6	170
Stein Mart Inc.	2	28
Steiner Leisure Ltd. (c)	1	38
Steven Madden Ltd. (c)	4	123
Stoneridge Inc. (c)	3	33
Strayer Education Inc. (c) (e)	—	15
Sturm Ruger & Co. Inc. (e)	—	24
Systemax Inc. (c)	2	24
Target Corp.	15	861
Taylor Morrison Home Corp. - Class A (c)	1	18
Tempur Sealy International Inc. (c)	4	211
Tenneco Inc. (c)	3	216
Tesla Motors Inc. (c)	3	668
Texas Roadhouse Inc.	5	133
Thor Industries Inc.	3	183
Tiffany & Co.	3	307
Tile Shop Holdings Inc. (c) (e)	—	3
Time Inc. (c)	3	63
Time Warner Cable Inc.	6	943
Time Warner Inc.	21	1,464
TJX Cos. Inc.	22	1,173
Toll Brothers Inc. (c)	8	280
Tower International Inc. (c)	1	31
Town Sports International Holdings Inc. (e)	2	11
Tractor Supply Co.	5	293
TripAdvisor Inc. (c)	4	402
TRW Automotive Holdings Corp. (c)	7	601
Tupperware Brands Corp.	3	264
Twenty-First Century Fox Inc. - Class A	25	866
Twenty-First Century Fox Inc. - Class B	7	246
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	137
Under Armour Inc. - Class A (c) (e)	4	229
Unifi Inc. (c)	—	11
Universal Electronics Inc. (c)	2	83
Universal Technical Institute Inc.	2	20
Urban Outfitters Inc. (c)	8	255
Vail Resorts Inc.	2	139
ValueVision Media Inc. (c)	4	22
VF Corp.	8	500
Viacom Inc. - Class A	—	9
Viacom Inc. - Class B	12	1,030
Visteon Corp. (c)	4	388
Vitamin Shoppe Inc. (c) (e)	1	56
VOXX International Corp. - Class A (c)	—	1
WABCO Holdings Inc. (c)	2	173
Walt Disney Co.	30	2,574
Weight Watchers International Inc. (e)	1	20
Wendy’s Co.	25	212
West Marine Inc. (c)	1	10
Wet Seal Inc. - Class A (c) (e)	7	6
Whirlpool Corp.	5	668
William Lyon Homes - Class A (c)	—	9
Williams-Sonoma Inc.	6	402
Winmark Corp.	—	7
Winnebago Industries Inc. (c)	1	25
Wolverine World Wide Inc. (e)	5	136
World Wrestling Entertainment Inc. - Class A (e)	1	12
Wyndham Worldwide Corp.	7	541
Wynn Resorts Ltd.	2	374
Yum! Brands Inc.	13	1,058
Zumiez Inc. (c)	2	54
		93,410
CONSUMER STAPLES - 7.7%
Alico Inc.	—	11
Alliance One International Inc. (c)	5	13
Altria Group Inc.	56	2,369
Andersons Inc.	2	111
Annie’s Inc. (c) (e)	1	21
Archer-Daniels-Midland Co.	15	671
Avon Products Inc.	8	119
B&G Foods Inc.	4	133
Boston Beer Co. Inc. (c)	—	75
Boulder Brands Inc. (c)	4	58
Brown-Forman Corp. - Class A	1	70
Brown-Forman Corp. - Class B	4	331
Bunge Ltd.	7	535
Cal-Maine Foods Inc.	2	119
Calavo Growers Inc.	1	33
Campbell Soup Co.	16	732
Casey’s General Stores Inc.	4	291
Central Garden & Pet Co. (c)	1	5
Central Garden & Pet Co. - Class A (c)	3	25
Chefs’ Warehouse Inc. (c) (e)	1	18
Chiquita Brands International Inc. (c)	3	34
Church & Dwight Co. Inc.	5	323
Clorox Co.	5	492
Coca-Cola Bottling Co.	1	45
Coca-Cola Co.	90	3,797
Coca-Cola Enterprises Inc.	19	884
Colgate-Palmolive Co.	26	1,782

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ConAgra Foods Inc.	21	626
Constellation Brands Inc. - Class A (c)	7	579
Constellation Brands Inc. - Class B (c)	—	1
Costco Wholesale Corp.	9	1,091
Craft Brewers Alliance Inc. (c)	1	9
CVS Caremark Corp.	27	2,028
Darling Ingredients Inc. (c)	9	194
Dean Foods Co.	4	78
Dr. Pepper Snapple Group Inc.	10	566
Elizabeth Arden Inc. (c)	1	24
Energizer Holdings Inc.	3	368
Estee Lauder Cos. Inc.	7	497
Farmer Bros. Co. (c)	1	15
Flowers Foods Inc.	13	281
Fresh Del Monte Produce Inc.	4	111
General Mills Inc.	14	711
Hain Celestial Group Inc. (c)	3	226
Herbalife Ltd. (e)	2	149
Hershey Co.	4	420
Hillshire Brands Co.	7	426
Hormel Foods Corp.	5	265
Ingles Markets Inc. - Class A	1	17
Ingredion Inc.	5	374
Inter Parfums Inc.	2	51
Inventure Foods Inc. (c)	—	2
J&J Snack Foods Corp.	1	85
JM Smucker Co.	5	533
John B. Sanfilippo & Son Inc.	—	11
Kellogg Co.	9	605
Keurig Green Mountain Inc.	4	557
Kimberly-Clark Corp.	12	1,296
Kraft Foods Group Inc.	17	990
Kroger Co.	18	879
Lancaster Colony Corp.	2	173
Limoneira Co.	1	24
Lorillard Inc.	6	380
Mannatech Inc. (c)	—	4
McCormick & Co. Inc.	3	215
Mead Johnson Nutrition Co.	7	645
Medifast Inc. (c)	1	36
Molson Coors Brewing Co. - Class B	8	564
Mondelez International Inc. - Class A	38	1,446
Monster Beverage Corp. (c)	7	503
National Beverage Corp. (c)	2	34
Nu Skin Enterprises Inc.	1	90
Nutraceutical International Corp. (c)	1	26
Oil-Dri Corp. of America	—	3
Omega Protein Corp. (c)	1	8
Orchids Paper Products Co.	—	7
Pantry Inc. (c)	1	21
PepsiCo Inc.	44	3,963
Philip Morris International Inc.	30	2,493
Pilgrim’s Pride Corp. (c)	8	209
Post Holdings Inc. (c)	4	184
Prestige Brands Holdings Inc. (c)	3	107
PriceSmart Inc.	1	78
Procter & Gamble Co.	46	3,591
Revlon Inc. - Class A (c)	2	73
Reynolds American Inc.	10	592
Rite Aid Corp. (c)	49	351
Safeway Inc.	14	467
Sanderson Farms Inc. (e)	2	202
Snyders-Lance Inc.	5	139
SpartanNash Co.	2	44
Spectrum Brands Holdings Inc.	3	284
SUPERVALU Inc. (c)	3	22
Susser Holdings Corp. (c)	1	95
Sysco Corp.	12	468
The Fresh Market Inc. (c) (e)	2	50
Tootsie Roll Industries Inc. (e)	2	50
TreeHouse Foods Inc. (c)	2	197
Tyson Foods Inc.	14	525
United Natural Foods Inc. (c)	3	163
Universal Corp. (e)	1	61
USANA Health Sciences Inc. (c) (e)	1	39
Vector Group Ltd. (e)	2	47
Village Super Market Inc. - Class A	—	7
Wal-Mart Stores Inc.	41	3,098
Walgreen Co.	14	1,068
WD-40 Co.	1	65
Weis Markets Inc.	2	69
WhiteWave Foods Co. - Class A (c)	7	212
Whole Foods Market Inc.	5	212
		50,566
ENERGY - 10.8%
Adams Resources & Energy Inc.	—	19
Alon USA Energy Inc.	5	58
Alpha Natural Resources Inc. (c) (e)	12	45
Anadarko Petroleum Corp.	15	1,589
Apache Corp.	9	927
Atwood Oceanics Inc. (c)	4	227
Baker Hughes Inc.	10	782
Basic Energy Services Inc. (c)	4	103
Bill Barrett Corp. (c)	2	61
Bolt Technology Corp. (e)	1	27
Bonanza Creek Energy Inc. (c)	3	174
BPZ Resources Inc. (c)	4	12
Bristow Group Inc.	2	121
C&J Energy Services Inc. (c)	3	111
Cabot Oil & Gas Corp. - Class A	18	624
Callon Petroleum Co. (c)	3	33
Cameron International Corp. (c)	10	689
CARBO Ceramics Inc. (e)	1	187
Carrizo Oil & Gas Inc. (c)	4	247
Cheniere Energy Inc. (c)	5	376
Chesapeake Energy Corp.	24	733
Chevron Corp.	54	7,056
Cimarex Energy Co.	6	809
Clayton Williams Energy Inc. (c)	1	151
Cloud Peak Energy Inc. (c)	5	92
Cobalt International Energy Inc. (c)	8	141
Comstock Resources Inc.	2	66
Concho Resources Inc. (c)	5	739
ConocoPhillips	39	3,304
CONSOL Energy Inc.	11	504
Contango Oil & Gas Co. (c)	1	36
Continental Resources Inc. (c) (e)	2	269
Core Laboratories NV	2	284
CVR Energy Inc. (e)	3	123
Delek US Holdings Inc.	5	128
Denbury Resources Inc.	13	237
Devon Energy Corp.	10	814
Diamond Offshore Drilling Inc. (e)	4	194
Diamondback Energy Inc. (c)	2	154
Dresser-Rand Group Inc. (c)	5	312
Dril-Quip Inc. (c)	2	218
Emerald Oil Inc. (c) (e)	2	18
Endeavour International Corp. (c) (e)	1	1
Energen Corp.	4	347
Energy XXI Bermuda Ltd. (e)	6	142
EnLink Midstream LLC	3	129
EOG Resources Inc.	15	1,750
EQT Corp.	4	385
Era Group Inc. (c)	2	45
Evolution Petroleum Corp.	1	6

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Exterran Holdings Inc.	6	260
Exxon Mobil Corp.	120	12,066
FMC Technologies Inc. (c)	5	303
Forum Energy Technologies Inc. (c)	6	208
GasLog Ltd.	2	78
Gastar Exploration Inc. (c) (e)	6	53
Geospace Technologies Corp. (c) (e)	1	39
Goodrich Petroleum Corp. (c) (e)	2	51
Green Plains Inc.	3	95
Gulf Island Fabrication Inc.	1	13
Gulfmark Offshore Inc. - Class A	2	96
Gulfport Energy Corp. (c)	5	295
Halcon Resources Corp. (c)	5	33
Halliburton Co.	18	1,285
Helix Energy Solutions Group Inc. (c)	10	255
Helmerich & Payne Inc.	6	642
Hercules Offshore Inc. (c) (e)	6	23
Hess Corp.	7	712
HKN Inc. (c)	—	2
HollyFrontier Corp.	10	433
Hornbeck Offshore Services Inc. (c) (e)	2	85
ION Geophysical Corp. (c)	12	51
Key Energy Services Inc. (c)	13	121
Kinder Morgan Inc.	15	555
Knightsbridge Tankers Ltd.	3	38
Kodiak Oil & Gas Corp. (c)	26	383
Kosmos Energy Ltd. (c)	11	122
Laredo Petroleum Holdings Inc. (c)	8	233
LinnCo LLC	5	169
Magnum Hunter Resources Corp. (c)	7	58
Marathon Oil Corp.	22	890
Marathon Petroleum Corp.	8	650
Matador Resources Co. (c)	5	142
Matrix Service Co. (c)	2	49
McDermott International Inc. (c) (e)	4	32
Miller Energy Resources Inc. (c) (e)	—	1
Mitcham Industries Inc. (c) (e)	1	8
Murphy Oil Corp.	4	291
Murphy USA Inc. (c)	2	84
Nabors Industries Ltd.	19	559
National Oilwell Varco Inc.	10	830
Natural Gas Services Group Inc. (c)	1	23
Newfield Exploration Co. (c)	13	570
Newpark Resources Inc. (c)	7	90
Noble Corp plc	12	386
Noble Energy Inc.	8	655
Northern Oil and Gas Inc. (c) (e)	4	72
Oasis Petroleum Inc. (c)	8	424
Occidental Petroleum Corp.	21	2,133
Oceaneering International Inc.	4	307
Oil States International Inc. (c)	4	233
Panhandle Oil and Gas Inc. - Class A	1	43
Parker Drilling Co. (c)	10	66
Patterson-UTI Energy Inc.	13	439
PBF Energy Inc. - Class A	3	83
PDC Energy Inc. (c)	2	152
Peabody Energy Corp.	17	279
Penn Virginia Corp. (c)	7	124
PetroQuest Energy Inc. (c)	6	43
PHI Inc. (c)	—	4
PHI Inc. (c)	1	36
Phillips 66	12	968
Pioneer Energy Services Corp. (c)	2	40
Pioneer Natural Resources Co.	4	926
QEP Resources Inc.	18	609
Range Resources Corp.	5	437
Renewable Energy Group Inc. (c)	2	18
Rentech Inc. (c)	2	6
Rex Energy Corp. (c)	5	88
RigNet Inc. (c)	1	43
Rosetta Resources Inc. (c)	4	217
Rowan Cos. Plc - Class A	8	260
RPC Inc.	13	305
SandRidge Energy Inc. (c) (e)	41	296
Schlumberger Ltd.	24	2,845
Scorpio Tankers Inc.	12	120
SEACOR Holdings Inc. (c)	2	130
SemGroup Corp. - Class A	3	204
Ship Finance International Ltd. (e)	4	73
SM Energy Co.	5	458
Southwestern Energy Co. (c)	25	1,124
Spectra Energy Corp.	12	519
Stone Energy Corp. (c)	5	217
Superior Energy Services Inc.	8	300
Synergy Resources Corp. (c)	4	47
Targa Resources Corp.	3	350
Teekay Corp.	5	334
Tesco Corp.	3	53
Tesoro Corp.	7	391
Tetra Technologies Inc. (c)	6	69
TGC Industries Inc. (c)	1	4
Tidewater Inc.	4	215
Transocean Ltd. (e)	8	376
Triangle Petroleum Corp. (c) (e)	6	74
Ultra Petroleum Corp. (c) (e)	10	301
Unit Corp. (c)	4	298
VAALCO Energy Inc. (c)	5	37
Valero Energy Corp.	14	707
W&T Offshore Inc. (e)	4	62
Warren Resources Inc. (c)	6	34
Weatherford International Plc (c)	37	842
Western Refining Inc. (e)	8	293
Westmoreland Coal Co. (c)	1	33
Whiting Petroleum Corp. (c)	7	539
Willbros Group Inc. (c)	6	72
Williams Cos. Inc.	11	623
World Fuel Services Corp. (e)	5	238
WPX Energy Inc. (c)	13	317
		70,566
FINANCIALS - 14.4%
1st Source Corp.	2	46
1st United Bancorp Inc.	1	11
ACE Ltd.	8	829
Affiliated Managers Group Inc. (c)	1	246
AFLAC Inc.	11	685
Alexander & Baldwin Inc.	4	156
Alleghany Corp. (c)	1	294
Allied World Assurance Co. Holdings Ltd.	7	257
Allstate Corp.	10	614
Altisource Asset Management Corp. (c)	—	36
Altisource Portfolio Solutions SA (c) (e)	1	80
Ambac Financial Group Inc. (c)	—	8
American Capital Ltd. (c)	18	278
American Equity Investment Life Holding Co.	6	159
American Express Co.	28	2,668
American Financial Group Inc.	6	339
American International Group Inc.	33	1,788
American National Insurance Co.	1	162
Ameriprise Financial Inc.	4	505
Ameris Bancorp	1	24
Amerisafe Inc.	1	45
AmTrust Financial Services Inc. (e)	5	225
Aon Plc - Class A	5	432
Arch Capital Group Ltd. (c)	6	368
Argo Group International Holdings Ltd.	1	34

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Arrow Financial Corp.	—	1
Arthur J Gallagher & Co.	4	204
Aspen Insurance Holdings Ltd.	4	186
Associated Bancorp	11	203
Assurant Inc.	5	302
Assured Guaranty Ltd.	12	290
Astoria Financial Corp.	7	89
Atlanticus Holdings Corp. (c)	1	2
AV Homes Inc. (c)	1	10
Axis Capital Holdings Ltd.	7	322
Baldwin & Lyons Inc. - Class B	1	13
BancFirst Corp.	1	68
Bancorp Inc. (c)	2	25
BancorpSouth Inc.	8	203
Bank Mutual Corp.	2	12
Bank of America Corp.	249	3,830
Bank of Hawaii Corp.	3	176
Bank of New York Mellon Corp.	26	979
Bank of the Ozarks Inc.	4	146
BankUnited Inc.	7	218
Banner Corp.	2	62
BB&T Corp.	16	639
BBCN Bancorp Inc.	7	108
Beneficial Mutual Bancorp Inc. (c)	4	53
Berkshire Hathaway Inc. - Class B (c)	34	4,263
Berkshire Hills Bancorp Inc.	1	27
BGC Partners Inc.	17	128
BlackRock Inc.	3	1,000
BofI Holding Inc. (c)	1	51
BOK Financial Corp.	4	241
Boston Private Financial Holdings Inc.	7	89
Brookline Bancorp Inc.	7	61
Brown & Brown Inc.	10	317
Bryn Mawr Bank Corp.	1	43
C&F Financial Corp. (e)	—	1
Calamos Asset Management Inc. - Class A	1	8
Camden National Corp.	—	12
Capital City Bank Group Inc. (e)	1	10
Capital One Financial Corp.	14	1,120
Capital Southwest Corp.	1	18
Capitol Federal Financial Inc.	11	138
Cardinal Financial Corp.	2	35
CareTrust REIT Inc. (c)	2	30
Cascade Bancorp (c)	1	6
Cash America International Inc.	2	77
Cathay General Bancorp	6	153
CBOE Holdings Inc.	5	260
CBRE Group Inc. - Class A (c)	10	309
Center Bancorp Inc. (e)	1	25
CenterState Banks of Florida Inc.	1	15
Central Pacific Financial Corp.	3	50
Charles Schwab Corp.	19	505
Chemical Financial Corp.	2	53
Chubb Corp.	6	535
Cincinnati Financial Corp.	8	378
CIT Group Inc.	10	440
Citigroup Inc.	59	2,781
Citizens Inc. - Class A (c) (e)	2	16
City Holdings Co.	1	48
City National Corp.	4	267
Clifton Bancorp Inc.	1	16
CME Group Inc.	7	522
CNA Financial Corp.	2	77
CNB Financial Corp.	1	18
CNO Financial Group Inc.	12	205
CoBiz Financial Inc.	3	31
Cohen & Steers Inc. (e)	1	35
Columbia Banking System Inc.	4	107
Comerica Inc.	9	436
Commerce Bancshares Inc.	6	287
Community Bank System Inc.	3	108
Community Trust Bancorp Inc.	1	38
Consolidated-Tomoka Land Co.	—	9
Cowen Group Inc. - Class A (c)	9	38
Crawford & Co.	1	14
Credit Acceptance Corp. (c)	2	206
Cullen/Frost Bankers Inc.	4	308
CVB Financial Corp.	9	141
Diamond Hill Investment Group Inc.	—	13
Dime Community Bancshares Inc.	2	34
Discover Financial Services	10	601
Donegal Group Inc. - Class A	1	14
Doral Financial Corp. (c)	1	3
E*TRADE Financial Corp. (c)	18	384
East West Bancorp Inc.	9	318
Eaton Vance Corp.	6	231
eHealth Inc. (c)	1	27
EMC Insurance Group Inc.	1	18
Employer Holdings Inc.	3	56
Endurance Specialty Holdings Ltd.	4	196
Enstar Group Ltd. (c)	1	182
Enterprise Financial Services Corp.	1	25
Erie Indemnity Co. - Class A	2	161
ESSA BanCorp Inc. (e)	1	11
EverBank Financial Corp.	1	14
Evercore Partners Inc.	2	131
Everest Re Group Ltd.	2	369
EZCorp Inc. (c)	3	35
FBL Financial Group Inc. - Class A	1	64
Federal Agricultural Mortgage Corp. - Class C	1	28
Federated Investors Inc. - Class B (e)	8	235
Federated National Holding Co.	1	18
Fidelity National Financial Inc. - Class A	12	403
Fifth Third Bancorp	21	442
Financial Engines Inc. (e)	2	73
Financial Institutions Inc.	1	14
First American Financial Corp.	7	189
First Bancorp Inc. (c)	15	80
First Bancorp Inc.	1	9
First Busey Corp.	6	33
First Cash Financial Services Inc. (c)	2	104
First Citizens BancShares Inc. - Class A	—	23
First Commonwealth Financial Corp.	6	56
First Community Bancshares Inc.	1	11
First Financial Bancorp	3	52
First Financial Bankshares Inc. (e)	2	75
First Financial Corp.	1	29
First Financial Northwest Inc.	1	9
First Horizon National Corp.	15	175
First Interstate BancSystem Inc. - Class A	2	42
First Merchants Corp.	3	65
First Midwest Bancorp Inc.	7	111
First Niagara Financial Group Inc.	22	194
First Republic Bank	6	340
FirstMerit Corp.	10	204
Flagstar Bancorp Inc. (c)	2	42
Flushing Financial Corp.	2	48
FNB Corp.	13	167
Forest City Enterprises Inc. (c)	11	228
Forestar Group Inc. (c)	2	32
Fox Chase Bancorp Inc.	1	10
Franklin Resources Inc.	7	393
Fulton Financial Corp.	15	188
FXCM Inc. - Class A (e)	2	32
Gain Capital Holdings Inc. (e)	4	29
GAMCO Investors Inc.	—	28

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Genworth Financial Inc. (c)	24	412
Geo Group Inc.	4	128
German American Bancorp Inc.	1	16
GFI Group Inc.	8	28
Glacier Bancorp Inc.	6	173
Global Indemnity Plc (c) (e)	1	18
Goldman Sachs Group Inc.	10	1,670
Great Southern Bancorp Inc.	1	19
Green Dot Corp. (c)	2	40
Greenhill & Co. Inc. (e)	1	48
Greenlight Capital Re Ltd. - Class A (c)	2	66
Hallmark Financial Services Inc. (c)	2	23
Hancock Holding Co.	6	196
Hanmi Financial Corp.	2	51
Hanover Insurance Group Inc.	4	230
Hartford Financial Services Group Inc.	21	769
HCC Insurance Holdings Inc.	7	319
HCI Group Inc. (e)	1	49
Heartland Financial USA Inc.	1	35
Heritage Commerce Corp.	1	9
Heritage Financial Corp.	1	20
HFF Inc. - Class A	2	71
Hilltop Holdings Inc. (c)	7	155
Home Bancshares Inc.	4	126
Horace Mann Educators Corp.	1	46
Howard Hughes Corp. (c)	2	392
Hudson City Bancorp Inc.	25	246
Hudson Valley Holding Corp.	1	25
Huntington Bancshares Inc.	39	373
IberiaBank Corp.	3	180
ICG Group Inc. (c)	2	47
Imperial Holdings Inc. (c) (e)	2	11
Independent Bank Corp.	1	37
Interactive Brokers Group Inc.	5	126
Intercontinental Exchange Inc.	2	368
International Bancshares Corp.	5	122
INTL FCStone Inc. (c)	1	28
Invesco Ltd.	21	798
Investment Technology Group Inc. (c)	3	52
Investors Bancorp Inc.	15	164
Janus Capital Group Inc. (e)	7	89
Jones Lang LaSalle Inc.	3	402
JPMorgan Chase & Co.	87	5,020
KCG Holdings Inc. - Class A (c)	—	3
Kearny Financial Corp. (c)	2	33
Kemper Corp.	4	159
Kennedy-Wilson Holdings Inc.	5	135
KeyCorp	43	617
Ladenburg Thalmann Financial Services Inc. (c)	7	22
Lakeland Bancorp Inc.	2	22
Lakeland Financial Corp.	1	35
Legg Mason Inc.	8	397
Leucadia National Corp.	17	455
Lincoln National Corp.	13	649
Loews Corp.	8	333
LPL Financial Holdings Inc.	7	336
M&T Bank Corp.	6	758
Macatawa Bank Corp. (e)	1	3
Maiden Holdings Ltd.	4	45
MainSource Financial Group Inc.	1	16
Markel Corp. (c)	1	412
MarketAxess Holdings Inc.	1	71
Marlin Business Services Inc.	1	18
Marsh & McLennan Cos. Inc.	9	469
MB Financial Inc.	4	108
MBIA Inc. (c)	11	121
Medallion Financial Corp. (e)	2	19
Mercantile Bank Corp.	1	12
Merchants Bancshares Inc.	—	4
Mercury General Corp.	4	187
Meridian Interstate BanCorp Inc. (c)	1	26
MetLife Inc.	21	1,148
Metro Bancorp Inc. (c)	—	7
MGIC Investment Corp. (c)	10	92
Midsouth Bancorp Inc.	1	11
Montpelier Re Holdings Ltd.	3	93
Moody’s Corp.	9	796
Morgan Stanley	34	1,085
MSCI Inc. (c)	6	287
NASDAQ OMX Group Inc.	8	315
National Bank Holdings Corp. - Class A	2	34
National Interstate Corp.	—	11
National Penn Bancshares Inc.	8	81
Navient Corp.	24	418
Navigators Group Inc. (c)	1	40
NBT Bancorp Inc.	2	52
Nelnet Inc. - Class A	3	109
New York Community Bancorp Inc. (e)	21	335
NewBridge Bancorp (c)	1	11
NewStar Financial Inc. (c)	2	32
Northern Trust Corp.	12	739
Northfield Bancorp Inc.	4	51
Northwest Bancshares Inc.	8	107
OceanFirst Financial Corp.	1	13
Ocwen Financial Corp. (c)	4	132
OFG Bancorp (e)	4	75
Old National Bancorp	8	111
Old Republic International Corp.	19	315
OmniAmerican Bancorp Inc.	1	13
OneBeacon Insurance Group Ltd. - Class A	2	32
Oritani Financial Corp.	3	49
Pacific Continental Corp.	1	11
PacWest Bancorp	4	191
Park National Corp. (e)	1	39
Park Sterling Corp.	4	26
PartnerRe Ltd.	3	373
People’s United Financial Inc.	20	306
Peoples Bancorp Inc.	1	13
PHH Corp. (c)	3	75
Pico Holdings Inc. (c)	2	36
Pinnacle Financial Partners Inc.	3	107
Piper Jaffray Cos. (c)	1	47
Platinum Underwriters Holdings Ltd.	2	123
PNC Financial Services Group Inc.	12	1,037
Popular Inc. (c)	7	227
Portfolio Recovery Associates Inc. (c)	3	203
Preferred Bank (c)	1	14
Primerica Inc.	5	215
Principal Financial Group Inc.	14	708
PrivateBancorp Inc.	7	193
ProAssurance Corp.	4	174
Progressive Corp.	19	493
Prosperity Bancshares Inc.	4	258
Protective Life Corp.	5	347
Provident Financial Holdings Inc. (e)	—	3
Provident Financial Services Inc.	3	50
Prudential Financial Inc.	11	942
Radian Group Inc.	6	86
Raymond James Financial Inc.	6	299
Regional Management Corp. (c)	—	8
Regions Financial Corp.	64	678
Reinsurance Group of America Inc.	5	358
RenaissanceRe Holdings Ltd.	3	321
Renasant Corp.	2	49
Republic Bancorp Inc. - Class A	1	19

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Resource America Inc. - Class A	1	8
RLI Corp.	3	128
S&T Bancorp Inc.	2	46
Safeguard Scientifics Inc. (c)	1	27
Safety Insurance Group Inc.	3	131
Sandy Spring Bancorp Inc.	2	40
Seacoast Banking Corp of Florida (c)	—	1
SEI Investments Co.	9	283
Selective Insurance Group Inc.	5	119
Sierra Bancorp	1	9
Signature Bank (c)	2	308
Simmons First National Corp. - Class A	1	42
Simplicity Bancorp Inc.	—	7
SLM Corp.	40	329
South State Corp.	1	90
Southside Bancshares Inc. (e)	2	44
Southwest Bancorp Inc.	1	15
St. Joe Co. (c) (e)	3	76
StanCorp Financial Group Inc.	3	210
State Auto Financial Corp.	3	59
State Street Corp.	10	666
Sterling Bancorp	4	44
Stewart Information Services Corp.	1	43
Stifel Financial Corp. (c)	4	191
Stock Yards Bancorp Inc.	1	25
Suffolk Bancorp (c)	1	31
Sun Bancorp Inc. (c)	4	18
SunTrust Banks Inc.	13	507
Susquehanna Bancshares Inc.	14	153
SVB Financial Group (c)	4	476
Symetra Financial Corp.	7	168
Synovus Financial Corp.	9	217
T. Rowe Price Group Inc.	6	465
Taylor Capital Group Inc. (c)	1	28
TCF Financial Corp.	14	233
TD Ameritrade Holding Corp.	11	344
Tejon Ranch Co. (c)	1	29
Territorial Bancorp Inc.	1	10
Texas Capital Bancshares Inc. (c)	2	130
TFS Financial Corp. (c)	12	178
Tompkins Financial Corp.	1	42
Torchmark Corp.	4	355
Tower Group International Ltd. (e)	1	1
TowneBank (e)	1	21
Travelers Cos. Inc.	10	903
Tree.com Inc. (c)	1	28
Trico Bancshares	1	30
TrustCo Bank Corp.	7	50
Trustmark Corp.	5	135
U.S. Bancorp	41	1,793
UMB Financial Corp.	3	212
Umpqua Holdings Corp.	5	98
Union Bankshares Corp.	2	56
United Bankshares Inc.	2	78
United Community Banks Inc.	4	65
United Financial Bancorp Inc.	3	42
United Fire Group Inc.	1	35
Universal Insurance Holdings Inc.	4	48
Univest Corp. of Pennsylvania	1	27
Unum Group	12	429
Validus Holdings Ltd.	6	244
Valley National Bancorp (e)	6	58
ViewPoint Financial Group Inc	3	67
Virtus Investment Partners Inc. (c)	—	85
Waddell & Reed Financial Inc.	6	390
Washington Federal Inc.	9	202
Washington Trust Bancorp Inc.	1	36
Webster Financial Corp.	7	228
Wells Fargo & Co.	116	6,073
WesBanco Inc.	2	64
West Bancorp Inc.	1	12
Westamerica Bancorp (e)	2	83
Western Alliance Bancorp (c)	6	138
Westwood Holdings Group Inc.	—	18
Willis Group Holdings Plc	5	216
Wilshire Bancorp Inc.	8	82
Wintrust Financial Corp.	3	151
WisdomTree Investments Inc. (c) (e)	7	92
World Acceptance Corp. (c) (e)	1	38
WR Berkley Corp.	7	302
WSFS Financial Corp.	—	29
XL Group Plc	13	428
Yadkin Financial Corp (c)	—	1
Zions Bancorp	12	346
		94,678
HEALTH CARE - 10.8%
Abbott Laboratories	24	1,000
AbbVie Inc.	45	2,514
Acadia HealthCare Co. Inc. (c)	2	109
Accuray Inc. (c) (e)	1	9
Acorda Therapeutics Inc. (c)	1	37
Actavis plc (c)	4	998
Addus HomeCare Corp. (c)	—	9
Aetna Inc.	9	703
Affymetrix Inc. (c) (e)	8	69
Agilent Technologies Inc.	5	304
Air Methods Corp. (c)	4	194
Akorn Inc. (c)	4	146
Albany Molecular Research Inc. (c)	3	51
Alere Inc. (c)	6	223
Alexion Pharmaceuticals Inc. (c)	3	500
Align Technology Inc. (c)	3	157
Alkermes Plc (c)	7	339
Allergan Inc.	5	880
Alliance HealthCare Services Inc. (c)	—	9
Allscripts-Misys Healthcare Solutions Inc. (c)	12	189
Almost Family Inc. (c)	1	13
Alnylam Pharmaceuticals Inc. (c)	2	123
Amedisys Inc. (c) (e)	4	60
AmerisourceBergen Corp.	8	560
Amgen Inc.	12	1,447
AMN Healthcare Services Inc. (c)	3	32
Amsurg Corp. (c)	2	92
Analogic Corp. (e)	1	50
AngioDynamics Inc. (c)	2	25
Anika Therapeutics Inc. (c)	1	56
athenahealth Inc. (c) (e)	1	150
Atrion Corp.	—	21
Auxilium Pharmaceuticals Inc. (c) (e)	2	47
Baxano Surgical Inc. (c) (e)	1	—
Baxter International Inc.	12	864
Becton Dickinson & Co.	4	426
Bio-Rad Laboratories Inc. - Class A (c)	2	183
Bio-Reference Labs Inc. (c) (e)	2	48
Biogen Idec Inc. (c)	5	1,454
BioMarin Pharmaceutical Inc. (c)	3	198
BioScrip Inc. (c) (e)	5	45
BioTelemetry Inc. (c)	—	3
Boston Scientific Corp. (c)	63	800
Bristol-Myers Squibb Co.	27	1,291
Brookdale Senior Living Inc. (c)	7	243
Bruker Corp. (c)	9	216
Cambrex Corp. (c)	3	58
Cantel Medical Corp.	3	95
Capital Senior Living Corp. (c)	1	29

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Cardinal Health Inc.	6	389
CareFusion Corp. (c)	10	448
Celgene Corp. (c)	16	1,395
Celldex Therapeutics Inc. (c) (e)	2	34
Centene Corp. (c)	3	220
Cepheid Inc. (c)	2	98
Cerner Corp. (c)	5	261
Charles River Laboratories International Inc. (c)	4	195
Chemed Corp. (e)	1	66
Chindex International Inc. (c)	1	17
CIGNA Corp.	6	574
Community Health Systems Inc. (c)	9	399
Computer Programs & Systems Inc.	1	47
Conmed Corp.	1	49
Cooper Cos. Inc.	2	223
Corvel Corp. (c)	1	45
Covance Inc. (c)	3	253
Covidien Plc	7	665
CR Bard Inc.	2	308
Cross Country Healthcare Inc. (c)	2	11
CryoLife Inc.	1	11
Cubist Pharmaceuticals Inc. (c)	4	268
Cumberland Pharmaceuticals Inc. (c) (e)	1	4
Cyberonics Inc. (c)	1	69
Cynosure Inc. - Class A (c)	1	24
DaVita HealthCare Partners Inc. (c)	12	884
Dentsply International Inc.	5	252
DepoMed Inc. (c)	1	21
Edwards Lifesciences Corp. (c)	2	172
Eli Lilly & Co.	19	1,163
Emergent BioSolutions Inc. (c)	2	45
Emeritus Corp. (c)	2	57
Endo International Plc (c)	6	401
Ensign Group Inc.	2	47
ExacTech Inc. (c)	1	13
ExamWorks Group Inc. (c)	2	51
Express Scripts Holding Co. (c)	18	1,262
Five Star Quality Care Inc. (c)	2	11
Forest Laboratories Inc. (c)	13	1,239
Gentiva Health Services Inc. (c)	1	17
Gilead Sciences Inc. (c)	40	3,315
Globus Medical Inc. - Class A (c)	4	101
Greatbatch Inc. (c)	1	69
Haemonetics Corp. (c)	2	85
Hanger Orthopedic Group Inc. (c)	2	72
Harvard Apparatus Regenerative Technology Inc. (c)	—	—
Harvard Bioscience Inc. (c) (e)	—	1
HCA Holdings Inc. (c)	6	322
Health Net Inc. (c)	5	205
HealthSouth Corp.	6	233
Healthways Inc. (c)	2	34
Henry Schein Inc. (c)	3	343
Hill-Rom Holdings Inc.	4	177
HMS Holdings Corp. (c)	1	19
Hologic Inc. (c)	13	334
Hospira Inc. (c)	8	412
Humana Inc.	8	983
ICU Medical Inc. (c)	1	67
Idexx Laboratories Inc. (c)	2	271
Illumina Inc. (c)	3	485
Impax Laboratories Inc. (c)	6	174
Incyte Corp. (c)	5	283
Insys Therapeutics Inc. (c) (e)	1	26
Integra LifeSciences Holdings Corp. (c)	1	68
InterMune Inc. (c)	1	33
Intuitive Surgical Inc. (c)	1	329
Invacare Corp.	2	38
IPC The Hospitalist Co. Inc. (c) (e)	1	35
Isis Pharmaceuticals Inc. (c) (e)	4	127
Jazz Pharmaceuticals Plc (c)	3	432
Johnson & Johnson	53	5,566
Kindred Healthcare Inc.	5	124
Laboratory Corp. of America Holdings (c)	6	573
Landauer Inc.	—	11
Lannett Co. Inc. (c)	1	60
LHC Group Inc. (c)	1	28
LifePoint Hospitals Inc. (c)	3	173
Ligand Pharmaceuticals Inc. (c)	1	41
Luminex Corp. (c)	1	24
Magellan Health Services Inc. (c)	2	106
Mallinckrodt Plc (c) (e)	3	258
MannKind Corp. (c) (e)	26	281
Masimo Corp. (c)	2	57
McKesson Corp.	4	818
MedAssets Inc. (c)	4	101
Medicines Co. (c)	2	70
Medidata Solutions Inc. (c)	2	73
Medivation Inc. (c)	2	177
MEDNAX Inc. (c)	6	349
Medtronic Inc.	17	1,074
Merck & Co. Inc.	49	2,849
Meridian Bioscience Inc. (e)	1	28
Merit Medical Systems Inc. (c)	3	42
Mettler-Toledo International Inc. (c)	1	274
Molina Healthcare Inc. (c)	3	121
Momenta Pharmaceuticals Inc. (c)	3	36
MWI Veterinary Supply Inc. (c)	1	99
Mylan Inc. (c)	9	443
Myriad Genetics Inc. (c) (e)	5	209
National Healthcare Corp.	1	34
National Research Corp. - Class A (c)	1	8
National Research Corp. - Class B (c) (e)	—	4
Natus Medical Inc. (c)	2	56
NPS Pharmaceuticals Inc. (c)	1	40
NuVasive Inc. (c)	4	125
Omnicare Inc.	5	361
Omnicell Inc. (c)	2	69
Opko Health Inc. (c) (e)	21	184
OraSure Technologies Inc. (c)	2	20
Orthofix International NV (c)	1	40
Owens & Minor Inc. (e)	4	151
Pacific Biosciences of California Inc. (c)	2	9
Pacira Pharmaceuticals Inc. (c)	—	37
PAREXEL International Corp. (c)	4	227
Patterson Cos. Inc.	6	227
PDI Inc. (c)	1	3
PDL BioPharma Inc. (e)	6	56
PerkinElmer Inc.	7	324
Pernix Therapeutics Holdings (c)	2	14
Perrigo Co. Plc	2	338
Pfizer Inc.	145	4,317
PharMerica Corp. (c)	2	52
Providence Services Corp. (c)	1	40
Quality Systems Inc.	4	56
Quest Diagnostics Inc.	6	381
Questcor Pharmaceuticals Inc. (e)	2	170
Quidel Corp. (c)	2	34
Quintiles Transnational Holdings Inc (c)	1	59
Receptos Inc. (c) (e)	1	27
Regeneron Pharmaceuticals Inc. (c)	2	424
Repligen Corp. (c)	3	64
ResMed Inc. (e)	3	162
Rigel Pharmaceuticals Inc. (c)	3	12
Sagent Pharmaceuticals Inc. (c)	1	13
Salix Pharmaceuticals Ltd. (c)	2	251

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Sciclone Pharmaceuticals Inc. (c)	6	30
Seattle Genetics Inc. (c) (e)	4	149
Select Medical Holdings Corp.	9	134
Sirona Dental Systems Inc. (c)	3	236
St. Jude Medical Inc.	6	402
STERIS Corp.	3	160
Stryker Corp.	5	414
Sucampo Pharmaceuticals Inc. (c)	1	8
SurModics Inc. (c)	1	17
Symmetry Medical Inc. (c)	1	11
Synageva BioPharma Corp. (c)	—	11
Taro Pharmaceutical Industries Ltd. (c) (e)	3	355
Team Health Holdings Inc. (c)	5	239
Techne Corp.	2	179
Teleflex Inc.	3	274
Tenet Healthcare Corp. (c)	6	275
Theravance Biopharma Inc. (c) (e)	1	33
Theravance Inc. (c) (e)	4	106
Thermo Fisher Scientific Inc.	8	956
Thoratec Corp. (c)	4	137
Tornier BV (c) (e)	3	67
Triple-S Management Corp. - Class B (c)	2	27
United Therapeutics Corp. (c)	3	283
UnitedHealth Group Inc.	24	1,932
Universal American Corp.	4	34
Universal Health Services Inc. - Class B	5	495
US Physical Therapy Inc.	1	28
Utah Medical Products Inc.	—	10
Varian Medical Systems Inc. (c)	3	221
Vascular Solutions Inc. (c)	1	22
VCI Inc. (c)	6	224
Vertex Pharmaceuticals Inc. (c)	4	350
Vical Inc. (c) (e)	—	—
Waters Corp. (c)	2	198
WellCare Health Plans Inc. (c)	3	203
WellPoint Inc.	7	739
West Pharmaceutical Services Inc.	4	152
Wright Medical Group Inc. (c)	4	125
Zimmer Holdings Inc.	6	583
Zoetis Inc. - Class A	26	846
		70,969
INDUSTRIALS - 13.3%
3M Co.	17	2,490
AAON Inc.	2	55
AAR Corp.	2	43
ABM Industries Inc.	5	123
Acacia Research Corp. (e)	2	31
ACCO Brands Corp. (c)	—	1
Aceto Corp.	3	56
Actuant Corp. - Class A	5	166
Acuity Brands Inc.	2	304
ADT Corp. (e)	5	182
Advisory Board Co. (c)	1	52
AECOM Technology Corp. (c)	7	216
Aegion Corp. (c)	3	66
AeroVironment Inc. (c)	2	62
AGCO Corp.	7	403
Air Lease Corp. - Class A	5	187
Air Transport Services Group Inc. (c)	1	12
Alamo Group Inc.	1	55
Alaska Air Group Inc.	6	605
Albany International Corp.	2	82
Allegiant Travel Co.	2	185
Allegion Plc	1	84
Alliant Techsystems Inc.	2	308
Allied Motion Technologies Inc. (e)	1	10
Altra Holdings Inc.	1	54
Amerco Inc.	1	349
Ameresco Inc. - Class A (c)	1	4
American Airlines Group Inc. (c)	4	189
American Railcar Industries Inc. (e)	1	63
American Science & Engineering Inc.	—	21
American Woodmark Corp. (c)	1	19
AMETEK Inc.	7	379
AO Smith Corp.	4	198
Apogee Enterprises Inc.	1	45
Applied Industrial Technologies Inc.	3	138
ARC Document Solutions Inc. (c)	4	25
ArcBest Corp.	1	61
Argan Inc.	1	41
Armstrong World Industries Inc. (c)	3	191
Astec Industries Inc.	1	46
Astronics Corp. (c)	1	50
Astronics Corp. - Class B (c)	—	5
Atlas Air Worldwide Holdings Inc. (c)	2	80
Avery Dennison Corp.	7	356
Avis Budget Group Inc. (c)	11	651
AZZ Inc.	1	46
B/E Aerospace Inc. (c)	3	305
Babcock & Wilcox Co.	11	354
Baltic Trading Ltd.	3	18
Barnes Group Inc.	4	152
Barrett Business Services Inc.	—	19
Beacon Roofing Supply Inc. (c)	4	131
Belden Inc.	2	172
Blount International Inc. (c)	3	38
Boeing Co.	22	2,848
Brady Corp.	2	59
Breeze-Eastern Corp. (c)	—	4
Briggs & Stratton Corp.	3	58
Brink’s Co.	3	85
Builders FirstSource Inc. (c)	4	28
Carlisle Cos. Inc.	3	289
Casella Waste Systems Inc. - Class A (c)	1	5
Caterpillar Inc.	13	1,377
CBIZ Inc. (c)	4	32
CDI Corp.	1	13
Celadon Group Inc.	1	25
CH Robinson Worldwide Inc.	8	499
Chart Industries Inc. (c)	2	124
Chicago Bridge & Iron Co. NV	4	255
Cintas Corp.	4	251
CIRCOR International Inc.	1	93
Civeo Corp. (c)	7	182
CLARCOR Inc.	3	164
Clean Harbors Inc. (c)	4	254
Colfax Corp. (c) (e)	3	239
Columbus Mckinnon Corp.	1	30
Comfort Systems USA Inc.	3	52
Commercial Vehicle Group Inc. (c)	—	1
Con-Way Inc.	4	222
Copa Holdings SA - Class A	1	171
Copart Inc. (c)	8	300
Corporate Executive Board Co.	2	151
Courier Corp. (e)	1	7
Covanta Holding Corp.	9	178
Crane Co.	4	264
CSX Corp.	24	748
Cubic Corp.	2	69
Cummins Inc.	3	463
Curtiss-Wright Corp.	3	228
Danaher Corp.	13	1,008
Deere & Co.	11	978
Delta Air Lines Inc.	23	892
Deluxe Corp.	5	265

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
DigitalGlobe Inc. (c)	5	133
Donaldson Co. Inc.	4	175
Douglas Dynamics Inc.	2	27
Dover Corp.	6	541
Ducommun Inc. (c)	—	12
Dun & Bradstreet Corp.	2	231
DXP Enterprises Inc. (c)	1	69
Dycom Industries Inc. (c)	4	113
Dynamic Materials Corp.	1	13
Eaton Corp. Plc	11	820
Echo Global Logistics Inc. (c)	1	19
EMCOR Group Inc.	5	215
Emerson Electric Co.	20	1,337
Encore Capital Group Inc. (c) (e)	2	89
Encore Wire Corp.	2	78
Energy Recovery Inc. (c) (e)	1	6
EnerNOC Inc. (c)	2	39
EnerSys Inc.	3	233
Engility Holdings Inc. (c)	1	51
Ennis Inc.	1	17
EnPro Industries Inc. (c)	1	104
Equifax Inc.	4	307
ESCO Technologies Inc.	2	63
Esterline Technologies Corp. (c)	2	243
Exelis Inc.	17	294
Expeditors International of Washington Inc.	5	214
Exponent Inc.	1	48
Fastenal Co.	8	406
Federal Signal Corp.	3	41
FedEx Corp.	7	1,084
Flowserve Corp.	5	337
Fluor Corp.	6	496
Fortune Brands Home & Security Inc.	5	208
Forward Air Corp.	2	75
Franklin Covey Co. (c)	1	12
Franklin Electric Co. Inc.	3	129
FreightCar America Inc.	—	11
FTI Consulting Inc. (c)	3	99
Fuel Tech Inc. (c)	1	8
Furmanite Corp. (c)	2	23
G&K Services Inc. - Class A	1	53
GATX Corp.	3	190
Generac Holdings Inc. (c) (e)	2	107
General Cable Corp.	2	51
General Dynamics Corp.	5	586
General Electric Co.	198	5,196
Genesee & Wyoming Inc. - Class A (c)	3	345
Gibraltar Industries Inc. (c)	1	22
Global Power Equipment Group Inc.	—	6
Gorman-Rupp Co.	1	50
GP Strategies Corp. (c)	1	36
Graco Inc.	3	270
GrafTech International Ltd. (c) (e)	10	101
Graham Corp.	—	14
Granite Construction Inc.	2	84
Great Lakes Dredge & Dock Corp. (c)	3	22
Greenbrier Cos. Inc. (c) (e)	3	175
Griffon Corp.	4	44
H&E Equipment Services Inc. (c)	2	69
Hardinge Inc. (e)	1	19
Harsco Corp.	4	116
Hawaiian Holdings Inc. (c) (e)	5	68
Healthcare Services Group Inc.	2	54
Heartland Express Inc.	7	146
HEICO Corp.	2	86
HEICO Corp. - Class A	2	88
Heidrick & Struggles International Inc.	1	17
Herman Miller Inc.	4	110
Hertz Global Holdings Inc. (c)	39	1,080
Hexcel Corp. (c)	6	241
Hill International Inc. (c)	2	10
HNI Corp.	3	110
Honeywell International Inc.	15	1,375
HUB Group Inc. (c)	2	99
Hubbell Inc. - Class A	—	13
Hubbell Inc. - Class B	2	250
Hudson Global Inc. (c)	1	2
Huntington Ingalls Industries Inc.	4	345
Huron Consulting Group Inc. (c)	1	90
Hyster-Yale Materials Handling Inc. - Class A	1	53
ICF International Inc. (c)	1	49
IDEX Corp.	2	196
IHS Inc. - Class A (c)	2	285
II-VI Inc. (c)	4	52
Illinois Tool Works Inc.	7	616
Ingersoll-Rand Plc	12	726
Insperity Inc.	1	48
Insteel Industries Inc.	2	35
Integrated Electrical Services Inc. (c)	—	—
Interface Inc.	3	62
Intersections Inc. (e)	1	3
Iron Mountain Inc.	17	609
ITT Corp.	5	230
Jacobs Engineering Group Inc. (c)	6	330
JB Hunt Transport Services Inc.	5	385
JetBlue Airways Corp. (c) (e)	26	281
John Bean Technologies Corp.	1	40
Joy Global Inc. (e)	7	418
Kaman Corp. (e)	2	88
Kansas City Southern	4	387
KAR Auction Services Inc.	10	319
KBR Inc.	9	217
Kelly Services Inc. - Class A	3	52
Kennametal Inc.	5	247
Kforce Inc.	2	52
Kimball International Inc. - Class B	2	40
Kirby Corp. (c)	4	423
Knight Transportation Inc.	7	159
Knoll Inc.	2	41
Korn/Ferry International (c)	3	87
Kratos Defense & Security Solutions Inc. (c)	6	44
L-3 Communications Holdings Inc.	4	519
Landstar System Inc.	3	175
Layne Christensen Co. (c) (e)	—	6
LB Foster Co.	1	38
Lennox International Inc.	3	269
Lincoln Electric Holdings Inc.	3	242
Lindsay Corp. (e)	—	34
Lockheed Martin Corp.	9	1,435
LSI Industries Inc.	1	6
Manitowoc Co. Inc.	10	332
Manpower Inc.	4	331
Marten Transport Ltd.	2	44
Masco Corp.	15	337
MasTec Inc. (c) (e)	6	176
Matson Inc.	4	97
McGrath RentCorp	2	58
Meritor Inc. (c)	8	98
Metalico Inc. (c) (e)	1	1
Middleby Corp. (c)	2	174
Miller Industries Inc.	1	12
Mistras Group Inc. (c)	2	38
Mobile Mini Inc.	3	149
Moog Inc. (c)	3	195
Moog Inc. - Class B (c)	—	14
MRC Global Inc. (c)	7	192

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MSA Safety Inc.	2	116
MSC Industrial Direct Co.	2	216
Mueller Industries Inc.	3	88
Mueller Water Products Inc. - Class A	8	71
Multi-Color Corp.	1	48
MYR Group Inc. (c)	1	24
NACCO Industries Inc. - Class A	1	25
National Presto Industries Inc. (e)	—	22
Navigant Consulting Inc. (c)	4	62
Nielsen NV	17	810
NL Industries Inc.	1	8
NN Inc.	—	12
Nordson Corp.	3	268
Norfolk Southern Corp.	9	905
Nortek Inc. (c) (e)	1	74
Northrop Grumman Systems Corp.	5	562
Northwest Pipe Co. (c)	1	40
NOW Inc. (c)	3	91
Old Dominion Freight Line Inc. (c)	7	414
On Assignment Inc. (c)	4	132
Orbital Sciences Corp. (c)	5	148
Orion Marine Group Inc. (c)	1	13
Oshkosh Corp.	6	335
Owens Corning Inc.	9	346
PACCAR Inc.	7	452
Pall Corp.	3	256
Park-Ohio Holdings Corp.	1	57
Parker Hannifin Corp.	2	301
Patrick Industries Inc. (c)	—	22
Pentair Plc	10	704
PGT Inc. (c)	2	15
Pitney Bowes Inc.	12	322
Polypore International Inc. (c) (e)	1	53
Powell Industries Inc.	1	45
PowerSecure International Inc. (c) (e)	1	12
Precision Castparts Corp.	2	555
Preformed Line Products Co.	—	10
Primoris Services Corp.	3	98
Proto Labs Inc. (c) (e)	1	53
Quad/Graphics Inc. - Class A	2	34
Quality Distribution Inc. (c)	2	33
Quanex Building Products Corp.	3	50
Quanta Services Inc. (c)	10	346
Raven Industries Inc.	2	81
Raytheon Co.	5	484
RBC Bearings Inc.	1	66
Regal-Beloit Corp.	3	227
Republic Airways Holdings Inc. (c)	2	20
Republic Services Inc. - Class A	17	635
Resources Connection Inc.	2	24
Rexnord Corp. (c)	7	194
Roadrunner Transportation Systems Inc. (c)	3	89
Robert Half International Inc.	6	297
Rockwell Automation Inc.	5	614
Rockwell Collins Inc.	6	447
Rollins Inc.	10	293
Roper Industries Inc.	3	455
RPX Corp. (c)	4	64
RR Donnelley & Sons Co.	11	180
Rush Enterprises Inc. - Class A (c)	2	72
Ryder System Inc.	6	515
Saia Inc. (c)	2	90
Schawk Inc. - Class A	1	22
Sensata Technologies Holding NV (c)	4	195
SIFCO Industries Inc.	—	5
Simpson Manufacturing Co. Inc.	4	147
SkyWest Inc.	2	20
Snap-On Inc.	2	218
SolarCity Corp. (c) (e)	—	21
Southwest Airlines Co.	34	917
SP Plus Corp. (c)	1	11
Spirit Aerosystems Holdings Inc. - Class A (c)	7	250
Spirit Airlines Inc. (c)	5	308
SPX Corp.	3	311
Standex International Corp.	1	45
Stanley Black & Decker Inc.	7	639
Steelcase Inc. - Class A	5	83
Stericycle Inc. (c)	2	237
Sun Hydraulics Corp.	1	43
Supreme Industries Inc. - Class A (c)	2	11
Swift Transporation Co. - Class A (c)	6	152
TAL International Group Inc.	2	75
Taser International Inc. (c)	2	31
Team Inc. (c)	1	24
Teledyne Technologies Inc. (c)	2	226
Tennant Co.	1	83
Terex Corp.	8	324
Tetra Tech Inc.	4	110
Textainer Group Holdings Ltd. (e)	3	102
Textron Inc.	13	506
Thermon Group Holdings Inc. (c)	1	26
Timken Co.	6	404
Titan International Inc. (e)	2	39
Toro Co.	3	210
Towers Watson & Co. (e)	2	211
TransDigm Group Inc.	2	368
TRC Cos. Inc. (c) (e)	1	6
Trex Co. Inc. (c)	1	26
TriMas Corp. (c)	3	102
Trinity Industries Inc.	11	466
Triumph Group Inc.	4	281
TrueBlue Inc. (c)	3	77
Tutor Perini Corp. (c)	4	127
Twin Disc Inc.	1	40
Tyco International Ltd.	8	350
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	138
Union Pacific Corp.	21	2,083
United Continental Holdings Inc. (c)	20	832
United Parcel Service Inc. - Class B	20	2,027
United Rentals Inc. (c)	5	566
United Stationers Inc. (e)	3	141
United Technologies Corp.	14	1,634
Universal Forest Products Inc.	1	68
Universal Truckload Services Inc.	—	9
URS Corp.	5	207
US Ecology Inc.	2	74
USG Corp. (c) (e)	4	116
UTi Worldwide Inc.	6	66
Valmont Industries Inc. (e)	2	228
Verisk Analytics Inc. (c)	7	434
Viad Corp.	1	31
Vicor Corp. (c)	1	12
VSE Corp.	—	21
Wabash National Corp. (c)	5	72
Wabtec Corp.	2	174
Waste Connections Inc.	8	379
Waste Management Inc.	13	591
Watsco Inc.	2	197
Watts Water Technologies Inc. - Class A	2	149
Werner Enterprises Inc.	6	148
WESCO Aircraft Holdings Inc. (c)	1	14
WESCO International Inc. (c)	3	275
Woodward Governor Co.	4	219
WW Grainger Inc.	3	739
Xerium Technologies Inc. (c)	—	5

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
XPO Logistics Inc. (c) (e)	1	26
Xylem Inc.	6	234
		87,449
INFORMATION TECHNOLOGY - 17.4%
3D Systems Corp. (c) (e)	3	162
Accenture Plc - Class A	20	1,584
ACI Worldwide Inc. (c)	2	116
Activision Blizzard Inc.	33	744
Actuate Corp. (c)	1	7
Acxiom Corp. (c)	5	108
Adobe Systems Inc. (c)	8	547
ADTRAN Inc.	4	89
Advanced Energy Industries Inc. (c)	2	39
Advanced Micro Devices Inc. (c) (e)	31	131
Advent Software Inc.	4	117
Agilysys Inc. (c)	1	11
Akamai Technologies Inc. (c)	6	349
Alliance Data Systems Corp. (c)	2	619
Alpha & Omega Semiconductor Ltd. (c)	1	10
Altera Corp.	10	340
Amdocs Ltd.	8	359
Amkor Technology Inc. (c)	4	44
Amphenol Corp. - Class A	4	418
Analog Devices Inc.	10	538
Anixter International Inc.	2	204
Ansys Inc. (c)	2	162
AOL Inc. (c)	5	203
Apple Inc.	142	13,177
Applied Materials Inc.	19	435
Arris Group Inc. (c)	7	234
Arrow Electronics Inc. (c)	6	388
Aspen Technology Inc. (c)	5	244
Atmel Corp. (c)	22	205
Audience Inc. (c)	—	6
Autodesk Inc. (c)	5	283
Automatic Data Processing Inc.	9	730
Avago Technologies Ltd.	6	419
AVG Technologies NV (c)	2	41
Avid Technology Inc. (c)	1	10
Avnet Inc.	7	328
AVX Corp.	8	109
Axcelis Technologies Inc. (c)	3	5
Badger Meter Inc.	1	42
Bankrate Inc. (c)	6	104
Bel Fuse Inc. - Class B	—	10
Benchmark Electronics Inc. (c)	2	46
Black Box Corp.	—	5
Blackbaud Inc.	1	44
Blackhawk Network Holdings Inc. - Class B (c)	2	60
Blucora Inc. (c)	4	66
Booz Allen Hamilton Holding Corp. - Class A	6	119
Bottomline Technologies Inc. (c)	2	50
Broadcom Corp. - Class A	9	346
Broadridge Financial Solutions Inc.	10	398
Brocade Communications Systems Inc.	30	275
Brooks Automation Inc.	5	54
CA Inc.	16	468
Cabot Microelectronics Corp. (c)	2	70
CACI International Inc. - Class A (c)	2	139
Cadence Design Systems Inc. (c)	14	245
CalAmp Corp. (c)	2	38
Calix Inc. (c)	4	36
Cardtronics Inc. (c)	3	106
Cass Information Systems Inc.	1	30
Ceva Inc. (c)	1	13
Checkpoint Systems Inc. (c)	4	51
Ciber Inc. (c)	5	26
Ciena Corp. (c) (e)	6	123
Cirrus Logic Inc. (c) (e)	1	27
Cisco Systems Inc.	121	3,014
Citrix Systems Inc. (c)	4	219
Clearfield Inc. (c)	1	10
Cognex Corp. (c)	5	178
Cognizant Technology Solutions Corp. - Class A (c)	11	515
Coherent Inc. (c)	1	79
Communications Systems Inc.	1	16
CommVault Systems Inc. (c)	2	74
Computer Sciences Corp.	13	816
Computer Task Group Inc.	1	12
Compuware Corp.	9	91
Comverse Inc. (c)	1	32
Concur Technologies Inc. (c)	2	205
Constant Contact Inc. (c)	2	73
Convergys Corp.	6	137
Conversant Inc. (c)	6	150
CoreLogic Inc. (c)	6	173
Corning Inc.	33	733
CoStar Group Inc. (c)	1	174
Cray Inc. (c) (e)	2	62
Cree Inc. (c)	4	188
CSG Systems International Inc.	4	94
CTS Corp.	2	28
Daktronics Inc.	2	23
Dealertrack Technologies Inc. (c)	3	145
Demand Media Inc. (c)	4	20
Dice Holdings Inc. (c)	2	13
Diebold Inc.	5	184
Digi International Inc. (c)	1	11
Digimarc Corp.	—	7
Digital River Inc. (c)	4	59
Diodes Inc. (c)	4	113
Dolby Laboratories Inc. - Class A (c) (e)	2	99
Dot Hill Systems Corp. (c)	5	24
DSP Group Inc. (c)	1	8
DST Systems Inc.	3	287
DTS Inc. (c)	1	17
EarthLink Holdings Corp.	5	19
eBay Inc. (c)	17	834
EchoStar Corp. - Class A (c)	3	140
Electro Rent Corp.	1	18
Electronic Arts Inc. (c)	10	351
Electronics for Imaging Inc. (c)	4	176
Ellie Mae Inc. (c) (e)	2	53
EMC Corp.	48	1,274
Emulex Corp. (c)	7	40
Entegris Inc. (c)	9	117
Entropic Communications Inc. (c)	4	15
EPAM Systems Inc. (c)	2	100
EPIQ Systems Inc.	2	24
ePlus Inc. (c) (e)	—	26
Equinix Inc. (c)	1	231
Euronet Worldwide Inc. (c)	3	154
Exar Corp. (c)	3	38
ExlService Holdings Inc. (c)	1	39
Extreme Networks (c) (e)	3	12
F5 Networks Inc. (c)	2	234
Fabrinet (c)	2	36
Facebook Inc. - Class A (c)	30	1,995
FactSet Research Systems Inc. (e)	2	289
Fair Isaac Corp.	2	151
Fairchild Semiconductor International Inc. (c)	10	149
FARO Technologies Inc. (c)	—	16
FEI Co.	2	201
Fidelity National Information Services Inc.	14	769

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Finisar Corp. (c) (e)	6	128
First Solar Inc. (c)	7	466
Fiserv Inc. (c)	9	517
FleetCor Technologies Inc. (c)	2	250
FLIR Systems Inc.	7	256
FormFactor Inc. (c)	3	22
Forrester Research Inc.	1	43
Fortinet Inc. (c)	5	128
Freescale Semiconductor Ltd. (c)	8	190
Frequency Electronics Inc. (c)	1	12
Gartner Inc. - Class A (c)	4	271
Genpact Ltd. (c)	11	196
Global Cash Access Holdings Inc. (c)	5	46
Global Payments Inc.	5	395
Globalscape Inc.	1	1
Google Inc. - Class A (c)	5	2,735
Google Inc. - Class C (c)	5	2,691
GSI Group Inc. (c)	2	27
GSI Technology Inc. (c) (e)	1	8
GT Advanced Technologies Inc. (c) (e)	—	4
Guidewire Software Inc. (c)	2	77
Hackett Group Inc.	3	16
Harmonic Inc. (c)	8	56
Harris Corp.	4	328
Heartland Payment Systems Inc.	2	73
Hewlett-Packard Co.	61	2,067
Hittite Microwave Corp.	2	151
IAC/InterActiveCorp.	5	338
IEC Electronics Corp. (c)	—	2
iGate Corp. (c)	3	103
Imation Corp. (c) (e)	2	6
Infinera Corp. (c) (e)	8	74
Informatica Corp. (c)	6	203
Ingram Micro Inc. - Class A (c)	10	282
Inphi Corp. (c)	—	5
Insight Enterprises Inc. (c)	4	117
Integrated Device Technology Inc. (c)	12	193
Integrated Silicon Solutions Inc. (c)	1	18
Intel Corp.	162	4,997
InterDigital Inc.	1	59
Internap Network Services Corp. (c)	2	13
International Business Machines Corp.	30	5,399
International Rectifier Corp. (c)	5	145
Intersil Corp. - Class A	8	120
Intevac Inc. (c)	1	8
IntraLinks Holdings Inc. (c)	6	53
Intuit Inc.	8	664
InvenSense Inc. (c) (e)	—	11
IPG Photonics Corp. (c)	3	191
Itron Inc. (c)	3	126
Ixia (c)	5	58
IXYS Corp.	3	37
j2 Global Inc.	3	154
Jabil Circuit Inc.	13	266
Jack Henry & Associates Inc.	6	340
JDS Uniphase Corp. (c)	9	108
Juniper Networks Inc. (c)	24	598
Kemet Corp. (c)	2	9
Key Tronic Corp. (c)	—	4
KLA-Tencor Corp.	5	387
Knowles Corp. (c)	3	96
Kopin Corp. (c)	4	11
Kulicke & Soffa Industries Inc. (c)	7	101
KVH Industries Inc. (c)	1	8
Lam Research Corp.	8	526
Lattice Semiconductor Corp. (c)	7	55
Leidos Holdings Inc.	6	212
Lexmark International Inc.	5	224
Limelight Networks Inc. (c)	7	22
Linear Technology Corp.	10	480
LinkedIn Corp. - Class A (c)	2	282
Lionbridge Technologies Inc. (c)	4	25
Littelfuse Inc.	1	107
LoJack Corp. (c)	1	4
Loral Space & Communications Inc. (c)	1	44
M/A-COM Technology Solutions Holdings Inc. (c)	1	25
Magnachip Semiconductor Corp. (c)	2	34
Manhattan Associates Inc. (c)	5	182
Mantech International Corp. - Class A	2	47
Marvell Technology Group Ltd.	23	333
MasterCard Inc. - Class A	29	2,105
Mattson Technology Inc. (c)	—	—
Maxim Integrated Products Inc.	9	313
MAXIMUS Inc.	3	140
MaxLinear Inc. (c)	1	12
Maxwell Technologies Inc. (c)	3	48
Measurement Specialties Inc. (c)	1	66
Mentor Graphics Corp.	8	165
Mercury Systems Inc. (c)	3	35
Mesa Laboratories Inc. (e)	—	17
Methode Electronics Inc.	3	96
Micrel Inc.	2	17
Microchip Technology Inc. (e)	6	275
Micron Technology Inc. (c)	37	1,228
MICROS Systems Inc. (c)	4	265
Microsemi Corp. (c)	6	174
Microsoft Corp.	186	7,749
MKS Instruments Inc.	4	132
MoneyGram International Inc. (c)	2	26
Monolithic Power Systems Inc.	1	56
Monotype Imaging Holdings Inc.	2	50
Monster Worldwide Inc. (c)	6	42
Motorola Solutions Inc.	7	476
Move Inc. (c)	1	21
MTS Systems Corp.	1	53
Nanometrics Inc. (c)	1	24
National Instruments Corp.	6	208
NCR Corp. (c)	9	304
NeoPhotonics Corp. (c)	1	6
NetApp Inc.	11	396
NetGear Inc. (c)	3	89
NetScout Systems Inc. (c)	2	106
NetSuite Inc. (c)	1	111
NeuStar Inc. - Class A (c) (e)	3	82
Newport Corp. (c)	2	40
NIC Inc.	2	32
Novatel Wireless Inc. (c)	3	5
Nuance Communications Inc. (c)	19	351
Nvidia Corp.	27	499
Omnivision Technologies Inc. (c)	5	106
ON Semiconductor Corp. (c)	23	209
OpenTable Inc. (c)	1	73
Oplink Communications Inc. (c)	2	36
Oracle Corp.	82	3,337
OSI Systems Inc. (c)	1	73
Park Electrochemical Corp.	1	37
Paychex Inc.	16	649
PDF Solutions Inc. (c)	1	17
Pegasystems Inc.	3	59
Perceptron Inc.	1	14
Perficient Inc. (c)	3	49
Pericom Semiconductor Corp. (c)	1	7
Photronics Inc. (c)	2	17
Plantronics Inc.	3	120
Plexus Corp. (c)	3	124

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
PLX Technology Inc. (c)	2	11
PMC - Sierra Inc. (c)	14	103
Polycom Inc. (c)	2	29
Power Integrations Inc.	2	87
PRG-Schultz International Inc. (c)	1	6
Procera Networks Inc. (c) (e)	1	11
Progress Software Corp. (c)	3	82
PTC Inc. (c)	6	235
QAD Inc. - Class A	1	15
QLogic Corp. (c)	5	48
QUALCOMM Inc.	28	2,180
QuinStreet Inc. (c) (e)	2	9
Rackspace Hosting Inc. (c)	10	323
Rambus Inc. (c)	7	107
RealNetworks Inc. (c)	2	15
RealPage Inc. (c)	2	47
Red Hat Inc. (c)	4	204
RF Micro Devices Inc. (c)	13	121
Richardson Electronics Ltd. (e)	1	6
Riverbed Technology Inc. (c)	8	168
Rofin-Sinar Technologies Inc. (c)	2	41
Rogers Corp. (c)	1	73
Rosetta Stone Inc. (c)	2	16
Rovi Corp. (c)	6	145
Salesforce.com Inc. (c)	9	532
SanDisk Corp.	10	1,081
Sanmina Corp. (c)	7	166
Sapient Corp. (c)	9	149
ScanSource Inc. (c)	2	74
Science Applications International Corp.	3	151
SeaChange International Inc. (c)	2	18
Seagate Technology	13	763
Semtech Corp. (c)	3	74
ShoreTel Inc. (c)	6	42
Silicon Image Inc. (c)	7	34
Silicon Laboratories Inc. (c)	2	113
Skyworks Solutions Inc.	12	560
SolarWinds Inc. (c)	3	101
Solera Holdings Inc.	3	183
Sonus Networks Inc. (c)	18	65
Spansion Inc. (c)	3	58
Splunk Inc. (c)	3	138
SS&C Technologies Holdings Inc. (c)	4	195
Stamps.com Inc. (c)	1	25
Stratasys Ltd. (c) (e)	2	207
SunEdison Inc. (c)	8	190
SunPower Corp. (c) (e)	5	209
Super Micro Computer Inc. (c)	3	86
support.com Inc. (c) (e)	4	12
Sykes Enterprises Inc. (c)	3	57
Symantec Corp.	22	509
Synaptics Inc. (c) (e)	3	231
Synchronoss Technologies Inc. (c)	2	65
SYNNEX Corp. (c)	3	228
Synopsys Inc. (c)	7	283
Syntel Inc. (c)	2	133
Take-Two Interactive Software Inc. (c)	10	220
TE Connectivity Ltd.	7	412
Tech Data Corp. (c)	2	154
TeleCommunication Systems Inc. - Class A (c)	—	—
TeleTech Holdings Inc. (c)	3	95
Teradata Corp. (c)	3	130
Teradyne Inc. (e)	12	236
Tessco Technologies Inc.	1	20
Tessera Technologies Inc.	4	92
Texas Instruments Inc.	25	1,191
TIBCO Software Inc. (c)	9	173
Total System Services Inc.	12	371
Transact Technologies Inc.	—	1
Travelzoo Inc. (c)	—	4
Trimble Navigation Ltd. (c)	6	215
TriQuint Semiconductor Inc. (c)	14	215
TTM Technologies Inc. (c)	5	42
Tyler Technologies Inc. (c)	1	110
Ubiquiti Networks Inc. (c) (e)	2	69
Ultimate Software Group Inc. (c)	1	117
Ultra Clean Holdings Inc. (c)	2	16
Ultratech Inc. (c)	2	40
Unisys Corp. (c)	2	59
United Online Inc	2	16
Vantiv Inc. - Class A (c)	8	278
Veeco Instruments Inc. (c) (e)	3	123
VeriFone Systems Inc. (c)	7	263
Verint Systems Inc. (c)	3	143
VeriSign Inc. (c)	3	156
ViaSat Inc. (c)	2	119
Viasystems Group Inc. (c)	1	15
Virtusa Corp. (c)	1	52
Visa Inc. - Class A	8	1,780
Vishay Intertechnology Inc.	11	171
Vishay Precision Group Inc. (c)	1	12
VistaPrint NV (c)	1	49
VMware Inc. - Class A (c)	1	126
Web.com Group Inc. (c)	1	40
WebMD Health Corp. (c) (e)	2	83
Westell Technologies Inc. (c)	3	8
Western Digital Corp.	11	1,000
Western Union Co.	25	439
WEX Inc. (c)	2	224
Xcerra Corp. (c)	3	29
Xerox Corp.	58	725
Xilinx Inc.	6	288
XO Group Inc. (c)	2	22
Yahoo! Inc. (c)	22	762
Yelp Inc. - Class A (c)	1	61
Zebra Technologies Corp. - Class A (c)	3	206
Zillow Inc. - Class A (c) (e)	1	149
Zixit Corp. (c)	3	11
Zynga Inc. - Class A (c)	42	133
		114,170
MATERIALS - 5.0%
A. Schulman Inc.	2	69
AEP Industries Inc. (c)	1	17
Air Products & Chemicals Inc.	4	450
Airgas Inc.	4	463
Albemarle Corp.	6	439
Alcoa Inc.	48	712
Allegheny Technologies Inc.	7	314
American Vanguard Corp. (e)	2	23
AptarGroup Inc.	3	228
Ashland Inc.	4	425
Axiall Corp.	5	234
Balchem Corp.	2	85
Ball Corp.	6	379
Bemis Co. Inc.	8	331
Berry Plastics Group Inc. (c)	2	61
Boise Cascade Co. (c)	1	34
Cabot Corp.	5	266
Calgon Carbon Corp. (c)	3	63
Carpenter Technology Corp.	4	241
Celanese Corp.	6	410
Century Aluminum Co. (c)	7	108
CF Industries Holdings Inc.	5	1,279
Chemtura Corp. (c)	7	191
Clearwater Paper Corp. (c)	1	90

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Cliffs Natural Resources Inc. (e)	10	149
Coeur d’Alene Mines Corp. (c)	4	37
Commercial Metals Co.	9	154
Compass Minerals International Inc.	3	249
Core Molding Technologies Inc. (c)	1	10
Crown Holdings Inc. (c)	5	264
Cytec Industries Inc.	2	224
Deltic Timber Corp.	—	24
Domtar Corp.	4	174
Dow Chemical Co.	27	1,398
E.I. du Pont de Nemours & Co.	19	1,220
Eagle Materials Inc.	3	245
Eastman Chemical Co.	9	744
Ecolab Inc.	4	496
Ferro Corp. (c)	8	106
Flotek Industries Inc. (c)	3	90
FMC Corp.	6	405
Freeport-McMoRan Copper & Gold Inc.	37	1,345
FutureFuel Corp.	3	50
Globe Specialty Metals Inc.	3	66
Graphic Packaging Holding Co. (c)	29	343
Greif Inc. - Class A	1	82
Greif Inc. - Class B	1	32
Hawkins Inc.	—	12
Haynes International Inc.	1	40
HB Fuller Co.	3	136
Headwaters Inc. (c)	4	57
Hecla Mining Co. (e)	14	49
Horsehead Holding Corp. (c) (e)	3	48
Huntsman Corp.	19	548
Innophos Holdings Inc.	1	58
Innospec Inc.	1	46
International Flavors & Fragrances Inc.	2	225
International Paper Co.	10	504
Intrepid Potash Inc. (c) (e)	2	27
Kaiser Aluminum Corp.	1	66
KapStone Paper and Packaging Corp. (c)	7	239
KMG Chemicals Inc.	1	11
Koppers Holdings Inc.	1	22
Kraton Performance Polymers Inc. (c)	2	43
Kronos Worldwide Inc.	2	33
Landec Corp. (c)	2	24
Louisiana-Pacific Corp. (c)	8	113
LSB Industries Inc. (c)	2	63
LyondellBasell Industries NV - Class A	17	1,635
Martin Marietta Materials Inc. (e)	2	251
Materion Corp.	2	59
MeadWestvaco Corp.	8	375
Mercer International Inc. (c) (e)	2	16
Minerals Technologies Inc.	3	190
Monsanto Co.	10	1,211
Mosaic Co.	5	238
Myers Industries Inc.	3	60
Neenah Paper Inc.	1	53
NewMarket Corp.	1	289
Newmont Mining Corp.	5	120
Nucor Corp.	16	766
Olin Corp. (e)	5	145
Olympic Steel Inc.	1	14
OM Group Inc.	2	49
Omnova Solutions Inc. (c)	2	17
Owens-Illinois Inc. (c)	15	505
P.H. Glatfelter Co.	2	64
Packaging Corp. of America	4	276
Penford Corp. (c)	1	16
PolyOne Corp.	7	300
PPG Industries Inc.	3	676
Praxair Inc.	9	1,258
Quaker Chemical Corp.	1	55
Reliance Steel & Aluminum Co.	5	379
Resolute Forest Products (c)	5	82
Rock-Tenn Co. - Class A	3	339
Rockwood Holdings Inc.	5	349
Royal Gold Inc.	4	300
RPM International Inc.	8	380
RTI International Metals Inc. (c)	1	32
Schnitzer Steel Industries Inc. - Class A	2	49
Schweitzer-Mauduit International Inc.	2	90
Scotts Miracle-Gro Co. - Class A	6	316
Sealed Air Corp.	6	211
Sensient Technologies Corp.	3	167
Sherwin-Williams Co.	3	520
Sigma-Aldrich Corp.	3	285
Silgan Holdings Inc.	6	324
Sonoco Products Co.	6	257
Southern Copper Corp.	6	168
Steel Dynamics Inc.	17	306
Stepan Co.	1	53
Stillwater Mining Co. (c)	6	107
SunCoke Energy Inc. (c)	5	99
Texas Industries Inc. (c)	1	120
Trecora Resources (c) (e)	1	13
Tronox Ltd. - Class A	3	89
United States Lime & Minerals Inc. (e)	—	19
United States Steel Corp. (e)	9	240
Universal Stainless & Alloy Products Inc. (c)	—	10
US Silica Holdings Inc.	2	122
Valspar Corp.	2	182
Vulcan Materials Co.	6	390
Wausau Paper Corp.	4	45
Westlake Chemical Corp.	3	212
Worthington Industries Inc.	4	181
WR Grace & Co. (c)	3	287
Zep Inc.	2	33
		32,577
TELECOMMUNICATION SERVICES - 2.6%
8x8 Inc. (c)	1	6
Alaska Communications Systems Group Inc. (c)	3	5
AT&T Inc.	198	7,005
Atlantic Tele-Network Inc.	1	41
Cbeyond Inc. (c)	1	10
CenturyLink Inc.	12	431
Cincinnati Bell Inc. (c)	13	49
Cogent Communications Holdings Inc.	2	66
Consolidated Communications Holdings Inc. (e)	3	60
Frontier Communications Corp. (e)	94	550
General Communication Inc. - Class A (c)	3	38
Hawaiian Telcom Holdco Inc. (c) (e)	—	11
HC2 Holdings Inc.	1	2
IDT Corp. - Class B	1	14
Inteliquent Inc.	3	44
Level 3 Communications Inc. (c)	9	415
Lumos Networks Corp.	1	19
NTELOS Holdings Corp. (e)	1	18
ORBCOMM Inc. (c)	—	—
Premiere Global Services Inc. (c)	3	42
SBA Communications Corp. (c)	6	564
Shenandoah Telecommunications Co.	1	31
Sprint Corp. (c)	23	195
T-Mobile US Inc. (c)	6	192
Telephone & Data Systems Inc.	6	164
tw telecom inc. (c)	8	338
US Cellular Corp. (c)	2	79

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
USA Mobility Inc.	1	17
Verizon Communications Inc.	117	5,719
Vonage Holdings Corp. (c)	15	57
Windstream Holdings Inc. (e)	59	583
		16,765
UTILITIES - 3.2%
AES Corp.	21	323
AGL Resources Inc.	6	335
Allete Inc.	3	157
Alliant Energy Corp.	4	215
Ameren Corp.	6	248
American Electric Power Co. Inc.	9	486
American States Water Co.	3	96
American Water Works Co. Inc.	4	220
Aqua America Inc.	12	306
Artesian Resources Corp. - Class A	—	1
Atmos Energy Corp.	6	319
Avista Corp.	4	130
Black Hills Corp.	3	175
California Water Service Group	3	81
Calpine Corp. (c)	16	380
CenterPoint Energy Inc.	11	269
Chesapeake Utilities Corp.	1	50
Cleco Corp.	3	205
CMS Energy Corp.	7	207
Connecticut Water Services Inc.	1	24
Consolidated Edison Inc.	7	416
Consolidated Water Co. Ltd. (e)	2	22
Delta Natural Gas Co. Inc. (e)	—	2
Dominion Resources Inc.	11	780
DTE Energy Co.	4	339
Duke Energy Corp.	13	986
Dynegy Inc. (c)	4	128
Edison International	7	420
El Paso Electric Co.	3	119
Empire District Electric Co. (e)	3	74
Entergy Corp.	4	366
Exelon Corp.	16	572
FirstEnergy Corp.	10	358
Genie Energy Ltd. - Class B (c) (e)	2	16
Great Plains Energy Inc.	10	271
Hawaiian Electric Industries Inc. (e)	5	132
IDACORP Inc.	3	185
Integrys Energy Group Inc.	5	374
ITC Holdings Corp.	9	311
Laclede Group Inc.	2	112
MDU Resources Group Inc.	8	294
MGE Energy Inc.	2	76
Middlesex Water Co.	1	12
National Fuel Gas Co.	2	149
New Jersey Resources Corp.	3	165
NextEra Energy Inc.	8	851
NiSource Inc.	8	304
Northeast Utilities	8	366
Northwest Natural Gas Co. (e)	2	90
NorthWestern Corp.	3	135
NRG Energy Inc.	16	581
OGE Energy Corp.	5	193
ONE Gas Inc.	2	63
Oneok Inc.	11	737
Ormat Technologies Inc. (e)	3	82
Otter Tail Corp. (e)	2	70
Pepco Holdings Inc.	5	143
PG&E Corp.	8	401
Piedmont Natural Gas Co. Inc.	4	155
Pinnacle West Capital Corp.	3	156
PNM Resources Inc.	5	160
Portland General Electric Co.	5	172
PPL Corp.	11	403
Public Service Enterprise Group Inc.	9	368
Questar Corp.	12	286
SCANA Corp.	4	189
Sempra Energy	4	440
SJW Corp.	1	25
South Jersey Industries Inc.	2	123
Southern Co.	17	755
Southwest Gas Corp.	3	157
TECO Energy Inc.	14	264
UGI Corp.	10	504
UIL Holdings Corp.	4	147
Unitil Corp.	1	29
UNS Energy Corp.	2	127
Vectren Corp.	5	230
Westar Energy Inc. (e)	8	324
WGL Holdings Inc.	3	145
Wisconsin Energy Corp.	6	259
Xcel Energy Inc.	12	396
York Water Co.	1	10
		20,746
Total Common Stocks (cost $513,964)		651,896

RIGHTS - 0.0%
Community Health Systems Inc. (c)	8	1
Total Rights (cost $1)		1

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (e) (f) (p) (q)	1	—
Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 3.9%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	6,118	6,118
Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	19,300	19,300
Total Short Term Investments (cost $25,418)		25,418
Total Investments - 103.3% (cost $539,383)		677,315
Other Assets and Liabilities, Net - (3.3%)		(21,483)
Total Net Assets - 100.0%		$655,832

Portfolio Composition:	Percentage of Total Investments
Information Technology	16.8%
Financials	14.0
Consumer Discretionary	13.8
Industrials	12.9
Health Care	10.5
Energy	10.4
Consumer Staples	7.5
Materials	4.8
Utilities	3.1
Telecommunication Services	2.5
Short Term Investments	3.7
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Eagle SmallCap Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 17.1%
Bally Technologies Inc. (c)	448	$29,439
Chuy’s Holdings Inc. (c)	255	9,259
Deckers Outdoor Corp. (c)	166	14,354
Genesco Inc. (c)	656	53,896
Grand Canyon Education Inc. (c)	174	8,001
HomeAway Inc. (c)	266	9,272
Orient-Express Hotels Ltd. - Class A (c)	1,631	23,715
Outerwall Inc. (c) (e)	140	8,294
Sotheby’s - Class A	109	4,596
Steven Madden Ltd. (c)	432	14,813
Tenneco Inc. (c)	242	15,929
Universal Electronics Inc. (c)	532	25,982
Vince Holding Corp. (c)	373	13,658
Vitamin Shoppe Inc. (c) (e)	719	30,917
WABCO Holdings Inc. (c)	115	12,280
		274,405
CONSUMER STAPLES - 4.4%
Natural Grocers by Vitamin Cottage Inc. (c)	563	12,050
Pinnacle Foods Inc.	196	6,452
The Fresh Market Inc. (c) (e)	328	10,986
United Natural Foods Inc. (c)	176	11,457
WhiteWave Foods Co. - Class A (c)	903	29,243
		70,188
ENERGY - 4.6%
Geospace Technologies Corp. (c) (e)	307	16,928
Gulfport Energy Corp. (c)	408	25,618
Rice Energy Inc. (c)	799	24,319
Sanchez Energy Corp. (c)	180	6,760
		73,625
FINANCIALS - 7.7%
Bancorp Inc. (c)	377	4,487
Enstar Group Ltd. (c)	61	9,230
Fortress Investment Group LLC - Class A	898	6,684
FXCM Inc. - Class A (e)	575	8,606
Geo Group Inc.	536	19,169
Home Loan Servicing Solutions Ltd. (e)	731	16,614
MGIC Investment Corp. (c)	1,424	13,157
Portfolio Recovery Associates Inc. (c)	68	4,045
Stifel Financial Corp. (c)	415	19,652
Two Harbors Investment Corp.	651	6,826
UMB Financial Corp.	247	15,636
		124,106
HEALTH CARE - 20.9%
Acorda Therapeutics Inc. (c)	470	15,830
Air Methods Corp. (c) (e)	417	21,540
Align Technology Inc. (c)	214	11,978
Centene Corp. (c)	467	35,307
Cooper Cos. Inc.	170	22,995
CTI BioPharma Corp. (c) (e)	2,499	7,021
Cubist Pharmaceuticals Inc. (c)	113	7,921
Cyberonics Inc. (c)	188	11,745
Enanta Pharmaceuticals Inc. (c)	87	3,736
Endologix Inc. (c)	822	12,503
Hanger Orthopedic Group Inc. (c)	234	7,347
MedAssets Inc. (c)	1,022	23,335
Medidata Solutions Inc. (c)	192	8,227
MWI Veterinary Supply Inc. (c)	44	6,309
Natus Medical Inc. (c)	306	7,693
NPS Pharmaceuticals Inc. (c)	247	8,154
Ophthotech Corp. (c) (e)	298	12,609
Pacira Pharmaceuticals Inc. (c)	66	6,028
PAREXEL International Corp. (c)	180	9,499
Portola Pharmaceuticals Inc. (c)	156	4,540
Receptos Inc. (c) (e)	174	7,401
Seattle Genetics Inc. (c) (e)	174	6,644
Sirona Dental Systems Inc. (c)	213	17,603
Spectranetics Corp. (c)	344	7,877
Team Health Holdings Inc. (c)	369	18,410
Theravance Biopharma Inc. (c) (e)	171	5,465
Theravance Inc. (c) (e)	357	10,621
Thoratec Corp. (c)	529	18,435
		336,773
INDUSTRIALS - 15.8%
Advisory Board Co. (c)	126	6,522
American Airlines Group Inc. (c)	247	10,597
Chart Industries Inc. (c)	152	12,605
Colfax Corp. (c)	321	23,900
Crane Co.	113	8,434
EMCOR Group Inc.	146	6,517
Hexcel Corp. (c)	665	27,201
JetBlue Airways Corp. (c)	2,035	22,076
Landstar System Inc.	218	13,979
Manitowoc Co. Inc.	581	19,091
Northwest Pipe Co. (c)	401	16,186
Paylocity Holding Corp. (c) (e)	175	3,785
PGT Inc. (c)	435	3,686
Quality Distribution Inc. (c)	621	9,235
Thermon Group Holdings Inc. (c)	473	12,460
Trex Co. Inc. (c) (e)	441	12,719
USG Corp. (c) (e)	278	8,378
Waste Connections Inc.	469	22,747
Woodward Governor Co.	274	13,750
		253,868
INFORMATION TECHNOLOGY - 22.9%
Angie’s List Inc. (c) (e)	656	7,837
Aruba Networks Inc. (c)	297	5,198
Aspen Technology Inc. (c)	428	19,839
Cavium Inc. (c)	539	26,748
Coherent Inc. (c)	240	15,884
Concur Technologies Inc. (c)	83	7,740
Cornerstone OnDemand Inc. (c)	388	17,836
Demandware Inc. (c)	288	20,013
E2open Inc. (c) (e)	393	8,131
Fortinet Inc. (c)	568	14,281
Guidewire Software Inc. (c)	275	11,170
Imperva Inc. (c) (e)	336	8,791
InvenSense Inc. (c) (e)	585	13,283
IPG Photonics Corp. (c) (e)	292	20,098
Kulicke & Soffa Industries Inc. (c)	485	6,909
Marin Software Inc. (c) (e)	479	5,638
Nice Systems Ltd. - ADR	350	14,285
Palo Alto Networks Inc. (c)	184	15,436
PTC Inc. (c)	259	10,066
Qualys Inc. (c)	456	11,713
SciQuest Inc. (c)	436	7,706
SunEdison Inc. (c)	561	12,688
Tableau Software Inc. - Class A (c)	96	6,841
Teradyne Inc. (e)	433	8,478
Trulia Inc. (c) (e)	544	25,757
Ultimate Software Group Inc. (c)	75	10,346
Varonis Systems Inc. (c)	225	6,532
Veeco Instruments Inc. (c)	512	19,063
WebMD Health Corp. - Class A (c) (e)	207	10,002
		368,309

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MATERIALS - 6.3%
Huntsman Corp.	861	24,187
Quaker Chemical Corp.	360	27,670
RTI International Metals Inc. (c)	658	17,485
Texas Industries Inc. (c)	344	31,741
		101,083
Total Common Stocks (cost $1,281,244)		1,602,357

SHORT TERM INVESTMENTS - 9.7%
Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	3,688	3,688
Securities Lending Collateral - 9.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	151,505	151,505
Total Short Term Investments (cost $155,193)		155,193
Total Investments - 109.4% (cost $1,436,437)		1,757,550
Other Assets and Liabilities, Net - (9.4%)		(150,526)
Total Net Assets - 100.0%		$1,607,024

Portfolio Composition:	Percentage of Total Investments
Information Technology	21.0%
Health Care	19.2
Consumer Discretionary	15.6
Industrials	14.4
Financials	7.1
Materials	5.7
Energy	4.2
Consumer Staples	4.0
Short Term Investments	8.8
Total Investments	100.0%

JNL/Franklin Templeton Global Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 96.4%
BRAZIL - 1.1%
Petroleo Brasileiro SA - ADR (e)	857	$13,397

CANADA - 1.7%
Talisman Energy Inc.	2,054	21,713

CHINA - 1.6%
China Mobile Ltd.	414	4,021
China Shenhua Energy Co. Ltd. - Class H	3,010	8,694
China Telecom Corp. Ltd. - ADR - Class H (e)	135	6,623
Dongfang Electric Corp. Ltd. - Class H (e)	681	1,172
		20,510
DENMARK - 0.6%
FLSmidth & Co. A/S	128	7,126

FRANCE - 9.0%
Alstom SA	138	5,002
AXA SA	615	14,690
BNP Paribas	237	16,104
Compagnie Generale des Etablissements Michelin	150	17,912
Credit Agricole SA	907	12,806
Orange SA	282	4,458
Sanofi SA	175	18,653
Total SA	216	15,649
Vivendi SA (c)	286	7,004
		112,278
GERMANY - 5.5%
Commerzbank AG (c)	303	4,748
Deutsche Lufthansa AG	810	17,391
Merck KGaA	160	13,861
Metro AG (c)	72	3,148
Muenchener Rueckversicherungs AG	44	9,826
SAP AG	92	7,070
Siemens AG	92	12,189
		68,233
HONG KONG - 0.7%
Kunlun Energy Co. Ltd.	5,254	8,662

INDIA - 0.3%
ICICI Bank Ltd. - ADR	71	3,547

IRELAND - 1.3%
CRH Plc	637	16,321

ISRAEL - 1.7%
Teva Pharmaceutical Industries Ltd. - ADR	402	21,084

ITALY - 3.0%
ENI SpA	629	17,204
Intesa Sanpaolo SpA	1,527	4,711
UniCredit SpA	1,865	15,596
		37,511
JAPAN - 2.8%
Konica Minolta Holdings Inc.	691	6,827
Mazda Motor Corp.	1,200	5,631
Nissan Motor Co. Ltd.	1,262	11,947
Toyota Motor Corp.	174	10,442
		34,847
NETHERLANDS - 6.2%
Akzo Nobel NV	241	18,039
Fugro NV - CVA (e)	163	9,305
ING Groep NV - CVA (c)	1,044	14,652
Koninklijke Philips Electronics NV	310	9,844
Qiagen NV (c)	198	4,781
Randstad Holding NV	75	4,075
Royal Dutch Shell Plc - Class B	221	9,607
TNT NV (e)	757	6,847
		77,150
PORTUGAL - 1.3%
Galp Energia SGPS SA	880	16,125

RUSSIAN FEDERATION - 2.3%
Lukoil OAO - ADR	119	7,075
MMC Norilsk Nickel - ADR	629	12,485
Mobile Telesystems OJSC - ADR	479	9,457
		29,017
SINGAPORE - 1.4%
DBS Group Holdings Ltd.	512	6,886
Singapore Telecommunications Ltd.	3,539	10,938
		17,824
SOUTH KOREA - 4.3%
KB Financial Group Inc. - ADR	269	9,359
POSCO Inc. - ADR (e)	176	13,119
Samsung Electronics Co. Ltd. - GDR (p)	48	31,186
		53,664
SPAIN - 1.3%
Telefonica SA	977	16,770

SWEDEN - 1.5%
Getinge AB - Class B	320	8,392

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Telefonaktiebolaget LM Ericsson - Class B	809	9,775
		18,167
SWITZERLAND - 3.6%
Credit Suisse Group AG	481	13,692
Roche Holding AG	68	20,309
Swiss Re AG	119	10,627
		44,628
TAIWAN - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)	339	7,251

THAILAND - 0.3%
Bangkok Bank PCL - NVDR	515	3,065

TURKEY - 1.2%
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	941	14,679

UNITED KINGDOM - 10.3%
Aviva Plc	1,828	15,951
BAE Systems Plc	796	5,894
BP Plc	1,307	11,510
GlaxoSmithKline Plc	533	14,192
HSBC Holdings Plc	1,509	15,349
International Consolidated Airlines Group SA (c)	1,389	8,808
Kingfisher Plc	2,116	12,991
Marks & Spencer Group Plc	643	4,676
Noble Corp plc	336	11,286
Serco Group Plc	1,155	7,222
Tesco Plc	2,500	12,149
Vodafone Group Plc	2,555	8,540
		128,568
UNITED STATES OF AMERICA - 32.8%
American International Group Inc.	342	18,671
Amgen Inc.	151	17,817
Baker Hughes Inc.	211	15,701
Best Buy Co. Inc.	339	10,504
Brocade Communications Systems Inc.	167	1,540
Chevron Corp.	54	7,112
Cisco Systems Inc.	583	14,476
Citigroup Inc.	453	21,322
Comcast Corp. - Special Class A	437	23,316
CVS Caremark Corp.	215	16,228
FedEx Corp.	69	10,432
Flextronics International Ltd. (c)	278	3,077
Forest Laboratories Inc. (c)	116	11,505
Halliburton Co.	132	9,409
Hewlett-Packard Co.	474	15,979
JPMorgan Chase & Co.	249	14,347
Medtronic Inc.	300	19,126
Merck & Co. Inc.	283	16,365
Microsoft Corp.	664	27,707
Morgan Stanley	506	16,362
Navistar International Corp. (c) (e)	273	10,228
News Corp. - Class A (c)	323	5,790
Oracle Corp.	114	4,631
Pfizer Inc.	559	16,601
Sprint Corp. (c)	396	3,379
SunTrust Banks Inc.	333	13,336
Target Corp.	105	6,102
Twenty-First Century Fox Inc. - Class A	396	13,921
United Parcel Service Inc. - Class B	109	11,233
Verizon Communications Inc.	123	6,028
Viacom Inc. - Class B	122	10,561
Walgreen Co.	85	6,277
Walt Disney Co.	116	9,988
		409,071
Total Common Stocks (cost $991,181)		1,201,208

SHORT TERM INVESTMENTS - 5.9%
Investment Companies - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	40,889	40,889
Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	32,911	32,911
Total Short Term Investments (cost $73,800)		73,800
Total Investments - 102.3% (cost $1,064,981)		1,275,008
Other Assets and Liabilities, Net - (2.3%)		(28,705)
Total Net Assets - 100.0%		$1,246,303

Portfolio Composition:	Percentage of Total Investments
Financials	20.0%
Health Care	14.3
Energy	14.3
Industrials	11.7
Consumer Discretionary	11.3
Information Technology	7.7
Telecommunication Services	7.2
Materials	4.7
Consumer Staples	3.0
Short Term Investments	5.8
Total Investments	100.0%

JNL/Franklin Templeton Global Multisector Bond Fund

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 14.5%
AUSTRALIA - 0.2%
Barminco Finance Pty Ltd., 9.00%, 06/01/18 (e) (r)	$1,300	$1,274
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (r)	400	413
6.88%, 02/01/18 (r)	1,900	1,995
		3,682
CANADA - 0.7%
B2Gold Corp., 3.25%, 10/01/18 (r) (v)	10,160	10,922
First Quantum Minerals Ltd.
6.75%, 02/15/20 (r)	1,318	1,358
7.00%, 02/15/21 (r)	1,318	1,356
Valeant Pharmaceuticals International Inc., 7.50%, 07/15/21 (r)	600	664
		14,300
CHILE - 0.1%
VTR Finance BV, 6.88%, 01/15/24 (r)	900	966
FRANCE - 0.1%
CGG SA, 6.88%, 01/15/22 (r)	1,000	998
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	1,900	1,886
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	33	33
		2,917
GERMANY - 0.2%
Faenza GmbH, 8.25%, 08/15/21 (r), EUR	600	906

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (r) (y)	1,000	1,043
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	800	1,194
		3,143
INDIA - 0.0%
Novelis Inc., 8.38%, 12/15/17 (e)	200	213

ITALY - 0.2%
Wind Acquisition Finance SA
4.75%, 07/15/20 (r)	700	705
7.38%, 04/23/21 (r)	3,000	3,202
		3,907
JAMAICA - 0.2%
Digicel Group Ltd.
8.25%, 09/30/20 (r)	600	654
7.13%, 04/01/22 (e) (r)	800	834
Digicel Ltd., 6.00%, 04/15/21 (r)	2,100	2,168
		3,656
LUXEMBOURG - 0.4%
CHC Helicopter SA, 9.25%, 10/15/20	2,790	3,041
INEOS Group Holdings SA
6.50%, 08/15/18 (e) (r), EUR	1,000	1,428
5.75%, 02/15/19 (r), EUR	800	1,131
Intelsat Jackson Holdings SA, 5.50%, 08/01/23	1,600	1,588
		7,188
MALAYSIA - 0.0%
Bank Negara Malaysia Monetary Note, 0.00%, 08/14/14 (j), MYR	2,840	881

MEXICO - 0.0%
Cemex SAB de CV, 9.00%, 01/11/18 (r)	430	462

NETHERLANDS - 0.2%
InterGen NV, 7.00%, 06/30/23 (r)	2,000	2,065
UPC Holding BV, 6.75%, 03/15/23 (r), EUR	700	1,062
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e) (r)	1,600	1,748
		4,875
RUSSIAN FEDERATION - 0.6%
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (p)	4,800	5,214
7.75%, 04/28/21 (p)	5,750	6,217
		11,431
SOUTH AFRICA - 1.4%
Edcon Holdings Pty Ltd., 13.38%, 06/30/19 (r), EUR	12,600	16,394
Edcon Pty Ltd.
9.50%, 03/01/18 (e) (r), EUR	7,150	9,888
9.50%, 03/01/18 (e) (r)	1,650	1,675
		27,957
SOUTH KOREA - 1.4%
Korea Monetary Stabilization Bond
2.72%, 09/09/14, KRW	6,948,000	6,869
2.90%, 12/02/15, KRW	14,356,500	14,240
2.80%, 04/02/16, KRW	1,942,600	1,924
2.79%, 06/02/16, KRW	5,063,000	5,016
		28,049
SPAIN - 0.2%
Abengoa Finance SAU
8.88%, 11/01/17 (r)	1,600	1,808
7.75%, 02/01/20 (r)	1,500	1,671
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (r)	700	726
		4,205
SWEDEN - 0.1%
Stena AB, 7.00%, 02/01/24 (e) (r)	1,100	1,172
Stena International SA, 5.75%, 03/01/24 (r)	900	909
		2,081
UNITED KINGDOM - 0.6%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	1,300	1,381
Boparan Finance Plc, 9.75%, 04/30/18, EUR	100	147
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,000	2,090
Lynx II Corp., 6.38%, 04/15/23 (e) (r)	2,200	2,387
New Look Bondco I Plc, 8.75%, 05/14/18 (r), GBP	1,100	2,010
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	600	951
6.13%, 12/15/22	600	656
5.13%, 05/28/24	1,300	1,319
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	1,000	1,035
		11,976
UNITED STATES OF AMERICA - 7.9%
Ally Financial Inc.
8.00%, 12/31/18	500	594
7.50%, 09/15/20	900	1,084
Antero Resources Finance Corp., 5.38%, 11/01/21	2,500	2,594
ArcelorMittal, 6.00%, 03/01/21 (e) (l)	2,500	2,706
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	2,500	2,572
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17	600	549
9.00%, 02/15/20	1,100	920
Calpine Corp.
7.88%, 07/31/20 (r)	445	483
6.00%, 01/15/22 (r)	200	216
7.88%, 01/15/23	90	100
7.88%, 01/15/23 (e) (r)	1,604	1,788
5.88%, 01/15/24 (e) (r)	900	949
CCO Holdings LLC
8.13%, 04/30/20	600	650
5.25%, 09/30/22	1,400	1,423
Cemex Finance LLC, 6.00%, 04/01/24 (e) (r)	2,500	2,603
Chaparral Energy Inc.
8.25%, 09/01/21	1,500	1,646
7.63%, 11/15/22	1,400	1,512
Chesapeake Energy Corp.
6.63%, 08/15/20 (e)	1,000	1,150
6.13%, 02/15/21	1,500	1,680
CIT Group Inc.
6.63%, 04/01/18 (r)	500	561
5.38%, 05/15/20	100	107
5.00%, 08/15/22 (e)	1,000	1,035
5.00%, 08/01/23 (e)	1,000	1,024
Citigroup Inc., 6.30%, (callable at 100 beginning 05/15/24) (m)	2,400	2,445
Clayton Williams Energy Inc., 7.75%, 04/01/19	1,800	1,908
Clear Channel Communications Inc., 9.00%, 03/01/21	1,600	1,712
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20	300	324
6.50%, 11/15/22	1,000	1,077

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Community Health Systems Inc.
8.00%, 11/15/19	500	548
7.13%, 07/15/20 (e)	1,300	1,412
Consol Energy Inc., 6.38%, 03/01/21	700	744
CONSOL Energy Inc., 5.88%, 04/15/22 (r)	1,600	1,676
Crown Castle International Corp., 5.25%, 01/15/23	2,700	2,815
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	2,700	2,886
5.13%, 07/15/24	400	403
Del Monte Corp., 7.63%, 02/15/19	1,039	1,083
DISH DBS Corp.
5.88%, 07/15/22 (e)	900	976
5.00%, 03/15/23	700	713
E*TRADE Financial Corp., 6.38%, 11/15/19	2,200	2,381
Echostar DBS Corp., 7.13%, 02/01/16	400	433
El Paso LLC, 7.00%, 06/15/17	400	452
Energy Transfer Equity LP, 5.88%, 01/15/24 (r)	3,000	3,135
Energy Transfer Partners LP, 7.50%, 10/15/20	400	462
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	600	639
7.75%, 06/15/19 (e)	1,200	1,284
Equinix Inc., 5.38%, 04/01/23 (e)	3,000	3,067
Exopack Holding Corp., 10.00%, 06/01/18 (r)	300	323
First Data Corp.
8.25%, 01/15/21 (r)	600	657
11.25%, 01/15/21	200	234
12.63%, 01/15/21	2,200	2,709
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	469
Frontier Communications Corp.
8.50%, 04/15/20	100	118
8.75%, 04/15/22	1,400	1,624
7.13%, 01/15/23	1,000	1,060
7.63%, 04/15/24 (e)	100	108
7.88%, 01/15/27	100	103
Gannett Co. Inc., 5.13%, 07/15/20 (r)	2,600	2,668
General Motors Financial Co. Inc., 3.25%, 05/15/18	700	709
Goodyear Tire & Rubber Co., 6.50%, 03/01/21	2,500	2,712
Halcon Resources Corp.
9.75%, 07/15/20	900	982
8.88%, 05/15/21	1,600	1,720
9.25%, 02/15/22	600	656
HCA Holdings Inc., 7.75%, 05/15/21	500	548
HCA Inc.
7.50%, 02/15/22	1,400	1,615
5.88%, 03/15/22	1,800	1,953
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,800	1,973
inVentiv Health Inc., 9.00%, 01/15/18 (r)	700	752
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	1,000	1,035
Jarden Corp., 6.13%, 11/15/22	400	425
JBS USA LLC
8.25%, 02/01/20 (r)	1,100	1,193
7.25%, 06/01/21 (r)	700	751
5.88%, 07/15/24 (e) (r)	1,700	1,696
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	2,000	1,988
6.00% (callable at 100 beginning 08/01/23) (m)	1,900	1,938
Kinder Morgan Inc., 5.00%, 02/15/21 (r)	1,000	1,037
Linn Energy LLC
6.25%, 11/01/19 (e) (r)	500	524
7.75%, 02/01/21	1,200	1,294
Manitowoc Co. Inc., 8.50%, 11/01/20	400	446
MGM Resorts International
7.50%, 06/01/16	500	552
7.75%, 03/15/22 (e)	2,000	2,345
Michaels Stores Inc., 7.75%, 11/01/18 (e)	900	952
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	2,200	2,420
Navistar International Corp., 8.25%, 11/01/21 (e)	2,500	2,609
Novelis Inc., 8.75%, 12/15/20	1,300	1,443
Offshore Group Investment Ltd.
7.50%, 11/01/19 (e)	2,100	2,221
7.13%, 04/01/23	100	102
PBF Holding Co. LLC, 8.25%, 02/15/20	2,500	2,725
Penn Virginia Corp., 8.50%, 05/01/20	800	894
Pinnacle Entertainment Inc.
8.75%, 05/15/20	400	436
6.38%, 08/01/21	100	106
7.75%, 04/01/22 (e)	1,600	1,740
Plains Exploration & Production Co.
6.13%, 06/15/19	100	111
6.63%, 05/01/21	1,038	1,161
PVR Partners LP, 6.50%, 05/15/21	2,200	2,398
Quicksilver Resources Inc., 9.13%, 08/15/19 (e)	2,600	2,411
Regency Energy Partners LP, 5.88%, 03/01/22	2,000	2,172
Reynolds Group Issuer Inc.
9.00%, 04/15/19	3,300	3,494
9.88%, 08/15/19	300	333
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	2,000	2,115
6.25%, 03/15/22 (r)	900	979
5.63%, 04/15/23 (e)	800	834
Samson Investment Co., 10.75%, 02/15/20 (r)	3,000	3,161
Sirius XM Radio Inc., 6.00%, 07/15/24 (r)	1,700	1,768
SLM Corp.
8.45%, 06/15/18	1,400	1,655
5.50%, 01/15/19	900	956
4.88%, 06/17/19 (e)	800	824
Sprint Corp., 7.13%, 06/15/24 (r)	600	636
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,300	1,576
7.00%, 03/01/20 (r)	100	115
6.00%, 11/15/22	1,600	1,632
Sun Merger Sub Inc., 5.88%, 08/01/21 (r)	500	529
T-Mobile USA Inc.
6.54%, 04/28/20	1,600	1,728
6.13%, 01/15/22	200	212
6.50%, 01/15/24	400	428
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	800	811
8.13%, 04/01/22	1,400	1,620
Terex Corp., 6.00%, 05/15/21	2,100	2,263
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (c) (d) (r)	1,600	1,460
TransDigm Inc.
6.00%, 07/15/22 (r)	500	514
6.50%, 07/15/24 (r)	500	521
Univision Communications Inc.
6.88%, 05/15/19 (e) (r)	500	534
6.75%, 09/15/22 (r)	1,085	1,200
5.13%, 05/15/23 (e) (r)	1,000	1,059
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	1,800	1,912
5.63%, 12/01/21 (r)	200	206
Visant Corp., 10.00%, 10/01/17	1,200	1,119
		159,533
Total Corporate Bonds and Notes (cost $277,395)		291,422

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 61.5%
BRAZIL - 3.8%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 - 08/15/22 (s), BRL	25,560	29,200
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/16 - 01/01/18 (j), BRL	85,940	29,516
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/19 - 01/01/23, BRL	42,060	17,429
		76,145
CANADA - 1.1%
Canada Government Bond
2.25%, 08/01/14, CAD	6,893	6,467
1.00%, 11/01/14 - 02/01/15, CAD	13,479	12,633
2.00%, 12/01/14, CAD	3,394	3,195
		22,295
ECUADOR - 0.6%
Ecuador Government International Bond, 7.95%, 06/20/24 (r)	12,480	12,761

GHANA - 1.7%
Ghana Government Bond
14.00%, 10/13/14, GHS	50	15
14.99%, 02/23/15, GHS	5,520	1,559
24.00%, 05/25/15, GHS	17,482	5,206
21.00%, 10/26/15, GHS	33,913	9,736
19.24%, 05/30/16, GHS	5,065	1,397
23.00%, 02/13/17 - 08/21/17, GHS	11,158	3,226
24.44%, 05/29/17, GHS	4,160	1,239
26.00%, 06/05/17, GHS	1,340	412
19.04%, 09/24/18, GHS	27,610	7,108
Republic of Ghana, 7.88%, 08/07/23 (r)	4,950	4,789
		34,687
HUNGARY - 8.7%
Hungary Government Bond
6.75%, 08/22/14 - 11/24/17, HUF	3,233,670	15,541
7.75%, 08/24/15, HUF	42,700	201
5.50%, 12/22/16 - 06/24/25, HUF	8,543,610	41,396
4.00%, 04/25/18, HUF	643,950	2,928
6.50%, 06/24/19, HUF	834,150	4,216
7.50%, 11/12/20, HUF	2,576,490	13,770
7.00%, 06/24/22, HUF	5,869,260	30,982
Hungary Government International Bond
4.38%, 07/04/17 (p), EUR	5,000	7,330
5.75%, 06/11/18 (p), EUR	5,500	8,538
5.38%, 02/21/23 (e)	27,100	29,166
6.00%, 11/24/23 (e), HUF	4,017,400	20,110
		174,178
ICELAND - 0.2%
Iceland Government International Bond, 5.88%, 05/11/22 (r)	2,800	3,088

IRELAND - 5.7%
Ireland Government Bond
5.50%, 10/18/17, EUR	1,934	3,081
5.90%, 10/18/19, EUR	2,193	3,763
4.50%, 04/18/20, EUR	2,496	4,043
5.00%, 10/18/20, EUR	11,512	19,230
5.40%, 03/13/25, EUR	48,111	83,475
		113,592
KENYA - 0.2%
Kenya Government International Bond, 6.88%, 06/24/24 (r)	4,490	4,670

LATVIA - 0.2%
Republic of Latvia, 5.25%, 02/22/17 - 06/16/21 (e) (r)	4,500	4,982

LITHUANIA - 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21 (e) (r)	4,040	4,720

MALAYSIA - 5.1%
Malaysia Government Bond
3.43%, 08/15/14, MYR	201,240	62,694
3.74%, 02/27/15, MYR	56,875	17,781
3.84%, 08/12/15, MYR	33,260	10,438
4.72%, 09/30/15, MYR	25,658	8,143
3.20%, 10/15/15, MYR	9,880	3,079
		102,135
MEXICO - 2.8%
Mexico Bonos
9.50%, 12/18/14, MXN	260,770	20,686
6.00%, 06/18/15, MXN	30,448	2,411
8.00%, 12/17/15, MXN	152,145	12,520
6.25%, 06/16/16, MXN	203,230	16,517
7.25%, 12/15/16, MXN	19,370	1,618
Mexico Government Inflation Indexed Bond
4.50%, 12/18/14 (n), MXN	2,637	206
5.00%, 06/16/16 (n), MXN	6,768	573
3.50%, 12/14/17 (n), MXN	7,086	599
4.00%, 06/13/19 (n), MXN	4,941	430
2.50%, 12/10/20 (n), MXN	3,925	316
		55,876
PHILIPPINES - 0.2%
Philippine Government Bond
7.00%, 01/27/16, PHP	2,100	52
1.63%, 04/25/16, PHP	185,740	4,192
9.13%, 09/04/16, PHP	1,120	29
		4,273
POLAND - 6.4%
Poland Government Bond
5.50%, 04/25/15, PLN	3,333	1,124
0.00%, 07/25/15 - 07/25/16 (j), PLN	340,959	107,772
6.25%, 10/24/15, PLN	1,664	575
5.00%, 04/25/16, PLN	13,220	4,546
4.75%, 10/25/16, PLN	45,065	15,578
		129,595
SERBIA - 2.3%
Republic of Serbia
10.00%, 03/01/15, RSD	104,000	1,243
4.88%, 02/25/20 (r)	4,280	4,334
7.25%, 09/28/21 (r)	10,700	12,198
Serbia Treasury Bond, 10.00%, 04/27/15 - 03/20/21, RSD	2,382,250	28,545
		46,320
SINGAPORE - 0.8%
Singapore Government Bond
3.63%, 07/01/14, SGD	19,400	15,560
1.13%, 04/01/16, SGD	350	284
		15,844
SLOVENIA - 1.1%
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	9,861
5.85%, 05/10/23 (r)	11,615	13,038
		22,899

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SOUTH KOREA - 10.3%
Korea Monetary Stabilization Bond
2.82%, 08/02/14, KRW	2,289,500	2,263
2.78%, 10/02/14, KRW	35,131,000	34,738
2.84%, 12/02/14, KRW	9,784,180	9,680
2.74%, 02/02/15, KRW	22,958,390	22,708
2.47%, 04/02/15, KRW	31,819,150	31,417
2.76%, 06/02/15, KRW	3,545,700	3,509
2.80%, 08/02/15, KRW	43,504,640	43,077
Korea Treasury Bond
3.25%, 12/10/14 - 06/10/15, KRW	5,988,700	5,941
4.50%, 03/10/15, KRW	256,400	257
4.00%, 09/10/15 - 03/10/16, KRW	1,861,100	1,872
2.75%, 12/10/15 - 06/10/16, KRW	48,242,640	47,762
3.00%, 12/10/16, KRW	4,350,500	4,331
		207,555
SRI LANKA - 0.6%
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	241
8.50%, 11/01/15 - 07/15/18, LKR	402,780	3,164
8.00%, 06/01/16 - 11/15/18, LKR	522,290	4,045
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,985
7.50%, 08/15/18, LKR	5,260	39
10.60%, 07/01/19, LKR	4,100	34
9.00%, 05/01/21, LKR	296,620	2,186
11.20%, 07/01/22, LKR	14,160	117
		11,811
SWEDEN - 1.6%
Sweden Government Bond, 4.50%, 08/12/15, SEK	204,810	32,046
UKRAINE - 3.9%
Financing of Infrastructural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	95
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	560
6.58%, 11/21/16 (r)	696	672
9.25%, 07/24/17 (e) (r)	17,880	18,103
6.75%, 11/14/17 (e) (r)	7,360	7,021
7.75%, 09/23/20 (e) (r)	1,357	1,295
7.95%, 02/23/21 (e) (r)	9,700	9,264
7.80%, 11/28/22 (e) (r)	21,300	20,128
7.50%, 04/17/23 (e) (r)	22,130	20,802
		77,940
URUGUAY - 4.0%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	29,299	1,384
4.25%, 04/05/27 (n), UYU	61,017	2,885
4.38%, 12/15/28 - 12/15/28 (n), UYU	639,298	30,546
4.00%, 07/10/30 (n), UYU	13,347	620
3.70%, 06/26/37 (n), UYU	9,291	414
Uruguay Inflation Indexed Letras De Regulacion Monetaria En UI, 0.00%, 03/26/15 (j) (n), UYU	5,768	241
Uruguay Inflation Indexed Notas del Tesoro
7.00%, 12/23/14 (n), UYU	31,027	1,370
4.00%, 06/14/15 - 05/25/25 (n), UYU	305,395	13,284
2.75%, 06/16/16 (n), UYU	88,313	3,683
4.25%, 01/05/17 (n), UYU	38,987	1,663
2.25%, 08/23/17 (n), UYU	28,280	1,125
3.25%, 01/27/19 (n), UYU	260	11
2.50%, 09/27/22 (n), UYU	55,900	2,179
Uruguay Notas del Tesoro
10.50%, 03/21/15, UYU	152,454	6,453
10.25%, 08/22/15, UYU	133,328	5,534
9.50%, 01/27/16, UYU	192,343	7,649
11.00%, 03/21/17, UYU	19,910	792
		79,833
Total Government and Agency Obligations (cost $1,194,589)		1,237,245
COMMON STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f)	—	395
Total Common Stocks (cost $466)		395
PREFERRED STOCKS - 0.1%
UNITED KINGDOM - 0.1%
CEVA Holdings LLC (f) (v)	—	23
CEVA Holdings LLC (f) (v)	1	855
Total Preferred Stocks (cost $1,030)		878
SHORT TERM INVESTMENTS - 29.0%
Investment Companies - 11.2%
JNL Money Market Fund, 0.01% (a) (h)	224,636	224,636
Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	150,457	150,457
Treasury Securities - 10.3%
Bank Negara Malaysia Monetary Note
0.88%, 07/10/14, MYR	10	3
0.87%, 07/15/14, MYR	11,530	3,587
0.91%, 07/17/14, MYR	10	3
0.87%, 07/24/14, MYR	16,170	5,026
0.90%, 08/05/14, MYR	1,675	520
0.88%, 09/11/14, MYR	6,930	2,146
0.88%, 09/18/14, MYR	1,120	347
0.88%, 09/25/14, MYR	13,720	4,244
0.88%, 10/02/14, MYR	29,670	9,171
0.88%, 10/16/14, MYR	6,350	1,961
0.87%, 11/06/14, MYR	5,425	1,672
0.88%, 12/16/14, MYR	20	6
0.88%, 01/08/15, MYR	4,165	1,276
0.88%, 01/20/15, MYR	10,065	3,080
0.87%, 01/29/15, MYR	4,315	1,319
0.87%, 02/17/15, MYR	17,360	5,299
0.88%, 03/12/15, MYR	3,560	1,084
0.88%, 04/16/15, MYR	5,410	1,643
0.89%, 04/28/15, MYR	45,000	13,647
0.91%, 05/05/15, MYR	60	18
0.93%, 05/19/15, MYR	8,490	2,570
Canada Treasury Bill
0.85%, 07/31/14, CAD	1,620	1,517
0.85%, 08/14/14, CAD	490	459
0.86%, 08/28/14, CAD	830	777
0.86%, 09/11/14, CAD	1,480	1,384
Mexico Cetes
0.27%, 07/10/14, MXN	1,703	1,312
0.26%, 08/21/14, MXN	1,566	1,202
0.26%, 09/18/14, MXN	2,237	1,714
0.27%, 10/16/14, MXN	5,119	3,912
0.28%, 12/11/14, MXN	9,314	7,081
0.23%, 12/24/14, MXN	1,672	1,270
0.27%, 04/01/15, MXN	23,207	17,481
0.23%, 05/28/15, MXN	1,787	1,340
Monetary Authority of Singapore
0.28%, 07/25/14, SGD	940	754
0.25%, 08/01/14, SGD	26,290	21,079

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
0.20%, 08/19/14, SGD	570	457
0.25%, 08/31/17, SGD	6,250	5,012
0.26%, 04/01/18, SGD	12,500	10,019
0.26%, 04/30/18, SGD	8,160	6,540
0.26%, 05/05/18, SGD	17,837	14,290
Philippine Treasury Bill
0.02%, 07/02/14, PHP	17,560	402
0.02%, 09/03/14, PHP	136,000	3,109
0.00%,10/08/14, PHP	11,180	255
Sweden Treasury Bill
0.09%, 08/20/14, SEK	38,260	5,720
0.08%, 09/17/14, SEK	63,450	9,481
Uruguay Treasury Bill
0.38%, 07/24/14, UYU	19,360	837
0.50%, 08/29/14, UYU	16,221	692
0.35%, 09/11/14, UYU	4,980	212
0.37%, 12/18/14, UYU	7,590	310
0.57%, 01/16/15, UYU	28,270	1,140
0.44%, 02/05/15, UYU	7,260	291
0.58%, 02/20/15, UYU	5,385	214
0.43%, 03/26/15, UYU	80,404	3,155
0.60%, 05/04/15, UYU	46,723	1,802
0.36%, 05/14/15, UYU	55,575	2,148
0.41%, 07/02/15, UYU	20,958	790
0.52%, 08/20/15, UYU	448,321	16,595
0.53%, 10/08/15, UYU	10,400	378
0.51%, 11/26/15, UYU	14,930	535
0.52%, 01/14/16, UYU	87,975	3,091
0.56%, 04/21/16, UYU	15,570	529
		207,908
Total Short Term Investments (cost $584,828)		583,001
Total Investments - 105.1% (cost $2,058,308)		2,112,941
Other Assets and Liabilities, Net - (5.1%)		(101,817)
Total Net Assets - 100.0%		$2,011,124

Portfolio Composition:		Percentage of Total Investments
Government Securities		58.6%
Financials		3.1
Consumer Discretionary		2.8
Energy		2.6
Telecommunication Services		1.4
Materials		1.4
Industrials		0.7
Health Care		0.7
Information Technology		0.4
Consumer Staples		0.4
Utilities		0.3
Short Term Investments		27.6
Total Investments		100.0%

JNL/Franklin Templeton Income Fund

	Shares/Par †	Value
COMMON STOCKS - 47.6%
CONSUMER DISCRETIONARY - 1.4%
Dex Media Inc. (c) (e)	21	$237
Ford Motor Co.	800	13,792
General Motors Co.	176	6,373
Target Corp.	300	17,402
		37,804
CONSUMER STAPLES - 1.3%
Coca-Cola Co.	328	13,873
Nestle SA	50	3,874
PepsiCo Inc.	187	16,698
		34,445
ENERGY - 7.9%
Baker Hughes Inc.	139	10,311
BP Plc - ADR	720	37,980
Canadian Oil Sands Ltd.	563	12,767
Chevron Corp.	226	29,491
Exxon Mobil Corp.	243	24,425
Peabody Energy Corp. (e)	312	5,109
Royal Dutch Shell Plc - ADR	668	55,056
Spectra Energy Corp.	300	12,761
Total SA - ADR	162	11,689
Transocean Ltd. (e)	150	6,755
Williams Cos. Inc.	144	8,377
		214,721
FINANCIALS - 5.2%
Bank of America Corp.	970	14,909
Barclays Plc	500	1,821
Citigroup Inc.	100	4,710
Commonwealth Bank of Australia	82	6,239
HSBC Holdings Plc	750	7,609
JPMorgan Chase & Co.	511	29,415
MetLife Inc.	200	11,112
Royal Bank of Canada	113	8,057
Scentre Group (c)	746	2,251
Toronto-Dominion Bank NY	119	6,105
Wells Fargo & Co.	955	50,184
		142,412
HEALTH CARE - 5.4%
Eli Lilly & Co.	130	8,088
Johnson & Johnson	275	28,770
Merck & Co. Inc.	757	43,781
Pfizer Inc.	800	23,744
Roche Holding AG	96	28,455
Sanofi SA - ADR	250	13,293
		146,131
INDUSTRIALS - 3.4%
Caterpillar Inc.	60	6,488
CEVA Holdings LLC (c) (f)	2	2,028
Deere & Co.	104	9,417
General Electric Co.	1,219	32,041
Lockheed Martin Corp.	91	14,610
Raytheon Co.	62	5,756
Republic Services Inc. - Class A	294	11,178
Waste Management Inc.	245	10,968
		92,486
INFORMATION TECHNOLOGY - 3.5%
Apple Inc.	214	19,841
Cisco Systems Inc.	561	13,946
First Data Holdings Inc. (c) (f) (p) (q)	1,706	6,826
Intel Corp.	1,050	32,442
Microsoft Corp.	221	9,207
Texas Instruments Inc.	252	12,019
		94,281
MATERIALS - 7.8%
Agrium Inc. (e)	135	12,370
AngloGold Ashanti Ltd. - ADR (c)	123	2,121
Barrick Gold Corp.	337	6,163
BHP Billiton Plc	841	27,337
Dow Chemical Co.	775	39,856
E.I. du Pont de Nemours & Co.	253	16,563
Freeport-McMoRan Copper & Gold Inc.	591	21,585
Goldcorp Inc.	345	9,626

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
LyondellBasell Industries NV - Class A	270	26,366
Mosaic Co.	136	6,735
Newmont Mining Corp.	423	10,753
Potash Corp. of Saskatchewan Inc.	98	3,701
Rio Tinto Plc - ADR (e)	519	28,182
		211,358
TELECOMMUNICATION SERVICES - 1.5%
AT&T Inc.	500	17,680
CenturyLink Inc.	150	5,430
Telstra Corp. Ltd.	900	4,421
Verizon Communications Inc.	179	8,754
Vodafone Group Plc	1,636	5,469
		41,754
UTILITIES - 10.2%
AGL Resources Inc.	100	5,503
American Electric Power Co. Inc.	250	13,942
Dominion Resources Inc.	250	17,894
Duke Energy Corp.	421	31,264
Dynegy Inc. (c)	413	14,357
Entergy Corp.	200	16,418
Exelon Corp.	785	28,637
FirstEnergy Corp.	250	8,680
HK Electric Investments Ltd. (c) (e)	3,000	2,036
NextEra Energy Inc.	233	23,901
PG&E Corp.	566	27,194
Pinnacle West Capital Corp.	100	5,784
PPL Corp.	404	14,343
Public Service Enterprise Group Inc.	300	12,237
Sempra Energy	117	12,282
Southern Co.	650	29,496
TECO Energy Inc.	200	3,696
Xcel Energy Inc.	350	11,281
		278,945
Total Common Stocks (cost $1,039,948)		1,294,337

EQUITY LINKED STRUCTURED NOTES - 1.1%
ENERGY - 0.8%
Bank of America Corp. Equity Linked Note (Schlumberger Ltd.), 6.00% (r)	100	9,863
Barclays Bank Plc Equity Linked Note (Devon Energy Corp.), 6.00% (r)	115	8,171
Barclays Bank Plc Equity Linked Note (Weatherford International Ltd.), 7.50% (r)	210	3,946
		21,980
INFORMATION TECHNOLOGY - 0.3%
Wells Fargo & Co. Equity Linked Note (Broadcom Corp.), 7.00% (r)	260	8,062
Total Equity Linked Structured Notes (cost $26,060)		30,042

PREFERRED STOCKS - 3.0%
ENERGY - 1.1%
Chesapeake Energy Corp., 5.75% (m) (r) (v)	5	5,701
Halcon Resources Corp., 5.75% (m) (v)	5	6,067
Sanchez Energy Corp., 4.88% (m) (v)	50	4,584
Sanchez Energy Corp., 6.50% (m) (v)	80	7,666
SandRidge Energy Inc., 7.00% (e) (m) (v)	50	5,528
		29,546
FINANCIALS - 1.3%
Bank of America Corp., 7.25%, Series L (m) (v)	12	13,852
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (e) (m)	186	2,024
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 08/11/14) (c) (d) (m) (v)	—	1,600
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 08/11/14), Series Q (c) (d) (m)	100	912
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 08/11/14), Series R (c) (d) (m)	143	1,341
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	672
FelCor Lodging Trust Inc., 1.95%, Series A (m) (v)	60	1,567
MetLife Inc., 5.00% (e)	66	2,109
Wells Fargo & Co., 7.50%, Series L (m) (v)	10	12,140
		36,217
INDUSTRIALS - 0.1%
CEVA Holdings LLC (f)	—	72
CEVA Holdings LLC (f)	2	1,923
		1,995
MATERIALS - 0.1%
ArcelorMittal, 6.00% (v)	120	2,699
UTILITIES - 0.4%
Dominion Resources Inc., 6.13% (v)	37	2,104
Dominion Resources Inc., 6.00% (e) (v)	37	2,118
Dominion Resources Inc., 6.38%, Class A	70	3,657
NextEra Energy Inc., 5.89% (v)	48	3,107
		10,986
Total Preferred Stocks (cost $75,835)		81,443
WARRANTS - 0.0%
Dynegy Inc. (c)	33	150
Total Warrants (cost $769)		150

CORPORATE BONDS AND NOTES - 36.8%
CONSUMER DISCRETIONARY - 6.5%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	$6,100	6,069
Academy Ltd., 9.25%, 08/01/19 (r)	1,800	1,931
Altice SA, 7.75%, 05/15/22 (r)	1,500	1,601
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,164
7.75%, 04/15/18 (e)	3,000	3,394
Caesars Entertainment Operating Co. Inc., 11.25%, 06/01/17	750	686
CBS Outdoor Americas Capital LLC
5.25%, 02/15/22 (r)	200	206
5.63%, 02/15/24 (r)	200	207
CCO Holdings LLC
7.38%, 06/01/20	3,500	3,815
6.50%, 04/30/21 (e)	3,000	3,195
5.75%, 01/15/24	5,000	5,112
Chrysler Group LLC
8.00%, 06/15/19 (e)	6,000	6,517
8.25%, 06/15/21 (e)	7,400	8,362
Clear Channel Communications Inc.
9.00%, 12/15/19 (e)	2,356	2,512
14.00%, 02/01/21 (e) (y)	1,111	1,144
9.00%, 03/01/21	16,000	17,120
Clear Channel Communications Inc. Term Loan, 6.90%, 03/28/20 (i)	20,000	19,889
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20 (e)	4,375	4,720

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CSC Holdings LLC, 6.75%, 11/15/21 (e)	5,400	5,940
Cumulus Media Holdings Inc., 7.75%, 05/01/19 (e)	2,500	2,625
DISH DBS Corp., 5.00%, 03/15/23	4,000	4,075
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	1,100	1,207
6.50%, 03/01/21	6,300	6,835
KB Home
7.00%, 12/15/21	5,300	5,777
7.50%, 09/15/22	2,000	2,220
MGM Resorts International
10.00%, 11/01/16	3,000	3,548
8.63%, 02/01/19	2,200	2,621
5.25%, 03/31/20 (e)	2,500	2,600
6.75%, 10/01/20	800	893
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	6,100	6,146
Numericable Group SA, 6.00%, 05/15/22 (r)	6,000	6,240
Regal Entertainment Group, 5.75%, 03/15/22	6,000	6,210
Shea Homes LP, 8.63%, 05/15/19	3,900	4,251
Sirius XM Radio Inc., 6.00%, 07/15/24 (r)	4,900	5,096
SuperMedia Inc. Term Loan, 11.60%, 05/03/20 (i)	200	169
Univision Communications Inc.
6.88%, 05/15/19 (r)	5,000	5,337
5.13%, 05/15/23 (e) (r)	5,000	5,294
Visant Corp., 10.00%, 10/01/17	4,700	4,383
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (v), EUR	5,000	8,000
		177,111
CONSUMER STAPLES - 1.8%
Alliance One International Inc., 9.88%, 07/15/21 (e)	5,000	5,125
Innovation Ventures LLC, 9.50%, 08/15/19 (e) (r)	3,000	2,955
JBS USA LLC
8.25%, 02/01/20 (e) (r)	1,700	1,845
7.25%, 06/01/21 (r)	3,700	3,968
7.25%, 06/01/21 (e) (r)	3,500	3,754
5.88%, 07/15/24 (e) (r)	8,500	8,479
Reynolds Group Issuer Inc.
7.88%, 08/15/19	1,400	1,524
9.88%, 08/15/19	4,100	4,546
5.75%, 10/15/20	1,900	2,004
8.25%, 02/15/21 (e)	600	653
SUPERVALU Inc., 8.00%, 05/01/16	5,000	5,494
U.S. Foods Inc., 8.50%, 06/30/19	2,500	2,676
U.S. Foods Inc. Term Loan, 4.50%, 05/07/20 (i)	4,950	4,955
		47,978
ENERGY - 9.0%
Alpha Natural Resources Inc.
7.50%, 08/01/20 (e) (r)	2,300	2,225
6.25%, 06/01/21 (e)	3,200	2,264
Antero Resources Finance Corp., 5.38%, 11/01/21	1,800	1,868
Arch Coal Inc.
7.00%, 06/15/19 (e)	2,500	1,894
7.25%, 06/15/21 (e)	7,800	5,694
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,500	2,650
CGG SA, 6.88%, 01/15/22 (r)	5,000	4,987
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	4,480
7.25%, 12/15/18	5,000	5,900
5.75%, 03/15/23 (e)	3,500	3,889
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	4,000	3,970
Cobalt International Energy Inc., 3.13%, 05/15/24 (e) (v)	20,000	21,512
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,732
CONSOL Energy Inc., 5.88%, 04/15/22 (e) (r)	8,100	8,485
Denbury Resources Inc.
5.50%, 05/01/22	3,800	3,886
4.63%, 07/15/23	3,000	2,911
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21 (i)	7,481	7,598
El Paso LLC, 7.75%, 01/15/32 (e)	1,000	1,103
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	3,500	3,728
6.88%, 03/15/24 (r)	8,400	8,568
EnQuest Plc, 7.00%, 04/15/22 (r)	5,200	5,369
EP Energy LLC, 9.38%, 05/01/20	5,000	5,725
EXCO Resources Inc., 7.50%, 09/15/18	3,500	3,588
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,144	2,240
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 06/23/23 (i)	7,500	7,729
Gibson Energy Inc, 6.75%, 07/15/21 (r)	4,000	4,330
Halcon Resources Corp.
9.75%, 07/15/20	4,000	4,365
9.25%, 02/15/22	2,900	3,168
Kinder Morgan Inc.
5.00%, 02/15/21 (r)	1,600	1,660
5.63%, 11/15/23 (e) (r)	3,300	3,391
Linn Energy LLC, 8.63%, 04/15/20 (e)	3,300	3,564
Magnum Hunter Resources Corp., 9.75%, 05/15/20	2,500	2,763
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (e)	2,000	2,270
NGL Energy Partners LP, 5.13%, 07/15/19 (r)	2,100	2,105
Niska Gas Storage Canada ULC, 6.50%, 04/01/19 (e) (r)	2,500	2,400
Ocean Rig UDW Inc., 7.25%, 04/01/19 (r)	2,500	2,475
Peabody Energy Corp., 6.25%, 11/15/21 (e)	3,000	2,989
Penn Virginia Corp., 8.50%, 05/01/20	2,500	2,794
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	5,275
Plains Exploration & Production Co., 6.50%, 11/15/20	5,000	5,544
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/27/20 (i)	10,000	9,756
Regency Energy Partners LP, 5.88%, 03/01/22	600	652
Rice Energy Inc., 6.25%, 05/01/22 (e) (r)	1,800	1,845
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	7,500	7,931
6.25%, 03/15/22 (r)	7,500	8,156
5.75%, 05/15/24 (r)	4,300	4,483
Sabine Pass LNG LP
7.50%, 11/30/16 (e)	2,500	2,763
6.50%, 11/01/20	2,500	2,706
Samson Investment Co., 10.75%, 02/15/20 (r)	4,400	4,636
Sanchez Energy Corp.
7.75%, 06/15/21 (r)	5,500	5,967
6.13%, 01/15/23 (r)	3,100	3,201
SandRidge Energy Inc.
8.75%, 01/15/20	2,000	2,150
7.50%, 03/15/21 (e)	4,400	4,768
7.50%, 02/15/23 (e)	1,800	1,953
W&T Offshore Inc., 8.50%, 06/15/19	6,000	6,480
Williams Cos. Inc., 3.70%, 01/15/23	4,500	4,326
		244,861
FINANCIALS - 3.7%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	3,200	3,616
Ally Financial Inc., 6.25%, 12/01/17	1,200	1,341

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (m)	1,000	1,125
Boparan Finance Plc, 9.75%, 04/30/18 (r), EUR	1,000	1,474
Boparan Holdings Ltd., 9.88%, 04/30/18 (r), GBP	1,500	2,760
CIT Group Inc., 5.00%, 08/01/23 (e)	2,000	2,047
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (m)	5,000	5,050
5.95% (callable at 100 beginning 01/30/23) (e) (m)	5,000	5,050
6.30% (callable at 100 beginning 05/15/24) (m)	9,100	9,271
E*TRADE Financial Corp., 6.00%, 11/15/17	3,000	3,120
International Lease Finance Corp.
8.75%, 03/15/17 (e)	2,000	2,325
8.88%, 09/01/17	4,700	5,564
iStar Financial Inc., 5.00%, 07/01/19	6,000	6,000
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	10,000	9,939
7.90% (callable at 100 beginning 04/30/18) (m)	11,500	12,880
Morgan Stanley, 5.50%, 01/26/20	5,000	5,722
Nuveen Investments Inc., 9.50%, 10/15/20 (r)	4,500	5,332
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	5,200	5,277
Stena AB, 7.00%, 02/01/24 (e) (r)	900	958
Stena International SA, 5.75%, 03/01/24 (r)	5,800	5,858
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,700	4,976
		99,685
HEALTH CARE - 2.7%
Alere Inc.
7.25%, 07/01/18	3,800	4,142
6.50%, 06/15/20 (e)	3,300	3,465
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (e) (r)	800	820
6.88%, 02/01/22 (r)	2,000	2,120
DaVita HealthCare Partners Inc., 5.13%, 07/15/24	3,600	3,623
HCA Inc.
6.50%, 02/15/20	4,300	4,837
7.50%, 02/15/22	4,100	4,730
5.88%, 05/01/23	7,500	7,847
5.00%, 03/15/24	7,000	7,097
MPH Acquisition Holdings LLC, 6.63%, 04/01/22 (r)	2,300	2,409
Tenet Healthcare Corp.
9.25%, 02/01/15	4,800	5,036
5.00%, 03/01/19 (r)	1,300	1,318
8.00%, 08/01/20	3,404	3,689
8.13%, 04/01/22	9,800	11,343
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	3,600	3,825
7.50%, 07/15/21 (r)	3,900	4,319
5.63%, 12/01/21 (e) (r)	2,100	2,158
		72,778
INDUSTRIALS - 2.7%
ADT Corp., 4.13%, 06/15/23 (e)	2,200	2,030
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	2,656
Belden Inc., 5.50%, 09/01/22 (r)	5,000	5,175
Bombardier Inc.
6.00%, 10/15/22 (e) (r)	5,000	5,125
6.13%, 01/15/23 (e) (r)	5,600	5,768
Ceridian LLC, 8.13%, 11/15/17 (r)	5,000	5,050
CEVA Group Plc, 7.00%, 03/01/21 (e) (r)	2,500	2,569
CEVA Group Plc Term Loan
6.50%, 03/04/21 (i)	1,966	1,926
6.50%, 03/12/21 (i)	1,355	1,328
CEVA Logisitics Term Loan
6.50%, 03/18/21 (i)	246	241
6.50%, 03/18/21 (i)	1,425	1,397
CHC Helicopter SA, 9.25%, 10/15/20	3,150	3,433
Dynacast International LLC, 9.25%, 07/15/19	3,500	3,850
Hertz Corp., 6.75%, 04/15/19 (e)	1,100	1,166
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	3,100	3,209
Laureate Education Inc., 9.25%, 09/01/19 (r)	2,500	2,575
Navistar International Corp., 8.25%, 11/01/21 (e)	4,700	4,906
Navistar International Corp. Term Loan B, 5.75%, 08/15/19 (i)	2,488	2,534
TransDigm Inc.
6.00%, 07/15/22 (r)	2,700	2,774
6.50%, 07/15/24 (e) (r)	2,700	2,811
United Rentals North America Inc.
8.38%, 09/15/20 (e)	6,600	7,243
5.75%, 11/15/24	5,500	5,713
		73,479
INFORMATION TECHNOLOGY - 3.0%
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	6,000	6,173
Boxer Parent Co. Inc., 9.00%, 10/15/19 (r) (y)	2,000	1,950
CDW LLC, 8.50%, 04/01/19	7,000	7,577
First Data Corp.
8.25%, 01/15/21 (r)	15,914	17,426
12.63%, 01/15/21	11,000	13,544
8.75%, 01/15/22 (r) (y)	3,198	3,530
First Data Corp. Extended Term Loan, 4.15%, 03/24/18 (i)	9,123	9,134
Freescale Semiconductor Inc.
8.05%, 02/01/20	7,148	7,720
10.75%, 08/01/20	7,786	8,798
Infor US Inc., 9.38%, 04/01/19	1,600	1,782
SRA International Inc., 11.00%, 10/01/19 (e)	900	965
SRA International Inc. Term Loan, 6.50%, 12/19/19 (i)	3,857	3,864
		82,463
MATERIALS - 2.7%
AngloGold Ashanti Holdings Plc, 8.50%, 07/30/20 (e)	2,000	2,240
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (r)	1,400	1,435
6.75%, 01/31/21 (e) (r)	1,500	1,549
Cemex Finance LLC
9.38%, 10/12/22 (r)	1,800	2,117
6.00%, 04/01/24 (e) (r)	3,000	3,124
Cemex SAB de CV
3.25%, 03/15/16 (v)	3,625	5,263
9.00%, 01/11/18 (r)	1,288	1,385
3.75%, 03/15/18 (v)	2,125	3,223
5.88%, 03/25/19 (e) (r)	2,000	2,090
7.25%, 01/15/21 (r)	6,000	6,600
Consolidated Minerals Ltd., 8.00%, 05/15/20 (e) (r)	2,000	1,960
First Quantum Minerals Ltd.
6.75%, 02/15/20 (r)	2,070	2,132
7.00%, 02/15/21 (r)	2,070	2,130
7.25%, 05/15/22 (r)	4,000	4,170
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	2,500	2,625

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
8.25%, 11/01/19 (e) (r)	2,750	2,994
HudBay Minerals Inc., 9.50%, 10/01/20	3,000	3,300
Ineos Finance Plc, 8.38%, 02/15/19 (r)	1,700	1,857
INEOS Group Holdings SA
5.75%, 02/15/19 (r), EUR	2,800	3,959
5.88%, 02/15/19 (r)	1,900	1,948
Kerling Plc, 10.63%, 02/01/17 (e) (r), EUR	3,600	5,227
Molycorp Inc., 10.00%, 06/01/20 (e)	5,000	4,600
Orion Engineered Carbons Bondco GmbH, 10.00%, 06/15/18 (r), EUR	2,800	4,129
Walter Energy Inc.
9.50%, 10/15/19 (e) (r)	2,500	2,537
9.88%, 12/15/20	3,850	2,377
		74,971
TELECOMMUNICATION SERVICES - 3.8%
CenturyLink Inc., 6.75%, 12/01/23	800	874
CommScope Holding Co. Inc., 6.63%, 06/01/20 (r) (y)	2,200	2,349
Frontier Communications Corp.
8.50%, 04/15/20	900	1,062
9.25%, 07/01/21	3,000	3,593
7.13%, 01/15/23 (e)	2,200	2,332
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	5,000	5,050
Intelsat Jackson Holdings SA, 5.50%, 08/01/23	5,000	4,962
Sprint Corp.
7.88%, 09/15/23 (r)	9,400	10,457
7.13%, 06/15/24 (r)	5,500	5,830
Sprint Nextel Corp.
9.13%, 03/01/17	3,300	3,865
8.38%, 08/15/17	90	105
9.00%, 11/15/18 (r)	7,500	9,094
7.00%, 08/15/20 (e)	5,000	5,531
11.50%, 11/15/21	7,500	10,125
T-Mobile USA Inc.
6.54%, 04/28/20 (e)	6,700	7,236
6.63%, 04/01/23 (e)	7,500	8,137
Telecom Italia SpA, 5.30%, 05/30/24 (r)	5,000	5,019
Verizon Communications Inc.
5.15%, 09/15/23	3,400	3,803
6.55%, 09/15/43	3,700	4,649
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	4,000	4,140
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	5,000	5,337
		103,550
UTILITIES - 0.9%
AES Corp.
4.88%, 05/15/23 (e)	1,000	990
5.50%, 03/15/24	2,500	2,556
Calpine Corp.
7.88%, 07/31/20 (e) (r)	710	771
7.50%, 02/15/21 (r)	4,378	4,750
6.00%, 01/15/22 (r)	2,400	2,586
7.88%, 01/15/23 (e) (r)	2,398	2,674
InterGen NV, 7.00%, 06/30/23 (r)	10,000	10,325
		24,652
Total Corporate Bonds and Notes (cost $934,123)		1,001,528
OTHER EQUITY INTERESTS - 0.0%
Dynegy Holdings LLC (c) (f) (p) (q) (u)	11,000	—
Dynegy Holdings LLC (c) (f) (p) (q) (u)	4,750	—
Dynegy Holdings LLC (c) (f) (p) (q) (u)	3,500	—
General Motors Co. (c) (f) (u)	100	1
SuperMedia Inc. Escrow Litigation Trust (c) (f) (p) (q) (u)	868	—
Total Other Equity Interests (cost $14)		1

SHORT TERM INVESTMENTS - 18.7%
Investment Companies - 11.3%
JNL Money Market Fund, 0.01% (a) (h)	306,130	306,130
Securities Lending Collateral - 7.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	202,458	202,458
Total Short Term Investments (cost $508,588)		508,588
Total Investments - 107.2% (cost $2,585,337)		2,916,089
Other Assets and Liabilities, Net - (7.2%)		(195,002)
Total Net Assets - 100.0%		$2,721,087

Portfolio Composition:	Percentage of Total Investments
Energy	17.5%
Utilities	10.8
Materials	9.9
Financials	9.6
Health Care	7.5
Consumer Discretionary	7.4
Information Technology	6.3
Industrials	5.8
Telecommunication Services	5.0
Consumer Staples	2.8
Short Term Investments	17.4
Total Investments	100.0%

JNL/Franklin Templeton International Small Cap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 96.5%
AUSTRALIA - 0.1%
Iluka Resources Ltd. (e)	72	$550
AUSTRIA - 0.7%
Flughafen Wien AG	25	2,326
Wienerberger AG	68	1,137
		3,463
BELGIUM - 1.9%
Barco NV	21	1,660
RHJ International (c)	1,643	8,003
		9,663
BERMUDA - 2.5%
Arch Capital Group Ltd. (c)	184	10,557
Axis Capital Holdings Ltd.	46	2,033
		12,590
BRAZIL - 0.2%
Cia de Saneamento de Minas Gerais	44	786

CANADA - 5.8%
AGF Management Ltd. (e)	92	1,077
Canaccord Genuity Group Inc.	115	1,320
Dorel Industries Inc.	50	1,838
Enerflex Ltd.	73	1,385
Ensign Energy Services Inc.	57	888
Fairfax Financial Holdings Ltd.	31	14,897
Genworth MI Canada Inc. (e)	44	1,553
HudBay Minerals Inc. (e)	170	1,570

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Major Drilling Group International Inc.	257	1,874
Mullen Group Ltd. (e)	45	1,304
Trican Well Service Ltd. (e)	71	1,151
		28,857
CHINA - 0.9%
AAC Technologies Holdings Inc. (e)	254	1,650
China ZhengTong Auto Services Holdings Ltd.	1,469	822
Daphne International Holdings Ltd. (e)	1,210	475
Kingdee International Software Group Co. Ltd. (c) (e)	1,906	624
SinoMedia Holding Ltd.	920	711
		4,282
FINLAND - 4.5%
Amer Sports Oyj - Class A	140	2,872
Huhtamaki Oyj	106	2,769
Uponor Oyj (e)	658	12,118
Valmet Corp. (e)	395	4,727
		22,486
FRANCE - 4.6%
Beneteau SA (c)	707	12,889
Euler Hermes SA	69	8,329
IPSOS (e)	52	1,961
		23,179
GERMANY - 2.0%
Gerresheimer AG	40	2,769
Gildemeister AG	57	1,969
Kloeckner & Co. SE (c)	115	1,726
Leoni AG	22	1,777
Rational AG (e)	6	1,939
		10,180
GREECE - 0.8%
JUMBO SA (c)	248	4,056

HONG KONG - 2.7%
Digital China Holdings Ltd.	511	461
Luk Fook Holdings International Ltd. (e)	302	886
MIE Holdings Corp.	1,530	282
Shenguan Holdings Group Ltd.	2,510	1,060
Sitoy Group Holdings Ltd.	1,458	890
Stella International Holdings Ltd.	544	1,477
Techtronic Industries Co.	881	2,823
Value Partners Group Ltd.	2,007	1,344
VTech Holdings Ltd. (e)	205	2,719
Yingde Gases	1,254	1,359
		13,301
INDIA - 0.2%
Jain Irrigation Systems Ltd.	514	1,022

IRELAND - 9.9%
C&C Group Plc	2,256	14,040
Dalata Hotel Group Plc (c)	210	861
Grafton Group Plc	1,642	16,289
Green REIT plc (c)	4,472	7,531
Irish Continental Group Plc	1,891	7,016
Irish Residential Properties REIT Plc (c) (r)	3,000	4,149
		49,886
ITALY - 3.0%
Amplifon SpA	78	490
Azimut Holding SpA	9	225
MARR SpA	48	906
Prysmian SpA	542	12,243
Sorin SpA (c)	462	1,355
		15,219
JAPAN - 9.9%
Aderans Holdings Co. Ltd.	800	12,533
Asahi Co. Ltd.	64	922
Asatsu-DK Inc. (e)	277	7,505
Asics Corp.	144	3,363
Capcom Co. Ltd.	42	704
Daibiru Corp.	175	1,788
Descente Ltd.	120	1,076
en-japan Inc.	28	598
Keihin Corp. (e)	76	1,205
Kobayashi Pharmaceutical Co. Ltd.	45	2,825
Meitec Corp.	79	2,469
Nissin Kogyo Co. Ltd.	33	657
Sankyo Co. Ltd.	149	5,747
Seria Co. Ltd.	10	478
Shinko Plantech Co. Ltd.	88	689
Square Enix Holdings Co. Ltd.	66	1,175
Sumitomo Rubber Industries Inc.	147	2,123
Tokai Rika Co. Ltd.	53	1,059
Tsumura & Co.	46	1,092
Unipres Corp.	72	1,739
		49,747
LUXEMBOURG - 0.2%
Grand City Properties SA (c)	77	965

NETHERLANDS - 7.3%
Aalberts Industries NV	70	2,300
Accell Group	68	1,321
Arcadis NV	65	2,231
Beter Bed Holding NV	51	1,215
Sligro Food Group NV	349	14,448
TNT NV	1,539	13,926
USG People NV	70	1,064
		36,505
NORWAY - 0.9%
Ekornes ASA	88	1,174
Fred Olsen Energy ASA (e)	36	1,019
Schibsted ASA	27	1,384
Tomra Systems ASA	118	960
		4,537
PHILIPPINES - 0.5%
Metropolitan Bank & Trust Co.	323	646
Vista Land & Lifescapes Inc.	12,682	1,778
		2,424
RUSSIAN FEDERATION - 0.3%
X5 Retail Group NV - GDR (c) (p)	64	1,371

SINGAPORE - 1.4%
ARA Asset Management Ltd.	4,838	6,907

SOUTH KOREA - 2.7%
Binggrae Co. Ltd.	7	617
BS Financial Group Inc.	142	2,095
Daum Communications Corp.	10	1,151
DGB Financial Group Inc.	156	2,330
Halla Visteon Climate Control Corp.	51	2,310
Hyundai Mipo Dockyard Co. Ltd.	6	931
KIWOOM Securities Co. Ltd.	11	463
Korea Investment Holdings Co. Ltd.	29	1,146
Sindoh Co. Ltd.	23	1,485
Youngone Corp.	27	1,201
		13,729
SPAIN - 2.8%
Construcciones y Auxiliar de Ferrocarriles SA	5	2,158
Melia Hotels International SA	55	670

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Tecnicas Reunidas SA	31	1,908
Zardoya Otis SA (e)	514	9,152
		13,888
SWEDEN - 0.4%
Duni AB	49	776
Oriflame Cosmetics SA - SDR (e)	47	1,094
		1,870
SWITZERLAND - 1.2%
Logitech International SA (e)	39	511
Nobel Biocare Holding AG	89	1,318
Panalpina Welttransport Holding AG	19	3,062
Vontobel Holding AG (e)	27	936
		5,827
TAIWAN - 1.3%
D-Link Corp.	1,456	966
Giant Manufacturing Co. Ltd.	256	1,994
Simplo Technology Co. Ltd.	455	2,821
Tripod Technology Corp.	517	997
		6,778
THAILAND - 0.3%
Hana Microelectronics PCL	713	736
LPN Development PCL (c)	1,260	789
		1,525
TURKEY - 0.0%
Aygaz A/S	31	131

UNITED KINGDOM - 24.0%
African Minerals Ltd. (c)	402	476
Alent Plc	2,223	13,930
Bellway Plc	30	799
Berendsen Plc	66	1,104
Bovis Homes Group Plc	47	629
Carpetright Plc (c)	1,007	8,616
Debenhams Plc	1,185	1,387
Devro Plc	279	1,188
Dignity Plc	28	648
Direct Line Insurance Group Plc	2,854	13,170
Greggs Plc	237	2,174
Headlam Group Plc	1,365	9,733
HomeServe Plc	23	125
Keller Group Plc	141	2,228
Kennedy Wilson Europe Real Estate Plc (c) (r)	786	14,799
Laird Plc	229	1,111
Man Group Plc	1,022	1,839
Michael Page International Plc	1,773	13,069
Morgan Sindall Group Plc	443	6,479
Persimmon Plc	7	154
Savills Plc	337	3,623
SIG Plc	746	2,406
Sthree Plc	987	6,552
United Business Media Ltd.	73	836
Vectura Group Plc (c)	339	772
Vesuvius Plc	1,606	12,591
		120,438
UNITED STATES OF AMERICA - 3.5%
Flextronics International Ltd. (c)	102	1,126
RenaissanceRe Holdings Ltd.	141	15,109
Steiner Leisure Ltd. (c)	26	1,112
		17,347
Total Common Stocks (cost $409,351)		483,509

PREFERRED STOCKS - 0.2%
GERMANY - 0.2%
Draegerwerk AG & Co. KGaA (e)	11	1,139
Total Preferred Stocks (cost $1,326)		1,139

RIGHTS - 0.0%
SOUTH KOREA - 0.0%
BS Financial Group Inc. (c) (f)	23	30
Total Rights (cost $0)		30

INVESTMENT COMPANIES - 0.3%
iShares MSCI EAFE Small-Cap ETF	26	1,376
Total Investment Companies (cost $1,392)		1,376

SHORT TERM INVESTMENTS - 7.5%
Investment Companies - 2.9%
JNL Money Market Fund, 0.01% (a) (h)	14,576	14,576
Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	23,123	23,123
Total Short Term Investments (cost $37,699)		37,699
Total Investments - 104.5% (cost $449,768)		523,753
Other Assets and Liabilities, Net - (4.5%)		(22,354)
Total Net Assets - 100.0%		$501,399

Portfolio Composition:		Percentage of Total Investments
Industrials		28.1%
Financials		24.7
Consumer Discretionary		18.3
Consumer Staples		10.0
Materials		4.3
Information Technology		3.6
Health Care		1.7
Energy		1.6
Utilities		0.2
Investment Companies		0.3
Short Term Investments		7.2
Total Investments		100.0%

JNL/Franklin Templeton Mutual Shares Fund

	Shares/Par †	Value
COMMON STOCKS - 86.5%
CONSUMER DISCRETIONARY - 8.8%
CBS Corp. - Class B	240	$14,896
Cengage Learning Holdings II LP (c)	53	1,845
Comcast Corp. - Special Class A (e)	67	3,554
General Motors Co.	436	15,827
Kohl’s Corp.	171	9,026
Reed Elsevier Plc	1,040	16,713
Time Warner Cable Inc. (e)	127	18,714
Tribune Co. - Class A (c)	60	5,135
Tribune Co. - Class B (c)	23	1,947
Twenty-First Century Fox Inc. - Class B	682	23,345
		111,002
CONSUMER STAPLES - 11.8%
Altria Group Inc.	312	13,076
Avon Products Inc.	657	9,605
British American Tobacco Plc	369	21,986
Coca-Cola Enterprises Inc.	111	5,308

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CVS Caremark Corp.	123	9,247
Imperial Tobacco Group Plc	286	12,872
Kroger Co.	336	16,622
Lorillard Inc.	264	16,122
PepsiCo Inc.	139	12,380
Philip Morris International Inc.	77	6,482
Tesco Plc	2,488	12,090
Walgreen Co.	170	12,618
		148,408
ENERGY - 11.4%
Apache Corp.	234	23,505
Baker Hughes Inc.	203	15,092
BG Group Plc	444	9,376
BP Plc	1,134	9,986
CONSOL Energy Inc.	178	8,205
Ensco Plc - Class A (e)	81	4,474
Marathon Oil Corp.	465	18,550
Murphy Oil Corp.	120	7,952
Petroleo Brasileiro SA - Petrobras - ADR	316	4,616
Royal Dutch Shell Plc - Class A	553	22,820
Talisman Energy Inc.	682	7,232
Talisman Energy Inc.	41	436
Transocean Ltd. (e)	240	10,807
		143,051
FINANCIALS - 17.4%
ACE Ltd.	182	18,830
Alexander’s Inc.	8	2,955
Alleghany Corp. (c)	30	13,248
Allstate Corp.	182	10,683
Ally Financial Inc. (c) (e)	257	6,144
American International Group Inc.	416	22,690
Bond Street Holding LLC - Class A (c) (f) (r)	41	691
Canary Wharf Group Plc (c) (f) (q)	405	3,083
CIT Group Inc.	150	6,853
Citigroup Inc.	267	12,573
Columbia Banking System Inc.	63	1,665
Credit Suisse Group AG	381	10,822
Forestar Group Inc. (c)	42	808
Guaranty Bancorp	10	135
ING Groep NV - CVA (c)	555	7,788
JPMorgan Chase & Co.	287	16,537
KB Financial Group Inc.	159	5,537
MetLife Inc.	236	13,132
Morgan Stanley	76	2,467
PNC Financial Services Group Inc.	273	24,281
Societe Generale - Class A	40	2,124
SunTrust Banks Inc.	224	8,958
Wells Fargo & Co.	162	8,536
White Mountains Insurance Group Ltd.	17	10,426
Zurich Financial Services AG	27	8,184
		219,150
HEALTH CARE - 12.8%
AstraZeneca Plc	141	10,526
AstraZeneca Plc - ADR	55	4,123
CIGNA Corp.	278	25,595
Eli Lilly & Co.	187	11,621
Hospira Inc. (c)	183	9,424
Medtronic Inc.	546	34,792
Merck & Co. Inc.	597	34,512
Stryker Corp.	67	5,641
Teva Pharmaceutical Industries Ltd. - ADR	471	24,673
		160,907
INDUSTRIALS - 4.5%
A P Moller - Maersk A/S - Class B	8	19,095
B/E Aerospace Inc. (c)	90	8,344
Caterpillar Inc.	87	9,422
CNH Industrial NV	696	7,144
Federal Signal Corp.	96	1,400
Huntington Ingalls Industries Inc.	119	11,248
		56,653
INFORMATION TECHNOLOGY - 11.5%
Apple Inc.	374	34,797
Cisco Systems Inc.	666	16,557
Hewlett-Packard Co.	333	11,213
Microsoft Corp.	877	36,587
Samsung Electronics Co. Ltd.	7	8,738
Symantec Corp.	828	18,956
Xerox Corp.	1,442	17,943
		144,791
MATERIALS - 5.1%
Anglo American Plc	317	7,761
Freeport-McMoRan Copper & Gold Inc.	475	17,346
International Paper Co.	347	17,510
MeadWestvaco Corp. (e)	256	11,339
ThyssenKrupp AG (c)	334	9,707
		63,663
TELECOMMUNICATION SERVICES - 1.7%
Koninklijke KPN NV (c)	1,766	6,439
Vodafone Group Plc	4,333	14,483
		20,922
UTILITIES - 1.5%
Entergy Corp.	66	5,408
NRG Energy Inc.	351	13,058
		18,466
Total Common Stocks (cost $831,112)		1,087,013

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Volkswagen AG	33	8,612
Total Preferred Stocks (cost $8,576)		8,612

CORPORATE BONDS AND NOTES - 5.0%
CONSUMER DISCRETIONARY - 1.8%
Caesars Entertainment Corp. Term Loan, 9.75%, 10/25/19 (i)	$351	346
Caesars Entertainment Operating Co. 1st Lien Term Loan B, 5.40%, 10/25/19 (i)	3,118	2,908
Cengage Learning Acquisitions Inc. Term Loan, 7.00%, 02/24/21 (i)	329	333
Clear Channel Communications Inc., 9.00%, 12/15/19 (i)	7,449	7,942
Clear Channel Communications Inc. Term Loan
6.90%, 01/30/19 (i)	4,339	4,315
7.65%, 07/30/19 (i)	1,395	1,397
Clear Channel Communications Inc. Term Loan B, 3.80%, 01/29/16 (i)	68	68
Clear Channel Communications Inc. Term Loan C, 3.80%, 01/29/16 (i)	6	6
Harrahs Operating Co. Inc. Extended Term Loan B, 4.40%, 10/25/19 (i)	654	604
JC Penney Corp. Inc. Term Loan, 6.00%, 01/14/20 (i)	5,285	5,342
		23,261
ENERGY - 0.4%
NGPL PipeCo LLC
7.12%, 12/15/17 (r)	1,969	1,998
9.63%, 06/01/19 (r)	2,922	3,200

	Shares/Par †	Value
NGPL PipeCo LLC Term Loan, 6.75%, 08/21/19 (i)	166	166
		5,364
FINANCIALS - 0.0%
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f) (q)	1,130	—

INDUSTRIALS - 0.4%
American Airlines Inc., 7.50%, 03/15/16 (r)	4,372	4,542

INFORMATION TECHNOLOGY - 0.6%
Avaya Inc. Term Loan B-6, 6.50%, 11/15/19 (i)	894	893
First Data Corp.
12.63%, 01/15/21	782	963
11.75%, 08/15/21	3,334	3,951
First Data Holdings Inc., 14.50%, 09/24/19 (r) (y)	2,146	2,385
		8,192
TELECOMMUNICATION SERVICES - 0.7%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	2,435
10.50%, 03/01/21 (r)	2,527	2,331
Avaya Inc. Term Loan B-3, 4.73%, 09/21/19 (i)	3,665	3,586
		8,352
UTILITIES - 1.1%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (c) (d) (r)	4,182	3,816
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.74%, 10/10/17 (i)	11,682	9,545
		13,361
Total Corporate Bonds and Notes (cost $59,985)		63,072

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Commonwealth of Puerto Rico, 8.00%, 07/01/35	3,428	3,017
Total Government and Agency Obligations (cost $3,198)		3,017

OTHER EQUITY INTERESTS - 1.0%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	12,533
Tribune Co. Litigation Interests (c) (f) (q) (u)	67	—
Total Other Equity Interests (cost $12,041)		12,533

SHORT TERM INVESTMENTS - 7.6%
Investment Companies - 6.4%
JNL Money Market Fund, 0.01% (a) (h)	80,131	80,131

Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	15,178	15,178
Total Short Term Investments (cost $95,309)		95,309

Total Investments - 101.1% (cost $1,010,221)		1,269,556
Other Assets and Liabilities, Net - (1.1%)		(13,194)
Total Net Assets - 100.0%		$1,256,362

Portfolio Composition:		Percentage of Total Investments
Financials		18.2%
Health Care		12.7
Information Technology		12.1
Energy		11.7
Consumer Staples		11.7
Consumer Discretionary		11.3
Materials		5.0
Industrials		4.8
Utilities		2.5
Telecommunication Services		2.3
Government Securities		0.2
Short Term Investments		7.5
Total Investments		100.0%

JNL/Franklin Templeton Small Cap Value Fund

	Shares/Par †	Value
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 19.2%
Autoliv Inc. (e)	55	$5,862
Brown Shoe Co. Inc. (e)	655	18,748
Brunswick Corp.	221	9,323
Cato Corp. - Class A	325	10,042
Drew Industries Inc.	110	5,511
GameStop Corp. - Class A (e)	110	4,444
Genesco Inc. (c)	245	20,081
Gentex Corp.	380	11,045
Group 1 Automotive Inc.	316	26,617
Hillenbrand Inc.	588	19,171
Hooker Furniture Corp. (e)	40	641
La-Z-Boy Inc. (e)	800	18,524
M/I Homes Inc. (c)	201	4,886
MDC Holdings Inc.	98	2,953
Men’s Wearhouse Inc.	267	14,887
Pep Boys-Manny Moe & Jack (c) (e)	816	9,352
Thor Industries Inc.	410	23,317
West Marine Inc. (c)	406	4,167
Winnebago Industries Inc. (c)	140	3,537
		213,108
CONSUMER STAPLES - 2.3%
GrainCorp Ltd. - Class A (e)	1,050	8,313
Maple Leaf Foods Inc. (e)	915	17,028
		25,341
ENERGY - 10.1%
Atwood Oceanics Inc. (c)	327	17,166
Bristow Group Inc.	287	23,122
Energen Corp.	133	11,848
Helix Energy Solutions Group Inc. (c)	536	14,105
Oil States International Inc. (c)	77	4,954
Rowan Cos. Plc - Class A	140	4,473
Tidewater Inc.	247	13,869
Unit Corp. (c)	328	22,604
		112,141
FINANCIALS - 10.2%
Arthur J Gallagher & Co.	86	3,984
Aspen Insurance Holdings Ltd.	230	10,447
Assurant Inc.	41	2,661
Chemical Financial Corp.	265	7,441
Hanover Insurance Group Inc.	218	13,773
HCC Insurance Holdings Inc.	117	5,741
Montpelier Re Holdings Ltd.	265	8,451
OFG Bancorp (e)	164	3,010
Old Republic International Corp.	623	10,305
Peoples Bancorp Inc.	71	1,883
Protective Life Corp.	158	10,954

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
StanCorp Financial Group Inc.	306	19,584
TrustCo Bank Corp. (e)	1,223	8,170
Validus Holdings Ltd.	191	7,305
		113,709
HEALTH CARE - 3.7%
Hill-Rom Holdings Inc.	229	9,493
STERIS Corp.	394	21,062
Teleflex Inc.	102	10,813
		41,368
INDUSTRIALS - 33.3%
AAR Corp.	651	17,931
Apogee Enterprises Inc. (e)	330	11,504
Applied Industrial Technologies Inc.	161	8,162
Astec Industries Inc.	434	19,039
Brady Corp. - Class A	201	6,004
Briggs & Stratton Corp. (e)	394	8,055
Carlisle Cos. Inc.	160	13,877
Civeo Corp. (c) (e)	334	8,370
EMCOR Group Inc.	462	20,568
EnerSys Inc.	103	7,099
EnPro Industries Inc. (c)	155	11,340
Franklin Electric Co. Inc.	226	9,095
Genesee & Wyoming Inc. - Class A (c)	103	10,763
Gibraltar Industries Inc. (c)	365	5,661
Granite Construction Inc.	575	20,688
Insperity Inc. (e)	175	5,788
Kennametal Inc.	305	14,097
Lincoln Electric Holdings Inc.	217	15,136
Lindsay Corp. (e)	159	13,472
McGrath RentCorp	278	10,231
MSA Safety Inc.	292	16,761
Mueller Industries Inc.	359	10,546
Powell Industries Inc.	144	9,423
Regal-Beloit Corp.	291	22,831
Simpson Manufacturing Co. Inc.	278	10,115
SkyWest Inc. (e)	669	8,173
Trinity Industries Inc. (e)	423	18,472
Universal Forest Products Inc.	369	17,812
Wabash National Corp. (c)	1,211	17,255
Watts Water Technologies Inc. - Class A	46	2,870
		371,138
INFORMATION TECHNOLOGY - 1.7%
Cohu Inc.	390	4,173
Ingram Micro Inc. - Class A (c)	232	6,765
Multi-Fineline Electronix Inc. (c)	77	854
Rofin-Sinar Technologies Inc. (c)	314	7,546
		19,338
MATERIALS - 15.2%
A. Schulman Inc.	406	15,701
AptarGroup Inc.	51	3,438
Axiall Corp.	176	8,296
Cabot Corp.	330	19,137
Carpenter Technology Corp.	314	19,854
HB Fuller Co. (e)	460	22,145
Minerals Technologies Inc.	123	8,092
Reliance Steel & Aluminum Co.	151	11,160
RPM International Inc.	337	15,572
Sensient Technologies Corp.	396	22,041
Steel Dynamics Inc.	609	10,937
Stepan Co.	242	12,773
		169,146
Total Common Stocks (cost $792,733)		1,065,289

SHORT TERM INVESTMENTS - 6.5%
Investment Companies - 4.0%
JNL Money Market Fund, 0.01% (a) (h)	44,773	44,773
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	27,402	27,402
Total Short Term Investments (cost $72,175)		72,175
Total Investments - 102.2% (cost $864,908)		1,137,464
Other Assets and Liabilities, Net - (2.2%)		(24,557)
Total Net Assets - 100.0%		$1,112,907

Portfolio Composition:		Percentage of Total Investments
Industrials		32.6%
Consumer Discretionary		18.7
Materials		14.9
Financials		10.0
Energy		9.9
Health Care		3.6
Consumer Staples		2.2
Information Technology		1.7
Short Term Investments		6.4
Total Investments		100.0%

JNL/Goldman Sachs Core Plus Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.3%
ACIS CLO Ltd.
0.73%, 10/14/22 (r)	$900	$872
1.14%, 10/14/22 (r)	6,300	6,099
Adjustable Rate Mortgage Trust REMIC, 2.65%, 04/25/35 (i)	207	207
Aire Valley Mortgages Plc
0.48%, 09/20/66 (i), EUR	83	111
0.52%, 09/20/66 (i), EUR	450	600
0.64%, 09/20/66 (i), EUR	2,549	3,427
REMIC, 0.45%, 09/20/66 (i) (r)	640	625
Amortizing Residential Collateral Trust REMIC, 1.95%, 08/25/32 (i)	53	35
Asset Backed Securities Corp. Home Equity REMIC, 3.00%, 04/15/33 (i)	27	25
Banc of America Commercial Mortgage Inc. REMIC, 5.79%, 04/10/49 (i)	600	663
Banc of America Funding Corp. REMIC
2.67%, 06/20/36 (i)	998	844
5.79%, 10/25/36 (i)	53	42
0.43%, 06/20/47 (i)	1,700	1,097
Banc of America Mortgage Securities Inc. REMIC, 2.77%, 09/25/35 (i)	618	587
BlueMountain CLO Ltd., 0.48%, 03/17/21 (i) (r)	3,841	3,780
Brentwood CLO Corp., 0.50%, 02/01/22 (i) (r)	2,132	2,097
Citigroup Mortgage Loan Trust Inc. REMIC, 2.77%, 12/25/35 (i)	1,004	804
College Loan Corp. Trust, 0.42%, 04/25/24 (i)	1,500	1,496
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	20	21
Countrywide Alternative Loan Trust REMIC, 1.62%, 09/25/35 (i)	203	188
Countrywide Asset-Backed Certificates REMIC, 2.03%, 06/25/34 (i)	107	92
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.54%, 02/19/34 (i)	272	267

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Deutsche Bank Alternate Loan Trust REMIC, 1.79%, 08/25/35 (i)	197	157
Educational Services of America Inc., 1.08%, 07/25/23 (i) (r)	738	747
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.80%, 05/17/32 (i) (p) (q)	923	13
GCO Education Loan Funding Trust, 0.36%, 05/25/25 (i)	2,340	2,300
GMAC Mortgage Corp. Loan Trust REMIC
6.86%, 09/25/37 (i)	234	248
7.00%, 09/25/37 (i)	155	155
Granite Master Issuer Plc, 0.29%, 12/20/54 (i)	1,371	1,359
Granite Mortgages Plc, 0.91%, 01/20/44 (i), GBP	233	398
GSMPS Mortgage Loan Trust, 0.61%, 02/25/35 (i) (r)	54	50
GSR Mortgage Loan Trust REMIC, 2.68%, 10/25/35 (i)	328	292
Halcyon Loan Advisors Funding Ltd., 1.81%, 04/18/26 (i) (r)	2,550	2,541
Harborview Mortgage Loan Trust REMIC, 2.60%, 08/19/36 (i)	1,269	1,026
ICG U.S. CLO Ltd., 1.51%, 04/20/26 (r)	5,300	5,130
Impac CMB Trust REMIC, 0.79%, 03/25/35 (i)	102	87
IndyMac Index Mortgage Loan Trust REMIC, 0.77%, 06/25/34 (i)	184	173
Leek Finance Number Eighteen Plc
0.47%, 09/21/38 (i), EUR	150	213
0.49%, 09/21/38 (i)	1,351	1,401
Leek Finance Number Seventeen Plc
0.49%, 12/21/37 (i), EUR	298	428
0.83%, 12/21/37 (i), GBP	133	238
Lehman XS Trust REMIC, 1.00%, 09/25/47 (i)	1,090	912
Luminent Mortgage Trust REMIC, 0.34%, 05/25/46 (i)	467	376
MASTR Adjustable Rate Mortgages Trust REMIC
2.89%, 10/25/34 (i)	218	207
3.18%, 12/25/34 (i)	64	62
1.32%, 12/25/46 (i)	2,296	1,840
MASTR Seasoned Securities Trust REMIC, 3.27%, 10/25/32 (i)	193	190
Mid-State Trust, 7.34%, 07/01/35	150	161
Morgan Stanley Capital I Trust REMIC
5.48%, 02/12/44 (i)	200	219
5.93%, 12/15/44 (i)	150	147
Morgan Stanley Mortgage Loan Trust REMIC
2.66%, 08/25/34 (i)	112	111
2.81%, 03/25/36 (i)	1,215	1,034
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	2,001
1.84%, 10/07/20	184	185
OCP CLO Ltd., 0.00%, 04/26/26 (r)	5,800	5,601
OFSI Fund VI Ltd., 1.44%, 03/20/25 (r)	5,700	5,554
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.36%, 10/01/35 (i)	1,681	1,705
Quadrivio Finance Srl, 0.83%, 07/25/60, EUR	1,120	1,524
Red River CLO Ltd., 0.50%, 07/27/18 (i) (r)	3,082	3,047
Residential Accredit Loans Inc. Trust REMIC, 1.12%, 01/25/46 (i)	975	704
Residential Funding Mortgage Securities Inc. Trust REMIC
2.77%, 08/25/35 (i)	512	414
2.94%, 09/25/35 (i)	504	479
Structured Asset Mortgage Investments Inc. REMIC, 2.52%, 08/25/35 (i)	82	81
Thrones Plc, 2.03%, 07/20/44, GBP	632	1,090
Trinitas CLO II Ltd., 1.61%, 07/15/26 (f) (p) (q)	2,500	2,455
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.38%, 06/25/34 (i)	403	411
2.13%, 09/25/36 (i)	989	875
Wells Fargo Alternative Loan Trust REMIC, 2.66%, 12/28/37 (i)	2,013	1,653
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.62%, 04/25/36 (i)	117	115
WhiteHorse VIII Ltd.
1.71%, 05/01/26 (r)	2,400	2,388
2.26%, 05/01/26 (r)	500	489
Total Non-U.S. Government Agency Asset-Backed Securities (cost $78,907)		76,965

CORPORATE BONDS AND NOTES - 27.0%
CONSUMER DISCRETIONARY - 3.3%
CCO Holdings LLC, 5.25%, 09/30/22 (e)	825	838
D.R. Horton Inc., 4.38%, 09/15/22	600	595
DIRECTV Holdings LLC, 3.80%, 03/15/22	2,250	2,322
Glencore Funding LLC, 2.50%, 01/15/19 (e) (r)	1,975	1,970
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,356
5.50%, 01/15/24	775	805
6.00%, 01/15/43	975	922
MGM Resorts International, 6.63%, 12/15/21	1,400	1,557
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,765
Nielsen Finance LLC, 4.50%, 10/01/20	1,000	1,007
Numericable Group SA, 6.00%, 05/15/22 (r)	400	416
PVH Corp., 4.50%, 12/15/22 (e)	1,001	986
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,637
Time Warner Cable Inc.
7.30%, 07/01/38	2,676	3,595
5.88%, 11/15/40	600	699
5.50%, 09/01/41	3,078	3,438
Videotron Ltd., 5.00%, 07/15/22	950	976
WPP Finance Co. Ltd., 8.00%, 09/15/14 (l)	1,653	1,678
		27,562
CONSUMER STAPLES - 1.0%
Avon Products Inc., 4.60%, 03/15/20 (l)	2,150	2,229
Constellation Brands Inc.
3.75%, 05/01/21	150	149
4.25%, 05/01/23	350	350
Kimberly-Clark Corp., 3.70%, 06/01/43	2,175	2,009
Pernod-Ricard SA, 4.45%, 01/15/22 (r)	1,900	2,025
Reynolds Group Issuer Inc., 5.75%, 10/15/20	1,450	1,530
		8,292
ENERGY - 2.7%
Anadarko Petroleum Corp., 6.45%, 09/15/36	1,050	1,337
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	2,450	2,758
7.03%, 01/15/68 (i)	1,550	1,769
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23 (e) (r)	430	441
MarkWest Energy Partners LP, 4.50%, 07/15/23	820	836
Nexen Inc., 6.40%, 05/15/37	675	811
Pacific Rubiales Energy Corp., 5.38%, 01/26/19 (r)	800	834
Petrobras Global Finance BV
4.88%, 03/17/20	1,250	1,284
6.25%, 03/17/24	700	745
Petroleos Mexicanos
3.50%, 07/18/18	330	347
6.00%, 03/05/20	271	310

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.38%, 01/23/45 (e) (r)	750	871
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (r)	1,020	1,135
Shell International Finance BV, 4.55%, 08/12/43	825	865
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,432
Transocean Inc., 6.50%, 11/15/20 (e)	1,950	2,255
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	600	645
Weatherford International Ltd., 9.63%, 03/01/19 (e)	1,475	1,935
Williams Partners LP, 3.90%, 01/15/25	1,950	1,958
		22,568
FINANCIALS - 14.3%
Abbey National Treasury Services Plc, 4.00%, 04/27/16	2,075	2,188
AIG Life Holdings Inc., 8.50%, 07/01/30	1,275	1,709
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	1,976
American Express Co., 6.80%, 09/01/66 (i)	1,600	1,760
American International Group Inc., 5.85%, 01/16/18	950	1,084
American Tower Corp., 3.40%, 02/15/19	2,375	2,484
Australia & New Zealand Banking Group Ltd., 4.50%, 03/19/24 (r)	1,150	1,180
Bank of America Corp.
2.65%, 04/01/19	3,200	3,243
4.13%, 01/22/24	4,525	4,663
4.00%, 04/01/24 (e)	1,675	1,711
Bank of New York Mellon Corp., 9.63%, 05/02/21 (r)	272	79
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	300	330
Barclays Bank Plc, 2.50%, 02/20/19	2,125	2,152
Capital One Financial Corp., 1.00%, 11/06/15	1,325	1,329
Citigroup Inc.
6.30% (callable at 100 beginning 05/15/24) (m)	1,025	1,044
6.13%, 11/21/17	1,010	1,155
3.38%, 03/01/23	1,500	1,493
Compass Bank, 5.50%, 04/01/20	1,200	1,306
Credit Suisse AG, 6.50%, 08/08/23 (e) (r)	1,100	1,221
Credit Suisse Group AG
6.25% (callable at 100 beginning 12/18/24) (m) (r)	825	830
7.50% (callable at 100 beginning 12/11/23) (e) (m) (r)	1,275	1,411
Developers Diversified Realty Corp., 7.50%, 04/01/17 (e)	2,170	2,504
Discover Bank, 8.70%, 11/18/19	551	700
Discover Financial Services, 3.85%, 11/21/22	1,499	1,525
ERP Operating LP, 4.63%, 12/15/21	2,575	2,833
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,069
Ford Motor Credit Co. LLC
5.00%, 05/15/18 (e)	1,200	1,335
5.88%, 08/02/21	750	880
General Electric Capital Corp.
8.50%, 04/06/18, MXN	2,000	174
5.88%, 01/14/38	900	1,090
Genworth Financial Inc., 7.63%, 09/24/21	1,050	1,315
HCP Inc., 6.00%, 01/30/17	1,375	1,539
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,939
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2), BRL	4,840	5,388
ING Bank NV
2.00%, 09/25/15 (r)	1,200	1,219
4.00%, 03/15/16 (r)	1,550	1,629
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,643
7.00%, 06/15/25	1,500	2,027
6.75%, 07/15/27	1,200	1,649
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,825	1,876
2.38%, 01/13/17	975	990
3.88%, 01/16/18	3,400	3,583
5.02%, 06/26/24 (r)	1,200	1,213
Liberty Property LP, 4.75%, 10/01/20	1,500	1,628
Macquarie Bank Ltd., 2.60%, 06/24/19 (e) (r)	1,825	1,836
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,224
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,197
Morgan Stanley
6.25%, 08/28/17	1,600	1,823
6.63%, 04/01/18	1,825	2,133
5.63%, 09/23/19	750	863
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,421
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	7,924
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,703
PNC Preferred Funding Trust II, 1.45%, (callable at 100 beginning 03/15/17) (e) (m) (r)	2,500	2,409
Popular Inc., 7.00%, 07/01/19	1,000	1,015
Regions Financial Corp., 5.75%, 06/15/15	1,225	1,280
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (m) (r)	1,525	1,603
Royal Bank of Scotland Group Plc
2.55%, 09/18/15	2,175	2,220
9.50%, 03/16/22	700	821
6.00%, 12/19/23	675	729
Santander Holdings USA Inc., 4.63%, 04/19/16 (e)	715	760
Senior Housing Properties Trust, 3.25%, 05/01/19	1,100	1,114
Sovereign Bank, 8.75%, 05/30/18	700	852
Stadshypotek AB, 1.88%, 10/02/19 (e) (r)	4,300	4,248
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (r)	2,200	2,298
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,810
Trust F/1401, 5.25%, 12/15/24 (r)	470	494
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody’s rating Baa2) (f) (p) (q), BRL	1,620	320
		118,193
HEALTH CARE - 0.6%
Actavis Funding SCS, 2.45%, 06/15/19 (e) (r)	425	426
Celgene Corp., 2.25%, 05/15/19	925	928
Express Scripts Holding Co., 2.65%, 02/15/17 (e)	1,300	1,350
HCA Inc., 7.50%, 02/15/22	1,475	1,702
		4,406
INDUSTRIALS - 0.5%
GE Capital Trust I, 6.38%, 11/15/67 (e) (i)	1,374	1,529
Penske Truck Leasing Co. LP, 2.88%, 07/17/18 (r)	2,400	2,456
		3,985

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INFORMATION TECHNOLOGY - 0.7%
Equinix Inc., 7.00%, 07/15/21	1,000	1,105
Hewlett-Packard Co.
3.00%, 09/15/16	1,675	1,743
2.60%, 09/15/17	1,100	1,137
2.75%, 01/14/19	1,025	1,051
Juniper Networks Inc., 4.50%, 03/15/24	600	627
		5,663
MATERIALS - 0.5%
Crown Americas LLC, 4.50%, 01/15/23	500	487
LyondellBasell Industries NV, 5.00%, 04/15/19 (e)	1,625	1,833
Monsanto Co., 2.13%, 07/15/19	1,725	1,727
		4,047
TELECOMMUNICATION SERVICES - 2.8%
America Movil SAB de CV, 6.00%, 06/25/20, MXN	9,650	750
AT&T Inc., 2.95%, 05/15/16	1,750	1,819
Crown Castle International Corp., 5.25%, 01/15/23	1,275	1,329
Frontier Communications Corp., 8.50%, 04/15/20 (e)	825	973
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	1,250	1,383
T-Mobile USA Inc., 6.63%, 04/01/23 (e)	550	597
Verizon Communications Inc.
3.65%, 09/14/18	3,075	3,283
5.15%, 09/15/23	8,100	9,060
4.15%, 03/15/24 (e)	1,575	1,644
6.55%, 09/15/43	1,550	1,947
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 04/30/18	300	341
VimpelCom Holdings BV, 7.50%, 03/01/22 (r)	200	216
		23,342
UTILITIES - 0.6%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,192
Consumers Energy Co, 3.95%, 05/15/43	2,125	2,064
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	800	832
		5,088
Total Corporate Bonds and Notes (cost $214,696)		223,146

GOVERNMENT AND AGENCY OBLIGATIONS - 67.3%
GOVERNMENT SECURITIES - 39.3%
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank
1.88%, 03/13/20	1,400	1,393
3.00%, 09/10/21	3,200	3,350
3.25%, 06/09/23	2,000	2,077
		6,820
Federal National Mortgage Association - 0.7% (w)
Federal National Mortgage Association
0.38%, 03/16/15	800	801
6.25%, 05/15/29	2,600	3,415
6.63%, 11/15/30	900	1,268
		5,484
Municipals - 2.0%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,076
Commonwealth of Puerto Rico
5.50%, 07/01/26 - 07/01/39	180	127
5.13%, 07/01/31	10	7
5.63%, 07/01/32	10	7
5.00%, 07/01/34 - 07/01/41	75	52
6.00%, 07/01/34 - 07/01/39	30	22
8.00%, 07/01/35	2,415	2,126
5.88%, 07/01/36	10	7
5.25%, 07/01/37	40	28
5.75%, 07/01/38 - 07/01/41	30	22
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.41%, 04/01/42 (i)	700	639
0.52%, 04/01/42 (i)	650	594
0.53%, 04/01/42 (i)	2,300	2,100
0.37%, 01/29/46 (i)	800	730
0.38%, 01/29/46 (i)	75	69
0.51%, 01/29/46 (i)	2,000	1,826
0.87%, 01/29/46 (i)	525	479
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/33	15	10
5.75%, 07/01/37	45	31
6.00%, 07/01/38 - 07/01/44	140	99
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	170	131
5.50%, 08/01/28 - 08/01/42	875	693
6.13%, 08/01/29	25	23
0.00%, 08/01/32 - 08/01/33 (k)	255	188
0.00%, 08/01/35 - 08/01/38 (j)	85	13
5.75%, 08/01/37	150	122
5.38%, 08/01/39	30	23
6.00%, 08/01/39 - 08/01/42	50	41
6.38%, 08/01/39	15	13
5.00%, 08/01/43	15	11
State of California
5.00%, 09/01/28	410	475
7.95%, 03/01/36	1,290	1,573
7.63%, 03/01/40	2,390	3,526
		16,883
Sovereign - 5.6%
Argentina Republic Government International Bond, 0.00%, 12/15/35 (e) (i)	10,652	848
Chile Government International Bond, 3.63%, 10/30/42	800	702
Colombia Government International Bond, 4.00%, 02/26/24	425	438
Dominican Republic International Bond
14.50%, 02/10/23, DOP	1,200	30
8.63%, 04/20/27	396	491
7.45%, 04/30/44 (r)	1,400	1,494
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	5,062
Hellenic Republic Government Bond, 1.02%, 08/10/14, EUR	1,050	1,423
International Finance Corp., 0.88%, 06/15/18 (e)	6,900	6,760
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,000	6,093
5.50%, 12/04/23 (e)	500	609
Italy Buoni Poliennali Del Tesoro, 4.75%, 09/01/44 (r), EUR	10	16
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,291
Mexico Bonos
6.50%, 06/10/21, MXN	6,507	537
8.00%, 12/07/23, MXN	6,841	616
7.50%, 06/03/27, MXN	5,200	455
8.50%, 05/31/29 - 11/18/38, MXN	8,015	754
10.00%, 11/20/36, MXN	6,654	714
Mexico Government International Bond, 4.75%, 03/08/44	2,670	2,723
Panama Government International Bond, 9.38%, 04/01/29	90	134
Province of Quebec, Canada, 4.60%, 05/26/15	1,475	1,532

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Republic of Honduras, 8.75%, 12/16/20 (r)	610	676
Spain Government Bond, 5.15%, 10/31/44 (r), EUR	30	49
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,497
3.88%, 02/15/21	3,700	4,071
5.98%, 04/01/36	1,250	1,622
4.63%, 09/15/60	800	841
Turkey Government International Bond
5.63%, 03/30/21	590	643
6.25%, 09/26/22	1,740	1,961
		46,082
Treasury Inflation Index Securities - 2.0%
Republic of Argentina Inflation Indexed Bond, 6.06%, 12/15/35 (e) (i) (s), EUR	854	93
U.S. Treasury Inflation Indexed Note
0.13%, 09/25/18 (n)	4,295	4,320
0.63%, 01/15/24 (n)	5,222	5,406
2.50%, 01/15/29 (n)	3,037	3,825
1.38%, 02/15/44 (n)	2,594	2,843
		16,487
U.S. Treasury Securities - 28.2%
U.S. Treasury Bond
3.63%, 02/14/19 (e) (o)	9,800	10,321
3.75%, 02/19/19 (o)	3,100	3,341
3.00%, 05/15/42 (o)	7,900	7,435
3.63%, 08/15/43 (o)	36,500	38,473
3.38%, 05/15/44 (e)	8,700	8,741
U.S. Treasury Note
0.13%, 12/31/14 (o)	10,850	10,852
0.25%, 07/31/15	38,500	38,538
0.75%, 05/22/18	26,100	26,141
1.50%, 06/19/18	41,000	40,965
2.13%, 07/30/18	6,500	6,530
2.25%, 08/08/18	8,300	8,379
1.63%, 04/30/19 - 06/30/19	13,900	13,905
1.50%, 05/31/19 (e)	1,300	1,293
2.13%, 06/30/21 (e)	16,100	16,092
2.50%, 05/15/24	2,500	2,495
		233,501
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.0%
Federal Home Loan Mortgage Corp. - 3.7%
Federal Home Loan Mortgage Corp.
2.52%, 01/25/23	2,700	2,668
3.11%, 02/25/23	1,500	1,544
5.00%, 03/01/26 - 06/01/41	4,082	4,537
5.50%, 04/01/28 - 02/01/39	2,323	2,598
3.00%, 03/01/32 - 04/01/43	7,387	7,304
2.83%, 01/01/37 (i)	619	668
6.50%, 01/01/38 - 12/01/38	1,476	1,679
7.00%, 02/01/39	1,316	1,489
4.50%, 11/01/40	8	8
REMIC, 3.03%, 10/25/20 (i)	4,700	4,909
REMIC, 1,156.50%, 06/15/21 (p) (q)	—	—
REMIC, 2.78%, 09/25/22	1,739	1,805
REMIC, 3.46%, 08/25/23 (i)	800	841
REMIC, Interest Only, 5.95%, 11/15/43 (i) (p) (q)	2,389	351
		30,401
Federal National Mortgage Association - 22.1%
Federal National Mortgage Association
2.80%, 03/01/18	2,433	2,550
5.00%, 03/01/18 - 10/01/41	4,634	5,114
3.74%, 05/01/18	1,435	1,545
3.84%, 05/01/18	1,790	1,935
4.50%, 08/01/18 - 10/01/41	3,754	4,078
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	4,837
3.42%, 10/01/20	1,137	1,211
3.63%, 12/01/20	809	862
4.38%, 06/01/21	3,524	3,908
3.83%, 07/01/21	1,600	1,734
5.50%, 09/01/23 - 12/01/39	6,825	7,496
6.00%, 01/01/24 - 05/01/41	26,363	29,700
8.00%, 08/01/29 - 01/01/31	48	53
7.00%, 07/01/32 - 03/01/39	769	867
2.12%, 11/01/35 (i)	40	42
2.36%, 05/01/36 (i)	294	314
2.53%, 05/01/36 (i)	289	309
2.56%, 08/01/36 (i)	254	271
2.44%, 09/01/36 (i)	272	288
4.00%, 08/01/39 - 09/01/39	40	42
3.00%, 08/01/42 - 07/01/43	25,362	25,134
4.00%, 08/15/43 - 07/15/44, TBA (g)	29,000	30,724
3.50%, 07/15/44, TBA (g)	39,000	40,103
4.50%, 07/15/44, TBA (g)	6,000	6,494
5.00%, 07/15/44, TBA (g)	3,000	3,330
6.00%, 07/15/44, TBA (g)	3,000	3,377
REMIC, 5.00%, 06/25/41 - 10/25/41	3,075	3,369
REMIC, 7.00%, 07/25/42 - 10/25/42	1,800	2,051
REMIC, Interest Only, 4.85%, 11/25/40 (i) (p) (q)	3,946	759
		182,498
Government National Mortgage Association - 2.2%
Government National Mortgage Association
3.95%, 07/15/25	809	844
6.00%, 06/15/34 - 11/15/38	105	119
5.00%, 09/15/38 - 05/15/41	2,100	2,308
2.50%, 12/20/42	38	37
4.00%, 08/15/43 - 07/15/44, TBA (g)	13,000	13,886
5.00%, 07/15/44, TBA (g)	1,000	1,098
REMIC, Interest Only, 6.55%, 08/16/43 (i) (p) (q)	1,616	246
		18,538
Total Government and Agency Obligations (cost $545,741)		556,694

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (p) (q)	491	—
Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 13.3%
Investment Companies - 8.2%
JNL Money Market Fund, 0.01% (a) (h)	67,834	67,834
Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	40,873	40,873
Treasury Securities - 0.2%
Mexico Cetes
0.23%, 09/25/14, MXN	1,553	1,189

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
0.23%, 12/24/14, MXN	1,136	863
		2,052
Total Short Term Investments (cost $110,744)		110,759
Total Investments - 116.9% (cost $950,272)		967,564
Total Forward Sales Commitments - (1.9%) (proceeds $15,629)		(15,790)
Other Assets and Liabilities, Net - (15.0%)		(124,095)
Total Net Assets - 100.0%		$827,679

FORWARD SALES COMMITMENTS - 1.9%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.9%
Federal Home Loan Mortgage Corp. - 0.8%
Federal Home Loan Mortgage Corp., 3.00%, 07/15/44, TBA (g)	$7,000	$6,903
Federal National Mortgage Association - 1.1%
Federal National Mortgage Association, 3.00%, 07/15/44, TBA (g)	9,000	8,887
Total Forward Sales Commitments - 1.9% (proceeds $15,629)		$15,790

Portfolio Composition:		Percentage of Total Investments
Government Securities		34.2%
U.S. Government Agency MBS		22.7
Financials		12.6
Non-U.S. Government Agency ABS		7.9
Consumer Discretionary		2.9
Telecommunication Services		2.4
Energy		2.4
Consumer Staples		0.9
Information Technology		0.6
Utilities		0.5
Health Care		0.5
Materials		0.4
Industrials		0.4
Short Term Investments		11.6
Total Investments		100.0%

JNL/Goldman Sachs Emerging Markets Debt Fund

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 25.8%
ARGENTINA - 0.6%
Arcos Dorados Holdings Inc., 6.63%, 09/27/23 (r)	$2,095	$2,200
Transportadora de Gas del Sur SA, 9.63%, 05/14/20 (p) (q)	298	304
YPF SA
8.88%, 12/19/18 (r)	1,500	1,582
8.75%, 04/04/24 (r)	400	418
		4,504
BANGLADESH - 0.1%
Banglalink Digital Communications Ltd., 8.63%, 05/06/19 (r)	890	943

BRAZIL - 0.6%
Banco do Estado do Rio Grande do Sul SA, 7.38%, 02/02/22 (r)	1,670	1,787
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	4,750	2,053
Marfrig Holding Europe BV, 8.38%, 05/09/18	260	276
Schahin II Finance Co SPV Ltd., 5.88%, 09/25/22 (e)	474	467
		4,583
CHILE - 1.7%
AES Gener SA
5.25%, 08/15/21 (e)	1,670	1,780
8.38%, 12/18/73 (i) (r)	1,130	1,268
CFR International SpA
5.13%, 12/06/22	380	411
5.13%, 12/06/22 (r)	270	292
E.CL SA, 5.63%, 01/15/21 (e)	1,270	1,386
Embotelladora Andina SA, 5.00%, 10/01/23 (r)	810	859
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 02/04/24 (r)	200	211
Empresa Nacional de Electricidad SA, 4.25%, 04/15/24	1,030	1,035
ENTEL Chile SA, 4.88%, 10/30/24 (e) (r)	2,020	2,102
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	250
3.63%, 04/03/23 (e)	2,670	2,484
		12,078
CHINA - 0.9%
China Resources Gas Group Ltd., 4.50%, 04/05/22	700	726
CITIC Pacific Ltd.
6.88%, 01/21/18	670	750
6.38%, 04/10/20	900	1,004
6.63%, 04/15/21	1,430	1,612
Golden Eagle Retail Group Ltd., 4.63%, 05/21/23	482	448
Soho China Ltd., 7.13%, 11/07/22 (e)	600	595
Sparkle Assets Ltd., 6.88%, 01/30/20	471	472
Wanda Properties International Co. Ltd., 7.25%, 01/29/24	990	1,044
		6,651
COLOMBIA - 1.5%
Banco de Bogota SA, 5.00%, 01/15/17	330	352
Bancolombia SA, 5.95%, 06/03/21	3,570	3,936
Ecopetrol SA, 5.88%, 05/28/45	260	270
Empresas Publicas de Medellin ESP, 7.63%, 07/29/19	710	850
Pacific Rubiales Energy Corp.
5.38%, 01/26/19 (r)	1,080	1,126
5.13%, 03/28/23 (e) (r)	1,420	1,409
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	2,430	2,612
		10,555
COSTA RICA - 0.1%
Banco de Costa Rica, 5.25%, 08/12/18 (r)	340	349

DOMINICAN REPUBLIC - 0.3%
Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19	1,868	1,784

GUATEMALA - 0.7%
Agromercantil Senior Trust, 6.25%, 04/10/19 (r)	970	1,013
Central American Bottling Corp.
6.75%, 02/09/22 (e) (r)	70	76
6.75%, 02/09/22 (e)	1,510	1,612
Comcel Trust, 6.88%, 02/06/24 (r)	1,800	1,944
		4,645

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HONG KONG - 1.5%
Champion MTN Ltd., 3.75%, 01/17/23	960	873
CITIC Pacific Ltd.
8.63% (callable at 100 beginning 11/22/18) (m)	1,300	1,486
6.80%, 01/17/23	1,350	1,537
Franshion Brilliant Ltd., 5.75%, 03/19/19	510	524
KWG Property Holding Ltd., 8.63%, 02/05/20	200	198
Metropolitan Light International Ltd., 5.25%, 01/17/18	920	937
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	528	607
PCCW Capital No 4 Ltd., 5.75%, 04/17/22	750	793
Sun Hung Kai Properties Capital Market Ltd.
5.38%, 03/08/17	930	1,011
4.00%, 11/02/20	1,620	1,683
Wharf Finance Ltd., 4.63%, 02/08/17 (e)	960	1,020
		10,669
INDIA - 0.8%
Bhira Investments Ltd., 8.50%, 04/27/71	460	475
Reliance Holdings USA Inc., 5.40%, 02/14/22	1,236	1,335
State Bank of India, 6.44%, (callable at 100 beginning 05/15/17) (m)	930	922
Vedanta Resources Jersey Ltd., 5.50%, 07/13/16 (v)	1,100	1,130
Vedanta Resources Plc, 7.13%, 05/31/23 (e) (r)	1,750	1,846
		5,708
INDONESIA - 0.4%
Bumi Capital Pte Ltd., 12.00%, 11/10/16	100	50
Bumi Investment Pte Ltd., 10.75%, 10/06/17	450	225
Indo Energy Finance BV, 7.00%, 05/07/18	450	448
Indo Energy Finance II BV, 6.38%, 01/24/23	530	442
Ottawa Holdings Pte Ltd., 5.88%, 05/16/18 (e) (r)	725	639
TBG Global Pte Ltd., 4.63%, 04/03/18 (e) (r)	325	330
Theta Capital Pte Ltd., 7.00%, 05/16/19	415	434
		2,568
IRELAND - 0.1%
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	770	763
ISRAEL - 0.9%
Delek & Avner Tamar Bond Ltd.
2.80%, 12/30/16 (r)	2,230	2,238
3.84%, 12/30/18 (r)	2,170	2,178
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	830	884
7.25%, 01/15/19	930	1,057
7.75%, 12/15/27	250	290
		6,647
ITALY - 0.5%
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	3,480	3,715
JAMAICA - 0.5%
Digicel Group Ltd., 8.25%, 09/30/20	3,260	3,553
Digicel Ltd., 7.00%, 02/15/20 (r)	200	211
		3,764
KAZAKHSTAN - 1.1%
KazMunaiGaz Finance Sub BV, 11.75%, 01/23/15	7,710	8,139
LUXEMBOURG - 0.7%
Altice Financing SA
7.88%, 12/15/19	960	1,051
6.50%, 01/15/22 (r)	880	937
Altice Finco SA, 9.88%, 12/15/20	430	495
Millicom International Cellular SA, 4.75%, 05/22/20 (e) (r)	790	790
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	800	860
Wind Acquisition Finance SA
4.00%, 07/15/20 (r), EUR	270	369
4.75%, 07/15/20 (r)	360	363
		4,865
MALAYSIA - 1.3%
Bank Negara Malaysia Monetary Note, 0.00%, 08/14/14 (j), MYR	30,200	9,372
MEXICO - 2.2%
America Movil SAB de CV
6.00%, 06/27/20, MXN	20,390	1,584
6.45%, 12/05/22, MXN	2,730	209
8.46%, 12/18/36, MXN	27,000	2,048
Cemex Finance LLC, 5.25%, 04/01/21 (e) (r), EUR	1,236	1,774
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (e) (r)	620	606
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (r)	250	275
Grupo KUO SAB De CV, 6.25%, 12/04/22 (r)	230	241
Grupo Televisa SAB, 6.00%, 05/15/18	1,974	2,244
Metalsa SA de CV, 4.90%, 04/24/23 (r)	985	956
Offshore Drilling Holding SA, 8.38%, 09/20/20 (r)	1,350	1,495
Pemex Finance Ltd., 10.61%, 08/15/17	577	650
Petroleos Mexicanos
6.38%, 01/23/45 (e) (r)	900	1,045
6.38%, 01/23/45	810	941
Trust F/1401
5.25%, 12/15/24 (r)	1,000	1,050
6.95%, 01/30/44 (e) (p) (q)	280	311
		15,429
NETHERLANDS - 0.0%
Indosat Palapa Co. BV, 7.38%, 07/29/20	184	199
PARAGUAY - 0.6%
Banco Continental SAECA, 8.88%, 10/15/17 (e)	1,235	1,343
Banco Regional SAECA
8.13%, 01/24/19	406	447
8.13%, 01/24/19 (r)	1,950	2,145
		3,935
PERU - 1.4%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (e) (r)	3,130	3,459
Corp. Lindley SA, 6.75%, 11/23/21 (e)	4,215	4,658
Peru Enhanced Pass-Through Finance Ltd.
0.00%,05/31/18 (j)	439	413
0.00%,06/02/25 (j) (p) (q)	1,007	710
SAN Miguel Industrias Pet SA, 7.75%, 11/06/20 (r)	370	400
		9,640
PHILIPPINES - 1.0%
Alliance Global Group Inc., 6.50%, 08/18/17	1,500	1,635
Energy Development Corp., 6.50%, 01/20/21	3,120	3,354
San Miguel Corp., 4.88%, 04/26/23	1,339	1,245
SM Investments Corp., 5.50%, 10/13/17	480	512
		6,746

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
QATAR - 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20	1,989	2,163
RUSSIAN FEDERATION - 1.1%
EDC Finance Ltd., 4.88%, 04/17/20 (r)	580	567
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22	959	889
6.00%, 11/27/23	360	369
6.00%, 11/27/23 (e) (r)	1,130	1,160
MTS International Funding Ltd., 8.63%, 06/22/20 (e)	1,480	1,751
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (r)	230	228
Sibur Securities Ltd., 3.91%, 01/31/18 (r)	1,680	1,617
Uralkali OJSC, 3.72%, 04/30/18 (e) (r)	1,130	1,096
		7,677
SINGAPORE - 0.5%
Berau Capital Resources Pte Ltd., 12.50%, 07/08/15	765	789
Global A&T Electronics Ltd., 10.00%, 02/01/19 (r)	297	249
Olam International Ltd.
6.00%, 10/15/16 (v)	400	442
6.75%, 01/29/18	820	858
7.50%, 08/12/20	390	436
SGSP Australia Assets Pty Ltd., 3.55%, 04/09/23	660	626
TBG Global Pte Ltd., 4.63%, 04/03/18	241	244
		3,644
SOUTH AFRICA - 1.1%
Transnet SOC Ltd.
10.50%, 09/17/20, ZAR	17,000	1,691
10.80%, 11/06/23, ZAR	7,000	712
8.90%, 11/14/27, ZAR	47,000	4,195
10.00%, 03/30/29, ZAR	16,500	1,475
		8,073
SPAIN - 0.2%
Ajecorp BV, 6.50%, 05/14/22 (e)	459	422
BC Luxco 1 SA, 7.38%, 01/29/20	850	876
		1,298
TAIWAN - 0.2%
CTBC Bank Co. Ltd., 5.63%, (callable at 100 beginning 03/17/15) (m)	1,580	1,606
THAILAND - 1.2%
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,749
PTT Exploration & Production PCL, 4.88%, (callable at 100 beginning 06/18/19) (m) (r)	2,690	2,709
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21	2,522	2,808
		8,266
TURKEY - 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (e)	1,200	1,071
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (r)	1,590	1,552
		2,623
UKRAINE - 0.2%
Ferrexpo Finance Plc, 7.88%, 04/07/16	1,180	1,133
MHP SA, 8.25%, 04/02/20	600	549
		1,682
UNITED ARAB EMIRATES - 1.1%
Dolphin Energy Ltd., 5.50%, 12/15/21	3,790	4,306
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	3,130	3,472
		7,778
VIETNAM - 0.0%
Debt and Asset Trading Corp., 1.00%, 10/10/25	300	155
Total Corporate Bonds and Notes (cost $184,637)		183,216
GOVERNMENT AND AGENCY OBLIGATIONS - 53.5%
ARGENTINA - 0.6%
Argentina Republic Government International Bond
8.28%, 12/31/33 (e) (y)	806	673
0.00%, 12/15/35 (e) (i)	40,540	3,227
Republic of Argentina Inflation Indexed Bond, 6.06%, 12/15/35 (e) (i) (s), EUR	2,819	258
		4,158
BRAZIL - 8.9%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/16 - 08/15/50 (s), BRL	23,086	25,769
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/15 - 07/01/17 (j), BRL	39,646	13,908
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28 (r)	1,120	1,130
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/19 - 01/01/23, BRL	53,754	22,228
		63,035
CHILE - 0.5%
Chile Government International Bond, 6.00%, 01/01/18, CLP	595,000	1,135
Inflation Indexed Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22 (n), CLP	408,401	812
Tesoreria General de la Republica Inflation Indexed Note, 3.00%, 01/01/15 (n), CLP	1,008,992	1,865
		3,812
COLOMBIA - 3.1%
Colombia Government International Bond, 4.38%, 03/21/23 (e), COP	102,000	50
Colombia TES
8.00%, 10/28/15, COP	1,365,700	754
7.00%, 05/04/22, COP	30,467,700	16,649
7.50%, 08/26/26, COP	3,835,300	2,115
6.00%, 04/28/28, COP	5,694,600	2,754
		22,322
COSTA RICA - 0.3%
Republic of Costa Rica
11.13%, 03/28/18 (p) (q), CRC	984,700	1,938
9.20%, 03/27/19 (p) (q), CRC	2,750	5
		1,943
DOMINICAN REPUBLIC - 1.0%
Dominican Republic International Bond
16.95%, 02/04/22, DOP	79,900	2,383
14.50%, 02/10/23, DOP	16,200	404
14.50%, 02/10/23 (r), DOP	39,200	981
6.60%, 01/28/24 (r)	740	808
18.50%, 02/04/28 (r), DOP	99,000	2,915
		7,491
HONDURAS - 0.5%
Republic of Honduras, 8.75%, 12/16/20 (r)	3,290	3,644

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HUNGARY - 1.3%
Hungary Government Bond
6.50%, 06/24/19, HUF	121,770	615
7.00%, 06/24/22, HUF	719,490	3,798
5.50%, 06/24/25, HUF	883,890	4,294
Hungary Government International Bond, 6.00%, 11/24/23, HUF	72,590	363
		9,070
INDONESIA - 0.1%
Indonesia Treasury Bond, 6.13%, 05/15/28, IDR	3,000	—
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19 (r)	790	878
		878
MALAYSIA - 4.0%
Malaysia Government Bond
3.43%, 08/15/14, MYR	4,660	1,452
3.74%, 02/27/15, MYR	20,910	6,537
3.65%, 10/31/19, MYR	11,430	3,546
3.89%, 07/31/20, MYR	7,460	2,325
4.16%, 07/15/21, MYR	5,600	1,766
3.42%, 08/15/22, MYR	1,520	455
3.48%, 03/15/23, MYR	4,160	1,246
4.18%, 07/15/24, MYR	35,100	11,062
		28,389
MEXICO - 5.5%
Mexico Bonos
6.25%, 06/16/16, MXN	33,920	2,757
7.25%, 12/15/16, MXN	9,005	752
7.75%, 12/14/17, MXN	116,468	10,030
4.75%, 06/14/18, MXN	100,365	7,825
6.50%, 06/10/21 - 06/09/22, MXN	33,280	2,737
8.00%, 12/07/23, MXN	1,312	118
7.50%, 06/03/27, MXN	9,279	811
8.50%, 05/31/29 - 11/18/38, MXN	45,223	4,253
10.00%, 11/20/36, MXN	51,801	5,556
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	51,724	4,377
3.50%, 12/14/17 (n), MXN	2,795	236
		39,452
NIGERIA - 0.1%
Nigeria Government Bond, 16.00%, 06/29/19, NGN	73,000	524
PARAGUAY - 0.3%
Republic of Paraguay, 4.63%, 01/25/23 (r)	2,010	2,042
PERU - 0.4%
Peru Government International Bond
7.84%, 08/12/20, PEN	1,719	706
8.20%, 08/12/26, PEN	2,851	1,244
6.95%, 08/12/31, PEN	32	12
6.90%, 08/12/37, PEN	1,115	416
6.85%, 02/12/42, PEN	1,049	386
		2,764
PHILIPPINES - 0.4%
Philippine Government Bond, 4.95%, 01/15/21, PHP	56,000	1,361
Philippine Government International Bond, 6.25%, 01/14/36, PHP	52,000	1,287
		2,648
POLAND - 2.0%
Poland Government Bond
5.50%, 10/25/19, PLN	6,630	2,444
5.25%, 10/25/20, PLN	5,470	2,014
5.75%, 10/25/21 - 09/23/22, PLN	16,267	6,232
4.00%, 10/25/23, PLN	8,070	2,771
3.25%, 07/25/25, PLN	2,760	880
		14,341
PUERTO RICO - 1.0%
Commonwealth of Puerto Rico
5.25%, 07/01/27 - 07/01/37	100	71
5.13%, 07/01/31 - 07/01/37	45	32
5.50%, 07/01/32 - 07/01/39	315	222
5.63%, 07/01/32	20	15
6.00%, 07/01/34 - 07/01/39	50	36
8.00%, 07/01/35	4,720	4,154
5.88%, 07/01/36	20	15
5.75%, 07/01/38 - 07/01/41	95	68
5.00%, 07/01/41	85	59
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/33	65	43
5.75%, 07/01/37	140	97
6.00%, 07/01/38 - 07/01/44	330	233
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	370	288
5.50%, 08/01/28 - 08/01/42	1,085	869
6.13%, 08/01/29	60	55
0.00%, 08/01/32 - 08/01/33 (k)	605	440
0.00%, 08/01/35 - 08/01/38 (j)	165	23
5.75%, 08/01/37	300	245
5.38%, 08/01/39	70	54
6.00%, 08/01/39 - 08/01/42	130	108
6.38%, 08/01/39	55	48
5.00%, 08/01/43	60	43
		7,218
ROMANIA - 2.4%
Romania Government Bond
5.90%, 07/26/17, RON	12,310	4,168
4.75%, 06/24/19, RON	5,810	1,912
5.95%, 06/11/21, RON	10,060	3,523
Romanian Government International Bond
6.50%, 06/18/18, EUR	580	934
4.88%, 11/07/19, EUR	1,800	2,794
4.63%, 09/18/20, EUR	2,615	4,023
		17,354
RUSSIAN FEDERATION - 8.0%
AHML Finance Ltd., 7.75%, 02/13/18 (r), RUB	165,700	4,526
Russia Federal Bond
7.60%, 04/14/21, RUB	11,090	318
7.00%, 08/16/23, RUB	371,690	10,100
Russia Government Bond
6.20%, 01/31/18, RUB	90,690	2,519
7.50%, 02/27/19, RUB	170,790	4,914
7.60%, 07/20/22, RUB	131,020	3,723
7.00%, 01/25/23, RUB	128,180	3,520
8.15%, 02/03/27, RUB	142,660	4,131
7.05%, 01/19/28, RUB	533,200	14,030
Russia Government International Bond, 7.85%, 03/10/18, RUB	305,000	8,936
		56,717
SOUTH AFRICA - 2.9%
South Africa Government Bond
8.00%, 12/21/18 - 01/31/30, ZAR	103,410	9,485

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
7.25%, 01/15/20, ZAR	29,414	2,698
6.75%, 03/31/21, ZAR	44,080	3,883
7.75%, 02/28/23, ZAR	32,160	2,948
8.75%, 02/28/48, ZAR	14,360	1,302
		20,316
THAILAND - 4.6%
Thailand Government Bond
3.13%, 12/11/15, THB	200,460	6,255
3.25%, 06/16/17, THB	90,800	2,852
3.88%, 06/13/19, THB	54,810	1,744
3.65%, 12/17/21, THB	307,555	9,512
3.63%, 06/16/23, THB	167,630	5,114
3.58%, 12/17/27, THB	131,500	3,919
3.78%, 06/25/32, THB	20,200	596
Thailand Government Inflation Indexed Bond,
1.20%, 07/14/21 (n), THB	88,044	2,602
1.25%, 03/12/28 (n), THB	4,841	133
		32,727
TURKEY - 5.3%
Turkey Government Bond
9.00%, 03/08/17, TRY	19,450	9,359
8.30%, 06/20/18, TRY	17,385	8,241
8.80%, 11/14/18 - 09/27/23, TRY	12,000	5,706
9.50%, 01/12/22, TRY	6,440	3,171
8.50%, 09/14/22, TRY	8,050	3,764
7.10%, 03/08/23, TRY	17,205	7,362
		37,603
UNITED STATES OF AMERICA - 0.3%
U.S. Treasury Note
0.88%, 04/15/17 (o)	700	702
0.88%, 06/15/17 (e)	1,300	1,300
		2,002
Total Government and Agency Obligations (cost $381,934)		380,450
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
Brazil - 0.2%
Brazil Loan Trust 1, 5.48%, 07/24/23 (r)	1,710	1,772
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,768)		1,772
CREDIT LINKED STRUCTURED NOTES - 9.0%
COLOMBIA - 2.3%
Citigroup Funding Inc. Credit Linked Note
(Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,090
Citigroup Funding Inc. Credit Linked Note
(Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (r), COP	4,514,000	2,956
Citigroup Funding Inc. Credit Linked Note
(Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	6,486
Citigroup Funding Inc. Credit Linked Note
(Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	5,851
		16,383
INDONESIA - 6.1%
Barclays Bank Plc Credit Linked Note
(Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (p) (q), IDR	82,000,000	7,394
Deutsche Bank AG Credit Linked Note
(Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (p) (q), IDR	20,500,000	1,839
Deutsche Bank AG Credit Linked Note
(Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,329
Deutsche Bank AG Credit Linked Note
(Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) (r), IDR	13,600,000	1,089
Deutsche Bank AG Credit Linked Note
(Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) (r), IDR	71,400,000	6,089
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 10.00%, 07/18/17, Moody’s rating Baa3) (r), IDR	65,000,000	5,859
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 10.75%, 05/17/16, Moody’s rating Baa3) (r), IDR	86,000,000	7,711
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 6.13%, 05/17/28, Moody’s rating Baa3) (r), IDR	27,187,000	1,835
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	2,800,000	188
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	3,094
Standard Charter Bank Credit Linked Note
(Republic of Indonesia, 6.63%, 05/15/33, Moody’s Rating Baa3) (r), IDR	18,684,000	1,256
Standard Charter Bank Credit Linked Note
(Republic of Indonesia, 8.38%, 03/15/24, Moody’s Rating Baa3) (r), IDR	1,835,000	157
Standard Charter Bank Credit Linked Note
(Republic of Indonesia, 8.38%, 03/15/24, Moody’s Rating Baa3) (r), IDR	5,306,000	454
Standard Charter Bank Credit Linked Note
(Republic of Indonesia, 8.38%, 03/15/24, Moody’s Rating Baa3) (r), IDR	15,943,000	1,363
Standard Charter Bank Credit Linked Note
(Republic of Indonesia, 9.00%, 03/15/29, Moody’s Rating Baa3) (r), IDR	18,653,000	1,635
Standard Chartered Bank Credit Linked Note
(Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	15,473,000	1,356
Standard Chartered Bank Credit Linked Note
(Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,254,000	460
		43,108
NIGERIA - 0.4%
Citigroup Funding Inc. Credit Linked Note
(Federal Republic of Nigeria, 10.00%, 07/23/30, Moody’s rating N/A) (r), NGN	276,000	1,433
Citigroup Funding Inc. Credit Linked Note
(Federal Republic of Nigeria, 16.00%, 07/03/19, Moody’s rating N/A) (r), NGN	115,000	825
HSBC Credit Linked Note
(Federal Republic of Nigeria, 7.00%, 10/23/19, Moody’s rating N/A) (r), NGN	97,580	494
		2,752
ZAMBIA - 0.2%
Citigroup Inc. Credit Linked Note
(Republic of Zambia, 0.00%, 05/18/15, Moody’s Rating N/A) (j) (r), ZMW	4,160	566

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Standard Charter Bank Credit Linked Note
(Republic of Zambia, 11.00%, 02/16/19, Moody’s Rating N/A) (r), ZMW	7,290	808
		1,374
Total Credit Linked Structured Notes (cost $77,072)		63,617
OTHER EQUITY INTERESTS - 0.1%
ITALY - 0.1%
Wind Acquisition Finance SA (c) (r) (u)	460	475
Total Other Equity Interests (cost $469)		475
COMMON STOCKS - 0.0%
HONG KONG - 0.0%
New Cotai LLC (c) (f)	—	27
Total Common Stocks (cost $0)		27
SHORT TERM INVESTMENTS - 11.1%
Investment Companies - 4.1%
JNL Money Market Fund, 0.01% (a) (h)	29,214	29,214
Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	26,195	26,195
Treasury Securities - 3.3%
Bank Negara Malaysia Monetary Note
0.88%, 10/16/14, MYR	9,180	2,834
0.88%, 01/20/15, MYR	23,630	7,232
Mexico Cetes, 0.28%, 12/11/14, MXN	13,794	10,487
Nigeria Treasury Bill
0.06%, 09/04/14, NGN	171,540	1,033
0.06%, 05/07/15, NGN	226,530	1,268
0.06%, 06/04/15, NGN	170,080	944
		23,798
Total Short Term Investments (cost $79,224)		79,207
Total Investments - 99.7% (cost $725,104)		708,764
Other Assets and Liabilities, Net - 0.3%		1,897
Total Net Assets - 100.0%		$710,661

Portfolio Composition:	Percentage of Total Investments
Government Securities	53.7%
Credit Linked Structured Notes	9.0
Financials	6.7
Energy	5.7
Telecommunication Services	3.2
Industrials	3.2
Utilities	2.9
Consumer Staples	1.7
Materials	1.4
Consumer Discretionary	1.0
Non-U.S. Government Agency ABS	0.2
Health Care	0.1
Short Term Investments	11.2
Total Investments	100.0%

JNL/Goldman Sachs Mid Cap Value Fund

	Shares/Par †	Value
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 11.1%
AMC Networks Inc. - Class A (c)	141	$8,665
Dollar Tree Inc. (c)	8	442
Expedia Inc.	109	8,546
Foot Locker Inc.	8	401
Fossil Group Inc. (c)	69	7,200
Gannett Co. Inc.	19	582
Gap Inc.	370	15,401
GNC Holdings Inc. - Class A	224	7,651
HanesBrands Inc.	8	768
Jack in the Box Inc.	7	446
Jarden Corp. (c)	13	765
Lennar Corp. - Class A	5	190
Liberty Interactive Corp. - Interactive Class A (c)	399	11,717
Liberty Media Corp. - Class A (c)	99	13,538
Lithia Motors Inc. - Class A	3	256
Live Nation Inc. (c)	16	402
Madison Square Garden Inc. - Class A (c)	7	428
Men’s Wearhouse Inc.	5	263
Meritage Homes Corp. (c)	7	276
MGM Resorts International (c)	446	11,761
Mohawk Industries Inc. (c)	2	229
PVH Corp.	112	13,099
Scripps Networks Interactive Inc.	103	8,385
Staples Inc.	961	10,421
Starwood Hotels & Resorts Worldwide Inc.	158	12,731
Toll Brothers Inc. (c)	322	11,898
TRW Automotive Holdings Corp. (c)	10	859
Vail Resorts Inc.	5	411
Visteon Corp. (c)	5	460
		148,191
CONSUMER STAPLES - 4.2%
ConAgra Foods Inc.	100	2,983
Constellation Brands Inc. - Class A (c)	78	6,896
Energizer Holdings Inc.	77	9,368
Ingredion Inc.	130	9,736
Kroger Co.	388	19,194
Molson Coors Brewing Co.	7	521
Spectrum Brands Holdings Inc.	9	807
TreeHouse Foods Inc. (c)	4	340
Tyson Foods Inc. - Class A	173	6,508
		56,353
ENERGY - 7.8%
Athlon Energy Inc. (c)	4	211
Cameron International Corp. (c)	219	14,840
Chesapeake Energy Corp.	611	18,997
Cimarex Energy Co.	132	18,950
Dril-Quip Inc. (c)	6	641
Eclipse Resources Corp. (c) (e)	20	490
Forum Energy Technologies Inc. (c)	21	769
Laredo Petroleum Holdings Inc. (c) (e)	26	805
Newfield Exploration Co. (c)	376	16,636
Oil States International Inc. (c)	168	10,767
Range Resources Corp.	79	6,833
Rice Energy Inc. (c)	23	709
SM Energy Co.	7	581
Tesoro Corp.	221	12,951
		104,180
FINANCIALS - 27.5%
Allied World Assurance Co. Holdings Ltd.	20	748
American Campus Communities Inc.	22	849
American Equity Investment Life Holding Co.	27	671
Ares Capital Corp.	10	182
Arthur J Gallagher & Co.	243	11,327
AvalonBay Communities Inc.	143	20,350
BancorpSouth Inc.	23	557
Bank of the Ozarks Inc.	20	658

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
BankUnited Inc.	11	364
Brixmor Property Group Inc. (e)	303	6,961
Brown & Brown Inc.	15	471
Camden Property Trust	140	9,934
CBL & Associates Properties Inc.	49	939
CNO Financial Group Inc.	42	751
Cullen/Frost Bankers Inc.	9	737
DDR Corp.	603	10,629
Douglas Emmett Inc. (e)	15	427
E*TRADE Financial Corp. (c)	39	837
East West Bancorp Inc.	18	645
Endurance Specialty Holdings Ltd. (e)	11	567
Everest Re Group Ltd.	88	14,046
First Cash Financial Services Inc. (c)	4	244
First Republic Bank	221	12,164
Glacier Bancorp Inc.	17	477
HCC Insurance Holdings Inc.	6	304
Highwoods Properties Inc.	23	984
Huntington Bancshares Inc.	1,482	14,141
Invesco Ltd.	492	18,562
Kennedy-Wilson Holdings Inc.	23	616
KeyCorp	882	12,636
Lincoln National Corp.	404	20,792
M&T Bank Corp. (e)	162	20,111
Markel Corp. (c)	1	629
MarketAxess Holdings Inc.	3	149
NASDAQ OMX Group Inc.	426	16,433
National Health Investors Inc. (e)	6	365
Navient Corp.	781	13,831
PacWest Bancorp	13	582
Pebblebrook Hotel Trust	27	989
Post Properties Inc.	19	1,009
Principal Financial Group Inc.	448	22,632
PrivateBancorp Inc.	19	555
ProAssurance Corp.	10	448
Prosperity Bancshares Inc.	11	673
Protective Life Corp.	10	685
PS Business Parks Inc.	6	516
Radian Group Inc.	35	521
Raymond James Financial Inc.	251	12,749
RLJ Lodging Trust	199	5,747
Signature Bank (c)	112	14,079
SLM Corp.	1,461	12,142
Starwood Property Trust Inc. (e)	517	12,292
Stifel Financial Corp. (c)	8	361
Strategic Hotels & Resorts Inc. (c)	50	589
Tanger Factory Outlet Centers Inc.	140	4,906
Taubman Centers Inc.	160	12,165
Texas Capital Bancshares Inc. (c)	9	482
UMB Financial Corp.	9	571
Unum Group	248	8,634
Validus Holdings Ltd.	252	9,628
Voya Financial Inc.	275	10,007
Washington Federal Inc.	13	281
Webster Financial Corp.	18	555
WR Berkley Corp.	12	561
XL Group Plc (e)	482	15,759
		365,206
HEALTH CARE - 9.6%
Agilent Technologies Inc.	420	24,123
Allscripts-Misys Healthcare Solutions Inc. (c)	37	588
Cardinal Health Inc.	336	23,006
CIGNA Corp.	274	25,182
CR Bard Inc. (e)	78	11,121
Endo International Plc (c)	125	8,748
Envision Healthcare Holdings Inc. (c)	11	406
HealthSouth Corp.	11	402
Hill-Rom Holdings Inc.	8	346
Laboratory Corp. of America Holdings (c)	93	9,477
Teleflex Inc.	3	322
Tenet Healthcare Corp. (c)	193	9,040
TESARO Inc. (c)	7	211
Thoratec Corp. (c)	7	255
WellCare Health Plans Inc. (c)	3	252
Zimmer Holdings Inc.	130	13,541
		127,020
INDUSTRIALS - 13.2%
Actuant Corp. - Class A (e)	12	410
AO Smith Corp.	5	260
Armstrong World Industries Inc. (c)	215	12,350
Belden Inc.	6	502
Carlisle Cos. Inc.	140	12,128
Crane Co.	170	12,605
Dun & Bradstreet Corp.	61	6,696
Esterline Technologies Corp. (c)	9	1,028
Graco Inc.	4	345
Hertz Global Holdings Inc. (c)	446	12,514
Hubbell Inc. - Class B	2	263
ITT Corp.	266	12,799
Kansas City Southern	91	9,811
KBR Inc.	210	5,011
Kennametal Inc.	10	463
Pall Corp.	5	397
Parker Hannifin Corp.	38	4,795
Quanta Services Inc. (c)	13	453
Robert Half International Inc.	7	311
Roper Industries Inc.	29	4,298
Sensata Technologies Holding NV (c)	12	582
SPX Corp.	4	399
Terex Corp.	247	10,141
Textron Inc.	409	15,672
Timken Co.	263	17,829
Triumph Group Inc.	293	20,429
United Continental Holdings Inc. (c)	275	11,274
Waste Connections Inc.	12	590
WESCO International Inc. (c) (e)	9	766
Xylem Inc.	15	598
		175,719
INFORMATION TECHNOLOGY - 10.9%
Altera Corp.	346	12,011
Analog Devices Inc.	213	11,535
Anixter International Inc.	6	589
AOL Inc. (c)	145	5,773
Applied Materials Inc.	454	10,240
Atmel Corp. (c)	939	8,800
Cadence Design Systems Inc. (c)	31	540
Check Point Software Technologies Ltd. (c)	168	11,271
Citrix Systems Inc. (c)	253	15,840
F5 Networks Inc. (c)	3	384
Fairchild Semiconductor International Inc. (c)	23	365
Global Payments Inc.	116	8,425
IAC/InterActiveCorp.	4	269
Ingram Micro Inc. - Class A (c)	19	561
Maxim Integrated Products Inc.	522	17,635
NetApp Inc.	253	9,246
PTC Inc. (c)	216	8,385
Semtech Corp. (c)	14	368
SS&C Technologies Holdings Inc. (c)	11	491
Synopsys Inc. (c)	13	521
Teradyne Inc. (e)	22	423
TIBCO Software Inc. (c)	355	7,160
Vantiv Inc. - Class A (c)	11	354
Verint Systems Inc. (c)	13	636

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Vishay Intertechnology Inc.	31	478
Xerox Corp.	1,021	12,700
		145,000
MATERIALS - 5.8%
AK Steel Holding Corp. (c)	33	265
Ashland Inc.	2	188
Celanese Corp. - Class A	267	17,181
CF Industries Holdings Inc.	7	1,682
Graphic Packaging Holding Co. (c)	42	494
KapStone Paper and Packaging Corp. (c) (e)	14	454
Louisiana-Pacific Corp. (c)	485	7,278
Methanex Corp. (e)	4	269
Newmont Mining Corp.	247	6,294
Packaging Corp. of America	210	15,032
PolyOne Corp.	24	995
Reliance Steel & Aluminum Co.	162	11,939
Steel Dynamics Inc.	17	313
Taminco Corp. (c) (e)	12	283
United States Steel Corp. (e)	4	104
Valspar Corp.	181	13,796
Westlake Chemical Corp.	4	315
WR Grace & Co. (c)	4	403
		77,285
UTILITIES - 6.6%
Allete Inc.	8	421
Atmos Energy Corp.	11	591
Calpine Corp. (c)	415	9,876
Cleco Corp.	9	550
Edison International	215	12,473
FirstEnergy Corp.	511	17,747
IDACORP Inc.	9	542
NorthWestern Corp.	7	367
NRG Energy Inc.	14	516
OGE Energy Corp.	18	709
PG&E Corp.	96	4,632
Questar Corp.	28	700
SCANA Corp.	164	8,817
Sempra Energy	165	17,234
Vectren Corp.	12	513
Westar Energy Inc. (e)	18	676
Xcel Energy Inc.	332	10,685
		87,049
Total Common Stocks (cost $1,124,226)		1,286,003

INVESTMENT COMPANIES - 0.6%
iShares Russell Midcap Value Index Fund (e)	103	7,467
Total Investment Companies (cost $7,374)		7,467

SHORT TERM INVESTMENTS - 4.1%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	28,388	28,388
Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	27,101	27,101
Total Short Term Investments (cost $55,489)		55,489
Total Investments - 101.4% (cost $1,187,089)		1,348,959
Other Assets and Liabilities, Net - (1.4%)		(18,357)
Total Net Assets - 100.0%		$1,330,602

Portfolio Composition:	Percentage of Total Investments
Financials	27.1%
Industrials	13.0
Consumer Discretionary	11.0
Information Technology	10.7
Health Care	9.4
Energy	7.7
Utilities	6.5
Materials	5.7
Consumer Staples	4.2
Investment Companies	0.6
Short Term Investments	4.1
Total Investments	100.0%

JNL/Goldman Sachs U.S. Equity Flex Fund

	Shares/Par †	Value
COMMON STOCKS - 120.2%
CONSUMER DISCRETIONARY - 17.1%
Amazon.com Inc. (c) (o)	11	$3,553
CBS Corp. - Class B (o)	46	2,856
Comcast Corp. - Class A (o)	71	3,821
Expedia Inc.	31	2,462
Fossil Group Inc. (c)	15	1,594
Gap Inc. (o)	112	4,667
L Brands Inc. (o)	60	3,540
Liberty Global Plc - Class C (c) (o)	101	4,290
MGM Resorts International (c) (o)	66	1,754
SFX Entertainment Inc. (c) (o)	247	2,000
Starwood Hotels & Resorts Worldwide Inc.	21	1,678
Toll Brothers Inc. (c) (o)	51	1,897
Twenty-First Century Fox Inc. - Class B	81	2,785
Yum! Brands Inc.	35	2,835
		39,732
CONSUMER STAPLES - 12.4%
Anheuser-Busch InBev NV - ADR (o)	15	1,726
ConAgra Foods Inc.	85	2,536
Constellation Brands Inc. - Class A (c) (o)	46	4,058
Energizer Holdings Inc.	19	2,291
Estee Lauder Cos. Inc. (o)	65	4,861
Ingredion Inc.	14	1,063
JM Smucker Co.	21	2,247
Kroger Co. (o)	79	3,911
Procter & Gamble Co.	20	1,549
Sprouts Farmers Market Inc. (c)	74	2,411
Tyson Foods Inc.	62	2,320
		28,973
ENERGY - 11.5%
Apache Corp. (o)	49	4,951
Devon Energy Corp. (o)	101	8,046
Exxon Mobil Corp. (o)	62	6,288
Halliburton Co. (o)	54	3,864
Southwestern Energy Co. (c) (o)	78	3,533
		26,682
FINANCIALS - 18.2%
American International Group Inc. (o)	92	5,017
Ameriprise Financial Inc. (o)	18	2,219
AvalonBay Communities Inc. (o)	12	1,653
Bank of America Corp. (o)	267	4,110
Capital One Financial Corp. (o)	41	3,372
Citigroup Inc. (o)	80	3,751
Franklin Resources Inc.	37	2,164
Hartford Financial Services Group Inc.	86	3,065
JPMorgan Chase & Co. (o)	70	4,052
MetLife Inc.	37	2,074
Morgan Stanley	46	1,490
Navient Corp. (o)	121	2,136

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Prudential Financial Inc. (o)	38	3,398
SunTrust Banks Inc. (o)	40	1,598
Travelers Cos. Inc. (o)	23	2,145
		42,244
HEALTH CARE - 14.4%
Amgen Inc. (o)	18	2,127
Celgene Corp. (c) (o)	53	4,578
Covidien Plc (o)	15	1,384
Eli Lilly & Co. (o)	27	1,703
Gilead Sciences Inc. (c) (o)	34	2,823
Medtronic Inc.	75	4,782
Merck & Co. Inc. (o)	25	1,465
Mylan Inc. (c) (o)	84	4,324
Pfizer Inc. (o)	201	5,954
UnitedHealth Group Inc. (o)	38	3,091
Vertex Pharmaceuticals Inc. (c) (o)	14	1,279
		33,510
INDUSTRIALS - 12.2%
Boeing Co. (o)	43	5,422
CH Robinson Worldwide Inc. (o)	48	3,036
General Electric Co. (o)	387	10,171
Textron Inc. (o)	39	1,480
Timken Co.	42	2,871
United Parcel Service Inc. - Class B (o)	27	2,752
Waste Management Inc. (o)	61	2,736
		28,468
INFORMATION TECHNOLOGY - 22.4%
Activision Blizzard Inc.	104	2,322
Adobe Systems Inc. (c) (o)	46	3,347
Apple Inc. (o)	87	8,121
Cisco Systems Inc.	45	1,123
Citrix Systems Inc. (c)	47	2,957
eBay Inc. (c) (o)	87	4,360
EMC Corp. (o)	225	5,925
Google Inc. - Class A (c) (o)	7	4,042
Google Inc. - Class C (c) (o)	4	2,448
Intel Corp. (o)	119	3,669
Maxim Integrated Products Inc.	59	1,993
Microsoft Corp. (o)	180	7,514
NetApp Inc.	68	2,495
Red Hat Inc. (c)	33	1,849
		52,165
MATERIALS - 7.1%
Celanese Corp. - Class A (o)	44	2,800
Eastman Chemical Co. (o)	20	1,766
KapStone Paper and Packaging Corp. (c)	50	1,656
Louisiana-Pacific Corp. (c) (o)	189	2,834
Packaging Corp. of America	32	2,264
TimkenSteel Corp. (c)	61	2,348
Valspar Corp.	36	2,767
		16,435
TELECOMMUNICATION SERVICES - 2.7%
Verizon Communications Inc. (o)	127	6,190
UTILITIES - 2.2%
FirstEnergy Corp.	38	1,313
NextEra Energy Inc.	15	1,535
PG&E Corp.	46	2,186
		5,034
Total Common Stocks (cost $238,268)		279,433

SHORT TERM INVESTMENTS - 4.5%
Investment Companies - 4.5%
JNL Money Market Fund, 0.01% (a) (h)	10,502	10,502
Total Short Term Investments (cost $10,502)		10,502
Total Investments - 124.7% (cost $248,770)		289,935
Total Securities Sold Short - (23.6%) (proceeds $44,908)		(54,941)
Other Assets and Liabilities, Net - (1.1%)		(2,475)
Total Net Assets - 100.0%		$232,519

SECURITIES SOLD SHORT - 23.6%
COMMON STOCKS - 23.6%
CONSUMER DISCRETIONARY - 3.4%
Autoliv Inc.	10	$1,099
Coach Inc.	21	702
Garmin Ltd.	15	904
Groupon Inc. - Class A	145	960
Kohl’s Corp.	20	1,032
Meredith Corp.	17	839
New York Times Co. - Class A	52	789
Royal Caribbean Cruises Ltd.	15	859
Walt Disney Co.	7	642
		7,826
CONSUMER STAPLES - 1.6%
Campbell Soup Co.	28	1,280
Clorox Co.	14	1,276
General Mills Inc.	24	1,270
		3,826
ENERGY - 2.6%
Chevron Corp.	11	1,390
Murphy Oil Corp.	22	1,454
Murphy USA Inc.	5	267
Phillips 66	13	1,054
Valero Energy Corp.	37	1,865
		6,030
FINANCIALS - 3.3%
ACE Ltd.	7	747
Apartment Investment & Management Co.	26	848
Federated Investors Inc. - Class B	55	1,689
FirstMerit Corp.	48	950
People’s United Financial Inc.	92	1,397
Starwood Waypoint Residential Trust	20	532
Valley National Bancorp	153	1,514
		7,677
HEALTH CARE - 1.2%
Edwards Lifesciences Corp.	7	616
Johnson & Johnson	22	2,269
		2,885
INDUSTRIALS - 2.2%
Deere & Co.	10	928
Lockheed Martin Corp.	9	1,375
Northrop Grumman Systems Corp.	10	1,223
Precision Castparts Corp.	6	1,488
		5,014
INFORMATION TECHNOLOGY - 4.5%
Corning Inc.	70	1,539
FactSet Research Systems Inc.	15	1,803
Flextronics International Ltd.	129	1,424
International Business Machines Corp.	9	1,681
Micron Technology Inc.	47	1,545

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Seagate Technology	19	1,080
Total System Services Inc.	46	1,446
		10,518
MATERIALS - 2.3%
Alcoa Inc.	109	1,617
Allegheny Technologies Inc.	25	1,126
Aluminum Corp. of China Ltd. - ADR - Class H	128	1,156
Cliffs Natural Resources Inc.	47	712
Royal Gold Inc.	10	734
		5,345
TELECOMMUNICATION SERVICES - 1.4%
CenturyLink Inc.	28	1,031
Frontier Communications Corp.	196	1,146
T-Mobile US Inc.	34	1,151
		3,328
UTILITIES - 1.1%
Duke Energy Corp.	19	1,433
Southern Co.	23	1,059
		2,492

Total Securities Sold Short - 23.6% (proceeds $44,908)		$54,941

Long Investments Portfolio Composition:	Percentage of Total Long Investments
Information Technology	18.0%
Financials	14.6
Consumer Discretionary	13.7
Health Care	11.6
Consumer Staples	10.0
Industrials	9.8
Energy	9.2
Materials	5.7
Telecommunication Services	2.1
Utilities	1.7
Short Term Investments	3.6
Total Long Investments	100.0%

Short Investments Portfolio Composition:	Percentage of Total Short Investments
Information Technology	19.1%
Consumer Discretionary	14.2
Financials	14.0
Energy	11.0
Materials	9.7
Industrials	9.1
Consumer Staples	7.0
Telecommunication Services	6.1
Health Care	5.3
Utilities	4.5
Total Short Investments	100.0%

JNL/Invesco Global Real Estate Fund

	Shares/Par †	Value
COMMON STOCKS - 97.3%
AUSTRALIA - 6.5%
Dexus Property Group	16,033	$16,780
Federation Centres Ltd.	5,877	13,792
Goodman Group (e)	2,597	12,365
Mirvac Group	9,098	15,310
Scentre Group (c)	8,805	26,568
Stockland	5,375	19,660
Westfield Corp.	2,516	16,966
		121,441
AUSTRIA - 0.2%
Conwert Immobilien Invest SE (c) (e)	384	4,559
CANADA - 3.6%
Allied Properties REIT	620	20,553
Boardwalk Real Estate Investment Trust	157	9,602
Canadian REIT	347	14,951
Chartwell Retirement Residences	670	6,807
H&R REIT	688	14,935
		66,848
CHINA - 0.2%
China Overseas Land & Investment Ltd.	1,450	3,517
FINLAND - 0.4%
Sponda Oyj	1,329	7,099
FRANCE - 4.1%
Gecina SA	78	11,433
Icade SA	31	3,272
Klepierre	57	2,897
Mercialys SA	278	6,487
Unibail-Rodamco SE	184	53,491
		77,580
GERMANY - 1.9%
Deutsche Wohnen AG	945	20,361
LEG Immobilien AG	215	14,498
		34,859
HONG KONG - 7.2%
Henderson Land Development Co. Ltd.	2,001	11,712
Hongkong Land Holdings Ltd.	3,569	23,818
Hysan Development Co. Ltd.	1,466	6,866
Link REIT	6,382	34,359
New World Development Ltd.	8,357	9,514
Sun Hung Kai Properties Ltd. (e)	3,089	42,387
Wharf Holdings Ltd. (e)	866	6,236
		134,892
JAPAN - 13.4%
Activia Properties Inc.	1	7,682
Frontier Real Estate Investment Corp.	1	7,017
Hulic Co. Ltd.	655	8,638
Hulic Reit Inc. (c)	3	5,323
Japan Logistics Fund Inc.	3	6,234
Japan Prime Realty Investment Corp.	3	11,381
Japan Real Estate Investment Corp.	3	18,587
Japan Retail Fund Investment Corp.	2	4,754
Kenedix Realty Investment Corp. (e)	2	11,541
Mitsubishi Estate Co. Ltd.	1,130	27,917
Mitsui Fudosan Co. Ltd.	2,594	87,546
Mori Hills REIT Investment Corp.	5	6,584
Nippon Prologis REIT Inc.	4	8,778
Sumitomo Realty & Development Co. Ltd.	817	35,095
United Urban Investment Corp.	3	5,366
		252,443
LUXEMBOURG - 0.6%
Gagfah Sa (c)	671	12,198
MALTA - 0.0%
BGP Holdings Plc (c) (f) (q)	5,552	—
NETHERLANDS - 0.1%
Wereldhave NV	17	1,571
NORWAY - 0.2%
Norwegian Property ASA (c)	2,640	3,250

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SINGAPORE - 3.5%
Ascendas REIT	6,332	11,701
CapitaCommercial Trust (e)	9,345	12,764
CapitaLand Ltd.	5,040	12,943
CapitaMall Trust	2,392	3,792
CDL Hospitality Trusts	2,668	3,767
Global Logistic Properties Ltd.	6,861	14,869
Keppel Land Ltd.	2,205	5,981
		65,817
SWEDEN - 1.2%
Castellum AB	685	12,149
Fabege AB	317	4,487
Wihlborgs Fastigheter AB	295	5,644
		22,280
UNITED KINGDOM - 6.2%
Big Yellow Group Plc	619	5,257
Derwent London Plc	266	12,164
Great Portland Estates Plc	1,690	18,621
Hammerson Plc	2,059	20,432
Land Securities Group Plc	2,727	48,323
Quintain Estates & Development Plc (c)	2,612	3,955
Unite Group Plc	1,152	7,765
		116,517
UNITED STATES OF AMERICA - 48.0%
AvalonBay Communities Inc.	480	68,241
Boston Properties Inc.	394	46,530
Brixmor Property Group Inc.	600	13,758
Brookdale Senior Living Inc. (c)	235	7,851
Cousins Properties Inc.	2,001	24,914
CubeSmart	612	11,208
DDR Corp.	2,439	42,998
EastGroup Properties Inc.	128	8,208
Empire State Realty Trust Inc. - Class A (e)	606	9,994
Essex Property Trust Inc.	169	31,330
Federal Realty Investment Trust	219	26,518
General Growth Properties Inc.	1,331	31,362
Health Care REIT Inc.	805	50,428
Healthcare Realty Trust Inc.	569	14,456
Healthcare Trust of America Inc. - Class A	1,687	20,317
Hilton Worldwide Holdings Inc. (c)	474	11,048
Host Hotels & Resorts Inc.	1,110	24,428
Hudson Pacific Properties Inc.	671	17,001
LaSalle Hotel Properties	689	24,322
Liberty Property Trust	37	1,415
Mid-America Apartment Communities Inc.	363	26,546
National Health Investors Inc. (e)	184	11,511
National Retail Properties Inc. (e)	577	21,450
Pebblebrook Hotel Trust	96	3,531
Piedmont Office Realty Trust Inc. (e)	1,072	20,306
ProLogis Inc.	1,451	59,630
Public Storage	238	40,696
Realty Income Corp. (e)	429	19,050
Retail Opportunity Investments Corp.	907	14,260
RLJ Lodging Trust	739	21,336
Simon Property Group Inc.	602	100,177
SL Green Realty Corp.	436	47,730
UDR Inc.	794	22,731
Washington Prime Group Inc. (c)	325	6,091
		901,372
Total Common Stocks (cost $1,618,664)		1,826,243

WARRANTS - 0.0%
HONG KONG - 0.0%
Sun Hung Kai Properties Ltd. (c)	144	188

Total Warrants (cost $0)		188

SHORT TERM INVESTMENTS - 5.7%
Investment Companies - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	43,499	43,499

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	62,777	62,777
Total Short Term Investments (cost $106,276)		106,276
Total Investments - 103.0% (cost $1,724,940)		1,932,707
Other Assets and Liabilities, Net - (3.0%)		(55,548)
Total Net Assets - 100.0%		$1,877,159

Portfolio Composition:	Percentage of Total Investments
Retail — REITS	19.1%
Diversified - REITS	17.6
Real Estate Operating Companies	16.1
Specialized — REITS	13.1
Office — REITS	12.1
Residential — REITS	8.2
Real Estate Services	4.5
Industrial — REITS	3.8
Short Term Investments	5.5
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 12.8%
Brunswick Corp.	127	$5,360
Cheesecake Factory Inc.	122	5,665
Choice Hotels International Inc.	93	4,404
Domino’s Pizza Inc.	85	6,196
DSW Inc. - Class A	173	4,847
Ethan Allen Interiors Inc.	74	1,834
G-III Apparel Group Ltd. (c)	87	7,088
Group 1 Automotive Inc.	82	6,909
HomeAway Inc. (c)	173	6,035
Jack in the Box Inc.	168	10,031
Monro Muffler Brake Inc. (e)	108	5,747
Pool Corp.	100	5,641
Sinclair Broadcast Group Inc. - Class A (e)	199	6,905
Standard-Pacific Corp. (c) (e)	760	6,538
Steven Madden Ltd. (c)	163	5,584
Tenneco Inc. (c)	105	6,910
Vitamin Shoppe Inc. (c)	78	3,371
WABCO Holdings Inc. (c)	74	7,925
		106,990
CONSUMER STAPLES - 2.1%
Annie’s Inc. (c) (e)	156	5,284
B&G Foods Inc.	158	5,163
Lancaster Colony Corp.	77	7,290
		17,737
ENERGY - 7.4%
Atwood Oceanics Inc. (c)	94	4,923
Dresser-Rand Group Inc. (c)	92	5,853

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Dril-Quip Inc. (c)	68	7,382
Energen Corp.	90	8,038
Laredo Petroleum Holdings Inc. (c)	215	6,646
Oasis Petroleum Inc. (c)	160	8,955
Patterson-UTI Energy Inc.	244	8,532
Resolute Energy Corp. (c)	311	2,688
Ultra Petroleum Corp. (c) (e)	284	8,420
		61,437
FINANCIALS - 9.6%
Affiliated Managers Group Inc. (c)	27	5,640
American Equity Investment Life Holding Co.	271	6,673
Gaming and Leisure Properties Inc.	162	5,504
Greenhill & Co. Inc. (e)	82	4,059
Hancock Holding Co.	182	6,428
Home Bancshares Inc.	179	5,886
Janus Capital Group Inc. (e)	474	5,913
Prosperity Bancshares Inc.	105	6,564
Protective Life Corp.	121	8,370
SEI Investments Co.	70	2,304
Stifel Financial Corp. (c)	177	8,366
SVB Financial Group (c)	66	7,651
UMB Financial Corp.	105	6,631
		79,989
HEALTH CARE - 17.8%
Acorda Therapeutics Inc. (c)	65	2,197
Alnylam Pharmaceuticals Inc. (c)	74	4,690
Chemed Corp. (e)	80	7,526
Community Health Systems Inc. (c)	153	6,924
Exact Sciences Corp. (c) (e)	391	6,661
HealthSouth Corp.	188	6,749
HMS Holdings Corp. (c)	126	2,565
Incyte Corp. (c)	130	7,317
Insulet Corp. (c)	150	5,968
InterMune Inc. (c)	215	9,485
Jazz Pharmaceuticals Plc (c)	37	5,460
Masimo Corp. (c)	4	89
MEDNAX Inc. (c)	116	6,773
NPS Pharmaceuticals Inc. (c)	163	5,392
NuVasive Inc. (c)	174	6,177
PAREXEL International Corp. (c)	126	6,657
PerkinElmer Inc.	131	6,115
Salix Pharmaceuticals Ltd. (c)	58	7,189
Seattle Genetics Inc. (c) (e)	140	5,370
Select Medical Holdings Corp.	447	6,980
Sirona Dental Systems Inc. (c)	79	6,515
STERIS Corp.	136	7,290
Techne Corp.	70	6,465
Thoratec Corp. (c)	129	4,514
VCI Inc. (c)	229	8,040
		149,108
INDUSTRIALS - 16.8%
Acuity Brands Inc.	59	8,117
AO Smith Corp.	172	8,505
Corrections Corp. of America	200	6,569
Crane Co.	94	7,015
Forward Air Corp.	150	7,181
Hexcel Corp. (c)	140	5,707
ITT Corp.	194	9,340
Kirby Corp. (c)	78	9,189
Knight Transportation Inc.	301	7,161
Lincoln Electric Holdings Inc.	118	8,266
MasTec Inc. (c)	178	5,492
Pitney Bowes Inc.	323	8,908
Steelcase Inc. - Class A	374	5,664
Swift Transporation Co. - Class A (c)	322	8,114
Tetra Tech Inc.	199	5,460
TransDigm Group Inc.	33	5,522
Wabtec Corp.	125	10,338
Watsco Inc.	66	6,786
WESCO International Inc. (c)	79	6,790
		140,124
INFORMATION TECHNOLOGY - 24.6%
Arris Group Inc. (c)	286	9,318
Aspen Technology Inc. (c)	172	7,986
Cadence Design Systems Inc. (c)	362	6,333
Cavium Inc. (c)	123	6,118
Cognex Corp. (c)	215	8,247
CommVault Systems Inc. (c)	75	3,689
Conversant Inc. (c)	301	7,641
CoStar Group Inc. (c)	64	10,166
Cray Inc. (c) (e)	234	6,237
Dealertrack Technologies Inc. (c)	153	6,944
EPAM Systems Inc. (c)	153	6,685
Finisar Corp. (c) (e)	228	4,509
Informatica Corp. (c)	97	3,461
Interactive Intelligence Group (c)	112	6,274
IPG Photonics Corp. (c) (e)	66	4,563
Littelfuse Inc.	82	7,622
Manhattan Associates Inc. (c)	481	16,545
Mentor Graphics Corp.	281	6,054
MicroStrategy Inc. (c)	45	6,287
MKS Instruments Inc.	142	4,444
National Instruments Corp.	167	5,405
NetScout Systems Inc. (c)	179	7,916
OpenTable Inc. (c)	76	7,855
Power Integrations Inc.	126	7,241
QLIK Technologies Inc. (c)	163	3,682
Qualys Inc. (c)	177	4,534
Silicon Laboratories Inc. (c)	129	6,333
SolarWinds Inc. (c)	107	4,143
SYNNEX Corp. (c)	120	8,728
Teradyne Inc. (e)	337	6,603
Ultimate Software Group Inc. (c)	32	4,428
		205,991
MATERIALS - 4.1%
Berry Plastics Group Inc. (c)	257	6,631
Carpenter Technology Corp.	91	5,744
Martin Marietta Materials Inc.	51	6,700
PolyOne Corp.	208	8,772
Rockwood Holdings Inc.	81	6,140
		33,987
TELECOMMUNICATION SERVICES - 1.3%
SBA Communications Corp. (c)	110	11,210
UTILITIES - 0.8%
ITC Holdings Corp.	189	6,906
Total Common Stocks (cost $651,687)		813,479
RIGHTS - 0.0%
Community Health Systems Inc. (c)	368	24
Total Rights (cost $24)		24
SHORT TERM INVESTMENTS - 10.1%
Investment Companies - 3.1%
JNL Money Market Fund, 0.01% (a) (h)	26,122	26,122

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 7.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	58,206	58,206
Total Short Term Investments (cost $84,328)		84,328
Total Investments - 107.4% (cost $736,039)		897,831
Other Assets and Liabilities, Net - (7.4%)		(61,729)
Total Net Assets - 100.0%		$836,102

Portfolio Composition:	Percentage of Total Investments
Information Technology	22.9%
Health Care	16.6
Industrials	15.6
Consumer Discretionary	11.9
Financials	8.9
Energy	6.8
Materials	3.8
Consumer Staples	2.0
Telecommunication Services	1.3
Utilities	0.8
Short Term Investments	9.4
Total Investments	100.0%

JNL/Ivy Asset Strategy Fund (b)

	Shares/Par †	Value
COMMON STOCKS - 65.6%
CONSUMER DISCRETIONARY - 22.5%
Amazon.com Inc. (c)	79	$25,495
CBS Corp. - Class B	1,014	62,994
Continental AG	141	32,624
Delta Topco Ltd. (c) (f) (p) (q)	59,271	37,212
Dynam Japan Holdings Co. Ltd.	1,662	4,964
Ford Motor Co.	1,933	33,328
Galaxy Entertainment Group Ltd. (c)	20,772	166,020
Las Vegas Sands Corp. (o)	1,230	93,767
Legend Pictures LLC (c) (f) (p) (q) (x)	15	29,228
Macau Legend Development Ltd. (c) (e)	9,106	6,309
Media Group Holdings LLC (c) (f) (p) (q) (x)	42,952	70,377
Panasonic Corp.	3,862	46,819
Sony Corp.	252	4,204
Twenty-First Century Fox Inc. - Class A	997	35,055
Wynn Resorts Ltd.	429	88,971
		737,367
ENERGY - 6.9%
Chevron Corp.	126	16,489
ConocoPhillips (e)	729	62,472
Exxon Mobil Corp.	159	16,038
Occidental Petroleum Corp.	417	42,786
Phillips 66	596	47,964
Plains GP Holdings LP - Class A	1,267	40,541
		226,290
FINANCIALS - 11.2%
AIA Group Ltd.	17,401	87,431
American International Group Inc.	628	34,271
Apollo Global Management LLC - Class A	77	2,129
AXA SA	1,029	24,593
Blackstone Group LP	221	7,374
Goldman Sachs Group Inc.	204	34,074
KKR & Co. LP	658	16,019
MetLife Inc.	658	36,581
Nomura Holdings Inc.	5,832	41,307
Societe Generale	360	18,869
Swiss Re AG	398	35,437
Wells Fargo & Co.	545	28,661
		366,746
HEALTH CARE - 3.2%
Amgen Inc.	238	28,172
Biogen Idec Inc. (c)	74	23,428
Bristol-Myers Squibb Co.	172	8,334
Gilead Sciences Inc. (c)	210	17,386
Humana Inc.	119	15,135
Roche Holding AG	43	12,931
		105,386
INDUSTRIALS - 6.3%
Boeing Co.	209	26,527
Caterpillar Inc.	308	33,503
Hutchison Whampoa Ltd.	1,943	26,574
Japan Airlines Co. Ltd.	256	14,176
Nielsen NV	1,151	55,710
Precision Castparts Corp.	106	26,704
Union Pacific Corp.	244	24,319
		207,513
INFORMATION TECHNOLOGY - 12.3%
Activision Blizzard Inc.	758	16,912
Adobe Systems Inc. (c)	375	27,135
Advanced Micro Devices Inc. (c)	851	3,567
Alliance Data Systems Corp. (c)	85	23,794
Apple Inc.	385	35,745
Applied Materials Inc.	1,931	43,549
Cognizant Technology Solutions Corp. - Class A (c)	702	34,357
Facebook Inc. - Class A (c)	266	17,899
FUJIFILM Holdings Corp.	665	18,563
Hewlett-Packard Co.	35	1,179
Intuit Inc.	417	33,613
MediaTek Inc.	146	2,470
Microsoft Corp.	487	20,325
Oracle Corp.	524	21,250
Taiwan Semiconductor Manufacturing Co. Ltd.	2,742	11,603
Tencent Holdings Ltd.	2,404	36,572
Texas Instruments Inc.	710	33,926
Visa Inc. - Class A	100	21,155
		403,614
MATERIALS - 2.4%
Dow Chemical Co.	532	27,351
Freeport-McMoRan Copper & Gold Inc.	702	25,637
LyondellBasell Industries NV - Class A	258	25,145
		78,133
TELECOMMUNICATION SERVICES - 0.8%
NTT DoCoMo Inc.	1,411	24,082
Total Common Stocks (cost $1,746,120)		2,149,131
PURCHASED OPTIONS - 0.1%
Adobe Systems Inc. Call Option, Strike Price 72.50, 07/19/14, CGM	486	59
Apple Inc. Call Option, Strike Price 92.86, Expiration 07/18/14, BOA	1,218	217
Apple Inc. Call Option, Strike Price 97.14, Expiration 08/15/14, UBS	1,512	292
Caterpillar Inc. Call Option, Strike Price 110, 08/15/14, CGM	774	152
ConocoPhillips Call Option, Strike Price 87.50, Expiration 08/15/14, DUB	2,731	289
Dow Chemical Co. Call Option, Strike Price 52.50, Expiration 07/18/14, CGM	1,072	34

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Dow Chemical Co. Call Option, Strike Price 57.50, Expiration 09/19/14, CGM	1,072	26
Euro Stoxx 50 Price Index Put Option, Strike Price EUR 3,150, Expiration 08/15/14, BOA	731	352
Euro Stoxx 50 Price Index Put Option, Strike Price EUR 3,175, Expiration 08/15/14, JPM	731	419
German Stock Exchange Put Option, Strike Price EUR 9,600, Expiration 08/15/14, SGB	964	669
Hewlett-Packard Co. Call Option, Strike Price 36, Expiration 07/18/14, SGB	2,663	19
iShares MSCI Emerging Markets Put Option, Strike Price 41, Expiration 08/15/14, MSC	15,344	399
S&P 500 Index Put Option, Strike Price 1,875, Expiration 08/14/14	672	615
Texas Instruments Inc. Call Option, Strike Price 47, Expiration 07/19/14, DUB	372	47
Wells Fargo & Co. Call Option, Strike Price 52.50, Expiration 07/18/14, MSC	1,614	113
Wells Fargo & Co. Call Option, Strike Price 55, Expiration 08/15/14, MSC	596	10
Total Purchased Options (cost $5,406)		3,712
CORPORATE BONDS AND NOTES - 2.8%
CONSUMER DISCRETIONARY - 2.8%
Aston Martin Holdings UK Ltd., 10.25%, 07/15/18 (f) (p) (q) (y)	$11,727	12,055
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	49,706	49,706
Legendary Pictures Funding LLC, 8.00%, 11/09/19 (f) (p) (q)	28,500	28,500
Total Corporate Bonds and Notes (cost $90,457)		90,261
PRECIOUS METALS - 6.3%
Gold Bullion	155,614	206,857
Total Precious Metals (cost $195,961)		206,857
SHORT TERM INVESTMENTS - 25.4%
Commercial Paper - 21.6%
Abbott Laboratories
0.08%, 07/17/14 (r)	13,000	13,000
0.11%, 08/18/14 (r)	15,000	14,998
Air Products and Chemicals Inc., 0.08%, 07/08/14 (r)	15,000	15,000
American Honda Finance Corp.
0.08%, 07/14/14	10,000	10,000
0.10%, 07/22/14	7,000	6,999
Anheuser-Busch InBev Worldwide Inc.
0.08%, 07/17/14 (r)	11,000	11,000
0.09%, 08/11/14 (r)	10,000	9,999
0.09%, 09/02/14 (r)	10,000	9,997
Apple Inc., 0.07%, 07/29/14 (r)	15,000	14,999
Army & Air Force Exchange Service
0.10%, 07/17/14 (r)	10,000	9,999
0.11%, 08/26/14 (r)	10,000	9,998
BMW US Capital LLC
0.09%, 07/21/14 (r)	14,000	13,999
0.09%, 07/25/14 (r)	20,000	19,999
BorgWarner Inc., 0.27%, 07/16/14 (r)	10,000	9,999
Caterpillar Financial Services Corp., 0.12%, 09/24/14	20,000	19,992
Coca-Cola Co.
0.09%, 07/25/14	15,000	14,999
0.10%, 08/13/14 (r)	10,000	9,999
0.09%, 08/20/14 (r)	25,000	24,996
Danaher Corp., 0.09%, 07/09/14 (r)	20,000	20,000
Emerson Electric Co.
0.12%, 08/15/14 (r)	10,000	9,998
0.11%, 08/27/14 (r)	15,000	14,997
Enbridge US Inc., 0.26%, 07/24/14 (r)	4,000	3,999
Essilor International
0.11%, 07/11/14 (r)	7,000	7,000
0.10%, 07/18/14 (r)	15,000	14,999
0.10%, 08/26/14 (r)	20,000	19,997
General Mills Inc., 0.15%, 07/21/14 (r)	10,000	9,999
ICICI Bank Ltd., 0.19%, 09/25/14	11,000	10,988
John Deere Capital Corp., 0.09%, 07/15/14 (r)	10,000	10,000
John Deere Financial Ltd., 0.09%, 07/11/14 (r)	10,000	10,000
McCormick & Co., 0.15%, 08/05/14 (r)	10,000	9,998
Microsoft Corp., 0.09%, 08/06/14 (r)	15,000	14,999
Nestle Finance International Ltd.
0.07%, 07/09/14	20,000	20,000
0.09%, 07/21/14	8,304	8,304
PACCAR Financial Corp.
0.07%, 07/07/14	18,000	18,000
0.12%, 09/05/14	10,000	9,997
Procter & Gamble Co.
0.09%, 07/23/14 (r)	10,000	10,000
0.08%, 07/29/14 (r)	15,000	14,999
0.09%, 07/31/14 (r)	15,000	14,999
0.10%, 08/25/14 (r)	50,000	49,994
Roche Holdings Inc., 0.09%, 08/11/14 (r)	10,000	9,998
Siemens Capital Co. LLC, 0.08%, 07/28/14 (r)	25,000	24,997
Toronto Dominion Holdings Inc.
0.11%, 07/08/14 (r)	25,000	24,999
0.13%, 07/11/14 (r)	10,000	10,000
0.10%, 07/22/14(r)	20,000	19,999
0.10%, 08/11/14 (r)	20,000	19,997
Unilever NV, 0.11%, 09/08/14 (r)	20,000	19,993
Wal-Mart Stores Inc., 0.06%, 07/14/14 (r)	20,000	19,999
Wisconsin Gas Co., 0.10%, 07/09/14	14,360	14,360
		707,581
Federal Home Loan Bank - 0.9% (w)
Federal Home Loan Bank
0.11%, 07/30/14	5,000	5,000
0.09%, 08/29/14	25,000	24,999
		29,999
Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	39,543	39,543
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	52,208	52,208
		91,751
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	4,983	4,983
Total Short Term Investments (cost $834,328)		834,314
Total Investments - 100.2% (cost $2,872,272)		3,284,275
Other Assets and Liabilities, Net - (0.2%)		(7,587)
Total Net Assets - 100.0%		$3,276,688

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	25.2%
Information Technology	12.3
Financials	11.2
Energy	6.9
Industrials	6.3
Precious Metals	6.3
Health Care	3.2
Materials	2.4
Telecommunication Services	0.7
Purchased Options	0.1
Short Term Investments	25.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/JPMorgan International Value Fund

	Shares/Par †	Value
COMMON STOCKS - 98.8%
AUSTRALIA - 2.1%
Australia & New Zealand Banking Group Ltd.	342	$10,762
Goodman Group	881	4,193
		14,955
BELGIUM - 1.7%
Solvay SA	73	12,643
CANADA - 0.5%
First Quantum Minerals Ltd.	178	3,802
CHINA - 0.6%
China Overseas Land & Investment Ltd.	1,770	4,293
DENMARK - 1.0%
Danske Bank A/S	262	7,408
FINLAND - 1.0%
UPM-Kymmene Oyj	419	7,161
FRANCE - 13.8%
AXA SA	390	9,324
BNP Paribas	207	14,072
Bouygues SA	72	2,984
Cie de Saint-Gobain	177	10,006
Electricite de France SA	94	2,951
GDF Suez	489	13,464
Lafarge SA (e)	122	10,632
Publicis Groupe SA	62	5,250
Renault SA	69	6,280
Schneider Electric SA	122	11,514
Sodexo SA	91	9,818
Suez Environnement SA	221	4,232
		100,527
GERMANY - 8.1%
BASF SE	109	12,645
Bayer AG	125	17,581
Commerzbank AG (c)	208	3,253
Daimler AG	156	14,565
Deutsche Telekom AG	438	7,683
Metro AG (c)	79	3,441
		59,168
HONG KONG - 1.5%
Hutchison Whampoa Ltd.	586	8,014
Wharf Holdings Ltd.	417	3,003
		11,017
IRELAND - 0.7%
Ryanair Holdings Plc - ADR (c)	84	4,686
ITALY - 4.3%
Assicurazioni Generali SpA	313	6,864
Enel SpA	1,705	9,919
ENI SpA	362	9,910
Unione di Banche Italiane SCPA	550	4,755
		31,448
JAPAN - 24.0%
Bridgestone Corp.	242	8,469
Daiwa House Industry Co. Ltd.	397	8,230
Hitachi Ltd.	1,943	14,240
Japan Airlines Co. Ltd.	138	7,602
Japan Tobacco Inc.	373	13,582
Kawasaki Heavy Industries Ltd.	1,584	6,038
KDDI Corp.	168	10,232
Mitsubishi Estate Co. Ltd.	271	6,695
Mitsubishi UFJ Financial Group Inc.	3,321	20,386
Mitsui & Co. Ltd.	371	5,946
Mitsui Fudosan Co. Ltd.	160	5,400
Nippon Meat Packers Inc.	204	3,983
Nomura Holdings Inc.	1,109	7,858
ORIX Corp.	440	7,294
Ricoh Co. Ltd.	757	9,025
Seven & I Holdings Co. Ltd.	227	9,581
Sumitomo Mitsui Financial Group Inc.	185	7,741
Toyota Motor Corp.	292	17,507
Yamato Holdings Co. Ltd.	231	4,778
		174,587
NETHERLANDS - 6.0%
ING Groep NV - CVA (c)	691	9,694
Koninklijke KPN NV (c)	2,645	9,645
Royal Dutch Shell Plc - Class A	592	24,460
		43,799
NORWAY - 2.5%
DNB ASA	258	4,710
Norsk Hydro ASA	988	5,292
StatoilHydro ASA	272	8,357
		18,359
RUSSIAN FEDERATION - 0.5%
MMC Norilsk Nickel - ADR	194	3,862
SOUTH KOREA - 1.2%
KT Corp.	110	3,307
Samsung Electronics Co. Ltd.	4	5,655
		8,962
SPAIN - 2.2%
CaixaBank SA	914	5,636
Repsol SA	386	10,168
		15,804
SWEDEN - 1.8%
Electrolux AB	364	9,196
Nordea Bank AB	249	3,517
		12,713
SWITZERLAND - 5.7%
Novartis AG	161	14,604
Roche Holding AG	40	11,980
Swiss Re AG	57	5,057
Zurich Financial Services AG	31	9,387
		41,028
TAIWAN - 0.4%
Asustek Computer Inc.	259	2,895
TURKEY - 0.5%
Turkiye Garanti Bankasi A/S	999	3,914
UNITED KINGDOM - 18.7%
AstraZeneca Plc	137	10,185
Barclays Plc	2,456	8,945
BG Group Plc	630	13,290
BP Plc	1,334	11,744
British American Tobacco Plc	110	6,516
HSBC Holdings Plc	2,340	23,737
InterContinental Hotels Group Plc	215	8,887
Kingfisher Plc	647	3,969

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Rio Tinto Plc	240	12,967
SABMiller Plc	165	9,554
Tullow Oil Plc	245	3,572
Vodafone Group Plc	4,810	16,078
Wolseley Plc	115	6,277
		135,721
Total Common Stocks (cost $643,931)		718,752
PREFERRED STOCKS - 0.9%
GERMANY - 0.9%
Porsche Automobil Holding SE	66	6,857
Total Preferred Stocks (cost $7,160)		6,857
RIGHTS - 0.0%
SPAIN - 0.0%
Repsol SA (c) (e)	377	257
Total Rights (cost $256)		257
SHORT TERM INVESTMENTS - 2.7%
Investment Companies - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	8,417	8,417
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	10,520	10,520
Total Short Term Investments (cost $18,937)		18,937
Total Investments - 102.4% (cost $670,284)		744,803
Other Assets and Liabilities, Net - (2.4%)		(17,342)
Total Net Assets - 100.0%		$727,461

Portfolio Composition:	Percentage of Total Investments
Financials	27.7%
Consumer Discretionary	12.2
Energy	10.9
Materials	9.3
Industrials	9.1
Health Care	7.3
Telecommunication Services	6.3
Consumer Staples	6.3
Information Technology	4.3
Utilities	4.1
Short Term Investments	2.5
Total Investments	100.0%

JNL/JPMorgan MidCap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 24.1%
Advance Auto Parts Inc.	121	$16,258
Big Lots Inc. (c)	256	11,676
BorgWarner Inc.	317	20,665
Chipotle Mexican Grill Inc. - Class A (c)	30	17,657
Harley-Davidson Inc.	299	20,864
Hilton Worldwide Holdings Inc. (c)	609	14,197
Lululemon Athletica Inc. (c) (e)	254	10,298
Michael Kors Holdings Ltd. (c)	293	25,974
Mohawk Industries Inc. (c)	118	16,366
Netflix Inc. (c)	46	20,047
Norwegian Cruise Line Holdings Ltd. (c)	352	11,143
Pandora Media Inc. (c)	352	10,390
Panera Bread Co. - Class A (c)	66	9,904
Ralph Lauren Corp. - Class A	141	22,714
Signet Jewelers Ltd.	150	16,600
Tesla Motors Inc. (c)	87	20,933
Toll Brothers Inc. (c)	339	12,491
TripAdvisor Inc. (c)	117	12,746
Ulta Salon Cosmetics & Fragrance Inc. (c)	131	11,984
Urban Outfitters Inc. (c)	337	11,401
WABCO Holdings Inc. (c)	134	14,292
Williams-Sonoma Inc.	247	17,715
Wynn Resorts Ltd.	52	10,814
		357,129
CONSUMER STAPLES - 0.5%
Sprouts Farmers Market Inc. (c)	222	7,277
ENERGY - 6.3%
Antero Resources Corp. (c)	170	11,157
Cabot Oil & Gas Corp. - Class A	348	11,881
Concho Resources Inc. (c)	158	22,845
Dril-Quip Inc. (c)	49	5,331
Frank’s International NV	375	9,218
Laredo Petroleum Holdings Inc. (c)	510	15,797
Plains All American Pipeline LP	289	17,342
		93,571
FINANCIALS - 11.1%
Affiliated Managers Group Inc. (c)	138	28,407
Aon Plc - Class A	160	14,423
Blackstone Group LP	335	11,217
CBRE Group Inc. - Class A (c)	747	23,937
East West Bancorp Inc.	375	13,104
Lazard Ltd. - Class A	406	20,908
Moody’s Corp.	252	22,117
Signature Bank (c)	132	16,706
TD Ameritrade Holding Corp.	423	13,245
		164,064
HEALTH CARE - 12.5%
Agilent Technologies Inc.	310	17,783
Alexion Pharmaceuticals Inc. (c)	59	9,281
Brookdale Senior Living Inc. (c)	425	14,159
Bruker Corp. (c)	433	10,499
Envision Healthcare Holdings Inc. (c)	432	15,499
Humana Inc.	143	18,226
Illumina Inc. (c)	197	35,172
Jazz Pharmaceuticals Plc (c)	72	10,511
Premier Inc. - Class A (c)	308	8,918
Sirona Dental Systems Inc. (c)	192	15,816
Valeant Pharmaceuticals International Inc. (c)	102	12,839
Vertex Pharmaceuticals Inc. (c)	171	16,162
		184,865
INDUSTRIALS - 19.3%
Acuity Brands Inc.	204	28,148
Canadian Pacific Railway Ltd. (e)	107	19,454
Carlisle Cos. Inc.	192	16,622
Colfax Corp. (c)	140	10,443
Delta Air Lines Inc.	558	21,617
Flowserve Corp.	246	18,290
Fluor Corp.	128	9,805
Fortune Brands Home & Security Inc.	478	19,083
Generac Holdings Inc. (c) (e)	202	9,826
HD Supply Holdings Inc (c)	635	18,039
Hertz Global Holdings Inc. (c)	573	16,070
Kirby Corp. (c)	164	19,176
Middleby Corp. (c)	140	11,581
MSC Industrial Direct Co. - Class A	171	16,316
Pall Corp.	271	23,158
Stericycle Inc. (c)	136	16,088

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Watsco Inc.	113	11,643
		285,359

INFORMATION TECHNOLOGY - 20.5%
Alliance Data Systems Corp. (c)	100	28,237
Amphenol Corp. - Class A	231	22,245
Applied Materials Inc.	1,115	25,145
Aruba Networks Inc. (c)	338	5,927
Autodesk Inc. (c)	307	17,286
Avago Technologies Ltd.	304	21,888
Ciena Corp. (c) (e)	554	12,004
CommVault Systems Inc. (c)	174	8,551
CoStar Group Inc. (c)	86	13,555
Electronic Arts Inc. (c)	705	25,303
FireEye Inc. (c) (e)	209	8,471
Guidewire Software Inc. (c)	208	8,449
Lam Research Corp.	227	15,347
NXP Semiconductors NV (c)	230	15,202
Palo Alto Networks Inc. (c)	156	13,081
SanDisk Corp.	114	11,915
ServiceNow Inc. (c)	196	12,126
Splunk Inc. (c)	151	8,338
Tableau Software Inc. - Class A (c)	96	6,848
VeriFone Systems Inc. (c)	321	11,793
Workday Inc. - Class A (c) (e)	127	11,394
		303,105
MATERIALS - 2.0%
Eagle Materials Inc.	77	7,213
Sherwin-Williams Co.	106	22,015
		29,228
Total Common Stocks (cost $1,155,350)		1,424,598

SHORT TERM INVESTMENTS - 6.6%
Investment Companies - 3.7%
JNL Money Market Fund, 0.01% (a) (h)	54,047	54,047
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	42,823	42,823
Total Short Term Investments (cost $96,870)		96,870
Total Investments - 102.9% (cost $1,252,220)		1,521,468
Other Assets and Liabilities, Net - (2.9%)		(42,607)
Total Net Assets - 100.0%		$1,478,861

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	23.5%
Information Technology	19.9
Industrials	18.8
Health Care	12.1
Financials	10.8
Energy	6.1
Materials	1.9
Consumer Staples	0.5
Short Term Investments	6.4
Total Investments	100.0%

JNL/JPMorgan U.S. Government & Quality Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.7%
ACE Securities Corp. REMIC, 0.41%, 02/25/31 (i)	$97	$91
BB-UBS Trust REMIC, 2.89%, 06/05/30 (r)	8,000	7,856
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 2.09%, 08/15/45 (i)	17,548	1,881
CompuCredit Acquired Portfolio Voltage Master Trust, 0.32%, 09/17/18 (i) (p) (q)	17	17
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	19	19
Countrywide Alternative Loan Trust REMIC
0.36%, 07/20/46 (i)	679	462
0.35%, 12/20/46 (i)	1,116	855
Countrywide Home Equity Loan Trust, 0.44%, 02/15/34 (i)	340	305
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	814	835
FDIC Structured Sale Guaranteed Notes REMIC, 1.84%, 04/25/31 (i) (r)	391	393
IndyMac Seconds Asset Backed Trust REMIC, 0.41%, 06/25/36 (i) (p) (q)	825	199
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,745
MASTR Adjustable Rate Mortgages Trust REMIC, 2.25%, 02/25/34 (i)	546	537
Morgan Stanley Capital I Trust REMIC, 4.05%, 07/15/49	1,697	1,825
Morgan Stanley Mortgage Loan Trust REMIC, 2.47%, 10/25/34 (i)	436	437
NCUA Guaranteed Notes Trust REMIC, 1.60%, 10/29/20	1,045	1,051
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	3,539	3,702
Provident Funding Mortgage Loan Trust REMIC, 2.42%, 10/25/35 (i)	224	220
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	2,228	2,233
SACO I Inc. REMIC, 0.41%, 06/25/36 (i) (p) (q)	204	322
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i) (r)	1,737	1,811
Structured Asset Mortgage Investments Inc. REMIC, 0.36%, 08/25/36 (i)	1,075	858
UBS-BAMLL Trust REMIC, 3.66%, 06/10/30 (r)	4,560	4,602
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	1,933	2,213
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	582	601
Wells Fargo Re-REMIC Trust REMIC, 1.75%, 08/20/21 (r)	3,032	3,033
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 03/15/44 (r)	4,750	5,196
Total Non-U.S. Government Agency Asset-Backed Securities (cost $44,314)		44,299

CORPORATE BONDS AND NOTES - 2.9%
CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	682
PepsiCo Inc., 3.00%, 08/25/21	782	793
		1,475

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22 (e)	666	675
Phillips 66, 4.30%, 04/01/22	912	983
		1,658
FINANCIALS - 2.2%
Bank of America Corp., 5.70%, 01/24/22 (e)	1,490	1,724
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	4,045
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,678
Citigroup Inc., 4.50%, 01/14/22 (e)	3,028	3,285
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	972
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,454
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,734
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,732
Wells Fargo & Co., 1.50%, 07/01/15 (e)	4,639	4,691
		25,315
INDUSTRIALS - 0.1%
ABB Finance USA Inc., 2.88%, 05/08/22	571	567
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,021
		1,588
INFORMATION TECHNOLOGY - 0.1%
Intel Corp., 3.30%, 10/01/21 (e)	1,279	1,324
TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17 (e)	1,067	1,073
UTILITIES - 0.2%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,233
Virginia Electric and Power Co., 2.95%, 01/15/22	870	879
		2,112
Total Corporate Bonds and Notes (cost $33,130)		34,545

GOVERNMENT AND AGENCY OBLIGATIONS - 90.6%
GOVERNMENT SECURITIES - 40.6%
Federal Farm Credit Bank - 1.4% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	7,978
5.75%, 12/07/28	7,000	8,862
		16,840
Federal Home Loan Bank - 1.4% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	11,132
5.25%, 12/11/20	4,500	5,331
		16,463
Federal National Mortgage Association - 3.1% (w)
Federal National Mortgage Association, 0.00%, 10/09/19 - 03/23/28 (j)	43,000	36,498
Sovereign - 6.5%
Financing Corp. Fico Principal Strip, 0.00%, 11/30/17 - 04/05/19 (j)	22,800	21,586
Israel Government AID Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	26,187
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	2,056
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	16,210	12,715
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	14,324
		76,868
Treasury Inflation Index Securities - 0.9%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	6,187	7,279
2.38%, 01/15/27 (n)	2,363	2,896
		10,175
U.S. Treasury Securities - 27.3%
U.S. Treasury Bond
5.25%, 11/15/28 - 02/15/29	30,000	38,400
5.38%, 02/15/31	33,000	43,277
3.75%, 08/15/41	10,000	10,841
Interest Only, 8.13%,08/15/21	25,000	21,287
U.S. Treasury Note
2.00%, 04/30/16 (e)	25,000	25,735
4.63%, 02/15/17	22,000	24,243
2.75%, 05/31/17	20,000	21,092
4.75%, 08/15/17	17,000	18,999
3.38%, 11/15/19	25,000	27,158
1.00%, 11/30/19	10,000	9,610
2.63%, 08/15/20 - 11/15/20	55,000	57,170
2.00%, 11/15/21	25,000	24,678
		322,490
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 50.0%
Federal Home Loan Mortgage Corp. - 22.0%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	6	6
6.00%, 11/01/28	78	88
7.00%, 04/01/29 - 08/01/32	105	118
5.00%, 08/01/33 - 12/01/34	1,680	1,894
2.38%, 12/01/35 (i)	1,334	1,424
2.77%, 01/01/37 (i)	155	167
5.50%, 07/01/38	7,420	8,277
4.50%, 10/01/40	1,707	1,850
3.00%, 07/15/42	35,770	35,547
REMIC, 5.00%, 01/15/18 - 08/15/39	43,395	47,131
REMIC, 4.50%, 06/15/18 - 07/15/34	27,007	28,940
REMIC, 4.00%, 07/15/23 - 06/15/36	18,832	20,195
REMIC, 5.50%, 01/15/26 - 07/15/40	30,311	33,175
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	52,641
REMIC, 3.00%, 04/15/31	16,255	16,547
REMIC, 2.00%, 03/15/33	9,122	8,939
REMIC, 6.00%, 07/15/37	2,000	2,221
		259,160
Federal National Mortgage Association - 21.8%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	—	—
12.00%, 01/01/16 - 01/15/16	2	2
5.00%, 02/01/19 - 11/01/40	28,107	31,590
11.50%, 09/01/19	—	—
10.50%, 08/01/20	1	2
3.27%, 01/01/22	9,619	10,093
4.00%, 02/01/25 - 09/01/25	6,906	7,394
6.50%, 03/01/26 - 03/01/36	413	469
7.00%, 05/01/26 - 01/01/30	16	17
8.00%, 11/01/29 - 03/01/31	62	70
6.00%, 02/01/31 - 12/01/36	10,386	11,845
7.50%, 02/01/31	7	8
5.50%, 02/01/35 - 10/01/36	6,233	7,029
REMIC, 5.00%, 05/25/18 - 09/25/39	21,427	23,205
REMIC, 4.00%, 01/25/19 - 05/25/38	74,375	79,437
REMIC, 4.50%, 04/25/23 - 12/25/40	35,744	38,242
REMIC, 3.50%, 01/25/32 - 07/25/33	10,529	10,744
REMIC, 5.50%, 12/25/34 - 11/25/35	4,293	4,788
REMIC, 0.00%,04/25/36 (j)	2,303	2,159
REMIC, 6.00%, 02/25/37 (i)	3,630	3,980
REMIC, 11.25%, 02/25/40 (i)	25	27

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
REMIC, 7.50%, 12/25/41	5,977	6,811
REMIC, 3.00%, 04/25/42	12,123	12,000
REMIC, 5.75%, 06/25/42	1,490	1,619
REMIC, 4.68%, 06/25/43	3,994	4,304
REMIC, 6.00%, 12/25/49	1,414	1,592
REMIC, Interest Only, 6.40%, 10/25/27 (i)	4,185	157
		257,584
Government National Mortgage Association - 6.2%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,714	1,970
REMIC, 4.00%, 09/16/24 - 11/20/38	19,460	20,527
REMIC, 6.50%, 06/20/28 - 06/16/31	2,224	2,506
REMIC, 5.50%, 03/20/33 - 02/16/38	9,367	10,212
REMIC, 6.00%, 12/16/33	2,670	2,971
REMIC, 3.00%, 04/20/39	6,603	6,819
REMIC, 4.50%, 06/20/39	10,000	10,777
REMIC, 5.00%, 05/20/40	11,810	13,162
REMIC, Interest Only, 6.25%, 05/16/38 (i)	3,937	734
REMIC, Interest Only, 5.98%, 07/20/41 (i)	15,676	2,880
		72,558
Total Government and Agency Obligations (cost $1,019,868)		1,068,636

SHORT TERM INVESTMENTS - 3.0%
Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	27,924	27,924
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	7,253	7,253
Total Short Term Investments (cost $35,177)		35,177
Total Investments - 100.2% (cost $1,132,489)		1,182,657
Other Assets and Liabilities, Net - (0.2%)		(2,681)
Total Net Assets - 100.0%		$1,179,976

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	50.0%
Government Securities	40.5
Non-U.S. Government Agency ABS	3.6
Financials	2.2
Utilities	0.2
Energy	0.1
Industrials	0.1
Consumer Staples	0.1
Information Technology	0.1
Telecommunication Services	0.1
Short Term Investments	3.0
Total Investments	100.0%

JNL/Lazard Emerging Markets Fund

	Shares/Par †	Value
COMMON STOCKS - 96.6%
ARGENTINA - 1.3%
YPF SA - ADR - Class D	608	$19,862
BRAZIL - 15.7%
AMBEV SA - ADR	2,370	16,686
Banco Bradesco SA - ADR	229	3,320
Banco do Brasil SA	4,442	49,857
BB Seguridade Participacoes SA	1,828	26,706
CCR SA	1,556	12,713
Cielo SA	1,721	35,471
Cielo SA - ADR	354	7,324
Companhia Energetica de Minas Gerais - ADR (e)	1,224	9,776
Cyrela Brazil Realty SA	538	3,377
Estacio Participacoes SA	565	7,442
Localiza Rent a Car SA	874	14,377
Natura Cosmeticos SA	703	11,937
Petroleo Brasileiro SA - ADR	361	5,638
Souza Cruz SA	1,503	15,590
Vale SA - ADR (e)	826	10,930
Vale SA - ADR Preferred	253	3,006
Via Varejo SA (c)	1,085	12,050
		246,200
CHINA - 13.1%
AAC Technologies Holdings Inc. (e)	471	3,062
Agricultural Bank of China - Class H	11,959	5,278
Anhui Conch Cement Co. Ltd. - Class H (e)	1,092	3,744
Baidu.com - ADR - Class A (c)	162	30,280
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H	2,823	1,748
China Construction Bank Corp. - Class H	56,755	42,921
China Mobile Ltd. - ADR (e)	553	26,883
China Oilfield Services Ltd. - Class H	760	1,828
China Shenhua Energy Co. Ltd. - Class H	4,037	11,662
China State Construction International Holdings Ltd. (e)	3,400	5,963
CNOOC Ltd.	11,996	21,565
Huabao International Holdings Ltd.	14,011	8,297
NetEase.com - ADR (e)	350	27,401
Ping an Insurance Group Co. of China Ltd. - Class H	752	5,818
Weichai Power Co. Ltd. - Class H (e)	1,919	7,410
Zhuzhou CSR Times Electric Co. Ltd. - Class H	604	1,835
		205,695
COLOMBIA - 3.1%
BanColombia SA - ADR (e)	55	3,196
Pacific Rubiales Energy Corp.	2,266	46,034
		49,230
EGYPT - 0.8%
Commercial International Bank Egypt SAE - GDR	2,637	12,839

GREECE - 0.3%
Piraeus Bank SA - ADR (c) (e)	1,055	4,505

HONG KONG - 0.2%
Techtronic Industries Co.	1,217	3,901

HUNGARY - 0.9%
OTP Bank Plc (e)	729	14,009

INDIA - 6.2%
Axis Bank Ltd.	744	23,746
Bajaj Auto Ltd.	32	1,234
Bank of India	709	3,555
Bharat Heavy Electricals Ltd.	2,321	9,662
Hero Honda Motors Ltd.	6	280
ICICI Bank Ltd. - ADR	132	6,572
Jindal Steel & Power Ltd.	466	2,502
Punjab National Bank	1,076	17,758
Reliance Industries Ltd.	202	3,408
Tata Consultancy Services Ltd.	589	23,758
Tata Motors Ltd. - ADR	127	4,976
		97,451
INDONESIA - 5.7%
Astra International Tbk PT	16,565	10,171

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Bank Mandiri Persero Tbk PT	30,969	25,364
Bank Rakyat Indonesia Persero Tbk PT	6,031	5,255
PT Semen Indonesia	6,278	8,002
Telekomunikasi Indonesia PT - ADR	654	27,230
United Tractors Tbk PT	7,345	14,333
		90,355
MACAU - 1.5%
Sands China Ltd.	620	4,677
Wynn Macau Ltd.	4,732	18,535
		23,212
MEXICO - 1.9%
Genomma Lab Internacional SAB de CV - Class B (c)	1,811	4,906
Grupo Financiero Banorte SAB de CV	490	3,505
Grupo Mexico SAB de CV	3,178	10,605
Kimberly-Clark de Mexico SAB de CV (e)	3,977	11,162
		30,178
PAKISTAN - 1.3%
Oil & Gas Development Co. Ltd.	3,264	8,644
Pakistan Petroleum Ltd.	5,214	11,854
		20,498
PERU - 0.2%
Credicorp Ltd.	19	2,954

PHILIPPINES - 1.4%
Philippine Long Distance Telephone Co. - ADR	327	22,044

RUSSIAN FEDERATION - 10.8%
Eurasia Drilling Co. Ltd. - GDR	214	6,737
Gazprom OAO - ADR	3,610	31,371
Lukoil OAO - ADR	216	12,875
Magnit OJSC - GDR (r)	147	8,671
MegaFon OAO - GDR (r)	564	17,756
Mobile Telesystems OJSC - ADR	1,530	30,200
NovaTek OAO - GDR	60	7,392
Sberbank of Russia - ADR	4,541	45,887
TMK OAO - GDR	311	3,019
X5 Retail Group NV - GDR (c)	89	1,918
Yandex NV - Class A (c)	95	3,383
		169,209
SOUTH AFRICA - 7.2%
Bidvest Group Ltd.	414	10,995
Exxaro Resources Ltd. (e)	233	3,036
Imperial Holdings Ltd.	517	9,723
Nedbank Group Ltd.	400	8,624
PPC Ltd.	2,638	7,773
Sanlam Ltd.	1,534	8,908
Shoprite Holdings Ltd.	1,124	16,284
Standard Bank Group Ltd.	965	13,158
Tiger Brands Ltd.	413	11,907
Truworths International Ltd. (e)	795	5,610
Vodacom Group Ltd. (e)	699	8,638
Woolworths Holdings Ltd.	1,115	8,197
		112,853
SOUTH KOREA - 12.0%
Hanwha Life Insurance Co. Ltd.	2,541	16,219
Hyundai Mobis	50	14,074
KB Financial Group Inc.	524	18,226
KT&G Corp.	238	21,068
Samsung Electronics Co. Ltd.	40	51,585
Shinhan Financial Group Co. Ltd.	706	32,568
SK Hynix Inc. (c)	549	26,349
Woongjin Coway Co. Ltd.	110	9,180
		189,269
SWEDEN - 0.4%
Oriflame Cosmetics SA - SDR (e)	267	6,225

TAIWAN - 5.1%
Catcher Technology Co. Ltd.	322	3,005
Hon Hai Precision Industry Co. Ltd.	1,369	4,590
Hon Hai Precision Industry Co. Ltd. - GDR	2,325	15,462
MediaTek Inc.	232	3,924
Taiwan Semiconductor Manufacturing Co. Ltd.	3,156	13,355
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (e)	1,844	39,437
		79,773
THAILAND - 2.0%
CP ALL PCL	7,755	11,473
PTT Exploration & Production PCL	1,806	9,320
Siam Cement PCL	727	10,211
		31,004
TURKEY - 5.0%
Akbank T.A.S.	2,740	10,078
Aselsan Elektronik Sanayi Ve Ticaret A/S	565	2,504
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,044	2,572
KOC Holding A/S	3,672	18,021
KOC Holding A/S - ADR	267	6,483
TAV Havalimanlari Holding A/S	397	3,156
Turkcell Iletisim Hizmetleri A/S (c)	2,071	12,960
Turkcell Iletisim Hizmetleri A/S - ADR (c) (e)	252	3,935
Turkiye Is Bankasi SA - Class C	7,199	19,476
		79,185
UNITED KINGDOM - 0.5%
British American Tobacco Plc	422	8,605
Total Common Stocks (cost $1,390,036)		1,519,056

PREFERRED STOCKS - 0.3%
BRAZIL - 0.3%
Marcopolo SA	2,082	4,052
Total Preferred Stocks (cost $5,261)		4,052

SHORT TERM INVESTMENTS - 8.5%
Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	44,792	44,792
Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	89,630	89,630
Total Short Term Investments (cost $134,422)		134,422
Total Investments - 105.4% (cost $1,529,719)		1,657,530
Other Assets and Liabilities, Net - (5.4%)		(85,229)
Total Net Assets - 100.0%		$1,572,301

Portfolio Composition:	Percentage of Total Investments
Financials	26.3%
Information Technology	17.4
Energy	12.3
Telecommunication Services	9.0
Consumer Staples	8.6
Industrials	6.8
Consumer Discretionary	6.7
Materials	3.9
Utilities	0.6
Health Care	0.3
Short Term Investments	8.1
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Mellon Capital Emerging Markets Index Fund

	Shares/Par †	Value
COMMON STOCKS - 90.5%
BRAZIL - 6.2%
All America Latina Logistica SA	85	$320
AMBEV SA	887	6,277
Anhanguera Educacional Participacoes SA	70	582
B2W Compania Global Do Varejo (c)	19	236
Banco Bradesco SA	118	1,724
Banco do Brasil SA	159	1,779
Banco Santander Brasil SA	176	1,204
BB Seguridade Participacoes SA	135	1,969
BM&F Bovespa SA	346	1,821
BR Malls Participacoes SA	88	748
BR Properties SA	38	230
BRF SA	120	2,919
CCR SA	162	1,324
Centrais Eletricas Brasileiras SA	61	177
CETIP SA - Mercados Organizados	39	557
Cia de Saneamento Basico do Estado de Sao Paulo	63	675
Cia de Saneamento de Minas Gerais	9	165
Cia Siderurgica Nacional SA	135	574
Cielo SA	130	2,684
Cosan SA Industria e Comercio	22	392
CPFL Energia SA	43	394
Cyrela Brazil Realty SA	55	344
Duratex SA	61	248
EcoRodovias Infraestrutura e Logistica SA	50	344
EDP - Energias do Brasil SA	47	232
Empresa Brasileira de Aeronautica SA	122	1,109
Estacio Participacoes SA	51	678
Fibria Celulose SA (c)	45	435
Hypermarcas SA (c)	68	591
JBS SA	142	483
Klabin SA	88	444
Kroton Educacional SA	39	1,093
Localiza Rent a Car SA	31	512
Lojas Americanas SA	30	165
Lojas Renner SA	25	785
M Dias Branco SA	6	250
Multiplan Empreendimentos Imobiliarios SA	14	329
Natura Cosmeticos SA	32	543
Odontoprev SA	47	201
Petroleo Brasileiro SA	553	4,052
Porto Seguro SA	21	304
Qualicorp SA (c)	39	458
Raia Drogasil SA	40	328
Souza Cruz SA	73	755
Sul America SA	27	189
Tim Participacoes SA	156	906
Totvs SA	21	358
Tractebel Energia SA	30	457
Transmissora Alianca de Energia Eletrica SA	16	143
Ultrapar Participacoes SA	70	1,653
Vale SA	245	3,245
Via Varejo SA (c)	21	237
WEG SA	55	695
		49,317
CHILE - 1.4%
AES Gener SA	463	240
Aguas Andinas SA - Class A	479	302
Banco de Chile	4,319	574
Banco de Credito e Inversiones	6	352
Banco Santander Chile	12,491	823
CAP SA	13	184
Cencosud SA	252	827
Cia Cervecerias Unidas SA	29	337
Colbun SA	1,462	367
Corpbanca	24,414	302
Empresa Nacional de Electricidad SA	614	921
Empresas CMPC SA	233	508
Empresas COPEC SA	84	1,089
Enersis SA	3,899	1,314
ENTEL Chile SA	20	243
Latam Airlines Group SA (c)	60	813
S.A.C.I. Falabella	189	1,709
Vina Concha y Toro SA	80	162
		11,067
CHINA - 13.8%
AAC Technologies Holdings Inc. (e)	144	934
Agile Property Holdings Ltd. (e)	270	190
Agricultural Bank of China - Class H	3,961	1,748
Air China Ltd. - Class H	332	194
Aluminum Corp. of China Ltd. - Class H (c)	706	254
Anhui Conch Cement Co. Ltd. - Class H (e)	227	779
AviChina Industry & Technology Co. Ltd. - Class H	444	251
Bank of China Ltd. - Class H	15,094	6,758
Bank of Communications Co. Ltd. - Class H	1,772	1,223
Beijing Capital International Airport Co. Ltd. - Class H	332	228
Beijing Enterprises Holdings Ltd.	97	913
Beijing Enterprises Water Group Ltd. (e)	770	515
Belle International Holdings Ltd.	851	944
Brilliance China Automotive Holdings Ltd. (e)	554	1,039
BYD Co. Ltd. - Class H (e)	126	721
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H	232	144
China Agri-Industries Holdings Ltd.	362	138
China Blue Chemical Ltd. - Class H	297	162
China Citic Bank - Class H	1,508	914
China Coal Energy Co. - Class H (e)	737	383
China Communication Services Corp. Ltd. - Class H	410	200
China Communications Constructions Co. Ltd. - Class H	809	542
China Construction Bank Corp. - Class H	13,662	10,332
China COSCO Holdings Co. Ltd. - Class H (c)	566	220
China Everbright International Ltd. (e)	494	706
China Everbright Ltd.	174	234
China Gas Holdings Ltd.	365	757
China Huishan Dairy Holdings Co. Ltd. (c) (e)	930	204
China International Marine Containers Group Co. Ltd. - Class H	89	172
China Life Insurance Co. Ltd. - Class H (e)	1,418	3,711
China Longyuan Power Group Corp. - Class H	542	588
China Mengniu Dairy Co. Ltd.	251	1,160
China Merchants Bank Co. Ltd. - Class H	845	1,666
China Merchants Holdings International Co. Ltd.	211	657
China Minsheng Banking Corp. Ltd. - Class H	1,145	1,038
China Mobile Ltd.	1,141	11,087
China National Building Material Co. Ltd. - Class H (e)	526	463
China Oilfield Services Ltd. - Class H	328	789
China Overseas Land & Investment Ltd.	796	1,932
China Pacific Insurance Group Co. Ltd. - Class H (e)	484	1,709
China Petroleum & Chemical Corp. - Class H	4,844	4,606

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
China Railway Construction Corp. Ltd. - Class H	368	324
China Railway Group Ltd. - Class H (e)	724	354
China Resources Cement Holdings Ltd.	354	222
China Resources Enterprise Ltd.	232	644
China Resources Gas Group Ltd.	170	536
China Resources Land Ltd.	389	712
China Resources Power Holdings Co. Ltd.	357	1,016
China Shenhua Energy Co. Ltd. - Class H	624	1,801
China Shipping Container Lines Co. Ltd. - Class H (c)	713	184
China State Construction International Holdings Ltd.	322	565
China Taiping Insurance Holdings Co. Ltd. (c)	137	245
China Telecom Corp. Ltd. - Class H	2,550	1,247
China Unicom Hong Kong Ltd.	876	1,347
Chongqing Changan Automobile Co. Ltd. - Class B	174	344
Chongqing Rural Commercial Bank - Class H (e)	516	238
CITIC Securities Co. Ltd. - Class H	192	424
CNOOC Ltd.	3,393	6,100
Country Garden Holdings Co.	847	337
CSR Corp. Ltd. - Class H (e)	327	246
Datang International Power Generation Co. Ltd. - Class H	518	202
Dongfeng Motor Group Co. Ltd. - Class H	512	917
ENN Energy Holdings Ltd.	138	993
Far East Horizon Ltd.	263	192
Fosun International Ltd. (e)	367	488
Franshion Properties China Ltd. (e)	604	159
Golden Eagle Retail Group Ltd.	130	158
Great Wall Motor Co. Ltd. - Class H (e)	189	703
Guangzhou Automobile Group Co. Ltd. - Class H	402	466
Guangzhou R&F Properties Co. Ltd. - Class H (e)	187	231
Haitian International Holdings Ltd.	102	238
Huaneng Power International Inc. - Class H	594	672
Industrial & Commercial Bank of China Ltd. - Class H	13,973	8,835
Inner Mongolia Yitai Coal Co. Ltd. - Class B	212	272
Jiangsu Expressway Co. Ltd. - Class H	205	243
Jiangxi Copper Co. Ltd. - Class H	255	404
PetroChina Co. Ltd. - Class H	4,008	5,042
Ping an Insurance Group Co. of China Ltd. - Class H	391	3,023
Shandong Weigao Group Medical Polymer Co. Ltd. (e)	290	284
Shanghai Electric Group Co. Ltd. - Class H	526	212
Shanghai Industrial Holdings Ltd.	101	308
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	118	245
Shenzhou International Group Holdings Ltd.	102	348
Sihuan Pharmaceutical Holdings Group Ltd.	739	452
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	786	219
Sinopharm Group Co. Ltd. - Class H (e)	196	541
Soho China Ltd.	330	260
Sun Art Retail Group Ltd. (e)	437	500
Tingyi Cayman Islands Holding Corp.	359	1,005
Tsingtao Brewery Co. Ltd. - Class H	70	547
Want Want China Holdings Ltd. (e)	1,095	1,576
Weichai Power Co. Ltd. - Class H (e)	93	361
Yanzhou Coal Mining Co. Ltd. - Class H (e)	402	303
Zhejiang Expressway Co. Ltd. - Class H	248	251
Zhongsheng Group Holdings Ltd. (e)	109	141
Zhuzhou CSR Times Electric Co. Ltd. - Class H	113	343
Zijin Mining Group Co. Ltd.	1,058	241
ZTE Corp. - Class H	112	222
		109,688
COLOMBIA - 0.7%
Almacenes Exito SA	39	662
Cementos Argos SA	74	464
Cemex Latam Holdings SA (c)	29	288
Corp. Financiera Colombiana SA	19	397
Ecopetrol SA	905	1,644
Grupo Argos SA	62	742
Grupo de Inversiones Suramericana SA	44	927
Interconexion Electrica SA	70	344
Isagen SA ESP	177	292
		5,760
CZECH REPUBLIC - 0.2%
02 Czech Republic A/S	19	276
CEZ A/S	30	903
Komercni Banka A/S	3	651
		1,830
EGYPT - 0.2%
Commercial International Bank	156	778
Global Telecom Holding SAE (c)	471	338
Talaat Moustafa Group	209	249
Telecom Egypt Co.	68	129
		1,494
GREECE - 0.8%
Alpha Bank AE (c)	727	677
Eurobank Ergasias SA (c)	1,556	785
Folli Follie SA (c)	5	213
Hellenic Telecommunications Organization SA (c)	46	684
JUMBO SA (c)	18	298
National Bank of Greece SA (c)	304	1,104
OPAP SA	41	736
Piraeus Bank SA (c)	395	874
Public Power Corp. SA	21	321
Titan Cement Co. SA (c)	10	309
		6,001
HONG KONG - 4.0%
Anta Sports Products Ltd.	149	237
BBMG Corp. - Class H	182	117
Biostime International Holdings Ltd	39	216
China Cinda Asset Management Co. Ltd. - Class H (c) (e)	728	362
China Everbright Bank Co. Ltd. - Class H (c)	464	214
China Vanke Co. Ltd. - Class H (c)	236	419
ChinaVision Media Group Ltd. (c)	950	219
Citic 21CN Co. Ltd. (c)	418	325
Citic Pacific Ltd.	340	596
COSCO Pacific Ltd.	320	444
CSPC Pharmaceutical Group Ltd.	272	217
Evergrande Real Estate Group Ltd. (e)	1,208	469
GCL New Energy Holdings (c) (e)	1,900	635
Geely Automobile Holdings Ltd. (e)	1,045	368
GOME Electrical Appliances Holdings Ltd. (e)	1,700	278
Guangdong Investment Ltd.	460	531
Haier Electronics Group Co. Ltd.	180	470
Haitong Securities Co. Ltd. - Class H	219	339
Hanergy Solar Group Ltd. (e) (c)	1,858	285
Hengan International Group Co. Ltd. (e)	136	1,427
Intime Retail Group Co. Ltd.	223	196
Kingboard Chemical Holdings Ltd.	116	240
Kingsoft Corp Ltd. (e)	101	304
Kunlun Energy Co. Ltd.	586	965

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Lee & Man Paper Manufacturing Ltd.	343	182
Lenovo Group Ltd. (e)	1,146	1,566
Longfor Properties Co. Ltd. (e)	247	304
New China Life Insurance Co. Ltd. - Class H	147	488
New World China Land Ltd.	478	286
Nine Dragons Paper Holdings Ltd.	286	195
People’s Insurance Co. Group of China Ltd. - Class H	1,183	467
PICC Property & Casualty Co. Ltd. - Class H	607	920
Poly Property Group Co. Ltd. (e)	351	146
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	62	229
Shimao Property Holdings Ltd.	267	490
Shui On Land Ltd. (e)	608	148
Sino Biopharmaceutical	536	435
Sino-Ocean Land Holdings Ltd. (e)	674	342
Sinopec Engineering Group Co. Ltd. - Class H	190	213
Tencent Holdings Ltd.	965	14,683
Uni-President China Holdings Ltd.	202	155
Yingde Gases	171	185
Yuexiu Property Co. Ltd.	950	181
		31,488
HUNGARY - 0.2%
MOL Hungarian Oil and Gas Plc	7	400
OTP Bank Plc (e)	43	831
Richter Gedeon Nyrt	29	550
		1,781
INDIA - 6.6%
ACC Ltd.	5	126
Adani Enterprises Ltd.	26	198
Aditya Birla Nuvo Ltd.	5	120
Ambuja Cements Ltd.	126	462
Apollo Hospitals Enterprise Ltd.	12	204
Asian Paints Ltd.	54	529
Aurobindo Pharma Ltd.	20	250
Bajaj Auto Ltd.	16	632
Bharat Heavy Electricals Ltd.	108	451
Bharat Petroleum Corp. Ltd.	32	321
Bharti Airtel Ltd.	111	622
Cairn India Ltd.	87	529
Cipla Ltd.	63	459
Coal India Ltd.	99	631
Dabur India Ltd.	50	156
Divi’s Laboratories Ltd.	7	161
DLF Ltd.	87	313
Dr. Reddy’s Laboratories Ltd.	21	929
GAIL India Ltd.	54	417
GlaxoSmithKline Consumer Healthcare Ltd. (c)	2	120
Godrej Consumer Products Ltd.	21	288
HCL Technologies Ltd.	45	1,115
HDFC Bank Ltd.	72	989
Hero Honda Motors Ltd.	15	639
Hindalco Industries Ltd.	203	555
Hindustan Unilever Ltd.	138	1,425
Housing Development Finance Corp.	282	4,658
ICICI Bank Ltd.	40	951
Idea Cellular Ltd.	148	325
Infosys Ltd.	87	4,701
ITC Ltd.	427	2,311
Jaiprakash Associates Ltd.	223	287
Jindal Steel & Power Ltd.	65	350
JSW Steel Ltd.	14	293
Kotak Mahindra Bank Ltd.	57	832
Larsen & Toubro Ltd.	58	1,637
LIC Housing Finances Ltd.	50	271
Mahindra & Mahindra Financial Services Ltd.	47	218
Mahindra & Mahindra Ltd.	62	1,194
Mundra Port and Special Economic Zone Ltd.	104	422
Nestle India Ltd.	4	343
NTPC Ltd.	293	760
Oil & Natural Gas Corp. Ltd.	149	1,050
Oil India Ltd.	20	197
Piramal Healthcare Ltd.	14	160
Power Finance Corp. Ltd.	60	309
Power Grid Corp. of India Ltd.	153	355
Ranbaxy Laboratories Ltd. (c)	19	165
Reliance Capital Ltd.	17	188
Reliance Communications Ltd.	88	215
Reliance Industries Ltd.	246	4,159
Reliance Infrastructure Ltd.	18	230
Reliance Power Ltd. (c)	103	186
Rural Electrification Corp. Ltd.	54	323
Sesa Sterlite Ltd.	230	1,123
Shriram Transport Finance Co. Ltd.	25	374
Siemens Ltd.	11	179
State Bank of India	27	1,227
Sun Pharmaceutical Industries Ltd.	131	1,501
Tata Consultancy Services Ltd.	90	3,626
Tata Motors Ltd.	141	1,012
Tata Power Co. Ltd.	234	420
Tata Steel Ltd.	54	479
Tech Mahindra Ltd.	11	395
Ultratech Cement Ltd.	7	323
United Breweries Ltd.	10	117
United Spirits Ltd.	16	636
Wipro Ltd.	113	1,032
Yes Bank Ltd.	32	289
		52,464
INDONESIA - 2.4%
Adaro Energy Tbk PT	2,729	271
Astra Agro Lestari Tbk PT	70	167
Astra International Tbk PT	3,919	2,406
Bank Central Asia Tbk PT	2,421	2,248
Bank Danamon Indonesia Tbk PT - Class A	651	227
Bank Mandiri Persero Tbk PT	1,704	1,395
Bank Negara Indonesia Persero Tbk PT	1,369	551
Bank Rakyat Indonesia Persero Tbk PT	2,046	1,782
Bumi Serpong Damai PT	1,416	178
Charoen Pokphand Indonesia Tbk PT	1,318	420
Global Mediacom Tbk PT	1,395	250
Gudang Garam Tbk PT	94	422
Indo Tambangraya Megah Tbk PT	83	190
Indocement Tunggal Prakarsa Tbk PT	281	535
Indofood CBP Sukses Makmur Tbk PT	224	189
Indofood Sukses Makmur Tbk PT	798	451
Jasa Marga Persero Tbk PT	366	185
Kalbe Farma Tbk PT	4,299	602
Lippo Karawaci Tbk PT	3,760	305
Matahari Department Store Tbk PT	266	309
Media Nusantara Citra Tbk PT	764	178
Perusahaan Gas Negara PT	2,003	941
PT Semen Indonesia	559	713
Surya Citra Media Tbk PT	740	224
Tambang Batubara Bukit Asam Tbk PT	120	108
Telekomunikasi Indonesia Persero Tbk PT - Class B	9,244	1,923
Tower Bersama Infrastructure Tbk PT	437	297
Unilever Indonesia Tbk PT	281	693
United Tractors Tbk PT	309	603
XL Axiata Tbk PT	445	191
		18,954

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MALAYSIA - 3.7%
AirAsia Bhd	199	142
Alliance Financial Group Bhd	190	279
AMMB Holdings Bhd	316	700
Astro Malaysia Holdings Bhd	265	289
Axiata Group Bhd	468	1,015
Berjaya Sports Toto Bhd	109	131
Bumi Armada Bhd	189	200
Bumiputra-Commerce Holdings Bhd	911	2,077
Dialog Group BHD	318	376
DiGi.Com Bhd	581	1,036
Felda Global Ventures Holdings Bhd	253	328
Gamuda Bhd	307	451
Genting Bhd	416	1,295
Genting Malaysia Bhd	548	717
Genting Plantations Bhd	46	167
Hong Leong Bank Bhd	106	456
Hong Leong Financial Group Bhd	37	184
IHH Healthcare Bhd	432	590
IJM Corp. Bhd	201	418
IOI Corp. Bhd	526	860
IOI Properties Group Sdn Bhd (c)	248	195
Kuala Lumpur Kepong Bhd	91	684
Lafarge Malaysia Bhd	74	228
Malayan Banking Bhd	820	2,511
Malaysia Airports Holdings Bhd	123	306
Maxis Bhd	360	757
MISC Bhd	201	407
MMC Corp. Bhd	133	105
Petronas Chemicals Group Bhd	569	1,199
Petronas Dagangan Bhd	45	334
Petronas Gas Bhd	141	1,079
PPB Group Bhd	98	460
Public Bank Bhd	472	2,879
RHB Capital Bhd	124	329
Sapurakencana Petroleum Bhd (c)	650	886
Sime Darby Bhd	602	1,813
Telekom Malaysia Bhd	192	379
Tenaga Nasional Bhd	517	1,965
UEM Sunrise Bhd	267	169
UMW Holdings Bhd	133	451
YTL Corp. Bhd	778	393
YTL Power International Bhd (c)	445	204
		29,444
MEXICO - 4.2%
Alfa SAB de CV - Class A	519	1,437
America Movil SAB de CV - Class L	6,461	6,713
Arca Continental SAB de CV	72	489
Coca-Cola Femsa SAB de CV - Class L (e)	80	912
Controladora Comercial Mexicana SAB de CV - Class C	68	255
El Puerto de Liverpool SAB de CV - Class C	34	405
Fibra Uno Administracion SA de CV	375	1,313
Fomento Economico Mexicano SAB de CV	371	3,476
Genomma Lab Internacional SAB de CV - Class B (c)	142	384
Gentera SAB de CV (e)	211	408
Gruma SAB de CV - Class B (c)	36	427
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	52	354
Grupo Aeroportuario del Sureste SAB de CV - Class B	37	475
Grupo Bimbo SAB de CV - Class A	300	877
Grupo Carso SAB de CV	105	546
Grupo Comercial Chedraui SA de CV - Class B (e)	60	213
Grupo Financiero Banorte SAB de CV	459	3,284
Grupo Financiero Inbursa SAB de CV	430	1,281
Grupo Financiero Santander Mexico SAB de CV - Class B (e)	353	935
Grupo Lala SAB de CV	143	379
Grupo Mexico SAB de CV	736	2,455
Industrias Penoles SAB de CV	26	660
Kimberly-Clark de Mexico SAB de CV	280	787
Mexichem SAB de CV	175	725
Minera Frisco SAB de CV - Class A-1 (c) (e)	130	256
OHL Mexico SAB de CV (c) (e)	142	434
Promotora y Operadora de Infraestructura SAB de CV (c)	48	644
Wal-Mart de Mexico SAB de CV - Class V	971	2,604
		33,128
PERU - 0.3%
Cia de Minas Buenaventura SA - ADR	35	409
Credicorp Ltd.	13	1,959
		2,368
PHILIPPINES - 1.0%
Aboitiz Equity Ventures Inc.	351	450
Aboitiz Power Corp.	323	271
Alliance Global Group Inc.	366	244
Ayala Corp.	32	478
Ayala Land Inc.	1,026	717
Bank of the Philippine Islands	139	289
BDO Unibank Inc.	279	597
DMCI Holdings Inc.	133	225
Energy Development Corp.	1,613	233
Globe Telecom Inc.	7	256
International Container Terminal Services Inc.	88	223
JG Summit Holdings Inc.	448	526
Jollibee Foods Corp.	74	297
Megaworld Corp.	1,967	203
Metro Pacific Investments Corp.	1,818	209
Metropolitan Bank & Trust Co.	43	87
Philippine Long Distance Telephone Co.	8	552
SM Investments Corp.	34	635
SM Prime Holdings Inc.	1,209	440
Universal Robina Corp.	174	614
		7,546
POLAND - 1.6%
Alior Bank SA (c)	7	184
Bank Handlowy w Warszawie SA	7	284
Bank Millennium SA	80	205
Bank Pekao SA	24	1,381
Bank Zachodni WBK SA	5	639
Cyfrowy Polsat SA	29	215
Enea SA	43	225
Energa SA	32	216
Eurocash SA	17	231
Getin Noble Bank SA (c)	188	195
Grupa Lotos SA - Class A (c)	12	151
Jastrzebska Spolka Weglowa SA	8	131
KGHM Polska Miedz SA (c)	26	1,047
Mbank	3	466
Orange Polska Spolka Akcyjna	122	391
PGE SA	137	977
Polski Koncern Naftowy Orlen SA	58	789
Polskie Gornictwo Naftowe i Gazownictwo SA	339	586
Powszechna Kasa Oszczednosci Bank Polski SA	170	2,110
Powszechny Zaklad Ubezpieczen SA	10	1,503
Synthos SA	89	130
Tauron Polska Energia SA (c)	189	322

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Zaklady Azotowe w Tarnowie-Moscicach SA	8	189
		12,567
QATAR - 0.4%
Barwa Real Estate Co.	14	141
Commercial Bank of Qatar QSC	6	110
Doha Bank QSC	5	80
Industries Qatar QSC	8	371
Masraf Al Rayan	67	833
Qatar Electricity & Water Co.	6	301
Qatar Islamic Bank SAQ	8	185
Qatar National Bank	9	395
Qatar Telecom Qtel QSC	14	451
Vodafone Qatar	71	306
		3,173
RUSSIAN FEDERATION - 5.0%
Alrosa AO (c)	402	493
Gazprom OAO (c)	2,234	9,774
Lukoil OAO	97	5,827
Magnit OJSC - GDR	48	2,822
MegaFon OAO - GDR	19	596
MMC Norilsk Nickel OJSC	10	2,018
Mobile Telesystems OJSC - ADR	95	1,883
Moscow Exchange MICEX-RTS OAO (c)	183	363
NovaTek OAO - GDR	17	2,072
Rosneft OAO (c)	215	1,575
Rostelecom OJSC (c)	138	352
RusHydro JSC	20,352	402
Sberbank of Russia	2,060	5,130
Severstal OAO	41	339
Sistema JSFC - GDR	30	936
Surgutneftegas OAO (c)	1,369	1,065
Tatneft OAO (c)	259	1,695
Uralkali OJSC	243	1,115
VTB Bank OJSC	988,225	1,196
		39,653
SOUTH AFRICA - 7.3%
African Bank Investments Ltd. (e)	281	180
African Rainbow Minerals Ltd.	20	348
Anglo Platinum Ltd. (c)	10	436
AngloGold Ashanti Ltd. (c)	74	1,260
Aspen Pharmacare Holdings Ltd.	58	1,640
Assore Ltd.	6	208
Barclays Africa Group Ltd.	63	951
Barloworld Ltd.	40	384
Bidvest Group Ltd.	63	1,664
Coronation Fund Managers Ltd.	50	447
Discover Ltd.	59	535
Exxaro Resources Ltd. (e)	25	328
FirstRand Ltd.	572	2,192
Foschini Ltd.	36	381
Gold Fields Ltd.	142	524
Growthpoint Properties Ltd.	390	907
Harmony Gold Mining Co. Ltd. (c)	73	219
Impala Platinum Holdings Ltd.	102	1,033
Imperial Holdings Ltd.	34	644
Investec Ltd.	45	416
Kumba Iron Ore Ltd.	12	392
Liberty Holdings Ltd.	19	237
Life Healthcare Group Holdings Ltd.	171	669
Massmart Holdings Ltd.	21	262
Mediclinic International Ltd.	68	522
MMI Holdings Ltd.	203	502
Mr Price Group Ltd.	44	750
MTN Group Ltd.	319	6,715
Nampak Ltd.	103	358
Naspers Ltd. - Class N	75	8,777
Nedbank Group Ltd.	38	815
Netcare Ltd.	192	518
Northam Platinum Ltd. (c)	58	247
Pick n Pay Stores Ltd.	49	268
PPC Ltd.	99	291
Redefine Properties Ltd.	556	502
Remgro Ltd.	89	1,919
RMB Holdings Ltd.	129	636
RMI Holdings	126	389
Sanlam Ltd.	329	1,910
Sappi Ltd. (c)	98	355
Sasol Ltd.	105	6,218
Shoprite Holdings Ltd.	83	1,205
Spar Group Ltd.	31	367
Standard Bank Group Ltd.	233	3,179
Steinhoff International Holdings Ltd.	317	1,770
Tiger Brands Ltd.	31	885
Truworths International Ltd.	70	496
Vodacom Group Ltd. (e)	69	851
Woolworths Holdings Ltd.	145	1,065
		57,767
SOUTH KOREA - 14.3%
Amorepacific Corp.	1	884
AMOREPACIFIC Group	—	360
BS Financial Group Inc.	40	586
Celltrion Inc. (c)	12	572
Cheil Industries Inc. (f)	9	642
Cheil Worldwide Inc. (c)	16	351
CJ CheilJedang Corp.	1	480
CJ Corp.	3	381
Daelim Industrial Co. Ltd.	6	462
Daewoo Engineering & Construction Co. Ltd. (c)	24	208
Daewoo International Corp.	8	293
Daewoo Securities Co. Ltd. (c)	42	359
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	21	541
DGB Financial Group Inc.	26	394
Dongbu Insurance Co. Ltd.	8	419
Doosan Corp.	2	190
Doosan Heavy Industries and Construction Co. Ltd.	13	434
Doosan Infracore Co. Ltd. (c)	24	313
E-Mart Co. Ltd.	4	877
GS Engineering & Construction Corp. (c)	10	317
GS Holdings Corp.	9	405
Halla Visteon Climate Control Corp.	6	277
Hana Financial Group Inc.	53	1,974
Hankook Tire Co. Ltd.	14	835
Hanwha Chem Corp.	23	408
Hanwha Corp.	8	199
Hanwha Life Insurance Co. Ltd.	40	258
Hite Jinro Co. Ltd.	6	141
Hotel Shilla Co. Ltd.	7	612
Hyosung Corp.	4	294
Hyundai Department Store Co. Ltd.	3	394
Hyundai Development Co.	10	307
Hyundai Engineering & Construction Co. Ltd.	13	754
Hyundai Glovis Co. Ltd.	2	634
Hyundai Heavy Industries Co. Ltd.	8	1,346
Hyundai Marine & Fire Insurance Co. Ltd.	12	338
Hyundai Merchant Marine Co. Ltd. (c)	12	106
Hyundai Mipo Dockyard Co. Ltd.	2	296
Hyundai Mobis	13	3,640
Hyundai Motor Co.	29	6,618
Hyundai Steel Co.	13	939

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Hyundai Wia Corp.	3	547
Industrial Bank of Korea	40	533
Kangwon Land Inc.	22	638
KB Financial Group Inc.	71	2,471
KCC Corp.	1	529
Kia Motors Corp.	48	2,711
Korea Aerospace Industries Ltd.	7	209
Korea Electric Power Corp.	47	1,736
Korea Gas Corp. (c)	5	252
Korea Investment Holdings Co. Ltd.	7	280
Korea Kumho Petrochemical	3	253
Korea Zinc Co. Ltd.	2	614
Korean Air Lines Co. Ltd. (c)	5	165
KT Corp. - ADR	27	406
KT&G Corp.	20	1,779
LG Chem Ltd.	8	2,476
LG Corp.	18	1,082
LG Display Co. Ltd. (c)	44	1,390
LG Electronics Inc.	20	1,433
LG Household & Health Care Ltd.	2	797
LG Innotek Co. Ltd. (c)	2	242
LG Telecom Ltd.	41	370
Lotte Chemical	3	527
Lotte Confectionery Co. Ltd.	—	242
Lotte Shopping Co. Ltd.	2	611
LS Corp.	3	250
LS Industrial Systems Co. Ltd.	3	218
Mirae Asset Securities Co. Ltd.	4	189
NCSoft Corp.	3	501
NHN Corp.	5	4,364
OCI Co. Ltd. (c)	3	557
Orion Corp.	1	625
Paradise Co. Ltd.	6	215
POSCO Inc.	13	3,739
S-Oil Corp.	9	486
S1 Corp.	4	347
Samsung C&T Corp.	23	1,692
Samsung Card Co. Ltd.	7	280
Samsung Electro-Mechanics Co. Ltd.	11	628
Samsung Electronics Co. Ltd.	21	27,148
Samsung Engineering Co. Ltd. (c)	5	433
Samsung Fire & Marine Insurance Co. Ltd.	6	1,571
Samsung Heavy Industries Co. Ltd.	30	793
Samsung Life Insurance Co. Ltd.	11	1,112
Samsung SDI Co.	6	1,003
Samsung Securities Co. Ltd.	12	519
Samsung Techwin Co. Ltd.	7	346
Shinhan Financial Group Co. Ltd.	81	3,744
Shinsegae Co. Ltd.	1	260
SK C&C Co. Ltd.	4	678
SK Holdings Co. Ltd.	5	854
SK Hynix Inc. (c)	107	5,158
SK Innovation Co. Ltd.	11	1,227
SK Networks Co. Ltd. (c)	22	237
SK Telecom Co. Ltd.	2	469
Woongjin Coway Co. Ltd.	10	810
Woori Finance Holdings Co. Ltd. (c)	56	667
Woori Investment & Securities Co. Ltd.	20	177
Yuhan Corp.	1	218
		113,646
TAIWAN - 11.8%
Acer Inc. (c)	459	328
Advanced Semiconductor Engineering Inc.	1,140	1,477
Advantech Co. Ltd.	50	427
Asia Cement Corp.	389	534
Asia Pacific Telecom Co. Ltd.	242	145
Asustek Computer Inc.	130	1,453
AU Optronics Corp. (c)	1,583	671
Catcher Technology Co. Ltd.	124	1,153
Cathay Financial Holding Co. Ltd.	1,497	2,338
Chailease Holding Co. Ltd.	148	372
Chang Hwa Commercial Bank	860	533
Cheng Shin Rubber Industry Co. Ltd.	310	794
Chicony Electronics Co. Ltd.	82	221
China Airlines Ltd. (c)	499	171
China Development Financial Holding Corp.	2,461	810
China Life Insurance Co. Ltd.	477	440
China Motor Corp.	88	88
China Steel Corp.	2,148	1,807
Chunghwa Telecom Co. Ltd.	741	2,388
Clevo Co.	81	144
Compal Electronics Inc.	761	623
CTBC Financial Holding Co. Ltd.	2,440	1,627
CTCI Corp.	108	187
Delta Electronics Inc.	350	2,549
E. Sun Financial Holding Co. Ltd.	1,054	676
Eclat Textile Co. Ltd.	29	351
Epistar Corp.	162	402
Eva Airways Corp. (c)	322	155
Evergreen Marine Corp. Taiwan Ltd. (c)	363	198
Far Eastern Department Stores Co. Ltd.	164	154
Far Eastern New Century Corp.	607	654
Far EasTone Telecommunications Co. Ltd.	288	656
Farglory Land Development Co. Ltd.	78	106
First Financial Holding Co. Ltd.	1,282	824
Formosa Chemicals & Fibre Corp.	594	1,503
Formosa International Hotels Corp.	6	69
Formosa Petrochemical Corp.	219	570
Formosa Plastics Corp.	807	2,156
Formosa Taffeta Co. Ltd.	142	157
Foxconn Technology Co. Ltd.	169	410
Fubon Financial Holding Co. Ltd.	1,225	1,770
Giant Manufacturing Co. Ltd.	56	436
Hermes Microvision Inc.	8	318
Highwealth Construction Corp.	103	230
Hiwin Technologies Corp.	32	397
Hon Hai Precision Industry Co. Ltd.	2,114	7,087
Hotai Motor Co. Ltd.	46	587
HTC Corp.	138	638
Hua Nan Financial Holdings Co. Ltd.	1,156	724
Innolux Corp. (c)	1,370	642
Inotera Memories Inc. (c)	432	785
Inventec Corp.	409	392
Kinsus Interconnect Technology Corp.	45	202
Largan Precision Co. Ltd.	19	1,516
Lite-On Technology Corp.	379	634
MediaTek Inc.	268	4,531
Mega Financial Holdings Co. Ltd.	1,871	1,557
Merida Industry Co. Ltd.	37	245
Nan Ya Plastics Corp.	875	2,108
Novatek Microelectronics Corp.	99	487
Pegatron Corp.	325	621
Phison Electronics Corp.	24	193
Pou Chen Corp.	373	449
Powertech Technology Inc.	105	190
President Chain Store Corp.	103	825
Quanta Computer Inc.	495	1,446
Radiant Opto-Electronics Corp.	77	330
Realtek Semiconductor Corp.	95	301
Ruentex Development Co. Ltd.	108	195
Ruentex Industries Ltd.	132	342
ScinoPharm Taiwan Ltd.	44	108
Shin Kong Financial Holding Co. Ltd.	1,387	428
Siliconware Precision Industries Co.	540	889
Simplo Technology Co. Ltd.	58	358

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SinoPac Financial Holdings Co. Ltd.	1,182	532
Standard Foods Corp.	50	139
Synnex Technology International Corp.	231	389
Taishin Financial Holding Co. Ltd.	1,406	721
Taiwan Business Bank (c)	581	181
Taiwan Cement Corp.	613	929
Taiwan Cooperative Financial Holding	1,208	692
Taiwan Fertilizer Co. Ltd.	135	268
Taiwan Glass Industrial Corp.	206	174
Taiwan Mobile Co. Ltd.	308	952
Taiwan Semiconductor Manufacturing Co. Ltd.	4,634	19,611
Teco Electric and Machinery Co. Ltd.	423	487
TPK Holding Co. Ltd.	42	419
Transcend Information Inc.	28	96
TSRC Corp.	103	146
U-Ming Marine Transport Corp.	88	149
Uni-President Enterprises Corp.	800	1,437
Unimicron Technology Corp.	232	225
United Microelectronics Corp.	2,274	1,133
Vanguard International Semiconductor Corp.	158	254
Walsin Lihwa Corp. (c)	601	214
Wistron Corp.	406	371
WPG Holdings Co. Ltd.	251	346
Yang Ming Marine Transport Corp. (c)	200	80
Yuanta Financial Holding Co. Ltd.	1,542	834
Yulon Motor Co. Ltd.	164	267
Zhen Ding Technology Holding Ltd.	73	239
		93,567
THAILAND - 2.1%
Advanced Info Service PCL	48	327
Advanced Info Service PCL - NVDR	137	929
Airports of Thailand PCL - NVDR	85	522
Bangkok Bank PCL	32	191
Bangkok Bank PCL - NVDR	155	923
Bangkok Dusit Medical Services PCL - NVDR	642	330
Banpu PCL	78	71
Banpu PCL - NVDR	194	177
BEC World PCL	73	110
BEC World PCL - NVDR	95	143
BTS Group Holdings PCL - NVDR	1,160	309
Bumrungrad Hospital PCL	88	316
Central Pattana PCL - NVDR	205	310
Charoen Pokphand Foods PCL	227	190
Charoen Pokphand Foods PCL - NVDR	280	235
CP ALL PCL	360	533
CP ALL PCL - NVDR	470	695
Glow Energy PCL	42	109
Glow Energy PCL - NVDR	66	169
Home Product Center PCL - NVDR	729	217
Indorama Ventures PCL	100	86
Indorama Ventures PCL - NVDR	147	126
IRPC PCL	813	85
IRPC PCL - NVDR	1,302	136
Kasikornbank PCL	44	278
Kasikornbank PCL - NVDR	298	1,872
Krung Thai Bank PCL	244	157
Krung Thai Bank PCL - Class F	61	39
Krung Thai Bank PCL - NVDR	373	240
Minor International PCL - NVDR	285	257
PTT Exploration & Production PCL	83	430
PTT Exploration & Production PCL - NVDR	159	820
PTT Global Chemical PCL	119	248
PTT Global Chemical PCL - NVDR	202	420
PTT PCL	67	660
PTT PCL - NVDR	94	925
Siam Cement PCL	4	58
Siam Cement PCL - NVDR	74	1,028
Siam Commercial Bank PCL	89	459
Siam Commercial Bank PCL - NVDR	206	1,068
Thai Oil PCL	78	125
Thai Oil PCL - NVDR	79	126
TMB Bank PCL - NVDR	2,362	176
True Corp PCL - NVDR (c)	844	248
		16,873
TURKEY - 1.6%
Akbank T.A.S.	329	1,212
Anadolu Efes Biracilik Ve Malt Sanayii A/S (c)	38	470
Arcelik A/S	49	299
BIM Birlesik Magazalar A/S	40	922
Coca-Cola Icecek A/S	13	324
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	376	473
Enka Insaat ve Sanayi A/S	89	240
Eregli Demir ve Celik Fabrikalari TAS	255	456
Ford Otomotiv Sanayi A/S (c)	11	142
Haci Omer Sabanci Holding A/S	170	794
KOC Holding A/S	122	597
Koza Altin Isletmeleri A/S	5	61
TAV Havalimanlari Holding A/S	26	206
Tofas Turk Otomobil Fabrikasi A/S	20	126
Tupras Turkiye Petrol Rafinerileri A/S	25	579
Turk Hava Yollari (c)	110	337
Turk Telekomunikasyon A/S	129	373
Turkcell Iletisim Hizmetleri A/S (c)	163	1,018
Turkiye Garanti Bankasi A/S	423	1,657
Turkiye Halk Bankasi A/S	114	856
Turkiye Is Bankasi SA - Class C	284	769
Turkiye Sise ve Cam Fabrikalari A/S	81	113
Turkiye Vakiflar Bankasi Tao	160	376
Ulker Biskuvi Sanayi A/S	35	294
Yapi ve Kredi Bankasi A/S	156	340
		13,034
UNITED ARAB EMIRATES - 0.5%
Abu Dhabi Commercial Bank PJSC	192	368
Aldar Properties PJSC	552	466
Arabtec Holding Co. (c)	171	121
DP World Ltd.	34	662
Dubai Financial Market	343	244
Dubai Islamic Bank PJSC	78	138
Emaar Properties PJSC	357	818
First Gulf Bank PJSC	91	394
National Bank of Abu Dhabi PJSC	127	490
		3,701
UNITED KINGDOM - 0.1%
British American Tobacco Plc	24	494

UNITED STATES OF AMERICA - 0.1%
Southern Copper Corp.	31	947
Total Common Stocks (cost $677,261)		717,752

PREFERRED STOCKS - 6.5%
BRAZIL - 4.3%
AES Tiete SA	16	141
Banco Bradesco SA	397	5,769
Banco do Estado do Rio Grande do Sul	37	178
Bradespar SA	42	385
Braskem SA	30	190
Centrais Eletricas Brasileiras SA	33	153
Cia Brasileira de Distribuicao Grupo Pao de Acucar	26	1,193
Cia Energetica de Minas Gerais	138	1,011
Cia Energetica de Sao Paulo	38	478
Cia Paranaense de Energia	21	313

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Gerdau SA	159	933
Itau Unibanco Holding SA	520	7,488
Itausa - Investimentos Itau SA	597	2,333
Lojas Americanas SA	104	662
Metalurgica Gerdau SA	50	353
Oi SA	498	442
Petroleo Brasileiro SA	796	6,230
Suzano Papel e Celulose SA	54	203
Telefonica Brasil SA	55	1,119
Usinas Siderurgicas de Minas Gerais SA - Class A	68	234
Vale SA	358	4,258
		34,066
CHILE - 0.1%
Embotelladora Andina SA - Class B	43	161
Sociedad Quimica y Minera de Chile SA	18	522
		683
COLOMBIA - 0.3%
Banco Davivienda SA	18	293
Bancolombia SA	86	1,257
Grupo Argos SA	17	201
Grupo Aval Acciones y Valores	249	179
Grupo de Inversiones Suramericana SA	16	346
		2,276
MEXICO - 0.8%
Cemex SAB de CV	2,161	2,860
Grupo Televisa SAB	493	3,379
		6,239
RUSSIAN FEDERATION - 0.2%
AK Transneft OAO	—	643
Sberbank of Russia	179	364
Surgutneftegas OAO	1,252	1,033
		2,040
SOUTH KOREA - 0.8%
Hyundai Motor Co.	4	657
Hyundai Motor Co.	7	1,096
LG Chem Ltd.	2	296
Samsung Electronics Co. Ltd.	4	4,038
		6,087
Total Preferred Stocks (cost $53,206)		51,391

RIGHTS - 0.0%
CHILE - 0.0%
Empresas CMPC SA (c)	12	2

MALAYSIA - 0.0%
Public Bank Bhd (c)	47	81
Total Rights (cost $0)		83

SHORT TERM INVESTMENTS - 4.7%
Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	17,824	17,824
Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	17,901	17,901
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.08%, 09/11/14 (o)	$1,430	1,430
Total Short Term Investments (cost $37,155)		37,155
Total Investments - 101.7% (cost $767,622)		806,381
Other Assets and Liabilities, Net - (1.7%)		(13,714)
Total Net Assets - 100.0%		$792,667

Portfolio Composition:	Percentage of Total Investments
Financials	26.0%
Information Technology	16.0
Energy	10.0
Materials	8.8
Consumer Discretionary	8.8
Consumer Staples	7.7
Telecommunication Services	6.6
Industrials	6.4
Utilities	3.4
Health Care	1.7
Short Term Investments	4.6
Total Investments	100.0%

JNL/Mellon Capital S&P 500 Index Fund

	Shares/Par †	Value
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 11.7%
Amazon.com Inc. (c)	75	$24,275
AutoNation Inc. (c)	13	761
AutoZone Inc. (c)	7	3,565
Bed Bath & Beyond Inc. (c)	42	2,413
Best Buy Co. Inc.	52	1,618
BorgWarner Inc.	45	2,916
Cablevision Systems Corp. - Class A (e)	42	737
Carmax Inc. (c)	43	2,262
Carnival Corp.	85	3,217
CBS Corp. - Class B	107	6,629
Chipotle Mexican Grill Inc. - Class A (c)	6	3,676
Coach Inc.	54	1,852
Comcast Corp. - Class A	524	28,108
D.R. Horton Inc.	54	1,315
Darden Restaurants Inc. (e)	25	1,136
Delphi Automotive Plc	56	3,838
DIRECTV (c)	97	8,256
Discovery Communications Inc. - Class A (c)	45	3,377
Dollar General Corp. (c)	61	3,493
Dollar Tree Inc. (c)	43	2,348
Expedia Inc.	21	1,664
Family Dollar Stores Inc.	18	1,189
Ford Motor Co.	794	13,695
Fossil Group Inc. (c)	10	1,041
GameStop Corp. - Class A (e)	23	913
Gannett Co. Inc.	44	1,363
Gap Inc.	52	2,155
Garmin Ltd. (e)	24	1,479
General Motors Co.	263	9,553
Genuine Parts Co.	30	2,632
Goodyear Tire & Rubber Co.	58	1,599
Graham Holdings Co	1	634
H&R Block Inc.	56	1,863
Harley-Davidson Inc.	43	3,019
Harman International Industries Inc. (e)	13	1,398
Hasbro Inc.	22	1,161
Home Depot Inc.	276	22,336
Interpublic Group of Cos. Inc.	80	1,570

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Johnson Controls Inc.	136	6,801
Kohl’s Corp.	42	2,188
L Brands Inc.	49	2,877
Leggett & Platt Inc. (e)	27	937
Lennar Corp. - Class A	36	1,506
Lowe’s Cos. Inc.	201	9,656
Macy’s Inc.	74	4,274
Marriott International Inc. - Class A	45	2,873
Mattel Inc.	67	2,596
McDonald’s Corp.	199	20,050
McGraw-Hill Financial. Inc.	55	4,580
Michael Kors Holdings Ltd. (c)	37	3,251
Mohawk Industries Inc. (c)	12	1,615
Netflix Inc. (c)	12	5,214
Newell Rubbermaid Inc.	58	1,802
News Corp. - Class A (c)	101	1,812
Nike Inc. - Class B	148	11,508
Nordstrom Inc.	28	1,901
O’Reilly Automotive Inc. (c)	21	3,205
Omnicom Group Inc.	52	3,670
PetSmart Inc. (e)	20	1,170
Priceline Group Inc. (c)	11	12,635
Pulte Homes Inc.	65	1,310
PVH Corp.	16	1,853
Ralph Lauren Corp. - Class A	12	1,897
Ross Stores Inc.	42	2,798
Scripps Networks Interactive Inc. - Class A	22	1,746
Staples Inc.	129	1,393
Starbucks Corp.	152	11,793
Starwood Hotels & Resorts Worldwide Inc.	38	3,037
Target Corp.	126	7,292
Tiffany & Co.	22	2,179
Time Warner Cable Inc.	56	8,180
Time Warner Inc.	180	12,612
TJX Cos. Inc.	144	7,635
Tractor Supply Co.	27	1,643
TripAdvisor Inc. (c)	22	2,358
Twenty-First Century Fox Inc. - Class A	389	13,684
Under Armour Inc. - Class A (c) (e)	32	1,917
Urban Outfitters Inc. (c)	21	713
VF Corp.	70	4,437
Viacom Inc. - Class B	81	7,002
Walt Disney Co.	327	28,068
Whirlpool Corp.	15	2,133
Wyndham Worldwide Corp.	26	1,935
Wynn Resorts Ltd.	16	3,359
Yum! Brands Inc. (e)	89	7,201
		419,352
CONSUMER STAPLES - 9.3%
Altria Group Inc.	401	16,821
Archer-Daniels-Midland Co.	131	5,791
Avon Products Inc.	85	1,235
Brown-Forman Corp. - Class B	32	2,982
Campbell Soup Co. (e)	35	1,592
Clorox Co. (e)	25	2,331
Coca-Cola Co. (e)	761	32,234
Coca-Cola Enterprises Inc.	50	2,375
Colgate-Palmolive Co.	175	11,899
ConAgra Foods Inc. (e)	85	2,519
Constellation Brands Inc. - Class A (c)	34	2,987
Costco Wholesale Corp.	89	10,213
CVS Caremark Corp.	236	17,790
Dr. Pepper Snapple Group Inc.	38	2,250
Estee Lauder Cos. Inc. - Class A	52	3,871
General Mills Inc.	125	6,570
Hershey Co.	31	2,992
Hormel Foods Corp. (e)	26	1,268
JM Smucker Co. (e)	21	2,208
Kellogg Co.	52	3,391
Keurig Green Mountain Inc.	25	3,105
Kimberly-Clark Corp.	76	8,440
Kraft Foods Group Inc.	119	7,117
Kroger Co.	105	5,188
Lorillard Inc.	73	4,424
McCormick & Co. Inc.	26	1,856
Mead Johnson Nutrition Co.	41	3,834
Molson Coors Brewing Co. - Class B	31	2,302
Mondelez International Inc. - Class A	338	12,724
Monster Beverage Corp. (c)	27	1,927
PepsiCo Inc.	306	27,326
Philip Morris International Inc.	317	26,752
Procter & Gamble Co.	544	42,767
Reynolds American Inc.	61	3,699
Safeway Inc.	50	1,717
Sysco Corp. (e)	115	4,297
Tyson Foods Inc. - Class A	53	1,984
Wal-Mart Stores Inc.	325	24,403
Walgreen Co.	176	13,058
Whole Foods Market Inc.	73	2,807
		333,046
ENERGY - 10.5%
Anadarko Petroleum Corp.	102	11,122
Apache Corp.	79	7,920
Baker Hughes Inc.	86	6,430
Cabot Oil & Gas Corp. - Class A	84	2,884
Cameron International Corp. (c)	43	2,927
Chesapeake Energy Corp.	100	3,108
Chevron Corp.	383	50,017
Cimarex Energy Co.	17	2,388
ConocoPhillips	247	21,140
CONSOL Energy Inc.	46	2,142
Denbury Resources Inc.	71	1,303
Devon Energy Corp.	78	6,165
Diamond Offshore Drilling Inc. (e)	13	661
Ensco Plc - Class A (e)	45	2,504
EOG Resources Inc.	110	12,866
EQT Corp.	31	3,297
Exxon Mobil Corp.	867	87,254
FMC Technologies Inc. (c)	46	2,799
Halliburton Co.	172	12,181
Helmerich & Payne Inc.	22	2,522
Hess Corp.	53	5,277
Kinder Morgan Inc.	136	4,938
Marathon Oil Corp.	138	5,522
Marathon Petroleum Corp.	60	4,708
Murphy Oil Corp.	35	2,328
Nabors Industries Ltd.	56	1,637
National Oilwell Varco Inc.	85	7,023
Newfield Exploration Co. (c) (e)	26	1,157
Noble Corp plc	49	1,657
Noble Energy Inc.	72	5,558
Occidental Petroleum Corp.	160	16,401
Peabody Energy Corp.	52	843
Phillips 66	114	9,183
Pioneer Natural Resources Co.	28	6,533
QEP Resources Inc.	34	1,179
Range Resources Corp.	33	2,913
Rowan Cos. Plc - Class A	24	760
Schlumberger Ltd.	263	30,978
Southwestern Energy Co. (c)	72	3,279
Spectra Energy Corp.	136	5,776
Tesoro Corp.	26	1,510
Transocean Ltd. (e)	70	3,134
Valero Energy Corp.	106	5,292

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Williams Cos. Inc.	149	8,653
		377,869
FINANCIALS - 15.4%
ACE Ltd.	68	7,022
Affiliated Managers Group Inc. (c)	11	2,284
AFLAC Inc.	93	5,776
Allstate Corp.	90	5,266
American Express Co.	183	17,329
American International Group Inc.	292	15,941
American Tower Corp.	79	7,074
Ameriprise Financial Inc.	39	4,635
Aon Plc - Class A	60	5,397
Apartment Investment & Management Co. - Class A	28	904
Assurant Inc.	15	1,001
AvalonBay Communities Inc.	24	3,471
Bank of America Corp.	2,122	32,613
Bank of New York Mellon Corp. (a)	228	8,562
BB&T Corp.	144	5,696
Berkshire Hathaway Inc. - Class B (c)	362	45,868
BlackRock Inc.	25	8,075
Boston Properties Inc.	31	3,622
Capital One Financial Corp.	114	9,426
CBRE Group Inc. - Class A (c)	57	1,829
Charles Schwab Corp.	236	6,343
Chubb Corp.	50	4,571
Cincinnati Financial Corp.	29	1,393
Citigroup Inc.	610	28,725
CME Group Inc.	63	4,467
Comerica Inc.	35	1,751
Discover Financial Services	94	5,815
E*TRADE Financial Corp. (c)	59	1,254
Equity Residential	68	4,310
Essex Property Trust Inc.	12	2,259
Fifth Third Bancorp	176	3,765
Franklin Resources Inc.	79	4,586
General Growth Properties Inc.	107	2,532
Genworth Financial Inc. - Class A (c)	103	1,792
Goldman Sachs Group Inc.	85	14,197
Hartford Financial Services Group Inc.	88	3,147
HCP Inc.	93	3,857
Health Care REIT Inc.	61	3,843
Host Hotels & Resorts Inc.	152	3,347
Hudson City Bancorp Inc.	95	932
Huntington Bancshares Inc.	159	1,514
Intercontinental Exchange Inc.	23	4,338
Invesco Ltd.	86	3,236
JPMorgan Chase & Co.	760	43,795
KeyCorp	178	2,551
Kimco Realty Corp.	81	1,851
Legg Mason Inc.	20	1,016
Leucadia National Corp.	61	1,600
Lincoln National Corp.	54	2,787
Loews Corp.	59	2,610
M&T Bank Corp. (e)	27	3,323
Macerich Co.	28	1,845
Marsh & McLennan Cos. Inc.	110	5,676
MetLife Inc.	226	12,580
Moody’s Corp.	37	3,278
Morgan Stanley	283	9,156
NASDAQ OMX Group Inc.	23	885
Navient Corp.	86	1,520
Northern Trust Corp.	44	2,823
People’s United Financial Inc. (e)	63	961
Plum Creek Timber Co. Inc.	34	1,552
PNC Financial Services Group Inc.	108	9,600
Principal Financial Group Inc.	53	2,694
Progressive Corp.	107	2,711
ProLogis Inc.	102	4,179
Prudential Financial Inc.	94	8,307
Public Storage	29	5,029
Regions Financial Corp.	291	3,088
Simon Property Group Inc.	63	10,535
State Street Corp.	87	5,853
SunTrust Banks Inc.	107	4,289
T. Rowe Price Group Inc.	53	4,500
Torchmark Corp.	17	1,433
Travelers Cos. Inc.	72	6,754
U.S. Bancorp (e)	367	15,892
Unum Group	50	1,732
Ventas Inc.	59	3,775
Vornado Realty Trust	36	3,794
Wells Fargo & Co.	965	50,707
Weyerhaeuser Co. (e)	117	3,865
XL Group Plc (e)	54	1,783
Zions Bancorp	35	1,033
		555,127
HEALTH CARE - 13.0%
Abbott Laboratories	307	12,558
AbbVie Inc.	320	18,042
Actavis plc (c) (e)	35	7,733
Aetna Inc.	72	5,866
Agilent Technologies Inc.	66	3,801
Alexion Pharmaceuticals Inc. (c)	40	6,216
Allergan Inc.	60	10,188
AmerisourceBergen Corp.	45	3,271
Amgen Inc.	152	17,978
Baxter International Inc.	108	7,810
Becton Dickinson & Co.	39	4,595
Biogen Idec Inc. (c)	48	15,007
Boston Scientific Corp. (c)	262	3,341
Bristol-Myers Squibb Co.	333	16,177
Cardinal Health Inc.	68	4,679
CareFusion Corp. (c)	41	1,817
Celgene Corp. (c)	163	14,037
Cerner Corp. (c)	59	3,054
CIGNA Corp.	55	5,023
Covidien Plc	90	8,106
CR Bard Inc. (e)	15	2,202
DaVita HealthCare Partners Inc. (c)	34	2,487
Dentsply International Inc.	27	1,281
Edwards Lifesciences Corp. (c)	21	1,808
Eli Lilly & Co.	197	12,240
Express Scripts Holding Co. (c)	154	10,701
Forest Laboratories Inc. (c)	48	4,709
Gilead Sciences Inc. (c)	309	25,632
Hospira Inc. (c)	34	1,723
Humana Inc.	30	3,873
Intuitive Surgical Inc. (c)	8	3,180
Johnson & Johnson	569	59,577
Laboratory Corp. of America Holdings (c)	17	1,729
McKesson Corp.	46	8,637
Medtronic Inc.	202	12,859
Merck & Co. Inc.	590	34,157
Mylan Inc. (c)	77	3,949
Patterson Cos. Inc.	16	638
PerkinElmer Inc.	21	1,007
Perrigo Co. Plc	27	3,971
Pfizer Inc.	1,281	38,029
Quest Diagnostics Inc. (e)	29	1,683
Regeneron Pharmaceuticals Inc. (c)	16	4,431
St. Jude Medical Inc.	57	3,930
Stryker Corp.	60	5,051
Tenet Healthcare Corp. (c)	20	928

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Thermo Fisher Scientific Inc.	80	9,465
UnitedHealth Group Inc.	198	16,203
Varian Medical Systems Inc. (c)	20	1,698
Vertex Pharmaceuticals Inc. (c)	48	4,567
Waters Corp. (c)	17	1,733
WellPoint Inc.	57	6,176
Zimmer Holdings Inc.	34	3,559
Zoetis Inc. - Class A	100	3,238
		466,350
INDUSTRIALS - 10.3%
3M Co.	127	18,155
ADT Corp. (e)	41	1,424
Allegion Plc	18	1,007
AMETEK Inc.	48	2,489
Avery Dennison Corp.	20	1,014
Boeing Co.	137	17,433
Caterpillar Inc.	126	13,675
CH Robinson Worldwide Inc.	31	1,972
Cintas Corp.	20	1,259
CSX Corp.	202	6,227
Cummins Inc.	35	5,369
Danaher Corp.	121	9,528
Deere & Co.	76	6,889
Delta Air Lines Inc.	172	6,659
Dover Corp.	33	3,001
Dun & Bradstreet Corp.	8	835
Eaton Corp. Plc	96	7,401
Emerson Electric Co.	142	9,411
Equifax Inc.	25	1,792
Expeditors International of Washington Inc.	39	1,719
Fastenal Co. (e)	55	2,723
FedEx Corp.	56	8,460
Flowserve Corp.	27	2,001
Fluor Corp.	32	2,426
General Dynamics Corp.	67	7,751
General Electric Co.	2,019	53,047
Honeywell International Inc.	158	14,671
Illinois Tool Works Inc.	78	6,814
Ingersoll-Rand Plc	53	3,322
Iron Mountain Inc.	32	1,140
Jacobs Engineering Group Inc. (c)	27	1,428
Joy Global Inc. (e)	20	1,241
Kansas City Southern	21	2,293
L-3 Communications Holdings Inc.	17	2,046
Lockheed Martin Corp.	54	8,604
Masco Corp.	67	1,491
Nielsen NV	61	2,943
Norfolk Southern Corp.	63	6,465
Northrop Grumman Systems Corp.	43	5,180
PACCAR Inc.	72	4,523
Pall Corp.	22	1,876
Parker Hannifin Corp.	30	3,760
Pentair Plc	39	2,840
Pitney Bowes Inc. (e)	41	1,122
Precision Castparts Corp.	29	7,296
Quanta Services Inc. (c)	45	1,572
Raytheon Co.	64	5,869
Republic Services Inc. - Class A	54	2,041
Robert Half International Inc.	27	1,269
Rockwell Automation Inc.	28	3,545
Rockwell Collins Inc.	27	2,134
Roper Industries Inc.	20	2,985
Ryder System Inc.	10	903
Snap-On Inc.	11	1,310
Southwest Airlines Co.	143	3,851
Stanley Black & Decker Inc.	31	2,737
Stericycle Inc. (c)	17	1,980
Textron Inc.	55	2,113
Tyco International Ltd.	93	4,242
Union Pacific Corp.	183	18,214
United Parcel Service Inc. - Class B	142	14,560
United Technologies Corp.	169	19,545
Waste Management Inc.	87	3,906
WW Grainger Inc.	12	3,065
Xylem Inc.	35	1,384
		369,947
INFORMATION TECHNOLOGY - 18.4%
Accenture Plc - Class A	128	10,387
Adobe Systems Inc. (c)	93	6,742
Akamai Technologies Inc. (c)	36	2,209
Alliance Data Systems Corp. (c)	11	2,964
Altera Corp.	62	2,153
Amphenol Corp. - Class A	31	2,977
Analog Devices Inc.	62	3,377
Apple Inc.	1,216	113,021
Applied Materials Inc.	246	5,549
Autodesk Inc. (c)	46	2,565
Automatic Data Processing Inc.	97	7,723
Avago Technologies Ltd.	50	3,603
Broadcom Corp. - Class A	113	4,183
CA Inc.	64	1,845
Cisco Systems Inc.	1,035	25,723
Citrix Systems Inc. (c)	36	2,251
Cognizant Technology Solutions Corp. - Class A (c)	121	5,901
Computer Sciences Corp.	28	1,775
Corning Inc.	262	5,757
eBay Inc. (c)	235	11,749
Electronic Arts Inc. (c)	63	2,253
EMC Corp.	412	10,848
F5 Networks Inc. (c)	15	1,648
Facebook Inc. - Class A (c)	346	23,284
Fidelity National Information Services Inc.	57	3,098
First Solar Inc. (c)	14	983
Fiserv Inc. (c)	51	3,094
FLIR Systems Inc.	27	943
Google Inc. - Class A (c)	57	33,335
Google Inc. - Class C (c)	57	32,800
Harris Corp.	21	1,562
Hewlett-Packard Co.	381	12,845
Intel Corp.	999	30,864
International Business Machines Corp.	192	34,776
Intuit Inc.	57	4,596
Jabil Circuit Inc.	35	739
Juniper Networks Inc. (c)	101	2,486
KLA-Tencor Corp.	32	2,341
Lam Research Corp.	32	2,168
Linear Technology Corp.	45	2,140
MasterCard Inc. - Class A	205	15,076
Microchip Technology Inc. (e)	40	1,964
Micron Technology Inc. (c)	215	7,091
Microsoft Corp.	1,515	63,193
Motorola Solutions Inc. (e)	45	2,998
NetApp Inc.	68	2,496
Nvidia Corp.	117	2,168
Oracle Corp.	696	28,194
Paychex Inc.	63	2,603
QUALCOMM Inc.	340	26,907
Red Hat Inc. (c)	37	2,038
Salesforce.com Inc. (c)	114	6,602
SanDisk Corp.	45	4,749
Seagate Technology (e)	65	3,719
Symantec Corp.	139	3,183
TE Connectivity Ltd.	81	4,988

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Teradata Corp. (c)	32	1,275
Texas Instruments Inc.	219	10,448
Total System Services Inc.	31	969
VeriSign Inc. (c)	25	1,231
Visa Inc. - Class A	102	21,470
Western Digital Corp.	43	3,933
Western Union Co. (e)	108	1,873
Xerox Corp.	236	2,932
Xilinx Inc.	54	2,556
Yahoo! Inc. (c)	190	6,674
		660,587
MATERIALS - 3.4%
Air Products & Chemicals Inc.	42	5,429
Airgas Inc.	13	1,362
Alcoa Inc.	239	3,566
Allegheny Technologies Inc.	21	945
Ball Corp.	28	1,761
Bemis Co. Inc.	20	803
CF Industries Holdings Inc.	11	2,742
Dow Chemical Co.	245	12,607
E.I. du Pont de Nemours & Co.	187	12,221
Eastman Chemical Co.	30	2,619
Ecolab Inc.	55	6,108
FMC Corp.	26	1,824
Freeport-McMoRan Copper & Gold Inc.	207	7,547
International Flavors & Fragrances Inc.	15	1,611
International Paper Co.	87	4,387
LyondellBasell Industries NV - Class A	84	8,207
MeadWestvaco Corp.	33	1,475
Monsanto Co.	105	13,156
Mosaic Co.	66	3,284
Newmont Mining Corp.	96	2,443
Nucor Corp.	64	3,146
Owens-Illinois Inc. (c)	31	1,088
PPG Industries Inc.	28	5,848
Praxair Inc.	59	7,781
Sealed Air Corp.	37	1,267
Sherwin-Williams Co.	17	3,517
Sigma-Aldrich Corp.	23	2,369
United States Steel Corp. (e)	28	732
Vulcan Materials Co.	27	1,732
		121,577
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	1,045	36,964
CenturyLink Inc.	117	4,232
Crown Castle International Corp.	67	4,953
Frontier Communications Corp. (e)	191	1,117
Verizon Communications Inc.	834	40,787
Windstream Holdings Inc. (e)	113	1,128
		89,181
UTILITIES - 3.1%
AES Corp.	128	1,988
AGL Resources Inc.	23	1,241
Ameren Corp.	49	2,011
American Electric Power Co. Inc.	99	5,521
CenterPoint Energy Inc.	83	2,126
CMS Energy Corp.	56	1,733
Consolidated Edison Inc.	59	3,393
Dominion Resources Inc.	117	8,368
DTE Energy Co.	36	2,775
Duke Energy Corp.	142	10,556
Edison International	66	3,861
Entergy Corp.	36	2,958
Exelon Corp.	174	6,334
FirstEnergy Corp.	86	2,980
Integrys Energy Group Inc.	15	1,081
NextEra Energy Inc.	88	9,011
NiSource Inc.	61	2,396
Northeast Utilities	65	3,054
NRG Energy Inc.	68	2,517
Oneok Inc.	43	2,906
Pepco Holdings Inc.	48	1,309
PG&E Corp.	93	4,484
Pinnacle West Capital Corp.	21	1,204
PPL Corp.	128	4,560
Public Service Enterprise Group Inc.	101	4,136
SCANA Corp.	30	1,589
Sempra Energy	46	4,840
Southern Co.	179	8,140
TECO Energy Inc. (e)	40	731
Wisconsin Energy Corp.	44	2,080
Xcel Energy Inc.	102	3,285
		113,168
Total Common Stocks (cost $2,483,715)		3,506,204

SHORT TERM INVESTMENTS - 4.3%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	75,211	75,211
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	76,130	76,130
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 09/11/14 (o)	$3,760	3,760
Total Short Term Investments (cost $155,101)		155,101
Total Investments - 101.9% (cost $2,638,816)		3,661,305
Other Assets and Liabilities, Net - (1.9%)		(69,720)
Total Net Assets - 100.0%		$3,591,585

Portfolio Composition:	Percentage of Total Investments
Information Technology	18.1%
Financials	15.2
Health Care	12.7
Consumer Discretionary	11.5
Energy	10.3
Industrials	10.1
Consumer Staples	9.1
Materials	3.3
Utilities	3.1
Telecommunication Services	2.4
Short Term Investments	4.2
Total Investments	100.0%

JNL/Mellon Capital S&P 400 MidCap Index Fund

	Shares/Par †	Value
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 12.6%
Aaron’s Inc.	78	$2,785
Abercrombie & Fitch Co. - Class A (e)	79	3,410
Advance Auto Parts Inc.	80	10,735
AMC Networks Inc. - Class A (c)	65	3,995
American Eagle Outfitters Inc. (e)	190	2,131
Ann Inc. (c)	51	2,114
Apollo Education Group Inc. - Class A (c)	106	3,323
Ascena Retail Group Inc. (c)	142	2,435
Bally Technologies Inc. (c)	43	2,850

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Big Lots Inc. (c)	60	2,758
Brinker International Inc.	70	3,426
Brunswick Corp.	101	4,275
Cabela’s Inc. - Class A (c) (e)	51	3,207
Carter’s Inc.	58	3,974
Cheesecake Factory Inc.	51	2,353
Chico’s FAS Inc.	166	2,811
Cinemark Holdings Inc.	113	3,979
CST Brands Inc.	82	2,823
Deckers Outdoor Corp. (c)	38	3,285
DeVry Education Group Inc.	61	2,584
Dick’s Sporting Goods Inc.	107	5,000
Domino’s Pizza Inc.	60	4,379
DreamWorks Animation SKG Inc. - Class A (c)	77	1,788
Foot Locker Inc.	158	8,015
Gentex Corp.	160	4,643
Guess? Inc.	63	1,711
HanesBrands Inc.	109	10,690
HSN Inc.	36	2,119
International Game Technology	270	4,300
International Speedway Corp. - Class A	31	1,028
J.C. Penney Co. Inc. (c) (e)	330	2,984
Jarden Corp. (c)	130	7,703
John Wiley & Sons Inc. - Class A	51	3,085
Kate Spade & Co. (c)	138	5,276
KB Home	97	1,811
Lamar Advertising Co. - Class A	72	3,792
Life Time Fitness Inc. (c) (e)	41	1,990
Live Nation Inc. (c)	156	3,848
LKQ Corp. (c)	329	8,791
MDC Holdings Inc.	44	1,327
Meredith Corp.	40	1,915
New York Times Co. - Class A (e)	139	2,112
NVR Inc. (c)	4	5,091
Office Depot Inc. (c)	530	3,015
Panera Bread Co. - Class A (c)	28	4,244
Polaris Industries Inc.	72	9,362
Rent-A-Center Inc.	59	1,706
Service Corp. International	234	4,838
Signet Jewelers Ltd.	87	9,675
Sotheby’s - Class A	76	3,187
Tempur Sealy International Inc. (c)	66	3,924
Thor Industries Inc.	48	2,754
Time Inc. (c)	120	2,914
Toll Brothers Inc. (c)	175	6,449
Tupperware Brands Corp.	55	4,620
Wendy’s Co.	290	2,476
Williams-Sonoma Inc.	96	6,861
		228,676
CONSUMER STAPLES - 3.4%
Church & Dwight Co. Inc.	148	10,369
Dean Foods Co.	100	1,761
Energizer Holdings Inc.	67	8,213
Flowers Foods Inc.	193	4,068
Hain Celestial Group Inc. (c)	55	4,864
Hillshire Brands Co.	134	8,341
Ingredion Inc.	81	6,114
Lancaster Colony Corp.	21	1,986
Post Holdings Inc. (c)	48	2,460
SUPERVALU Inc. (c)	214	1,763
Tootsie Roll Industries Inc. (e)	24	696
United Natural Foods Inc. (c)	53	3,467
Universal Corp.	25	1,382
WhiteWave Foods Co. - Class A (c)	190	6,149
		61,633
ENERGY - 5.2%
Atwood Oceanics Inc. (c)	63	3,283
Bill Barrett Corp. (c)	55	1,472
CARBO Ceramics Inc. (e)	21	3,283
Dresser-Rand Group Inc. (c)	84	5,328
Dril-Quip Inc. (c)	44	4,779
Energen Corp.	79	7,063
Gulfport Energy Corp. (c)	93	5,862
Helix Energy Solutions Group Inc. (c)	105	2,771
HollyFrontier Corp.	217	9,469
Murphy USA Inc. (c)	47	2,320
Oceaneering International Inc.	118	9,206
Oil States International Inc. (c)	57	3,678
Patterson-UTI Energy Inc.	158	5,518
Rosetta Resources Inc. (c)	67	3,676
SM Energy Co.	73	6,161
Superior Energy Services Inc.	171	6,167
Tidewater Inc.	54	3,037
Unit Corp. (c)	48	3,329
World Fuel Services Corp.	77	3,798
WPX Energy Inc. (c)	220	5,254
		95,454
FINANCIALS - 21.2%
Alexander & Baldwin Inc.	46	1,894
Alexandria Real Estate Equities Inc.	78	6,077
Alleghany Corp. (c)	18	7,873
American Campus Communities Inc.	115	4,389
American Financial Group Inc.	77	4,587
Arthur J Gallagher & Co.	171	7,990
Aspen Insurance Holdings Ltd.	72	3,258
Associated Bancorp	173	3,122
Astoria Financial Corp.	92	1,243
BancorpSouth Inc.	94	2,302
Bank of Hawaii Corp.	49	2,880
BioMed Realty Trust Inc.	207	4,518
Brown & Brown Inc.	128	3,933
Camden Property Trust	93	6,649
Cathay General Bancorp	80	2,049
CBOE Holdings Inc.	93	4,577
City National Corp.	52	3,966
Commerce Bancshares Inc.	87	4,066
Corporate Office Properties Trust	96	2,674
Cullen/Frost Bankers Inc.	58	4,604
Duke Realty Corp.	360	6,535
East West Bancorp Inc.	157	5,484
Eaton Vance Corp.	132	4,988
Equity One Inc.	70	1,643
Everest Re Group Ltd.	50	8,001
Extra Space Storage Inc.	120	6,406
Federal Realty Investment Trust	73	8,875
Federated Investors Inc. - Class B (e)	101	3,127
First American Financial Corp.	117	3,255
First Horizon National Corp.	253	3,006
First Niagara Financial Group Inc.	380	3,320
FirstMerit Corp.	177	3,498
Fulton Financial Corp.	205	2,537
Hancock Holding Co.	88	3,117
Hanover Insurance Group Inc.	47	2,970
HCC Insurance Holdings Inc.	109	5,344
Highwoods Properties Inc.	99	4,138
Home Properties Inc.	63	4,003
Hospitality Properties Trust	164	4,978
International Bancshares Corp.	62	1,681
Janus Capital Group Inc. (e)	161	2,013
Jones Lang LaSalle Inc.	49	6,153
Kemper Corp.	55	2,013

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Kilroy Realty Corp.	90	5,596
LaSalle Hotel Properties	112	3,943
Liberty Property Trust	161	6,120
Mack-Cali Realty Corp.	98	2,112
Mercury General Corp.	41	1,916
Mid-America Apartment Communities Inc.	82	5,986
MSCI Inc. - Class A (c)	128	5,847
National Retail Properties Inc. (e)	135	5,009
New York Community Bancorp Inc. (e)	483	7,721
Old Republic International Corp.	260	4,306
Omega Healthcare Investors Inc. (e)	136	5,009
PacWest Bancorp	105	4,527
Potlatch Corp.	45	1,877
Primerica Inc.	60	2,868
Prosperity Bancshares Inc.	65	4,055
Protective Life Corp.	86	5,972
Raymond James Financial Inc.	136	6,877
Rayonier Inc.	138	4,910
Realty Income Corp. (e)	241	10,727
Regency Centers Corp.	101	5,619
Reinsurance Group of America Inc.	75	5,891
RenaissanceRe Holdings Ltd.	44	4,691
SEI Investments Co.	153	5,017
Senior Housing Properties Trust	223	5,409
Signature Bank (c)	55	6,889
SL Green Realty Corp.	104	11,386
SLM Corp.	462	3,838
StanCorp Financial Group Inc.	47	2,999
SVB Financial Group (c)	54	6,266
Synovus Financial Corp.	149	3,635
Taubman Centers Inc.	69	5,243
TCF Financial Corp.	183	2,996
Trustmark Corp.	75	1,860
UDR Inc.	274	7,857
Umpqua Holdings Corp.	183	3,287
Valley National Bancorp (e)	224	2,216
Waddell & Reed Financial Inc. - Class A	93	5,829
Washington Federal Inc.	110	2,461
Washington Prime Group Inc. (c)	169	3,176
Webster Financial Corp.	97	3,056
Weingarten Realty Investors	123	4,041
Westamerica Bancorp (e)	30	1,546
WR Berkley Corp.	112	5,185
		385,507
HEALTH CARE - 9.3%
Align Technology Inc. (c)	79	4,400
Allscripts-Misys Healthcare Solutions Inc. (c)	171	2,740
Bio-Rad Laboratories Inc. - Class A (c)	22	2,618
Charles River Laboratories International Inc. (c)	53	2,841
Community Health Systems Inc. (c)	124	5,638
Cooper Cos. Inc.	52	7,093
Covance Inc. (c)	62	5,298
Cubist Pharmaceuticals Inc. (c)	82	5,746
Endo International Plc (c)	153	10,697
Health Net Inc. (c)	88	3,652
Henry Schein Inc. (c)	93	11,047
Hill-Rom Holdings Inc.	61	2,551
HMS Holdings Corp. (c)	97	1,987
Hologic Inc. (c)	302	7,646
Idexx Laboratories Inc. (c)	56	7,420
LifePoint Hospitals Inc. (c)	48	2,984
Mallinckrodt Plc (c) (e)	64	5,117
MEDNAX Inc. (c)	107	6,243
Mettler-Toledo International Inc. (c)	32	8,014
Omnicare Inc.	107	7,150
Owens & Minor Inc. (e)	68	2,295
ResMed Inc. (e)	153	7,724
Salix Pharmaceuticals Ltd. (c)	69	8,535
Sirona Dental Systems Inc. (c)	61	4,990
STERIS Corp.	63	3,381
Techne Corp.	36	3,297
Teleflex Inc.	45	4,778
Thoratec Corp. (c)	62	2,171
United Therapeutics Corp. (c)	48	4,232
Universal Health Services Inc. - Class B	98	9,391
VCI Inc. (c)	95	3,319
WellCare Health Plans Inc. (c)	48	3,588
		168,583
INDUSTRIALS - 17.0%
Acuity Brands Inc.	47	6,525
AECOM Technology Corp. (c)	106	3,424
AGCO Corp.	95	5,368
Alaska Air Group Inc.	75	7,131
Alliant Techsystems Inc.	35	4,666
AO Smith Corp.	82	4,082
B/E Aerospace Inc. (c)	108	9,981
Belden Inc.	47	3,668
Carlisle Cos. Inc.	70	6,065
Civeo Corp. (c)	115	2,873
CLARCOR Inc.	56	3,442
Clean Harbors Inc. (c)	59	3,811
Con-Way Inc.	63	3,171
Copart Inc. (c)	123	4,414
Corporate Executive Board Co.	37	2,493
Corrections Corp. of America	127	4,183
Crane Co.	54	4,023
Deluxe Corp.	54	3,166
Donaldson Co. Inc.	142	6,011
Esterline Technologies Corp. (c)	35	4,008
Exelis Inc.	204	3,456
Fortune Brands Home & Security Inc.	181	7,239
FTI Consulting Inc. (c)	45	1,690
GATX Corp.	49	3,305
Genesee & Wyoming Inc. - Class A (c)	56	5,852
Graco Inc.	65	5,109
Granite Construction Inc.	41	1,463
Harsco Corp.	88	2,340
Herman Miller Inc.	66	2,000
HNI Corp. (e)	48	1,876
Hubbell Inc. - Class B	59	7,241
Huntington Ingalls Industries Inc.	54	5,079
IDEX Corp.	87	7,030
ITT Corp.	100	4,824
JB Hunt Transport Services Inc.	100	7,367
JetBlue Airways Corp. (c)	252	2,737
KBR Inc.	159	3,797
Kennametal Inc.	85	3,930
Kirby Corp. (c)	62	7,288
Landstar System Inc.	49	3,123
Lennox International Inc.	49	4,431
Lincoln Electric Holdings Inc.	87	6,091
Manpower Inc.	87	7,376
MSA Safety Inc.	35	2,013
MSC Industrial Direct Co. - Class A	52	4,954
Nordson Corp.	65	5,216
NOW Inc. (c)	115	4,181
Old Dominion Freight Line Inc. (c)	75	4,777
Oshkosh Corp. (e)	93	5,157
Regal-Beloit Corp.	48	3,803
Rollins Inc.	72	2,147
RR Donnelley & Sons Co.	219	3,708
SPX Corp.	47	5,124
Terex Corp.	119	4,893
Timken Co.	83	5,616

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Towers Watson & Co. - Class A	69	7,205
Trinity Industries Inc.	169	7,394
Triumph Group Inc.	56	3,938
United Rentals Inc. (c)	106	11,109
URS Corp.	75	3,424
Valmont Industries Inc. (e)	29	4,413
Wabtec Corp.	105	8,692
Waste Connections Inc.	135	6,572
Watsco Inc.	29	2,992
Werner Enterprises Inc.	49	1,297
Woodward Governor Co.	64	3,217
		308,991
INFORMATION TECHNOLOGY - 15.8%
3D Systems Corp. (c) (e)	112	6,676
ACI Worldwide Inc. (c)	42	2,361
Acxiom Corp. (c)	84	1,817
ADTRAN Inc.	60	1,359
Advanced Micro Devices Inc. (c) (e)	711	2,978
Advent Software Inc.	45	1,458
Ansys Inc. (c)	101	7,669
AOL Inc. (c)	87	3,443
Arris Group Inc. (c)	131	4,248
Arrow Electronics Inc. (c)	108	6,500
Atmel Corp. (c)	457	4,281
Avnet Inc.	151	6,697
Broadridge Financial Solutions Inc.	132	5,492
Cadence Design Systems Inc. (c)	316	5,534
Ciena Corp. (c)	114	2,479
CommVault Systems Inc. (c)	48	2,355
Compuware Corp.	242	2,420
Concur Technologies Inc. (c)	52	4,882
Convergys Corp.	108	2,312
Conversant Inc. (c)	70	1,775
CoreLogic Inc. (c)	101	3,059
Cree Inc. (c)	133	6,652
Cypress Semiconductor Corp. (e)	160	1,748
Diebold Inc.	71	2,855
DST Systems Inc.	37	3,448
Equinix Inc. (c)	54	11,414
FactSet Research Systems Inc. (e)	43	5,144
Fair Isaac Corp.	37	2,379
Fairchild Semiconductor International Inc. (c)	133	2,076
FEI Co.	45	4,117
Fortinet Inc. (c)	147	3,689
Gartner Inc. - Class A (c)	98	6,876
Global Payments Inc.	77	5,635
Informatica Corp. (c)	120	4,283
Ingram Micro Inc. - Class A (c)	169	4,938
Integrated Device Technology Inc. (c)	146	2,250
InterDigital Inc.	45	2,138
International Rectifier Corp. (c)	79	2,193
Intersil Corp. - Class A	137	2,041
Itron Inc. (c)	44	1,790
Jack Henry & Associates Inc.	92	5,464
JDS Uniphase Corp. (c)	257	3,209
Knowles Corp. (c)	91	2,801
Leidos Holdings Inc.	69	2,652
Lexmark International Inc. - Class A	68	3,287
Mentor Graphics Corp.	107	2,303
MICROS Systems Inc. (c)	81	5,490
National Instruments Corp.	107	3,460
NCR Corp. (c)	183	6,435
NeuStar Inc. - Class A (c) (e)	65	1,699
Plantronics Inc.	46	2,215
Polycom Inc. (c)	146	1,830
PTC Inc. (c)	128	4,951
Rackspace Hosting Inc. (c)	127	4,291
RF Micro Devices Inc. (c)	314	3,011
Riverbed Technology Inc. (c)	176	3,628
Rovi Corp. (c)	103	2,466
Science Applications International Corp.	46	2,012
Semtech Corp. (c)	73	1,905
Silicon Laboratories Inc. (c)	43	2,142
Skyworks Solutions Inc.	207	9,712
SolarWinds Inc. (c)	70	2,710
Solera Holdings Inc.	74	4,980
SunEdison Inc. (c)	269	6,076
Synopsys Inc. (c)	169	6,560
Tech Data Corp. (c)	41	2,575
Teradyne Inc. (e)	213	4,183
TIBCO Software Inc. (c)	164	3,303
Trimble Navigation Ltd. (c)	285	10,513
VeriFone Systems Inc. (c)	121	4,457
Vishay Intertechnology Inc.	148	2,298
WEX Inc. (c)	42	4,385
Zebra Technologies Corp. - Class A (c)	55	4,547
		287,011
MATERIALS - 7.4%
Albemarle Corp.	87	6,213
AptarGroup Inc.	70	4,721
Ashland Inc.	79	8,600
Cabot Corp.	64	3,728
Carpenter Technology Corp.	58	3,673
Cliffs Natural Resources Inc. (e)	164	2,471
Commercial Metals Co.	131	2,266
Compass Minerals International Inc.	36	3,439
Cytec Industries Inc.	39	4,138
Domtar Corp.	70	2,991
Eagle Materials Inc.	55	5,158
Greif Inc. - Class A	33	1,804
Louisiana-Pacific Corp. (c)	156	2,347
Martin Marietta Materials Inc.	50	6,561
Minerals Technologies Inc.	38	2,482
NewMarket Corp.	12	4,714
Olin Corp.	87	2,347
Packaging Corp. of America	107	7,672
PolyOne Corp.	102	4,313
Rayonier Advanced Materials Inc. (c)	45	1,758
Reliance Steel & Aluminum Co.	85	6,257
Rock-Tenn Co. - Class A	78	8,270
Royal Gold Inc.	70	5,328
RPM International Inc.	146	6,720
Scotts Miracle-Gro Co. - Class A	47	2,677
Sensient Technologies Corp.	54	3,031
Silgan Holdings Inc.	47	2,380
Sonoco Products Co.	110	4,830
Steel Dynamics Inc.	244	4,387
Valspar Corp.	85	6,453
Worthington Industries Inc.	57	2,446
		134,175
TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc.	109	2,858
tw telecom inc. (c)	149	6,006
		8,864
UTILITIES - 4.7%
Alliant Energy Corp.	121	7,371
Aqua America Inc.	194	5,076
Atmos Energy Corp.	109	5,846
Black Hills Corp.	48	2,928
Cleco Corp.	65	3,825
Great Plains Energy Inc.	165	4,444
Hawaiian Electric Industries Inc. (e)	110	2,790

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
IDACORP Inc.	54	3,114
MDU Resources Group Inc.	209	7,342
National Fuel Gas Co.	92	7,182
OGE Energy Corp.	217	8,493
ONE Gas Inc.	57	2,166
PNM Resources Inc.	87	2,546
Questar Corp.	188	4,668
UGI Corp.	126	6,348
Vectren Corp.	88	3,760
Westar Energy Inc.	141	5,381
WGL Holdings Inc.	56	2,421
		85,701
Total Common Stocks (cost $1,306,636)		1,764,595

SHORT TERM INVESTMENTS - 7.8%
Investment Companies - 2.4%
JNL Money Market Fund, 0.01% (a) (h)	43,981	43,981
Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	95,821	95,821
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 09/11/14 (o)	$2,445	2,445
Total Short Term Investments (cost $142,247)		142,247
Total Investments - 104.9% (cost $1,448,883)		1,906,842
Other Assets and Liabilities, Net - (4.9%)		(88,725)
Total Net Assets - 100.0%		$1,818,117

Portfolio Composition:	Percentage of Total Investments
Financials	20.2%
Industrials	16.2
Information Technology	15.1
Consumer Discretionary	12.0
Health Care	8.8
Materials	7.0
Energy	5.0
Utilities	4.5
Consumer Staples	3.2
Telecommunication Services	0.5
Short Term Investments	7.5
Total Investments	100.0%

JNL/Mellon Capital Small Cap Index Fund

	Shares/Par †	Value
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 13.1%
1-800-Flowers.com Inc. - Class A (c)	26	$148
2U Inc. (c)	10	175
Aeropostale Inc. (c) (e)	82	286
AH Belo Corp. - Class A	22	261
AMC Entertainment Holdings Inc - Class A	23	575
America’s Car-Mart Inc. (c) (e)	9	361
American Axle & Manufacturing Holdings Inc. (c)	76	1,427
American Eagle Outfitters Inc.	198	2,218
American Public Education Inc. (c)	19	662
Ann Inc. (c)	51	2,106
Arctic Cat Inc.	14	536
Asbury Automotive Group Inc. (c)	33	2,246
Ascent Capital Group Inc. (c)	15	1,022
Barnes & Noble Inc. (c)	44	1,009
Beazer Homes USA Inc. (c)	26	547
Bebe Stores Inc.	41	125
Big 5 Sporting Goods Corp.	16	202
Biglari Holdings Inc. (c)	2	638
BJ’s Restaurants Inc. (c)	26	904
Black Diamond Inc. (c) (e)	26	290
Bloomin’ Brands Inc. (c)	81	1,823
Blue Nile Inc. (c)	13	360
Bob Evans Farms Inc.	26	1,318
Bon-Ton Stores Inc. (e)	13	137
Boyd Gaming Corp. (c)	82	996
Bravo Brio Restaurant Group Inc. (c)	22	348
Bridgepoint Education Inc. (c)	14	185
Bright Horizons Family Solutions Inc. (c)	32	1,366
Brown Shoe Co. Inc.	47	1,332
Brunswick Corp.	100	4,197
Buckle Inc. (e)	31	1,395
Buffalo Wild Wings Inc. (c)	20	3,337
Build-A-Bear Workshop Inc. (c)	13	171
Burlington Stores Inc. (c)	30	951
Caesars Acquisition Co. - Class A (c)	46	575
Caesars Entertainment Corp. (c) (e)	54	979
Callaway Golf Co.	84	700
Capella Education Co.	12	658
Career Education Corp. (c)	72	335
Carmike Cinemas Inc. (c)	26	921
Carriage Services Inc.	16	273
Carrol’s Restaurant Group Inc. (c)	37	266
Cato Corp. - Class A	31	969
Cavco Industries Inc. (c)	9	797
Central European Media Entertainment Ltd. - Class A (c) (e)	84	237
Cheesecake Factory Inc.	53	2,472
Childrens Place Retail Stores Inc. (e)	24	1,169
Christopher & Banks Corp. (c)	45	392
Churchill Downs Inc.	14	1,291
Chuy’s Holdings Inc. (c)	18	645
Citi Trends Inc. (c)	19	399
ClubCorp Holdings Inc.	22	401
Collectors Universe Inc.	7	141
Columbia Sportswear Co.	14	1,148
Conn’s Inc. (c) (e)	29	1,445
Container Store Group Inc. (c) (e)	18	505
Cooper Tire & Rubber Co.	68	2,039
Cooper-Standard Holding Inc. (c)	14	921
Core-Mark Holding Co. Inc.	25	1,156
Coupons.com Inc. (c)	12	323
Cracker Barrel Old Country Store Inc.	20	2,025
Crocs Inc. (c)	93	1,404
Crown Media Holdings Inc. - Class A (c)	31	111
CSS Industries Inc.	10	275
Culp Inc.	8	143
Cumulus Media Inc. - Class A (c)	142	938
Daily Journal Corp. (c) (e)	1	238
Dana Holding Corp.	167	4,080
Del Frisco’s Restaurant Group Inc. (c)	25	678
Denny’s Corp. (c)	95	616
Destination Maternity Corp.	14	319
Destination XL Group Inc. (c)	48	266
Dex Media Inc. (c) (e)	22	241
Diamond Resorts International Inc. (c)	37	856
DineEquity Inc.	18	1,437
Dixie Group Inc. - Class A (c)	16	165
Dorman Products Inc. (c) (e)	27	1,345
Drew Industries Inc.	25	1,256
Education Management Corp. (c) (e)	27	46
Einstein Noah Restaurant Group Inc.	12	190
Empire Resorts Inc. (c)	16	113
Entercom Communications Corp. - Class A (c)	28	301
Entravision Communications Corp. - Class A	62	389

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Eros International Plc (c)	20	302
Escalade Inc.	10	166
Ethan Allen Interiors Inc.	27	672
EW Scripps Co. - Class A (c)	34	725
Express Inc. (c)	93	1,583
Famous Dave’s Of America Inc. (c)	5	140
Federal-Mogul Corp. (c)	30	613
Fiesta Restaurant Group Inc. (c)	28	1,314
Finish Line Inc. - Class A	51	1,530
Five Below Inc. (c) (e)	57	2,269
Flexsteel Industries Inc.	5	171
Fox Factory Holding Corp. (c)	10	178
Francesca’s Holdings Corp. (c) (e)	45	665
Fred’s Inc. - Class A	40	615
FTD Cos. Inc. (c)	21	678
Fuel Systems Solutions Inc. (c)	14	158
G-III Apparel Group Ltd. (c)	19	1,544
Gaiam Inc. - Class A (c)	16	120
Genesco Inc. (c)	26	2,116
Gentherm Inc. (c)	38	1,672
Global Sources Ltd. (c) (e)	18	152
Grand Canyon Education Inc. (c)	50	2,279
Gray Television Inc. (c)	57	744
Group 1 Automotive Inc.	26	2,165
Guess? Inc.	62	1,687
Harte-Hanks Inc.	48	348
Haverty Furniture Cos. Inc.	22	554
Helen of Troy Ltd. (c)	31	1,857
Hemisphere Media Group Inc. - Class A (c) (e)	8	95
hhgregg Inc. (c) (e)	12	120
Hibbett Sports Inc. (c) (e)	28	1,496
Hillenbrand Inc.	67	2,170
Houghton Mifflin Harcourt Co. (c)	112	2,143
Hovnanian Enterprises Inc. - Class A (c) (e)	124	638
HSN Inc.	35	2,096
Iconix Brand Group Inc. (c)	49	2,112
Ignite Restaurant Group Inc. (c) (e)	9	132
Installed Building Products Inc. (c)	9	115
International Speedway Corp. - Class A	31	1,020
Interval Leisure Group Inc.	43	950
Intrawest Resorts Holdings Inc. (c)	20	226
iRobot Corp. (c) (e)	32	1,308
Isle of Capri Casinos Inc. (c)	21	177
ITT Educational Services Inc. (c) (e)	26	429
Jack in the Box Inc.	43	2,558
Jakks Pacific Inc. (e)	21	164
Jamba Inc. (c)	17	203
Johnson Outdoors Inc. - Class A	4	116
Journal Communications Inc. - Class A (c)	50	444
JTH Holding Inc. - Class A (c)	4	134
K12 Inc. (c)	36	872
KB Home	89	1,668
Kirkland’s Inc. (c)	16	295
Krispy Kreme Doughnuts Inc. (c) (e)	69	1,111
La Quinta Holdings Inc. (c)	45	862
La-Z-Boy Inc.	57	1,329
Lands’ End Inc. (c)	17	563
Leapfrog Enterprises Inc. - Class A (c) (e)	66	488
Lee Enterprises Inc. (c)	55	246
LGI Homes Inc. (c)	15	273
Libbey Inc. (c)	22	582
Life Time Fitness Inc. (c) (e)	44	2,138
LifeLock Inc. (c)	85	1,188
Lifetime Brands Inc.	11	173
Lithia Motors Inc. - Class A	24	2,262
Lumber Liquidators Holdings Inc. (c)	29	2,221
M/I Homes Inc. (c)	25	603
Malibu Boats Inc. - Class A (c)	9	181
Marcus Corp.	19	349
Marine Products Corp.	6	47
MarineMax Inc. (c)	27	445
Marriott Vacations Worldwide Corp. (c)	31	1,829
Martha Stewart Living Omnimedia Inc. - Class A (c)	27	126
Matthews International Corp. - Class A	29	1,213
Mattress Firm Holding Corp. (c) (e)	15	703
McClatchy Co. - Class A (c)	61	336
MDC Holdings Inc.	43	1,297
MDC Partners Inc.	43	921
Media General Inc. - Class A (c) (e)	56	1,156
Men’s Wearhouse Inc.	51	2,856
Meredith Corp.	38	1,852
Meritage Homes Corp. (c)	42	1,793
Modine Manufacturing Co. (c)	52	814
Monarch Casino & Resort Inc. (c)	9	133
Monro Muffler Brake Inc. (e)	34	1,787
Morgans Hotel Group Co. (c)	30	240
Motorcar Parts of America Inc. (c)	15	373
Movado Group Inc.	19	812
Multimedia Games Inc. (c)	33	968
Nathan’s Famous Inc. (c)	3	189
National CineMedia Inc.	65	1,135
Nautilus Inc. (c)	31	339
New Home Co. Inc. (c)	10	139
New Media Investment Group Inc. (c)	31	431
New York & Co. Inc. (c)	25	93
New York Times Co. - Class A (e)	147	2,236
Nexstar Broadcasting Group Inc. - Class A (e)	32	1,658
Noodles & Co. - Class A (c) (e)	11	388
NutriSystem Inc.	32	547
Office Depot Inc. (c)	567	3,227
Orbitz Worldwide Inc. (c)	54	477
Orient-Express Hotels Ltd. - Class A (c)	105	1,524
Outerwall Inc. (c) (e)	22	1,308
Overstock.com Inc. (c)	12	194
Oxford Industries Inc.	15	1,014
Pacific Sunwear of California Inc. (c)	41	97
Papa John’s International Inc.	32	1,368
Penn National Gaming Inc. (c)	80	970
Pep Boys-Manny Moe & Jack (c)	58	667
Perry Ellis International Inc. (c)	15	254
PetMed Express Inc. (e)	20	270
Pier 1 Imports Inc.	100	1,546
Pinnacle Entertainment Inc. (c)	62	1,570
Pool Corp.	48	2,722
Popeyes Louisiana Kitchen Inc. (c)	25	1,103
Potbelly Corp. (c) (e)	16	249
Quicksilver Inc. (c) (e)	145	521
Radio One Inc. - Class D (c)	24	120
ReachLocal Inc. (c) (e)	9	60
Reading International Inc. - Class A (c)	15	126
Red Robin Gourmet Burgers Inc. (c)	16	1,106
Regis Corp.	47	657
Remy International Inc. (e)	16	374
Rent-A-Center Inc.	58	1,668
Rentrak Corp. (c) (e)	11	557
Restoration Hardware Holdings Inc. (c)	33	3,031
RetailMeNot Inc. (c)	32	845
RG Barry Corp.	10	189
Ruby Tuesday Inc. (c)	63	480
Ruth’s Hospitality Group Inc.	37	459
Ryland Group Inc.	50	1,982
Saga Communications Inc. - Class A	4	171
Salem Communications Corp. - Class A	16	153
Scholastic Corp. (e)	30	1,023
Scientific Games Corp. - Class A (c)	53	585

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Sears Hometown and Outlet Stores Inc. (c) (e)	10	216
Select Comfort Corp. (c)	58	1,197
Sequential Brands Group Inc. (c)	17	241
SFX Entertainment Inc. (c) (e)	46	372
Shiloh Industries Inc. (c)	8	148
Shoe Carnival Inc.	17	348
Shutterfly Inc. (c)	43	1,832
Shutterstock Inc. (c) (e)	16	1,314
Sinclair Broadcast Group Inc. - Class A (e)	74	2,587
Sizmek Inc. (c)	28	262
Skechers U.S.A. Inc. - Class A (c)	42	1,938
Skullcandy Inc. (c)	25	182
Smith & Wesson Holding Corp. (c) (e)	60	868
Sonic Automotive Inc. - Class A	44	1,179
Sonic Corp. (c)	58	1,280
Sotheby’s - Class A	65	2,735
Spartan Motors Inc.	33	148
Speedway Motorsports Inc.	11	206
Sportsman’s Warehouse Holdings Inc. (c)	10	79
Stage Stores Inc.	36	670
Standard Motor Products Inc.	22	969
Standard-Pacific Corp. (c)	154	1,328
Stein Mart Inc.	31	434
Steiner Leisure Ltd. (c)	15	660
Steven Madden Ltd. (c)	62	2,132
Stoneridge Inc. (c)	29	311
Strattec Security Corp.	4	231
Strayer Education Inc. (c)	12	636
Sturm Ruger & Co. Inc.	21	1,248
Superior Industries International Inc.	26	537
Systemax Inc. (c)	13	191
Tenneco Inc. (c)	65	4,262
Texas Roadhouse Inc. - Class A	74	1,925
Tile Shop Holdings Inc. (c) (e)	29	450
Tilly’s Inc. - Class A (c)	10	81
Time Inc. (c)	112	2,716
Tower International Inc. (c)	21	784
TRI Pointe Homes Inc. (c) (e)	17	271
Tuesday Morning Corp. (c)	44	788
Tumi Holdings Inc. (c)	54	1,091
UCP Inc - Class A (c)	8	112
Unifi Inc. (c)	17	463
Universal Electronics Inc. (c)	18	872
Universal Technical Institute Inc.	24	291
Vail Resorts Inc.	39	2,990
ValueVision Media Inc. (c)	49	242
Vera Bradley Inc. (c) (e)	24	519
Vince Holding Corp. (c)	12	440
Vitacost.com Inc. (c)	21	134
Vitamin Shoppe Inc. (c)	33	1,427
VOXX International Corp. - Class A (c)	21	202
WCI Communities Inc (c)	12	236
Weight Watchers International Inc.	28	568
West Marine Inc. (c)	17	172
Weyco Group Inc.	7	179
William Lyon Homes - Class A (c)	19	564
Winmark Corp.	3	188
Winnebago Industries Inc. (c)	31	779
Wolverine World Wide Inc.	109	2,850
World Wrestling Entertainment Inc. - Class A (e)	33	389
Zoe’s Kitchen Inc. (c)	6	204
Zumiez Inc. (c)	23	638
		248,339
CONSUMER STAPLES - 3.1%
22nd Century Group Inc. (c)	43	131
Alico Inc.	3	120
Alliance One International Inc. (c)	98	244
Andersons Inc.	30	1,568
Annie’s Inc. (c)	18	607
B&G Foods Inc.	57	1,878
Boston Beer Co. Inc. - Class A (c)	9	2,009
Boulder Brands Inc. (c)	68	958
Cal-Maine Foods Inc.	16	1,220
Calavo Growers Inc.	13	428
Casey’s General Stores Inc.	41	2,883
Central Garden & Pet Co. - Class A (c)	50	463
Chefs’ Warehouse Inc. (c)	17	343
Chiquita Brands International Inc. (c)	51	552
Coca-Cola Bottling Co.	5	389
Craft Brewers Alliance Inc. (c)	12	138
Darling Ingredients Inc. (c)	173	3,607
Dean Foods Co.	95	1,672
Diamond Foods Inc. (c)	23	656
Elizabeth Arden Inc. (c)	29	620
Fairway Group Holdings Corp. - Class A (c) (e)	17	115
Farmer Bros. Co. (c)	7	158
Female Health Co. (e)	21	118
Fresh Del Monte Produce Inc.	39	1,183
Harbinger Group Inc. (c)	86	1,095
IGI Laboratories Inc. (c)	30	158
Ingles Markets Inc. - Class A	14	357
Inter Parfums Inc.	18	532
Inventure Foods Inc. (c)	18	199
J&J Snack Foods Corp.	16	1,539
John B. Sanfilippo & Son Inc.	8	216
Lancaster Colony Corp.	20	1,910
Liberator Medical Holdings Inc.	33	123
Lifeway Foods Inc. (c)	5	75
Limoneira Co.	10	216
Medifast Inc. (c)	14	413
National Beverage Corp. (c)	11	201
Natural Grocers by Vitamin Cottage Inc. (c)	10	216
Nature’s Sunshine Products Inc.	10	173
Nutraceutical International Corp. (c)	11	252
Oil-Dri Corp. of America	6	180
Omega Protein Corp. (c)	20	270
Orchids Paper Products Co.	9	275
Pantry Inc. (c)	28	457
Post Holdings Inc. (c)	47	2,389
Prestige Brands Holdings Inc. (c)	55	1,857
PriceSmart Inc.	20	1,738
Revlon Inc. - Class A (c)	13	405
Roundy’s Inc.	29	162
Sanderson Farms Inc.	25	2,428
Seneca Foods Corp. - Class A (c)	8	252
Snyders-Lance Inc.	52	1,375
SpartanNash Co.	39	830
SUPERVALU Inc. (c)	219	1,803
Susser Holdings Corp. (c)	19	1,573
Synutra International Inc. (c) (e)	22	150
The Fresh Market Inc. (c)	44	1,457
Tootsie Roll Industries Inc. (e)	21	612
TreeHouse Foods Inc. (c)	40	3,178
United Natural Foods Inc. (c)	54	3,504
Universal Corp.	26	1,414
USANA Health Sciences Inc. (c) (e)	7	514
Vector Group Ltd. (e)	70	1,448
Village Super Market Inc. - Class A	7	175
WD-40 Co.	16	1,202
Weis Markets Inc.	11	515
		59,898
ENERGY - 6.3%
Abraxas Petroleum Corp. (c)	95	595

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Adams Resources & Energy Inc.	3	217
Alon USA Energy Inc.	26	319
Alpha Natural Resources Inc. (c) (e)	248	920
American Eagle Energy Corp. (c)	32	189
Amyris Inc. (c) (e)	24	91
Apco Oil And Gas International Inc. (c)	11	165
Approach Resources Inc. (c) (e)	42	947
Arch Coal Inc. (e)	241	879
Ardmore Shipping Corp.	18	254
Basic Energy Services Inc. (c)	34	983
Bill Barrett Corp. (c)	53	1,428
Bonanza Creek Energy Inc. (c)	35	1,989
BPZ Resources Inc. (c) (e)	134	414
Bristow Group Inc.	38	3,058
C&J Energy Services Inc. (c)	49	1,643
Callon Petroleum Co. (c)	46	540
CARBO Ceramics Inc. (e)	21	3,242
Carrizo Oil & Gas Inc. (c)	48	3,357
CHC Group Ltd. (c) (e)	39	329
Clayton Williams Energy Inc. (c)	7	908
Clean Energy Fuels Corp. (c) (e)	77	908
Cloud Peak Energy Inc. (c)	65	1,197
Comstock Resources Inc.	52	1,503
Contango Oil & Gas Co. (c)	18	779
Dawson Geophysical Co.	10	272
Delek US Holdings Inc.	62	1,757
DHT Holdings Inc.	71	508
Diamondback Energy Inc. (c)	40	3,529
Dorian LPG Ltd. (c)	7	171
Emerald Oil Inc. (c) (e)	63	485
Energy XXI Bermuda Ltd. (e)	99	2,345
Equal Energy Ltd. (e)	38	209
Era Group Inc. (c)	21	596
Evolution Petroleum Corp.	20	216
EXCO Resources Inc. (e)	162	956
Exterran Holdings Inc.	63	2,820
Forest Oil Corp. (c) (e)	125	284
Forum Energy Technologies Inc. (c)	63	2,278
Frontline Ltd. (c) (e)	70	204
FX Energy Inc. (c) (e)	67	241
GasLog Ltd.	44	1,412
Gastar Exploration Inc. (c)	65	564
Geospace Technologies Corp. (c)	14	778
Glori Energy Inc. (c)	13	138
Goodrich Petroleum Corp. (c) (e)	35	957
Green Plains Inc.	39	1,292
Gulf Island Fabrication Inc.	16	353
Gulfmark Offshore Inc. - Class A	30	1,359
Halcon Resources Corp. (c) (e)	277	2,016
Hallador Energy Co.	6	62
Harvest Natural Resources Inc. (c)	44	217
Helix Energy Solutions Group Inc. (c)	112	2,959
Hercules Offshore Inc. (c) (e)	166	668
Hornbeck Offshore Services Inc. (c) (e)	38	1,797
ION Geophysical Corp. (c)	146	615
Isramco Inc. (c)	1	123
Jones Energy Inc. - Class A (c)	12	241
Key Energy Services Inc. (c)	141	1,286
Knightsbridge Tankers Ltd.	31	433
Kodiak Oil & Gas Corp. (c)	284	4,132
Magnum Hunter Resources Corp. (c)	211	1,727
Matador Resources Co. (c)	78	2,274
Matrix Service Co. (c)	27	901
McDermott International Inc. (c)	242	1,954
Midstates Petroleum Co. Inc. (c) (e)	39	285
Miller Energy Resources Inc. (c) (e)	33	213
Mitcham Industries Inc. (c)	16	220
Natural Gas Services Group Inc. (c)	14	463
Navios Maritime Acq Corp.	84	310
Newpark Resources Inc. (c)	95	1,178
Nordic American Tankers Ltd. (e)	97	924
North Atlantic Drilling Ltd. (e)	79	834
Northern Oil and Gas Inc. (c) (e)	65	1,061
Nuverra Environmental Solutions Inc. (c) (e)	16	315
Pacific Ethanol Inc. (c)	21	319
Panhandle Oil and Gas Inc. - Class A	7	412
Parker Drilling Co. (c)	131	856
Parsley Energy Inc. - Class A (c)	51	1,224
PDC Energy Inc. (c)	39	2,445
Penn Virginia Corp. (c)	69	1,178
PetroQuest Energy Inc. (c)	66	499
PHI Inc. (c)	14	627
Pioneer Energy Services Corp. (c)	70	1,235
Quicksilver Resources Inc. (c) (e)	144	386
Renewable Energy Group Inc. (c)	36	415
Rentech Inc. (c)	235	608
Resolute Energy Corp. (c)	74	641
Rex Energy Corp. (c)	51	909
Rex Stores Corp. (c)	6	431
RigNet Inc. (c)	13	699
Ring Energy Inc. (c)	19	330
Rosetta Resources Inc. (c)	67	3,653
RSP Permian Inc. (c)	25	819
Sanchez Energy Corp. (c) (e)	48	1,813
Scorpio Tankers Inc.	207	2,103
SEACOR Holdings Inc. (c)	22	1,799
SemGroup Corp. - Class A	46	3,612
Ship Finance International Ltd.	63	1,178
Solazyme Inc. (c) (e)	80	938
Stone Energy Corp. (c)	59	2,771
Swift Energy Co. (c) (e)	45	585
Synergy Resources Corp. (c)	70	930
Teekay Tankers Ltd. - Class A	75	322
Tesco Corp.	37	785
Tetra Technologies Inc. (c)	89	1,047
TransAtlantic Petroleum Ltd. (c)	23	262
Triangle Petroleum Corp. (c) (e)	80	942
VAALCO Energy Inc. (c)	53	386
Vantage Drilling Co. (c) (e)	226	435
Vertex Energy Inc. (c)	12	120
W&T Offshore Inc.	38	624
Warren Resources Inc. (c)	73	450
Western Refining Inc.	57	2,129
Westmoreland Coal Co. (c)	12	448
Willbros Group Inc. (c)	45	555
		119,706
FINANCIALS - 22.6%
1st Source Corp.	17	518
1st United Bancorp Inc.	31	266
Acadia Realty Trust	59	1,653
AG Mortgage Investment Trust Inc.	31	590
Agree Realty Corp.	15	455
Alexander & Baldwin Inc.	52	2,140
Alexander’s Inc.	2	851
Altisource Asset Management Corp. (c)	1	1,036
Altisource Portfolio Solutions SA (c)	15	1,700
Altisource Residential Corp. - Class B	63	1,648
Ambac Financial Group Inc. (c)	49	1,327
American Assets Trust Inc.	37	1,273
American Capital Mortgage Investment Corp.	55	1,093
American Equity Investment Life Holding Co.	79	1,939
American National Bankshares Inc.	9	189
American Realty Capital Healthcare Trust Inc.	172	1,875
American Residential Properties Inc. (c)	33	627
Ameris Bancorp	27	576

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Amerisafe Inc.	20	819
Ames National Corp. (e)	9	206
AmREIT Inc. - Class B	22	407
AmTrust Financial Services Inc. (e)	32	1,340
Anworth Mortgage Asset Corp.	145	749
Apollo Commercial Real Estate Finance Inc.	48	784
Apollo Residential Mortgage Inc.	33	557
Ares Commercial Real Estate Corp.	30	372
Argo Group International Holdings Ltd.	28	1,428
Arlington Asset Investment Corp. - Class A (e)	21	563
Armada Hoffler Properties Inc.	21	207
ARMOUR Residential REIT Inc. (e)	381	1,649
Arrow Financial Corp.	11	284
Ashford Hospitality Prime Inc.	27	458
Ashford Hospitality Trust Inc.	68	783
Associated Estates Realty Corp.	61	1,107
Astoria Financial Corp.	97	1,302
Atlas Financial Holdings Inc. (c)	12	181
AV Homes Inc. (c)	9	149
Aviv REIT Inc.	21	580
Baldwin & Lyons Inc. - Class B	10	272
Banc of California Inc.	31	343
BancFirst Corp.	8	482
Banco Latinoamericano de Comercio Exterior SA - Class E	32	959
Bancorp Inc. (c)	36	429
BancorpSouth Inc.	104	2,558
Bank Mutual Corp.	55	321
Bank of Kentucky Financial Corp.	8	270
Bank of Marin Bancorp	7	313
Bank of the Ozarks Inc.	84	2,812
BankFinancial Corp.	19	216
Banner Corp.	22	853
BBCN Bancorp Inc.	87	1,380
BBX Capital Corp. - Class A (c)	6	114
Beneficial Mutual Bancorp Inc. (c)	33	442
Berkshire Hills Bancorp Inc.	27	638
BGC Partners Inc. - Class A	183	1,365
BNC Bancorp	21	360
BofI Holding Inc. (c)	15	1,106
Boston Private Financial Holdings Inc.	88	1,179
Bridge Bancorp Inc.	13	314
Bridge Capital Holdings (c)	12	293
Brookline Bancorp Inc.	78	730
Bryn Mawr Bank Corp.	15	446
Calamos Asset Management Inc. - Class A	17	224
Camden National Corp.	9	337
Campus Crest Communities Inc.	71	612
Capital Bank Financial Corp. - Class A (c)	27	642
Capital City Bank Group Inc. (e)	12	171
Capitol Federal Financial Inc.	153	1,857
Capstead Mortgage Corp. (e)	105	1,378
Cardinal Financial Corp.	34	625
CareTrust REIT Inc. (c)	22	438
Cascade Bancorp (c)	28	146
Cash America International Inc.	30	1,333
CatchMark Timber Trust Inc. - Class A (e)	13	182
Cathay General Bancorp	86	2,199
Cedar Shopping Centers Inc.	82	510
Center Bancorp Inc. (e)	12	230
CenterState Banks of Florida Inc.	37	420
Central Pacific Financial Corp.	19	369
Century Bancorp Inc. - Class A	3	104
Chambers Street Properties	254	2,041
Charter Financial Corp.	22	249
Chatham Lodging Trust	27	589
Chemical Financial Corp.	32	913
Chesapeake Lodging Trust	53	1,610
CIFC Corp. (e)	8	68
Citizens & Northern Corp.	15	283
Citizens Inc. - Class A (c) (e)	49	365
City Holdings Co.	17	774
Clifton Bancorp Inc.	28	349
CNB Financial Corp.	17	281
CNO Financial Group Inc.	232	4,135
CoBiz Financial Inc.	36	387
Cohen & Steers Inc. (e)	21	894
Colony Financial Inc.	99	2,305
Columbia Banking System Inc.	56	1,469
Community Bank System Inc.	44	1,582
Community Trust Bancorp Inc.	17	587
CommunityOne Bancorp (c)	8	78
ConnectOne Bancorp Inc. (c)	4	219
Consolidated-Tomoka Land Co.	6	272
Consumer Portfolio Services Inc. (c)	23	176
CorEnergy Infrastructure Trust Inc.	33	242
Coresite Realty Corp.	23	761
Cousins Properties Inc.	210	2,615
Cowen Group Inc. - Class A (c)	111	467
Crawford & Co. - Class B	26	266
Credit Acceptance Corp. (c)	8	925
CU Bancorp (c)	9	167
CubeSmart	153	2,799
Customers Bancorp Inc. (c)	27	540
CVB Financial Corp.	112	1,800
CyrusOne Inc.	22	541
CYS Investments Inc.	180	1,624
DCT Industrial Trust Inc.	346	2,842
Diamond Hill Investment Group Inc.	3	413
DiamondRock Hospitality Co.	209	2,673
Dime Community Bancshares Inc.	33	515
Donegal Group Inc. - Class A	7	110
DuPont Fabros Technology Inc.	67	1,801
Dynex Capital Inc.	57	505
Eagle Bancorp Inc. (c)	24	825
EastGroup Properties Inc.	33	2,117
Education Realty Trust Inc.	123	1,317
eHealth Inc. (c)	21	789
EMC Insurance Group Inc.	5	141
Empire State Realty Trust Inc. - Class A	97	1,606
Employer Holdings Inc.	35	746
Enstar Group Ltd. (c)	9	1,376
Enterprise Bancorp Inc.	7	144
Enterprise Financial Services Corp.	23	412
EPR Properties	57	3,165
Equity One Inc.	68	1,596
ESB Financial Corp.	15	188
Essent Group Ltd. (c)	43	872
EverBank Financial Corp.	97	1,948
Evercore Partners Inc. - Class A	35	2,036
Excel Trust Inc. (e)	52	699
EZCorp Inc. - Class A (c)	52	605
FBL Financial Group Inc. - Class A	10	462
FBR & Co. (c)	10	277
Federal Agricultural Mortgage Corp. - Class C	12	363
Federated National Holding Co.	12	297
FelCor Lodging Trust Inc.	137	1,439
Fidelity & Guaranty Life	13	301
Fidelity Southern Corp.	17	221
Financial Engines Inc. (e)	54	2,460
Financial Institutions Inc.	16	369
First American Financial Corp.	114	3,165
First Bancorp Inc. (c)	110	596
First Bancorp Inc.	11	185
First Bancorp Inc.	23	418
First Busey Corp.	82	477

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
First Business Financial Services Inc.	4	192
First Cash Financial Services Inc. (c)	31	1,779
First Citizens BancShares Inc. - Class A	8	1,885
First Commonwealth Financial Corp.	103	951
First Community Bancshares Inc.	21	294
First Connecticut Bancorp Inc.	17	279
First Defiance Financial Corp.	12	339
First Financial Bancorp	64	1,096
First Financial Bankshares Inc. (e)	69	2,156
First Financial Corp.	13	409
First Financial Northwest Inc.	15	160
First Industrial Realty Trust Inc.	117	2,210
First Interstate BancSystem Inc. - Class A	20	534
First Merchants Corp.	37	791
First Midwest Bancorp Inc.	80	1,367
First NBC Bank Holding Co. (c)	15	514
First of Long Island Corp.	9	352
First Potomac Realty Trust	65	853
FirstMerit Corp.	179	3,539
Flagstar Bancorp Inc. (c)	22	396
Flushing Financial Corp.	34	694
FNB Corp.	177	2,268
Forestar Group Inc. (c)	36	683
Fox Chase Bancorp Inc.	11	193
Franklin Financial Corp. (c)	10	224
Franklin Street Properties Corp.	99	1,241
FXCM Inc. - Class A (e)	48	720
Gain Capital Holdings Inc.	25	193
GAMCO Investors Inc.	6	519
Geo Group Inc.	77	2,757
German American Bancorp Inc.	14	390
Getty Realty Corp.	28	536
GFI Group Inc.	67	222
Glacier Bancorp Inc.	79	2,230
Gladstone Commercial Corp. (e)	19	343
Glimcher Realty Trust	156	1,692
Global Indemnity Plc (c)	10	256
Government Properties Income Trust	58	1,482
Gramercy Property Trust Inc. (e)	124	750
Great Southern Bancorp Inc.	10	328
Green Dot Corp. - Class A (c)	33	625
Greenhill & Co. Inc. (e)	30	1,485
Greenlight Capital Re Ltd. - Class A (c)	32	1,052
Guaranty Bancorp	13	187
Hallmark Financial Services Inc. (c)	12	132
Hampton Roads Bankshares Inc. (c) (e)	30	51
Hancock Holding Co.	88	3,099
Hanmi Financial Corp.	35	743
Hannon Armstrong Sustainable Infrastructure Capital Inc. (e)	19	266
Hatteras Financial Corp.	98	1,944
HCI Group Inc. (e)	10	425
Healthcare Realty Trust Inc.	105	2,665
Heartland Financial USA Inc.	17	411
Heritage Commerce Corp.	19	157
Heritage Financial Corp.	34	546
Heritage Insurance Holdings Inc. (c)	7	107
Heritage Oaks BanCorp (c)	20	156
Hersha Hospitality Trust	214	1,436
HFF Inc. - Class A	36	1,324
Highwoods Properties Inc.	96	4,028
Hilltop Holdings Inc. (c)	75	1,585
Home Bancshares Inc.	57	1,882
Home Loan Servicing Solutions Ltd.	76	1,727
HomeStreet Inc.	15	273
HomeTrust Bancshares Inc. (c)	21	336
Horace Mann Educators Corp.	44	1,361
Horizon BanCorp	9	186
Hudson Pacific Properties Inc.	58	1,477
Hudson Valley Holding Corp.	19	340
IberiaBank Corp.	32	2,242
ICG Group Inc. (c)	43	899
Independence Holding Co.	6	79
Independent Bank Corp.	25	961
Independent Bank Corp.	24	303
Independent Bank Group Inc.	10	529
Infinity Property & Casualty Corp.	13	855
Inland Real Estate Corp.	97	1,029
International Bancshares Corp.	58	1,578
INTL FCStone Inc. (c)	16	322
Invesco Mortgage Capital Inc.	131	2,279
Investment Technology Group Inc. (c)	41	688
Investors Bancorp Inc.	371	4,095
Investors Real Estate Trust	115	1,055
iStar Financial Inc. (c)	93	1,398
Janus Capital Group Inc.	159	1,990
JGWPT Holdings Inc. - Class A (c) (e)	15	173
Kansas City Life Insurance Co.	5	214
KCG Holdings Inc. - Class A (c)	57	675
Kearny Financial Corp. (c)	17	264
Kemper Corp.	47	1,742
Kennedy-Wilson Holdings Inc.	76	2,043
Kite Realty Group Trust	139	856
Ladder Capital Corp. - Class A (c)	17	302
Ladenburg Thalmann Financial Services Inc. (c)	103	326
Lakeland Bancorp Inc.	39	425
Lakeland Financial Corp.	17	650
LaSalle Hotel Properties	111	3,913
Lexington Realty Trust	218	2,398
LTC Properties Inc.	37	1,450
Macatawa Bank Corp. (e)	21	106
Mack-Cali Realty Corp.	90	1,936
Maiden Holdings Ltd.	55	659
MainSource Financial Group Inc.	23	401
Manning & Napier Inc. - Class A	13	229
Marcus & Millichap Inc. (c)	7	184
MarketAxess Holdings Inc.	40	2,174
Marlin Business Services Inc.	10	175
MB Financial Inc.	59	1,590
Meadowbrook Insurance Group Inc.	57	408
Medical Properties Trust Inc.	188	2,488
Mercantile Bank Corp.	18	402
Merchants Bancshares Inc.	6	178
Meridian Interstate BanCorp Inc. (c)	10	253
Meta Financial Group Inc.	7	296
Metro Bancorp Inc. (c)	14	330
MGIC Investment Corp. (c)	360	3,326
Midsouth Bancorp Inc.	10	208
MidWestOne Financial Group Inc.	7	166
Moelis & Co. - Class A (c)	7	252
Monmouth Real Estate Investment Corp. - Class A (e)	59	593
Montpelier Re Holdings Ltd.	42	1,335
NASB Financial Inc. (e)	3	80
National Bank Holdings Corp. - Class A	44	876
National Bankshares Inc. (e)	8	240
National General Holdings Corp.	36	628
National Health Investors Inc.	35	2,191
National Interstate Corp.	6	175
National Penn Bancshares Inc.	125	1,326
National Western Life Insurance Co. - Class A	2	560
Navigators Group Inc. (c)	11	761
NBT Bancorp Inc.	48	1,155
Nelnet Inc. - Class A	22	922
New Residential Investment Corp	303	1,909

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
New York Mortgage Trust Inc. (e)	99	769
New York REIT Inc.	179	1,981
NewBridge Bancorp (c)	36	288
NewStar Financial Inc. (c)	27	384
Nicholas Financial Inc.	13	181
NMI Holdings Inc. - Class A (c)	51	540
Northfield Bancorp Inc.	56	730
Northrim BanCorp Inc.	8	207
Northwest Bancshares Inc.	105	1,429
OceanFirst Financial Corp.	14	234
OFG Bancorp (e)	51	931
Old Line Bancshares Inc.	9	138
Old National Bancorp	111	1,581
OmniAmerican Bancorp Inc.	13	313
One Liberty Properties Inc.	12	252
OneBeacon Insurance Group Ltd. - Class A	24	375
Oppenheimer Holdings Inc. - Class A	9	226
Opus Bank (c)	5	151
Oritani Financial Corp.	47	727
Owens Realty Mortgage Inc.	11	216
Pacific Continental Corp.	19	255
Pacific Premier Bancorp Inc. (c)	20	277
Palmetto Bancshares Inc (c)	4	56
Park National Corp. (e)	13	978
Park Sterling Corp.	45	297
Parkway Properties Inc.	75	1,556
Peapack Gladstone Financial Corp.	13	286
Pebblebrook Hotel Trust	67	2,467
Penns Woods Bancorp Inc.	6	277
Pennsylvania REIT	76	1,440
PennyMac Financial Services Inc. - Class A (c)	15	224
Pennymac Mortgage Investment Trust	79	1,731
Peoples Bancorp Inc.	11	288
Peoples Financial Services Corp.	8	394
PHH Corp. (c)	61	1,406
Phoenix Cos. Inc. (c)	7	343
Physicians Realty Trust	36	521
Pico Holdings Inc. (c)	23	556
Pinnacle Financial Partners Inc.	39	1,558
Piper Jaffray Cos. (c)	18	950
Platinum Underwriters Holdings Ltd.	29	1,862
Portfolio Recovery Associates Inc. (c)	53	3,177
Potlatch Corp.	43	1,792
Preferred Bank (c)	11	264
Primerica Inc.	58	2,789
PrivateBancorp Inc.	76	2,209
Prosperity Bancshares Inc.	74	4,636
Provident Financial Services Inc.	65	1,134
PS Business Parks Inc.	21	1,732
Pzena Investment Management Inc. - Class A	11	121
QTS Realty Trust Inc. - Class A	15	422
Radian Group Inc.	205	3,041
RAIT Financial Trust	88	728
Ramco-Gershenson Properties Trust	75	1,246
RCS Capital Corp. - Class A (e)	1	24
RE/MAX Holdings Inc. - Class A	12	359
Redwood Trust Inc. (e)	89	1,734
Regional Management Corp. (c)	11	175
Renasant Corp.	35	1,007
Republic Bancorp Inc. - Class A	11	269
Republic First Bancorp Inc. (c)	32	162
Resource America Inc. - Class A	13	126
Resource Capital Corp.	132	745
Retail Opportunity Investments Corp.	79	1,240
Rexford Industrial Realty Inc.	30	426
RLI Corp.	46	2,092
RLJ Lodging Trust	142	4,088
Rouse Properties Inc. (e)	39	666
Ryman Hospitality Properties Inc. (e)	47	2,283
S&T Bancorp Inc.	33	817
Sabra Healthcare REIT Inc.	49	1,420
Safeguard Scientifics Inc. (c)	22	452
Safety Insurance Group Inc.	14	724
Sandy Spring Bancorp Inc.	29	713
Saul Centers Inc.	9	433
Seacoast Banking Corp of Florida (c)	17	181
Select Income REIT	39	1,146
Selective Insurance Group Inc.	61	1,500
Sierra Bancorp	14	227
Silver Bay Realty Trust Corp.	40	651
Silvercrest Asset Management Group Inc. - Class A	6	100
Simmons First National Corp. - Class A	18	726
South State Corp.	26	1,569
Southside Bancshares Inc. (e)	21	608
Southwest Bancorp Inc.	23	384
Sovran Self Storage Inc.	36	2,758
Springleaf Holdings Inc. (c)	25	649
Square 1 Financial Inc. - Class A (c)	6	116
St. Joe Co. (c)	64	1,634
STAG Industrial Inc.	55	1,317
Starwood Waypoint Residential Trust (c)	40	1,042
State Auto Financial Corp.	17	403
State Bank Financial Corp.	36	602
Sterling Bancorp	92	1,101
Stewart Information Services Corp.	23	723
Stifel Financial Corp. (c)	69	3,250
Stock Yards Bancorp Inc.	16	471
Stonegate Bank	10	258
Stonegate Mortgage Corp. (c) (e)	15	208
Strategic Hotels & Resorts Inc. (c)	260	3,048
Suffolk Bancorp (c)	12	266
Summit Hotel Properties Inc.	91	962
Sun Bancorp Inc. (c)	38	152
Sun Communities Inc.	43	2,161
Sunstone Hotel Investors Inc.	199	2,974
Susquehanna Bancshares Inc.	200	2,112
SWS Group Inc. (c)	37	266
Symetra Financial Corp.	80	1,830
Talmer Bancorp Inc. (c)	20	271
Taylor Capital Group Inc. (c)	20	417
Tejon Ranch Co. (c)	14	448
Terreno Realty Corp.	33	645
Territorial Bancorp Inc.	12	244
Texas Capital Bancshares Inc. (c)	46	2,476
Third Point Reinsurance Ltd. (c)	59	899
Tiptree Financial Inc. - Class A	8	72
Tompkins Financial Corp.	16	763
TowneBank (e)	30	468
Trade Street Residential Inc.	19	145
Tree.com Inc. (c)	6	176
Trico Bancshares	18	420
Tristate Capital Holdings Inc. (c)	23	321
TrustCo Bank Corp.	105	699
Trustmark Corp.	72	1,775
UMB Financial Corp.	39	2,473
UMH Properties Inc.	22	221
Umpqua Holdings Corp.	178	3,183
Union Bankshares Corp.	47	1,203
United Bankshares Inc.	73	2,374
United Community Banks Inc.	53	867
United Community Financial Corp. (c)	51	212
United Financial Bancorp Inc.	54	731
United Fire Group Inc.	23	661
United Insurance Holdings Corp.	17	292
Universal Health Realty Income Trust	12	538

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Universal Insurance Holdings Inc.	33	427
Univest Corp. of Pennsylvania	16	338
Urstadt Biddle Properties Inc. - Class A	25	530
Valley National Bancorp	204	2,020
VantageSouth Bancshares Inc. (c) (e)	11	63
ViewPoint Financial Group Inc	44	1,184
Virtus Investment Partners Inc. (c)	7	1,563
Walker & Dunlop Inc. (c)	19	265
Walter Investment Management Corp. (c) (e)	39	1,167
Washington Federal Inc.	103	2,311
Washington REIT	71	1,851
Washington Trust Bancorp Inc.	16	597
Waterstone Financial Inc.	35	402
Webster Financial Corp.	97	3,073
WesBanco Inc.	29	889
West Bancorp Inc.	15	230
Westamerica Bancorp (e)	28	1,467
Western Alliance Bancorp (c)	81	1,919
Western Asset Mortgage Capital Corp.	43	606
Westwood Holdings Group Inc.	8	474
Whitestone REIT (e)	24	365
Wilshire Bancorp Inc.	77	795
Winthrop Realty Trust	39	591
Wintrust Financial Corp.	49	2,274
WisdomTree Investments Inc. (c) (e)	110	1,357
World Acceptance Corp. (c) (e)	8	608
WSFS Financial Corp.	9	694
Yadkin Financial Corp (c)	16	300
		427,935
HEALTH CARE - 12.9%
Abaxis Inc. (e)	25	1,109
Abiomed Inc. (c) (e)	44	1,100
Acadia HealthCare Co. Inc. (c)	40	1,801
ACADIA Pharmaceuticals Inc. (c) (e)	83	1,870
Accelerate Diagnostics Inc. (c)	24	613
Acceleron Pharma Inc. (c) (e)	17	579
Accuray Inc. (c) (e)	84	743
AcelRx Pharmaceuticals Inc (c) (e)	23	238
Achaogen Inc. (c)	7	101
Achillion Pharmaceuticals Inc. (c) (e)	106	800
Acorda Therapeutics Inc. (c)	44	1,478
Actinium Pharmaceuticals Inc. (c)	21	148
Addus HomeCare Corp. (c)	5	108
Aegerion Pharmaceuticals Inc. (c) (e)	32	1,039
Aerie Pharmaceuticals Inc. (c)	8	200
Affymetrix Inc. (c) (e)	80	709
Agenus Inc. (c)	64	207
Agios Pharmaceuticals Inc. (c) (e)	14	647
Air Methods Corp. (c)	42	2,183
Akebia Therapeutics Inc. (c)	8	221
Akorn Inc. (c)	66	2,203
Albany Molecular Research Inc. (c)	27	535
Alder Biopharmaceuticals Inc. (c)	8	163
Alimera Sciences Inc. (c) (e)	26	156
Alliance HealthCare Services Inc. (c)	4	118
Almost Family Inc. (c)	9	197
AMAG Pharmaceuticals Inc. (c) (e)	22	465
Amedisys Inc. (c) (e)	33	548
AMN Healthcare Services Inc. (c)	50	620
Ampio Pharmaceuticals Inc. (c) (e)	36	299
Amsurg Corp. (c)	35	1,594
Anacor Pharmaceuticals Inc. (c) (e)	35	617
Analogic Corp.	13	1,050
AngioDynamics Inc. (c)	28	460
ANI Pharmaceuticals Inc. (c)	7	241
Anika Therapeutics Inc. (c)	15	708
Antares Pharma Inc. (c) (e)	124	330
Applied Genetic Technologies Corp. (c)	5	114
Aratana Therapeutics Inc. (c) (e)	25	393
Arena Pharmaceuticals Inc. (c) (e)	244	1,429
Ariad Pharmaceuticals Inc. (c)	168	1,068
Array BioPharma Inc. (c)	129	589
Arrowhead Research Corp. (c)	53	755
AtriCure Inc. (c)	29	533
Atrion Corp.	2	575
Auspex Pharmaceuticals Inc. (c) (e)	9	197
Auxilium Pharmaceuticals Inc. (c) (e)	56	1,114
AVANIR Pharmaceuticals - Class A (c)	159	895
Bio-Path Holdings Inc. (c)	76	231
Bio-Reference Labs Inc. (c) (e)	27	816
BioCryst Pharmaceuticals Inc. (c)	71	909
BioDelivery Sciences International Inc. (c) (e)	44	534
BioScrip Inc. (c)	64	532
BioSpecifics Technologies Corp. (c)	4	103
BioTelemetry Inc. (c)	27	196
Biotime Inc. (c) (e)	33	100
Bluebird Bio Inc. (c) (e)	20	760
Cambrex Corp. (c)	34	700
Cantel Medical Corp.	36	1,316
Capital Senior Living Corp. (c)	31	748
Cara Therapeutics Inc. (c) (e)	6	101
Cardiovascular Systems Inc. (c)	27	853
Castlight Health Inc. - Class B (c)	13	204
Celldex Therapeutics Inc. (c) (e)	95	1,555
Cellular Dynamics International Inc. (c) (e)	10	150
Cempra Inc. (c) (e)	23	248
Cepheid Inc. (c)	74	3,555
Cerus Corp. (c) (e)	70	292
Chemed Corp. (e)	19	1,753
ChemoCentryx Inc. (c) (e)	33	192
Chimerix Inc. (c)	28	612
Chindex International Inc. (c)	14	321
Clovis Oncology Inc. (c)	26	1,075
Computer Programs & Systems Inc.	12	772
Conmed Corp.	29	1,282
Corcept Therapeutics Inc. (c) (e)	48	135
Corvel Corp. (c)	13	566
Cross Country Healthcare Inc. (c)	35	225
CryoLife Inc.	32	289
CTI BioPharma Corp. (c) (e)	135	379
Cyberonics Inc. (c)	29	1,789
Cynosure Inc. - Class A (c)	21	456
Cytokinetics Inc (c) (e)	38	181
Cytori Therapeutics Inc. (c) (e)	64	153
CytRx Corp. (c)	58	240
Dendreon Corp. (c) (e)	164	377
DepoMed Inc. (c)	64	890
Derma Sciences Inc. (c)	25	295
DexCom Inc. (c)	80	3,160
Dicerna Pharmaceuticals Inc. (c) (e)	4	87
Durata Therapeutics Inc. (c)	17	287
Dyax Corp. (c)	150	1,443
Dynavax Technologies Inc. (c) (e)	280	448
Egalet Corp. (c)	5	71
Eleven Biotherapeutics Inc. (c) (e)	5	66
Emergent BioSolutions Inc. (c)	30	676
Emeritus Corp. (c)	40	1,268
Enanta Pharmaceuticals Inc. (c)	11	459
Endocyte Inc. (c) (e)	38	251
Endologix Inc. (c)	69	1,047
Ensign Group Inc.	22	687
Enzo Biochem Inc. (c)	35	186
Epizyme Inc. (c) (e)	13	415
Esperion Therapeutics Inc. (c) (e)	5	77
Exact Sciences Corp. (c) (e)	90	1,540

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ExacTech Inc. (c)	9	234
ExamWorks Group Inc. (c)	36	1,140
Exelixis Inc. (c) (e)	206	698
Five Prime Therapeutics Inc. (c)	18	281
Five Star Quality Care Inc. (c)	43	218
Flexion Therapeutics Inc. (c)	5	67
Fluidigm Corp. (c)	29	845
Foundation Medicine Inc. (c) (e)	15	392
Furiex Pharmaceuticals Inc. (c)	8	808
Galectin Therapeutics Inc. (c)	19	256
Galena Biopharma Inc. (c) (e)	118	360
GenMark Diagnostics Inc. (c) (e)	42	563
Genocea Biosciences Inc. (c) (e)	4	80
Genomic Health Inc. (c)	18	502
Gentiva Health Services Inc. (c)	35	533
Geron Corp. (c) (e)	167	535
Globus Medical Inc. - Class A (c)	70	1,664
Greatbatch Inc. (c)	27	1,324
Haemonetics Corp. (c)	55	1,931
Halozyme Therapeutics Inc. (c) (e)	105	1,038
Hanger Orthopedic Group Inc. (c)	38	1,193
HealthSouth Corp.	95	3,412
HealthStream Inc. (c)	22	542
Healthways Inc. (c) (e)	34	589
HeartWare International Inc. (c)	18	1,620
Heron Therapeutics Inc. (c)	20	247
HMS Holdings Corp. (c)	94	1,925
Horizon Pharma Inc. (c) (e)	69	1,090
Hyperion Therapeutics Inc. (c)	14	373
ICU Medical Inc. (c)	15	895
Idenix Pharmaceuticals Inc. (c)	125	3,009
Idera Pharmaceuticals Inc. (c)	62	181
Immunogen Inc. (c) (e)	95	1,125
Immunomedics Inc. (c) (e)	74	270
Impax Laboratories Inc. (c)	74	2,205
Infinity Pharmaceuticals Inc. (c)	50	636
Inogen Inc. (c) (e)	6	126
Inovio Pharmaceuticals Inc. (c)	61	661
Insmed Inc. (c)	38	757
Insulet Corp. (c)	58	2,319
Insys Therapeutics Inc. (c) (e)	9	280
Integra LifeSciences Holdings Corp. (c)	26	1,215
InterMune Inc. (c)	105	4,651
Intra-Cellular Therapies Inc. (c)	17	293
Intrexon Corp. (c) (e)	37	924
Invacare Corp.	37	671
IPC The Hospitalist Co. Inc. (c) (e)	19	841
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	127	1,941
Isis Pharmaceuticals Inc. (c) (e)	124	4,264
K2M Group Holdings Inc. (c)	9	134
Karyopharm Therapeutics Inc. (c) (e)	13	603
Keryx Biopharmaceuticals Inc. (c) (e)	96	1,471
Kindred Biosciences Inc. (c) (e)	9	176
Kindred Healthcare Inc.	60	1,380
KYTHERA Biopharmaceuticals Inc. (c) (e)	18	702
Landauer Inc.	10	415
Lannett Co. Inc. (c)	27	1,345
LDR Holding Corp. (c) (e)	17	429
Lexicon Pharmaceuticals Inc. (c) (e)	249	401
LHC Group Inc. (c)	14	294
Ligand Pharmaceuticals Inc. (c)	22	1,369
Luminex Corp. (c)	41	709
MacroGenics Inc. (c)	21	447
Magellan Health Services Inc. (c)	29	1,804
MannKind Corp. (c) (e)	239	2,627
Masimo Corp. (c)	52	1,218
MedAssets Inc. (c)	65	1,486
Medicines Co. (c)	68	1,970
Medidata Solutions Inc. (c)	59	2,528
Merge Healthcare Inc. (c)	63	142
Meridian Bioscience Inc.	47	967
Merit Medical Systems Inc. (c)	47	704
Merrimack Pharmaceuticals Inc. (c) (e)	111	811
MiMedx Group Inc (c) (e)	104	735
Mirati Therapeutics Inc. (c)	7	149
Molina Healthcare Inc. (c)	32	1,431
Momenta Pharmaceuticals Inc. (c)	52	630
MWI Veterinary Supply Inc. (c)	14	1,982
NanoString Technologies Inc. (c)	10	156
NanoViricides Inc. (c)	42	176
National Healthcare Corp.	12	677
National Research Corp. - Class A (c)	9	127
Natus Medical Inc. (c)	34	867
Navidea Biopharmaceuticals Inc. (c) (e)	124	184
Nektar Therapeutics (c)	140	1,797
Neogen Corp. (c)	40	1,628
NeoStem Inc. (c)	25	160
Neuralstem Inc. (c)	70	295
Neurocrine Biosciences Inc. (c)	84	1,249
NewLink Genetics Corp. (c) (e)	19	516
Northwest Biotherapeutics Inc. (c)	36	242
Novavax Inc. (c) (e)	210	968
NPS Pharmaceuticals Inc. (c)	113	3,735
NuVasive Inc. (c)	50	1,763
NxStage Medical Inc. (c)	66	948
Ohr Pharmaceutical Inc. (c)	22	208
Omeros Corp. (c) (e)	38	657
Omnicell Inc. (c)	39	1,119
OncoMed Pharmaceuticals Inc. (c)	13	304
Oncothyreon Inc. (c)	73	236
Ophthotech Corp. (c) (e)	15	615
Opko Health Inc. (c) (e)	203	1,798
OraSure Technologies Inc. (c)	58	504
Orexigen Therapeutics Inc. (c) (e)	116	717
Organovo Holdings Inc. (c)	64	531
Orthofix International NV (c)	19	680
Osiris Therapeutics Inc. (c) (e)	18	285
OvaScience Inc. (c) (e)	16	151
Owens & Minor Inc.	67	2,285
Oxford Immunotec Global Plc (c)	14	231
Pacific Biosciences of California Inc. (c)	52	324
Pacira Pharmaceuticals Inc. (c)	38	3,466
Pain Therapeutics Inc. (c)	39	226
PAREXEL International Corp. (c)	61	3,203
PDL BioPharma Inc. (e)	171	1,658
Peregrine Pharmaceuticals Inc. (c) (e)	196	368
Pernix Therapeutics Holdings (c) (e)	35	312
PharMerica Corp. (c)	33	955
Phibro Animal Health Corp. - Class A (c)	15	327
PhotoMedex Inc. (c) (e)	14	167
Portola Pharmaceuticals Inc. (c)	38	1,111
Pozen Inc. (c)	33	274
Progenics Pharmaceuticals Inc. (c)	88	378
Prothena Corp. Plc (c)	23	519
Providence Services Corp. (c)	12	441
PTC Therapeutics Inc. (c) (e)	23	607
Puma Biotechnology Inc. (c)	25	1,634
Quality Systems Inc.	53	846
Quidel Corp. (c)	32	705
RadNet Inc. (c)	34	224
Raptor Pharmaceutical Corp. (c) (e)	68	781
Receptos Inc. (c)	16	686
Regado Biosciences Inc. (c)	16	110
Regulus Therapeutics Inc. (c) (e)	11	87
Relypsa Inc. (c)	17	425
Repligen Corp. (c)	37	836

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Repros Therapeutics Inc. (c)	24	413
Retrophin Inc. (c) (e)	21	245
Revance Therapeutics Inc. (c)	8	257
Rigel Pharmaceuticals Inc. (c)	92	333
Rockwell Medical Technologies Inc. (c) (e)	44	529
RTI Surgical Inc. (c)	58	251
Sagent Pharmaceuticals Inc. (c)	21	549
Sangamo Biosciences Inc. (c)	75	1,139
Sarepta Therapeutics Inc. (c) (e)	42	1,256
Sciclone Pharmaceuticals Inc. (c)	55	289
Select Medical Holdings Corp.	82	1,282
Sequenom Inc. (c) (e)	130	505
Skilled Healthcare Group Inc. - Class A (c)	19	120
Spectranetics Corp. (c)	44	1,018
Spectrum Pharmaceuticals Inc. (c) (e)	66	536
Staar Surgical Co. (c)	42	702
Stemline Therapeutics Inc. (c) (e)	10	152
STERIS Corp.	64	3,406
Sucampo Pharmaceuticals Inc. - Class A (c)	15	104
Sunesis Pharmaceuticals Inc. (c) (e)	41	268
Supernus Pharmaceuticals Inc. (c) (e)	31	337
Surgical Care Affiliates Inc. (c)	12	342
SurModics Inc. (c)	17	354
Symmetry Medical Inc. (c)	43	379
Synageva BioPharma Corp. (c) (e)	23	2,418
Synergy Pharmaceuticals Inc. (c) (e)	91	371
Synta Pharmaceuticals Corp. (c) (e)	60	244
Tandem Diabetes Care Inc. (c) (e)	10	156
Team Health Holdings Inc. (c)	75	3,744
TESARO Inc. (c)	20	631
Tetraphase Pharmaceuticals Inc (c)	23	313
TG Therapeutics Inc. (c) (e)	22	205
TherapeuticsMD Inc. (c) (e)	102	451
Theravance Biopharma Inc. (c)	24	763
Theravance Inc. (c)	84	2,494
Thoratec Corp. (c)	61	2,110
Threshold Pharmaceuticals Inc. (c) (e)	47	188
Tornier BV (c)	37	875
TransEnterix Inc. (c)	29	147
Triple-S Management Corp. - Class B (c)	25	441
TriVascular Technologies Inc. (c)	8	118
Ultragenyx Pharmaceutical Inc. (c)	7	326
Unilife Corp. (c) (e)	112	330
Universal American Corp.	44	368
US Physical Therapy Inc.	14	467
Utah Medical Products Inc.	4	215
Vanda Pharmaceuticals Inc. (c) (e)	37	604
Vascular Solutions Inc. (c)	17	366
Veracyte Inc. (c) (e)	7	120
Verastem Inc. (c) (e)	23	213
Versartis Inc. (c)	7	198
Vital Therapies Inc. (c)	5	143
Vivus Inc. (c) (e)	96	512
Vocera Communications Inc. (c)	22	288
Volcano Corp. (c)	58	1,020
WellCare Health Plans Inc. (c)	47	3,509
West Pharmaceutical Services Inc.	75	3,150
Wright Medical Group Inc. (c)	53	1,656
Xencor Inc. (c)	16	187
XenoPort Inc. (c) (e)	68	330
XOMA Corp. (c)	89	407
Zeltiq Aesthetics Inc. (c)	30	463
ZIOPHARM Oncology Inc. (c) (e)	95	382
Zogenix Inc. (c) (e)	115	232
		245,096
INDUSTRIALS - 14.4%
AAON Inc.	31	1,040
AAR Corp.	44	1,200
ABM Industries Inc.	61	1,653
Acacia Research Corp. (e)	52	918
ACCO Brands Corp. (c)	118	758
Accuride Corp. (c)	49	240
Aceto Corp.	31	557
Actuant Corp. - Class A	76	2,619
Advisory Board Co. (c)	39	2,010
Aegion Corp. (c)	41	944
AeroVironment Inc. (c)	21	660
Air Transport Services Group Inc. (c)	57	476
Aircastle Ltd.	69	1,226
Alamo Group Inc.	8	421
Albany International Corp. - Class A	32	1,200
Allegiant Travel Co.	15	1,772
Altra Holdings Inc.	30	1,084
Ameresco Inc. - Class A (c)	19	132
American Railcar Industries Inc. (e)	10	704
American Science & Engineering Inc.	9	634
American Woodmark Corp. (c)	11	356
Ampco-Pittsburgh Corp.	9	201
Apogee Enterprises Inc.	32	1,132
Applied Industrial Technologies Inc.	45	2,259
ARC Document Solutions Inc. (c)	36	214
ArcBest Corp.	28	1,225
Argan Inc.	13	501
Astec Industries Inc.	20	885
Astronics Corp. (c)	17	964
Atlas Air Worldwide Holdings Inc. (c)	27	993
AZZ Inc.	28	1,287
Baltic Trading Ltd.	51	303
Barnes Group Inc.	59	2,261
Barracuda Networks Inc. (c) (e)	8	256
Barrett Business Services Inc.	7	344
Beacon Roofing Supply Inc. (c)	54	1,801
Belden Inc.	46	3,633
Benefitfocus Inc. (c) (e)	5	246
Blount International Inc. (c)	52	739
BlueLinx Holdings Inc. (c)	—	—
Brady Corp. - Class A	52	1,549
Briggs & Stratton Corp.	50	1,021
Brink’s Co.	54	1,515
Builders FirstSource Inc. (c)	51	381
CAI International Inc. (c)	19	425
Capstone Turbine Corp. (c) (e)	345	522
Casella Waste Systems Inc. - Class A (c)	47	238
CBIZ Inc. (c)	36	326
CDI Corp.	13	192
Ceco Environmental Corp.	21	333
Celadon Group Inc.	23	484
Cenveo Inc. (c) (e)	69	255
Chart Industries Inc. (c)	33	2,701
Chase Corp.	6	221
Chegg Inc. (c) (e)	76	532
CIRCOR International Inc.	19	1,482
Civeo Corp. (c)	95	2,390
CLARCOR Inc.	54	3,350
Columbus Mckinnon Corp.	20	548
Comfort Systems USA Inc.	41	644
Commercial Vehicle Group Inc. (c)	25	246
Continental Building Products Inc. (c)	15	229
Control4 Corp. (c) (e)	12	231
Corporate Executive Board Co.	36	2,468
Covisint Corp. (c)	8	37
CRA International Inc. (c)	12	268
Cubic Corp.	22	999
Curtiss-Wright Corp.	51	3,347
Cvent Inc. (c) (e)	19	539

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Deluxe Corp.	53	3,126
DigitalGlobe Inc. (c)	80	2,235
Douglas Dynamics Inc.	23	399
Ducommun Inc. (c)	12	316
DXP Enterprises Inc. (c)	14	1,030
Dycom Industries Inc. (c)	37	1,172
Dynamic Materials Corp.	14	300
Echo Global Logistics Inc. (c)	25	475
EMCOR Group Inc.	72	3,192
Encore Capital Group Inc. (c)	27	1,244
Encore Wire Corp.	23	1,113
Endurance International Group Holdings Inc. (c) (e)	32	484
Energy Recovery Inc. (c) (e)	46	228
EnerNOC Inc. (c)	30	559
EnerSys Inc.	50	3,442
Engility Holdings Inc. (c)	19	719
Ennis Inc.	29	448
Enphase Energy Inc. (c) (e)	14	121
EnPro Industries Inc. (c)	24	1,787
Erickson Inc. (c) (e)	3	54
ESCO Technologies Inc.	29	1,007
Esterline Technologies Corp. (c)	34	3,931
ExOne Co. (c) (e)	10	412
Exponent Inc.	14	1,036
Federal Signal Corp.	71	1,039
Forward Air Corp.	33	1,582
Franklin Covey Co. (c)	8	167
Franklin Electric Co. Inc.	52	2,086
FreightCar America Inc.	14	352
FTI Consulting Inc. (c)	45	1,707
FuelCell Energy Inc. (c) (e)	217	521
Furmanite Corp. (c)	39	454
G&K Services Inc. - Class A	21	1,115
GenCorp Inc. (c) (e)	64	1,219
Generac Holdings Inc. (c)	73	3,536
General Cable Corp.	52	1,332
General Finance Corp. (c)	12	110
Gibraltar Industries Inc. (c)	31	489
Gigamon Inc. (c) (e)	25	478
Global Brass & Copper Holdings Inc.	22	372
Global Power Equipment Group Inc.	19	312
Gogo Inc. (c) (e)	57	1,121
Gorman-Rupp Co.	21	730
GP Strategies Corp. (c)	16	427
GrafTech International Ltd. (c) (e)	131	1,375
Graham Corp.	11	394
Granite Construction Inc.	42	1,529
Great Lakes Dredge & Dock Corp. (c)	61	484
Greenbrier Cos. Inc. (c) (e)	29	1,685
Griffon Corp.	47	582
H&E Equipment Services Inc. (c)	32	1,161
Harsco Corp.	82	2,186
Hawaiian Holdings Inc. (c) (e)	48	662
Healthcare Services Group Inc.	75	2,197
Heartland Express Inc.	58	1,228
HEICO Corp.	71	3,681
Heidrick & Struggles International Inc.	18	338
Heritage-Crystal Clean Inc. (c) (e)	11	210
Herman Miller Inc.	63	1,902
Hill International Inc. (c)	25	156
HNI Corp.	49	1,904
Houston Wire & Cable Co.	17	217
HUB Group Inc. - Class A (c)	40	1,998
Hurco Cos. Inc.	7	206
Huron Consulting Group Inc. (c)	25	1,802
Hyster-Yale Materials Handling Inc. - Class A	11	971
ICF International Inc. (c)	22	763
II-VI Inc. (c)	58	839
InnerWorkings Inc. (c)	38	320
Insperity Inc.	26	842
Insteel Industries Inc.	21	403
Interface Inc.	71	1,329
International Shipholding Corp.	7	167
JetBlue Airways Corp. (c)	259	2,815
John Bean Technologies Corp.	32	990
Kadant Inc.	13	487
Kaman Corp. - Class A	31	1,304
Kelly Services Inc. - Class A	30	507
Keyw Holding Corp. (c) (e)	36	450
Kforce Inc.	30	643
Kimball International Inc. - Class B	37	615
Knight Transportation Inc.	66	1,566
Knoll Inc.	55	950
Korn/Ferry International (c)	53	1,567
Kratos Defense & Security Solutions Inc. (c)	49	385
Layne Christensen Co. (c) (e)	22	297
LB Foster Co.	11	571
Lindsay Corp. (e)	14	1,158
LMI Aerospace Inc. (c) (e)	14	179
LSI Industries Inc.	20	162
Lydall Inc. (c)	18	481
Manitex International Inc. (c)	17	271
Marten Transport Ltd.	26	590
Masonite International Corp. (c)	30	1,684
MasTec Inc. (c)	65	1,992
Matson Inc.	47	1,256
McGrath RentCorp	28	1,019
Meritor Inc. (c)	105	1,368
Miller Industries Inc.	11	235
Mistras Group Inc. (c)	18	442
Mobile Mini Inc.	49	2,364
Moog Inc. - Class A (c)	47	3,456
MSA Safety Inc.	32	1,825
Mueller Industries Inc.	60	1,777
Mueller Water Products Inc. - Class A	173	1,492
Multi-Color Corp.	14	550
MYR Group Inc. (c)	22	553
NACCO Industries Inc. - Class A	5	243
National Presto Industries Inc. (e)	5	396
Navigant Consulting Inc. (c)	52	916
Navios Maritime Holdings Inc.	81	817
NCI Building Systems Inc. (c)	30	575
NL Industries Inc.	7	62
NN Inc.	17	442
Norcraft Cos. Inc. (c)	8	110
Nortek Inc. (c)	10	885
Northwest Pipe Co. (c)	9	372
Omega Flex Inc.	1	19
On Assignment Inc. (c)	57	2,043
Orbital Sciences Corp. (c)	64	1,899
Orion Marine Group Inc. (c)	28	300
P.A.M. Transportation Services (c)	3	95
Park-Ohio Holdings Corp.	10	589
Patrick Industries Inc. (c)	8	365
Patriot Transportation Holding Inc. (c)	6	223
Paylocity Holding Corp. (c)	9	184
Pendrell Corp. (c)	184	324
Performant Financial Corp. (c)	26	258
PGT Inc. (c)	50	421
Pike Corp. (c)	30	265
Plug Power Inc. (c)	170	795
Ply Gem Holdings Inc. (c)	18	186
Polypore International Inc. (c) (e)	48	2,294
Powell Industries Inc.	10	660
Power Solutions International Inc. (c)	5	337

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
PowerSecure International Inc. (c) (e)	25	239
Preformed Line Products Co.	3	163
Primoris Services Corp.	40	1,148
Proto Labs Inc. (c)	24	1,954
Quad/Graphics Inc. - Class A	26	584
Quality Distribution Inc. (c)	29	428
Quanex Building Products Corp.	41	725
Quest Resource Holding Corp. (c)	13	67
Raven Industries Inc.	40	1,320
RBC Bearings Inc.	26	1,651
Republic Airways Holdings Inc. (c)	54	583
Resources Connection Inc.	42	549
Revolution Lighting Technologies Inc (c) (e)	26	60
Rexnord Corp. (c)	78	2,193
Roadrunner Transportation Systems Inc. (c)	29	822
Rocket Fuel Inc. (c) (e)	19	587
RPX Corp. (c)	56	985
Rush Enterprises Inc. - Class A (c)	37	1,271
Safe Bulkers Inc.	40	386
Saia Inc. (c)	26	1,144
Schawk Inc. - Class A	14	286
Scorpio Bulkers Inc. (c)	145	1,290
Seaboard Corp. (c) (e)	—	915
SIFCO Industries Inc.	3	84
Simpson Manufacturing Co. Inc.	46	1,655
SkyWest Inc.	54	660
SP Plus Corp. (c)	15	328
Sparton Corp. (c)	13	348
Standex International Corp.	14	1,045
Steelcase Inc. - Class A	88	1,334
Sterling Construction Co. Inc. (c)	16	153
Stock Building Supply Holdings Inc. (c)	15	300
Sun Hydraulics Corp.	24	990
Swift Transporation Co. - Class A (c)	91	2,297
TAL International Group Inc. (e)	36	1,608
Taser International Inc. (c)	56	750
Team Inc. (c)	23	957
Teledyne Technologies Inc. (c)	40	3,885
Tennant Co.	20	1,540
Tetra Tech Inc.	69	1,905
Textainer Group Holdings Ltd. (e)	24	937
Textura Corp. (c) (e)	19	454
Thermon Group Holdings Inc. (c)	34	890
Titan International Inc. (e)	47	796
Titan Machinery Inc. (c) (e)	20	323
Tremor Video Inc. (c) (e)	37	176
Trex Co. Inc. (c)	38	1,085
TriMas Corp. (c)	48	1,833
TriNet Group Inc. (c)	16	385
TrueBlue Inc. (c)	46	1,266
Tutor Perini Corp. (c)	41	1,297
Twin Disc Inc.	9	313
Ultrapetrol Ltd. (c)	19	56
UniFirst Corp.	16	1,668
United Stationers Inc.	42	1,743
Universal Forest Products Inc.	22	1,053
Universal Truckload Services Inc.	5	138
US Ecology Inc.	23	1,129
USA Truck Inc. (c)	7	122
UTi Worldwide Inc.	102	1,052
Viad Corp.	21	504
Vicor Corp. (c)	23	192
VSE Corp.	4	289
Wabash National Corp. (c)	78	1,105
WageWorks Inc. (c)	37	1,780
Watsco Inc.	28	2,890
Watts Water Technologies Inc. - Class A	31	1,887
Werner Enterprises Inc.	48	1,265
WESCO Aircraft Holdings Inc. (c)	55	1,106
West Corp.	40	1,077
Wix.com Ltd. (c) (e)	14	288
Woodward Governor Co.	71	3,549
Xerium Technologies Inc. (c)	14	199
XPO Logistics Inc. (c) (e)	56	1,600
YRC Worldwide Inc. (c) (e)	34	951
YuMe Inc. (c) (e)	9	51
		273,545
INFORMATION TECHNOLOGY - 17.1%
A10 Networks Inc. (c)	13	172
ACI Worldwide Inc. (c)	40	2,260
Actuate Corp. (c)	47	226
Acxiom Corp. (c)	81	1,754
ADTRAN Inc.	60	1,359
Advanced Energy Industries Inc. (c)	43	834
Advent Software Inc.	54	1,757
Aeroflex Holding Corp. (c)	24	250
Aerohive Networks Inc. (c)	10	80
Agilysys Inc. (c)	15	213
Alliance Fiber Optic Products Inc. (e)	14	245
Alpha & Omega Semiconductor Ltd. (c)	16	149
Ambarella Inc. (c) (e)	30	943
Amber Road Inc. (c)	9	146
American Software Inc. - Class A	26	260
Amkor Technology Inc. (c)	90	1,010
Angie’s List Inc. (c) (e)	44	528
Anixter International Inc.	29	2,897
Applied Micro Circuits Corp. (c) (e)	83	899
Applied Optoelectronics Inc. (c)	15	353
Aruba Networks Inc. (c)	116	2,033
Aspen Technology Inc. (c)	98	4,556
Audience Inc. (c)	15	178
AVG Technologies NV (c)	37	737
Axcelis Technologies Inc. (c)	132	265
Badger Meter Inc.	16	828
Bankrate Inc. (c)	71	1,237
Bazaarvoice Inc. (c) (e)	53	415
Bel Fuse Inc. - Class B	10	266
Benchmark Electronics Inc. (c)	58	1,465
Black Box Corp.	18	427
Blackbaud Inc.	50	1,780
Blackhawk Network Holdings Inc. - Class A (c) (e)	56	1,588
Blucora Inc. (c)	46	873
Borderfree Inc. (c)	6	101
Bottomline Technologies Inc. (c)	41	1,240
Brightcove Inc. (c)	32	334
BroadSoft Inc. (c)	29	774
Brooks Automation Inc.	76	819
Cabot Microelectronics Corp. (c)	26	1,149
CACI International Inc. - Class A (c)	26	1,811
CalAmp Corp. (c)	39	838
Calix Inc. (c)	44	359
Callidus Software Inc. (c)	43	509
Carbonite Inc. (c)	19	226
Cardtronics Inc. (c)	47	1,617
Care.com Inc. (c) (e)	7	91
Cascade Microtech Inc. (c)	13	181
Cass Information Systems Inc.	11	558
Cavium Inc. (c)	56	2,785
Ceva Inc. (c)	25	368
ChannelAdvisor Corp. (c)	21	563
Checkpoint Systems Inc. (c)	45	636
Ciber Inc. (c)	76	375
Ciena Corp. (c)	111	2,403
Cinedigm Corp. (c)	79	197

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Cirrus Logic Inc. (c) (e)	68	1,538
Clearfield Inc. (c)	12	198
Cognex Corp. (c)	94	3,608
Coherent Inc. (c)	27	1,801
Cohu Inc.	29	312
CommVault Systems Inc. (c)	52	2,538
Computer Task Group Inc.	18	291
Compuware Corp.	223	2,232
comScore Inc. (c)	38	1,347
Comtech Telecommunications Corp.	16	581
Comverse Inc. (c)	25	656
Constant Contact Inc. (c)	34	1,089
Convergys Corp.	108	2,321
Conversant Inc. (c)	73	1,846
Cornerstone OnDemand Inc. (c)	56	2,577
Cray Inc. (c) (e)	45	1,187
CSG Systems International Inc.	38	999
CTS Corp.	36	666
CUI Global Inc. (c)	21	179
Cyan Inc. (c)	29	117
Cypress Semiconductor Corp. (e)	165	1,798
Daktronics Inc.	41	490
Datalink Corp. (c)	22	219
Dealertrack Technologies Inc. (c)	57	2,569
Demand Media Inc. (c)	40	193
Demandware Inc. (c)	31	2,180
Dice Holdings Inc. (c)	46	348
Digi International Inc. (c)	31	295
Digimarc Corp.	6	209
Digital River Inc. (c)	39	596
Diodes Inc. (c)	38	1,100
Dot Hill Systems Corp. (c)	62	290
DSP Group Inc. (c)	21	178
DTS Inc. (c)	21	380
E2open Inc. (c) (e)	24	506
EarthLink Holdings Corp.	107	399
Eastman Kodak Co. (c)	18	439
Ebix Inc. (e)	35	501
Electro Rent Corp.	21	358
Electro Scientific Industries Inc.	24	167
Electronics for Imaging Inc. (c)	50	2,252
Ellie Mae Inc. (c) (e)	31	963
Emulex Corp. (c)	87	495
Entegris Inc. (c)	149	2,051
Entropic Communications Inc. (c)	101	336
Envestnet Inc. (c)	36	1,753
EPAM Systems Inc. (c)	37	1,631
EPIQ Systems Inc.	35	497
ePlus Inc. (c) (e)	5	318
Euronet Worldwide Inc. (c)	54	2,624
EVERTEC Inc.	68	1,654
Everyday Health Inc. (c)	8	142
Exar Corp. (c)	39	446
ExlService Holdings Inc. (c)	36	1,057
Extreme Networks (c) (e)	106	472
Fabrinet (c)	37	765
Fair Isaac Corp.	37	2,332
Fairchild Semiconductor International Inc. (c)	127	1,982
FARO Technologies Inc. (c)	19	919
FEI Co.	45	4,085
Finisar Corp. (c) (e)	102	2,019
Five9 Inc. (c)	12	89
FleetMatics Group Plc (c) (e)	39	1,257
FormFactor Inc. (c)	61	508
Forrester Research Inc.	12	443
Fusion-io Inc. (c)	114	1,288
Global Cash Access Holdings Inc. (c)	69	613
Global Eagle Entertainment Inc. (c)	40	500
Glu Mobile Inc. (c) (e)	95	476
GrubHub Inc. (c)	9	322
GSI Group Inc. (c)	36	459
GT Advanced Technologies Inc. (c) (e)	147	2,729
GTT Communications Inc. (c)	15	150
Guidance Software Inc. (c) (e)	17	156
Guidewire Software Inc. (c)	71	2,905
Hackett Group Inc.	26	155
Harmonic Inc. (c)	101	757
Heartland Payment Systems Inc.	38	1,576
Higher One Holdings Inc. (c)	30	113
Hittite Microwave Corp.	33	2,606
iGate Corp. (c)	38	1,390
Immersion Corp. (c)	32	401
Imperva Inc. (c)	23	596
Infinera Corp. (c)	131	1,202
Infoblox Inc. (c)	59	778
Information Services Group Inc. (c)	34	163
Inphi Corp. (c)	29	433
Insight Enterprises Inc. (c)	46	1,406
Integrated Device Technology Inc. (c)	141	2,187
Integrated Silicon Solutions Inc. (c)	32	476
Interactive Intelligence Group (c)	17	981
InterDigital Inc.	44	2,113
Internap Network Services Corp. (c)	60	426
International Rectifier Corp. (c)	75	2,081
Intersil Corp. - Class A	137	2,041
Intevac Inc. (c)	25	198
IntraLinks Holdings Inc. (c)	42	370
InvenSense Inc. (c) (e)	75	1,705
Itron Inc. (c)	42	1,701
Ixia (c)	64	734
IXYS Corp.	28	343
j2 Global Inc.	49	2,514
Jive Software Inc. (c) (e)	43	369
Kemet Corp. (c)	45	257
Kofax Ltd. (c)	75	649
Kopin Corp. (c)	79	256
KVH Industries Inc. (c)	18	236
Lattice Semiconductor Corp. (c)	127	1,045
Limelight Networks Inc. (c)	54	167
Lionbridge Technologies Inc. (c)	68	405
Liquidity Services Inc. (c)	26	406
Littelfuse Inc.	24	2,207
LivePerson Inc. (c)	63	637
LogMeIn Inc. (c)	27	1,252
Loral Space & Communications Inc. (c)	15	1,071
Luxoft Holding Inc. - Class A (c) (e)	8	297
M/A-COM Technology Solutions Holdings Inc. (c)	13	283
Manhattan Associates Inc. (c)	81	2,783
Mantech International Corp. - Class A	26	770
Marchex Inc. - Class B	29	344
Marin Software Inc. (c)	27	319
Marketo Inc. (c) (e)	26	769
Mavenir Systems Inc. (c)	10	152
MAXIMUS Inc.	72	3,104
MaxLinear Inc. - Class A (c)	30	304
Maxwell Technologies Inc. (c)	30	459
Measurement Specialties Inc. (c)	17	1,499
Mentor Graphics Corp.	102	2,210
Mercury Systems Inc. (c)	37	420
Mesa Laboratories Inc.	3	280
Methode Electronics Inc.	42	1,593
Micrel Inc.	51	576
Microsemi Corp. (c)	100	2,679
MicroStrategy Inc. - Class A (c)	10	1,397
Millennial Media Inc. (c) (e)	78	391

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
MKS Instruments Inc.	57	1,783
MODEL N Inc. (c)	20	223
ModusLink Global Solutions Inc. (c) (e)	47	177
MoneyGram International Inc. (c)	31	453
Monolithic Power Systems Inc.	41	1,744
Monotype Imaging Holdings Inc.	42	1,182
Monster Worldwide Inc. (c)	94	612
Move Inc. (c)	44	654
MTS Systems Corp.	16	1,096
Multi-Fineline Electronix Inc. (c)	8	83
Nanometrics Inc. (c)	26	478
NetGear Inc. (c)	39	1,354
NetScout Systems Inc. (c)	39	1,714
NeuStar Inc. - Class A (c)	61	1,594
Newport Corp. (c)	43	792
NIC Inc.	73	1,153
Nimble Storage Inc. (c)	9	289
Numerex Corp. - Class A (c) (e)	17	196
NVE Corp. (c)	6	324
Oclaro Inc. (c)	97	213
Omnivision Technologies Inc. (c)	58	1,274
OpenTable Inc. (c)	25	2,639
Oplink Communications Inc. (c)	21	365
OPOWER Inc. (c)	8	149
OSI Systems Inc. (c)	21	1,420
Park City Group Inc. (c)	10	109
Park Electrochemical Corp.	23	654
ParkerVision Inc. (c) (e)	101	149
Paycom Software Inc. (c)	7	97
PC Connection Inc.	11	229
PDF Solutions Inc. (c)	32	685
Pegasystems Inc.	38	804
Peregrine Semiconductor Corp. (c) (e)	30	206
Perficient Inc. (c)	38	745
Pericom Semiconductor Corp. (c)	23	212
Photronics Inc. (c)	70	600
Plantronics Inc.	47	2,235
Plexus Corp. (c)	37	1,615
PLX Technology Inc. (c)	47	304
PMC - Sierra Inc. (c)	186	1,412
Polycom Inc. (c)	140	1,760
Power Integrations Inc.	32	1,865
PRG-Schultz International Inc. (c)	28	179
Procera Networks Inc. (c) (e)	21	208
Progress Software Corp. (c)	58	1,383
Proofpoint Inc. (c)	39	1,453
PROS Holdings Inc. (c)	26	675
Q2 Holdings Inc. (c)	10	143
QAD Inc. - Class A	6	128
QLIK Technologies Inc. (c)	93	2,114
QLogic Corp. (c)	98	986
Qualys Inc. (c)	21	544
Quantum Corp. (c) (e)	241	294
QuickLogic Corp. (c)	57	294
QuinStreet Inc. (c)	36	197
Rally Software Development Corp. (c)	26	283
Rambus Inc. (c)	121	1,724
RealD Inc. (c)	46	587
RealNetworks Inc. (c)	28	215
RealPage Inc. (c)	55	1,236
Reis Inc.	10	217
RF Micro Devices Inc. (c)	306	2,935
Rofin-Sinar Technologies Inc. (c)	31	752
Rogers Corp. (c)	19	1,281
Rosetta Stone Inc. (c)	22	218
Rubicon Project Inc. (c)	8	103
Rubicon Technology Inc. (c)	22	189
Ruckus Wireless Inc. (c)	68	811
Rudolph Technologies Inc. (c)	37	365
Sanmina Corp. (c)	90	2,043
Sapiens International Corp. NV (c)	22	176
Sapient Corp. (c)	123	2,005
ScanSource Inc. (c)	31	1,165
Science Applications International Corp.	43	1,887
SciQuest Inc. (c)	28	493
SeaChange International Inc. (c)	34	271
Semtech Corp. (c)	72	1,889
ServiceSource International Inc. (c) (e)	64	370
ShoreTel Inc. (c)	66	431
Silicon Graphics International Corp. (c)	35	338
Silicon Image Inc. (c)	86	436
Silicon Laboratories Inc. (c)	44	2,176
Silver Spring Networks Inc. (c)	36	478
Sonus Networks Inc. (c)	259	929
Spansion Inc. (c)	64	1,343
Speed Commerce Inc. (c)	55	206
SPS Commerce Inc. (c)	17	1,068
SS&C Technologies Holdings Inc. (c)	72	3,190
Stamps.com Inc. (c)	14	482
Super Micro Computer Inc. (c)	35	883
Sykes Enterprises Inc. (c)	43	934
Synaptics Inc. (c) (e)	38	3,464
Synchronoss Technologies Inc. (c)	37	1,306
SYNNEX Corp. (c)	30	2,205
Syntel Inc. (c)	17	1,451
Take-Two Interactive Software Inc. (c)	105	2,326
Tangoe Inc. (c)	41	616
TechTarget Inc. (c)	14	120
TeleCommunication Systems Inc. - Class A (c)	42	138
TeleNav Inc. (c)	29	165
TeleTech Holdings Inc. (c)	19	544
Tessco Technologies Inc.	7	218
Tessera Technologies Inc.	57	1,254
TiVo Inc. (c)	122	1,581
Travelzoo Inc. (c)	8	148
TriQuint Semiconductor Inc. (c)	178	2,808
TrueCar Inc. (c)	8	117
Trulia Inc. (c) (e)	39	1,846
TTM Technologies Inc. (c)	58	476
Tyler Technologies Inc. (c)	35	3,201
Ubiquiti Networks Inc. (c) (e)	31	1,394
Ultimate Software Group Inc. (c)	30	4,199
Ultra Clean Holdings Inc. (c)	28	256
Ultratech Inc. (c)	31	698
Unisys Corp. (c)	57	1,412
Universal Display Corp. (c) (e)	45	1,452
Unwired Planet Inc. (c)	97	217
Varonis Systems Inc. (c)	6	168
VASCO Data Security International Inc. (c)	30	346
Veeco Instruments Inc. (c)	44	1,637
Verint Systems Inc. (c)	58	2,829
ViaSat Inc. (c)	43	2,512
Viasystems Group Inc. (c)	2	26
Violin Memory Inc. (c) (e)	83	367
VirnetX Holding Corp. (c) (e)	44	768
Virtusa Corp. (c)	28	985
Vishay Precision Group Inc. (c)	13	213
VistaPrint NV (c) (e)	37	1,479
Vitesse Semiconductor Corp. (c)	50	172
Vringo Inc. (c) (e)	82	282
Web.com Group Inc. (c)	55	1,581
WebMD Health Corp. - Class A (c) (e)	41	1,972
WEX Inc. (c)	41	4,335
Xcerra Corp. (c)	55	502
XO Group Inc. (c)	30	371
Xoom Corp. (c)	32	839

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Zendesk Inc. (c)	12	201
Zixit Corp. (c)	63	214
		323,695
MATERIALS - 5.0%
A. Schulman Inc.	31	1,206
Advanced Emissions Solutions Inc. (c)	25	570
AEP Industries Inc. (c)	5	172
AK Steel Holding Corp. (c) (e)	146	1,161
Allied Nevada Gold Corp. (c) (e)	124	465
AM Castle & Co. (c) (e)	20	221
American Vanguard Corp. (e)	30	391
Axiall Corp.	75	3,522
Balchem Corp.	32	1,724
Berry Plastics Group Inc. (c)	94	2,431
Boise Cascade Co. (c)	41	1,166
Calgon Carbon Corp. (c)	59	1,325
Century Aluminum Co. (c)	56	885
Chemtura Corp. (c)	102	2,676
Clearwater Paper Corp. (c)	22	1,346
Coeur d’Alene Mines Corp. (c)	107	985
Commercial Metals Co.	128	2,211
Deltic Timber Corp.	12	745
Ferro Corp. (c)	80	1,001
Flotek Industries Inc. (c)	57	1,833
FutureFuel Corp.	24	396
Globe Specialty Metals Inc.	71	1,469
Gold Resource Corp. (e)	38	190
Graphic Packaging Holding Co. (c)	342	4,002
Handy & Harman Ltd. (c)	6	153
Hawkins Inc.	11	398
Haynes International Inc.	13	723
HB Fuller Co.	53	2,568
Headwaters Inc. (c)	80	1,111
Hecla Mining Co. (e)	376	1,296
Horsehead Holding Corp. (c) (e)	57	1,049
Innophos Holdings Inc.	24	1,387
Innospec Inc.	27	1,148
Intrepid Potash Inc. (c) (e)	62	1,041
Kaiser Aluminum Corp.	19	1,403
KapStone Paper and Packaging Corp. (c)	89	2,957
KMG Chemicals Inc.	8	149
Koppers Holdings Inc.	24	899
Kraton Performance Polymers Inc. (c)	36	798
Kronos Worldwide Inc.	21	334
Landec Corp. (c)	29	367
Louisiana-Pacific Corp. (c)	152	2,290
LSB Industries Inc. (c)	21	873
Marrone Bio Innovations Inc. (c) (e)	6	65
Materion Corp.	23	845
Minerals Technologies Inc.	37	2,459
Molycorp Inc. (c) (e)	165	423
Myers Industries Inc.	31	621
Neenah Paper Inc.	18	930
Noranda Aluminium Holding Corp.	50	175
Olin Corp.	84	2,268
Olympic Steel Inc.	9	230
OM Group Inc.	35	1,138
Omnova Solutions Inc. (c)	48	432
P.H. Glatfelter Co.	47	1,249
PolyOne Corp.	100	4,226
Quaker Chemical Corp.	15	1,143
Resolute Forest Products (c)	70	1,169
RTI International Metals Inc. (c)	33	871
Schnitzer Steel Industries Inc. - Class A	28	742
Schweitzer-Mauduit International Inc.	32	1,418
Senomyx Inc. (c)	43	374
Sensient Technologies Corp.	53	2,938
Stepan Co.	21	1,093
Stillwater Mining Co. (c)	128	2,249
SunCoke Energy Inc. (c)	76	1,644
Taminco Corp. (c)	30	691
Texas Industries Inc. (c)	24	2,181
Trecora Resources (c) (e)	22	258
Tredegar Corp.	27	631
Tronox Ltd. - Class A	62	1,681
UFP Technologies Inc. (c)	5	118
United States Lime & Minerals Inc.	2	117
Universal Stainless & Alloy Products Inc. (c)	8	265
US Concrete Inc. (c) (e)	16	399
US Silica Holdings Inc.	56	3,089
Walter Industries Inc. (e)	65	357
Wausau Paper Corp.	45	489
Worthington Industries Inc.	55	2,362
Zep Inc.	26	454
		94,831
TELECOMMUNICATION SERVICES - 0.8%
8x8 Inc. (c)	99	799
Atlantic Tele-Network Inc.	10	584
Boingo Wireless Inc. (c)	19	129
Cbeyond Inc. (c)	28	276
Cincinnati Bell Inc. (c)	228	895
Cogent Communications Holdings Inc.	50	1,717
Consolidated Communications Holdings Inc.	44	986
Enventis Corp.	16	260
Fairpoint Communications Inc. (c) (e)	25	350
General Communication Inc. - Class A (c)	32	350
Globalstar Inc. (c)	279	1,187
Hawaiian Telcom Holdco Inc. (c) (e)	10	299
IDT Corp. - Class B	18	307
inContact Inc. (c)	58	532
Inteliquent Inc.	37	509
Intelsat SA (c)	28	524
Iridium Communications Inc. (c) (e)	85	721
Leap Wireless International Inc. (c) (f)	61	154
Lumos Networks Corp.	16	238
magicJack VocalTec Ltd. (c) (e)	22	338
NTELOS Holdings Corp. (e)	18	219
ORBCOMM Inc. (c)	43	284
Premiere Global Services Inc. (c)	49	661
RingCentral Inc. - Class A (c) (e)	29	437
Shenandoah Telecommunications Co.	25	762
USA Mobility Inc.	23	352
Vonage Holdings Corp. (c)	170	639
		14,509
UTILITIES - 3.3%
Allete Inc.	45	2,318
American States Water Co.	42	1,406
Artesian Resources Corp. - Class A	8	184
Atlantic Power Corp. (e)	130	532
Avista Corp.	65	2,180
Black Hills Corp.	48	2,919
California Water Service Group	51	1,234
Chesapeake Utilities Corp.	10	730
Cleco Corp.	64	3,792
Connecticut Water Services Inc.	12	417
Dynegy Inc. (c)	107	3,721
El Paso Electric Co.	43	1,729
Empire District Electric Co.	48	1,240
IDACORP Inc.	54	3,100
Laclede Group Inc.	35	1,697
MGE Energy Inc.	37	1,461
Middlesex Water Co.	18	382
New Jersey Resources Corp.	46	2,606

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Northwest Natural Gas Co. (e)	30	1,392
NorthWestern Corp.	41	2,145
NRG Yield Inc. - Class A (e)	21	1,119
ONE Gas Inc.	53	1,995
Ormat Technologies Inc. (e)	19	559
Otter Tail Corp.	40	1,205
Pattern Energy Group Inc. - Class A	41	1,363
Piedmont Natural Gas Co. Inc.	83	3,097
PNM Resources Inc.	87	2,551
Portland General Electric Co.	83	2,872
SJW Corp.	17	474
South Jersey Industries Inc.	34	2,071
Southwest Gas Corp.	50	2,635
UIL Holdings Corp.	62	2,385
Unitil Corp.	14	471
UNS Energy Corp.	45	2,742
WGL Holdings Inc.	56	2,432
York Water Co.	13	267
		63,423
Total Common Stocks (cost $1,434,423)		1,870,977

RIGHTS - 0.0%
Trius Therapeutics Inc. (c) (f)	8	—
Total Rights (cost $0)		—
WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (e) (f)	19	—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (e) (f) (u)	19	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS - 12.1%
Investment Company - 1.2%
JNL Money Market Fund, 0.01% (a) (h)	23,043	23,043
Securities Lending Collateral - 10.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	204,535	204,535
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 09/11/14 (o)	$1,130	1,130
Total Short Term Investments (cost $228,708)		228,708
Total Investments - 110.7% (cost $1,663,131)		2,099,685
Other Assets and Liabilities, Net - (10.7%)		(203,688)
Total Net Assets - 100.0%		$1,895,997

Portfolio Composition:	Percentage of Total Investments
Financials	20.4%
Information Technology	15.4
Industrials	13.0
Consumer Discretionary	11.8
Health Care	11.7
Energy	5.7
Materials	4.5
Utilities	3.0
Consumer Staples	2.9
Telecommunication Services	0.7
Short Term Investments	10.9
Total Investments	100.0%

JNL/Mellon Capital International Index Fund

	Shares/Par †	Value
COMMON STOCKS - 97.1%
AUSTRALIA - 7.5%
AGL Energy Ltd.	98	$1,432
ALS Ltd. (e)	67	563
Alumina Ltd. (c)	442	564
Amcor Ltd.	216	2,128
AMP Ltd.	511	2,555
APA Group (e)	152	986
Asciano Group	161	857
ASX Ltd.	33	1,111
Aurizon Holdings Ltd.	372	1,749
Australia & New Zealand Banking Group Ltd.	481	15,115
Bank of Queensland Ltd.	52	599
Bendigo and Adelaide Bank Ltd. (e)	78	900
BHP Billiton Ltd.	563	19,201
Boral Ltd.	150	744
Brambles Ltd.	272	2,357
Caltex Australia Ltd.	26	525
CFS Retail Property Trust (e)	379	729
Coca-Cola Amatil Ltd.	100	892
Cochlear Ltd. (e)	9	545
Commonwealth Bank of Australia	283	21,552
Computershare Ltd.	84	989
Crown Resorts Ltd.	67	960
CSL Ltd.	85	5,328
Dexus Property Group	1,036	1,084
Federation Centres Ltd.	265	621
Flight Centre Travel Group Ltd.	10	437
Fortescue Metals Group Ltd. (e)	269	1,109
Goodman Group	303	1,442
GPT Group	315	1,142
Harvey Norman Holdings Ltd. (e)	87	254
Iluka Resources Ltd. (e)	72	550
Incitec Pivot Ltd.	310	847
Insurance Australia Group Ltd.	412	2,267
Leighton Holdings Ltd.	18	338
Lend Lease Corp. Ltd.	102	1,260
Macquarie Group Ltd.	50	2,812
Metcash Ltd. (e)	144	359
Mirvac Group	627	1,055
National Australia Bank Ltd. (e)	411	12,718
Newcrest Mining Ltd. (c)	141	1,421
Orica Ltd.	64	1,174
Origin Energy Ltd.	191	2,627
Qantas Airways Ltd. (c)	165	196
QBE Insurance Group Ltd.	218	2,235
Ramsay Health Care Ltd.	25	1,053
REA Group Ltd.	9	346
Rio Tinto Ltd.	76	4,256
Santos Ltd.	169	2,272
Scentre Group (c)	901	2,717
Seek Ltd.	58	867
Sonic Health Care Ltd.	71	1,159
SP AusNet	350	437
Stockland	399	1,460
Suncorp Group Ltd.	223	2,844
Sydney Airport	194	771
Tabcorp Holdings Ltd.	142	448
Tatts Group Ltd.	275	848
Telstra Corp. Ltd.	772	3,792
Toll Holdings Ltd. (e)	117	563
TPG Telecom Ltd.	48	248
Transurban Group	319	2,226
Treasury Wine Estates Ltd.	113	533
Wesfarmers Ltd.	200	7,886

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Westfield Corp.	343	2,311
Westpac Banking Corp.	545	17,429
Woodside Petroleum Ltd.	115	4,448
Woolworths Ltd.	219	7,279
WorleyParsons Ltd.	34	558
		185,080
AUSTRIA - 0.3%
Andritz AG	14	795
Erste Group Bank AG	49	1,582
IMMOFINANZ AG	170	599
OMV AG	27	1,234
Raiffeisen International Bank Holding AG	20	646
Telekom Austria AG	40	393
Vienna Insurance Group AG Wiener Versicherung Gruppe	7	395
Voestalpine AG (e)	21	984
		6,628
BELGIUM - 1.2%
Ageas	41	1,621
Anheuser-Busch InBev NV	141	16,177
Belgacom SA (e)	27	901
Colruyt SA	13	686
Delhaize Group	19	1,276
Groupe Bruxelles Lambert SA	15	1,523
Groupe Bruxelles Lambert SA VVPR Strip (c) (f)	—	—
KBC Groep NV (c)	43	2,356
Solvay SA	10	1,798
Telenet Group Holding NV (c)	8	473
UCB SA	20	1,686
Umicore	21	990
		29,487
DENMARK - 1.5%
A P Moller - Maersk A/S - Class B	1	2,909
A P Moller - Maersk A/S - Class A	—	1,083
Carlsberg A/S - Class B	19	2,063
Coloplast A/S	20	1,823
Danske Bank A/S	114	3,234
DSV A/S	32	1,057
Novo Nordisk A/S	349	16,102
Novozymes A/S - Class B	39	1,958
Pandora A/S	19	1,421
TDC A/S	147	1,524
TrygVesta A/S	4	378
Vestas Wind Systems A/S (c)	37	1,859
William Demant Holding A/S (c)	5	474
		35,885
FINLAND - 0.8%
Elisa Oyj	24	723
Fortum Oyj (e)	76	2,054
Kone Oyj - Class B (e)	56	2,322
Metso Oyj (e)	23	872
Neste Oil Oyj (e)	19	380
Nokia Oyj	652	4,936
Nokian Renkaat Oyj (e)	20	786
Orion Oyj - Class B	17	635
Sampo Oyj - Class A	81	4,081
Stora Enso Oyj	96	929
UPM-Kymmene Oyj	93	1,591
Wartsila Oyj Abp	26	1,296
		20,605
FRANCE - 9.4%
Accor SA	28	1,430
Aeroports de Paris	5	725
Air Liquide	60	8,162
Alcatel-Lucent (c)	498	1,792
Alstom SA	40	1,462
Arkema SA	11	1,084
Atos Origin SA	14	1,157
AXA SA	314	7,497
BNP Paribas	185	12,604
Bollore SA	1	607
Bouygues SA	35	1,462
Bureau Veritas SA	41	1,138
Cap Gemini SA	25	1,812
Carrefour SA	109	4,016
Casino Guichard Perrachon SA	10	1,310
Christian Dior SA	9	1,867
Cie de Saint-Gobain	78	4,391
Cie Generale d’Optique Essilor International SA	36	3,770
CNP Assurances SA	28	572
Compagnie Generale des Etablissements Michelin	33	3,961
Credit Agricole SA	173	2,446
Danone SA	99	7,377
Dassault Systemes SA (e)	12	1,483
Edenred	35	1,075
Electricite de France SA	44	1,396
Eurazeo	6	462
Eutelsat Communications Group SA	26	899
Fonciere Des Regions	5	579
GDF Suez	254	6,986
Gecina SA	4	559
Groupe Eurotunnel SA	82	1,115
Icade SA	7	744
Iliad SA	4	1,340
Imerys SA	7	561
JC Decaux SA	12	460
Klepierre	18	904
L’Oreal SA	42	7,273
Lafarge SA (e)	33	2,896
Lagardere SCA	20	640
Legrand SA	46	2,830
LVMH Moet Hennessy Louis Vuitton SA	49	9,435
Natixis	164	1,055
Orange SA	328	5,189
Pernod-Ricard SA	37	4,440
Peugeot SA (c)	68	1,012
PPR SA	13	2,875
Publicis Groupe SA	31	2,658
Remy Cointreau SA	4	367
Renault SA	33	3,016
Rexel SA	45	1,047
Safran SA	48	3,146
Sanofi SA	210	22,268
Schneider Electric SA	92	8,636
SCOR SE	27	914
Societe BIC SA	5	643
Societe Generale	126	6,587
Sodexo SA	16	1,752
Suez Environnement SA	47	902
Technip SA	18	1,952
Thales SA	16	952
Total SA	375	27,142
Unibail-Rodamco SE	17	5,002
Valeo SA	14	1,829
Vallourec SA (e)	19	864
Veolia Environnement	65	1,245
Vinci SA	87	6,467
Vivendi SA (c)	210	5,145
Wendel SA	6	835

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Zodiac Aerospace	32	1,081
		231,300
GERMANY - 8.4%
Adidas AG	37	3,737
Allianz SE	80	13,345
Axel Springer SE	8	484
BASF SE	161	18,726
Bayer AG	145	20,449
Bayerische Motoren Werke AG	58	7,324
Beiersdorf AG	17	1,682
Brenntag AG	9	1,591
Celesio AG (c)	8	296
Commerzbank AG (c)	172	2,695
Continental AG	19	4,429
Daimler AG	169	15,757
Deutsche Bank AG	242	8,498
Deutsche Boerse AG	34	2,663
Deutsche Lufthansa AG	39	838
Deutsche Post AG	169	6,117
Deutsche Telekom AG	546	9,574
Deutsche Wohnen AG	51	1,100
E.ON SE	350	7,222
Fraport AG Frankfurt Airport Services Worldwide	7	486
Fresenius Medical Care AG & Co. KGaA	37	2,512
Fresenius SE	22	3,308
GEA Group AG	31	1,471
Hannover Rueck SE	10	903
HeidelbergCement AG	26	2,187
Henkel AG & Co. KGaA	21	2,071
Hochtief AG	6	491
Hugo Boss AG	6	861
Infineon Technologies AG	197	2,458
K+S AG (e)	31	1,020
Kabel Deutschland Holding AG	4	534
Lanxess AG	15	1,003
Linde AG	32	6,888
Man SE	7	822
Merck KGaA	23	2,006
Metro AG (c)	28	1,231
Muenchener Rueckversicherungs AG	31	6,938
OSRAM Licht AG (c)	15	765
ProSiebenSat.1 Media AG (e)	38	1,685
RTL Group SA	6	700
RWE AG	87	3,725
SAP AG	161	12,432
Siemens AG	139	18,350
Sky Deutschland AG (c)	71	658
Telefonica Deutschland Holding AG	56	460
ThyssenKrupp AG (c)	83	2,404
United Internet AG	19	825
Volkswagen AG	5	1,379
		207,100
GUERNSEY - 0.1%
Friends Life Group Ltd.	246	1,328

HONG KONG - 2.7%
AIA Group Ltd.	2,107	10,589
ASM Pacific Technology Ltd. (e)	44	475
Bank of East Asia Ltd.	217	898
BOC Hong Kong Holdings Ltd.	662	1,919
Cathay Pacific Airways Ltd.	174	325
Cheung Kong Holdings Ltd.	246	4,364
Cheung Kong Infrastructure Holdings Ltd.	108	746
CLP Holdings Ltd.	332	2,727
Experian Plc	174	2,934
First Pacific Co. Ltd.	410	457
Galaxy Entertainment Group Ltd. (c)	407	3,253
Hang Lung Properties Ltd.	389	1,200
Hang Seng Bank Ltd.	137	2,234
Henderson Land Development Co. Ltd.	183	1,074
HKT Trust	334	394
Hong Kong & China Gas Co. Ltd.	1,103	2,414
Hong Kong Exchanges & Clearing Ltd.	192	3,572
Hongkong Electric Holdings Ltd.	244	2,131
Hutchison Whampoa Ltd.	372	5,088
Hysan Development Co. Ltd.	110	515
Kerry Properties Ltd.	109	379
Li & Fung Ltd.	1,012	1,498
Link REIT	401	2,159
MGM China Holdings Ltd.	175	608
MTR Corp.	239	919
New World Development Ltd.	907	1,032
NWS Holdings Ltd.	291	540
PCCW Ltd.	576	343
Shangri-La Asia Ltd.	256	401
Sino Land Co.	499	821
SJM Holdings Ltd.	328	822
Sun Hung Kai Properties Ltd.	278	3,815
Swire Pacific Ltd.	118	1,446
Swire Properties Ltd.	199	582
Techtronic Industries Co.	236	757
Wharf Holdings Ltd.	265	1,912
Wheelock & Co. Ltd.	154	643
Yue Yuen Industrial Holdings Ltd.	124	415
		66,401
IRELAND - 0.3%
Anglo Irish Bank Corp. Plc (c) (f)	34	—
CRH Plc	129	3,313
James Hardie Industries SE - CDI	83	1,081
Kerry Group Plc	28	2,081
Ryanair Holdings Plc (c)	2	17
The Governor & Co. of the Bank of Ireland (c)	3,944	1,331
		7,823
ISRAEL - 0.5%
Bank Hapoalim BM	178	1,029
Bank Leumi Le-Israel BM (c)	205	800
Bezeq Israeli Telecommunication Corp. Ltd.	343	643
Delek Group Ltd.	1	375
Israel Chemicals Ltd.	75	641
Israel Corp. Ltd. (c)	1	314
Mizrahi Tefahot Bank Ltd.	19	248
NICE Systems Ltd.	9	369
Teva Pharmaceutical Industries Ltd.	149	7,820
		12,239
ITALY - 2.4%
Assicurazioni Generali SpA	206	4,517
Atlantia SpA	72	2,061
Banca Monte dei Paschi di Siena SpA (c) (e)	758	1,469
Banco Popolare SC (c)	63	1,041
CNH Industrial NV	173	1,772
Enel Green Power SpA	300	849
Enel SpA	1,149	6,684
ENI SpA	445	12,179
Exor SpA	19	766
Fiat SpA (c)	156	1,536
Finmeccanica SpA (c)	76	720
Intesa Sanpaolo SpA	2,030	6,264
Luxottica Group SpA	29	1,703
Mediobanca SpA (c)	93	922
Pirelli & C. SpA	43	691
Prysmian SpA	34	759

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Saipem SpA (c)	47	1,272
Snam Rete Gas SpA	370	2,230
Telecom Italia SpA (c)	1,837	2,325
Terna Rete Elettrica Nazionale SpA (e)	262	1,383
UniCredit SpA	771	6,446
Unione di Banche Italiane SCPA	144	1,245
UnipolSai SpA	154	496
		59,330
JAPAN - 19.8%
ABC-Mart Inc.	4	219
Acom Co. Ltd. (c) (e)	59	282
Advantest Corp.	22	271
AEON Co. Ltd. (e)	106	1,307
AEON Credit Service Co. Ltd. (e)	19	503
AEON Mall Co. Ltd.	20	531
Air Water Inc.	23	368
Aisin Seiki Co. Ltd.	35	1,385
Ajinomoto Co. Inc.	102	1,599
Alfresa Holdings Corp.	8	535
Amada Co. Ltd.	65	662
ANA Holdings Inc.	214	505
Aozora Bank Ltd. (e)	212	696
Asahi Breweries Ltd.	71	2,223
Asahi Glass Co. Ltd. (e)	187	1,102
Asahi Kasei Corp.	218	1,669
Asics Corp.	29	682
Astellas Pharma Inc.	383	5,040
Bank of Kyoto Ltd.	61	555
Bank of Yokohama Ltd.	200	1,152
Benesse Corp.	13	564
Bridgestone Corp.	115	4,028
Brother Industries Ltd.	43	737
Calbee Inc.	14	375
Canon Inc. (e)	198	6,468
Casio Computer Co. Ltd. (e)	45	648
Central Japan Railway Co.	25	3,569
China Bank Ltd.	124	876
Chiyoda Corp.	32	388
Chubu Electric Power Co. Inc. (c)	109	1,350
Chugai Pharmaceutical Co. Ltd.	37	1,057
Chugoku Bank Ltd.	26	400
Chugoku Electric Power Co. Inc.	51	696
Chuo Mitsui Trust Holdings Inc.	578	2,642
Citizen Holdings Co. Ltd.	54	424
Credit Saison Co. Ltd.	28	583
Dai Nippon Printing Co. Ltd.	105	1,097
Dai-Ichi Life Insurance Co. Ltd.	152	2,258
Daicel Chemical Industries Ltd.	59	564
Daido Steel Co. Ltd.	42	215
Daihatsu Motor Co. Ltd. (e)	34	605
Daiichi Sankyo Co. Ltd.	120	2,251
Daikin Industries Ltd.	41	2,588
Dainippon Sumitomo Pharma Co. Ltd.	28	319
Daito Trust Construction Co. Ltd.	13	1,552
Daiwa House Industry Co. Ltd.	103	2,135
Daiwa Securities Group Inc.	290	2,513
Dena Co. Ltd. (e)	17	234
Denso Corp.	86	4,103
Dentsu Inc.	38	1,548
Don Quijote Holdings Co. Ltd.	10	547
East Japan Railway Co.	58	4,600
Eisai Co. Ltd.	46	1,939
Electric Power Development Co. Ltd.	19	624
FamilyMart Co. Ltd. (e)	12	504
Fanuc Ltd.	33	5,768
Fast Retailing Co. Ltd.	9	3,097
Fuji Electric Holdings Co. Ltd.	86	408
Fuji Heavy Industries Ltd.	104	2,895
FUJIFILM Holdings Corp.	83	2,308
Fujitsu Ltd.	324	2,428
Fukuoka Financial Group Inc.	129	623
Gree Inc. (e)	14	121
GungHo Online Entertainment Inc. (e)	60	390
Gunma Bank Ltd.	67	396
Hachijuni Bank Ltd.	71	442
Hakuhodo DY Holdings Inc.	36	354
Hamamatsu Photonics KK	13	618
Hankyu Hanshin Holdings Inc.	213	1,216
Hikari Tsushin Inc.	3	219
Hino Motors Ltd.	44	607
Hirose Electric Co. Ltd.	5	758
Hiroshima Bank Ltd.	74	354
Hisamitsu Pharmaceutical Co. Inc.	10	456
Hitachi Chemical Co. Ltd.	15	251
Hitachi Construction Machinery Co. Ltd. (e)	16	327
Hitachi High-Technologies Corp.	9	219
Hitachi Ltd.	843	6,178
Hitachi Metals Ltd.	30	457
Hokuhoku Financial Group Inc.	232	495
Hokuriku Electric Power Co.	26	339
Honda Motor Co. Ltd.	285	9,952
Hoya Corp.	78	2,587
Hulic Co. Ltd.	44	583
Ibiden Co. Ltd.	18	357
Idemitsu Kosan Co. Ltd.	16	357
IHI Corp.	222	1,035
Iida Group Holdings Co. Ltd.	22	339
INPEX Corp.	151	2,302
Isetan Mitsukoshi Holdings Ltd.	68	889
Isuzu Motors Ltd.	216	1,430
ITOCHU Corp.	267	3,426
Itochu Techno-Solutions Corp.	3	148
Iyo Bank Ltd.	49	496
J. Front Retailing Co. Ltd.	85	598
Japan Airlines Co. Ltd.	11	592
Japan Display Inc. (c)	62	381
Japan Exchange Group Inc.	43	1,060
Japan Prime Realty Investment Corp.	—	535
Japan Real Estate Investment Corp.	—	1,281
Japan Retail Fund Investment Corp.	—	920
Japan Tobacco Inc.	192	7,001
JFE Holdings Inc.	86	1,785
JGC Corp.	36	1,095
Joyo Bank Ltd.	108	576
JSR Corp.	30	510
JTEKT Corp.	34	572
JX Holdings Inc.	402	2,153
Kajima Corp.	156	690
Kakaku.com Inc	24	421
Kamigumi Co. Ltd.	48	442
Kaneka Corp.	42	263
Kansai Electric Power Co. Inc. (c)	130	1,228
Kansai Paint Co. Ltd.	42	702
Kao Corp.	90	3,529
Kawasaki Heavy Industries Ltd.	239	911
KDDI Corp.	102	6,229
Keihin Electric Express Railway Co. Ltd.	79	710
Keio Corp.	112	881
Keisei Electric Railway Co. Ltd.	50	498
Keyence Corp.	8	3,522
Kikkoman Corp.	26	542
Kintetsu Corp.	312	1,137
Kirin Holdings Co. Ltd. (e)	152	2,195
Kobe Steel Ltd.	528	794
Koito Manufacturing Co. Ltd.	15	384

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Komatsu Ltd.	162	3,765
Konami Corp.	20	451
Konica Minolta Holdings Inc.	83	820
Kubota Corp.	198	2,810
Kuraray Co. Ltd.	56	714
Kurita Water Industries Ltd.	17	396
Kyocera Corp.	57	2,692
Kyowa Hakko Kirin Co. Ltd. (e)	40	538
Kyushu Electric Power Co. Inc. (c)	80	901
Lawson Inc. (e)	11	841
LIXIL Group Corp.	44	1,202
M3 Inc.	27	436
Mabuchi Motor Co. Ltd.	4	288
Makita Corp.	21	1,267
Marubeni Corp.	295	2,159
Marui Group Co. Ltd.	45	436
Maruichi Steel Tube Ltd.	7	196
Mazda Motor Corp.	481	2,257
McDonald’s Holdings Co. Japan Ltd. (e)	10	284
Medipal Holdings Corp.	21	303
MEIJI Holdings Co. Ltd.	11	730
Miraca Holdings Inc.	11	538
Mitsubishi Chemical Holdings Corp.	251	1,112
Mitsubishi Corp.	245	5,092
Mitsubishi Electric Corp.	342	4,225
Mitsubishi Estate Co. Ltd.	221	5,458
Mitsubishi Gas Chemical Co. Inc.	72	461
Mitsubishi Heavy Industries Ltd.	538	3,360
Mitsubishi Logistics Corp.	20	300
Mitsubishi Materials Corp.	198	695
Mitsubishi Motors Corp.	110	1,217
Mitsubishi Tanabe Pharma Corp.	42	623
Mitsubishi UFJ Financial Group Inc.	2,232	13,700
Mitsubishi UFJ Lease & Finance Co. Ltd.	104	600
Mitsui & Co. Ltd.	303	4,850
Mitsui Chemicals Inc.	128	350
Mitsui Fudosan Co. Ltd.	164	5,535
Mitsui OSK Lines Ltd.	188	700
Mizuho Financial Group Inc.	4,018	8,259
MS&AD Insurance Group Holdings	91	2,188
Murata Manufacturing Co. Ltd.	36	3,367
Nabtesco Corp.	20	443
Nagoya Railroad Co. Ltd. (e)	144	574
Namco Bandai Holdings Inc.	33	774
NEC Corp.	424	1,353
Nexon Co. Ltd.	17	158
NGK Insulators Ltd.	45	1,022
NGK Spark Plug Co. Ltd.	32	903
NHK Spring Co. Ltd.	31	291
Nidec Corp. (e)	37	2,276
Nikon Corp. (e)	61	959
Nintendo Co. Ltd.	19	2,270
Nippon Building Fund Inc. (e)	—	1,427
Nippon Electric Glass Co. Ltd.	57	332
Nippon Express Co. Ltd.	142	689
Nippon Meat Packers Inc.	29	566
Nippon Paint Co. Ltd.	28	593
Nippon Prologis REIT Inc.	—	618
Nippon Steel Corp.	1,344	4,306
Nippon Telegraph & Telephone Corp.	65	4,057
Nippon Yusen KK	268	773
Nissan Motor Co. Ltd.	432	4,093
Nisshin Seifun Group Inc.	38	452
Nissin Foods Holdings Co. Ltd.	11	576
Nitori Co. Ltd.	12	673
Nitto Denko Corp.	28	1,298
NKSJ Holdings Inc.	59	1,582
NOK Corp.	16	314
Nomura Holdings Inc.	641	4,541
Nomura Real Estate Holdings Inc.	21	405
Nomura Research Institute Ltd.	19	589
NSK Ltd.	87	1,132
NTT Data Corp.	22	838
NTT DoCoMo Inc.	266	4,536
NTT Urban Development Corp.	19	214
Obayashi Corp.	109	778
Odakyu Electric Railway Co. Ltd.	112	1,079
Oji Holdings Corp. (e)	136	560
Olympus Corp. (c)	44	1,524
Omron Corp.	34	1,446
Ono Pharmaceutical Co. Ltd.	15	1,335
Oracle Corp. Japan	6	245
Oriental Land Co. Ltd.	9	1,525
ORIX Corp.	225	3,732
Osaka Gas Co. Ltd.	325	1,366
Otsuka Corp.	9	451
Otsuka Holdings Co. Ltd.	64	1,978
Panasonic Corp.	390	4,727
Park24 Co. Ltd.	15	264
Rakuten Inc.	139	1,798
Resona Holdings Inc.	383	2,230
Ricoh Co. Ltd.	124	1,477
Rinnai Corp.	6	618
Rohm Co. Ltd.	17	987
Sankyo Co. Ltd.	9	346
Sanrio Co. Ltd. (e)	10	293
Santen Pharmaceutical Co. Ltd.	13	749
SBI Holdings Inc.	34	421
Secom Co. Ltd.	38	2,295
Sega Sammy Holdings Inc.	33	643
Seiko Epson Corp.	22	919
Sekisui Chemical Co. Ltd.	70	812
Sekisui House Ltd.	98	1,345
Seven & I Holdings Co. Ltd.	131	5,533
Seven Bank Ltd.	97	395
Sharp Corp. (c) (e)	263	844
Shikoku Electric Power Co. Inc. (c) (e)	32	445
Shimadzu Corp.	44	404
Shimamura Co. Ltd.	4	394
Shimano Inc.	13	1,487
Shimizu Corp.	111	787
Shin-Etsu Chemical Co. Ltd.	71	4,342
Shinsei Bank Ltd. (e)	288	649
Shionogi & Co. Ltd.	53	1,109
Shiseido Co. Ltd.	60	1,102
Shizuoka Bank Ltd.	99	1,071
Showa Shell Sekiyu KK (e)	29	332
SMC Corp.	9	2,465
SoftBank Corp.	168	12,535
Sony Corp.	180	3,011
Sony Financial Holdings Inc.	32	550
Stanley Electric Co. Ltd.	26	673
Sumitomo Chemical Co. Ltd.	253	956
Sumitomo Corp.	197	2,651
Sumitomo Electric Industries Ltd.	130	1,824
Sumitomo Heavy Industries Ltd.	110	524
Sumitomo Metal Mining Co. Ltd.	95	1,551
Sumitomo Mitsui Financial Group Inc.	223	9,336
Sumitomo Realty & Development Co. Ltd.	64	2,728
Sumitomo Rubber Industries Inc.	31	442
Suntory Beverage & Food Ltd.	24	945
Suruga Bank Ltd.	34	660
Suzuken Co. Ltd.	13	475
Suzuki Motor Corp.	63	1,976
Sysmex Corp.	24	915
T&D Holdings Inc.	105	1,427

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Taiheiyo Cement Corp.	199	802
Taisei Corp.	172	953
Taisho Pharmaceutical Holdings Co. Ltd.	6	430
Taiyo Nippon Sanso Corp. (e)	36	319
Takashimaya Co. Ltd.	53	515
Takeda Pharmaceutical Co. Ltd.	138	6,396
TDK Corp.	23	1,070
Teijin Ltd.	142	356
Terumo Corp.	55	1,237
THK Co. Ltd.	18	431
Tobu Railway Co. Ltd.	171	896
Toho Co. Ltd.	17	403
Toho Gas Co. Ltd.	84	461
Tohoku Electric Power Co. Inc.	87	1,012
Tokio Marine Holdings Inc.	123	4,036
Tokyo Electric Power Co. Inc. (c)	242	1,006
Tokyo Electron Ltd.	30	2,017
Tokyo Gas Co. Ltd.	436	2,547
Tokyo Tatemono Co. Ltd.	73	676
Tokyu Corp.	206	1,461
Tokyu Fudosan Holdings Corp	92	728
TonenGeneral Sekiyu KK (e)	57	541
Toppan Printing Co. Ltd.	97	750
Toray Industries Inc.	269	1,770
Toshiba Corp.	714	3,338
TOTO Ltd.	53	715
Toyo Seikan Group Holdings Ltd.	30	460
Toyo Suisan Kaisha Ltd.	16	493
Toyoda Gosei Co. Ltd.	9	189
Toyota Industries Corp.	29	1,493
Toyota Motor Corp.	484	28,965
Toyota Tsusho Corp.	36	1,027
Trend Micro Inc.	19	619
Unicharm Corp.	21	1,264
United Urban Investment Corp.	—	664
USS Co. Ltd.	40	678
West Japan Railway Co.	30	1,317
Yahoo! Japan Corp.	265	1,224
Yakult Honsha Co. Ltd.	15	739
Yamada Denki Co. Ltd. (e)	179	638
Yamaguchi Financial Group Inc.	31	327
Yamaha Corp.	24	378
Yamaha Motor Co. Ltd.	50	859
Yamato Holdings Co. Ltd.	62	1,282
Yamato Kogyo Co. Ltd. (e)	6	176
Yamazaki Baking Co. Ltd.	15	187
Yaskawa Electric Corp. (e)	41	497
Yokogawa Electric Corp.	39	496
Yokohama Rubber Co Ltd.	43	372
		487,483
JERSEY - 0.1%
Randgold Resources Ltd.	15	1,290

LUXEMBOURG - 0.3%
ArcelorMittal	173	2,580
Millicom International Cellular SA - SDR	12	1,080
SES SA - FDR	53	1,992
Tenaris SA	86	2,037
		7,689
MACAU - 0.2%
Sands China Ltd.	420	3,172
Wynn Macau Ltd. (e)	269	1,054
		4,226
MALTA - 0.0%
BGP Holdings Plc (c) (f)	479	—

NETHERLANDS - 4.9%
Aegon NV	314	2,737
Airbus Group NV	104	6,961
Akzo Nobel NV (e)	43	3,257
Altice SA (c) (e)	10	729
ASML Holding NV	64	5,998
Corio NV	14	735
Delta Lloyd NV	34	860
Fugro NV - CVA (e)	13	735
Gemalto NV (e)	14	1,452
Heineken Holding NV	18	1,181
Heineken NV	40	2,864
ING Groep NV - CVA (c)	672	9,424
Koninklijke Ahold NV	165	3,099
Koninklijke Boskalis Westminster NV	13	759
Koninklijke KPN NV (c)	584	2,130
Koninklijke Philips Electronics NV	170	5,399
Koninklijke Philips NV	29	2,100
Koninklijke Vopak NV	12	594
OCI (c)	18	696
Qiagen NV (c)	40	965
Randstad Holding NV	22	1,217
Reed Elsevier NV	121	2,777
Royal Dutch Shell Plc - Class A	685	28,312
Royal Dutch Shell Plc - Class B	429	18,653
TNT NV (e)	84	763
Unilever NV - CVA	285	12,483
Wolters Kluwer NV	54	1,614
Ziggo NV	27	1,235
		119,729
NEW ZEALAND - 0.1%
Auckland International Airport Ltd. (e)	174	594
Contact Energy Ltd. (e)	56	259
Fletcher Building Ltd.	128	990
Ryman Healthcare Ltd. (e)	61	455
Spark New Zealand Ltd. (e)	350	822
Xero Ltd. (c)	11	249
		3,369
NORWAY - 0.8%
Aker Solutions ASA	33	568
DNB ASA	177	3,236
Gjensidige Forsikring ASA	37	656
Norsk Hydro ASA	227	1,213
Orkla ASA	142	1,265
SeaDrill Ltd.	65	2,591
StatoilHydro ASA	195	5,983
Telenor ASA	133	3,023
Yara International ASA (e)	33	1,636
		20,171
PORTUGAL - 0.2%
Banco Espirito Santo SA (c) (e)	413	339
Energias de Portugal SA	405	2,033
Galp Energia SGPS SA	65	1,187
Jeronimo Martins SGPS SA	43	710
		4,269
SINGAPORE - 1.4%
Ascendas REIT	366	676
CapitaCommercial Trust (e)	383	523
CapitaLand Ltd.	479	1,230
CapitaMall Trust	467	740
City Developments Ltd.	66	542
ComfortDelGro Corp. Ltd.	333	668
DBS Group Holdings Ltd.	299	4,015
Genting International Plc	1,083	1,156

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Global Logistic Properties Ltd.	537	1,165
Golden Agri-Resources Ltd.	1,187	530
Hutchison Port Holdings Trust (e)	849	611
Jardine Cycle & Carriage Ltd.	18	635
Keppel Corp. Ltd.	253	2,190
Keppel Land Ltd.	132	358
Noble Group Ltd.	737	811
Olam International Ltd. (e)	87	180
Oversea-Chinese Banking Corp. Ltd. (e)	467	3,579
SembCorp Industries Ltd.	158	680
SembCorp Marine Ltd. (e)	152	502
Singapore Airlines Ltd.	102	852
Singapore Exchange Ltd.	161	898
Singapore Press Holdings Ltd. (e)	306	1,024
Singapore Technologies Engineering Ltd.	279	851
Singapore Telecommunications Ltd.	1,387	4,286
StarHub Ltd. (e)	90	301
United Overseas Bank Ltd.	221	3,996
UOL Group Ltd.	95	495
Wilmar International Ltd. (e)	345	883
Yangzijiang Shipbuilding Holdings Ltd. (e)	293	254
		34,631
SPAIN - 3.6%
Abertis Infraestructuras SA - Class A	73	1,687
ACS Actividades de Construccion y Servicios SA	30	1,395
Amadeus IT Holding SA	68	2,791
Banco Bilbao Vizcaya Argentaria SA	1,036	13,200
Banco de Sabadell SA	593	2,023
Banco Popular Espanol SA	307	2,049
Banco Santander SA	2,076	21,696
Bankia SA (c)	806	1,563
CaixaBank SA	325	2,002
Distribuidora Internacional de Alimentacion SA	102	935
Enagas SA (e)	34	1,088
Ferrovial SA (e)	73	1,628
Gas Natural SDG SA (e)	61	1,923
Grifols SA	27	1,500
Iberdrola SA	894	6,836
Inditex SA	38	5,857
Mapfre SA	183	728
Red Electrica Corp. SA (e)	20	1,793
Repsol SA	151	3,987
Telefonica SA	717	12,310
Zardoya Otis SA	30	535
		87,526
SWEDEN - 2.9%
Alfa Laval AB	55	1,414
Assa Abloy AB - Class B	58	2,945
Atlas Copco AB - Class A (e)	119	3,439
Atlas Copco AB - Class B	67	1,791
Boliden AB	53	767
Electrolux AB - Class B	45	1,136
Elekta AB - Class B (e)	70	891
Getinge AB - Class B	37	979
Hennes & Mauritz AB - Class B	166	7,240
Hexagon AB - Class B	42	1,354
Husqvarna AB - Class B	81	629
Industrivarden AB - Class C	23	454
Investor AB - Class B	81	3,037
Kinnevik Investment AB - Class B	39	1,652
Lundin Petroleum AB (c)	37	758
Nordea Bank AB	531	7,481
Sandvik AB (e)	190	2,592
Securitas AB - Class B (e)	55	656
Skandinaviska Enskilda Banken AB - Class A	264	3,522
Skanska AB - Class B	69	1,572
SKF AB - Class B	71	1,810
Svenska Cellulosa AB - Class B	104	2,712
Svenska Handelsbanken AB - Class A	87	4,248
Swedbank AB - Class A	158	4,173
Swedish Match AB	36	1,249
Tele2 AB - Class B	53	628
Telefonaktiebolaget LM Ericsson - Class B	531	6,419
TeliaSonera AB	413	3,013
Volvo AB - Class B	269	3,699
		72,260
SWITZERLAND - 9.2%
ABB Ltd.	385	8,853
Actelion Ltd.	18	2,321
Adecco SA	30	2,449
Aryzta AG	16	1,503
Baloise Holding AG	9	1,042
Barry Callebaut AG	—	542
Cie Financiere Richemont SA	91	9,566
Credit Suisse Group AG	265	7,535
EMS-Chemie Holding AG	2	607
Geberit AG	7	2,295
Givaudan SA	2	2,677
Glencore Plc	1,856	10,344
Holcim Ltd.	41	3,572
Julius Baer Group Ltd.	41	1,689
Kuehne & Nagel International AG	10	1,304
Lindt & Spruengli AG	—	1,112
Lonza Group AG	9	967
Nestle SA	566	43,850
Novartis AG	404	36,546
Pargesa Holding SA	4	357
Partners Group Holding AG	3	794
Roche Holding AG	123	36,728
Schindler Holding AG	4	561
SGS SA	1	2,292
Sika AG	—	1,610
Sonova Holding AG	9	1,358
STMicroelectronics NV	119	1,063
Sulzer AG	4	551
Swatch Group AG	8	851
Swatch Group AG	5	3,299
Swiss Life Holding AG	6	1,356
Swiss Prime Site AG	10	863
Swiss Re AG	61	5,462
Swisscom AG	4	2,420
Syngenta AG	16	6,005
Transocean Ltd.	63	2,819
UBS AG	639	11,718
Zurich Financial Services AG	26	7,835
		226,716
UNITED KINGDOM - 18.5%
3i Group Plc	180	1,239
Aberdeen Asset Management Plc	164	1,272
Admiral Group Plc	35	923
Aggreko Plc	45	1,260
AMEC Plc	56	1,157
Anglo American Plc	243	5,965
Antofagasta Plc	71	923
ARM Holdings Plc	248	3,722
ASOS Plc (c)	9	456
Associated British Foods Plc	63	3,304
AstraZeneca Plc	220	16,363
Aviva Plc	521	4,548
Babcock International Group Plc	91	1,801
BAE Systems Plc	571	4,232

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Barclays Plc	2,865	10,436
BG Group Plc	597	12,592
BHP Billiton Plc	370	12,020
BP Plc	3,241	28,540
British American Tobacco Plc	331	19,702
British Land Co. Plc	166	1,996
British Sky Broadcasting Group Plc	181	2,796
BT Group Plc	1,383	9,085
Bunzl Plc	60	1,673
Burberry Group Plc	76	1,926
Capita Group Plc	118	2,309
Capital Shopping Centres Group	147	785
Carnival Plc	32	1,211
Centrica Plc	888	4,747
Cobham Plc	186	995
Coca-Cola HBC AG	38	864
Compass Group Plc	313	5,445
Croda International Plc	25	956
Diageo Plc	440	14,000
Direct Line Insurance Group Plc	262	1,208
easyJet Plc	28	651
Fresnillo Plc	39	580
G4S Plc	271	1,183
GKN Plc	288	1,789
GlaxoSmithKline Plc	853	22,698
Hammerson Plc	132	1,313
Hargreaves Lansdown Plc	35	746
HSBC Holdings Plc	3,304	33,516
ICAP Plc	102	662
IMI Plc	46	1,180
Imperial Tobacco Group Plc	169	7,596
Inmarsat Plc	76	977
InterContinental Hotels Group Plc	47	1,953
International Consolidated Airlines Group SA (c)	177	1,124
Intertek Group Plc	28	1,311
Investec Plc	105	971
ITV Plc	697	2,123
J Sainsbury Plc	219	1,180
Johnson Matthey Plc	35	1,875
Kingfisher Plc	423	2,594
Land Securities Group Plc	140	2,483
Legal & General Group Plc	1,047	4,034
Lloyds Banking Group Plc (c)	9,992	12,700
London Stock Exchange Group Plc	30	1,019
Marks & Spencer Group Plc	289	2,100
Meggitt Plc	140	1,212
Melrose Industries Plc	184	820
National Grid Plc	652	9,391
Next Plc	28	3,089
Old Mutual Plc	871	2,945
Pearson Plc	145	2,871
Persimmon Plc	52	1,130
Petrofac Ltd.	43	886
Prudential plc (a)	448	10,259
Reckitt Benckiser Group Plc	113	9,880
Reed Elsevier Plc	203	3,255
Rexam Plc	130	1,186
Rio Tinto Plc	223	12,019
Rolls-Royce Holdings Plc	328	5,992
Royal Bank of Scotland Group Plc (c)	434	2,440
Royal Mail Plc	121	1,031
RSA Insurance Group Plc	175	1,421
SABMiller Plc	168	9,755
Sage Group Plc	193	1,266
Schroders Plc	19	823
Scottish & Southern Energy Plc	171	4,576
Segro Plc	131	774
Severn Trent Plc	42	1,404
Shire Plc	103	8,042
Smith & Nephew Plc	163	2,877
Smiths Group Plc	68	1,507
Sports Direct International Plc (c)	46	560
Standard Chartered Plc	424	8,675
Standard Life Plc	423	2,707
Subsea 7 SA	46	862
Tate & Lyle Plc	89	1,036
Tesco Plc	1,412	6,863
Travis Perkins Plc	42	1,174
TUI Travel Plc	80	543
Tullow Oil Plc	157	2,292
Unilever Plc	225	10,177
United Utilities Group Plc	118	1,785
Vodafone Group Plc	4,632	15,482
Weir Group Plc	38	1,693
Whitbread Plc	31	2,341
William Hill Plc	147	827
WM Morrison Supermarkets Plc	409	1,284
Wolseley Plc	46	2,537
WPP Plc	234	5,108
		455,606
Total Common Stocks (cost $1,947,525)		2,388,171

PREFERRED STOCKS - 0.8%
GERMANY - 0.6%
Bayerische Motoren Werke AG	9	869
Fuchs Petrolub AG	13	577
Henkel AG & Co. KGaA	32	3,647
Porsche Automobil Holding SE	27	2,831
Volkswagen AG	28	7,458
		15,382
ITALY - 0.1%
Intesa Sanpaolo SpA	160	426
Telecom Italia SpA	1,032	1,021
		1,447
SWITZERLAND - 0.1%
Lindt & Spruengli AG	—	763
Schindler Holding AG	8	1,211
		1,974
Total Preferred Stocks (cost $12,236)		18,803

RIGHTS - 0.0%
CAYMAN ISLANDS - 0.0%
HKT Trust (c) (f)	60	18
SPAIN - 0.0%
Repsol SA (c) (e)	151	103
Total Rights (cost $102)		121
OTHER EQUITY INTERESTS - 0.0%
AUSTRIA - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS - 3.6%
Investment Companies - 1.4%
JNL Money Market Fund, 0.01% (a) (h)	35,762	35,762

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	51,604	51,604
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 09/11/14 (o)	$2,655	2,655
Total Short Term Investments (cost $90,021)		90,021

Total Investments - 101.5% (cost $2,049,884)		2,497,116
Other Assets and Liabilities, Net - (1.5%)		(37,562)
Total Net Assets - 100.0%		$2,459,554

Portfolio Composition:	Percentage of Total Investments
Financials	24.4%
Industrials	12.3
Consumer Discretionary	11.4
Consumer Staples	10.5
Health Care	10.2
Materials	7.9
Energy	7.0
Telecommunication Services	4.7
Information Technology	4.3
Utilities	3.7
Short Term Investments	3.6
Total Investments	100.0%

JNL/Mellon Capital Bond Index Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.6%
Ally Auto Receivables Trust, 0.59%, 01/17/17	$845	$845
American Airlines Pass-Through Trust, 5.25%, 01/31/21	406	444
Banc of America Commercial Mortgage Trust REMIC
5.95%, 05/10/45 (i)	550	600
5.45%, 01/15/49	200	216
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (i)	1,000	1,045
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	993
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.90%, 06/11/40 (i)	300	334
5.54%, 10/12/41	241	261
4.87%, 09/11/42	557	577
Capital One Multi-Asset Execution Trust, 5.05%, 12/17/18	1,000	1,071
CarMax Auto Owner Trust, 0.80%, 07/16/18	800	800
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	733	780
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	971
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	245	263
5.65%, 10/15/48	500	543
Cobalt Commercial Mortage-Backed Securities Trust REMIC, 5.22%, 08/15/48	240	256
COMM Mortgage Trust REMIC, 4.26%, 10/10/46	1,150	1,243
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	208	226
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22 (i)	325	385
GE Capital Commercial Mortgage Corp. REMIC, 5.49%, 11/10/45 (i)	200	211
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	400	434
3.00%, 08/10/44	1,500	1,556
3.48%, 01/10/45	750	778
JPMBB Commercial Mortgage Securities Trust REMIC, 4.13%, 11/15/45	500	536
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
4.94%, 08/15/42 (i)	270	278
2.67%, 01/15/46	1,000	1,030
5.42%, 01/15/49	237	259
5.89%, 02/12/49 (i)	200	221
5.79%, 02/12/51 (i)	521	578
LB-UBS Commercial Mortgage Trust REMIC
5.66%, 03/15/39 (i)	307	326
5.42%, 02/15/40	327	357
5.87%, 09/15/45 (i)	1,508	1,695
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	231	249
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	190	205
5.17%, 12/12/49	200	215
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
2.86%, 11/15/45	250	246
3.09%, 08/15/46	500	522
Morgan Stanley Capital I Trust REMIC
5.33%, 11/12/41	223	241
5.83%, 10/15/42 (i)	228	240
5.77%, 04/12/49 (i)	1,400	1,518
Nissan Auto Receivables Owner Trust, 1.00%, 07/16/18	1,000	1,006
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	500	491
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25	250	262
US Airways Pass-Through Trust, 3.95%, 11/15/25	250	256
Wachovia Bank Commercial Mortgage Trust REMIC
5.12%, 07/15/42 (i)	375	387
5.42%, 01/15/45 (i)	807	847
5.57%, 10/15/48	235	253
WF-RBS Commercial Mortgage Trust REMIC, 2.03%, 03/15/45	500	507
Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,532)		27,557

CORPORATE BONDS AND NOTES - 26.4%
CONSUMER DISCRETIONARY - 1.9%
Amazon.com Inc., 2.50%, 09/28/18 (e)	200	189
Carnival Corp., 3.95%, 10/15/20	200	211
CBS Corp.
5.63%, 09/15/19	500	576
4.85%, 07/01/42	150	149
Comcast Corp.
5.90%, 03/15/16	500	544
5.70%, 05/15/18	600	691
6.50%, 11/15/35	100	129
6.95%, 08/15/37	250	337
DIRECTV Holdings LLC
2.40%, 03/15/17	500	515
4.60%, 02/15/21	600	655
6.35%, 03/15/40 (e)	300	362

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Discovery Communications LLC
3.70%, 06/01/15	100	103
5.63%, 08/15/19	100	114
5.05%, 06/01/20	200	225
6.35%, 06/01/40	100	120
Dollar General Corp., 3.25%, 04/15/23 (e)	250	236
Ford Motor Co.
4.75%, 01/30/19	300	303
7.45%, 07/16/31	300	401
Gap Inc., 5.95%, 04/12/21	300	347
Grupo Televisa SAB, 6.63%, 03/18/25 (e)	100	123
Hasbro Inc., 6.35%, 03/15/40	300	359
Home Depot Inc.
5.40%, 03/01/16	500	539
2.00%, 06/15/19	300	300
5.88%, 12/16/36	250	307
Interpublic Group of Cos. Inc., 4.20%, 04/15/24	250	258
Johnson Controls Inc., 3.75%, 12/01/21	500	522
Kohl’s Corp., 4.00%, 11/01/21 (e)	300	313
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	110
5.50%, 10/15/35	150	174
5.80%, 04/15/40	300	361
Macy’s Retail Holdings Inc.
6.65%, 07/15/24	200	247
6.90%, 04/01/29	250	312
Mattel Inc., 2.35%, 05/06/19 (e)	200	200
McDonald’s Corp.
5.35%, 03/01/18	300	341
6.30%, 03/01/38	200	258
NBCUniversal Media LLC
5.15%, 04/30/20	200	229
6.40%, 04/30/40	500	640
News America Inc.
4.50%, 02/15/21	400	439
6.20%, 12/15/34	50	61
6.15%, 02/15/41	300	363
NIKE Inc, 2.25%, 05/01/23	400	377
Nordstrom Inc., 4.00%, 10/15/21	225	241
Omnicom Group Inc., 5.90%, 04/15/16	250	271
Target Corp.
5.88%, 07/15/16	250	276
2.30%, 06/26/19	200	201
6.50%, 10/15/37	300	395
Thomson Reuters Corp., 6.50%, 07/15/18 (e)	500	586
Time Warner Cable Inc.
5.85%, 05/01/17	150	169
8.75%, 02/14/19	169	216
7.30%, 07/01/38	300	403
6.75%, 06/15/39	300	386
Time Warner Inc.
5.88%, 11/15/16	350	390
2.10%, 06/01/19	250	249
3.40%, 06/15/22 (e)	500	506
7.63%, 04/15/31	200	274
6.10%, 07/15/40	200	235
TJX Cos. Inc., 2.75%, 06/15/21	200	200
Toyota Motor Credit Corp., 1.13%, 05/16/17 (e)	250	250
Viacom Inc.
7.88%, 07/30/30	125	168
4.38%, 03/15/43	300	278
Walt Disney Co.
1.10%, 12/01/17 (e)	350	348
2.75%, 08/16/21	300	303
7.00%, 03/01/32	50	69
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	502
Yum! Brands Inc., 6.88%, 11/15/37	52	67
		20,023
CONSUMER STAPLES - 1.7%
Altria Group Inc.
2.85%, 08/09/22	500	482
9.95%, 11/10/38 (l)	33	55
4.50%, 05/02/43	500	481
Anheuser-Busch InBev Finance Inc., 1.25%, 01/17/18	300	298
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	500	502
4.38%, 02/15/21	500	552
2.50%, 07/15/22	300	287
3.75%, 07/15/42	300	272
Archer-Daniels-Midland Co., 5.38%, 09/15/35	200	232
Beam Inc., 5.38%, 01/15/16	45	48
Campbell Soup Co., 4.25%, 04/15/21 (e)	300	322
Clorox Co., 3.80%, 11/15/21	250	262
Coca-Cola Co., 3.15%, 11/15/20	300	315
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	400	411
ConAgra Foods Inc.
7.00%, 04/15/19	300	361
3.25%, 09/15/22	300	295
Costco Wholesale Corp., 0.65%, 12/07/15	400	401
CVS Caremark Corp.
5.75%, 06/01/17	244	275
4.13%, 05/15/21	400	432
Diageo Capital Plc, 4.83%, 07/15/20	395	445
Diageo Investment Corp., 8.00%, 09/15/22	100	131
General Mills Inc.
5.70%, 02/15/17	300	336
3.65%, 02/15/24	303	310
Kellogg Co.
4.45%, 05/30/16	350	373
4.00%, 12/15/20 (e)	127	134
Kimberly-Clark Corp.
7.50%, 11/01/18	250	308
1.90%, 05/22/19	200	200
Kraft Foods Group Inc.
1.63%, 06/04/15	400	404
6.13%, 08/23/18	221	257
5.00%, 06/04/42	200	213
Kroger Co.
6.40%, 08/15/17	200	229
6.15%, 01/15/20	200	235
7.50%, 04/01/31	150	197
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	250	312
Mead Johnson Nutrition Co., 4.60%, 06/01/44	200	200
Mondelez International Inc.
4.13%, 02/09/16	100	105
6.50%, 02/09/40 (e)	243	311
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	767
PepsiCo Inc., 7.90%, 11/01/18	555	691
Philip Morris International Inc.
1.13%, 08/21/17 (e)	500	498
5.65%, 05/16/18	250	287
2.90%, 11/15/21	300	302
4.38%, 11/15/41	300	300
Procter & Gamble Co.
2.30%, 02/06/22 (e)	500	488
5.55%, 03/05/37	100	122
Reynolds American Inc., 4.85%, 09/15/23	150	161
Unilever Capital Corp., 5.90%, 11/15/32	300	390
Wal-Mart Stores Inc.
2.80%, 04/15/16	400	416
4.13%, 02/01/19	300	331
4.25%, 04/15/21	400	442
7.55%, 02/15/30	500	710

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
6.20%, 04/15/38	300	383
4.88%, 07/08/40	300	330
4.30%, 04/22/44	150	151
		17,752
ENERGY - 3.2%
Anadarko Petroleum Corp., 6.45%, 09/15/36	250	318
Apache Corp.
3.63%, 02/01/21 (e)	400	425
4.75%, 04/15/43	200	209
Baker Hughes Inc., 5.13%, 09/15/40	400	454
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	185
BP Capital Markets Plc
3.13%, 10/01/15 (e)	500	516
1.85%, 05/05/17 (e)	400	408
3.81%, 02/10/24	500	516
Burlington Resources Finance Co., 7.20%, 08/15/31	100	139
Cameron International Corp., 5.13%, 12/15/43	175	186
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	175
6.25%, 03/15/38	300	373
Cenovus Energy Inc.
5.70%, 10/15/19	200	232
4.45%, 09/15/42	250	247
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	47
6.63%, 11/01/37	200	261
Chevron Corp.
0.89%, 06/24/16	300	302
1.72%, 06/24/18	500	504
3.19%, 06/24/23	500	508
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	300	301
1.75%, 05/09/18	300	298
3.00%, 05/09/23	300	283
4.25%, 05/09/43	300	278
Conoco Funding Co., 7.25%, 10/15/31	75	106
ConocoPhillips
6.65%, 07/15/18	75	89
5.75%, 02/01/19	300	349
6.00%, 01/15/20	300	357
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	274
Continental Resources Inc., 4.50%, 04/15/23	350	374
Devon Energy Corp., 2.40%, 07/15/16	500	516
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	140
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42	200	186
Enable Midstream Partners LP, 3.90%, 05/15/24 (e) (r)	200	199
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	267
Encana Corp.
3.90%, 11/15/21 (e)	400	422
6.50%, 08/15/34	100	123
Energy Transfer Partners LP
9.70%, 03/15/19 (e)	222	291
7.50%, 07/01/38	200	260
6.50%, 02/01/42	150	179
Enterprise Products Operating LLC
5.25%, 01/31/20	300	342
6.88%, 03/01/33	25	32
6.45%, 09/01/40	100	125
5.95%, 02/01/41	300	357
4.45%, 02/15/43	300	294
EOG Resources Inc.
2.50%, 02/01/16	200	206
2.63%, 03/15/23	500	482
Exxon Mobil Corp., 0.92%, 03/15/17	500	500
Halliburton Co., 7.45%, 09/15/39	250	361
Hess Corp.
7.30%, 08/15/31	35	47
5.60%, 02/15/41 (e)	400	462
Kerr-McGee Corp., 6.95%, 07/01/24	230	295
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	641
3.50%, 09/01/23 (e)	300	291
5.00%, 03/01/43	300	297
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	326
Marathon Oil Corp., 5.90%, 03/15/18	528	604
Nabors Industries Inc., 6.15%, 02/15/18 (e)	300	342
Nexen Inc.
5.88%, 03/10/35	50	56
6.40%, 05/15/37	100	120
Noble Holding International Ltd., 2.50%, 03/15/17 (e)	400	409
Occidental Petroleum Corp., 2.50%, 02/01/16	400	412
ONEOK Partners LP
3.38%, 10/01/22	500	497
6.65%, 10/01/36	150	184
Pemex Project Funding Master Trust, 6.63%, 06/15/35 (e)	150	177
Petro-Canada, 7.00%, 11/15/28	75	97
Petrobras Global Finance BV
4.38%, 05/20/23 (e)	500	482
7.25%, 03/17/44 (e)	500	551
Petrobras International Finance Co.
6.13%, 10/06/16	100	109
5.88%, 03/01/18 (e)	150	163
7.88%, 03/15/19	500	583
6.88%, 01/20/40 (e)	400	419
Petroleos Mexicanos
6.00%, 03/05/20	500	572
5.50%, 01/21/21	700	786
5.50%, 06/27/44	250	260
Pioneer Natural Resources Co., 3.95%, 07/15/22	400	420
Plains All American Pipeline LP
3.95%, 09/15/15	300	312
6.50%, 05/01/18	100	117
6.70%, 05/15/36	100	127
4.30%, 01/31/43 (e)	200	191
Plains Exploration & Production Co., 6.75%, 02/01/22	400	455
Pride International Inc., 6.88%, 08/15/20	400	486
Rowan Cos. Inc., 4.88%, 06/01/22 (e)	400	428
Shell International Finance BV
5.20%, 03/22/17	250	278
2.00%, 11/15/18 (e)	400	406
4.38%, 03/25/20	300	334
6.38%, 12/15/38	200	263
5.50%, 03/25/40	300	359
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (r)	250	281
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	315
Statoil ASA
3.15%, 01/23/22	200	204
3.70%, 03/01/24	400	418
3.95%, 05/15/43	300	289
Suncor Energy Inc., 6.50%, 06/15/38	300	385
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	300	296
Talisman Energy Inc., 6.25%, 02/01/38	300	348
Total Capital Canada Ltd., 2.75%, 07/15/23	300	291
Total Capital International SA
0.75%, 01/25/16	300	301

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
1.00%, 01/10/17	145	145
Total Capital SA, 2.30%, 03/15/16	250	257
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	238
3.80%, 10/01/20	400	431
6.20%, 10/15/37	100	126
5.00%, 10/16/43	150	164
Transocean Inc., 6.80%, 03/15/38	150	171
Valero Energy Corp., 9.38%, 03/15/19	250	328
Weatherford International Inc., 6.35%, 06/15/17	250	284
Western Gas Partners LP, 2.60%, 08/15/18	250	255
Williams Cos. Inc., 8.75%, 03/15/32	116	151
Williams Partners LP
5.25%, 03/15/20	300	338
6.30%, 04/15/40	200	237
		33,607
FINANCIALS - 10.1%
Abbey National Treasury Services Plc, 3.05%, 08/23/18	400	419
AFLAC Inc., 8.50%, 05/15/19	250	322
American Express Co.
6.15%, 08/28/17	450	515
7.00%, 03/19/18	480	571
American Express Credit Corp., 2.75%, 09/15/15	500	513
American International Group Inc.
5.85%, 01/16/18	600	685
6.40%, 12/15/20	500	604
4.88%, 06/01/22	200	223
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	276
Aon Plc, 4.45%, 05/24/43 (e)	300	291
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	150	162
Asian Development Bank
2.50%, 03/15/16	200	207
5.59%, 07/16/18	400	459
6.38%, 10/01/28	210	272
Assurant Inc., 6.75%, 02/15/34	100	119
Australia & New Zealand Banking Group Ltd.
1.25%, 01/10/17	300	302
1.25%, 06/13/17	300	300
AvalonBay Communities Inc., 2.85%, 03/15/23	500	480
AXA SA, 8.60%, 12/15/30	100	134
Bank of America Corp.
1.50%, 10/09/15	300	303
6.50%, 08/01/16	800	887
1.35%, 11/21/16	400	401
5.75%, 12/01/17	675	762
5.65%, 05/01/18	500	567
2.60%, 01/15/19	400	405
5.49%, 03/15/19	200	225
5.00%, 05/13/21	400	446
5.00%, 01/21/44	300	318
Bank of America NA, 6.00%, 10/15/36	250	303
Bank of Montreal
1.30%, 07/15/16	300	303
2.50%, 01/11/17	500	520
Bank of New York Mellon Corp.
2.50%, 01/15/16 (a) (e)	500	515
3.55%, 09/23/21 (a)	600	630
Bank of Nova Scotia, 2.05%, 10/07/15	500	510
Barclays Bank Plc, 5.13%, 01/08/20	500	565
BB&T Corp.
5.20%, 12/23/15	500	532
1.60%, 08/15/17	500	504
BBVA US Senior SAU, 4.66%, 10/09/15	400	418
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17 (e)	500	508
4.25%, 01/15/21 (e)	300	330
4.30%, 05/15/43 (e)	400	397
BioMed Realty LP, 2.63%, 05/01/19	200	201
BlackRock Inc., 3.38%, 06/01/22	500	516
BNP Paribas SA
2.70%, 08/20/18	500	511
5.00%, 01/15/21	400	445
Boston Properties LP, 3.80%, 02/01/24 (e)	500	505
BPCE SA, 4.00%, 04/15/24	200	204
Brandywine Operating Partnership LP, 3.95%, 02/15/23	250	252
Camden Property Trust, 5.00%, 06/15/15	100	104
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	500	514
Capital One Bank USA NA, 2.30%, 06/05/19	500	502
Capital One Financial Corp., 3.50%, 06/15/23	550	552
Caterpillar Financial Services Corp.
1.63%, 06/01/17 (e)	400	406
7.15%, 02/15/19	500	614
Charles Schwab Corp., 2.20%, 07/25/18	250	254
Cincinnati Financial Corp., 6.13%, 11/01/34	100	116
Citigroup Inc.
1.70%, 07/25/16	300	303
5.85%, 08/02/16	250	274
6.00%, 08/15/17	250	283
8.50%, 05/22/19	550	704
5.38%, 08/09/20	300	344
4.50%, 01/14/22	500	542
4.05%, 07/30/22	400	410
3.50%, 05/15/23	400	389
5.88%, 02/22/33	72	80
CNA Financial Corp., 5.75%, 08/15/21	400	465
Comerica Inc., 2.13%, 05/23/19	150	150
Commonwealth Bank of Australia, 1.25%, 09/18/15	200	202
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/15	500	511
3.38%, 01/19/17	250	265
2.25%, 01/14/19	500	506
Corp. Andina de Fomento, 3.75%, 01/15/16	200	208
Council Of Europe Development Bank, 1.50%, 02/22/17 (e)	500	508
Credit Suisse USA Inc.
5.13%, 08/15/15	200	210
5.38%, 03/02/16 (e)	500	538
DDR Corp., 4.63%, 07/15/22	300	321
Deutsche Bank AG London, 6.00%, 09/01/17	500	568
Discover Bank, 7.00%, 04/15/20	300	360
Duke Realty LP, 3.88%, 10/15/22	200	203
ERP Operating LP
5.75%, 06/15/17	150	169
2.38%, 07/01/19	300	301
Essex Portfolio LP, 3.88%, 05/01/24 (r)	750	762
European Bank for Reconstruction & Development
2.50%, 03/15/16	200	207
1.00%, 02/16/17	500	502
1.75%, 06/14/19	500	500
European Investment Bank
1.63%, 09/01/15 (e)	600	609
1.38%, 10/20/15 (e)	400	406
2.50%, 05/16/16	1,000	1,037
2.13%, 07/15/16 (e)	1,000	1,032
1.75%, 03/15/17	500	512
5.13%, 05/30/17	500	560
1.00%, 06/15/18	700	690
1.88%, 03/15/19	500	504

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
1.75%, 06/17/19	250	250
4.00%, 02/16/21 (e)	500	555
2.50%, 04/15/21	400	407
Export-Import Bank of Korea, 4.00%, 01/11/17	500	534
Fifth Third Bancorp, 8.25%, 03/01/38	300	441
First Republic Bank, 2.38%, 06/17/19	300	302
FMS Wertmanagement AoeR, 0.63%, 04/18/16	250	251
Ford Motor Credit Co. LLC
3.98%, 06/15/16	500	528
4.25%, 02/03/17	300	322
3.00%, 06/12/17	300	313
5.00%, 05/15/18 (e)	300	334
General Electric Capital Corp.
5.00%, 01/08/16	300	320
5.63%, 09/15/17	350	396
5.50%, 01/08/20	700	811
4.38%, 09/16/20	550	607
3.45%, 05/15/24	350	351
6.75%, 03/15/32	850	1,120
6.88%, 01/10/39	600	805
6.38%, 11/15/67 (i)	300	335
Genworth Financial Inc., 7.70%, 06/15/20	350	431
Goldman Sachs Group Inc.
1.60%, 11/23/15	700	707
5.75%, 10/01/16 (e)	250	275
6.25%, 09/01/17	500	570
5.95%, 01/18/18	300	341
6.15%, 04/01/18	300	344
5.38%, 03/15/20	400	453
5.25%, 07/27/21	500	561
6.13%, 02/15/33	350	419
6.75%, 10/01/37	650	778
6.25%, 02/01/41	400	486
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	553
6.10%, 10/01/41 (e)	75	93
HCP Inc.
6.00%, 01/30/17	150	168
5.38%, 02/01/21	300	341
Health Care REIT Inc.
6.13%, 04/15/20 (e)	400	465
4.50%, 01/15/24 (e)	300	316
Hospitality Properties Trust, 5.63%, 03/15/17 (e)	500	547
Host Hotels & Resorts LP, 6.00%, 10/01/21	400	461
HSBC Holdings Plc
5.10%, 04/05/21	250	284
4.00%, 03/30/22	500	532
4.25%, 03/14/24	150	154
7.63%, 05/17/32	650	865
6.10%, 01/14/42	300	378
ING US Inc., 5.70%, 07/15/43 (l)	300	351
Inter-American Development Bank
1.13%, 03/15/17	1,000	1,011
3.88%, 02/14/20	700	773
4.38%, 01/24/44	100	109
IntercontinentalExchange Group Inc., 4.00%, 10/15/23	300	316
International Bank for Reconstruction & Development
2.13%, 03/15/16	500	515
0.50%, 05/16/16	700	700
1.13%, 07/18/17 (e)	500	502
1.38%, 04/10/18 (e)	750	755
7.63%, 01/19/23	300	418
International Finance Corp., 2.13%, 11/17/17	500	517
Intesa Sanpaolo SpA, 3.13%, 01/15/16	400	411
Jefferies Group Inc., 5.13%, 04/13/18	250	274
John Deere Capital Corp.
2.25%, 06/07/16	400	413
1.40%, 03/15/17	500	507
1.20%, 10/10/17 (e)	500	498
JPMorgan Chase & Co.
1.35%, 02/15/17	500	502
6.00%, 01/15/18	1,750	2,003
6.30%, 04/23/19	500	591
4.40%, 07/22/20	600	655
3.20%, 01/25/23	500	496
3.63%, 05/13/24	250	251
5.60%, 07/15/41	500	585
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	568
KeyCorp, 2.30%, 12/13/18	400	405
KFW, 0.50%, 07/15/16	500	499
Korea Development Bank, 3.25%, 03/09/16	500	519
Korea Finance Corp., 2.88%, 08/22/18 (e)	500	513
Kreditanstalt fuer Wiederaufbau
4.88%, 01/17/17	1,200	1,323
1.25%, 02/15/17	1,000	1,012
2.75%, 09/08/20	500	519
2.63%, 01/25/22	700	712
0.00%,06/29/37 (j)	500	226
Landwirtschaftliche Rentenbank
2.50%, 02/15/16	200	207
5.13%, 02/01/17	500	555
Liberty Property LP, 3.38%, 06/15/23	500	485
Lloyds Bank Plc, 6.38%, 01/21/21	500	604
Markel Corp., 5.00%, 03/30/43	150	156
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	250	272
6.88%, 04/25/18	550	647
MetLife Inc.
6.75%, 06/01/16	500	556
7.72%, 02/15/19 (e)	500	622
5.70%, 06/15/35	100	120
6.40%, 12/15/36 (i)	100	112
Mid-America Apartments LP, 4.30%, 10/15/23	200	209
Morgan Stanley
5.38%, 10/15/15	500	529
1.75%, 02/25/16	300	304
5.75%, 10/18/16	410	452
4.75%, 03/22/17	800	871
6.63%, 04/01/18	500	584
5.75%, 01/25/21	400	464
3.75%, 02/25/23	300	305
5.00%, 11/24/25	300	320
7.25%, 04/01/32	387	518
National Australia Bank Ltd., 1.60%, 08/07/15	600	608
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	200	269
Nomura Holdings Inc, 6.70%, 03/04/20 (e)	400	481
Northern Trust Corp., 3.95%, 10/30/25	250	260
PartnerRe Finance B LLC, 5.50%, 06/01/20	90	102
Perrigo Co. Plc, 5.30%, 11/15/43 (r)	400	428
PNC Bank NA, 4.20%, 11/01/25	300	317
PNC Funding Corp.
5.25%, 11/15/15	250	265
6.70%, 06/10/19	500	605
Progressive Corp., 4.35%, 04/25/44	200	202
Prudential Financial Inc.
5.75%, 07/15/33	150	175
6.63%, 06/21/40	200	261
4.60%, 05/15/44	350	352
Royal Bank of Canada
2.88%, 04/19/16	500	520
1.25%, 06/16/17	300	300
2.15%, 03/15/19 (e)	250	252

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	500	510
Royal Bank of Scotland Plc
6.40%, 10/21/19	200	235
6.13%, 01/11/21	300	353
Simon Property Group LP
5.75%, 12/01/15	400	424
5.25%, 12/01/16	250	273
3.38%, 03/15/22	400	412
6.75%, 02/01/40	100	136
State Street Corp., 3.10%, 05/15/23	500	491
Sumitomo Mitsui Banking Corp., 1.35%, 07/18/15	600	605
SunTrust Bank, 1.35%, 02/15/17	500	502
Svensk Exportkredit AB, 1.88%, 06/17/19	500	502
Svenska Handelsbanken AB, 2.25%, 06/17/19	300	302
Toyota Motor Credit Corp.
4.25%, 01/11/21	400	438
2.63%, 01/10/23	300	291
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	214
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	517
Trinity Acquisition Plc, 4.63%, 08/15/23 (e)	350	362
U.S. Bancorp
4.13%, 05/24/21	400	435
2.95%, 07/15/22	400	394
U.S. Bank NA, 1.10%, 01/30/17	200	201
UBS AG
5.88%, 07/15/16	250	274
5.88%, 12/20/17	146	167
4.88%, 08/04/20	391	438
Union Bank NA, 5.95%, 05/11/16	500	546
Ventas Realty LP, 4.00%, 04/30/19	250	269
Wachovia Bank NA, 6.00%, 11/15/17	250	286
Wells Fargo & Co.
1.25%, 07/20/16	690	696
1.15%, 06/02/17	450	449
1.50%, 01/16/18 (e)	500	499
4.60%, 04/01/21	500	556
3.50%, 03/08/22	500	517
3.45%, 02/13/23	300	298
4.10%, 06/03/26	200	202
5.38%, 11/02/43	250	275
Westpac Banking Corp.
1.20%, 05/19/17	250	250
4.88%, 11/19/19	400	450
Weyerhaeuser Co., 7.38%, 03/15/32	200	270
		106,315
HEALTH CARE - 2.2%
Abbott Laboratories, 5.13%, 04/01/19	400	455
AbbVie Inc.
2.00%, 11/06/18	400	399
2.90%, 11/06/22	400	387
Actavis Funding SCS, 2.45%, 06/15/19 (r)	300	301
Aetna Inc.
1.50%, 11/15/17	200	201
6.63%, 06/15/36	150	195
4.13%, 11/15/42	200	192
Agilent Technologies Inc., 5.00%, 07/15/20	200	219
AmerisourceBergen Corp., 1.15%, 05/15/17	250	250
Amgen Inc.
5.85%, 06/01/17	300	338
4.10%, 06/15/21	600	645
3.63%, 05/22/24	250	252
5.15%, 11/15/41	400	428
AstraZeneca Plc
5.90%, 09/15/17	250	286
6.45%, 09/15/37	250	324
Baxter International Inc.
4.25%, 03/15/20	200	218
4.50%, 06/15/43	250	256
Becton Dickinson and Co., 3.25%, 11/12/20	300	312
Boston Scientific Corp., 6.25%, 11/15/15 (l)	300	322
Bristol-Myers Squibb Co., 5.88%, 11/15/36	67	83
Cardinal Health Inc., 1.70%, 03/15/18	400	398
Celgene Corp.
3.95%, 10/15/20	300	316
4.63%, 05/15/44	250	250
Cigna Corp., 4.00%, 02/15/22	500	530
Covidien International Finance SA, 6.00%, 10/15/17	300	343
Eli Lilly & Co.
5.20%, 03/15/17	400	445
5.55%, 03/15/37	100	119
Express Scripts Holding Co., 3.50%, 06/15/24	300	297
Express Scripts Inc., 3.13%, 05/15/16	300	312
Genentech Inc., 5.25%, 07/15/35	250	288
Gilead Sciences Inc., 4.40%, 12/01/21	500	549
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	500	573
2.80%, 03/18/23	500	486
Howard Hughes Medical Institute, 3.50%, 09/01/23	250	257
Johnson & Johnson
5.95%, 08/15/37	250	324
4.50%, 12/05/43	100	107
McKesson Corp.
5.70%, 03/01/17	100	112
2.85%, 03/15/23	500	482
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	591
Medtronic Inc., 4.45%, 03/15/20	400	443
Merck & Co. Inc.
2.40%, 09/15/22	400	386
6.55%, 09/15/37	300	400
3.60%, 09/15/42	200	179
Mylan Inc., 4.20%, 11/29/23	400	413
Novartis Capital Corp., 4.40%, 05/06/44	470	488
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	570
Pfizer Inc.
6.20%, 03/15/19 (e)	500	593
4.40%, 05/15/44	250	255
Pharmacia Corp., 6.60%, 12/01/28	50	65
Quest Diagnostic Inc., 4.70%, 04/01/21	500	539
Sanofi SA, 2.63%, 03/29/16	500	518
St. Jude Medical Inc., 4.75%, 04/15/43	400	410
Stryker Corp.
4.10%, 04/01/43	400	381
4.38%, 05/15/44	200	199
Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	500	512
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	200	196
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	181
Thermo Fisher Scientific Inc.
5.00%, 06/01/15	200	208
3.20%, 03/01/16	300	312
5.30%, 02/01/44	400	443
UnitedHealth Group Inc.
5.38%, 03/15/16 (e)	250	270
6.00%, 02/15/18	150	173
4.70%, 02/15/21	400	445
5.80%, 03/15/36	150	180

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
WellPoint Inc.
5.25%, 01/15/16	300	321
3.30%, 01/15/23	300	299
4.65%, 01/15/43	200	203
Wyeth LLC, 5.95%, 04/01/37	250	306
Zoetis Inc., 1.88%, 02/01/18	300	301
		23,031
INDUSTRIALS - 1.5%
3M Co.
2.00%, 06/26/22	250	238
5.70%, 03/15/37 (e)	150	186
Air Lease Corp, 3.38%, 01/15/19 (e)	400	412
Boeing Co., 4.88%, 02/15/20	500	570
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	498
6.15%, 05/01/37	100	124
5.75%, 05/01/40	400	477
Canadian National Railway Co., 5.55%, 03/01/19	400	462
Caterpillar Inc., 3.90%, 05/27/21	300	324
CSX Corp.
7.38%, 02/01/19	300	367
3.70%, 11/01/23 (e)	200	206
Dover Corp., 5.38%, 03/01/41	150	174
Eaton Corp.
0.95%, 11/02/15	600	603
1.50%, 11/02/17	300	300
4.15%, 11/02/42	100	97
Emerson Electric Co., 2.63%, 02/15/23	360	351
FedEx Corp.
2.63%, 08/01/22	300	288
3.88%, 08/01/42	300	269
GATX Corp., 4.75%, 06/15/22	350	377
General Electric Co.
5.25%, 12/06/17	600	677
2.70%, 10/09/22	250	245
Honeywell International Inc., 5.38%, 03/01/41	300	357
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	238
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	399
L-3 Communications Corp., 4.95%, 02/15/21	500	554
Lockheed Martin Corp., 4.07%, 12/15/42	493	474
Massachusetts Institute of Technology, 4.68%, 07/01/14	250	266
Norfolk Southern Corp.
5.90%, 06/15/19	300	350
2.90%, 02/15/23	79	77
4.84%, 10/01/41	324	343
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	234
Owens Corning, 6.50%, 12/01/16	250	279
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	76	85
Precision Castparts Corp., 2.50%, 01/15/23	300	287
Raytheon Co., 3.13%, 10/15/20	500	517
Republic Services Inc., 6.20%, 03/01/40	430	534
Roper Industries Inc., 1.85%, 11/15/17	300	303
Union Pacific Corp., 4.82%, 02/01/44	332	362
United Parcel Service Inc., 6.20%, 01/15/38	350	455
United Technologies Corp.
1.80%, 06/01/17	300	306
6.13%, 02/01/19 (e)	250	295
6.70%, 08/01/28	50	65
5.70%, 04/15/40	500	613
Waste Management Inc.
6.10%, 03/15/18	200	231
2.90%, 09/15/22	500	490
		15,359
INFORMATION TECHNOLOGY - 1.4%
Adobe Systems Inc., 4.75%, 02/01/20	300	334
Apple Inc.
1.05%, 05/05/17 (e)	250	250
1.00%, 05/03/18	650	636
2.85%, 05/06/21	300	302
2.40%, 05/03/23	650	614
3.45%, 05/06/24	400	404
Baidu Inc., 2.75%, 06/09/19	400	402
CA Inc., 4.50%, 08/15/23	400	423
Cisco Systems Inc.
5.50%, 02/22/16	750	811
4.45%, 01/15/20	300	332
5.90%, 02/15/39	250	305
Computer Sciences Corp., 4.45%, 09/15/22	300	314
Corning Inc., 4.75%, 03/15/42	400	422
eBay Inc.
0.70%, 07/15/15 (e)	200	201
1.35%, 07/15/17 (e)	200	201
EMC Corp., 1.88%, 06/01/18	500	503
Fidelity National Information Services Inc., 3.50%, 04/15/23	200	197
Harris Corp., 4.40%, 12/15/20	250	269
Hewlett-Packard Co.
2.13%, 09/13/15	300	305
3.00%, 09/15/16	500	520
4.30%, 06/01/21 (e)	200	214
4.05%, 09/15/22	300	312
Intel Corp.
2.70%, 12/15/22	500	486
4.25%, 12/15/42	400	391
International Business Machines Corp.
5.70%, 09/14/17	600	683
1.63%, 05/15/20 (e)	300	289
7.00%, 10/30/25	200	264
4.00%, 06/20/42	200	192
Jabil Circuit Inc., 4.70%, 09/15/22 (e)	300	304
MasterCard Inc., 2.00%, 04/01/19	300	301
Microsoft Corp.
1.63%, 09/25/15 (e)	200	203
0.88%, 11/15/17	500	496
3.00%, 10/01/20	300	313
5.30%, 02/08/41	200	232
Oracle Corp.
5.75%, 04/15/18	350	403
3.88%, 07/15/20	300	324
3.63%, 07/15/23	400	412
5.38%, 07/15/40	250	284
Seagate Technology HDD Holdings, 6.80%, 10/01/16 (e)	95	106
Texas Instruments Inc., 1.65%, 08/03/19 (e)	200	197
Western Union Co., 5.25%, 04/01/20 (e)	500	551
Xerox Corp., 6.35%, 05/15/18 (e)	500	581
		15,283
MATERIALS - 1.2%
Agrium Inc., 7.13%, 05/23/36	300	387
Airgas Inc., 2.38%, 02/15/20	250	246
Barrick Gold Corp.
6.95%, 04/01/19 (e)	350	417
5.95%, 10/15/39	300	314
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	90	96
1.63%, 02/24/17 (e)	500	509
5.40%, 03/29/17	200	223

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
4.13%, 02/24/42	500	486
CF Industries Inc
3.45%, 06/01/23	250	248
4.95%, 06/01/43	250	250
Cliffs Natural Resources Inc., 4.80%, 10/01/20 (e)	200	196
CRH America Inc., 6.00%, 09/30/16	250	277
Dow Chemical Co.
8.55%, 05/15/19 (l)	197	253
5.25%, 11/15/41	400	435
E.I. du Pont de Nemours & Co.
4.25%, 04/01/21	300	328
2.80%, 02/15/23	400	391
4.90%, 01/15/41	150	163
Eastman Chemical Co., 4.65%, 10/15/44 (e)	200	198
Ecolab Inc., 5.50%, 12/08/41	150	175
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	500	495
5.45%, 03/15/43 (e)	300	311
Goldcorp Inc., 3.63%, 06/09/21	300	304
International Paper Co., 8.70%, 06/15/38 (l)	300	448
LyondellBasell Industries NV, 5.00%, 04/15/19 (e)	250	282
MeadWestvaco Corp., 7.38%, 09/01/19	250	302
Newmont Mining Corp.
3.50%, 03/15/22 (e)	500	482
5.88%, 04/01/35	50	50
Nucor Corp., 6.40%, 12/01/37	300	366
Packaging Corp. of America, 4.50%, 11/01/23	200	214
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	435
Praxair Inc.
5.38%, 11/01/16	250	274
2.20%, 08/15/22	300	283
Rio Tinto Finance USA Ltd., 1.88%, 11/02/15	250	254
Rio Tinto Finance USA Plc
2.00%, 03/22/17 (e)	300	307
3.50%, 03/22/22	500	513
RPM International Inc., 6.13%, 10/15/19	200	230
Southern Copper Corp., 7.50%, 07/27/35 (e)	150	175
Teck Resources Ltd., 4.50%, 01/15/21 (e)	250	263
Vale Overseas Ltd.
6.25%, 01/11/16	100	107
6.25%, 01/23/17	150	168
8.25%, 01/17/34 (e)	200	249
6.88%, 11/21/36	400	442
		12,546
TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV
2.38%, 09/08/16	500	514
6.38%, 03/01/35 (e)	200	239
4.38%, 07/16/42	200	189
AT&T Inc.
2.40%, 08/15/16	600	618
2.30%, 03/11/19 (e)	500	505
2.63%, 12/01/22	500	479
6.50%, 09/01/37	500	617
4.35%, 06/15/45	500	473
British Telecommunications Plc, 9.63%, 12/15/30 (l)	250	398
Deutsche Telekom International Finance BV
5.75%, 03/23/16	250	270
8.75%, 06/15/30 (l)	300	438
Embarq Corp., 8.00%, 06/01/36	500	546
GTE Corp.
6.84%, 04/15/18	250	295
6.94%, 04/15/28	50	62
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	641
Qwest Corp., 7.25%, 09/15/25	110	129
Rogers Communications Inc., 6.80%, 08/15/18	500	594
Telefonica Emisiones SAU
3.99%, 02/16/16	400	419
5.13%, 04/27/20	350	391
Telefonica Europe BV, 8.25%, 09/15/30	200	274
Verizon Communications Inc.
5.55%, 02/15/16	200	215
3.00%, 04/01/16	300	311
2.00%, 11/01/16	400	408
8.75%, 11/01/18	428	543
4.50%, 09/15/20	100	110
3.45%, 03/15/21	500	517
2.45%, 11/01/22	500	469
5.15%, 09/15/23	250	280
6.40%, 09/15/33	350	428
6.90%, 04/15/38	300	386
6.00%, 04/01/41	600	702
6.55%, 09/15/43	600	754
Verizon Florida LLC, 6.86%, 02/01/28	200	233
Verizon Wireless Capital LLC, 8.50%, 11/15/18	133	168
Vodafone Group Plc
1.50%, 02/19/18	400	397
7.88%, 02/15/30	200	276
		14,288
UTILITIES - 1.9%
Alabama Power Co., 6.00%, 03/01/39	250	319
Appalachian Power Co., 6.70%, 08/15/37	200	262
Arizona Public Service Co., 4.50%, 04/01/42 (e)	400	417
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	250	283
Commonwealth Edison Co., 5.90%, 03/15/36	400	498
Connecticut Light & Power Co., 5.50%, 02/01/19	360	411
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	355
5.70%, 06/15/40	100	121
Consumers Energy Co., 5.50%, 08/15/16	25	27
Detroit Edison Co., 5.60%, 06/15/18	250	287
Dominion Gas Holdings LLC, 3.55%, 11/01/23 (e) (r)	200	204
Dominion Resources Inc.
4.45%, 03/15/21	400	439
7.00%, 06/15/38	200	269
Duke Energy Carolinas LLC
5.30%, 10/01/15	200	212
7.00%, 11/15/18	100	121
5.30%, 02/15/40	300	353
Duke Energy Indiana Inc., 6.12%, 10/15/35	250	307
Edison International, 3.75%, 09/15/17 (e)	300	320
Enersis SA, 7.40%, 12/01/16	150	168
Entergy Arkansas Inc., 3.75%, 02/15/21	400	425
Entergy Corp., 3.63%, 09/15/15 (l)	300	310
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	228
First Energy Solutions Corp., 6.80%, 08/15/39	200	214
Florida Power & Light Co.
5.63%, 04/01/34	100	122
5.13%, 06/01/41	400	465
Florida Power Corp.
0.65%, 11/15/15 (e)	200	200
4.55%, 04/01/20	300	334
Georgia Power Co.
3.00%, 04/15/16	250	260
4.25%, 12/01/19	300	333
Great Plains Energy Inc., 4.85%, 06/01/21	250	276

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Hydro Quebec
7.50%, 04/01/16	100	111
9.40%, 02/01/21	250	341
Iberdrola International BV, 6.75%, 07/15/36	150	186
Kentucky Utilities Co., 5.13%, 11/01/40	300	346
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	317
MidAmerican Energy Co.
3.50%, 10/15/24	500	510
6.75%, 12/30/31	50	67
National Grid Plc, 6.30%, 08/01/16	150	166
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19 (e)	100	117
2.40%, 09/15/19	300	302
NiSource Finance Corp.
6.80%, 01/15/19	300	358
4.45%, 12/01/21	100	108
5.95%, 06/15/41	250	289
Northern States Power Co., 5.25%, 03/01/18	350	394
Ohio Power Co., 6.00%, 06/01/16	500	549
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	300	334
7.00%, 09/01/22	150	192
5.25%, 09/30/40	200	232
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	618
4.45%, 04/15/42	400	408
PacifiCorp
2.95%, 06/01/23	300	296
6.25%, 10/15/37	500	648
Progress Energy Inc., 7.75%, 03/01/31	300	423
PSEG Power LLC
2.75%, 09/15/16	250	260
8.63%, 04/15/31	75	108
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	243
Puget Sound Energy Inc., 5.76%, 10/01/39	200	250
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	240
Sempra Energy, 9.80%, 02/15/19	300	399
South Carolina Electric & Gas Co., 4.50%, 06/01/64	250	250
Southern California Edison Co.
6.00%, 01/15/34	75	94
4.05%, 03/15/42	500	493
Teco Finance Inc., 5.15%, 03/15/20	200	226
Union Electric Co., 6.40%, 06/15/17	100	114
Virginia Electric and Power Co.
5.95%, 09/15/17	250	287
4.45%, 02/15/44	250	260
Westar Energy Inc., 4.63%, 09/01/43	250	268
Xcel Energy Inc., 4.80%, 09/15/41 (e)	250	269
		19,613
Total Corporate Bonds and Notes (cost $263,259)		277,817

GOVERNMENT AND AGENCY OBLIGATIONS - 71.9%
GOVERNMENT SECURITIES - 41.0%
Federal Farm Credit Bank - 0.1% (w)
Federal Farm Credit Bank, 0.54%, 11/07/16	450	448
Federal Home Loan Bank - 0.6% (w)
Federal Home Loan Bank
0.50%, 11/20/15	500	502
5.00%, 12/21/15 - 11/17/17	855	935
5.38%, 05/18/16	500	546
4.75%, 12/16/16	300	329
4.88%, 05/17/17	900	1,002
1.00%, 06/21/17	1,000	1,003
1.25%, 02/28/18	515	514
2.00%, 09/14/18	500	510
1.63%, 06/14/19	250	249
4.13%, 03/13/20	450	502
5.50%, 07/15/36	400	511
		6,603
Federal Home Loan Mortgage Corp. - 1.3% (w)
Federal Home Loan Mortgage Corp.
4.38%, 07/17/15	300	313
1.75%, 09/10/15	1,000	1,018
4.75%, 01/19/16	206	220
0.50%, 01/28/16	300	300
5.25%, 04/18/16	100	109
0.75%, 10/05/16	500	500
5.13%, 10/18/16 - 11/17/17	1,420	1,590
1.00%, 03/08/17	2,000	2,012
1.25%, 05/12/17 - 10/02/19	1,000	984
5.50%, 08/23/17	900	1,026
1.03%, 11/28/17	500	499
0.88%, 03/07/18	1,300	1,281
1.20%, 06/12/18	350	347
3.75%, 03/27/19	480	527
1.40%, 08/22/19	500	490
1.38%, 05/01/20	800	776
2.38%, 01/13/22	500	499
3.06%, 06/14/28	120	112
6.75%, 09/15/29 - 03/15/31	180	257
6.25%, 07/15/32	600	827
		13,687
Federal National Mortgage Association - 1.5% (w)
Federal National Mortgage Association
0.50%, 07/02/15 - 04/29/16	3,050	3,056
2.38%, 07/28/15	1,000	1,024
4.38%, 10/15/15	390	411
1.63%, 10/26/15	383	390
5.00%, 03/15/16 - 02/13/17	1,402	1,542
1.25%, 01/30/17	1,000	1,012
0.00%,06/01/17 (j)	85	82
0.95%, 08/23/17	1,000	998
1.07%, 09/27/17	750	751
1.00%, 12/28/17 - 04/30/18	2,335	2,306
1.13%, 03/28/18	415	412
0.88%, 05/21/18	1,000	983
1.55%, 10/29/19	250	245
7.25%, 05/15/30	540	800
6.63%, 11/15/30	631	889
6.00%, 04/18/36	300	326
Principal Only, 0.00%,10/09/19 (j)	680	598
		15,825
Municipals - 1.1%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	554
Bay Area Toll Authority, 6.26%, 04/01/49	200	269
Chicago Transit Authority, 6.90%, 12/01/40	500	624
City of Houston TX Utility System Revenue, 3.83%, 05/15/28	250	263
City of New York, 5.97%, 03/01/36	430	526
City of San Francisco Public Utilities Commission, RB, 6.00%, 11/01/40	200	252
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	340
Cook County, Illinois, 6.23%, 11/15/34	250	288
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	252
Dallas County Hospital District, 5.62%, 08/15/44	300	366
Dallas Independent School District, 6.45%, 02/15/35	300	349

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	401
Los Angeles Department of Water & Power, 5.72%, 07/01/39	245	296
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	243
Metropolitan Transportation Authority, RB, 6.65%, 11/15/39	290	384
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	454
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	261
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	700
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	35	36
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	435	562
Ohio State University, College & University Revenue, 4.91%, 06/01/40	200	226
Port Authority of New York & New Jersey, GO, 6.04%, 12/01/29	200	249
State of California
5.75%, 03/01/17	250	281
7.60%, 11/01/40	400	605
State of Connecticut, GO, 5.09%, 10/01/30	250	281
State of Georgia, GO, 4.50%, 11/01/25	300	336
State of Illinois, 5.10%, 06/01/33	700	703
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	484
State of Texas, 5.52%, 04/01/39	200	249
University of California, RB, 1.80%, 07/01/19	500	495
		11,329
Sovereign - 2.7%
African Development Bank
1.25%, 09/02/16	1,000	1,013
0.75%, 10/18/16	130	130
Asian Development Bank, 1.13%, 03/15/17	500	504
Brazil Government International Bond
6.00%, 01/17/17 (e)	500	556
4.88%, 01/22/21	500	545
10.13%, 05/15/27 (e)	535	851
Brazilian Government International Bond, 8.88%, 04/15/24 (e)	200	280
Chile Government International Bond, 3.88%, 08/05/20 (e)	500	536
Colombia Government International Bond
11.75%, 02/25/20 (e)	300	434
8.13%, 05/21/24 (e)	400	538
7.38%, 09/18/37	400	544
Export Development Canada, 1.75%, 08/19/19	500	500
Federal Republic of Brazil, 12.25%, 03/06/30	220	407
International Finance Corp., 0.50%, 05/16/16	1,000	999
Israel Government AID Bond, 5.50%, 04/26/24	142	173
Israel Government International Bond, 4.00%, 06/30/22 (e)	500	532
Italy Government International Bond
6.88%, 09/27/23	450	573
5.38%, 06/15/33 (e)	200	236
Japan Bank for International Cooperation, 1.13%, 07/19/17	500	501
Japan Finance Corp., 2.50%, 05/18/16 (e)	500	518
Japan Finance Organization for Municipalities, 4.00%, 01/13/21 (e)	500	546
KFW, 0.50%, 04/19/16	1,000	1,001
Mexico Government International Bond
5.63%, 01/15/17 (e)	750	832
3.50%, 01/21/21	750	779
8.30%, 08/15/31 (e)	300	440
4.75%, 03/08/44	956	975
Nordic Investment Bank, 5.00%, 02/01/17 (e)	300	332
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	500	536
Panama Government International Bond
5.20%, 01/30/20	200	223
6.70%, 01/26/36 (e)	400	493
Peru Government International Bond
8.38%, 05/03/16	500	564
6.55%, 03/14/37 (e)	250	314
Philippine Government International Bond
6.50%, 01/20/20 (e)	400	477
9.50%, 02/02/30	800	1,251
Poland Government International Bond
5.00%, 10/19/15	250	264
5.13%, 04/21/21	400	450
5.00%, 03/23/22 (e)	500	556
Province of British Columbia, Canada
1.20%, 04/25/17	300	302
6.50%, 01/15/26	70	92
Province of Manitoba, Canada, 3.05%, 05/14/24	350	352
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	278
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	344
Province of Ontario, Canada
4.95%, 11/28/16 (e)	300	330
3.15%, 12/15/17	500	531
1.20%, 02/14/18	500	497
3.20%, 05/16/24	500	504
Province of Quebec, Canada
7.50%, 07/15/23	100	133
7.13%, 02/09/24	250	325
Republic of Korea, 5.63%, 11/03/25	250	302
South Africa Government International Bond
5.50%, 03/09/20	200	219
4.67%, 01/17/24 (e)	200	204
Svensk Exportkredit AB, 5.13%, 03/01/17	200	222
Tennessee Valley Authority
5.50%, 07/18/17	250	284
5.38%, 04/01/56	300	359
Turkey Government International Bond
7.00%, 09/26/16 (e)	300	331
3.25%, 03/23/23	1,200	1,106
8.00%, 02/14/34	500	658
4.88%, 04/16/43	300	282
6.63%, 02/17/45	200	232
Uruguay Government International Bond, 4.13%, 11/20/45	200	174
		28,464
U.S. Treasury Securities - 33.7%
U.S. Treasury Bond
9.25%, 02/15/16	367	420
7.25%, 05/15/16	1,014	1,143
7.50%, 11/15/16	520	604
8.75%, 05/15/17	634	777
8.88%, 08/15/17	300	373
9.13%, 05/15/18	315	410
9.00%, 11/15/18	800	1,059
3.75%, 02/19/19 - 08/15/41	4,353	4,705
3.63%, 03/04/19 (e)	1,520	1,601
8.50%, 02/15/20	886	1,207
7.88%, 02/15/21	806	1,102

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
8.13%, 08/15/21	800	1,121
8.00%, 11/15/21	610	854
6.00%, 02/15/26	230	307
6.50%, 11/15/26	660	924
6.63%, 02/15/27	545	772
6.38%, 08/15/27	394	551
5.50%, 08/15/28	17	22
6.25%, 05/15/30	1,450	2,058
4.50%, 02/15/36 - 08/15/39	2,608	3,164
4.75%, 02/15/37 - 02/15/41	1,785	2,251
3.50%, 02/15/39	356	371
4.25%, 05/15/39 - 11/15/40	2,585	3,037
4.38%, 11/15/39 - 05/15/41	3,565	4,268
4.63%, 02/15/40	240	298
3.88%, 08/15/40	49	54
3.13%, 02/15/42	1,464	1,414
3.00%, 05/15/42	375	353
2.75%, 08/15/42 - 11/15/42	4,538	4,048
3.13%, 02/15/43 (g)	4,180	4,015
2.88%, 05/15/43	1,345	1,226
3.63%, 08/15/43	3,570	3,763
3.38%, 05/15/44	1,500	1,507
U.S. Treasury Note
0.25%, 07/15/15 - 05/22/18	21,661	21,661
4.25%, 08/15/15 - 11/15/17	3,558	3,808
0.38%, 08/31/15 (g)	5,150	5,163
1.25%, 08/31/15 (e)	3,990	4,041
1.25%, 09/30/15 - 02/29/20	9,889	9,887
4.50%, 11/15/15 - 02/15/16	2,160	2,299
9.88%, 11/15/15	447	506
1.38%, 11/30/15 - 05/31/20	15,205	15,165
2.13%, 12/31/15 - 08/15/21	6,005	6,032
0.38%, 01/15/16 - 04/30/16	8,925	8,932
2.00%, 01/31/16 - 02/15/23	18,681	18,582
2.63%, 02/29/16 - 11/15/20	7,773	8,112
2.25%, 03/31/16 - 03/31/21	7,900	8,087
2.38%, 03/31/16 - 07/19/18	5,824	6,030
5.13%, 05/15/16	239	260
0.38%, 05/31/16 (e)	2,500	2,498
1.75%, 05/31/16 - 05/15/23	9,564	9,284
0.50%, 06/15/16 - 07/31/17	3,430	3,425
1.50%, 06/30/16 - 05/31/19	20,415	20,531
3.25%, 06/30/16 - 03/31/17	5,751	6,114
0.63%, 07/15/16 - 06/01/18	23,714	23,571
4.88%, 08/15/16	717	783
1.00%, 08/31/16 - 05/31/18	8,141	8,183
3.00%, 08/31/16 - 02/28/17	5,930	6,262
0.88%, 09/15/16 - 01/31/18	19,224	19,276
3.13%, 10/31/16 - 05/15/21	5,093	5,425
4.63%, 11/15/16 - 02/15/17	4,211	4,626
2.75%, 11/30/16 - 02/15/19	13,501	13,991
0.75%, 03/15/17 - 05/24/18	9,102	9,034
2.50%, 06/30/17 - 08/15/23	3,649	3,711
1.88%, 08/31/17 - 10/31/17	2,413	2,481
2.75%, 12/31/17 (e)	1,990	2,103
3.50%, 02/15/18 - 05/15/20	4,744	5,161
2.88%, 03/31/18	1,624	1,724
3.88%, 05/15/18	600	660
1.63%, 07/01/18 - 11/15/22	15,188	14,829
4.00%, 08/15/18	120	133
3.75%, 11/15/18	3,000	3,299
1.50%, 03/31/19 (e)	2,050	2,045
3.63%, 08/15/19 - 02/15/21	5,565	6,114
1.13%, 12/31/19 - 04/30/20	8,250	7,917
2.50%, 05/15/24 (e)	3,260	3,253
		354,777
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.9%
Federal Home Loan Mortgage Corp. - 8.4%
Federal Home Loan Mortgage Corp.
7.00%, 08/01/15 - 08/01/37	137	150
6.00%, 12/01/16 - 05/01/40	2,597	2,918
5.00%, 09/01/17 - 04/01/40	6,694	7,382
4.50%, 01/01/18 - 06/01/41	11,139	12,075
5.50%, 04/01/18 - 02/01/40	6,763	7,562
4.00%, 04/01/19 - 02/01/44	13,261	14,075
3.50%, 10/01/25 - 01/01/44	13,588	14,048
3.00%, 01/01/27 - 10/01/43	16,225	16,245
2.50%, 08/01/27 - 01/01/43	6,064	6,146
6.50%, 07/01/28 - 03/01/39	871	984
3.00%, 08/15/28 - 08/15/43, TBA (g)	525	538
2.50%, 07/15/29, TBA (g)	100	101
7.50%, 11/01/31 - 04/01/32	102	118
2.48%, 01/01/37 (i)	9	9
6.21%, 01/01/37 (i)	17	18
3.50%, 07/15/44, TBA (g)	865	888
4.00%, 07/15/44, TBA (g)	1,155	1,222
4.50%, 07/15/44, TBA (g)	300	324
REMIC, 2.08%, 12/25/19	405	414
REMIC, 4.19%, 12/25/20 (i)	600	666
REMIC, 3.87%, 04/25/21	1,000	1,091
REMIC, 2.87%, 12/25/21	360	370
REMIC, 3.02%, 02/25/23	289	303
REMIC, 3.31%, 05/25/23 (i)	550	573
REMIC, 3.06%, 07/25/23 (i)	500	510
		88,730
Federal National Mortgage Association - 13.8%
Federal National Mortgage Association
6.00%, 01/01/16 - 07/01/40	4,232	4,748
5.50%, 04/01/16 - 06/01/40	6,298	7,046
6.50%, 09/01/16 - 12/01/38	1,571	1,772
5.00%, 10/01/17 - 05/01/41	9,840	10,915
4.50%, 02/01/18 - 11/01/41	16,640	18,017
4.00%, 07/01/18 - 05/01/42	22,811	24,266
2.50%, 12/01/21 - 07/01/33	4,716	4,788
3.50%, 09/01/25 - 02/01/44	25,833	26,746
3.00%, 11/01/26 - 08/01/43	27,229	27,215
3.00%, 08/15/28 - 07/15/44, TBA (g)	2,450	2,523
3.50%, 08/15/28 - 07/15/44, TBA (g)	1,100	1,140
2.50%, 07/15/29 - 07/15/44, TBA (g)	5,530	5,574
7.00%, 02/01/31 - 04/01/39	291	318
2.19%, 05/01/35 (i)	68	72
2.46%, 05/01/35 - 02/01/37 (i)	75	80
7.50%, 11/01/37	10	11
2.25%, 01/01/38 (i)	274	294
3.72%, 07/01/39 (i)	578	619
3.15%, 06/01/40 (i)	105	112
3.59%, 08/01/40 (i)	153	162
2.81%, 01/01/41 (i)	214	223
3.48%, 02/01/41 (i)	214	224
3.58%, 05/01/41 (i)	221	235
2.45%, 10/01/42 (i)	94	95
2.18%, 05/01/43 (i)	378	381
4.50%, 08/15/43 - 07/15/44, TBA (g)	800	865
5.50%, 08/15/43, TBA (g)	100	112
2.74%, 11/01/43 (i)	270	276
4.00%, 07/15/44, TBA (g)	5,030	5,333
REMIC, 3.46%, 01/25/24 (i)	400	413
		144,575
Government National Mortgage Association - 8.7%
Government National Mortgage Association
4.00%, 12/15/24 - 05/20/44	10,912	11,687
4.50%, 04/20/26 - 06/20/43	13,229	14,466

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.50%, 05/15/26 - 04/20/43	17,082	17,807
3.00%, 04/15/27 - 03/20/44	10,593	10,759
2.50%, 09/20/27 - 07/20/43	1,503	1,526
8.00%, 04/15/30	8	8
8.50%, 06/15/30 - 12/15/30	4	5
5.50%, 12/15/31 - 05/20/43	5,238	5,885
6.50%, 01/15/32 - 08/15/38	462	528
6.00%, 05/15/32 - 12/20/40	2,154	2,447
5.00%, 03/15/33 - 08/20/41	9,740	10,767
7.00%, 11/15/36	27	30
3.50%, 07/20/40 - 03/20/41 (i)	693	731
3.00%, 01/20/41 - 07/20/42 (i)	1,469	1,537
2.00%, 10/20/42 - 01/20/43 (i)	609	631
2.50%, 01/20/43 (i)	298	305
3.50%, 08/15/43 - 07/15/44, TBA (g)	2,100	2,184
4.00%, 08/15/43 - 07/15/44, TBA (g)	4,000	4,275
2.50%, 07/15/44 - 07/15/44, TBA (g)	175	169
3.00%, 07/15/44 - 07/15/44, TBA (g)	4,900	4,942
4.50%, 07/15/44, TBA (g)	1,000	1,092
		91,781
Total Government and Agency Obligations (cost $742,386)		756,219

SHORT TERM INVESTMENTS - 5.9%
Investment Companies - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	19,872	19,872
Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	42,419	42,419
Total Short Term Investments (cost $62,291)		62,291
Total Investments - 106.8% (cost $1,094,467)		1,123,884
Total Forward Sales Commitments - (1.6%) (proceeds $16,469)		(16,515)
Other Assets and Liabilities, Net - (5.2%)		(54,691)
Total Net Assets - 100.0%		$1,052,678

FORWARD SALES COMMITMENTS - 1.6%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.6%
U.S. Government Agency Mortgage-Backed Securities - 1.6%
Federal Home Loan Mortgage Corp. - 0.5%
Federal Home Loan Mortgage Corp.
4.00%, 07/15/29, TBA (g)	$250	$265
4.50%, 07/15/29, TBA (g)	1,175	1,246
5.00%, 07/15/29, TBA (g)	1,010	1,074
5.50%, 07/15/44, TBA (g)	2,620	2,926
		5,511
Federal National Mortgage Association - 0.3%
Federal National Mortgage Association
4.50%, 08/15/28 - 07/15/29, TBA (g)	1,025	1,087
4.00%, 07/15/29, TBA (g)	600	637
5.00%, 07/15/29, TBA (g)	1,160	1,231
		2,955
Government National Mortgage Association - 0.8%
Government National Mortgage Association
4.50%, 07/15/44, TBA (g)	1,100	1,198
5.00%, 07/15/44, TBA (g)	2,700	2,967
5.50%, 07/15/44, TBA (g)	3,475	3,884
		8,049
Total Forward Sales Commitments - 1.6% (proceeds $16,469)		$16,515

Portfolio Composition:	Percentage of Total Investments
Government Securities	38.9%
U.S. Government Agency MBS	27.9
Financials	9.6
Energy	3.0
Non-U.S. Government Agency ABS	2.5
Health Care	2.1
Consumer Discretionary	1.8
Utilities	1.8
Consumer Staples	1.6
Industrials	1.4
Information Technology	1.4
Telecommunication Services	1.3
Materials	1.1
Short Term Investments	5.6
Total Investments	100.0%

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

	Shares/Par †	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 10.9%
American Public Education Inc. (c)	15	$528
Apollo Education Group Inc. - Class A (c)	21	647
Capella Education Co.	10	541
Corinthian Colleges Inc. (c) (e)	455	134
Deckers Outdoor Corp. (c)	8	685
DIRECTV (c)	9	791
Goodyear Tire & Rubber Co.	25	692
Grand Canyon Education Inc. (c)	14	666
Hillenbrand Inc.	23	739
ITT Educational Services Inc. (c) (e)	21	356
K12 Inc. (c)	31	756
Kohl’s Corp.	13	682
Outerwall Inc. (c) (e)	9	549
Strayer Education Inc. (c)	19	978
Tenneco Inc. (c)	11	754
Weight Watchers International Inc. (e)	22	437
		9,935
CONSUMER STAPLES - 2.6%
CVS Caremark Corp.	10	726
Kroger Co.	18	892
Medifast Inc. (c)	25	762
		2,380
ENERGY - 9.8%
Chesapeake Energy Corp.	27	834
Dril-Quip Inc. (c)	7	714
Halliburton Co.	13	889
Helmerich & Payne Inc.	7	867
Northern Oil and Gas Inc. (c) (e)	44	709
Patterson-UTI Energy Inc.	23	820
SM Energy Co.	8	642
Tesoro Corp.	13	791
Warren Resources Inc. (c)	179	1,112
Whiting Petroleum Corp. (c)	11	885
World Fuel Services Corp.	15	726
		8,989
FINANCIALS - 13.4%
Alleghany Corp. (c)	2	779
American National Insurance Co.	6	711
Aspen Insurance Holdings Ltd.	17	788

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Assured Guaranty Ltd.	29	701
Axis Capital Holdings Ltd.	15	676
Berkshire Hathaway Inc. (c)	6	739
Employer Holdings Inc.	28	594
Franklin Resources Inc.	12	721
Hanover Insurance Group Inc.	12	733
Navigators Group Inc. (c)	11	731
PartnerRe Ltd.	7	716
Portfolio Recovery Associates Inc. (c)	13	781
Selective Insurance Group Inc.	30	743
Stifel Financial Corp. (c)	14	666
T. Rowe Price Group Inc.	8	703
Unum Group	20	687
XL Group Plc	23	759
		12,228
HEALTH CARE - 12.1%
Amsurg Corp. (c)	16	729
Chemed Corp. (e)	9	829
CIGNA Corp.	9	809
Dentsply International Inc.	15	691
Express Scripts Holding Co. (c)	9	609
Health Net Inc. (c)	21	876
HealthSouth Corp.	20	723
IPC The Hospitalist Co. Inc. (c)	12	540
Magellan Health Services Inc. (c)	11	703
Myriad Genetics Inc. (c) (e)	22	845
PharMerica Corp. (c)	29	831
Triple-S Management Corp. (c)	43	773
United Therapeutics Corp. (c)	7	581
VCI Inc. (c)	21	740
WellPoint Inc.	8	844
		11,123
INDUSTRIALS - 15.2%
Alliant Techsystems Inc.	5	665
Blount International Inc. (c)	55	771
CBIZ Inc. (c)	76	685
CIRCOR International Inc.	9	694
Comfort Systems USA Inc.	42	658
Deere & Co.	8	706
EnerNOC Inc. (c)	30	566
Greenbrier Cos. Inc. (c) (e)	18	1,037
Griffon Corp.	53	663
Joy Global Inc.	12	733
Korn/Ferry International (c)	28	833
Manpower Inc.	9	741
Moog Inc. - Class A (c)	11	802
MYR Group Inc. (c)	28	716
Navigant Consulting Inc. (c)	39	677
Quanta Services Inc. (c)	21	721
Regal-Beloit Corp.	9	713
Southwest Airlines Co.	32	848
United Stationers Inc.	16	667
		13,896
INFORMATION TECHNOLOGY - 30.6%
Amdocs Ltd.	15	692
Apple Inc.	9	800
Arrow Electronics Inc. (c)	12	736
Avnet Inc.	16	689
CA Inc.	20	575
CACI International Inc. - Class A (c)	9	652
Cirrus Logic Inc. (c) (e)	37	830
Cognizant Technology Solutions Corp. - Class A (c)	13	659
Computer Sciences Corp.	11	681
Constant Contact Inc. (c)	25	791
Corning Inc.	35	770
CSG Systems International Inc.	25	644
Ebix Inc. (e)	45	648
F5 Networks Inc. (c)	6	670
Fabrinet (c)	37	755
First Solar Inc. (c)	13	900
FLIR Systems Inc.	22	751
Global Payments Inc.	10	718
GSI Group Inc. (c)	59	754
Ingram Micro Inc. - Class A (c)	26	754
Juniper Networks Inc. (c)	24	591
Kulicke & Soffa Industries Inc. (c)	58	824
MicroStrategy Inc. (c)	5	723
Omnivision Technologies Inc. (c)	44	974
Oracle Corp.	17	698
Polycom Inc. (c)	52	654
Power Integrations Inc.	11	620
QLogic Corp. (c)	59	593
QUALCOMM Inc.	9	686
Red Hat Inc. (c)	11	626
Riverbed Technology Inc. (c)	33	688
Rogers Corp. (c)	12	767
SanDisk Corp.	9	940
Sapient Corp. (c)	42	687
Skyworks Solutions Inc.	21	973
Western Digital Corp.	8	705
Xerox Corp.	62	772
Zebra Technologies Corp. - Class A (c)	12	998
		27,988
MATERIALS - 4.0%
Ball Corp.	12	770
CF Industries Holdings Inc.	3	698
Freeport-McMoRan Copper & Gold Inc.	20	739
Kaiser Aluminum Corp.	10	725
Olin Corp.	26	698
		3,630
TELECOMMUNICATION SERVICES - 0.9%
Frontier Communications Corp. (e)	145	848
Total Common Stocks (cost $83,479)		91,017

SHORT TERM INVESTMENTS - 8.3%
Investment Companies - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	374	374
Securities Lending Collateral - 7.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	7,276	7,276
Total Short Term Investments (cost $7,650)		7,650
Total Investments - 107.8% (cost $91,129)		98,667
Other Assets and Liabilities, Net - (7.8%)		(7,156)
Total Net Assets - 100.0%		$91,511

Portfolio Composition:	Percentage of Total Investments
Information Technology	28.4%
Industrials	14.1
Financials	12.4
Health Care	11.3
Consumer Discretionary	10.1
Energy	9.1
Materials	3.7
Consumer Staples	2.4
Telecommunication Services	0.8
Short Term Investments	7.7
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Neuberger Berman Strategic Income Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 21.4%
Accredited Mortgage Loan Trust REMIC
0.47%, 12/25/35 (i)	$167	$155
0.43%, 04/25/36 (i)	2,380	1,970
Aegis Asset Backed Securities Trust REMIC, 0.70%, 03/25/35 (i)	645	576
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 3.00%, 09/25/33 (i)	588	557
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.05%, 10/25/34 (i)	755	696
Asset Backed Securities Corp. Home Equity REMIC, 0.35%, 01/25/36 (i)	119	113
Asset-Backed Pass-Through Certificates REMIC, 0.84%, 04/25/34 (i)	428	424
Banc of America Commercial Mortgage Trust REMIC
5.36%, 10/10/45	250	266
5.41%, 09/10/47	1,575	1,696
Bear Stearns Asset Backed Securities I Trust REMIC
0.59%, 05/25/35 (i)	595	549
0.56%, 02/25/36 (i)	710	641
Bear Stearns Asset Backed Securities Trust REMIC, 0.57%, 07/25/36 (i)	3,540	3,487
Carrington Mortgage Loan Trust REMIC
1.13%, 05/25/35 (i)	2,605	2,219
0.61%, 06/25/35 (i)	2,140	1,956
0.63%, 10/25/35 (i)	2,300	2,001
0.46%, 01/25/36 (i)	3,300	2,650
0.30%, 05/25/36 (i)	4,791	4,454
0.39%, 05/25/36 (i)	2,400	1,967
Centex Home Equity Loan Trust REMIC, 0.75%, 01/25/34 (i)	5,601	5,128
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.46%, 09/10/46 (i)	13,067	927
Interest Only, 1.71%, 11/10/46 (i)	11,447	946
Citigroup Mortgage Loan Trust Inc. REMIC, 0.90%, 05/25/35 (i) (r)	175	169
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	525	571
COBALT CMBS Commercial Mortgage Trust REMIC, 5.48%, 04/15/47 (i)	1,735	1,895
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.97%, 05/15/46 (i)	1,716	1,902
5.22%, 08/15/48	480	512
COMM Mortgage Trust REMIC
Interest Only, 1.60%, 10/10/46 (i)	11,082	999
Interest Only, 1.45%, 04/10/47 (i)	17,174	1,386
Commercial Mortgage Loan Trust REMIC, 6.21%, 12/10/49 (i)	1,605	1,768
Commercial Mortgage Pass-Through Certificates REMIC
6.05%, 09/15/39 (i)	545	600
5.54%, 01/15/49 (i)	290	317
Commercial Mortgage Trust REMIC
Interest Only, 0.50%, 01/10/46 (i) (r)	2,500	73
Interest Only, 0.77%, 03/10/46 (i)	2,500	116
Countrywide Asset-Backed Certificates REMIC, 0.35%, 04/25/36 (i)	447	397
Credit Suisse Mortgage Capital Certificates REMIC
5.87%, 06/15/39 (i)	2,273	2,468
5.47%, 09/15/39	277	298
5.38%, 02/15/40	116	126
5.70%, 09/15/40 (i)	1,650	1,816
EquiFirst Mortgage Loan Trust REMIC
1.28%, 09/25/33	1,022	1,000
0.63%, 04/25/35 (i)	908	757
Fieldstone Mortgage Investment Trust REMIC, 1.28%, 03/25/35 (i)	3,950	3,500
First Franklin Mortgage Loan Trust REMIC, 0.89%, 12/25/34 (i)	152	144
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,425	1,555
5.74%, 12/10/49	500	556
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	500	542
Interest Only, 2.33%, 01/10/45 (i) (r)	965	111
Interest Only, 2.76%, 05/10/45 (i)	3,397	416
Interest Only, 1.46%, 01/10/47 (i)	13,513	1,109
Home Equity Mortgage Trust REMIC, 1.75%, 02/25/35 (i)	200	183
HSI Asset Securitization Corp. Trust REMIC, 0.45%, 12/25/35 (i)	2,640	2,304
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.43%, 12/12/43	500	538
5.44%, 06/12/47	823	898
5.99%, 06/15/49 (i)	300	330
5.88%, 02/15/51 (i)	500	554
JPMorgan Mortgage Acquisition Trust REMIC
0.30%, 05/25/36 (i)	1,641	1,617
0.39%, 05/25/36 (i)	1,000	908
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	595	649
5.86%, 07/15/40 (i)	118	126
MASTR Asset Backed Securities Trust REMIC, 0.44%, 01/25/36 (i)	2,240	2,002
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/12/48	1,623	1,751
ML-CFC Commercial Mortgage Trust REMIC, 5.81%, 06/12/50 (i)	1,250	1,380
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.13%, 07/25/35 (i)	870	749
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, 1.39%, 04/15/47 (i)	13,978	1,102
REMIC, Interest Only, 1.60%, 05/15/46 (i)	1,975	151
REMIC, Interest Only, 1.41%, 11/15/46 (i)	13,916	1,103
Morgan Stanley Dean Witter Capital I Inc. Trust REMIC, 1.28%, 05/25/32 (i)	1,072	1,008
Morgan Stanley Home Equity Loan Trust REMIC, 0.43%, 02/25/36 (i)	700	619
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.80%, 12/25/34 (i)	690	655
1.19%, 02/25/35 (i)	1,375	1,272
0.78%, 06/25/35 (i)	2,300	1,947
Popular ABS Mortgage Pass-Through Trust REMIC, 0.59%, 11/25/35 (i)	1,848	1,669
RAMP Trust REMIC
0.71%, 05/25/35 (i)	2,880	2,499
0.55%, 03/25/36 (i)	2,450	2,182

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
RASC Trust REMIC, 0.80%, 07/25/35 (i)	4,700	4,021
Renaissance Home Equity Loan Trust REMIC, 0.48%, 05/25/35 (i)	620	533
Residential Asset Securitization Trust REMIC, 0.83%, 03/25/33 (i)	159	141
Securitized Asset Backed Receivables LLC Trust REMIC, 0.77%, 01/25/35 (i)	870	806
Soundview Home Loan Trust REMIC, 0.66%, 08/25/35 (i)	740	639
Structured Asset Investment Loan Trust REMIC
1.28%, 06/25/33 (i)	281	266
0.95%, 07/25/34 (i)	893	841
0.81%, 04/25/35 (i)	980	903
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
0.58%, 05/25/35 (i)	200	188
0.73%, 11/25/35 (i)	3,300	2,738
0.31%, 04/25/36 (i)	6,498	6,107
0.32%, 12/25/36 (i)	940	774
UBS Commercial Mortgage Trust Interest Only REMIC, 2.48%, 05/10/45 (i) (r)	8,381	1,060
UBS-Barclays Commercial Mortgage Trust REMIC
Interest Only, 2.02%, 12/10/45 (i) (r)	1,719	187
Interest Only, 2.32%, 08/10/49 (i) (r)	2,426	285
Wachovia Bank Commercial Mortgage Trust REMIC, 5.93%, 06/15/49 (e) (i)	2,860	3,129
Wells Fargo Commercial Mortgage Trust REMIC, 1.29%, 08/15/50	1,220	1,218
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.52%, 03/15/45 (i) (r)	2,274	180
Interest Only, 2.39%, 11/15/45 (i) (r)	775	93

Total Non-U.S. Government Agency Asset-Backed Securities (cost $108,713)		110,786

CORPORATE BONDS AND NOTES - 27.7%
CONSUMER DISCRETIONARY - 0.4%
Columbus International Inc., 7.38%, 03/30/21 (r)	283	305
Grupo Televisa SAB, 5.00%, 05/13/45	1,680	1,683
Time Warner Inc., 6.10%, 07/15/40	5	6
		1,994
CONSUMER STAPLES - 1.2%
BRF SA, 4.75%, 05/22/24 (e) (r)	2,315	2,280
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (e) (r)	1,730	1,692
Marfrig Holding Europe BV, 6.88%, 06/24/19 (r)	200	202
Marfrig Overseas Ltd., 9.50%, 05/04/20 (r)	350	376
Minerva Luxembourg SA, 7.75%, 01/31/23	350	375
Reynolds American Inc., 4.75%, 11/01/42	1,240	1,181
		6,106
ENERGY - 3.7%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (r)	400	419
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	256	262
Ecopetrol SA, 5.88%, 05/28/45	1,231	1,275
Empresa Nacional del Petroleo, 5.25%, 08/10/20	300	328
Energy Transfer Partners LP, 6.50%, 02/01/42	1,755	2,093
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (r)	200	209
Intergas Finance BV, 6.38%, 05/14/17	400	431
KazMunaiGaz Finance Sub BV, 11.75%, 01/23/15	100	106
KazMunayGas National Co. JSC
7.00%, 05/05/20	500	569
5.75%, 04/30/43	690	662
Kinder Morgan Energy Partners LP, 6.50%, 09/01/39	1,660	1,955
Nexen Inc., 6.40%, 05/15/37	1,735	2,085
Pacific Rubiales Energy Corp., 7.25%, 12/12/21	400	444
Pertamina Persero PT
5.63%, 05/20/43	650	583
6.45%, 05/30/44 (r)	341	338
Petroleos de Venezuela SA
5.25%, 04/12/17	643	543
9.00%, 11/17/21	400	340
5.50%, 04/12/37	200	120
Petroleos Mexicanos
5.50%, 01/21/21	300	337
6.50%, 06/02/41	600	698
5.50%, 06/27/44	650	677
6.38%, 01/23/45 (e) (r)	962	1,117
Petronas Capital Ltd., 5.25%, 08/12/19	300	341
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22	600	609
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23 (r)	600	626
Sinopec Group Overseas Development Ltd., 4.38%, 04/10/24 (r)	400	414
Southeast Supply Header LLC, 4.25%, 06/15/24 (r)	955	971
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	830	826
		19,378
FINANCIALS - 16.3%
Allstate Corp., 5.75%, 08/15/53 (e) (i)	3,280	3,523
Bank of America Corp.
5.13% (callable at 100 beginning 06/17/19) (m)	2,515	2,500
5.20% (callable at 100 beginning 06/01/23) (e) (m)	3,805	3,643
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m)	3,420	3,625
BBVA Bancomer SA
6.50%, 03/10/21 (e) (r)	1,535	1,731
4.38%, 04/10/24 (r)	2,687	2,737
Citigroup Inc., 6.30%, (callable at 100 beginning 05/15/24) (m)	3,120	3,178
Comcel Trust, 6.88%, 02/06/24 (r)	200	216
Corporate Office Properties LP, 3.70%, 06/15/21 (e)	4,410	4,406
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	5,265	5,298
Entertainment Properties Trust, 5.75%, 08/15/22	2,025	2,199
Fifth Third Bancorp, 4.90%, (callable at 100 beginning 09/30/19) (m)	1,625	1,616
Finansbank A/S, 6.25%, 04/30/19 (r)	324	335
General Electric Capital Corp., 5.25%, (callable at 100 beginning 06/15/23) (e) (m)	4,490	4,541
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (e) (m)	4,955	5,119
4.80%, 07/08/44	1,300	1,296
GTB Finance B.V., 6.00%, 11/08/18 (r)	320	318
ING US Inc., 5.65%, 05/15/53 (e) (i)	3,605	3,668
Jefferies Group LLC, 6.50%, 01/20/43	1,460	1,608

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	2,940	2,922
6.00% (callable at 100 beginning 08/01/23) (m)	3,695	3,769
M&T Bank Corp., 6.45%, (callable at 100 beginning 02/15/24) (m)	3,565	3,801
Morgan Stanley, 5.45%, (callable at 100 beginning 07/15/19) (e) (m)	5,040	5,132
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	200	257
Prudential Financial Inc., 5.20%, 03/15/44 (e) (i)	2,275	2,320
Rio Oil Finance Trust, 6.25%, 07/06/24 (r)	333	350
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	2,245	2,278
Royal Bank of Scotland Plc, 1.88%, 03/31/17	2,115	2,134
Sistema JSFC via Sistema International Funding SA, 6.95%, 05/17/19	540	568
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (m) (r)	3,635	3,580
TC Ziraat Bankasi A/S, 4.25%, 07/03/19 (r)	381	379
Trust F/1401, 5.25%, 12/15/24 (r)	200	210
Turkiye Garanti Bankasi A/S, 4.75%, 10/17/19 (r)	200	202
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	325
6.03%, 07/05/22	380	390
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,035	4,272
Zenith Bank Plc, 6.25%, 04/22/19 (r)	207	206
		84,652
HEALTH CARE - 0.3%
Actavis Funding SCS, 4.85%, 06/15/44 (r)	1,740	1,753

INDUSTRIALS - 0.6%
Air Lease Corp., 3.88%, 04/01/21 (e)	1,525	1,555
Alfa SAB de CV, 5.25%, 03/25/24 (r)	315	329
CITIC Pacific Ltd., 6.80%, 01/17/23	250	285
Empresas ICA SAB de CV, 8.88%, 05/29/24 (r)	200	206
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	200	219
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (r)	193	206
Russian Railways via RZD Capital Plc, 5.74%, 04/03/17	400	429
		3,229
INFORMATION TECHNOLOGY - 1.3%
NetApp Inc., 3.38%, 06/15/21	3,460	3,471
Seagate HDD Cayman, 4.75%, 06/01/23 (r)	3,240	3,264
		6,735
MATERIALS - 1.7%
ArcelorMittal, 5.75%, 08/05/20 (l)	2,870	3,085
Barrick Gold Corp., 4.10%, 05/01/23 (e)	3,225	3,210
Cemex Espana Luxembourg, 9.88%, 04/30/19	150	172
Cemex SAB de CV, 7.25%, 01/15/21 (r)	350	385
Corp Nacional del Cobre de Chile, 5.63%, 09/21/35	360	394
GTL Trade Finance Inc., 7.25%, 04/16/44 (r)	1,300	1,366
		8,612
TELECOMMUNICATION SERVICES - 1.6%
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24 (r)	221	229
Qwest Corp., 6.75%, 12/01/21	2,980	3,449
Verizon Communications Inc., 6.55%, 09/15/43	2,975	3,738
VimpelCom Holdings BV, 7.50%, 03/01/22	600	647
		8,063
UTILITIES - 0.6%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	200	221
Comision Federal de Electricidad, 4.88%, 01/15/24 (r)	375	400
Electricite de France, 5.63%, (callable at 100 beginning 01/22/24) (m) (r)	1,490	1,558
Hrvatska Elektroprivreda, 6.00%, 11/09/17	200	212
Majapahit Holding BV
7.25%, 06/28/17	200	226
7.88%, 06/29/37	100	116
State Grid Overseas Investment Ltd., 4.13%, 05/07/24 (r)	282	289
		3,022
Total Corporate Bonds and Notes (cost $139,288)		143,544

GOVERNMENT AND AGENCY OBLIGATIONS - 46.7%
GOVERNMENT SECURITIES - 20.7%
Federal Home Loan Bank - 0.0% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	145	185
Sovereign - 11.7%
Argentina Bonar Bond, 7.00%, 04/17/17	650	607
Argentine Republic Government International Bond, 2.50%, 12/31/38 (k)	2,650	1,259
Australia Government Bond
5.50%, 04/21/23, AUD	825	898
2.75%, 04/21/24, AUD	1,190	1,048
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19 (r)	200	203
5.50%, 07/12/20	100	108
Belize Government International Bond, 5.00%, 02/20/38 (k)	1,138	797
Bermuda Government International Bond, 4.85%, 02/06/24 (r)	600	632
Bolivia Government International Bond, 5.95%, 08/22/23 (r)	900	949
Brazil Government International Bond
8.25%, 01/20/34	400	554
7.13%, 01/20/37	1,100	1,391
Chile Government International Bond, 3.25%, 09/14/21	220	227
Colombia Government International Bond
4.00%, 02/26/24	200	206
8.13%, 05/21/24	740	995
7.38%, 09/18/37	400	544
Croatia Government International Bond
6.25%, 04/27/17	700	758
6.75%, 11/05/19	400	448
6.63%, 07/14/20	200	224
6.00%, 01/26/24 (r)	860	922
Development Bank of Mongolia LLC, 5.75%, 03/21/17	400	384
Dominican Republic International Bond, 6.60%, 01/28/24 (r)	200	218
Ecuador Government International Bond, 7.95%, 06/20/24 (r)	289	296
Egypt Government International Bond, 6.88%, 04/30/40	500	490
El Salvador Government International Bond
5.88%, 01/30/25	209	205
7.65%, 06/15/35	100	108
7.63%, 02/01/41	257	274

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Hungary Government International Bond
4.13%, 02/19/18	200	209
6.25%, 01/29/20	1,000	1,130
6.38%, 03/29/21	280	319
5.75%, 11/22/23	646	712
7.63%, 03/29/41	940	1,204
Indonesia Government International Bond
11.63%, 03/04/19	350	476
5.88%, 03/13/20	650	721
8.50%, 10/12/35	710	941
7.75%, 01/17/38	200	249
Italy Buoni Poliennali Del Tesoro, 4.50%, 03/01/26, EUR	2,535	3,974
Ivory Coast Government International Bond, 5.75%, 12/31/32	1,800	1,744
Kenya Government International Bond, 6.88%, 06/24/24 (r)	423	440
Mexico Bonos, 7.75%, 11/13/42, MXN	24,000	2,095
Mongolia Government International Bond, 5.13%, 12/05/22	300	261
Morocco Government International Bond
4.25%, 12/11/22	450	451
5.50%, 12/11/42	500	491
New Zealand Government Bond, 5.50%, 04/15/23, NZD	3,145	2,967
Nigeria Government International Bond, 5.13%, 07/12/18	200	207
Pakistan Government International Bond
7.25%, 04/15/19 (r)	200	205
8.25%, 04/15/24	400	413
Panama Government International Bond, 6.70%, 01/26/36	480	592
Republic of Armenia, 6.00%, 09/30/20 (r)	280	295
Republic of Iraq, 5.80%, 01/15/28	1,750	1,575
Republic of Latvia, 2.75%, 01/12/20	250	247
Republic of Serbia
7.25%, 09/28/21	400	456
6.75%, 11/01/24 (k)	234	237
Republic of Turkey
7.50%, 07/14/17	800	910
6.88%, 03/17/36	140	165
Romania Government International Bond
6.75%, 02/07/22	650	776
6.13%, 01/22/44 (r)	182	207
Russia Government International Bond, 7.50%, 12/31/18	1,137	1,317
South Africa Government Bond, 6.50%, 02/28/41, ZAR	45,985	3,224
South Africa Government International Bond
6.88%, 05/27/19	200	231
5.88%, 09/16/25	1,300	1,445
Spanish Government Bond, 4.65%, 07/30/25, EUR	5,455	8,705
Sri Lanka Government International Bond, 5.13%, 04/11/19 (r)	200	203
Turkey Government International Bond
7.38%, 02/05/25	759	922
11.88%, 01/15/30	100	171
6.63%, 02/17/45	500	579
Ukraine Government International Bond, 9.25%, 07/24/17	930	942
Ukreximbank Via Biz Finance Plc, 8.75%, 01/22/18	500	450
Uruguay Government International Bond, 7.63%, 03/21/36	200	269
Venezuela Government International Bond
5.75%, 02/26/16	500	473
9.25%, 05/07/28	1,550	1,302
9.38%, 01/13/34	700	586
Vietnam Government International Bond, 6.75%, 01/29/20	250	283
Zambia Government International Bond, 8.50%, 04/14/24 (r)	230	255
		60,771
Treasury Inflation Index Securities - 4.4%
France Government Inflation Indexed Bond OAT, 0.70%, 07/25/30 (n), EUR	1,533	2,130
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.55%, 09/15/41 (n), EUR	3,132	4,371
New Zealand Government Inflation Indexed Bond, 2.01%, 09/20/25 (s), NZD	3,070	2,605
Spain Government Inflation Linked Bond, 1.80%, 11/30/24 (n), EUR	382	541
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	9,376	11,031
1.75%, 01/15/28 (n)	1,709	1,964
		22,642
U.S. Treasury Securities - 4.6%
U.S. Treasury Bond
6.25%, 08/15/23	14,430	19,025
4.50%, 02/15/36	630	764
U.S. Treasury Note, 3.63%, 08/15/19	3,625	3,979
		23,768
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.0%
Federal Home Loan Mortgage Corp. - 7.5%
Federal Home Loan Mortgage Corp.
4.00%, 07/15/44, TBA (g)	20,935	22,155
4.50%, 07/15/44, TBA (g)	15,350	16,602
		38,757
Federal National Mortgage Association - 18.5%
Federal National Mortgage Association
4.00%, 07/15/44, TBA (g)	43,300	45,911
4.50%, 07/15/44, TBA (g)	40,410	43,737
5.00%, 07/15/44, TBA (g)	5,745	6,377
		96,025
Total Government and Agency Obligations (cost $237,015)		242,148

INVESTMENT COMPANIES - 4.9%
iShares iBoxx High Yield Corporate Bond Fund (e)	133	12,695
SPDR Barclays High Yield Bond ETF (e)	305	12,717
Total Investment Companies (cost $24,769)		25,412
VARIABLE RATE SENIOR LOAN INTERESTS - 15.7% (i)
CONSUMER DISCRETIONARY - 6.1%
Allison Transmission Inc. Term Loan, 3.75%, 09/26/20	$1,975	1,979
Aramark Corp. Term Loan, 3.25%, 02/21/21	1,988	1,973
Charter Communications Operating LLC Term Loan E, 3.00%, 03/17/21	990	974
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	990	974
Cumulus Media Inc. Term Loan, 4.25%, 12/31/20	2,096	2,101
Ellucian Term Loan, 4.00%, 01/31/20	1,995	1,994
Hilton Worldwide Inc. Term Loan B, 3.50%, 04/02/22	1,831	1,827
Michaels Stores Inc. Term Loan, 3.75%, 01/31/21	1,984	1,977
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/14/21	1,206	1,213

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/15/21	1,044	1,050
ServiceMaster Co LLC Term Loan, 0.00%, 06/24/21 (z)	2,000	1,996
ServiceMaster Co. Term Loan C, 4.25%, 01/31/17	1,995	1,993
Station GVR Acquisition LLC Term Loan B, 4.25%, 03/17/21	1,909	1,914
Tribune Company Initial Term Loan, 4.00%, 11/15/20	1,990	1,993
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/05/21	189	189
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/05/21	1,788	1,786
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20	1,990	1,989
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 06/30/21	1,995	1,961
Ziggo BV Term Loan B-1, 0.00%, 01/15/22 (z)	740	731
Ziggo BV Term Loan B-2, 0.00%, 01/15/22 (z)	477	471
Ziggo BV Term Loan B-3, 0.00%, 01/15/22 (z)	784	774
		31,859
CONSUMER STAPLES - 1.5%
HJ Heinz Co. Term Loan B-2, 3.50%, 03/24/21	1,975	1,989
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 03/01/20	1,984	1,985
Rite Aid Corp. Term Loan, 3.50%, 02/26/21	1,980	1,977
U.S. Foodservice Inc. Term Loan, 4.50%, 05/12/20	1,999	2,001
		7,952
FINANCIALS - 1.2%
Nuveen Investments Inc. 1st Lien Term Loan B, 4.15%, 05/13/17	1,965	1,967
Realogy Corp. Term Loan, 3.75%, 03/17/21	2,083	2,082
Vantiv LLC Term Loan B, 0.00%, 06/15/21 (z)	2,000	2,010
		6,059
HEALTH CARE - 1.5%
Biomet Inc. Incremental Term Loan, 3.65%, 07/31/19	1,871	1,872
Community Health Systems Inc. Extended Term Loan, 3.25%, 01/25/17	542	543
Community Health Systems Inc. Term Loan D, 3.25%, 01/15/21	1,443	1,451
HCA Inc. Term Loan B-4, 2.98%, 12/15/19	1,985	1,987
Valeant Pharmaceuticals Inc. Term Loan, 3.75%, 12/24/21	834	833
Valeant Pharmaceuticals International Inc. Term Loan
3.75%, 04/10/20	84	84
3.75%, 12/16/20	992	991
		7,761
INDUSTRIALS - 1.9%
American Airlines Inc. Term Loan B, 3.75%, 07/17/20	1,980	1,982
Berry Plastics Corp. Term Loan D, 3.50%, 01/27/21	1,980	1,962
Ceridian Corp. Extended Term Loan, 4.40%, 05/09/17	1,925	1,927
Delta Air Lines Inc. Term Loan, 3.50%, 04/20/17	1,954	1,952
DuPont Performance Coatings Inc. Term Loan, 4.00%, 01/31/21	1,985	1,984
		9,807
INFORMATION TECHNOLOGY - 1.5%
Activision Blizzard Inc. Term Loan B, 3.25%, 01/15/22	2,250	2,254
First Data Corp. Extended Term Loan, 4.15%, 03/24/21	777	778
First Data Corp. New Term Loan B, 4.15%, 02/14/20	1,144	1,145
First Data Corp. Term Loan, 4.15%, 11/14/19	100	100
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	1,836	1,843
Freescale Semiconductor Ltd. Term Loan, 4.25%, 03/05/21	150	149
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/19/21	1,747	1,750
		8,019
MATERIALS - 0.4%
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 07/31/20	1,980	1,981
		1,981
TELECOMMUNICATION SERVICES - 1.2%
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21	1,995	1,994
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 07/31/20	1,941	1,943
Level 3 Communications Inc. Term Loan, 4.00%, 01/15/21	900	900
Level 3 Communications Inc. Term Loan B-3, 4.00%, 09/23/20	1,160	1,161
		5,998
UTILITIES - 0.4%
Calpine Corp. Term Loan, 4.00%, 11/19/19	1,085	1,088
Calpine Corp. Term Loan B-3, 4.00%, 11/20/19	92	92
Calpine Corp. Term Loan B-2, 4.00%, 11/30/19	793	795
		1,975
Total Variable Rate Senior Loan Interests (cost $81,617)		81,411

SHORT TERM INVESTMENTS - 19.1%
Investment Companies - 9.7%
JNL Money Market Fund, 0.01% (a) (h)	50,231	50,231
Securities Lending Collateral - 9.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	48,492	48,492
Total Short Term Investments (cost $98,723)		98,723
Total Investments - 135.5% (cost $690,125)		702,024
Other Assets and Liabilities, Net - (35.5%)		(183,828)
Total Net Assets - 100.0%		$518,196

Portfolio Composition:	Percentage of Total Investments
U.S. Government Agency MBS	20.7%
Government Securities	15.3
Non-U.S. Government Agency ABS	14.3
Financials	12.9
Consumer Discretionary	4.8
Energy	2.8
Information Technology	2.1
Telecommunication Services	2.0
Consumer Staples	2.0
Industrials	1.9
Materials	1.5
Health Care	1.3
Utilities	0.7
Investment Companies	3.6
Short Term Investments	14.1
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Oppenheimer Global Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 95.7%
BRAZIL - 3.7%
AMBEV SA - ADR (e)	1,130	$7,954
BM&F Bovespa SA	1,936	10,192
Embraer SA - ADR (e)	309	11,247
Itau Unibanco Holding SA - ADR	769	11,055
Vale SA - ADR	410	5,427
		45,875
CHINA - 0.3%
JD.com Inc. - ADR - Class B (c) (e)	113	3,229
DENMARK - 0.5%
FLSmidth & Co. A/S	117	6,552
FRANCE - 6.2%
LVMH Moet Hennessy Louis Vuitton SA	122	23,587
PPR SA	97	21,345
Societe Generale - Class A	185	9,684
Technip SA	208	22,755
		77,371
GERMANY - 8.9%
Allianz SE	120	20,018
Bayer AG	137	19,259
Deutsche Bank AG	499	17,537
Linde AG	64	13,608
SAP AG	316	24,357
Siemens AG	126	16,572
		111,351
INDIA - 3.0%
DLF Ltd.	3,294	11,788
ICICI Bank Ltd. - ADR	354	17,672
Marico Kaya Enterprises Ltd. (c) (f) (p) (q)	10	22
Zee Entertainment Enterprises Ltd.	1,603	7,823
		37,305
ITALY - 1.4%
Brunello Cucinelli SpA	29	656
Gtech SpA	131	3,200
Prysmian SpA	219	4,951
Tod’s SpA (e)	64	8,164
		16,971
JAPAN - 9.5%
Dai-Ichi Life Insurance Co. Ltd.	905	13,479
Fanuc Ltd.	46	7,875
KDDI Corp.	317	19,345
Keyence Corp.	40	17,489
Kyocera Corp.	263	12,488
Murata Manufacturing Co. Ltd.	208	19,497
Nidec Corp. (e)	240	14,735
Seibu Holdings Inc. (e)	175	3,629
Sumitomo Mitsui Financial Group Inc.	244	10,250
		118,787
MEXICO - 0.9%
Fomento Economico Mexicano SAB de CV - ADR	121	11,290
NETHERLANDS - 1.8%
Airbus Group NV	343	22,975
RUSSIAN FEDERATION - 1.4%
Alrosa AO (c)	3,481	4,273
Gazprom OAO - ADR	656	5,697
Moscow Exchange MICEX-RTS OAO (c)	3,942	7,834
		17,804
SPAIN - 3.8%
Banco Bilbao Vizcaya Argentaria SA	1,364	17,382
Inditex SA	138	21,225
Repsol SA	347	9,139
		47,746
SWEDEN - 4.1%
Assa Abloy AB - Class B	359	18,246
Telefonaktiebolaget LM Ericsson - Class B	2,725	32,921
		51,167
SWITZERLAND - 5.0%
Credit Suisse Group AG	390	11,084
Nestle SA	159	12,349
Roche Holding AG	51	15,197
UBS AG	1,277	23,421
		62,051
UNITED KINGDOM - 3.4%
Circassia Pharmaceuticals Plc (c)	972	4,590
Shire Plc	205	16,088
Unilever Plc	490	22,218
		42,896
UNITED STATES OF AMERICA - 41.8%
3M Co.	107	15,381
Adobe Systems Inc. (c)	287	20,785
Aetna Inc.	239	19,410
Allergan Inc.	77	12,984
Altera Corp.	592	20,569
Biogen Idec Inc. (c)	31	9,639
Celldex Therapeutics Inc. (c) (e)	477	7,777
Citigroup Inc.	449	21,154
Clovis Oncology Inc. (c) (e)	75	3,115
Colgate-Palmolive Co.	343	23,400
eBay Inc. (c)	465	23,256
Emerson Electric Co.	163	10,820
Facebook Inc. - Class A (c)	248	16,697
Fidelity National Financial Inc. - Class A	258	8,446
Fusion-io Inc. (c)	421	4,760
Gilead Sciences Inc. (c)	192	15,882
Goldman Sachs Group Inc.	76	12,709
Google Inc. - Class A (c)	30	17,552
Google Inc. - Class C (c)	30	17,270
Intuit Inc.	237	19,067
Juniper Networks Inc. (c)	405	9,928
Lululemon Athletica Inc. (c) (e)	148	5,976
Maxim Integrated Products Inc.	571	19,294
McDonald’s Corp.	121	12,163
McGraw-Hill Financial. Inc.	327	27,167
Medivation Inc. (c)	56	4,350
Microsoft Corp.	338	14,109
St. Jude Medical Inc.	114	7,865
Theravance Biopharma Inc. (c) (e)	66	2,115
Theravance Inc. (c) (e)	235	6,987
Tiffany & Co.	188	18,890
Transocean Ltd. (e)	190	8,535
United Parcel Service Inc. - Class B	136	13,950
Vertex Pharmaceuticals Inc. (c)	130	12,322
Walt Disney Co.	299	25,638

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
WellPoint Inc.	176	18,897
Zimmer Holdings Inc.	122	12,701
		521,560
Total Common Stocks (cost $943,180)		1,194,930

PREFERRED STOCKS - 2.0%
GERMANY - 2.0%
Bayerische Motoren Werke AG	263	25,157
INDIA - 0.0%
Zee Entertainment Enterprises Ltd.	28,061	354
Total Preferred Stocks (cost $17,638)		25,511
RIGHTS - 0.0%
SPAIN - 0.0%
Repsol SA (c) (e)	347	236
Total Rights (cost $235)		236

SHORT TERM INVESTMENTS - 6.5%
Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	27,190	27,190
Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	53,281	53,281
Total Short Term Investments (cost $80,471)		80,471
Total Investments - 104.2% (cost $1,041,524)		1,301,148
Other Assets and Liabilities, Net - (4.2%)		(52,638)
Total Net Assets - 100.0%		$1,248,510

Portfolio Composition:	Percentage of Total Investments
Information Technology	22.3%
Financials	17.2
Consumer Discretionary	15.7
Health Care	14.5
Industrials	11.3
Consumer Staples	5.9
Energy	3.6
Materials	1.8
Telecommunication Services	1.5
Short Term Investments	6.2
Total Investments	100.0%

JNL/PIMCO Real Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.1%
Aegis Asset Backed Securities Trust REMIC, 0.85%, 03/25/35 (i)	$1,200	$920
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/58 (i) (r)	229	230
Aquilae CLO Plc, 0.64%, 01/17/23 (i), EUR	1,370	1,853
Arran Residential Mortgages Funding Plc, 1.77%, 11/19/47 (i) (r), EUR	13,451	18,640
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	1,960	2,114
5.77%, 06/10/49 (i)	2,900	3,191
5.95%, 02/10/51 (i)	2,293	2,554
Banc of America Mortgage Trust REMIC, 2.63%, 06/25/35 (i)	193	184
Banc of America Re-REMIC Trust REMIC
5.68%, 06/24/50 (i) (r)	1,047	1,135
5.65%, 02/17/51 (i) (r)	582	623
BCAP LLC REMIC
5.21%, 03/26/37 (i) (r)	1,377	1,361
5.25%, 08/26/37 (r)	3,667	3,819
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.50%, 05/25/33 (i)	44	45
2.77%, 02/25/34 (i)	346	342
3.20%, 11/25/34 (i)	373	376
2.56%, 01/25/35 (i)	220	219
2.53%, 03/25/35 (i)	42	43
2.68%, 03/25/35 (i)	441	432
2.15%, 08/25/35 (i)	53	54
Bear Stearns Alt-A Trust REMIC
2.36%, 01/25/36 (i)	617	477
2.52%, 08/25/36 (i)	280	205
Bear Stearns Asset Backed Securities Trust REMIC, 1.15%, 10/25/37 (i)	778	722
Bear Stearns Structured Products Inc. Trust REMIC, 2.49%, 12/26/46 (i)	794	546
Chase Mortgage Finance Corp. REMIC, 2.50%, 02/25/37 (i)	93	93
Citibank Omni Master Trust, 2.90%, 08/15/18 (i) (r)	16,400	16,455
Citigroup Mortgage Loan Trust Inc. REMIC
2.61%, 08/25/35 (i)	472	266
2.20%, 09/25/35 (i)	65	65
2.28%, 09/25/35 (i)	87	87
0.23%, 01/25/37 (i)	116	72
2.76%, 09/25/37 (i)	1,691	1,423
0.21%, 07/25/45 (i)	300	267
College Loan Corp. Trust, 0.48%, 01/25/24 (i)	800	780
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 07/10/46 (r)	5,457	5,572
Conseco Finance Securitizations Corp., 6.68%, 12/01/33	9	9
Countrywide Asset-Backed Certificates REMIC
0.40%, 04/25/36 (i)	87	85
0.33%, 07/25/36 (i)	2,000	1,951
0.33%, 09/25/36 (i)	285	276
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.75%, 08/25/34 (i)	342	304
4.78%, 11/20/34 (i)	303	290
2.51%, 04/20/35 (i)	332	338
Credit Suisse Mortgage Capital Certificates REMIC
5.87%, 06/15/39 (e) (i)	3,280	3,561
5.47%, 09/18/39 (r)	1,249	1,333
5.38%, 02/15/40 (r)	763	831
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	938	507
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.27%, 07/25/37 (i) (r)	182	117
CS First Boston Mortgage Securities Corp. REMIC, 2.33%, 04/25/34 (i)	306	315
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,215
First NLC Trust REMIC, 0.22%, 08/25/37 (i) (r)	375	198
Granite Mortgages Plc, 0.93%, 09/20/44 (i), GBP	400	682
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	4,364
GS Mortgage Securities Trust REMIC, 4.59%, 08/10/43 (r)	4,300	4,766

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
GSR Mortgage Loan Trust REMIC, 2.83%, 01/25/35 (i)	341	335
Harborview Mortgage Loan Trust REMIC, 2.40%, 04/19/34 (i)	440	443
Hillmark Funding, 0.48%, 05/21/21 (i) (r)	8,153	8,054
Holmes Master Issuer Plc, 1.68%, 10/15/54 (i) (r), EUR	3,559	4,876
HSBC Home Equity Loan Trust REMIC, 0.30%, 03/20/36 (i)	884	876
Indymac Index Mortgage Loan Trust REMIC
2.44%, 03/25/35 (i)	742	746
2.72%, 11/25/35 (i)	841	756
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
4.65%, 01/12/37	116	116
5.79%, 02/12/51 (i)	4,000	4,437
JPMorgan Mortgage Trust REMIC
2.70%, 07/25/35 (i)	300	305
2.74%, 08/25/35 (i)	535	512
2.78%, 08/25/35 (i)	344	343
5.11%, 09/25/35 (i)	96	97
2.35%, 07/27/37 (i) (r)	881	755
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,144	6,706
Lehman Brothers Mortgage Loan Trust REMIC, 0.24%, 06/25/37 (i) (r)	363	217
Magi Funding Plc, 0.68%, 04/11/21 (r), EUR	490	665
MASTR Adjustable Rate Mortgages Trust REMIC, 2.18%, 12/25/33 (i)	702	707
Merrill Lynch Mortgage Investors Trust REMIC
2.22%, 02/25/33 (i)	204	196
2.38%, 02/25/34 (i)	338	342
2.40%, 10/25/35 (i)	467	474
Morgan Stanley Capital I Trust REMIC
0.21%, 05/25/37 (i)	127	83
6.11%, 06/11/49 (i)	3,135	3,470
Nautique Funding Ltd., 0.48%, 04/15/20 (i) (r)	299	295
NCUA Guaranteed Notes Trust REMIC
0.60%, 10/07/20 (i)	2,306	2,319
0.71%, 12/08/20 (i)	3,523	3,546
Nelnet Student Loan Trust, 0.93%, 07/25/18 (i)	94	95
NYLIM Flatiron CLO Ltd., 0.44%, 08/08/20 (i) (r)	332	328
Penta CLO SA, 0.61%, 06/04/24 (i), EUR	2,614	3,518
Provident Funding Mortgage Loan Trust REMIC, 2.50%, 08/25/33 (i)	223	232
RASC Trust REMIC, 0.57%, 12/25/35 (i)	500	399
RBSCF Trust REMIC
5.70%, 09/16/40 (i) (r)	4,000	4,318
6.21%, 12/16/49 (i) (r)	1,700	1,825
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	77	81
SLM Student Loan Trust
0.68%, 01/25/17 (i)	627	627
1.73%, 04/25/23 (i)	5,121	5,295
REMIC, 0.27%, 04/25/19 (i)	6,300	6,256
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.47%, 02/25/34 (i)	639	649
5.50%, 12/25/34 (i)	336	329
Structured Asset Mortgage Investments Inc. REMIC, 0.81%, 10/19/34 (i)	36	34
Structured Asset Securities Corp. REMIC, 0.29%, 05/25/47 (i)	1,900	1,808
Swan Trust, 3.96%, 04/25/41 (i), AUD	293	278
Symphony CLO III Ltd., 0.46%, 05/15/19 (i) (r)	2,093	2,073
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	101
Vornado DP LLC Trust, 4.00%, 09/13/28 (r)	4,600	4,930
Wachovia Bank Commercial Mortgage Trust REMIC
0.23%, 06/15/20 (i) (r)	218	216
5.09%, 08/15/41 (i)	308	308
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.47%, 12/25/35 (i)	273	256
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.14%, 03/25/33 (i)	108	109
2.45%, 06/25/33 (i)	339	344
2.44%, 09/25/33 (i)	337	342
5.13%, 08/25/35 (i)	180	174
1.12%, 08/25/46 (i)	4,665	4,129
0.89%, 05/25/47 (i)	569	499
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 12/25/34 (i)	366	374
2.62%, 04/25/36 (i)	1,253	1,208
Wood Street CLO BV, 0.67%, 03/29/21 (i) (r), EUR	239	325
Total Non-U.S. Government Agency Asset-Backed Securities (cost $180,867)		185,438

CORPORATE BONDS AND NOTES - 5.8%
ENERGY - 0.3%
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	5,000	5,250
FINANCIALS - 4.2%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	324	327
ANZ National International Ltd., 0.67%, 08/19/14 (i) (r)	2,000	2,001
Bankia SA
3.50%, 12/14/15, EUR	4,900	6,971
0.53%, 01/25/16 (i), EUR	600	810
4.38%, 02/14/17, EUR	100	147
3.50%, 01/17/19, EUR	2,100	3,056
BNP Paribas SA, 0.53%, 11/07/15 (i)	14,200	14,195
BPCE SA, 0.80%, 11/18/16 (i)	8,100	8,119
BPE Financiaciones SA
2.88%, 05/19/16, EUR	4,100	5,751
2.50%, 02/01/17, EUR	1,600	2,234
China Construction Bank Corp., 1.70%, 04/16/15	8,300	8,317
Citigroup Inc., 0.75%, 05/01/17 (e) (i)	18,700	18,684
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.00%, 09/10/15, GBP	1,100	1,945
Depfa ACS Bank, 3.88%, 11/14/16, EUR	400	589
Eksportfinans ASA, 2.38%, 05/25/16 (e)	3,200	3,200
Intesa Sanpaolo SpA, 3.13%, 01/15/16	2,600	2,672
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	89	94
Merrill Lynch & Co. Inc., 0.78%, 07/22/14 (i), EUR	200	274
Turkiye Garanti Bankasi A/S, 2.73%, 04/20/16 (i) (r)	1,100	1,086
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,300	1,479
Westpac Banking Corp., 3.59%, 08/14/14 (r)	4,400	4,415
		86,366
INDUSTRIALS - 0.3%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,077
Hellenic Railways Organization SA, 4.03%, 03/17/17, EUR	2,300	2,971

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
International Lease Finance Corp.
6.50%, 09/01/14 (r)	1,000	1,007
6.75%, 09/01/16 (r)	900	997
		6,052
TELECOMMUNICATION SERVICES - 0.9%
BellSouth Corp., 4.18%, 04/26/15 (p) (q)	18,000	18,517
UTILITIES - 0.1%
Electricite de France
0.69%, 01/20/17 (e) (i) (r)	2,100	2,109
1.15%, 01/20/17 (r)	600	600
		2,709
Total Corporate Bonds and Notes (cost $118,142)		118,894

GOVERNMENT AND AGENCY OBLIGATIONS - 113.7%
GOVERNMENT SECURITIES - 113.0%
Federal Home Loan Mortgage Corp. - 0.8% (w)
Federal Home Loan Mortgage Corp., 2.50%, 10/02/19	16,200	16,280
Municipals - 0.1%
North Carolina State Education Assistance Authority, 0.68%, 10/26/20 (i)	1,251	1,251
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	320	274
		1,525
Sovereign - 4.6%
Australia Government Bond, 5.25%, 03/15/19, AUD	6,600	6,846
Autonomous Community of Catalonia, Spain, 4.95%, 02/11/20, EUR	1,800	2,759
Hellenic Republic Government International Bond, 4.50%, 07/03/17, JPY	170,000	1,609
Italy Buoni Poliennali Del Tesoro
4.75%, 09/15/16, EUR	100	149
5.50%, 11/01/22, EUR	500	840
Mexico Bonos, 7.75%, 05/29/31, MXN	51,000	4,496
Mexico Bonos de Proteccion al Ahorro, 3.56%, 01/04/18 - 01/30/20, MXN	382,000	29,383
Slovenia Government International Bond, 4.70%, 11/01/16 (r), EUR	3,600	5,337
Spain Government Bond
5.40%, 09/28/18 (r), EUR	16,500	27,752
3.80%, 04/30/24 (r), EUR	8,500	12,755
		91,926
Treasury Inflation Index Securities - 107.5%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 04/15/18 (n), EUR	70,334	101,396
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 - 09/15/21 (n), EUR	7,318	10,603
2.55%, 10/22/16 (n), EUR	2,199	3,132
2.25%, 04/22/17 (n), EUR	7,913	11,270
1.70%, 09/15/18 (n), EUR	4,359	6,279
2.35%, 09/15/24 (n) (r), EUR	15,620	22,900
3.10%, 09/15/26 (n), EUR	425	665
Mexican Inflation Indexed Udibonos, 4.00%, 11/08/46 (n), MXN	157,525	13,850
New South Wales Treasury Corp. Inflation Indexed Bond
3.32%, 11/20/25 (s), AUD	8,700	11,172
2.50%, 11/20/35 (s), AUD	2,700	3,366
New Zealand Government Inflation Indexed Bond, 2.01%, 09/20/25 (s), NZD	9,300	7,892
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/15, TBA (g) (n) (o)	85,544	86,941
0.50%, 04/15/15, TBA (g) (n)	28,990	29,406
1.88%, 07/15/15 - 07/15/19, TBA (g) (n)	29,966	32,755
2.00%, 01/15/16, TBA (g) (n) (o)	74,832	78,890
0.13%, 04/15/16 - 01/15/23, TBA (g) (n)	584,067	590,693
2.63%, 07/15/17, TBA (g) (n)	3,546	3,969
1.38%, 01/15/20, TBA (g) (n) (o)	107,000	117,299
1.25%, 07/15/20, TBA (g) (n) (o)	103,379	113,241
1.13%, 01/15/21, TBA (g) (n) (o)	36,793	39,832
0.63%, 07/15/21 (n)	168,245	177,104
0.38%, 07/15/23 (n) (o)	33,821	34,445
0.63%, 01/15/24, TBA (g) (n)	50,090	51,851
2.38%, 01/15/25 - 01/15/27, TBA (g) (n)	204,294	248,638
2.00%, 01/15/26, TBA (g) (n)	86,359	101,600
1.75%, 01/15/28, TBA (g) (n)	20,731	23,828
3.63%, 04/15/28, TBA (g) (n)	9,205	12,909
2.50%, 01/15/29, TBA (g) (n)	56,977	71,764
3.88%, 04/15/29 (n)	56,098	81,872
2.13%, 02/15/40 (n)	31,644	40,144
1.38%, 02/15/44, TBA (g) (n)	51,268	56,194
		2,185,900
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp.
2.09%, 07/01/36 (i)	344	366
2.14%, 09/01/36 (i)	364	384
2.24%, 10/01/36 (i)	206	218
Interest Only, 0.60%, 09/15/42	9,671	9,648
REMIC, 0.60%, 08/15/33 (i)	2,221	2,229
REMIC, 1.32%, 10/25/44 - 02/25/45 (i)	882	899
		13,744
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association
2.03%, 11/01/35 (i)	62	65
2.38%, 03/01/36 (i)	99	104
5.69%, 06/01/36 (i)	33	33
REMIC, 0.22%, 07/25/37 (i)	272	266
		468
Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	814	890
Total Government and Agency Obligations (cost $2,286,617)		2,310,733
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., 7.50%, Series L (m) (v)	1	607
Total Preferred Stocks (cost $500)		607
OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (c) (u)	100	20
Total Other Equity Interests (cost $2)		20
SHORT TERM INVESTMENTS - 29.4%
Certificates of Deposit - 1.7%
Banco Bilbao Vizcaya Argentaria
0.98%, 10/23/15 (i)	$18,750	18,745
1.08%, 05/16/16 (i)	8,500	8,496
Itau Unibanco, 1.15%, 06/04/15 (i)	6,700	6,699
		33,940
Federal Home Loan Bank - 21.5% (w)
Federal Home Loan Bank
0.09%, 08/29/14	7,300	7,299

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
0.08%, 09/24/14	429,200	429,160
		436,459
Federal Home Loan Mortgage Corp. - 0.1% (w)
Federal Home Loan Mortgage Corp., 0.08%, 11/26/14	1,800	1,800
Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	7,183	7,183
Treasury Securities - 5.7%
Hellenic Republic Treasury Bill
3.48%, 07/18/14, EUR	3,200	4,377
2.95%, 08/18/14, EUR	2,600	3,551
4.24%, 10/10/14, EUR	6,800	9,262
2.95%, 12/12/14, EUR	15,000	20,406
Japan Treasury Bill, 0.00%, 08/04/14, JPY	7,310,000	72,154
U.S. Treasury Bill
0.07%, 08/21/14 (o)	$341	341
0.08%, 09/04/14 (o)	305	305
0.08%, 09/11/14 (o)	1,023	1,023
0.08%, 09/18/14 (o)	1,667	1,667
0.08%, 09/25/14 (o)	13	13
0.05%, 10/09/14 (o)	1,762	1,762
0.04%, 12/18/14 (o)	890	890
0.08%, 03/05/15 (o)	207	207
		115,958
Total Short Term Investments (cost $594,402)		595,340
Total Investments - 158.0% (cost $3,180,530)		3,211,032
Other Assets and Liabilities, Net - (58.0%)		(1,178,079)
Total Net Assets - 100.0%		$2,032,953

Portfolio Composition:	Percentage of Total Investments
Government Securities	71.5%
Non-U.S. Government Agency ABS	5.8
Financials	2.7
Telecommunication Services	0.6
U.S. Government Agency MBS	0.5
Industrials	0.2
Energy	0.1
Utilities	0.1
Short Term Investments	18.5
Total Investments	100.0%

JNL/PIMCO Total Return Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.6%
ABFC Trust REMIC, 0.26%, 01/25/37 (i)	$5,917	$3,658
ACA CLO Ltd., 0.48%, 07/25/18 (i) (r)	463	461
Access Group Inc., 1.53%, 10/27/25 (i)	4,280	4,313
American Home Mortgage Investment Trust REMIC, 2.32%, 02/25/45 (i)	234	236
Ameriquest Mortgage Securities Inc. REMIC, 0.62%, 10/25/35 (i)	16,700	15,476
Amortizing Residential Collateral Trust REMIC, 0.73%, 07/25/32 (i)	15	14
Argent Securities Inc. REMIC, 0.51%, 10/25/35 (i)	3,400	3,101
Arran Residential Mortgages Funding Plc, 1.73%, 05/16/47 (i) (r), EUR	3,099	4,291
Asset Backed Securities Corp. Home Equity REMIC, 0.70%, 09/25/34 (i)	147	146
Banc of America Commercial Mortgage Trust REMIC
5.92%, 05/10/45 (i)	2,000	2,143
5.77%, 06/10/49 (i)	2,830	3,114
Banc of America Funding Trust REMIC
5.22%, 02/20/35 (i)	2,166	2,176
2.69%, 05/25/35 (i)	233	239
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	22	23
BCAP LLC REMIC
5.25%, 02/26/36 (i) (r)	2,140	1,984
5.21%, 03/26/37 (i) (r)	430	425
5.25%, 05/26/37 (r)	8,714	7,807
5.25%, 08/26/37 (r)	4,613	4,804
BCAP LLC Trust REMIC, 4.85%, 03/27/37 (i) (r)	8,985	6,013
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.74%, 11/25/30 (i)	1	2
2.34%, 02/25/33 (i)	3	3
2.67%, 02/25/33 (i)	9	8
2.50%, 04/25/33 (i)	45	46
2.77%, 01/25/34 (i)	212	213
2.67%, 04/25/34 (i)	478	479
2.67%, 11/25/34 (i)	902	868
3.20%, 11/25/34 (i)	239	242
2.53%, 03/25/35 (i)	1,456	1,475
Bear Stearns Alt-A Trust REMIC
2.58%, 05/25/35 (i)	528	515
2.79%, 09/25/35 (i)	333	290
Bear Stearns ALT-A Trust REMIC, 4.93%, 09/25/35 (i)	20,980	16,872
Bear Stearns Asset Backed Securities I Trust REMIC
0.56%, 12/25/35 (i)	5,700	5,409
0.40%, 04/25/37 (i)	5,300	2,949
Bear Stearns Asset Backed Securities Trust REMIC, 0.41%, 10/25/36 (i)	9,600	8,428
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/44	289	312
Bear Stearns Structured Products Inc. Trust REMIC
2.10%, 01/26/36 (i)	991	824
2.49%, 12/26/46 (i)	546	376
BNC Mortgage Loan Trust REMIC, 0.25%, 05/25/37 (i)	3,089	2,937
Chase Mortgage Finance Trust REMIC, 4.89%, 12/25/35 (i)	2,669	2,623
ChaseFlex Trust REMIC, 5.00%, 07/25/37	1,316	1,138
Citicorp Mortgage Securities Trust REMIC, 6.00%, 02/25/37	2,668	2,796
Citigroup Mortgage Loan Trust Inc. REMIC
2.50%, 10/25/35 (i)	109	108
2.70%, 10/25/35 (i)	15,600	13,861
0.21%, 07/25/45 (i)	749	668
Commercial Mortgage Pass-Through Certificates REMIC, 2.37%, 04/26/38 (i) (r)	3,700	3,591
Countrywide Alternative Loan Trust REMIC
1.52%, 08/25/35 (i)	1,126	1,019
0.33%, 05/25/47 (i)	645	557
Countrywide Asset-Backed Certificates REMIC
0.90%, 06/25/34 (i)	400	382
0.25%, 08/25/37 (i)	1,912	1,890
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	4,772	4,836
2.52%, 11/20/34 (i)	1,468	1,411
2.50%, 11/25/34 (i)	618	580

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
2.47%, 02/20/35 (i)	1,003	996
5.75%, 12/25/35	5,615	5,272
2.42%, 02/20/36 (i)	144	133
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 12/15/39	2,944	3,196
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 02/15/40	581	632
5.70%, 09/15/40 (i)	7,800	8,583
CS First Boston Mortgage Securities Corp. REMIC, 0.80%, 03/25/32 (i) (r)	14	14
CSMC Mortgage-Backed Trust REMIC, 6.00%, 07/25/36	3,842	3,060
CVS Pass-Through Trust, 6.94%, 01/10/30	338	408
Equity One ABS Inc., 0.71%, 11/25/32 (i)	82	77
European Loan Conduit, 0.49%, 05/15/19 (i), EUR	83	113
First American Alternative Mortgage Securities REMIC, 2.24%, 09/25/35 (i)	412	364
First Franklin Mortgage Loan Trust REMIC
0.96%, 04/25/35 (i) (r)	2,100	1,954
0.51%, 10/25/35 (i)	6,681	6,034
First Horizon Asset Securities Inc. REMIC, 5.01%, 02/25/36 (i)	1,833	1,786
First Horizon Mortgage Pass-Through Trust REMIC, 2.58%, 10/25/35 (i)	2,656	2,343
GE-WMC Mortgage Securities LLC REMIC, 0.40%, 12/25/35 (i)	6,472	5,465
Granite Master Issuer Plc
0.33%, 12/17/54 (i)	1,262	1,255
0.33%, 12/20/54 (i), EUR	2,633	3,585
0.35%, 12/20/54 (i)	7,159	7,123
REMIC, 0.29%, 12/20/54 (i) (r)	577	573
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,000	1,091
4.80%, 08/10/42 (i)	100	101
GSAMP Trust REMIC
0.30%, 09/25/36 (i)	9,966	4,532
0.24%, 01/25/37 (i)	3,772	2,203
GSR Mortgage Loan Trust REMIC
2.66%, 09/25/35 (i)	1,228	1,239
5.02%, 11/25/35 (i)	431	429
Harborview Mortgage Loan Trust REMIC
0.38%, 05/19/35 (i)	138	121
0.49%, 06/20/35 (i)	1,755	1,682
2.56%, 07/19/35 (i)	627	586
Home Equity Asset Trust REMIC, 1.20%, 07/25/35 (i)	3,700	3,397
HSBC Home Equity Loan Trust REMIC, 0.44%, 01/20/34 (i)	680	676
HSI Asset Securitization Corp. Trust REMIC, 0.51%, 12/25/35 (i)	3,000	2,409
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.75%, 01/25/32 (i)	—	1
IndyMac Index Mortgage Loan Trust REMIC, 2.36%, 01/25/36 (i)	736	613
JP Morgan Mortgage Acquisition Trust REMIC, 0.43%, 01/25/37 (i)	4,800	3,570
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.34%, 05/15/47	1,900	2,061
5.44%, 06/12/47	1,971	2,150
5.42%, 01/15/49	6,068	6,626
JPMorgan Mortgage Acquisition Corp. REMIC, 0.39%, 05/25/36 (i)	8,500	7,049
JPMorgan Mortgage Trust REMIC
2.95%, 02/25/35 (i)	91	91
5.75%, 01/25/36	174	161
5.50%, 04/25/36	1,237	1,259
Lehman XS Trust REMIC
0.95%, 10/25/35 (i)	4,164	3,911
0.32%, 02/25/37 (i)	9,154	4,999
Long Beach Mortgage Loan Trust REMIC, 0.71%, 10/25/34 (i)	34	31
MASTR Asset Backed Securities Trust REMIC, 0.20%, 01/25/37 (i)	475	183
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	76	77
0.63%, 06/15/30 (i)	198	196
Merrill Lynch Mortgage Investors Trust REMIC
2.18%, 05/25/33 (i)	444	432
0.53%, 08/25/35 (i)	7,800	6,986
1.57%, 10/25/35 (i)	10,233	10,111
0.36%, 02/25/36 (i)	320	293
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.08%, 08/12/49 (i)	6,700	7,440
5.49%, 03/12/51 (i)	1,500	1,647
Mid-State Trust IV REMIC, 8.33%, 04/01/30	4	4
MLCC Mortgage Investors Inc. REMIC
1.15%, 10/25/35 (i)	153	145
0.40%, 11/25/35 (i)	233	226
Morgan Stanley Dean Witter Capital I REMIC, 1.05%, 07/25/32 (i)	2,127	2,028
Morgan Stanley Re-REMIC Trust REMIC, 6.00%, 08/12/45 (i) (r)	697	770
MortgageIT Trust REMIC, 0.41%, 12/25/35 (i)	7,368	6,894
New Century Home Equity Loan Trust REMIC, 0.66%, 09/25/35 (i)	1,900	1,641
Nomura Asset Acceptance Corp. REMIC, 2.88%, 08/25/35 (i)	3,053	2,977
Option One Mortgage Loan Trust REMIC, 0.66%, 08/25/35 (i)	3,700	2,804
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
0.63%, 08/25/35 (i)	1,500	1,382
0.62%, 09/25/35 (i)	1,700	1,426
Prime Mortgage Trust REMIC
0.55%, 02/25/19 (i)	—	1
0.55%, 02/25/34 (i)	33	31
RASC Trust REMIC
0.83%, 02/25/35 (i)	7,184	6,623
0.32%, 11/25/36 (i)	4,485	3,926
0.30%, 01/25/37 (i)	3,400	3,150
RBSSP Resecuritization Trust REMIC, 0.40%, 02/26/37 (i) (r)	3,059	2,859
Securitized Asset Backed Receivables LLC Trust REMIC
1.13%, 03/25/35 (i)	924	869
0.40%, 05/25/36 (i)	4,514	2,606
0.21%, 12/25/36 (i)	304	109
Sequoia Mortgage Trust REMIC, 0.86%, 10/19/26 (i)	36	35
SLM Student Loan Trust
2.80%, 12/16/19 (i) (r)	811	826
1.73%, 04/25/23 (i)	6,091	6,299
Soundview Home Loan Trust REMIC, 0.28%, 12/25/36 (i)	2,630	2,509
Structured Asset Mortgage Investments Inc. REMIC
0.82%, 09/19/32 (i)	39	38
0.41%, 07/19/35 (i)	582	564
0.28%, 03/25/37 (i)	1,233	947
Structured Asset Securities Corp. REMIC
2.52%, 02/25/32 (i)	1	1

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
0.73%, 01/25/33 (i)	6	6
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	341	384
Wachovia Bank Commercial Mortgage Trust REMIC, 0.23%, 06/15/20 (i) (r)	389	386
Washington Mutual Mortgage Pass-Through Certificates REMIC
1.77%, 02/25/31 (i)	—	—
2.37%, 01/25/36 (i)	1,088	1,073
1.52%, 08/25/42 (i)	113	108
1.32%, 11/25/42 (i)	62	61
0.44%, 10/25/45 (i)	132	124
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (i)	482	484
2.61%, 03/25/36 (i)	4,143	4,003
2.61%, 03/25/36 (i)	579	580
2.62%, 04/25/36 (i)	3,105	3,042
2.61%, 07/25/36 (i)	6,361	6,176
Wood Street CLO BV, 0.66%, 11/22/21 (i), EUR	2,206	2,989
Total Non-U.S. Government Agency Asset-Backed Securities (cost $320,397)		340,557

CORPORATE BONDS AND NOTES - 18.2%
CONSUMER DISCRETIONARY - 0.8%
DISH DBS Corp., 6.63%, 10/01/14	23,000	23,287
MGM Resorts International
6.63%, 07/15/15	2,695	2,823
7.50%, 06/01/16	2,100	2,318
7.63%, 01/15/17	1,000	1,130
Time Warner Inc., 3.15%, 07/15/15	3,414	3,508
Viacom Inc., 1.25%, 02/27/15	7,000	7,039
		40,105
ENERGY - 1.7%
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	875	943
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,416
8.38%, 12/10/18 (e)	700	831
7.88%, 03/15/19	16,800	19,586
Petroleos Mexicanos, 8.00%, 05/03/19	2,700	3,345
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 09/30/20 (r)	4,124	4,485
Rosneft Finance SA
7.50%, 07/18/16	1,600	1,752
6.63%, 03/20/17	3,000	3,285
Shell International Finance BV
0.29%, 11/10/15 (i)	11,200	11,206
0.43%, 11/15/16 (i)	9,200	9,209
Statoil ASA, 0.68%, 11/08/18 (e) (i)	29,300	29,501
		85,559
FINANCIALS - 13.1%
Ally Financial Inc.
6.75%, 12/01/14	12,145	12,403
8.30%, 02/12/15 (e)	26,730	27,849
4.63%, 06/26/15 (e)	8,145	8,410
3.50%, 07/18/16	7,220	7,446
5.50%, 02/15/17	16,000	17,340
4.75%, 09/10/18 (e)	2,065	2,191
7.50%, 09/15/20	1,600	1,928
American International Group Inc.
5.05%, 10/01/15	200	211
8.25%, 08/15/18	3,000	3,727
6.25%, 03/15/37 (i)	800	895
8.18%, 05/15/58 (e) (i)	21,800	30,029
Banco de Credito e Inversiones, 3.00%, 09/13/17 (e) (r)	3,200	3,287
Bank of America Corp.
4.50%, 04/01/15	3,400	3,501
6.50%, 08/01/16	8,460	9,376
Bank of America NA
0.70%, 11/14/16 (i)	48,300	48,391
0.64%, 05/08/17 (i)	4,300	4,298
6.00%, 10/15/36	3,200	3,875
Bank of India, 6.25%, 02/16/21	3,100	3,411
Bank of Montreal, 2.85%, 06/09/15 (r)	1,800	1,842
Bank of Nova Scotia
1.65%, 10/29/15 (r)	1,700	1,727
1.95%, 01/30/17 (i) (r)	200	205
Barclays Bank Plc
5.20%, 07/10/14	700	701
7.63%, 11/21/22 (e)	2,800	3,185
7.75%, 04/10/23 (e) (i)	12,800	14,246
BBVA Bancomer SA
4.50%, 03/10/16 (r)	1,200	1,263
6.50%, 03/10/21 (e) (r)	2,400	2,706
Bear Stearns Cos. LLC, 5.30%, 10/30/15	3,078	3,263
Blackstone CQP Holdco LP, 9.30%, 06/30/18 (p) (q)	2,100	2,116
Caixa Economica Federal, 2.38%, 11/06/17 (e) (r)	3,200	3,123
CIT Group Inc., 4.75%, 02/15/15 (r)	53,000	54,060
Citigroup Inc.
5.00%, 09/15/14 (e)	3,700	3,733
5.50%, 10/15/14 (e)	12,450	12,630
4.88%, 05/07/15	3,500	3,624
1.25%, 01/15/16	4,000	4,024
1.02%, 04/01/16 (i)	2,800	2,818
0.50%, 06/09/16 (e) (i)	2,600	2,576
3.95%, 06/15/16	1,600	1,688
1.19%, 07/25/16 (i)	3,200	3,235
4.45%, 01/10/17	900	970
6.13%, 08/25/36	1,300	1,494
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.56%, 04/28/17	12,200	12,211
Credit Agricole SA
8.38% (callable at 100 beginning 10/13/19) (m) (r)	4,900	5,788
1.39%, 04/15/16 (i) (p) (q)	5,000	5,059
Credit Suisse, 0.72%, 05/26/17 (i)	9,000	9,021
Export-Import Bank of Korea, 5.88%, 01/14/15	9,700	9,965
Fifth Third Bancorp, 0.65%, 12/20/16 (i)	900	894
Ford Motor Credit Co. LLC
8.70%, 10/01/14 (e)	7,400	7,553
3.88%, 01/15/15	10,400	10,586
7.00%, 04/15/15	2,900	3,045
2.75%, 05/15/15	4,800	4,892
5.63%, 09/15/15	3,900	4,126
4.21%, 04/15/16	6,794	7,170
1.01%, 01/17/17 (i)	19,200	19,335
General Electric Capital Corp.
3.80%, 06/18/19 (p) (q)	3,700	3,930
6.38%, 11/15/67 (i)	5,000	5,575
Goldman Sachs Group Inc., 0.85%, 06/04/17 (i)	2,100	2,100
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	14,321
JPMorgan Chase & Co.
3.70%, 01/20/15	6,700	6,818
1.10%, 10/15/15 (e)	12,362	12,413
3.45%, 03/01/16	12,400	12,939
3.15%, 07/05/16	1,600	1,668
1.05%, 05/30/17 (i), GBP	3,700	6,237
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,660

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Korea Development Bank, 3.50%, 08/22/17	1,900	2,003
LBG Capital No.1 Plc, 8.50%, (callable at 100 beginning 12/17/21) (m) (r)	200	221
LBG Capital No.2 Plc
15.00%, 12/21/19 (v), GBP	13,400	33,252
8.88%, 02/07/20 (v), EUR	1,200	1,881
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	26,100	29,950
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	2,170
Morgan Stanley, 6.00%, 04/28/15	13,600	14,232
National Bank of Canada, 2.20%, 10/19/16 (i) (r)	400	413
Nationwide Building Society, 4.65%, 02/25/15 (r)	3,500	3,591
Northern Rock Plc, 5.63%, 06/22/17 (p) (q)	16,000	17,856
Prudential Financial Inc., 3.88%, 01/14/15	3,500	3,565
Royal Bank of Scotland Group Plc
6.99% (callable at 100 beginning 10/05/17) (m) (r)	2,100	2,446
5.00%, 10/01/14 (e)	5,105	5,153
SLM Corp.
5.05%, 11/14/14	8,000	8,110
6.25%, 01/25/16	15,194	16,144
8.45%, 06/15/18	11,002	13,010
5.50%, 01/15/19	100	106
Springleaf Finance Corp., 6.90%, 12/15/17	1,900	2,109
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,575
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,455
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	8,700	9,276
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	2,100	2,389
0.69%, 04/22/19 (i)	11,100	11,126
		673,136
HEALTH CARE - 0.1%
HCA Inc., 9.00%, 12/15/14	5,000	5,150
HCA Inc. Term Loan B-5, 0.00%, 03/31/17 (z)	2,992	2,998
		8,148
INDUSTRIALS - 1.0%
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	3,800	4,137
Con-way Inc., 7.25%, 01/15/18	1,400	1,633
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	500	530
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	2,600	2,691
Hellenic Railways Organization SA, 4.50%, 12/06/16, JPY	1,298,700	12,535
International Lease Finance Corp.
5.75%, 05/15/16 (e)	1,600	1,714
6.75%, 09/01/16 (r)	1,900	2,104
7.13%, 09/01/18 (r)	20,858	24,195
		49,539
INFORMATION TECHNOLOGY - 0.1%
Apple Inc.
2.85%, 05/06/21	2,700	2,722
3.45%, 05/06/24 (e)	3,600	3,638
		6,360
MATERIALS - 0.3%
Braskem Finance Ltd., 5.75%, 04/15/21 (r)	4,100	4,287
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (r)	1,500	1,824
Gerdau Holdings Inc.
7.00%, 01/20/20 (e) (r)	3,600	4,068
5.75%, 01/30/21 (e) (r)	4,300	4,590
		14,769
TELECOMMUNICATION SERVICES - 0.7%
Qtel International Finance Ltd., 3.38%, 10/14/16 (r)	300	314
Sprint Nextel Corp.
6.00%, 12/01/16 (e)	1,800	1,960
9.13%, 03/01/17	4,000	4,685
Verizon Communications Inc.
4.90%, 09/15/15	5,801	6,105
2.50%, 09/15/16	9,800	10,100
1.98%, 09/14/18 (i)	2,300	2,427
3.65%, 09/14/18	7,800	8,329
		33,920
UTILITIES - 0.4%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,550
Entergy Corp., 3.63%, 09/15/15 (l)	5,200	5,365
Majapahit Holding BV
8.00%, 08/07/19 (e) (r)	2,200	2,596
7.75%, 01/20/20 (r)	5,000	5,850
Tokyo Electric Power Co. Inc., 1.85%, 07/28/14, JPY	19,000	188
		19,549
Total Corporate Bonds and Notes (cost $896,797)		931,085

GOVERNMENT AND AGENCY OBLIGATIONS - 56.0%
GOVERNMENT SECURITIES - 30.4%
Federal Home Loan Mortgage Corp. - 3.6% (w)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17 (o)	35,100	35,074
0.75%, 01/12/18 (o)	111,700	110,010
0.88%, 03/07/18	1,900	1,873
3.75%, 03/27/19	6,100	6,703
1.75%, 05/30/19	1,200	1,204
1.25%, 08/01/19 - 10/02/19	30,700	29,888
		184,752
Federal National Mortgage Association - 1.5% (w)
Federal National Mortgage Association
0.88%, 08/28/17 (o)	19,300	19,167
0.88%, 10/26/17 - 05/21/18	59,500	58,959
1.88%, 09/18/18	1,000	1,016
		79,142
Municipals - 3.9%
Bay Area Toll Authority, RB, 7.04%, 04/01/50	3,400	4,808
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,261
California State University, 6.43%, 11/01/30	1,400	1,740
California Statewide Communities Development Authority, 7.55%, 05/15/40	5,500	7,057
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,254
Chicago Transit Authority
6.30%, 12/01/21	100	112
6.90%, 12/01/40 - 12/01/40	4,100	5,118
City of New York, 6.27%, 12/01/37	6,560	8,378
City of North Las Vegas Nevada, 6.57%, 06/01/40	9,200	7,853
County of Clark Nevada Airport System, RB, 6.82%, 07/01/45	1,600	2,205
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	13,800	17,398
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	5,467
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,033
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	21,661

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	11,947
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	4,152
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp.), 4.50%, 01/01/28	6,300	6,755
Mississippi Development Bank, 6.31%, 01/01/33	1,500	1,845
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,770
New Jersey State Turnpike Authority, 7.41%, 01/01/40	5,800	8,363
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	1,900	2,075
New York City Transitional Finance Authority Building Aid, RB (insured by State Aid Withholding) - Series S-1, 5.00%, 07/15/29	3,700	4,213
New York City Water & Sewer System, 5.79%, 06/15/41	4,000	4,330
New York Liberty Development Corp., GO, 5.00%, 12/15/41	17,000	18,462
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,356
North Carolina Turnpike Authority, 6.70%, 01/01/39	2,000	2,197
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,165
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,312
San Diego Tobacco Settlement Revenue Funding Corp., RB, 7.13%, 06/01/32	685	674
State of California
7.70%, 11/01/30	100	123
7.50%, 04/01/34	7,600	10,819
7.95%, 03/01/36	600	731
State of Iowa, 6.75%, 06/01/34	4,100	4,603
State of Wisconsin (insured by Assured Guaranty Municipal Corp.), 5.05%, 05/01/18	1,500	1,683
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	165	164
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	1,565	1,339
University of California, 6.40%, 05/15/31	5,500	6,640
University of California, RB, 6.55%, 05/15/48	1,500	1,962
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,743
		199,768
Sovereign - 13.3%
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	1,100	1,551
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/16 (r)	1,700	1,757
4.13%, 09/15/17 (r), EUR	1,000	1,460
Hellenic Republic Government International Bond, 5.25%, 02/01/16, JPY	1,382,000	13,505
Italy Buoni Poliennali Del Tesoro
3.00%, 06/15/15 - 11/01/15, EUR	85,300	120,608
4.50%, 07/15/15, EUR	35,100	50,061
3.75%, 08/01/15 - 08/01/16, EUR	14,100	20,146
2.75%, 12/01/15, EUR	35,600	50,257
2.25%, 05/15/16, EUR	16,000	22,573
Italy Certificati di Credito del Tesoro, 0.00%, 06/30/15 (j), EUR	8,900	12,132
Korea Development Bank, 4.38%, 08/10/15	7,200	7,475
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	3,033
Province of Ontario, Canada
1.00%, 07/22/16 (e)	1,100	1,107
1.60%, 09/21/16	66,200	67,475
5.50%, 06/02/18, CAD	700	748
3.00%, 07/16/18	500	528
4.40%, 06/02/19, CAD	1,700	1,768
1.65%, 09/27/19 (e)	2,900	2,855
4.40%, 04/14/20 (e)	8,400	9,414
4.20%, 06/02/20, CAD	2,300	2,382
4.00%, 06/02/21, CAD	5,400	5,527
3.15%, 06/02/22, CAD	5,900	5,689
Province of Quebec, Canada
4.25%, 12/01/21, CAD	6,800	7,049
3.50%, 12/01/22, CAD	2,300	2,260
Spain Government Bond
3.00%, 04/30/15, EUR	4,900	6,858
4.00%, 07/30/15, EUR	39,400	56,060
3.75%, 10/31/15, EUR	83,700	119,706
3.15%, 01/31/16, EUR	36,500	52,106
3.25%, 04/30/16, EUR	400	575
3.30%, 07/30/16, EUR	2,500	3,617
4.25%, 10/31/16, EUR	9,200	13,643
2.10%, 04/30/17, EUR	1,300	1,846
5.50%, 07/30/17, EUR	1,000	1,562
4.50%, 01/31/18, EUR	9,600	14,774
		682,107
Treasury Inflation Index Securities - 8.1%
U.S. Treasury Inflation Indexed Note
0.13%, 09/24/18 - 07/15/22 (n)	48,197	48,483
1.25%, 07/15/20 (n) (o)	20,002	21,910
1.13%, 01/15/21 (n)	8,562	9,269
0.63%, 07/15/21 (n)	3,471	3,654
0.38%, 07/15/23 (n)	11,410	11,620
2.38%, 01/15/25 - 01/15/27 (n)	127,363	155,339
2.00%, 01/15/26 (n)	48,256	56,772
1.75%, 01/15/28 (n) (o)	80,119	92,087
3.63%, 04/15/28 (n)	293	411
2.50%, 01/15/29 (n)	10,821	13,629
3.88%, 04/15/29 (n)	1,442	2,105
		415,279
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 25.6%
Federal Home Loan Mortgage Corp. - 1.1%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	10,872	12,217
5.50%, 05/01/26 - 03/01/40	9,599	10,711
2.48%, 07/01/27 (i)	1	1
4.50%, 08/15/43 - 07/15/44, TBA (g)	16,000	17,292
6.00%, 07/15/44, TBA (g)	1,000	1,124
REMIC, 0.30%, 07/19/18	625	626
REMIC, 0.30%, 07/15/19 (i)	231	231
REMIC, 7.00%, 05/15/23	111	124
REMIC, 0.60%, 11/15/30 (i)	2	2
REMIC, 4.50%, 03/15/34	9,825	10,483
REMIC, 0.19%, 12/25/36 (i)	888	883
REMIC, 3.50%, 01/15/42	4,126	3,823
REMIC, 1.32%, 02/25/45 (i)	61	62
		57,579
Federal National Mortgage Association - 23.1%
Federal National Mortgage Association
4.50%, 02/01/15 - 09/01/43	131,897	142,358
4.00%, 07/01/15 - 10/01/40	68,540	73,262
6.00%, 05/01/16 - 05/01/41	86,579	97,557
5.50%, 06/01/16 - 09/01/41	268,000	299,957

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.00%, 04/01/21 - 06/01/29	36,523	38,056
3.89%, 07/01/21	2,800	3,029
3.33%, 11/01/21	96	101
3.50%, 12/01/21	3,977	4,218
3.16%, 05/01/22	12,972	13,590
2.59%, 07/01/22	5,412	5,400
2.79%, 07/01/22	4,646	4,708
2.31%, 08/01/22	4,000	3,918
5.00%, 05/01/23 - 06/01/41	25,009	27,845
2.87%, 09/01/27	2,800	2,647
6.50%, 07/01/29	—	1
3.00%, 07/15/29, TBA (g)	23,000	23,877
3.50%, 07/15/29, TBA (g)	139,000	147,238
4.00%, 07/15/29, TBA (g)	2,000	2,122
2.07%, 01/01/35 (i)	1,217	1,295
1.52%, 09/01/40 (i)	3	3
1.32%, 06/01/43 (i)	320	329
4.50%, 08/15/43, TBA (g)	50,000	53,993
5.50%, 08/15/43 - 07/15/44, TBA (g)	29,000	32,429
5.00%, 07/15/44, TBA (g)	144,000	159,840
6.00%, 07/15/44, TBA (g)	30,000	33,773
REMIC, 6.50%, 01/30/19	49	55
REMIC, 5.00%, 07/31/19	187	204
REMIC, 2.27%, 05/25/35 (i)	73	75
REMIC, 0.60%, 09/25/35 (i)	2,121	2,126
REMIC, 0.46%, 04/25/37 (i)	791	790
REMIC, 0.22%, 07/25/37 (i)	494	483
REMIC, 0.65%, 06/25/39 (i)	10,880	10,932
REMIC, 0.50%, 03/25/44 (i)	265	264
		1,186,475
Government National Mortgage Association - 1.1%
Government National Mortgage Association
1.63%, 05/20/26 - 02/20/32 (i)	122	125
2.00%, 04/20/30 (i)	5	5
5.00%, 02/15/38 - 07/15/41	48,147	52,908
		53,038
Small Business Administration Participation Certificates - 0.3%
Small Business Administration Participation Certificates
6.29%, 01/01/21	8	8
5.13%, 09/01/23	18	20
5.52%, 06/01/24	381	417
5.29%, 12/01/27	488	534
5.16%, 02/01/28	6,367	7,028
5.49%, 03/01/28	5,918	6,557
		14,564
Total Government and Agency Obligations (cost $2,825,653)		2,872,704

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Wells Fargo & Co., 7.50% (m) (v)	25	30,350
Total Preferred Stocks (cost $30,281)		30,350

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	740	20,202
Total Trust Preferreds (cost $18,500)		20,202

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (c) (f) (q) (u) (v)	128	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 27.7%
Certificates of Deposit - 0.3%
Banco Bilbao Vizcaya Argentaria, 1.08%, 05/16/16 (i)	$11,500	11,496
Credit Suisse, 0.46%, 03/17/15 (i)	3,300	3,299
Itau Unibanco, 1.38%, 10/31/14	2,700	2,690
		17,485
Federal Home Loan Bank - 14.4% (w)
Federal Home Loan Bank
0.05%, 07/09/14 - 08/04/14	12,000	12,000
0.11%, 07/30/14 - 08/06/14	140,900	140,894
0.12%, 08/01/14	60,700	60,698
0.06%, 08/13/14	6,700	6,699
0.08%, 08/27/14 - 11/05/14	439,885	439,826
0.09%, 08/29/14	17,400	17,399
0.10%, 09/17/14	3,700	3,700
0.07%, 09/26/14	57,700	57,694
		738,910
Federal Home Loan Mortgage Corp. - 6.6% (w)
Federal Home Loan Mortgage Corp.
0.06%, 09/12/14 - 10/17/14	26,200	26,197
0.09%, 09/15/14 - 10/06/14	31,400	31,397
0.07%, 10/16/14 - 11/21/14	41,800	41,792
0.08%, 01/13/15	57,100	57,075
0.11%, 03/17/15	181,500	181,369
		337,830
Federal National Mortgage Association - 5.5% (w)
Federal National Mortgage Association
0.06%, 07/28/14 - 10/06/14	80,500	80,492
0.05%, 09/08/14 - 09/22/14	54,400	54,396
0.07%, 09/15/14 - 10/14/14	104,500	104,486
0.09%, 09/24/14	43,915	43,911
		283,285
Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	47,719	47,719
Total Short Term Investments (cost $1,425,146)		1,425,229

Total Investments - 109.5% (cost $5,516,774)		5,620,127
Other Assets and Liabilities, Net - (9.5%)		(489,810)
Total Net Assets - 100.0%		$5,130,317

Portfolio Composition:	Percentage of Total Investments
Government Securities	27.8%
U.S. Government Agency MBS	23.3
Financials	12.9
Non-U.S. Government Agency ABS	6.1
Energy	1.5
Industrials	0.9
Consumer Discretionary	0.7
Telecommunication Services	0.6
Utilities	0.3
Materials	0.3
Health Care	0.1
Information Technology	0.1
Short Term Investments	25.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/PPM America Floating Rate Income Fund (t)

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 4.7%
CONSUMER DISCRETIONARY - 1.1%
American Axle & Manufacturing Inc., 5.13%, 02/15/19	$306	$321
BC Mountain LLC, 7.00%, 02/01/21 (r)	100	97
Beazer Homes USA Inc., 5.75%, 06/15/19 (r)	1,000	1,000
Churchill Downs Inc., 5.38%, 12/15/21 (r)	420	430
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	306	330
General Motors Co., 3.50%, 10/02/18 (r)	1,000	1,022
Gibson Brands Inc., 8.88%, 08/01/18 (r)	194	200
GLP Capital LP
4.38%, 11/01/18 (r)	277	286
4.88%, 11/01/20 (r)	311	320
5.38%, 11/01/23 (r)	243	252
Hillman Group Inc., 6.38%, 07/15/22 (r)	305	305
KB Home
4.75%, 05/15/19	1,000	1,007
7.50%, 09/15/22	234	260
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	646	654
Men’s Wearhouse Inc., 7.00%, 07/01/22 (r)	246	255
MGM Resorts International
6.75%, 10/01/20	804	897
6.63%, 12/15/21	577	642
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (r) (y)	1,244	1,356
Netflix Inc., 5.75%, 03/01/24 (r)	1,070	1,118
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	1,311	1,321
Numericable Group SA, 6.25%, 05/15/24 (r)	1,000	1,044
PC Nextco Holdings LLC, 8.75%, 08/15/19 (r) (y)	888	907
PVH Corp., 4.50%, 12/15/22	229	226
Regal Entertainment Group, 5.75%, 03/15/22	800	828
Rent-A-Center Inc., 4.75%, 05/01/21	416	393
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	138
RSI Home Products Inc., 6.88%, 03/01/18 (r)	556	592
Sally Holdings LLC, 5.50%, 11/01/23	494	509
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	778	820
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	428
Springs Industries Inc., 6.25%, 06/01/21	471	480
Tempur Sealy International Inc., 6.88%, 12/15/20	121	132
TRW Automotive Inc., 4.45%, 12/01/23 (r)	550	564
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,124
Wolverine World Wide Inc., 6.13%, 10/15/20	132	142
		20,400
CONSUMER STAPLES - 0.3%
B&G Foods Inc., 4.63%, 06/01/21	549	550
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	394	393
HJ Heinz Co., 4.25%, 10/15/20	1,506	1,515
JBS Investments GmbH, 7.25%, 04/03/24 (r)	2,490	2,577
Prestige Brands Inc., 5.38%, 12/15/21 (r)	135	138
Sun Merger Sub Inc., 5.25%, 08/01/18 (r)	306	320
TreeHouse Foods Inc., 4.88%, 03/15/22	405	418
		5,911
ENERGY - 1.0%
Arch Coal Inc., 8.00%, 01/15/19 (r)	591	585
Baytex Energy Corp., 5.13%, 06/01/21 (r)	589	593
Calumet Specialty Products Partners LP
6.50%, 04/15/21 (r)	1,630	1,663
7.63%, 01/15/22	788	847
Chesapeake Energy Corp., 3.48%, 04/15/19 (i)	1,383	1,399
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	1,344	1,277
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (r)	1,732	1,767
EnQuest Plc, 7.00%, 04/15/22 (r)	1,000	1,032
Hercules Offshore Inc., 7.50%, 10/01/21 (r)	308	306
Parker Drilling Co., 7.50%, 08/01/20	712	769
Penn Virginia Corp., 8.50%, 05/01/20	1,000	1,117
PVR Partners LP, 6.50%, 05/15/21	1,119	1,220
Regency Energy Partners LP, 5.88%, 03/01/22	1,000	1,086
Rosetta Resources Inc., 5.88%, 06/01/22	1,975	2,064
Seadrill Ltd., 6.13%, 09/15/17 (r)	750	789
Tesoro Corp., 5.13%, 04/01/24	842	851
		17,365
FINANCIALS - 0.3%
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (r)	1,333	1,343
Santander UK Plc, 5.00%, 11/07/23 (r)	768	829
SLM Corp., 5.50%, 01/15/19	1,000	1,063
Stena AB, 7.00%, 02/01/24 (r)	1,498	1,595
		4,830
HEALTH CARE - 0.5%
Capsugel SA, 7.00%, 05/15/19 (y) (r)	595	613
CHS/Community Health Systems Inc., 6.88%, 02/01/22 (r)	843	894
Community Health Systems Inc., 8.00%, 11/15/19	714	782
Forest Laboratories Inc., 5.00%, 12/15/21 (r)	1,238	1,357
Fresenius US Finance II Inc., 4.25%, 02/01/21 (r)	749	764
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (r)	274	284
HCA Inc., 3.75%, 03/15/19	623	628
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	698	722
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	1,029	1,144
Tenet Healthcare Corp., 6.00%, 10/01/20	570	618
Valeant Pharmaceuticals International Inc., 6.75%, 08/15/18 (r)	1,000	1,078
		8,884
INDUSTRIALS - 0.5%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	1,000	1,030
Aviation Capital Group Corp., 3.88%, 09/27/16 (r)	1,346	1,393
B/E Aerospace Inc., 5.25%, 04/01/22	212	231
Bombardier Inc.
6.00%, 10/15/22 (r)	1,009	1,034
6.13%, 01/15/23 (r)	585	602
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,703
Meritor Inc., 6.25%, 02/15/24	815	854
United Continental Holdings Inc., 6.00%, 07/15/26	1,677	1,635
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,097
		9,579
INFORMATION TECHNOLOGY - 0.4%
Boxer Parent Co. Inc., 9.00%, 10/15/19 (r) (y)	1,657	1,616
Entegris Inc., 6.00%, 04/01/22 (r)	1,273	1,311
First Data Corp., 7.38%, 06/15/19 (r)	483	519

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
NXP BV
5.75%, 02/15/21 (r)	212	223
5.75%, 03/15/23 (r)	242	254
Sanmina Corp., 4.38%, 06/01/19 (r)	1,354	1,352
ViaSat Inc., 6.88%, 06/15/20	1,008	1,086
		6,361
MATERIALS - 0.3%
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	1,222	1,277
Cemex SAB de CV, 4.98%, 10/15/18 (r)	1,000	1,075
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	1,050
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	1,088	1,102
		4,504
TELECOMMUNICATION SERVICES - 0.1%
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	1,519	1,534
Sprint Corp., 7.13%, 06/15/24 (r)	624	662
		2,196
UTILITIES - 0.2%
AES Corp.
3.23%, 06/01/19 (i)	2,098	2,114
7.38%, 07/01/21	1,000	1,170
Puget Energy Inc., 6.00%, 09/01/21	778	916
		4,200
Total Corporate Bonds and Notes (cost $80,663)		84,230

VARIABLE RATE SENIOR LOAN INTERESTS - 94.1% (i)
CONSUMER DISCRETIONARY - 29.1%
1-800 Contacts Inc. Term Loan, 4.25%, 01/26/21	1,493	1,492
24 Hour Fitness Worldwide Inc. Term Loan B, 4.75%, 05/18/21	3,000	3,015
Acosta Inc. Term Loan B, 4.25%, 10/30/19	6,805	6,832
Advantage Sales and Marketing Inc. 1st Lien New Term Loan
4.25%, 10/05/19	95	95
4.25%, 10/05/19	5,167	5,165
4.25%, 10/08/19	1,959	1,958
4.25%, 10/09/19	23	23
Affinion Group Replacement Term Loan, 6.75%, 10/10/16	1,930	1,937
AlliedBarton Security Services LLC Term Loan, 4.25%, 02/12/21	2,945	2,934
Allison Transmission Inc. Term Loan, 3.75%, 09/23/20	7,321	7,334
AMC Entertainment Inc Term Loan B, 3.50%, 05/03/21	3,095	3,094
American Tire Distributors Inc. Delayed Draw Term Loan, 0.00%, 01/16/20 (z)	143	144
American Tire Distributors Inc. Term Loan
5.75%, 01/24/20	2,993	3,011
0.00%, 01/25/20 (z)	607	611
Apex Tool Group LLC Term Loan B
0.00%, 01/30/21 (z)	825	814
4.50%, 01/31/21	2,963	2,925
Aramark Corp. Term Loan
3.25%, 10/07/20	5,985	5,940
3.25%, 02/21/21	1,953	1,938
Ascend Learning LLC 1st Lien Term Loan
6.00%, 03/27/20	1,995	2,016
0.00%, 09/23/20 (z)	200	202
Atlantic Broadband Finance LLC Term Loan, 3.25%, 12/15/20	1,169	1,165
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 07/29/17	1,400	1,402
6.50%, 07/29/17	715	716
Bally Technologies Inc. Term Loan B, 4.25%, 01/15/22	5,234	5,253
Bass Pro Group LLC Term Loan B, 3.75%, 12/16/20	5,254	5,256
Bombardier Recreational Products Inc. Term Loan B, 4.00%, 04/02/20	5,771	5,773
Borgata Term Loan B, 6.75%, 02/08/20	3,316	3,353
Boyd Gaming Corp. Term Loan B, 4.00%, 01/15/22	3,889	3,898
Burger King Corp. Term Loan B, 3.75%, 10/07/20	1,277	1,281
Caesars Entertainment Corp. Term Loan, 0.00%, 03/01/17 (z)	3,000	2,957
Caesars Entertainment Resort Properties LLC 1st Lien Term Loan, 7.00%, 10/11/20	4,478	4,502
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21	3,170	3,168
Camping World Inc. Term Loan B
5.75%, 02/12/21	2,924	2,944
5.75%, 02/12/21	38	39
Catalina Marketing Corp. 1st Lien Term Loan, 4.50%, 04/02/21	4,000	3,998
Catalina Marketing Corp. 2nd Lien Term Loan, 7.75%, 04/02/22	1,500	1,499
CBS Outdoor Americas Capital Term Loan, 3.00%, 01/16/21	2,400	2,390
Centerplate Inc. Term Loan, 4.75%, 12/02/20	1,496	1,499
Cequel Communications LLC Term Loan, 3.50%, 04/23/20	8,616	8,613
Charter Communications Operating LLC Term Loan E, 3.00%, 04/23/21	17,847	17,562
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	468	461
Chrysler Group LLC Term Loan B
3.50%, 05/24/17	4,919	4,933
3.25%, 03/18/20	2,500	2,491
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22	270	278
Citycenter Holdings LLC Term Loan B, 5.00%, 10/09/20	6,199	6,237
Clear Channel Communications Inc. Term Loan, 6.90%, 04/01/20	9,000	8,950
Coinmach Corp. Term Loan, 4.25%, 12/10/20	5,464	5,465
Cooper Standard Auto Term Loan, 4.00%, 03/27/21	3,500	3,494
Crossmark Holdings Inc. Term Loan, 4.50%, 12/25/20	2,467	2,460
CSC Holdings Inc. Term Loan, 2.65%, 04/23/21	2,677	2,645
Cumulus Media Inc. Term Loan, 4.25%, 12/23/20	3,763	3,773
David’s Bridal Inc. Initial Term Loan, 5.00%, 10/25/20	2,866	2,769
DineEquity Inc. Term Loan B-2, 2.75%, 09/06/19	415	417
Ellucian Term Loan, 4.00%, 02/01/20	995	994
Extended Stay America Term Loan, 0.00%, 06/14/20 (z)	3,000	3,024
Formula One Holdings Term Loan B-2, 4.50%, 05/30/20	7,387	7,397
Four Seasons Hotels Limited 2nd Lien Term Loan, 6.25%, 12/23/20	1,968	1,997
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/30/21	2,309	2,304

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Freedom Group Inc. Term Loan
5.50%, 05/20/20	2,449	2,466
5.50%, 05/22/20	499	502
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	405	405
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	1,585	1,582
Getty Images Inc. Initial Term Loan, 4.75%, 10/09/20	1,921	1,855
GNC Corp. Term Loan, 3.25%, 04/23/20	3,907	3,867
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 08/17/19	7,694	7,696
Gray Television Inc. Term Loan, 0.00%, 06/13/21 (z)	2,750	2,761
Gymboree Corp. 1st Lien Term Loan
5.00%, 10/17/19	14	12
5.00%, 10/25/19	2,064	1,765
Harrah’s Operating Company Inc. Term Loan B-7
9.75%, 03/01/17	621	613
9.75%, 03/01/17	129	127
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 11/07/22	3,249	3,242
Hilton Worldwide Inc. Term Loan B, 3.50%, 06/24/22	8,021	8,005
Hudson’s Bay Co. Initial Term Loan
4.75%, 10/07/20	510	516
4.75%, 10/07/20	2,210	2,237
4.75%, 10/07/20	340	344
4.75%, 10/07/20	85	86
IMG Worldwide Holdings Inc. 1st Lien Term Loan
5.25%, 03/19/21	335	337
5.25%, 03/19/21	3,665	3,687
Information Resources Inc. Term Loan, 4.75%, 09/26/20	1,484	1,493
Information Resources Inc. Term Loan B
4.75%, 07/20/26	1,168	1,176
4.75%, 12/17/27	291	292
4.75%, 07/20/44	694	699
J. Crew Group Inc. New Term Loan B, 4.00%, 03/05/21	1,741	1,716
J. Crew Group, Inc. New Term Loan B
4.00%, 03/05/21	1,330	1,312
4.00%, 03/05/21	1,565	1,543
4.00%, 03/05/21	1,749	1,724
5.25%, 03/05/21	435	429
Kasima LLC Term Loan, 3.25%, 05/23/21	4,000	3,982
Landry’s Inc. Term Loan B, 4.00%, 12/11/19	2,809	2,815
Leslie’s Poolmart Inc. Term Loan B, 4.25%, 11/05/20	1,985	1,985
Liberty Global Term Loan
0.00%, 12/24/21 (z)	1,750	1,751
0.00%, 06/23/23 (z)	550	551
LIN Television Corp. New Term Loan, 4.00%, 03/23/20	592	592
LIN Television Corp. Term Loan B, 4.00%, 03/22/20	140	140
Live Nation Entertainment Inc. Term Loan B-1, 3.50%, 12/31/21	2,928	2,920
Media General Inc. Term Loan B, 4.25%, 09/23/21	4,638	4,656
Mediacom Broadband Term Loan F, 2.63%, 11/17/19	2,494	2,466
Men’s Wearhouse Inc. Term Loan B
0.00%, 04/15/21 (z)	3,000	3,014
4.50%, 04/15/21	2,000	2,009
Merlin Entertainments Group Term Loan, 3.40%, 08/14/20	2,684	2,679
MGM Resorts International Term Loan B, 3.50%, 12/23/20	8,195	8,167
Michaels Stores Inc. Term Loan
3.75%, 01/26/21	6,362	6,339
3.75%, 01/26/21	781	779
3.75%, 01/27/21	781	779
Michaels Stores Inc. Term Loan B-2, 0.00%, 01/27/21 (z)	1,500	1,499
Mission Broadcasting Inc. Term Loan B-2, 3.75%, 03/21/23	919	919
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/27/20	6,089	6,183
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	10,955	10,926
Nexstar Broadcasting Inc. Term Loan B-2, 3.75%, 06/20/23	1,043	1,042
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/16/21	5,362	5,393
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/17/21	4,638	4,665
OneStopPlus Group Term Loan, 4.50%, 03/17/21	3,000	2,981
Orbitz Worldwide Inc. Term Loan C, 4.50%, 04/15/21	1,731	1,738
OSI Restaurant Partners LLC Replacement Term Loan, 3.50%, 11/05/20	1,216	1,215
Party City Holdings Inc. Term Loan
4.00%, 09/08/20	2,359	2,343
4.00%, 09/15/20	2,295	2,280
4.00%, 09/17/20	2,049	2,036
4.00%, 09/20/20	289	287
4.00%, 09/22/20	257	255
Peninsula Gaming LLC Term Loan B, 4.25%, 10/03/19	3,325	3,330
PETCO Animal Supplies Inc. New Term Loan, 4.00%, 10/05/19	3,709	3,716
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 09/24/20	2,505	2,512
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 12/24/21	3,273	3,278
Polymer Group Inc. Additional Term Loan, 5.25%, 12/20/20	2,895	2,923
Quebecor Media Inc. Term Loan B-1, 3.25%, 07/26/21	3,970	3,912
Sabre Inc. Term Loan B
0.00%, 04/16/20 (z)	700	701
4.25%, 04/19/20	2,429	2,434
Sabre Inc. Term Loan B-2, 4.50%, 04/19/20	2,978	2,985
Savers Inc. New Term Loan, 5.00%, 08/19/20	2,091	2,084
Scientific Games Corp. Term Loan
4.25%, 06/13/21	5,479	5,417
4.25%, 06/13/21	853	843
4.25%, 06/15/21	5,381	5,320
4.25%, 06/18/21	131	129
4.25%, 06/18/21	98	97
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/12/21	9,611	9,467
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/08/21	825	823
ServiceMaster Co LLC Term Loan, 0.00%, 06/27/21 (z)	12,000	11,978
ServiceMaster Co. Term Loan, 4.40%, 01/31/17	7,894	7,889
ServiceMaster Co. Term Loan C, 4.25%, 01/31/17	3,960	3,956
Sinclair Television Group Inc. Term Loan B
3.00%, 03/31/21	2,442	2,411
3.00%, 04/10/21	2,150	2,122

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.00%, 04/10/21	1,350	1,333
SOURCECORP Inc. Term Loan, 5.25%, 12/13/19	990	995
SRAM LLC Term Loan
4.00%, 03/31/21	881	872
4.00%, 03/31/21	147	146
4.00%, 04/02/21	2,748	2,721
Station GVR Acquisition LLC Term Loan B, 4.25%, 03/03/21	4,827	4,840
Tempur-Pedic International Inc. Term Loan B, 3.50%, 01/10/21	3,561	3,551
TI Group Automotive Systems LLC Term Loan B, 5.50%, 04/25/20	2,962	2,962
Tower Automotive Holdings USA LLC Term Loan, 4.00%, 04/15/21	988	984
Toys R Us Inc. Term Loan, 6.00%, 09/01/16	1,897	1,702
Tribune Company Initial Term Loan, 4.00%, 11/26/20	12,935	12,955
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/05/21 (z)	3,738	3,735
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/12/21	14,264	14,245
Univision Communications Inc. Term Loan, 0.00%, 03/14/21 (z)	5	5
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21	3,883	3,853
USI Inc. Term Loan, 4.25%, 12/27/20	3,903	3,906
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20	3,245	3,243
Visant Holding Corp. Term Loan B, 5.25%, 12/22/16	4,724	4,702
Vogue International LLC Term Loan, 5.25%, 02/07/21	2,993	3,002
Waddington North America Inc. Term Loan
8.50%, 11/24/20	1,000	1,005
4.50%, 05/23/21	1,874	1,874
4.50%, 05/29/21	1,051	1,051
4.50%, 06/10/21	115	115
4.50%, 06/12/21	351	351
WaveDivision Holdings LLC Term Loan, 4.00%, 09/23/20	2,561	2,559
Weather Channel Term Loan, 3.50%, 02/11/17	2,884	2,856
Weather Co. Term Loan
7.00%, 12/21/20	2,016	1,996
7.00%, 12/21/20	984	974
Weight Watchers International Inc. Initial Term Loan B-2, 4.00%, 03/30/21	6,917	5,477
WideOpenWest Finance LLC Term Loan B, 4.75%, 05/15/20	5,477	5,490
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 06/30/21	2,978	2,927
Ziggo BV Term Loan B-1
0.00%,01/15/22 (z)	368	363
3.25%, 01/15/22	2,091	2,065
3.25%, 01/15/22	4,197	4,146
Ziggo BV Term Loan B-2
0.00%, 01/15/22 (z)	345	340
3.25%, 01/15/22	3,945	3,896
Ziggo BV Term Loan B-3, 0.00%, 01/15/22 (z)	7,054	6,968
		523,244
CONSUMER STAPLES - 5.8%
Albertson’s LLC Delayed Draw Term Loan, 4.75%, 04/24/20	3,000	3,013
Albertson’s LLC Term Loan B-2, 4.75%, 06/03/20	3,320	3,334
ARAMARK Corp. Extended Term Loan, 3.65%, 07/26/16	123	123
ARAMARK Corp. Term Loan, 3.65%, 07/26/16	72	72
Arysta LifeScience SPC LLC 1st Lien Term Loan, 4.50%, 05/18/21	7,829	7,839
Arysta LifeScience SPC LLC 2nd Lien Term Loan, 8.25%, 11/20/20	500	508
Big Heart Pet Brands Term Loan, 3.50%, 09/23/21	4,722	4,679
BJ’s Wholesale Club Inc. Term Loan B, 4.50%, 11/25/20	7,470	7,474
CTI Foods Holding Co. LLC 1st Lien Term Loan, 4.50%, 06/24/21	2,978	2,979
Del Monte 1st Lien Term Loan
4.25%, 01/26/21	23	23
4.25%, 01/26/21	1,972	1,960
Del Monte 2nd Lien Term Loan, 8.25%, 07/26/21	500	490
Dole Food Co. Inc. New Term Loan B
4.50%, 02/19/20	502	502
4.50%, 02/19/20	207	207
4.50%, 02/20/20	502	502
4.50%, 02/20/20	502	502
4.50%, 02/20/20	502	502
4.50%, 02/21/20	502	502
4.50%, 02/21/20	502	502
4.50%, 03/01/20	502	502
DS Waters Enterprises Inc. Term Loan, 5.25%, 01/15/22	995	1,005
Dunkin Brands Inc. Term Loan B-4
3.25%, 02/07/21	2,872	2,843
3.25%, 02/07/21	5,454	5,399
Hearthside Group Holdings LLC 1st Lien Term Loan, 4.50%, 04/23/21	1,900	1,910
HJ Heinz Co. Term Loan B-2, 3.50%, 03/31/21	11,863	11,946
Hostess Brands Inc. Term Loan
6.75%, 03/18/21	3,211	3,328
6.75%, 03/18/21	280	290
JBS USA LLC Incremental Term Loan, 3.75%, 02/03/22	2,985	2,971
New Albertson’s Inc. Term Loan, 0.00%, 06/25/21 (z)	250	251
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/10/21	1,955	1,944
Pinnacle Foods Finance LLC Term Loan H, 3.25%, 05/03/21	1,985	1,973
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 03/15/20	2,911	2,913
Reynolds Group Holdings Inc.Term Loan
4.00%, 03/11/20	1,789	1,791
4.00%, 03/11/20	3,415	3,417
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/21/21	5,000	5,055
Rite Aid Corp. Term Loan, 3.50%, 02/26/21	1,980	1,977
Sprectrum Brands Inc. Term Loan, 3.50%, 09/23/20	3,901	3,899
Sun Products Corp. Term Loan B, 5.50%, 03/21/21	2,933	2,873
SUPERVALU Inc. New Term Loan, 4.50%, 04/25/20	4,410	4,404
U.S. Foodservice Inc. Term Loan, 4.50%, 05/12/20	6,930	6,937
		103,341
ENERGY - 5.0%
Alpha Natural Resources Inc. Term Loan B, 3.50%, 05/22/21	2,963	2,860
Arch Western Finance LLC Term Loan, 6.25%, 12/31/19	6,949	6,824

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Bayonne Energy Center LLC Term Loan B, 0.00%, 07/02/21 (z)	700	705
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21	2,800	2,753
Chief Exploration & Development LLC 2nd Lien Term Loan, 8.75%, 05/12/21	700	714
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	7,197	7,309
Energy Future Intermediate Holding Company LLC Term Loan, 0.00%, 06/10/16 (z)	3,500	3,521
Energy Transfer Equity LP 1st Lien Term Loan, 3.25%, 12/11/20	3,000	2,968
EP Energy LLC Incremental Term Loan, 4.50%, 05/25/20	1,481	1,490
EquiPower Resources Holdings LLC 1st Lien Term Loan, 4.25%, 03/08/20	2,098	2,110
Equipower Resources Term Loan, 4.25%, 12/31/20	2,972	2,989
Fieldwood Energy LLC 1st Lien Term Loan
0.00%, 02/13/20 (z)	—	—
3.88%, 02/14/20	2,062	2,068
3.88%, 02/14/20	103	104
3.88%, 02/14/20	615	617
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 11/06/23	3,100	3,195
Floatel International Ltd. Term Loan, 0.00%, 05/14/21 (z)	3,000	3,017
Husky Intermediate Inc. Incremental Term Loan, 4.25%, 06/07/20	3,000	3,006
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21	2,300	2,315
Linden Term Loan B, 3.75%, 12/01/20	1,745	1,748
MRC Global Inc. New Term Loan, 5.00%, 12/02/20	2,978	2,992
Oxbow Carbon LLC 2nd Lien Term Loan, 8.00%, 01/16/21	1,000	1,021
Oxbow Carbon LLC Term Loan B, 4.25%, 08/21/20	2,850	2,851
Pacific Drilling SA Term Loan, 4.50%, 01/23/20	3,960	3,971
Peabody Energy Corp. Term Loan, 4.25%, 01/15/22	4,963	4,999
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 07/08/20	4,000	3,903
Samson Investment Co. Term Loan 1
5.00%, 02/12/20	2,650	2,645
0.00%, 03/01/20 (z)	1,700	1,697
Seadrill Ltd. Term Loan B
0.00%, 02/12/21 (z)	1,000	993
4.00%, 02/12/21	8,789	8,728
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21	700	703
Sheridan Production Partners I-A LP Term Loan B-2, 4.25%, 10/16/20	428	429
Sheridan Production Partners I-M LP Term Loan B-2, 4.25%, 10/17/20	262	262
Vantage Delware Holdings LLC Term Loan, 5.75%, 04/25/20	1,980	1,967
Western Refining Inc. Term Loan B, 4.25%, 11/25/20	2,985	2,996
		90,470
FINANCIALS - 5.9%
AmWINS Group Inc. Term Loan
5.00%, 09/30/20	1,458	1,460
5.00%, 09/30/20	3,085	3,087
Asurion LLC 2nd Lien Term Loan, 8.50%, 02/26/21	2,000	2,073
Asurion LLC Incremental Term Loan, 4.25%, 06/21/21	4,677	4,671
Asurion LLC Term Loan
5.00%, 06/07/20	7,423	7,464
5.00%, 06/14/20	1,000	1,006
BATS Global Markets Inc. Term Loan B, 5.00%, 01/15/21	494	488
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/22/21	1,000	1,020
Capital Automotive LP Term Loan B, 4.00%, 05/14/20	6,314	6,327
CPA Global Ltd. 1st Lien Term Loan, 4.50%, 11/21/20	1,995	2,008
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21	1,070	1,069
Cunningham Lindsey U.S. Inc. Term Loan, 5.00%, 11/05/20	2,464	2,450
Delos Finance SARL Term Loan, 3.50%, 02/26/21	3,000	2,996
Duff & Phelps Corp. 1st Lien Term Loan, 4.50%, 03/26/21	2,975	2,983
Everest Acquisition LLC Term Loan B-3, 3.50%, 01/15/20	333	332
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/02/21	3,085	3,089
Harbourvest Partners LP Extended Term Loan, 3.25%, 02/04/21	1,425	1,411
HUB International Ltd. Term Loan B, 4.25%, 01/15/22	5,980	5,984
iPayment Inc. Term Loan B, 6.75%, 05/08/17	680	670
LPL Holdings Inc. Incremental Term Loan B, 3.25%, 04/25/20	3,930	3,916
National Financial Partners Corp. Term Loan B, 5.25%, 06/25/21	3,467	3,483
Nuveen Investments Inc. 1st Lien Term Loan B, 4.15%, 05/07/17	9,000	9,011
Nuveen Investments Inc. 2nd Lien Term Loan, 6.50%, 04/15/20	4,500	4,538
Realogy Corp. Extended Term Loan, 4.40%, 10/10/16	51	51
Realogy Corp. Term Loan, 3.75%, 03/17/21	10,024	10,020
RP Crown Parent LLC New Term Loan, 6.00%, 03/08/20	3,719	3,718
SAM Finance Lux S.A.R.L. Term Loan, 4.25%, 12/10/20	2,985	2,994
Sheridan Investment Partners I LLC Term Loan B-2, 4.25%, 10/11/20	3,232	3,238
Sheridan Production Partners II LP Term Loan, 4.25%, 12/16/20	1,671	1,671
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/16/20	232	232
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/16/20	87	87
Stena AB Term Loan
4.00%, 02/24/21	2,488	2,481
4.00%, 02/24/21	2,500	2,494
TCW Group Inc. Term Loan, 3.00%, 02/04/21	1,281	1,269
Toys R Us Property Co. I LLC Term Loan, 6.00%, 09/26/20	1,301	1,249
Vantiv LLC Term Loan B, 3.75%, 06/13/21	500	503
Walter Investment Management Corp. Term Loan
4.75%, 12/19/20	1,500	1,482
4.75%, 12/19/20	2,985	2,949
		105,974

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HEALTH CARE - 11.1%
Accellent Inc. 1st Lien Term Loan, 4.50%, 02/21/21	4,000	3,983
Akorn Inc. Incremental Term Loan, 0.00%, 04/16/21 (z)	2,000	2,002
Akorn Inc. Term Loan B, 4.50%, 11/13/20	4,000	4,005
Alere Inc. Term Loan B, 4.25%, 06/30/17	1,950	1,954
Alliance Healthcare Services Inc. Term Loan
4.25%, 06/14/20	572	571
4.25%, 06/14/20	143	143
4.25%, 06/15/20	506	505
4.25%, 06/17/20	500	500
4.25%, 06/20/20	429	428
4.25%, 06/20/20	465	464
Alliance HealthCare Services Inc. Term Loan, 4.25%, 06/20/20	357	357
Ardent Medical Services Inc. Term Loan, 6.75%, 12/20/19	2,382	2,390
ATI Holdings Inc. 1st Lien Term Loan
5.00%, 12/20/20	495	499
5.00%, 01/31/21	986	995
Aveta Inc. Term Loan
9.75%, 09/06/19	798	802
9.75%, 09/21/19	580	583
Biomet Inc. Incremental Term Loan
3.65%, 08/01/19	2,944	2,947
3.65%, 08/01/19	2,903	2,905
3.65%, 08/08/19	91	91
3.73%, 08/08/19	1,525	1,526
BPA Laboratories Inc. Term Loan
2.73%, 07/27/19	1,028	941
2.73%, 07/27/19	894	736
Capsugel Holdings US Inc. Incremental Term Loan, 3.50%, 02/01/20	4,692	4,681
CareCore National LLC Term Loan, 5.50%, 02/12/21	2,993	3,017
Catalent Pharma Solutions Inc. Term Loan, 4.50%, 05/08/21	6,000	6,030
Community Health Systems Inc. Term Loan D
4.25%, 01/27/21	6,131	6,164
4.25%, 01/27/21	148	149
Convatec Inc. Dollar Term Loan, 4.00%, 12/22/16	2,728	2,727
DaVita HealthCare Partners Inc. Term Loan B, 0.00%, 06/20/21 (z)	5,930	5,954
Emdeon Business Services LLC Term Loan
3.75%, 02/28/20	132	132
3.75%, 03/01/20	215	215
3.75%, 03/01/20	1,494	1,496
3.75%, 03/01/20	894	896
3.75%, 03/01/20	4,101	4,108
Emergency Medical Services Corp. Term Loan
4.00%, 12/20/19	2,683	2,688
4.00%, 12/20/19	1,293	1,295
4.00%, 12/21/19	285	285
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20	1,353	1,349
Envision Acquisition Co. 2nd Lien Term Loan, 9.75%, 09/23/21	276	279
Envision Acquisition Co. Term Loan, 5.75%, 06/10/22	2,481	2,500
Gentiva Health Services Inc. Term Loan B, 6.50%, 11/04/20	3,491	3,485
Grifols Worldwide Operations USA Inc. Term Loan, 3.15%, 03/05/21	3,990	3,983
HCA Inc. Term Loan B-4, 2.98%, 12/19/19	5,454	5,460
IASIS Healthcare LLC Term Loan B, 4.50%, 02/24/21	3,903	3,916
Ikaria Inc. 1st Lien Term Loan, 5.00%, 02/03/21	2,000	2,011
Ikaria Inc. 2nd Lien Term Loan, 8.75%, 02/03/22	1,000	1,017
IMS Health Inc. New Term Loan B
3.50%, 03/17/21	3,125	3,106
3.50%, 03/17/21	961	955
3.75%, 03/17/21	3,635	3,612
Kindred Healthcare Inc. New Term Loan B, 4.25%, 04/09/21	2,978	2,979
Kinetic Concepts Inc. Term Loan E, 4.00%, 12/20/19	6,690	6,690
Mallinckrodt International Finance S.A. Term Loan B, 3.50%, 03/14/21	2,494	2,494
Millenium Laboratories LLC Term Loan B, 5.25%, 04/17/21	7,000	7,064
Multiplan Inc. Term Loan, 4.00%, 03/21/21	12,700	12,658
National Mentor Holdings Inc. Term Loan, 4.75%, 01/31/21	1,995	2,005
NBTY Inc. Term Loan
3.50%, 08/23/19	1,654	1,654
3.50%, 09/05/19	197	197
3.50%, 09/06/19	132	132
One Call Medical Inc. 1st Lien Term Loan, 5.00%, 11/20/20	2,985	2,990
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/25/20	5,453	5,456
Onex Carestream Finance LP Term Loan, 9.50%, 12/16/20	1,945	1,984
Ortho-Clinical Diagnostics Inc. 1st Lien Term Loan
0.00%, 06/30/21 (z)	500	504
4.75%, 06/30/21	1,197	1,206
4.75%, 06/30/21	1,803	1,817
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 10/07/20	9,123	9,105
Patheon Inc. Term Loan, 4.25%, 01/27/21	3,000	2,974
Quintiles Transnational Corp. Term Loan B-3, 3.75%, 02/03/20	6,180	6,173
Radnet Management Inc. Add-On Term Loan, 4.25%, 02/08/20	3,557	3,580
Select Medical Corp. Term Loan E
3.75%, 01/16/20	936	935
4.93%, 01/19/20	—	—
Sheridan Healthcare Inc. Term Loan
4.50%, 01/25/20	260	260
8.25%, 12/31/21	2,000	2,042
Sheridan Holdings Inc. Incremental Term Loan, 4.50%, 01/25/20	2,776	2,774
Surgical Care Affiliates LLC Extended Term Loan, 4.23%, 06/30/16	960	955
Surgical Care Affiliates LLC Term Loan C, 4.25%, 01/28/20	1,980	1,972
Team Health Inc. Term Loan B, 3.75%, 06/29/18	1,455	1,448
U.S. Renal Care Inc. Term Loan B-2, 4.25%, 08/15/20	4,214	4,226
United Surgical Partners International Inc. 1st Lien Term Loan, 4.75%, 04/29/20	2,272	2,284
United Surgical Partners International Inc. New Term Loan B, 4.75%, 04/30/20	666	669
Valeant Pharmaceuticals International Inc. Term Loan
3.75%, 04/10/20	5,437	5,437
3.75%, 12/16/20	983	981

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 06/30/21	3,218	3,215
		199,697
INDUSTRIALS - 12.4%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 11/04/20	5,920	5,888
Affinia Group Inc. Term Loan B-2, 4.75%, 04/02/21	439	443
AlixPartners LLP Term Loan B-2, 4.00%, 07/02/21	3,138	3,131
Allflex Holdings Inc. Term Loan, 4.25%, 06/18/21	2,978	2,978
Alliance Laundry Systems LLC Term Loan B, 4.25%, 03/05/20	1,000	1,005
Alliance Laundry Systems Term Loan B
4.25%, 03/05/20	850	854
4.25%, 04/09/20	2,410	2,421
American Airlines Inc. Term Loan B, 3.75%, 10/07/20	4,950	4,955
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/09/21	2,978	2,967
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 01/31/21	2,466	2,484
Ameriforge Group Inc. 2nd Lien Term Loan, 8.75%, 12/19/20	500	510
Audio Visual Services Group Inc. 1st Lien Term Loan, 4.50%, 01/22/21	998	999
Avis Budget Car Rental LLC Term Loan B, 3.00%, 07/01/20	3,461	3,451
BakerCorp Replacement Term Loan, 4.25%, 02/24/21	2,963	2,916
Brand Energy & Infrastructure Services Inc. Term, 4.75%, 11/21/20	1,990	1,998
Brickman Group Holdings Inc. Term Loan
0.00%, 12/15/20 (z)	2,500	2,474
4.00%, 12/15/20	5,972	5,910
CAMP Systems International Inc. 1st Lien Term Loan, 4.75%, 06/14/20	1,492	1,497
Capital Safety Group Term Loan, 4.00%, 03/26/21	4,200	4,172
Capsugel Holdings US Inc. Term Loan, 3.50%, 02/01/20	1,386	1,383
Ceridian Corp. Extended Term Loan, 4.40%, 05/09/17	3,875	3,879
Custom Sensors & Technologies 1st Lien Term Loan, 0.00%, 06/18/21 (z)	500	503
Delta Airlines Inc. Term Loan B-1, 3.50%, 02/19/20	4,482	4,475
Dematic SA Term Loan, 4.25%, 12/31/20	2,197	2,194
Ducommun Inc. Term Loan B, 4.75%, 06/24/17	929	933
DuPont Performance Coatings Inc. Term Loan, 4.00%, 02/03/21	9,910	9,904
Emerald Expositions Holdings Inc. Term Loan, 5.50%, 06/19/21	2,856	2,873
Ennis-Flint Term Loan, 4.25%, 03/31/21	2,993	2,989
Evertec Group LLC Term Loan B, 3.50%, 04/30/21	2,970	2,922
Filtration Group Corp. 1st Lien Term Loan, 4.50%, 11/14/20	2,985	3,004
Filtration Group Corp. 2nd Lien Term Loan, 8.25%, 11/14/21	1,000	1,021
FleetPride Inc. 1st Lien Term Loan, 5.25%, 12/15/20	1,921	1,911
Gardner Denver Inc. Dollar Term Loan, 4.25%, 11/14/21	8,920	8,913
Gates Global LLC US Term Loan, 0.00%, 06/12/21 (z)	8,500	8,469
Generac Power Systems Inc. New Term Loan, 3.25%, 05/08/21	8,018	7,954
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/19/20	9,660	9,628
Harbor Freight Tools USA Inc. New Term Loan, 4.75%, 08/23/20	985	992
Hertz Corp. New Term Loan, 3.00%, 11/05/19	2,328	2,309
Husky Injection Molding Systems Ltd. 1st Lien Term Loan, 0.00%, 06/25/21 (z)	3,500	3,513
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	5,700	5,746
International Lease Finance Co. New Term Loan, 3.50%, 06/30/17	3,167	3,161
Landmark Aviation 1st Lien Term Loan, 4.75%, 11/15/20	1,864	1,864
Landmark Aviation Term Loan
0.00%,11/13/20 (z)	700	700
4.75%, 11/20/20	126	126
Lineage Logistics Holdings LLC 1st Lien Term Loan, 4.50%, 04/14/21	3,990	3,963
Nortek Inc. Term Loan B, 3.75%, 10/16/20	1,000	1,001
Otter Products LLC Term Loan, 5.75%, 05/22/21	3,000	2,972
Ply Gem Industries Inc. Term Loan, 4.00%, 01/30/21	998	990
Protection One Inc. Replacement Term Loan, 4.25%, 04/24/20	481	481
Protection One Inc. Term Loan, 4.25%, 04/23/20	3,198	3,198
RBS Global Inc. and Rexnord Corp. Term Loan B
4.00%, 01/15/22	2,000	1,997
4.00%, 01/15/22	11,454	11,437
Schaeffler AG Term Loan E, 3.75%, 05/08/21	1,340	1,345
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 3.75%, 02/11/21	5,985	5,888
Sensus Metering Systems Inc. 1st Lien Term Loan
4.75%, 05/09/17	1,706	1,711
5.75%, 05/09/17	—	—
Sequa Corp. Term Loan, 5.25%, 06/19/17	4,250	4,208
Southwire LLC Term Loan, 3.25%, 02/11/21	2,960	2,954
Swift Transportation Co. LLC Term Loan B, 3.75%, 06/09/21	1,750	1,750
TNT Crane & Rigging, Inc. 1st Lien Term Loan, 5.50%, 11/27/20	2,985	3,011
TransDigm Inc. Term Loan C, 3.75%, 03/05/21	9,064	9,030
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	500	498
TriNet HR Corp. Term Loan B-2, 5.00%, 01/03/22	2,978	2,970
U.S. Airways Inc. Term Loan B-1, 3.50%, 06/07/20	4,950	4,944
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,930	1,932
Unifrax I LLC New Term Loan, 3.48%, 03/01/20	982	982
United Air Lines Inc. Term Loan, 3.50%, 05/12/20	3,960	3,946
Utex Industries Inc. 1st Lien Term Loan, 5.00%, 05/22/21	2,000	2,023
Wencor Group Term Loan
4.50%, 06/19/21	2,750	2,760
7.75%, 06/24/22	950	957
WireCo WorldGroup Inc. Term Loan, 6.00%, 02/15/17	1,071	1,076
WTG Holdings III Corp. 1st Lien Term Loan, 4.75%, 01/10/21	995	996
WTG Holdings III Corp. 2nd Lien Term Loan, 8.50%, 01/10/22	500	502
		221,941

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
INFORMATION TECHNOLOGY - 10.6%
Activision Blizzard Inc. Term Loan B, 3.25%, 01/15/22	1,695	1,698
Aeroflex Inc. New Term Loan B, 4.50%, 12/02/20	2,538	2,542
Alcatel-Lucent USA Inc. 1st Lien Term Loan, 4.50%, 04/23/20	2,955	2,955
Ancestry.com Inc. Term Loan B, 4.50%, 11/14/19	4,118	4,117
Applied Systems Inc. 1st Lien Term Loan, 4.25%, 01/15/21	995	997
Applied Systems Inc. 2nd Lien Term Loan, 7.50%, 01/15/22	1,000	1,018
Arris Group Inc. Term Loan, 3.50%, 02/11/21	3,296	3,283
Attachmate Corp. 1st Lien Term Loan, 7.25%, 09/28/19	3,622	3,648
Avago Technologies Term Loan, 3.75%, 04/16/21	5,000	5,014
Avast Software Term Loan, 5.00%, 03/19/21	1,975	1,975
Avaya Inc. Term Loan B-6, 6.50%, 11/15/19	4,960	4,960
BMC Software Finance Inc. Term Loan, 5.00%, 01/10/22	11,244	11,218
CCC Information Services Inc. New Term Loan, 4.00%, 12/21/20	993	988
CCC Information Services Inc. Term Loan
4.00%, 12/21/20	921	917
4.00%, 12/23/20	34	34
CDW LLC Incremental Term Loan, 3.25%, 04/16/21	1,000	989
CDW LLC Term Loan, 3.25%, 04/15/21	10,910	10,787
CommScope Inc. Term Loan, 3.25%, 10/18/19	1,305	1,305
Compucom Systems Inc. Term Loan B, 4.25%, 05/07/21	2,867	2,836
Dell Inc. Term Loan B, 4.50%, 01/29/24	11,945	11,999
Electronic Funds Source LLC Term Loan, 0.00%, 05/29/21 (z)	1,500	1,513
Epicor Software Corp. Term Loan, 4.00%, 12/31/19	2,393	2,395
First Data Corp. Extended Term Loan, 4.15%, 03/24/21	4,129	4,134
First Data Corp. New Term Loan B, 4.15%, 02/11/20	1,000	1,001
First Data Corp. Term Loan, 4.15%, 11/13/19	12,697	12,712
Freescale Semiconductor Inc. Extended Term Loan B, 4.25%, 02/11/21	6,925	6,919
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	2,978	2,988
Genpact International Inc. Term Loan
3.50%, 09/24/20	913	916
3.50%, 09/24/20	1,556	1,562
Go Daddy Operating Co. LLC Term Loan, 4.75%, 05/05/21	5,000	4,970
Infor Inc. Term Loan, 3.75%, 05/22/21	491	487
iPayment Inc. Term Loan B, 6.75%, 05/08/17	15	15
IPC Information Systems Term Loan, 6.00%, 11/05/20	2,000	2,004
Kronos Inc. 1st Lien Term Loan, 4.50%, 11/14/20	2,580	2,599
Kronos Inc. Extended Term Loan, 4.50%, 11/20/20	1,645	1,656
Kronos Worldwide Inc. Term Loan B, 4.75%, 02/11/21	998	1,007
Lightower Fiber Networks 1st Lien Term Loan B, 4.00%, 03/27/21	1,895	1,889
Microsemi Corp. Incremental Term Loan
3.50%, 02/21/21	528	527
5.00%, 02/21/21	3	3
Microsemi Corp. Term Loan, 3.25%, 02/21/21	2,969	2,955
Misys Plc Term Loan, 5.00%, 03/01/20	2,609	2,626
Mitel US Holdings Inc. Term Loan B, 5.25%, 01/26/21	462	466
MoneyGram International Inc. Term Loan, 4.25%, 03/24/21	4,449	4,385
NXP Funding LLC Term Loan D, 3.75%, 01/15/21	3,980	3,953
Presidio Inc. Term Loan, 5.00%, 03/17/17	1,575	1,581
Rovi Corp. Term Loan
3.50%, 04/26/20	1,622	1,616
0.00%, 07/02/21 (z)	2,500	2,502
Skillsoft Corp. 1st Lien Term Loan, 4.50%, 04/22/21	4,000	3,997
Skillsoft Corp. 2nd Lien Term Loan, 7.75%, 04/22/22	1,000	992
Sophos Ltd. Term Loan, 5.00%, 01/16/21	998	1,001
Sungard Availability Services Term Loan B, 6.00%, 04/25/20	3,990	3,963
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/17/21	3,459	3,465
SurveyMonkey.com LLC Term Loan, 5.50%, 04/15/20	2,906	2,928
Syniverse Holdings Inc. Term Loan B, 4.00%, 05/23/20	1,939	1,937
Transaction Network Services Inc. Initial Term Loan
5.00%, 02/12/21	8	8
5.00%, 02/12/21	4,766	4,784
Transfirst Holdings Inc. 1st Lien Term Loan B, 4.00%, 10/15/19	626	626
TransUnion LLC Term Loan, 4.00%, 03/19/21	4,988	4,986
Verifone Systems Inc. Term Loan A, 2.90%, 12/08/16	1,835	1,829
Verint Systems Inc. New Term Loan, 3.50%, 09/30/20	2,343	2,340
Wall Street Systems Inc. 1st Lien Term Loan, 4.50%, 04/10/21	3,000	3,002
Websense Inc. 1st Lien Term Loan, 4.50%, 06/25/21	1,485	1,489
Websense Inc. 2nd Lien Term Loan, 8.25%, 12/25/20	1,500	1,507
West Corp. Term Loan B-10, 3.25%, 01/29/20	6,168	6,126
WorldPay Ltd. Term Loan
4.75%, 05/30/20	2,000	2,008
4.50%, 12/11/20	498	499
		190,148
MATERIALS - 8.4%
AI Chem & Cy US AcquisCo Inc. 1st Lien Term Loan
4.50%, 07/29/20	2,530	2,537
4.50%, 07/30/20	286	287
AI Chem & Cy US AcquisCo Inc. 2nd Lien Term Loan, 8.25%, 03/24/21	63	64
Anchor Glass Container Corp.n Term Loan, 0.00%, 05/14/21 (z)	3,000	3,007
Ardagh Group Term Loan, 4.25%, 12/19/20	3,085	3,093
Ardagh Packaging Group Ltd. Term Loan, 4.00%, 10/05/19	1,000	1,001
Ascend Performance Materials LLC Term Loan B, 6.75%, 12/11/19	1,466	1,453
AZ Chem US Inc. 1st Lien Term Loan, 0.00%, 06/10/21 (z)	1,500	1,513
AZ Chem US Inc. 2nd Lien Term Loan, 8.75%, 06/10/22	1,000	1,014
Berry Plastics Corp. Term Loan D
3.50%, 02/07/21	5	5

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.50%, 02/12/21	13,862	13,739
BWAY Holding Co. Term Loan, 4.50%, 08/16/19	3,842	3,851
Chemtura Corp. Term Loan B, 3.50%, 08/29/16	124	124
Consolidated Container Co. LLC Term Loan B, 5.00%, 08/14/20	1,965	1,967
CPG International Inc. Term Loan, 4.75%, 09/30/20	2,978	2,982
Exopack Holdings SA Term Loan, 5.25%, 05/30/20	766	778
Fairmount Minerals Ltd. Term Loan B-2, 4.50%, 09/26/20	4,963	5,007
Flint Group Holdings Term Loan
0.00%, 05/03/21 (z)	3,003	3,010
0.00%, 05/03/21 (z)	497	498
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 08/04/20	14,840	14,846
Houghton International Inc. 1st Lien Term Loan, 4.00%, 12/19/20	2,266	2,263
Houghton International Inc. 2nd Lien Term Loan, 9.50%, 12/20/20	1,000	1,022
Huntsman International Additional Term Loan, 0.00%, 01/31/21 (z)	7,000	6,996
INEOS US Finance LLC New Term Loan, 3.75%, 12/28/19	11,341	11,308
Infor Inc. Term Loan, 3.75%, 06/09/21	6,159	6,114
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,601	1,605
Kranson Industries Inc. Term Loan, 4.00%, 12/13/19	1,902	1,902
Nexeo Solutions LLC Term Loan B-3
5.00%, 08/17/19	961	963
5.00%, 08/19/19	612	613
5.00%, 08/21/19	2,414	2,420
Novelis Inc. Extended Term Loan, 3.75%, 03/10/17	2,254	2,256
Omnova Solutions Inc. Extended Term Loan, 4.25%, 12/20/19	1,930	1,930
Oxea Finance & Cy SCA Term Loan B, 4.25%, 01/31/21	2,985	2,989
PQ Corp. 1st Lien Term Loan
4.00%, 08/08/19	104	104
4.00%, 08/13/19	3,147	3,155
Quikrete Holdings Inc. 1st Lien Term Loan, 4.00%, 09/30/20	5,970	5,972
Quikrete Holdings Inc. 2nd Lien Term Loan, 7.00%, 03/30/21	500	512
Royal Adhesives & Sealants LLC 1st Lien Term Loan, 5.50%, 02/01/20	1,945	1,962
Signode US Term Loan B
4.00%, 05/08/21	2,556	2,547
4.00%, 05/08/21	2,444	2,436
Taminco Global Chemical Corp. Term Loan
3.25%, 04/10/20	348	345
3.25%, 04/12/20	44	44
Taminco Global Chemical Corp. Term Loan B-3, 3.25%, 04/13/20	1,562	1,551
Tank Holdings Corp. Term Loan, 4.25%, 08/15/20	1,411	1,409
TMS International Corp. Term Loan B, 3.50%, 10/17/20	1,995	2,004
Tronox Inc. Term Loan, 4.00%, 03/19/21	4,015	4,021
Univar Inc. Term Loan B
0.00%, 06/30/17 (z)	—	—
5.00%, 06/30/17	10,585	10,625
5.00%, 07/27/19	581	583
5.00%, 07/27/19	2,145	2,153
5.00%, 07/27/19	330	331
Walter Energy Inc. Term Loan B
7.25%, 10/31/19	686	662
7.25%, 10/31/19	409	395
7.25%, 10/31/19	479	463
7.25%, 11/01/19	815	787
7.25%, 12/05/19	242	233
Wilsonart LLC Incremental Term Loan, 4.00%, 11/21/20	995	988
Wilsonart LLC Term Loan
4.00%, 11/21/20	1,955	1,941
4.00%, 11/24/20	1,990	1,976
		150,356
TELECOMMUNICATION SERVICES - 5.0%
Avaya Inc. Term Loan B-3, 4.73%, 09/28/19	2,484	2,430
Consolidated Communications Inc. Term Loan B, 4.25%, 12/20/20	3,491	3,509
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21	4,930	4,928
Genesys Telecom Holdings US Inc. Delayed Draw Term Loan B
4.50%, 11/04/20	442	445
4.50%, 11/04/20	553	556
Genesys Telecom Holdings US Inc. Term Loan, 4.00%, 03/26/20	790	786
Global Tel*Link Corp. 1st Lien Term Loan, 5.00%, 05/12/21	2,507	2,494
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20	1,000	992
Hargray Communications Group Inc. 1st Lien Term Loan B, 4.75%, 07/10/20	2,970	2,977
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 08/05/20	9,628	9,636
Level 3 Communications Inc. Term Loan, 4.00%, 01/15/21	13,000	13,003
Level 3 Communications Inc. Term Loan B-3, 4.00%, 09/23/20	500	500
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/02/21	1,273	1,269
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/21	2,948	2,941
NTELOS Inc. Extended Term Loan B, 5.75%, 12/01/20	1,687	1,686
SBA Communications Inc. Term Loan, 3.25%, 03/24/21	7,000	6,952
Securus Investment Holdings LLC Term Loan, 4.75%, 04/30/21	2,978	2,987
Syniverse Holdings Inc. Term Loan, 4.00%, 05/22/20	3,400	3,394
Telesat Canada US Term Loan B, 3.50%, 04/25/20	7,879	7,857
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 03/12/21	6,000	5,979
Windstream Corp. Term Loan B-4, 3.50%, 01/22/21	2,366	2,361
Windstream Corp. Term Loan B-5, 3.50%, 09/23/20	4,670	4,676
XO Communications 1st Lien Term Loan, 4.25%, 03/17/21	1,995	2,005
Zayo Group LLC Term Loan B, 4.00%, 08/19/20	5,954	5,959
		90,332
UTILITIES - 0.8%
Calpine Corp. Term Loan, 4.00%, 11/05/19	5,906	5,924
Calpine Corp. Term Loan B-1, 3.00%, 05/05/21	990	971
Calpine Corp. Term Loan B-2
4.00%, 12/04/19	1,462	1,466

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.25%, 01/03/22	990	980
Calpine Corp. Term Loan B-3, 4.00%, 10/09/20	491	492
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 01/31/20	2,411	2,404
Texas Competitive Electric Holdings Co. LLC Term Loan
3.75%, 05/05/16	1,109	1,115
3.75%, 05/15/16	1,149	1,154
		14,506
Total Variable Rate Senior Loan Interests (cost $1,689,965)		1,689,999

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 4.6%
State Street Institutional Liquid Reserves Fund, 0.03% (h)	82,578	82,578
Total Short Term Investments (cost $82,578)		82,578
Total Investments - 103.4% (cost $1,853,206)		1,856,807
Other Assets and Liabilities, Net - (3.4%)		(61,261)
Total Net Assets - 100.0%		$1,795,546

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	29.3%
Industrials	12.5
Health Care	11.2
Information Technology	10.6
Materials	8.3
Financials	6.0
Consumer Staples	5.9
Energy	5.8
Telecommunication Services	5.0
Utilities	1.0
Short Term Investments	4.4
Total Investments	100.0%

JNL/PPM America High Yield Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.2%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$13,927	$14,658
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.94%, 09/11/38 (i)	1,000	1,053
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	1,906	2,089
5.50%, 10/29/20	2,075	2,195
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16 (p) (q)	1,000	1,070
7.75%, 12/17/19 (e)	1,015	1,193
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22 (e)	8,276	8,245
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.04%, 10/15/42 (i)	1,076	1,104
United Air Lines Inc. Pass-Through Trust, 4.75%, 04/11/22	6,938	7,059
Total Non-U.S. Government Agency Asset-Backed Securities (cost $37,085)		38,666

CORPORATE BONDS AND NOTES - 85.0%
CONSUMER DISCRETIONARY - 23.9%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	7,389	7,352
Allbritton Communications Co., 8.00%, 05/15/18	2,929	3,061
Altice SA, 7.75%, 05/15/22 (e) (r)	12,204	13,028
AMC Networks Inc., 4.75%, 12/15/22	6,000	6,000
American Axle & Manufacturing Inc., 5.13%, 02/15/19 (e)	1,913	2,009
American Greetings Corp., 7.38%, 12/01/21	3,934	4,180
Ascent Capital Group Inc., 4.00%, 07/15/20 (v)	2,000	1,864
Aviation Capital Group Corp., 6.75%, 04/06/21 (e) (r)	6,462	7,267
BC Mountain LLC, 7.00%, 02/01/21 (e) (r)	8,779	8,494
Beazer Homes USA Inc.
5.75%, 06/15/19 (e) (r)	6,977	6,977
7.50%, 09/15/21	14,382	15,246
Borgata Term Loan B, 6.75%, 02/06/20 (i)	10,365	10,478
Boyd Gaming Corp., 9.00%, 07/01/20 (e)	5,273	5,813
Caesars Entertainment Corp. Term Loan, 9.75%, 10/23/19 (i)	2,250	2,218
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20 (e)	14,000	11,707
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21 (e) (r)	3,000	3,225
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.24%, 04/10/21 (i)	4,760	4,702
CCO Holdings LLC
5.25%, 09/30/22 (e)	3,000	3,049
5.13%, 02/15/23	6,000	6,030
5.75%, 09/01/23	2,445	2,534
Chassix Inc., 9.25%, 08/01/18 (r)	5,000	5,438
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (e) (r) (y)	4,747	4,759
Churchill Downs Inc., 5.38%, 12/15/21 (r)	5,730	5,873
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22 (e) (i)	2,966	3,051
Citycenter Holdings LLC Term Loan B, 5.00%, 10/09/20 (i)	6,199	6,237
Clear Channel Communications Inc., 14.00%, 02/01/21 (e) (y)	8,500	8,755
D.R. Horton Inc., 3.75%, 03/01/19	13,367	13,434
Delphi Corp.
6.13%, 05/15/21 (e)	9,098	10,168
5.00%, 02/15/23 (e)	3,756	4,038
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,727
5.88%, 07/15/22 (e)	3,909	4,241
5.00%, 03/15/23	8,075	8,226
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	5,388
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	8,036	8,659
Four Seasons Hotels Limited 2nd Lien Term Loan, 6.25%, 12/27/20 (i)	1,935	1,964
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/21 (i)	923	921
General Motors Co.
3.50%, 10/02/18 (r)	5,000	5,113
4.88%, 10/02/23 (e) (r)	5,000	5,263
6.25%, 10/02/43 (r)	4,427	5,069
Gibson Brands Escrow Corp., 8.88%, 08/01/18 (r)	4,428	4,555
Gibson Brands Inc., 8.88%, 08/01/18 (r)	990	1,018
GLP Capital LP
4.38%, 11/01/18 (r)	2,765	2,855
4.88%, 11/01/20 (r)	8,108	8,351
5.38%, 11/01/23 (e) (r)	2,424	2,515
Graton Economic Development Authority, 9.63%, 09/01/19 (r)	5,306	6,036

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Greektown Holdings LLC, 8.88%, 03/15/19 (r)	2,000	2,040
Griffey Intermediate Inc., 7.00%, 10/15/20 (e) (r)	4,000	3,665
Grupo Televisa SAB, 5.00%, 05/13/45	6,996	7,010
Gymboree Corp., 9.13%, 12/01/18 (e)	4,500	3,004
Hanesbrands Inc., 6.38%, 12/15/20	1,100	1,189
Hillman Group Inc., 6.38%, 07/15/22 (e) (r)	3,221	3,221
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (e) (r)	7,000	7,437
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (e) (r)	6,000	6,180
Jarden Corp., 6.13%, 11/15/22	857	909
JC Penney Corp. Inc. Term Loan, 6.00%, 01/10/20 (i)	3,396	3,433
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (r) (y)	6,316	6,458
KB Home
4.75%, 05/15/19	4,000	4,030
7.00%, 12/15/21 (e)	10,943	11,928
7.50%, 09/15/22 (e)	4,421	4,907
L Brands Inc., 5.63%, 10/15/23	7,000	7,604
Levi Strauss & Co.
7.63%, 05/15/20 (e)	1,812	1,950
6.88%, 05/01/22	1,053	1,161
Liberty Global Term Loan
0.00%, 12/24/21 (z)	2,700	2,702
0.00%, 06/23/23 (z)	1,300	1,303
Limited Brands Inc., 6.63%, 04/01/21	5,000	5,681
LIN Television Corp., 6.38%, 01/15/21	6,316	6,648
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	2,425	2,455
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	8,000	8,440
Men’s Wearhouse Inc., 7.00%, 07/01/22 (e) (r)	1,311	1,357
MGM Resorts International
11.38%, 03/01/18	2,000	2,600
8.63%, 02/01/19	5,000	5,956
6.75%, 10/01/20	4,821	5,381
6.63%, 12/15/21	3,342	3,718
Michaels FinCo Holdings LLC, 7.50%, 08/01/18 (r) (y)	4,444	4,538
Michaels Stores Inc., 5.88%, 12/15/20 (r)	7,087	7,246
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/26/20 (i)	7,612	7,729
MTR Gaming Group Inc., 11.50%, 08/01/19 (y)	6,060	6,810
NAI Entertainment Holdings, 5.00%, 08/01/18 (e) (r)	1,138	1,178
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r)	180	192
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	7,969
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (e) (r) (y)	15,544	16,943
Netflix Inc., 5.75%, 03/01/24 (e) (r)	7,636	7,980
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	9,540	10,971
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	4,918	4,955
Numericable Group SA, 6.25%, 05/15/24 (r)	6,423	6,704
Ono Finance II Plc, 10.88%, 07/15/19 (r)	5,172	5,650
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,842
Party City Holdings Inc. Term Loan, 4.00%, 08/23/20 (i)	1,921	1,908
PC Nextco Holdings LLC, 8.75%, 08/15/19 (r) (y)	7,438	7,596
Petco Holdings Inc., 8.50%, 10/15/17 (r) (y)	9,000	9,225
Pinnacle Entertainment Inc., 6.38%, 08/01/21	5,019	5,295
PVH Corp., 4.50%, 12/15/22 (e)	10,508	10,350
Radio Systems Corp., 8.38%, 11/01/19 (r)	900	993
Regal Entertainment Group
5.75%, 03/15/22	4,800	4,968
5.75%, 02/01/25	1,735	1,757
Rent-A-Center Inc., 4.75%, 05/01/21	2,601	2,458
Royal Caribbean Cruises Ltd.
7.25%, 06/15/16	3,500	3,859
5.25%, 11/15/22	1,438	1,510
RSI Home Products Inc., 6.88%, 03/01/18 (r)	8,194	8,727
Sally Holdings LLC, 5.50%, 11/01/23 (e)	6,085	6,268
Schaeffler Finance BV, 4.25%, 05/15/21 (e) (r)	8,077	8,077
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	4,865	5,126
Scientific Games International Inc., 6.63%, 05/15/21 (e) (r)	15,000	14,850
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	2,135	2,140
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (r)	2,000	2,230
ServiceMaster Co., 8.00%, 02/15/20	4,125	4,445
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	12,000	13,560
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 09/24/20 (i)	3,128	3,222
Sirius XM Radio Inc.
4.63%, 05/15/23 (e) (r)	1,631	1,562
6.00%, 07/15/24 (r)	14,753	15,343
Springs Industries Inc., 6.25%, 06/01/21 (e)	2,353	2,400
Starz LLC, 5.00%, 09/15/19	5,000	5,206
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	10,000	11,075
Taylor Morrison Communities Inc., 5.63%, 03/01/24 (e) (r)	5,783	5,725
Tempur Sealy International Inc., 6.88%, 12/15/20	948	1,038
Tenneco Inc.
7.75%, 08/15/18	508	530
6.88%, 12/15/20	9,565	10,414
Toll Brothers Finance Corp., 4.00%, 12/31/18	3,332	3,432
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	6,960
TRW Automotive Inc.
4.50%, 03/01/21 (r)	3,989	4,208
4.45%, 12/01/23 (r)	3,576	3,665
Unitymedia Hessen GmbH & Co. KG
7.50%, 03/15/19 (r)	5,000	5,338
5.50%, 01/15/23 (r)	4,000	4,140
Univision Communications Inc., 5.13%, 05/15/23 (e) (r)	8,930	9,455
Visant Corp., 10.00%, 10/01/17 (e)	5,500	5,129
Wave Holdco LLC, 8.25%, 07/15/19 (r) (y)	5,926	6,082
WideOpenWest Finance LLC
10.25%, 07/15/19 (r)	4,675	5,254
10.25%, 07/15/19	9,500	10,676
13.38%, 10/15/19	9,475	10,967
William Lyon Homes Inc., 5.75%, 04/15/19 (r)	2,069	2,121
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,600
Wolverine World Wide Inc., 6.13%, 10/15/20	6,649	7,164
Wynn Las Vegas LLC, 5.38%, 03/15/22 (e)	6,000	6,247
Yonkers Racing Corp. Term Loan
4.25%, 09/25/20 (i)	1,516	1,485
8.75%, 01/15/22 (i)	500	490
		746,232
CONSUMER STAPLES - 2.7%
Altria Group Inc., 10.20%, 02/06/39 (l)	322	545
B&G Foods Inc., 4.63%, 06/01/21	2,748	2,755
BI-LO LLC, 8.63%, 09/15/18 (r) (y)	3,333	3,383
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (r) (y)	6,851	7,305
Diamond Foods Inc., 7.00%, 03/15/19 (r)	5,000	5,237

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	6,971	6,954
Hearthside Group Holdings LLC 1st Lien Term Loan, 4.50%, 04/23/21 (i)	4,100	4,122
HJ Heinz Co., 4.25%, 10/15/20 (e)	12,036	12,111
JBS Investments GmbH, 7.25%, 04/03/24 (e) (r)	9,337	9,664
Post Holdings Inc., 6.00%, 12/15/22 (e) (r)	3,564	3,649
Prestige Brands Inc., 5.38%, 12/15/21 (e) (r)	3,878	3,956
Reynolds Group Issuer Inc., 9.88%, 08/15/19	8,130	9,014
Rite Aid Corp.
10.25%, 10/15/19	1,000	1,075
9.25%, 03/15/20	3,154	3,596
Spectrum Brands Inc, 6.75%, 03/15/20	2,239	2,401
Sun Merger Sub Inc.
5.25%, 08/01/18 (r)	611	638
5.88%, 08/01/21 (r)	963	1,018
TreeHouse Foods Inc., 4.88%, 03/15/22 (e)	1,416	1,460
U.S. Foods Inc., 8.50%, 06/30/19	5,968	6,389
		85,272
ENERGY - 16.0%
Access Midstream Partners LP, 4.88%, 05/15/23	4,403	4,640
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	9,150
6.25%, 06/01/21 (e)	10,922	7,727
Alta Mesa Holdings LP, 9.63%, 10/15/18	2,632	2,764
Arch Coal Inc.
8.00%, 01/15/19 (e) (r)	3,845	3,807
9.88%, 06/15/19	6,857	5,846
7.25%, 06/15/21 (e)	9,090	6,636
Athlon Holdings LP, 6.00%, 05/01/22 (r)	5,085	5,263
Atlas Energy Holdings Operating Co. LLC, 9.25%, 08/15/21	8,161	8,814
Baytex Energy Corp., 5.13%, 06/01/21 (r)	2,947	2,965
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21 (i)	14,200	13,963
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f) (q)	22,841	24,325
Calumet Specialty Products Partners LP
9.63%, 08/01/20	1,538	1,773
6.50%, 04/15/21 (r)	14,624	14,916
7.63%, 01/15/22	13,016	13,992
Chaparral Energy Inc.
9.88%, 10/01/20 (e)	3,636	4,100
8.25%, 09/01/21	3,000	3,293
7.63%, 11/15/22 (e)	4,050	4,374
Chesapeake Energy Corp.
4.88%, 04/15/22 (e)	22,000	22,770
5.75%, 03/15/23 (e)	3,000	3,334
Chesapeake Midstream Partners LP
5.88%, 04/15/21	2,177	2,329
6.13%, 07/15/22	2,780	3,072
Chief Exploration & Development LLC 2nd Lien Term Loan, 8.75%, 05/12/21 (i)	3,300	3,366
Concho Resources Inc., 5.50%, 04/01/23	5,000	5,375
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	8,401	7,981
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	8,198
Energy Transfer Equity LP, 5.88%, 01/15/24 (r)	4,650	4,859
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (e)	6,087	6,513
6.88%, 03/15/24 (e) (r)	6,494	6,624
EnQuest Plc, 7.00%, 04/15/22 (r)	15,010	15,498
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	860	968
7.03%, 01/15/68 (i)	3,700	4,223
EP Energy LLC, 9.38%, 05/01/20	10,967	12,557
Exterran Partners LP
6.00%, 04/01/21	2,927	2,956
6.00%, 10/01/22 (r)	3,500	3,553
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 06/23/23 (i)	246	254
Gulfmark Offshore Inc., 6.38%, 03/15/22	8,435	8,772
Halcon Resources Corp., 9.75%, 07/15/20	8,017	8,749
Hercules Offshore Inc.
8.75%, 07/15/21 (r)	6,800	7,191
7.50%, 10/01/21 (e) (r)	8,076	8,015
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	6,000	5,985
Ithaca Energy Inc., 8.13%, 07/01/19 (p) (q)	7,417	7,463
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (i)	6,800	6,845
Kinder Morgan Inc., 5.63%, 11/15/23 (e) (r)	4,272	4,389
Legacy Reserves LP
8.00%, 12/01/20	6,167	6,630
6.63%, 12/01/21 (e) (r)	4,673	4,743
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17 (c) (d) (q)	3,244	483
Magnum Hunter Resources Corp., 9.75%, 05/15/20	4,760	5,260
MarkWest Energy Partners LP, 6.25%, 06/15/22	1,541	1,684
Memorial Production Partners LP, 7.63%, 05/01/21	6,000	6,300
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	6,723	7,395
Offshore Group Investment Ltd., 7.13%, 04/01/23 (e)	6,452	6,565
Pacific Drilling SA, 5.38%, 06/01/20 (r)	4,014	3,934
Parker Drilling Co.
7.50%, 08/01/20	3,419	3,693
6.75%, 07/15/22 (r)	2,351	2,445
Penn Virginia Corp.
7.25%, 04/15/19 (e)	2,306	2,421
8.50%, 05/01/20	9,254	10,341
Penn Virginia Resource Partners LP, 8.38%, 06/01/20 (e)	2,428	2,747
Petrobras Global Finance BV, 3.00%, 01/15/19 (e)	4,286	4,207
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (e) (r)	6,397	6,829
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	774
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	5,275
PVR Partners LP, 6.50%, 05/15/21	7,022	7,654
Quicksilver Resources Inc., 11.00%, 07/01/21 (e)	14,000	14,175
Regency Energy Partners LP, 5.88%, 03/01/22	9,452	10,267
Rose Rock Midstream LP, 5.63%, 07/15/22 (r)	3,324	3,366
Rosetta Resources Inc., 5.88%, 06/01/22	12,341	12,896
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (r)	9,091	9,477
Sanchez Energy Corp., 6.13%, 01/15/23 (r)	3,000	3,098
SandRidge Energy Inc.
8.75%, 01/15/20	1,275	1,371
8.13%, 10/15/22 (e)	5,000	5,506
7.50%, 02/15/23 (e)	3,000	3,255
Seadrill Ltd., 6.13%, 09/15/17 (e) (r)	11,257	11,848
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21 (i)	1,200	1,205
Stone Energy Corp., 7.50%, 11/15/22	9,000	9,922
SunCoke Energy Partners LP, 7.38%, 02/01/20 (r)	2,947	3,146
Tesoro Corp., 5.13%, 04/01/24 (e)	2,947	2,980

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
W&T Offshore Inc., 8.50%, 06/15/19 (e)	6,050	6,534
		498,613
FINANCIALS - 8.3%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	6,483	7,326
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (r)	10,000	10,075
Ally Financial Inc.
3.13%, 01/15/16 (e)	6,667	6,842
3.50%, 07/18/16	6,000	6,187
2.75%, 01/30/17	12,000	12,135
4.75%, 09/10/18	7,500	7,959
3.50%, 01/27/19	8,438	8,520
7.50%, 09/15/20	5,000	6,025
Alphabet Holding Co. Inc., 7.75%, 11/01/17 (y)	2,943	3,039
Asurion LLC Incremental Term Loan, 4.25%, 06/20/21 (i)	2,258	2,255
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (e) (m)	13,000	13,780
Carlson Travel Holdings Inc., 7.50%, 08/15/19 (r) (y)	2,500	2,550
CIT Group Inc., 3.88%, 02/19/19	11,465	11,644
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (m)	5,000	5,050
5.95% (callable at 100 beginning 01/30/23) (m)	4,000	4,040
Denver Parent Corp., 12.25%, 08/15/18 (e) (r) (y)	6,600	6,303
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	6,098	6,783
Forestar USA Real Estate Group Inc., 8.50%, 06/01/22 (r)	2,500	2,588
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (m)	10,001	11,126
Goldman Sachs Group Inc., 5.70%, (callable at 100 beginning 05/10/19) (m)	19,140	19,774
International Lease Finance Corp.
8.25%, 12/15/20 (e)	3,003	3,709
8.63%, 01/15/22	3,000	3,765
JPMorgan Chase & Co., 5.00%, (callable at 100 beginning 07/01/19) (e) (m)	20,000	19,878
Liberty Mutual Group Inc., 4.95%, 05/01/22 (r)	4,000	4,373
Milestone Aviation Group LLC, 8.63%, 12/15/17 (r)	6,000	6,547
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (i)	10,165	10,003
Opal Acquisition Inc., 8.88%, 12/15/21 (r)	6,000	6,315
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	15,337	15,565
SLM Corp., 4.88%, 06/17/19 (e)	6,000	6,184
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (m) (r)	3,990	3,930
Stena AB, 7.00%, 02/01/24 (e) (r)	8,993	9,578
Stena International SA, 5.75%, 03/01/24 (e) (r)	7,500	7,575
Toys R Us Property Co. I LLC Term Loan, 6.00%, 09/26/20 (i)	6,505	6,245
Washington Mutual Bank, 6.88%, 06/15/11 (c) (d) (f)	1,500	3
		257,671
HEALTH CARE - 6.1%
Acadia Healthcare Co. Inc., 5.13%, 07/01/22 (r)	1,000	1,003
Biomet Inc., 6.50%, 08/01/20	4,511	4,861
Capsugel SA, 7.00%, 05/15/19 (e) (r) (y)	3,717	3,829
CHS/Community Health Systems Inc., 6.88%, 02/01/22 (r)	3,033	3,215
Community Health Systems Inc., 8.00%, 11/15/19	7,294	7,987
Crimson Merger Sub Inc., 6.63%, 05/15/22 (e) (r)	7,500	7,444
DJO Finance LLC
7.75%, 04/15/18 (e)	3,921	4,117
9.88%, 04/15/18 (e)	1,600	1,728
Endo Finance Co., 5.75%, 01/15/22 (e) (r)	4,947	5,046
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20 (i)	2,029	2,023
Envision Acquisition Co. 2nd Lien Term Loan, 9.75%, 09/23/21 (i)	3,310	3,343
Forest Laboratories Inc., 5.00%, 12/15/21 (r)	8,050	8,822
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (r)	2,300	2,599
5.75%, 02/15/21 (e) (r)	3,667	4,006
Fresenius US Finance II Inc., 4.25%, 02/01/21 (r)	2,781	2,837
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (r)	8,459	8,776
HCA Holdings Inc., 6.25%, 02/15/21 (e)	2,678	2,876
HCA Inc.
6.50%, 02/15/16 (e)	4,000	4,305
3.75%, 03/15/19	3,115	3,142
6.50%, 02/15/20 (e)	6,571	7,392
7.50%, 02/15/22	3,000	3,461
4.75%, 05/01/23	8,000	7,990
5.88%, 05/01/23 (e)	6,000	6,278
5.00%, 03/15/24 (e)	1,739	1,763
HealthSouth Corp., 5.75%, 11/01/24 (e)	5,143	5,439
IASIS Healthcare LLC, 8.38%, 05/15/19 (e)	6,800	7,250
Immucor Inc., 11.13%, 08/15/19	2,400	2,676
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	5,511	5,704
LifePoint Hospitals Inc., 5.50%, 12/01/21 (r)	1,500	1,571
Omnicare Inc., 7.75%, 06/01/20	2,032	2,189
Physio-Control International Inc., 9.88%, 01/15/19 (r)	3,420	3,779
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	10,295	11,440
Res-Care Inc., 10.75%, 01/15/19	3,555	3,884
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	4,800	4,866
6.00%, 10/01/20	2,281	2,475
8.13%, 04/01/22 (e)	7,855	9,092
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (r)	3,733	4,022
7.50%, 07/15/21 (e) (r)	12,586	13,939
5.63%, 12/01/21 (e) (r)	4,183	4,298
		191,467
INDUSTRIALS - 9.6%
Abengoa Finance SAU, 7.75%, 02/01/20 (r)	6,434	7,166
ADS Waste Holdings Inc., 8.25%, 10/01/20	5,263	5,671
Ahern Rentals Inc, 9.50%, 06/15/18 (e) (r)	4,392	4,842
Aircastle Ltd.
6.25%, 12/01/19	6,155	6,740
5.13%, 03/15/21 (e)	6,000	6,210
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	16,000	16,480
Algeco Scotsman Global Finance Plc Term Loan, 15.75%, 12/27/19 (i) (y)	8,270	8,911
Allegiant Travel Co., 5.50%, 07/15/19 (e)	4,000	4,065
B/E Aerospace Inc., 5.25%, 04/01/22	3,432	3,737
BC Luxco 1 SA, 7.38%, 01/29/20 (r)	3,818	3,933
Bombardier Inc.
4.25%, 01/15/16 (e) (r)	3,000	3,097
7.50%, 03/15/18 (e) (r)	2,730	3,078
4.75%, 04/15/19 (e) (r)	6,286	6,396
6.00%, 10/15/22 (e) (r)	13,363	13,697
6.13%, 01/15/23 (e) (r)	7,604	7,832

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Cleaver-Brooks Inc., 8.75%, 12/15/19 (r)	2,619	2,930
CNH Industrial Capital LLC, 3.38%, 07/15/19 (e) (r)	12,000	11,910
CTP Transportation Products LLC, 8.25%, 12/15/19 (r)	3,925	4,229
Dematic SA, 7.75%, 12/15/20 (r)	2,500	2,681
Ducommun Inc., 9.75%, 07/15/18	5,081	5,654
Dynacast International LLC, 9.25%, 07/15/19	4,000	4,400
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (r)	5,937	6,271
9.75%, 05/01/20 (e) (r)	6,082	6,424
Global Ship Lease Inc., 10.00%, 04/01/19 (r)	2,500	2,687
Griffon Corp., 5.25%, 03/01/22 (e)	12,000	11,925
HDTFS Inc., 6.25%, 10/15/22 (e)	6,977	7,387
Interactive Data Corp. Term Loan, 4.75%, 04/30/21 (i)	8,800	8,872
International Lease Finance Corp., 4.63%, 04/15/21 (e)	9,897	10,219
Jack Cooper Holdings Corp., 9.25%, 06/01/20 (p) (q)	2,866	3,153
MasTec Inc., 4.88%, 03/15/23 (e)	5,966	5,877
Meritor Inc.
6.75%, 06/15/21	10,000	10,756
6.25%, 02/15/24 (e)	3,828	4,010
Monitronics International Inc., 9.13%, 04/01/20 (e)	8,591	9,171
Mustang Merger Corp., 8.50%, 08/15/21 (r)	5,760	6,278
Quad/Graphics Inc., 7.00%, 05/01/22 (e) (r)	10,000	10,000
Schaeffler AG Term Loan E, 0.00%, 05/07/21 (z)	4,100	4,115
ServiceMaster Co., 7.00%, 08/15/20	4,000	4,255
TransDigm Inc. Term Loan D, 3.75%, 05/22/21 (i)	7,100	7,064
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (y)	2,838	2,988
Trinseo Materials Operating SCA, 8.75%, 02/01/19	6,000	6,465
United Continental Holdings Inc.
6.00%, 07/15/26	9,222	8,991
6.00%, 07/15/28	4,000	3,850
Watco Cos. LLC, 6.38%, 04/01/23 (r)	2,022	2,062
Waterjet Holdings Inc., 7.63%, 02/01/20 (r)	2,547	2,706
Welltec A/S, 8.00%, 02/01/19 (e) (r)	7,429	7,912
West Corp., 5.38%, 07/15/22 (r)	11,719	11,573
		298,670
INFORMATION TECHNOLOGY - 3.9%
Advanced Micro Devices Inc.
6.75%, 03/01/19 (r)	7,500	7,997
7.00%, 07/01/24 (r)	4,688	4,788
Ancestry.com Inc.
9.63%, 10/15/18 (r) (y)	9,334	9,649
11.00%, 12/15/20	7,000	8,207
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	3,000	3,086
Boxer Parent Co. Inc., 9.00%, 10/15/19 (r) (y)	9,216	8,986
Entegris Inc., 6.00%, 04/01/22 (r)	4,772	4,915
First Data Corp., 11.75%, 08/15/21 (e)	14,368	17,026
First Data Holdings Inc., 14.50%, 09/24/19 (r) (y)	6,288	6,987
NXP BV
5.75%, 02/15/21 (r)	1,625	1,708
5.75%, 03/15/23 (r)	3,199	3,363
Sanmina Corp., 4.38%, 06/01/19 (r)	8,397	8,387
Seagate HDD Cayman, 4.75%, 06/01/23 (r)	4,000	4,030
Sensata Technologies BV, 6.50%, 05/15/19 (r)	1,879	1,999
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (e) (r)	9,857	9,167
ViaSat Inc., 6.88%, 06/15/20	19,319	20,816
		121,111
MATERIALS - 6.4%
Aperam, 7.38%, 04/01/16 (r)	3,000	3,090
Appvion Inc., 9.00%, 06/01/20 (p) (q)	6,000	5,970
ARD Finance SA, 11.13%, 06/01/18 (r) (y)	3,725	3,943
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (r) (y)	2,250	2,318
Ashland Inc.
4.75%, 08/15/22	2,129	2,140
6.88%, 05/15/43	3,646	3,929
Berry Plastics Corp., 5.50%, 05/15/22 (e)	12,500	12,570
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	14,312	14,956
BOE Intermediate Holding Corp., 9.00%, 11/01/17 (r) (y)	7,089	7,434
BOE Merger Corp., 9.50%, 11/01/17 (r) (y)	4,000	4,215
Cascades Inc., 5.50%, 07/15/22 (e) (r)	5,662	5,648
Cemex Espana Luxembourg, 9.25%, 05/12/20 (r)	4,821	5,273
Cemex Finance LLC, 9.38%, 10/12/22 (e) (r)	3,011	3,542
Cemex SAB de CV
9.50%, 06/15/18 (r)	1,552	1,777
6.50%, 12/10/19 (r)	6,791	7,275
7.25%, 01/15/21 (e) (r)	13,228	14,551
Cia Minera Ares SAC, 7.75%, 01/23/21 (e) (r)	10,000	10,750
Crown Americas LLC, 6.25%, 02/01/21	6,176	6,608
Ferrexpo Finance Plc, 7.88%, 04/07/16 (r)	3,000	2,880
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (e) (r)	10,859	11,823
6.88%, 04/01/22 (e) (r)	6,500	6,971
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	2,100
Lafarge SA, 7.13%, 07/15/36 (e)	2,712	3,146
Norbord Inc., 5.38%, 12/01/20 (r)	5,294	5,347
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (r) (y)	5,476	5,711
Rain CII Carbon LLC, 8.25%, 01/15/21 (e) (r)	12,999	13,649
Rockwood Specialties Group Inc., 4.63%, 10/15/20	3	3
Samarco Mineracao SA, 5.75%, 10/24/23 (r)	4,145	4,351
Sealed Air Corp.
8.13%, 09/15/19 (r)	1,190	1,311
8.38%, 09/15/21 (r)	1,017	1,164
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	6,582	6,664
Tekni-Plex Inc., 9.75%, 06/01/19 (r)	4,941	5,522
TPC Group Inc., 8.75%, 12/15/20 (e) (r)	5,255	5,820
Xstrata Finance Canada Ltd., 4.25%, 10/25/22 (r)	5,239	5,303
		197,754
TELECOMMUNICATION SERVICES - 6.6%
Altice Financing SA, 7.88%, 12/15/19 (r)	4,101	4,488
Altice Finco SA, 9.88%, 12/15/20 (r)	3,979	4,586
Cincinnati Bell Inc.
8.75%, 03/15/18	4,403	4,618
8.38%, 10/15/20	8,000	8,770
Clearwire Communications LLC, 14.75%, 12/01/16 (r)	1,000	1,305
CommScope Inc., 5.00%, 06/15/21 (r)	4,545	4,636
Consolidated Communications Finance Co., 10.88%, 06/01/20	5,538	6,466
Frontier Communications Corp.
8.50%, 04/15/20 (e)	5,718	6,747
9.25%, 07/01/21	3,000	3,592
8.75%, 04/15/22	1,295	1,502

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
9.00%, 08/15/31	4,429	4,772
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	11,771	11,889
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (e)	15,000	15,656
Intelsat Luxembourg SA, 7.75%, 06/01/21	8,825	9,343
PAETEC Holding Corp., 9.88%, 12/01/18	6,710	7,230
SBA Communications Corp., 4.88%, 07/15/22 (r)	8,571	8,464
SES Global Americas Holdings GP, 5.30%, 03/25/44 (r)	10,669	11,366
Sprint Capital Corp.
6.90%, 05/01/19 (e)	3,000	3,307
6.88%, 11/15/28	12,266	12,389
Sprint Corp., 7.13%, 06/15/24 (r)	12,000	12,720
Sprint Nextel Corp.
7.00%, 03/01/20 (e) (r)	2,553	2,936
11.50%, 11/15/21	4,000	5,400
6.00%, 11/15/22 (e)	6,000	6,120
T-Mobile USA Inc.
6.13%, 01/15/22	4,549	4,828
6.84%, 04/28/23	654	712
6.50%, 01/15/24 (e)	5,000	5,344
Verizon Communications Inc.
5.15%, 09/15/23	12,500	13,981
6.55%, 09/15/43	10,631	13,356
Wind Acquisition Finance SA
7.25%, 02/15/18 (r)	5,854	6,185
7.25%, 02/15/18 (r)	3,146	3,324
		206,032
UTILITIES - 1.5%
AES Corp.
9.75%, 04/15/16 (e)	1,355	1,535
8.00%, 10/15/17	244	284
3.23%, 06/01/19 (i)	7,866	7,925
8.00%, 06/01/20	2,000	2,405
7.38%, 07/01/21 (e)	3,367	3,939
4.88%, 05/15/23 (e)	987	977
5.50%, 03/15/24 (e)	3,000	3,068
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,713
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20 (c) (d) (f)	10,000	10,915
FirstEnergy Corp., 4.25%, 03/15/23 (l)	1,005	1,000
Ipalco Enterprises Inc., 5.00%, 05/01/18	1,898	2,026
Puget Energy Inc.
6.00%, 09/01/21	4,669	5,500
5.63%, 07/15/22	5,818	6,751
		48,038
Total Corporate Bonds and Notes (cost $2,538,080)		2,650,860

COMMON STOCKS - 7.3%
CONSUMER DISCRETIONARY - 2.3%
AMC Entertainment Holdings Inc - Class A	500	12,435
AMC Networks Inc. - Class A (c)	151	9,303
CBS Outdoor Americas Inc. (e)	135	4,412
DISH Network Corp. - Class A (c)	170	11,064
Home Interior Gift Inc. (c) (f) (q)	429	—
Michaels Cos. Inc. (c)	750	12,787
Sally Beauty Holdings Inc. (c)	280	7,022
ServiceMaster Global Holdings Inc. (c)	300	5,469
Time Warner Inc.	136	9,546
		72,038
CONSUMER STAPLES - 0.4%
B&G Foods Inc.	220	7,192
Diamond Foods Inc. (c) (e)	194	5,482
		12,674
ENERGY - 0.8%
Atlas Resource Partners LP	150	3,042
BreitBurn Energy Partners LP	160	3,539
Kinder Morgan Energy Partners LP	46	3,751
Legacy Reserves LP	100	3,124
MarkWest Energy Partners LP	80	5,727
Williams Partners LP	110	5,972
		25,155
FINANCIALS - 1.3%
Hartford Financial Services Group Inc.	265	9,489
JPMorgan Chase & Co.	145	8,355
Royal Bank of Scotland Group Plc - ADR (c) (e)	800	9,032
Wells Fargo & Co.	225	11,826
		38,702
HEALTH CARE - 0.5%
DaVita HealthCare Partners Inc. (c)	80	5,786
Hologic Inc. (c)	120	3,042
Valeant Pharmaceuticals International Inc. (c)	60	7,567
		16,395
INDUSTRIALS - 0.8%
ADT Corp.	115	4,018
Boeing Co.	55	6,998
Builders FirstSource Inc. (c)	1,000	7,480
Nielsen NV	50	2,421
Nortek Inc. (c) (e)	41	3,708
		24,625
INFORMATION TECHNOLOGY - 0.2%
EchoStar Corp. - Class A (c)	80	4,235
New Cotai LLC (c) (f) (q)	—	765
		5,000
MATERIALS - 0.5%
Freeport-McMoRan Copper & Gold Inc.	235	8,577
LyondellBasell Industries NV - Class A	70	6,836
		15,413
TELECOMMUNICATION SERVICES - 0.3%
Intelsat SA (c)	260	4,899
Windstream Holdings Inc. (e)	440	4,382
		9,281
UTILITIES - 0.2%
Northeast Utilities	150	7,090
Total Common Stocks (cost $190,179)		226,373

PREFERRED STOCKS - 2.7%
ENERGY - 0.3%
NuStar Logistics LP, 7.63%	388	10,445
FINANCIALS - 2.4%
Allstate Corp., 5.10%	8	201
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 08/07/14) (m) (r)	1	1,016
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	50	545
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 08/11/14), Series T (c) (d) (e) (m)	40	516
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	519	5,372
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (m)	928	22,736

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (m)	310	8,513
State Street Corp., 5.90%, (callable at 25 beginning 03/15/24) (m)	201	5,266
Synovus Financial Corp., 7.88%, (callable at 25 beginning 08/01/18) (m)	200	5,600
Wells Fargo & Co., 6.63%, (callable at 25 beginning 03/15/24) (m)	867	24,207
		73,972
Total Preferred Stocks (cost $80,081)		84,417

TRUST PREFERREDS - 0.1%
FINANCIALS - 0.1%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	95	2,631
Total Trust Preferreds (cost $2,430)		2,631

INVESTMENT COMPANIES - 0.5%
Eaton Vance Senior Floating-Rate Trust	150	2,231
Invesco Senior Income Trust	407	2,039
Kayne Anderson MLP Investment Co.	199	7,849
PIMCO Floating Rate Strategy Fund	267	2,949
Total Investment Companies (cost $12,178)		15,068

OTHER EQUITY INTERESTS - 0.7%
Dynegy Holdings LLC, 7.75%, 06/01/19 (c) (f) (u)	3,500	—
GenOn Energy Inc., 9.88%, 10/15/20 (u)	9,813	10,672
Stone Container Finance Co. of Canada II, 7.38%, 07/15/14 (c) (f) (u)	1,375	—
United Rentals North America Inc., 7.63%, 04/15/22 (e) (u)	6,372	7,153
United Rentals North America Inc., 6.13%, 06/15/23 (u)	5,000	5,362
Total Other Equity Interests (cost $21,531)		23,187

SHORT TERM INVESTMENTS - 15.7%
Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (a) (h)	79,095	79,095
Securities Lending Collateral - 13.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	411,254	411,254
Total Short Term Investments (cost $490,349)		490,349
Total Investments - 113.2% (cost $3,371,913)		3,531,551
Other Assets and Liabilities, Net - (13.2%)		(412,541)
Total Net Assets - 100.0%		$3,119,010

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	23.2%
Energy	15.1
Financials	10.5
Industrials	9.5
Telecommunication Services	6.1
Materials	6.0
Health Care	5.9
Information Technology	3.6
Consumer Staples	2.8
Utilities	1.9
Non-U.S. Government Agency ABS	1.1
Investment Companies	0.4
Short Term Investments	13.9
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 27.5%
Amazon.com Inc. (c)	617	$200,324
AutoZone Inc. (c)	94	50,353
Carmax Inc. (c)	742	38,586
Charter Communications Inc. - Class A (c)	60	9,566
Chipotle Mexican Grill Inc. - Class A (c)	70	41,653
Ctrip.com International Ltd. - ADR (c) (e)	544	34,851
D.R. Horton Inc.	726	17,855
Delphi Automotive Plc	495	34,047
Dollar Tree Inc. (c)	207	11,279
HanesBrands Inc.	225	22,120
Harley-Davidson Inc.	250	17,470
Home Depot Inc.	579	46,860
Las Vegas Sands Corp.	749	57,081
Lennar Corp. - Class A	413	17,325
Lowe’s Cos. Inc.	1,162	55,769
MGM Resorts International (c)	1,420	37,481
Netflix Inc. (c)	110	48,290
Nike Inc. - Class B	320	24,816
Priceline Group Inc. (c)	124	149,191
Ross Stores Inc.	336	22,213
Starbucks Corp.	870	67,297
Starwood Hotels & Resorts Worldwide Inc.	273	22,023
Tesla Motors Inc. (c)	122	29,207
Tractor Supply Co.	576	34,815
Twenty-First Century Fox Inc. - Class A	1,100	38,665
Under Armour Inc. - Class A (c) (e)	246	14,635
Vipshop Holdings Ltd. - ADR (c) (e)	105	19,713
Walt Disney Co.	415	35,556
Wynn Macau Ltd. (e)	5,801	22,721
Wynn Resorts Ltd.	198	41,076
		1,262,838
CONSUMER STAPLES - 3.3%
Costco Wholesale Corp.	228	26,210
CVS Caremark Corp.	611	46,066
Estee Lauder Cos. Inc.	250	18,558
Nestle SA	152	11,786
PepsiCo Inc.	497	44,402
Whole Foods Market Inc.	153	5,916
		152,938
ENERGY - 3.7%
Concho Resources Inc. (c)	176	25,490
Continental Resources Inc. (c) (e)	97	15,393
EQT Corp.	275	29,376
Pioneer Natural Resources Co.	263	60,325
Range Resources Corp.	438	38,069
		168,653
FINANCIALS - 5.8%
American Express Co.	448	42,540
American Tower Corp.	973	87,506
BlackRock Inc.	74	23,491
Intercontinental Exchange Inc.	96	18,191
Invesco Ltd.	558	21,076
Morgan Stanley	857	27,697
State Street Corp.	351	23,615
TD Ameritrade Holding Corp.	782	24,500
		268,616

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HEALTH CARE - 15.2%
Alexion Pharmaceuticals Inc. (c)	304	47,422
Allergan Inc.	239	40,427
Biogen Idec Inc. (c)	300	94,467
Celgene Corp. (c)	534	45,877
Gilead Sciences Inc. (c)	1,648	136,664
Humana Inc.	197	25,100
Idexx Laboratories Inc. (c)	135	18,045
Incyte Corp. (c)	333	18,811
Intuitive Surgical Inc. (c)	84	34,426
McKesson Corp.	500	93,105
Pharmacyclics Inc. (c) (e)	152	13,663
Regeneron Pharmaceuticals Inc. (c)	59	16,638
UnitedHealth Group Inc.	386	31,564
Valeant Pharmaceuticals International Inc. (c)	424	53,437
Vertex Pharmaceuticals Inc. (c)	323	30,595
		700,241
INDUSTRIALS - 13.7%
American Airlines Group Inc. (c)	1,406	60,393
Boeing Co.	517	65,816
Danaher Corp.	1,154	90,886
Delta Air Lines Inc.	493	19,093
Fastenal Co.	226	11,170
FedEx Corp.	180	27,248
Flowserve Corp.	132	9,799
JB Hunt Transport Services Inc.	166	12,225
Kansas City Southern	370	39,725
Precision Castparts Corp.	374	94,272
Roper Industries Inc.	310	45,205
Tyco International Ltd.	718	32,736
Union Pacific Corp.	81	8,030
United Continental Holdings Inc. (c)	491	20,151
United Technologies Corp.	407	47,011
Wabtec Corp.	336	27,742
WW Grainger Inc.	67	16,909
		628,411
INFORMATION TECHNOLOGY - 23.3%
Akamai Technologies Inc. (c)	267	16,321
Apple Inc.	875	81,286
ASML Holding NV - ADR	364	33,978
Baidu.com - ADR - Class A (c)	325	60,751
Cognizant Technology Solutions Corp. — Class A (c)	482	23,570
Facebook Inc. - Class A (c)	945	63,609
Fiserv Inc. (c)	302	18,241
Google Inc. - Class A (c)	244	142,660
Google Inc. - Class C (c)	246	141,346
LinkedIn Corp. (c)	169	28,978
MasterCard Inc. - Class A	1,307	96,055
NetSuite Inc. (c)	204	17,697
NHN Corp.	27	22,166
QUALCOMM Inc.	140	11,104
Red Hat Inc. (c)	466	25,728
Salesforce.com Inc. (c)	1,028	59,683
ServiceNow Inc. (c) (e)	352	21,822
Stratasys Ltd. (c) (e)	234	26,635
Tencent Holdings Ltd.	1,179	17,929
Visa Inc. - Class A	577	121,622
VMware Inc. - Class A (c)	240	23,234
Workday Inc. - Class A (c)	176	15,851
		1,070,266
MATERIALS - 3.3%
Ecolab Inc.	439	48,823
FMC Corp.	32	2,250
Martin Marietta Materials Inc. (e)	115	15,159
Praxair Inc.	224	29,769
Sherwin-Williams Co.	262	54,107
		150,108
TELECOMMUNICATION SERVICES - 3.0%
Crown Castle International Corp.	1,250	92,818
SoftBank Corp.	590	43,976
		136,794
Total Common Stocks (cost $3,198,598)		4,538,865

PREFERRED STOCKS - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Airbnb Inc. (f) (p) (q)	56	6,792
LivingSocial, Series F (f) (p) (q) (v)	154	71
Total Preferred Stocks (cost $7,976)		6,863

SHORT TERM INVESTMENTS - 2.7%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.17% (a) (h)	41,011	41,011
		43,011
Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	80,704	80,704
Total Short Term Investments (cost $123,715)		123,715
Total Investments - 101.7% (cost $3,330,289)		4,669,443
Other Assets and Liabilities, Net - (1.7%)		(76,344)
Total Net Assets - 100.0%		$4,593,099

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	27.0%
Information Technology	23.1
Health Care	15.0
Industrials	13.5
Financials	5.8
Energy	3.6
Consumer Staples	3.3
Materials	3.2
Telecommunication Services	2.9
Short Term Investments	2.6
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund

	Shares/Par †	Value
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 15.3%
Aimia Inc.	344	$6,022
ARAMARK	202	5,228
AutoZone Inc. (c)	57	30,566
Carmax Inc. (c)	868	45,145
Charter Communications Inc. - Class A (c)	199	31,518
Chipotle Mexican Grill Inc. - Class A (c)	28	16,590
Choice Hotels International Inc.	345	16,253
Coach Inc.	230	7,864
Coupons.com Inc. (c) (e)	32	842
Coupons.com Inc. (c) (f) (p) (q)	251	6,272
Dollar General Corp. (c)	258	14,799
Dollar Tree Inc. (c)	374	20,368
DSW Inc. - Class A	63	1,760
Extended Stay America Inc.	97	2,247

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Five Below Inc. (c) (e)	—	16
HanesBrands Inc.	175	17,227
Harley-Davidson Inc.	288	20,117
Harman International Industries Inc.	115	12,354
L Brands Inc.	259	15,193
Markit Ltd. (c) (e)	173	4,654
Marriott International Inc. - Class A	464	29,742
Michaels Cos. Inc. (c)	293	4,987
Netflix Inc. (c)	22	9,693
Norwegian Cruise Line Holdings Ltd. (c)	862	27,325
O’Reilly Automotive Inc. (c)	201	30,271
Tesla Motors Inc. (c)	39	9,362
Tim Hortons Inc.	259	14,175
TripAdvisor Inc. (c)	58	6,302
WABCO Holdings Inc. (c)	143	15,275
Wolverine World Wide Inc. (e)	346	9,017
		431,184
CONSUMER STAPLES - 3.5%
Keurig Green Mountain Inc.	46	5,732
Rite Aid Corp. (c)	2,876	20,621
Sprouts Farmers Market Inc. (c) (e)	370	12,106
TreeHouse Foods Inc. (c)	231	18,496
WhiteWave Foods Co. - Class A (c)	912	29,522
Whole Foods Market Inc.	288	11,125
		97,602
ENERGY - 6.2%
Athlon Energy Inc. (c)	173	8,252
Concho Resources Inc. (c)	174	25,143
CONSOL Energy Inc.	431	19,856
EQT Corp.	405	43,294
Laredo Petroleum Holdings Inc. (c)	119	3,687
Pioneer Natural Resources Co.	92	21,143
Range Resources Corp.	403	35,041
SM Energy Co.	230	19,343
		175,759
FINANCIALS - 8.4%
CBOE Holdings Inc.	460	22,637
Fidelity National Financial Inc. - Class A	1,100	36,036
HCC Insurance Holdings Inc.	459	22,463
Intercontinental Exchange Inc.	121	22,857
Jones Lang LaSalle Inc.	198	25,025
LPL Financial Holdings Inc.	350	17,409
MSCI Inc. - Class A (c)	403	18,478
Progressive Corp.	872	22,114
Santander Consumer USA Holdings Inc.	518	10,070
TD Ameritrade Holding Corp.	811	25,425
Willis Group Holdings Plc	301	13,033
		235,547
HEALTH CARE - 17.8%
Agilent Technologies Inc.	637	36,589
Align Technology Inc. (c)	51	2,880
Alkermes Plc (c)	609	30,651
Alnylam Pharmaceuticals Inc. (c) (e)	118	7,454
Bruker Corp. (c)	920	22,328
CareFusion Corp. (c)	747	33,129
Cooper Cos. Inc.	215	29,139
Covance Inc. (c)	287	24,561
Cubist Pharmaceuticals Inc. (c)	78	5,446
Dentsply International Inc.	802	37,975
Envision Healthcare Holdings Inc. (c)	375	13,466
Henry Schein Inc. (c)	230	27,294
Hospira Inc. (c)	546	28,048
Idexx Laboratories Inc. (c)	244	32,591
Illumina Inc. (c)	80	14,283
IMS Health Holdings Inc. (c)	161	4,135
Incyte Corp. (c)	217	12,248
Intuitive Surgical Inc. (c)	77	31,709
MEDNAX Inc. (c)	287	16,689
Mettler-Toledo International Inc. (c)	26	6,583
Pharmacyclics Inc. (c)	47	4,216
Puma Biotechnology Inc. (c)	51	3,366
Seattle Genetics Inc. (c) (e)	62	2,372
Sirona Dental Systems Inc. (c)	125	10,308
Teleflex Inc.	221	23,338
Universal Health Services Inc. - Class B	230	22,025
Veeva Systems Inc. - Class A (c) (e)	114	2,901
Vertex Pharmaceuticals Inc. (c)	144	13,634
		499,358
INDUSTRIALS - 20.4%
Acuity Brands Inc.	158	21,843
AMETEK Inc.	575	30,061
Babcock & Wilcox Co.	1,031	33,466
Colfax Corp. (c) (e)	305	22,735
DigitalGlobe Inc. (c)	633	17,597
Equifax Inc.	345	25,026
Fastenal Co.	609	30,139
Hertz Global Holdings Inc. (c)	691	19,369
IDEX Corp.	516	41,662
IHS Inc. - Class A (c)	367	49,791
JB Hunt Transport Services Inc.	230	16,969
Kansas City Southern	182	19,567
Manpower Inc.	285	24,182
Nordson Corp.	116	9,302
Pall Corp.	442	37,742
Quanta Services Inc. (c)	351	12,138
Rexnord Corp. (c)	604	17,003
Roper Industries Inc.	230	33,582
Sensata Technologies Holding NV (c)	638	29,846
Textron Inc.	1,157	44,302
Towers Watson & Co.	64	6,671
Verisk Analytics Inc. - Class A (c)	345	20,707
Xylem Inc.	287	11,216
		574,916
INFORMATION TECHNOLOGY - 17.8%
Akamai Technologies Inc. (c)	258	15,754
Altera Corp.	1,157	40,217
Atlassian Corp. (c) (f) (p) (q)	102	1,628
Atlassian Corp. (c) (f) (p) (q)	38	608
Atlassian Corp., Class A (c) (f) (p) (q)	15	239
Atlassian Corp., Class A (c) (f) (p) (q)	78	1,246
Atlassian Corp., Class A (c) (f) (p) (q)	22	346
Atmel Corp. (c)	1,842	17,260
Cognex Corp. (c)	58	2,227
Concur Technologies Inc. (c) (e)	173	16,148
CoreLogic Inc. (c)	650	19,734
Cree Inc. (c)	91	4,545
Dropbox Inc. (c) (f) (p) (q)	42	780
FactSet Research Systems Inc. (e)	231	27,785
FEI Co.	173	15,696
Fidelity National Information Services Inc.	231	12,645
Fiserv Inc. (c)	809	48,799
Gartner Inc. - Class A (c)	448	31,593
Global Payments Inc.	288	20,981
Guidewire Software Inc. (c)	29	1,179
IPG Photonics Corp. (c) (e)	87	5,986
JDS Uniphase Corp. (c)	1,669	20,812
LinkedIn Corp. - Class A (c)	36	6,173
Microchip Technology Inc. (e)	231	11,275
Motorola Solutions Inc.	556	37,013
Rackspace Hosting Inc. (c)	231	7,775
Red Hat Inc. (c)	608	33,604

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
ServiceNow Inc. (c) (e)	116	7,187
Stratasys Ltd. (c) (e)	29	3,295
Trimble Navigation Ltd. (c) (e)	403	14,891
Vantiv Inc. - Class A (c)	690	23,198
VeriSign Inc. (c)	580	28,310
Workday Inc. - Class A (c)	57	5,122
Xilinx Inc.	345	16,322
		500,373
MATERIALS - 4.3%
Agnico-Eagle Mines Ltd. (e)	351	13,443
Ball Corp.	288	18,052
Celanese Corp. - Class A	345	22,177
Franco-Nevada Corp.	378	21,698
Martin Marietta Materials Inc. (e)	144	19,015
Rockwood Holdings Inc.	344	26,140
		120,525
UTILITIES - 0.7%
Calpine Corp. (c)	805	19,167
Total Common Stocks (cost $1,869,731)		2,654,431

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
LivingSocial (c) (f) (p) (q)	719	316
INFORMATION TECHNOLOGY - 0.3%
Atlassian Corp. (c) (f) (p) (q)	75	1,204
Dropbox Inc., Series A-1 (c) (f) (p) (q) (v)	258	4,757
Dropbox Inc., Series A (c) (f) (p) (q) (v)	53	969
		6,930
Total Preferred Stocks (cost $8,080)		7,246

SHORT TERM INVESTMENTS - 9.1%
Investment Companies - 5.5%
JNL Money Market Fund, 0.01% (a) (h)	695	695
T. Rowe Price Reserves Investment Fund, 0.17% (a) (h)	154,807	154,807
		155,502
Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	100,887	100,887
Total Short Term Investments (cost $256,389)		256,389
Total Investments - 103.8% (cost $2,134,200)		2,918,066
Other Assets and Liabilities, Net - (3.8%)		(106,161)
Total Net Assets - 100.0%		$2,811,905

Portfolio Composition:	Percentage of Total Investments
Industrials	19.7%
Information Technology	17.4
Health Care	17.1
Consumer Discretionary	14.8
Financials	8.1
Energy	6.0
Materials	4.1
Consumer Staples	3.3
Utilities	0.7
Short Term Investments	8.8
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 22.6%
Ally Auto Receivables Trust
0.75%, 02/21/17	$2,775	$2,775
3.15%, 10/15/18 (r)	960	984
Ally Master Owner Trust
0.95%, 02/15/17 (i)	8,000	8,030
1.00%, 02/15/18	580	582
1.29%, 01/15/19	2,065	2,068
American Express Credit Account Master Trust
0.32%, 04/17/17 (i)	3,185	3,186
0.99%, 03/15/18	2,840	2,849
1.29%, 03/15/18 (r)	3,245	3,270
1.07%, 05/15/18 (r)	770	774
1.26%, 01/15/20	2,775	2,775
AmeriCredit Automobile Receivables Trust
2.33%, 03/08/16	41	41
1.73%, 02/08/17	1,710	1,720
0.96%, 04/09/18	800	803
1.19%, 05/08/18	2,560	2,567
1.52%, 01/08/19	915	917
1.60%, 07/08/19	2,305	2,304
ARI Fleet Lease Trust, 0.81%, 11/15/22 (r)	3,480	3,483
Banc of America Commercial Mortgage Trust REMIC
5.92%, 05/10/45 (i)	6,510	6,976
5.37%, 09/10/45 (i)	3,260	3,438
5.63%, 07/10/46	1,807	1,939
Banc of America Merill Lynch Commercial Mortgage Inc. REMIC
4.62%, 07/10/43	3,103	3,140
4.67%, 07/10/43	7,804	8,018
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.20%, 12/11/38	4,560	4,952
4.67%, 06/11/41	955	980
5.54%, 09/11/41	1,234	1,327
5.54%, 10/12/41	1,785	1,938
5.75%, 09/11/42	1,824	1,860
5.70%, 06/11/50	610	616
BMW Vehicle Lease Trust, 0.54%, 09/21/15	4,050	4,053
Cabela’s Master Credit Card Trust, 1.60%, 01/16/18 (i) (r)	1,700	1,711
Capital Auto Receivables Asset Trust
0.79%, 06/20/17	4,790	4,800
1.24%, 10/20/17	2,985	3,008
1.09%, 03/20/18	6,860	6,882
1.26%, 05/21/18	4,790	4,797
1.32%, 06/20/18	2,310	2,324
2.22%, 01/22/19	645	653
CarMax Auto Owner Trust
0.89%, 09/15/16	866	868
0.84%, 03/15/17	2,092	2,098
0.52%, 07/17/17	2,848	2,850
1.69%, 08/15/19	325	325
1.93%, 11/15/19	460	460
CCG Receivables Trust, 1.06%, 11/15/21 (r)	1,980	1,981
Chase Issuance Trust, 1.01%, 10/15/18	2,295	2,302
Citibank Credit Card Issuance Trust, 1.02%, 02/22/19	5,020	5,017
Citigroup Commercial Mortgage Trust REMIC
1.20%, 03/10/47	1,186	1,185
1.24%, 05/10/47	2,047	2,049
CNH Equipment Trust
0.69%, 06/15/18	6,910	6,923
1.02%, 08/15/18	960	965

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
CNH Wholesale Master Note Trust, 0.75%, 08/15/19 (i) (r)	2,275	2,281
COMM Mortgage Trust REMIC
1.00%, 02/13/32 (i) (r)	1,280	1,282
1.22%, 02/10/47	5,694	5,688
1.28%, 05/10/47	1,464	1,462
1.44%, 07/15/47	1,805	1,808
Commercial Mortgage Pass-Through Certificates REMIC
5.17%, 06/10/44 (i)	560	584
1.16%, 12/10/44	198	199
1.30%, 03/10/47	1,473	1,470
1.26%, 04/10/47	2,185	2,182
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	1,200	1,210
CSMC Trust REMIC, 1.05%, 04/15/27 (i) (r)	675	675
Diamond Resorts Owner Trust, 2.27%, 05/20/26 (r)	2,058	2,071
Enterprise Fleet Financing LLC
0.68%, 09/20/18 (r)	3,351	3,351
1.06%, 03/20/19 (r)	2,034	2,043
0.87%, 09/20/19 (r)	1,450	1,450
Exeter Automobile Receivables Trust, 1.06%, 08/15/18 (r)	785	785
Ford Credit Auto Lease Trust
1.01%, 05/15/16	2,130	2,138
1.28%, 06/15/16	1,565	1,570
1.23%, 11/15/16	2,010	2,006
1.51%, 08/15/17	1,375	1,380
REMIC, 1.10%, 12/15/15 (r)	735	738
REMIC, 1.50%, 03/15/17 (r)	910	915
Ford Credit Auto Owner Trust, 4.05%, 10/15/16	645	648
Ford Credit Floorplan Master Owner Trust
0.74%, 09/15/16	3,945	3,948
4.20%, 02/15/17 (r)	3,120	3,193
4.99%, 02/15/17 (r)	2,230	2,291
Fosse Master Issuer Plc, 1.63%, 10/18/54 (i) (r)	1,324	1,340
GE Capital Credit Card Master Note Trust
1.03%, 01/15/18	2,960	2,969
5.75%, 03/15/18 (r)	2,325	2,401
GE Dealer Floorplan Master Note Trust
0.59%, 10/20/17 (i)	5,265	5,277
0.55%, 04/20/18 (i)	4,635	4,648
GE Equipment Midticket LLC, 0.78%, 09/22/20	2,390	2,390
GE Equipment Small Ticket LLC
1.04%, 09/21/15 (r)	714	715
0.95%, 09/25/17 (r)	4,995	5,012
GE Equipment Transportation LLC
0.99%, 11/23/15	121	121
1.48%, 08/23/22	845	845
GreatAmerica Leasing Receivables Funding LLC, 0.89%, 07/15/17 (r)	2,905	2,909
Greenwich Capital Commercial Funding Corp. REMIC, 6.01%, 07/10/38 (i)	3,535	3,804
GS Mortgage Securities Trust
1.21%, 07/10/46	1,234	1,236
REMIC, 5.55%, 04/10/38 (i)	2,240	2,366
REMIC, 1.29%, 06/10/47	1,585	1,583
GSMS Mortgage Securities Trust, 1.34%, 04/10/47	3,328	3,334
GTP Acquisition Partners I LLC
4.35%, 06/15/16 (r)	1,690	1,748
2.36%, 05/15/18 (r)	5,715	5,620
Hilton Grand Vacations Trust, 1.77%, 11/25/26 (r)	2,440	2,440
Holmes Master Issuer Plc, 1.88%, 10/15/54 (i) (r)	3,755	3,789
Honda Auto Receivables Owner Trust
0.56%, 05/15/16	2,223	2,225
1.55%, 08/18/17	1,521	1,523
0.69%, 09/18/17	3,030	3,035
HSBC Home Equity Loan Trust REMIC, 0.30%, 03/20/36 (i)	795	788
Huntington Auto Trust, 0.81%, 09/15/16	1,939	1,943
Hyundai Auto Lease Securitization Trust
0.77%, 10/17/16 (r)	3,480	3,490
1.26%, 09/17/18 (r)	1,630	1,633
Hyundai Auto Receivables Trust
3.51%, 11/15/17	6,830	7,071
0.73%, 06/15/18	4,305	4,309
0.75%, 09/17/18	3,900	3,893
John Deere Owner Trust, 0.60%, 03/15/17	7,160	7,176
JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 1.27%, 07/15/47	1,670	1,670
JPMBB Commercial Mortgage Securities Trust REMIC
1.26%, 08/15/46	2,331	2,340
1.27%, 04/15/47	1,741	1,742
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.68%, 07/15/42	323	325
5.00%, 08/15/42 (i)	2,421	2,527
5.48%, 12/12/44 (i)	1,593	1,673
1.03%, 05/15/45	309	310
JPMorgan Mortgage Trust REMIC, 2.59%, 07/25/35 (i)	218	220
Kubota Credit Owner Trust, 0.58%, 02/15/17 (r)	2,705	2,705
Lanark Master Issuer Plc REMIC, 0.73%, 12/22/54 (i) (r)	5,330	5,322
LB-UBS Commercial Mortgage Trust REMIC
5.20%, 11/15/30 (i)	3,775	3,886
4.57%, 01/15/31	105	109
Mercedes-Benz Auto Lease Trust
0.62%, 07/15/16	2,065	2,068
0.72%, 12/17/18	2,155	2,158
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,025	1,026
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,948
MMAF Equipment Finance LLC, 0.87%, 01/08/19 (r)	6,215	6,211
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
1.31%, 10/15/46	1,613	1,618
1.25%, 02/15/47	1,180	1,179
1.29%, 06/15/47	1,125	1,124
Morgan Stanley Capital I Trust REMIC
5.27%, 06/13/41 (i)	57	57
4.78%, 12/13/41	689	696
4.99%, 08/13/42	1,565	1,607
5.73%, 07/12/44 (i)	2,464	2,648
Motor Plc
1.29%, 02/25/20 (r)	512	513
0.65%, 02/25/21 (r)	2,485	2,486
0.63%, 08/25/21 (i) (r)	2,838	2,841
MVW Owner Trust, 2.15%, 04/22/30 (r)	772	779
Navistar Financial Corp. Owner Trust, 1.19%, 01/18/19 (r)	2,637	2,641
Navistar Financial Dealer Note Master Trust
0.82%, 01/25/18 (i) (r)	4,920	4,921
0.83%, 09/25/18 (i) (r)	2,505	2,512
Nissan Auto Lease Trust, 0.75%, 06/15/16	960	963
RSB Bondco LLC, 5.72%, 04/01/18	2,366	2,462
SBA Tower Trust REMIC
2.93%, 12/15/17 (r)	7,540	7,683

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.60%, 04/15/18 (r)	2,270	2,283
2.24%, 04/16/18 (r)	2,925	2,902
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	17	17
Sierra Receivables Funding Co. LLC, 2.07%, 03/20/30 (r)	2,992	2,996
Sierra Timeshare Receivables Funding LLC
1.59%, 11/20/29 (r)	1,073	1,078
2.20%, 10/20/30 (r)	1,607	1,616
SMART Trust
0.84%, 09/14/16	785	786
1.59%, 10/14/16 (r)	4,510	4,538
0.97%, 03/14/17	2,320	2,327
0.95%, 02/14/18	4,040	4,049
1.18%, 02/14/19	1,165	1,163
Structured Asset Securities Corp. REMIC, 2.44%, 09/25/33 (i)	446	448
Toyota Auto Receivables Owner Trust, 0.75%, 02/16/16	736	737
Volkswagen Auto Loan Enhanced Trust, 0.56%, 08/21/17	7,835	7,843
Volvo Financial Equipment LLC, 0.82%, 04/16/18 (r)	1,850	1,851
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	683
Wells Fargo Mortgage Backed Securities Trust REMIC
2.61%, 06/25/34 (i)	178	179
2.61%, 04/25/35 (i)	1,455	1,480
WF-RBS Commercial Mortgage Trust REMIC
1.19%, 03/15/47	1,839	1,838
1.28%, 05/15/47	2,862	2,865
Wheels SPV 2 LLC, 0.84%, 03/20/23 (r)	2,230	2,229
Wheels SPV LLC REMIC, 1.19%, 03/20/21 (r)	556	558
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	758	759
1.06%, 11/15/17	1,365	1,368
World Omni Master Owner Trust, 0.50%, 02/15/18 (i) (r)	7,440	7,449
Total Non-U.S. Government Agency Asset-Backed Securities (cost $405,700)		403,576

CORPORATE BONDS AND NOTES - 50.8%
CONSUMER DISCRETIONARY - 4.4%
AutoZone Inc.
5.75%, 01/15/15 (l)	780	802
5.50%, 11/15/15	955	1,016
1.30%, 01/13/17	2,490	2,496
Brinker International Inc., 2.60%, 05/15/18	1,455	1,455
Carnival Corp., 1.20%, 02/05/16	2,075	2,087
COX Communications Inc., 5.45%, 12/15/14	967	988
Daimler Finance North America LLC
1.13%, 03/10/17 (r)	5,590	5,582
1.09%, 08/01/18 (i) (r)	3,745	3,784
Delphi Corp., 6.13%, 05/15/21 (e)	670	749
DIRECTV Holdings LLC
3.50%, 03/01/16	2,635	2,749
2.40%, 03/15/17	7,345	7,563
1.75%, 01/15/18	3,120	3,124
GLP Capital LP, 4.38%, 11/01/18 (r)	3,600	3,717
Hyundai Capital America, 1.45%, 02/06/17 (r)	1,845	1,852
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	5,055	5,141
NBCUniversal Enterprise Inc., 0.91%, 04/15/18 (i) (r)	2,635	2,664
Newell Rubbermaid Inc., 2.00%, 06/15/15	830	841
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	4,065
Rogers Cable Inc., 6.75%, 03/15/15	877	917
Thomson Reuters Corp.
0.88%, 05/23/16	6,505	6,502
1.30%, 02/23/17	1,935	1,937
Time Warner Cable Inc.
8.75%, 02/14/19	3,570	4,565
8.25%, 04/01/19	3,575	4,529
Viacom Inc., 2.50%, 09/01/18	870	889
Volkswagen Group of America Finance LLC, 1.25%, 05/23/17 (r)	7,180	7,184
Whirlpool Corp., 1.35%, 03/01/17	1,045	1,046
		78,244
CONSUMER STAPLES - 2.5%
Avon Products Inc., 2.38%, 03/15/16 (l)	1,790	1,814
BAT International Finance Plc, 1.40%, 06/05/15 (r)	2,490	2,511
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	1,650	1,719
3.20%, 06/15/17	6,640	6,922
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	6,605	6,662
CVS Caremark Corp., 1.20%, 12/05/16	1,765	1,776
Heineken NV, 1.40%, 10/01/17 (r)	2,565	2,563
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	7,035
Kraft Foods Group Inc., 1.63%, 06/04/15	2,670	2,697
Kroger Co., 1.20%, 10/17/16	1,315	1,319
Reynolds American Inc., 1.05%, 10/30/15	1,035	1,035
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	2,950	2,971
WM Wrigley Jr. Co.
1.40%, 10/21/16 (r)	785	790
2.00%, 10/20/17 (r)	3,875	3,931
		43,745
ENERGY - 9.4%
Anadarko Petroleum Corp., 6.38%, 09/15/17	6,615	7,615
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,597
Cameron International Corp.
1.15%, 12/15/16	620	620
1.40%, 06/15/17	2,265	2,273
Canadian Natural Resources Ltd.
1.45%, 11/14/14	2,945	2,957
5.70%, 05/15/17 (e)	4,010	4,491
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	1,831	1,835
CNOOC Nexen Finance 2014 ULC, 1.63%, 04/30/17	1,835	1,839
Continental Resources Inc., 7.13%, 04/01/21	1,670	1,891
DCP Midstream LLC, 5.38%, 10/15/15 (r)	3,310	3,461
DCP Midstream Operating LP
3.25%, 10/01/15	280	288
2.50%, 12/01/17	4,640	4,772
2.70%, 04/01/19	140	142
Delek & Avner Tamar Bond Ltd., 2.80%, 12/30/16 (r)	1,245	1,249
Ecopetrol SA, 4.25%, 09/18/18	705	757
Enbridge Inc.
0.88%, 10/01/16 (i)	5,230	5,259
0.68%, 06/02/17 (i)	1,580	1,583
Energy Transfer Partners LP
5.95%, 02/01/15	4,110	4,221
6.70%, 07/01/18	1,465	1,715
EnLink Midstream Partners LP, 2.70%, 04/01/19	630	639
Ensco Plc, 3.25%, 03/15/16	7,605	7,914
Enterprise Products Operating LLC
5.60%, 10/15/14	2,263	2,296

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
1.25%, 08/13/15	3,220	3,243
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	4,685	4,821
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	2,480	2,522
3.50%, 03/01/16	1,525	1,588
Korea National Oil Corp., 4.00%, 10/27/16 (r)	1,725	1,826
Marathon Oil Corp., 0.90%, 11/01/15	4,570	4,586
Murphy Oil Corp., 2.50%, 12/01/17 (l)	6,210	6,355
Nabors Industries Inc., 2.35%, 09/15/16	1,040	1,062
Noble Holding International Ltd.
3.45%, 08/01/15	975	1,003
3.05%, 03/01/16	4,295	4,428
2.50%, 03/15/17	540	552
ONEOK Partners LP
3.25%, 02/01/16	5,835	6,062
3.20%, 09/15/18	270	282
Petrobras Global Finance BV
2.00%, 05/20/16 (e)	3,575	3,577
3.25%, 03/17/17	3,965	4,058
PetroHawk Energy Corp., 7.25%, 08/15/18	5,270	5,507
Petroleos Mexicanos
3.50%, 07/18/18	2,230	2,344
3.13%, 01/23/19 (r)	565	584
Phillips 66, 1.95%, 03/05/15	2,760	2,788
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	7,920
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,079
SESI LLC
6.38%, 05/01/19	3,380	3,608
7.13%, 12/15/21	2,135	2,407
Talisman Energy Inc., 5.13%, 05/15/15	3,005	3,123
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	4,960	5,513
TransCanada PipeLines Ltd., 0.91%, 06/30/16 (i)	5,985	6,034
Transocean Inc.
4.95%, 11/15/15	1,910	2,014
5.05%, 12/15/16 (l)	1,285	1,396
2.50%, 10/15/17 (l)	4,490	4,584
Williams Partners LP, 3.80%, 02/15/15	6,561	6,687
		166,967
FINANCIALS - 20.7%
Aflac Inc., 2.65%, 02/15/17	645	670
AIA Group Ltd., 2.25%, 03/11/19 (r)	1,086	1,087
American Express Co., 0.81%, 05/22/18 (i)	7,075	7,128
American Honda Finance Corp., 0.60%, 05/26/16 (i) (r)	4,910	4,931
ANZ National International Ltd., 1.85%, 10/15/15 (r)	5,455	5,537
AXIS Specialty Finance Plc, 2.65%, 04/01/19	1,370	1,382
Bank of America Corp.
1.50%, 10/09/15	6,240	6,297
1.25%, 01/11/16	5,045	5,082
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (r)	5,935	5,999
Banque Federative du Credit Mutuel SA
1.70%, 01/20/17 (r)	4,140	4,174
2.50%, 10/29/18 (r)	4,075	4,142
Barclays Bank Plc
5.00%, 09/22/16	2,655	2,886
6.05%, 12/04/17 (r)	6,620	7,509
BB&T Corp., 1.09%, 06/15/18 (i)	2,115	2,151
Boston Properties LP, 5.00%, 06/01/15	3,095	3,218
BPCE SA, 2.50%, 12/10/18 (e)	4,080	4,135
Capital One Bank USA NA, 1.15%, 11/21/16	1,200	1,205
Capital One Financial Corp.
2.13%, 07/15/14	4,015	4,018
2.15%, 03/23/15	3,065	3,102
Citigroup Inc.
1.25%, 01/15/16	4,270	4,295
1.02%, 04/01/16 (i)	7,260	7,306
1.30%, 11/15/16	765	766
Commonwealth Bank of Australia, 1.13%, 03/13/17	7,745	7,747
Credit Suisse, 1.38%, 05/26/17	5,805	5,823
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	5,145
ERP Operating LP, 5.13%, 03/15/16	4,000	4,292
Fidelity National Financial Inc., 6.60%, 05/15/17	3,100	3,491
Fifth Third Bancorp, 3.63%, 01/25/16	2,730	2,850
Fifth Third Bank
1.15%, 11/18/16	2,855	2,864
1.35%, 06/01/17	2,960	2,966
Ford Motor Credit Co. LLC
3.88%, 01/15/15	3,285	3,344
2.75%, 05/15/15	3,630	3,700
3.00%, 06/12/17	4,470	4,663
General Electric Capital Corp.
2.38%, 06/30/15	5,820	5,940
0.94%, 04/02/18 (i)	8,150	8,259
Goldman Sachs Group Inc.
1.60%, 11/23/15	4,103	4,145
6.25%, 09/01/17	6,198	7,063
6.15%, 04/01/18	1,780	2,039
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	3,955	3,976
HBOS Plc, 6.75%, 05/21/18 (r)	5,360	6,174
HSBC Bank Plc, 0.86%, 05/15/18 (i) (r)	4,875	4,920
HSBC USA Inc., 2.38%, 02/13/15	3,225	3,265
Hyundai Capital America
1.63%, 10/02/15 (r)	1,870	1,887
1.88%, 08/09/16 (r)	2,970	3,013
Hyundai Capital Services Inc.
6.00%, 05/05/15 (r)	1,175	1,225
4.38%, 07/27/16 (r)	5,345	5,682
3.50%, 09/13/17 (r)	1,725	1,814
IntercontinentalExchange Group Inc., 2.50%, 10/15/18	1,375	1,406
JPMorgan Chase & Co.
0.85%, 02/26/16 (i)	3,195	3,213
2.00%, 08/15/17	8,560	8,704
KeyBank NA, 4.95%, 09/15/15	590	619
KeyCorp, 3.75%, 08/13/15	2,560	2,648
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,614
Legg Mason Inc., 2.70%, 07/15/19 (e)	635	639
Lloyds Bank Plc, 2.30%, 11/27/18	2,350	2,386
Manufacturers & Traders Trust Co., 1.25%, 01/30/17	5,705	5,723
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	1,655	1,691
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,805	2,061
Metropolitan Life Global Funding I
1.30%, 04/10/17 (r)	5,155	5,166
1.50%, 01/10/18 (r)	3,440	3,415
Morgan Stanley
1.51%, 04/25/18 (i)	5,755	5,869
1.08%, 01/24/19 (i)	10,550	10,621
National Bank of Canada, 1.45%, 11/07/17	8,005	7,987
New York Life Global Funding, 2.45%, 07/14/16 (r)	5,160	5,333
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,164
Perrigo Co. Plc, 1.30%, 11/08/16 (r)	2,025	2,022
PNC Bank NA, 1.15%, 11/01/16	2,845	2,859
Principal Financial Group Inc., 1.85%, 11/15/17	980	985

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Principal Life Global Funding II, 0.60%, 05/27/16 (i) (r)	10,015	10,061
Prudential Financial Inc., 5.10%, 09/20/14	2,680	2,707
Regions Bank, 7.50%, 05/15/18	4,870	5,796
Regions Financial Corp.
7.75%, 11/10/14	1,470	1,507
5.75%, 06/15/15	2,895	3,026
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,950	3,011
Simon Property Group LP, 4.20%, 02/01/15	540	546
Sumitomo Mitsui Banking Corp., 0.90%, 01/18/16	3,235	3,239
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,510
SunTrust Banks Inc., 2.35%, 11/01/18	1,870	1,894
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,221
Toronto-Dominion Bank, 0.77%, 04/30/18 (i)	4,565	4,598
Union Bank NA, 2.13%, 06/16/17	3,630	3,710
Ventas Realty LP
3.13%, 11/30/15	4,955	5,114
2.00%, 02/15/18	1,585	1,598
Wachovia Bank NA, 4.88%, 02/01/15	2,210	2,267
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/08/14) (i) (m)	425	412
WEA Finance LLC, 5.75%, 09/02/15 (r)	3,790	4,098
Wells Fargo & Co.
1.25%, 02/13/15	3,440	3,460
2.10%, 05/08/17	3,120	3,199
Westpac Banking Corp.
1.13%, 09/25/15	5,595	5,639
1.05%, 11/25/16	2,580	2,586
Woodside Finance Ltd., 4.50%, 11/10/14 (r)	3,175	3,219
XLIT Ltd., 2.30%, 12/15/18	2,015	2,004
		369,854
HEALTH CARE - 3.5%
AbbVie Inc., 1.20%, 11/06/15	5,940	5,980
Aetna Inc., 1.50%, 11/15/17	2,050	2,057
Agilent Technologies Inc., 6.50%, 11/01/17	4,410	5,042
Celgene Corp., 1.90%, 08/15/17	770	781
Express Scripts Holding Co.
2.75%, 11/21/14	4,895	4,941
2.10%, 02/12/15	945	954
1.25%, 06/02/17	2,790	2,785
Express Scripts Inc., 3.13%, 05/15/16	2,700	2,813
Gilead Sciences Inc., 2.40%, 12/01/14	2,205	2,223
Humana Inc., 6.45%, 06/01/16	1,775	1,955
Life Technologies Corp.
4.40%, 03/01/15	1,185	1,215
3.50%, 01/15/16	6,030	6,264
McKesson Corp.
0.95%, 12/04/15	1,575	1,581
1.29%, 03/10/17	2,735	2,740
Thermo Fisher Scientific Inc., 1.30%, 02/01/17	2,615	2,618
UnitedHealth Group Inc.
0.85%, 10/15/15	1,540	1,546
1.88%, 11/15/16	1,535	1,571
Ventas Realty LP
1.55%, 09/26/16	700	707
1.25%, 04/17/17	910	910
Warner Chilcott Co. LLC, 7.75%, 09/15/18	7,793	8,193
Watson Pharmaceuticals Inc., 1.88%, 10/01/17	4,435	4,474
WellPoint Inc., 1.25%, 09/10/15	1,680	1,693
		63,043
INDUSTRIALS - 3.0%
BAA Funding Ltd., 2.50%, 06/25/15 (r)	5,690	5,783
Catholic Health Initiatives
1.60%, 11/01/17	535	526
2.60%, 08/01/18	2,165	2,177
Eaton Corp., 1.50%, 11/02/17	2,205	2,207
ERAC USA Finance LLC
5.60%, 05/01/15 (r)	1,190	1,238
1.40%, 04/15/16 (r)	2,670	2,690
2.75%, 03/15/17 (r)	1,475	1,521
6.38%, 10/15/17 (r)	620	713
2.80%, 11/01/18 (r)	400	413
Experian Finance Plc, 2.38%, 06/15/17 (e) (r)	2,080	2,125
GATX Corp.
3.50%, 07/15/16	3,365	3,525
1.25%, 03/04/17	2,575	2,566
2.38%, 07/30/18	1,005	1,014
General Electric Co., 0.85%, 10/09/15	3,720	3,738
International Lease Finance Corp., 2.18%, 06/15/16 (i)	3,475	3,497
JB Hunt Transport Services Inc., 2.40%, 03/15/19	755	758
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20	2,255	2,160
Penske Truck Leasing Co. LP
2.50%, 07/11/14 (r)	90	90
3.13%, 05/11/15 (r)	990	1,012
2.50%, 03/15/16 (r)	3,085	3,171
2.88%, 07/17/18 (r)	1,405	1,438
2.50%, 06/15/19 (r)	2,080	2,084
Roper Industries Inc.
1.85%, 11/15/17	885	892
2.05%, 10/01/18	2,290	2,293
Southwest Airlines Co.
5.25%, 10/01/14	2,760	2,789
5.75%, 12/15/16	1,230	1,359
Waste Management Inc., 2.60%, 09/01/16	1,300	1,345
		53,124
INFORMATION TECHNOLOGY - 1.3%
Arrow Electronics Inc., 3.38%, 11/01/15	2,295	2,368
Baidu Inc., 2.75%, 06/09/19	1,670	1,676
Broadcom Corp., 2.38%, 11/01/15	1,590	1,627
Fidelity National Information Services Inc., 1.45%, 06/05/17	1,280	1,278
Fiserv Inc., 3.13%, 06/15/16	6,315	6,560
Hewlett-Packard Co.
1.78%, 09/19/14 (i)	1,560	1,565
2.63%, 12/09/14	2,755	2,782
2.35%, 03/15/15	1,985	2,011
Juniper Networks Inc., 3.10%, 03/15/16	575	591
Tencent Holdings Ltd., 2.00%, 05/02/17 (r)	2,375	2,392
Xerox Corp., 2.95%, 03/15/17	575	600
		23,450
MATERIALS - 1.0%
Anglo American Capital Plc, 1.18%, 04/15/16 (i) (r)	1,805	1,811
Eastman Chemical Co., 2.40%, 06/01/17	1,930	1,987
Goldcorp Inc., 2.13%, 03/15/18	2,080	2,086
International Paper Co., 5.30%, 04/01/15	2,425	2,512
Martin Marietta Materials Inc., 1.33%, 06/30/17 (i) (r)	2,390	2,388
Rio Tinto Finance USA Plc, 1.38%, 06/17/16	4,245	4,290
Rock-Tenn Co., 3.50%, 03/01/20 (e)	3,250	3,344
		18,418
TELECOMMUNICATION SERVICES - 1.9%
America Movil SAB de CV
3.63%, 03/30/15	1,580	1,614

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
2.38%, 09/08/16	2,565	2,637
American Tower Corp., 4.63%, 04/01/15	9,900	10,197
British Telecommunications Plc, 1.63%, 06/28/16	1,695	1,718
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,909
Verizon Communications Inc.
2.50%, 09/15/16	4,420	4,556
1.35%, 06/09/17	3,285	3,283
		32,914
UTILITIES - 3.1%
Appalachian Power Co., 3.40%, 05/24/15	455	466
CMS Energy Corp., 4.25%, 09/30/15	7,505	7,818
Commonwealth Edison Co., 1.95%, 09/01/16	1,095	1,124
Dominion Resources Inc.
1.95%, 08/15/16	1,465	1,498
1.25%, 03/15/17	3,370	3,383
1.40%, 09/15/17	4,295	4,287
Duke Energy Corp.
3.95%, 09/15/14	1,160	1,168
1.63%, 08/15/17	1,440	1,452
Electricite de France, 1.15%, 01/20/17 (r)	3,945	3,945
Enel Finance International NV, 3.88%, 10/07/14 (r)	2,535	2,555
Georgia Power Co., 0.55%, 03/15/16 (i)	1,980	1,979
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (r)	2,320	2,334
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,906
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,050
Monongahela Power Co., 5.70%, 03/15/17 (r)	420	466
NextEra Energy Capital Holdings Inc., 1.20%, 06/01/15	1,320	1,328
NiSource Finance Corp., 5.40%, 07/15/14	4,710	4,719
Origin Energy Finance Ltd., 3.50%, 10/09/18 (r)	4,070	4,223
PPL Capital Funding Inc., 1.90%, 06/01/18	1,220	1,219
PPL WEM Holdings Plc, 3.90%, 05/01/16 (r)	4,735	4,958
PSEG Power LLC, 2.75%, 09/15/16	1,215	1,261
Southern Co., 1.95%, 09/01/16	1,370	1,402
		55,541
Total Corporate Bonds and Notes (cost $895,824)		905,300

GOVERNMENT AND AGENCY OBLIGATIONS - 24.8%
GOVERNMENT SECURITIES - 12.3%
Federal Home Loan Mortgage Corp. - 1.4% (w)
Federal Home Loan Mortgage Corp., 0.88%, 10/14/16	25,000	25,139
Federal National Mortgage Association - 1.3% (w)
Federal National Mortgage Association
0.63%, 08/26/16	9,780	9,785
0.88%, 08/28/17	13,755	13,660
		23,445
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,346
University of California, 0.65%, 07/01/41	1,470	1,472
		6,818
Sovereign - 1.7%
Hazine Mustesarligi Varlik Kiralama A/S, 4.56%, 10/10/18 (r)	1,825	1,907
Iceland Government International Bond, 4.88%, 06/16/16 (r)	7,510	7,887
Mexico Bonos, 9.50%, 12/18/14, MXN	265,755	21,082
		30,876
Treasury Inflation Index Securities - 3.1%
U.S. Treasury Inflation Indexed Note
2.00%, 07/15/14 (n)	44,247	44,358
0.50%, 04/15/15 (n)	10,710	10,864
		55,222
U.S. Treasury Securities - 4.4%
U.S. Treasury Note
0.38%, 08/31/15	25,000	25,061
0.63%, 11/15/16	25,445	25,449
0.75%, 06/01/18 (e)	27,255	27,298
		77,808
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.5%
Federal Home Loan Mortgage Corp. - 2.3%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 12/01/23	2,874	3,097
4.50%, 11/01/18 - 08/01/25	941	1,012
1.37%, 05/25/19	6,934	6,977
5.50%, 10/01/19 - 07/01/20	557	596
4.00%, 05/01/26	1,299	1,389
2.36%, 09/01/33 - 06/01/35 (i)	556	587
2.38%, 09/01/33 - 02/01/35 (i)	212	226
2.23%, 10/01/34 - 02/01/35 (i)	103	109
2.52%, 11/01/34 (i)	50	53
2.53%, 11/01/34 - 02/01/35 (i)	124	132
2.30%, 01/01/35 - 02/01/35 (i)	109	115
2.25%, 02/01/35 - 02/01/35 (i)	124	131
2.49%, 09/01/35 (i)	760	812
2.39%, 10/01/35 (i)	287	305
2.35%, 11/01/35 (i)	283	300
2.24%, 03/01/36 (i)	304	321
6.00%, 11/01/37	1,183	1,328
REMIC, 1.43%, 08/25/17	5,810	5,858
REMIC, 2.06%, 03/25/20	8,409	8,596
REMIC, 5.00%, 10/15/21	277	289
REMIC, 0.60%, 05/15/36 (i)	475	477
REMIC, 0.65%, 08/15/41 - 07/15/42 (i)	8,643	8,634
		41,344
Federal National Mortgage Association - 8.5%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/39	27,339	30,524
4.50%, 06/01/19 - 07/01/26	22,155	23,727
5.00%, 07/01/19 - 07/01/41	10,731	11,765
4.00%, 02/01/25 - 10/01/41	28,718	30,621
3.50%, 10/01/25 - 02/01/27	18,669	19,800
3.00%, 10/01/26 - 09/01/27	10,142	10,541
2.23%, 03/01/33 (i)	4	4
1.79%, 06/01/33 (i)	40	42
2.34%, 06/01/33 - 12/01/33 (i)	907	966
2.35%, 07/01/33 (i)	31	33
2.63%, 09/01/33 (i)	2	2
2.20%, 12/01/33 (i)	2	2
2.42%, 04/01/34 - 06/01/35 (i)	686	732
2.19%, 10/01/34 (i)	21	23
2.11%, 11/01/34 - 11/01/35 (i)	664	701
2.49%, 11/01/34 - 07/01/35 (i)	1,222	1,307
2.21%, 12/01/34 - 05/01/35 (i)	267	285
2.24%, 01/01/35 - 01/01/35 (i)	84	89
2.25%, 02/01/35 (i)	38	41
2.32%, 02/01/35 (i)	151	160
1.98%, 03/01/35 (i)	45	47
1.95%, 04/01/35 (i)	301	318
2.44%, 04/01/35 - 11/01/35 (i)	350	374
1.94%, 05/01/35 (i)	674	718
2.02%, 05/01/35 (i)	236	248
2.38%, 06/01/35 (i)	423	451

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
2.29%, 07/01/35 (i)	399	404
1.76%, 08/01/35 (i)	654	682
2.27%, 08/01/35 - 03/01/36 (i)	741	791
2.17%, 02/01/36 (i)	948	1,008
2.31%, 02/01/36 (i)	365	388
2.36%, 03/01/36 (i)	570	608
6.00%, 04/01/36 - 04/01/40	1,812	2,039
4.50%, 07/15/44, TBA (g)	4,190	4,535
REMIC, 5.00%, 08/25/19 - 11/25/21	1,929	2,022
REMIC, 0.60%, 07/25/42 (i)	4,831	4,844
		150,842
Government National Mortgage Association - 1.7%
Government National Mortgage Association
7.00%, 12/15/17	145	152
5.50%, 07/15/20	126	134
3.00%, 06/20/27 - 09/20/27	6,914	7,232
6.00%, 07/15/36	2,364	2,733
4.50%, 09/20/40	2,066	2,263
3.50%, 03/20/43 - 04/20/43	6,901	7,194
REMIC, 0.60%, 07/16/42 (i)	10,502	10,546
		30,254
Total Government and Agency Obligations (cost $438,091)		441,748

SHORT TERM INVESTMENTS - 2.8%
Investment Companies - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	10,000	10,000
T. Rowe Price Reserves Investment Fund, 0.17% (a) (h)	30,862	30,862
		40,862
Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	9,053	9,053
Total Short Term Investments (cost $49,915)		49,915
Total Investments - 101.0% (cost $1,789,530)		1,800,539
Other Assets and Liabilities, Net - (1.0%)		(17,695)
Total Net Assets - 100.0%		$1,782,844

Portfolio Composition:	Percentage of Total Investments
Non-U.S. Government Agency ABS	22.3%
Financials	20.5
U.S. Government Agency MBS	12.4
Government Securities	12.2
Energy	9.3
Consumer Discretionary	4.3
Health Care	3.5
Utilities	3.1
Industrials	3.0
Consumer Staples	2.4
Telecommunication Services	1.9
Information Technology	1.3
Materials	1.0
Short Term Investments	2.8
Total Investments	100.0%

JNL/T. Rowe Price Value Fund

	Shares/Par †	Value
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 6.5%
Carnival Corp.	715	$26,920
Comcast Corp. - Special Class A	342	18,239
General Motors Co.	642	23,315
J.C. Penney Co. Inc. (c) (e)	1,223	11,072
Johnson Controls Inc.	240	11,963
Kohl’s Corp.	355	18,691
Lowe’s Cos. Inc.	566	27,167
Time Warner Cable Inc.	56	8,249
TRW Automotive Holdings Corp. (c)	304	27,187
Viacom Inc.	217	18,777
		191,580
CONSUMER STAPLES - 6.7%
Archer-Daniels-Midland Co.	330	14,539
Avon Products Inc.	817	11,930
Bunge Ltd.	267	20,166
ConAgra Foods Inc.	50	1,490
Dr. Pepper Snapple Group Inc.	308	18,066
Energizer Holdings Inc.	67	8,213
General Mills Inc.	78	4,098
Ingredion Inc.	253	18,978
PepsiCo Inc.	317	28,321
Philip Morris International Inc.	321	27,080
Procter & Gamble Co.	364	28,567
Rite Aid Corp. (c)	564	4,046
Sysco Corp.	315	11,789
		197,283
ENERGY - 11.0%
Anadarko Petroleum Corp.	155	16,935
Apache Corp.	409	41,113
Chesapeake Energy Corp.	920	28,603
Cimarex Energy Co.	62	8,938
Concho Resources Inc. (c)	96	13,814
ENI SpA	610	16,696
Marathon Oil Corp.	340	13,577
National Oilwell Varco Inc.	126	10,384
Phillips 66	892	71,744
Pioneer Natural Resources Co.	174	39,907
Royal Dutch Shell Plc - ADR	258	21,235
Spectra Energy Corp.	365	15,518
Valero Energy Corp.	473	23,687
		322,151
FINANCIALS - 22.3%
Allstate Corp.	211	12,378
Ameriprise Financial Inc.	140	16,776
Annaly Capital Management Inc. (e)	520	5,947
Bank of America Corp.	3,379	51,929
Barclays Plc	3,836	13,972
Capital One Financial Corp.	355	29,307
Citigroup Inc.	1,135	53,444
Digital Realty Trust Inc. (e)	69	4,018
Discover Financial Services	316	19,598
Invesco Ltd.	390	14,711
JPMorgan Chase & Co.	1,380	79,488
Marsh & McLennan Cos. Inc.	541	28,029
MetLife Inc.	1,094	60,778
Morgan Stanley	1,311	42,369
PNC Financial Services Group Inc.	361	32,129
State Street Corp.	385	25,909
TD Ameritrade Holding Corp.	391	12,249
U.S. Bancorp	486	21,067
UniCredit SpA	1,151	9,624
Wells Fargo & Co.	950	49,911
Weyerhaeuser Co. (e)	1,432	47,398
XL Group Plc	689	22,542
		653,573
HEALTH CARE - 18.6%
AbbVie Inc.	278	15,696

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Agilent Technologies Inc.	801	45,992
Amgen Inc.	137	16,157
CIGNA Corp.	354	32,539
Covidien Plc	244	21,959
HCA Holdings Inc. (c)	391	22,053
Hospira Inc. (c)	595	30,586
Johnson & Johnson	596	62,353
Merck & Co. Inc.	1,368	79,145
Novartis AG	191	17,283
Pfizer Inc.	2,427	72,043
Thermo Fisher Scientific Inc.	523	61,679
UnitedHealth Group Inc.	501	40,957
WellPoint Inc.	244	26,300
		544,742
INDUSTRIALS - 12.6%
3M Co.	176	25,253
American Airlines Group Inc. (c)	1,778	76,361
Boeing Co.	363	46,210
General Electric Co.	3,494	91,809
Honeywell International Inc.	488	45,397
Republic Services Inc. - Class A	148	5,608
Terex Corp.	210	8,635
Textron Inc.	444	16,982
United Continental Holdings Inc. (c)	59	2,403
United Technologies Corp.	450	51,941
		370,599
INFORMATION TECHNOLOGY - 6.3%
Applied Materials Inc.	409	9,216
Avago Technologies Ltd.	138	9,946
Intel Corp.	115	3,560
Micron Technology Inc. (c)	1,055	34,775
Microsoft Corp.	163	6,806
NXP Semiconductors NV (c)	291	19,278
Seagate Technology	240	13,614
Texas Instruments Inc.	730	34,877
Western Digital Corp.	144	13,254
Western Union Co.	451	7,822
Xerox Corp.	2,488	30,950
		184,098
MATERIALS - 4.9%
Celanese Corp. - Class A	653	41,981
Holcim Ltd.	123	10,797
International Paper Co.	1,030	51,964
LyondellBasell Industries NV	263	25,633
Mosaic Co.	119	5,880
Potash Corp. of Saskatchewan Inc.	226	8,583
Vulcan Materials Co.	5	293
		145,131
TELECOMMUNICATION SERVICES - 0.4%
Windstream Holdings Inc. (e)	1,321	13,156

UTILITIES - 9.6%
AES Corp.	2,560	39,811
American Electric Power Co. Inc.	324	18,064
Calpine Corp. (c)	1,051	25,017
CenterPoint Energy Inc.	268	6,855
Entergy Corp.	281	23,043
Exelon Corp.	898	32,766
FirstEnergy Corp.	697	24,203
MDU Resources Group Inc.	754	26,451
NRG Energy Inc.	1,470	54,694
PG&E Corp.	615	29,542
		280,446
Total Common Stocks (cost $2,234,956)		2,902,759
SHORT TERM INVESTMENTS - 2.9%
Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	1,119	1,119
T. Rowe Price Reserves Investment Fund, 0.17% (a) (h)	31,221	31,221
		32,340
Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	54,181	54,181
Total Short Term Investments (cost $86,521)		86,521
Total Investments - 101.8% (cost $2,321,477)		2,989,280
Other Assets and Liabilities, Net - (1.8%)		(52,687)
Total Net Assets - 100.0%		$2,936,593

Portfolio Composition:	Percentage of Total Investments
Financials	21.9%
Health Care	18.2
Industrials	12.4
Energy	10.8
Utilities	9.4
Consumer Staples	6.6
Consumer Discretionary	6.4
Information Technology	6.2
Materials	4.8
Telecommunication Services	0.4
Short Term Investments	2.9
Total Investments	100.0%

JNL/WMC Balanced Fund

	Shares/Par †	Value
COMMON STOCKS - 64.8%
CONSUMER DISCRETIONARY - 6.1%
Autoliv Inc. (e)	148	$15,758
Comcast Corp. - Class A	1,157	62,097
Ford Motor Co.	2,074	35,764
Honda Motor Co. Ltd. - ADR (e)	313	10,955
Interpublic Group of Cos. Inc.	500	9,765
Lowe’s Cos. Inc.	540	25,926
Mattel Inc.	465	18,105
Time Warner Inc.	429	30,126
Walt Disney Co.	244	20,920
		229,416
CONSUMER STAPLES - 4.3%
CVS Caremark Corp.	559	42,111
Kraft Foods Group Inc.	429	25,692
Philip Morris International Inc.	288	24,283
Procter & Gamble Co.	312	24,494
Unilever NV - ADR	520	22,767
Wal-Mart Stores Inc.	315	23,666
		163,013
ENERGY - 7.4%
Anadarko Petroleum Corp.	356	38,973
BP Plc - ADR	512	27,016
Cameco Corp. (e)	795	15,580
Chevron Corp.	514	67,139
Exxon Mobil Corp.	552	55,550
Halliburton Co.	333	23,640
Imperial Oil Ltd. (e)	409	21,510
Phillips 66	150	12,080

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Schlumberger Ltd.	156	18,394
		279,882
FINANCIALS - 13.7%
ACE Ltd.	413	42,846
AFLAC Inc.	372	23,157
Ameriprise Financial Inc.	202	24,208
Bank of Nova Scotia (e)	270	17,970
BlackRock Inc.	102	32,746
Citigroup Inc.	648	30,522
JPMorgan Chase & Co.	1,081	62,274
Marsh & McLennan Cos. Inc.	388	20,107
MetLife Inc.	479	26,625
PNC Financial Services Group Inc.	484	43,140
Principal Financial Group Inc.	476	24,007
Prudential Financial Inc.	483	42,917
Rayonier Inc.	247	8,778
SL Green Realty Corp.	68	7,473
Wells Fargo & Co.	2,132	112,055
		518,825
HEALTH CARE - 10.9%
AstraZeneca Plc - ADR	308	22,853
Bristol-Myers Squibb Co.	434	21,058
Cardinal Health Inc.	512	35,072
Eli Lilly & Co.	680	42,277
Johnson & Johnson	637	66,612
Medtronic Inc.	648	41,308
Merck & Co. Inc.	1,609	93,088
Pfizer Inc.	1,510	44,808
UnitedHealth Group Inc.	324	26,505
Zoetis Inc. - Class A	620	20,014
		413,595
INDUSTRIALS - 7.6%
Caterpillar Inc.	105	11,447
CSX Corp.	833	25,661
Deere & Co.	206	18,638
Eaton Corp. Plc	323	24,898
Equifax Inc.	341	24,751
FedEx Corp.	118	17,914
Honeywell International Inc.	333	30,906
Northrop Grumman Systems Corp.	99	11,846
Raytheon Co.	230	21,218
Textron Inc.	403	15,449
United Continental Holdings Inc. (c) (e)	647	26,556
United Parcel Service Inc. - Class B	322	33,069
United Technologies Corp.	217	25,021
		287,374
INFORMATION TECHNOLOGY - 9.4%
Accenture Plc - Class A	397	32,113
Analog Devices Inc.	275	14,843
Apple Inc.	411	38,185
Cisco Systems Inc.	1,259	31,294
eBay Inc. (c)	268	13,440
Google Inc. - Class C (c)	2	978
Intel Corp.	1,310	40,474
International Business Machines Corp.	110	19,919
Microsoft Corp.	1,461	60,938
Oracle Corp.	443	17,938
QUALCOMM Inc.	314	24,859
Symantec Corp.	737	16,871
Texas Instruments Inc.	497	23,742
Xerox Corp.	1,591	19,787
		355,381
MATERIALS - 1.6%
Dow Chemical Co.	479	24,634
Goldcorp Inc.	399	11,134
International Paper Co.	453	22,856
Rayonier Advanced Materials Inc. (c)	82	3,189
		61,813
TELECOMMUNICATION SERVICES - 1.7%
Verizon Communications Inc.	1,305	63,855

UTILITIES - 2.1%
Ameren Corp.	478	19,552
Dominion Resources Inc.	262	18,727
Exelon Corp.	412	15,038
NRG Energy Inc.	734	27,294
		80,611
Total Common Stocks (cost $1,851,501)		2,453,765

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.4%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$76	76
Ally Master Owner Trust
1.44%, 02/15/17	3,000	3,018
1.54%, 09/15/19	3,690	3,691
AmeriCredit Automobile Receivables Trust
3.34%, 04/08/16	329	333
1.23%, 09/08/16	166	167
Apidos CDO, 1.71%, 04/17/26 (r)	2,090	2,090
ARES CLO Ltd., 1.76%, 04/17/26 (r)	2,030	2,027
Atlas Senior Loan Fund V Ltd., 1.81%, 07/16/26 (r)	495	495
Avery Point CLO Ltd., 1.76%, 04/25/26 (i) (r)	1,920	1,915
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (e) (i)	1,200	1,254
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.76%, 04/12/38 (i)	193	205
5.90%, 09/11/38 (i)	575	619
5.20%, 12/11/38	780	847
5.60%, 03/11/39 (i)	915	968
5.54%, 09/11/41	579	622
5.54%, 10/12/41	597	648
Cent CLO 20 Ltd., 1.71%, 01/25/26 (r)	2,200	2,189
Cent CLO 21 Ltd., 1.72%, 07/27/26 (r)	625	624
CIFC Funding Ltd., 1.66%, 04/18/25 (r)	1,970	1,965
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	852
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	894
Continental Airlines Inc. Pass-Through Trust, 5.98%, 04/19/22	236	265
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (e) (r)	2,425	2,527
Dryden Senior Loan Fund, 1.59%, 04/18/26 (r)	1,945	1,930
Ford Credit Floorplan Master Owner Trust, 1.92%, 01/15/19	1,545	1,576
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	847	864
Hilton USA Trust REMIC, 2.66%, 11/05/30 (r)	1,960	1,985
ING Investment Management Co., 1.77%, 04/18/26 (r)	1,940	1,936
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.48%, 12/12/44 (i)	211	221
Limerock CLO, 1.73%, 04/18/26 (i) (r)	2,200	2,200
Madison Park Funding XI Ltd., 1.68%, 01/19/25 (i) (r)	1,280	1,274
Madison Park Funding XII Ltd., 1.68%, 07/20/26 (r)	1,560	1,560

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Merrill Lynch Mortgage Trust REMIC
5.05%, 07/12/38 (i)	500	517
5.86%, 05/12/39 (i)	1,050	1,121
Morgan Stanley Capital I Trust REMIC, 5.83%, 06/11/42 (i)	200	223
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	552
OZLM VI Ltd., 1.73%, 04/17/26 (i) (r)	1,625	1,621
SBA Tower Trust
4.25%, 04/15/15 (r)	420	431
REMIC, 2.93%, 12/15/17 (r)	1,155	1,177
Seneca Park CLO Ltd., 1.70%, 07/17/26 (i) (r)	1,155	1,154
Shackleton CLO Ltd., 1.71%, 07/17/26 (r)	1,155	1,148
Southwest Airlines Co. Pass-Through Trust, 6.15%, 08/01/22	192	221
Springleaf Funding Trust, 2.41%, 12/15/22 (f) (r)	1,870	1,873
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (i) (r)	305	298
Symphony CLO XIV Ltd., 1.48%, 07/14/26 (r)	1,930	1,930
Voya CLO Ltd., 1.68%, 07/17/26 (i) (r)	315	314
Total Non-U.S. Government Agency Asset-Backed Securities (cost $53,785)		54,417

CORPORATE BONDS AND NOTES - 9.1%
CONSUMER DISCRETIONARY - 1.2%
21st Century Fox America Inc., 4.00%, 10/01/23 (e)	420	437
Amazon.com Inc., 2.50%, 09/28/18 (e)	1,265	1,196
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,063
3.70%, 04/15/22	495	509
3.13%, 07/15/23	1,000	966
CBS Corp.
5.75%, 04/15/20	805	933
4.30%, 02/15/21	525	565
3.38%, 03/01/22 (e)	905	907
Comcast Corp.
6.50%, 01/15/17	750	853
3.60%, 03/01/24 (e)	895	919
5.65%, 06/15/35	165	194
6.50%, 11/15/35	165	213
6.55%, 07/01/39	375	488
4.65%, 07/15/42	1,125	1,164
4.75%, 03/01/44	495	523
COX Communications Inc., 3.25%, 12/15/22 (r)	1,000	979
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,446
2.38%, 08/01/18 (r)	1,400	1,434
2.25%, 07/31/19 (e) (r)	1,580	1,593
8.50%, 01/18/31	300	455
DIRECTV Holdings LLC
1.75%, 01/15/18	1,000	1,001
4.45%, 04/01/24	4,200	4,454
6.38%, 03/01/41	445	537
Discovery Communications LLC
3.30%, 05/15/22	1,000	995
3.25%, 04/01/23 (e)	265	260
4.95%, 05/15/42	195	198
4.88%, 04/01/43	280	282
Grupo Televisa SAB
6.63%, 01/15/40	375	458
5.00%, 05/13/45	385	386
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	760
Home Depot Inc., 4.40%, 03/15/45	285	287
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,044
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	553
NBCUniversal Enterprise Inc., 1.66%, 04/15/18 (r)	830	829
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,764
News America Inc.
4.50%, 02/15/21	850	932
3.00%, 09/15/22	750	738
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (r)	3,400	3,401
2.65%, 09/26/18 (e) (r)	1,445	1,483
Time Warner Cable Inc.
5.85%, 05/01/17	270	304
6.55%, 05/01/37	435	539
7.30%, 07/01/38	285	383
6.75%, 06/15/39	285	367
5.88%, 11/15/40	1,245	1,450
Time Warner Inc.
4.88%, 03/15/20	500	560
4.75%, 03/29/21 (e)	450	499
6.25%, 03/29/41	500	601
Viacom Inc.
3.25%, 03/15/23	1,535	1,514
4.38%, 03/15/43	951	881
Walt Disney Co., 4.13%, 06/01/44	955	938
		45,235
CONSUMER STAPLES - 0.8%
Altria Group Inc.
4.75%, 05/05/21	1,148	1,266
4.50%, 05/02/43 (e)	1,800	1,732
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (l)	680	836
5.38%, 01/15/20 (l)	170	196
2.50%, 07/15/22	731	700
BAT International Finance Plc, 3.25%, 06/07/22 (r)	1,945	1,923
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	1,266	1,281
3.88%, 11/26/23	1,400	1,438
ConAgra Foods Inc., 1.90%, 01/25/18	330	331
CVS Caremark Corp.
5.75%, 06/01/17	120	135
4.00%, 12/05/23	2,680	2,803
Diageo Capital Plc, 2.63%, 04/29/23 (e)	1,800	1,725
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	255
Grupo Bimbo SAB de CV, 3.88%, 06/27/24 (r)	560	559
Heineken NV
2.75%, 04/01/23 (e) (r)	1,785	1,704
4.00%, 10/01/42 (r)	40	37
Japan Tobacco Inc., 2.10%, 07/23/18 (e) (r)	875	883
Kraft Foods Group Inc.
2.25%, 06/05/17	375	385
3.50%, 06/06/22	1,760	1,806
5.00%, 06/04/42	410	438
Kroger Co.
3.30%, 01/15/21	745	762
3.85%, 08/01/23 (e)	430	442
4.00%, 02/01/24	875	907
Molson Coors Brewing Co.
2.00%, 05/01/17	40	41
3.50%, 05/01/22 (e)	1,365	1,379
5.00%, 05/01/42	550	574
Mondelez International Inc., 6.50%, 02/09/40	1,000	1,278
PepsiCo Inc.
3.13%, 11/01/20	460	479
2.75%, 03/05/22 (e)	970	959
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	702

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
3.75%, 01/15/22 (r)	750	776
4.95%, 01/15/42 (r)	200	216
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,470
		31,418
ENERGY - 0.4%
BP Capital Markets Plc
4.75%, 03/10/19	675	757
3.25%, 05/06/22	1,000	1,012
2.50%, 11/06/22 (e)	600	571
3.99%, 09/26/23	195	205
Chevron Corp., 3.19%, 06/24/23	1,895	1,924
EOG Resources Inc., 5.63%, 06/01/19	190	221
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22 (r)	750	696
Halliburton Co., 3.50%, 08/01/23	2,750	2,819
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	85
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,024
Shell International Finance BV, 4.38%, 03/25/20	675	751
Statoil ASA
5.25%, 04/15/19	215	247
2.90%, 11/08/20	1,650	1,696
Total Capital SA, 2.13%, 08/10/18	2,250	2,285
TransCanada Pipelines Ltd., 3.80%, 10/01/20 (e)	975	1,050
		15,343
FINANCIALS - 3.6%
Ace Capital Trust II, 9.70%, 04/01/30	525	777
ACE INA Holdings Inc., 3.35%, 05/15/24	925	932
American Express Centurion Bank, 6.00%, 09/13/17	850	974
American Express Credit Corp.
2.75%, 09/15/15	500	513
2.38%, 03/24/17	1,025	1,060
2.13%, 07/27/18	1,700	1,727
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,024
American International Group Inc., 4.13%, 02/15/24	1,100	1,157
Ameriprise Financial Inc., 5.30%, 03/15/20	170	195
AvalonBay Communities Inc., 3.63%, 10/01/20	905	945
AXA SA, 8.60%, 12/15/30 (e)	425	571
Bank of America Corp.
6.50%, 08/01/16	2,000	2,217
5.42%, 03/15/17	700	770
2.00%, 01/11/18	1,200	1,208
7.63%, 06/01/19	800	988
5.63%, 07/01/20	140	161
3.30%, 01/11/23	705	693
4.10%, 07/24/23	1,390	1,442
4.13%, 01/22/24	2,700	2,782
5.88%, 02/07/42	300	355
5.00%, 01/21/44	500	530
Bank of Montreal, 2.50%, 01/11/17	2,650	2,756
Bank of New York Mellon Corp., 5.45%, 05/15/19	500	576
Bank of Nova Scotia, 3.40%, 01/22/15	625	636
Barclays Bank Plc
6.05%, 12/04/17 (e) (r)	550	624
2.50%, 02/20/19	1,400	1,418
6.75%, 05/22/19	320	385
3.75%, 05/15/24	1,200	1,207
BNP Paribas SA
2.40%, 12/12/18 (e)	2,500	2,521
3.25%, 03/03/23 (e)	305	301
BPCE SA
2.50%, 12/10/18	520	527
4.00%, 04/15/24	1,255	1,281
5.15%, 07/21/24 (r)	1,375	1,451
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	1,300	1,335
Capital One Bank USA NA, 2.15%, 11/21/18	1,930	1,941
Capital One Financial Corp.
2.15%, 03/23/15	895	906
4.75%, 07/15/21	1,500	1,668
3.75%, 04/24/24	2,000	2,029
CDP Financial, 4.40%, 11/25/19 (r)	600	667
Citigroup Inc.
5.50%, 10/15/14	229	232
4.59%, 12/15/15	535	564
5.85%, 08/02/16 (e)	1,300	1,426
4.45%, 01/10/17	1,000	1,078
6.13%, 05/15/18	245	282
2.50%, 09/26/18 (e)	1,000	1,017
8.50%, 05/22/19	1,400	1,792
5.38%, 08/09/20	586	671
4.50%, 01/14/22	605	656
8.13%, 07/15/39	115	173
5.88%, 01/30/42	165	196
5.30%, 05/06/44 (e)	1,055	1,099
CNA Financial Corp., 3.95%, 05/15/24	225	232
Comerica Inc., 3.00%, 09/16/15	95	98
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.20%, 03/11/15 (r)	750	765
Credit Agricole SA
3.50%, 04/13/15 (e) (r)	740	756
2.50%, 04/15/19 (r)	2,435	2,457
Credit Suisse, 2.30%, 05/28/19	795	796
Credit Suisse New York, 3.50%, 03/23/15	345	353
Deutsche Bank AG
2.50%, 02/13/19 (e)	2,300	2,344
3.70%, 05/30/24	995	995
Deutsche Bank AG London, 3.45%, 03/30/15	500	511
Discover Financial Services, 6.45%, 06/12/17	90	102
Eaton Vance Corp., 6.50%, 10/02/17	30	34
ERP Operating LP, 4.75%, 07/15/20	765	854
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	218
Five Corners Funding Trust, 4.42%, 11/15/23 (r)	1,505	1,586
Ford Motor Credit Co. LLC, 2.38%, 03/12/19 (e)	2,400	2,411
General Electric Capital Corp.
5.55%, 05/04/20	1,650	1,920
4.63%, 01/07/21 (e)	450	501
4.65%, 10/17/21	500	556
3.15%, 09/07/22 (e)	3,590	3,605
6.15%, 08/07/37	215	267
5.88%, 01/14/38	1,181	1,431
Goldman Sachs Group Inc.
5.35%, 01/15/16	400	427
5.63%, 01/15/17	670	737
2.38%, 01/22/18	755	767
6.00%, 06/15/20 (e)	205	239
5.25%, 07/27/21	1,000	1,122
5.75%, 01/24/22	2,445	2,828
3.63%, 01/22/23 (e)	550	550
6.25%, 02/01/41	940	1,142
4.80%, 07/08/44	1,080	1,076
HCP Inc., 6.00%, 01/30/17	365	409
HSBC Bank Plc, 4.13%, 08/12/20 (r)	900	974
HSBC Bank USA NA, 5.88%, 11/01/34 (e)	250	300

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
HSBC Holdings Plc
4.00%, 03/30/22	870	925
6.10%, 01/14/42	905	1,139
5.25%, 03/14/44	260	278
HSBC USA Inc., 1.63%, 01/16/18 (e)	1,435	1,438
Huntington National Bank, 2.20%, 04/01/19	915	916
ING Bank NV, 3.75%, 03/07/17 (r)	1,600	1,702
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,852
6.30%, 04/23/19	475	562
4.50%, 01/24/22	825	904
3.25%, 09/23/22	1,000	1,004
3.38%, 05/01/23 (e)	1,060	1,040
6.40%, 05/15/38	425	535
5.40%, 01/06/42	540	615
Kimco Realty Corp., 5.78%, 03/15/16	345	373
Korea Finance Corp., 2.88%, 08/22/18	990	1,016
Liberty Mutual Group Inc., 4.25%, 06/15/23 (r)	585	606
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	610
Liberty Property LP, 6.63%, 10/01/17	225	257
Lloyds Bank Plc., 4.38%, 01/12/15 (r)	625	637
Loews Corp., 2.63%, 05/15/23	780	736
MassMutual Global Funding II, 2.10%, 08/02/18 (r)	1,875	1,892
MetLife Inc.
4.13%, 08/13/42	265	257
4.88%, 11/13/43	1,345	1,452
Metropolitan Life Global Funding I
2.50%, 09/29/15 (r)	1,200	1,229
1.50%, 01/10/18 (r)	1,480	1,469
Morgan Stanley
5.45%, 01/09/17	1,000	1,101
2.13%, 04/25/18 (e)	1,900	1,921
2.50%, 01/24/19 (e)	1,000	1,011
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,135
3.05%, 02/15/22	445	452
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	349
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	521
PNC Financial Services Group Inc., 3.90%, 04/29/24	830	845
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,050
Prudential Financial Inc.
5.50%, 03/15/16	425	457
6.00%, 12/01/17	450	515
2.30%, 08/15/18	1,885	1,917
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	350
Realty Income Corp.
6.75%, 08/15/19	355	416
5.75%, 01/15/21	335	384
Simon Property Group LP
4.20%, 02/01/15	600	607
6.10%, 05/01/16	325	353
Sovereign Bank, 8.75%, 05/30/18 (e)	450	548
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	272
Svenska Handelsbanken AB, 2.88%, 04/04/17	2,000	2,092
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,056
U.S. Bancorp, 3.70%, 01/30/24	900	931
U.S. Bank NA, 4.95%, 10/30/14	450	457
UBS AG, 4.88%, 08/04/20	1,700	1,905
Wachovia Corp., 5.75%, 06/15/17 (e)	1,500	1,698
WEA Finance LLC, 7.13%, 04/15/18 (r)	350	426
Wells Fargo & Co.
3.50%, 03/08/22	2,515	2,598
4.48%, 01/16/24	517	547
4.10%, 06/03/26	2,125	2,148
		138,305
HEALTH CARE - 0.9%
Actavis Funding SCS
2.45%, 06/15/19 (e) (r)	265	266
4.85%, 06/15/44 (r)	1,500	1,512
Aetna Inc., 1.75%, 05/15/17	55	56
Amgen Inc.
3.88%, 11/15/21	2,300	2,426
5.15%, 11/15/41	2,700	2,892
Celgene Corp.
2.25%, 05/15/19	265	266
3.63%, 05/15/24	620	621
Eli Lilly & Co., 4.65%, 06/15/44	1,205	1,270
Express Scripts Holding Co.
2.65%, 02/15/17 (e)	1,897	1,971
2.25%, 06/15/19	970	966
3.90%, 02/15/22 (e)	1,000	1,046
3.50%, 06/15/24 (e)	1,390	1,376
Gilead Sciences Inc., 3.70%, 04/01/24	1,125	1,155
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	820	797
GlaxoSmithKline Capital Plc
1.50%, 05/08/17	480	485
2.85%, 05/08/22	1,255	1,238
Kaiser Foundation Hospitals
3.50%, 04/01/22	235	237
4.88%, 04/01/42	455	493
McKesson Corp.
2.85%, 03/15/23	90	87
3.80%, 03/15/24	1,125	1,149
Medtronic Inc.
1.38%, 04/01/18 (e)	675	671
3.63%, 03/15/24	360	368
Merck & Co. Inc.
1.30%, 05/18/18	550	544
2.80%, 05/18/23	940	918
4.15%, 05/18/43	630	615
Novartis Capital Corp., 3.40%, 05/06/24 (e)	3,200	3,239
Pfizer Inc., 6.20%, 03/15/19 (e)	700	831
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	516	606
Sanofi SA, 4.00%, 03/29/21	1,025	1,110
Thermo Fisher Scientific Inc., 3.25%, 11/20/14	140	142
UnitedHealth Group Inc.
3.88%, 10/15/20	600	644
2.88%, 03/15/22 (e)	70	70
4.63%, 11/15/41	1,040	1,083
WellPoint Inc.
2.30%, 07/15/18	625	637
3.70%, 08/15/21	1,000	1,042
3.30%, 01/15/23	2,275	2,271
Zoetis Inc.
3.25%, 02/01/23	125	124
4.70%, 02/01/43	150	152
		35,376
INDUSTRIALS - 0.4%
Cargill Inc., 4.31%, 05/14/21 (r)	517	568
Catholic Health Initiatives, 2.60%, 08/01/18	815	819
Deere & Co., 4.38%, 10/16/19	185	206
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	340	351
2.35%, 10/15/19 (r)	1,405	1,403
4.50%, 08/16/21 (r)	620	674
3.30%, 10/15/22 (r)	120	119
5.63%, 03/15/42 (r)	1,200	1,355
FedEx Corp.
2.63%, 08/01/22	190	182
2.70%, 04/15/23	520	493
4.90%, 01/15/34	1,005	1,077

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
5.10%, 01/15/44	1,685	1,820
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	967
Illinois Tool Works Inc., 3.50%, 03/01/24	2,035	2,085
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	748
Southwest Airlines Co., 5.75%, 12/15/16	500	552
United Technologies Corp., 3.10%, 06/01/22	225	228
		13,647
INFORMATION TECHNOLOGY - 0.3%
Apple Inc.
2.85%, 05/06/21	1,800	1,815
3.45%, 05/06/24	1,635	1,652
4.45%, 05/06/44	210	212
Cisco Systems Inc., 4.45%, 01/15/20	500	554
eBay Inc., 2.60%, 07/15/22 (e)	715	685
EMC Corp.
1.88%, 06/01/18	750	755
2.65%, 06/01/20	750	756
3.38%, 06/01/23	750	759
International Business Machines Corp., 3.38%, 09/30/18	2,750	2,772
Oracle Corp., 6.13%, 07/08/39	500	626
		10,586
MATERIALS - 0.2%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	1,945	2,038
CF Industries Inc., 5.38%, 03/15/44	1,495	1,600
Monsanto Co., 4.70%, 07/15/64	375	376
Rio Tinto Finance USA Ltd., 3.75%, 09/20/21	1,895	1,995
		6,009
TELECOMMUNICATION SERVICES - 0.8%
America Movil SAB de CV
3.13%, 07/16/22	1,150	1,132
4.38%, 07/16/42	330	311
AT&T Inc.
6.80%, 05/15/36	150	189
6.55%, 02/15/39	155	192
5.35%, 09/01/40	95	103
5.55%, 08/15/41	340	381
BellSouth Corp., 6.55%, 06/15/34	300	359
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	508
8.75%, 06/15/30 (e) (l)	275	402
4.88%, 03/06/42 (r)	705	736
France Telecom SA, 4.13%, 09/14/21	2,550	2,737
SBC Communications, 6.45%, 06/15/34	480	585
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,857
3.45%, 03/15/21	975	1,007
3.50%, 11/01/21	735	757
6.40%, 09/15/33	4,730	5,786
4.75%, 11/01/41	265	267
6.55%, 09/15/43	4,455	5,597
Verizon Global Funding Corp., 7.75%, 12/01/30	500	683
Vodafone Group Plc, 5.45%, 06/10/19	600	688
		29,277
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	215
Atmos Energy Corp., 6.35%, 06/15/17	385	442
Colorado Public Service Co., 5.13%, 06/01/19	500	571
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	276
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	965
Electricite de France
5.63% (callable at 100 beginning 01/22/24) (m) (r)	2,000	2,091
4.88%, 01/22/44 (r)	2,800	2,980
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (e) (m) (r)	770	786
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,736
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	663
MidAmerican Energy Co., 6.13%, 04/01/36	350	433
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	418
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	377
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	801
5.13%, 11/15/43	480	537
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	78
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	234
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	128
5.35%, 05/15/40	800	959
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	751
Southern California Edison Co., 5.55%, 01/15/37	500	598
Southern Co., 2.45%, 09/01/18	675	692
State Grid Overseas Investment Ltd., 2.75%, 05/07/19 (r)	2,175	2,192
		18,923
Total Corporate Bonds and Notes (cost $327,487)		344,119

GOVERNMENT AND AGENCY OBLIGATIONS - 22.1%
GOVERNMENT SECURITIES - 12.0%
Municipals - 0.7%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,313
City of Chicago O’Hare International Airport, RB
6.85%, 01/01/38	700	779
6.40%, 01/01/40	440	560
City of Sacramento, California (insured by Assured Guaranty Municpal Corp.), 5.85%, 08/01/19	1,260	1,359
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	390	503
Grand Parkway Transportation Corp., 5.18%, 10/01/42	1,555	1,803
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	708
Los Angeles Unified School District, 5.75%, 07/01/34	800	973
Maryland Transportation Authority, 5.89%, 07/01/43	270	342
Massachusetts School Building Authority, 5.72%, 08/15/39	500	611
Metropolitan Transportation Authority
7.34%, 11/15/39	75	109
6.09%, 11/15/40	405	513
6.81%, 11/15/40	250	337
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	1,275	1,560
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	1,016
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	996
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,168

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	461
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	105	131
4.46%, 10/01/62	2,500	2,559
State of California
7.55%, 04/01/39	200	301
7.63%, 03/01/40	400	590
State of Illinois, 5.10%, 06/01/33	780	784
University of California
4.60%, 05/15/31	940	1,021
6.58%, 05/15/49	370	484
University of California Build America Bond, 5.77%, 05/15/43	615	743
University of California, RB, 6.55%, 05/15/48	900	1,177
University of Missouri, 5.96%, 11/01/39	360	451
Utility Debt Securitization Authority, 3.44%, 12/15/25	1,165	1,216
		24,568
Sovereign - 0.1%
Mexico Government International Bond, 3.50%, 01/21/21	1,326	1,377
Poland Government International Bond, 4.00%, 01/22/24	1,240	1,286
Province of Ontario, Canada, 4.00%, 10/07/19	550	605
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	1,977
		5,245
U.S. Treasury Securities - 11.2%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,229
2.88%, 05/15/43	34,739	31,677
U.S. Treasury Note
0.25%, 10/31/14 - 11/30/15	97,280	97,360
0.13%, 12/31/14 - 04/30/15	77,450	77,463
0.38%, 06/30/15 - 08/31/15	43,900	44,003
1.75%, 07/31/15	15,900	16,174
1.25%, 10/31/15 - 11/30/18	23,500	23,401
2.00%, 01/31/16 - 04/30/16	17,000	17,483
0.38%, 05/31/16 (e)	5,000	4,995
1.50%, 06/30/16	13,600	13,879
1.00%, 09/30/16	3,300	3,332
0.88%, 11/30/16	12,815	12,892
0.63%, 05/31/17	9,320	9,257
0.75%, 10/31/17	18,300	18,118
1.38%, 07/31/18 - 09/30/18	10,030	10,032
2.75%, 10/12/18 - 10/25/18	12,775	13,059
1.50%, 05/31/19 (e)	15,000	14,922
3.63%, 02/15/20	3,915	4,305
2.63%, 11/15/20	9,400	9,761
		424,342
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.1%
Federal Home Loan Mortgage Corp. - 1.5%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	991	1,116
6.50%, 11/01/17	7	7
4.50%, 05/01/18 - 03/01/19	181	191
4.00%, 09/01/26 - 07/01/41	657	703
2.50%, 07/15/29, TBA (g)	5,900	5,987
3.00%, 07/15/29 - 07/15/44, TBA (g)	16,350	16,299
7.00%, 11/01/30 - 10/01/32	83	91
3.50%, 07/15/44, TBA (g)	13,750	14,120
4.00%, 07/15/44, TBA (g)	12,575	13,308
4.50%, 07/15/44, TBA (g)	3,000	3,245
5.50%, 07/15/44, TBA (g)	2,400	2,679
		57,746
Federal National Mortgage Association - 6.2%
Federal National Mortgage Association
6.00%, 01/01/18	14	14
3.50%, 03/01/26 - 03/01/26	267	283
4.00%, 09/01/26 - 09/01/26	4,854	5,188
4.50%, 01/01/27	2,229	2,387
3.00%, 05/01/27 - 08/01/27	1,195	1,243
2.00%, 07/15/29, TBA (g)	2,200	2,171
2.50%, 07/15/29 - 07/15/44, TBA (g)	11,850	11,968
3.00%, 07/15/29 - 07/15/44, TBA (g)	38,090	38,152
3.50%, 07/15/29 - 07/15/44, TBA (g)	7,650	8,096
7.50%, 09/01/29	14	16
7.00%, 10/01/33	57	65
5.50%, 03/01/38	877	981
6.50%, 10/01/38 - 10/01/39	502	578
5.00%, 07/01/40	482	535
4.00%, 07/15/44, TBA (g)	20,300	21,524
4.50%, 07/15/44, TBA (g)	99,100	107,258
5.00%, 07/15/44, TBA (g)	20,600	22,866
5.50%, 07/15/44, TBA (g)	8,800	9,845
		233,170
Government National Mortgage Association - 2.4%
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	10,668	12,129
6.50%, 04/15/26	20	22
5.50%, 11/15/32 - 02/15/36	158	178
7.00%, 01/15/33 - 05/15/33	28	33
5.00%, 06/20/33 - 06/15/39	7,929	8,739
4.00%, 06/15/39 - 02/15/42	3,732	3,988
4.50%, 06/15/40 - 05/15/42	5,104	5,580
3.00%, 07/15/44, TBA (g)	15,800	15,945
3.50%, 07/15/44, TBA (g)	13,300	13,838
4.00%, 07/15/44 - 07/15/44, TBA (g)	16,425	17,546
4.50%, 07/15/44, TBA (g)	8,900	9,715
5.50%, 07/15/44, TBA (g)	3,000	3,352
6.00%, 07/15/44, TBA (g)	600	675
REMIC, 7.50%, 09/16/35	11	13
		91,753
Total Government and Agency Obligations (cost $825,705)		836,824

SHORT TERM INVESTMENTS - 14.1%
Investment Companies - 11.2%
JNL Money Market Fund, 0.01% (a) (h)	425,006	425,006
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (h)	111,202	111,202
Total Short Term Investments (cost $536,208)		536,208
Total Investments - 111.5% (cost $3,594,686)		4,225,333
Other Assets and Liabilities, Net - (11.5%)		(437,326)
Total Net Assets - 100.0%		$3,788,007

Portfolio Composition:	Percentage of Total Investments
Financials	15.5%
Government Securities	10.7
Health Care	10.6
U.S. Government Agency MBS	9.1
Information Technology	8.7
Industrials	7.1
Energy	7.0
Consumer Discretionary	6.5
Consumer Staples	4.6
Utilities	2.4
Telecommunication Services	2.2
Materials	1.6
Non-U.S. Government Agency ABS	1.3
Short Term Investments	12.7
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

(a)         Investment in affiliate.

(b)         Consolidated Schedule of Investments.

(c)          Non-income producing security.

(d)         Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(e)          All or portion of the security was on loan.

(f)           Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)          All or a portion of the security was purchased on a delayed delivery basis.  As of June 30, 2014, the total payable for investments purchased on a delayed delivery basis was as follows:  JNL/Capital Guardian Global Balanced Fund $11,219; JNL/Goldman Sachs Core Plus Bond Fund $82,941; JNL/Mellon Capital Bond Index Fund $23,961; JNL/Neuberger Berman Strategic Income Fund $133,834; JNL/PIMCO Real Return Fund $1,649,922; JNL/PIMCO Total Return Bond Fund $469,359; JNL/T.Rowe Price Short-Term Bond Fund $4,510; JNL/WMC Balanced Fund $336,080.

(h)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2014.

(i)             The security or securities in this category have a variable rate.  Rate stated was in effect as of June 30, 2014.

(j)            Security issued with a zero coupon.  Income is recognized through the accretion of discount.

(k)         Security is a “step-up” bond where the coupon may increase or step up at a future date.  Rate stated was the coupon as of June 30, 2014.

(l)             The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)     Perpetual security.

(n)         Treasury inflation indexed note, par amount is adjusted for inflation.

(o)         All or a portion of the security is pledged or segregated as collateral.  See Note 6 in the Notes to the Financial Statements.

(p)         Security is restricted to resale to institutional investors.  See Restricted Securities in these Notes to the Schedules of Investments.

(q)         The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(r)            The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Board.  As of June 30, 2014, the value and the percentage of net assets of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund - $61,227, 1.8%; JNL/Franklin Templeton Global Multisector Bond Fund - $275,674, 13.7%; JNL/Franklin Templeton Income Fund - $405,501, 14.9%; JNL/Franklin Templeton International Small Cap Growth Fund - $18,948, 3.8%; JNL/Franklin Templeton Mutual Shares Fund - $21,398, 1.7%; JNL/Goldman Sachs Core Plus Bond Fund - $88,159, 10.7%; JNL/Goldman Sachs Emerging Markets Debt Fund - $141,477, 19.9%; JNL/Ivy Asset Strategy Fund - $573,943, 17.5%; JNL/JPMorgan U.S. Government & Quality Bond Fund - $26,592, 2.3%; JNL/Lazard Emerging Markets Fund - $26,426, 1.7%; JNL/Mellon Capital Bond Index Fund - $2,175, 0.2%; JNL/Neuberger Berman Strategic Income Fund - $47,836, 9.2%; JNL/PIMCO Real Return Fund - $182,458, 9.0%; JNL/PIMCO Total Return Bond Fund - $246,145, 4.8%; JNL/PPM America Floating Rate Income Fund - $51,396, 2.9%; JNL/PPM America High Yield Bond Fund - $1,184,693, 38.0%; JNL/Scout Unconstrained Bond Fund - $8,312, 1.8%; JNL/T. Rowe Price Short-Term Bond Fund - $401,761, 22.5%; JNL/WMC Balanced Fund - $93,723, 2.5%; JNL/WMC Money Market Fund - $181,012, 13.4%

(s)           Treasury inflation indexed note, par amount is not adjusted for inflation.

(t)            The Fund had an unfunded commitment at June 30, 2014.  See Unfunded Commitments in the Notes to Financial Statements.

(u)         Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v)         Convertible security.

(w)       The securities in this category are a direct debt of the agency and not collateralized by mortgages.

(x)         Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(y)         Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

(z)          This variable rate senior loan will settle after June 30, 2014, at which time the interest rate will be determined.

†                 Par amounts are listed in USD unless otherwise noted.  Options are quoted in unrounded number of contracts.  Gold bullion is quoted in unrounded ounces.

**          A Summary Schedule of Investments is presented for this portfolio.  For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2014.  In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting www.jackson.com or the Commission’s website, www.sec.gov.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CRC - Costa Rican Colon

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Sheqel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR — Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona SGD - Singapore Dollar THB - Thai Baht TRY - New Turkish Lira TWD - Taiwan Dollar USD - United States Dollar UYU - Uruguayan Peso ZAR - South African Rand

Abbreviations:

“-”  Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CBT - Chicago Board of Trade

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.EM - Credit Derivatives Index - Emerging Markets

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CMBX.NA.AAA - Commercialized Mortgage Backed Securities Index - North American - AAA rated

CME - Chicago Mercantile Exchange

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2014

Abbreviations: (continued)

CPI - Consumer Price Index

CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted

CNX - CRISIL NSE Index

CVA - Commanditaire Vennootschap op Aandelen

DJIA - Dow Jones Industrial Average

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor- Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

GO - General Obligation

IBEX - Iberia Index

ICE - Intercontinental Exchange

iTraxx - Group of international credit derivative indices monitored by the International Index Company

JSE - Johannesburg Stock Exchange

KCBT - Kansas City Board of Trade

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

Liffe - London International Financial Futures and Options Exchange

LME - London Metal Exchange

MBS - Mortgage Backed Security

MIB - Milano Indice Borsa

MICEX - Moscow Interbank Currency Exchange Index

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

OAT - Obligations Assimilables du Tresor

OMX - Optionsmaklarna/Helsinki Stock Exchange

OTC - Over the Counter

PJSC - Public Joint Stock Company

RB - Revenue  Bond

RBOB - Reformulated Blendstock for Oxygenate Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor’s

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TAIEX - Taiwan Capitalization Weighted Stock Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

UF - Unidad de Fomento

ULSD - Ultra-low sulfur diesel

WTI - West Texas Intermediate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank of Scotland

SCB - Standard Chartered Bank

SSB - State Street Brokerage Services, Inc.

TDS - TD Securities Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

(b)                                 Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)         (1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)       The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 5, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 5, 2014

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.